UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

(This Form N-CSR relates solely to the Registrant’s 33 portfolios listed in Appendix A)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2018

Date of reporting period:	06/30/2018

Item 1 – Reports to Stockholders

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2018

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2018 were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Academic Strategies Asset Allocation Portfolio

AST AQR Large-Cap Portfolio

AST Capital Growth Asset Allocation Portfolio

AST ClearBridge Dividend Growth Portfolio

AST Goldman Sachs Multi-Asset Portfolio

AST J.P. Morgan Global Thematic Portfolio

AST J.P. Morgan Strategic Opportunities Portfolio

AST Legg Mason Diversified Growth Portfolio

AST New Discovery Asset Allocation Portfolio

AST T. Rowe Price Growth Opportunities Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2018

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Academic Strategies Asset Allocation Portfolio	A1
	AST AQR Large-Cap Portfolio	A127
	AST Capital Growth Asset Allocation Portfolio	A134
	AST ClearBridge Dividend Growth Portfolio	A138
	AST Goldman Sachs Multi-Asset Portfolio	A143
	AST J.P. Morgan Global Thematic Portfolio	A218
	AST J.P. Morgan Strategic Opportunities Portfolio	A286
	AST Legg Mason Diversified Growth Portfolio	A357
	AST New Discovery Asset Allocation Portfolio	A371
	AST T. Rowe Price Growth Opportunities Portfolio	A390
	Glossary	A425

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2018

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2018

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2018

AST Academic Strategies Asset Allocation
Five Largest Holdings	(% of Net Assets	)

AST International Value Portfolio	7.0%
AST Global Real Estate Portfolio	5.6%
AST International Growth Portfolio	5.0%
AST High Yield Portfolio	4.1%
AST QMA US Equity Alpha Portfolio	3.7%

AST AQR Large-Cap
Five Largest Holdings	(% of Net Assets	)

Facebook, Inc. (Class A Stock)	3.4%
Apple, Inc.	3.2%
Microsoft Corp.	3.2%
Amazon.com, Inc.	3.2%
Boeing Co. (The)	2.2%

AST Capital Growth Asset Allocation
Five Largest Holdings	(% of Net Assets	)

AST QMA Large-Cap Portfolio	9.1%
AST AQR Large-Cap Portfolio	9.1%
AST International Growth Portfolio	5.7%
AST International Value Portfolio	5.0%
AST Loomis Sayles Large-Cap Growth Portfolio	4.9%

AST ClearBridge Dividend Growth
Five Largest Holdings	(% of Net Assets	)

Microsoft Corp.	3.0%
JPMorgan Chase & Co.	2.8%
Apple, Inc.	2.6%
Home Depot, Inc. (The)	2.6%
Berkshire Hathaway, Inc. (Class B Stock)	2.4%

AST Goldman Sachs Multi-Asset
Five Largest Holdings	(% of Net Assets	)

Federal National Mortgage Assoc. 4.500%, TBA	2.5%
U.S. Treasury Notes 1.125%, 06/30/21	2.4%
Government National Mortgage Assoc. 4.500%, TBA	2.1%
iShares JPMorgan USD Emerging Markets Bond ETF	1.5%
U.S. Treasury Notes 1.250%, 11/30/18	1.3%

AST J.P. Morgan Global Thematic
Five Largest Holdings	(% of Net Assets	)

U.S. Treasury Notes 1.125%, 01/31/19	1.2%
Amazon.com, Inc.	0.9%
Apple, Inc.	0.9%
Alphabet, Inc. (Class C Stock)	0.9%
Microsoft Corp.	0.8%

AST J.P. Morgan Strategic Opportunities
Five Largest Holdings	(% of Net Assets	)

U.S. Treasury Notes 1.125%, 01/31/19	0.8%
U.S. Treasury Notes 2.000%, 05/31/21	0.6%
Amazon.com, Inc.	0.6%
Apple, Inc.	0.6%
U.S. Treasury Bonds 3.625%, 08/15/43	0.5%

AST Legg Mason Diversified Growth
Five Largest Holdings	(% of Net Assets	)

AST Western Asset Core Plus Bond Portfolio	12.4%
AST Western Asset Emerging Markets Debt Portfolio	2.4%
iShares MSCI ACWI ETF	0.9%
iShares Russell 1000 ETF	0.9%
Apple, Inc.	0.8%

AST New Discovery Asset Allocation
Five Largest Holdings	(% of Net Assets	)

Microsoft Corp.	2.1%
Apple, Inc.	1.6%
Bank of America Corp.	1.5%
Home Depot, Inc. (The)	1.4%
Alphabet, Inc.	1.3%

AST T. Rowe Price Growth Opportunities
Five Largest Holdings	(% of Net Assets	)

Microsoft Corp.	1.8%
Amazon.com, Inc.	1.4%
Facebook, Inc. (Class A Stock)	1.0%
U.S. Treasury Notes 2.125%, 12/31/22	0.9%
JPMorgan Chase & Co.	0.8%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2018

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Academic Strategies Asset Allocation Portfolio	Actual	$1,000.00	$985.50	1.42%	$6.99
	Hypothetical	$1,000.00	$1,017.75	1.42%	$7.10
AST AQR Large-Cap Portfolio	Actual	$1,000.00	$1,019.10	0.73%	$3.65
	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66
AST Capital Growth Asset Allocation Portfolio	Actual	$1,000.00	$1,011.10	0.93%	$4.64
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST ClearBridge Dividend Growth Portfolio	Actual	$1,000.00	$986.90	0.86%	$4.24
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31
AST Goldman Sachs Multi-Asset Portfolio	Actual	$1,000.00	$984.50	0.94%	$4.63
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71
AST J.P. Morgan Global Thematic Portfolio	Actual	$1,000.00	$987.70	1.04%	$5.13
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21
AST J.P. Morgan Strategic Opportunities Portfolio	Actual	$1,000.00	$991.10	1.10%	$5.43
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51
AST Legg Mason Diversified Growth Portfolio	Actual	$1,000.00	$1,001.60	1.07%	$5.31
	Hypothetical	$1,000.00	$1,019.49	1.07%	$5.36
AST New Discovery Asset Allocation Portfolio	Actual	$1,000.00	$992.20	0.96%	$4.74
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81
AST T. Rowe Price Growth Opportunities Portfolio	Actual	$1,000.00	$1,007.30	1.01%	$5.03
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2018, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 87.1%	Shares	Value
AFFILIATED MUTUAL FUNDS — 56.5%
AST AQR Emerging Markets Equity Portfolio*	11,156,374	$132,091,471
AST BlackRock Low Duration Bond Portfolio*	69,159	741,380
AST BlackRock/Loomis Sayles Bond Portfolio*	1,619,625	21,783,954
AST ClearBridge Dividend Growth Portfolio*	1,542,878	26,846,080
AST Cohen & Steers Realty Portfolio	13,441,278	157,666,186
AST Global Real Estate Portfolio*	22,704,897	285,400,561
AST Goldman Sachs Large-Cap Value Portfolio*	224,310	6,825,744
AST Goldman Sachs Mid-Cap Growth Portfolio*	12,304,418	120,583,292
AST Goldman Sachs Small-Cap Value Portfolio*	4,332,527	104,587,207
AST Goldman Sachs Strategic Income Portfolio*	890,195	8,501,366
AST Government Money Market Portfolio	248,837	248,837
AST High Yield Portfolio*	20,290,596	205,746,642
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,236,379	36,769,903
AST International Growth Portfolio*	13,940,358	254,411,540
AST International Value Portfolio*	17,435,698	354,642,093
AST Jennison Large-Cap Growth Portfolio*	316,595	10,894,031
AST Loomis Sayles Large-Cap Growth Portfolio*	413,813	21,336,218
AST Lord Abbett Core Fixed Income Portfolio*	5,829,434	72,401,575
AST MFS Growth Portfolio*	336,852	8,956,890
AST MFS Large-Cap Value Portfolio*	2,633,604	50,907,569
AST Neuberger Berman Long/Short Portfolio*	1,000,000	11,190,000
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	3,088,368	107,536,971
AST Parametric Emerging Markets Equity Portfolio*	7,061,228	65,951,867
AST Prudential Core Bond Portfolio*	7,041,401	84,848,886
AST QMA International Core Equity Portfolio*	10,592,598	130,394,883
AST QMA US Equity Alpha Portfolio*	6,085,967	189,273,560
AST Small-Cap Growth Opportunities Portfolio*	818,516	17,868,205
AST Small-Cap Growth Portfolio*	403,156	19,903,795
AST Small-Cap Value Portfolio*	2,838,521	83,821,523
AST T. Rowe Price Large-Cap Growth Portfolio*	262,649	10,185,546
AST T. Rowe Price Large-Cap Value Portfolio*	2,421,000	36,242,364
AST T. Rowe Price Natural Resources Portfolio*	2,003,928	46,891,915
AST WEDGE Capital Mid-Cap Value Portfolio*	4,500,656	114,901,741
AST Wellington Management Real Total Return Portfolio*	1,400,000	12,726,000

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
AST Western Asset Core Plus Bond Portfolio*	4,484,896	$55,657,557

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,057,852,338)(w)		2,868,737,352

COMMON STOCKS — 8.9%
Aerospace & Defense — 0.0%
BWX Technologies, Inc.(u)	7,200	448,704
Curtiss-Wright Corp.(u)	1,500	178,530
Harris Corp.(u)	3,800	549,252
Huntington Ingalls Industries, Inc.(u)	2,000	433,580
Saab AB (Sweden) (Class B Stock)	476	19,712
Spirit AeroSystems Holdings, Inc. (Class A Stock)(u)	5,100	438,141

		2,067,919

Air Freight & Logistics — 0.1%
bpost SA (Belgium)	4,666	73,648
FedEx Corp.	18,102	4,110,240

		4,183,888

Airlines — 0.1%
Air Canada (Canada)*	17,659	285,440
ANA Holdings, Inc. (Japan)	2,600	95,401
Deutsche Lufthansa AG (Germany)(u)	53,087	1,271,840
Japan Airlines Co. Ltd. (Japan)	16,000	566,897
Southwest Airlines Co.(u)	1,100	55,968

		2,275,546

Auto Components — 0.0%
BorgWarner, Inc.(u)	6,200	267,592
Cooper-Standard Holdings, Inc.*(u)	1,300	169,871
Hella GmbH & Co. KGaA (Germany)	894	49,919
Linamar Corp. (Canada)	1,199	52,724
Magna International, Inc. (Canada)	2,077	120,798
NHK Spring Co. Ltd. (Japan)	12,600	118,605
Tenneco, Inc.(u)	5,100	224,196

		1,003,705

Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany)(u)	2,905	262,590
Daimler AG (Germany)	958	61,367
Fiat Chrysler Automobiles NV (United Kingdom)	9,404	177,400
Honda Motor Co. Ltd. (Japan)	1,500	43,981
Isuzu Motors Ltd. (Japan)	6,900	91,474
Mazda Motor Corp. (Japan)	20,500	251,465
Nissan Motor Co. Ltd. (Japan)	39,200	381,424
Peugeot SA (France)	11,117	253,304
Subaru Corp. (Japan)	2,100	61,079
Suzuki Motor Corp. (Japan)	4,300	236,965
Thor Industries, Inc.(u)	5,200	506,428

		2,327,477

Banks — 0.2%
ABN AMRO Group NV (Netherlands), CVA, 144A	7,340	189,826
Aozora Bank Ltd. (Japan)	5,400	204,939
Bank of America Corp.(u)	21,800	614,542
BankUnited, Inc.(u)	2,300	93,955

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Canadian Imperial Bank of Commerce (Canada)	799	$69,504
CFE Capital S de RL de CV (Mexico)	588,077	516,412
CFE Capital S de RL de CV, 144A	2,316,420	2,034,131
Citizens Financial Group, Inc.(u)	14,500	564,050
Danske Bank A/S (Denmark)(u)	12,507	389,642
DNB ASA (Norway)	2,858	55,654
Financial Institutions, Inc.(u)	3,500	115,150
First BanCorp (Puerto Rico)*(u)	5,100	39,015
First Interstate BancSystem, Inc. (Class A Stock)(u)	1,000	42,200
Intesa Sanpaolo SpA (Italy)(u)	67,088	194,104
JPMorgan Chase & Co.(u)	6,900	718,980
Jyske Bank A/S (Denmark)	2,079	113,638
KBC Group NV (Belgium)	4,111	315,726
Kyushu Financial Group, Inc. (Japan)	700	3,369
Mebuki Financial Group, Inc. (Japan)	3,600	12,076
Mediobanca Banca di Credito Finanziario SpA (Italy)	25,852	239,132
Mizuho Financial Group, Inc. (Japan)	94,000	158,342
National Bank of Canada (Canada)	733	35,193
Nordea Bank AB (Sweden)	13,101	125,673
Popular, Inc. (Puerto Rico)(u)	2,300	103,983
Resona Holdings, Inc. (Japan)	34,800	185,476
Royal Bank of Canada (Canada)	183	13,779
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	2,349	22,232
Swedbank AB (Sweden) (Class A Stock)	5,565	118,569
Toronto-Dominion Bank (The) (Canada)	2,423	140,240
Yamaguchi Financial Group, Inc. (Japan)	10,000	112,496

		7,542,028

Beverages — 0.0%
Ito En Ltd. (Japan)	300	13,908
Kirin Holdings Co. Ltd. (Japan)	3,100	83,095
National Beverage Corp.*(u)	1,900	203,110

		300,113

Biotechnology — 0.1%
Acorda Therapeutics, Inc.*(u)	5,500	157,850
Alexion Pharmaceuticals, Inc.*(u)	4,700	583,505
Amgen, Inc.(u)	3,700	682,983
Biogen, Inc.*(u)	2,000	580,480
Celgene Corp.*(u)	6,300	500,346
Eagle Pharmaceuticals, Inc.*(u)	500	37,830
Emergent BioSolutions, Inc.*(u)	2,300	116,127
Enanta Pharmaceuticals, Inc.*(u)	2,000	231,800
Exelixis, Inc.*(u)	10,800	232,416
FibroGen, Inc.*(u)	3,600	225,360
Genomic Health, Inc.*(u)	2,300	115,920
Gilead Sciences, Inc.(u)	5,200	368,368
Halozyme Therapeutics, Inc.*(u)	10,100	170,387
Idorsia Ltd. (Switzerland)*	438	11,557
Incyte Corp.*(u)	7,300	489,100
Vanda Pharmaceuticals, Inc.*(u)	7,000	133,350
Vertex Pharmaceuticals, Inc.*(u)	3,500	594,860

		5,232,239

COMMON STOCKS (continued)	Shares	Value
Building Products — 0.0%
AGC, Inc. (Japan)	2,300	$89,461
Builders FirstSource, Inc.*(u)	8,300	151,807
Cie de Saint-Gobain (France)	2,219	98,845
Continental Building Products, Inc.*(u)	4,800	151,440
dormakaba Holding AG (Switzerland)*	84	58,681
NCI Building Systems, Inc.*(u)	3,800	79,800
Patrick Industries, Inc.*(u)	4,225	240,191
Universal Forest Products, Inc.(u)	3,700	135,494

		1,005,719

Capital Markets — 0.0%
Affiliated Managers Group, Inc.(u)	900	133,803
Ameriprise Financial, Inc.(u)	3,900	545,532
BGC Partners, Inc. (Class A Stock)(u)	3,300	37,356
CI Financial Corp. (Canada)	644	11,575
Daiwa Securities Group, Inc. (Japan)	11,100	64,334
Deutsche Boerse AG (Germany)	1,357	180,420
Evercore, Inc. (Class A Stock)(u)	1,100	115,995
Houlihan Lokey, Inc.(u)	2,000	102,440
INTL. FCStone, Inc.*(u)	2,200	113,762
Invesco Ltd.(u)	7,300	193,888
Partners Group Holding AG (Switzerland)(u)	270	197,382
Penson Technologies LLC (Class B Stock), UTS(original cost $146,087; purchased 06/03/14)^(f)(u)	1,248,607	13,435
Raymond James Financial, Inc.(u)	1,100	98,285
Stifel Financial Corp.(u)	2,500	130,625

		1,938,832

Chemicals — 0.1%
Akzo Nobel NV (Netherlands)	576	49,128
Chemours Co. (The)(u)	14,200	629,912
Covestro AG (Germany), 144A(u)	7,431	660,495
Evonik Industries AG (Germany)	4,775	163,371
Huntsman Corp.(u)	17,300	505,160
Ingevity Corp.*(u)	1,700	137,462
Koninklijke DSM NV (Netherlands)	166	16,606
Koppers Holdings, Inc.*(u)	2,000	76,700
Kuraray Co. Ltd. (Japan)(u)	9,200	126,532
LyondellBasell Industries NV (Class A Stock)(u)	6,200	681,070
Methanex Corp. (Canada)	314	22,203
Mitsubishi Gas Chemical Co., Inc. (Japan)(u)	9,100	205,639
Mitsui Chemicals, Inc. (Japan)	900	23,921
Olin Corp.(u)	15,800	453,776
PolyOne Corp.(u)	4,000	172,880
Sika AG (Switzerland)(u)	1,974	272,747
Solvay SA (Belgium)	2,645	333,108
Stepan Co.(u)	2,800	218,428
Tosoh Corp. (Japan)(u)	9,200	142,252
Trinseo SA(u)	6,200	439,890
Umicore SA (Belgium)	3,304	188,617
Westlake Chemical Corp.(u)	5,100	548,913

		6,068,810

Commercial Services & Supplies — 0.0%
Brink’s Co. (The)(u)	2,700	215,325
Deluxe Corp.(u)	2,000	132,420

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies (continued)
Herman Miller, Inc.(u)	3,600	$122,040
ISS A/S (Denmark)	1,101	37,711
Knoll, Inc.(u)	1,600	33,296
Quad/Graphics, Inc.(u)	2,700	56,241
Securitas AB (Sweden) (Class B Stock)	5,977	98,011
Steelcase, Inc. (Class A Stock)(u)	7,700	103,950

		798,994

Communications Equipment — 0.0%
ARRIS International PLC*(u)	6,700	163,782
CommScope Holding Co., Inc.*(u)	5,900	172,310
F5 Networks, Inc.*(u)	800	137,960
Lumentum Holdings, Inc.*(u)	5,800	335,820
Plantronics, Inc.(u)	3,300	251,625

		1,061,497

Construction & Engineering — 0.6%
Argan, Inc.(u)	1,600	65,520
Bouygues SA (France)	2,339	100,502
Eiffage SA (France)	113,620	12,344,086
EMCOR Group, Inc.(u)	8,300	632,294
Ferrovial SA (Spain)	148,623	3,041,226
HOCHTIEF AG (Germany)	411	74,117
Kajima Corp. (Japan)(u)	48,000	370,880
NCC AB (Sweden) (Class B Stock)	912	15,122
Obayashi Corp. (Japan)(u)	42,500	441,295
Quanta Services, Inc.*(u)	2,900	96,860
Shimizu Corp. (Japan)(u)	16,800	173,881
Taisei Corp. (Japan)	7,100	390,993
Vinci SA (France)	116,792	11,211,012

		28,957,788

Construction Materials — 0.0%
CRH PLC (Ireland)	1,257	44,214
Taiheiyo Cement Corp. (Japan)	600	19,738

		63,952

Consumer Finance — 0.2%
Capital One Financial Corp.(u)	25,569	2,349,791
Discover Financial Services	30,550	2,151,026
Navient Corp.(u)	22,100	287,963
Nelnet, Inc. (Class A Stock)(u)	13,100	765,171
Synchrony Financial	62,441	2,084,281

		7,638,232

Containers & Packaging — 0.0%
Greif, Inc. (Class A Stock)(u)	5,700	301,473
Owens-Illinois, Inc.*(u)	17,500	294,175
Packaging Corp. of America(u)	2,500	279,475

		875,123

Distributors — 0.0%
LKQ Corp.*(u)	16,800	535,920

Diversified Consumer Services — 0.0%
Education Management Corp.*(u)	712,561	2,138
Grand Canyon Education, Inc.*(u)	2,800	312,508
Service Corp. International(u)	3,600	128,844

		443,490

COMMON STOCKS (continued)	Shares	Value
Diversified Financial Services — 0.0%
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	3,300	$20,230
ORIX Corp. (Japan)	600	9,457

		29,687

Diversified Telecommunication Services — 0.2%
Cellnex Telecom SA (Spain), 144A	167,152	4,202,452
Inmarsat PLC (United Kingdom)	373,046	2,697,554
Nippon Telegraph & Telephone Corp. (Japan)	10,700	486,080
Proximus SADP (Belgium)(u)	4,367	98,223
Verizon Communications, Inc.(u)	7,000	352,170

		7,836,479

Electric Utilities — 1.1%
American Electric Power Co., Inc.	138,229	9,572,358
Avangrid, Inc.(u)	2,500	132,325
Chubu Electric Power Co., Inc. (Japan)	4,100	61,477
Enel SpA (Italy)(u)	1,323,784	7,335,337
Entergy Corp.(u)	1,500	121,185
Evergy, Inc.	119,758	6,724,412
Exelon Corp.(u)	190,408	8,111,381
Fortis, Inc. (Canada)	552	17,644
Kansai Electric Power Co., Inc. (The) (Japan)	7,100	103,547
Kyushu Electric Power Co., Inc. (Japan)	4,700	52,479
NextEra Energy, Inc.	88,969	14,860,492
Orsted A/S (Denmark), 144A	630	38,065
PNM Resources, Inc.(u)	1,800	70,020
Portland General Electric Co.(u)	2,000	85,520
PPL Corp.	226,867	6,477,053
Terna Rete Elettrica Nazionale SpA (Italy)	3,826	20,663
Tohoku Electric Power Co., Inc. (Japan)	3,200	39,098
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	86,800	404,102

		54,227,158

Electrical Equipment — 0.0%
AMETEK, Inc.(u)	4,300	310,288
Atkore International Group, Inc.*(u)	3,300	68,541
EnerSys(u)	2,300	171,672
Regal Beloit Corp.(u)	3,300	269,940
Signify NV (Netherlands), 144A	6,361	164,569

		985,010

Electronic Equipment, Instruments & Components — 0.0%
Anixter International, Inc.*(u)	3,400	215,220
Arrow Electronics, Inc.*(u)	4,600	346,288
Avnet, Inc.(u)	4,200	180,138
Benchmark Electronics, Inc.(u)	1,200	34,980
CDW Corp.(u)	9,200	743,268
Hitachi High-Technologies Corp. (Japan)	1,300	52,884
Hitachi Ltd. (Japan)	4,000	28,180
Insight Enterprises, Inc.*(u)	2,500	122,325
IPG Photonics Corp.*(u)	400	88,252
Nippon Electric Glass Co. Ltd. (Japan)	1,000	27,720
ScanSource, Inc.*(u)	1,800	72,540
SYNNEX Corp.(u)	1,900	183,369
Trimble, Inc.*(u)	2,000	65,680

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Venture Corp. Ltd. (Singapore)	600	$7,839

		2,168,683

Energy Equipment & Services — 0.0%
Apergy Corp.*(u)	2,050	85,588
Archrock, Inc.(u)	13,900	166,800
Halliburton Co.(u)	1,300	58,578
Helix Energy Solutions Group, Inc.*(u)	5,800	48,314
Helmerich & Payne, Inc.(u)	8,400	535,584
Mammoth Energy Services, Inc.*(u)	1,200	40,752
Subsea 7 SA (United Kingdom)	7,803	124,045
Superior Energy Services, Inc.*(u)	21,600	210,384
Unit Corp.*(u)	7,100	181,476

		1,451,521

Equity Real Estate Investment Trusts (REITs) — 0.5%
American Assets Trust, Inc., REIT(u)	4,400	168,476
American Tower Corp.	49,410	7,123,440
Apple Hospitality REIT, Inc.(u)	10,600	189,528
Ashford Hospitality Trust, Inc.(u)	8,800	71,280
Brixmor Property Group, Inc.(u)	31,100	542,073
CoreCivic, Inc.(u)	16,500	394,185
DDR Corp.(u)	20,100	359,790
DiamondRock Hospitality Co.(u)	13,500	165,780
Equinix, Inc.	7,511	3,228,904
Forest City Realty Trust, Inc. (Class A Stock)(u)	13,700	312,497
Franklin Street Properties Corp.(u)	16,800	143,808
Gaming and Leisure Properties, Inc.(u)	6,500	232,700
GEO Group, Inc. (The)(u)	24,450	673,353
Gramercy Property Trust(u)	3,100	84,692
Hospitality Properties Trust(u)	4,500	128,745
Host Hotels & Resorts, Inc.(u)	27,900	587,853
Lexington Realty Trust(u)	17,400	151,902
Mack-Cali Realty Corp.(u)	3,800	77,064
Outfront Media, Inc.(u)	6,600	128,370
Paramount Group, Inc.(u)	3,700	56,980
Park Hotels & Resorts, Inc.(u)	12,000	367,560
Piedmont Office Realty Trust, Inc. (Class A Stock)(u)	3,800	75,734
PotlatchDeltic Corp.(u)	1,900	96,615
Ramco-Gershenson Properties Trust(u)	7,200	95,112
Retail Properties of America, Inc. (Class A Stock)(u)	12,800	163,584
Ryman Hospitality Properties, Inc.(u)	2,800	232,820
SBA Communications Corp.*	37,701	6,225,189
Senior Housing Properties Trust(u)	10,800	195,372
Spirit MTA REIT*(u)	7,620	78,486
Spirit Realty Capital, Inc.(u)	76,200	611,886
VEREIT, Inc.(u)	70,300	523,032
VICI Properties, Inc.(u)	25,500	526,320
WP Carey, Inc.(u)	3,300	218,955
Xenia Hotels & Resorts, Inc.(u)	4,600	112,056

		24,344,141

Food & Staples Retailing — 0.0%
Kesko OYJ (Finland) (Class B Stock)	635	38,785
Koninklijke Ahold Delhaize NV (Netherlands)	4,142	98,901
METRO AG (Germany)	1,257	15,491

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
Performance Food Group Co.*(u)	2,500	$91,750
Welcia Holdings Co. Ltd. (Japan)	200	10,634

		255,561

Food Products — 0.1%
Archer-Daniels-Midland Co.(u)	10,000	458,300
Barry Callebaut AG (Switzerland)	8	14,335
Cal-Maine Foods, Inc.*(u)	2,200	100,870
Ingredion, Inc.(u)	300	33,210
Kewpie Corp. (Japan)	500	12,626
Lamb Weston Holdings, Inc.(u)	3,366	230,605
Leroy Seafood Group ASA (Norway)	30,314	204,204
Marine Harvest ASA (Norway)	30,116	598,793
NH Foods Ltd. (Japan)(u)	4,800	194,046
Pilgrim’s Pride Corp.*(u)	13,200	265,716
Salmar ASA (Norway)	3,401	142,651
Sanderson Farms, Inc.(u)	1,400	147,210
Suedzucker AG (Germany)	5,932	94,288
Toyo Suisan Kaisha Ltd. (Japan)(u)	3,100	110,604

		2,607,458

Gas Utilities — 0.1%
Italgas SpA (Italy)	574,306	3,160,949
Osaka Gas Co. Ltd. (Japan)	6,000	124,236
Tokyo Gas Co. Ltd. (Japan)	5,500	146,038
UGI Corp.(u)	15,600	812,292

		4,243,515

Health Care Equipment & Supplies — 0.1%
ABIOMED, Inc.*(u)	1,200	490,860
Align Technology, Inc.*(u)	2,100	718,494
Atrion Corp.(u)	280	167,832
Cantel Medical Corp.(u)	1,400	137,704
DENTSPLY SIRONA, Inc.(u)	10,700	468,339
DiaSorin SpA (Italy)	434	49,322
Edwards Lifesciences Corp.*(u)	3,500	509,495
GN Store Nord A/S (Denmark)	6,714	305,059
Hill-Rom Holdings, Inc.(u)	4,100	358,094
IDEXX Laboratories, Inc.*(u)	3,500	762,790
Inogen, Inc.*(u)	1,400	260,862
Integer Holdings Corp.*(u)	1,600	103,440
Masimo Corp.*(u)	5,900	576,135
Penumbra, Inc.*(u)	1,400	193,410
Rotech Healthcare, Inc.^	5,517	—
Sonova Holding AG (Switzerland)	371	66,366
Varian Medical Systems, Inc.*(u)	1,100	125,092

		5,293,294

Health Care Providers & Services — 0.1%
Alfresa Holdings Corp. (Japan)	2,200	51,661
Centene Corp.*(u)	5,000	616,050
Express Scripts Holding Co.*(u)	2,000	154,420
HealthEquity, Inc.*(u)	1,400	105,140
Magellan Health, Inc.*(u)	2,500	239,875
Medipal Holdings Corp. (Japan)	3,000	60,262
MEDNAX, Inc.*(u)	2,800	121,184
Molina Healthcare, Inc.*(u)	1,000	97,940
National HealthCare Corp.(u)	500	35,190
Suzuken Co. Ltd. (Japan)	400	16,916
Tenet Healthcare Corp.*(u)	9,200	308,844

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.(u)	3,100	$760,554
WellCare Health Plans, Inc.*(u)	2,300	566,352

		3,134,388

Health Care Technology — 0.0%
athenahealth, Inc.*(u)	2,500	397,850
Cotiviti Holdings, Inc.*(u)	2,400	105,912
Veeva Systems, Inc. (Class A Stock)*(u)	7,800	599,508

		1,103,270

Hotels, Restaurants & Leisure — 0.1%
Accor SA (France)	2,983	146,095
Autogrill SpA (Italy)	8,850	109,311
Biglari Holdings, Inc. (Class B Stock)*(u)	500	91,745
BJ’s Restaurants, Inc.(u)	1,100	66,000
Bloomin’ Brands, Inc.(u)	14,200	285,420
Extended Stay America, Inc.(u)	13,100	283,091
Genting Singapore Ltd. (Singapore)	16,300	14,595
Hilton Grand Vacations, Inc.*(u)	6,200	215,140
Hyatt Hotels Corp. (Class A Stock)(u)	1,100	84,865
Kindred Group PLC (Malta), SDR	2,703	33,863
McDonald’s Holdings Co. Japan Ltd. (Japan)	2,200	112,186
Ruth’s Hospitality Group, Inc.(u)	1,500	42,075
Stars Group, Inc. (The) (Canada)*	1,162	42,144
Texas Roadhouse, Inc.(u)	8,200	537,182
Yum China Holdings, Inc. (China)(u)	4,200	161,532

		2,225,244

Household Durables — 0.0%
Electrolux AB (Sweden) (Class B Stock)	3,156	71,621
Haseko Corp. (Japan)(u)	26,700	368,009
Husqvarna AB (Sweden) (Class B Stock)	5,573	52,721
La-Z-Boy, Inc.(u)	12,800	391,680
Meritage Homes Corp.*(u)	3,200	140,640
NVR, Inc.*(u)	170	504,960
Sekisui House Ltd. (Japan)	3,100	54,791
Taylor Morrison Home Corp. (Class A Stock)*(u)	6,200	128,836

		1,713,258

Household Products — 0.0%
Essity AB (Sweden) (Class B Stock)	2,076	51,073
Lion Corp. (Japan)(u)	13,300	243,367

		294,440

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp.(u)	46,000	616,860
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	17,133,587	5,679,156
NRG Energy, Inc.(u)	305,103	9,366,662
NTPC Ltd. (India)	2,607,846	6,081,741
Uniper SE (Germany)(u)	13,581	404,345

		22,148,764

Industrial Conglomerates — 0.0%
Rheinmetall AG (Germany)	2,769	304,652

Insurance — 0.1%
Aegon NV (Netherlands)	57,985	346,207
Ageas (Belgium)	1,239	62,375

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
American Equity Investment Life Holding Co.(u)	3,200	$115,200
American Financial Group, Inc.(u)	6,900	740,577
ASR Nederland NV (Netherlands)	4,265	173,675
Assicurazioni Generali SpA (Italy)	4,272	71,419
Baloise Holding AG (Switzerland)	79	11,460
CNA Financial Corp.(u)	1,300	59,384
Everest Re Group Ltd.(u)	400	92,192
Fairfax Financial Holdings Ltd. (Canada)	34	19,052
First American Financial Corp.(u)	4,000	206,880
Hannover Rueck SE (Germany)	701	87,150
Helvetia Holding AG (Switzerland)	44	25,101
Intact Financial Corp. (Canada)	182	12,910
NN Group NV (Netherlands)	9,163	371,619
Old Republic International Corp.(u)	23,100	459,921
Poste Italiane SpA (Italy), 144A(u)	71,381	595,792
Sun Life Financial, Inc. (Canada)	549	22,062
Swiss Life Holding AG (Switzerland)*	348	120,670
Talanx AG (Germany)	2,746	100,036
Unum Group(u)	11,900	440,181

		4,133,863

Internet & Direct Marketing Retail — 0.0%
FTD Cos., Inc.*(u)	2,520	11,693
Groupon, Inc.*(u)	47,000	202,100
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*(u)	5,500	88,550
Nutrisystem, Inc.(u)	3,300	127,050
Qurate Retail, Inc.*(u)	17,700	375,594

		804,987

Internet Software & Services — 0.0%
Alphabet, Inc. (Class C Stock)*(u)	672	749,717
Blucora, Inc.*(u)	5,400	199,800
Envestnet, Inc.*(u)	2,100	115,395
Etsy, Inc.*(u)	5,200	219,388
Facebook, Inc. (Class A Stock)*(u)	2,600	505,232
Mixi, Inc. (Japan)	3,100	78,371
Yelp, Inc.*(u)	3,300	129,294

		1,997,197

IT Services — 0.1%
Atos SE (France)	864	117,484
Automatic Data Processing, Inc.(u)	2,700	362,178
Booz Allen Hamilton Holding Corp.(u)	13,200	577,236
CACI International, Inc. (Class A Stock)*(u)	1,600	269,680
Capgemini SE (France)	1,591	213,211
CGI Group, Inc. (Canada) (Class A Stock)*	1,598	101,266
Cognizant Technology Solutions Corp. (Class A Stock)(u)	7,900	624,021
EPAM Systems, Inc.*(u)	2,100	261,093
First Data Corp. (Class A Stock)*(u)	4,300	89,999
Fujitsu Ltd. (Japan)	17,000	102,876
Itochu Techno-Solutions Corp. (Japan)	9,600	165,597
Leidos Holdings, Inc.(u)	9,200	542,800
MAXIMUS, Inc.(u)	2,400	149,064
Otsuka Corp. (Japan)	600	23,488
Science Applications International Corp.(u)	2,000	161,860
Syntel, Inc.*(u)	3,700	118,733

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Total System Services, Inc.(u)	7,400	$625,448
Travelport Worldwide Ltd.(u)	11,600	215,064

		4,721,098

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	5,600	230,672
Sega Sammy Holdings, Inc. (Japan)(u)	14,300	244,751
Vista Outdoor, Inc.*(u)	5,400	83,646

		559,069

Life Sciences Tools & Services — 0.0%
Bruker Corp.(u)	11,100	322,344
Charles River Laboratories International, Inc.*(u)	5,800	651,108
Illumina, Inc.*(u)	2,400	670,296
Lonza Group AG (Switzerland)*(u)	1,156	305,469

		1,949,217

Machinery — 0.1%
AGCO Corp.(u)	5,300	321,816
Colfax Corp.*(u)	4,200	128,730
Crane Co.(u)	2,600	208,338
Cummins, Inc.(u)	3,300	438,900
Georg Fischer AG (Switzerland)(u)	209	266,890
Global Brass & Copper Holdings, Inc.(u)	2,000	62,700
Harsco Corp.*(u)	4,600	101,660
Hillenbrand, Inc.(u)	2,300	108,445
Hyster-Yale Materials Handling, Inc.(u)	300	19,275
IDEX Corp.(u)	1,200	163,776
ITT, Inc.(u)	1,400	73,178
JTEKT Corp. (Japan)	1,100	14,931
MAN SE (Germany)	328	37,116
Oshkosh Corp.(u)	7,100	499,272
SPX FLOW, Inc.*(u)	800	35,016
Sumitomo Heavy Industries Ltd. (Japan)	400	13,477
Terex Corp.(u)	7,500	316,425
Timken Co. (The)(u)	4,300	187,265
Volvo AB (Sweden) (Class B Stock)	1,538	24,444
Wabash National Corp.(u)	4,300	80,238
Yangzijiang Shipbuilding Holdings Ltd. (China)	24,800	16,414

		3,118,306

Marine — 0.0%
Kuehne + Nagel International AG (Switzerland)	177	26,572
Matson, Inc.(u)	2,200	84,436

		111,008

Media — 0.0%
Friendfinder Networks, Inc.(original cost $54,485; purchased 05/01/14)^(f)	641	180
Hakuhodo DY Holdings, Inc. (Japan)	1,900	30,464
John Wiley & Sons, Inc. (Class A Stock)(u)	2,000	124,800
News Corp. (Class A Stock)(u)	17,700	274,350
Quebecor, Inc. (Canada) (Class B Stock)	3,556	72,816
TEGNA, Inc.(u)	20,600	223,510

COMMON STOCKS (continued)	Shares	Value
Media (continued)
Tokyo Broadcasting System Holdings, Inc. (Japan)	1,800	$40,365

		766,485

Metals & Mining — 0.1%
Agnico Eagle Mines Ltd. (Canada)	635	29,112
Alcoa Corp.*(u)	3,100	145,328
APERAM SA (Luxembourg)	247	10,587
ArcelorMittal (Luxembourg)	4,158	121,313
Aurubis AG (Germany)	3,736	285,185
Barrick Gold Corp. (Canada)	1,203	15,803
Boliden AB (Sweden)	21,671	699,399
Franco-Nevada Corp. (Canada)	1,419	103,566
Freeport-McMoRan, Inc.(u)	38,200	659,332
Goldcorp, Inc. (Canada)	2,213	30,384
Hitachi Metals Ltd. (Japan)	1,300	13,479
JFE Holdings, Inc. (Japan)	6,800	128,436
Kinross Gold Corp. (Canada)*	29,397	110,687
Kobe Steel Ltd. (Japan)	1,100	10,052
Lundin Mining Corp. (Chile)	8,880	49,376
Mitsubishi Materials Corp. (Japan)	300	8,231
Nucor Corp.(u)	9,100	568,750
Outokumpu OYJ (Finland)	5,630	34,870
Reliance Steel & Aluminum Co.(u)	2,800	245,112
Salzgitter AG (Germany)	772	33,588
SSAB AB (Sweden) (Class A Stock)	5,841	27,469
Steel Dynamics, Inc.(u)	16,000	735,200
Teck Resources Ltd. (Canada) (Class B Stock)	1,043	26,570
Worthington Industries, Inc.(u)	2,300	96,531

		4,188,360

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AG Mortgage Investment Trust, Inc.(u)	3,000	56,370
Chimera Investment Corp.(u)	7,560	138,197
Invesco Mortgage Capital, Inc.(u)	22,400	356,160
Ladder Capital Corp., REIT(u)	8,600	134,332

		685,059

Multiline Retail — 0.0%
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	298	38,898
Dollarama, Inc. (Canada)	2,733	105,940
Izumi Co. Ltd. (Japan)	200	12,342
Kohl’s Corp.(u)	8,400	612,360
Macy’s, Inc.(u)	20,300	759,829
Ryohin Keikaku Co. Ltd. (Japan)	100	35,132

		1,564,501

Multi-Utilities — 0.6%
A2A SpA (Italy)	163,961	283,806
CenterPoint Energy, Inc.(u)	18,200	504,322
E.ON SE (Germany)	735,036	7,831,453
Hera SpA (Italy)	37,021	115,195
MDU Resources Group, Inc.(u)	11,100	318,348
National Grid PLC (United Kingdom)	392,681	4,339,540
Public Service Enterprise Group, Inc.	102,701	5,560,232
RWE AG (Germany)	215,494	4,897,005

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Multi-Utilities (continued)
Sempra Energy	63,822	$7,410,372

		31,260,273

Oil, Gas & Consumable Fuels — 1.4%
Anadarko Petroleum Corp.(u)	9,700	710,525
ARC Resources Ltd. (Canada)	3,195	33,004
Blue Ridge Mountain Resources, Inc.*^	19,154	114,924
Canadian Natural Resources Ltd. (Canada)	337	12,163
Cheniere Energy Partners LP Holdings LLC	175,645	5,524,035
Cheniere Energy, Inc.*(u)	122,908	8,012,373
ConocoPhillips(u)	10,200	710,124
Continental Resources, Inc.*(u)	8,500	550,460
CVR Energy, Inc.(u)	2,100	77,679
Enbridge, Inc. (Canada)	140,085	5,008,173
Energen Corp.*(u)	3,900	283,998
Eni SpA (Italy)	1,963	36,397
Equinor ASA (Norway)	2,777	73,431
HollyFrontier Corp.(u)	7,300	499,539
Idemitsu Kosan Co. Ltd. (Japan)	13,000	462,301
Inpex Corp. (Japan)	85,700	890,070
JXTG Holdings, Inc. (Japan)	250,900	1,740,688
Kosmos Energy Ltd. (Ghana)*(u)	11,900	98,413
Laredo Petroleum, Inc.*(u)	21,900	210,678
Marathon Petroleum Corp.(u)	10,200	715,632
Murphy Oil Corp.(u)	12,300	415,371
Neste OYJ (Finland)(u)	11,515	900,922
Newfield Exploration Co.*(u)	18,300	553,575
ONEOK, Inc.	141,484	9,879,828
Pembina Pipeline Corp. (Canada)(a)	271,773	9,403,346
Peyto Exploration & Development Corp. (Canada)	1,868	14,380
Pioneer Natural Resources Co.(u)	2,700	510,948
Quicksilver Resources, Inc., Physical Shares(original cost $0; purchased 10/28/16)^(f)	1,572	21,123
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	2,392	26,364
Targa Resources Corp.	96,166	4,759,255
Tourmaline Oil Corp. (Canada)	6,102	109,030
TransCanada Corp. (Canada)	224,254	9,702,634
Valero Energy Corp.(u)	6,600	731,478
Whitecap Resources, Inc. (Canada)	1,816	12,308
Williams Cos., Inc. (The)	342,960	9,297,646
World Fuel Services Corp.(u)	7,100	144,911

		72,247,726

Paper & Forest Products — 0.0%
Holmen AB (Sweden) (Class B Stock)	2,322	52,593
Louisiana-Pacific Corp.(u)	14,100	383,802
UPM-Kymmene OYJ (Finland)(u)	13,169	468,884
West Fraser Timber Co. Ltd. (Canada)	455	31,319

		936,598

Personal Products — 0.0%
Avon Products, Inc. (United Kingdom)*(u)	2,400	3,888
Herbalife Nutrition Ltd.*(u)	9,200	494,224
Medifast, Inc.(u)	1,000	160,160
Nu Skin Enterprises, Inc. (Class A Stock)(u)	900	70,371
Pola Orbis Holdings, Inc. (Japan)	7,800	342,775

COMMON STOCKS (continued)	Shares	Value
Personal Products (continued)
USANA Health Sciences, Inc.*(u)	1,300	$149,890

		1,221,308

Pharmaceuticals — 0.1%
Astellas Pharma, Inc. (Japan)(u)	26,700	406,336
H. Lundbeck A/S (Denmark)	4,869	341,251
Horizon Pharma PLC*(u)	5,000	82,800
Mallinckrodt PLC*(u)	6,800	126,888
Mitsubishi Tanabe Pharma Corp. (Japan)(u)	12,200	210,635
Novo Nordisk A/S (Denmark) (Class B Stock)	708	32,703
Otsuka Holdings Co. Ltd. (Japan)	700	33,861
Recordati SpA (Italy)	1,058	41,923
Roche Holding AG (Switzerland)(u)	1,066	236,501
Sawai Pharmaceutical Co. Ltd. (Japan)	2,300	104,597
Shionogi & Co. Ltd. (Japan)	300	15,394
Sumitomo Dainippon Pharma Co. Ltd. (Japan)(u)	12,400	262,086
Supernus Pharmaceuticals, Inc.*(u)	3,700	221,445
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	100	11,698
UCB SA (Belgium)	1,564	122,603
Valeant Pharmaceuticals International, Inc.*	5,922	137,841
Zoetis, Inc.(u)	7,100	604,849

		2,993,411

Professional Services — 0.1%
Adecco Group AG (Switzerland)(u)	3,647	215,224
CoStar Group, Inc.*(u)	300	123,789
DKSH Holding AG (Switzerland)	927	65,171
ICF International, Inc.(u)	1,100	78,155
Insperity, Inc.(u)	6,800	647,700
ManpowerGroup, Inc.(u)	3,400	292,604
Randstad NV (Netherlands)	2,279	133,767
Resources Connection, Inc.(u)	1,600	27,040
Robert Half International, Inc.(u)	7,600	494,760
Wolters Kluwer NV (Netherlands)	7,146	401,439

		2,479,649

Real Estate Management & Development — 0.0%
CBRE Group, Inc. (Class A Stock)*(u)	16,100	768,614
Jones Lang LaSalle, Inc.(u)	1,000	165,990
Marcus & Millichap, Inc.*(u)	2,500	97,525

		1,032,129

Road & Rail — 0.6%
Central Japan Railway Co. (Japan)	700	144,921
CSX Corp.	160,453	10,233,692
DSV A/S (Denmark)	1,090	87,747
East Japan Railway Co. (Japan)	1,200	114,918
Genesee & Wyoming, Inc. (Class A Stock)*	77,648	6,314,335
Jack Cooper Holdings Corp.^	250	—
Kyushu Railway Co. (Japan)	5,400	165,108
Landstar System, Inc.(u)	2,600	283,920
Nippon Express Co. Ltd. (Japan)	5,000	362,313
Old Dominion Freight Line, Inc.(u)	3,900	580,944
Saia, Inc.*(u)	600	48,510
Union Pacific Corp.	65,920	9,339,546

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Road & Rail (continued)
West Japan Railway Co. (Japan)	1,200	$88,349

		27,764,303

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Energy Industries, Inc.*(u)	8,100	470,529
Amkor Technology, Inc.*(u)	6,900	59,271
Applied Materials, Inc.(u)	12,500	577,375
ASM International NV (Netherlands)	5,342	294,359
Cabot Microelectronics Corp.(u)	1,600	172,096
Cypress Semiconductor Corp.(u)	33,500	521,930
Entegris, Inc.(u)	8,600	291,540
MKS Instruments, Inc.(u)	5,600	535,920
ON Semiconductor Corp.*(u)	30,500	678,168
Semtech Corp.*(u)	1,500	70,575
SMART Global Holdings, Inc.*(u)	5,500	175,285
Ultra Clean Holdings, Inc.*(u)	6,900	114,540
Versum Materials, Inc.(u)	4,100	152,315

		4,113,903

Software — 0.2%
Activision Blizzard, Inc.(u)	10,100	770,832
Adobe Systems, Inc.*(u)	3,100	755,811
ANSYS, Inc.*(u)	1,400	243,852
Aspen Technology, Inc.*(u)	4,800	445,152
Cadence Design Systems, Inc.*(u)	11,000	476,410
CDK Global, Inc.(u)	1,800	117,090
Constellation Software, Inc. (Canada)	47	36,450
Dell Technologies, Inc. (Class V Stock)*(u)	7,700	651,266
Fortinet, Inc.*(u)	11,900	742,917
GungHo Online Entertainment, Inc. (Japan)	48,000	121,955
Intuit, Inc.(u)	1,700	347,319
MicroStrategy, Inc. (Class A Stock)*(u)	400	51,100
Nexon Co. Ltd. (Japan)*	4,400	63,841
Oracle Corp. (Japan)	2,600	211,913
Paycom Software, Inc.*(u)	1,800	177,894
Progress Software Corp.(u)	7,100	275,622
PTC, Inc.*(u)	6,200	581,622
Qualys, Inc.*(u)	900	75,870
Software AG (Germany)	5,102	237,127
Square Enix Holdings Co. Ltd. (Japan)	9,200	451,095
SS&C Technologies Holdings, Inc.(u)	10,600	550,140
Synopsys, Inc.*(u)	8,700	744,459
Temenos AG (Switzerland)*(u)	4,083	614,028
Verint Systems, Inc.*(u)	1,200	53,220

		8,796,985

Specialty Retail — 0.1%
ABC-Mart, Inc. (Japan)	200	10,932
Asbury Automotive Group, Inc.*(u)	3,200	219,360
AutoNation, Inc.*(u)	2,400	116,592
Burlington Stores, Inc.*(u)	5,100	767,703
Chico’s FAS, Inc.(u)	8,400	68,376
Dick’s Sporting Goods, Inc.(u)	21,100	743,775
Genesco, Inc.*(u)	3,400	134,980
Group 1 Automotive, Inc.(u)	1,400	88,200
Hikari Tsushin, Inc. (Japan)	400	70,200
Michaels Cos., Inc. (The)*(u)	14,400	276,048
Party City Holdco, Inc.*(u)	2,500	38,125
Penske Automotive Group, Inc.(u)	600	28,110

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
Shimamura Co. Ltd. (Japan)(u)	2,700	$237,379
Ulta Beauty, Inc.*(u)	2,200	513,612
Yamada Denki Co. Ltd. (Japan)(u)	55,600	276,191

		3,589,583

Technology Hardware, Storage & Peripherals — 0.0%
Brother Industries Ltd. (Japan)	1,200	23,641
Hewlett Packard Enterprise Co.(u)	30,700	448,527
HP, Inc.(u)	19,000	431,110
NCR Corp.*(u)	1,500	44,970
Western Digital Corp.(u)	6,700	518,647

		1,466,895

Textiles, Apparel & Luxury Goods — 0.0%
Carter’s, Inc.(u)	5,000	541,950
Columbia Sportswear Co.(u)	600	54,882
Lululemon Athletica, Inc.*(u)	6,100	761,585
Moncler SpA (Italy)	5,138	233,137
Pandora A/S (Denmark)	189	13,173
PVH Corp.(u)	800	119,776
Wolverine World Wide, Inc.(u)	6,500	226,005

		1,950,508

Thrifts & Mortgage Finance — 0.0%
First Defiance Financial Corp.(u)	1,200	80,472
Walker & Dunlop, Inc.(u)	1,100	61,215

		141,687

Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.(u)	1,600	112,240
BMC Stock Holdings, Inc.*(u)	4,300	89,655
GMS, Inc.*(u)	2,700	73,143
ITOCHU Corp. (Japan)(u)	27,200	491,935
Marubeni Corp. (Japan)	101,500	772,759
Mitsubishi Corp. (Japan)	22,500	623,904
Mitsui & Co. Ltd. (Japan)	15,600	259,776
MRC Global, Inc.*(u)	11,400	247,038
MSC Industrial Direct Co., Inc. (Class A Stock)(u)	300	25,455
Rexel SA (France)	2,576	36,979
Sojitz Corp. (Japan)	93,900	340,071
Sumitomo Corp. (Japan)	21,400	350,956
Toyota Tsusho Corp. (Japan)	700	23,392
Univar, Inc.*(u)	4,300	112,832
WESCO International, Inc.*(u)	3,800	216,980

		3,777,115

Transportation Infrastructure — 1.0%
Aena SME SA (Spain), 144A	31,763	5,750,603
Aeroports de Paris (France)	24,804	5,602,991
Atlantia SpA (Italy)	253,518	7,474,279
Atlas Arteria Ltd. (Australia)	1,000,962	4,761,947
Auckland International Airport Ltd. (New Zealand)	937,598	4,301,981
Enav SpA (Italy), 144A	622,702	3,115,257
Flughafen Zurich AG (Switzerland)	15,250	3,102,843
Fraport AG Frankfurt Airport Services Worldwide (Germany)	353	33,960
Getlink (France)	2,723	37,332
Kamigumi Co. Ltd. (Japan)	7,000	145,291

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Transportation Infrastructure (continued)
Malaysia Airports Holdings Bhd (Malaysia)	1,479,348	$3,222,730
Transurban Group (Australia)	1,110,352	9,832,515
Westshore Terminals Investment Corp. (Canada)(a)	268,534	4,867,581

		52,249,310

Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	7,900	216,025
Telephone & Data Systems, Inc.(u)	4,800	131,616

		347,641

TOTAL COMMON STOCKS (cost $399,908,536)		449,655,969

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)	1,314	217,087

Banks — 0.0%
First Banks, Inc., Series C (original cost $73,850; purchased 08/09/13)^(f)	211	57,686

Oil, Gas & Consumable Fuels — 0.0%
Sanchez Energy Corp., CVT, 4.875%	11,950	181,102
Sanchez Energy Corp., CVT, 6.500%	6,200	114,948

		296,050

TOTAL PREFERRED STOCKS (cost $778,239)		570,823

	Units
RIGHTS* — 0.0%
Biotechnology — 0.0%
Ambit Biosciences Corp., CVR, expiring 11/10/24 (original cost $0; purchased 11/12/14)^(f)(u)	11,080	16,354

Health Care Equipment & Supplies — 0.0%
American Medical Alert Corp., CVR, expiring 10/01/21^	27,759	3

TOTAL RIGHTS (cost $0)		16,357

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 1.4%
Energy Select Sector SPDR Fund	250,000	18,985,000
Financial Select Sector SPDR Fund(a)	700,000	18,613,000
iShares iBoxx $ Investment Grade Corporate Bond(a)	81,000	9,280,169
iShares JPMorgan USD Emerging Markets Bond	100	10,677
iShares U.S. Real Estate(a)	250,000	20,145,000
SPDR Bloomberg Barclays High Yield Bond(a)	127,500	4,523,700

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $68,806,352)		71,557,546

WARRANTS* — 0.0%	Units	Value
Diversified Consumer Services — 0.0%
Education Management Corp., expiring 06/30/22^	1,339,182	$—

Semiconductors & Semiconductor Equipment — 0.0%
GT Advanced Technologies, Inc., expiring 03/17/19^	162	—

Textiles, Apparel & Luxury Goods — 0.0%
KBS Fashion Group Ltd., expiring 08/01/19	5,387	—

TOTAL WARRANTS (cost $113,346)		—

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.6%
Automobiles — 0.1%
Ally Auto Receivables Trust,
Series 2017-2, Class A2
1.490%	11/15/19	303	302,405
Ally Master Owner Trust,
Series 2017-1, Class A, 1 Month LIBOR + 0.400%
2.473%(c)	02/15/21	800	801,029
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-1A, Class C, 144A
4.940%	06/20/22	400	405,096
Series 2017-2A, Class A, 144A
2.970%	03/20/24	250	243,949
Ford Credit Auto Lease Trust,
Series 2017-A, Class A2A
1.560%	11/15/19	125	124,806
Series 2017-A, Class A2B, 1 Month LIBOR + 0.140%
2.213%(c)	11/15/19	292	291,830
GM Financial Automobile Leasing Trust,
Series 2017-1, Class A2A
1.670%	09/20/19	236	235,986
Hertz Vehicle Financing II LP,
Series 2015-1A, Class B, 144A
3.520%	03/25/21	400	398,121
Series 2016-1A, Class C, 144A
4.750%	03/25/20	463	465,011
Series 2018-1A, Class A, 144A
3.290%	02/25/24	260	254,610
Santander Drive Auto Receivables Trust,
Series 2017-1, Class A2
1.490%	02/18/20	20	20,418
Securitized Term Auto Receivables Trust (Canada),
Series 2017-1A, Class A2A, 144A
1.510%	04/25/19	29	28,779
Westlake Automobile Receivables Trust,
Series 2017-1A, Class A2, 144A
1.780%	04/15/20	203	202,301

			3,774,341

Collateralized Loan Obligations — 0.0%
Community Funding CLO (Cayman Islands),
Series 2015-1A, Class A, 144A
5.750%	11/01/27	330	320,849

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Loans — 0.2%
Argent Securities Trust,
Series 2006-W1, Class A2D, 1 Month LIBOR + 0.300%
2.391%(c)	03/25/36	446	$417,551
Asset-Backed Funding Certificates Trust,
Series 2005-WF1, Class M2, 1 Month LIBOR + 0.600%
2.691%(c)	10/25/34	65	65,512
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE3, Class 1A2, 1 Month LIBOR + 0.200%
2.291%(c)	04/25/37	201	256,964
Citigroup Mortgage Loan Trust,
Series 2006-AMC1, Class A1, 1 Month LIBOR + 0.145%, 144A
2.236%(c)	09/25/36	379	364,567
Series 2007-AMC2, Class A3A, 1 Month LIBOR + 0.080%
2.171%(c)	01/25/37	769	542,876
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class M3, 1 Month LIBOR + 0.460%
2.551%(c)	10/25/35	500	461,028
GSAA Trust,
Series 2006-7, Class AF2
5.995%(cc)	03/25/46	1,615	1,134,640
Home Equity Asset Trust,
Series 2004-3, Class M1, 1 Month LIBOR + 0.855%
2.946%(c)	08/25/34	101	99,694
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-A, Class M7, 1 Month LIBOR + 1.950%
4.041%(c)	03/25/35	1,000	967,490
MASTR Asset-Backed Securities Trust,
Series 2006-NC2, Class A3, 1 Month LIBOR + 0.110%
2.201%(c)	08/25/36	1,428	785,498
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE5, Class A2B, 1 Month LIBOR + 0.110%
2.201%(c)	08/25/37	1,688	1,126,668
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE2, Class M2, 1 Month LIBOR + 0.660%
2.751%(c)	01/25/35	268	262,450
New Century Home Equity Loan Trust,
Series 2001-NC1, Class M3
4.122%(cc)	06/20/31	634	588,336
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2005-FM1, Class M3, 1 Month LIBOR + 0.510%
2.601%(c)	05/25/35	1,800	1,712,363
Option One Mortgage Loan Trust,
Series 2007-CP1, Class 1A1, 1 Month LIBOR + 0.140%
2.231%(c)	03/25/37	212	190,962
Soundview Home Loan Trust,
Series 2006-3, Class A4, 1 Month LIBOR + 0.250%
2.341%(c)	11/25/36	1,500	1,356,122
Structured Asset Securities Corp. Trust,
Series 2005-SC1, Class 1A2, 144A
7.129%(cc)	05/25/31	805	766,931
Terwin Mortgage Trust,
Series 2003-6HE, Class A1, 1 Month LIBOR + 0.940%
3.031%(c)	11/25/33	16	15,327
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2, Class 2A3, 1 Month LIBOR + 0.250%
2.341%(c)	04/25/37	1,624	882,522

			11,997,501

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Other — 0.0%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2014-1, Class A2, 144A
4.277%	09/05/44	635	$630,028

Residential Mortgage-Backed Securities — 0.2%
Argent Securities Trust,
Series 2006-M1, Class A1, 1 Month LIBOR + 0.150%
2.241%(c)	07/25/36	1,589	1,347,557
Asset-Backed Pass-Through Certificates,
Series 2005-R4, Class M5, 1 Month LIBOR + 0.980%
3.066%(c)	07/25/35	800	736,813
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A, 1 Month LIBOR + 1.350%, 144A
3.441%(c)	10/25/37	1,155	1,165,193
Series 2007-1, Class 1M1, 1 Month LIBOR + 1.500%, 144A
3.591%(c)	10/25/37	860	883,111
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class A3, 1 Month LIBOR + 0.220%
2.311%(c)	08/25/36	1,000	991,389
Countrywide Asset-Backed Certificates Trust,
Series 2005-11, Class MV3, 1 Month LIBOR + 0.530%
2.621%(c)	02/25/36	400	396,855
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460%
2.551%(c)	05/25/36	1,000	982,443
Series 2006-15, Class A6
4.746%(cc)	10/25/46	136	130,672
FFMLT Trust,
Series 2005-FF8, Class M2, 1 Month LIBOR + 0.780%
2.871%(c)	09/25/35	600	596,496
First Franklin Mortgage Loan Trust,
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310%
2.401%(c)	07/25/36	500	473,954
GSAMP Trust,
Series 2007-NC1, Class A2C, 1 Month LIBOR + 0.150%
2.241%(c)	12/25/46	874	558,984
Long Beach Mortgage Loan Trust,
Series 2006-WL1, Class 1A1, 1 Month LIBOR + 0.460%
2.551%(c)	01/25/46	15	14,591
PFCA Home Equity Investment Trust,
Series 2003-IFC6, Class A, 144A
4.173%(cc)	04/22/35	372	374,113
RASC Trust,
Series 2006-KS3, Class M1, 1 Month LIBOR + 0.330%
2.421%(c)	04/25/36	100	98,739
Soundview Home Loan Trust,
Series 2007-WMC1, Class 3A3, 1 Month LIBOR + 0.260%
2.351%(c)	02/25/37	1,549	659,874
U.S. Residential Opportunity Fund IV Trust,
Series 2017-1III, Class A, 144A
3.352%	11/27/37	85	84,171
VOLT LV LLC,
Series 2017-NPL2, Class A1, 144A
3.500%	03/25/47	67	66,346
VOLT LVII LLC,
Series 2017-NPL4, Class A1, 144A
3.375%	04/25/47	80	79,404

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
VOLT LX LLC,
Series 2017-NPL7, Class A1, 144A
3.250%	06/25/47		55	$54,912
VOLT LXII LLC,
Series 2017-NPL9, Class A1, 144A
3.125%	09/25/47		397	393,640

				10,089,257

Student Loans — 0.1%
Navient Student Loan Trust,
Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A
3.241%(c)	03/25/66		323	329,401
Nelnet Student Loan Trust,
Series 2008-3, Class A4, 3 Month LIBOR + 1.650%
3.980%(c)	11/25/24		283	286,822
SLM Private Education Loan Trust,
Series 2011-B, Class A3, 1 Month LIBOR + 2.250%, 144A
4.323%(c)	06/16/42		190	195,513
Series 2013-B, Class A2A, 144A
1.850%	06/17/30		239	236,829
SLM Student Loan Trust,
Series 2003-5, Class A5, 3 Month EURIBOR + 0.270%
0.000%(c)	06/17/24	EUR	71	83,444
Series 2004-2, Class A5, 3 Month EURIBOR + 0.180%
0.000%(c)	01/25/24	EUR	278	324,646
Series 2004-3A, Class A6B, 3 Month LIBOR + 0.550%, 144A
2.910%(c)	10/25/64		500	498,149
Series 2008-5, Class A4, 3 Month LIBOR + 1.700%
4.060%(c)	07/25/23		251	257,585
SoFi Professional Loan Program LLC,
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41		567	562,340
South Carolina Student Loan Corp.,
Series 2005, Class A3, 3 Month LIBOR + 0.140%
2.440%(c)	12/01/23		66	65,580

				2,840,309

TOTAL ASSET-BACKED SECURITIES (cost $28,511,627)				29,652,285

BANK LOANS — 0.1%
Commercial Services — 0.0%
Prime Security Services Borrower, LLC,
2016-2 Refinancing Term B-1 Loan (First Lien), 1 Month LIBOR + 2.750%
4.844%(c)	05/02/22		179	177,670

Computers — 0.0%
Dell International LLC,
Refinancing Term B Loan, 1 Month LIBOR + 2.000%
4.100%(c)	09/07/23		199	198,484

Construction Materials — 0.0%
ABC Supply Co.,
Term B-2 Loan, 1 Month LIBOR + 2.000%
4.094%(c)	10/31/23		189	186,918

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Consumer Products & Services — 0.0%
Trans Union LLC,
2017 Replacement Tranch B-3 Loan, 1 Month LIBOR + 2.000%
4.094%(c)	04/09/23	75	$75,166

Containers & Packaging — 0.0%
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	02/05/23	115	114,392

Distribution/Wholesale — 0.0%
Beacon Roofing Supply, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
4.280%(c)	01/02/25	16	15,860

Diversified Financial Services — 0.0%
Jaguar Holding Company II,
2018 Term Loan, 1 Month LIBOR + 2.500%
4.594%(c)	08/18/22	199	197,138
UPC Financing Partnership,
Facility AR, 1 Month LIBOR + 2.500%
4.573%(c)	01/15/26	150	148,200

			345,338

Diversified Telecommunication Services — 0.0%
Numericable U.S. LLC,
USD TLB-12 Term Loan, 3 Month LIBOR + 3.000%
5.348%(c)	01/31/26	149	146,405

Electric — 0.0%
Vistra Operations Co. LLC,
Term Loan
— (p)	08/04/23	8	8,415

Entertainment — 0.0%
Citycenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.344%(c)	04/18/24	17	16,865
Scientific Games International, Inc.,
Initial Term B-5 Loan, 2 Month LIBOR + 2.750%
4.882%(c)	08/14/24	165	164,675

			181,540

Food Products — 0.0%
Post Holdings, Inc.,
Replacement Series A Incremental Term Loan, 1 Month LIBOR + 2.000%
4.100%(c)	05/24/24	154	153,579

Health Care Providers & Services — 0.0%
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
5.084%(c)	06/07/23	111	110,402

Hotels, Restaurants & Leisure — 0.0%
1011778 B.C. Unlimited Liability Co.,
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.344%(c)	02/16/24	141	140,540
Hilton Worldwide,
Series B-2 Term Loan, 1 Month LIBOR + 1.750%
3.841%(c)	10/25/23	165	164,729

			305,269

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Life Sciences Tools & Services — 0.0%
Catalent Pharma Solutions, Inc.,
Dollar Term Loan, 1 Month LIBOR + 2.250%
4.344%(c)	05/20/24	65	$65,284

Lodging — 0.0%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
4.844%(c)	12/22/24	117	116,599

Manufacturing — 0.0%
Quikrete Holdings, Inc.,
Initial Loan (First Lien), 1 Month LIBOR + 2.750%
4.844%(c)	11/15/23	51	50,805

Media — 0.1%
Charter Communications Operating LLC,
Initial Term B Loan, 1 Month LIBOR + 2.750%
4.844%(c)	01/31/25	198	197,383
Sinclair Television Group, Inc.,
Term Loan
— (p)	12/12/24	160	159,520
Univision Communications, Inc.,
2017 Replacement Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	03/15/24	198	191,602

			548,505

Packaging & Containers — 0.0%
Berry Global, Inc.,
Term Q Loan, 1 Month LIBOR + 2.000%
4.070%(c)	10/01/22	158	157,205
Term R Loan, 1 Month LIBOR + 2.000%
4.046%(c)	01/19/24	52	51,909

			209,114

Real Estate Investment Trusts (REITs) — 0.0%
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.084%(c)	12/20/24	86	85,740

Semiconductors & Semiconductor Equipment — 0.0%
Micron Technology, Inc.,
Term Loan, 1 Month LIBOR + 1.750%
3.850%(c)	04/26/22	149	149,140
On Semiconductor Corp.,
2018 New Replacement Term B-3 Loan, 1 Month LIBOR + 1.750%
3.844%(c)	03/31/23	22	21,844

			170,984

Software — 0.0%
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	03/01/24	30	29,733
First Data Corp.,
2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.091%(c)	04/26/24	206	207,408

			237,141

Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp.,
New Term Loan B-4, 1 Month LIBOR + 1.750%
3.844%(c)	04/29/23	50	49,651

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS (continued)
Telecommunications — 0.0%
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
4.844%(c)	01/31/25		299	$292,103
4.844%(c)	01/31/25		33	32,375

				324,478

Transportation — 0.0%
American Airlines, Inc.,
2017 Replacement Class B Term Loan, 1 Month LIBOR + 2.000%
4.073%(c)	12/14/23		94	92,958
2018 Replacement Term Loan, 1 Month LIBOR + 1.750%
3.853%(c)	06/27/25		95	93,234

				186,192

TOTAL BANK LOANS (cost $4,109,552)				4,063,931

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Business Mortgage Finance 7 PLC (United Kingdom),
Series 7X, Class A1, 3 Month GBP LIBOR + 2.000%
2.640%(c)	02/15/41	GBP	339	445,113
Commercial Mortgage Trust,
Series 2015-CR26, Class ASB
3.373%	10/10/48		2,000	1,998,236
Fannie Mae-Aces,
Series 2010-M7, Class FA, 1 Month LIBOR + 0.600%
2.691%(c)	11/25/20		756	757,198
FHLMC Multifamily Structured Pass-Through Certificates,
Series KF12, Class A, 1 Month LIBOR + 0.700%
2.701%(c)	09/25/22		1,262	1,265,658
GS Mortgage Securities Corp. II,
Series 2018-SRP5, Class C, 1 Month LIBOR + 3.750%, 144A
5.731%(c)	09/15/31		900	900,078
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA, IO
2.125%(cc)	11/10/45		1,030	72,164
IMT Trust,
Series 2017-APTS, Class FFL, 1 Month LIBOR + 2.850%, 144A
4.923%(c)	06/15/34		800	800,708
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		1,164	1,181,182
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ
5.452%(cc)	09/15/39		147	111,119
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		600	611,541
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class AJ
6.230%(cc)	06/15/45		810	771,384
Series 2007-C33, Class AJ
6.209%(cc)	02/15/51		360	358,200

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,262,442)			$9,272,581

CONVERTIBLE BONDS — 0.0%
Healthcare-Products — 0.0%
China Medical Technologies, Inc. (China),
Sr. Unsec’d. Notes, 144A(d)
6.250%	12/15/16	450	2,664

Leisure Products — 0.0%
SouthPeak Interactive Corp.,
(original cost $500,000; purchased 09/01/10)(d)(f)
23.932%	12/31/50^	500	28,087

TOTAL CONVERTIBLE BONDS (cost $956,753)			30,751

CORPORATE BONDS — 5.1%
Aerospace & Defense — 0.0%
Harris Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.480%
2.839%(c)	04/30/20	400	400,211
Spirit AeroSystems, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.800%
3.118%(c)	06/15/21	100	100,181

			500,392

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24	600	568,340
Gtd. Notes, 3 Month LIBOR + 0.590% (Cap N/A, Floor 0.000%), 144A
2.945%(c)	08/14/20	1,200	1,204,000
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20	1,700	1,682,479
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43	30	34,054

			3,488,873

Airlines — 0.0%
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31	200	192,276
Spirit Airlines Pass-Through Trust 2015-1A,
Pass-Through Certificates
4.100%	10/01/29	1,296	1,290,311

			1,482,587

Auto Manufacturers — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%
2.713%(c)	11/05/21	130	130,073
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.450%	05/18/20	800	788,240
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
3.200%	01/15/21		200	$197,747
5.875%	08/02/21		200	212,024
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.580%
3.911%(c)	01/08/19		1,900	1,912,142
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/13/20		1,100	1,094,812
3.550%	04/09/21		100	99,676
Hyundai Capital America,
Sr. Unsec’d. Notes, MTN, 144A
2.000%	07/01/19		500	493,494
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.520%, 144A
2.861%(c)	03/15/21		100	100,164
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.400% (Cap N/A, Floor 0.000%)
2.721%(c)	05/17/22		200	200,574
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19		900	892,661
2.450%	11/20/19		600	593,360

				6,714,967

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22		24	24,630
Exide Technologies, Escrow Shares,
First Lien(d)
2.560%(s)	12/31/99^		2,750	—
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 4.750% or PIK 5.500%, 144A
4.750%	09/15/26		200	188,250
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22		153	155,772

				368,652

Banks — 2.2%
ABN AMRO Bank NV (Netherlands),
Jr. Sub. Notes
5.750%	12/29/49	EUR	700	864,759
BAC Capital Trust XIV,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.400% (Cap N/A, Floor 4.000%)
4.000%(c)	12/31/49		3,330	2,934,563
Banca Carige SpA (Italy),
Covered Bonds, EMTN
3.875%	10/24/18	EUR	1,400	1,649,064
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
6.125%	12/31/99		200	176,500
6.750%	12/31/49	EUR	200	242,903
8.875%	12/29/49	EUR	400	523,197
Sub. Notes, 144A
4.875%	04/21/25		420	414,754

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
Banco Central de la Republica Argentina (Argentina),
Bills
25.650%(s)	08/15/18		ARS	440	$14,393
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	07/25/18		EUR	900	1,052,644
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN(d)
4.000%	01/21/19		EUR	700	237,064
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
6.875%	06/30/49			200	197,718
7.625%	06/30/49			1,080	1,066,500
Banco Nacional de Comercio Exterior SNC (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25			955	929,931
Sub. Notes, 144A
3.800%	08/11/26			800	768,608
Banco Nacional de Costa Rica (Costa Rica),
Sr. Unsec’d. Notes, 144A
5.875%	04/25/21			420	425,954
Banco Santander SA (Spain),
Jr. Sub. Notes
6.375%	05/29/49			400	400,765
Bank of America Corp.,
Jr. Sub. Notes
5.875%	12/31/49			400	391,000
5.875%	12/31/99			190	185,725
6.100%	12/29/49			60	62,364
6.250%	09/29/49			320	334,400
Bank of Nova Scotia (The) (Canada),
Covered Bonds
1.875%	04/26/21			1,000	967,733
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22			500	538,250
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.500%	12/29/49		EUR	600	721,235
7.000%	12/31/99		GBP	400	539,010
8.000%	12/15/49		EUR	700	905,338
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
4.463%(c)	08/10/21			800	830,285
Sr. Unsec’d. Notes, MTN
4.972%	05/16/29			230	227,865
BBVA Banco Continental SA (Peru),
Sub. Notes, 144A
5.250%	09/22/29			120	123,000
BBVA Bancomer SA (Mexico),
Sub. Notes, 144A
5.125%	01/18/33			240	212,700
BNP Paribas SA (France),
Jr. Sub. Notes
6.125%	12/29/49		EUR	379	481,723
Jr. Sub. Notes, 144A
7.625%	12/29/49	(a)		240	250,500
BPCE SA (France),
Gtd. Notes, MTN, 3 Month LIBOR + 1.220%, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
3.549%(c)	05/22/22		700	$709,471
Sub. Notes, EMTN
2.750%	11/30/27	EUR	700	857,247
Canadian Imperial Bank of Commerce (Canada),
Covered Bonds, 144A
3.150%	06/27/21		300	300,104
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19		250	250,688
5.375%	05/15/20		200	205,250
Citigroup, Inc.,
Jr. Sub. Notes
5.350%	04/29/49		460	454,227
5.950%	12/29/49		1,760	1,775,400
6.300%	12/29/49		200	202,982
Sr. Unsec’d. Notes
8.125%	07/15/39		84	118,157
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.880%
3.239%(c)	07/30/18		800	800,593
Sub. Notes
4.450%	09/29/27		500	491,816
4.600%	03/09/26		350	349,497
5.300%	05/06/44		209	215,172
Citizens Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.570%
2.889%(c)	05/26/20		700	701,942
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
6.625%	04/26/49	EUR	600	787,390
6.625%	12/31/49	EUR	400	524,927
Sr. Unsec’d. Notes
6.875%	03/19/20	EUR	1,200	1,552,014
Credit Agricole SA (France),
Jr. Sub. Notes
6.500%	12/31/49	EUR	360	452,922
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/24/23		900	881,773
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes, 3 Month LIBOR + 2.290%
4.645%(c)	04/16/21		1,100	1,149,575
Danske Bank A/S (Denmark),
Jr. Sub. Notes, EMTN
5.875%	10/29/49	EUR	660	838,228
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	10/14/21		900	887,283
4.250%	10/14/21		400	394,348
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.970%
3.312%(c)	07/13/20		1,400	1,391,204
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, MTN, 144A
1.625%	09/01/21		1,500	1,427,757
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
2.375%	09/20/22		2,800	2,713,543
2.500%	01/25/21		1,300	1,283,961
DNB Boligkreditt A/S (Norway),
Covered Bonds, 144A
3.250%	06/28/23		800	801,699

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.768% (Cap N/A, Floor 4.000%)
4.000%(c)	06/01/43		42	$35,305
Goldman Sachs Capital III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.770% (Cap N/A, Floor 4.000%)
4.000%(c)	12/31/49		27	22,680
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.876%	10/31/22		500	488,110
4.223%	05/01/29		300	295,473
4.750%	10/21/45		100	98,966
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.200%
3.541%(c)	09/15/20		500	507,504
Sub. Notes
4.250%	10/21/25		90	88,680
5.150%	05/22/45		240	238,853
6.750%	10/01/37		850	1,008,816
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.125%	08/12/20		300	305,455
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.250%	12/31/49		200	196,250
6.375%	12/29/49		260	255,125
6.500%	03/28/49		300	288,000
6.500%	12/31/49		200	192,000
Sr. Unsec’d. Notes
3.950%	05/18/24		300	298,926
4.583%	06/19/29		630	636,322
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.926%(c)	05/18/21		400	400,583
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.326%(c)	05/18/24		200	199,400
ING Bank NV (Netherlands),
Covered Bonds, MTN, 144A
2.625%	12/05/22		300	293,005
ING Groep NV (Netherlands),
Sub. Notes, EMTN
2.500%	02/15/29	EUR	600	718,784
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
6.250%	12/31/99	EUR	400	459,981
7.750%	12/31/49	EUR	400	503,322
Jr. Sub. Notes, EMTN
7.000%	12/31/49	EUR	860	1,025,432
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, MTN, 144A
6.125%	12/31/99		990	925,650
KBC Group NV (Belgium),
Sub. Notes, EMTN
1.875%	03/11/27	EUR	400	476,431
Lansforsakringar Hypotek AB (Sweden),
Covered Bonds, MTN
2.250%	09/21/22	SEK	46,500	5,573,059
Lloyds Bank PLC (United Kingdom),
Covered Bonds, EMTN

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
5.125%	03/07/25		GBP	300	$479,774
Gtd. Notes
3.300%	05/07/21			300	299,468
Gtd. Notes, 3 Month LIBOR + 0.490%
2.853%(c)	05/07/21			200	200,283
Gtd. Notes, MTN, 144A
5.800%	01/13/20			500	518,924
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.375%	12/31/99		EUR	200	248,450
7.000%	12/31/99		GBP	1,200	1,613,393
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
3.130%(c)	06/21/21			400	399,879
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%, 144A
2.686%(c)	04/04/19			600	600,266
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
2.400%	03/26/20			500	492,700
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%	04/24/24			600	596,400
MUFG Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.300%	03/05/20			500	492,164
NORD/LB Luxembourg SA Covered Bond Bank (Luxembourg),
Covered Bonds, EMTN
2.875%	02/16/21			400	396,271
Nordea Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	04/08/22		SEK	5,000	572,575
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	07/01/18		DKK	41,600	6,505,039
2.000%	10/01/47		DKK	6,325	1,000,984
2.500%	10/01/47		DKK	146	23,855
3.000%	10/01/47		DKK	57	9,476
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%, 144A
2.771%(c)	05/17/21			400	400,268
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
1.880%	08/02/18			300	297,976
Realkredit Danmark A/S (Denmark),
Covered Bonds
2.000%	10/01/47		DKK	22,355	3,537,755
Covered Bonds, MTN
2.500%	07/01/47		DKK	48	7,773
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%	06/25/24			600	600,430
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
3.885%(c)	06/25/24			1,500	1,496,925
Sub. Notes
5.125%	05/28/24			1,280	1,291,101
6.000%	12/19/23			510	535,180
6.100%	06/10/23	(a)		600	631,920
6.125%	12/15/22			160	168,386

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sub. Notes
8.500%	10/16/23		1,920	$2,054,399
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%	12/29/49	GBP	200	274,508
Sr. Unsec’d. Notes
3.373%	01/05/24		800	769,224
3.823%	11/03/28		600	550,869
Sub. Notes, 144A
5.625%	09/15/45		200	205,413
Sub. Notes, MTN, 144A
4.750%	09/15/25		200	195,303
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
3.400%	06/01/21		500	499,711
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes, EMTN
3.080%	03/07/19	EUR	300	353,774
Societe Generale SA (France),
Sub. Notes
2.500%	09/16/26	EUR	700	844,519
Stadshypotek AB (Sweden),
Covered Bonds
4.500%	09/21/22	SEK	15,000	1,959,192
Covered Bonds, MTN
1.500%	12/15/21	SEK	2,000	233,165
State Bank of India (India),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%
3.275%(c)	04/06/20		700	701,680
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.050%	03/06/19		700	696,227
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
1.250%	06/15/22	SEK	34,000	3,925,768
2.000%	06/17/26	SEK	11,000	1,293,586
Swedbank Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	09/15/21	SEK	9,800	1,124,851
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, MTN, 144A
4.750%	04/29/21		760	711,941
5.125%	05/03/22		850	786,427
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.250%	03/15/21		400	391,184
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.580% (Cap N/A, Floor 0.000%), 144A
2.901%(c)	06/08/20		1,600	1,604,384
Sr. Unsec’d. Notes, MTN, 144A
2.200%	06/08/20		600	587,635
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%), 144A
2.639%(c)	12/07/18		900	900,729
UBS Group AG (Switzerland),
Gtd. Notes
5.750%	12/29/49	EUR	400	503,841

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.650%	02/01/22			600	$578,038
Gtd. Notes, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%), 144A
4.128%(c)	04/14/21			200	206,468
Sub. Notes
7.625%	08/17/22			1,300	1,435,070
UniCredit SpA (Italy),
Jr. Sub. Notes
6.625%	12/31/49		EUR	1,120	1,296,493
Wachovia Capital Trust III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.930% (Cap N/A, Floor 5.570%)
5.570%(c)	03/15/42			4,828	4,761,615
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%	12/29/49			128	132,000
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.230%
3.589%(c)	10/31/23	(a)		500	510,124
Sub. Notes, MTN
4.750%	12/07/46			50	48,384
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/18			500	498,804

					110,774,668

Beverages — 0.0%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26			140	137,052
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28			200	199,535
4.375%	04/15/38			100	97,080
Gtd. Notes, 3 Month LIBOR + 0.740%
3.052%(c)	01/12/24			100	100,888
Constellation Brands, Inc.,
Gtd. Notes
4.750%	11/15/24			30	31,146
Pernod Ricard SA (France),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/42			200	225,691

					791,392

Building Materials — 0.0%
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21			500	499,344

Chemicals — 0.0%
Braskem Netherlands Finance BV (Brazil), Gtd. Notes, 144A
4.500%	01/10/28			430	395,600
Chandra Asri Petrochemical Tbk PT (Indonesia),
Gtd. Notes, 144A
4.950%	11/08/24			340	295,596
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44			470	433,575

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Chemicals (continued)
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25			500	$475,500
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21			200	199,493

					1,799,764

Commercial Services — 0.1%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.540%
2.903%(c)	08/04/20			1,500	1,503,135
Equifax, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.870%
3.200%(c)	08/15/21			100	100,299
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.350%	10/15/19			400	395,509
2.600%	12/01/21			800	776,007
5.250%	10/01/20			300	311,585
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21			500	512,434
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24			220	223,575
5.875%	09/15/26			50	50,500
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116			60	61,242

					3,934,286

Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19			1,110	1,112,795
4.420%	06/15/21			2,300	2,333,632
5.450%	06/15/23	(a)		800	837,310
DXC Technology Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
3.250%(c)	03/01/21			400	400,106

					4,683,843

Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.750%	05/15/19			400	402,385
4.625%	10/30/20			650	662,227
Ally Financial, Inc.,
Gtd. Notes
4.750%	09/10/18			400	400,750
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, MTN, 144A
3.500%	09/18/27			200	183,506
BRFkredit A/S (Denmark),
Covered Bonds
2.500%	10/01/47		DKK	63	10,321
Cboe Global Markets, Inc.,
Sr. Unsec’d. Notes
1.950%	06/28/19			300	297,143

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Clifford Capital Pte Ltd. (Singapore),
Sr. Unsec’d. Notes, EMTN
3.380%	03/07/28		300	$296,054
Fondo MIVIVIENDA SA (Peru),
Sr. Unsec’d. Notes, 144A
3.500%	01/31/23		830	800,128
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.570%(cc)	12/21/65		630	589,050
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	04/01/19		600	612,279
6.250%	05/15/19		800	820,217
8.250%	12/15/20		600	660,451
Lincoln Finance Ltd. (Netherlands),
Sr. Sec’d. Notes
6.875%	04/15/21	EUR	200	241,151
Navient Corp.,
Sr. Unsec’d. Notes, MTN
5.500%	01/15/19		600	604,800
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
2.000%	10/01/47	DKK	21,698	3,437,588
2.000%	10/01/50	DKK	1,986	310,518
2.500%	10/01/47	DKK	1	92
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, EMTN
1.900%	07/21/21		800	766,919
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24		100	95,545
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25		60	58,727

				11,249,851

Electric — 0.3%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
4.875%	04/23/30		700	698,250
Chugoku Electric Power Co., Inc. (The) (Japan),
Sr. Sec’d. Notes
2.701%	03/16/20		500	496,169
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		580	582,900
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%
2.739%(c)	06/25/21		100	100,089
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%, 144A
2.930%(c)	05/15/20		800	800,824
Duke Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%, 144A
2.830%(c)	05/14/21		500	499,856
2.835%	05/14/21		900	899,741
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.400%	09/15/20		300	317,102

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Emera US Finance LP (Canada),
Gtd. Notes
2.700%	06/15/21		700	$681,319
Enel Chile SA (Chile),
Sr. Unsec’d. Notes
4.875%	06/12/28		730	734,453
Enel Finance International NV (Italy),
Gtd. Notes, 144A
6.000%	10/07/39		300	333,405
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20		700	722,259
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20		100	101,370
FirstEnergy Corp.,
Sr. Unsec’d. Notes
3.900%	07/15/27		220	213,424
7.375%	11/15/31		600	777,633
Georgia Power Co.,
Sr. Unsec’d. Notes
4.250%	12/01/19		700	712,921
Iberdrola Finance Ireland DAC (Spain),
Gtd. Notes, 144A
5.000%	09/11/19		100	102,061
Kallpa Generacion SA (Peru),
Gtd. Notes, 144A
4.125%	08/16/27		350	317,625
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.315%
2.636%(c)	09/03/19		540	541,036
Pampa Energia SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	01/24/27		750	675,000
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.500%	11/22/21		850	887,196
Sr. Unsec’d. Notes, MTN
5.250%	10/24/42		400	364,600
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
2.791%(c)	03/15/21		100	100,044
Southern Power Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%, 144A
2.875%(c)	12/20/20		300	300,170
Three Gorges Finance I Cayman Islands Ltd. (China),
Gtd. Notes, 144A
3.700%	06/10/25		1,140	1,113,905

				13,073,352

Engineering & Construction — 0.0%
CRCC Yuxiang Ltd. (China),
Gtd. Notes
3.500%	05/16/23		400	389,956

Foods — 0.1%
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.300%	03/15/21		100	99,587
3.650%	03/15/23	(a)	400	392,749

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Foods (continued)
Conagra Brands, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.831%(c)	10/09/20	700	$696,633
Danone SA (France),
Sr. Unsec’d. Notes, 144A
1.691%	10/30/19	200	196,582
2.077%	11/02/21	800	764,781
General Mills, Inc.,
Sr. Unsec’d. Notes
3.200%	04/16/21	100	99,481
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.010%
3.363%(c)	10/17/23	100	100,848
Kraft Heinz Foods Co.,
Gtd. Notes
4.125%	07/01/27	GBP 320	455,046
5.200%	07/15/45	90	87,555
Gtd. Notes, 3 Month LIBOR + 0.570%
2.923%(c)	02/10/21	900	901,033
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26	60	58,350
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21	1,300	1,240,276
Tyson Foods, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
2.768%(c)	05/30/19	700	700,896

			5,793,817

Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
2.539%	11/15/19	500	496,797
Suzano Austria GmbH (Brazil),
Gtd. Notes, 144A
5.750%	07/14/26	630	637,308

			1,134,105

Gas — 0.1%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
3.550%	04/01/23	100	99,088
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.926%(c)	06/15/21	800	799,546
KazTransGas JSC (Kazakhstan),
Gtd. Notes, 144A
4.375%	09/26/27	660	612,150
Transportadora de Gas del Peru SA (Peru),
Sr. Unsec’d. Notes
4.250%	04/30/28	700	674,170

			2,184,954

Healthcare-Products — 0.0%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	300	297,750
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Products (continued)
10.750%	04/15/20	(a)	200	$195,500
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20		700	693,214

				1,186,464

Healthcare-Services — 0.1%
Catholic Health Initiatives,
Sec’d. Notes
4.350%	11/01/42		380	359,587
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25		110	109,450
Dignity Health,
Sec’d. Notes
5.267%	11/01/64		120	122,269
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.625%	07/31/19		700	717,053
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48		100	101,582
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		10	9,847
Sr. Sec’d. Notes
3.750%	03/15/19		1,100	1,104,125
4.500%	02/15/27		20	18,825

				2,542,738

Home Builders — 0.0%
PulteGroup, Inc.,
Gtd. Notes
6.375%	05/15/33		110	110,000

Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.560%, 144A
2.895%(c)	06/24/22		400	399,151

Independent Power & Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow Shares,
First Lien(d)
2.511%(s)	10/15/99^		950	—

Insurance — 0.0%
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.350%	04/20/28		600	573,580
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28		EUR 300	348,631
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		490	515,813

				1,438,024

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.050%	08/22/47	(a)	790	773,888
4.250%	08/22/57		1,060	1,045,196

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Internet (continued)
4.950%	12/05/44		80	$88,776
eBay, Inc.,
Sr. Unsec’d. Notes
2.150%	06/05/20	(a)	1,000	982,503

				2,890,363

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36		464	520,933

Lodging — 0.0%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27		500	473,275
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		130	125,450

				598,725

Machinery-Construction & Mining — 0.0%
BlueLine Rental Finance Corp./BlueLine Rental LLC,
Sec’d. Notes, 144A
9.250%	03/15/24		400	425,560

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%
2.622%(c)	06/22/20		1,100	1,102,318

Media — 0.1%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		210	205,317
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27		50	46,781
5.375%	05/01/25		80	77,400
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.750%	02/15/28		1,500	1,358,490
4.200%	03/15/28		130	121,703
5.375%	04/01/38		100	94,465
6.834%	10/23/55		610	653,985
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.625%	02/15/19		210	216,038
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24	(a)	220	186,175
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
4.850%	07/06/27		580	567,694
5.500%	07/21/25		240	246,840
Sky PLC (United Kingdom),
Gtd. Notes, 144A
2.625%	09/16/19		200	198,588
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20		400	408,351

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media (continued)
7.300%	07/01/38			210	$238,037
8.750%	02/14/19			1,000	1,033,367
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26			200	185,000

					5,838,231

Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24			200	189,362
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40			220	252,818
Yamana Gold, Inc. (Brazil),
Gtd. Notes
4.625%	12/15/27			110	105,395

					547,575

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.875%	01/10/39			150	189,952
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38			220	249,638
Textron, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%
2.903%(c)	11/10/20			590	590,169

					1,029,759

Multi-National — 0.0%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	12/21/23		AUD	800	515,110
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	07/21/23		AUD	1,100	717,801
0.500%	08/10/23		AUD	700	455,923

					1,688,834

Oil & Gas — 0.6%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24			30	28,827
4.500%	07/15/44			100	93,124
5.550%	03/15/26			320	342,949
8.700%	03/15/19			700	727,216
Apache Corp.,
Sr. Unsec’d. Notes
4.750%	04/15/43			260	247,106
5.100%	09/01/40			370	364,052
Black Elk Energy LLC Escrow,
Notes(d)
0.000%	12/01/99	^		600	—
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23			340	321,300
Cimarex Energy Co.,
Sr. Unsec’d. Notes
4.375%	06/01/24			400	403,302

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes
4.500%	10/03/23			550	$566,716
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45			100	101,728
5.600%	07/15/41			10	10,787
5.850%	12/15/25	(a)		240	264,213
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25			660	640,200
5.375%	06/26/26			340	348,840
5.875%	09/18/23			1,060	1,123,600
5.875%	05/28/45			380	360,411
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23			190	130,625
EQT Corp.,
Sr. Unsec’d. Notes
2.500%	10/01/20			400	390,832
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, MTN
4.625%	10/15/18		EUR	130	153,262
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.750%	04/19/47			780	742,950
Sr. Unsec’d. Notes, MTN
4.400%	04/30/23			1,160	1,148,400
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24			70	79,425
Lukoil International Finance BV (Russia),
Gtd. Notes
6.656%	06/07/22			829	894,425
Magnum Hunter Resources Corp.,
Gtd. Notes
2.568%(s)	12/31/99	^		430	—
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23			130	120,900
7.000%	03/31/24			90	83,925
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22			180	183,098
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/15/47			140	136,801
4.400%	04/15/46			20	20,183
4.625%	06/15/45			90	94,115
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	12/01/21			49	45,746
Sr. Sec’d. Notes, Cash coupon 6.350% or PIK N/A, 144A
7.350%	12/01/26			85	41,714
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42			1,192	1,184,439

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.375%	05/20/23	(a)	530	$496,610
6.125%	01/17/22		510	518,670
6.850%	06/05/2115	(a)	1,960	1,644,440
7.375%	01/17/27		1,200	1,198,501
Gtd. Notes, 144A
5.299%	01/27/25		499	461,076
5.999%	01/27/28		1,300	1,176,500
5.999%	01/27/28		930	841,650
Sr. Unsec’d. Notes
8.375%	12/10/18		100	101,851
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes(d)
6.000%	05/16/24		630	132,741
9.000%	11/17/21		2,060	494,400
Petroleos del Peru SA (Peru),
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32		1,000	957,000
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		1,606	1,620,133
4.875%	01/18/24		1,640	1,618,959
6.375%	01/23/45		850	782,850
6.500%	06/02/41		759	713,764
Phillips 66,
Gtd. Notes, 3 Month LIBOR + 0.650%, 144A
2.998%(c)	04/15/19		100	100,044
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.450%	01/15/21		700	701,418
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23		90	87,975
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	(a)	180	168,750
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes
4.375%	10/17/23		200	204,819
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		1,700	1,733,589
Sinopec Group Overseas Development 2017 Ltd. (China),
Gtd. Notes
4.000%	09/13/47		720	657,943
Teine Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	09/30/22		220	222,200
Whiting Petroleum Corp.,
Gtd. Notes
6.250%	04/01/23		30	30,750
Sr. Unsec’d. Notes, 144A
6.625%	01/15/26		60	61,800
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23		180	203,850

				28,327,494

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas Services — 0.0%
KCA Deutag UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.875%	04/01/22		240	$248,038
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
86.419%(s)	12/01/26		46	566

				248,604

Pharmaceuticals — 0.2%
Allergan Funding SCS,
Gtd. Notes
3.000%	03/12/20		1,500	1,492,892
4.550%	03/15/35		10	9,462
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.500%	06/25/21		400	400,796
4.250%	12/15/25		200	201,070
4.375%	12/15/28		300	300,571
Bayer US Finance LLC (Germany),
Gtd. Notes, 3 Month LIBOR + 1.010%, 144A
3.345%(c)	12/15/23		400	399,979
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.948%	06/14/19		600	595,012
3.410%	06/15/27		150	137,837
4.625%	12/15/20		100	102,759
CVS Health Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/21		100	99,890
3.700%	03/09/23		200	198,986
4.100%	03/25/25		100	99,470
4.300%	03/25/28		200	197,282
4.780%	03/25/38		260	255,728
5.050%	03/25/48		750	763,272
Forest Laboratories LLC,
Gtd. Notes, 144A
5.000%	12/15/21		500	517,323
Mylan NV,
Gtd. Notes
2.500%	06/07/19		164	163,253
3.750%	12/15/20		700	704,373
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19		800	787,429
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21		100	92,754
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.500%	03/01/23		270	251,100
5.625%	12/01/21		120	118,050
6.125%	04/15/25	(a)	1,100	1,013,375
7.500%	07/15/21		430	436,719
9.000%	12/15/25		120	124,344
9.250%	04/01/26		620	644,025
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		60	59,130

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
7.000%	03/15/24	140	$146,783

			10,313,664

Pipelines — 0.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	120	121,200
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37	160	169,600
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%
2.737%(c)	01/10/20	1,300	1,299,802
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.041%(c)	06/15/20	1,000	1,003,912
Energy Transfer Partners LP,
Gtd. Notes
4.150%	10/01/20	200	202,283
4.650%	06/01/21	300	307,200
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.750%	09/01/20	700	727,510
Enterprise Products Operating LLC,
Gtd. Notes
5.375%	02/15/78	90	82,043
6.500%	01/31/19	700	714,588
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.750%	08/01/22	150	151,500
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23	100	97,167
4.250%	09/01/24	100	100,211
Kinder Morgan, Inc.,
Gtd. Notes
5.300%	12/01/34	70	69,327
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	220	250,800
Spectra Energy Partners LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.018%(c)	06/05/20	200	200,990
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	150	144,000
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	10/01/20	1,300	1,316,521
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26	260	315,104
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
8.750%	03/15/32	190	244,977

			7,518,735

Real Estate — 0.0%
Akelius Residential Property AB (Sweden),
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate (continued)
3.375%	09/23/20	EUR	500	$623,595
China Overseas Finance Cayman V Ltd. (China),
Gtd. Notes
3.950%	11/15/22		400	395,575
Tesco Property Finance 3 PLC (United Kingdom),
Sr. Sec’d. Notes
5.744%	04/13/40	GBP	97	149,218
Tesco Property Finance 5 PLC (United Kingdom),
Sr. Sec’d. Notes
5.661%	10/13/41	GBP	110	167,736

				1,336,124

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
1.950%	05/22/26	EUR	100	117,877
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	11/15/27		300	285,031
Equinix, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/24	EUR	200	228,889
Goodman US Finance Four LLC (Australia),
Gtd. Notes, 144A
4.500%	10/15/37		700	693,707
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		100	96,002
Physicians Realty LP,
Gtd. Notes
4.300%	03/15/27		600	578,833
SL Green Operating Partnership LP,
Gtd. Notes
3.250%	10/15/22		300	291,530
UDR, Inc.,
Gtd. Notes, MTN
4.625%	01/10/22		100	102,883
Unibail-Rodamco SE (France),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.770%
3.118%(c)	04/16/19		500	501,778

				2,896,530

Retail — 0.1%
AutoNation, Inc.,
Gtd. Notes
5.500%	02/01/20		600	617,837
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
2.759%(c)	10/28/21		1,300	1,305,126
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19		900	898,956

				2,821,919

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.766%	03/08/24		800	783,373

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Semiconductors — 0.0%
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19			700	$702,617
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/15/20			600	606,000

					1,308,617

Software — 0.0%
Autodesk, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/20			600	598,358
VMware, Inc.,
Sr. Unsec’d. Notes
2.300%	08/21/20			800	783,218
2.950%	08/21/22			200	191,924

					1,573,500

Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes, 144A
1.800%	09/05/26		EUR	600	704,043
5.150%	02/15/50	(a)		300	279,564
5.300%	08/15/58			100	93,102
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
2.975%(c)	06/01/21			1,400	1,406,316
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
3.298%(c)	07/15/21			1,000	1,009,518
BellSouth LLC,
Sr. Unsec’d. Notes, 144A
4.333%	04/26/21			1,400	1,414,598
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27			50	47,063
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32			90	96,300
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18			30	30,600
Sr. Unsec’d. Notes
11.500%	11/15/21			30	35,400
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23			120	124,425
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
4.738%	09/20/29			200	198,460
Telstra Corp. Ltd. (Australia),
Gtd. Notes, 144A
4.800%	10/12/21			400	413,944
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.125%	08/15/46			180	154,414
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
3.443%(c)	05/15/25			1,000	998,865
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (continued)
3.750%	01/16/24	200	$198,291
4.375%	05/30/28	360	355,721
5.250%	05/30/48	30	29,917
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.990%
3.290%(c)	01/16/24	200	199,075

			7,789,616

Transportation — 0.0%
CH Robinson Worldwide, Inc.,
Sr. Unsec’d. Notes
4.200%	04/15/28	100	98,234
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
5.000%	01/25/47	410	403,850
Pelabuhan Indonesia II PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.250%	05/05/25	370	353,350
Pelabuhan Indonesia III Persero PT (Indonesia),
Sr. Unsec’d. Notes
4.875%	10/01/24	500	497,499
PSA Treasury Pte Ltd. (Singapore),
Sr. Unsec’d. Notes, GMTN
2.500%	04/12/26	200	183,881
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.450%	09/03/19	100	99,364
XPO CNW, Inc.,
Sr. Unsec’d. Notes
6.700%	05/01/34	100	100,750
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22	200	204,500

			1,941,428

Trucking & Leasing — 0.1%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20	1,200	1,294,177
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
4.500%	08/01/22	32	31,040
5.000%	08/01/24	500	480,250
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22	50	49,501
5.500%	02/15/24	100	98,729
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25	700	691,837
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
2.650%	07/15/21	200	193,920
3.000%	07/15/22	400	385,726

			3,225,180

TOTAL CORPORATE BONDS (cost $261,445,222)			259,268,262

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.0%
California — 0.0%
City of Riverside CA Electric Revenue,
Revenue Bonds, BABs
7.455%	10/01/30	600	$781,272

Florida — 0.0%
Sumter Landing Community Development District,
Revenue Bonds
4.172%	10/01/47	40	42,080

Illinois — 0.0%
City of Chicago,
General Obligation Unlimited
5.630%	01/01/22	100	101,132
6.314%	01/01/44	200	204,034
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	400	378,544

			683,710

Michigan — 0.0%
City of Detroit,
General Obligation Ltd.
4.000%	04/01/44	70	57,735

New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority,
Revenue Bonds, BABs
6.561%	12/15/40	160	198,838

TOTAL MUNICIPAL BONDS (cost $1,555,338)			1,763,635

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Alternative Loan Trust,
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.270%
2.361%(c)	08/25/35	801	559,028
Series 2006-OA12, Class A1B, 1 Month LIBOR + 0.190%
2.274%(c)	09/20/46	534	443,451
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180%
2.264%(c)	02/20/47	628	514,515
Series 2007-OA6, Class A1B, 1 Month LIBOR + 0.200%
2.291%(c)	06/25/37	169	163,216
American Home Mortgage Assets Trust,
Series 2006-1, Class 2A1, 1 Month LIBOR + 0.190%
2.281%(c)	05/25/46	106	88,582
Series 2007-1, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700%
2.258%(c)	02/25/47	690	448,666
Banc of America Funding Trust,
Series 2005-7, Class 4A3
5.750%	11/25/35	147	151,084
Series 2006-I, Class 4A1
3.696%(cc)	10/20/46	96	75,913
Series 2015-R2, Class 9A2, 144A
2.481%(cc)	03/27/36	1,635	1,376,228
Banc of America Mortgage Trust,
Series 2005-B, Class 2A1
3.901%(cc)	03/25/35	907	885,957
Series 2005-H, Class 2A5
3.568%(cc)	09/25/35	64	61,773

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
BANCAJA 6 Fondo de Titulizacion de Activos (Spain),
Series 6, Class A2, 3 Month EURIBOR + 0.250% (Cap N/A, Floor 0.000%)
0.000%(c)	02/20/36	EUR	81	$94,352
BCAP LLC Trust,
Series 2011-RR5, Class 5A1, 144A
5.250%(cc)	08/26/37		85	87,416
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 2A1
3.616%(cc)	03/25/35		16	15,529
Berica ABS Srl (Italy),
Series 2011-1, Class A1, 3 Month EURIBOR + 0.300% (Cap N/A, Floor 0.000%)
0.000%(c)	12/31/55	EUR	79	92,038
Berica Residential MBS Srl (Italy),
Series 8, Class A, 6 Month EURIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.000%(c)	03/31/48	EUR	268	311,856
Chase Mortgage Finance Trust,
Series 2007-A2, Class 7A1
3.428%(cc)	07/25/37		34	30,452
Citicorp Mortgage Securities Trust,
Series 2007-3, Class 1A1
6.000%	04/25/37		8	7,354
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.712%(cc)	09/25/37		94	90,459
Series 2015-2, Class 1A1, 1 Month LIBOR + 0.200%, 144A
2.160%(c)	06/25/47		623	623,111
Claris ABS (Italy),
Series 2011-1, Class A, 6 Month EURIBOR + 0.350%
0.081%(c)	10/31/60	EUR	425	495,308
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
3.968%(cc)	01/19/34		20	20,157
Series 2004-12, Class 12A1
3.730%(cc)	08/25/34		36	35,079
CSMC Mortgage-Backed Trust,
Series 2006-7, Class 6A3
5.500%	08/25/36		530	508,617
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2, 3 Month GBP LIBOR + 0.200%
0.831%(c)	06/15/40	GBP	258	329,082
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3A, 3 Month EURIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.000%(c)	12/10/44	EUR	149	172,749
Series 2006-4X, Class A3C, 3 Month GBP LIBOR + 0.160%
0.785%(c)	12/10/44	GBP	358	467,983
Series 2007-3A, Class A3C, 3 Month GBP LIBOR + 0.950%, 144A
1.577%(c)	06/13/45	GBP	64	84,164
Series 2007-3X, Class A3A, 3 Month GBP LIBOR + 0.950%
1.577%(c)	06/13/45	GBP	192	253,771

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2, 1 Month LIBOR + 3.000%
5.091%(c)	07/25/24	781	$836,865
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
7.091%(c)	07/25/25	290	321,314
Series 2017-C01, Class 1B1, 1 Month LIBOR + 5.750%
7.841%(c)	07/25/29	380	453,389
Fannie Mae REMICS,
Series 2011-3, Class FA, 1 Month LIBOR + 0.680%
2.771%(c)	02/25/41	82	83,605
FDIC Guaranteed Notes Trust,
Series 2010-S2, Class 1A, 1 Month LIBOR + 0.500%, 144A
2.594%(c)	11/29/37	143	143,210
Flagstar Mortgage Trust,
Series 2018-2, Class A4, 144A
3.500%(cc)	04/25/48	196	192,956
Freddie Mac REMICS,
Series 3172, Class FK, 1 Month LIBOR + 0.450%
2.523%(c)	08/15/33	24	23,585
Series 3397, Class FC, 1 Month LIBOR + 0.600%
2.673%(c)	12/15/37	33	33,224
Series 4779, Class WF, 1 Month LIBOR + 0.350%
2.257%(c)	07/15/44	595	593,217
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450%
2.523%(c)	09/15/42	299	301,055
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2017-DNA2, Class B1, 1 Month LIBOR + 5.150%
7.241%(c)	10/25/29	1,190	1,360,142
Government National Mortgage Assoc.,
Series 2015-H18, Class FB, 1 Month LIBOR + 0.600%
2.517%(c)	07/20/65	746	750,206
Series 2015-H26, Class FA, 1 Month LIBOR + 0.520%
2.437%(c)	10/20/65	1,597	1,607,836
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680%
2.597%(c)	08/20/61	300	300,282
Series 2015-H30, Class FB, 1 Month LIBOR + 0.680%
2.597%(c)	03/20/62	527	528,236
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000%
2.917%(c)	01/20/66	781	799,057
Series 2016-H08, Class FT, 1 Month LIBOR + 0.720%
2.637%(c)	02/20/66	921	925,119
Series 2016-H11, Class FE, 1 Month LIBOR + 0.850%
2.767%(c)	04/20/66	1,579	1,606,140
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750%
3.247%(c)	04/20/67	387	398,653
GSR Mortgage Loan Trust,
Series 2003-1, Class A2, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.750%
3.630%(c)	03/25/33	32	32,055
Series 2005-AR1, Class 1A1
3.776%(cc)	01/25/35	8	7,918
Series 2005-AR3, Class 6A1
3.837%(cc)	05/25/35	110	107,298
HarborView Mortgage Loan Trust,
Series 2005-13, Class 2A11, 1 Month LIBOR + 0.560%
2.645%(c)	02/19/36	148	124,003

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-9, Class B1, 1 Month LIBOR + 0.600%
2.684%(c)	06/20/35		757	$751,303
Homestar Mortgage Acceptance Corp.,
Series 2004-1, Class M1, 1 Month LIBOR + 0.795%
2.886%(c)	03/25/34		1,546	1,306,149
Impac CMB Trust,
Series 2004-11, Class 2A1, 1 Month LIBOR + 0.660%
2.751%(c)	03/25/35		88	84,257
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
3.972%(cc)	11/25/35		15	14,401
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190%
2.281%(c)	09/25/46		122	112,111
JP Morgan Alternative Loan Trust,
Series 2006-A5, Class 1A4, 1 Month LIBOR + 0.240%
2.331%(c)	10/25/36		892	836,336
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
3.786%(cc)	08/25/35		27	26,779
Series 2007-A1, Class 1A1
3.936%(cc)	07/25/35		25	25,240
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C, 3 Month LIBOR + 0.170%
2.506%(c)	06/14/40		1,092	1,069,150
Lehman Mortgage Trust,
Series 2006-5, Class 2A2, IO, 1 Month LIBOR x (1) + 7.150%
5.059%(c)	09/25/36		286	64,481
Ludgate Funding PLC (United Kingdom),
Series 2008-W1X, Class A1, 3 Month GBP LIBOR + 0.600%
1.323%(c)	01/01/61	GBP	177	229,348
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1, 3 Month GBP LIBOR + 0.650%
1.281%(c)	12/15/49	GBP	583	763,161
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.626%(cc)	10/20/29		10	10,520
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
3.908%(cc)	02/25/33		53	51,232
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A, 1 Month LIBOR + 0.450%
2.475%(c)	10/07/20		79	79,224
Series 2010-R2, Class 2A, 1 Month LIBOR + 0.470%
2.495%(c)	11/05/20		994	998,933
Series 2010-R3, Class 1A, 1 Month LIBOR + 0.560%
2.585%(c)	12/08/20		78	78,612
Series 2010-R3, Class 2A, 1 Month LIBOR + 0.560%
2.585%(c)	12/08/20		759	762,922
Series 2011-R1, Class 1A, 1 Month LIBOR + 0.450%
2.373%(c)	01/08/20		166	166,755
Newgate Funding PLC (United Kingdom),
Series 2007-1X, Class A3, 3 Month GBP LIBOR + 0.160%
0.777%(c)	12/01/50	GBP	1,100	1,366,047
Series 2007-2X, Class A2, 3 Month GBP LIBOR + 0.130%
0.761%(c)	12/15/50	GBP	221	289,196

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-3X, Class A3, 3 Month GBP LIBOR + 1.000%
1.631%(c)	12/15/50	GBP	766	$999,690
Series 2007-3X, Class BA, 3 Month GBP LIBOR + 1.250%
1.881%(c)	12/15/50	GBP	209	266,864
PUMA (Australia),
Series 2014-1, Class A, ASX Australian Bank Bill Short Term Rates 1 Month Mid + 0.900%
2.825%(c)	05/13/45	AUD	141	104,473
Residential Accredit Loans, Inc. Trust,
Series 2006-QA1, Class A21
4.566%(cc)	01/25/36	1,475		1,268,692
Series 2007-QO2, Class A1, 1 Month LIBOR + 0.150%
2.241%(c)	02/25/47		724	458,721
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO, 1 Month LIBOR x (1) + 5.550%
3.459%(c)	02/25/36	1,864		258,815
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.500%	03/25/32		6	5,792
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B, 3 Month GBP LIBOR + 0.160%
0.791%(c)	12/15/43	GBP	241	307,279
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS2X, Class A2C, 3 Month EURIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.000%(c)	06/12/44	EUR	602	678,556
Series 2006-NS3X, Class A2A, 3 Month GBP LIBOR + 0.150%
0.775%(c)	06/12/44	GBP	766	978,349
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1, 1 Month LIBOR + 0.350%
2.434%(c)	07/20/33		76	73,367
Series 2007-3, Class 1A1, 1 Month LIBOR + 0.200%
2.284%(c)	07/20/36		51	48,280
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
4.177%(cc)	12/25/34		16	15,869
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5, Class A2, 1 Month LIBOR + 0.250%
2.335%(c)	07/19/35		154	149,901
Series 2006-AR6, Class 2A1, 1 Month LIBOR + 0.190%
2.281%(c)	07/25/46		142	118,933
Series 2006-AR7, Class A1BG, 1 Month LIBOR + 0.120%
2.211%(c)	08/25/36		504	457,972
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF4, Class 1A1, 1 Month LIBOR + 0.290%, 144A
2.381%(c)	10/25/36		308	274,209
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
3.335%(cc)	10/25/43		40	39,733
Series 2007-3, Class 2A1, 12 Month LIBOR + 1.250%
4.020%(c)	06/25/47		41	37,427
Series 2007-3, Class 4A1, 12 Month LIBOR + 1.250%
4.020%(c)	06/25/47		41	36,113

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Trinity Square PLC (United Kingdom),
Series 2015-1A, Class A, 3 Month GBP LIBOR + 1.150%, 144A
1.936%(c)	07/15/51	GBP	394	$525,213
Uropa Securities PLC (United Kingdom),
Series 2007-1, Class A2B, 3 Month EURIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.000%(c)	10/10/40	EUR	88	102,830
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-11, Class A8
5.750%	01/25/36		678	614,329
Series 2005-AR10, Class 3A1
3.847%(cc)	08/25/35		3	3,059
Series 2005-AR14, Class 2A1
3.481%(cc)	12/25/35		93	86,218
Series 2006-AR7, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.395%(c)	07/25/46		234	228,137
Series 2006-AR14, Class 1A4
3.059%(cc)	11/25/36		232	221,061
Series 2007-HY5, Class 2A1
3.346%(cc)	05/25/37		1,401	1,179,624
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR2, Class 1A1
3.873%(cc)	03/25/35		135	137,041
Series 2006-AR6, Class 3A1
3.768%(cc)	03/25/36		98	94,930

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $38,693,312)				38,874,889

SOVEREIGN BONDS — 4.3%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		1,750	1,675,625
3.125%	10/11/27		500	465,300
4.125%	10/11/47		1,060	970,033
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes, 144A
9.500%	11/12/25		280	305,360
Argentina Bocon (Argentina),
Sr. Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days 0.000%
22.844%(c)	10/04/22	ARS	100	5,339
Argentina Bonar Bonds (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days 2.000%
34.188%(c)	04/03/22	ARS	6,760	211,290
Argentina POM Politica Monetaria (Argentina),
Bonds, Argentina Central Bank 7 Day Repo Reference Rate 0.000%
40.000%(c)	06/21/20	ARS	24,740	873,430
40.000%(c)	06/21/20	ARS	20,008	706,371
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS	11,460	351,702
16.000%	10/17/23	ARS	9,840	301,631
21.200%	09/19/18	ARS	6,950	230,264
Unsec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
18.200%	10/03/21	ARS	25,397	$750,694
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.500%	12/31/38		2,060	1,168,020
3.375%	01/15/23	EUR	300	317,058
5.625%	01/26/22		850	794,325
5.875%	01/11/28		1,870	1,519,375
6.875%	01/26/27		500	440,000
6.875%	01/11/48		500	374,255
7.125%	06/28/17		3,910	2,977,465
7.500%	04/22/26		930	857,925
7.625%	04/22/46		200	161,400
8.280%	12/31/33		1,416	1,324,014
Armenia International Bond (Armenia),
Sr. Unsec’d. Notes
6.000%	09/30/20		370	377,843
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
1.250%	02/21/22	AUD	940	809,051
3.000%	09/20/25	AUD	1,430	1,500,248
3.000%	03/21/47	AUD	770	558,381
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20	EUR	450	555,047
Sr. Unsec’d. Notes, EMTN
4.900%	09/15/21	EUR	200	252,595
Autonomous Community of Valencia (Spain),
Sr. Unsec’d. Notes, EMTN
4.900%	03/17/20	EUR	1,100	1,383,691
Avi Funding Co. Ltd. (China),
Sr. Unsec’d. Notes, MTN, 144A
2.850%	09/16/20		760	747,546
Bonos de la Nacion Argentina con Ajuste por CER (Argentina),
Bonds
3.750%	02/08/19	ARS	15,300	503,213
4.000%	03/06/20	ARS	22,443	781,160
Brazil Notas do Tesouro Nacional (Brazil),
Notes
9.762%	01/01/21	BRL	8,761	2,292,639
10.000%	01/01/23	BRL	5,167	1,301,540
10.000%	01/01/27	BRL	763	179,942
Series B, Notes
6.000%	08/15/50	BRL	683	546,247
Series F, Notes
10.000%	01/01/21	BRL	44,909	11,752,100
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25		310	292,950
5.000%	01/27/45		2,910	2,303,294
Bundesobligation (Germany),
Bonds
0.000%	04/17/20	EUR	1,500	1,773,435
Canadian Government Real Return Bond (Canada),
Bonds, TIPS
4.250%	12/01/26	CAD	600	914,034
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25	CNY	2,500	359,132
3.380%	11/21/24	CNY	2,000	291,017
3.390%	05/21/25	CNY	2,000	289,609

Interest Rate	Maturity Date			Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
3.480%	06/29/27		CNY	5,500	$788,855
4.290%	05/22/29		CNY	1,000	151,515
City of Buenos Aires Argentina (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	(a)		650	588,939
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27			600	580,200
5.000%	06/15/45			1,430	1,406,763
5.625%	02/26/44			1,450	1,540,625
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, 144A
7.000%	04/04/44			580	565,500
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
3.750%	07/26/23		EUR	130	166,920
4.250%	11/04/25		EUR	100	132,996
Unsec’d. Notes, EMTN
2.750%	06/27/24		EUR	50	61,228
3.875%	05/06/22		EUR	120	153,527
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23		EUR	300	404,246
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25			1,220	1,210,630
6.850%	01/27/45			640	633,395
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.950%	06/20/24			880	776,775
8.750%	06/02/23			620	580,753
Sr. Unsec’d. Notes, 144A
7.875%	01/23/28			1,450	1,214,665
8.875%	10/23/27			200	176,739
9.650%	12/13/26			960	899,231
10.750%	03/28/22			440	451,747
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
7.903%	02/21/48			200	181,968
Sr. Unsec’d. Notes, 144A
5.577%	02/21/23			310	293,725
6.875%	04/30/40			420	357,281
Sr. Unsec’d. Notes, MTN, 144A
7.500%	01/31/27			730	717,605
8.500%	01/31/47			600	580,572
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27			880	820,600
Ethiopia International Bond (Ethiopia),
Sr. Unsec’d. Notes
6.625%	12/11/24			200	195,539
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
1.375%	05/31/47		EUR	300	334,820
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21			610	576,450
5.875%	04/24/19			370	370,037
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
3.625%	07/31/24		300	$296,264
French Republic Government Bond OAT (France),
Bonds, TIPS
0.100%	03/01/25	EUR	1,050	1,372,710
0.250%	07/25/24	EUR	500	674,530
1.850%	07/25/27	EUR	1,470	2,408,358
Unsec’d. Notes, 144A
2.000%	05/25/48	EUR	900	1,165,908
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.875%	08/07/23		350	358,208
Sr. Unsec’d. Notes, 144A
7.625%	05/16/29		680	663,850
8.125%	01/18/26		240	246,000
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
4.375%	06/05/27		400	371,000
Hellenic Republic Government Bond (Greece), Bonds
3.750%	01/30/28	EUR	1,849	2,123,707
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes
7.500%	03/15/24		250	266,500
Sr. Unsec’d. Notes, 144A
6.250%	01/19/27		350	350,315
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		1,456	1,566,467
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.350%	01/11/48		370	331,700
Sr. Unsec’d. Notes, MTN
3.375%	04/15/23		1,120	1,079,212
3.750%	04/25/22		600	593,821
5.250%	01/17/42		3,904	3,920,217
Sr. Unsec’d. Notes, MTN, 144A
5.875%	01/15/24		2,176	2,330,048
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
7.000%	05/15/22	IDR	2,790,000	190,706
7.000%	05/15/27	IDR	44,697,000	2,927,295
8.375%	09/15/26	IDR	658,000	46,721
8.375%	03/15/34	IDR	27,247,000	1,896,643
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.250%	01/17/28		300	289,607
4.125%	01/17/48		200	188,937
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
2.000%	12/01/25	EUR	1,820	2,077,790
Sr. Unsec’d. Notes, TIPS, 144A
2.350%	09/15/24	EUR	200	261,404
4.750%	09/01/28	EUR	900	1,231,599
Unsec’d. Notes
5.000%	09/01/40	EUR	1,150	1,673,423
Unsec’d. Notes, 144A
3.250%	09/01/46	EUR	967	1,114,130
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,500	2,345,667

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		274	$253,792
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33		600	528,750
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28		420	449,224
7.625%	07/09/25		420	475,650
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.375%	07/21/22		700	679,552
2.375%	11/16/22		200	193,424
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, MTN
2.125%	04/13/21		1,100	1,068,487
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes, 144A
5.750%	01/31/27		640	593,677
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes
3.875%	10/14/24		1,645	1,650,494
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, 144A
7.250%	02/28/28		720	691,224
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
3.500%	03/20/27		530	515,912
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, GMTN
6.250%	11/04/24		1,720	1,392,168
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21		500	534,750
Mexican Bonos (Mexico),
Bonds
5.750%	03/05/26	MXN	28,250	1,270,110
7.750%	05/29/31	MXN	4,800	244,057
8.000%	11/07/47	MXN	38,050	1,983,212
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	4,370	222,066
7.750%	11/13/42	MXN	140,556	7,130,473
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46		4,110	3,781,200
4.600%	02/10/48		820	754,400
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
2.750%	11/20/25	AUD	500	541,125
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	1,000	756,754
Sr. Unsec’d. Notes
2.500%	09/20/35	NZD	200	154,419
3.000%	09/20/30	NZD	300	247,652
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.875%	02/16/32		560	549,080
Sr. Unsec’d. Notes, MTN, 144A
7.625%	11/28/47		700	637,640

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
5.625%	01/17/28		1,100	$1,035,375
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		700	691,250
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
5.000%	04/15/26		380	380,950
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
6.150%	08/12/32	PEN	2,600	810,287
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
6.550%	03/14/37		1,160	1,447,100
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40		790	756,091
5.000%	01/13/37		1,100	1,173,293
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.875%	07/21/26	EUR	1,049	1,355,140
4.125%	04/14/27	EUR	958	1,346,945
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.700%	12/18/22	CAD	300	230,790
Province of Ontario (Canada),
Debs.
6.200%	06/02/31	CAD	100	102,669
Sr. Unsec’d. Notes
2.450%	06/29/22		300	292,543
Unsec’d. Notes
3.150%	06/02/22	CAD	1,500	1,171,686
3.450%	06/02/45	CAD	700	574,728
3.500%	06/02/24	CAD	2,400	1,912,442
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	203,806
Debs.
6.000%	10/01/29	CAD	300	296,139
Notes
4.250%	12/01/21	CAD	600	484,988
Unsec’d. Notes
3.000%	09/01/23	CAD	700	544,069
3.500%	12/01/22	CAD	900	714,263
5.000%	12/01/38	CAD	300	298,419
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
7.875%	06/15/27		380	332,499
9.125%	03/16/24		1,080	1,036,799
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, 144A
7.450%	09/01/24		380	341,206
Provincia de Neuquen Argentina (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	04/27/25		700	582,456
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.500%	01/20/22		400	409,300
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
3.875%	04/23/23		2,100	$2,098,472
4.500%	04/23/28		1,000	1,009,190
5.103%	04/23/48		650	648,024
Queensland Treasury Corp. (Australia),
Gov’t. Gtd. Notes, MTN, 144A
3.000%	03/22/24	AUD	1,000	753,389
Republic of South Africa Government Bond (South Africa),
Bonds
10.500%	12/21/26	ZAR	27,170	2,169,417
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN
4.875%	01/22/24		1,080	1,110,348
Russian Federal Bond (Russia),
Bonds
7.000%	01/25/23	RUB	45,990	722,738
7.000%	08/16/23	RUB	56,730	892,531
7.050%	01/19/28	RUB	75,728	1,164,850
7.400%	12/07/22	RUB	4,980	79,485
7.600%	07/20/22	RUB	100,000	1,611,659
7.750%	09/16/26	RUB	61,760	995,349
8.150%	02/03/27	RUB	239,090	3,953,663
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
7.500%	03/31/30		392	431,030
Sr. Unsec’d. Notes, 144A
4.875%	09/16/23		1,000	1,037,820
5.625%	04/04/42		1,800	1,880,100
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A
2.875%	03/04/23		3,200	3,078,093
3.625%	03/04/28		800	760,704
4.000%	04/17/25		1,100	1,094,566
4.500%	04/17/30		600	599,300
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28	EUR	680	739,788
6.750%	03/13/48		360	307,300
Unsec’d. Notes, 144A
6.250%	05/23/33		690	611,513
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
4.125%	02/18/19		2,100	2,114,280
South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41	ZAR	3,030	157,538
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.875%	04/14/26		810	779,217
5.375%	07/24/44		2,400	2,101,200
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
2.150%	10/31/25	EUR	3,300	4,188,242
2.900%	10/31/46	EUR	1,600	2,037,550
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.250%	07/27/21		450	452,811
Sr. Unsec’d. Notes, 144A
6.200%	05/11/27		800	730,027
6.825%	07/18/26		290	277,719

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
Swiss Confederation Government Bond (Switzerland),
Bonds
3.500%	04/08/33	CHF	1,300	$1,936,807
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,000	970,105
Turkey Government Bond (Turkey),
Bonds
10.500%	08/11/27	TRY	3,350	539,635
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23		2,050	1,817,784
4.250%	04/14/26		810	691,750
6.000%	03/25/27		360	338,276
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/21		480	472,800
Sr. Unsec’d. Notes, 144A
7.375%	09/25/32		1,800	1,542,150
7.750%	09/01/20		350	347,923
United Kingdom Gilt (United Kingdom),
Bonds
1.500%	07/22/47	GBP	1,900	2,370,140
3.250%	01/22/44	GBP	1,400	2,409,777
4.250%	12/07/27	GBP	300	499,983
4.250%	06/07/32	GBP	300	528,341
4.250%	03/07/36	GBP	2,300	4,232,429
4.250%	12/07/40	GBP	1,300	2,515,047
4.500%	09/07/34	GBP	500	927,467
4.750%	12/07/38	GBP	200	402,386
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.125%	03/22/26	GBP	3,551	5,864,854
0.125%	03/22/46	GBP	199	450,672
0.125%	08/10/48	GBP	110	242,313
0.125%	11/22/65	GBP	148	459,848
0.375%	03/22/62	GBP	150	516,799
1.875%	11/22/22	GBP	220	466,627
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		192	194,867
4.975%	04/20/55		530	514,100
5.100%	06/18/50		700	688,100
9.875%	06/20/22	UYU	13,350	421,469
Sr. Unsec’d. Notes, 144A
9.875%	06/20/22	UYU	16,300	514,602
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes(d)
7.750%	10/13/19		2,098	570,027
9.250%	09/15/27		3,479	980,034
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24		470	466,544

TOTAL SOVEREIGN BONDS (cost $239,420,671)				219,128,267

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
Federal National Mortgage Assoc.
3.500%	TBA		14,800	$14,730,381
3.500%	TBA		13,570	13,489,204
3.500%	TBA		10,900	10,848,726
3.500%	TBA		9,500	9,443,437
4.000%	TBA		24,000	24,433,356
4.000%	TBA		12,400	12,623,900

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $85,113,727)				85,569,004

U.S. TREASURY OBLIGATIONS — 7.5%
U.S. Treasury Bonds
2.750%	08/15/47		410	391,246
2.875%	11/15/46		380	372,059
3.000%	11/15/45		1,640	1,645,766
3.000%	02/15/48		1,950	1,956,551
3.125%	02/15/43		600	615,961
3.125%	05/15/48		1,250	1,284,717
3.625%	02/15/44		739	824,418
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19		8,880	9,436,092
0.125%	04/15/20		13,533	14,320,551
0.125%	04/15/21		9,571	9,957,655
0.125%	04/15/22	(h)(k)	1,554	1,567,610
0.125%	01/15/23	(k)	3,200	3,394,591
0.125%	07/15/24		6,000	6,152,454
0.125%	07/15/26		7,600	7,608,331
0.250%	01/15/25		10,005	10,290,736
0.375%	07/15/23		8,928	9,521,852
0.375%	07/15/25		2,753	2,856,114
0.375%	01/15/27		430	433,217
0.500%	01/15/28		25,633	25,465,034
0.625%	04/15/23		1,600	1,610,477
0.625%	01/15/24		7,937	8,509,061
0.625%	01/15/26		17,900	18,766,810
0.625%	02/15/43		640	659,835
0.750%	02/15/42		200	216,452
0.750%	02/15/45		2,700	2,785,661
0.875%	02/15/47		9,077	9,418,822
1.000%	02/15/46		10,060	10,952,679
1.000%	02/15/48		5,602	5,881,315
1.125%	01/15/21		100	115,989
1.250%	07/15/20		38,613	45,069,952
1.375%	02/15/44		5,820	6,982,299
1.750%	01/15/28	(k)	2,313	3,021,773
2.000%	01/15/26		14,882	20,580,047
2.125%	02/15/40		4,210	6,132,506
2.125%	02/15/41		3,750	5,430,091
2.375%	01/15/25		34,050	50,169,403
2.375%	01/15/27		2,480	3,503,628
2.500%	01/15/29		13,698	18,778,086
3.375%	04/15/32		1,251	2,356,541
3.625%	04/15/28		15,089	29,664,202
3.875%	04/15/29		1,567	3,147,720
U.S. Treasury Notes
1.625%	02/15/26	(h)	500	458,711
1.875%	02/28/22		2,000	1,944,219
1.875%	04/30/22		94	91,213

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
2.125%	12/31/22		1,150	$1,121,115
2.125%	07/31/24		1,400	1,347,555
2.375%	05/15/27		800	770,406
2.625%	06/30/23		2,480	2,467,891
2.750%	02/15/24		3,600	3,595,219
2.750%	06/30/25		1,481	1,474,521
2.875%	04/30/25	(h)	5,400	5,421,094
2.875%	05/31/25		2,860	2,870,948

TOTAL U.S. TREASURY OBLIGATIONS (cost $383,559,349)				383,411,196

TOTAL LONG-TERM INVESTMENTS (cost $3,580,086,804)				4,421,572,848

			Shares
SHORT-TERM INVESTMENTS — 16.8%
AFFILIATED MUTUAL FUNDS — 8.9%
PGIM Core Ultra Short Bond Fund(u)(vv)(w)			390,574,141	390,574,141
PGIM Institutional Money Market Fund (cost $62,127,397; includes $62,034,729 of cash collateral for securities on loan)(b)(w)			62,121,184	62,127,397

TOTAL AFFILIATED MUTUAL FUNDS (cost $452,701,538)				452,701,538

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 4.8%
U.S. Treasury Bills
1.637%	07/26/18		10,000	9,988,483
1.691%	07/05/18		37,900	37,894,757
1.709%	07/12/18	(k)	19,100	19,091,106
1.785%	08/16/18	(h)	30,000	29,931,563
1.788%	08/02/18	(k)	12,000	11,981,301
1.841%	09/13/18		75,000	74,714,084
1.876%	08/16/18		20,000	19,954,374
1.884%	09/20/18	(k)	10,400	10,356,667
1.945%	10/11/18	(h)	13,000	12,929,654
1.975%	11/08/18		11,000	10,921,659
1.996%	11/08/18		5,000	4,964,391

TOTAL U.S. TREASURY OBLIGATIONS (cost $242,663,864)				242,728,039

			Shares
UNAFFILIATED FUNDS — 2.5%
BlackRock Liquidity Funds FedFund Portfolio			34,918,209	34,918,209
BlackRock Liquidity Funds T-Fund Portfolio			35,704,824	35,704,824
Dreyfus Treasury Securities Cash Management			7,893,580	7,893,580

UNAFFILIATED FUNDS (continued)			Shares	Value
Goldman Sachs Financial Square Funds — Government Fund			34,918,210	$34,918,210
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio			11,391,931	11,391,931

TOTAL UNAFFILIATED FUNDS (cost $124,826,754)				124,826,754

Interest Rate	Maturity Date		Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS(n) — 0.3%
Argentina Treasury Bills
2.723%	10/12/18	ARS	760	26,743
3.096%	11/16/18		330	324,132
3.100%	09/28/18		100	98,972
3.100%	10/26/18		200	197,259
3.100%	12/14/18		900	883,213
3.317%	07/13/18		600	599,235
4.900%	08/24/18		200	198,789
5.750%	08/10/18		100	99,540
25.555%	09/14/18	ARS	8,200	261,665
Brazil Letras do Tesouro Nacional
6.071%	10/01/18	BRL	11,010	2,795,343
6.187%	01/01/19	BRL	31,751	7,928,800
Hellenic Republic Treasury Bills
0.789%	07/13/18	EUR	260	303,574
1.067%	10/05/18	EUR	270	314,531
1.194%	08/31/18	EUR	1,070	1,248,011

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $16,455,607)				15,279,807

CERTIFICATES OF DEPOSIT — 0.1%
Barclays Bank PLC (United Kingdom),
Certificate of Deposit (cost $2,600,013)
1.940%(cc)	09/04/18		2,600	2,598,538

BANKERS ACCEPTANCES(n) — 0.0%
Bank Nova Scotia
1.543%	07/03/18	CAD	1,900	1,445,006
Bank of Montreal
1.519%	07/03/18	CAD	800	608,424
Toronto Dominion Bank
1.537%	07/04/18	CAD	200	152,100

TOTAL BANKERS ACCEPTANCES (cost $2,233,185)				2,205,530

COMMERCIAL PAPER(n) — 0.1%
Boston Scientific Corp.
2.510%	08/07/18		400	398,967
2.510%	08/13/18		300	299,098
Dominion Energy, Inc.
2.375%	07/16/18		300	299,674
Entergy Corp.
2.601%	07/16/18		400	399,567
2.661%	07/11/18		400	399,700

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER(n) (continued)
Enterprise Products Operating LLC
2.324%	07/06/18	300	$299,869
2.324%	07/13/18	400	399,645
Marriott International, Inc.
2.440%	07/16/18	300	299,674
Mondelez International, Inc.
2.244%	07/12/18	300	299,753
Rockwell Collins, Inc.
2.355%	07/17/18	300	299,655
Thomson Reuters Corp.
2.465%	07/11/18	400	399,708
VW Credit, Inc.
2.334%	07/12/18	300	299,753
2.566%	08/15/18	400	398,741
Walgreens Boots Alliance, Inc.
2.647%	07/25/18	300	299,494

TOTAL COMMERCIAL PAPER (cost $4,793,865)			4,793,298

REPURCHASE AGREEMENTS(m) — 0.1%
Bank of Nova Scotia (The), 2.300%, dated 06/29/18, due 07/02/18 in the amount of $3,100,594		3,100	3,100,000
Citigroup Global Markets, Inc., 2.220%, dated 06/29/18, due 07/02/18 in the amount of $2,300,426		2,300	2,300,000

TOTAL REPURCHASE AGREEMENTS (cost $5,400,000)			5,400,000

OPTIONS PURCHASED~* — 0.0%
(cost $1,207,217)			998,274

TOTAL SHORT-TERM INVESTMENTS (cost $852,882,043)			851,531,778

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 103.9% (cost $4,432,968,847)			5,273,104,626

		Shares
SECURITIES SOLD SHORT — (2.7)%
COMMON STOCKS — (2.7)%
Aerospace & Defense — (0.0)%
Aerojet Rocketdyne Holdings, Inc.*		6,000	(176,940)
Aerovironment, Inc.*		1,100	(78,573)
Bombardier, Inc. (Canada) (Class B Stock)*		17,232	(68,160)
Kratos Defense & Security Solutions, Inc.*		13,900	(159,989)
L3 Technologies, Inc.		2,000	(384,640)
Mercury Systems, Inc.*		5,300	(201,718)
Northrop Grumman Corp.		200	(61,540)

			(1,131,560)

Air Freight & Logistics — (0.0)%
Yamato Holdings Co. Ltd. (Japan)		6,600	(194,256)

SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS (continued)
Airlines — (0.0)%
Allegiant Travel Co.	1,000	$(138,950)
American Airlines Group, Inc.	13,200	(501,072)
Spirit Airlines, Inc.*	9,500	(345,325)

		(985,347)

Auto Components — (0.0)%
Cooper Tire & Rubber Co.	6,500	(170,950)
Dorman Products, Inc.*	1,400	(95,634)
Goodyear Tire & Rubber Co. (The)	18,000	(419,220)
LCI Industries	400	(36,060)
NGK Spark Plug Co. Ltd. (Japan)	11,900	(338,302)
Nifco, Inc. (Japan)	600	(18,542)
Nokian Renkaat OYJ (Finland)	402	(15,830)
Toyota Industries Corp. (Japan)	1,000	(55,976)

		(1,150,514)

Automobiles — (0.0)%
Ferrari NV (Italy)	4,985	(673,819)
Mitsubishi Motors Corp. (Japan)	35,200	(280,590)

		(954,409)

Banks — (0.1)%
Bank of Hawaii Corp.	700	(58,394)
Bank of Kyoto Ltd. (The) (Japan)	4,600	(212,388)
Columbia Banking System, Inc.	1,900	(77,710)
Commerzbank AG (Germany)*	42,279	(403,315)
Community Bank System, Inc.	2,400	(141,768)
CVB Financial Corp.	9,600	(215,232)
FinecoBank Banca Fineco SpA (Italy)	1,278	(14,387)
First Midwest Bancorp, Inc.	2,200	(56,034)
First Republic Bank	6,000	(580,740)
Glacier Bancorp, Inc.	3,100	(119,908)
Hiroshima Bank Ltd. (The) (Japan)	1,600	(10,612)
Iyo Bank Ltd. (The) (Japan)	13,400	(88,296)
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,600	(9,064)
Pacific Premier Bancorp, Inc.*	2,900	(110,635)
Prosperity Bancshares, Inc.	2,200	(150,392)
Seven Bank Ltd. (Japan)	13,800	(42,140)
Shizuoka Bank Ltd. (The) (Japan)	4,400	(39,562)
Suruga Bank Ltd. (Japan)	400	(3,563)
Texas Capital Bancshares, Inc.*	3,900	(356,850)
United Bankshares, Inc.	4,800	(174,720)
Webster Financial Corp.	6,000	(382,200)
Zions Bancorporation	1,900	(100,111)

		(3,348,021)

Beverages — (0.0)%
Anheuser-Busch InBev SA/NV (Belgium)	7,492	(755,681)
MGP Ingredients, Inc.	900	(79,929)

		(835,610)

Biotechnology — (0.2)%
Alder Biopharmaceuticals, Inc.*	6,000	(94,800)
Amicus Therapeutics, Inc.*	28,600	(446,732)
Arena Pharmaceuticals, Inc.*	4,400	(191,840)
Array BioPharma, Inc.*	34,300	(575,554)
Atara Biotherapeutics, Inc.*	5,100	(187,425)
BioCryst Pharmaceuticals, Inc.*	9,900	(56,727)

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
BioMarin Pharmaceutical, Inc.*	6,100	$(574,620)
Clovis Oncology, Inc.*	9,100	(413,777)
Exact Sciences Corp.*	7,500	(448,425)
Foundation Medicine, Inc.*	1,400	(191,380)
Galapagos NV (Belgium)*	3,026	(278,687)
Genmab A/S (Denmark)*	1,995	(306,967)
Heron Therapeutics, Inc.*	8,200	(318,570)
Insmed, Inc.*	4,300	(101,695)
Ironwood Pharmaceuticals, Inc.*	13,400	(256,208)
Neurocrine Biosciences, Inc.*	600	(58,944)
PeptiDream, Inc. (Japan)*	4,400	(182,807)
Portola Pharmaceuticals, Inc.*	9,700	(366,369)
Sage Therapeutics, Inc.*	700	(109,571)
Sarepta Therapeutics, Inc.*	7,400	(978,132)
Seattle Genetics, Inc.*	5,100	(338,589)
Spark Therapeutics, Inc.*	6,500	(537,940)

		(7,015,759)

Building Products — (0.0)%
Allegion PLC	1,900	(146,985)
American Woodmark Corp.*	1,100	(100,705)
Daikin Industries Ltd. (Japan)	2,700	(322,685)
TOTO Ltd. (Japan)	1,400	(64,800)

		(635,175)

Capital Markets — (0.1)%
Banca Generali SpA (Italy)	645	(16,009)
Cboe Global Markets, Inc.	5,500	(572,385)
Credit Suisse Group AG (Switzerland)	59,101	(883,742)
Deutsche Bank AG (Germany)	100,929	(1,079,788)
FactSet Research Systems, Inc.	3,400	(673,540)
GAM Holding AG (Switzerland)	8,031	(110,433)
MarketAxess Holdings, Inc.	2,000	(395,720)
Nasdaq, Inc.	2,800	(255,556)
Nomura Holdings, Inc. (Japan)	500	(2,420)
Penson Worldwide, Inc.^	32,656	—

		(3,989,593)

Chemicals — (0.1)%
Albemarle Corp.	5,700	(537,681)
Ashland Global Holdings, Inc.	6,400	(500,352)
Chr Hansen Holding A/S (Denmark)	2,667	(245,526)
Ecolab, Inc.	4,100	(575,353)
HB Fuller Co.	1,400	(75,152)
Hexpol AB (Sweden)	8,158	(84,383)
International Flavors & Fragrances, Inc.	4,800	(595,008)
Kansai Paint Co. Ltd. (Japan)	5,700	(118,289)
Nippon Paint Holdings Co. Ltd. (Japan)	12,200	(524,663)
Novozymes A/S (Denmark) (Class B Stock)	5,791	(292,899)
OCI NV (Netherlands)*	1,482	(39,797)
PPG Industries, Inc.	3,700	(383,801)
Rayonier Advanced Materials, Inc.	4,500	(76,905)
RPM International, Inc.	2,700	(157,464)
Scotts Miracle-Gro Co. (The)	3,800	(316,008)
Sensient Technologies Corp.	2,500	(178,875)
Sherwin-Williams Co. (The)	1,400	(570,598)
Symrise AG (Germany)	1,090	(95,347)

		(5,368,101)

SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies — (0.0)%
ABM Industries, Inc.	5,000	$(145,900)
Bilfinger SE (Germany)	3,084	(156,337)
Cintas Corp.	4,100	(758,787)
Covanta Holding Corp.	10,600	(174,900)
Healthcare Services Group, Inc.	10,900	(470,771)
Mobile Mini, Inc.	2,900	(136,010)

		(1,842,705)

Communications Equipment — (0.1)%
Ciena Corp.*	7,500	(198,825)
Finisar Corp.*	20,000	(360,000)
Nokia OYJ (Finland)	102,642	(588,743)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	144,141	(1,110,492)
ViaSat, Inc.*	7,800	(512,616)

		(2,770,676)

Construction & Engineering — (0.0)%
Boskalis Westminster (Netherlands)	2,911	(84,592)
Chiyoda Corp. (Japan)	2,700	(23,411)
Dycom Industries, Inc.*	3,600	(340,236)
FLSmidth & Co. A/S (Denmark)	670	(39,976)
JGC Corp. (Japan)	10,900	(219,254)

		(707,469)

Construction Materials — (0.0)%
Buzzi Unicem SpA (Italy)	8,381	(204,774)
LafargeHolcim Ltd. (Switzerland)	251	(12,204)
Martin Marietta Materials, Inc.	1,800	(401,994)
Vulcan Materials Co.	4,700	(606,582)

		(1,225,554)

Consumer Finance — (0.0)%
Acom Co. Ltd. (Japan)	45,900	(176,210)
AEON Financial Service Co. Ltd. (Japan)	9,200	(196,089)
FirstCash, Inc.	1,500	(134,775)
Orient Corp. (Japan)	30,500	(40,987)
PRA Group, Inc.*	4,000	(154,200)

		(702,261)

Containers & Packaging — (0.0)%
AptarGroup, Inc.	1,400	(130,732)
Ball Corp.	15,600	(554,580)
Graphic Packaging Holding Co.	19,400	(281,494)
Huhtamaki OYJ (Finland)	641	(23,638)
International Paper Co.	7,200	(374,976)

		(1,365,420)

Distributors — (0.0)%
Genuine Parts Co.	2,000	(183,580)

Diversified Consumer Services — (0.0)%
Adtalem Global Education, Inc.*	6,300	(303,030)
Chegg, Inc.*	12,200	(339,038)

		(642,068)

Diversified Financial Services — (0.0)%
Element Fleet Management Corp. (Canada)	8,988	(42,251)

Diversified Telecommunication Services — (0.0)%
Deutsche Telekom AG (Germany)	3,403	(52,591)

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Koninklijke KPN NV (Netherlands)	193,420	$(525,944)
Telefonica Deutschland Holding AG (Germany)	33,608	(132,213)

		(710,748)

Electric Utilities — (0.1)%
Alliant Energy Corp.	13,000	(550,160)
Chugoku Electric Power Co., Inc. (The) (Japan)	15,100	(195,063)
Duke Energy Corp.	6,600	(521,928)
Evergy, Inc.	4,067	(228,362)
Hokuriku Electric Power Co. (Japan)*	17,200	(172,757)
Shikoku Electric Power Co., Inc. (Japan)	6,300	(84,263)
Southern Co. (The)	11,500	(532,565)
Xcel Energy, Inc.	7,300	(333,464)

		(2,618,562)

Electrical Equipment — (0.0)%
Fuji Electric Co. Ltd. (Japan)	5,000	(37,981)
Nidec Corp. (Japan)	7,000	(1,047,128)
OSRAM Licht AG (Germany)	366	(14,905)

		(1,100,014)

Electronic Equipment, Instruments & Components — (0.1)%
Belden, Inc.	1,000	(61,120)
Cognex Corp.	11,400	(508,554)
Coherent, Inc.*	2,700	(422,334)
Corning, Inc.	3,700	(101,787)
Dolby Laboratories, Inc. (Class A Stock)	1,000	(61,690)
Fabrinet (Thailand)*	4,800	(177,072)
Fitbit, Inc. (Class A Stock)*	24,300	(158,679)
Hamamatsu Photonics KK (Japan)	1,500	(64,391)
Hexagon AB (Sweden) (Class B Stock)	259	(14,392)
Ibiden Co. Ltd. (Japan)	15,300	(244,473)
II-VI, Inc.*	7,800	(338,910)
Keyence Corp. (Japan)	200	(112,803)
OSI Systems, Inc.*	500	(38,665)
Shimadzu Corp. (Japan)	2,600	(78,445)
TDK Corp. (Japan)	300	(30,547)
Yaskawa Electric Corp. (Japan)	31,100	(1,095,190)
Yokogawa Electric Corp. (Japan)	2,200	(39,066)

		(3,548,118)

Energy Equipment & Services — (0.0)%
Baker Hughes a GE Co.	19,700	(650,691)
Dril-Quip, Inc.*	3,800	(195,320)
Patterson-UTI Energy, Inc.	27,800	(500,400)
SBM Offshore NV (Netherlands)	4,675	(72,487)
Tenaris SA (Luxembourg)	9,021	(164,634)

		(1,583,532)

Equity Real Estate Investment Trusts (REITs) — (0.2)%
Acadia Realty Trust	3,900	(106,743)
Agree Realty Corp.	1,200	(63,324)
Alexandria Real Estate Equities, Inc.	4,400	(555,148)
AvalonBay Communities, Inc.	3,300	(567,237)
CoreSite Realty Corp.	2,300	(254,886)
Crown Castle International Corp.	5,200	(560,664)
CubeSmart	3,500	(112,770)

SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
CyrusOne, Inc.	10,100	$(589,436)
Digital Realty Trust, Inc.	4,700	(524,426)
EastGroup Properties, Inc.	600	(57,336)
Education Realty Trust, Inc.	7,000	(290,500)
Essex Property Trust, Inc.	1,000	(239,070)
Federal Realty Investment Trust	3,900	(493,545)
Healthcare Realty Trust, Inc.	8,700	(252,996)
Healthcare Trust of America, Inc. (Class A Stock)	8,400	(226,464)
Invitation Homes, Inc.	14,500	(334,370)
Iron Mountain, Inc.	9,400	(329,094)
Kilroy Realty Corp.	5,800	(438,712)
LTC Properties, Inc.	800	(34,192)
Macerich Co. (The)	1,500	(85,245)
National Retail Properties, Inc.	11,500	(505,540)
Public Storage	2,800	(635,208)
Realty Income Corp.	10,300	(554,037)
SBA Communications Corp.*	700	(115,584)
Tanger Factory Outlet Centers, Inc.	10,100	(237,249)
Taubman Centers, Inc.	4,600	(270,296)
UDR, Inc.	4,500	(168,930)
Ventas, Inc.	6,300	(358,785)

		(8,961,787)

Food & Staples Retailing — (0.0)%
Aeon Co. Ltd. (Japan)	16,400	(350,833)
Axfood AB (Sweden)	639	(12,264)
Casey’s General Stores, Inc.	2,500	(262,700)
Chefs’ Warehouse, Inc. (The)*	4,800	(136,800)
Cosmos Pharmaceutical Corp. (Japan)	400	(81,172)
FamilyMart UNY Holdings Co. Ltd. (Japan)	300	(31,591)
Tsuruha Holdings, Inc. (Japan)	100	(12,525)

		(887,885)

Food Products — (0.1)%
Aryzta AG (Switzerland)*	4,336	(64,858)
Calbee, Inc. (Japan)	11,200	(421,317)
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	34	(220,375)
General Mills, Inc.	10,100	(447,026)
Hostess Brands, Inc.*	8,900	(121,040)
Kikkoman Corp. (Japan)	4,600	(232,248)
Kraft Heinz Co. (The)	4,200	(263,844)
TreeHouse Foods, Inc.*	2,000	(105,020)
Yakult Honsha Co. Ltd. (Japan)	300	(20,058)

		(1,895,786)

Health Care Equipment & Supplies — (0.1)%
Asahi Intecc Co. Ltd. (Japan)	1,200	(45,307)
AtriCure, Inc.*	2,500	(67,625)
AxoGen, Inc.*	2,600	(130,650)
Becton, Dickinson & Co.	2,500	(598,900)
China Medical Technologies, Inc. (China), ADR^	6,255	—
DexCom, Inc.*	7,700	(731,346)
Elekta AB (Sweden) (Class B Stock)	6,530	(85,828)
Endologix, Inc.*	17,900	(101,314)
GenMark Diagnostics, Inc.*	9,900	(63,162)

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Getinge AB (Sweden) (Class B Stock)	1,693	$(15,369)
Glaukos Corp.*	4,000	(162,560)
Halyard Health, Inc.*	1,200	(68,700)
Insulet Corp.*	2,700	(231,390)
iRhythm Technologies, Inc.*	2,200	(178,486)
K2M Group Holdings, Inc.*	8,800	(198,000)
Natus Medical, Inc.*	1,100	(37,950)
Nevro Corp.*	5,800	(463,130)
NuVasive, Inc.*	9,300	(484,716)
Quidel Corp.*	2,600	(172,900)
Sysmex Corp. (Japan)	2,800	(260,889)
Terumo Corp. (Japan)	500	(28,624)
Wright Medical Group NV*	12,400	(321,904)

		(4,448,750)

Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	11,900	(486,829)
AMN Healthcare Services, Inc.*	4,300	(251,980)
BioTelemetry, Inc.*	5,400	(243,000)
Capital Senior Living Corp.*	6,700	(71,489)
Community Health Systems, Inc.*	19,300	(64,076)
Diplomat Pharmacy, Inc.*	5,700	(145,692)
Henry Schein, Inc.*	7,300	(530,272)
Patterson Cos., Inc.	14,900	(337,783)
Premier, Inc. (Class A Stock)*	5,500	(200,090)
Tivity Health, Inc.*	3,900	(137,280)

		(2,468,491)

Health Care Technology — (0.0)%
Evolent Health, Inc. (Class A Stock)*	14,100	(296,805)
M3, Inc. (Japan)	3,300	(131,235)
Medidata Solutions, Inc.*	3,100	(249,736)
Teladoc, Inc.*	10,000	(580,500)

		(1,258,276)

Hotels, Restaurants & Leisure — (0.1)%
Caesars Entertainment Corp.*	44,500	(476,150)
Eldorado Resorts, Inc.*	6,300	(246,330)
MGM Resorts International	17,500	(508,025)
Papa John’s International, Inc.	5,800	(294,176)
Six Flags Entertainment Corp.	9,500	(665,475)
Wingstop, Inc.	4,400	(229,328)

		(2,419,484)

Household Durables — (0.1)%
Casio Computer Co. Ltd. (Japan)	2,700	(43,851)
Garmin Ltd.	10,200	(622,200)
Installed Building Products, Inc.*	1,500	(84,825)
Leggett & Platt, Inc.	3,900	(174,096)
Lennar Corp. (Class A Stock)	8,800	(462,000)
Newell Brands, Inc.	20,200	(520,958)
Rinnai Corp. (Japan)	200	(17,626)

		(1,925,556)

Household Products — (0.0)%
Church & Dwight Co., Inc.	10,600	(563,496)
Pigeon Corp. (Japan)	1,700	(82,615)
Unicharm Corp. (Japan)	1,900	(57,122)

SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS (continued)
Household Products (continued)
WD-40 Co.	800	$(117,000)

		(820,233)

Independent Power & Renewable Electricity Producers — (0.0)%
Electric Power Development Co. Ltd. (Japan)	500	(12,905)
Ormat Technologies, Inc.	1,800	(95,742)
Pattern Energy Group, Inc. (Class A Stock)	11,600	(217,500)

		(326,147)

Industrial Conglomerates — (0.0)%
Keihan Holdings Co. Ltd. (Japan)	900	(32,268)
Roper Technologies, Inc.	1,200	(331,092)

		(363,360)

Insurance — (0.1)%
American International Group, Inc.	7,100	(376,442)
Aon PLC	2,700	(370,359)
Arthur J Gallagher & Co.	8,300	(541,824)
Aspen Insurance Holdings Ltd. (Bermuda)	2,200	(89,541)
Cincinnati Financial Corp.	1,400	(93,604)
Dai-ichi Life Holdings, Inc. (Japan)	5,600	(99,667)
Loews Corp.	3,700	(178,636)
Markel Corp.*	190	(206,027)
Marsh & McLennan Cos., Inc.	8,600	(704,942)
Mercury General Corp.	1,400	(63,784)
RenaissanceRe Holdings Ltd. (Bermuda)	900	(108,288)
RLI Corp.	1,900	(125,761)
Sony Financial Holdings, Inc. (Japan)	20,300	(386,778)
T&D Holdings, Inc. (Japan)	22,400	(335,957)
Tokio Marine Holdings, Inc. (Japan)	7,500	(350,874)
Unipol Gruppo SpA (Italy)	65,307	(251,635)
Willis Towers Watson PLC	1,800	(272,880)

		(4,556,999)

Internet & Direct Marketing Retail — (0.0)%
Expedia Group, Inc.	5,100	(612,969)
Wayfair, Inc. (Class A Stock)*	6,500	(771,940)
Zalando SE (Germany)*	4,771	(265,898)

		(1,650,807)

Internet Software & Services — (0.1)%
2U, Inc.*	4,700	(392,732)
Alteryx, Inc. (Class A Stock)*	5,000	(190,800)
Box, Inc. (Class A Stock)*	16,800	(419,832)
Coupa Software, Inc.*	1,000	(62,240)
GoDaddy, Inc. (Class A Stock)*	10,500	(741,300)
Instructure, Inc.*	1,900	(80,845)
Kakaku.com, Inc. (Japan)	22,000	(495,396)
Okta, Inc.*	3,500	(176,295)
Shopify, Inc. (Canada) (Class A Stock)*	220	(32,082)
United Internet AG (Germany)	3,389	(193,484)
Zillow Group, Inc. (Class C Stock)*	12,100	(714,626)

		(3,499,632)

IT Services — (0.1)%
Alliance Data Systems Corp.	2,500	(583,000)
Black Knight, Inc.*	2,300	(123,165)
DXC Technology Co.	6,400	(515,904)

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Euronet Worldwide, Inc.*	800	$(67,016)
Gartner, Inc.*	4,700	(624,630)
Jack Henry & Associates, Inc.	300	(39,108)
Obic Co. Ltd. (Japan)	200	(16,523)
PayPal Holdings, Inc.*	9,100	(757,757)
Perspecta, Inc.	3,200	(65,760)
Square, Inc. (Class A Stock)*	11,800	(727,352)
WEX, Inc.*	3,700	(704,776)
Wirecard AG (Germany)	295	(47,206)
Worldpay, Inc. (Class A Stock)*	8,700	(711,486)

		(4,983,683)

Leisure Products — (0.0)%
Amer Sports OYJ (Finland)	731	(22,986)
American Outdoor Brands Corp.*	9,200	(110,676)
Callaway Golf Co.	2,400	(45,528)
Hasbro, Inc.	6,000	(553,860)
Shimano, Inc. (Japan)	3,000	(440,234)
Yamaha Corp. (Japan)	700	(36,328)

		(1,209,612)

Life Sciences Tools & Services — (0.0)%
PerkinElmer, Inc.	5,500	(402,765)
PRA Health Sciences, Inc.*	2,200	(205,392)
QIAGEN NV*	823	(29,833)
Syneos Health, Inc.*	8,900	(417,410)

		(1,055,400)

Machinery — (0.1)%
Actuant Corp. (Class A Stock)	4,300	(126,205)
Albany International Corp. (Class A Stock)	3,300	(198,495)
Chart Industries, Inc.*	3,500	(215,880)
CIRCOR International, Inc.	2,100	(77,616)
CNH Industrial NV (United Kingdom)	12,454	(131,558)
Daifuku Co. Ltd. (Japan)	5,400	(235,935)
Duerr AG (Germany)	514	(23,798)
FANUC Corp. (Japan)	500	(99,106)
Flowserve Corp.	11,900	(480,760)
GEA Group AG (Germany)	4,967	(167,280)
IHI Corp. (Japan)	1,600	(55,654)
John Bean Technologies Corp.	1,600	(142,240)
Kone OYJ (Finland) (Class B Stock)	390	(19,830)
Krones AG (Germany)	63	(8,123)
Makita Corp. (Japan)	400	(17,893)
Metso OYJ (Finland)	2,450	(81,720)
Middleby Corp. (The)*	1,500	(156,630)
MINEBEA MITSUMI, Inc. (Japan)	1,900	(32,018)
MISUMI Group, Inc. (Japan)	4,200	(122,198)
Nabtesco Corp. (Japan)	2,100	(64,522)
OC Oerlikon Corp. AG (Switzerland)	11,864	(180,745)
Snap-on, Inc.	3,200	(514,304)
Sun Hydraulics Corp.	1,100	(53,009)
THK Co. Ltd. (Japan)	2,000	(57,104)
Trinity Industries, Inc.	14,600	(500,196)
Wabtec Corp.	7,300	(719,634)
Wartsila OYJ Abp (Finland)	624	(12,216)
Xylem, Inc.	3,000	(202,140)

		(4,696,809)

SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS (continued)
Marine — (0.0)%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	18	$(22,268)
Nippon Yusen KK (Japan)	10,800	(213,967)

		(236,235)

Media — (0.1)%
Altice NV (Netherlands) (Class A Stock)*	93,235	(378,442)
Altice USA, Inc. (Class A Stock)	36,879	(629,156)
Axel Springer SE (Germany)	499	(36,060)
Charter Communications, Inc. (Class A Stock)*	200	(58,642)
CyberAgent, Inc. (Japan)	3,300	(197,912)
Dentsu, Inc. (Japan)	2,400	(113,611)
EW Scripps Co. (The) (Class A Stock)	6,600	(88,374)
GCI Liberty, Inc. (Class A Stock)*	10,660	(480,553)
IMAX Corp.*	6,300	(139,545)
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	4,400	(163,372)
Lions Gate Entertainment Corp. (Class A Stock)	5,200	(129,064)
Live Nation Entertainment, Inc.*	4,600	(223,422)
New York Times Co. (The) (Class A Stock)	6,100	(157,990)
Omnicom Group, Inc.	3,800	(289,826)
ProSiebenSat.1 Media SE (Germany)	2,979	(75,384)
Schibsted ASA (Norway) (Class A Stock)	6,719	(203,748)
Telenet Group Holding NV (Belgium)*	1,697	(79,006)

		(3,444,107)

Metals & Mining — (0.0)%
AK Steel Holding Corp.*	63,500	(275,590)
Allegheny Technologies, Inc.*	20,100	(504,912)
Coeur Mining, Inc.*	13,700	(104,120)
Compass Minerals International, Inc.	3,900	(256,425)
First Quantum Minerals Ltd. (Zambia)	22,260	(327,978)
Kaiser Aluminum Corp.	700	(72,877)
thyssenkrupp AG (Germany)	2,797	(67,799)
TimkenSteel Corp.*	4,900	(80,115)
Warrior Met Coal, Inc.	1,600	(44,112)
Wheaton Precious Metals Corp. (Canada)	1,558	(34,392)

		(1,768,320)

Mortgage Real Estate Investment Trusts (REITs) — (0.0)%
AGNC Investment Corp.	18,400	(342,056)
Apollo Commercial Real Estate Finance, Inc.	14,200	(259,576)

		(601,632)

Multiline Retail — (0.0)%
Dollar Tree, Inc.*	600	(51,000)
Don Quijote Holdings Co. Ltd. (Japan)	700	(33,599)
Isetan Mitsukoshi Holdings Ltd. (Japan)	27,800	(346,830)
Marui Group Co. Ltd. (Japan)	15,700	(330,251)
Target Corp.	4,000	(304,480)

		(1,066,160)

Multi-Utilities — (0.0)%
Black Hills Corp.	2,900	(177,509)
Consolidated Edison, Inc.	7,100	(553,658)
Dominion Energy, Inc.	7,600	(518,168)

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
E.ON SE (Germany)	2,738	$(29,172)
Sempra Energy	5,100	(592,161)

		(1,870,668)

Oil, Gas & Consumable Fuels — (0.2)%
AltaGas Ltd. (Canada)	2,271	(46,900)
Callon Petroleum Co.*	40,500	(434,970)
Cameco Corp. (Canada)	9,626	(108,294)
Centennial Resource Development, Inc. (Class A Stock)*	17,000	(307,020)
Cimarex Energy Co.	5,300	(539,222)
Enbridge, Inc. (Canada)	20,909	(747,517)
EQT Corp.	10,900	(601,462)
Extraction Oil & Gas, Inc.*	13,600	(199,784)
Golar LNG Ltd. (Bermuda)	9,000	(265,140)
Green Plains, Inc.	7,100	(129,930)
Halcon Resources Corp.*	22,900	(100,531)
Imperial Oil Ltd. (Canada)	400	(13,296)
Inter Pipeline Ltd. (Canada)	2,314	(43,370)
Keyera Corp. (Canada)	1,086	(30,218)
Koninklijke Vopak NV (Netherlands)	3,240	(149,338)
Matador Resources Co.*	9,000	(270,450)
Parsley Energy, Inc. (Class A Stock)*	23,400	(708,552)
PDC Energy, Inc.*	12,700	(767,715)
Peabody Energy Corp.	6,500	(295,620)
Pembina Pipeline Corp. (Canada)	1,530	(52,988)
SemGroup Corp. (Class A Stock)	10,200	(259,080)
SRC Energy, Inc.*	15,000	(165,300)
TransCanada Corp. (Canada)	3,879	(167,830)
W&T Offshore, Inc.*	10,200	(72,930)
Whiting Petroleum Corp.*	16,125	(850,110)

		(7,327,567)

Paper & Forest Products — (0.0)%
Stora Enso OYJ (Finland) (Class R Stock)	707	(13,774)

Personal Products — (0.0)%
Coty, Inc. (Class A Stock)	18,400	(259,440)
Kose Corp. (Japan)	700	(150,566)
Shiseido Co. Ltd. (Japan)	1,700	(134,905)

		(544,911)

Pharmaceuticals — (0.0)%
Aerie Pharmaceuticals, Inc.*	3,400	(229,670)
Amneal Pharmaceuticals, Inc.*	15,000	(246,150)
Bayer AG (Germany)	310	(34,045)
Chugai Pharmaceutical Co. Ltd. (Japan)	1,900	(99,485)
Daiichi Sankyo Co. Ltd. (Japan)	1,000	(38,203)
Dermira, Inc.*	4,600	(42,320)
Eisai Co. Ltd. (Japan)	300	(21,117)
Medicines Co. (The)*	12,500	(458,750)
Nippon Shinyaku Co. Ltd. (Japan)	2,200	(136,528)
Ono Pharmaceutical Co. Ltd. (Japan)	4,700	(110,031)
Orion OYJ (Finland) (Class B Stock)	2,605	(70,062)
Santen Pharmaceutical Co. Ltd. (Japan)	6,600	(114,816)
Vifor Pharma AG (Switzerland)	707	(112,776)

		(1,713,953)

SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS (continued)
Professional Services — (0.1)%
IHS Markit Ltd.*	12,400	$(639,716)
Nielsen Holdings PLC	16,600	(513,438)
Persol Holdings Co. Ltd. (Japan)	2,700	(60,130)
Recruit Holdings Co. Ltd. (Japan)	4,300	(118,760)
Verisk Analytics, Inc.*	5,200	(559,728)
WageWorks, Inc.*	3,500	(175,000)

		(2,066,772)

Real Estate Management & Development — (0.0)%
CapitaLand Ltd. (Singapore)	7,200	(16,664)
Howard Hughes Corp. (The)*	2,500	(331,250)

		(347,914)

Road & Rail — (0.0)%
AMERCO	200	(71,230)
Genesee & Wyoming, Inc. (Class A Stock)*	3,000	(243,960)
Heartland Express, Inc.	3,400	(63,070)
Kansas City Southern	3,200	(339,072)
Keikyu Corp. (Japan)	4,400	(72,069)
Keio Corp. (Japan)	3,200	(154,625)
Kintetsu Group Holdings Co. Ltd. (Japan)	3,700	(150,869)
Nankai Electric Railway Co. Ltd. (Japan)	4,000	(110,956)
Odakyu Electric Railway Co. Ltd. (Japan)	7,900	(169,423)

		(1,375,274)

Semiconductors & Semiconductor Equipment — (0.1)%
Advantest Corp. (Japan)	31,100	(645,104)
Ambarella, Inc.*	5,800	(223,939)
ams AG (Austria)	2,656	(196,969)
Cree, Inc.*	15,700	(652,649)
Dialog Semiconductor PLC (United Kingdom)*	1,727	(26,176)
Disco Corp. (Japan)	500	(85,122)
Ichor Holdings Ltd.*	4,600	(97,612)
Inphi Corp.*	8,200	(267,402)
Integrated Device Technology, Inc.*	8,100	(258,228)
MACOM Technology Solutions Holdings, Inc.*	9,700	(223,488)
MaxLinear, Inc. (Class A Stock)*	6,700	(104,453)
Monolithic Power Systems, Inc.	600	(80,202)
PDF Solutions, Inc.*	5,900	(70,682)
Renesas Electronics Corp. (Japan)*	26,200	(256,126)
Rohm Co. Ltd. (Japan)	800	(66,852)
STMicroelectronics NV (Switzerland)	5,548	(123,073)
SUMCO Corp. (Japan)	33,900	(680,863)
Tokyo Electron Ltd. (Japan)	800	(137,323)
Universal Display Corp.	5,900	(507,400)
Xilinx, Inc.	5,000	(326,300)

		(5,029,963)

Software — (0.1)%
8x8, Inc.*	2,600	(52,130)
Autodesk, Inc.*	5,100	(668,559)
Blackbaud, Inc.	2,200	(225,390)
CommVault Systems, Inc.*	2,500	(164,625)
Ebix, Inc.	1,300	(99,125)
Ellie Mae, Inc.*	3,000	(311,520)
Everbridge, Inc.*	1,900	(90,098)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS (continued)
Software (continued)
FireEye, Inc.*	8,800	$(135,432)
HubSpot, Inc.*	5,500	(689,700)
Imperva, Inc.*	1,100	(53,075)
LINE Corp. (Japan)*	1,600	(66,059)
Nintendo Co. Ltd. (Japan)	600	(195,857)
Proofpoint, Inc.*	6,200	(714,922)
PROS Holdings, Inc.*	5,800	(212,106)
ServiceNow, Inc.*	4,200	(724,374)
Splunk, Inc.*	6,600	(654,126)
Tableau Software, Inc. (Class A Stock)*	4,300	(420,325)
Workday, Inc. (Class A Stock)*	5,900	(714,608)

		(6,192,031)

Specialty Retail — (0.1)%
Children’s Place, Inc. (The)	1,500	(181,200)
Dufry AG (Switzerland)	83	(10,556)
Express, Inc.*	10,000	(91,500)
Fast Retailing Co. Ltd. (Japan)	2,100	(962,505)
Fielmann AG (Germany)	920	(63,609)
Floor & Decor Holdings, Inc. (Class A Stock)*	6,900	(340,377)
Hennes & Mauritz AB (Sweden) (Class B Stock)	2,862	(42,601)
Lithia Motors, Inc. (Class A Stock)	600	(56,742)
Lowe’s Cos., Inc.	6,300	(602,091)
O’Reilly Automotive, Inc.*	2,600	(711,282)

		(3,062,463)

Technology Hardware, Storage & Peripherals — (0.0)%
Electronics For Imaging, Inc.*	8,700	(283,272)
Ricoh Co. Ltd. (Japan)	21,300	(195,060)
Seiko Epson Corp. (Japan)	900	(15,625)
Stratasys Ltd.*	7,500	(143,550)

		(637,507)

Textiles, Apparel & Luxury Goods — (0.0)%
Asics Corp. (Japan)	11,300	(190,756)
Hanesbrands, Inc.	25,300	(557,106)
NIKE, Inc. (Class B Stock)	10,000	(796,800)

		(1,544,662)

Thrifts & Mortgage Finance — (0.0)%
New York Community Bancorp, Inc.	27,200	(300,288)
Northwest Bancshares, Inc.	5,100	(88,689)

		(388,977)

Tobacco — (0.0)%
Vector Group Ltd.	6,500	(124,020)

Trading Companies & Distributors — (0.1)%
Air Lease Corp.	8,700	(365,139)
Fastenal Co.	7,700	(370,601)
MonotaRO Co. Ltd. (Japan)	3,300	(145,780)
NOW, Inc.*	24,200	(322,586)
SiteOne Landscape Supply, Inc.*	5,200	(436,644)
Watsco, Inc.	1,900	(338,732)

		(1,979,482)

Transportation Infrastructure — (0.0)%
Mitsubishi Logistics Corp. (Japan)	900	(19,407)

SECURITIES SOLD SHORT (continued)	Shares	Value
COMMON STOCKS (continued)
Water Utilities — (0.0)%
Aqua America, Inc.	3,400	$(119,612)

Wireless Telecommunication Services — (0.0)%
Millicom International Cellular SA (Colombia), SDR	1,909	(112,196)
SoftBank Group Corp. (Japan)	6,300	(449,871)
T-Mobile US, Inc.*	8,700	(519,825)

		(1,081,892)

TOTAL COMMON STOCKS (proceeds received $124,460,040)		(134,637,303)

PREFERRED STOCK — 0.0%
Health Care Equipment & Supplies
Sartorius AG (Germany) (PRFC) (proceeds received $67,786)	729	(108,527)

TOTAL SECURITIES SOLD SHORT (proceeds received $124,527,826)		(134,745,830)

OPTIONS WRITTEN~* — (0.0)%
(premiums received $1,360,941)		(1,159,340)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 101.2% (cost $4,307,080,080)		5,137,199,456
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (1.2)%		(63,322,563)

NET ASSETS — 100.0%		$5,073,876,893

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $251,716 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,736,974; cash collateral of $62,034,729 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $798,117. The aggregate value of $136,865 is 0.0% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(m)

Repurchase agreements are collateralized by U.S. Treasury Securities (coupon rate 2.000%-3.750%, maturity dates 11/15/18-10/31/2022) with the aggregate value, including accrued interest, of $5,517,627.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2018.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.

(vv)	Includes an amount of $2,493,421 segregated as collateral for OTC derivatives.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts and market value for forward commitment contracts held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value:

FORWARD COMMITMENT CONTRACTS

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)	Value
Federal National Mortgage Assoc. (proceeds receivable $6,463,406)	3.000%	TBA	08/13/18	$(6,700)	$(6,484,082)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10 Year Euro-Bund Futures	Call	07/27/18	170.00	454	EUR	454	$5,302
10 Year Euro-Bund Futures	Call	07/27/18	177.00	32	EUR	32	374
10 Year Euro-Bund Futures	Call	07/27/18	186.00	15	EUR	15	175
10 Year U.S. Treasury Notes Futures	Call	07/27/18	$120.25	16		16	6,750
10 Year U.S. Treasury Notes Futures	Call	07/27/18	$123.50	266		266	4,156
10 Year U.S. Treasury Notes Futures	Call	07/27/18	$124.00	266		266	4,156
10 Year U.S. Treasury Notes Futures	Call	07/27/18	$126.50	269		269	—
10 Year U.S. Treasury Notes Futures	Call	07/27/18	$127.00	98		98	—
10 Year U.S. Treasury Notes Futures	Call	07/27/18	$127.50	137		137	—
10 Year U.S. Treasury Notes Futures	Call	07/27/18	$129.00	41		41	—
10 Year U.S. Treasury Notes Futures	Call	08/24/18	$127.50	275		275	4,297
10 Year U.S. Treasury Notes Futures	Call	08/24/18	$133.00	43		43	—
20 Year U.S. Treasury Bonds Futures	Call	07/06/18	$145.50	4		4	1,125
20 Year U.S. Treasury Bonds Futures	Call	07/27/18	$144.00	16		16	25,000
20 Year U.S. Treasury Bonds Futures	Call	07/27/18	$144.50	30		30	37,969
20 Year U.S. Treasury Bonds Futures	Call	07/27/18	$145.50	22		22	17,188
20 Year U.S. Treasury Bonds Futures	Call	08/24/18	$169.00	28		28	—
Australian Dollar Currency	Call	07/06/18	74.00	2		2	740
Canadian Dollar Futures	Call	07/06/18	75.00	6		6	7,200
Canadian Dollar Futures	Call	07/06/18	76.00	4		4	1,600
Canadian Dollar Futures	Call	07/06/18	77.00	2		2	100
Canadian Dollar Futures	Call	07/06/18	77.50	2		2	40
Canadian Dollar Futures	Call	07/06/18	78.00	5		5	50
Canadian Dollar Futures	Call	08/03/18	76.00	2		2	1,540
Euro Futures	Call	07/06/18	1.19	2		250	25
Euro Futures	Call	07/06/18	1.19	4		500	250
Euro Futures	Call	08/03/18	1.17	5		625	7,750
Euro-OAT	Call	08/24/18	183.00	50	EUR	50	584
5 Year Euro-Bobl	Put	08/24/18	124.00	75	EUR	75	438
5 Year U.S. Treasury Notes Futures	Put	07/27/18	$109.50	33		33	—
5 Year U.S. Treasury Notes Futures	Put	07/27/18	$110.00	721		721	5,633
5 Year U.S. Treasury Notes Futures	Put	07/27/18	$110.25	40		40	313
5 Year U.S. Treasury Notes Futures	Put	07/27/18	$110.50	110		110	859
5 Year U.S. Treasury Notes Futures	Put	08/24/18	$107.25	30		30	—

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5 Year U.S. Treasury Notes Futures	Put	08/24/18	$109.00	112		112	$875
5 Year U.S. Treasury Notes Futures	Put	08/24/18	$109.50	127		127	992
5 Year U.S. Treasury Notes Futures	Put	08/24/18	$110.25	56		56	875
10 Year Euro-Bund Futures	Put	07/27/18	159.00	4	EUR	4	140
10 Year Euro-Bund Futures	Put	07/27/18	161.50	2	EUR	2	724
10 Year Euro-Bund Futures	Put	07/27/18	162.00	17	EUR	17	9,132
10 Year U.S. Treasury Notes Futures	Put	07/27/18	$120.00	23		23	8,625
10 Year U.S. Treasury Notes Futures	Put	07/27/18	$120.25	20		20	9,688
10 Year U.S. Treasury Notes Futures	Put	09/21/18	$106.00	52		52	—
20 Year U.S. Treasury Bonds Futures	Put	07/27/18	$129.00	164		164	—
20 Year U.S. Treasury Bonds Futures	Put	07/27/18	$130.00	219		219	—
20 Year U.S. Treasury Bonds Futures	Put	07/27/18	$131.00	11		11	—
20 Year U.S. Treasury Bonds Futures	Put	07/27/18	$132.00	33		33	—
20 Year U.S. Treasury Bonds Futures	Put	07/27/18	$145.00	8		8	8,000
20 Year U.S. Treasury Bonds Futures	Put	08/24/18	$127.00	202		202	—

(cost $246,377)							$172,665

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	Morgan Stanley	06/24/21	1.29	—	EUR	228	$13,839
Currency Option USD vs CAD	Call	Citigroup Global Markets	08/15/18	1.31	—		2,040	29,168
Currency Option USD vs CAD	Call	Citigroup Global Markets	08/17/18	1.37	—		1,491	1,966
Currency Option USD vs EUR	Call	Citigroup Global Markets	08/15/18	1.17	—		2,010	24,670
Currency Option AUD vs USD	Put	Hong Kong & Shanghai Bank	02/05/19	0.74	—	AUD	3,100	56,481
Currency Option EUR vs USD	Put	JPMorgan Chase	08/01/18	1.19	—	EUR	2,325	54,944
Currency Option EUR vs USD	Put	Hong Kong & Shanghai Bank	05/24/19	1.14	—	EUR	1,400	20,574
Currency Option EUR vs USD	Put	Morgan Stanley	06/24/21	1.29	—	EUR	228	16,244
Currency Option USD vs BRL	Put	JPMorgan Chase	07/13/18	3.35	—		2,250	4
Currency Option USD vs BRL	Put	Morgan Stanley	07/24/18	3.40	—		800	13
Currency Option USD vs BRL	Put	JPMorgan Chase	07/25/18	3.50	—		800	71
Currency Option USD vs BRL	Put	Goldman Sachs & Co.	08/02/18	3.47	—		1,600	203
Currency Option USD vs BRL	Put	Bank of America	08/06/18	3.50	—		1,500	417
Currency Option USD vs BRL	Put	Morgan Stanley	08/15/18	3.59	—		1,600	2,407
Currency Option USD vs BRL	Put	Citigroup Global Markets	09/05/18	3.73	—		1,200	11,395
Currency Option USD vs BRL	Put	Citigroup Global Markets	09/06/18	3.80	—		1,500	23,082
Currency Option USD vs BRL	Put	Citigroup Global Markets	09/18/18	3.76	—		1,500	20,396
Currency Option USD vs CAD	Put	Barclays Capital Group	07/26/18	1.32	—		1,500	16,097
Currency Option USD vs CAD	Put	Goldman Sachs & Co.	08/20/18	1.31	—		3,000	30,953
Currency Option USD vs INR	Put	Goldman Sachs & Co.	07/24/18	65.50	—		800	31
Currency Option USD vs INR	Put	Goldman Sachs & Co.	10/25/18	69.22	—		800	9,798

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs INR	Put	Citigroup Global Markets	05/13/20	62.50	—	7,500	$12,917
Currency Option USD vs MXN	Put	Goldman Sachs & Co.	07/12/18	20.15	—	1,500	32,256
Currency Option USD vs MXN	Put	JPMorgan Chase	07/23/18	19.00	—	800	2,671
Currency Option USD vs MXN	Put	Morgan Stanley	07/25/18	19.00	—	1,000	3,412
Currency Option USD vs MXN	Put	Goldman Sachs & Co.	08/06/18	19.00	—	1,500	6,788
Currency Option USD vs MXN	Put	Goldman Sachs & Co.	08/07/18	19.15	—	2,250	13,527
Currency Option USD vs MXN	Put	JPMorgan Chase	08/15/18	19.49	—	1,600	18,233
Currency Option USD vs MXN	Put	Citigroup Global Markets	08/16/18	19.36	—	2,250	21,014
Currency Option USD vs MXN	Put	JPMorgan Chase	09/12/18	20.25	—	1,500	47,192
Currency Option USD vs MXN	Put	JPMorgan Chase	09/18/18	19.50	—	2,000	29,142
Currency Option USD vs MXN	Put	Morgan Stanley	09/18/18	20.88	—	1,500	78,808
Currency Option USD vs RUB	Put	Morgan Stanley	07/13/18	61.61	—	1,600	3,934
Currency Option USD vs RUB	Put	Goldman Sachs & Co.	07/24/18	60.00	—	800	703
Currency Option USD vs RUB	Put	Citigroup Global Markets	07/25/18	60.40	—	1,000	1,452
Currency Option USD vs RUB	Put	Morgan Stanley	08/02/18	61.85	—	3,200	23,705
Currency Option USD vs RUB	Put	Bank of America	08/02/18	62.58	—	1,600	19,453
Currency Option USD vs RUB	Put	Citigroup Global Markets	08/07/18	62.00	—	1,630	14,806
Currency Option USD vs RUB	Put	Citigroup Global Markets	09/06/18	60.89	—	2,300	16,940
Currency Option USD vs RUB	Put	Bank of America	09/13/18	61.41	—	2,250	23,791
Currency Option USD vs TRY	Put	Morgan Stanley	09/17/18	4.82	—	1,500	60,481
Currency Option USD vs ZAR	Put	Goldman Sachs & Co.	09/26/18	13.35	—	3,000	45,912
FNMA TBA 3.50%	Put	JPMorgan Chase	07/05/18	$69.00	—	16,000	—

(cost $943,480)							$809,890

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.30.V1, 06/20/23	Call	Bank of America	08/15/18	0.63%	0.63%(Q)	CDX.NA.IG.30.V1(Q)	7,500	$3,293
10- Year Interest Rate Swap, 07/18/28	Put	Morgan Stanley	07/16/18	2.77%	3 Month LIBOR(Q)	2.77%(S)	850	12,426

(cost $17,360)								$15,719

Total Options Purchased (cost $1,207,217)								$998,274

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5 Year Euro-Bobl	Call	08/24/18	133.00	39	EUR	39	$(7,287)
5 Year U.S. Treasury Notes Futures	Call	07/06/18	$113.50	25		25	(5,078)
5 Year U.S. Treasury Notes Futures	Call	07/13/18	$113.75	12		12	(1,781)

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5 Year U.S. Treasury Notes Futures	Call	07/27/18	$113.75	10		10	$(2,344)
5 Year U.S. Treasury Notes Futures	Call	07/27/18	$114.00	5		5	(742)
5 Year U.S. Treasury Notes Futures	Call	07/27/18	$114.50	48		48	(3,000)
5 Year U.S. Treasury Notes Futures	Call	08/24/18	$114.25	49		49	(9,953)
10 Year Euro-Bund Futures	Call	07/27/18	160.00	21	EUR	21	(64,498)
10 Year Euro-Bund Futures	Call	07/27/18	161.00	14	EUR	14	(28,611)
10 Year Euro-Bund Futures	Call	07/27/18	161.50	10	EUR	10	(15,882)
10 Year Euro-Bund Futures	Call	07/27/18	163.00	4	EUR	4	(2,382)
10 Year Euro-Bund Futures	Call	08/24/18	162.00	26	EUR	26	(41,293)
10 Year U.S. Treasury Notes Futures	Call	07/06/18	$120.00	36		36	(10,125)
10 Year U.S. Treasury Notes Futures	Call	07/06/18	$120.50	21		21	(1,641)
10 Year U.S. Treasury Notes Futures	Call	07/27/18	$119.00	15		15	(19,219)
10 Year U.S. Treasury Notes Futures	Call	07/27/18	$119.50	44		44	(38,500)
10 Year U.S. Treasury Notes Futures	Call	07/27/18	$120.00	58		58	(31,719)
10 Year U.S. Treasury Notes Futures	Call	07/27/18	$120.50	17		17	(5,047)
10 Year U.S. Treasury Notes Futures	Call	07/27/18	$120.50	79		79	(23,453)
10 Year U.S. Treasury Notes Futures	Call	07/27/18	$120.75	6		6	(1,500)
10 Year U.S. Treasury Notes Futures	Call	07/27/18	$121.00	34		34	(5,844)
10 Year U.S. Treasury Notes Futures	Call	08/24/18	$120.50	97		97	(53,047)
10 Year U.S. Treasury Notes Futures	Call	08/24/18	$121.00	10		10	(3,750)
20 Year U.S. Treasury Bonds Futures	Call	07/06/18	$144.00	5		5	(5,625)
20 Year U.S. Treasury Bonds Futures	Call	07/27/18	$143.00	10		10	(23,125)
20 Year U.S. Treasury Bonds Futures	Call	07/27/18	$145.00	8		8	(7,375)
20 Year U.S. Treasury Bonds Futures	Call	07/27/18	$145.00	23		23	(21,203)
20 Year U.S. Treasury Bonds Futures	Call	07/27/18	$146.00	9		9	(4,781)
20 Year U.S. Treasury Bonds Futures	Call	07/27/18	$146.00	35		35	(18,594)
20 Year U.S. Treasury Bonds Futures	Call	07/27/18	$146.50	8		8	(3,625)
20 Year U.S. Treasury Bonds Futures	Call	08/24/18	$146.00	30		30	(30,938)
20 Year U.S. Treasury Bonds Futures	Call	08/24/18	$147.00	10		10	(6,875)
Australian Dollar Currency	Call	08/03/18	75.00	3		3	(1,080)
Euro Futures	Call	07/06/18	1.17	1		125	(1,300)
Euro Futures	Call	07/06/18	1.18	10		1,250	(2,625)
Euro Futures	Call	07/06/18	1.18	5		625	(2,500)
Euro Futures	Call	08/03/18	1.18	2		250	(2,425)
5 Year Euro-Bobl	Put	08/24/18	131.25	39	EUR	39	(5,465)
10 Year Euro-Bund Futures	Put	07/27/18	158.00	10	EUR	10	(234)
10 Year Euro-Bund Futures	Put	07/27/18	159.50	24	EUR	24	(1,401)
10 Year Euro-Bund Futures	Put	07/27/18	160.00	25	EUR	25	(2,336)
10 Year Euro-Bund Futures	Put	07/27/18	160.50	18	EUR	18	(2,522)
10 Year Euro-Bund Futures	Put	07/27/18	161.00	33	EUR	33	(7,707)
10 Year Euro-Bund Futures	Put	08/24/18	157.00	13	EUR	13	(759)
10 Year Euro-Bund Futures	Put	08/24/18	160.00	10	EUR	10	(3,153)
10 Year Euro-Bund Futures	Put	08/24/18	161.00	5	EUR	5	(2,803)
10 Year U.S. Treasury Notes Futures	Put	07/06/18	$119.75	15		15	(938)
10 Year U.S. Treasury Notes Futures	Put	07/06/18	$120.00	15		15	(2,109)
10 Year U.S. Treasury Notes Futures	Put	07/27/18	$119.00	17		17	(1,859)
10 Year U.S. Treasury Notes Futures	Put	07/27/18	$119.50	3		3	(609)
10 Year U.S. Treasury Notes Futures	Put	07/27/18	$119.75	10		10	(2,656)
20 Year U.S. Treasury Bonds Futures	Put	07/06/18	$143.50	25		25	(1,563)
20 Year U.S. Treasury Bonds Futures	Put	07/27/18	$141.00	2		2	(188)
20 Year U.S. Treasury Bonds Futures	Put	07/27/18	$142.00	2		2	(344)
20 Year U.S. Treasury Bonds Futures	Put	07/27/18	$143.00	8		8	(2,625)
20 Year U.S. Treasury Bonds Futures	Put	07/27/18	$143.50	10		10	(4,063)

(premiums received $470,575)							$(552,101)

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs USD	Call	Hong Kong & Shanghai Bank	12/04/18	0.83	—	AUD	3,100	$(2,216)
Currency Option EUR vs USD	Call	JPMorgan Chase	08/01/18	1.24	—	EUR	2,325	(181)
Currency Option EUR vs USD	Call	Hong Kong & Shanghai Bank	05/24/19	1.27	—	EUR	1,400	(14,654)
Currency Option GBP vs USD	Call	Citigroup Global Markets	06/14/19	1.44	—	GBP	868	(9,533)
Currency Option USD vs EUR	Call	Barclays Capital Group	08/27/18	1.15	—		2,010	(11,290)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	10/25/18	1,200.00	—		800	(3,473)
Currency Option USD vs MXN	Call	JPMorgan Chase	07/05/18	21.74	—		1,570	(67)
Currency Option USD vs MXN	Call	Citigroup Global Markets	07/11/18	19.50	—		1,600	(43,483)
Currency Option USD vs MXN	Call	Citigroup Global Markets	08/22/18	21.10	—		1,144	(8,947)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase	04/22/24	4.00%	—		800	(45)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase	05/16/24	4.00%	—		200	(13)
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs & Co.	06/22/35	3.00%	—	EUR	500	(2,908)
Currency Option GBP vs USD	Put	Citigroup Global Markets	06/14/19	1.32	—	GBP	863	(26,857)
Currency Option USD vs BRL	Put	Morgan Stanley	07/24/18	3.32	—		1,600	(7)
Currency Option USD vs BRL	Put	JPMorgan Chase	07/25/18	3.40	—		1,600	(28)
Currency Option USD vs BRL	Put	Citigroup Global Markets	07/31/18	3.78	—		2,250	(15,174)
Currency Option USD vs BRL	Put	Bank of America	08/06/18	3.40	—		3,000	(219)
Currency Option USD vs BRL	Put	Bank of America	08/09/18	3.75	—		2,100	(13,719)
Currency Option USD vs BRL	Put	Citigroup Global Markets	09/06/18	3.69	—		3,000	(20,862)
Currency Option USD vs BRL	Put	Citigroup Global Markets	09/18/18	3.60	—		3,000	(12,639)
Currency Option USD vs CAD	Put	Citigroup Global Markets	08/17/18	1.31	—		994	(7,723)
Currency Option USD vs INR	Put	Goldman Sachs & Co.	07/24/18	64.80	—		1,600	(20)
Currency Option USD vs KRW	Put	Citigroup Global Markets	09/20/18	1,084.00	—		1,470	(9,642)
Currency Option USD vs MXN	Put	JPMorgan Chase	07/02/18	19.50	—		2,000	(1,688)
Currency Option USD vs MXN	Put	Citigroup Global Markets	07/11/18	18.00	—		1,600	(121)
Currency Option USD vs MXN	Put	Goldman Sachs & Co.	07/12/18	19.75	—		3,000	(32,620)
Currency Option USD vs MXN	Put	JPMorgan Chase	07/13/18	18.00	—		750	(73)
Currency Option USD vs MXN	Put	Morgan Stanley	07/16/18	20.50	—		1,500	(52,976)
Currency Option USD vs MXN	Put	JPMorgan Chase	07/23/18	18.40	—		1,600	(1,384)
Currency Option USD vs MXN	Put	Morgan Stanley	07/25/18	18.50	—		2,000	(2,271)
Currency Option USD vs MXN	Put	Goldman Sachs & Co.	08/06/18	18.50	—		3,000	(5,317)
Currency Option USD vs MXN	Put	JPMorgan Chase	08/13/18	19.00	—		1,600	(8,203)
Currency Option USD vs MXN	Put	JPMorgan Chase	09/12/18	19.65	—		3,000	(50,616)
Currency Option USD vs MXN	Put	Morgan Stanley	09/18/18	20.08	—		3,000	(81,491)
Currency Option USD vs RUB	Put	Goldman Sachs & Co.	07/24/18	58.80	—		1,600	(367)

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs RUB	Put	Citigroup Global Markets	07/25/18	58.75	—	2,000	$(472)
Currency Option USD vs RUB	Put	Citigroup Global Markets	08/07/18	60.50	—	3,260	(9,563)
Currency Option USD vs TRY	Put	Morgan Stanley	09/17/18	4.58	—	3,000	(44,288)
Inflation Floor Option, CMS 10-2	Put	Morgan Stanley	01/02/20	0.00%	—	26,000	(41,109)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	JPMorgan Chase	03/24/20	0.00%	—	1,900	(1,709)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	04/07/20	0.00%	—	2,700	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	09/29/20	0.00%	—	500	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	09/29/20	0.00%	—	300	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	JPMorgan Chase	10/02/20	0.00%	—	1,000	(1,493)

(premiums received $821,647)							$(539,461)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.29.V1, 06/20/23	Call	Barclays Capital Group	09/19/18	0.48%	iTraxx.XO.29.V1(Q)	1.00%(Q)	EUR	6,400	$(161)
5 Year x 5 Year Interest Rate Swap, 12/06/28	Put	Citigroup Global Markets	12/04/18	3.25%	3.25%(S)	3 Month LIBOR(Q)		3,100	(9,510)
CDX.NA.IG.30.V1, 06/20/23	Put	BNP Paribas	07/18/18	0.75%	1.00%(Q)	CDX.NA.IG.30.V1(Q)		1,300	(434)
CDX.NA.IG.30.V1, 06/20/23	Put	BNP Paribas	07/18/18	0.75%	1.00%(Q)	CDX.NA.IG.30.V1(Q)		800	(267)
CDX.NA.IG.30.V1, 06/20/23	Put	Citigroup Global Markets	07/18/18	0.85%	1.00%(Q)	CDX.NA.IG.30.V1(Q)		600	(127)
CDX.NA.IG.30.V1, 06/20/23	Put	Bank of America	07/18/18	0.75%	1.00%(Q)	CDX.NA.IG.30.V1(Q)		600	(200)
CDX.NA.IG.30.V1, 06/20/23	Put	Deutsche Bank AG	07/18/18	0.95%	1.00%(Q)	CDX.NA.IG.30.V1(Q)		500	(67)
CDX.NA.IG.30.V1, 06/20/23	Put	Citigroup Global Markets	07/18/18	0.85%	1.00%(Q)	CDX.NA.IG.30.V1(Q)		500	(106)
CDX.NA.IG.30.V1, 06/20/23	Put	JPMorgan Chase	07/18/18	0.73%	1.00%(Q)	CDX.NA.IG.30.V1(Q)		500	(204)
CDX.NA.IG.30.V1, 06/20/23	Put	Barclays Capital Group	07/18/18	0.95%	1.00%(Q)	CDX.NA.IG.30.V1(Q)		400	(53)
CDX.NA.IG.30.V1, 06/20/23	Put	Deutsche Bank AG	07/18/18	0.95%	1.00%(Q)	CDX.NA.IG.30.V1(Q)		400	(53)
CDX.NA.IG.30.V1, 06/20/23	Put	Barclays Capital Group	07/18/18	0.95%	1.00%(Q)	CDX.NA.IG.30.V1(Q)		300	(40)
CDX.NA.IG.30.V1, 06/20/23	Put	Bank of America	08/15/18	0.80%	0.63%(Q)	CDX.NA.IG.30.V1(Q)		7,500	(6,299)
CDX.NA.IG.30.V1, 06/20/23	Put	BNP Paribas	09/19/18	0.90%	1.00%(Q)	CDX.NA.IG.30.V1(Q)		1,700	(1,867)
CDX.NA.IG.30.V1, 06/20/23	Put	Citigroup Global Markets	09/19/18	0.90%	1.00%(Q)	CDX.NA.IG.30.V1(Q)		800	(878)
CDX.NA.IG.30.V1, 06/20/23	Put	BNP Paribas	09/19/18	0.90%	1.00%(Q)	CDX.NA.IG.30.V1(Q)		700	(769)
CDX.NA.IG.30.V1, 06/20/23	Put	Citigroup Global Markets	09/19/18	0.90%	1.00%(Q)	CDX.NA.IG.30.V1(Q)		600	(659)

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.29.V1, 06/20/23	Put	BNP Paribas	08/15/18	0.90%	iTraxx.XO.29.V1(Q)	1.00%(Q)	EUR	2,500	$(3,450)
iTraxx.XO.29.V1, 06/20/23	Put	Barclays Capital Group	09/19/18	0.75%	iTraxx.XO.29.V1(Q)	1.00%(Q)	EUR	6,400	(29,866)
iTraxx.XO.29.V1, 06/20/23	Put	Citigroup Global Markets	09/19/18	0.90%	iTraxx.XO.29.V1(Q)	1.00%(Q)	EUR	5,100	(12,768)

(premiums received $68,719)									$(67,778)

Total Options Written (premiums received $1,360,941)									$(1,159,340)

Financial futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
37	90 Day Euro Dollar	Sep. 2018	$9,022,913	$(29,737)
2	90 Day Euro Dollar	Dec. 2018	486,800	(1,700)
606	90 Day Euro Dollar	Mar. 2019	147,318,600	(188,006)
2	90 Day Euro Dollar	Jun. 2019	485,725	(2,125)
2	90 Day Euro Dollar	Sep. 2019	485,400	(2,200)
1,029	90 Day Euro Dollar	Dec. 2019	249,622,538	(156,369)
12	90 Day Euro Dollar	Mar. 2020	2,910,600	(20,150)
244	90 Day Euro Dollar	Jun. 2020	59,182,200	(152,963)
60	90 Day Euro Dollar	Mar. 2021	14,554,500	(80,038)
329	90 Day Sterling	Dec. 2018	53,802,477	14,600
298	5 Year Euro-Bobl	Sep. 2018	45,995,796	206,783
1,299	5 Year U.S. Treasury Notes	Sep. 2018	147,588,727	247,842
49	10 Year Australian Treasury Bonds	Sep. 2018	35,442,812	64,579
66	10 Year Canadian Government Bonds	Sep. 2018	6,863,317	136,637
227	10 Year Euro-Bund	Sep. 2018	43,090,527	359,581
46	10 Year Japanese Bonds	Sep. 2018	62,671,183	87,228
29	10 Year U.K. Gilt	Sep. 2018	4,709,840	71,186
540	10 Year U.S. Treasury Notes	Sep. 2018	64,901,251	506,902
28	10 Year U.S. Ultra Treasury Notes	Sep. 2018	3,590,563	9,746
617	20 Year U.S. Treasury Bonds	Sep. 2018	89,465,000	1,033,875
10	30 Year Euro Buxl	Sep. 2018	2,075,183	50,683
96	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	15,318,001	462,093
18	Amsterdam Index	Jul. 2018	2,318,973	(49,342)
72	ASX SPI 200 Index	Sep. 2018	8,189,690	17,762
25	Australian Dollar Currency	Sep. 2018	1,849,500	(31,748)
15	Canadian Dollar Currency	Sep. 2018	1,142,400	11,165
8	DAX Index	Sep. 2018	2,874,777	(119,407)
17	Euro Currency	Sep. 2018	2,494,006	14,100
888	Euro STOXX 50 Index	Sep. 2018	35,164,928	(627,646)
45	Euro-BTP Italian Government Bond	Sep. 2018	6,686,597	140,568
53	FTSE 100 Index	Sep. 2018	5,316,997	(40,325)
6	FTSE/MIB Index	Sep. 2018	755,614	(14,500)
1	Hang Seng China Enterprises Index	Jul. 2018	183,071	2,301
94	Japanese Yen Currency	Sep. 2018	10,654,313	(37,130)
136	Mexican Peso	Sep. 2018	3,380,280	146,077
408	Russell 2000 E-Mini Index	Sep. 2018	33,609,000	(525,820)
40	Russian Ruble Currency	Sep. 2018	1,580,500	5,250
70	S&P 500 E-Mini Index	Sep. 2018	9,525,600	(78,195)
129	S&P 500 Index	Sep. 2018	87,771,600	(1,964,025)
8	S&P/TSX 60 Index	Sep. 2018	1,172,388	(1,961)
10	Short Euro-BTP	Sep. 2018	1,292,406	9,459
6	Swiss Franc Currency	Sep. 2018	761,625	(6,263)
342	TOPIX Index	Sep. 2018	53,455,359	(1,317,412)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Financial futures contracts outstanding at June 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (continued):
25	Yen Denominated Nikkei 225 Index	Sep. 2018	$2,509,258	$(30,742)

				(1,879,387)

Short Positions:
539	90 Day Euro Dollar	Dec. 2018	131,192,600	331,913
29	90 Day Euro Dollar	Sep. 2019	7,038,300	43,863
604	90 Day Euro Dollar	Mar. 2020	146,500,200	81,882
376	90 Day Euro Dollar	Dec. 2020	91,198,800	(22,877)
329	90 Day Sterling	Dec. 2019	53,661,362	8,958
43	2 Year U.S. Treasury Notes	Sep. 2018	9,108,610	6,280
13	3 Year Australian Treasury Bonds	Sep. 2018	2,897,758	(3,699)
3	5 Year U.S. Treasury Notes	Sep. 2018	340,852	(1,637)
19	10 Year Australian Treasury Bonds	Sep. 2018	13,743,131	(22,343)
2	10 Year Canadian Government Bonds	Sep. 2018	207,979	58
501	10 Year Euro-Bund	Sep. 2018	95,102,884	(419,486)
13	10 Year Japanese Bonds	Sep. 2018	17,711,421	(20,074)
227	10 Year U.K. Gilt	Sep. 2018	36,866,679	(235,049)
1,088	10 Year U.S. Treasury Notes	Sep. 2018	130,764,001	(641,717)
46	10 Year U.S. Ultra Treasury Notes	Sep. 2018	5,898,781	(46,071)
119	20 Year U.S. Treasury Bonds	Sep. 2018	17,255,000	(463,751)
33	30 Year Euro Buxl	Sep. 2018	6,848,104	(100,921)
7	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	1,116,938	(24,698)
13	British Pound Currency	Sep. 2018	1,075,425	16,738
18	CAC40 10 Euro	Jul. 2018	1,118,392	29,008
13	DAX Index	Sep. 2018	4,671,512	94,940
11	Euro-BTP Italian Government Bond	Sep. 2018	1,634,501	1,437
155	Euro-OAT	Sep. 2018	27,973,163	(271,583)
69	Hang Seng China Enterprises Index	Jul. 2018	4,779,501	21,462
16	IBEX 35 Index	Jul. 2018	1,794,079	34,896
1	Mini MSCI Emerging Markets Index	Sep. 2018	53,165	(6)
63	S&P 500 E-Mini Index	Sep. 2018	8,573,040	155,896

				(1,446,581)

				$(3,325,968)

Commodity futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
74	Brent Crude	Sep. 2018	$5,863,019	$270,317
22	Brent Crude	Dec. 2018	1,718,860	196,868
11	Brent Crude	Mar. 2019	843,590	25,431
11	Brent Crude	Jun. 2019	827,420	63,030
40	Coffee ’C’	Sep. 2018	1,726,500	(58,238)
9	Coffee ’C’	May 2019	420,188	(13,790)
56	Copper	Sep. 2018	4,152,400	(450,375)
17	Copper	May 2019	1,283,925	(59,725)
287	Corn	Sep. 2018	5,158,825	(329,674)
18	Cotton No. 2	Dec. 2018	755,280	(37,845)
28	Gasoline RBOB	Sep. 2018	2,507,350	58,410
11	Gasoline RBOB	Jan. 2019	909,539	22,262
188	Gold 100 OZ	Aug. 2018	23,584,600	(955,845)
10	Gold 100 OZ	Feb. 2019	1,272,400	(68,855)
55	Hard Red Winter Wheat	Sep. 2018	1,343,375	(190,938)
28	Lean Hogs	Aug. 2018	856,240	(9,090)

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Commodity futures contracts outstanding at June 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (continued):
7	Lean Hogs	Feb. 2019	$167,300	$(11,340)
34	Live Cattle	Aug. 2018	1,451,460	34,837
6	Live Cattle	Feb. 2019	279,180	6,085
19	LME Copper	Sep. 2018	3,148,300	(106,519)
30	LME Nickel	Jul. 2018	2,670,390	220,183
6	LME Nickel	Aug. 2018	535,158	89,472
37	LME Nickel	Sep. 2018	3,306,579	(113,757)
10	LME Nickel	Dec. 2018	897,690	106,572
7	LME Nickel	Mar. 2019	630,714	(20,789)
32	LME PRI Aluminum	Jul. 2018	1,731,200	(18,866)
56	LME PRI Aluminum	Sep. 2018	2,984,450	(189,735)
25	LME PRI Aluminum	Dec. 2018	1,337,500	(39,519)
28	LME Zinc	Jul. 2018	2,024,050	(213,519)
33	LME Zinc	Sep. 2018	2,357,025	(262,408)
9	LME Zinc	Oct. 2018	641,025	(87,858)
7	LME Zinc	Dec. 2018	497,000	(89,466)
7	LME Zinc	Feb. 2019	495,250	(63,154)
13	Low Sulphur Gas Oil	Aug. 2018	879,775	12,675
32	Natural Gas	Aug. 2018	935,680	(10,880)
174	Natural Gas	Sep. 2018	5,047,740	(28,830)
79	Natural Gas	Dec. 2018	2,413,450	3,639
117	No. 2 Soft Red Winter Wheat	Sep. 2018	2,932,313	(233,187)
14	No. 2 Soft Red Winter Wheat	Dec. 2018	361,725	(25,013)
8	NY Harbor ULSD	Aug. 2018	742,459	21,117
20	NY Harbor ULSD	Sep. 2018	1,861,608	32,621
12	NY Harbor ULSD	Dec. 2018	1,124,878	35,231
28	Silver	Sep. 2018	2,267,720	(107,330)
16	Silver	Dec. 2018	1,305,280	(56,085)
96	Soybean	Nov. 2018	4,224,000	(526,738)
68	Soybean Meal	Dec. 2018	2,243,320	(211,510)
78	Soybean Oil	Dec. 2018	1,391,832	(69,576)
25	Soybean Oil	Mar. 2019	454,799	(28,503)
136	Sugar #11 (World)	Oct. 2018	1,865,920	(102,008)
38	Sugar #11 (World)	Mar. 2019	551,152	(11,645)
104	WTI Crude	Sep. 2018	7,535,839	443,579
12	WTI Crude	Mar. 2019	810,720	12,050
19	WTI Crude	Jun. 2019	1,255,710	24,756
16	WTI Crude	Dec. 2018	1,111,840	64,997

				(3,058,478)

Short Positions:
1	Brent Crude	Sep. 2018	79,230	(3,163)
19	Copper	Sep. 2018	1,408,850	20,792
30	LME Nickel	Jul. 2018	2,670,390	99,353
6	LME Nickel	Aug. 2018	535,158	(90,090)
2	LME Nickel	Sep. 2018	178,734	3,783
10	LME Nickel	Dec. 2018	897,690	(7,251)
32	LME PRI Aluminum	Jul. 2018	1,731,200	124,731
12	LME PRI Aluminum	Sep. 2018	639,525	13,068
6	LME PRI Aluminum	Dec. 2018	321,000	22,661
28	LME Zinc	Jul. 2018	2,024,050	213,256
9	LME Zinc	Oct. 2018	641,025	113,853
7	LME Zinc	Dec. 2018	497,000	62,854

				573,847

				$(2,484,631)

Cash and foreign currency of $10,311,391 and $140,460 has been segregated with Goldman Sachs & Co. and JPMorgan Chase, respectively, and securities with combined market values of $4,597,421 and $11,566,963 have been segregated with Credit Suisse First Boston Corp. and Goldman

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Sachs & Co., respectively, to cover requirements for open futures contracts at June 30, 2018. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/03/18	Deutsche Bank AG	ARS	7,093	$254,319	$244,116	$—	$(10,203)
Expiring 07/03/18	Deutsche Bank AG	ARS	4,819	172,786	165,854	—	(6,932)
Expiring 07/03/18	Deutsche Bank AG	ARS	1,391	55,297	47,873	—	(7,424)
Expiring 07/05/18	Citigroup Global Markets	ARS	335	12,213	11,504	—	(709)
Expiring 07/12/18	BNP Paribas	ARS	8,484	306,391	289,065	—	(17,326)
Expiring 07/12/18	BNP Paribas	ARS	400	13,629	13,629	—	—
Expiring 07/12/18	BNP Paribas	ARS	160	5,451	5,451	—	—
Expiring 07/16/18	BNP Paribas	ARS	4,819	171,008	163,465	—	(7,543)
Expiring 07/18/18	Citigroup Global Markets	ARS	403	15,441	13,640	—	(1,801)
Expiring 07/23/18	Citigroup Global Markets	ARS	3,473	117,324	116,894	—	(430)
Expiring 07/24/18	JPMorgan Chase	ARS	3,103	146,355	104,325	—	(42,030)
Expiring 07/30/18	Citigroup Global Markets	ARS	10,010	465,798	334,399	—	(131,399)
Expiring 08/21/18	Bank of America	ARS	19,303	732,838	631,235	—	(101,603)
Expiring 08/22/18	Morgan Stanley	ARS	667	32,176	21,791	—	(10,385)
Expiring 08/22/18	Morgan Stanley	ARS	414	19,971	13,525	—	(6,446)
Expiring 08/27/18	Citigroup Global Markets	ARS	785	38,000	25,514	—	(12,486)
Expiring 08/27/18	Hong Kong & Shanghai Bank	ARS	1,635	79,000	53,145	—	(25,855)
Expiring 09/17/18	JPMorgan Chase	ARS	27,069	1,297,651	862,116	—	(435,535)
Expiring 09/26/18	Barclays Capital Group	ARS	8,553	307,889	270,034	—	(37,855)
Expiring 09/26/18	Barclays Capital Group	ARS	5,538	199,359	174,848	—	(24,511)
Expiring 10/03/18	Citigroup Global Markets	ARS	5,160	233,273	161,967	—	(71,306)
Expiring 10/03/18	Citigroup Global Markets	ARS	2,460	111,161	77,217	—	(33,944)
Expiring 10/03/18	Citigroup Global Markets	ARS	1,700	76,819	53,361	—	(23,458)
Expiring 10/03/18	Citigroup Global Markets	ARS	1,680	75,949	52,733	—	(23,216)
Expiring 10/03/18	JPMorgan Chase	ARS	1,680	75,967	52,734	—	(23,233)
Expiring 10/23/18	Citigroup Global Markets	ARS	8,916	401,443	275,446	—	(125,997)
Expiring 10/23/18	Citigroup Global Markets	ARS	7,120	320,144	219,961	—	(100,183)
Expiring 10/23/18	Citigroup Global Markets	ARS	3,471	156,063	107,226	—	(48,837)
Expiring 12/21/18	Bank of America	ARS	9,610	295,813	283,671	—	(12,142)
Expiring 12/21/18	Bank of America	ARS	6,400	196,923	188,917	—	(8,006)
Expiring 12/21/18	Bank of America	ARS	3,203	98,412	94,556	—	(3,856)
Australian Dollar,
Expiring 07/03/18	Bank of America	AUD	4,609	3,402,364	3,410,941	8,577	—
Expiring 07/03/18	Goldman Sachs & Co.	AUD	6,824	5,012,228	5,050,176	37,948	—
Expiring 08/20/18	BNP Paribas	AUD	396	309,197	293,111	—	(16,086)
Expiring 08/20/18	Standard Chartered PLC	AUD	399	310,941	295,331	—	(15,610)
Expiring 09/19/18	Barclays Capital Group	AUD	5,579	4,133,252	4,129,451	—	(3,801)
Expiring 09/19/18	Barclays Capital Group	AUD	4,187	3,178,768	3,099,448	—	(79,320)
Expiring 09/19/18	Barclays Capital Group	AUD	4,177	3,086,744	3,091,845	5,101	—
Expiring 09/19/18	Barclays Capital Group	AUD	2,849	2,125,814	2,109,055	—	(16,759)
Expiring 09/19/18	Barclays Capital Group	AUD	1,437	1,063,159	1,063,348	189	—
Expiring 09/19/18	Barclays Capital Group	AUD	963	707,925	712,908	4,983	—
Expiring 09/19/18	Citigroup Global Markets	AUD	2,236	1,693,817	1,655,166	—	(38,651)
Expiring 09/19/18	Citigroup Global Markets	AUD	1,703	1,293,025	1,260,621	—	(32,404)
Expiring 09/19/18	Citigroup Global Markets	AUD	1,414	1,080,531	1,046,693	—	(33,838)
Expiring 09/19/18	Morgan Stanley	AUD	75,476	57,754,447	55,870,179	—	(1,884,268)
Expiring 09/19/18	Morgan Stanley	AUD	13,819	10,493,249	10,229,426	—	(263,823)
Expiring 09/19/18	Morgan Stanley	AUD	3,986	2,949,028	2,950,481	1,453	—
Expiring 09/19/18	Morgan Stanley	AUD	2,656	2,022,445	1,966,231	—	(56,214)
Expiring 09/19/18	Morgan Stanley	AUD	1,758	1,302,202	1,301,445	—	(757)

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Australian Dollar (continued),
Expiring 09/19/18	Morgan Stanley	AUD	906	$674,898	$670,793	$—	$(4,105)
Expiring 09/19/18	Morgan Stanley	AUD	628	481,054	464,914	—	(16,140)
Expiring 09/19/18	UBS AG	AUD	10,100	7,696,352	7,476,374	—	(219,978)
Expiring 09/19/18	UBS AG	AUD	300	224,099	222,071	—	(2,028)
Expiring 12/06/18	Hong Kong & Shanghai Bank	AUD	970	770,859	718,486	—	(52,373)
Expiring 02/07/19	Hong Kong & Shanghai Bank	AUD	510	405,450	378,049	—	(27,401)
Brazilian Real,
Expiring 07/03/18	BNP Paribas	BRL	9,261	2,546,329	2,388,302	—	(158,027)
Expiring 07/03/18	BNP Paribas	BRL	8,763	2,322,085	2,259,896	—	(62,189)
Expiring 07/03/18	BNP Paribas	BRL	1,438	382,650	370,843	—	(11,807)
Expiring 07/03/18	Citigroup Global Markets	BRL	2,923	780,591	753,807	—	(26,784)
Expiring 07/03/18	Deutsche Bank AG	BRL	1,588	426,498	409,516	—	(16,982)
Expiring 07/03/18	Goldman Sachs & Co.	BRL	2,856	740,702	736,528	—	(4,174)
Expiring 07/03/18	JPMorgan Chase	BRL	9,329	2,521,692	2,405,838	—	(115,854)
Expiring 07/03/18	JPMorgan Chase	BRL	3,400	1,038,168	876,820	—	(161,348)
Expiring 07/03/18	JPMorgan Chase	BRL	3,007	847,998	775,470	—	(72,528)
Expiring 07/03/18	JPMorgan Chase	BRL	2,856	741,626	736,529	—	(5,097)
Expiring 07/03/18	Standard Chartered PLC	BRL	5,042	1,374,310	1,300,272	—	(74,038)
Expiring 07/16/18	JPMorgan Chase	BRL	5,015	1,298,941	1,291,307	—	(7,634)
Expiring 07/19/18	Barclays Capital Group	BRL	3,285	920,615	845,561	—	(75,054)
Expiring 07/19/18	Goldman Sachs & Co.	BRL	5,340	1,459,814	1,374,429	—	(85,385)
Expiring 07/19/18	Goldman Sachs & Co.	BRL	2,770	734,748	712,953	—	(21,795)
Expiring 07/19/18	Goldman Sachs & Co.	BRL	2,191	626,663	563,864	—	(62,799)
Expiring 07/19/18	Goldman Sachs & Co.	BRL	698	185,663	179,654	—	(6,009)
Expiring 08/02/18	BNP Paribas	BRL	58	15,000	14,773	—	(227)
Expiring 08/02/18	Citigroup Global Markets	BRL	3,043	790,000	781,927	—	(8,073)
Expiring 08/02/18	Credit Suisse First Boston Corp.	BRL	1,551	407,258	398,565	—	(8,693)
Expiring 08/13/18	Bank of America	BRL	3,070	800,313	788,013	—	(12,300)
British Pound,
Expiring 07/03/18	UBS AG	GBP	19,944	26,370,994	26,326,002	—	(44,992)
Expiring 07/05/18	Hong Kong & Shanghai Bank	GBP	217	288,747	286,466	—	(2,281)
Expiring 07/11/18	Citigroup Global Markets	GBP	534	703,518	705,142	1,624	—
Expiring 07/19/18	Barclays Capital Group	GBP	288	410,767	379,751	—	(31,016)
Expiring 09/19/18	Barclays Capital Group	GBP	31,953	42,754,218	42,327,528	—	(426,690)
Expiring 09/19/18	Barclays Capital Group	GBP	3,956	5,239,338	5,239,707	369	—
Expiring 09/19/18	Barclays Capital Group	GBP	2,498	3,330,513	3,309,503	—	(21,010)
Expiring 09/19/18	Barclays Capital Group	GBP	1,390	1,823,774	1,840,956	17,182	—
Expiring 09/19/18	Barclays Capital Group	GBP	1,244	1,666,030	1,648,039	—	(17,991)
Expiring 09/19/18	Barclays Capital Group	GBP	466	617,315	617,514	199	—
Expiring 09/19/18	Barclays Capital Group	GBP	220	291,192	291,453	261	—
Expiring 09/19/18	Barclays Capital Group	GBP	156	205,590	206,189	599	—
Expiring 09/19/18	Citigroup Global Markets	GBP	545	726,028	722,207	—	(3,821)
Expiring 09/19/18	Citigroup Global Markets	GBP	545	727,307	722,207	—	(5,100)
Expiring 09/19/18	Citigroup Global Markets	GBP	545	727,479	722,206	—	(5,273)
Expiring 09/19/18	Citigroup Global Markets	GBP	545	729,900	722,207	—	(7,693)
Expiring 09/19/18	Citigroup Global Markets	GBP	545	730,412	722,207	—	(8,205)
Expiring 09/19/18	Citigroup Global Markets	GBP	545	731,749	722,207	—	(9,542)
Expiring 09/19/18	Citigroup Global Markets	GBP	545	732,273	722,207	—	(10,066)
Expiring 09/19/18	Citigroup Global Markets	GBP	545	732,589	722,208	—	(10,381)
Expiring 09/19/18	Citigroup Global Markets	GBP	545	733,761	722,206	—	(11,555)
Expiring 09/19/18	Citigroup Global Markets	GBP	545	733,848	722,207	—	(11,641)
Expiring 09/19/18	Citigroup Global Markets	GBP	545	734,091	722,207	—	(11,884)
Expiring 09/19/18	Citigroup Global Markets	GBP	545	734,371	722,207	—	(12,164)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
British Pound (continued),
Expiring 09/19/18	Citigroup Global Markets	GBP	545	$734,935	$722,207	$—	$(12,728)
Expiring 09/19/18	Citigroup Global Markets	GBP	545	736,579	722,207	—	(14,372)
Expiring 09/19/18	Citigroup Global Markets	GBP	545	738,056	722,206	—	(15,850)
Expiring 09/19/18	Morgan Stanley	GBP	16,930	22,656,292	22,426,960	—	(229,332)
Expiring 09/19/18	UBS AG	GBP	3,688	4,947,906	4,884,698	—	(63,208)
Expiring 09/20/18	Barclays Capital Group	GBP	3,530	4,668,285	4,676,056	7,771	—
Expiring 09/20/18	Barclays Capital Group	GBP	74	97,403	97,466	63	—
Expiring 09/20/18	Citigroup Global Markets	GBP	1,258	1,663,924	1,666,694	2,770	—
Expiring 09/20/18	Goldman Sachs & Co.	GBP	625	826,958	828,337	1,379	—
Expiring 09/20/18	State Street Bank	GBP	89	118,019	118,222	203	—
Canadian Dollar,
Expiring 07/03/18	Hong Kong & Shanghai Bank	CAD	8,177	6,145,810	6,220,351	74,541	—
Expiring 07/03/18	JPMorgan Chase	CAD	1,403	1,057,285	1,067,281	9,996	—
Expiring 07/05/18	Citigroup Global Markets	CAD	276	210,000	209,831	—	(169)
Expiring 07/19/18	Barclays Capital Group	CAD	6,266	4,984,931	4,767,581	—	(217,350)
Expiring 07/27/18	Barclays Capital Group	CAD	752	565,755	572,286	6,531	—
Expiring 08/16/18	Citigroup Global Markets	CAD	770	599,728	586,208	—	(13,520)
Expiring 08/20/18	Citigroup Global Markets	CAD	707	536,760	538,217	1,457	—
Expiring 08/21/18	Morgan Stanley	CAD	1,300	978,062	989,788	11,726	—
Expiring 09/19/18	Barclays Capital Group	CAD	40,785	31,590,166	31,067,667	—	(522,499)
Expiring 09/19/18	Barclays Capital Group	CAD	2,927	2,277,898	2,229,551	—	(48,347)
Expiring 09/19/18	Barclays Capital Group	CAD	2,748	2,122,019	2,093,229	—	(28,790)
Expiring 09/19/18	Barclays Capital Group	CAD	2,414	1,866,612	1,838,446	—	(28,166)
Expiring 09/19/18	Barclays Capital Group	CAD	2,385	1,837,071	1,816,423	—	(20,648)
Expiring 09/19/18	Barclays Capital Group	CAD	638	480,239	485,948	5,709	—
Expiring 09/19/18	Barclays Capital Group	CAD	289	222,845	220,310	—	(2,535)
Expiring 09/19/18	Barclays Capital Group	CAD	132	99,873	100,796	923	—
Expiring 09/19/18	Citigroup Global Markets	CAD	2,365	1,821,615	1,801,408	—	(20,207)
Expiring 09/19/18	Citigroup Global Markets	CAD	2,365	1,821,667	1,801,408	—	(20,259)
Expiring 09/19/18	Citigroup Global Markets	CAD	2,365	1,822,267	1,801,407	—	(20,860)
Expiring 09/19/18	Citigroup Global Markets	CAD	2,365	1,823,281	1,801,409	—	(21,872)
Expiring 09/19/18	Citigroup Global Markets	CAD	2,365	1,824,901	1,801,407	—	(23,494)
Expiring 09/19/18	Citigroup Global Markets	CAD	2,365	1,825,258	1,801,409	—	(23,849)
Expiring 09/19/18	Citigroup Global Markets	CAD	2,365	1,825,524	1,801,408	—	(24,116)
Expiring 09/19/18	Citigroup Global Markets	CAD	2,365	1,826,426	1,801,407	—	(25,019)
Expiring 09/19/18	Citigroup Global Markets	CAD	2,365	1,827,305	1,801,407	—	(25,898)
Expiring 09/19/18	Citigroup Global Markets	CAD	2,365	1,831,084	1,801,409	—	(29,675)
Expiring 09/19/18	Citigroup Global Markets	CAD	2,365	1,833,316	1,801,409	—	(31,907)
Expiring 09/19/18	Citigroup Global Markets	CAD	2,365	1,838,903	1,801,408	—	(37,495)
Expiring 09/19/18	Citigroup Global Markets	CAD	2,365	1,840,059	1,801,408	—	(38,651)
Expiring 09/19/18	Citigroup Global Markets	CAD	2,365	1,844,396	1,801,408	—	(42,988)
Expiring 09/19/18	Citigroup Global Markets	CAD	2,365	1,856,005	1,801,407	—	(54,598)
Expiring 09/19/18	Citigroup Global Markets	CAD	8	6,042	6,093	51	—
Expiring 09/19/18	Morgan Stanley	CAD	14,390	11,161,604	10,961,606	—	(199,998)
Expiring 09/19/18	Morgan Stanley	CAD	1,637	1,261,148	1,247,085	—	(14,063)
Expiring 09/19/18	Morgan Stanley	CAD	714	543,048	543,996	948	—
Expiring 09/19/18	Morgan Stanley	CAD	154	115,503	116,984	1,481	—
Expiring 09/19/18	Morgan Stanley	CAD	134	101,138	102,404	1,266	—
Chilean Peso,
Expiring 07/19/18	Barclays Capital Group	CLP	867,218	1,435,292	1,327,337	—	(107,955)
Chinese Renminbi,
Expiring 07/19/18	JPMorgan Chase	CNH	4,783	750,352	720,520	—	(29,832)
Expiring 07/19/18	JPMorgan Chase	CNH	1,064	166,354	160,278	—	(6,076)

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Chinese Renminbi (continued),
Expiring 09/19/18	BNP Paribas	CNH	743	$116,000	$111,572	$—	$(4,428)
Expiring 09/19/18	Goldman Sachs & Co.	CNH	1,094	168,000	164,398	—	(3,602)
Expiring 09/19/18	Hong Kong & Shanghai Bank	CNH	45,686	7,131,732	6,864,691	—	(267,041)
Expiring 10/15/18	Citigroup Global Markets	CNH	20,238	3,143,583	3,038,104	—	(105,479)
Expiring 10/15/18	Citigroup Global Markets	CNH	11,240	1,656,285	1,687,359	31,074	—
Colombian Peso,
Expiring 07/17/18	Citigroup Global Markets	COP	97,240	34,000	33,149	—	(851)
Expiring 07/17/18	Deutsche Bank AG	COP	225,940	79,000	77,023	—	(1,977)
Expiring 07/17/18	Deutsche Bank AG	COP	171,720	60,000	58,539	—	(1,461)
Expiring 07/17/18	Goldman Sachs & Co.	COP	2,046,328	710,210	697,593	—	(12,617)
Expiring 07/17/18	JPMorgan Chase	COP	2,252,094	786,469	767,738	—	(18,731)
Expiring 07/19/18	Bank of America	COP	2,899,867	990,390	988,475	—	(1,915)
Expiring 07/19/18	Bank of America	COP	1,447,391	495,614	493,371	—	(2,243)
Expiring 07/19/18	Barclays Capital Group	COP	3,806,837	1,299,561	1,297,634	—	(1,927)
Expiring 07/19/18	Barclays Capital Group	COP	1,432,620	499,833	488,336	—	(11,497)
Expiring 07/19/18	Barclays Capital Group	COP	527,040	180,000	179,652	—	(348)
Expiring 07/19/18	Barclays Capital Group	COP	510,500	178,633	174,013	—	(4,620)
Expiring 07/19/18	JPMorgan Chase	COP	2,440,921	869,314	832,035	—	(37,279)
Expiring 09/18/18	Citigroup Global Markets	COP	2,252,094	762,375	765,424	3,049	—
Expiring 09/18/18	Citigroup Global Markets	COP	1,990,512	673,825	676,519	2,694	—
Czech Koruna,
Expiring 08/15/18	JPMorgan Chase	CZK	15,186	726,574	684,639	—	(41,935)
Expiring 09/20/18	JPMorgan Chase	CZK	209,406	10,170,026	9,455,930	—	(714,096)
Expiring 09/20/18	JPMorgan Chase	CZK	9,761	443,509	440,745	—	(2,764)
Expiring 09/20/18	JPMorgan Chase	CZK	6,941	330,755	313,442	—	(17,313)
Expiring 09/20/18	JPMorgan Chase	CZK	5,810	282,351	262,376	—	(19,975)
Expiring 09/20/18	JPMorgan Chase	CZK	3,080	138,888	139,075	187	—
Danish Krone,
Expiring 07/02/18	JPMorgan Chase	DKK	7,400	1,175,786	1,160,100	—	(15,686)
Expiring 07/02/18	JPMorgan Chase	DKK	2,205	354,541	345,696	—	(8,845)
Expiring 07/02/18	JPMorgan Chase	DKK	995	165,084	155,994	—	(9,090)
Expiring 07/02/18	Standard Chartered PLC	DKK	31,996	5,014,700	5,016,239	1,539	—
Expiring 07/02/18	UBS AG	DKK	49,778	7,981,350	7,804,156	—	(177,194)
Expiring 09/19/18	Citigroup Global Markets	DKK	46	7,194	7,258	64	—
Expiring 09/19/18	Citigroup Global Markets	DKK	24	3,771	3,787	16	—
Expiring 09/19/18	Citigroup Global Markets	DKK	9	1,422	1,420	—	(2)
Expiring 09/19/18	Citigroup Global Markets	DKK	1	157	157	—	—
Expiring 09/19/18	Citigroup Global Markets	DKK	1	160	158	—	(2)
Euro,
Expiring 07/03/18	Bank of America	EUR	989	1,157,428	1,155,301	—	(2,127)
Expiring 07/03/18	BNP Paribas	EUR	27,946	32,515,357	32,645,324	129,967	—
Expiring 07/03/18	BNP Paribas	EUR	6,037	7,024,050	7,052,126	28,076	—
Expiring 07/03/18	BNP Paribas	EUR	155	179,365	181,063	1,698	—
Expiring 07/03/18	Goldman Sachs & Co.	EUR	2,565	2,996,434	2,996,306	—	(128)
Expiring 07/03/18	Goldman Sachs & Co.	EUR	384	443,867	448,570	4,703	—
Expiring 07/03/18	Hong Kong & Shanghai Bank	EUR	150	175,100	175,223	123	—
Expiring 07/19/18	Citigroup Global Markets	EUR	1,000	1,166,835	1,169,550	2,715	—
Expiring 07/19/18	Citigroup Global Markets	EUR	964	1,181,758	1,127,446	—	(54,312)
Expiring 07/19/18	Citigroup Global Markets	EUR	740	876,722	865,466	—	(11,256)
Expiring 07/19/18	Citigroup Global Markets	EUR	710	838,542	830,380	—	(8,162)
Expiring 07/19/18	Citigroup Global Markets	EUR	550	643,360	643,253	—	(107)
Expiring 07/19/18	Citigroup Global Markets	EUR	280	327,484	327,474	—	(10)
Expiring 08/17/18	Citigroup Global Markets	EUR	503	599,598	589,026	—	(10,572)

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 08/29/18	Citigroup Global Markets	EUR	435	$511,084	$510,622	$—	$(462)
Expiring 09/19/18	Barclays Capital Group	EUR	22,867	26,941,684	26,873,613	—	(68,071)
Expiring 09/19/18	Barclays Capital Group	EUR	7,981	9,411,907	9,379,534	—	(32,373)
Expiring 09/19/18	Barclays Capital Group	EUR	6,006	7,131,848	7,057,703	—	(74,145)
Expiring 09/19/18	Barclays Capital Group	EUR	3,830	4,539,459	4,500,366	—	(39,093)
Expiring 09/19/18	Barclays Capital Group	EUR	3,806	4,443,991	4,472,942	28,951	—
Expiring 09/19/18	Citigroup Global Markets	EUR	728	848,615	855,982	7,367	—
Expiring 09/19/18	Citigroup Global Markets	EUR	728	854,639	855,982	1,343	—
Expiring 09/19/18	Citigroup Global Markets	EUR	728	858,529	855,982	—	(2,547)
Expiring 09/19/18	Citigroup Global Markets	EUR	728	858,698	855,982	—	(2,716)
Expiring 09/19/18	Citigroup Global Markets	EUR	728	859,354	855,982	—	(3,372)
Expiring 09/19/18	Citigroup Global Markets	EUR	728	860,294	855,982	—	(4,312)
Expiring 09/19/18	Citigroup Global Markets	EUR	728	861,475	855,982	—	(5,493)
Expiring 09/19/18	Citigroup Global Markets	EUR	728	863,596	855,981	—	(7,615)
Expiring 09/19/18	Citigroup Global Markets	EUR	391	463,644	459,501	—	(4,143)
Expiring 09/19/18	Citigroup Global Markets	EUR	365	432,004	428,945	—	(3,059)
Expiring 09/19/18	Citigroup Global Markets	EUR	127	150,517	149,249	—	(1,268)
Expiring 09/19/18	Citigroup Global Markets	EUR	84	98,343	98,716	373	—
Expiring 09/19/18	Citigroup Global Markets	EUR	11	12,834	12,927	93	—
Expiring 09/19/18	Morgan Stanley	EUR	5,923	6,897,809	6,960,765	62,956	—
Expiring 09/19/18	Morgan Stanley	EUR	1,819	2,127,760	2,137,152	9,392	—
Expiring 09/19/18	Morgan Stanley	EUR	1,631	1,931,300	1,916,333	—	(14,967)
Expiring 09/19/18	UBS AG	EUR	875	1,039,819	1,028,294	—	(11,525)
Expiring 09/20/18	Goldman Sachs & Co.	EUR	33	38,487	38,431	—	(56)
Expiring 09/20/18	JPMorgan Chase	EUR	474	596,993	557,058	—	(39,935)
Expiring 09/20/18	JPMorgan Chase	EUR	183	214,376	214,897	521	—
Expiring 01/24/19	Deutsche Bank AG	EUR	700	880,411	831,558	—	(48,853)
Expiring 05/28/19	Hong Kong & Shanghai Bank	EUR	580	700,234	696,433	—	(3,801)
Expiring 06/28/21	Morgan Stanley	EUR	15	19,178	19,218	40	—
Indian Rupee,
Expiring 07/16/18	JPMorgan Chase	INR	198,919	3,027,227	2,897,332	—	(129,895)
Expiring 07/19/18	JPMorgan Chase	INR	595,921	9,078,618	8,676,664	—	(401,954)
Expiring 08/14/18	JPMorgan Chase	INR	78,167	1,151,295	1,134,517	—	(16,778)
Expiring 09/19/18	BNP Paribas	INR	61,386	897,321	887,137	—	(10,184)
Expiring 09/19/18	BNP Paribas	INR	47,402	692,000	685,046	—	(6,954)
Expiring 09/19/18	Credit Suisse First Boston Corp.	INR	47,844	695,000	691,431	—	(3,569)
Expiring 09/19/18	Goldman Sachs & Co.	INR	50,426	723,000	728,743	5,743	—
Indonesian Rupiah,
Expiring 07/16/18	Bank of America	IDR	18,533,346	1,335,544	1,290,263	—	(45,281)
Expiring 07/19/18	JPMorgan Chase	IDR	891,681	62,030	62,052	22	—
Expiring 09/19/18	Hong Kong & Shanghai Bank	IDR	6,852,480	477,192	472,856	—	(4,336)
Expiring 09/19/18	Hong Kong & Shanghai Bank	IDR	4,795,164	333,925	330,891	—	(3,034)
Japanese Yen,
Expiring 07/03/18	BNP Paribas	JPY	178,000	1,638,895	1,608,172	—	(30,723)
Expiring 07/03/18	Morgan Stanley	JPY	70,200	636,158	634,234	—	(1,924)
Expiring 08/02/18	Morgan Stanley	JPY	178,000	1,616,352	1,611,508	—	(4,844)
Expiring 09/19/18	Barclays Capital Group	JPY	7,707,545	70,875,930	70,024,993	—	(850,937)
Expiring 09/19/18	Citigroup Global Markets	JPY	341,524	3,170,049	3,102,831	—	(67,218)
Expiring 09/19/18	Citigroup Global Markets	JPY	340,902	3,119,026	3,097,181	—	(21,845)
Expiring 09/19/18	Citigroup Global Markets	JPY	230,272	2,091,538	2,092,080	542	—
Expiring 09/19/18	Citigroup Global Markets	JPY	32,185	297,317	292,409	—	(4,908)
Expiring 09/19/18	Citigroup Global Markets	JPY	31,747	292,119	288,429	—	(3,690)
Expiring 09/19/18	Citigroup Global Markets	JPY	14,474	132,266	131,500	—	(766)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Japanese Yen (continued),
Expiring 09/19/18	Citigroup Global Markets	JPY	356	$3,243	$3,234	$—	$(9)
Expiring 09/19/18	Citigroup Global Markets	JPY	1	9	9	—	—
Expiring 09/19/18	UBS AG	JPY	25,000	227,414	227,131	—	(283)
Expiring 09/20/18	Goldman Sachs & Co.	JPY	2,529	23,217	22,976	—	(241)
Expiring 09/20/18	JPMorgan Chase	JPY	14,065	128,535	127,796	—	(739)
Malaysian Ringgit,
Expiring 07/16/18	Goldman Sachs & Co.	MYR	5,709	1,476,720	1,412,769	—	(63,951)
Mexican Peso,
Expiring 07/16/18	JPMorgan Chase	MXN	7,988	431,175	401,099	—	(30,076)
Expiring 07/18/18	Morgan Stanley	MXN	12,855	620,000	645,310	25,310	—
Expiring 07/19/18	Barclays Capital Group	MXN	25,776	1,251,614	1,293,672	42,058	—
Expiring 07/19/18	Barclays Capital Group	MXN	2,650	129,723	133,002	3,279	—
Expiring 07/19/18	Barclays Capital Group	MXN	1,600	79,619	80,303	684	—
Expiring 07/19/18	Citigroup Global Markets	MXN	1,900	96,539	95,360	—	(1,179)
Expiring 07/19/18	JPMorgan Chase	MXN	4,400	221,607	220,834	—	(773)
Expiring 07/19/18	Morgan Stanley	MXN	2,980	143,552	149,565	6,013	—
Expiring 07/25/18	JPMorgan Chase	MXN	1,442	75,000	72,282	—	(2,718)
Expiring 08/15/18	JPMorgan Chase	MXN	10,379	530,000	518,581	—	(11,419)
Expiring 08/27/18	Barclays Capital Group	MXN	1,981	103,718	98,787	—	(4,931)
Expiring 08/27/18	Citigroup Global Markets	MXN	84,372	4,394,445	4,207,426	—	(187,019)
Expiring 09/20/18	JPMorgan Chase	MXN	45,031	2,155,248	2,237,543	82,295	—
Expiring 09/20/18	JPMorgan Chase	MXN	2,513	124,633	124,888	255	—
Expiring 10/18/18	JPMorgan Chase	MXN	7,988	393,136	395,162	2,026	—
Expiring 03/14/19	Deutsche Bank AG	MXN	5,771	269,000	279,039	10,039	—
Expiring 03/14/19	Hong Kong & Shanghai Bank	MXN	2,363	120,000	114,275	—	(5,725)
New Taiwanese Dollar,
Expiring 07/19/18	JPMorgan Chase	TWD	5,930	198,643	194,746	—	(3,897)
Expiring 09/19/18	Standard Chartered PLC	TWD	3,744	126,000	123,525	—	(2,475)
New Zealand Dollar,
Expiring 09/19/18	Barclays Capital Group	NZD	22,535	15,852,903	15,263,898	—	(589,005)
Expiring 09/19/18	Barclays Capital Group	NZD	3,157	2,223,686	2,138,561	—	(85,125)
Expiring 09/19/18	Barclays Capital Group	NZD	3,099	2,181,858	2,099,399	—	(82,459)
Expiring 09/19/18	Barclays Capital Group	NZD	2,854	1,983,568	1,933,293	—	(50,275)
Expiring 09/19/18	Barclays Capital Group	NZD	1,733	1,172,032	1,173,940	1,908	—
Expiring 09/19/18	Barclays Capital Group	NZD	695	479,028	470,834	—	(8,194)
Expiring 09/19/18	Morgan Stanley	NZD	7,778	5,255,325	5,268,165	12,840	—
Expiring 09/19/18	Morgan Stanley	NZD	7,088	4,890,990	4,800,927	—	(90,063)
Expiring 09/19/18	Morgan Stanley	NZD	5,134	3,620,796	3,477,683	—	(143,113)
Expiring 09/19/18	Morgan Stanley	NZD	1,780	1,252,386	1,205,447	—	(46,939)
Expiring 09/19/18	Morgan Stanley	NZD	1,625	1,141,745	1,100,682	—	(41,063)
Expiring 09/19/18	Morgan Stanley	NZD	941	649,420	637,276	—	(12,144)
Expiring 09/19/18	Morgan Stanley	NZD	496	341,993	336,098	—	(5,895)
Norwegian Krone,
Expiring 07/03/18	JPMorgan Chase	NOK	17,220	2,077,121	2,114,695	37,574	—
Expiring 09/19/18	Barclays Capital Group	NOK	75,298	9,332,490	9,276,199	—	(56,291)
Expiring 09/19/18	Barclays Capital Group	NOK	46,892	5,790,160	5,776,818	—	(13,342)
Expiring 09/19/18	Barclays Capital Group	NOK	36,099	4,511,822	4,447,160	—	(64,662)
Expiring 09/19/18	Barclays Capital Group	NOK	21,381	2,676,775	2,633,986	—	(42,789)
Expiring 09/19/18	Barclays Capital Group	NOK	16,156	1,991,347	1,990,317	—	(1,030)
Expiring 09/19/18	Barclays Capital Group	NOK	13,228	1,636,150	1,629,537	—	(6,613)
Expiring 09/19/18	Barclays Capital Group	NOK	11,733	1,445,543	1,445,399	—	(144)
Expiring 09/19/18	Barclays Capital Group	NOK	3,180	390,774	391,691	917	—
Expiring 09/19/18	Barclays Capital Group	NOK	1,697	210,422	209,004	—	(1,418)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Norwegian Krone (continued),
Expiring 09/19/18	Barclays Capital Group	NOK	116	$14,428	$14,343	$—	$(85)
Expiring 09/19/18	Citigroup Global Markets	NOK	657	81,459	80,939	—	(520)
Expiring 09/19/18	Citigroup Global Markets	NOK	35	4,286	4,312	26	—
Expiring 09/19/18	Citigroup Global Markets	NOK	35	4,326	4,312	—	(14)
Expiring 09/19/18	Citigroup Global Markets	NOK	1	124	123	—	(1)
Expiring 09/19/18	Morgan Stanley	NOK	32,854	4,047,824	4,047,433	—	(391)
Expiring 09/19/18	Morgan Stanley	NOK	26,239	3,290,204	3,232,469	—	(57,735)
Expiring 09/19/18	Morgan Stanley	NOK	19,701	2,439,879	2,427,078	—	(12,801)
Expiring 09/19/18	Morgan Stanley	NOK	15,514	1,927,619	1,911,247	—	(16,372)
Expiring 09/19/18	Morgan Stanley	NOK	13,320	1,657,694	1,640,943	—	(16,751)
Expiring 09/19/18	Morgan Stanley	NOK	11,333	1,413,371	1,396,196	—	(17,175)
Expiring 09/19/18	Morgan Stanley	NOK	11,158	1,366,001	1,374,645	8,644	—
Expiring 09/19/18	Morgan Stanley	NOK	10,126	1,241,982	1,247,431	5,449	—
Peruvian Nuevo Sol,
Expiring 07/19/18	BNP Paribas	PEN	2,909	888,817	884,986	—	(3,831)
Expiring 07/19/18	Citigroup Global Markets	PEN	4,530	1,399,790	1,378,297	—	(21,493)
Philippine Peso,
Expiring 07/19/18	JPMorgan Chase	PHP	16,478	312,379	308,466	—	(3,913)
Polish Zloty,
Expiring 07/19/18	Bank of America	PLN	10,166	3,011,639	2,714,794	—	(296,845)
Russian Ruble,
Expiring 07/10/18	Hong Kong & Shanghai Bank	RUB	91,375	1,429,505	1,453,262	23,757	—
Expiring 07/10/18	Hong Kong & Shanghai Bank	RUB	67,838	1,076,276	1,078,911	2,635	—
Expiring 07/16/18	Morgan Stanley	RUB	36,540	577,251	580,766	3,515	—
Expiring 07/19/18	Barclays Capital Group	RUB	90,160	1,440,946	1,432,538	—	(8,408)
Expiring 07/19/18	Citigroup Global Markets	RUB	150,319	2,399,541	2,388,399	—	(11,142)
Expiring 08/03/18	JPMorgan Chase	RUB	73,227	1,150,893	1,161,588	10,695	—
Expiring 08/24/18	Hong Kong & Shanghai Bank	RUB	93,429	1,494,815	1,478,539	—	(16,276)
Expiring 08/24/18	Hong Kong & Shanghai Bank	RUB	68,423	1,094,739	1,082,819	—	(11,920)
Expiring 09/13/18	UBS AG	RUB	91,375	1,430,647	1,443,402	12,755	—
Expiring 09/20/18	BNP Paribas	RUB	169,947	2,701,823	2,682,936	—	(18,887)
Expiring 09/20/18	BNP Paribas	RUB	3,504	55,444	55,323	—	(121)
Saudi Arabian Riyal,
Expiring 08/15/18	Bank of America	SAR	18,934	5,049,067	5,049,210	143	—
Expiring 08/15/18	Bank of America	SAR	1,396	372,227	372,277	50	—
Singapore Dollar,
Expiring 09/19/18	Barclays Capital Group	SGD	6,613	4,964,228	4,862,085	—	(102,143)
Expiring 09/19/18	Barclays Capital Group	SGD	5,427	4,076,714	3,990,423	—	(86,291)
Expiring 09/19/18	Barclays Capital Group	SGD	5,251	3,897,962	3,861,050	—	(36,912)
Expiring 09/19/18	Barclays Capital Group	SGD	4,416	3,247,877	3,246,611	—	(1,266)
Expiring 09/19/18	Barclays Capital Group	SGD	2,816	2,111,829	2,070,389	—	(41,440)
Expiring 09/19/18	Barclays Capital Group	SGD	2,794	2,060,737	2,054,234	—	(6,503)
Expiring 09/19/18	Barclays Capital Group	SGD	929	685,296	682,816	—	(2,480)
Expiring 09/19/18	Barclays Capital Group	SGD	677	497,036	497,538	502	—
Expiring 09/19/18	Citigroup Global Markets	SGD	7	5,253	5,146	—	(107)
Expiring 09/19/18	Citigroup Global Markets	SGD	3	2,197	2,206	9	—
Expiring 09/19/18	Morgan Stanley	SGD	8,805	6,477,347	6,474,283	—	(3,064)
Expiring 09/19/18	Morgan Stanley	SGD	6,689	5,020,188	4,918,523	—	(101,665)
Expiring 09/19/18	Morgan Stanley	SGD	6,011	4,514,751	4,419,773	—	(94,978)
Expiring 09/19/18	Morgan Stanley	SGD	5,332	4,013,319	3,920,116	—	(93,203)
Expiring 09/19/18	Morgan Stanley	SGD	1,763	1,325,698	1,295,889	—	(29,809)
Expiring 09/19/18	Morgan Stanley	SGD	1,058	794,208	778,118	—	(16,090)
Expiring 09/19/18	Morgan Stanley	SGD	510	374,504	374,628	124	—

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Singapore Dollar (continued),
Expiring 09/19/18	Morgan Stanley	SGD	483	$362,033	$355,002	$—	$(7,031)
Expiring 09/19/18	Morgan Stanley	SGD	173	127,772	127,305	—	(467)
South African Rand,
Expiring 07/19/18	Barclays Capital Group	ZAR	14,260	1,082,908	1,036,825	—	(46,083)
Expiring 07/19/18	Barclays Capital Group	ZAR	12,070	908,696	877,593	—	(31,103)
Expiring 07/19/18	Barclays Capital Group	ZAR	7,620	577,542	554,039	—	(23,503)
Expiring 07/19/18	Citigroup Global Markets	ZAR	2,952	218,981	214,607	—	(4,374)
Expiring 09/20/18	JPMorgan Chase	ZAR	2,729	196,590	196,801	211	—
South Korean Won,
Expiring 07/19/18	JPMorgan Chase	KRW	171,627	159,091	154,073	—	(5,018)
Swedish Krona,
Expiring 07/03/18	Citigroup Global Markets	SEK	1,620	188,428	180,924	—	(7,504)
Expiring 07/03/18	Standard Chartered PLC	SEK	132,475	14,877,252	14,795,018	—	(82,234)
Expiring 09/19/18	Barclays Capital Group	SEK	77,445	8,899,283	8,702,083	—	(197,200)
Expiring 09/19/18	Barclays Capital Group	SEK	72,190	8,326,751	8,111,636	—	(215,115)
Expiring 09/19/18	Barclays Capital Group	SEK	42,040	4,710,943	4,723,850	12,907	—
Expiring 09/19/18	Barclays Capital Group	SEK	5,535	638,563	621,884	—	(16,679)
Expiring 09/19/18	Barclays Capital Group	SEK	3,832	447,837	430,568	—	(17,269)
Expiring 09/19/18	Citigroup Global Markets	SEK	3,744	429,043	420,692	—	(8,351)
Expiring 09/19/18	Citigroup Global Markets	SEK	544	62,550	61,126	—	(1,424)
Expiring 09/19/18	Citigroup Global Markets	SEK	71	8,261	7,978	—	(283)
Expiring 09/19/18	Citigroup Global Markets	SEK	33	3,831	3,708	—	(123)
Expiring 09/19/18	Citigroup Global Markets	SEK	18	2,072	2,023	—	(49)
Expiring 09/19/18	Morgan Stanley	SEK	25,111	2,838,031	2,821,622	—	(16,409)
Expiring 09/19/18	Morgan Stanley	SEK	22,677	2,617,830	2,548,073	—	(69,757)
Expiring 09/19/18	Morgan Stanley	SEK	18,071	2,028,201	2,030,548	2,347	—
Expiring 09/19/18	Morgan Stanley	SEK	8,239	953,725	925,709	—	(28,016)
Expiring 09/19/18	Morgan Stanley	SEK	6,678	753,455	750,406	—	(3,049)
Expiring 09/19/18	Morgan Stanley	SEK	5,672	645,489	637,294	—	(8,195)
Expiring 09/19/18	UBS AG	SEK	14,000	1,636,455	1,573,102	—	(63,353)
Expiring 09/20/18	Citigroup Global Markets	SEK	16,115	1,813,609	1,810,914	—	(2,695)
Expiring 09/20/18	Citigroup Global Markets	SEK	306	34,358	34,351	—	(7)
Expiring 09/20/18	UBS AG	SEK	17	1,871	1,868	—	(3)
Swiss Franc,
Expiring 09/19/18	Citigroup Global Markets	CHF	1,573	1,600,897	1,599,975	—	(922)
Expiring 09/19/18	Citigroup Global Markets	CHF	564	575,755	573,672	—	(2,083)
Expiring 09/19/18	Citigroup Global Markets	CHF	204	206,546	207,498	952	—
Expiring 09/19/18	Citigroup Global Markets	CHF	186	188,013	189,189	1,176	—
Expiring 09/19/18	Citigroup Global Markets	CHF	163	164,616	165,796	1,180	—
Expiring 09/19/18	Citigroup Global Markets	CHF	43	43,361	43,738	377	—
Expiring 09/19/18	Citigroup Global Markets	CHF	11	11,194	11,189	—	(5)
Expiring 09/19/18	Citigroup Global Markets	CHF	1	1,023	1,017	—	(6)
Expiring 09/20/18	Bank of America	CHF	43	43,716	43,765	49	—
Turkish Lira,
Expiring 07/02/18	Citigroup Global Markets	TRY	174	37,790	37,727	—	(63)
Expiring 07/19/18	Barclays Capital Group	TRY	6,772	1,605,751	1,461,329	—	(144,422)
Expiring 07/19/18	Citigroup Global Markets	TRY	10,291	2,438,034	2,220,790	—	(217,244)
Expiring 07/20/18	BNP Paribas	TRY	2,094	451,325	451,691	366	—
Expiring 07/20/18	Citigroup Global Markets	TRY	678	147,995	146,249	—	(1,746)
Expiring 08/15/18	Natwest Markets PLC	TRY	8,878	2,018,875	1,892,798	—	(126,077)
Expiring 09/18/18	Morgan Stanley	TRY	172	35,000	36,049	1,049	—
Expiring 09/20/18	Citigroup Global Markets	TRY	7,136	1,451,005	1,498,697	47,692	—
Expiring 09/20/18	UBS AG	TRY	15,812	3,214,930	3,320,735	105,805	—

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Turkish Lira (continued),
Expiring 09/20/18	UBS AG	TRY	1,236	$260,137	$259,534	$—	$(603)

				$884,331,432	$869,863,624	996,161	(15,463,969)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/03/18	BNP Paribas	ARS	8,484	$309,070	$291,990	$17,080	$—
Expiring 07/03/18	BNP Paribas	ARS	4,819	172,972	165,854	7,118	—
Expiring 07/05/18	Bank of America	ARS	335	15,858	11,504	4,354	—
Expiring 07/12/18	JPMorgan Chase	ARS	1,103	42,000	37,564	4,436	—
Expiring 07/12/18	JPMorgan Chase	ARS	973	37,000	33,155	3,845	—
Expiring 07/13/18	Hong Kong & Shanghai Bank	ARS	1,046	40,000	35,600	4,400	—
Expiring 07/13/18	Hong Kong & Shanghai Bank	ARS	1,023	39,000	34,816	4,184	—
Expiring 07/16/18	Barclays Capital Group	ARS	3,091	116,000	104,863	11,137	—
Expiring 07/16/18	Barclays Capital Group	ARS	1,310	49,000	44,445	4,555	—
Expiring 07/16/18	Barclays Capital Group	ARS	961	36,456	32,585	3,871	—
Expiring 07/16/18	JPMorgan Chase	ARS	19,994	920,534	678,215	242,319	—
Expiring 07/16/18	JPMorgan Chase	ARS	16,625	635,025	563,934	71,091	—
Expiring 07/16/18	JPMorgan Chase	ARS	1,564	58,888	53,035	5,853	—
Expiring 07/18/18	Hong Kong & Shanghai Bank	ARS	403	19,045	13,640	5,405	—
Expiring 07/23/18	Barclays Capital Group	ARS	1,181	41,000	39,746	1,254	—
Expiring 07/23/18	Barclays Capital Group	ARS	515	18,000	17,328	672	—
Expiring 07/23/18	Barclays Capital Group	ARS	58	2,000	1,952	48	—
Expiring 07/23/18	Citigroup Global Markets	ARS	1,262	44,000	42,475	1,525	—
Expiring 07/23/18	Goldman Sachs & Co.	ARS	457	16,000	15,392	608	—
Expiring 08/15/18	BNP Paribas	ARS	440	20,439	14,472	5,967	—
Expiring 08/21/18	Bank of America	ARS	8,063	306,112	263,672	42,440	—
Expiring 08/22/18	Citigroup Global Markets	ARS	3,473	113,527	113,457	70	—
Expiring 08/27/18	BNP Paribas	ARS	19,944	740,709	648,453	92,256	—
Expiring 09/04/18	Morgan Stanley	ARS	1,368	62,000	44,140	17,860	—
Expiring 09/28/18	Citigroup Global Markets	ARS	335	11,325	10,557	768	—
Expiring 10/05/18	Citigroup Global Markets	ARS	2,841	128,264	89,035	39,229	—
Australian Dollar,
Expiring 07/03/18	BNP Paribas	AUD	183	138,808	135,431	3,377	—
Expiring 07/03/18	Goldman Sachs & Co.	AUD	5,650	4,247,359	4,181,344	66,015	—
Expiring 07/03/18	Goldman Sachs & Co.	AUD	4,609	3,464,793	3,410,941	53,852	—
Expiring 07/03/18	Morgan Stanley	AUD	991	748,507	733,400	15,107	—
Expiring 07/19/18	Barclays Capital Group	AUD	3,170	2,401,380	2,346,133	55,247	—
Expiring 07/19/18	Citigroup Global Markets	AUD	6,017	4,666,385	4,452,949	213,436	—
Expiring 07/19/18	Citigroup Global Markets	AUD	2,020	1,483,159	1,495,012	—	(11,853)
Expiring 08/02/18	Bank of America	AUD	4,609	3,402,686	3,411,307	—	(8,621)
Expiring 08/02/18	Goldman Sachs & Co.	AUD	6,824	5,012,740	5,050,719	—	(37,979)
Expiring 09/19/18	Barclays Capital Group	AUD	14,562	11,139,609	10,779,414	360,195	—
Expiring 09/19/18	Barclays Capital Group	AUD	4,969	3,804,170	3,678,500	125,670	—
Expiring 09/19/18	Barclays Capital Group	AUD	2,496	1,912,342	1,847,788	64,554	—
Expiring 09/19/18	Barclays Capital Group	AUD	1,631	1,244,699	1,207,358	37,341	—
Expiring 09/19/18	Barclays Capital Group	AUD	1,021	752,339	755,607	—	(3,268)
Expiring 09/19/18	Barclays Capital Group	AUD	940	715,549	695,542	20,007	—
Expiring 09/19/18	Barclays Capital Group	AUD	92	67,316	67,724	—	(408)
Expiring 09/19/18	Citigroup Global Markets	AUD	816	602,873	604,032	—	(1,159)

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Australian Dollar (continued),
Expiring 09/19/18	Citigroup Global Markets	AUD	105	$77,593	$77,724	$—	$(131)
Expiring 09/19/18	Citigroup Global Markets	AUD	23	16,936	17,025	—	(89)
Expiring 09/19/18	Morgan Stanley	AUD	1,637	1,215,041	1,211,523	3,518	—
Expiring 09/19/18	Morgan Stanley	AUD	1,406	1,062,215	1,040,395	21,820	—
Expiring 09/19/18	UBS AG	AUD	200	148,790	148,047	743	—
Expiring 09/20/18	Barclays Capital Group	AUD	385	284,847	285,116	—	(269)
Expiring 09/20/18	Citigroup Global Markets	AUD	844	621,593	624,620	—	(3,027)
Expiring 09/20/18	Goldman Sachs & Co.	AUD	4,207	3,099,395	3,114,017	—	(14,622)
Expiring 09/20/18	JPMorgan Chase	AUD	1,138	838,160	842,100	—	(3,940)
Expiring 09/20/18	State Street Bank	AUD	1,394	1,027,260	1,032,088	—	(4,828)
Expiring 09/20/18	UBS AG	AUD	3,653	2,691,540	2,704,234	—	(12,694)
Brazilian Real,
Expiring 07/03/18	Bank of America	BRL	700	206,429	180,522	25,907	—
Expiring 07/03/18	BNP Paribas	BRL	800	228,245	206,310	21,935	—
Expiring 07/03/18	Citigroup Global Markets	BRL	2,600	773,487	670,509	102,978	—
Expiring 07/03/18	Credit Suisse First Boston Corp.	BRL	1,551	408,384	399,995	8,389	—
Expiring 07/03/18	Deutsche Bank AG	BRL	8,400	2,402,809	2,166,260	236,549	—
Expiring 07/03/18	Goldman Sachs & Co.	BRL	3,100	922,894	799,454	123,440	—
Expiring 07/03/18	Goldman Sachs & Co.	BRL	2,856	749,972	736,528	13,444	—
Expiring 07/03/18	Hong Kong & Shanghai Bank	BRL	8,200	2,340,851	2,114,683	226,168	—
Expiring 07/03/18	JPMorgan Chase	BRL	8,700	2,541,259	2,243,627	297,632	—
Expiring 07/03/18	JPMorgan Chase	BRL	3,100	921,933	799,453	122,480	—
Expiring 07/03/18	JPMorgan Chase	BRL	3,100	904,449	799,453	104,996	—
Expiring 07/03/18	JPMorgan Chase	BRL	2,856	740,702	736,528	4,174	—
Expiring 07/03/18	Morgan Stanley	BRL	4,100	1,187,167	1,057,341	129,826	—
Expiring 07/03/18	Morgan Stanley	BRL	400	117,855	103,155	14,700	—
Expiring 07/16/18	JPMorgan Chase	BRL	5,015	1,354,548	1,291,308	63,240	—
Expiring 07/17/18	JPMorgan Chase	BRL	2,629	765,000	676,807	88,193	—
Expiring 07/19/18	Citigroup Global Markets	BRL	5,820	1,685,491	1,497,973	187,518	—
Expiring 07/19/18	Citigroup Global Markets	BRL	432	126,427	111,187	15,240	—
Expiring 07/19/18	Goldman Sachs & Co.	BRL	2,653	743,074	682,876	60,198	—
Expiring 07/19/18	JPMorgan Chase	BRL	2,856	740,395	735,088	5,307	—
Expiring 08/06/18	Goldman Sachs & Co.	BRL	1,998	560,000	513,088	46,912	—
Expiring 08/17/18	Morgan Stanley	BRL	1,985	535,999	509,396	26,603	—
Expiring 09/10/18	Citigroup Global Markets	BRL	1,635	422,400	418,606	3,794	—
Expiring 09/20/18	Goldman Sachs & Co.	BRL	2,013	535,071	514,854	20,217	—
Expiring 09/20/18	Goldman Sachs & Co.	BRL	227	58,316	58,168	148	—
Expiring 10/02/18	BNP Paribas	BRL	5,710	1,655,792	1,459,061	196,731	—
Expiring 10/02/18	Standard Chartered PLC	BRL	5,300	1,533,742	1,354,295	179,447	—
Expiring 10/15/18	JPMorgan Chase	BRL	5,015	1,288,165	1,280,057	8,108	—
Expiring 01/03/19	BNP Paribas	BRL	9,397	2,546,198	2,381,515	164,683	—
Expiring 01/03/19	BNP Paribas	BRL	1,485	389,222	376,349	12,873	—
Expiring 01/03/19	Citigroup Global Markets	BRL	3,019	794,035	765,116	28,919	—
Expiring 01/03/19	JPMorgan Chase	BRL	9,616	2,561,876	2,437,018	124,858	—
Expiring 01/03/19	JPMorgan Chase	BRL	3,100	862,429	785,645	76,784	—
Expiring 01/03/19	Standard Chartered PLC	BRL	5,134	1,379,032	1,301,128	77,904	—
Expiring 03/14/19	Deutsche Bank AG	BRL	1,209	316,000	304,432	11,568	—
Expiring 03/14/19	Hong Kong & Shanghai Bank	BRL	405	120,000	101,961	18,039	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	27,250	7,058,495	6,819,679	238,816	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	10,387	2,686,513	2,599,585	86,928	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	10,179	2,628,628	2,547,323	81,305	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	879	220,737	220,086	651	—

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
British Pound,
Expiring 07/03/18	Citigroup Global Markets	GBP	14,872	$19,703,511	$19,630,982	$72,529	$—
Expiring 07/03/18	Citigroup Global Markets	GBP	7,306	9,679,522	9,643,891	35,631	—
Expiring 07/03/18	Citigroup Global Markets	GBP	1,741	2,338,527	2,298,113	40,414	—
Expiring 07/03/18	Goldman Sachs & Co.	GBP	293	390,755	386,759	3,996	—
Expiring 07/03/18	Goldman Sachs & Co.	GBP	55	72,608	72,600	8	—
Expiring 07/03/18	JPMorgan Chase	GBP	1,546	2,062,118	2,040,714	21,404	—
Expiring 07/03/18	JPMorgan Chase	GBP	888	1,181,920	1,172,156	9,764	—
Expiring 07/03/18	JPMorgan Chase	GBP	842	1,108,381	1,111,437	—	(3,056)
Expiring 07/11/18	Citigroup Global Markets	GBP	196	264,036	258,817	5,219	—
Expiring 08/02/18	UBS AG	GBP	19,944	26,408,329	26,362,882	45,447	—
Expiring 09/19/18	Barclays Capital Group	GBP	5,406	7,184,685	7,161,103	23,582	—
Expiring 09/19/18	Barclays Capital Group	GBP	4,356	5,844,209	5,770,790	73,419	—
Expiring 09/19/18	Barclays Capital Group	GBP	3,359	4,519,993	4,449,832	70,161	—
Expiring 09/19/18	Barclays Capital Group	GBP	3,051	4,116,170	4,041,371	74,799	—
Expiring 09/19/18	Barclays Capital Group	GBP	2,130	2,840,084	2,822,059	18,025	—
Expiring 09/19/18	Barclays Capital Group	GBP	1,813	2,429,189	2,402,013	27,176	—
Expiring 09/19/18	Barclays Capital Group	GBP	858	1,160,523	1,137,008	23,515	—
Expiring 09/19/18	Barclays Capital Group	GBP	806	1,071,318	1,066,954	4,364	—
Expiring 09/19/18	Barclays Capital Group	GBP	712	949,383	943,037	6,346	—
Expiring 09/19/18	Barclays Capital Group	GBP	274	365,743	363,183	2,560	—
Expiring 09/19/18	Citigroup Global Markets	GBP	1,060	1,433,830	1,404,144	29,686	—
Expiring 09/19/18	Citigroup Global Markets	GBP	530	707,724	702,072	5,652	—
Expiring 09/19/18	Morgan Stanley	GBP	5,037	6,787,968	6,671,937	116,031	—
Expiring 09/19/18	Morgan Stanley	GBP	1,770	2,385,028	2,344,056	40,972	—
Expiring 09/19/18	Morgan Stanley	GBP	372	500,105	493,172	6,933	—
Expiring 06/18/19	Citigroup Global Markets	GBP	303	406,081	406,774	—	(693)
Canadian Dollar,
Expiring 07/03/18	Citigroup Global Markets	CAD	8,359	6,420,813	6,358,801	62,012	—
Expiring 07/03/18	Citigroup Global Markets	CAD	1,900	1,465,139	1,445,355	19,784	—
Expiring 07/03/18	Goldman Sachs & Co.	CAD	600	462,860	456,428	6,432	—
Expiring 07/03/18	Goldman Sachs & Co.	CAD	200	154,696	152,143	2,553	—
Expiring 07/03/18	Goldman Sachs & Co.	CAD	179	134,461	136,167	—	(1,706)
Expiring 07/03/18	JPMorgan Chase	CAD	2,803	2,162,832	2,132,279	30,553	—
Expiring 07/03/18	JPMorgan Chase	CAD	829	621,424	630,631	—	(9,207)
Expiring 07/03/18	Morgan Stanley	CAD	1,042	803,244	792,663	10,581	—
Expiring 07/05/18	BNP Paribas	CAD	187	142,160	142,258	—	(98)
Expiring 07/05/18	Goldman Sachs & Co.	CAD	200	154,687	152,148	2,539	—
Expiring 07/19/18	Citigroup Global Markets	CAD	1,700	1,309,864	1,293,583	16,281	—
Expiring 07/19/18	JPMorgan Chase	CAD	3,000	2,314,922	2,282,792	32,130	—
Expiring 07/27/18	Barclays Capital Group	CAD	752	565,500	572,286	—	(6,786)
Expiring 08/02/18	Hong Kong & Shanghai Bank	CAD	8,177	6,149,221	6,223,684	—	(74,463)
Expiring 08/21/18	Goldman Sachs & Co.	CAD	1,300	978,142	989,789	—	(11,647)
Expiring 09/19/18	Barclays Capital Group	CAD	6,272	4,864,573	4,777,797	86,776	—
Expiring 09/19/18	Barclays Capital Group	CAD	5,647	4,378,958	4,301,332	77,626	—
Expiring 09/19/18	Barclays Capital Group	CAD	4,756	3,597,305	3,622,507	—	(25,202)
Expiring 09/19/18	Barclays Capital Group	CAD	4,256	3,224,154	3,241,762	—	(17,608)
Expiring 09/19/18	Barclays Capital Group	CAD	3,318	2,501,734	2,527,309	—	(25,575)
Expiring 09/19/18	Barclays Capital Group	CAD	2,934	2,206,752	2,234,595	—	(27,843)
Expiring 09/19/18	Barclays Capital Group	CAD	2,658	2,002,607	2,024,797	—	(22,190)
Expiring 09/19/18	Barclays Capital Group	CAD	648	487,267	493,917	—	(6,650)
Expiring 09/19/18	Citigroup Global Markets	CAD	3,934	2,969,090	2,996,675	—	(27,585)
Expiring 09/19/18	Citigroup Global Markets	CAD	3,016	2,290,397	2,297,401	—	(7,004)
Expiring 09/19/18	Citigroup Global Markets	CAD	1,365	1,027,084	1,039,772	—	(12,688)

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Canadian Dollar (continued),
Expiring 09/19/18	Citigroup Global Markets	CAD	829	$625,471	$631,480	$—	$(6,009)
Expiring 09/19/18	Citigroup Global Markets	CAD	729	567,098	555,307	11,791	—
Expiring 09/19/18	Citigroup Global Markets	CAD	702	529,127	534,740	—	(5,613)
Expiring 09/19/18	Citigroup Global Markets	CAD	357	275,065	271,940	3,125	—
Expiring 09/19/18	Citigroup Global Markets	CAD	207	162,588	157,680	4,908	—
Expiring 09/19/18	Citigroup Global Markets	CAD	116	89,616	88,361	1,255	—
Expiring 09/19/18	Citigroup Global Markets	CAD	66	51,329	50,274	1,055	—
Expiring 09/19/18	Citigroup Global Markets	CAD	59	44,372	44,943	—	(571)
Expiring 09/19/18	Citigroup Global Markets	CAD	3	2,318	2,285	33	—
Expiring 09/19/18	Citigroup Global Markets	CAD	1	761	761	—	—
Expiring 09/19/18	Citigroup Global Markets	CAD	1	753	762	—	(9)
Expiring 09/19/18	Morgan Stanley	CAD	2,231	1,719,421	1,699,463	19,958	—
Expiring 09/19/18	UBS AG	CAD	900	693,652	685,564	8,088	—
Expiring 09/20/18	BNP Paribas	CAD	4,723	3,564,172	3,597,520	—	(33,348)
Expiring 09/20/18	Citigroup Global Markets	CAD	313	236,169	238,379	—	(2,210)
Expiring 09/20/18	UBS AG	CAD	299	225,790	227,904	—	(2,114)
Expiring 09/20/18	UBS AG	CAD	66	50,557	50,598	—	(41)
Chilean Peso,
Expiring 07/19/18	Barclays Capital Group	CLP	57,011	90,544	87,259	3,285	—
Expiring 09/20/18	Citigroup Global Markets	CLP	319,106	502,418	488,350	14,068	—
Chinese Renminbi,
Expiring 07/19/18	Barclays Capital Group	CNH	10,302	1,624,095	1,551,813	72,282	—
Expiring 07/19/18	Citigroup Global Markets	CNH	38,337	6,057,670	5,774,928	282,742	—
Expiring 09/19/18	Hong Kong & Shanghai Bank	CNH	10,098	1,586,818	1,517,292	69,526	—
Expiring 09/19/18	Hong Kong & Shanghai Bank	CNH	1,572	247,030	236,206	10,824	—
Expiring 09/20/18	Bank of America	CNH	3,253	498,506	488,819	9,687	—
Expiring 10/15/18	Citigroup Global Markets	CNH	18,521	2,887,821	2,780,302	107,519	—
Expiring 10/15/18	Citigroup Global Markets	CNH	8,989	1,346,625	1,349,350	—	(2,725)
Expiring 10/15/18	Citigroup Global Markets	CNH	2,057	322,368	308,788	13,580	—
Expiring 10/15/18	Citigroup Global Markets	CNH	990	152,801	148,614	4,187	—
Expiring 10/15/18	Citigroup Global Markets	CNH	922	143,390	138,406	4,984	—
Expiring 06/20/19	JPMorgan Chase	CNH	47,950	7,187,055	7,143,728	43,327	—
Expiring 06/20/19	JPMorgan Chase	CNH	1,530	227,903	227,971	—	(68)
Colombian Peso,
Expiring 07/17/18	Citigroup Global Markets	COP	2,252,094	764,588	767,738	—	(3,150)
Expiring 07/17/18	Citigroup Global Markets	COP	1,990,512	675,781	678,565	—	(2,784)
Expiring 07/17/18	Credit Suisse First Boston Corp.	COP	149,848	55,000	51,083	3,917	—
Expiring 07/17/18	Deutsche Bank AG	COP	400,869	147,000	136,656	10,344	—
Expiring 07/19/18	Barclays Capital Group	COP	2,134,350	765,823	727,534	38,289	—
Expiring 07/19/18	Morgan Stanley	COP	2,249,695	792,732	766,851	25,881	—
Czech Koruna,
Expiring 08/15/18	Citigroup Global Markets	CZK	15,347	701,344	691,898	9,446	—
Expiring 09/20/18	JPMorgan Chase	CZK	15,033	745,890	678,849	67,041	—
Expiring 09/20/18	JPMorgan Chase	CZK	6,109	274,621	275,847	—	(1,226)
Danish Krone,
Expiring 07/02/18	BNP Paribas	DKK	21,436	3,224,376	3,360,695	—	(136,319)
Expiring 07/02/18	Citigroup Global Markets	DKK	54,923	9,150,871	8,610,662	540,209	—
Expiring 07/02/18	Citigroup Global Markets	DKK	36,414	5,605,172	5,708,917	—	(103,745)
Expiring 07/02/18	Citigroup Global Markets	DKK	615	102,297	96,419	5,878	—
Expiring 07/02/18	Hong Kong & Shanghai Bank	DKK	8,845	1,334,882	1,386,702	—	(51,820)
Expiring 07/02/18	Hong Kong & Shanghai Bank	DKK	695	116,065	108,960	7,105	—
Expiring 07/02/18	JPMorgan Chase	DKK	12,220	1,878,560	1,915,828	—	(37,268)
Expiring 07/02/18	Royal Bank of Canada	DKK	535	84,034	83,876	158	—

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Danish Krone (continued),
Expiring 07/03/18	JPMorgan Chase	DKK	20,695	$3,117,937	$3,244,778	$—	$(126,841)
Expiring 09/19/18	Citigroup Global Markets	DKK	3,324	519,306	524,473	—	(5,167)
Expiring 09/19/18	Citigroup Global Markets	DKK	226	35,918	35,659	259	—
Expiring 09/19/18	Citigroup Global Markets	DKK	144	22,919	22,720	199	—
Expiring 09/20/18	Goldman Sachs & Co.	DKK	510	79,627	80,421	—	(794)
Expiring 10/01/18	Hong Kong & Shanghai Bank	DKK	575	90,409	90,816	—	(407)
Expiring 10/01/18	Standard Chartered PLC	DKK	31,996	5,051,276	5,053,469	—	(2,193)
Euro,
Expiring 07/03/18	BNP Paribas	EUR	29,420	34,123,267	34,367,178	—	(243,911)
Expiring 07/03/18	BNP Paribas	EUR	5,568	6,458,100	6,504,262	—	(46,162)
Expiring 07/03/18	Goldman Sachs & Co.	EUR	99	114,935	115,647	—	(712)
Expiring 07/03/18	JPMorgan Chase	EUR	1,359	1,599,505	1,587,517	11,988	—
Expiring 07/03/18	Morgan Stanley	EUR	770	888,972	899,476	—	(10,504)
Expiring 07/03/18	UBS AG	EUR	1,010	1,192,216	1,179,832	12,384	—
Expiring 07/13/18	Credit Suisse First Boston Corp.	EUR	40	49,626	46,761	2,865	—
Expiring 07/13/18	JPMorgan Chase	EUR	220	274,381	257,185	17,196	—
Expiring 07/19/18	Barclays Capital Group	EUR	14,133	17,560,211	16,529,006	1,031,205	—
Expiring 07/19/18	Barclays Capital Group	EUR	670	799,645	783,598	16,047	—
Expiring 07/19/18	Barclays Capital Group	EUR	200	235,063	233,910	1,153	—
Expiring 07/19/18	Citigroup Global Markets	EUR	1,333	1,623,847	1,559,400	64,447	—
Expiring 07/19/18	Citigroup Global Markets	EUR	910	1,064,536	1,064,290	246	—
Expiring 07/19/18	Citigroup Global Markets	EUR	390	452,170	456,124	—	(3,954)
Expiring 07/19/18	Citigroup Global Markets	EUR	350	415,198	409,342	5,856	—
Expiring 07/19/18	Citigroup Global Markets	EUR	350	407,435	409,342	—	(1,907)
Expiring 07/19/18	Citigroup Global Markets	EUR	330	395,535	385,952	9,583	—
Expiring 07/19/18	Citigroup Global Markets	EUR	330	386,433	385,951	482	—
Expiring 07/19/18	Citigroup Global Markets	EUR	257	298,910	300,574	—	(1,664)
Expiring 07/19/18	Citigroup Global Markets	EUR	235	278,072	274,844	3,228	—
Expiring 07/19/18	Citigroup Global Markets	EUR	221	256,373	258,470	—	(2,097)
Expiring 07/19/18	Citigroup Global Markets	EUR	215	251,971	251,453	518	—
Expiring 07/19/18	Citigroup Global Markets	EUR	205	247,391	239,758	7,633	—
Expiring 07/19/18	Citigroup Global Markets	EUR	190	223,698	222,214	1,484	—
Expiring 07/19/18	Citigroup Global Markets	EUR	185	215,153	216,367	—	(1,214)
Expiring 07/19/18	JPMorgan Chase	EUR	1,750	2,067,940	2,046,712	21,228	—
Expiring 08/02/18	BNP Paribas	EUR	27,946	32,587,738	32,719,274	—	(131,536)
Expiring 08/02/18	BNP Paribas	EUR	6,037	7,039,685	7,068,100	—	(28,415)
Expiring 08/29/18	Barclays Capital Group	EUR	435	510,886	510,622	264	—
Expiring 08/31/18	Hong Kong & Shanghai Bank	EUR	700	866,093	821,439	44,654	—
Expiring 08/31/18	Hong Kong & Shanghai Bank	EUR	370	459,994	434,189	25,805	—
Expiring 09/19/18	Barclays Capital Group	EUR	7,522	8,895,035	8,839,778	55,257	—
Expiring 09/19/18	Barclays Capital Group	EUR	6,242	7,315,150	7,336,051	—	(20,901)
Expiring 09/19/18	Barclays Capital Group	EUR	5,611	6,589,403	6,594,426	—	(5,023)
Expiring 09/19/18	Barclays Capital Group	EUR	5,213	6,192,491	6,126,280	66,211	—
Expiring 09/19/18	Barclays Capital Group	EUR	4,269	5,089,671	5,016,446	73,225	—
Expiring 09/19/18	Barclays Capital Group	EUR	3,027	3,539,653	3,557,114	—	(17,461)
Expiring 09/19/18	Barclays Capital Group	EUR	2,962	3,449,283	3,480,578	—	(31,295)
Expiring 09/19/18	Barclays Capital Group	EUR	2,567	2,986,271	3,016,911	—	(30,640)
Expiring 09/19/18	Barclays Capital Group	EUR	2,157	2,536,455	2,535,362	1,093	—
Expiring 09/19/18	Barclays Capital Group	EUR	1,775	2,091,379	2,085,714	5,665	—
Expiring 09/19/18	Barclays Capital Group	EUR	1,754	2,062,759	2,061,779	980	—
Expiring 09/19/18	Citigroup Global Markets	EUR	2,150	2,512,648	2,526,667	—	(14,019)
Expiring 09/19/18	Citigroup Global Markets	EUR	1,689	1,980,092	1,984,903	—	(4,811)
Expiring 09/19/18	Citigroup Global Markets	EUR	814	956,593	956,608	—	(15)

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 09/19/18	Citigroup Global Markets	EUR	672	$793,280	$789,731	$3,549	$—
Expiring 09/19/18	Citigroup Global Markets	EUR	268	311,878	314,952	—	(3,074)
Expiring 09/19/18	Citigroup Global Markets	EUR	126	147,705	148,075	—	(370)
Expiring 09/19/18	Citigroup Global Markets	EUR	119	141,444	139,848	1,596	—
Expiring 09/19/18	Citigroup Global Markets	EUR	118	137,157	138,672	—	(1,515)
Expiring 09/19/18	Citigroup Global Markets	EUR	50	58,225	58,760	—	(535)
Expiring 09/19/18	Citigroup Global Markets	EUR	4	4,750	4,701	49	—
Expiring 09/19/18	Citigroup Global Markets	EUR	1	1,177	1,175	2	—
Expiring 09/19/18	Morgan Stanley	EUR	4,204	4,952,968	4,940,137	12,831	—
Expiring 09/19/18	Morgan Stanley	EUR	3,413	3,966,989	4,010,761	—	(43,772)
Expiring 09/19/18	Morgan Stanley	EUR	90	105,298	105,796	—	(498)
Expiring 09/19/18	UBS AG	EUR	1,250	1,457,740	1,468,992	—	(11,252)
Expiring 09/19/18	UBS AG	EUR	375	436,536	440,697	—	(4,161)
Expiring 09/19/18	UBS AG	EUR	250	290,196	293,799	—	(3,603)
Expiring 09/20/18	Bank of New York Mellon	EUR	88	102,465	103,425	—	(960)
Expiring 09/20/18	Barclays Capital Group	EUR	2,989	3,480,250	3,513,204	—	(32,954)
Expiring 09/20/18	Citigroup Global Markets	EUR	961	1,119,010	1,129,654	—	(10,644)
Expiring 09/20/18	Goldman Sachs & Co.	EUR	5,041	5,868,967	5,924,386	—	(55,419)
Expiring 09/20/18	Goldman Sachs & Co.	EUR	110	129,644	129,705	—	(61)
Expiring 09/20/18	JPMorgan Chase	EUR	8,193	10,166,629	9,629,623	537,006	—
Expiring 09/20/18	JPMorgan Chase	EUR	268	315,033	314,887	146	—
Expiring 09/20/18	JPMorgan Chase	EUR	181	221,353	212,882	8,471	—
Expiring 09/20/18	JPMorgan Chase	EUR	114	141,828	134,439	7,389	—
Expiring 09/20/18	JPMorgan Chase	EUR	89	110,459	104,181	6,278	—
Expiring 09/20/18	UBS AG	EUR	277	321,962	325,004	—	(3,042)
Expiring 10/05/18	Deutsche Bank AG	EUR	200	249,647	235,343	14,304	—
Expiring 10/05/18	Deutsche Bank AG	EUR	70	86,880	82,371	4,509	—
Expiring 01/24/19	Hong Kong & Shanghai Bank	EUR	730	877,489	867,196	10,293	—
Expiring 02/07/19	Citigroup Global Markets	EUR	548	694,206	651,774	42,432	—
Expiring 02/07/19	Citigroup Global Markets	EUR	541	684,203	643,450	40,753	—
Hong Kong Dollar,
Expiring 09/20/18	Goldman Sachs & Co.	HKD	2,506	319,785	319,925	—	(140)
Expiring 09/20/18	Goldman Sachs & Co.	HKD	1,841	234,827	235,033	—	(206)
Hungarian Forint,
Expiring 09/20/18	Bank of America	HUF	39,038	139,887	139,119	768	—
Expiring 09/20/18	Goldman Sachs & Co.	HUF	94,408	339,939	336,444	3,495	—
Expiring 09/20/18	Goldman Sachs & Co.	HUF	10,675	37,936	38,044	—	(108)
Indian Rupee,
Expiring 07/16/18	JPMorgan Chase	INR	198,919	2,954,829	2,897,332	57,497	—
Expiring 07/19/18	JPMorgan Chase	INR	54,150	784,612	788,430	—	(3,818)
Expiring 07/19/18	JPMorgan Chase	INR	50,344	733,985	733,014	971	—
Expiring 08/14/18	JPMorgan Chase	INR	78,167	1,142,879	1,134,517	8,362	—
Expiring 09/19/18	Goldman Sachs & Co.	INR	60,426	877,000	873,266	3,734	—
Expiring 09/19/18	JPMorgan Chase	INR	33,752	491,847	487,775	4,072	—
Expiring 09/19/18	JPMorgan Chase	INR	2,073	29,946	29,951	—	(5)
Expiring 10/29/18	Goldman Sachs & Co.	INR	24,228	348,000	348,463	—	(463)
Indonesian Rupiah,
Expiring 07/16/18	Citigroup Global Markets	IDR	9,107,803	640,673	634,072	6,601	—
Expiring 07/19/18	Barclays Capital Group	IDR	18,906,598	1,361,754	1,315,699	46,055	—
Expiring 07/19/18	Citigroup Global Markets	IDR	17,515,690	1,233,404	1,218,907	14,497	—
Expiring 07/19/18	JPMorgan Chase	IDR	10,838,325	766,273	754,232	12,041	—
Expiring 09/19/18	Standard Chartered PLC	IDR	3,119,688	217,445	215,274	2,171	—
Expiring 09/19/18	Standard Chartered PLC	IDR	1,527,037	107,198	105,373	1,825	—

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Indonesian Rupiah (continued),
Expiring 09/20/18	Goldman Sachs & Co.	IDR	5,328,547	$378,744	$367,655	$11,089	$—
Expiring 09/20/18	Goldman Sachs & Co.	IDR	1,599,967	113,457	110,394	3,063	—
Expiring 09/20/18	Goldman Sachs & Co.	IDR	636,583	43,896	43,922	—	(26)
Israeli Shekel,
Expiring 09/20/18	Bank of America	ILS	996	275,289	273,900	1,389	—
Expiring 09/20/18	UBS AG	ILS	826	228,290	227,177	1,113	—
Japanese Yen,
Expiring 07/03/18	Goldman Sachs & Co.	JPY	70,200	641,321	634,234	7,087	—
Expiring 07/03/18	Morgan Stanley	JPY	178,000	1,613,049	1,608,171	4,878	—
Expiring 07/19/18	Citigroup Global Markets	JPY	1,259,330	11,793,300	11,390,108	403,192	—
Expiring 08/02/18	Morgan Stanley	JPY	70,200	637,460	635,549	1,911	—
Expiring 09/19/18	Barclays Capital Group	JPY	1,371,643	12,580,215	12,461,728	118,487	—
Expiring 09/19/18	Barclays Capital Group	JPY	613,126	5,618,331	5,570,407	47,924	—
Expiring 09/19/18	Barclays Capital Group	JPY	532,321	4,855,402	4,836,270	19,132	—
Expiring 09/19/18	Barclays Capital Group	JPY	319,848	2,913,137	2,905,900	7,237	—
Expiring 09/19/18	Barclays Capital Group	JPY	196,397	1,786,468	1,784,318	2,150	—
Expiring 09/19/18	Barclays Capital Group	JPY	159,269	1,456,636	1,446,997	9,639	—
Expiring 09/19/18	Barclays Capital Group	JPY	149,868	1,366,875	1,361,592	5,283	—
Expiring 09/19/18	Barclays Capital Group	JPY	44,640	410,522	405,562	4,960	—
Expiring 09/19/18	Citigroup Global Markets	JPY	271,349	2,497,823	2,465,270	32,553	—
Expiring 09/19/18	Citigroup Global Markets	JPY	271,349	2,497,446	2,465,270	32,176	—
Expiring 09/19/18	Citigroup Global Markets	JPY	54,501	496,964	495,155	1,809	—
Expiring 09/19/18	Citigroup Global Markets	JPY	50,663	463,758	460,286	3,472	—
Expiring 09/19/18	Citigroup Global Markets	JPY	5,381	49,222	48,888	334	—
Expiring 09/19/18	Morgan Stanley	JPY	1,981,050	18,190,074	17,998,336	191,738	—
Expiring 09/19/18	Morgan Stanley	JPY	380,994	3,483,450	3,461,428	22,022	—
Expiring 09/19/18	Morgan Stanley	JPY	358,848	3,288,054	3,260,224	27,830	—
Expiring 09/19/18	Morgan Stanley	JPY	305,919	2,802,650	2,779,350	23,300	—
Expiring 09/19/18	Morgan Stanley	JPY	292,550	2,692,410	2,657,893	34,517	—
Expiring 09/19/18	Morgan Stanley	JPY	286,939	2,636,091	2,606,912	29,179	—
Expiring 09/19/18	Morgan Stanley	JPY	285,150	2,597,382	2,590,658	6,724	—
Expiring 09/19/18	Morgan Stanley	JPY	266,691	2,448,336	2,422,956	25,380	—
Expiring 09/19/18	Morgan Stanley	JPY	180,933	1,651,167	1,643,825	7,342	—
Expiring 09/19/18	Morgan Stanley	JPY	160,405	1,467,278	1,457,322	9,956	—
Expiring 09/19/18	Morgan Stanley	JPY	154,527	1,407,648	1,403,913	3,735	—
Expiring 09/19/18	Morgan Stanley	JPY	146,524	1,343,039	1,331,209	11,830	—
Expiring 09/19/18	Morgan Stanley	JPY	99,265	905,204	901,848	3,356	—
Expiring 09/19/18	UBS AG	JPY	137,500	1,255,617	1,249,222	6,395	—
Expiring 09/20/18	Goldman Sachs & Co.	JPY	76,492	700,773	695,001	5,772	—
Expiring 09/20/18	JPMorgan Chase	JPY	7,502	68,049	68,165	—	(116)
Expiring 09/20/18	UBS AG	JPY	21,273	194,883	193,280	1,603	—
Malaysian Ringgit,
Expiring 07/16/18	Goldman Sachs & Co.	MYR	2,877	726,515	711,952	14,563	—
Expiring 07/16/18	Goldman Sachs & Co.	MYR	2,832	715,965	700,816	15,149	—
Mexican Peso,
Expiring 07/09/18	JPMorgan Chase	MXN	5,759	290,000	289,499	501	—
Expiring 07/16/18	JPMorgan Chase	MXN	7,988	398,942	401,099	—	(2,157)
Expiring 07/18/18	Barclays Capital Group	MXN	12,855	617,843	645,310	—	(27,467)
Expiring 07/19/18	Barclays Capital Group	MXN	20,654	1,130,816	1,036,586	94,230	—
Expiring 07/19/18	Barclays Capital Group	MXN	2,679	127,930	134,443	—	(6,513)
Expiring 07/19/18	Citigroup Global Markets	MXN	74,092	3,996,598	3,718,648	277,950	—
Expiring 07/19/18	Citigroup Global Markets	MXN	13,046	622,070	654,767	—	(32,697)
Expiring 07/19/18	Citigroup Global Markets	MXN	2,300	114,443	115,436	—	(993)

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Mexican Peso (continued),
Expiring 07/19/18	Citigroup Global Markets	MXN	1,550	$75,384	$77,794	$—	$(2,410)
Expiring 07/19/18	Goldman Sachs & Co.	MXN	2,000	100,410	100,379	31	—
Expiring 07/19/18	JPMorgan Chase	MXN	10,064	507,366	505,126	2,240	—
Expiring 07/19/18	JPMorgan Chase	MXN	4,400	223,405	220,834	2,571	—
Expiring 08/09/18	Goldman Sachs & Co.	MXN	15,610	790,000	780,785	9,215	—
Expiring 08/17/18	JPMorgan Chase	MXN	10,783	536,000	538,615	—	(2,615)
Expiring 08/20/18	Citigroup Global Markets	MXN	15,020	751,511	749,882	1,629	—
Expiring 08/27/18	Citigroup Global Markets	MXN	18,993	974,649	947,135	27,514	—
Expiring 08/27/18	Citigroup Global Markets	MXN	3,908	193,412	194,882	—	(1,470)
Expiring 09/14/18	Citigroup Global Markets	MXN	24,650	1,197,480	1,225,930	—	(28,450)
New Taiwanese Dollar,
Expiring 07/19/18	Barclays Capital Group	TWD	77,509	2,672,724	2,545,465	127,259	—
Expiring 08/02/18	JPMorgan Chase	TWD	12,790	418,755	420,432	—	(1,677)
Expiring 08/02/18	JPMorgan Chase	TWD	3,759	123,125	123,566	—	(441)
Expiring 08/03/18	Citigroup Global Markets	TWD	20,950	688,447	688,720	—	(273)
Expiring 08/03/18	Citigroup Global Markets	TWD	5,580	183,640	183,440	200	—
Expiring 09/19/18	Barclays Capital Group	TWD	19,377	641,000	639,385	1,615	—
Expiring 09/19/18	BNP Paribas	TWD	107,363	3,653,930	3,542,720	111,210	—
Expiring 09/20/18	JPMorgan Chase	TWD	15,111	508,300	498,674	9,626	—
New Zealand Dollar,
Expiring 07/03/18	JPMorgan Chase	NZD	1,615	1,136,994	1,093,843	43,151	—
Expiring 07/03/18	JPMorgan Chase	NZD	110	77,442	74,503	2,939	—
Expiring 09/19/18	Barclays Capital Group	NZD	3,083	2,143,388	2,088,202	55,186	—
Expiring 09/19/18	Barclays Capital Group	NZD	2,002	1,374,890	1,356,132	18,758	—
Expiring 09/19/18	Barclays Capital Group	NZD	1,368	959,094	926,489	32,605	—
Expiring 09/19/18	Barclays Capital Group	NZD	876	615,308	592,992	22,316	—
Expiring 09/19/18	Barclays Capital Group	NZD	807	567,446	546,450	20,996	—
Expiring 09/19/18	Citigroup Global Markets	NZD	7,363	5,116,011	4,987,367	128,644	—
Expiring 09/19/18	Morgan Stanley	NZD	5,066	3,568,916	3,431,209	137,707	—
Expiring 09/19/18	Morgan Stanley	NZD	1,862	1,280,414	1,260,910	19,504	—
Expiring 09/19/18	Morgan Stanley	NZD	1,551	1,087,019	1,050,383	36,636	—
Expiring 09/19/18	Morgan Stanley	NZD	1,454	992,403	984,539	7,864	—
Norwegian Krone,
Expiring 07/03/18	UBS AG	NOK	17,315	2,121,106	2,126,362	—	(5,256)
Expiring 09/19/18	Barclays Capital Group	NOK	423,438	52,425,183	52,164,834	260,349	—
Expiring 09/19/18	Barclays Capital Group	NOK	18,013	2,219,931	2,219,099	832	—
Expiring 09/19/18	Citigroup Global Markets	NOK	4,932	616,953	607,621	9,332	—
Expiring 09/19/18	Citigroup Global Markets	NOK	4,932	613,008	607,622	5,386	—
Expiring 09/19/18	Citigroup Global Markets	NOK	4,932	611,152	607,621	3,531	—
Expiring 09/19/18	Citigroup Global Markets	NOK	4,932	610,180	607,621	2,559	—
Expiring 09/19/18	Citigroup Global Markets	NOK	4,932	609,536	607,621	1,915	—
Expiring 09/19/18	Citigroup Global Markets	NOK	4,932	608,463	607,621	842	—
Expiring 09/19/18	Citigroup Global Markets	NOK	4,932	607,183	607,621	—	(438)
Expiring 09/19/18	Citigroup Global Markets	NOK	4,932	599,977	607,621	—	(7,644)
Expiring 09/19/18	Citigroup Global Markets	NOK	321	39,985	39,545	440	—
Expiring 09/19/18	Citigroup Global Markets	NOK	2	250	247	3	—
Expiring 09/19/18	Citigroup Global Markets	NOK	1	124	124	—	—
Expiring 09/19/18	Morgan Stanley	NOK	217,227	26,834,986	26,760,991	73,995	—
Expiring 09/19/18	Morgan Stanley	NOK	537	65,565	66,161	—	(596)
Peruvian Nuevo Sol,
Expiring 07/19/18	Barclays Capital Group	PEN	356	108,338	108,316	22	—
Expiring 07/19/18	BNP Paribas	PEN	2,909	888,573	884,986	3,587	—
Expiring 09/18/18	BNP Paribas	PEN	2,909	886,731	883,168	3,563	—

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Philippine Peso,
Expiring 07/19/18	JPMorgan Chase	PHP	75,994	$1,451,930	$1,422,598	$29,332	$—
Expiring 08/15/18	JPMorgan Chase	PHP	145,866	2,791,830	2,726,905	64,925	—
Polish Zloty,
Expiring 07/19/18	Barclays Capital Group	PLN	1,955	531,554	522,079	9,475	—
Expiring 07/19/18	JPMorgan Chase	PLN	8,210	2,271,991	2,192,464	79,527	—
Expiring 09/20/18	Bank of America	PLN	1,944	521,751	519,624	2,127	—
Russian Ruble,
Expiring 07/10/18	Citigroup Global Markets	RUB	67,838	1,072,722	1,078,911	—	(6,189)
Expiring 07/10/18	UBS AG	RUB	91,375	1,440,344	1,453,263	—	(12,919)
Expiring 07/16/18	Morgan Stanley	RUB	36,540	580,000	580,767	—	(767)
Expiring 07/19/18	Goldman Sachs & Co.	RUB	93,010	1,470,235	1,477,821	—	(7,586)
Expiring 07/19/18	Goldman Sachs & Co.	RUB	22,037	354,863	350,142	4,721	—
Expiring 07/19/18	JPMorgan Chase	RUB	57,610	912,316	915,356	—	(3,040)
Expiring 07/19/18	JPMorgan Chase	RUB	48,460	769,247	769,965	—	(718)
Expiring 07/19/18	JPMorgan Chase	RUB	36,420	577,325	578,671	—	(1,346)
Expiring 08/03/18	Bank of America	RUB	34,535	536,000	547,812	—	(11,812)
Expiring 08/03/18	Morgan Stanley	RUB	75,062	1,180,000	1,190,696	—	(10,696)
Expiring 08/24/18	Citigroup Global Markets	RUB	7,353	117,000	116,361	639	—
Expiring 08/24/18	Hong Kong & Shanghai Bank	RUB	67,838	1,071,228	1,073,553	—	(2,325)
Expiring 09/07/18	Citigroup Global Markets	RUB	53,369	852,917	843,481	9,436	—
Expiring 09/14/18	Bank of America	RUB	51,208	810,000	808,835	1,165	—
Expiring 10/18/18	Morgan Stanley	RUB	36,540	571,674	575,296	—	(3,622)
Saudi Arabian Riyal,
Expiring 08/15/18	Bank of America	SAR	13,050	3,476,209	3,480,099	—	(3,890)
Expiring 08/15/18	Bank of America	SAR	7,280	1,940,868	1,941,389	—	(521)
Expiring 02/14/19	Bank of America	SAR	18,934	5,039,807	5,046,765	—	(6,958)
Singapore Dollar,
Expiring 09/19/18	Barclays Capital Group	SGD	54,684	41,088,070	40,207,487	880,583	—
Expiring 09/19/18	Barclays Capital Group	SGD	2,478	1,818,255	1,822,155	—	(3,900)
Expiring 09/19/18	Barclays Capital Group	SGD	869	641,000	639,050	1,950	—
Expiring 09/19/18	Citigroup Global Markets	SGD	11	8,107	8,088	19	—
Expiring 09/19/18	Citigroup Global Markets	SGD	9	6,361	6,250	111	—
Expiring 09/19/18	Citigroup Global Markets	SGD	9	6,352	6,249	103	—
Expiring 09/19/18	Citigroup Global Markets	SGD	9	6,341	6,250	91	—
Expiring 09/19/18	Citigroup Global Markets	SGD	9	6,329	6,250	79	—
Expiring 09/19/18	Morgan Stanley	SGD	55,127	41,401,932	40,532,887	869,045	—
Expiring 09/19/18	Morgan Stanley	SGD	1,190	870,956	874,615	—	(3,659)
Expiring 09/19/18	UBS AG	SGD	4,823	3,615,889	3,546,105	69,784	—
Expiring 09/20/18	Barclays Capital Group	SGD	676	497,967	496,716	1,251	—
South African Rand,
Expiring 07/19/18	Bank of America	ZAR	29,287	2,396,717	2,129,393	267,324	—
Expiring 08/08/18	Citigroup Global Markets	ZAR	1,351	106,649	97,965	8,684	—
Expiring 09/20/18	Goldman Sachs & Co.	ZAR	1,376	98,698	99,228	—	(530)
Expiring 09/20/18	JPMorgan Chase	ZAR	2,678	192,055	193,106	—	(1,051)
Expiring 09/28/18	Citigroup Global Markets	ZAR	11,797	840,000	849,741	—	(9,741)
South Korean Won,
Expiring 07/19/18	Barclays Capital Group	KRW	2,501,786	2,348,632	2,245,903	102,729	—
Expiring 07/19/18	Citigroup Global Markets	KRW	558,760	497,250	501,610	—	(4,360)
Expiring 07/19/18	Credit Suisse First Boston Corp.	KRW	706,550	650,000	634,284	15,716	—
Expiring 07/19/18	JPMorgan Chase	KRW	1,111,430	989,169	997,753	—	(8,584)
Expiring 07/23/18	BNP Paribas	KRW	314,646	284,000	282,493	1,507	—
Expiring 07/23/18	Hong Kong & Shanghai Bank	KRW	433,990	393,000	389,641	3,359	—
Expiring 07/25/18	Goldman Sachs & Co.	KRW	762,510	688,000	684,625	3,375	—

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
South Korean Won (continued),
Expiring 08/03/18	Goldman Sachs & Co.	KRW	761,135	$683,000	$683,578	$—	$(578)
Expiring 09/19/18	Barclays Capital Group	KRW	710,087	641,000	638,975	2,025	—
Expiring 09/19/18	Goldman Sachs & Co.	KRW	726,458	680,841	653,706	27,135	—
Expiring 09/19/18	Goldman Sachs & Co.	KRW	158,374	148,429	142,513	5,916	—
Expiring 09/19/18	Natwest Markets PLC	KRW	66,608	60,000	59,937	63	—
Expiring 09/20/18	Citigroup Global Markets	KRW	555,257	514,222	499,676	14,546	—
Expiring 10/29/18	Goldman Sachs & Co.	KRW	112,396	101,000	101,328	—	(328)
Swedish Krona,
Expiring 07/03/18	JPMorgan Chase	SEK	114,665	12,940,989	12,805,969	135,020	—
Expiring 07/03/18	JPMorgan Chase	SEK	18,910	2,145,995	2,111,899	34,096	—
Expiring 07/03/18	UBS AG	SEK	520	58,289	58,075	214	—
Expiring 08/02/18	Standard Chartered PLC	SEK	132,475	14,911,243	14,829,081	82,162	—
Expiring 09/19/18	Barclays Capital Group	SEK	262,042	30,115,583	29,444,166	671,417	—
Expiring 09/19/18	Barclays Capital Group	SEK	12,838	1,455,561	1,442,530	13,031	—
Expiring 09/19/18	Barclays Capital Group	SEK	11,550	1,326,863	1,297,780	29,083	—
Expiring 09/19/18	Barclays Capital Group	SEK	7,579	881,253	851,595	29,658	—
Expiring 09/19/18	Barclays Capital Group	SEK	4,230	479,655	475,342	4,313	—
Expiring 09/19/18	Barclays Capital Group	SEK	1,424	162,873	160,052	2,821	—
Expiring 09/19/18	Citigroup Global Markets	SEK	4,385	511,936	492,681	19,255	—
Expiring 09/19/18	Citigroup Global Markets	SEK	4,385	509,555	492,681	16,874	—
Expiring 09/19/18	Citigroup Global Markets	SEK	4,385	508,501	492,681	15,820	—
Expiring 09/19/18	Citigroup Global Markets	SEK	4,385	506,188	492,680	13,508	—
Expiring 09/19/18	Citigroup Global Markets	SEK	4,385	505,420	492,681	12,739	—
Expiring 09/19/18	Citigroup Global Markets	SEK	4,385	504,861	492,681	12,180	—
Expiring 09/19/18	Citigroup Global Markets	SEK	4,385	504,479	492,681	11,798	—
Expiring 09/19/18	Citigroup Global Markets	SEK	4,385	504,397	492,681	11,716	—
Expiring 09/19/18	Citigroup Global Markets	SEK	4,385	503,520	492,681	10,839	—
Expiring 09/19/18	Citigroup Global Markets	SEK	4,385	502,424	492,681	9,743	—
Expiring 09/19/18	Citigroup Global Markets	SEK	4,385	499,252	492,680	6,572	—
Expiring 09/19/18	Citigroup Global Markets	SEK	4,385	495,173	492,680	2,493	—
Expiring 09/19/18	Citigroup Global Markets	SEK	3,551	401,629	399,006	2,623	—
Expiring 09/19/18	Citigroup Global Markets	SEK	1,950	220,383	219,110	1,273	—
Expiring 09/19/18	Citigroup Global Markets	SEK	581	67,123	65,284	1,839	—
Expiring 09/19/18	Citigroup Global Markets	SEK	361	40,695	40,564	131	—
Expiring 09/19/18	Citigroup Global Markets	SEK	157	17,535	17,641	—	(106)
Expiring 09/19/18	Citigroup Global Markets	SEK	3	346	337	9	—
Expiring 09/19/18	Citigroup Global Markets	SEK	2	224	224	—	—
Expiring 09/19/18	Morgan Stanley	SEK	462,399	53,209,960	51,957,170	1,252,790	—
Expiring 09/19/18	Morgan Stanley	SEK	45,087	5,269,105	5,066,120	202,985	—
Expiring 09/19/18	Morgan Stanley	SEK	20,697	2,335,993	2,325,561	10,432	—
Expiring 09/19/18	Morgan Stanley	SEK	11,064	1,281,361	1,243,184	38,177	—
Expiring 09/19/18	Morgan Stanley	SEK	6,868	780,088	771,726	8,362	—
Expiring 09/19/18	UBS AG	SEK	2,000	227,991	224,729	3,262	—
Expiring 09/19/18	UBS AG	SEK	2,000	227,452	224,729	2,723	—
Swiss Franc,
Expiring 07/03/18	UBS AG	CHF	1,911	1,934,857	1,930,390	4,467	—
Expiring 09/19/18	Citigroup Global Markets	CHF	2,005	2,059,461	2,039,247	20,214	—
Expiring 09/19/18	Citigroup Global Markets	CHF	2,005	2,058,113	2,039,247	18,866	—
Expiring 09/19/18	Citigroup Global Markets	CHF	2,005	2,053,758	2,039,246	14,512	—
Expiring 09/19/18	Citigroup Global Markets	CHF	2,005	2,053,747	2,039,247	14,500	—
Expiring 09/19/18	Citigroup Global Markets	CHF	2,005	2,052,161	2,039,247	12,914	—
Expiring 09/19/18	Citigroup Global Markets	CHF	2,005	2,051,868	2,039,247	12,621	—
Expiring 09/19/18	Citigroup Global Markets	CHF	2,005	2,051,730	2,039,248	12,482	—

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Swiss Franc (continued),
Expiring 09/19/18	Citigroup Global Markets	CHF	2,005	$2,050,915	$2,039,248	$11,667	$—
Expiring 09/19/18	Citigroup Global Markets	CHF	2,005	2,048,370	2,039,248	9,122	—
Expiring 09/19/18	Citigroup Global Markets	CHF	2,005	2,043,703	2,039,248	4,455	—
Expiring 09/19/18	Citigroup Global Markets	CHF	2,005	2,042,518	2,039,248	3,270	—
Expiring 09/19/18	Citigroup Global Markets	CHF	2,005	2,040,834	2,039,248	1,586	—
Expiring 09/19/18	Citigroup Global Markets	CHF	2,005	2,040,575	2,039,248	1,327	—
Expiring 09/19/18	Citigroup Global Markets	CHF	2,005	2,036,118	2,039,247	—	(3,129)
Expiring 09/19/18	Citigroup Global Markets	CHF	2,005	2,032,034	2,039,248	—	(7,214)
Expiring 09/19/18	Citigroup Global Markets	CHF	1,332	1,352,368	1,354,842	—	(2,474)
Expiring 09/19/18	Citigroup Global Markets	CHF	60	60,734	61,029	—	(295)
Expiring 09/19/18	Citigroup Global Markets	CHF	21	21,426	21,360	66	—
Expiring 09/19/18	Citigroup Global Markets	CHF	1	1,014	1,017	—	(3)
Expiring 09/19/18	UBS AG	CHF	3,000	3,073,730	3,051,447	22,283	—
Expiring 09/20/18	Bank of America	CHF	69	70,090	70,426	—	(336)
Expiring 09/20/18	Goldman Sachs & Co.	CHF	33	33,075	33,233	—	(158)
Expiring 09/20/18	UBS AG	CHF	57	57,478	57,754	—	(276)
Thai Baht,
Expiring 09/20/18	Citigroup Global Markets	THB	16,177	492,415	489,530	2,885	—
Expiring 09/20/18	Citigroup Global Markets	THB	1,004	30,366	30,376	—	(10)
Turkish Lira,
Expiring 07/19/18	JPMorgan Chase	TRY	3,489	727,087	752,928	—	(25,841)
Expiring 07/19/18	JPMorgan Chase	TRY	2,354	541,984	507,994	33,990	—
Expiring 07/20/18	Goldman Sachs & Co.	TRY	6,253	1,338,437	1,348,882	—	(10,445)
Expiring 07/20/18	Hong Kong & Shanghai Bank	TRY	3,066	654,800	661,358	—	(6,558)

				$1,095,485,747	$1,079,660,381	17,788,722	(1,963,356)

						$18,784,883	$(17,427,325)

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
07/05/18	Buy	AUD	496	CAD	479	$2,339	$—	Goldman Sachs & Co.
09/17/18	Buy	EUR	202	RON	951	105	—	Goldman Sachs & Co.
09/18/18	Buy	EUR	598	RON	2,817	—	(282)	Goldman Sachs & Co.
09/19/18	Buy	EUR	396	RON	1,864	211	—	Goldman Sachs & Co.
04/23/19	Buy	EUR	111	SEK	1,143	2,048	—	Deutsche Bank AG
04/23/19	Buy	EUR	155	SEK	1,611	1,234	—	Royal Bank of Canada
04/23/19	Buy	SEK	2,257	EUR	220	—	(5,115)	Credit Suisse First Boston Corp.

						$5,937	$(5,397)

Credit default swap agreements outstanding at June 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2018(4)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Daimler AG	12/20/20	1.000%(Q)	EUR	150	0.485%	$2,469	$2,372	$(97)
Daimler AG	12/20/20	1.000%(Q)	EUR	100	0.485%	1,646	1,581	(65)
Ford Motor Credit Co. LLC	06/20/22	5.000%(Q)		400	0.803%	69,247	63,569	(5,678)
Marks & Spencer Group PLC	06/20/23	1.000%(Q)	EUR	800	1.424%	(23,969)	(18,845)	5,124

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2) (continued):
Verizon Communications, Inc.	12/20/22	1.000%(Q)	300	0.249%	$5,766	$2,291	$(3,475)

					$55,159	$50,968	$(4,191)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%(Q)	1,200	$(37,918)	$(43,077)	$5,159	BNP Paribas
Japan Govt.	06/20/22	(1.000)%(Q)	1,000	(31,598)	(35,067)	3,469	Goldman Sachs & Co.
Japan Govt.	06/20/22	(1.000)%(Q)	800	(25,279)	(27,863)	2,584	Barclays Capital Group
Japan Govt.	06/20/22	(1.000)%(Q)	500	(15,800)	(17,295)	1,495	Citigroup Global Markets
Japan Govt.	06/20/22	(1.000)%(Q)	100	(3,160)	(3,457)	297	Bank of America
People’s Republic of China	06/20/23	(1.000)%(Q)	900	(12,895)	(17,376)	4,481	Goldman Sachs & Co.
People’s Republic of China	06/20/23	(1.000)%(Q)	400	(5,732)	(7,629)	1,897	Barclays Capital Group
Republic of Korea	12/20/22	1.000%(Q)	4,100	(94,464)	(58,295)	(36,169)	Barclays Capital Group
Republic of Korea	06/20/23	(1.000)%(Q)	1,700	(39,661)	(41,217)	1,556	BNP Paribas
Republic of Korea	06/20/23	(1.000)%(Q)	400	(9,334)	(9,978)	644	Hong Kong & Shanghai Bank
Republic of Korea	06/20/23	(1.000)%(Q)	100	(2,332)	(2,348)	16	Barclays Capital Group
Saudi International Bond	12/20/22	1.000%(Q)	3,500	(27,584)	5,381	(32,965)	Barclays Capital Group

				$(305,757)	$(258,221)	$(47,536)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Republic of Brazil	06/20/21	1.000%(Q)	200	1.882%	$(4,871)	$(13,833)	$8,962	Credit Suisse First Boston Corp.
Republic of Brazil	06/20/21	1.000%(Q)	200	1.882%	(4,871)	(13,875)	9,004	Goldman Sachs &Co.
Republic of Brazil	06/20/21	1.000%(Q)	100	1.882%	(2,436)	(8,650)	6,214	Citigroup Global Markets
Republic of Brazil	06/20/21	1.000%(Q)	100	1.882%	(2,436)	(8,609)	6,173	Deutsche Bank AG
Republic of Brazil	06/20/21	1.000%(Q)	100	1.882%	(2,436)	(6,979)	4,543	JPMorgan Chase
Republic of Brazil	06/20/22	1.000%(Q)	200	2.299%	(9,351)	(12,977)	3,626	Hong Kong & Shanghai Bank
Republic of Italy	03/20/19	1.000%(Q)	900	0.621%	2,761	(15,622)	18,383	Deutsche Bank AG

					$(23,640)	$(80,545)	$56,905

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.29	12/20/22	5.000%(Q)		4,200	$(317,835)	$(264,851)	$52,984
CDX.NA.HY.30	06/20/23	5.000%(Q)		7,000	(502,263)	(413,845)	88,418
CDX.NA.HY.30	06/20/23	5.000%(Q)		646	(41,336)	(38,192)	3,144
CDX.NA.IG.28	06/20/22	1.000%(Q)		34,600	(726,264)	(581,603)	144,661
CDX.NA.IG.29	12/20/22	5.000%(Q)		6,521	(440,168)	(411,212)	28,956
iTraxx Europe Senior Financials Series 28.V1	12/20/22	1.000%(Q)	EUR	14,300	(396,435)	(156,544)	239,891
iTraxx Europe Series 26.V1	12/20/21	1.000%(Q)	EUR	1,700	(27,429)	(37,452)	(10,023)
iTraxx Europe Series 26.V1	12/20/22	1.000%(Q)	EUR	4,900	(136,965)	(92,936)	44,029
iTraxx Europe Series S8.V1	12/20/22	1.000%(Q)	EUR	36,000	(991,436)	(682,787)	308,649

					$(3,580,131)	$(2,679,422)	$900,709

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2018(4)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.NA.IG.30	06/20/23	1.000%(Q)	16,280		0.673%	$283,139	$246,158	$(36,981)
iTraxx Europe Crossover Index	12/20/20	5.000%(Q)	EUR	127	1.881%	9,506	11,407	1,901
iTraxx Europe Crossover Index	06/20/21	5.000%(Q)	EUR	30	1.941%	2,815	3,144	329

						$295,460	$260,709	$(34,751)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.AAA.8	10/17/57	0.500%(M)	1,200	*	$3,782	$(63,017)	$66,799	Goldman Sachs &Co.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

*

Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. The implied credit spread is not readily available.

Currency swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
AUD 1,600	3 Month BBSW plus 36.20bps(Q)	1,268	3 Month LIBOR(Q)	BNP Paribas	09/26/27	$(278)	$—	$(278)
AUD 900	3 Month BBSW plus 36.75bps(Q)	709	3 Month LIBOR(Q)	BNP Paribas	10/05/27	(14)	—	(14)
AUD 301	3 Month BBSW plus 36.75bps(Q)	235	3 Month LIBOR(Q)	Morgan Stanley	10/06/27	(6)	—	(6)

						$(298)	$—	$(298)

Inflation swap agreements outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	170	12/15/21	1.165%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$140	$3,195	$3,055
EUR	1,010	01/15/23	1.350%(T)	France CPI ex Tobacco Household(1)(T)	308	(5,449)	(5,757)
EUR	5,600	06/15/23	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(1,069)	2,588	3,657
EUR	750	11/15/27	1.520%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(2,962)	(6,514)	(3,552)
EUR	390	01/15/28	1.575%(T)	France CPI ex Tobacco Household(1)(T)	—	(1,604)	(1,604)
EUR	360	02/15/28	1.590%(T)	France CPI ex Tobacco Household(1)(T)	(281)	(787)	(506)
EUR	250	02/15/28	1.606%(T)	France CPI ex Tobacco Household(1)(T)	—	(42)	(42)
EUR	1,000	03/15/28	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	130	(6,668)	(6,798)
EUR	760	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	48	509	461
EUR	300	03/15/33	1.710%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(533)	744	1,277
EUR	260	01/15/38	1.910%(T)	France CPI ex Tobacco Household(1)(T)	800	3,102	2,302
EUR	300	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	1,008	(3,552)	(4,560)

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Inflation swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
GBP	700	04/15/30	3.190	%(T)	U.K. Retail Price Index(1)(T)	$(39,728)	$(3,690)	$36,038
GBP	400	05/15/30	3.350	%(T)	U.K. Retail Price Index(1)(T)	(7,435)	12,963	20,398
GBP	900	06/15/30	3.400	%(T)	U.K. Retail Price Index(1)(T)	15,089	35,834	20,745
GBP	100	04/15/31	3.140	%(T)	U.K. Retail Price Index(1)(T)	(10,597)	(5,856)	4,741
GBP	4,020	06/15/31	3.100	%(T)	U.K. Retail Price Index(1)(T)	(488,894)	(320,530)	168,364
GBP	70	10/15/31	3.530	%(T)	U.K. Retail Price Index(1)(T)	1,911	2,692	781
GBP	2,460	09/15/32	3.470	%(T)	U.K. Retail Price Index(1)(T)	(909)	59,203	60,112
GBP	300	04/15/35	3.358	%(T)	U.K. Retail Price Index(1)(T)	(9,594)	6,955	16,549
GBP	510	10/15/46	3.585	%(T)	U.K. Retail Price Index(2)(T)	(42,383)	(65,621)	(23,238)
GBP	600	03/15/47	3.428	%(T)	U.K. Retail Price Index(2)(T)	37,188	(2,855)	(40,043)
	2,440	03/23/19	2.070	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	140	3,899	3,759
	420	04/25/20	2.143	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(6)	(6)
	1,700	07/15/20	2.168	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	8,578	8,578
	800	11/23/20	2.026	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	8,473	8,473
	700	11/25/20	2.021	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	7,536	7,536
	600	07/26/21	1.550	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	20,308	21,855	1,547
	460	09/12/21	1.602	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	13,855	15,164	1,309
	600	07/15/22	2.069	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	8,478	8,478
	3,320	02/05/23	2.210	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	18,906	18,906
	2,530	04/13/23	2.220	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	9,401	9,401
	1,200	04/27/23	2.263	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(198)	1,480	1,678
	500	05/09/23	2.252	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	913	913
	760	05/10/23	2.281	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	770	770

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Inflation swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
600	07/26/26	1.730	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$(32,162)	$(35,637)	$(3,475)
1,900	08/30/26	1.762	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(93,215)	(103,506)	(10,291)
460	09/12/26	1.801	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(21,247)	(23,781)	(2,534)
1,100	07/25/27	2.080	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(32,346)	(32,346)
570	09/20/27	2.180	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(12,743)	(12,743)
600	09/25/27	2.150	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(15,055)	(15,055)
1,300	10/17/27	2.155	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(32,183)	(32,183)
1,680	02/05/28	2.335	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	3,645	(4,820)	(8,465)
750	05/09/28	2.360	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	632	632
500	05/09/28	2.352	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	61	61
760	05/10/28	2.364	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	869	869
200	06/06/28	2.370	%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(38)	31	69

					$(656,675)	$(448,414)	$208,261

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
3,000	11/23/20	1.570%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$79,398	$—	$79,398	Bank of America
800	05/08/23	2.560%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(61,142)	—	(61,142)	Deutsche Bank AG

				$18,256	$—	$18,256

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL	10,700	01/04/21	8.880%	(T)	1 Day BROIS(2)(T)	$3,315	$(11,773)	$(15,088)
BRL	3,700	01/04/27	11.970%	(T)	Brazil Interbank Overnight Lending Rate(2)(T)	813	11,575	10,762
CAD	21,500	07/16/20	2.300%	(S)	3 Month CDOR(2)(S)	(32,004)	10,406	42,410
CAD	5,500	09/15/27	1.850%	(S)	3 Month CDOR(1)(S)	144,543	244,369	99,826
EUR	26,400	09/19/20	—	(A)	6 Month EURIBOR(2)(S)	1,012	82,629	81,617
EUR	17,700	09/19/23	0.500%	(A)	6 Month EURIBOR(2)(S)	(102,447)	187,583	290,030
EUR	14,800	12/19/23	0.500%	(A)	6 Month EURIBOR(2)(S)	(50,529)	99,053	149,582
EUR	2,100	09/19/28	1.250%	(A)	6 Month EURIBOR(2)(S)	78,824	78,608	(216)
EUR	9,200	12/19/28	1.250%	(A)	6 Month EURIBOR(2)(S)	162,993	286,781	123,788
EUR	744	08/23/47	1.498%	(A)	6 Month EURIBOR(1)(S)	(2,523)	(19,049)	(16,526)
EUR	1,500	09/19/48	1.500%	(A)	6 Month EURIBOR(2)(S)	(39,757)	13,039	52,796
EUR	800	12/19/48	1.500%	(A)	6 Month EURIBOR(2)(S)	(18,834)	2,834	21,668
GBP	25,900	09/19/19	1.000%	(A)	3 Month GBP LIBOR(2)(Q)	5,716	31,154	25,438
GBP	20,600	12/19/19	1.250%	(A)	3 Month GBP LIBOR(2)(Q)	29,936	75,560	45,624
GBP	25,900	09/18/20	1.000%	(A)	3 Month GBP LIBOR(1)(Q)	73,349	49,614	(23,735)
GBP	8,800	09/19/20	1.250%	(S)	6 Month GBP LIBOR(2)(S)	(677)	39,434	40,111
GBP	20,600	12/18/20	1.500%	(A)	3 Month GBP LIBOR(1)(Q)	(3,541)	(82,066)	(78,525)
GBP	700	09/19/23	1.500%	(S)	6 Month GBP LIBOR(2)(S)	448	7,097	6,649
GBP	3,400	09/19/28	1.500%	(S)	6 Month GBP LIBOR(1)(S)	40,826	21,236	(19,590)
GBP	1,340	09/19/28	1.500%	(S)	6 Month GBP LIBOR(1)(S)	34,075	8,369	(25,706)
GBP	1,040	09/19/48	1.750%	(S)	6 Month GBP LIBOR(1)(S)	(63,819)	(41,411)	22,408
GBP	200	09/19/48	1.750%	(S)	6 Month GBP LIBOR(1)(S)	(10,495)	(7,964)	2,531
GBP	490	03/21/68	1.500%	(S)	6 Month GBP LIBOR(1)(S)	(35,782)	2,250	38,032
JPY	710,000	12/20/19	0.250%	(S)	6 Month JPY LIBOR(2)(S)	61,421	20,773	(40,648)
JPY	3,510,000	09/18/20	0.500%	(S)	6 Month JPY LIBOR(2)(S)	703,771	364,374	(339,397)
JPY	839,000	06/20/24	0.127%	(S)	6 Month JPY LIBOR(1)(S)	102	4,992	4,890
JPY	70,000	03/18/26	0.300%	(S)	6 Month JPY LIBOR(1)(S)	(2,931)	(5,464)	(2,533)
JPY	1,370,000	09/20/27	0.300%	(S)	6 Month JPY LIBOR(1)(S)	12,724	(59,713)	(72,437)
JPY	440,000	09/20/27	0.300%	(S)	6 Month JPY LIBOR(1)(S)	(7,968)	(19,150)	(11,182)

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
JPY	110,000	09/20/27	0.300	%(S)	6 Month JPY LIBOR(1)(S)	$(6,947)	$(4,859)	$2,088
JPY	1,310,000	03/20/28	0.300	%(S)	6 Month JPY LIBOR(1)(S)	56,397	(35,732)	(92,129)
JPY	70,000	06/18/28	0.399	%(S)	6 Month JPY LIBOR(1)(S)	(67)	(7,084)	(7,017)
JPY	1,405,000	03/20/29	0.450	%(S)	6 Month JPY LIBOR(1)(S)	(105,178)	(137,169)	(31,991)
JPY	230,000	03/20/29	0.450	%(S)	6 Month JPY LIBOR(1)(S)	(12,542)	(22,455)	(9,913)
JPY	2,970,000	06/19/33	1.500	%(S)	6 Month JPY LIBOR(2)(S)	5,523,662	4,005,798	(1,517,864)
JPY	440,000	06/17/35	1.250	%(S)	6 Month JPY LIBOR(2)(S)	670,659	452,002	(218,657)
JPY	900	12/21/45	1.500	%(S)	6 Month JPY LIBOR(1)(S)	(2,167)	(1,464)	703
JPY	60,000	09/20/46	0.500	%(S)	6 Month JPY LIBOR(1)(S)	62,178	45,793	(16,385)
JPY	229,200	04/19/47	0.785	%(S)	6 Month JPY LIBOR(1)(S)	(1,905)	19,159	21,064
JPY	500,000	03/21/48	1.000	%(S)	6 Month JPY LIBOR(1)(S)	(118,131)	(218,142)	(100,011)
MXN	50,947	10/21/19	7.315	%(M)	28 Day Mexican Interbank Rate(2)(M)	5	(30,235)	(30,240)
MXN	48,988	10/21/19	7.315	%(M)	28 Day Mexican Interbank Rate(2)(M)	5	(29,073)	(29,078)
MXN	48,814	10/21/19	7.320	%(M)	28 Day Mexican Interbank Rate(2)(M)	5	(28,805)	(28,810)
MXN	51,429	12/05/19	7.625	%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(20,439)	(20,439)
MXN	48,771	12/05/19	7.635	%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(19,039)	(19,039)
MXN	41,352	12/05/19	7.625	%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(16,434)	(16,434)
MXN	80,216	12/19/19	8.040	%(M)	28 Day Mexican Interbank Rate(2)(M)	(50)	(8,395)	(8,345)
MXN	65,304	12/19/19	8.035	%(M)	28 Day Mexican Interbank Rate(2)(M)	(40)	(7,108)	(7,068)
MXN	67,381	12/20/19	8.075	%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(5,314)	(5,314)
MXN	67,381	12/20/19	8.060	%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(6,063)	(6,063)
MXN	67,382	12/26/19	8.090	%(M)	28 Day Mexican Interbank Rate(2)(M)	(44)	(4,653)	(4,609)
MXN	67,381	12/26/19	8.100	%(M)	28 Day Mexican Interbank Rate(2)(M)	(42)	(5,761)	(5,719)

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
MXN	67,381	12/26/19	8.065	%(M)	28 Day Mexican Interbank Rate(2)(M)	$(45)	$(4,153)	$(4,108)
MXN	21,087	12/27/19	8.060	%(M)	28 Day Mexican Interbank Rate(2)(M)	(52)	(1,633)	(1,581)
MXN	8,085	02/24/20	7.766	%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(2,513)	(2,513)
MXN	31,900	04/13/20	7.190	%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(26,409)	(26,409)
MXN	144,300	04/14/20	7.108	%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(131,831)	(131,831)
MXN	85,500	04/15/20	7.075	%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(79,712)	(79,712)
MXN	58,800	04/15/20	7.085	%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(54,306)	(54,306)
MXN	40,416	04/23/20	7.710	%(M)	28 Day Mexican Interbank Rate(2)(M)	205	(15,216)	(15,421)
MXN	18,474	05/25/20	7.900	%(M)	28 Day Mexican Interbank Rate(2)(M)	132	(3,928)	(4,060)
MXN	113,400	05/28/20	7.440	%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(71,697)	(71,697)
MXN	55,100	05/29/20	7.400	%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(36,864)	(36,864)
MXN	111,800	06/01/20	7.340	%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(82,890)	(82,890)
MXN	19,899	06/26/20	8.195	%(M)	28 Day Mexican Interbank Rate(2)(M)	—	1,340	1,340
MXN	209,350	03/31/22	7.340	%(M)	28 Day Mexican Interbank Rate(2)(M)	8,594	(203,284)	(211,878)
MXN	40,900	01/12/23	5.825	%(M)	28 Day Mexican Interbank Rate(2)(M)	(162,413)	(166,890)	(4,477)
MXN	29,185	12/09/27	7.940	%(M)	28 Day Mexican Interbank Rate(1)(M)	8	(11)	(19)
MXN	18,354	12/09/27	7.945	%(M)	28 Day Mexican Interbank Rate(1)(M)	9	4,169	4,160
MXN	2,039	12/09/27	7.940	%(M)	28 Day Mexican Interbank Rate(1)(M)	—	570	570
MXN	21,126	12/10/27	8.015	%(M)	28 Day Mexican Interbank Rate(1)(M)	—	(379)	(379)

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
MXN	21,126	12/10/27	8.000%	(M)	28 Day Mexican Interbank Rate(1)(M)	$—	$741	$741
MXN	21,127	12/15/27	8.120%	(M)	28 Day Mexican Interbank Rate(1)(M)	15	(8,041)	(8,056)
MXN	21,127	12/16/27	8.140%	(M)	28 Day Mexican Interbank Rate(1)(M)	15	(9,244)	(9,259)
MXN	21,126	12/16/27	8.155%	(M)	28 Day Mexican Interbank Rate(1)(M)	16	(10,579)	(10,595)
MXN	22,407	12/17/27	8.105%	(M)	28 Day Mexican Interbank Rate(1)(M)	61	(7,271)	(7,332)
MXN	4,358	02/14/28	7.920%	(M)	28 Day Mexican Interbank Rate(1)(M)	—	1,539	1,539
NZD	42,200	02/14/20	2.500%	(S)	3 Month BBR(2)(Q)	46,426	97,739	51,313
NZD	700	03/21/28	3.250%	(S)	3 Month BBR(1)(Q)	2,137	(14,473)	(16,610)
	148,500	04/01/19	1.750%	(S)	3 Month LIBOR(2)(Q)	(121,428)	(620,413)	(498,985)
	25,500	12/20/19	2.000%	(S)	3 Month LIBOR(1)(Q)	(144,452)	263,327	407,779
	5,400	03/02/20	—	(3)	—(3)	—	(189)	(189)
	148,500	04/01/20	2.000%	(S)	3 Month LIBOR(1)(Q)	83,425	711,986	628,561
	50,900	06/20/20	1.750%	(S)	3 Month LIBOR(1)(Q)	923,432	1,026,124	102,692
	18,200	06/20/20	1.750%	(S)	3 Month LIBOR(1)(Q)	356,268	366,904	10,636
	19,140	06/01/21	1.340%	(S)	3 Month LIBOR(2)(Q)	—	(832,023)	(832,023)
	11,400	06/28/21	1.450%	(S)	3 Month LIBOR(1)(Q)	9,209	334,003	324,794
	15,500	04/26/22	—	(4)	—(4)	—	(2,738)	(2,738)
	3,400	06/12/22	—	(5)	—(5)	—	4,280	4,280
	2,500	06/12/22	—	(6)	—(6)	—	4,478	4,478
	24,000	06/17/22	2.500%	(S)	3 Month LIBOR(1)(Q)	(1,533,176)	334,306	1,867,482
	13,000	06/19/22	—	(7)	—(7)	(975)	13,666	14,641
	30,211	08/31/22	2.850%	(S)	3 Month LIBOR(2)(Q)	(83,839)	(42,999)	40,840
	400	12/16/22	2.250%	(S)	3 Month LIBOR(2)(Q)	2,777	(10,837)	(13,614)
	10,600	12/20/22	2.250%	(S)	3 Month LIBOR(2)(Q)	13,351	(287,010)	(300,361)
	9,000	04/27/23	—	(8)	—(8)	—	(1,630)	(1,630)
	10,500	06/20/23	2.000%	(S)	3 Month LIBOR(1)(Q)	414,544	431,307	16,763
	9,900	06/20/23	2.000%	(S)	3 Month LIBOR(2)(Q)	(382,463)	(414,118)	(31,655)
	1,200	06/20/23	2.000%	(S)	3 Month LIBOR(1)(Q)	47,013	50,196	3,183
	9,969	09/19/23	—	(9)	—(9)	—	5,599	5,599
	1,000	10/25/23	2.678%	(S)	3 Month LIBOR(2)(Q)	—	(11,874)	(11,874)
	1,000	11/19/23	2.670%	(S)	3 Month LIBOR(2)(Q)	—	(12,524)	(12,524)

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
1,000	12/12/23	2.681	%(S)	3 Month LIBOR(2)(Q)	$—	$(12,266)	$(12,266)
700	12/19/23	2.500	%(S)	3 Month LIBOR(2)(Q)	(5,628)	(14,485)	(8,857)
1,900	04/30/25	2.683	%(A)	1 Day USOIS(1)(A)	856	(23,069)	(23,925)
1,200	04/30/25	2.714	%(A)	1 Day USOIS(1)(A)	(19)	(16,846)	(16,827)
600	04/30/25	2.710	%(A)	1 Day USOIS(1)(A)	—	(8,324)	(8,324)
600	04/30/25	2.696	%(A)	1 Day USOIS(1)(A)	—	(7,786)	(7,786)
600	04/30/25	2.673	%(A)	1 Day USOIS(1)(A)	—	(6,776)	(6,776)
500	04/30/25	2.684	%(A)	1 Day USOIS(1)(A)	(16)	(5,502)	(5,486)
4,900	05/31/25	2.959	%(S)	3 Month LIBOR(1)(Q)	—	(14,028)	(14,028)
3,500	05/31/25	2.986	%(S)	3 Month LIBOR(1)(Q)	—	(10,782)	(10,782)
1,150	03/16/26	2.400	%(S)	3 Month LIBOR(1)(Q)	(12,524)	28,683	41,207
1,800	04/21/26	2.300	%(S)	3 Month LIBOR(1)(Q)	—	52,656	52,656
2,400	04/27/26	2.300	%(S)	3 Month LIBOR(1)(Q)	—	70,191	70,191
15,120	05/23/26	1.738	%(S)	3 Month LIBOR(1)(Q)	—	1,294,289	1,294,289
1,144	05/27/26	1.735	%(S)	3 Month LIBOR(1)(Q)	—	98,008	98,008
9,200	07/27/26	2.000	%(S)	3 Month LIBOR(1)(Q)	186,330	387,620	201,290
1,050	07/27/26	1.850	%(S)	3 Month LIBOR(1)(Q)	—	51,035	51,035
1,500	12/07/26	2.400	%(S)	3 Month LIBOR(1)(Q)	17,003	37,376	20,373
1,860	12/21/26	1.750	%(S)	3 Month LIBOR(1)(Q)	(45,591)	163,682	209,273
1,600	12/20/27	2.500	%(S)	3 Month LIBOR(1)(Q)	(44,171)	56,013	100,184
360	04/17/28	3.100	%(S)	3 Month LIBOR(1)(Q)	(2,274)	(1,098)	1,176
5,600	06/20/28	2.250	%(S)	3 Month LIBOR(1)(Q)	348,516	331,238	(17,278)
4,820	06/20/28	2.250	%(S)	3 Month LIBOR(2)(Q)	(331,296)	(300,090)	31,206
4,600	06/20/28	2.250	%(S)	3 Month LIBOR(1)(Q)	253,824	272,164	18,340
2,300	06/20/28	2.250	%(S)	3 Month LIBOR(1)(Q)	165,368	143,074	(22,294)
6,997	11/15/41	1.737	%(S)	3 Month LIBOR(1)(Q)	(3,082)	1,549,016	1,552,098
4,256	02/15/42	1.930	%(S)	3 Month LIBOR(1)(Q)	(1,358)	783,269	784,627
5,395	11/15/43	2.950	%(S)	3 Month LIBOR(1)(Q)	(25,666)	39,376	65,042
3,720	11/15/43	2.734	%(S)	3 Month LIBOR(1)(Q)	—	177,490	177,490
3,588	11/15/43	2.630	%(S)	3 Month LIBOR(1)(Q)	3,899	240,543	236,644
1,190	12/15/47	2.000	%(A)	1 Day USOIS(1)(A)	2,210	110,779	108,569
10,400	12/20/47	2.750	%(S)	3 Month LIBOR(1)(Q)	(342,724)	483,637	826,361
2,820	12/20/47	2.750	%(S)	3 Month LIBOR(1)(Q)	116,964	131,140	14,176

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
	547	12/20/47	2.478	%(A)	1 Day USOIS(1)(A)	$2,820	$(7,100)	$(9,920)
	200	12/20/47	2.499	%(A)	1 Day USOIS(1)(A)	—	(2,043)	(2,043)
	200	12/20/47	2.428	%(A)	1 Day USOIS(1)(A)	—	1,049	1,049
	650	06/19/48	2.150	%(S)	3 Month LIBOR(1)(Q)	—	111,522	111,522
	3,330	06/20/48	2.500	%(S)	3 Month LIBOR(1)(Q)	396,354	328,779	(67,575)
	2,000	06/20/48	2.500	%(S)	3 Month LIBOR(1)(Q)	222,332	197,492	(24,840)
	100	10/25/48	2.969	%(S)	3 Month LIBOR(1)(Q)	—	265	265
ZAR	80,800	06/20/23	7.250	%(Q)	3 Month JIBAR(2)(Q)	15,935	(133,363)	(149,298)
ZAR	120,859	02/22/28	7.660	%(Q)	3 Month JIBAR(2)(Q)	(608)	(352,205)	(351,597)
ZAR	11,760	04/26/28	7.705	%(Q)	3 Month JIBAR(2)(Q)	(142)	(32,172)	(32,030)
ZAR	17,426	06/27/28	8.343	%(Q)	3 Month JIBAR(2)(Q)	(92)	5,204	5,296

						$7,444,373	$11,991,918	$4,547,545

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	43,000	01/02/19	9.925%	(T)	1 Day BROIS(2)(T)	$385,956	$—	$385,956	Goldman Sachs & Co.
BRL	35,100	01/02/20	8.270%	(T)	1 Day BROIS(2)(T)	(1,691)	—	(1,691)	JPMorgan Chase
BRL	32,940	01/04/21	12.487%	(T)	1 Day BROIS(2)(T)	681,547	—	681,547	Bank of America
ILS	4,050	02/16/20	0.290%	(A)	3 Month TELBOR(1)(Q)	60	30	30	Goldman Sachs & Co.
ILS	2,480	03/21/20	0.270%	(A)	3 Month TELBOR(1)(Q)	761	—	761	Goldman Sachs & Co.
ILS	2,130	06/20/20	0.374%	(A)	3 Month TELBOR(1)(Q)	717	—	717	Barclays Capital Group
ILS	2,050	06/20/20	0.420%	(A)	3 Month TELBOR(1)(Q)	174	—	174	JPMorgan Chase
ILS	1,660	06/20/20	0.370%	(A)	3 Month TELBOR(1)(Q)	595	126	469	Goldman Sachs & Co.
ILS	1,320	06/20/20	0.370%	(A)	3 Month TELBOR(1)(Q)	473	—	473	Hong Kong & Shanghai Bank
ILS	850	02/16/28	1.971%	(A)	3 Month TELBOR(2)(Q)	1,322	(62)	1,384	Goldman Sachs & Co.
ILS	520	03/21/28	1.883%	(A)	3 Month TELBOR(2)(Q)	(782)	—	(782)	Goldman Sachs & Co.
ILS	460	06/20/28	1.950%	(A)	3 Month TELBOR(2)(Q)	(938)	—	(938)	Barclays Capital Group
ILS	440	06/20/28	2.078%	(A)	3 Month TELBOR(2)(Q)	522	—	522	JPMorgan Chase
ILS	360	06/20/28	1.998%	(A)	3 Month TELBOR(2)(Q)	(303)	—	(303)	Goldman Sachs & Co.
ILS	280	06/20/28	1.998%	(A)	3 Month TELBOR(2)(Q)	(236)	18	(254)	Hong Kong & Shanghai Bank

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (continued):
KRW	3,799,700	07/10/27	2.020%	(Q)	3 Month KWCDC(1)(Q)	$45,855	$—	$45,855	BNP Paribas

						$1,114,032	$112	$1,113,920

Cash of $1,435,559, $3,060,102 and $2,093,606 have been segregated with Citigroup Global Markets, Goldman Sachs & Co. and Morgan Stanley, respectively, and securities with a combined market value of $2,934,200 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 11.70 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(4)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(5)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(6)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(7)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(8)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(9)	The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 36.375 bps quarterly.

Total return swap agreements outstanding at June 30, 2018:

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements:
Bank of America		(26,445)	Pay fixed payment on the Bloomberg Commodity Total Return Index upon termination and receive monthly variable payments based on the 3 Month U.S. Treasury Bill Rate +11bps	$908,412	$1,668	$906,744
Bank of America	CAD	8,891	Pay or receive monthly amounts based on market value fluctuation of 10 Year Canadian Government Bonds	(204,529)	—	(204,529)
Bank of America		(1,794)	Pay or receive monthly amounts based on market value fluctuation of 10 Year U.S. Treasury Notes Futures	8,972	—	8,972
Barclays Capital Group	CAD	(1,245)	Pay quarterly fixed payments on the Barclay Canadian Banks Index and receive quarterly variable payments based on 3 Month CDOR	(7,195)	—	(7,195)
Barclays Capital Group	CAD	(1,507)	Pay quarterly fixed payments on the Barclay Canadian Banks Index and receive quarterly variable payments based on 3 Month CDOR	5,069	—	5,069
Barclays Capital Group	CAD	(1,539)	Pay quarterly fixed payments on the Barclay Canadian Banks Index and receive quarterly variable payments based on 3 Month CDOR	10,187	—	10,187

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Barclays Capital Group	CAD	(1,245)	Pay quarterly fixed payments on the Barclay Canadian Banks Index and receive quarterly variable payments based on 3 Month CDOR	$(3,952)	$—	$(3,952)
Barclays Capital Group		(372)	Pay quarterly fixed payments on the Barclay Elevators Index and receive quarterly variable payments based on 3 Month LIBOR -25bps	(2,128)	—	(2,128)
BNP Paribas		(382)	Pay quarterly fixed payments on the BNP Copper Basket Index and receive quarterly variable payments based on 3 Month LIBOR -10bps	25,658	—	25,658
BNP Paribas		(219)	Pay quarterly fixed payments on the BNP Copper Basket Index and receive quarterly variable payments based on the 3 Month LIBOR -10bps	14,194	—	14,194
BNP Paribas		(850)	Pay quarterly fixed payments on the BNP Luxury Basket Index and receive quarterly variable payments based on the 3 Month LIBOR -16bps	(8,224)	—	(8,224)
BNP Paribas		(850)	Pay quarterly fixed payments on the BNP Luxury Basket Index and receive quarterly variable payments based on the 3 Month LIBOR -3bps	20,944	—	20,944
BNP Paribas		(860)	Pay quarterly fixed payments on the BNP Luxury Basket Index and receive quarterly variable payments based on the 3 Month LIBOR -3bps	22,912	—	22,912
BNP Paribas		(84)	Pay quarterly fixed payments on the BNP US Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +25bps	6,406	—	6,406
BNP Paribas		(86)	Pay quarterly fixed payments on the BNP US Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +25bps	6,545	—	6,545
BNP Paribas		(203)	Pay quarterly fixed payments on the BNP US Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +25bps	15,454	—	15,454
BNP Paribas		(315)	Pay quarterly fixed payments on the BNP US Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +25bps	23,871	—	23,871

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
BNP Paribas		(110)	Pay quarterly fixed payments on the MSCI U.S. Banks Gross Total Return Index and receive quarterly variable payments based on 3 Month LIBOR +14bps	$66	$—	$66
BNP Paribas		(3,229)	Pay quarterly fixed payments on the MSCI U.S. Banks Gross Total Return Index and receive quarterly variable payments based on 3 Month LIBOR +14bps	84,903	—	84,903
BNP Paribas		(3,249)	Pay quarterly fixed payments on the MSCI U.S. Banks Gross Total Return Index and receive quarterly variable payments based on 3 Month LIBOR +14bps	126,476	—	126,476
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of A.O. Smith Corp.	1,041	—	1,041
Goldman Sachs & Co.	GBP	(29)	Pay or receive monthly amounts based on market value fluctuation of AA PLC	4,304	—	4,304
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Aaron’s, Inc.	(254)	—	(254)
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of AbbVie, Inc.	(35,476)	—	(35,476)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of ABIOMED, Inc.	(173)	—	(173)
Goldman Sachs & Co.		(8)	Pay or receive monthly amounts based on market value fluctuation of Acadia Healthcare Co., Inc.	10,726	—	10,726
Goldman Sachs & Co.	EUR	(13)	Pay or receive monthly amounts based on market value fluctuation of Accor SA	26,152	—	26,152
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Activision Blizzard, Inc.	(296)	—	(296)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Acxiom Corp	96	—	96
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Adobe Systems, Inc.	(11,821)	—	(11,821)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Advance Auto Parts, Inc.	7,600	—	7,600
Goldman Sachs & Co.		(65)	Pay or receive monthly amounts based on market value fluctuation of Advanced Micro Devices, Inc.	137,798	—	137,798
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of AES Corp.	82	—	82
Goldman Sachs & Co.		32	Pay or receive monthly amounts based on market value fluctuation of Aflac, Inc.	(69,518)	—	(69,518)

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Agilent Technologies, Inc.	$(561)	$—	$(561)
Goldman Sachs & Co.		(8)	Pay or receive monthly amounts based on market value fluctuation of Agios Pharmaceuticals, Inc.	91,124	—	91,124
Goldman Sachs & Co.	HKD	(36)	Pay or receive monthly amounts based on market value fluctuation of AIA Group Ltd.	4,614	—	4,614
Goldman Sachs & Co.	EUR	16	Pay or receive monthly amounts based on market value fluctuation of Air France-KLM	(4,009)	—	(4,009)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Air Lease Corp.	(8,284)	—	(8,284)
Goldman Sachs & Co.	EUR	(7)	Pay or receive monthly amounts based on market value fluctuation of Airbus SE	13,213	—	13,213
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Akamai Technologies, Inc.	(67,236)	—	(67,236)
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Akorn, Inc.	(6,114)	—	(6,114)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Alaska Air Group, Inc.	4,830	—	4,830
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Albemarle Corp.	(6,056)	—	(6,056)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Alcatel-Lucent	400	—	400
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Alcoa Corp.	660	—	660
Goldman Sachs & Co.		(11)	Pay or receive monthly amounts based on market value fluctuation of Alkermes PLC	103,346	—	103,346
Goldman Sachs & Co.		(17)	Pay or receive monthly amounts based on market value fluctuation of Allegheny Technologies, Inc.	52,273	—	52,273
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Allergan PLC	5,390	—	5,390
Goldman Sachs & Co.		(19)	Pay or receive monthly amounts based on market value fluctuation of Allscripts Healthcare Solutions, Inc.	9,349	—	9,349
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Allstate Corp. (The)	(15,244)	—	(15,244)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Alnylam Pharmaceuticals, Inc.	25,233	—	25,233
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Alphabet, Inc.	(14,740)	—	(14,740)

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Altria Group, Inc.	$(999)	$—	$(999)
Goldman Sachs & Co.	AUD	(11)	Pay or receive monthly amounts based on market value fluctuation of Alumina Ltd.	(333)	—	(333)
Goldman Sachs & Co.	EUR	6	Pay or receive monthly amounts based on market value fluctuation of Amadeus IT Group SA	(35,309)	—	(35,309)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Amazon.com, Inc.	(6,268)	—	(6,268)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of AMC Networks, Inc.	(937)	—	(937)
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Amdocs Ltd.	(34,496)	—	(34,496)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of AMERCO	(1,383)	—	(1,383)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Ameren Corp.	2,977	—	2,977
Goldman Sachs & Co.		(19)	Pay or receive monthly amounts based on market value fluctuation of American Airlines Group, Inc.	81,440	—	81,440
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of American Financial Group, Inc.	(3,723)	—	(3,723)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of American International Group, Inc.	7,908	—	7,908
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Ameriprise Financial, Inc.	(42,301)	—	(42,301)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of AmerisourceBergen Corp.	7,069	—	7,069
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Amgen, Inc.	816	—	816
Goldman Sachs & Co.	AUD	(23)	Pay or receive monthly amounts based on market value fluctuation of AMP Ltd.	860	—	860
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Anadarko Petroleum Corp.	(15,090)	—	(15,090)
Goldman Sachs & Co.	GBP	10	Pay or receive monthly amounts based on market value fluctuation of Anglo American PLC	(4,955)	—	(4,955)
Goldman Sachs & Co.		10	Pay or receive monthly amounts based on market value fluctuation of Antero Resources Corp.	14,763	—	14,763
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Anthem, Inc.	(22,676)	—	(22,676)

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	GBP	3	Pay or receive monthly amounts based on market value fluctuation of Antofagasta PLC	$(1,114)	$—	$(1,114)
Goldman Sachs & Co.	AUD	(9)	Pay or receive monthly amounts based on market value fluctuation of APA Group	(11,628)	—	(11,628)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Apache Corp.	689	—	689
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Applied Materials, Inc.	(15,664)	—	(15,664)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Aqua America, Inc.	(315)	—	(315)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Archer-Daniels-Midland Co.	(301)	—	(301)
Goldman Sachs & Co.		(10)	Pay or receive monthly amounts based on market value fluctuation of Arconic Inc	6,241	—	6,241
Goldman Sachs & Co.	EUR	— (r)	Pay or receive monthly amounts based on market value fluctuation of Arkema SA	(646)	—	(646)
Goldman Sachs & Co.		11	Pay or receive monthly amounts based on market value fluctuation of Arrow Electronics, Inc.	(36,441)	—	(36,441)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Ashland Global Holdings, Inc.	197	—	197
Goldman Sachs & Co.	GBP	3	Pay or receive monthly amounts based on market value fluctuation of Ashmore Group PLC	(112)	—	(112)
Goldman Sachs & Co.	HKD	(2)	Pay or receive monthly amounts based on market value fluctuation of ASM Pacific Technology Ltd.	1,183	—	1,183
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Aspen Insurance Holdings Ltd.	5,415	—	5,415
Goldman Sachs & Co.		22	Pay or receive monthly amounts based on market value fluctuation of Assured Guaranty Ltd.	(34,586)	—	(34,586)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of AT&T, Inc.	(297)	—	(297)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Athene Holding Ltd.	(7,630)	—	(7,630)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Atlassian Corp. PLC	25,497	—	25,497
Goldman Sachs & Co.	EUR	2	Pay or receive monthly amounts based on market value fluctuation of Atos SE	(11,824)	—	(11,824)
Goldman Sachs & Co.	EUR	(1)	Pay or receive monthly amounts based on market value fluctuation of Atresmedia Corp. de Medios de Comunicacion SA	1,198	—	1,198

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Autodesk, Inc.	$30,754	$—	$30,754
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of AutoNation, Inc.	(221)	—	(221)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of AutoZone, Inc.	(786)	—	(786)
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Avnet, Inc.	2,071	—	2,071
Goldman Sachs & Co.		(57)	Pay or receive monthly amounts based on market value fluctuation of Avon Products, Inc.	(2,861)	—	(2,861)
Goldman Sachs & Co.		(25)	Pay or receive monthly amounts based on market value fluctuation of Axalta Coating Systems Ltd.	4,202	—	4,202
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Axis Capital Holdings Ltd.	225	—	225
Goldman Sachs & Co.	GBP	(8)	Pay or receive monthly amounts based on market value fluctuation of B&M European Value Retail SA	1,265	—	1,265
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Baker Hughes, Inc.	(2,209)	—	(2,209)
Goldman Sachs & Co.		(20)	Pay or receive monthly amounts based on market value fluctuation of Ball Corp.	24,101	—	24,101
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Bank of New York Mellon Corp. (The)	(16,950)	—	(16,950)
Goldman Sachs & Co.	EUR	(70)	Pay or receive monthly amounts based on market value fluctuation of Bankia SA	5,093	—	5,093
Goldman Sachs & Co.	EUR	4	Pay or receive monthly amounts based on market value fluctuation of Bankinter SA	(872)	—	(872)
Goldman Sachs & Co.	GBP	(48)	Pay or receive monthly amounts based on market value fluctuation of Barclays PLC	3,813	—	3,813
Goldman Sachs & Co.	GBP	69	Pay or receive monthly amounts based on market value fluctuation of Barratt Developments PLC	(36,915)	—	(36,915)
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Baxter International, Inc.	(2,712)	—	(2,712)
Goldman Sachs & Co.	GBP	29	Pay or receive monthly amounts based on market value fluctuation of BBA Aviation PLC	1,154	—	1,154
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Belden, Inc.	1,753	—	1,753
Goldman Sachs & Co.	GBP	11	Pay or receive monthly amounts based on market value fluctuation of Bellway PLC	(38,054)	—	(38,054)

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	GBP	13	Pay or receive monthly amounts based on market value fluctuation of Berkeley Group Holdings PLC	$(77,266)	$—	$(77,266)
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Best Buy Co., Inc.	(22,952)	—	(22,952)
Goldman Sachs & Co.	GBP	10	Pay or receive monthly amounts based on market value fluctuation of BHP Billiton PLC	3,662	—	3,662
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Big Lots, Inc.	3,073	—	3,073
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Biogen, Inc.	4,236	—	4,236
Goldman Sachs & Co.		(11)	Pay or receive monthly amounts based on market value fluctuation of BioMarin Pharmaceutical, Inc.	15,147	—	15,147
Goldman Sachs & Co.	EUR	— (r)	Pay or receive monthly amounts based on market value fluctuation of BioMerieux	(1,025)	—	(1,025)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Bio-Techne Corp.	(2,611)	—	(2,611)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Black Hills Corp.	(8,316)	—	(8,316)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Boeing Co. (The)	(17,057)	—	(17,057)
Goldman Sachs & Co.	EUR	(17)	Pay or receive monthly amounts based on market value fluctuation of Bollore SA	2,764	—	2,764
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Boston Beer Co., Inc. (The)	10,147	—	10,147
Goldman Sachs & Co.	GBP	— (r)	Pay or receive monthly amounts based on market value fluctuation of BP PLC	40	—	40
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Brighthouse Financial, Inc.	1,457	—	1,457
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Brinker International, Inc.	(2,690)	—	(2,690)
Goldman Sachs & Co.	GBP	(17)	Pay or receive monthly amounts based on market value fluctuation of British American Tobacco PLC	(42,602)	—	(42,602)
Goldman Sachs & Co.		(34)	Pay or receive monthly amounts based on market value fluctuation of Brookdale Senior Living, Inc.	6,189	—	6,189
Goldman Sachs & Co.	GBP	59	Pay or receive monthly amounts based on market value fluctuation of BT Group PLC	7,103	—	7,103
Goldman Sachs & Co.	GBP	2	Pay or receive monthly amounts based on market value fluctuation of BTG PLC	(89)	—	(89)

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	GBP	— (r)	Pay or receive monthly amounts based on market value fluctuation of Burberry Group PLC	$71	$—	$71
Goldman Sachs & Co.	EUR	(1)	Pay or receive monthly amounts based on market value fluctuation of Bureau Veritas SA	639	—	639
Goldman Sachs & Co.		17	Pay or receive monthly amounts based on market value fluctuation of CA, Inc.	(25,180)	—	(25,180)
Goldman Sachs & Co.		(9)	Pay or receive monthly amounts based on market value fluctuation of Cabot Oil & Gas Corp.	(702)	—	(702)
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Cadence Design Systems, Inc.	(12,813)	—	(12,813)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Callon Petroleum Co.	(60)	—	(60)
Goldman Sachs & Co.	EUR	— (r)	Pay or receive monthly amounts based on market value fluctuation of Capgemini SA	(252)	—	(252)
Goldman Sachs & Co.	GBP	(83)	Pay or receive monthly amounts based on market value fluctuation of Capita PLC	(8,229)	—	(8,229)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Capital One Financial Corp.	(1,311)	—	(1,311)
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of CarMax, Inc.	(2,059)	—	(2,059)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Carnival Corp.	(30,731)	—	(30,731)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Carpenter Technology Corp.	12,054	—	12,054
Goldman Sachs & Co.	EUR	(6)	Pay or receive monthly amounts based on market value fluctuation of Carrefour SA	9,933	—	9,933
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Cars.com, Inc.	(640)	—	(640)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Carters, Inc.	(359)	—	(359)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Cboe Global Markets, Inc.	(528)	—	(528)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of CDK Global, Inc.	2,514	—	2,514
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of CDW Corp.	(4,204)	—	(4,204)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Celgene Corp.	3,244	—	3,244

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	EUR	(29)	Pay or receive monthly amounts based on market value fluctuation of Cellnex Telecom SA	$(5,358)	$—	$(5,358)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Centene Corp.	(815)	—	(815)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Centennial Resource Development, Inc.	14	—	14
Goldman Sachs & Co.	GBP	(9)	Pay or receive monthly amounts based on market value fluctuation of Centrica PLC	(660)	—	(660)
Goldman Sachs & Co.		(53)	Pay or receive monthly amounts based on market value fluctuation of CenturyLink, Inc.	(27,244)	—	(27,244)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Cerner Corp.	(1,278)	—	(1,278)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of CF Industries Holdings, Inc.	3,214	—	3,214
Goldman Sachs & Co.	AUD	(2)	Pay or receive monthly amounts based on market value fluctuation of Challenger Ltd.	699	—	699
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Charles River Laboratories International, Inc.	(26,208)	—	(26,208)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Charles Schwab Corp. (The)	20,210	—	20,210
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Charter Communications, Inc.	3,511	—	3,511
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Cheesecake Factory, Inc. (The)	(9,421)	—	(9,421)
Goldman Sachs & Co.		(21)	Pay or receive monthly amounts based on market value fluctuation of Cheniere Energy, Inc.	(1,452)	—	(1,452)
Goldman Sachs & Co.		30	Pay or receive monthly amounts based on market value fluctuation of Chesapeake Energy Corp.	14,824	—	14,824
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Chevron Corp.	86	—	86
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Chipotle Mexican Grill, Inc.	5,600	—	5,600
Goldman Sachs & Co.	EUR	3	Pay or receive monthly amounts based on market value fluctuation of Cie Generale des Etablissements Michelin	(27,314)	—	(27,314)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Ciena Corp.	5,638	—	5,638

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#			Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		2		Pay or receive monthly amounts based on market value fluctuation of Cigna Corp.	$(9,882)	$—	$(9,882)
Goldman Sachs & Co.		—	(r)	Pay or receive monthly amounts based on market value fluctuation of Cimarex Energy Co.	969	—	969
Goldman Sachs & Co.		14		Pay or receive monthly amounts based on market value fluctuation of Cirrus Logic, Inc.	547	—	547
Goldman Sachs & Co.		1		Pay or receive monthly amounts based on market value fluctuation of Cisco Systems, Inc.	(1,632)	—	(1,632)
Goldman Sachs & Co.		—	(r)	Pay or receive monthly amounts based on market value fluctuation of CIT Group, Inc.	268	—	268
Goldman Sachs & Co.		(4)		Pay or receive monthly amounts based on market value fluctuation of Citigroup, Inc.	(84)	—	(84)
Goldman Sachs & Co.		(1)		Pay or receive monthly amounts based on market value fluctuation of Citizens Financial Group, Inc.	2,345	—	2,345
Goldman Sachs & Co.		—	(r)	Pay or receive monthly amounts based on market value fluctuation of Citrix Systems, Inc.	(435)	—	(435)
Goldman Sachs & Co.	HKD	9		Pay or receive monthly amounts based on market value fluctuation of CK Hutchison Holdings Ltd.	(5,692)	—	(5,692)
Goldman Sachs & Co.		(2)		Pay or receive monthly amounts based on market value fluctuation of Clean Harbors, Inc.	(5,285)	—	(5,285)
Goldman Sachs & Co.		—	(r)	Pay or receive monthly amounts based on market value fluctuation of Clorox Co. (The)	2,537	—	2,537
Goldman Sachs & Co.	GBP	3		Pay or receive monthly amounts based on market value fluctuation of Close Brothers Group PLC	136	—	136
Goldman Sachs & Co.	HKD	15		Pay or receive monthly amounts based on market value fluctuation of CLP Holdings Ltd.	5,736	—	5,736
Goldman Sachs & Co.	EUR	5		Pay or receive monthly amounts based on market value fluctuation of CNP Assurances	(801)	—	(801)
Goldman Sachs & Co.	GBP	(137)		Pay or receive monthly amounts based on market value fluctuation of Cobham PLC	2,537	—	2,537
Goldman Sachs & Co.		(2)		Pay or receive monthly amounts based on market value fluctuation of Cognex Corp.	2,145	—	2,145
Goldman Sachs & Co.		—	(r)	Pay or receive monthly amounts based on market value fluctuation of Cognizant Technology Solutions Corp.	(243)	—	(243)
Goldman Sachs & Co.		—	(r)	Pay or receive monthly amounts based on market value fluctuation of Coherent, Inc.	(227)	—	(227)
Goldman Sachs & Co.		(2)		Pay or receive monthly amounts based on market value fluctuation of Colfax Corp.	606	—	606

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of Commerce Bancshares, Inc.	$(9,053)	$—	$(9,053)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Commercial Metals Co.	2,539	—	2,539
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of CommVault Systems, Inc.	6,772	—	6,772
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Computer Sciences Corp.	(2,410)	—	(2,410)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Concho Resources, Inc.	1,901	—	1,901
Goldman Sachs & Co.		(22)	Pay or receive monthly amounts based on market value fluctuation of Conduent, Inc.	56,157	—	56,157
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of ConocoPhillips	1,181	—	1,181
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of Consol Energy, Inc.	7,623	—	7,623
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Consol Energy, Inc.	(3,301)	—	(3,301)
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Consolidated Edison, Inc.	35,803	—	35,803
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Constellation Brands, Inc.	(26,592)	—	(26,592)
Goldman Sachs & Co.	GBP	(40)	Pay or receive monthly amounts based on market value fluctuation of ConvaTec Group PLC	1,675	—	1,675
Goldman Sachs & Co.		13	Pay or receive monthly amounts based on market value fluctuation of Convergys Corp.	(13,199)	—	(13,199)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Cooper Cos., Inc. (The)	595	—	595
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Cooper Tire & Rubber Co.	(288)	—	(288)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Copa Holdings SA	6,703	—	6,703
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of CoreLogic, Inc.	(5,227)	—	(5,227)
Goldman Sachs & Co.		(40)	Pay or receive monthly amounts based on market value fluctuation of Coty, Inc.	2,774	—	2,774
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Cracker Barrel Old Country Store, Inc.	(9,522)	—	(9,522)

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Cree, Inc.	$37,475	$—	$37,475
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Crown Holdings, Inc.	2,396	—	2,396
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Cullen/Frost Bankers, Inc.	1,116	—	1,116
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Curtiss-Wright Corp.	(4,236)	—	(4,236)
Goldman Sachs & Co.		(22)	Pay or receive monthly amounts based on market value fluctuation of Cypress Semiconductor Corp.	44,895	—	44,895
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of D.R. Horton, Inc.	(423)	—	(423)
Goldman Sachs & Co.	GBP	7	Pay or receive monthly amounts based on market value fluctuation of Daily Mail & General Trust PLC	5,450	—	5,450
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Danaher Corp.	(1,140)	—	(1,140)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Darden Restaurants, Inc.	10,701	—	10,701
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of DaVita, Inc.	13,092	—	13,092
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Dean Foods Co.	(1,949)	—	(1,949)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Deckers Outdoor Corp.	(11,822)	—	(11,822)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Dell Technologies, Inc.	(274)	—	(274)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Delphi Automotive PLC	23,492	—	23,492
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Delta Air Lines, Inc.	22,653	—	22,653
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Deluxe Corp.	(8,779)	—	(8,779)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of DENTSPLY SIRONA, Inc.	173	—	173
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Devon Energy Corp.	(1,931)	—	(1,931)
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of DeVry Education Group, Inc.	(4,844)	—	(4,844)

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(8)	Pay or receive monthly amounts based on market value fluctuation of DexCom, Inc.	$47,747	$—	$47,747
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Diamond Offshore Drilling, Inc.	15,360	—	15,360
Goldman Sachs & Co.		(7)	Pay or receive monthly amounts based on market value fluctuation of Diebold Nixdorf, Inc.	6,309	—	6,309
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Dillard’s, Inc.	10,363	—	10,363
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Discovery, Inc.	(1,371)	—	(1,371)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of DISH Network Corp.	5,009	—	5,009
Goldman Sachs & Co.	EUR	(5)	Pay or receive monthly amounts based on market value fluctuation of Distribuidora Internacional de Alimentacion SA	1,155	—	1,155
Goldman Sachs & Co.	GBP	15	Pay or receive monthly amounts based on market value fluctuation of Dixons Carphone PLC	(1,949)	—	(1,949)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Dollar Tree, Inc.	5,365	—	5,365
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Dominion Energy, Inc.	(7,375)	—	(7,375)
Goldman Sachs & Co.	AUD	(1)	Pay or receive monthly amounts based on market value fluctuation of Domino’s Pizza, Inc.	(20)	—	(20)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Domino’s Pizza, Inc.	(287)	—	(287)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Domtar Corp.	18	—	18
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of DowDuPont, Inc.	7,497	—	7,497
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of East West Bancorp, Inc.	2,551	—	2,551
Goldman Sachs & Co.	GBP	(4)	Pay or receive monthly amounts based on market value fluctuation of easyJet PLC	5,376	—	5,376
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Eaton Corp. PLC	(8,680)	—	(8,680)
Goldman Sachs & Co.		21	Pay or receive monthly amounts based on market value fluctuation of eBay, Inc.	(55,664)	—	(55,664)
Goldman Sachs & Co.	EUR	(21)	Pay or receive monthly amounts based on market value fluctuation of Edenred	1,695	—	1,695

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	EUR	3	Pay or receive monthly amounts based on market value fluctuation of Electricite de France SA	$1,690	$—	$1,690
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Electronic Arts, Inc.	(1,959)	—	(1,959)
Goldman Sachs & Co.	EUR	3	Pay or receive monthly amounts based on market value fluctuation of Elior Group	(4,770)	—	(4,770)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of EMCOR Group, Inc.	(4,356)	—	(4,356)
Goldman Sachs & Co.	EUR	28	Pay or receive monthly amounts based on market value fluctuation of Endesa SA	(12,177)	—	(12,177)
Goldman Sachs & Co.		(30)	Pay or receive monthly amounts based on market value fluctuation of Endo International PLC	(8,349)	—	(8,349)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Energen Corp.	3,560	—	3,560
Goldman Sachs & Co.	EUR	26	Pay or receive monthly amounts based on market value fluctuation of Engie SA	(3,655)	—	(3,655)
Goldman Sachs & Co.		(15)	Pay or receive monthly amounts based on market value fluctuation of Ensco PLC	(19,144)	—	(19,144)
Goldman Sachs & Co.		(21)	Pay or receive monthly amounts based on market value fluctuation of Envision Healthcare Corp.	14,425	—	14,425
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of EOG Resources, Inc.	1,352	—	1,352
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of EQT Corp.	1,412	—	1,412
Goldman Sachs & Co.	GBP	(4)	Pay or receive monthly amounts based on market value fluctuation of Essentra PLC	70	—	70
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Estee Lauder Cos., Inc. (The)	(100,603)	—	(100,603)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Esterline Technologies Corp.	—	—	—
Goldman Sachs & Co.	EUR	— (r)	Pay or receive monthly amounts based on market value fluctuation of Eurofins Scientific SE	(6,588)	—	(6,588)
Goldman Sachs & Co.	EUR	1	Pay or receive monthly amounts based on market value fluctuation of Eutelsat Communication SA	409	—	409
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Everest Re Group Ltd.	14,718	—	14,718
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Evergy, Inc.	(1,501)	—	(1,501)

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	GBP	6	Pay or receive monthly amounts based on market value fluctuation of Evraz PLC	$(2,205)	$—	$(2,205)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Exelixis, Inc.	7,848	—	7,848
Goldman Sachs & Co.		27	Pay or receive monthly amounts based on market value fluctuation of Exelon Corp.	23,959	—	23,959
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Expedia, Inc.	(10,576)	—	(10,576)
Goldman Sachs & Co.	GBP	(10)	Pay or receive monthly amounts based on market value fluctuation of Experian PLC	525	—	525
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Extraction Oil & Gas, Inc.	—	—	—
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of F5 Networks, Inc.	(4,927)	—	(4,927)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Facebook, Inc.	(19,687)	—	(19,687)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Fair Isaac Corp.	(2,070)	—	(2,070)
Goldman Sachs & Co.		(9)	Pay or receive monthly amounts based on market value fluctuation of Fastenal Co.	39,987	—	39,987
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Federated Investors, Inc.	(5,111)	—	(5,111)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of FedEx Corp.	(54,366)	—	(54,366)
Goldman Sachs & Co.	EUR	(8)	Pay or receive monthly amounts based on market value fluctuation of Ferrovial SA	5,819	—	5,819
Goldman Sachs & Co.		(31)	Pay or receive monthly amounts based on market value fluctuation of FireEye, Inc.	49,936	—	49,936
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of First American Financial Corp.	(1,049)	—	(1,049)
Goldman Sachs & Co.		(95)	Pay or receive monthly amounts based on market value fluctuation of First Data Corp.	70,166	—	70,166
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of First Horizon National Corp.	1,478	—	1,478
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of First Republic Bank	5,840	—	5,840
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of First Solar, Inc.	1,913	—	1,913

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(50)	Pay or receive monthly amounts based on market value fluctuation of FirstEnergy Corp.	$(58,389)	$—	$(58,389)
Goldman Sachs & Co.		13	Pay or receive monthly amounts based on market value fluctuation of Flex Ltd.	(3,123)	—	(3,123)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of FLIR Systems, Inc.	(4,611)	—	(4,611)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Flowserve Corp.	4,257	—	4,257
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of FMC Corp.	(983)	—	(983)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of FNB Corp.	681	—	681
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of FNF Group	402	—	402
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Foot Locker, Inc.	257	—	257
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Ford Motor Co.	(510)	—	(510)
Goldman Sachs & Co.	AUD	32	Pay or receive monthly amounts based on market value fluctuation of Fortescue Metals Group Ltd.	(6,151)	—	(6,151)
Goldman Sachs & Co.	AUD	(11)	Pay or receive monthly amounts based on market value fluctuation of Fortescue Qantas Airways Ltd.	2,820	—	2,820
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Freeport-McMoRan, Inc.	294	—	294
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of GameStop Corp.	(1,092)	—	(1,092)
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Gartner, Inc.	18,584	—	18,584
Goldman Sachs & Co.	EUR	— (r)	Pay or receive monthly amounts based on market value fluctuation of Gas Natural SDG SA	433	—	433
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of GATX Corp.	7,809	—	7,809
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of GCI Liberty, Inc.	16	—	16
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of General Dynamics Corp.	(6,032)	—	(6,032)
Goldman Sachs & Co.		(68)	Pay or receive monthly amounts based on market value fluctuation of General Electric Co.	(27,825)	—	(27,825)

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of General Motors Co.	$(15,638)	$—	$(15,638)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Genesee & Wyoming, Inc.	1,758	—	1,758
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Genpact Ltd.	(9,355)	—	(9,355)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Genuine Parts Co.	3,760	—	3,760
Goldman Sachs & Co.		12	Pay or receive monthly amounts based on market value fluctuation of Gilead Sciences, Inc.	21,502	—	21,502
Goldman Sachs & Co.	GBP	2	Pay or receive monthly amounts based on market value fluctuation of Glencore PLC	(441)	—	(441)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Globus Medical, Inc.	(19,439)	—	(19,439)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Graham Holdings Co.	(6,155)	—	(6,155)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Granite Construction, Inc.	3,987	—	3,987
Goldman Sachs & Co.		(24)	Pay or receive monthly amounts based on market value fluctuation of Graphic Packaging Holding Co.	7,074	—	7,074
Goldman Sachs & Co.	GBP	18	Pay or receive monthly amounts based on market value fluctuation of Greene King PLC	(13,673)	—	(13,673)
Goldman Sachs & Co.		375	Pay or receive monthly amounts based on market value fluctuation of GT Advanced Technologies, Inc.^	(76)	—	(76)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of GT Advanced Technologies, Inc.^	—	—	—
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of GT Advanced Technologies, Inc.^	—	—	—
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Guidewire Software, Inc.	13,718	—	13,718
Goldman Sachs & Co.	HKD	(52)	Pay or receive monthly amounts based on market value fluctuation of Guotai Junan Securities Co. Ltd.	1,466	—	1,466
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Hain Celestial Group, Inc. (The)	(2,810)	—	(2,810)

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	HKD	52	Pay or receive monthly amounts based on market value fluctuation of Haitong International Securities Group Ltd.	$(3,778)	$—	$(3,778)
Goldman Sachs & Co.	GBP	(12)	Pay or receive monthly amounts based on market value fluctuation of Halma PLC	9,512	—	9,512
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Hancock Holding Co.	1,094	—	1,094
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Hanover Insurance Group, Inc. (The)	267	—	267
Goldman Sachs & Co.	GBP	(1)	Pay or receive monthly amounts based on market value fluctuation of Hargreaves Lansdown PLC	703	—	703
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Harley-Davidson, Inc.	3,860	—	3,860
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Harris Corp.	(431)	—	(431)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Hawaiian Electric Industries, Inc.	4,220	—	4,220
Goldman Sachs & Co.	GBP	10	Pay or receive monthly amounts based on market value fluctuation of Hays PLC	145	—	145
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of HCA Holdings, Inc.	(1,400)	—	(1,400)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Healthcare Services Group, Inc.	(1,439)	—	(1,439)
Goldman Sachs & Co.	AUD	(55)	Pay or receive monthly amounts based on market value fluctuation of Healthscope Ltd.	4,055	—	4,055
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Helmerich & Payne, Inc.	(210)	—	(210)
Goldman Sachs & Co.	HKD	12	Pay or receive monthly amounts based on market value fluctuation of Henderson Land Development Co. Ltd.	(4,164)	—	(4,164)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Herman Miller, Inc.	(927)	—	(927)
Goldman Sachs & Co.		(27)	Pay or receive monthly amounts based on market value fluctuation of Hess Corp.	(144,618)	—	(144,618)
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Hewlett Packard Enterprise Co.	(11,617)	—	(11,617)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Hilton Grand Vacations, Inc.	(2,787)	—	(2,787)

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#			Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		—	(r)	Pay or receive monthly amounts based on market value fluctuation of HNI Corp.	$(129)	$—	$(129)
Goldman Sachs & Co.		12		Pay or receive monthly amounts based on market value fluctuation of HollyFrontier Corp.	(65,661)	—	(65,661)
Goldman Sachs & Co.		(2)		Pay or receive monthly amounts based on market value fluctuation of Home BancShares, Inc.	(715)	—	(715)
Goldman Sachs & Co.	HKD	10		Pay or receive monthly amounts based on market value fluctuation of Hong Kong & China Gas Co. Ltd.	151	—	151
Goldman Sachs & Co.	GBP	20		Pay or receive monthly amounts based on market value fluctuation of Howden Joinery Group PLC	2,144	—	2,144
Goldman Sachs & Co.		5		Pay or receive monthly amounts based on market value fluctuation of HP, Inc.	(4,648)	—	(4,648)
Goldman Sachs & Co.	GBP	—	(r)	Pay or receive monthly amounts based on market value fluctuation of HSBC Holdings PLC	18	—	18
Goldman Sachs & Co.		3		Pay or receive monthly amounts based on market value fluctuation of Humana, Inc.	(22,455)	—	(22,455)
Goldman Sachs & Co.		5		Pay or receive monthly amounts based on market value fluctuation of Huntington Ingalls Industries, Inc.	(26,755)	—	(26,755)
Goldman Sachs & Co.		3		Pay or receive monthly amounts based on market value fluctuation of IAC/InterActiveCorp	(37,613)	—	(37,613)
Goldman Sachs & Co.	EUR	3		Pay or receive monthly amounts based on market value fluctuation of Iberdrola SA	193	—	193
Goldman Sachs & Co.		—	(r)	Pay or receive monthly amounts based on market value fluctuation of ICU Medical, Inc.	(305)	—	(305)
Goldman Sachs & Co.		—	(r)	Pay or receive monthly amounts based on market value fluctuation of IDEXX Laboratories, Inc.	100	—	100
Goldman Sachs & Co.	EUR	(2)		Pay or receive monthly amounts based on market value fluctuation of Iliad SA	8,311	—	8,311
Goldman Sachs & Co.	EUR	—	(r)	Pay or receive monthly amounts based on market value fluctuation of Imerys SA	(178)	—	(178)
Goldman Sachs & Co.	GBP	(3)		Pay or receive monthly amounts based on market value fluctuation of IMI PLC	2,372	—	2,372
Goldman Sachs & Co.	GBP	(1)		Pay or receive monthly amounts based on market value fluctuation of Imperial Brands PLC	(3,638)	—	(3,638)
Goldman Sachs & Co.		(5)		Pay or receive monthly amounts based on market value fluctuation of INC Research Holdings, Inc.	2,971	—	2,971

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	GBP	2	Pay or receive monthly amounts based on market value fluctuation of Inchcape PLC	$461	$—	$461
Goldman Sachs & Co.		(8)	Pay or receive monthly amounts based on market value fluctuation of Incyte Corp.	39,467	—	39,467
Goldman Sachs & Co.	GBP	33	Pay or receive monthly amounts based on market value fluctuation of Indivior PLC	7,434	—	7,434
Goldman Sachs & Co.	EUR	(13)	Pay or receive monthly amounts based on market value fluctuation of Industria de Diseno Textil SA	5,045	—	5,045
Goldman Sachs & Co.	EUR	(4)	Pay or receive monthly amounts based on market value fluctuation of Ingenico Group SA	(9,786)	—	(9,786)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Ingredion, Inc.	(12,903)	—	(12,903)
Goldman Sachs & Co.	GBP	(9)	Pay or receive monthly amounts based on market value fluctuation of Inmarsat PLC	(3,080)	—	(3,080)
Goldman Sachs & Co.		19	Pay or receive monthly amounts based on market value fluctuation of Intel Corp.	(66,336)	—	(66,336)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of International Business Machines Corp.	(19,956)	—	(19,956)
Goldman Sachs & Co.	GBP	(5)	Pay or receive monthly amounts based on market value fluctuation of International Consolidated Airlines Group SA	3,888	—	3,888
Goldman Sachs & Co.		(9)	Pay or receive monthly amounts based on market value fluctuation of International Game Technology PLC	23,054	—	23,054
Goldman Sachs & Co.	GBP	(2)	Pay or receive monthly amounts based on market value fluctuation of Intertek Group PLC	2,140	—	2,140
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Intrexon Corp.	8,444	—	8,444
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Intuit, Inc.	(558)	—	(558)
Goldman Sachs & Co.	GBP	15	Pay or receive monthly amounts based on market value fluctuation of Investec PLC	(2,367)	—	(2,367)
Goldman Sachs & Co.		(7)	Pay or receive monthly amounts based on market value fluctuation of Ionis Pharmaceuticals, Inc.	13,332	—	13,332
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of IPG Photonics Corp.	(16,990)	—	(16,990)
Goldman Sachs & Co.	GBP	(4)	Pay or receive monthly amounts based on market value fluctuation of ITV PLC	(256)	—	(256)

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	GBP	(13)	Pay or receive monthly amounts based on market value fluctuation of IWG PLC	$(979)	$—	$(979)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of j2 Global, Inc.	(12,041)	—	(12,041)
Goldman Sachs & Co.		14	Pay or receive monthly amounts based on market value fluctuation of Jabil Circuit, Inc.	9,525	—	9,525
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Janus Henderson Group PLC	(291)	—	(291)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Jazz Pharmaceuticals PLC	(2,000)	—	(2,000)
Goldman Sachs & Co.	EUR	(4)	Pay or receive monthly amounts based on market value fluctuation of JCDecaux SA	(4,965)	—	(4,965)
Goldman Sachs & Co.	GBP	22	Pay or receive monthly amounts based on market value fluctuation of JD Sports Fashion PLC	7,387	—	7,387
Goldman Sachs & Co.		18	Pay or receive monthly amounts based on market value fluctuation of JetBlue Airways Corp.	(3,581)	—	(3,581)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of John Wiley & Sons, Inc.	(17,604)	—	(17,604)
Goldman Sachs & Co.	GBP	(23)	Pay or receive monthly amounts based on market value fluctuation of John Wood Group PLC	(2,049)	—	(2,049)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of JPMorgan Chase & Co.	479	—	479
Goldman Sachs & Co.		16	Pay or receive monthly amounts based on market value fluctuation of Juniper Networks, Inc.	5,447	—	5,447
Goldman Sachs & Co.	GBP	(17)	Pay or receive monthly amounts based on market value fluctuation of Just Eat PLC	1,844	—	1,844
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of KBR, Inc.	48	—	48
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Kemper Corp.	297	—	297
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Kennametal, Inc.	7,941	—	7,941
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of KeyCorp	2,475	—	2,475
Goldman Sachs & Co.		(26)	Pay or receive monthly amounts based on market value fluctuation of Kinder Morgan, Inc.	(13,330)	—	(13,330)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of KLA-Tencor Corp.	(7,701)	—	(7,701)

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of KLX, Inc.	$—	$—	$—
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Knowles Corp	924	—	924
Goldman Sachs & Co.		12	Pay or receive monthly amounts based on market value fluctuation of Kohl’s Corp.	(17,402)	—	(17,402)
Goldman Sachs & Co.		(33)	Pay or receive monthly amounts based on market value fluctuation of Kosmos Energy Ltd.	(3,645)	—	(3,645)
Goldman Sachs & Co.		(11)	Pay or receive monthly amounts based on market value fluctuation of Kraft Heinz Co. (The)	(21,895)	—	(21,895)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Kroger Co. (The)	1,610	—	1,610
Goldman Sachs & Co.		(15)	Pay or receive monthly amounts based on market value fluctuation of L Brands, Inc.	(7,570)	—	(7,570)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of L3 Technologies, Inc.	(12,452)	—	(12,452)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Laboratory Corp. of America Holdings	(9,800)	—	(9,800)
Goldman Sachs & Co.	EUR	5	Pay or receive monthly amounts based on market value fluctuation of Lagardere SCA	(2,962)	—	(2,962)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Lam Research Corp.	(3,611)	—	(3,611)
Goldman Sachs & Co.		18	Pay or receive monthly amounts based on market value fluctuation of Laredo Petroleum, Inc.	17,803	—	17,803
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Las Vegas Sands Corp.	(2,641)	—	(2,641)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Lear Corp.	(82,364)	—	(82,364)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Legg Mason, Inc.	(200)	—	(200)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Leggett & Platt, Inc.	(956)	—	(956)
Goldman Sachs & Co.	HKD	200	Pay or receive monthly amounts based on market value fluctuation of Li & Fung Ltd.	(3,694)	—	(3,694)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Liberty Broadband Corp.	1,400	—	1,400
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Liberty Global PLC	(2,336)	—	(2,336)

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	(1)	Pay or receive monthly amounts based on market value fluctuation of Liberty Global PLC	$880	$—	$880
Goldman Sachs & Co.	29	Pay or receive monthly amounts based on market value fluctuation of Liberty Interactive Corp. QVC Group	(7,525)	—	(7,525)
Goldman Sachs & Co.	— (r)	Pay or receive monthly amounts based on market value fluctuation of Lincoln Electric Holdings, Inc.	895	—	895
Goldman Sachs & Co.	3	Pay or receive monthly amounts based on market value fluctuation of Lincoln National Corp.	(12,896)	—	(12,896)
Goldman Sachs & Co.	(1)	Pay or receive monthly amounts based on market value fluctuation of Lions Gate Entertainment Corp.	1,928	—	1,928
Goldman Sachs & Co.	(4)	Pay or receive monthly amounts based on market value fluctuation of Lions Gate Entertainment Corp.	8,416	—	8,416
Goldman Sachs & Co.	— (r)	Pay or receive monthly amounts based on market value fluctuation of LivaNova PLC	(948)	—	(948)
Goldman Sachs & Co.	(1)	Pay or receive monthly amounts based on market value fluctuation of Live Nation Entertainment, Inc.	(1,434)	—	(1,434)
Goldman Sachs & Co.	(5)	Pay or receive monthly amounts based on market value fluctuation of LKQ Corp.	5,709	—	5,709
Goldman Sachs & Co.	— (r)	Pay or receive monthly amounts based on market value fluctuation of Lockheed Martin Corp.	(2,803)	—	(2,803)
Goldman Sachs & Co.	(1)	Pay or receive monthly amounts based on market value fluctuation of Loews Corp.	1,609	—	1,609
Goldman Sachs & Co.	— (r)	Pay or receive monthly amounts based on market value fluctuation of LogMeIn, Inc.	(1,273)	—	(1,273)
Goldman Sachs & Co.	2	Pay or receive monthly amounts based on market value fluctuation of Louisiana-Pacific Corp.	(1,505)	—	(1,505)
Goldman Sachs & Co.	— (r)	Pay or receive monthly amounts based on market value fluctuation of Lowe’s Cos., Inc.	378	—	378
Goldman Sachs & Co.	1	Pay or receive monthly amounts based on market value fluctuation of Lululemon Athletica, Inc.	(2,413)	—	(2,413)
Goldman Sachs & Co.	12	Pay or receive monthly amounts based on market value fluctuation of LyondellBasell Industries NV	(57,956)	—	(57,956)
Goldman Sachs & Co.	(5)	Pay or receive monthly amounts based on market value fluctuation of Macquarie Infrastructure Corp.	(1,966)	—	(1,966)
Goldman Sachs & Co.	12	Pay or receive monthly amounts based on market value fluctuation of Macy’s, Inc.	(15,915)	—	(15,915)

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Madison Square Garden Co. (The)	$(24,786)	$—	$(24,786)
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of Mallinckrodt PLC	(5,038)	—	(5,038)
Goldman Sachs & Co.	GBP	(73)	Pay or receive monthly amounts based on market value fluctuation of Man Group PLC	6,395	—	6,395
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Manhattan Associates, Inc.	(7,564)	—	(7,564)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of ManpowerGroup, Inc.	(12,214)	—	(12,214)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Marathon Oil Corp.	(706)	—	(706)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Marathon Petroleum Corp.	(20,913)	—	(20,913)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Markel Corp.	739	—	739
Goldman Sachs & Co.	GBP	2	Pay or receive monthly amounts based on market value fluctuation of Marks & Spencer Group PLC	(97)	—	(97)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Martin Marietta Materials, Inc.	19,478	—	19,478
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Marvell Technology Group Ltd.	(2,430)	—	(2,430)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Matador Resources Co.	421	—	421
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Match Group, Inc.	(29,267)	—	(29,267)
Goldman Sachs & Co.		(60)	Pay or receive monthly amounts based on market value fluctuation of Mattel, Inc.	81,978	—	81,978
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of MB Financial, Inc.	1,588	—	1,588
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of McDermott International, Inc.	(2,509)	—	(2,509)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of McKesson Corp.	(46,249)	—	(46,249)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of MDU Resources Group, Inc.	(195)	—	(195)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Medidata Solutions, Inc.	3,228	—	3,228

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	HKD	15	Pay or receive monthly amounts based on market value fluctuation of Melco International Development Ltd.	$(1,339)	$—	$(1,339)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of MercadoLibre, Inc.	(2,344)	—	(2,344)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Mercury General Corp.	3,070	—	3,070
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Meredith Corp.	(323)	—	(323)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Michael Kors Holdings Ltd.	(10,050)	—	(10,050)
Goldman Sachs & Co.	GBP	(4)	Pay or receive monthly amounts based on market value fluctuation of Micro Focus International PLC	2,223	—	2,223
Goldman Sachs & Co.		22	Pay or receive monthly amounts based on market value fluctuation of Micron Technology, Inc.	(131,090)	—	(131,090)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Microsoft Corp.	(4,727)	—	(4,727)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Middleby Corp. (The)	1,901	—	1,901
Goldman Sachs & Co.	HKD	(30)	Pay or receive monthly amounts based on market value fluctuation of Minth Group Ltd.	11,342	—	11,342
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of MKS Instruments, Inc.	(6,797)	—	(6,797)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Molson Coors Brewing Co.	819	—	819
Goldman Sachs & Co.	GBP	23	Pay or receive monthly amounts based on market value fluctuation of Moneysupermarket.com Group PLC	(2,465)	—	(2,465)
Goldman Sachs & Co.		(8)	Pay or receive monthly amounts based on market value fluctuation of Monster Beverage Corp.	(9,967)	—	(9,967)
Goldman Sachs & Co.		(7)	Pay or receive monthly amounts based on market value fluctuation of Mosaic Co. (The)	8,476	—	8,476
Goldman Sachs & Co.	HKD	50,611	Pay or receive monthly amounts based on market value fluctuation of MSCI Hong Kong Net Return HKD Index upon termination	(345,406)	—	(345,406)
Goldman Sachs & Co.	EUR	(415)	Pay or receive monthly amounts based on market value fluctuation of MSCI Italy Net Return EUR Index upon termination	(4,760)	244	(5,004)

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	JPY	228,901	Pay or receive monthly amounts based on market value fluctuation of MSCI Japan Net Return JPY Index upon termination	$(65,535)	$—	$(65,535)
Goldman Sachs & Co.	EUR	(1,318)	Pay or receive monthly amounts based on market value fluctuation of MSCI Netherlands Net Return EUR Index upon termination	(35,450)	—	(35,450)
Goldman Sachs & Co.	EUR	(98)	Pay or receive monthly amounts based on market value fluctuation of MSCI Spain Net Return EUR Index upon termination	2,566	—	2,566
Goldman Sachs & Co.	SEK	(36,665)	Pay or receive monthly amounts based on market value fluctuation of MSCI Sweden Net Return SEK Index upon termination	20,019	—	20,019
Goldman Sachs & Co.	CHF	(7,706)	Pay or receive monthly amounts based on market value fluctuation of MSCI Switzerland Net Return CHF Index upon termination	20,246	—	20,246
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of MSCI, Inc.	(1,254)	—	(1,254)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Murphy Oil Corp.	(237)	—	(237)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Murphy USA, Inc.	3,721	—	3,721
Goldman Sachs & Co.		11	Pay or receive monthly amounts based on market value fluctuation of Mylan NV	(27,994)	—	(27,994)
Goldman Sachs & Co.		(45)	Pay or receive monthly amounts based on market value fluctuation of Nabors Industries Ltd.	(7,715)	—	(7,715)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Nasdaq, Inc.	(8,835)	—	(8,835)
Goldman Sachs & Co.		(10)	Pay or receive monthly amounts based on market value fluctuation of National Fuel Gas Co.	(1,459)	—	(1,459)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of National Oilwell Varco, Inc.	(2,121)	—	(2,121)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Navient Corp.	(605)	—	(605)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Nektar Therapeutics	32,218	—	32,218
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of NetApp, Inc.	(462)	—	(462)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Netflix, Inc.	1,237	—	1,237

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Neurocrine Biosciences, Inc.	$21,035	$—	$21,035
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of New Jersey Resources Corp.	(1,073)	—	(1,073)
Goldman Sachs & Co.	AUD	8	Pay or receive monthly amounts based on market value fluctuation of Newcrest Mining Ltd.	4,443	—	4,443
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Newell Brands, Inc.	439	—	439
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Newfield Exploration Co.	(131)	—	(131)
Goldman Sachs & Co.		(8)	Pay or receive monthly amounts based on market value fluctuation of Newmont Mining Corp.	5,410	—	5,410
Goldman Sachs & Co.	GBP	(2)	Pay or receive monthly amounts based on market value fluctuation of NEX Group PLC	391	—	391
Goldman Sachs & Co.	GBP	— (r)	Pay or receive monthly amounts based on market value fluctuation of Next PLC	(38)	—	(38)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of NextEra Energy, Inc.	(116)	—	(116)
Goldman Sachs & Co.		(20)	Pay or receive monthly amounts based on market value fluctuation of Noble Energy, Inc.	(6,014)	—	(6,014)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Northrop Grumman Corp.	(37,653)	—	(37,653)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of NorthWestern Corp.	541	—	541
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Norwegian Cruise Line Holdings Ltd.	(1,176)	—	(1,176)
Goldman Sachs & Co.		(19)	Pay or receive monthly amounts based on market value fluctuation of NOW, Inc.	11,309	—	11,309
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of NRG Energy, Inc.	3,108	—	3,108
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Nu Skin Enterprises, Inc.	(8,084)	—	(8,084)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Nucor Corp.	14,509	—	14,509
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of NuVasive, Inc.	9,100	—	9,100
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of nVent Electric PLC	(890)	—	(890)

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of NVIDIA Corp.	$(26,978)	$—	$(26,978)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Oasis Petroleum, Inc.	(692)	—	(692)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Occidental Petroleum Corp.	26	—	26
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Oceaneering International, Inc.	6,340	—	6,340
Goldman Sachs & Co.		(17)	Pay or receive monthly amounts based on market value fluctuation of Office Depot, Inc.	8,450	—	8,450
Goldman Sachs & Co.	GBP	(57)	Pay or receive monthly amounts based on market value fluctuation of Old Mutual PLC	47,847	—	47,847
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Old Republic International Corp.	(1,832)	—	(1,832)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of ON Semiconductor Corp.	(14,126)	—	(14,126)
Goldman Sachs & Co.		(18)	Pay or receive monthly amounts based on market value fluctuation of ONEOK, Inc.	(23,094)	—	(23,094)
Goldman Sachs & Co.		(44)	Pay or receive monthly amounts based on market value fluctuation of Opko Health, Inc.	(11,324)	—	(11,324)
Goldman Sachs & Co.		18	Pay or receive monthly amounts based on market value fluctuation of Oracle Corp.	(43,068)	—	(43,068)
Goldman Sachs & Co.	EUR	— (r)	Pay or receive monthly amounts based on market value fluctuation of Orpea	(20)	—	(20)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Oshkosh Corp.	(755)	—	(755)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Owens Corning	(12,137)	—	(12,137)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of PacWest Bancorp	9,489	—	9,489
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Palo Alto Networks, Inc.	15,638	—	15,638
Goldman Sachs & Co.		(35)	Pay or receive monthly amounts based on market value fluctuation of Pandora Media, Inc.	11,085	—	11,085
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Parsley Energy, Inc.	697	—	697
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Patterson-UTI Energy, Inc.	163	—	163

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		10	Pay or receive monthly amounts based on market value fluctuation of PBF Energy, Inc.	$(54,515)	$—	$(54,515)
Goldman Sachs & Co.	GBP	(7)	Pay or receive monthly amounts based on market value fluctuation of Pennon Group PLC	(1,314)	—	(1,314)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of People’s United Financial, Inc.	411	—	411
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Perrigo Co. PLC	5,055	—	5,055
Goldman Sachs & Co.	GBP	1	Pay or receive monthly amounts based on market value fluctuation of Persimmon PLC	(1,275)	—	(1,275)
Goldman Sachs & Co.	GBP	(2)	Pay or receive monthly amounts based on market value fluctuation of Petrofac Ltd.	(663)	—	(663)
Goldman Sachs & Co.	EUR	21	Pay or receive monthly amounts based on market value fluctuation of Peugeot SA	(45,214)	—	(45,214)
Goldman Sachs & Co.		13	Pay or receive monthly amounts based on market value fluctuation of Pfizer, Inc.	1,520	—	1,520
Goldman Sachs & Co.		(10)	Pay or receive monthly amounts based on market value fluctuation of Philip Morris International, Inc.	(6,780)	—	(6,780)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Phillips 66	(1,647)	—	(1,647)
Goldman Sachs & Co.		12	Pay or receive monthly amounts based on market value fluctuation of Pilgrim’s Pride Corp.	3,697	—	3,697
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Pinnacle Financial Partners, Inc.	789	—	789
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Pitney Bowes, Inc.	3,918	—	3,918
Goldman Sachs & Co.		(35)	Pay or receive monthly amounts based on market value fluctuation of Platform Specialty Products Corp.	10,982	—	10,982
Goldman Sachs & Co.	GBP	14	Pay or receive monthly amounts based on market value fluctuation of Playtech PLC	(4,439)	—	(4,439)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of PNC Financial Services Group, Inc. (The)	414	—	414
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of PNM Resources, Inc.	(3,338)	—	(3,338)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Pool Corp.	980	—	980

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Popular, Inc.	$(724)	$—	$(724)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of PRA Health Sciences, Inc.	(778)	—	(778)
Goldman Sachs & Co.		(10)	Pay or receive monthly amounts based on market value fluctuation of Premier, Inc.	(5,164)	—	(5,164)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Priceline Group, Inc. (The)	(68,516)	—	(68,516)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of ProAssurance Corp.	1,168	—	1,168
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Prosperity Bancshares, Inc.	543	—	543
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Public Service Enterprise Group, Inc.	1,327	—	1,327
Goldman Sachs & Co.		13	Pay or receive monthly amounts based on market value fluctuation of PulteGroup, Inc.	(11,574)	—	(11,574)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of PVH Corp.	(6,195)	—	(6,195)
Goldman Sachs & Co.	AUD	(13)	Pay or receive monthly amounts based on market value fluctuation of QBE Insurance Group Ltd.	(3,086)	—	(3,086)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of QEP Resources, Inc.	(26)	—	(26)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Qiagen N.V.	(1,187)	—	(1,187)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Qorvo, Inc.	(14,753)	—	(14,753)
Goldman Sachs & Co.	GBP	(19)	Pay or receive monthly amounts based on market value fluctuation of Quilter PLC	1,781	—	1,781
Goldman Sachs & Co.		14	Pay or receive monthly amounts based on market value fluctuation of Quintiles IMS Holdings, Inc.	(69,023)	—	(69,023)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Ralph Lauren Corp.	(83)	—	(83)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Range Resources Corp.	(147)	—	(147)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Raytheon Co.	(50,752)	—	(50,752)
Goldman Sachs & Co.	GBP	(3)	Pay or receive monthly amounts based on market value fluctuation of Reckitt Benckiser Group PLC	(4,820)	—	(4,820)

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	EUR	(8)	Pay or receive monthly amounts based on market value fluctuation of Red Electrica Corp. SA	$2,875	$—	$2,875
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Red Hat, Inc.	(9,093)	—	(9,093)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Regeneron Pharmaceuticals, Inc.	2,291	—	2,291
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of Reinsurance Group of America, Inc.	(69,832)	—	(69,832)
Goldman Sachs & Co.	EUR	6	Pay or receive monthly amounts based on market value fluctuation of Renault SA	(67,168)	—	(67,168)
Goldman Sachs & Co.	EUR	37	Pay or receive monthly amounts based on market value fluctuation of Repsol SA	3,698	—	3,698
Goldman Sachs & Co.	GBP	4	Pay or receive monthly amounts based on market value fluctuation of Rio Tinto PLC	(2,635)	—	(2,635)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Robert Half International, Inc.	(8,126)	—	(8,126)
Goldman Sachs & Co.	GBP	(19)	Pay or receive monthly amounts based on market value fluctuation of Rolls-Royce Holdings PLC	(15,127)	—	(15,127)
Goldman Sachs & Co.	GBP	(5)	Pay or receive monthly amounts based on market value fluctuation of Rotork PLC	(45)	—	(45)
Goldman Sachs & Co.		11	Pay or receive monthly amounts based on market value fluctuation of Rowan Cos. PLC	17,131	—	17,131
Goldman Sachs & Co.	GBP	(24)	Pay or receive monthly amounts based on market value fluctuation of Royal Bank of Scotland Group PLC	(513)	—	(513)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Royal Caribbean Cruises Ltd.	(16,761)	—	(16,761)
Goldman Sachs & Co.	GBP	— (r)	Pay or receive monthly amounts based on market value fluctuation of Royal Dutch Shell PLC	40	—	40
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Royal Gold, Inc.	(2,141)	—	(2,141)
Goldman Sachs & Co.	GBP	57	Pay or receive monthly amounts based on market value fluctuation of Royal Mail PLC	603	—	603
Goldman Sachs & Co.	GBP	2	Pay or receive monthly amounts based on market value fluctuation of RPC Group PLC	1,757	—	1,757
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of RPC, Inc.	2,577	—	2,577

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	GBP	(10)	Pay or receive monthly amounts based on market value fluctuation of RSA Insurance Group PLC	$(1,532)	$—	$(1,532)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Ryder System, Inc.	(6,133)	—	(6,133)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Sanderson Farms, Inc.	1,984	—	1,984
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Santander Consumer USA Holding, Inc.	(18)	—	(18)
Goldman Sachs & Co.		(7)	Pay or receive monthly amounts based on market value fluctuation of Schlumberger Ltd.	70	—	70
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Science Applications International Corp.	(544)	—	(544)
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Scientific Games International, Inc.	29,592	—	29,592
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Seagate Technology PLC	(4,716)	—	(4,716)
Goldman Sachs & Co.		(33)	Pay or receive monthly amounts based on market value fluctuation of Sealed Air Corp.	74,560	—	74,560
Goldman Sachs & Co.		(7)	Pay or receive monthly amounts based on market value fluctuation of Seattle Genetics, Inc.	(4,552)	—	(4,552)
Goldman Sachs & Co.	EUR	— (r)	Pay or receive monthly amounts based on market value fluctuation of SEB SA	(333)	—	(333)
Goldman Sachs & Co.	AUD	(1)	Pay or receive monthly amounts based on market value fluctuation of SEEK Ltd.	(158)	—	(158)
Goldman Sachs & Co.	GBP	(21)	Pay or receive monthly amounts based on market value fluctuation of Serco Group PLC	(154)	—	(154)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Service Corp. International	(1,156)	—	(1,156)
Goldman Sachs & Co.	GBP	— (r)	Pay or receive monthly amounts based on market value fluctuation of Severn Trent PLC	(739)	—	(739)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Signature Bank	453	—	453
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Signet Jewelers Ltd.	(243)	—	(243)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Silgan Holdings, Inc.	(194)	—	(194)

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Six Flags Entertainment Corp.	$1,055	$—	$1,055
Goldman Sachs & Co.	HKD	10	Pay or receive monthly amounts based on market value fluctuation of SJM Holdings Ltd.	(688)	—	(688)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Skechers U.S.A., Inc.	1,383	—	1,383
Goldman Sachs & Co.		10	Pay or receive monthly amounts based on market value fluctuation of Skyworks Solutions, Inc.	(42,964)	—	(42,964)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of SM Energy Co.	28	—	28
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Snap-on, Inc.	631	—	631
Goldman Sachs & Co.	EUR	1	Pay or receive monthly amounts based on market value fluctuation of Sodexo SA	393	—	393
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Sotheby’s	15,396	—	15,396
Goldman Sachs & Co.	AUD	6	Pay or receive monthly amounts based on market value fluctuation of South32 Ltd.	(903)	—	(903)
Goldman Sachs & Co.		(11)	Pay or receive monthly amounts based on market value fluctuation of Southwest Airlines Co.	16,622	—	16,622
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Southwest Gas Holdings, Inc.	(329)	—	(329)
Goldman Sachs & Co.		45	Pay or receive monthly amounts based on market value fluctuation of Southwestern Energy Co.	(449)	—	(449)
Goldman Sachs & Co.		11	Pay or receive monthly amounts based on market value fluctuation of Spirit AeroSystems Holdings, Inc.	(24,173)	—	(24,173)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Spirit Airlines, Inc.	3,290	—	3,290
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Splunk, Inc.	39,846	—	39,846
Goldman Sachs & Co.		(50)	Pay or receive monthly amounts based on market value fluctuation of Sprint Corp.	5,553	—	5,553
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Sprouts Farmers Market, Inc.	(7,578)	—	(7,578)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Square, Inc.	21,956	—	21,956
Goldman Sachs & Co.	GBP	(13)	Pay or receive monthly amounts based on market value fluctuation of Standard Chartered PLC	3,041	—	3,041

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of State Street Corp.	$(15,858)	$—	$(15,858)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Stericycle, Inc.	(1,639)	—	(1,639)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Sterling Bancorp	1,887	—	1,887
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Stifel Financial Corp.	9,668	—	9,668
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of SunTrust Banks, Inc.	204	—	204
Goldman Sachs & Co.		(18)	Pay or receive monthly amounts based on market value fluctuation of Superior Energy Services, Inc.	(1,246)	—	(1,246)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of SVB Financial Group	2,197	—	2,197
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Symantec Corp.	(28)	—	(28)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Synchrony Financial	(204)	—	(204)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of SYNNEX Corp.	(45,970)	—	(45,970)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Synopsys, Inc.	(18,030)	—	(18,030)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of T. Rowe Price Group, Inc.	(5,143)	—	(5,143)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Tableau Software, Inc.	21,064	—	21,064
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Take-Two Interactive Software, Inc.	(357)	—	(357)
Goldman Sachs & Co.		(14)	Pay or receive monthly amounts based on market value fluctuation of Targa Resources Corp.	(30,267)	—	(30,267)
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Target Corp.	(7,341)	—	(7,341)
Goldman Sachs & Co.	GBP	11	Pay or receive monthly amounts based on market value fluctuation of Tate & Lyle PLC	(453)	—	(453)
Goldman Sachs & Co.	GBP	160	Pay or receive monthly amounts based on market value fluctuation of Taylor Wimpey PLC	(16,465)	—	(16,465)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of TE Connectivity Ltd.	(11,015)	—	(11,015)

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Tech Data Corp.	$(27,765)	$—	$(27,765)
Goldman Sachs & Co.	EUR	(64)	Pay or receive monthly amounts based on market value fluctuation of Technicolor SA	21,201	—	21,201
Goldman Sachs & Co.	HKD	(15)	Pay or receive monthly amounts based on market value fluctuation of Techtronic Industries Co. Ltd.	5,334	—	5,334
Goldman Sachs & Co.		17	Pay or receive monthly amounts based on market value fluctuation of TEGNA, Inc.	(11,183)	—	(11,183)
Goldman Sachs & Co.	EUR	1	Pay or receive monthly amounts based on market value fluctuation of Teleperformance	1,710	—	1,710
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Telephone & Data Systems, Inc.	(141)	—	(141)
Goldman Sachs & Co.		(12)	Pay or receive monthly amounts based on market value fluctuation of Tempur Sealy International, Inc.	22,435	—	22,435
Goldman Sachs & Co.		(17)	Pay or receive monthly amounts based on market value fluctuation of Tenet Healthcare Corp.	53,152	—	53,152
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Teradyne, Inc.	(217)	—	(217)
Goldman Sachs & Co.	GBP	(251)	Pay or receive monthly amounts based on market value fluctuation of Tesco PLC	(1,326)	—	(1,326)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Tesla, Inc.	73,854	—	73,854
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Texas Capital Bancshares, Inc.	1,353	—	1,353
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Texas Instruments, Inc.	(8,914)	—	(8,914)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Textron, Inc.	(3,029)	—	(3,029)
Goldman Sachs & Co.	EUR	4	Pay or receive monthly amounts based on market value fluctuation of Thales SA	(2,632)	—	(2,632)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Thermo Fisher Scientific, Inc.	(11,712)	—	(11,712)
Goldman Sachs & Co.	GBP	(10)	Pay or receive monthly amounts based on market value fluctuation of Thomas Cook Group PLC	845	—	845
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Thor Industries, Inc.	(26)	—	(26)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Toll Brothers, Inc.	(1,174)	—	(1,174)

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Torchmark Corp.	$(6,908)	$—	$(6,908)
Goldman Sachs & Co.	EUR	7	Pay or receive monthly amounts based on market value fluctuation of TOTAL SA	(173)	—	(173)
Goldman Sachs & Co.		(16)	Pay or receive monthly amounts based on market value fluctuation of Transocean Ltd.	(20,402)	—	(20,402)
Goldman Sachs & Co.	AUD	(3)	Pay or receive monthly amounts based on market value fluctuation of Transurban Group	518	—	518
Goldman Sachs & Co.	GBP	— (r)	Pay or receive monthly amounts based on market value fluctuation of Travis Perkins PLC	(42)	—	(42)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of TreeHouse Foods, Inc.	(1,358)	—	(1,358)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of TRI Pointe Group, Inc.	(306)	—	(306)
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Trimble, Inc.	5,456	—	5,456
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Trustmark Corp.	(267)	—	(267)
Goldman Sachs & Co.	GBP	5	Pay or receive monthly amounts based on market value fluctuation of TUI AG	(5,118)	—	(5,118)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Tupperware Brands Corp.	1,363	—	1,363
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Twitter, Inc.	2,796	—	2,796
Goldman Sachs & Co.		11	Pay or receive monthly amounts based on market value fluctuation of Tyson Foods, Inc.	(23,996)	—	(23,996)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Ulta Beauty, Inc.	26,566	—	26,566
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Ultimate Software Group, Inc. (The)	32,317	—	32,317
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Umpqua Holdings Corp.	1,267	—	1,267
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Under Armour, Inc.	235	—	235
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of United Bankshares, Inc.	2,662	—	2,662

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of United Continental Holdings, Inc.	$3,552	$—	$3,552
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of United Rentals, Inc.	(24,680)	—	(24,680)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of United States Steel Corporation	(4,509)	—	(4,509)
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of United Therapeutics Corp.	(20,717)	—	(20,717)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Univar, Inc.	9,486	—	9,486
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Universal Display Corp.	16,222	—	16,222
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Unum Group	(4,672)	—	(4,672)
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Valero Energy Corp.	(39,814)	—	(39,814)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Valley National Bancorp	711	—	711
Goldman Sachs & Co.	HKD	(15)	Pay or receive monthly amounts based on market value fluctuation of Value Partners Group Ltd.	712	—	712
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Veeva Systems, Inc.	6,336	—	6,336
Goldman Sachs & Co.	EUR	1	Pay or receive monthly amounts based on market value fluctuation of Veolia Environnement SA	(1,129)	—	(1,129)
Goldman Sachs & Co.		(18)	Pay or receive monthly amounts based on market value fluctuation of VeriFone Systems, Inc.	901	—	901
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of VeriSign, Inc.	(13,131)	—	(13,131)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Verizon Communications, Inc.	4,047	—	4,047
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Versum Materials, Inc.	(804)	—	(804)
Goldman Sachs & Co.		12	Pay or receive monthly amounts based on market value fluctuation of Viacom, Inc.	5,475	—	5,475
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of ViaSat Inc	(5,087)	—	(5,087)
Goldman Sachs & Co.		17	Pay or receive monthly amounts based on market value fluctuation of Vishay Intertechnology, Inc.	(18,371)	—	(18,371)

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.		31	Pay or receive monthly amounts based on market value fluctuation of Vistra Energy Corp.	$4,299	$—	$4,299
Goldman Sachs & Co.	EUR	(19)	Pay or receive monthly amounts based on market value fluctuation of Vivendi SA	12,667	—	12,667
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of VMware, Inc.	(11,054)	—	(11,054)
Goldman Sachs & Co.		(10)	Pay or receive monthly amounts based on market value fluctuation of Vulcan Materials Co.	35,835	—	35,835
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of W.W. Grainger, Inc.	(370)	—	(370)
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Wal-Mart Stores, Inc.	23,590	—	23,590
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Waste Management, Inc.	(614)	—	(614)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Wayfair, Inc.	(7,884)	—	(7,884)
Goldman Sachs & Co.		(174)	Pay or receive monthly amounts based on market value fluctuation of Weatherford International Ltd.	19,185	—	19,185
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Webster Financial Corp.	954	—	954
Goldman Sachs & Co.	GBP	(3)	Pay or receive monthly amounts based on market value fluctuation of Weir Group PLC (The)	632	—	632
Goldman Sachs & Co.		(12)	Pay or receive monthly amounts based on market value fluctuation of Welbilt, Inc.	(4,768)	—	(4,768)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of WellCare Health Plans, Inc.	10,275	—	10,275
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Wells Fargo & Co.	(289)	—	(289)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Wendy’s Co. (The)	318	—	318
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Werner Enterprises, Inc.	(2,051)	—	(2,051)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Western Alliance Bancorp	1,499	—	1,499
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Western Digital Corp.	(25,312)	—	(25,312)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Westlake Chemical Corp.	(9,758)	—	(9,758)

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	HKD	15	Pay or receive monthly amounts based on market value fluctuation of WH Group Ltd.	$(1,243)	$—	$(1,243)
Goldman Sachs & Co.	GBP	7	Pay or receive monthly amounts based on market value fluctuation of WH Smith PLC	(3,574)	—	(3,574)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Whiting Petroleum Corp.	(936)	—	(936)
Goldman Sachs & Co.	GBP	41	Pay or receive monthly amounts based on market value fluctuation of William Hill PLC	(4,975)	—	(4,975)
Goldman Sachs & Co.		(25)	Pay or receive monthly amounts based on market value fluctuation of Williams Cos., Inc. (The)	(491)	—	(491)
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Williams-Sonoma, Inc.	(14,318)	—	(14,318)
Goldman Sachs & Co.		(12)	Pay or receive monthly amounts based on market value fluctuation of WisdomTree Investments Inc	22,353	—	22,353
Goldman Sachs & Co.	AUD	8	Pay or receive monthly amounts based on market value fluctuation of Woodside Petroleum Ltd.	9,097	—	9,097
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Woodward, Inc.	(9,121)	—	(9,121)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Workday, Inc.	46,696	—	46,696
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of World Fuel Services Corp.	1,092	—	1,092
Goldman Sachs & Co.		(14)	Pay or receive monthly amounts based on market value fluctuation of WPX Energy, Inc.	(6,058)	—	(6,058)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of WR Grace & Co.	575	—	575
Goldman Sachs & Co.	HKD	(14)	Pay or receive monthly amounts based on market value fluctuation of Xinyi Glass Holdings Ltd.	428	—	428
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of XPO Logistics, Inc.	24,200	—	24,200
Goldman Sachs & Co.	HKD	34	Pay or receive monthly amounts based on market value fluctuation of Yue Yuen Industrial Holdings Ltd.	(6,067)	—	(6,067)
Goldman Sachs & Co.		(31)	Pay or receive monthly amounts based on market value fluctuation of Zayo Group Holdings, Inc.	1,861	—	1,861
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Zillow Group, Inc.	8,820	—	8,820
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Zynga, Inc.	(828)	—	(828)

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
Goldman Sachs & Co.	(1,095)	Pay quarterly fixed payments on the Goldman Sachs Global Machinery Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +13bps	$102,096	$—	$102,096
JPMorgan Chase	(150)	Pay quarterly fixed payments on the JP Morgan China Mid-Sized Banks Index and receive quarterly variable payments based on the 3 Month LIBOR +10bps	3,335	—	3,335
JPMorgan Chase	(1,059)	Pay quarterly fixed payments on the JP Morgan China Mid-Sized Banks Index and receive quarterly variable payments based on the 3 Month LIBOR +10bps	100,094	—	100,094
JPMorgan Chase	(374)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +40bps	3,135	—	3,135
JPMorgan Chase	(545)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +40bps	3,801	—	3,801
JPMorgan Chase	(1,263)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +40bps	11,178	—	11,178
JPMorgan Chase	(1,037)	Pay quarterly fixed payments on the JP Morgan Defense Contractors Basket Index and receive quarterly variable payments based on 3 Month LIBOR +10.50bps	67,747	—	67,747
JPMorgan Chase	816	Receive quarterly fixed payments on the Alerian MLP Total Return Index and pay quarterly variable payments based on 3 Month LIBOR +48bps	(286)	—	(286)
JPMorgan Chase	1,259	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3 Month LIBOR +55bps	33,029	—	33,029
JPMorgan Chase	611	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3 Month LIBOR +55bps	16,340	—	16,340
JPMorgan Chase	388	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3 Month LIBOR +55bps	11,079	—	11,079

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(1)(2)(3)(4)(5)	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
OTC swap agreements (continued):
JPMorgan Chase	427	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on the 3 Month LIBOR +55bps	$11,242	$—	$11,242
JPMorgan Chase	(480)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on the 3 Month LIBOR +40bps	4,227	—	4,227

			$(141,899)	$1,912	$(143,811)

(r)	Notional amount is less than $500 par.

(1)	Bank of America total return swaps have termination dates of 08/31/18 and 09/19/18, respectively.

(2)	Barclays Capital Group total return swaps have termination dates of 03/02/19, 05/04/19 and 05/08/19, respectively.

(3)	BNP Paribas total return swaps have a termination dates of 11/17/18, 12/15/18/, 04/27/19 and 06/12/19, respectively.

(4)

Goldman Sachs & Co. positions have reset or termination dates of 07/17/18, 11/20/18, 02/17/47 and 11/21/47 respectively. On the Goldman Sachs & Co. positions, the Portfolio receives or pays the total return on the positions shown in the table above and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.

(5)	JPMorgan Chase total return swaps have termination date of 11/20/18, 03/12/19, 05/25/19 and 06/13/19, respectively.

(6)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$7,467	$(407,226)	$6,050,011	$(4,985,776)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$3,321,438,890	$—	$—
Common Stocks	291,774,075	157,732,232	149,662
Preferred Stocks	296,050	217,087	57,686
Rights	—	—	16,357
Unaffiliated Exchange Traded Funds	71,557,546	—	—
Warrants	—	—	—
Asset-Backed Securities
Automobiles	—	3,774,341	—
Collateralized Loan Obligations	—	320,849	—
Home Equity Loans	—	11,997,501	—
Other	—	630,028	—
Residential Mortgage-Backed Securities	—	10,089,257	—
Student Loans	—	2,840,309	—
Bank Loans	—	4,063,931	—
Commercial Mortgage-Backed Securities	—	9,272,581	—
Convertible Bonds	—	2,664	28,087

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Corporate Bonds	$—	$259,268,262	$—
Municipal Bonds	—	1,763,635	—
Residential Mortgage-Backed Securities	—	38,874,889	—
Sovereign Bonds	—	219,128,267	—
U.S. Government Agency Obligations	—	85,569,004	—
U.S. Treasury Obligations	—	626,139,235	—
Unaffiliated Funds	124,826,754	—	—
Certificates of Deposit	—	2,598,538	—
Commercial Paper	—	4,793,298	—
Repurchase Agreements	—	5,400,000	—
Foreign Treasury Obligations	—	15,279,807	—
Bankers Acceptances	—	2,205,530	—
Options Purchased	172,665	825,609	—
Common Stocks - Short	(104,377,698)	(30,259,605)	—
Preferred Stock - Short	—	(108,527)	—
Options Written	(552,101)	(607,239)	—
Other Financial Instruments*
Forward Commitment Contracts	—	(6,484,082)	—
Financial Futures Contracts	(3,325,968)	—	—
Commodity Futures Contracts	(2,484,631)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,357,558	—
OTC Cross Currency Exchange Contract	—	540	—
Centrally Cleared Credit Default Swap Agreements	—	861,767	—
OTC Credit Default Swap Agreements	—	(325,615)	—
OTC Currency Swap Agreements	—	(298)	—
OTC Inflation Swap Agreements	—	18,256	—
Centrally Cleared Inflation Swap Agreements	—	208,261	—
Centrally Cleared Interest Rate Swap Agreements	—	4,547,545	—
OTC Interest Rate Swap Agreements	—	1,114,032	—
OTC Total Return Swap Agreements	—	(141,823)	(76)

Total	$3,699,325,582	$1,432,967,624	$251,716

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (1.2% represents investments purchased with collateral from securities on loan)	65.4%
U.S. Treasury Obligations	12.3
Sovereign Bonds	4.3
Unaffiliated Mutual Funds	2.5
Banks	2.4
U.S. Government Agency Obligations	1.7
Oil, Gas & Consumable Fuels	1.5
Unaffiliated Exchange Traded Funds	1.4
Electric Utilities	1.1
Transportation Infrastructure	1.0
Residential Mortgage-Backed Securities	1.0
Multi-Utilities	0.6
Construction & Engineering	0.6
Oil & Gas	0.6
Road & Rail	0.6
Equity Real Estate Investment Trusts (REITs)	0.5
Independent Power & Renewable Electricity Producers	0.4

Foreign Treasury Obligations	0.3%
Pharmaceuticals	0.3
Electric	0.3
Home Equity Loans	0.2
Diversified Financial Services	0.2
Software	0.2
Commercial Mortgage-Backed Securities	0.2
Telecommunications	0.2
Diversified Telecommunication Services	0.2
Chemicals	0.2
Consumer Finance	0.2
Pipelines	0.2
Automobiles	0.2
Media	0.1
Auto Manufacturers	0.1
Foods	0.1
Insurance	0.1
Repurchase Agreements	0.1
Health Care Equipment & Supplies	0.1
Biotechnology	0.1
Computers	0.1
Commercial Paper	0.1
IT Services	0.1
Semiconductors & Semiconductor Equipment	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification (continued):

Gas Utilities	0.1%
Metals & Mining	0.1
Air Freight & Logistics	0.1
Commercial Services	0.1
Trading Companies & Distributors	0.1
Airlines	0.1
Specialty Retail	0.1
Agriculture	0.1
Health Care Providers & Services	0.1
Trucking & Leasing	0.1
Machinery	0.1
Real Estate Investment Trusts (REITs)	0.1
Internet	0.1
Student Loans	0.1
Retail	0.1
Food Products	0.1
Healthcare-Services	0.1
Hotels, Restaurants & Leisure	0.1
Professional Services	0.1
Gas	0.1
Certificates of Deposit	0.1
Aerospace & Defense	0.0	*
Bankers Acceptances	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Transportation	0.0	*
Life Sciences Tools & Services	0.0	*
Internet Software & Services	0.0	*
Textiles, Apparel & Luxury Goods	0.0	*
Capital Markets	0.0	*
Municipal Bonds	0.0	*
Household Durables	0.0	*
Multi-National	0.0	*
Multiline Retail	0.0	*
Technology Hardware, Storage & Peripherals	0.0	*
Energy Equipment & Services	0.0	*
Real Estate	0.0	*
Semiconductors	0.0	*
Personal Products	0.0	*
Healthcare-Products	0.0	*
Forest Products & Paper	0.0	*
Health Care Technology	0.0	*
Machinery-Diversified	0.0	*
Beverages	0.0	*
Communications Equipment	0.0	*
Real Estate Management & Development	0.0	*
Miscellaneous Manufacturing	0.0	*
Building Products	0.0	*
Auto Components	0.0	*
Containers & Packaging	0.0	*
Electrical Equipment	0.0	*
Paper & Forest Products	0.0	*
Internet & Direct Marketing Retail	0.0	*
Commercial Services & Supplies	0.0	*
Options Purchased	0.0	*
Savings & Loans	0.0	*
Lodging	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Other	0.0	*
Leisure Products	0.0	*
Mining	0.0	*
Distributors	0.0	*
Iron/Steel	0.0	*
Building Materials	0.0	*
Diversified Consumer Services	0.0	*

Machinery-Construction & Mining	0.0	%*
Household Products/Wares	0.0	*
Engineering & Construction	0.0	*
Auto Parts & Equipment	0.0	*
Wireless Telecommunication Services	0.0	*
Collateralized Loan Obligations	0.0	*
Industrial Conglomerates	0.0	*
Household Products	0.0	*
Food & Staples Retailing	0.0	*
Construction Materials	0.0	*
Oil & Gas Services	0.0	*
Packaging & Containers	0.0	*
Entertainment	0.0	*
Thrifts & Mortgage Finance	0.0	*
Marine	0.0	*
Home Builders	0.0	*
Consumer Products & Services	0.0	*
Manufacturing	0.0	*
Distribution/Wholesale	0.0	*
Paper & Forest Products	(0.0	)*
Transportation Infrastructure	(0.0	)*
Diversified Financial Services	(0.0	)*
Water Utilities	(0.0	)*
Tobacco	(0.0	)*
Distributors	(0.0	)*
Air Freight & Logistics	(0.0	)*
Marine	(0.0	)*
Independent Power & Renewable Electricity Producers	(0.0	)*
Real Estate Management & Development	(0.0	)*
Industrial Conglomerates	(0.0	)*
Thrifts & Mortgage Finance	(0.0	)*
Personal Products	(0.0	)*
Mortgage Real Estate Investment Trusts (REITs)	(0.0	)*
Building Products	(0.0	)*
Technology Hardware, Storage & Peripherals	(0.0	)*
Diversified Consumer Services	(0.0	)*
Consumer Finance	(0.0	)*
Construction & Engineering	(0.0	)*
Diversified Telecommunication Services	(0.0	)*
Household Products	(0.0	)*
Beverages	(0.0	)*
Food & Staples Retailing	(0.0	)*
Automobiles	(0.0	)*
Airlines	(0.0	)*
Life Sciences Tools & Services	(0.0	)*
Multiline Retail	(0.0	)*
Wireless Telecommunication Services	(0.0	)*
Electrical Equipment	(0.0	)*
Aerospace & Defense	(0.0	)*
Auto Components	(0.0	)*
Leisure Products	(0.0	)*
Construction Materials	(0.0	)*
Health Care Technology	(0.0	)*
Containers & Packaging	(0.0	)*
Road & Rail	(0.0	)*
Textiles, Apparel & Luxury Goods	(0.0	)*
Energy Equipment & Services	(0.0	)*
Internet & Direct Marketing Retail	(0.0	)*
Pharmaceuticals	(0.0	)*
Metals & Mining	(0.0	)*
Commercial Services & Supplies	(0.0	)*
Multi-Utilities	(0.0	)*
Food Products	(0.1)
Household Durables	(0.1)

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry table (continued)
Trading Companies & Distributors	(0.1)%
Professional Services	(0.1)
Hotels, Restaurants & Leisure	(0.1)
Health Care Providers & Services	(0.1)
Electric Utilities	(0.1)
Communications Equipment	(0.1)
Specialty Retail	(0.1)
Banks	(0.1)
Media	(0.1)
Internet Software & Services	(0.1)
Electronic Equipment, Instruments & Components	(0.1)
Capital Markets	(0.1)
Insurance	(0.1)
Health Care Equipment & Supplies	(0.1)
Machinery	(0.1)

IT Services	(0.1)%
Semiconductors & Semiconductor Equipment	(0.1)
Chemicals	(0.1)
Software	(0.1)
U.S. Government Agency Obligations	(0.1)
Biotechnology	(0.2)
Oil, Gas & Consumable Fuels	(0.2)
Equity Real Estate Investment Trusts (REITs)	(0.2)

101.2
Options Written	(0.0)*
Liabilities in excess of other assets	(1.2)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Due from/to broker — variation margin futures	$2,418,483	*	Due from/to broker — variation margin futures	$4,903,114	*
Commodity contracts	Premiums paid for OTC swap agreements	1,668		—	—
Commodity contracts	Unrealized appreciation on OTC swap agreements	946,596		Unrealized depreciation on OTC swap agreements	286
Credit contracts	Due from/to broker — variation margin swaps	918,086	*	Due from/to broker — variation margin swaps	56,319	*
Credit contracts	Premiums paid for OTC swap agreements	5,381		Premiums received for OTC swap agreements	407,164
Credit contracts	Unaffiliated investments	3,293		Options written outstanding, at value	58,268
Credit contracts	Unrealized appreciation on OTC swap agreements	145,302		Unrealized depreciation on OTC swap agreements	69,134
Equity contracts	Due from/to broker — variation margin futures	356,265	*	Due from/to broker — variation margin futures	4,769,381	*
Equity contracts	Premiums paid for OTC swap agreements	244		—	—
Equity contracts	Unaffiliated investments	16,357		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	3,751,855		Unrealized depreciation on OTC swap agreements	4,646,419
Foreign exchange contracts	Due from/to broker — variation margin futures	193,330	*	Due from/to broker — variation margin futures	75,141	*
Foreign exchange contracts	Unaffiliated investments	829,185		Options written outstanding, at value	502,114
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	5,937		Unrealized depreciation on OTC cross currency exchange contracts	5,397
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	18,784,883		Unrealized depreciation on OTC forward foreign currency exchange contracts	17,427,325
Interest rate contracts	Due from/to broker — variation margin futures	3,876,153	*	Due from/to broker — variation margin futures	2,907,194	*
Interest rate contracts	Due from/to broker — variation margin swaps	11,057,234	*	Due from/to broker — variation margin swaps	6,301,428	*
Interest rate contracts	Premiums paid for OTC swap agreements	174		Premiums received for OTC swap agreements	62
Interest rate contracts	Unaffiliated investments	165,796		Options written outstanding, at value	598,958

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	Unrealized appreciation on OTC swap agreements	$1,206,258	Unrealized depreciation on OTC swap agreements	$269,937

Total		$44,682,480		$42,997,641

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared forward rate agreements. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Contracts	Forward Rate Agreements	Swaps
Commodity contracts	$—	$—	$—	$—	$4,871,729	$—	$—	$(82,158)
Credit contracts	—	—	(18,027)	70,573	—	—	—	(917,767)
Equity contracts	11,232	(27)	—	—	3,105,529	—	—	(7,490,069)
Foreign exchange contracts	—	—	(578,162)	795,138	(224,602)	(14,365,049)	—	—
Interest rate contracts	—	—	(1,317,526)	3,115,663	(10,766,091)	—	(34,636)	5,887,914

Total	$11,232	$(27)	$(1,913,715)	$3,981,374	$(3,013,435)	$(14,365,049)	$(34,636)	$(2,602,080)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Warrants(2)	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Forward Rate Agreements	Swaps
Commodity contracts	$—	$—	$—	$—	$(5,391,155)	$—	$—	$(54,264)
Credit contracts	—	—	(4,207)	(7,064)	—	—	—	1,358,529
Equity contracts	(65,745)	(2,047)	—	—	(4,512,368)	—	—	185,385
Foreign exchange contracts	—	—	(162,096)	259,651	314,048	9,981,252	—	—
Interest rate contracts	—	—	(236,689)	(245,874)	1,091,795	—	(1,900)	3,305,201

Total	$(65,745)	$(2,047)	$(402,992)	$6,713	$(8,497,680)	$9,981,252	$(1,900)	$4,794,851

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the period ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts- Long Positions(4)	Futures Contracts- Short Positions(4)	Forward Foreign Currency Exchange Contracts- Purchased(3)	Forward Foreign Currency Exchange Contracts- Sold(3)	Cross Currency Exchange Contracts(2)
$883,368	$145,929,778	$1,446,570,684	$922,707,628	$916,307,040	$1,187,027,050	$784,033

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit Default Swap Agreements- Buy Protection(4)	Credit Default Swap Agreements- Sell Protection(4)	Currency Swap Agreements(4)	Forward Rate Agreements(4)	Inflation Swap Agreements(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$159,316,016	$36,310,817	$13,015,062	$24,200,000	$50,012,611	$1,277,477,187	$113,280,838

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged(Received)(2)	Net Amount
Securities on Loan	N/A	$60,736,974	$(60,736,974)	$—
Repurchase Agreements	Bank of Nova Scotia	3,100,000	(3,100,000)	—
Repurchase Agreements	Citigroup Global Markets	2,300,000	(2,300,000)	—
Securities Sold Short	Credit Suisse First Boston Corp.	(32,712,564)	32,712,564
Securities Sold Short	JPMorgan Chase	(102,033,266)	102,033,266	—

		$(68,608,856)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America(3-a)	$297	$(3,657)	$(3,360)	$—	$(3,360)
Bank of America(3-b)	113,882	(10,748)	103,134	(100,000)	3,134
Bank of America(4)	8,972	(204,529)	(195,557)	195,557	—
Bank of America(5-a)	193	(56,650)	(56,457)	56,457	—
Bank of America(5-b)	1,043,784	(470,959)	572,825	(572,825)	—
Bank of America(8)	908,412	—	908,412	(580,000)	328,412
Bank of America(9)	14,020	(336)	13,684	—	13,684
Bank of New York Mellon(9)	—	(960)	(960)	—	(960)
Barclays Capital Group(3-a)	26,034	(110,693)	(84,659)	—	(84,659)
Barclays Capital Group(3-b)	6,307	(25,502)	(19,195)	—	(19,195)
Barclays Capital Group(5-a)	21,428	(127,429)	(106,001)	106,001	—
Barclays Capital Group(5-b)	1,650,144	(755,342)	894,802	(218,472)	676,330
Barclays Capital Group(6)	3,636,007	(4,243,869)	(607,862)	607,862	—
Barclays Capital Group(9)	24,341	(46,498)	(22,157)	22,157	—
BNP Paribas(3-a)	313,414	(695,080)	(381,666)	74,000	(307,666)
BNP Paribas(3-b)	541,150	(312,059)	229,091	—	229,091
BNP Paribas(9)	347,429	(60,580)	286,849	(286,849)	—
Citigroup Global Markets(3-a)	963,660	(382,871)	580,789	(580,789)	—
Citigroup Global Markets(3-b)	99,475	(77,066)	22,409	—	22,409
Citigroup Global Markets(4)	587,141	(954,576)	(367,435)	367,435	—
Citigroup Global Markets(5-a)	167,945	(136,654)	31,291	(31,291)	—
Citigroup Global Markets(5-b)	1,737,944	(1,106,074)	631,870	—	631,870

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Offsetting of OTC derivative assets and liabilities (continued):

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Citigroup Global Markets(9)	$81,961	$(18,593)	$63,368	$(40,000)	$23,368
Credit Suisse First Boston Corp.(3-a)	28,022	(17,377)	10,645	—	10,645
Credit Suisse First Boston Corp.(3-b)	11,827	(13,833)	(2,006)	—	(2,006)
Deutsche Bank AG(3-a)	33,999	(76,258)	(42,259)	—	(42,259)
Deutsche Bank AG(3-b)	279,918	(103,067)	176,851	(176,851)	—
Goldman Sachs & Co.(3-a)	275,246	(124,044)	151,202	—	151,202
Goldman Sachs & Co.(3-b)	178,844	(81,659)	97,185	—	97,185
Goldman Sachs & Co.(4)	3,061,963	(4,624,920)	(1,562,957)	1,562,957	—
Goldman Sachs & Co.(5-a)	29,712	(63,951)	(34,239)	—	(34,239)
Goldman Sachs & Co.(5-b)	650,850	(237,719)	413,131	(375,513)	37,618
Goldman Sachs & Co.(9)	554,959	(72,361)	482,598	(429,749)	52,849
Hong Kong & Shanghai Bank(3-a)	239,729	(563,476)	(323,747)	323,747	—
Hong Kong & Shanghai Bank(3-b)	372,905	(32,219)	340,686	(260,000)	80,686
JPMorgan Chase(3-a)	387,407	(252,132)	135,275	(135,275)	—
JPMorgan Chase(3-b)	712,397	(378,700)	333,697	(333,697)	—
JPMorgan Chase(5-a)	570,486	(154,561)	415,925	(371,629)	44,296
JPMorgan Chase(5-b)	422,261	(1,152,764)	(730,503)	730,503	—
JPMorgan Chase(9)	1,032,032	(801,514)	230,518	(230,518)	—
Morgan Stanley(3-a)	57,722	(18,880)	38,842	—	38,842
Morgan Stanley(3-b)	179,690	(56,338)	123,352	(123,352)	—
Morgan Stanley(5-b)	272,857	(196,118)	76,739	(37,843)	38,896
Morgan Stanley(6)	3,383,369	(3,664,367)	(280,998)	280,998	—
Natwest Markets PLC(9)	63	(126,077)	(126,014)	—	(126,014)
Royal Bank of Canada(3-a)	1,392	—	1,392	—	1,392
Standard Chartered PLC(3-a)	87,697	(102,512)	(14,815)	—	(14,815)
Standard Chartered PLC(3-b)	257,351	(74,038)	183,313	(140,000)	43,313
State Street Bank(9)	203	(4,828)	(4,625)	—	(4,625)
UBS AG(3-a)	145,051	(240,361)	(95,310)	95,310	—
UBS AG(7)	43,494	(379,391)	(335,897)	—	(335,897)
UBS AG(9)	108,521	(18,773)	89,748	—	89,748

	$25,673,907	$(23,432,963)	$2,240,944	$(601,669)	$1,639,275

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

(3-a)	PIMCO International Hedge

(3-b)	PIMCO Real Return

(4)	AQR

(5-a)	Western Asset Management (Emerging Markets)

(5-b)	Western Asset Management (Macro Opportunities)

(6)	First Quadrant

(7)	Alpha Simplex

(8)	QMA

(9)	Morgan Stanley

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $60,736,974:
Affiliated investments (cost $2,510,553,876)	$3,321,438,890
Unaffiliated investments (cost $1,922,414,971)	1,951,665,736
Cash	21,984
Foreign currency, at value (cost $12,463,634)	12,274,810
Receivable for investments sold	197,826,362
Deposit with broker for securities sold short	139,171,154
Cash segregated for counterparty - OTC	19,240,000
Unrealized appreciation on OTC forward foreign currency contracts	18,784,883
Deposit with broker for futures	10,451,851
Dividends and interest receivable	9,909,060
Deposit with broker for centrally cleared swaps	6,589,267
Unrealized appreciation on OTC swap agreements	6,050,011
Due from broker-variation margin futures	1,234,950
Tax reclaim receivable	1,001,703
Due from broker-variation margin swaps	400,689
Receivable from affiliate	17,632
Premiums paid for OTC swap agreements	7,467
Unrealized appreciation on OTC cross currency exchange contracts	5,937
Prepaid expenses	2,517

Total Assets	5,696,094,903

LIABILITIES:
Payable for investments purchased	386,959,313
Securities sold short, at value (proceeds received $124,527,826)	134,745,830
Payable to broker for collateral for securities on loan	62,034,729
Unrealized depreciation on OTC forward foreign currency contracts	17,427,325
Forward commitment contracts, at value (proceeds receivable $6,463,406)	6,484,082
Unrealized depreciation on OTC swap agreements	4,985,776
Cash segregated from counterparty - OTC	2,835,000
Payable for portfolio shares repurchased	2,689,830
Management fees payable	1,317,366
Options written outstanding, at value (premiums received $1,360,941)	1,159,340
Payable to affiliate	603,580
Premiums received for OTC swap agreements	407,226
Accrued expenses and other liabilities	367,374
Dividends payable on securities sold short	75,382
Distribution fee payable	75,217
Due to broker-variation margin swaps	40,514
Unrealized depreciation on OTC cross currency exchange contracts	5,397
Due to broker-variation margin futures	3,343
Foreign capital gains tax liability accrued	1,021
Affiliated transfer agent fee payable	365

Total Liabilities	622,218,010

NET ASSETS	$5,073,876,893

Net assets were comprised of:
Partners Equity	$5,073,876,893

Net asset value and redemption price per share, $5,073,876,893 / 340,507,731 outstanding shares of beneficial interest	$14.90

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income (net of $33,841 foreign withholding tax)	$20,793,105
Unaffiliated dividend income (net) (foreign withholding tax $681,276, of which $80,894 is reimbursable by an affiliate)	9,237,977
Affiliated dividend income	3,668,391
Income from securities lending, net (including affiliated income of $86,036)	100,010

33,799,483

EXPENSES
Management fees	17,137,795
Distribution fee	2,837,363
Dividends on securities sold short	1,206,301
Custodian and accounting fees	500,426
Audit fee	50,928
Trustees’ fees	31,938
Shareholders’ reports	18,938
Legal fees and expenses	13,879
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	62,047

Total expenses	21,863,081
Less: Fee waivers and/or expense reimbursement	(323,372)

Net expenses	21,539,709

NET INVESTMENT INCOME (LOSS)	12,259,774

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $175,497,772) (net of foreign capital gains taxes $(1,021))	189,309,136
Futures transactions	(3,013,435)
Options written transactions	3,981,374
Short sales transactions	(12,335,265)
Forward rate agreement transactions	(34,636)
Swap agreements transactions	(2,602,080)
Forward and cross currency contracts transactions	(14,365,049)
Foreign currency transactions	1,276,705

162,216,750

Net change in unrealized appreciation (depreciation) on:
Investments and other assets (including affiliated of $(199,353,375)) (net of change in foreign capital gains taxes $38,753)	(267,865,953)
Futures	(8,497,680)
Options written	6,713
Short sales	5,406,811
Forward rate agreements	(1,900)
Swap agreements	4,794,851
Forward and cross currency contracts	9,981,252
Foreign currencies	(432,609)

(256,608,515)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(94,391,765)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(82,131,991)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$12,259,774	$11,860,238
Net realized gain (loss) on investment and foreign currency transactions	162,216,750	163,129,040
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(256,608,515)	492,259,732

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(82,131,991)	667,249,010

FUND SHARE TRANSACTIONS:
Fund share sold [1,907,417 and 12,556,742 shares, respectively]	28,767,812	176,242,346
Fund share repurchased [40,037,714 and 38,979,014 shares, respectively]	(598,649,022)	(556,029,650)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(569,881,210)	(379,787,304)

CAPITAL CONTRIBUTIONS	92,801	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(651,920,400)	287,461,706
NET ASSETS:
Beginning of period	5,725,797,293	5,438,335,587

End of period	$5,073,876,893	$5,725,797,293

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST AQR LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 4.8%
Boeing Co. (The)	169,103	$56,735,748
General Dynamics Corp.	28,960	5,398,434
Harris Corp.	45,179	6,530,173
L3 Technologies, Inc.	51,161	9,839,284
Lockheed Martin Corp.	5,885	1,738,606
Northrop Grumman Corp.	59,113	18,189,070
Raytheon Co.	124,949	24,137,648

		122,568,963

Airlines — 2.2%
Delta Air Lines, Inc.	560,637	27,773,957
Southwest Airlines Co.	561,457	28,566,932

		56,340,889

Automobiles — 0.0%
General Motors Co.	7,711	303,813

Banks — 3.8%
Citizens Financial Group, Inc.	340,932	13,262,255
Fifth Third Bancorp	246,433	7,072,627
JPMorgan Chase & Co.	275,386	28,695,221
PNC Financial Services Group, Inc. (The)	145,852	19,704,605
SunTrust Banks, Inc.	322,486	21,290,526
Wells Fargo & Co.	135,047	7,487,006

		97,512,240

Beverages — 0.4%
Constellation Brands, Inc. (Class A Stock)	44,425	9,723,300

Biotechnology — 1.1%
AbbVie, Inc.	43,213	4,003,684
Biogen, Inc.*	42,412	12,309,659
Gilead Sciences, Inc.	165,617	11,732,308

		28,045,651

Capital Markets — 1.4%
Ameriprise Financial, Inc.	63,692	8,909,237
CME Group, Inc.	54,057	8,861,023
Invesco Ltd.	49,676	1,319,395
Moody’s Corp.	18,556	3,164,911
S&P Global, Inc.	39,812	8,117,269
T. Rowe Price Group, Inc.	58,527	6,794,399

		37,166,234

Chemicals — 1.8%
Eastman Chemical Co.	91,123	9,108,655
LyondellBasell Industries NV (Class A Stock)	337,772	37,104,254

		46,212,909

Commercial Services & Supplies — 0.3%
Waste Management, Inc.	81,286	6,611,803

Communications Equipment — 0.5%
Cisco Systems, Inc.	246,262	10,596,654
F5 Networks, Inc.*	16,447	2,836,285

		13,432,939

Construction & Engineering — 0.2%
Quanta Services, Inc.*	121,585	4,060,939

COMMON STOCKS (continued)	Shares	Value
Consumer Finance — 2.4%
American Express Co.	51,477	$5,044,745
Capital One Financial Corp.	129,963	11,943,600
Discover Financial Services	264,122	18,596,830
Synchrony Financial	799,576	26,689,847

		62,275,022

Containers & Packaging — 0.2%
Avery Dennison Corp.	37,980	3,877,757

Diversified Consumer Services — 0.2%
H&R Block, Inc.(a)	237,746	5,415,854

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	214,815	40,095,220

Electric Utilities — 1.8%
Exelon Corp.	695,663	29,635,244
NextEra Energy, Inc.	103,871	17,349,573
PG&E Corp.	9,140	388,998

		47,373,815

Electronic Equipment, Instruments & Components — 0.5%
FLIR Systems, Inc.	93,640	4,866,471
TE Connectivity Ltd.	90,380	8,139,623

		13,006,094

Equity Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.	116,609	16,811,520
Crown Castle International Corp.	96,782	10,435,035
Equinix, Inc.	13,983	6,011,152
Prologis, Inc.	92,700	6,089,463
Public Storage	39,979	9,069,636
Simon Property Group, Inc.	69,516	11,830,928

		60,247,734

Food & Staples Retailing — 0.7%
Walmart, Inc.	224,229	19,205,214

Food Products — 0.2%
Tyson Foods, Inc. (Class A Stock)	79,254	5,456,638

Health Care Equipment & Supplies — 1.6%
ABIOMED, Inc.*	37,512	15,344,284
Align Technology, Inc.*	40,793	13,956,917
Baxter International, Inc.	33,281	2,457,469
Intuitive Surgical, Inc.*	20,759	9,932,766

		41,691,436

Health Care Providers & Services — 6.6%
Aetna, Inc.	37,239	6,833,357
Anthem, Inc.	64,255	15,294,618
Centene Corp.*	247,849	30,537,475
Cigna Corp.	151,778	25,794,671
Express Scripts Holding Co.*	80,895	6,245,903
Humana, Inc.	142,298	42,352,154
McKesson Corp.	43,880	5,853,591
UnitedHealth Group, Inc.	145,684	35,742,113

		168,653,882

Hotels, Restaurants & Leisure — 2.2%
Carnival Corp.	94,526	5,417,285
Darden Restaurants, Inc.	146,963	15,733,859
McDonald’s Corp.	83,784	13,128,115
Royal Caribbean Cruises Ltd.	45,165	4,679,093

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd.	112,334	$18,797,972

		57,756,324

Household Durables — 0.8%
D.R. Horton, Inc.	317,190	13,004,789
PulteGroup, Inc.	259,740	7,467,525

		20,472,314

Industrial Conglomerates — 0.1%
Honeywell International, Inc.	19,014	2,738,967

Insurance — 3.2%
Aflac, Inc.	388,394	16,708,710
Allstate Corp. (The)	350,239	31,966,314
Assurant, Inc.	55,124	5,704,783
Everest Re Group Ltd.	36,697	8,457,925
Lincoln National Corp.	39,033	2,429,804
Progressive Corp. (The)	40,408	2,390,133
Travelers Cos., Inc. (The)	111,111	13,593,320

		81,250,989

Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc.*	47,870	81,369,425
Booking Holdings, Inc.*	4,720	9,567,865
Netflix, Inc.*	12,751	4,991,124

		95,928,414

Internet Software & Services — 7.2%
Akamai Technologies, Inc.*	189,182	13,853,798
Alphabet, Inc. (Class A Stock)*	33,774	38,137,263
Alphabet, Inc. (Class C Stock)*	33,388	37,249,322
eBay, Inc.*	187,568	6,801,216
Facebook, Inc. (Class A Stock)*	454,633	88,344,285

		184,385,884

IT Services — 4.4%
Accenture PLC (Class A Stock)	3,567	583,526
Cognizant Technology Solutions Corp. (Class A Stock)	229,362	18,117,304
DXC Technology Co.	144,068	11,613,321
International Business Machines Corp.	157,022	21,935,973
Mastercard, Inc. (Class A Stock)	73,053	14,356,376
PayPal Holdings, Inc.*	265,486	22,107,019
Total System Services, Inc.	221,631	18,732,252
Visa, Inc. (Class A Stock)(a)	51,559	6,828,990

		114,274,761

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	84,860	5,247,742

Machinery — 0.7%
Caterpillar, Inc.	72,042	9,773,938
Cummins, Inc.	6,916	919,827
Deere & Co.	4,482	626,584
Ingersoll-Rand PLC	72,222	6,480,480

		17,800,829

Media — 0.2%
Twenty-First Century Fox, Inc. (Class A Stock)	118,841	5,905,209

Metals & Mining — 2.1%
Freeport-McMoRan, Inc.	2,464,831	42,542,983

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Newmont Mining Corp.	176,647	$6,661,358
Nucor Corp.	91,065	5,691,563

		54,895,904

Multiline Retail — 1.0%
Dollar General Corp.	10,123	998,128
Kohl’s Corp.(a)	178,476	13,010,900
Macy’s, Inc.	13,640	510,545
Target Corp.	144,425	10,993,631

		25,513,204

Multi-Utilities — 0.5%
Ameren Corp.	62,696	3,815,052
Public Service Enterprise Group, Inc.	189,147	10,240,419

		14,055,471

Oil, Gas & Consumable Fuels — 6.5%
Anadarko Petroleum Corp.	97,951	7,174,911
Chevron Corp.	82,646	10,448,934
ConocoPhillips	315,079	21,935,800
Devon Energy Corp.	239,794	10,541,344
Exxon Mobil Corp.	165,706	13,708,857
Marathon Oil Corp.	661,818	13,805,523
Marathon Petroleum Corp.	345,682	24,253,049
Phillips 66	161,290	18,114,480
Pioneer Natural Resources Co.	23,157	4,382,231
Valero Energy Corp.	376,784	41,758,971

		166,124,100

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	341,223	18,883,281
Johnson & Johnson	132,235	16,045,395
Merck & Co., Inc.	424,109	25,743,416
Pfizer, Inc.	286,148	10,381,449
Zoetis, Inc.	159,188	13,561,226

		84,614,767

Professional Services — 0.5%
Robert Half International, Inc.	180,731	11,765,588

Road & Rail — 0.8%
Kansas City Southern	103,237	10,938,993
Union Pacific Corp.	71,889	10,185,234

		21,124,227

Semiconductors & Semiconductor Equipment — 7.0%
Applied Materials, Inc.	570,634	26,357,584
Intel Corp.	633,889	31,510,622
KLA-Tencor Corp.	30,053	3,081,334
Lam Research Corp.(a)	102,331	17,687,913
Micron Technology, Inc.*	794,361	41,656,291
NVIDIA Corp.	139,935	33,150,602
Skyworks Solutions, Inc.	118,870	11,488,786
Texas Instruments, Inc.	133,144	14,679,126

		179,612,258

Software — 7.7%
Activision Blizzard, Inc.	129,114	9,853,980
Adobe Systems, Inc.*	170,348	41,532,546
ANSYS, Inc.*	14,060	2,448,971
Cadence Design Systems, Inc.*	220,115	9,533,181

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Electronic Arts, Inc.*	100,750	$14,207,765
Intuit, Inc.	81,200	16,589,565
Microsoft Corp.	835,006	82,339,942
Oracle Corp.	464,358	20,459,613

		196,965,563

Specialty Retail — 4.7%
AutoZone, Inc.*	3,421	2,295,252
Best Buy Co., Inc.	355,494	26,512,743
Foot Locker, Inc.	395,592	20,827,919
Home Depot, Inc. (The)	101,177	19,739,633
Lowe’s Cos., Inc.	92,480	8,838,314
Ross Stores, Inc.	244,091	20,686,712
TJX Cos., Inc. (The)	219,367	20,879,351

		119,779,924

Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	449,364	83,181,770
HP, Inc.	618,026	14,023,010

		97,204,780

Textiles, Apparel & Luxury Goods — 1.9%
Michael Kors Holdings Ltd.*	483,633	32,209,958
PVH Corp.	36,786	5,507,600
Ralph Lauren Corp.	98,925	12,436,851

		50,154,409

Trading Companies & Distributors — 0.3%
W.W. Grainger, Inc.	25,778	7,949,935

TOTAL LONG-TERM INVESTMENTS (cost $2,090,644,737)		2,504,799,909

SHORT-TERM INVESTMENTS — 3.5%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	64,091,786	64,091,786
PGIM Institutional Money Market Fund (cost $25,370,775; includes $25,323,836 of cash collateral for securities on loan)(b)(w)	25,368,238	25,370,775

TOTAL SHORT-TERM INVESTMENTS (cost $89,462,561)		89,462,561

TOTAL INVESTMENTS — 100.9% (cost $2,180,107,298)		2,594,262,470
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.9)%		(22,778,131)

NET ASSETS — 100.0%		$2,571,484,339

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,895,304; cash collateral of $25,323,836 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
331	S&P 500 E-Mini Index	Sep. 2018	$45,042,480	$(1,026,615)

Cash of $1,853,600 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$122,568,963	$—	$—
Airlines	56,340,889	—	—
Automobiles	303,813	—	—
Banks	97,512,240	—	—
Beverages	9,723,300	—	—
Biotechnology	28,045,651	—	—
Capital Markets	37,166,234	—	—
Chemicals	46,212,909	—	—
Commercial Services & Supplies	6,611,803	—	—
Communications Equipment	13,432,939	—	—
Construction & Engineering	4,060,939	—	—
Consumer Finance	62,275,022	—	—
Containers & Packaging	3,877,757	—	—
Diversified Consumer Services	5,415,854	—	—
Diversified Financial Services	40,095,220	—	—
Electric Utilities	47,373,815	—	—
Electronic Equipment, Instruments & Components	13,006,094	—	—
Equity Real Estate Investment Trusts (REITs)	60,247,734	—	—
Food & Staples Retailing	19,205,214	—	—
Food Products	5,456,638	—	—
Health Care Equipment & Supplies	41,691,436	—	—
Health Care Providers & Services	168,653,882	—	—
Hotels, Restaurants & Leisure	57,756,324	—	—
Household Durables	20,472,314	—	—
Industrial Conglomerates	2,738,967	—	—
Insurance	81,250,989	—	—
Internet & Direct Marketing Retail	95,928,414	—	—
Internet Software & Services	184,385,884	—	—
IT Services	114,274,761	—	—
Life Sciences Tools & Services	5,247,742	—	—
Machinery	17,800,829	—	—
Media	5,905,209	—	—
Metals & Mining	54,895,904	—	—
Multiline Retail	25,513,204	—	—
Multi-Utilities	14,055,471	—	—
Oil, Gas & Consumable Fuels	166,124,100	—	—
Pharmaceuticals	84,614,767	—	—
Professional Services	11,765,588	—	—
Road & Rail	21,124,227	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$179,612,258	$—	$—
Software	196,965,563	—	—
Specialty Retail	119,779,924	—	—
Technology Hardware, Storage & Peripherals	97,204,780	—	—
Textiles, Apparel & Luxury Goods	50,154,409	—	—
Trading Companies & Distributors	7,949,935	—	—
Affiliated Mutual Funds	89,462,561	—	—
Other Financial Instruments*
Futures Contracts	(1,026,615)	—	—

Total	$2,593,235,855	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contacts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Software	7.7%
Internet Software & Services	7.2
Semiconductors & Semiconductor Equipment	7.0
Health Care Providers & Services	6.6
Oil, Gas & Consumable Fuels	6.5
Aerospace & Defense	4.8
Specialty Retail	4.7
IT Services	4.4
Banks	3.8
Technology Hardware, Storage & Peripherals	3.8
Internet & Direct Marketing Retail	3.7
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	3.5
Pharmaceuticals	3.3
Insurance	3.2
Consumer Finance	2.4
Equity Real Estate Investment Trusts (REITs)	2.3
Hotels, Restaurants & Leisure	2.2
Airlines	2.2
Metals & Mining	2.1
Textiles, Apparel & Luxury Goods	1.9
Electric Utilities	1.8
Chemicals	1.8
Health Care Equipment & Supplies	1.6
Diversified Financial Services	1.6

Capital Markets	1.4%
Biotechnology	1.1
Multiline Retail	1.0
Road & Rail	0.8
Household Durables	0.8
Food & Staples Retailing	0.7
Machinery	0.7
Multi-Utilities	0.5
Communications Equipment	0.5
Electronic Equipment, Instruments & Components	0.5
Professional Services	0.5
Beverages	0.4
Trading Companies & Distributors	0.3
Commercial Services & Supplies	0.3
Media	0.2
Food Products	0.2
Diversified Consumer Services	0.2
Life Sciences Tools & Services	0.2
Construction & Engineering	0.2
Containers & Packaging	0.2
Industrial Conglomerates	0.1
Automobiles	0.0 *

100.9
Liabilities in excess of other assets	(0.9)

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker — variation margin futures	$1,026,615	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$652,775

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(1,269,883)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)
$50,172,410

(1)	Notional amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$24,895,304	$(24,895,304)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST AQR LARGE-CAP PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $24,895,304:
Unaffiliated investments (cost $2,090,644,737)	$2,504,799,909
Affiliated investments (cost $89,462,561)	89,462,561
Cash	32,500
Deposit with broker for futures	1,853,600
Dividends and interest receivable	1,179,704
Due from broker-variation margin futures	34,755
Receivable for portfolio shares sold	32,979
Receivable for investments sold	26,717
Prepaid expenses	2,982

Total Assets	2,597,425,707

LIABILITIES:
Payable to broker for collateral for securities on loan	25,323,836
Management fees payable	423,536
Accrued expenses and other liabilities	100,056
Distribution fee payable	88,047
Payable for portfolio shares repurchased	5,528
Affiliated transfer agent fee payable	365

Total Liabilities	25,941,368

NET ASSETS	$2,571,484,339

Net assets were comprised of:
Partners Equity	$2,571,484,339

Net asset value and redemption price per share, $2,571,484,339 / 137,764,021 outstanding shares of beneficial interest	$18.67

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income	$22,250,713
Affiliated dividend income	614,574
Income from securities lending, net (including affiliated income of $27,386)	27,386
Interest income	13,353

22,906,026

EXPENSES
Management fees	7,311,115
Distribution fee	3,273,417
Custodian and accounting fees	86,031
Trustees’ fees	17,245
Audit fee	12,992
Legal fees and expenses	8,363
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	3,045
Miscellaneous	27,902

Total expenses	10,743,576
Less: Fee waivers and/or expense reimbursement	(1,191,524)

Net expenses	9,552,052

NET INVESTMENT INCOME (LOSS)	13,353,974

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,597)	85,955,088
Futures transactions	652,775

86,607,863

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,645)	(48,484,605)
Futures	(1,269,883)

(49,754,488)

NET GAIN (LOSS) ON INVESTMENTS	36,853,375

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,207,349

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$13,353,974	$36,068,296
Net realized gain (loss) on investment transactions	86,607,863	407,625,186
Net change in unrealized appreciation (depreciation) on investments	(49,754,488)	100,874,084

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	50,207,349	544,567,566

FUND SHARE TRANSACTIONS:
Fund share sold [2,567,817 and 6,182,802 shares, respectively]	47,903,499	99,471,125
Fund share repurchased [9,445,199 and 58,215,671 shares, respectively]	(175,930,297)	(944,354,340)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(128,026,798)	(844,883,215)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(77,819,449)	(300,315,649)
NET ASSETS:
Beginning of period	2,649,303,788	2,949,619,437

End of period	$2,571,484,339	$2,649,303,788

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 87.7%
	Shares	Value
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	40,233,569	$434,120,205
AST AQR Emerging Markets Equity Portfolio*	1,156,209	13,689,509
AST AQR Large-Cap Portfolio*	68,876,619	1,285,926,469
AST BlackRock Low Duration Bond Portfolio*	4,127,630	44,248,192
AST BlackRock/Loomis Sayles Bond Portfolio*	9,561,115	128,596,991
AST ClearBridge Dividend Growth Portfolio*	38,853,408	676,049,300
AST Goldman Sachs Global Income Portfolio*	19,139,805	203,073,327
AST Goldman Sachs Large-Cap Value Portfolio*	5,448,474	165,797,062
AST Goldman Sachs Mid-Cap Growth Portfolio*	6,169,629	60,462,369
AST Goldman Sachs Small-Cap Value Portfolio*	5,106,247	123,264,811
AST Goldman Sachs Strategic Income Portfolio*	7,782,633	74,324,146
AST High Yield Portfolio*	5,780,516	58,614,434
AST Hotchkis & Wiley Large-Cap Value Portfolio*	16,237,812	482,912,520
AST International Growth Portfolio*	44,442,298	811,071,946
AST International Value Portfolio*	34,723,792	706,281,924
AST Jennison Large-Cap Growth Portfolio*	12,675,091	436,149,866
AST Loomis Sayles Large-Cap Growth Portfolio*	13,425,833	692,235,945
AST Lord Abbett Core Fixed Income Portfolio*	14,323,124	177,893,205
AST MFS Growth Portfolio*	15,952,444	424,175,481
AST MFS Large-Cap Value Portfolio*	31,358,768	606,164,983
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	934,939	32,554,569
AST Parametric Emerging Markets Equity Portfolio*	854,660	7,982,525
AST Prudential Core Bond Portfolio*	51,457,906	620,067,762
AST QMA International Core Equity Portfolio*	29,897,228	368,034,876
AST QMA Large-Cap Portfolio*	68,103,350	1,293,963,645
AST Small-Cap Growth Opportunities Portfolio*	7,483,227	163,358,854
AST Small-Cap Growth Portfolio*	3,439,876	169,826,697
AST Small-Cap Value Portfolio*	5,856,831	172,952,205
AST T. Rowe Price Large-Cap Growth Portfolio*	14,072,030	545,713,323
AST T. Rowe Price Large-Cap Value Portfolio*	32,046,001	479,728,640
AST Templeton Global Bond Portfolio*	79,450	859,644
AST WEDGE Capital Mid-Cap Value Portfolio*	1,280,782	32,698,359
AST Wellington Management Global Bond Portfolio*	48,267,737	517,430,140
AST Western Asset Core Plus Bond Portfolio*	33,211,214	412,151,167

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
AST Western Asset Emerging Markets Debt Portfolio*	816,419	$8,678,531

TOTAL LONG-TERM INVESTMENTS (cost $9,613,348,209)(w)		12,431,053,622

SHORT-TERM INVESTMENTS —12.0%
AFFILIATED MUTUAL FUND — 11.6%
PGIM Core Ultra Short Bond Fund (cost $1,645,040,319)(w)	1,645,040,319	1,645,040,319

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(n) — 0.4%
U.S. Treasury Bills(k)
1.894%	09/20/18	61,500	61,243,750

(cost $61,242,489)
TOTAL SHORT-TERM INVESTMENTS (cost $1,706,282,808)			1,706,284,069

TOTAL INVESTMENTS — 99.7% (cost $11,319,631,017)			14,137,337,691
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 0.3%			41,505,108

NET ASSETS — 100.0%			$14,178,842,799

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,058	2 Year U.S. Treasury Notes	Sep. 2018	$224,114,157	$63,486
1,606	10 Year U.S. Treasury Notes	Sep. 2018	193,021,125	1,083,146
233	CAC40 10 Euro	Jul. 2018	14,476,959	(356,448)
34	DAX Index	Sep. 2018	12,217,801	(548,925)
1,681	Euro STOXX 50 Index	Sep. 2018	66,567,843	(1,113,650)
150	FTSE 100 Index	Sep. 2018	15,048,105	(123,726)
282	MSCI EAFE Index	Sep. 2018	27,571,140	(1,102,323)
1,400	Russell 2000 Mini Index	Sep. 2018	115,325,000	(2,017,750)
3,314	S&P 500 E-Mini Index	Sep. 2018	450,969,120	(10,112,868)
671	S&P 500 Index	Sep. 2018	456,548,400	(10,215,975)
563	TOPIX Index	Sep. 2018	87,998,148	(2,200,910)

				$(26,645,943)

A security with a market value of $61,243,750 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$14,076,093,941	$—	$—
U.S. Treasury Obligation	—	61,243,750	—
Other Financial Instruments*
Futures Contracts	(26,645,943)	—	—

Total	$14,049,447,998	$61,243,750	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2018 were as follows:

Large/Mid-Cap Growth	33.4%
Large/Mid-Cap Value	12.7
Ultra Short Bond	11.6
Core Bond	10.3
Global Bond	8.1
International Value	7.6
International Growth	5.7

Large/Mid-Cap Blend	4.8%
Small-Cap Growth	2.4
Small-Cap Value	2.1
U.S. Treasury Obligation	0.4
High Yield	0.4
Emerging Markets	0.2

99.7
Other assets in excess of liabilities	0.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	—	$—		Due from/to broker — variation margin futures	$27,792,575	*
Interest rate contracts	Due from/to broker — variation margin futures	1,146,632	*	—	—

Total		$1,146,632			$27,792,575

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$49,498,905
Interest rate contracts	(5,449,862)

Total	$44,049,043

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(35,312,685)
Interest rate contracts	2,019,749

Total	$(33,292,936)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activites is as follows:

Futures Contracts- Long Positions(1)
$1,652,258,013

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value:
Affiliated investments (cost $11,258,388,528)	$14,076,093,941
Unaffiliated investments (cost $61,242,489)	61,243,750
Foreign currency, at value (cost $44,775,144)	43,889,511
Due from broker-variation margin futures	2,153,524
Receivable for portfolio shares sold	32,633
Prepaid expenses	1,745

Total Assets	14,183,415,104

LIABILITIES:
Payable for portfolio shares repurchased	2,320,240
Deposit due to broker — futures	1,327,301
Management fees payable	814,019
Accrued expenses and other liabilities	110,380
Affiliated transfer agent fee payable	365

Total Liabilities	4,572,305

NET ASSETS	$14,178,842,799

Net assets were comprised of:
Partners Equity	$14,178,842,799

Net asset value and redemption price per share, $14,178,842,799 / 738,672,596 outstanding shares of beneficial interest	$19.20

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Affiliated dividend income	$15,102,625
Interest income	301,378
Unaffiliated dividend income	10,842

15,414,845

EXPENSES
Management fees	10,759,589
Custodian and accounting fees	324,273
Trustees’ fees	73,785
Legal fees and expenses	24,807
Audit fee	11,008
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,683
Miscellaneous	29,481

Total expenses	11,229,092
Less: Fee waivers and/or expense reimbursement	(131,177)

Net expenses	11,097,915

NET INVESTMENT INCOME (LOSS)	4,316,930

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Affiliated investment transactions	331,680,779
Futures transactions	44,049,043
Foreign currency transactions	1,578,538

377,308,360

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(182,810,658))	(182,815,644)
Futures	(33,292,936)
Foreign currencies	(1,311,040)

(217,419,620)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	159,888,740

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$164,205,670

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,316,930	$(3,846,849)
Net realized gain (loss) on investment and foreign currency transactions	377,308,360	922,351,777
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(217,419,620)	1,337,616,492

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	164,205,670	2,256,121,420

FUND SHARE TRANSACTIONS:
Fund share sold [4,986,803 and 16,391,522 shares, respectively]	96,497,200	278,755,184
Fund share repurchased [32,523,044 and 42,177,243 shares, respectively]	(620,875,878)	(748,435,607)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(524,378,678)	(469,680,423)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(360,173,008)	1,786,440,997
NET ASSETS:
Beginning of period	14,539,015,807	12,752,574,810

End of period	$14,178,842,799	$14,539,015,807

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 1.7%
Raytheon Co.	141,420	$27,319,516

Air Freight & Logistics — 1.9%
United Parcel Service, Inc. (Class B Stock)	279,000	29,638,170

Automobiles — 1.5%
General Motors Co.	603,630	23,783,022

Banks — 7.2%
Bank of America Corp.	825,000	23,256,750
JPMorgan Chase & Co.	425,000	44,285,000
PNC Financial Services Group, Inc. (The)	113,140	15,285,214
U.S. Bancorp	300,000	15,006,000
Wells Fargo & Co.	270,250	14,982,660

		112,815,624

Beverages — 3.7%
Anheuser-Busch InBev SA/NV (Belgium), ADR(a)	151,210	15,235,920
Coca-Cola Co. (The)	600,000	26,316,000
PepsiCo, Inc.	150,000	16,330,500

		57,882,420

Capital Markets — 5.7%
Bank of New York Mellon Corp. (The)	585,000	31,549,050
BlackRock, Inc.	41,000	20,460,640
Blackstone Group LP (The), MLP	1,150,000	36,995,500

		89,005,190

Chemicals — 6.8%
DowDuPont, Inc.	428,927	28,274,868
Ecolab, Inc.	178,850	25,098,021
PPG Industries, Inc.	300,000	31,119,000
Praxair, Inc.	137,000	21,666,550

		106,158,439

Commercial Services & Supplies — 1.6%
Waste Management, Inc.	315,000	25,622,100

Containers & Packaging — 1.8%
International Paper Co.	547,330	28,504,946

Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc. (Class B Stock)*	200,000	37,330,000

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	459,840	14,765,462
Verizon Communications, Inc.	315,000	15,847,650

		30,613,112

Electric Utilities — 2.4%
Brookfield Infrastructure Partners LP (Canada)	541,115	20,778,816
NextEra Energy, Inc.	97,310	16,253,689

		37,032,505

Energy Equipment & Services — 1.7%
Schlumberger Ltd.	408,980	27,413,929

Equity Real Estate Investment Trusts (REITs) — 4.6%
American Tower Corp.	223,730	32,255,154
Healthcare Trust of America, Inc. (Class A Stock)	580,610	15,653,246

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	650,000	$23,699,000

		71,607,400

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	73,960	15,456,161
Sysco Corp.	160,000	10,926,400
Walmart, Inc.	310,900	26,628,585

		53,011,146

Food Products — 4.7%
Lamb Weston Holdings, Inc.	41,320	2,830,833
McCormick & Co., Inc.(a)	168,630	19,576,257
Mondelez International, Inc. (Class A Stock)	600,000	24,600,000
Nestle SA (Switzerland), ADR	346,792	26,852,105

		73,859,195

Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	82,620	20,269,991

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	144,160	22,588,430

Household Products — 2.4%
Kimberly-Clark Corp.	59,510	6,268,783
Procter & Gamble Co. (The)	400,000	31,224,000

		37,492,783

Independent Power & Renewable Electricity Producers — 0.5%
Brookfield Renewable Partners LP (Canada), MLP, (NYSE)	47,160	1,417,158
Brookfield Renewable Partners LP (Canada), MLP, (TSX)	241,760	7,256,570

		8,673,728

Industrial Conglomerates — 2.3%
3M Co.	180,070	35,423,370

Insurance — 2.6%
MetLife, Inc.	418,050	18,226,980
Travelers Cos., Inc. (The)	180,510	22,083,593

		40,310,573

IT Services — 3.3%
Mastercard, Inc. (Class A Stock)	145,000	28,495,400
Visa, Inc. (Class A Stock)(a)	180,000	23,841,000

		52,336,400

Media — 4.1%
Comcast Corp. (Class A Stock)	995,170	32,651,528
Walt Disney Co. (The)	302,600	31,715,506

		64,367,034

Multi-Utilities — 1.3%
WEC Energy Group, Inc.(a)	309,390	20,002,064

Oil, Gas & Consumable Fuels — 8.1%
Enbridge, Inc. (Canada)(a)	945,877	33,758,350
Exxon Mobil Corp.	341,250	28,231,613
Kinder Morgan, Inc.	1,000,000	17,670,000
Phillips 66	148,310	16,656,696
Suncor Energy, Inc. (Canada)	53,440	2,173,939
Williams Cos., Inc. (The)	1,050,000	28,465,500

		126,956,098

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals — 7.3%
Johnson & Johnson	300,000	$36,402,000
Merck & Co., Inc.	520,000	31,564,000
Pfizer, Inc.	600,000	21,768,000
Zoetis, Inc.	298,630	25,440,290

		115,174,290

Road & Rail — 2.0%
Union Pacific Corp.	221,430	31,372,202

Semiconductors & Semiconductor Equipment — 1.8%
Intel Corp.	180,000	8,947,800
Texas Instruments, Inc.	170,000	18,742,500

		27,690,300

Software — 3.0%
Microsoft Corp.	480,130	47,345,619

Specialty Retail — 2.6%
Home Depot, Inc. (The)	210,300	41,029,530

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	225,020	41,653,452

TOTAL LONG-TERM INVESTMENTS (cost $1,203,849,763)		1,564,282,578

SHORT-TERM INVESTMENTS — 4.9%
AFFILIATED MUTUAL FUND — 4.2%
PGIM Institutional Money Market Fund (cost $65,546,549; includes $65,442,503 of cash collateral for securities on loan)(b)(w)	65,541,373	65,547,927

	Shares	Value
UNAFFILIATED FUND — 0.7%
Fidelity Investments Money Market Funds — Treasury Only Portfolio (cost $11,119,263)	11,119,263	$11,119,263

TOTAL SHORT-TERM INVESTMENTS (cost $76,665,812)		76,667,190

TOTAL INVESTMENTS — 104.5% (cost $1,280,515,575)		1,640,949,768
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(70,278,942)

NET ASSETS — 100.0%		$1,570,670,826

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $64,850,018; cash collateral of $65,442,503 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$27,319,516	$—	$—
Air Freight & Logistics	29,638,170	—	—
Automobiles	23,783,022	—	—
Banks	112,815,624	—	—
Beverages	57,882,420	—	—
Capital Markets	89,005,190	—	—
Chemicals	106,158,439	—	—
Commercial Services & Supplies	25,622,100	—	—
Containers & Packaging	28,504,946	—	—
Diversified Financial Services	37,330,000	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Diversified Telecommunication Services	$30,613,112	$—	$—
Electric Utilities	37,032,505	—	—
Energy Equipment & Services	27,413,929	—	—
Equity Real Estate Investment Trusts (REITs)	71,607,400	—	—
Food & Staples Retailing	53,011,146	—	—
Food Products	73,859,195	—	—
Health Care Providers & Services	20,269,991	—	—
Hotels, Restaurants & Leisure	22,588,430	—	—
Household Products	37,492,783	—	—
Independent Power & Renewable Electricity Producers	8,673,728	—	—
Industrial Conglomerates	35,423,370	—	—
Insurance	40,310,573	—	—
IT Services	52,336,400	—	—
Media	64,367,034	—	—
Multi-Utilities	20,002,064	—	—
Oil, Gas & Consumable Fuels	126,956,098	—	—
Pharmaceuticals	115,174,290	—	—
Road & Rail	31,372,202	—	—
Semiconductors & Semiconductor Equipment	27,690,300	—	—
Software	47,345,619	—	—
Specialty Retail	41,029,530	—	—
Technology Hardware, Storage & Peripherals	41,653,452	—	—
Affiliated Mutual Fund	65,547,927	—	—
Unaffiliated Fund	11,119,263	—	—

Total	$1,640,949,768	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Oil, Gas & Consumable Fuels	8.1%
Pharmaceuticals	7.3
Banks	7.2
Chemicals	6.8
Capital Markets	5.7
Food Products	4.7
Equity Real Estate Investment Trusts (REITs)	4.6
Affiliated Mutual Fund (4.2% represents investments purchased with collateral from securities on loan)	4.2
Media	4.1
Beverages	3.7
Food & Staples Retailing	3.4
IT Services	3.3
Software	3.0
Technology Hardware, Storage & Peripherals	2.6
Specialty Retail	2.6
Insurance	2.6
Household Products	2.4
Diversified Financial Services	2.4
Electric Utilities	2.4
Industrial Conglomerates	2.3
Road & Rail	2.0
Diversified Telecommunication Services	1.9
Air Freight & Logistics	1.9
Containers & Packaging	1.8

Semiconductors & Semiconductor Equipment	1.8%
Energy Equipment & Services	1.7
Aerospace & Defense	1.7
Commercial Services & Supplies	1.6
Automobiles	1.5
Hotels, Restaurants & Leisure	1.4
Health Care Providers & Services	1.3
Multi-Utilities	1.3
Unaffiliated Mutual Fund	0.7
Independent Power & Renewable Electricity Producers	0.5

104.5
Liabilities in excess of other assets	(4.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$64,850,018	$(64,850,018)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $64,850,018:
Unaffiliated investments (cost $1,214,969,026)	$1,575,401,841
Affiliated investments (cost $65,546,549)	65,547,927
Cash	275,133
Receivable for investments sold	1,367,264
Dividends receivable	1,234,899
Tax reclaim receivable	723,518
Receivable for portfolio shares sold	18,845
Prepaid expenses	1,670

Total Assets	1,644,571,097

LIABILITIES:
Payable to broker for collateral for securities on loan	65,442,503
Payable for investments purchased	7,742,892
Management fees payable	340,210
Payable for portfolio shares repurchased	177,117
Accrued expenses and other liabilities	131,859
Distribution fee payable	53,739
Payable to affiliate	11,586
Affiliated transfer agent fee payable	365

Total Liabilities	73,900,271

NET ASSETS	$1,570,670,826

Net assets were comprised of:
Partners Equity	$1,570,670,826

Net asset value and redemption price per share, $1,570,670,826 / 90,251,173 outstanding shares of beneficial interest	$17.40

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net of $331,182 foreign withholding tax)	$18,321,217
Income from securities lending, net (including affiliated income of $102,269)	107,492

18,428,709

EXPENSES
Management fees	5,338,828
Distribution fee	2,016,078
Custodian and accounting fees	58,760
Audit fee	12,992
Trustees’ fees	12,706
Legal fees and expenses	6,987
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,764
Miscellaneous	23,227

Total expenses	7,475,808
Less: Fee waivers and/or expense reimbursement	(540,309)

Net expenses	6,935,499

NET INVESTMENT INCOME (LOSS)	11,493,210

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,863)	51,375,778
Foreign currency transactions	(3,292)

51,372,486

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $4,433)	(84,653,088)
Foreign currencies	(2,526)

(84,655,614)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(33,283,128)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,789,918)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$11,493,210	$22,349,810
Net realized gain (loss) on investment and foreign currency transactions	51,372,486	72,861,605
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(84,655,614)	174,630,966

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(21,789,918)	269,842,381

FUND SHARE TRANSACTIONS:
Fund share sold [2,047,270 and 5,676,461 shares, respectively]	35,771,247	89,398,408
Fund share repurchased [7,836,440 and 9,797,769 shares, respectively]	(136,504,952)	(157,754,079)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(100,733,705)	(68,355,671)

CAPITAL CONTRIBUTIONS	236	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(122,523,387)	201,486,710
NET ASSETS:
Beginning of period	1,693,194,213	1,491,707,503

End of period	$1,570,670,826	$1,693,194,213

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 85.2%
COMMON STOCKS — 34.2%	Shares	Value
Aerospace & Defense — 0.3%
Airbus SE (France)	3,805	$444,024
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	1,425	7,164
BAE Systems PLC (United Kingdom)	35,092	298,538
Boeing Co. (The)	8,573	2,876,327
BWX Technologies, Inc.	1,716	106,941
CAE, Inc. (Canada)	38,900	808,092
Chemring Group PLC (United Kingdom)	13,256	38,917
Cobham PLC (United Kingdom)*	39,592	66,947
Cubic Corp.	1,189	76,334
Ducommun, Inc.*	819	27,101
Elbit Systems Ltd. (Israel)	1,203	141,641
Embraer SA (Brazil), ADR	7,975	198,578
General Dynamics Corp.	2,518	469,380
Harris Corp.	1,112	160,728
HEICO Corp.(a)	1,659	120,973
Huntington Ingalls Industries, Inc.	532	115,332
L3 Technologies, Inc.	1,099	211,360
Leonardo SpA (Italy)	9,594	94,428
Maxar Technologies Ltd.	1,400	70,285
Meggitt PLC (United Kingdom)	19,506	126,578
MTU Aero Engines AG (Germany)	979	187,519
Northrop Grumman Corp.	1,671	514,167
QinetiQ Group PLC (United Kingdom)	31,503	111,808
Raytheon Co.	2,349	453,780
Rockwell Collins, Inc.	805	108,417
Rolls-Royce Holdings PLC (United Kingdom)*	17,169	223,627
Rolls-Royce Holdings PLC (United Kingdom), Entitlement Shares*	1,218,999	1,609
Saab AB (Sweden) (Class B Stock)	2,110	87,380
Safran SA (France)	3,577	433,193
Senior PLC (United Kingdom)	61,856	247,306
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1,958	168,212
Teledyne Technologies, Inc.*	703	139,939
Thales SA (France)	1,901	244,571
United Technologies Corp.	8,021	1,002,866
Vectrus, Inc.*	1,050	32,361
Wesco Aircraft Holdings, Inc.*	3,156	35,505

		10,451,928

Air Freight & Logistics — 0.1%
Bollore SA (France)	36,390	168,993
bpost SA (Belgium)	819	12,927
C.H. Robinson Worldwide, Inc.	1,308	109,427
Cia de Distribucion Integral Logista Holdings SA (Spain)	2,017	52,056
Deutsche Post AG (Germany)	11,846	384,881
Expeditors International of Washington, Inc.	1,675	122,443
FedEx Corp.	3,271	742,713
Guangdong Yueyun Transportation Co. Ltd. (China) (Class H Stock)	42,000	25,420
Hub Group, Inc. (Class A Stock)*	1,176	58,565
Hyundai Glovis Co. Ltd. (South Korea)	888	92,007
Kerry Logistics Network Ltd. (Hong Kong)	10,500	14,637
Kerry TJ Logistics Co. Ltd. (Taiwan)	11,000	14,336

COMMON STOCKS (continued)	Shares	Value
Air Freight & Logistics (continued)
Konoike Transport Co. Ltd. (Japan)	3,500	$52,765
Oesterreichische Post AG (Austria)	8,595	391,693
Royal Mail PLC (United Kingdom)	37,115	246,923
United Parcel Service, Inc. (Class B Stock)	14	1,487
Yamato Holdings Co. Ltd. (Japan)	6,500	191,312
ZTO Express Cayman, Inc. (China), ADR(a)	14,000	280,000

		2,962,585

Airlines — 0.2%
Aeroflot PJSC (Russia)	52,100	116,079
Air Arabia PJSC (United Arab Emirates)	638,448	170,252
Air China Ltd. (China) (Class H Stock)	72,000	69,221
Air New Zealand Ltd. (New Zealand)	127,168	273,256
Alaska Air Group, Inc.	2,783	168,065
ANA Holdings, Inc. (Japan)	3,200	117,417
Bangkok Airways PCL (Thailand)	109,300	37,592
Cathay Pacific Airways Ltd. (Hong Kong)	83,000	130,329
Cebu Air, Inc. (Philippines)	15,310	19,889
China Airlines Ltd. (Taiwan)*	203,000	63,311
Controladora Vuela Cia de Aviacion SAB de CV (Mexico), ADR*(a)	3,910	19,863
Deutsche Lufthansa AG (Germany)	54,773	1,312,233
Eva Airways Corp. (Taiwan)	185,288	89,562
Finnair OYJ (Finland)	11,827	127,495
Garuda Indonesia Persero Tbk PT (Indonesia)*	758,700	12,812
Grupo Aeromexico SAB de CV (Mexico)*	5,836	7,899
Hainan Airlines Holding Co. Ltd. (China) (Class B Stock)^	38,400	22,522
Hawaiian Holdings, Inc.	1,384	49,755
International Consolidated Airlines Group SA (United Kingdom)	203,972	1,779,538
Japan Airlines Co. Ltd. (Japan)	2,600	92,121
Nok Airlines PCL (Thailand)*	70,000	5,702
Pegasus Hava Tasimaciligi A/S (Turkey)*	1,956	10,497
Qantas Airways Ltd. (Australia)	356,492	1,623,322
SAS AB (Sweden)*	17,512	33,452
Shandong Airlines Co. Ltd. (China) (Class B Stock)	25,400	41,122
Singapore Airlines Ltd. (Singapore)	22,100	173,075
Southwest Airlines Co.	9,391	477,814
Thai Airways International PCL (Thailand)*	52,500	19,967
Turk Hava Yollari AO (Turkey)*	26,384	77,813

		7,141,975

Auto Components — 0.2%
Actron Technology Corp. (Taiwan)	4,000	14,292
Adient PLC	2,594	127,599
Aisin Seiki Co. Ltd. (Japan)	5,700	259,536
ARB Corp. Ltd. (Australia)	4,431	74,900
Autoliv, Inc. (Sweden)(a)	1,072	153,532
Bridgestone Corp. (Japan)(a)	15,900	621,099
Chaowei Power Holdings Ltd. (China)	140,000	71,091
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	164,350	247,201
China First Capital Group Ltd. (Hong Kong)*	116,000	74,055
Cie Generale des Etablissements Michelin SCA (France)	4,865	588,559
Cooper Tire & Rubber Co.	1,769	46,525

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Auto Components (continued)
Cooper-Standard Holdings, Inc.*	588	$76,834
Cub Elecparts, Inc. (Taiwan)	2,489	31,809
Delphi Technologies PLC	3,649	165,883
Denso Corp. (Japan)	11,900	580,651
Depo Auto Parts Ind Co. Ltd. (Taiwan)	15,000	39,562
E-Lead Electronic Co. Ltd. (Taiwan)	5,000	3,992
Exedy Corp. (Japan)	4,100	126,900
FCC Co. Ltd. (Japan)	4,500	126,771
Federal Corp. (Taiwan)	112,224	45,229
Fuyao Glass Industry Group Co. Ltd. (China) (Class H Stock), 144A	73,600	248,700
Global PMX Co. Ltd. (Taiwan)	1,000	4,962
GUD Holdings Ltd. (Australia)	3,594	37,638
Halla Holdings Corp. (South Korea)	1,140	45,124
Hiroca Holdings Ltd. (China)	7,000	23,612
Hota Industrial Manufacturing Co. Ltd. (Taiwan)	6,000	28,921
Hunan Tyen Machinery Co. Ltd. (China) (Class B Stock)*	28,800	8,805
Hyundai Mobis Co. Ltd. (South Korea)	2,683	510,309
Hyundai Wia Corp. (South Korea)	2,125	77,657
Iron Force Industrial Co. Ltd. (Taiwan)	5,000	14,340
Kenda Rubber Industrial Co. Ltd. (Taiwan)	54,545	60,111
Kordsa Teknik Tekstil A/S (Turkey)	171	237
KYB Corp. (Japan)	3,800	172,637
Leoni AG (Germany)	4,930	249,848
Macauto Industrial Co. Ltd. (Taiwan)	2,000	7,704
Mahle-Metal Leve SA (Brazil)	2,000	13,205
Mando Corp. (South Korea)	2,400	82,747
Metair Investments Ltd. (South Africa)	4,872	5,512
Minth Group Ltd. (China)	38,000	160,729
Nan Kang Rubber Tire Co. Ltd. (Taiwan)	46,000	40,448
NHK Spring Co. Ltd. (Japan)	12,500	117,664
Nifco, Inc. (Japan)	3,600	111,253
Nissin Kogyo Co. Ltd. (Japan)	10,800	190,962
Rassini SAB de CV (Mexico) (Class A Stock)	15,200	27,545
SL Corp. (South Korea)	2,002	32,615
Somboon Advance Technology PCL (Thailand)	35,900	23,303
Sri Trang Agro-Industry PCL (Thailand)*	89,700	26,917
Sumitomo Riko Co. Ltd. (Japan)	4,100	42,016
Sumitomo Rubber Industries Ltd. (Japan)(a)	7,100	112,542
Sungwoo Hitech Co. Ltd. (South Korea)	10,546	40,850
Tianneng Power International Ltd. (China)	100,000	155,225
Tong Yang Industry Co. Ltd. (Taiwan)	35,000	53,854
Tupy SA (Brazil)	5,500	25,543
TYC Brother Industrial Co. Ltd. (Taiwan)	23,000	24,209
Unipres Corp. (Japan)	700	13,696
Visteon Corp.*	945	122,132
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)	19,400	42,172
Xingda International Holdings Ltd. (China)	134,000	39,148
Xinyi Glass Holdings Ltd. (Hong Kong)	154,000	186,793
Yokohama Rubber Co. Ltd. (The) (Japan)(a)	8,400	174,234
Zhejiang Shibao Co. Ltd. (China) (Class H Stock)	50,000	8,688

		6,840,627

COMMON STOCKS (continued)	Shares	Value
Automobiles — 0.5%
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A	185,500	$176,558
China Motor Corp. (Taiwan)	67,000	62,246
Chongqing Changan Automobile Co. Ltd. (China) (Class B Stock)	149,400	150,969
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	514,000	541,764
Fiat Chrysler Automobiles NV (United Kingdom)	103,846	1,958,978
Ford Otomotiv Sanayi A/S (Turkey)	1,832	24,380
General Motors Co.	49,281	1,941,671
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	176,400	171,622
Harley-Davidson, Inc.	2,489	104,737
Honda Motor Co. Ltd. (Japan)	66,100	1,938,117
Hyundai Motor Co. (South Korea)	6,268	704,485
Jiangling Motors Corp. Ltd. (China) (Class B Stock)	7,700	9,771
Kia Motors Corp. (South Korea)	16,407	453,317
Mitsubishi Motors Corp. (Japan)	19,700	157,035
Nissan Motor Co. Ltd. (Japan)	92,400	899,070
Piaggio & C SpA (Italy)	25,175	62,933
Qingling Motors Co. Ltd. (China) (Class H Stock)	188,000	57,651
Sanyang Motor Co. Ltd. (Taiwan)	86,000	61,570
Subaru Corp. (Japan)	17,800	517,713
Suzuki Motor Corp. (Japan)	7,600	418,822
Thor Industries, Inc.	6,955	677,347
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	5,262	27,538
Toyota Motor Corp. (Japan)	71,156	4,601,587
Yadea Group Holdings Ltd. (China), 144A	68,000	25,198
Yamaha Motor Co. Ltd. (Japan)	25,800	647,676
Yulon Motor Co. Ltd. (Taiwan)	157,000	108,555
Yulon Nissan Motor Co. Ltd. (Taiwan)	2,000	16,554

		16,517,864

Banks — 3.0%
77 Bank Ltd. (The) (Japan)	5,400	117,278
Agricultural Bank of China Ltd. (China) (Class H Stock)	3,232,000	1,508,469
Ajman Bank PJSC (United Arab Emirates)	428,523	112,030
Albaraka Turk Katilim Bankasi A/S (Turkey)	35,642	10,565
Alior Bank SA (Poland)*	6,627	117,352
Alpha Bank AE (Greece)*	199,835	445,309
Aozora Bank Ltd. (Japan)	2,800	106,264
Associated Banc-Corp.	9,933	271,171
Awa Bank Ltd. (The) (Japan)	13,000	80,003
Banca Popolare di Sondrio SCPA (Italy)	26,648	106,884
Banco Bilbao Vizcaya Argentaria SA (Spain)	164,274	1,158,555
Banco de Chile (Chile)	1,027,818	158,877
Banco de Credito e Inversiones SA (Chile)	2,928	194,865
Banco Santander Brasil SA (Brazil), ADS	13,700	102,749
Banco Santander Chile (Chile), ADR	5,231	164,410
Bancolombia SA (Colombia), ADR	5,737	274,114
Bangkok Bank PCL (Thailand)	50,500	302,186
Bank Bukopin Tbk (Indonesia)*	594,700	14,349
Bank Central Asia Tbk PT (Indonesia)	230,800	344,684
Bank CIMB Niaga Tbk PT (Indonesia)	245,600	16,248
Bank Hapoalim BM (Israel)	64,433	436,806

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Bank Mandiri Persero Tbk PT (Indonesia)	626,400	$299,687
Bank Negara Indonesia Persero Tbk PT (Indonesia)	366,400	180,034
Bank of America Corp.	106,961	3,015,231
Bank of China Ltd. (China) (Class H Stock)	8,014,000	3,974,342
Bank of Chongqing Co. Ltd. (China) (Class H Stock)	104,000	65,942
Bank of Communications Co. Ltd. (China) (Class H Stock)*	2,492,000	1,907,277
Bank of East Asia Ltd. (The) (Hong Kong)	68,836	274,357
Bank of Hawaii Corp.	818	68,238
Bank of Iwate Ltd. (The) (Japan)	1,900	73,053
Bank of Montreal (Canada)	13,800	1,066,714
Bank of Nova Scotia (The) (Canada)	21,700	1,228,729
Bank of Okinawa Ltd. (The) (Japan)	1,440	52,713
Bank of the Philippine Islands (Philippines)	59,710	99,063
Bank of the Ryukyus Ltd. (Japan)	7,400	108,919
Bank Pan Indonesia Tbk PT (Indonesia)*	487,800	28,903
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Indonesia)	243,200	35,436
Bank Pembangunan Daerah Jawa Timur Tbk PT (Indonesia)	722,200	34,240
Bank Permata Tbk PT (Indonesia)*	308,600	12,480
Bank Polska Kasa Opieki SA (Poland)	9,827	295,788
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,875,600	370,977
Bank Tabungan Negara Persero Tbk PT (Indonesia)	244,400	41,711
Bankia SA (Spain)	25,089	93,559
Bankinter SA (Spain)	11,852	115,000
BankUnited, Inc.	3,432	140,197
Banque Cantonale Vaudoise (Switzerland)	98	75,327
BB&T Corp.	10,337	521,398
BDO Unibank, Inc. (Philippines)	46,070	108,322
Berkshire Hills Bancorp, Inc.	2,226	90,376
BIMB Holdings Bhd (Malaysia)	21,200	20,185
BNP Paribas SA (France)	21,529	1,331,720
BOC Hong Kong Holdings Ltd. (China)	74,500	350,145
CaixaBank SA (Spain)	97,919	421,472
Canadian Imperial Bank of Commerce (Canada)	8,500	739,406
Capitec Bank Holdings Ltd. (South Africa)	1,184	74,594
Chang Hwa Commercial Bank Ltd. (Taiwan)	635,421	368,422
Chemical Financial Corp.	2,768	154,095
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,319,000	823,782
China Construction Bank Corp. (China) (Class H Stock)*	8,190,000	7,494,189
China Development Financial Holding Corp. (Taiwan)	1,200,000	438,061
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	1,090,100	778,975
Citizens Financial Group, Inc.	45,366	1,764,737
Comerica, Inc.	19,787	1,799,034
Commerce Bancshares, Inc.	2,286	147,927
Commercial Bank PQSC (The) (Qatar)	32,421	339,403
Commonwealth Bank of Australia (Australia)	24,415	1,316,764
Community Bank System, Inc.(a)	1,117	65,981
Credicorp Ltd. (Peru), (NYSE)	2,536	570,904

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Credit Bank of Moscow PJSC (Russia)*	817,600	$64,325
Credito Emiliano SpA (Italy)	7,535	55,772
CTBC Financial Holding Co. Ltd. (Taiwan)	1,651,578	1,186,688
Daishi Bank Ltd. (The) (Japan)	3,300	131,082
Danske Bank A/S (Denmark)	15,843	493,571
DBS Group Holdings Ltd. (Singapore)	32,970	641,168
DNB ASA (Norway)	18,075	351,976
Doha Bank QPSC (Qatar)	24,956	183,534
Dubai Islamic Bank PJSC (United Arab Emirates)	223,516	296,597
E.Sun Financial Holding Co. Ltd. (Taiwan)	853,021	593,931
Erste Group Bank AG (Austria)*	5,584	232,797
Far Eastern International Bank (Taiwan)	517,737	171,408
First Financial Holding Co. Ltd. (Taiwan)	926,194	625,335
First Republic Bank	1,856	179,642
FNB Corp.	10,375	139,233
Fulton Financial Corp.	9,513	156,965
Grupo Aval Acciones y Valores SA (Colombia), ADR	13,063	108,292
Grupo Elektra SAB de CV (Mexico)	2,555	69,625
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	87,400	122,781
Grupo Financiero Interacciones SA de CV (Mexico) (Class O Stock)*	4,800	23,033
Gunma Bank Ltd. (The) (Japan)	44,800	234,518
Hachijuni Bank Ltd. (The) (Japan)	35,500	151,258
Hana Financial Group, Inc. (South Korea)	11,519	442,338
Hang Seng Bank Ltd. (Hong Kong)	11,100	277,171
Hokkoku Bank Ltd. (The) (Japan)	3,800	149,266
Hokuetsu Bank Ltd. (The) (Japan)	1,000	19,890
Hokuhoku Financial Group, Inc. (Japan)	9,700	128,789
Hong Leong Bank Bhd (Malaysia)	38,900	175,379
Hope Bancorp, Inc.	7,147	127,431
HSBC Holdings PLC (United Kingdom), (QMTF)	403,334	3,768,891
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	807,883	469,956
Huishang Bank Corp. Ltd. (China) (Class H Stock)	260,000	123,308
Hyakugo Bank Ltd. (The) (Japan)	21,000	82,406
Hyakujushi Bank Ltd. (The) (Japan)	25,000	82,027
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	6,818,000	5,085,139
ING Bank Slaski SA (Poland)	2,139	101,953
Investors Bancorp, Inc.	10,004	127,951
Itau CorpBanca (Chile)	8,608,725	84,072
Itau Unibanco Holding SA (Brazil)	8,900	82,025
Iyo Bank Ltd. (The) (Japan)	24,600	162,096
Japan Post Bank Co. Ltd. (Japan)	10,800	125,567
Juroku Bank Ltd. (The) (Japan)	2,700	71,131
Jyske Bank A/S (Denmark)	4,062	222,029
Kansai Mirai Financial Group, Inc. (Japan)*	3,100	23,478
KB Financial Group, Inc. (South Korea)	12,659	595,882
KBC Group NV (Belgium)	7,276	558,798
Keiyo Bank Ltd. (The) (Japan)	20,000	85,757
Kiatnakin Bank PCL (Thailand)	37,400	76,475
King’s Town Bank Co. Ltd. (Taiwan)	124,000	132,936
Kiyo Bank Ltd. (The) (Japan)	6,300	103,639
Komercni banka A/S (Czech Republic)	6,462	271,390

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Krung Thai Bank PCL (Thailand)	450,100	$226,729
Laurentian Bank of Canada (Canada)	5,600	191,090
LH Financial Group PCL (Thailand)	592,006	25,920
M&T Bank Corp.	2,274	386,921
Malayan Banking Bhd (Malaysia)	265,300	590,877
Masraf Al Rayan QSC (Qatar)	24,909	239,093
MB Financial, Inc.	3,227	150,701
Mebuki Financial Group, Inc. (Japan)	25,620	85,939
Mega Financial Holding Co. Ltd. (Taiwan)	1,073,228	946,262
Metropolitan Bank & Trust Co. (Philippines)	72,326	99,410
Mitsubishi UFJ Financial Group, Inc. (Japan)	100,500	569,321
Mizrahi Tefahot Bank Ltd. (Israel)	15,643	287,795
Mizuho Financial Group, Inc. (Japan)	1,048,100	1,765,509
Moneta Money Bank A/S (Czech Republic), 144A	41,037	140,799
Musashino Bank Ltd. (The) (Japan)	3,400	100,807
Nanto Bank Ltd. (The) (Japan)	1,400	35,650
National Australia Bank Ltd. (Australia)	48,010	974,824
National Bank Holdings Corp. (Class A Stock)	2,573	99,292
National Bank of Canada (Canada)	5,600	268,872
Nishi-Nippon Financial Holdings, Inc. (Japan)	2,600	30,314
Nordea Bank AB (Sweden)	78,622	754,189
North Pacific Bank Ltd. (Japan)	75,700	252,667
Ogaki Kyoritsu Bank Ltd. (The) (Japan)	4,800	121,755
Oita Bank Ltd. (The) (Japan)	1,400	47,524
Old National Bancorp	7,707	143,350
OTP Bank Nyrt (Hungary)	11,768	424,886
Oversea-Chinese Banking Corp. Ltd. (Singapore)	109,805	935,292
People’s United Financial, Inc.	7,880	142,549
PNC Financial Services Group, Inc. (The)	6,361	859,371
Popular, Inc. (Puerto Rico)	979	44,261
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	744,000	482,976
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)*	51,826	509,151
Public Bank Bhd (Malaysia)	131,100	758,402
Qatar International Islamic Bank QSC (Qatar)	3,100	45,164
Qatar Islamic Bank SAQ (Qatar)	5,888	187,595
Qatar National Bank QPSC (Qatar)	19,961	833,698
Regional SAB de CV (Mexico)	6,200	33,382
Regions Financial Corp.	92,980	1,653,184
Resona Holdings, Inc. (Japan)	86,600	461,559
Rizal Commercial Banking Corp. (Philippines)	61,200	32,035
Royal Bank of Canada (Canada)	22,500	1,694,196
Security Bank Corp. (Philippines)	13,090	48,953
Senshu Ikeda Holdings, Inc. (Japan)	51,700	174,345
Seven Bank Ltd. (Japan)	12,900	39,391
Shengjing Bank Co. Ltd. (China) (Class H Stock), 144A	166,500	101,181
Shiga Bank Ltd. (The) (Japan)	35,000	179,041
Shinhan Financial Group Co. Ltd. (South Korea)	19,493	754,733
Shinsei Bank Ltd. (Japan)	10,000	153,434

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Siam Commercial Bank PCL (The) (Thailand)	122,500	$478,350
Signature Bank*	1,397	178,648
SinoPac Financial Holdings Co. Ltd. (Taiwan)	1,317,856	474,969
Sociedad Matriz del Banco de Chile SA (Chile) (Class B Stock)	283,202	136,098
South State Corp.	963	83,059
SpareBank 1 Nord Norge (Norway)	12,684	94,685
SpareBank 1 SMN (Norway)	24,406	252,769
SpareBank 1 SR-Bank ASA (Norway)	10,616	112,378
St Galler Kantonalbank AG (Switzerland)	230	119,540
Sterling Bancorp	8,366	196,601
Sumitomo Mitsui Financial Group, Inc. (Japan)	7,600	296,446
Suruga Bank Ltd. (Japan)	5,700	50,772
SVB Financial Group*	2,168	626,032
Svenska Handelsbanken AB (Sweden) (Class A Stock)	28,790	318,862
Swedbank AB (Sweden) (Class A Stock)	18,182	387,390
Sydbank A/S (Denmark)	16,817	576,491
Taichung Commercial Bank Co. Ltd. (Taiwan)	268,010	91,803
Taishin Financial Holding Co. Ltd. (Taiwan)	1,110,008	523,827
Taiwan Business Bank (Taiwan)	874,941	269,737
Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	1,206,844	706,120
TCS Group Holding PLC (Russia), GDR	3,833	78,276
Thanachart Capital PCL (Thailand)	77,300	109,081
Tisco Financial Group PCL (Thailand)	21,900	55,474
TMB Bank PCL (Thailand)	2,118,500	147,215
Toho Bank Ltd. (The) (Japan)	20,000	72,298
Toronto-Dominion Bank (The) (Canada)	30,900	1,788,446
Trustmark Corp.	2,982	97,303
Turkiye Garanti Bankasi A/S (Turkey)	102,986	187,862
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	97,814	121,357
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	157,771	33,304
U.S. Bancorp	19,015	951,130
UMB Financial Corp.	1,258	95,897
Umpqua Holdings Corp.	7,350	166,037
United Bankshares, Inc.	4,063	147,893
United Overseas Bank Ltd. (Singapore)	28,000	548,765
Valiant Holding AG (Switzerland)	1,101	124,458
Valley National Bancorp	9,424	114,596
VTB Bank PJSC (Russia), GDR	292,610	451,216
Westpac Banking Corp. (Australia)	56,058	1,217,410
Wintrust Financial Corp.	1,987	172,968
Woori Bank (South Korea)	28,141	410,455
Yamaguchi Financial Group, Inc. (Japan)	12,000	134,996
Yapi ve Kredi Bankasi A/S (Turkey)*	84,219	45,325

		91,722,406

Beverages — 0.5%
Ambev SA (Brazil), ADR	46,700	216,221
Anheuser-Busch InBev SA/NV (Belgium)	12,425	1,253,249
Anhui Gujing Distillery Co. Ltd. (China) (Class B Stock)	5,700	36,397

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Beverages (continued)
Arca Continental SAB de CV (Mexico)	7,900	$48,509
Asahi Group Holdings Ltd. (Japan)(a)	6,200	317,984
Britvic PLC (United Kingdom)	7,558	77,499
Brown-Forman Corp. (Class B Stock)	2,403	117,771
Carabao Group PCL (Thailand) (Class F Stock)	8,700	12,327
Carlsberg A/S (Denmark) (Class B Stock)	2,384	280,498
Carlsberg Brewery Malaysia Bhd (Malaysia)	3,800	18,134
China Resources Beer Holdings Co. Ltd. (China)	42,336	205,010
Cia Cervecerias Unidas SA (Chile)	419	5,246
Cia Cervecerias Unidas SA (Chile), ADR	2,375	59,233
Coca-Cola Amatil Ltd. (Australia)	9,101	61,902
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	2,875	115,027
Coca-Cola Co. (The)	28,732	1,260,186
Coca-Cola European Partners PLC (United Kingdom)	3,041	123,586
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	52,100	293,892
Constellation Brands, Inc. (Class A Stock)	1,957	428,329
Cott Corp. (Canada)	5,400	89,463
Davide Campari-Milano SpA (Italy)	10,540	86,512
Diageo PLC (United Kingdom)	86,163	3,095,480
Dr. Pepper Snapple Group, Inc.	1,392	169,823
Emperador, Inc. (Philippines)	263,500	36,489
Fevertree Drinks PLC (United Kingdom)	4,467	199,135
Fomento Economico Mexicano SAB de CV (Mexico), ADR	7,310	641,745
Fraser & Neave Holdings Bhd (Malaysia)	4,200	40,587
Heineken Holding NV (Netherlands)	379	36,246
Heineken Malaysia Bhd (Malaysia)	2,800	15,188
Heineken NV (Netherlands)	1,009	101,090
Hey Song Corp. (Taiwan)	83,000	86,532
Hite Jinro Co. Ltd. (South Korea)	4,721	83,249
Ito En Ltd. (Japan)	1,100	50,996
Kirin Holdings Co. Ltd. (Japan)	14,900	399,393
Molson Coors Brewing Co. (Class B Stock)	26,626	1,811,633
Monster Beverage Corp.*	2,952	169,150
PepsiCo, Inc.	10,033	1,092,293
Pernod Ricard SA (France)	3,089	504,140
Remy Cointreau SA (France)	944	122,214
Royal Unibrew A/S (Denmark)	131	10,410
Sapporo Holdings Ltd. (Japan)	3,400	85,264
Stock Spirits Group PLC (United Kingdom)	57,908	173,768
Suntory Beverage & Food Ltd. (Japan)	900	38,477
Takara Holdings, Inc. (Japan)	14,500	191,711
Thai Beverage PCL (Thailand)	372,100	196,528
Tibet Water Resources Ltd. (Hong Kong)*	149,000	56,385
Treasury Wine Estates Ltd. (Australia)	7,652	98,313
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	18,000	98,623
Vina Concha y Toro SA (Chile)	32,757	67,430
Yantai Changyu Pioneer Wine Co. Ltd. (China) (Class B Stock)	14,800	38,858

		14,818,125

Biotechnology — 0.5%
3SBio, Inc. (China), 144A	38,000	85,867

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
AbbVie, Inc.	13,706	$1,269,861
Adimmune Corp. (Taiwan)*	6,000	3,569
Alexion Pharmaceuticals, Inc.*	12,638	1,569,009
Amgen, Inc.	15,419	2,846,193
Biogen, Inc.*	6,436	1,867,985
Celgene Corp.*	9,337	741,545
China Biologic Products Holdings, Inc. (China)*	1,100	109,263
CSL Ltd. (Australia)	2,147	305,611
Exelixis, Inc.*	1,384	29,784
Gilead Sciences, Inc.	13,405	949,610
Grifols SA (Spain)	3,876	116,175
Medigen Biotechnology Corp. (Taiwan)*	5,000	5,337
Mycenax Biotech, Inc. (Taiwan)*	6,000	4,902
Myriad Genetics, Inc.*	1,185	44,283
OBI Pharma, Inc. (Taiwan)*	1,000	5,108
Shanghai Haohai Biological Technology Co. Ltd. (China) (Class H Stock), 144A	10,100	63,033
Shire PLC	166	9,352
Shire PLC, ADR(a)	7,288	1,230,214
Sinovac Biotech Ltd. (China)*	3,000	22,379
Sirtex Medical Ltd. (Australia)	1,377	32,007
Swedish Orphan Biovitrum AB (Sweden)*	22,984	500,548
United Therapeutics Corp.*	731	82,713
Vertex Pharmaceuticals, Inc.*	12,071	2,051,587
Vitrolife AB (Sweden)	4,900	71,574

		14,017,509

Building Products — 0.1%
AGC, Inc. (Japan)	6,600	256,714
Aica Kogyo Co. Ltd. (Japan)	2,800	98,164
Assa Abloy AB (Sweden) (Class B Stock)	13,465	285,614
Bunka Shutter Co. Ltd. (Japan)	11,800	100,001
Central Glass Co. Ltd. (Japan)	4,200	88,075
China Fangda Group Co. Ltd. (China) (Class B Stock)	21,600	10,937
dormakaba Holding AG (Switzerland)*	135	94,308
Dynasty Ceramic PCL (Thailand)	233,400	15,618
Elementia SAB de CV (Mexico), 144A*	24,400	16,537
Geberit AG (Switzerland)	265	113,463
LIXIL Group Corp. (Japan)	5,900	117,914
Masco Corp.	11,696	437,664
Nichiha Corp. (Japan)	1,900	71,727
Noritz Corp. (Japan)	3,400	55,343
Owens Corning	2,300	145,751
Sankyo Tateyama, Inc. (Japan)	4,500	56,129
Schweiter Technologies AG (Switzerland)	212	220,690
Simpson Manufacturing Co., Inc.	1,319	82,029
Sunspring Metal Corp. (Taiwan)	6,000	7,045
Taiwan FU Hsing Industrial Co. Ltd. (Taiwan)	8,000	9,087
TOTO Ltd. (Japan)	1,900	87,943
Trakya Cam Sanayii A/S (Turkey)	22,020	19,919
Vanachai Group PCL (Thailand)	56,100	12,865
Xxentria Technology Materials Corp. (Taiwan)	10,251	26,475

		2,430,012

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Capital Markets — 0.4%
Alaris Royalty Corp. (Canada)	3,100	$37,587
Ashmore Group PLC (United Kingdom)	36,905	180,936
Asia Plus Group Holdings PCL (Thailand)	302,400	33,730
ASX Ltd. (Australia)	67	3,194
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)(a)	861	50,961
B3 SA - Brasil Bolsa Balcao (Brazil)	37,833	200,501
Banca Generali SpA (Italy)	2,941	72,997
Banco BTG Pactual SA (Brazil), UTS	18,620	87,197
Bolsa Mexicana de Valores SAB de CV (Mexico)	13,800	23,229
Bolsas y Mercados Espanoles SHMSF SA (Spain)	2,789	91,967
Brait SE (South Africa)*	35,208	109,168
Brewin Dolphin Holdings PLC (United Kingdom)	3,849	17,991
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	10,400	421,886
Bursa Malaysia Bhd (Malaysia)	6,300	11,464
Capital Securities Corp. (Taiwan)	352,000	130,254
Cboe Global Markets, Inc.	730	75,971
Central China Securities Co. Ltd. (China) (Class H Stock)	159,000	48,123
China Bills Finance Corp. (Taiwan)	164,000	77,077
China Financial International Investments Ltd. (Hong Kong)*	420,000	12,098
China Huarong Asset Management Co. Ltd. (China) (Class H Stock), 144A	1,270,000	366,108
China International Capital Corp. Ltd. (China) (Class H Stock), 144A	93,200	165,225
China Merchants Securities Co. Ltd. (China) (Class H Stock), 144A	122,400	165,733
China Minsheng Financial Holding Corp. Ltd. (Hong Kong)*	760,000	23,920
CI Financial Corp. (Canada)	4,500	80,885
CME Group, Inc.	3,706	607,488
Coronation Fund Managers Ltd. (South Africa)	12,724	54,033
CSC Financial Co. Ltd. (China) (Class H Stock), 144A	126,500	89,791
Deutsche Boerse AG (Germany)	1,857	246,896
Dubai Financial Market PJSC (United Arab Emirates)	258,231	67,913
Euronext NV (Netherlands), 144A	2,893	183,323
Everbright Securities Co. Ltd. (China) (Class H Stock), 144A	136,800	166,298
FactSet Research Systems, Inc.	275	54,478
GAM Holding AG (Switzerland)*	22,879	314,605
Gimv NV (Belgium)	5,962	363,047
Guotai Junan Securities Co. Ltd. (China) (Class H Stock), 144A	92,600	196,237
Haitong International Securities Group Ltd. (Hong Kong)	532,000	241,664
Ichiyoshi Securities Co. Ltd. (Japan)	8,900	96,238
Intercontinental Exchange, Inc.	7,978	586,782
Intermediate Capital Group PLC (United Kingdom)	21,733	314,844
Investec Ltd. (South Africa)	29,212	203,843
Investment Technology Group, Inc.	1,999	41,819

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
Jafco Co. Ltd. (Japan)	8,400	$340,507
Jih Sun Financial Holdings Co. Ltd. (Taiwan)	405,168	120,968
JSE Ltd. (South Africa)	495	5,833
Kresna Graha Investama Tbk PT (Indonesia)*	920,900	46,604
Kyokuto Securities Co. Ltd. (Japan)	6,700	87,681
Man Group PLC (United Kingdom)	55,927	129,645
MarketAxess Holdings, Inc.	273	54,016
Marusan Securities Co. Ltd. (Japan)	16,200	148,657
Masterlink Securities Corp. (Taiwan)	215,131	75,754
Matsui Securities Co. Ltd. (Japan)	4,600	43,909
Moscow Exchange MICEX-RTS PJSC (Russia)	73,160	126,773
MSCI, Inc.	2,074	343,102
Nasdaq, Inc.	2,033	185,552
Orient Securities Co. Ltd. (China) (Class H Stock), 144A	108,000	83,995
OSK Holdings Bhd (Malaysia)	129,450	31,192
Partners Group Holding AG (Switzerland)	109	79,684
President Securities Corp. (Taiwan)*	121,818	59,246
S&P Global, Inc.	9,370	1,910,449
Shanghai Greencourt Investment Group Co. Ltd. (China) (Class B Stock)*	7,400	3,000
Singapore Exchange Ltd. (Singapore)	18,500	97,216
Sparx Group Co. Ltd. (Japan)	6,500	14,712
SVG Capital PLC (United Kingdom)*^	23,077	—
T. Rowe Price Group, Inc.	2,605	302,414
Thomson Reuters Corp. (Canada)	4,400	177,553
Tokai Tokyo Financial Holdings, Inc. (Japan)	16,800	107,051
Waterland Financial Holdings Co. Ltd. (Taiwan)	234,998	82,815
Yintech Investment Holdings Ltd. (China), ADR	1,900	15,903
Yuanta Financial Holding Co. Ltd. (Taiwan)	1,498,000	682,186
Zeder Investments Ltd. (South Africa)	78,782	30,774

		11,704,692

Chemicals — 0.9%
Acron PJSC (Russia)	574	39,753
ADEKA Corp. (Japan)	15,400	246,600
AECI Ltd. (South Africa)	5,445	41,991
African Oxygen Ltd. (South Africa)	3,650	7,899
Air Liquide SA (France)	5,261	659,442
Air Products & Chemicals, Inc.	1,543	240,291
Air Water, Inc. (Japan)	6,700	122,874
Alpek SAB de CV (Mexico)	21,700	32,113
Asahi Kasei Corp. (Japan)	28,800	365,226
Ashland Global Holdings, Inc.	1,573	122,977
Asia Polymer Corp. (Taiwan)	47,966	27,588
Axalta Coating Systems Ltd.*	2,258	68,440
Barito Pacific Tbk PT (Indonesia)	222,400	30,678
BASF SE (Germany)	31,306	2,988,742
CF Industries Holdings, Inc.	1,866	82,850
Chemtrade Logistics Income Fund (Canada), UTS	5,600	63,768
China BlueChemical Ltd. (China) (Class H Stock)	368,000	135,117
China General Plastics Corp. (Taiwan)	24,081	23,891
China Man-Made Fiber Corp. (Taiwan)*	271,050	92,342

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
China Petrochemical Development Corp. (Taiwan)*	310,000	$131,994
China Steel Chemical Corp. (Taiwan)	5,000	24,406
China Synthetic Rubber Corp. (Taiwan)	52,862	80,914
China XLX Fertiliser Ltd. (China)	29,000	12,064
Chr Hansen Holding A/S (Denmark)	975	89,759
Chugoku Marine Paints Ltd. (Japan)	8,000	79,678
Ciech SA (Poland)	2,441	34,859
Corbion NV (Netherlands)	2,516	80,077
Covestro AG (Germany), 144A	18,593	1,652,615
Croda International PLC (United Kingdom)	3,542	223,773
Daicel Corp. (Japan)	11,100	122,620
Dainichiseika Color & Chemicals Manufacturing Co. Ltd. (Japan)	3,000	93,298
Danhua Chemical Technology Co. Ltd. (China) (Class B Stock)*^	2,800	1,160
DuluxGroup Ltd. (Australia)	18,009	101,830
Eastern Polymer Group PCL (Thailand) (Class F Stock)	52,500	11,567
Eastman Chemical Co.	1,437	143,643
Ecolab, Inc.	1,547	217,091
Eternal Materials Co. Ltd. (Taiwan)	77,440	70,698
Everlight Chemical Industrial Corp. (Taiwan)	47,000	28,658
Formosa Chemicals & Fibre Corp. (Taiwan)	266,890	1,062,038
Formosa Plastics Corp. (Taiwan)	294,600	1,085,689
Formosan Rubber Group, Inc. (Taiwan)	63,270	30,076
Formosan Union Chemical (Taiwan)	41,505	25,718
Fufeng Group Ltd. (China)	111,000	49,797
Fujimi, Inc. (Japan)	3,900	86,296
Fujimori Kogyo Co. Ltd. (Japan)	3,600	118,481
Givaudan SA (Switzerland)	69	156,272
Grand Pacific Petrochemical (Taiwan)	76,000	72,914
Green Seal Holding Ltd. (China)	16,000	15,851
Ho Tung Chemical Corp. (Taiwan)*	187,440	52,322
Huabao International Holdings Ltd. (Hong Kong)	74,000	47,133
Incitec Pivot Ltd. (Australia)	52,769	141,579
Ingevity Corp.*	779	62,990
International Flavors & Fragrances, Inc.	1,176	145,777
Ishihara Sangyo Kaisha Ltd. (Japan)*	4,100	38,529
Israel Corp. Ltd. (The) (Israel)	126	26,892
K+S AG (Germany)(a)	6,251	153,769
Kaneka Corp. (Japan)	15,000	134,335
Kansai Paint Co. Ltd. (Japan)	4,300	89,236
Kolon Industries, Inc. (South Korea)	2,169	131,538
Koninklijke DSM NV (Netherlands)	18,355	1,836,218
Kuraray Co. Ltd. (Japan)	8,100	111,403
Kureha Corp. (Japan)	1,900	135,556
LCY Chemical Corp. (Taiwan)	47,000	72,606
Lenzing AG (Austria)	355	42,733
Linde AG (Germany)	3,719	883,557
Lintec Corp. (Japan)	4,800	139,089
LyondellBasell Industries NV (Class A Stock)	17,446	1,916,443
Nan Ya Plastics Corp. (Taiwan)	359,000	1,025,361
Nantex Industry Co. Ltd. (Taiwan)	23,605	21,977
Nippon Kayaku Co. Ltd. (Japan)	7,500	83,784
Nippon Shokubai Co. Ltd. (Japan)	4,200	303,326
Nitto Denko Corp. (Japan)	2,200	166,094

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
NOF Corp. (Japan)	5,000	$161,325
Novozymes A/S (Denmark) (Class B Stock)	2,375	120,123
Nufarm Ltd. (Australia)	8,936	58,568
Nutrien Ltd. (Canada)	6,900	375,376
Omnia Holdings Ltd. (South Africa)	3,410	32,930
Oriental Union Chemical Corp. (Taiwan)	23,000	24,771
Petkim Petrokimya Holding A/S (Turkey)	17,097	18,008
Petronas Chemicals Group Bhd (Malaysia)	94,300	196,426
PhosAgro PJSC (Russia), GDR	3,343	43,096
PPG Industries, Inc.	1,683	174,578
Praxair, Inc.	2,169	343,027
Recticel SA (Belgium)	3,853	43,703
San Fang Chemical Industry Co. Ltd. (Taiwan)	19,540	19,257
Sasol Ltd. (South Africa)	33,087	1,203,270
Scientex Bhd (Malaysia)	15,100	26,921
Scotts Miracle-Gro Co. (The)	808	67,193
Sensient Technologies Corp.	1,361	97,380
Sesoda Corp. (Taiwan)	22,262	20,689
Shanghai Chlor-Alkali Chemical Co. Ltd. (China) (Class B Stock)	17,100	10,678
Shanghai Huayi Group Corp. Ltd. (China) (Class B Stock)	24,100	21,651
Sherwin-Williams Co. (The)	377	153,654
Shin-Etsu Chemical Co. Ltd. (Japan)	6,100	542,098
Shinkong Synthetic Fibers Corp. (Taiwan)	347,000	133,601
Sika AG (Switzerland)	1,440	198,964
Sinon Corp. (Taiwan)	57,000	32,236
Soda Sanayii A/S (Turkey)	21,053	28,404
Soulbrain Co. Ltd. (South Korea)	1,905	105,752
Stella Chemifa Corp. (Japan)	1,600	54,915
Sumitomo Bakelite Co. Ltd. (Japan)	15,000	144,385
Symrise AG (Germany)	1,305	114,154
Taiwan Fertilizer Co. Ltd. (Taiwan)	123,000	168,736
Taiwan Styrene Monomer (Taiwan)	59,000	44,557
Teijin Ltd. (Japan)	7,400	135,551
Tikkurila OYJ (Finland)	4,696	80,668
Toagosei Co. Ltd. (Japan)	11,800	136,164
Tokyo Ohka Kogyo Co. Ltd. (Japan)	2,200	84,763
Toray Industries, Inc. (Japan)	38,200	301,507
Toyobo Co. Ltd. (Japan)	6,100	101,401
TSRC Corp. (Taiwan)	36,000	38,699
Ube Industries Ltd. (Japan)	10,100	262,250
UPC Technology Corp. (Taiwan)	103,525	69,518
USI Corp. (Taiwan)	88,940	41,250
Victory New Materials Ltd. Co. (Taiwan)	17,700	22,627
Victrex PLC (United Kingdom)	10,758	411,866
Yara International ASA (Norway)	5,064	209,509
Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	7,000	18,483

		25,753,347

Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	2,087	60,899
Aeon Delight Co. Ltd. (Japan)	1,900	64,566
Babcock International Group PLC (United Kingdom)	15,563	167,216
Bilfinger SE (Germany)	2,358	119,534
Blue Label Telecoms Ltd. (South Africa)	37,228	28,147

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies (continued)
Brady Corp. (Class A Stock)	1,551	$59,791
Brambles Ltd. (Australia)	20,001	131,312
Cabcharge Australia Ltd. (Australia)	10,040	17,811
China Everbright International Ltd. (China)	115,000	148,106
China Greenland Broad Greenstate Group Co. Ltd. (China)	60,000	8,426
Cimpress NV (Netherlands)*	330	47,837
Cintas Corp.	676	125,107
Clean Harbors, Inc.*	902	50,106
Cleanaway Co. Ltd. (Taiwan)	4,000	25,049
Copart, Inc.*	2,626	148,527
Covanta Holding Corp.	5,288	87,251
Dai Nippon Printing Co. Ltd. (Japan)	9,300	207,824
Daiseki Co. Ltd. (Japan)	1,900	55,705
Dongjiang Environmental Co. Ltd. (China) (Class H Stock)	3,200	4,004
Duskin Co. Ltd. (Japan)	9,700	241,763
ECOVE Environment Corp. (Taiwan)	1,000	5,739
Essendant, Inc.	2,283	30,181
Greentown Service Group Co. Ltd. (China)	24,000	21,725
Healthcare Services Group, Inc.	1,123	48,502
Intrum AB (Sweden)(a)	2,217	51,237
KAR Auction Services, Inc.	7,246	397,081
Kokuyo Co. Ltd. (Japan)	4,500	79,821
L&K Engineering Co. Ltd. (Taiwan)	15,000	16,430
Loomis AB (Sweden) (Class B Stock)	2,511	86,994
Mitie Group PLC (United Kingdom)	27,597	56,788
Okamura Corp. (Japan)	5,400	79,293
Park24 Co. Ltd. (Japan)	2,700	73,428
Relia, Inc. (Japan)	5,000	71,295
Rentokil Initial PLC (United Kingdom)	19,050	87,832
Republic Services, Inc.	3,360	229,690
Riverstone Holdings Ltd. (Singapore)	37,000	27,134
S-1 Corp. (South Korea)	957	83,161
Sato Holdings Corp. (Japan)	1,600	47,795
Secom Co. Ltd. (Japan)	2,500	191,710
Securitas AB (Sweden) (Class B Stock)	8,212	134,661
Shanghai Zhongyida Co. Ltd. (China) (Class B Stock)*^	52,400	14,063
SmartGroup Corp. Ltd. (Australia)	37,771	326,156
Societe BIC SA (France)	687	63,689
Sohgo Security Services Co. Ltd. (Japan)	1,800	84,686
Steelcase, Inc. (Class A Stock)	4,718	63,693
Stericycle, Inc.*	1,678	109,557
Sunny Friend Environmental Technology Co. Ltd. (Taiwan)	2,000	14,088
Taiwan Secom Co. Ltd. (Taiwan)	7,135	20,965
Taiwan Shin Kong Security Co. Ltd. (Taiwan)	46,150	57,282
Toppan Forms Co. Ltd. (Japan)	6,400	64,706
Toppan Printing Co. Ltd. (Japan)	21,000	164,284
Transcontinental, Inc. (Canada) (Class A Stock)	4,700	109,148
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)	3,080	13,327
Waste Connections, Inc., (TSX)	2,038	153,519
Waste Management, Inc.	3,171	257,929

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies (continued)
YC Co. Ltd. (Taiwan)	51,313	$33,473

		5,170,043

Communications Equipment — 0.3%
Accton Technology Corp. (Taiwan)	24,000	69,204
ADTRAN, Inc.	2,532	37,600
Arcadyan Technology Corp. (Taiwan)	12,000	28,932
Arista Networks, Inc.*	4,636	1,193,724
China All Access Holdings Ltd. (Hong Kong)	138,000	14,069
Cisco Systems, Inc.	56,091	2,413,596
Denki Kogyo Co. Ltd. (Japan)	1,800	57,847
Eastern Communications Co. Ltd. (China) (Class B Stock)	17,000	8,731
EchoStar Corp. (Class A Stock)*	1,908	84,715
F5 Networks, Inc.*	7,929	1,367,356
Gemtek Technology Corp. (Taiwan)	34,000	30,312
Hitron Technology, Inc. (Taiwan)	18,000	12,884
InterDigital, Inc.	580	46,921
Juniper Networks, Inc.	4,901	134,385
Lanner Electronics, Inc. (Taiwan)	5,000	7,647
Lumentum Holdings, Inc.*	1,265	73,244
NetScout Systems, Inc.*	2,291	68,043
Nokia OYJ (Finland)	127,810	733,104
O-Net Technologies Group Ltd. (China)*	17,000	10,120
Palo Alto Networks, Inc.*	8,640	1,775,261
Senao Networks, Inc. (Taiwan)	2,000	9,617
Sercomm Corp. (Taiwan)	17,000	39,468
Shanghai Potevio Co. Ltd. (China) (Class B Stock)*^	15,300	6,265
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	78,243	602,800
Unizyx Holding Corp. (Taiwan)	37,000	17,097
VTech Holdings Ltd. (Hong Kong)	7,400	85,291
Wistron NeWeb Corp. (Taiwan)	17,416	41,468
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. (China) (Class H Stock), 144A*	18,500	74,535
Zinwell Corp. (Taiwan)	25,000	20,477

		9,064,713

Construction & Engineering — 0.2%
Acter Co. Ltd. (Taiwan)	2,300	14,460
Adhi Karya Persero Tbk PT (Indonesia)	189,800	23,681
AECOM*	4,224	139,519
Baoye Group Co. Ltd. (China) (Class H Stock)*	58,000	35,592
BES Engineering Corp. (Taiwan)	244,000	67,494
Bouygues SA (France)	4,915	211,188
Budimex SA (Poland)	295	9,703
CH Karnchang PCL (Thailand)	21,500	15,507
China Energy Engineering Corp. Ltd. (China) (Class H Stock)	1,386,000	213,293
China Railway Group Ltd. (China) (Class H Stock)	342,000	257,861
China State Construction International Holdings Ltd. (China)	156,000	159,565
Cie d’Entreprises CFE (Belgium)	1,171	144,748
COMSYS Holdings Corp. (Japan)	3,300	87,342
Continental Holdings Corp. (Taiwan)	85,300	36,766
CTCI Corp. (Taiwan)	45,000	71,986

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Construction & Engineering (continued)
Daiho Corp. (Japan)	3,000	$17,827
Ellaktor SA (Greece)*	20,207	45,022
EMCOR Group, Inc.	1,206	91,873
Ferrovial SA (Spain)	10,740	219,769
Fukuda Corp. (Japan)	400	24,083
Gamuda Bhd (Malaysia)	80,900	65,396
GEK Terna Holding Real Estate Construction SA (Greece)*	6,942	41,499
Hazama Ando Corp. (Japan)	13,500	122,707
Hebei Construction Group Corp. Ltd. (China) (Class H Stock)*	57,500	35,633
IJM Corp. Bhd (Malaysia)	176,600	78,287
Iskandar Waterfront City Bhd (Malaysia)*	23,000	2,963
JGC Corp. (Japan)	5,200	104,598
Kajima Corp. (Japan)	28,000	216,346
Kandenko Co. Ltd. (Japan)	4,500	49,308
Kinden Corp. (Japan)	3,800	61,976
Koninklijke Volkerwessels NV (Netherlands)	2,297	59,039
Kumagai Gumi Co. Ltd. (Japan)	1,600	56,090
Kung Sing Engineering Corp. (Taiwan)	42,000	14,250
Kyowa Exeo Corp. (Japan)	2,200	57,572
Maeda Corp. (Japan)	8,300	95,129
Maeda Road Construction Co. Ltd. (Japan)	4,000	75,932
Maire Tecnimont SpA (Italy)	33,713	150,869
Mirait Holdings Corp. (Japan)	2,600	40,208
Murray & Roberts Holdings Ltd. (South Africa)	30,468	39,134
Nippo Corp. (Japan)	3,000	54,601
Nippon Densetsu Kogyo Co. Ltd. (Japan)	3,000	65,966
Nippon Road Co. Ltd. (The) (Japan)	700	35,962
Obayashi Corp. (Japan)	22,300	231,550
Penta-Ocean Construction Co. Ltd. (Japan)	8,700	58,161
Per Aarsleff Holding A/S (Denmark)	2,270	80,143
PESTECH International Bhd (Malaysia)*	11,500	4,403
PP Persero Tbk PT (Indonesia)	174,400	24,188
Raito Kogyo Co. Ltd. (Japan)	8,400	87,681
Raubex Group Ltd. (South Africa)	7,049	9,920
Rich Development Co. Ltd. (Taiwan)	127,000	43,229
Run Long Construction Co. Ltd. (Taiwan)	8,000	14,257
Salfacorp SA (Chile)	39,993	61,826
Salini Impregilo SpA (Italy)(a)	12,346	32,067
Sanki Engineering Co. Ltd. (Japan)	900	8,793
Shimizu Corp. (Japan)	19,000	196,651
SHO-BOND Holdings Co. Ltd. (Japan)	1,200	83,375
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	222,000	231,522
Sino-Thai Engineering & Construction PCL (Thailand)*	30,500	16,654
Skanska AB (Sweden) (Class B Stock)	8,649	156,553
SNC-Lavalin Group, Inc. (Canada)	2,400	105,993
SOCAM Development Ltd. (Hong Kong)*	64,000	17,913
Sumitomo Densetsu Co. Ltd. (Japan)	2,400	42,925
Taikisha Ltd. (Japan)	2,000	60,618
Taisei Corp. (Japan)	5,500	302,882
Tekfen Holding A/S (Turkey)	9,357	35,307
TOA ROAD Corp. (Japan)	1,000	34,161
Toda Corp. (Japan)	12,000	104,210
Totetsu Kogyo Co. Ltd. (Japan)	2,200	70,018
Trakcja SA (Poland)	2,950	2,161

COMMON STOCKS (continued)	Shares	Value
Construction & Engineering (continued)
TRC Construction PCL (Thailand)	170,520	$2,008
Unique Engineering & Construction PCL (Thailand)	63,000	20,887
United Integrated Services Co. Ltd. (Taiwan)	22,000	47,879
Valmont Industries, Inc.	511	77,033
Vinci SA (France)	8,571	822,741
Waskita Karya Persero Tbk PT (Indonesia)	232,000	31,081
WCT Holdings Bhd (Malaysia)	48,468	9,704
Wijaya Karya Persero Tbk PT (Indonesia)	235,300	21,726
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	1,603	17,389
WSP Global, Inc. (Canada)	1,700	89,510
Yokogawa Bridge Holdings Corp. (Japan)	3,000	71,047

		6,738,910

Construction Materials — 0.1%
Asia Cement Corp. (Taiwan)	267,000	293,095
Cahya Mata Sarawak Bhd (Malaysia)	27,000	15,678
Cementos Argos SA (Colombia)	16,183	53,832
Cementos Pacasmayo SAA (Peru)	22,803	54,299
CEMEX Holdings Philippines, Inc. (Philippines), 144A*	240,400	14,251
CEMEX Latam Holdings SA (Colombia)*	9,758	27,632
CHC Resources Corp. (Taiwan)	4,000	7,699
Cimsa Cimento Sanayi VE Ticaret A/S (Turkey)	545	1,295
CRH PLC (Ireland)	15,663	550,936
CSG Holding Co. Ltd. (China) (Class B Stock)	34,500	14,322
Goldsun Building Materials Co. Ltd. (Taiwan)*	271,000	83,305
Grupo Argos SA (Colombia)	3,375	22,799
Huaxin Cement Co. Ltd. (China) (Class B Stock)	21,400	28,883
Imerys SA (France)	1,254	101,207
Magnesita Refratarios SA (Brazil)	2,120	34,652
PPC Ltd. (South Africa)*	63,391	33,491
Qatar National Cement Co. QSC (Qatar)	2,111	32,040
Semen Baturaja Persero Tbk PT (Indonesia)	27,000	6,890
Shanghai Yaohua Pilkington Glass Group Co. Ltd. (China) (Class B Stock)	43,900	20,201
Siam Cement PCL (The) (Thailand)	12,550	155,990
Siam City Cement PCL (Thailand)	6,700	40,634
Sumitomo Osaka Cement Co. Ltd. (Japan)	26,000	121,741
Taiheiyo Cement Corp. (Japan)	3,900	128,296
Taiwan Cement Corp. (Taiwan)	257,000	356,596
Titan Cement Co. SA (Greece)	4,615	116,727
Tongfang Kontafarma Holdings Ltd. (China)*	120,000	6,127
TPI Polene PCL (Thailand)	582,300	29,486
Universal Cement Corp. (Taiwan)	87,538	57,695
Waskita Beton Precast Tbk PT (Indonesia)	744,400	18,979
West China Cement Ltd. (China)	360,000	57,283

		2,486,061

Consumer Finance — 0.2%
AEON Credit Service M Bhd (Malaysia)	6,300	22,449
Ally Financial, Inc.	67,352	1,769,337
American Express Co.	7,952	779,295

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Consumer Finance (continued)
Cembra Money Bank AG (Switzerland)	81	$6,344
China Financial Services Holdings Ltd. (China)	300,000	25,538
Chong Sing Holdings FinTech Gr (China)*	300,000	34,763
Credit Saison Co. Ltd. (Japan)	8,900	139,828
Discover Financial Services	6,317	444,780
FirstCash, Inc.	1,144	102,788
Flying Financial Service Holdings Ltd. (China)	95,000	9,552
Green Dot Corp. (Class A Stock)*	953	69,941
KRUK SA (Poland)	998	53,185
Muangthai Capital PCL (Thailand)	20,100	20,031
Nelnet, Inc. (Class A Stock)	1,524	89,017
Safmar Financial Investment (Russia)	2,590	29,561
Samsung Card Co. Ltd. (South Korea)	2,442	83,958
Sun Hung Kai & Co. Ltd. (Hong Kong)	260,000	145,970
Synchrony Financial	65,443	2,184,487
Unifin Financiera SAB de CV SOFOM ENR (Mexico)	4,400	11,804
Yulon Finance Corp. (Taiwan)	8,000	31,071

		6,053,699

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	5,239	55,820
AptarGroup, Inc.	1,229	114,764
Avery Dennison Corp.	659	67,284
Ball Corp.	3,322	118,097
Beijing Enterprises Clean Energy Group Ltd. (China)*	1,700,000	43,838
Bemis Co., Inc.	1,303	55,000
Berry Global Group, Inc.*	9,839	452,004
CCL Industries, Inc. (Canada) (Class B Stock)	2,200	107,854
Cheng Loong Corp. (Taiwan)	150,000	84,325
CPMC Holdings Ltd. (China)	73,000	44,996
Fuji Seal International, Inc. (Japan)	2,000	70,851
Graphic Packaging Holding Co.	6,711	97,377
Greatview Aseptic Packaging Co. Ltd. (China)	106,000	63,131
Huhtamaki OYJ (Finland)	2,451	90,385
Klabin SA (Brazil), UTS	18,100	91,160
Mpact Ltd. (South Africa)	12,828	21,784
Nampak Ltd. (South Africa)*	47,226	54,045
Orora Ltd. (Australia)	29,178	77,065
Packaging Corp. of America	984	110,001
Papeles y Cartones de Europa SA (Spain)	4,389	86,759
Rengo Co. Ltd. (Japan)	11,500	101,145
Sealed Air Corp.	486	20,631
Silgan Holdings, Inc.	2,999	80,463
Smurfit Kappa Group PLC (Ireland)	6,095	246,063
Sonoco Products Co.	1,365	71,663
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	38,000	66,879
Vitro SAB de CV (Mexico) (Class A Stock)	3,300	10,302
WestRock Co.	9,752	556,059
Youyuan International Holdings Ltd. (China)*	100,000	46,628

		3,106,373

COMMON STOCKS (continued)	Shares	Value
Distributors — 0.0%
Canon Marketing Japan, Inc. (Japan)	1,100	$22,912
China Animation Characters Co. Ltd. (Hong Kong)	32,000	11,253
Chori Co. Ltd. (Japan)	1,200	21,189
Dah Chong Hong Holdings Ltd. (China)	75,000	37,257
Genuine Parts Co.	2,091	191,933
Inchcape PLC (United Kingdom)	64,280	660,831
Paltac Corp. (Japan)	2,000	115,012
Pool Corp.	553	83,780
Test Rite International Co. Ltd. (Taiwan)	37,000	27,848
Xinhua Winshare Publishing and Media Co. Ltd. (China) (Class H Stock)	87,000	60,447

		1,232,462

Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.*	1,424	68,494
Advtech Ltd. (South Africa)	833	949
Anima Holding SA (Brazil)	2,600	10,210
Benesse Holdings, Inc. (Japan)	1,900	67,378
Bright Scholar Education Holdings Ltd. (China), ADR*(a)	2,400	39,911
China Distance Education Holdings Ltd. (China), ADR	1,200	8,855
China Education Group Holdings Ltd. (Hong Kong)*	19,000	31,859
China Maple Leaf Educational Systems Ltd. (China)	36,000	64,646
Curro Holdings Ltd. (South Africa)*	3,899	8,298
ESCRIT, Inc. (Japan)	6,900	50,450
Estacio Participacoes SA (Brazil)	6,600	41,500
Fu Shou Yuan International Group Ltd. (China)	53,000	59,649
Graham Holdings Co. (Class B Stock)	113	66,229
Grand Canyon Education, Inc.*	630	70,314
Houghton Mifflin Harcourt Co.*	4,247	32,490
InvoCare Ltd. (Australia)	7,425	75,407
Kroton Educacional SA (Brazil)	56,716	136,824
Lung Yen Life Service Corp. (Taiwan)	12,000	23,989
Meiko Network Japan Co. Ltd. (Japan)	12,200	140,424
Navitas Ltd. (Australia)	9,258	30,383
New Oriental Education & Technology Group, Inc. (China), ADR	3,700	350,242
Regis Corp.*	2,702	44,691
Ser Educacional SA (Brazil), 144A	1,800	7,375
Service Corp. International	1,604	57,407
ServiceMaster Global Holdings, Inc.*	1,183	70,353
Stadio Holdings Ltd. (South Africa)*	3,899	1,165
Studio Alice Co. Ltd. (Japan)	6,000	142,115
TAL Education Group (China), ADR*	7,600	279,680
Tarena International, Inc. (China), ADR	2,500	18,925
Virscend Education Co. Ltd. (China), 144A	28,000	19,587
Wisdom Education International Holdings Co. Ltd. (China)	34,000	29,543

		2,049,342

Diversified Financial Services — 0.4%
Alexander Forbes Group Holdings Ltd. (South Africa)	18,926	7,910

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Financial Services (continued)
Amanat Holdings PJSC (United Arab Emirates)	307,850	$104,009
AMP Ltd. (Australia)	46,577	122,507
Ayala Corp. (Philippines)	6,790	117,044
Berkshire Hathaway, Inc. (Class B Stock)*	25,739	4,804,184
China Merchants China Direct Investments Ltd. (China)	26,000	37,750
Corp. Financiera Alba SA (Spain)	2,472	143,457
Corp. Financiera Colombiana SA (Colombia), (BVC)*	1	9
EXOR NV (Netherlands)	1,815	121,455
Far East Horizon Ltd. (China)	275,000	266,279
Financial Products Group Co. Ltd. (Japan)	20,700	266,316
First Pacific Co. Ltd. (Hong Kong)	182,000	87,605
Fubon Financial Holding Co. Ltd. (Taiwan)	703,000	1,176,201
Grupo de Inversiones Suramericana SA (Colombia)	16,490	212,549
Gulf General Investment Co. (United Arab Emirates)*	957,654	68,053
Inversiones La Construccion SA (Chile)	945	14,940
KBC Ancora (Belgium)	5,524	294,593
L E Lundbergforetagen AB (Sweden) (Class B Stock)	5,898	180,526
Metro Pacific Investments Corp. (Philippines)	798,400	68,831
ORIX Corp. (Japan)	107,900	1,700,731
Remgro Ltd. (South Africa)	24,208	359,697
Salam International Investment Ltd. QSC (Qatar)*	12,774	18,301
SHUAA Capital PSC (United Arab Emirates)*	208,849	58,607
Sofina SA (Belgium)	1,563	269,885
Zenkoku Hosho Co. Ltd. (Japan)	4,000	181,110

		10,682,549

Diversified Telecommunication Services — 0.6%
Asia Pacific Telecom Co. Ltd. (Taiwan)*	250,000	65,562
AT&T, Inc.	115,571	3,710,962
BCE, Inc. (Canada)	2,622	106,184
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	89,027	100,333
BT Group PLC (United Kingdom)	127,714	366,379
CenturyLink, Inc.	13,099	244,165
China Communications Services Corp. Ltd. (China) (Class H Stock)	450,000	284,364
China Telecom Corp. Ltd. (China) (Class H Stock)	2,574,000	1,207,818
China Unicom Hong Kong Ltd. (China)	558,000	695,539
Chunghwa Telecom Co. Ltd. (Taiwan)	196,000	706,351
CITIC Telecom International Holdings Ltd. (China)	377,000	98,793
Consolidated Communications Holdings, Inc.	1,789	22,112
Deutsche Telekom AG (Germany)*	48,724	753,002
Elisa OYJ (Finland)	881	40,700
Hellenic Telecommunications Organization SA (Greece)	12,410	153,101
HKT Trust & HKT Ltd. (Hong Kong)	77,000	98,222
Iliad SA (France)	426	67,217

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services (continued)
Inmarsat PLC (United Kingdom)	9,989	$72,232
Koninklijke KPN NV (Netherlands)	44,833	121,909
KT Corp. (South Korea)	5,655	139,084
Link Net Tbk PT (Indonesia)	36,700	11,251
Magyar Telekom Telecommunications PLC (Hungary)	55,892	79,488
Netia SA (Poland)	34,721	46,677
Nippon Telegraph & Telephone Corp. (Japan)	21,100	958,531
O2 Czech Republic A/S (Czech Republic)	2,242	25,752
Oi SA (Brazil)*	24,200	22,104
Orange Polska SA (Poland)*	76,694	94,695
Orange SA (France)	51,608	861,449
Proximus SADP (Belgium)	1,908	42,915
Rostelecom PJSC (Russia)	105,200	122,707
Singapore Telecommunications Ltd. (Singapore)	111,200	251,067
Spark New Zealand Ltd. (New Zealand)	39,808	100,466
Swisscom AG (Switzerland)	159	70,967
Telecom Italia SpA (Italy), (AQXE)*	349,168	258,692
Telecom Italia SpA (Italy), (SGMX)	188,776	122,851
Telefonica Brasil SA (Brazil), ADR	23,400	277,758
Telefonica Deutschland Holding AG (Germany)	23,507	92,476
Telefonica SA (Spain)	70,223	596,014
Telekom Malaysia Bhd (Malaysia)	77,900	59,955
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,299,400	340,306
Telenor ASA (Norway)	4,668	95,603
Telesites SAB de CV (Mexico)*	18,300	13,352
Telia Co. AB (Sweden)	79,659	363,077
Telkom SA SOC Ltd. (South Africa)	24,991	89,142
Telstra Corp. Ltd. (Australia)	38,423	74,315
TELUS Corp. (Canada)	1,300	46,163
Thaicom PCL (Thailand)	57,600	12,147
TIME dotCom Bhd (Malaysia)	15,800	29,905
Tower Bersama Infrastructure Tbk PT (Indonesia)	45,400	15,803
Turk Telekomunikasyon A/S (Turkey)*	18,651	20,276
Verizon Communications, Inc.	47,837	2,406,680
Vocus Group Ltd. (Australia)*	22,500	38,414
Zayo Group Holdings, Inc.*	9,399	342,876

		17,037,903

Electric Utilities — 0.6%
ALLETE, Inc.	1,790	138,564
Alliant Energy Corp.	4,580	193,826
Alupar Investimento SA (Brazil), UTS	1,743	6,836
American Electric Power Co., Inc.	5,284	365,917
Avangrid, Inc.	2,086	110,412
Celsia SA ESP (Colombia)	21,731	34,401
Centrais Eletricas Brasileiras SA (Brazil)*	20,600	65,482
CEZ A/S (Czech Republic)	16,875	399,823
Chubu Electric Power Co., Inc. (Japan)	21,300	319,381
Chugoku Electric Power Co., Inc. (The) (Japan)	8,800	113,679
Cia Paranaense de Energia (Brazil)	1,900	9,417
CK Infrastructure Holdings Ltd. (Hong Kong)	16,000	118,444
CLP Holdings Ltd. (Hong Kong)	25,500	274,670

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
Contact Energy Ltd. (New Zealand)	23,808	$94,248
Duke Energy Corp.	10,168	804,085
Edison International	5,302	335,458
EDP - Energias de Portugal SA (Portugal)	76,589	303,562
EDP - Energias do Brasil SA (Brazil)	13,400	47,435
El Paso Electric Co.	2,026	119,737
Elia System Operator SA/NV (Belgium)	1,357	84,352
Emera, Inc. (Canada)	6,800	221,382
Endesa SA (Spain)	8,405	184,840
Enea SA (Poland)	38,801	94,418
Enel Chile SA (Chile)	1,066,148	105,196
Enel SpA (Italy)	116,497	645,532
Energa SA (Poland)	25,116	59,749
Engie Energia Chile SA (Chile)	40,080	73,609
Entergy Corp.	2,808	226,858
Equatorial Energia SA (Brazil)	2,900	42,560
Evergy, Inc.	4,021	225,779
Eversource Energy	2,638	154,613
EVN AG (Austria)	3,543	66,059
Exelon Corp.	18,800	800,879
Federal Grid Co. Unified Energy System PJSC (Russia)	51,770,000	154,886
First Philippine Holdings Corp. (Philippines)	36,340	41,552
FirstEnergy Corp.	5,820	208,996
Fortis, Inc. (Canada)	6,500	207,759
Fortum OYJ (Finland)	9,769	232,689
Hawaiian Electric Industries, Inc.	3,663	125,641
Hokkaido Electric Power Co., Inc. (Japan)	10,100	68,754
Hokuriku Electric Power Co. (Japan)*	8,200	82,361
Iberdrola SA (Spain)	140,722	1,085,215
IDACORP, Inc.	2,371	218,701
Infratil Ltd. (New Zealand)	57,325	131,137
Inter RAO UES PJSC (Russia)	2,692,000	176,441
Kansai Electric Power Co., Inc. (The) (Japan)	21,700	316,474
Korea District Heating Corp. (South Korea)	1,333	79,729
Korea Electric Power Corp. (South Korea)	18,902	542,153
Kyushu Electric Power Co., Inc. (Japan)	13,000	145,154
Light SA (Brazil)	5,100	14,764
Manila Electric Co. (Philippines)	3,310	22,054
Mosenergo PJSC (Russia)	939,000	34,943
NextEra Energy, Inc.	4,496	750,967
OGE Energy Corp.	3,154	111,052
Okinawa Electric Power Co., Inc. (The) (Japan)	5,290	110,354
Orsted A/S (Denmark), 144A	2,862	172,925
PG&E Corp.	11,799	502,165
PGE Polska Grupa Energetyczna SA (Poland)*	125,891	312,845
Pinnacle West Capital Corp.	1,037	83,541
PNM Resources, Inc.	2,649	103,046
Portland General Electric Co.	3,100	132,556
Power Assets Holdings Ltd. (Hong Kong)	21,500	150,194
PPL Corp.	9,842	280,989
Public Power Corp. SA (Greece)*	29,903	64,335
Red Electrica Corp. SA (Spain)	6,856	139,287
Rosseti PJSC (Russia)	5,624,000	70,702
RusHydro PJSC (Russia)	19,119,000	205,830
Shikoku Electric Power Co., Inc. (Japan)	21,600	288,903

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
Southern Co. (The)	15,356	$711,136
SSE PLC (United Kingdom)	14,002	249,943
Tauron Polska Energia SA (Poland)*	198,688	121,155
Tenaga Nasional Bhd (Malaysia)	187,300	679,039
Terna Rete Elettrica Nazionale SpA (Italy)	9,591	51,798
Tohoku Electric Power Co., Inc. (Japan)	12,800	156,392
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	55,400	257,917
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	17,100	82,858
Trustpower Ltd. (New Zealand)	18,672	71,432
Verbund AG (Austria)	5,224	168,578
Xcel Energy, Inc.	4,898	223,741

		16,984,286

Electrical Equipment — 0.2%
Acuity Brands, Inc.	3,507	406,356
Advanced Lithium Electrochemistry Cayman Co. Ltd. (Taiwan)*	5,000	3,336
AMETEK, Inc.	3,531	254,797
Chicony Power Technology Co. Ltd. (Taiwan)	18,110	30,486
China Electric Manufacturing Corp. (Taiwan)*	66,000	25,752
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)	42,000	64,720
Chiyoda Integre Co. Ltd. (Japan)	1,300	28,444
Chung-Hsin Electric & Machinery Manufacturing Corp. (Taiwan)	37,375	25,721
Emerson Electric Co.	4,921	340,238
Endo Lighting Corp. (Japan)	2,700	21,437
Foshan Electrical and Lighting Co. Ltd. (China) (Class B Stock)	19,030	10,791
Futaba Corp. (Japan)	3,800	66,462
Gunkul Engineering PCL (Thailand)	199,466	16,375
Hangzhou Steam Turbine Co. Ltd. (China) (Class B Stock)	59,700	52,756
Jiangnan Group Ltd. (China)	300,000	17,738
Kung Long Batteries Industrial Co. Ltd. (Taiwan)	3,000	14,265
Legrand SA (France)	3,399	248,967
Longwell Co. (Taiwan)	11,000	13,992
Melrose Industries PLC (United Kingdom)	45,207	126,492
Mersen SA (France)	789	31,335
Nidec Corp. (Japan)	2,100	314,138
Nitto Kogyo Corp. (Japan)	3,300	65,938
OSRAM Licht AG (Germany)	1,478	60,191
PIE Industrial Bhd (Malaysia)	19,200	6,170
Prysmian SpA (Italy)	4,092	101,534
Schneider Electric SE (France)	21,978	1,827,841
Shanghai Electric Group Co. Ltd. (China) (Class H Stock)*	86,000	28,905
Signify NV (Netherlands), 144A	3,919	101,391
Sino-American Electronic Co. Ltd. (Taiwan)*^	1,183	95
Tech Pro Technology Development Ltd. (Hong Kong)*^	731,600	9
Teco Electric & Machinery Co. Ltd. (Taiwan)	228,000	171,107
Thermon Group Holdings, Inc.*	2,956	67,604

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electrical Equipment (continued)
Toyo Tanso Co. Ltd. (Japan)	600	$17,538
Ushio, Inc. (Japan)	7,100	90,168
Voltronic Power Technology Corp. (Taiwan)	2,102	35,892
Walsin Lihwa Corp. (Taiwan)	347,000	235,212
Well Shin Technology Co. Ltd. (Taiwan)	7,000	11,723
Zhuzhou CRRC Times Electric Co. Ltd. (China) (Class H Stock)	68,200	323,436
Zippy Technology Corp. (Taiwan)	5,000	5,788

		5,265,140

Electronic Equipment, Instruments & Components — 0.6%
AAC Technologies Holdings, Inc. (China)	20,500	287,887
Alviva Holdings Ltd. (South Africa)	6,844	8,943
Amano Corp. (Japan)	4,800	113,384
Amphenol Corp. (Class A Stock)	1,855	161,663
Anritsu Corp. (Japan)	3,600	49,289
Anxin-China Holdings Ltd. (Hong Kong)*^	196,000	—
Apex International Co. Ltd. (Taiwan)	18,224	13,644
Arisawa Manufacturing Co. Ltd. (Japan)	11,900	119,977
AU Optronics Corp. (Taiwan)	1,318,000	558,406
AVY Precision Technology, Inc. (Taiwan)	6,337	10,585
Azbil Corp. (Japan)	2,500	108,778
Barco NV (Belgium)	2,098	256,073
Benchmark Electronics, Inc.	3,090	90,074
Cal-Comp Electronics Thailand PCL (Thailand) (Class F Stock)	329,654	17,796
Canon Electronics, Inc. (Japan)	4,200	84,535
CDW Corp.	2,418	195,350
Chang Wah Electromaterials, Inc. (Taiwan)	3,600	15,574
Channel Well Technology Co. Ltd. (Taiwan)	18,000	19,758
Cheng Uei Precision Industry Co. Ltd. (Taiwan)	34,000	36,218
China Railway Signal & Communication Corp. Ltd. (China) (Class H Stock), 144A	274,000	193,989
China Soft Power Technology Holdings Ltd. (Hong Kong)*	546,000	6,253
Chin-Poon Industrial Co. Ltd. (Taiwan)	33,000	41,749
Chroma ATE, Inc. (Taiwan)	11,000	59,060
Citizen Watch Co. Ltd. (Japan)	33,800	221,637
Coretronic Corp. (Taiwan)	58,000	80,840
Co-Tech Development Corp. (Taiwan)	18,000	22,152
Coxon Precise Industrial Co. Ltd. (Taiwan)	27,000	24,900
CyberPower Systems, Inc. (Taiwan)	5,000	14,817
Daiwabo Holdings Co. Ltd. (Japan)	3,100	164,777
DataTec Ltd. (South Africa)	20,409	31,627
Delta Electronics Thailand PCL (Thailand)	24,100	42,542
Delta Electronics, Inc. (Taiwan)	89,000	319,007
Dolby Laboratories, Inc. (Class A Stock)	1,578	97,347
Dongxu Optoelectronic Technology Co. Ltd. (China) (Class B Stock)	14,400	7,510
E Ink Holdings, Inc. (Taiwan)	54,000	59,933
Edom Technology Co. Ltd. (Taiwan)	16,000	9,613
Electrocomponents PLC (United Kingdom)	22,334	222,653
Elite Material Co. Ltd. (Taiwan)	17,000	44,433
FIH Mobile Ltd. (China)*	401,000	62,241
FIT Hon Teng Ltd. (Taiwan), 144A	64,000	28,931
FLIR Systems, Inc.	2,325	120,830
Flytech Technology Co. Ltd. (Taiwan)	8,000	20,500
GeoVision, Inc. (Taiwan)	4,722	5,171

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Hamamatsu Photonics KK (Japan)	2,500	$107,319
Hana Microelectronics PCL (Thailand)	47,500	47,220
HannStar Display Corp. (Taiwan)	462,000	137,845
HannsTouch Solution, Inc. (Taiwan)*	61,000	16,594
Hexagon AB (Sweden) (Class B Stock)	3,854	214,156
Hirose Electric Co. Ltd. (Japan)	876	108,339
Hitachi Ltd. (Japan)	243,000	1,711,931
HNA Technology Co. Ltd. (China) (Class B Stock)*^	76,700	42,966
Hollysys Automation Technologies Ltd. (China)	4,000	88,559
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1,472,297	4,012,109
Hosiden Corp. (Japan)	4,800	40,233
II-VI, Inc.*	1,917	83,294
Inficon Holding AG (Switzerland)*	493	250,597
Ingenico Group SA (France)	1,511	135,483
Innolux Corp. (Taiwan)	1,548,000	555,317
Isra Vision AG (Germany)	2,946	180,043
ITEQ Corp. (Taiwan)	15,000	34,942
Itron, Inc.*	1,070	64,254
Jabil, Inc.	29,216	808,114
Japan Aviation Electronics Industry Ltd. (Japan)	11,000	173,025
Jenoptik AG (Germany)	12,427	486,102
Ju Teng International Holdings Ltd. (Hong Kong)	202,000	33,441
Kapsch TrafficCom AG (Austria)	1,020	45,982
KCE Electronics PCL (Thailand)	48,000	54,956
Keyence Corp. (Japan)	700	394,810
Keysight Technologies, Inc.*	2,638	155,721
Kingboard Chemical Holdings Ltd. (Hong Kong)	78,500	285,906
Kingboard Laminates Holdings Ltd. (Hong Kong)	55,000	67,626
Kyocera Corp. (Japan)	16,200	911,055
Lelon Electronics Corp. (Taiwan)	5,250	13,507
LEM Holding SA (Switzerland)	35	52,139
LG Display Co. Ltd. (South Korea)	12,208	200,278
Lotes Co. Ltd. (Taiwan)	5,000	32,154
Macnica Fuji Electronics Holdings, Inc. (Japan)	6,100	102,279
Maruwa Co. Ltd. (Japan)	800	63,946
Nan Ya Printed Circuit Board Corp. (Taiwan)*	23,000	20,974
National Instruments Corp.	2,186	91,768
Neo Telemedia Ltd. (Hong Kong)	476,000	13,856
Nichicon Corp. (Japan)	6,400	80,441
Nissha Co. Ltd. (Japan)	1,300	26,754
Omron Corp. (Japan)	4,000	186,335
OSI Systems, Inc.*	506	39,129
Plexus Corp.*	1,254	74,663
Polytronics Technology Corp. (Taiwan)	4,000	9,348
Posiflex Technology, Inc. (Taiwan)	5,149	19,574
Promate Electronic Co. Ltd. (Taiwan)	31,000	28,869
Renishaw PLC (United Kingdom)	2,659	185,361
Ryosan Co. Ltd. (Japan)	4,500	164,672
Ryoyo Electro Corp. (Japan)	200	3,230
Samsung SDI Co. Ltd. (South Korea)	1,686	323,389

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Sanmina Corp.*	1,707	$50,015
Sanshin Electronics Co. Ltd. (Japan)	6,100	105,837
Scientech Corp. (Taiwan)	7,000	17,374
Shimadzu Corp. (Japan)	5,700	171,975
Simplo Technology Co. Ltd. (Taiwan)	14,000	82,071
Sinbon Electronics Co. Ltd. (Taiwan)	12,390	33,813
Sirtec International Co. Ltd. (Taiwan)	16,000	14,747
Spectris PLC (United Kingdom)	5,558	190,964
Stars Microelectronics Thailand PCL (Thailand)*	104,800	6,446
Supreme Electronics Co. Ltd. (Taiwan)	34,000	38,155
SVI PCL (Thailand)	141,400	17,406
SYNNEX Corp.	621	59,933
Synnex Technology International Corp. (Taiwan)	102,750	154,937
TA-I Technology Co. Ltd. (Taiwan)	13,000	50,797
Taiflex Scientific Co. Ltd. (Taiwan)	18,340	25,302
Taiwan Chinsan Electronic Industrial Co. Ltd. (Taiwan)	5,000	11,410
Taiwan PCB Techvest Co. Ltd. (Taiwan)	34,000	31,755
Test Research, Inc. (Taiwan)	16,000	32,795
Thinking Electronic Industrial Co. Ltd. (Taiwan)	8,000	23,386
Tong Hsing Electronic Industries Ltd. (Taiwan)	10,000	34,648
Topoint Technology Co. Ltd. (Taiwan)	21,000	14,314
Toyo Corp. (Japan)	2,800	22,774
Tripod Technology Corp. (Taiwan)	38,000	104,357
TXC Corp. (Taiwan)	17,000	21,249
Unimicron Technology Corp. (Taiwan)	134,000	71,461
Unitech Printed Circuit Board Corp. (Taiwan)*	84,000	56,849
Venture Corp. Ltd. (Singapore)	4,200	54,873
Vivotek, Inc. (Taiwan)	4,171	11,065
VS Industry Bhd (Malaysia)	63,625	24,359
Wah Lee Industrial Corp. (Taiwan)	21,000	36,614
WPG Holdings Ltd. (Taiwan)	144,000	203,886
WT Microelectronics Co. Ltd. (Taiwan)	35,484	51,712
Zenitron Corp. (Taiwan)	50,000	40,980

		18,899,310

Energy Equipment & Services — 0.1%
Dialog Group Bhd (Malaysia)	97,500	74,458
Halliburton Co.	33,522	1,510,501
Hunting PLC (United Kingdom)*	1,522	15,560
Kvaerner ASA (Norway)*	43,657	91,923
Mullen Group Ltd. (Canada)	2,100	24,743
Odfjell Drilling Ltd. (Norway)*	9,450	39,054
Petrofac Ltd. (United Kingdom)	31,297	240,425
Schlumberger Ltd.	10,890	729,957
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	656	78,735
SEACOR Holdings, Inc.*	1,164	66,662
SEACOR Marine Holdings, Inc.*(a)	1,169	26,992
ShawCor Ltd. (Canada)	2,200	42,706
Tecnicas Reunidas SA (Spain)(a)	1,470	47,237
Tenaris SA (Luxembourg)	7,469	136,310
TGS Nopec Geophysical Co. ASA (Norway)	10,894	400,082
TMK PJSC (Russia), GDR	5,391	26,552

COMMON STOCKS (continued)	Shares	Value
Energy Equipment & Services (continued)
Yinson Holdings Bhd (Malaysia)	39,700	$44,982

		3,596,879

Equity Real Estate Investment Trusts (REITs) — 3.7%
Acadia Realty Trust	50,088	1,370,909
Activia Properties, Inc. (Japan)	359	1,645,070
Advance Residence Investment Corp. (Japan)	33	84,556
Alexander & Baldwin, Inc.	2,383	56,001
Alexandria Real Estate Equities, Inc.(a)	20,605	2,599,733
Allied Properties Real Estate Investment Trust (Canada)	32,593	1,037,552
American Assets Trust, Inc.	1,472	56,363
American Campus Communities, Inc.	3,545	152,010
American Homes 4 Rent (Class A Stock)	3,174	70,399
American Tower Corp.	1,489	214,669
Apple Hospitality REIT, Inc.	7,187	128,504
Arrowhead Properties Ltd. (South Africa)	87,562	37,108
Artis Real Estate Investment Trust (Canada)	2,000	19,944
Ascendas Real Estate Investment Trust (Singapore)	66,700	129,167
Asesor de Activos Prisma SAPI de CV (Mexico)*	31,500	19,509
AvalonBay Communities, Inc.	21,243	3,651,459
Axis Real Estate Investment Trust (Malaysia)	41,300	14,923
Befimmo SA (Belgium)	1,797	110,793
Beni Stabili SpA SIIQ (Italy)	71,518	62,599
Big Yellow Group PLC (United Kingdom)	103,274	1,294,602
Boardwalk Real Estate Investment Trust (Canada)	1,200	41,687
Boston Properties, Inc.	24,012	3,011,585
Camden Property Trust	24,038	2,190,583
Canadian Apartment Properties REIT (Canada)	30,866	1,000,888
CapitaLand Commercial Trust (Singapore)	116,000	141,256
Capitaland Malaysia Mall Trust (Malaysia)	74,900	22,247
CapitaLand Mall Trust (Singapore)	97,100	147,596
Champion REIT (Hong Kong)	289,000	191,676
Charter Hall Group (Australia)	11,280	54,434
Charter Hall Retail REIT (Australia)	38,874	120,513
Chesapeake Lodging Trust	58,847	1,861,919
Choice Properties Real Estate Investment Trust (Canada)	8,138	74,964
Cofinimmo SA (Belgium)	48	5,917
Columbia Property Trust, Inc.	3,967	90,091
Cominar Real Estate Investment Trust (Canada)	5,800	56,560
Concentradora Fibra Danhos SA de CV (Mexico)	55,400	82,289
Concentradora Fibra Hotelera Mexicana SA de CV (Mexico), 144A	28,200	16,400
CoreCivic, Inc.	2,686	64,169
Corporate Office Properties Trust(a)	3,753	108,799
Cousins Properties, Inc.	146,246	1,417,124
Covivio (France)	9,440	980,845
CPN Retail Growth Leasehold REIT (Thailand)	55,600	39,281
Crown Castle International Corp.	1,312	141,460

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
CyrusOne, Inc.	40,837	$2,383,247
Daiwa House REIT Investment Corp. (Japan)	903	2,144,590
Daiwa Office Investment Corp. (Japan)	11	63,143
DDR Corp.	119,958	2,147,248
Delta Property Fund Ltd. (South Africa)	2,645	1,022
Derwent London PLC (United Kingdom)	9,608	393,085
Dexus (Australia)	14,371	103,295
Digital Realty Trust, Inc.	1,227	136,909
Dream Office Real Estate Investment Trust (Canada)	3,200	57,031
Duke Realty Corp.	68,880	1,999,586
Emira Property Fund Ltd. (South Africa)	35,094	36,593
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	123,350	54,623
EPR Properties	1,570	101,720
Equinix, Inc.	247	106,183
Equity Commonwealth*	1,385	43,628
Equity LifeStyle Properties, Inc.	14,234	1,308,104
Equity Residential	50,025	3,186,092
Essex Property Trust, Inc.	7,909	1,890,805
Eurocommercial Properties NV (Netherlands), CVA	1,733	73,553
Extra Space Storage, Inc.	15,737	1,570,710
Federal Realty Investment Trust	16,769	2,122,117
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	33,300	15,761
Fibra Uno Administracion SA de CV (Mexico)	170,800	248,973
Forest City Realty Trust, Inc. (Class A Stock)	54,111	1,234,271
Fortune Real Estate Investment Trust (Hong Kong)	141,000	165,519
Four Corners Property Trust, Inc.	1,296	31,920
Frontier Real Estate Investment Corp. (Japan)	12	48,221
GDI Property Group (Australia)	283,682	270,939
Gecina SA (France)	11,187	1,868,884
GEO Group, Inc. (The)	2,044	56,292
GGP, Inc.	5,378	109,873
Global Net Lease, Inc.	1,900	38,817
Global One Real Estate Investment Corp. (Japan)	88	88,624
GLP J-Reit (Japan)	1,610	1,709,997
Golden Ventures Leasehold Real Estate Investment Trust (Thailand)	77,400	33,671
Government Properties Income Trust	4,908	77,792
GPT Group (The) (Australia)	589,904	2,207,146
Granite Real Estate Investment Trust (Canada)	3,500	142,753
Green REIT PLC (Ireland)	904,073	1,561,022
Grivalia Properties REIC AE (Greece)	4,148	41,597
Growthpoint Properties Ltd. (South Africa)	121,771	236,500
H&R Real Estate Investment Trust (Canada), UTS	4,400	67,340
Hankyu Reit, Inc. (Japan)	58	71,868
Hansteen Holdings PLC (United Kingdom)	252,157	346,115
HCP, Inc.	99,888	2,579,109
Healthcare Realty Trust, Inc.	49,198	1,430,677

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Heiwa Real Estate REIT, Inc. (Japan)	211	$210,529
Host Hotels & Resorts, Inc.	85,420	1,799,799
Hudson Pacific Properties, Inc.	55,703	1,973,557
Hyprop Investments Ltd. (South Africa)	13,701	102,071
ICADE (France)	1,193	111,747
Ichigo Office REIT Investment (Japan)	174	139,254
IGB Real Estate Investment Trust (Malaysia)	97,000	41,752
IMPACT Growth Real Estate Investment Trust (Thailand)	117,100	60,412
Industrial & Infrastructure Fund Investment Corp. (Japan)	60	66,868
Inmobiliaria Colonial Socimi SA (Spain)	5,562	61,331
Invesco Office J-Reit, Inc. (Japan)	735	101,747
Investa Office Fund (Australia)	20,131	77,884
Invincible Investment Corp. (Japan)	2,732	1,229,339
Invitation Homes, Inc.	2,482	57,235
Iron Mountain, Inc.	1,698	59,447
Is Gayrimenkul Yatirim Ortakligi A/S (Turkey)	1	—
Japan Excellent, Inc. (Japan)	79	101,778
Japan Hotel REIT Investment Corp. (Japan)	94	70,420
Japan Logistics Fund, Inc. (Japan)	19	38,733
Japan Prime Realty Investment Corp. (Japan)	19	69,025
Japan Real Estate Investment Corp. (Japan)	18	95,221
Japan Rental Housing Investments, Inc. (Japan)	143	114,982
Japan Retail Fund Investment Corp. (Japan)	437	788,283
JBG SMITH Properties	16,646	607,079
Kenedix Office Next Investment Corp. (Japan)	78	484,177
Kenedix Residential Next Investment Corp. (Japan)	62	92,656
Kilroy Realty Corp.	1,073	81,162
Kimco Realty Corp.	31,300	531,787
KLCCP Stapled Group (Malaysia)	30,200	59,777
Klepierre SA (France)	43,503	1,634,547
Lar Espana Real Estate Socimi SA (Spain)	15,258	170,117
Liberty Property Trust	1,110	49,206
Life Storage, Inc.	12,153	1,182,609
Link REIT (Hong Kong)	291,000	2,653,743
LondonMetric Property PLC (United Kingdom)	104,287	254,124
Macerich Co. (The)	1,621	92,121
Mack-Cali Realty Corp.	2,174	44,089
Macquarie Mexico Real Estate Management SA de CV (Mexico)*	63,100	62,591
Mapletree Commercial Trust (Singapore)	575,000	662,576
MCUBS MidCity Investment Corp. (Japan)	140	104,789
Merlin Properties Socimi SA (Spain)	170,181	2,470,707
Mid-America Apartment Communities, Inc.	2,192	220,669
Mirvac Group (Australia)	111,015	178,180
Mori Hills REIT Investment Corp. (Japan)	41	52,632
Mori Trust Sogo Reit, Inc. (Japan)	400	573,163
National Retail Properties, Inc.	2,242	98,558
Nippon Accommodations Fund, Inc. (Japan)	14	63,721

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Nippon Building Fund, Inc. (Japan)(a)	20	$115,365
Nomura Real Estate Master Fund, Inc. (Japan)	98	138,422
NSI NV (Netherlands)	359	15,046
Octodec Investments Ltd. (South Africa)	15,967	23,164
Omega Healthcare Investors, Inc.(a)	4,780	148,180
Orix JREIT, Inc. (Japan)	35	55,902
Outfront Media, Inc.	2,049	39,853
Paramount Group, Inc.	4,684	72,134
Pavilion Real Estate Investment Trust (Malaysia)	57,000	25,132
Pebblebrook Hotel Trust	27,050	1,049,540
Piedmont Office Realty Trust, Inc. (Class A Stock)	5,152	102,679
PLA Administradora Industrial S de RL de CV (Mexico)*	42,300	57,720
PotlatchDeltic Corp.	1,120	56,952
Premier Investment Corp. (Japan)	537	545,149
Prologis Property Mexico SA de CV (Mexico)	19,100	35,026
Prologis, Inc.	60,259	3,958,414
Propertylink Group (Australia)	1,528,852	1,199,380
Public Storage	6,123	1,389,063
Quality Care Properties, Inc.*	3,283	70,617
Rayonier, Inc.	1,771	68,520
Realty Income Corp.	2,953	158,842
Rebosis Property Fund Ltd. (South Africa)	42,558	23,052
Redefine Properties Ltd. (South Africa)	244,236	186,663
Regal Real Estate Investment Trust (Hong Kong)	53,000	15,521
Reit 1 Ltd. (Israel)	39,729	157,752
Resilient REIT Ltd. (South Africa)	2,663	10,899
Retail Properties of America, Inc. (Class A Stock)	5,295	67,670
Rexford Industrial Realty, Inc.	4,484	140,753
RioCan Real Estate Investment Trust (Canada)	4,100	75,317
RLJ Lodging Trust	84,677	1,867,128
Ryman Hospitality Properties, Inc.	9,700	806,555
SA Corporate Real Estate Ltd. (South Africa)	201,020	63,886
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (Singapore)	86,000	27,815
Sabra Health Care REIT, Inc.	4,130	89,745
Safestore Holdings PLC (United Kingdom)	55,998	404,911
Samui Airport Property Fund Leasehold (Thailand), UTS	27,900	19,536
Scentre Group (Australia)	261,465	849,514
Schroder Real Estate Investment Trust Ltd. (Guernsey)	22,832	18,618
Sekisui House REIT, Inc. (Japan)	62	40,664
Select Income REIT	3,406	76,533
Senior Housing Properties Trust	4,575	82,762
Seritage Growth Properties (Class A Stock)(a)	776	32,926
Shin Kong No.1 REIT (Taiwan)	222,000	107,256
Shopping Centres Australasia Property Group (Australia)	375,934	681,863
Simon Property Group, Inc.	34,106	5,804,501

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
SL Green Realty Corp.	983	$98,821
SmartCentres Real Estate Investment Trust (Canada)	4,500	104,503
Stockland (Australia)	41,157	120,927
Suntec Real Estate Investment Trust (Singapore)	145,300	184,234
Sunway Real Estate Investment Trust (Malaysia)	100,100	43,826
Tanger Factory Outlet Centers, Inc.(a)	4,870	114,396
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (Thailand), UTS	76,700	40,979
Tokyu REIT, Inc. (Japan)	27	36,365
Tritax Big Box REIT PLC (United Kingdom)	906,747	1,862,665
UDR, Inc.	2,771	104,023
Unibail-Rodamco-Westfield (France)*	15,046	651,511
UNITE Group PLC (The) (United Kingdom)	141,404	1,604,559
United Urban Investment Corp. (Japan)	57	88,573
Urban Edge Properties	3,173	72,567
Vastned Retail NV (Netherlands)	2,229	105,007
Ventas, Inc.	52,778	3,005,707
VEREIT, Inc.	16,376	121,837
Vicinity Centres (Australia)	74,831	143,513
Vornado Realty Trust	20,471	1,513,217
Vukile Property Fund Ltd. (South Africa)	32,408	45,980
Warehouses De Pauw (Belgium)	944	119,297
Washington Real Estate Investment Trust	686	20,806
Welltower, Inc.	5,808	364,104
Workspace Group PLC (United Kingdom)	889	12,637
WP Carey, Inc.	1,257	83,402
Xenia Hotels & Resorts, Inc.	3,517	85,674
Yuexiu Real Estate Investment Trust (Hong Kong)	329,000	220,881

		110,968,263

Food & Staples Retailing — 0.6%
7-Eleven Malaysia Holdings Bhd (Malaysia) (Class B Stock)	5,591	2,045
Aeon Co. Ltd. (Japan)	14,500	310,187
Ain Holdings, Inc. (Japan)	700	51,593
Al Meera Consumer Goods Co. QSC (Qatar)	447	18,653
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	8,200	356,217
Andersons, Inc. (The)	1,198	40,972
Arcs Co. Ltd. (Japan)	4,700	128,241
Axfood AB (Sweden)	2,504	48,059
Axial Retailing, Inc. (Japan)	500	19,001
Berli Jucker PCL (Thailand)	70,400	107,259
Bid Corp. Ltd. (South Africa)	12,202	244,333
BIM Birlesik Magazalar A/S (Turkey)	2,919	42,629
Carrefour SA (France)(a)	11,053	178,295
Casey’s General Stores, Inc.	735	77,234
Cawachi Ltd. (Japan)	6,300	128,815
Cencosud SA (Chile)	81,061	200,359
Clicks Group Ltd. (South Africa)	3,666	52,345
cocokara fine, Inc. (Japan)	1,600	98,375
Colruyt SA (Belgium)	1,249	71,212
Cosco Capital, Inc. (Philippines)	343,700	39,177
Cosmos Pharmaceutical Corp. (Japan)	100	20,293

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
Costco Wholesale Corp.	2,943	$615,028
CP ALL PCL (Thailand)	73,300	162,454
Distribuidora Internacional de Alimentacion SA (Spain)	12,717	36,942
E-MART, Inc. (South Korea)	695	158,601
Empire Co. Ltd. (Canada) (Class A Stock)	81,700	1,640,028
FamilyMart UNY Holdings Co. Ltd. (Japan)	1,446	152,270
George Weston Ltd. (Canada)	1,500	122,382
Heiwado Co. Ltd. (Japan)	2,600	64,756
ICA Gruppen AB (Sweden)	2,765	84,591
InRetail Peru Corp. (Peru), 144A*	2,790	69,749
J Sainsbury PLC (United Kingdom)	73,557	311,276
Jeronimo Martins SGPS SA (Portugal)	2,459	35,421
Kato Sangyo Co. Ltd. (Japan)	1,600	54,791
Kesko OYJ (Finland) (Class B Stock)	2,306	140,848
Koninklijke Ahold Delhaize NV (Netherlands)	31,836	760,168
Kroger Co. (The)	16,085	457,618
Lawson, Inc. (Japan)	400	24,981
Lenta Ltd. (Russia), GDR*	17,934	98,542
Loblaw Cos. Ltd. (Canada)	3,095	159,147
Magnit PJSC (Russia), GDR	16,540	296,852
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	1,400	62,823
Metcash Ltd. (Australia)	155,909	300,707
Metro, Inc. (Canada)	5,000	169,969
Ministop Co. Ltd. (Japan)	3,700	74,624
Mitsubishi Shokuhin Co. Ltd. (Japan)	1,400	37,321
Nihon Chouzai Co. Ltd. (Japan)	3,800	100,715
Organizacion Soriana SAB de CV (Mexico) (Class B Stock)*	11,300	19,937
Pick’n Pay Stores Ltd. (South Africa)	7,363	40,140
President Chain Store Corp. (Taiwan)	13,000	147,309
Puregold Price Club, Inc. (Philippines)	45,900	40,072
Raia Drogasil SA (Brazil)	2,100	35,495
Robinsons Retail Holdings, Inc. (Philippines)	23,560	35,100
Seven & i Holdings Co. Ltd. (Japan)	13,400	584,450
Shanghai Bailian Group Co. Ltd. (China) (Class B Stock)	12,900	14,760
Shoprite Holdings Ltd. (South Africa)	9,910	158,845
Shufersal Ltd. (Israel)	39,510	243,007
SPAR Group Ltd. (The) (South Africa)	4,258	57,517
Springland International Holdings Ltd. (China)	258,000	68,265
Sprouts Farmers Market, Inc.*	2,006	44,272
Sugi Holdings Co. Ltd. (Japan)	2,500	144,637
Sun Art Retail Group Ltd. (Hong Kong)	98,000	127,848
Sundrug Co. Ltd. (Japan)	1,000	40,512
Sysco Corp.	3,167	216,274
Taiwan FamilyMart Co. Ltd. (Taiwan)	1,000	6,068
Taiwan TEA Corp. (Taiwan)	165,000	81,100
Tesco PLC (United Kingdom)	150,010	507,573
Tsuruha Holdings, Inc. (Japan)	200	25,051
United Natural Foods, Inc.*	1,404	59,895
United Super Markets Holdings, Inc. (Japan)	1,600	20,693
US Foods Holding Corp.*	3,756	142,052
Valor Holdings Co. Ltd. (Japan)	2,500	56,950
Walgreens Boots Alliance, Inc.	16,119	967,381
Wal-Mart de Mexico SAB de CV (Mexico)	107,400	283,476
Walmart, Inc.	37,166	3,183,268

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
Wesfarmers Ltd. (Australia)	44,085	$1,608,499
Wm Morrison Supermarkets PLC (United Kingdom)	76,929	255,173
Woolworths Group Ltd. (Australia)	9,428	212,919
X5 Retail Group NV (Russia), GDR	4,559	120,722

		17,977,158

Food Products — 0.7%
AAK AB (Sweden)	7,830	124,263
AGV Products Corp. (Taiwan)*	65,185	16,729
Ajinomoto Co., Inc. (Japan)	9,900	187,398
Archer-Daniels-Midland Co.	12,420	569,209
Asian Citrus Holdings Ltd. (Hong Kong)*^	287,000	4
Associated British Foods PLC (United Kingdom)	4,790	172,719
Astral Foods Ltd. (South Africa)	1,076	22,395
Austevoll Seafood ASA (Norway)	10,361	124,294
AVI Ltd. (South Africa)	5,931	46,847
B&G Foods, Inc.(a)	1,121	33,518
Bakkafrost P/F (Faroe Islands)	2,486	137,774
Barry Callebaut AG (Switzerland)	57	102,139
BrasilAgro - Co. Brasileira de Propriedades Agricolas (Brazil)	2,900	10,139
BRF SA (Brazil)*	18,000	83,550
Bumitama Agri Ltd. (Indonesia)	71,000	32,307
Bunge Ltd.	3,500	243,985
Calbee, Inc. (Japan)	1,800	67,712
Cal-Maine Foods, Inc.*	845	38,743
Campbell Soup Co.	2,574	104,350
Century Pacific Food, Inc. (Philippines)	53,650	16,069
Charoen Pokphand Enterprise (Taiwan)	26,480	52,208
China Fishery Group Ltd. (Hong Kong)*^	89,500	—
China Greenfresh Group Co. Ltd. (China)*	84,000	13,062
China Huishan Dairy Holdings Co. Ltd. (China)*^	209,000	—
China Mengniu Dairy Co. Ltd. (China)*	106,000	357,514
China Modern Dairy Holdings Ltd. (China)*	337,000	63,249
China Shengmu Organic Milk Ltd. (China), 144A*	451,000	39,056
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (CHI-X)	2	151,936
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (SGMX)	12	77,779
Chubu Shiryo Co. Ltd. (Japan)	3,100	54,408
CJ CheilJedang Corp. (South Korea)	382	120,937
Clover Industries Ltd. (South Africa)	1,438	1,720
COFCO Meat Holdings Ltd. (China)*	156,000	22,841
Conagra Brands, Inc.	56,784	2,028,892
CP Pokphand Co. Ltd. (Hong Kong)	666,000	60,157
Cranswick PLC (United Kingdom)	4,582	203,489
Daesang Corp. (South Korea)	2,944	70,182
Dairy Crest Group PLC (United Kingdom)	10,638	68,838
Dali Foods Group Co. Ltd. (China), 144A	75,500	58,087
Danone SA (France)	8,712	636,086
Dean Foods Co.	1,536	16,143
Devro PLC (United Kingdom)	9,795	25,740
DyDo Group Holdings, Inc. (Japan)	1,400	83,159
Eagle High Plantations Tbk PT (Indonesia)*	497,800	6,205
Ebro Foods SA (Spain)	5,283	123,145

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Feed One Co. Ltd. (Japan)	24,100	$50,148
Flowers Foods, Inc.	3,612	75,238
Fresh Del Monte Produce, Inc.	1,392	62,014
Fuji Oil Holdings, Inc. (Japan)	5,000	179,740
General Mills, Inc.	5,265	233,029
Genting Plantations Bhd (Malaysia)	15,000	35,004
GFPT PCL (Thailand)	58,700	21,233
GrainCorp Ltd. (Australia) (Class A Stock)	10,912	61,954
Great Wall Enterprise Co. Ltd. (Taiwan)	68,900	91,900
Greencore Group PLC (Ireland)	10,475	25,648
Gruma SAB de CV (Mexico) (Class B Stock)	4,990	60,945
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	53,400	104,083
Grupo Herdez SAB de CV (Mexico)	7,000	14,571
Grupo Nutresa SA (Colombia)	14,633	133,497
Hain Celestial Group, Inc. (The)*	2,242	66,812
Health and Happiness H&H International Holdings Ltd. (China)*	8,000	55,111
Hershey Co. (The)	229	21,311
Hokuto Corp. (Japan)	2,800	49,999
Honworld Group Ltd. (China), 144A	39,500	18,239
Hormel Foods Corp.(a)	3,400	126,513
House Foods Group, Inc. (Japan)	700	24,788
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	42,600	26,321
Indofood Sukses Makmur Tbk PT (Indonesia)	187,700	87,076
Industrias Bachoco SAB de CV (Mexico) (Class B Stock)	8,800	42,178
Inghams Group Ltd. (Australia)	18,993	53,611
Ingredion, Inc.	1,190	131,733
IOI Corp. Bhd (Malaysia)	104,900	118,070
J.M. Smucker Co. (The)	2,208	237,316
Japfa Ltd. (Singapore)	36,500	16,957
JBS SA (Brazil)	70,000	166,161
Kagome Co. Ltd. (Japan)	100	3,325
Kellogg Co.	1,796	125,487
Kerry Group PLC (Ireland) (Class A Stock)	4,221	441,263
Kewpie Corp. (Japan)	15,200	383,846
Key Coffee, Inc. (Japan)	8,800	175,066
Khon Kaen Sugar Industry PCL (Thailand)	201,112	18,089
Kikkoman Corp. (Japan)	2,300	116,124
Kraft Heinz Co. (The)	12,383	777,900
Kuala Lumpur Kepong Bhd (Malaysia)	18,100	108,312
Leroy Seafood Group ASA (Norway)	64,569	434,955
Lien Hwa Industrial Corp. (Taiwan)	72,907	90,208
Lotte Confectionery Co. Ltd. (South Korea)	114	18,503
M Dias Branco SA (Brazil)	2,800	26,810
Malee Group PCL (Thailand)	6,000	2,224
Marfrig Global Foods SA (Brazil)*	3,800	7,981
Marine Harvest ASA (Norway)	6,704	133,295
McCormick & Co., Inc.	1,738	201,764
Megmilk Snow Brand Co. Ltd. (Japan)	2,600	69,458
MEIJI Holdings Co. Ltd. (Japan)	2,300	194,245
Mitsui Sugar Co. Ltd. (Japan)	4,100	127,076
Miyoshi Oil & Fat Co. Ltd. (Japan)	6,400	77,728
Mondelez International, Inc. (Class A Stock)	22,412	918,892
Morinaga Milk Industry Co. Ltd. (Japan)	1,700	63,531

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Namchow Holdings Co. Ltd. (Taiwan)	7,000	$13,954
Nestle Malaysia Bhd (Malaysia)	600	21,894
Nestle SA (Switzerland)	38,215	2,961,695
NH Foods Ltd. (Japan)	2,500	101,066
Nichirei Corp. (Japan)	4,100	104,438
Nippon Indosari Corpindo Tbk PT (Indonesia)	33,000	2,165
Nisshin Seifun Group, Inc. (Japan)	4,920	104,250
Nissin Foods Holdings Co. Ltd. (Japan)	900	65,209
NongShim Co. Ltd. (South Korea)	362	105,588
Oceana Group Ltd. (South Africa)	253	1,451
Orion Corp. (South Korea)	789	105,343
Orion Holdings Corp. (South Korea)	410	10,120
Orkla ASA (Norway)	7,023	61,443
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	197,300	13,603
Pinnacle Foods, Inc.	1,769	115,091
Pioneer Foods Group Ltd. (South Africa)	5,858	47,745
Post Holdings, Inc.*	1,248	107,353
PPB Group Bhd (Malaysia)	49,700	241,928
Prima Meat Packers Ltd. (Japan)	3,000	17,341
PureCircle Ltd. (Malaysia)*	4,315	22,187
QL Resources Bhd (Malaysia)	32,370	48,092
Riken Vitamin Co. Ltd. (Japan)	1,400	55,593
Rock Field Co. Ltd. (Japan)	4,600	79,093
Ros Agro PLC (Russia), GDR	3,071	33,781
Salim Ivomas Pratama Tbk PT (Indonesia)	352,800	12,098
Salmar ASA (Norway)	5,556	233,040
Sanderson Farms, Inc.	571	60,041
Sao Martinho SA (Brazil)	6,600	30,277
Saputo, Inc. (Canada)	3,200	106,249
Sawit Sumbermas Sarana Tbk PT (Indonesia)	64,400	5,707
Shandong Zhonglu Oceanic Fisheries Co. Ltd. (China) (Class B Stock)*	23,800	10,069
SLC Agricola SA (Brazil)	3,300	43,458
Standard Foods Corp. (Taiwan)	15,850	32,059
Starzen Co. Ltd. (Japan)	600	31,615
Suedzucker AG (Germany)	3,112	49,465
Taisun Enterprise Co. Ltd. (Taiwan)*	31,000	18,940
Taiyen Biotech Co. Ltd. (Taiwan)	20,000	19,507
Tate & Lyle PLC (United Kingdom)	26,515	225,652
Tehmag Foods Corp. (Taiwan)	2,200	15,069
Tenwow International Holdings Ltd. (China)	119,000	7,059
Thai Union Group PCL (Thailand) (Class F Stock)	172,200	82,136
Thai Vegetable Oil PCL (Thailand)	32,800	26,204
Thai Wah PCL (Thailand) (Class F Stock)	59,800	16,802
Tiger Brands Ltd. (South Africa)	5,902	142,544
Tingyi Cayman Islands Holding Corp. (China)	56,000	129,720
Tongaat Hulett Ltd. (South Africa)	8,260	48,206
Toyo Suisan Kaisha Ltd. (Japan)	1,600	57,086
TreeHouse Foods, Inc.*(a)	1,406	73,829
Ttet Union Corp. (Taiwan)	5,000	15,491
Tyson Foods, Inc. (Class A Stock)	8,074	555,895
Ulker Biskuvi Sanayi A/S (Turkey)*	4,389	17,188
Uni-President China Holdings Ltd. (China)	100,000	128,300
Uni-President Enterprises Corp. (Taiwan)	198,708	503,690

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Universal Robina Corp. (Philippines)	33,550	$75,942
Vilmorin & Cie SA (France)	904	60,891
Viscofan SA (Spain)	1,471	100,069
Want Want China Holdings Ltd. (China)	255,000	226,753
Warabeya Nichiyo Holdings Co. Ltd. (Japan)	2,000	45,880
Wei Chuan Foods Corp. (Taiwan)*	27,000	21,331
WH Group Ltd. (Hong Kong), 144A	457,500	370,203
Wilmar International Ltd. (Singapore)	118,700	266,175
Yakult Honsha Co. Ltd. (Japan)	1,300	86,919
Yamazaki Baking Co. Ltd. (Japan)	3,200	83,905
Yashili International Holdings Ltd. (China)*	109,000	24,656
Yihai International Holding Ltd. (China)	25,000	47,508
Zhou Hei Ya International Holdings Co. Ltd. (China), 144A	26,000	20,987

		21,945,297

Gas Utilities — 0.1%
APA Group (Australia)	17,542	127,801
Ascopiave SpA (Italy)	63,388	221,197
Atmos Energy Corp.	604	54,445
Beijing Enterprises Holdings Ltd. (China)	55,500	269,470
China Gas Holdings Ltd. (Hong Kong)	82,400	330,358
China Oil & Gas Group Ltd. (China)*	458,000	35,527
China Resources Gas Group Ltd. (China)	42,000	181,574
ENN Energy Holdings Ltd. (China)	20,000	195,868
Gas Malaysia Bhd (Malaysia)	11,900	8,445
Gas Natural SDG SA (Spain)	7,802	206,253
Hong Kong & China Gas Co. Ltd. (Hong Kong)	100,189	191,515
Infraestructura Energetica Nova SAB de CV (Mexico)	12,800	57,367
Italgas SpA (Italy)	12,078	66,477
Korea Gas Corp. (South Korea)*	2,219	127,550
National Fuel Gas Co.	637	33,736
New Jersey Resources Corp.	1,663	74,419
Northwest Natural Gas Co.	1,611	102,782
ONE Gas, Inc.	1,092	81,616
Osaka Gas Co. Ltd. (Japan)	17,500	362,355
Petronas Gas Bhd (Malaysia)	14,000	59,857
Rubis SCA (France)	1,545	96,304
Samchully Co. Ltd. (South Korea)	728	73,183
Southwest Gas Holdings, Inc.	518	39,508
Spire, Inc.	783	55,319
Toho Gas Co. Ltd. (Japan)	1,600	55,427
Tokyo Gas Co. Ltd. (Japan)	16,400	435,457
Towngas China Co. Ltd. (China)*	666,000	644,444
UGI Corp.	4,141	215,622

		4,403,876

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	10,222	623,440
ABIOMED, Inc.*	125	51,131
Ansell Ltd. (Australia)	20,962	421,146
Arjo AB (Sweden) (Class B Stock)	9,039	32,181
Baxter International, Inc.	3,543	261,615
Becton, Dickinson & Co.	1,945	465,944
Bioteque Corp. (Taiwan)	1,000	3,470
Boston Scientific Corp.*	73,523	2,404,202

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
Cochlear Ltd. (Australia)	361	$53,447
Coloplast A/S (Denmark) (Class B Stock)	855	85,365
Cooper Cos., Inc. (The)	490	115,371
Danaher Corp.	4,710	464,783
DENTSPLY SIRONA, Inc.	2,296	100,496
DiaSorin SpA (Italy)	6,868	780,513
Edwards Lifesciences Corp.*	1,227	178,614
Elekta AB (Sweden) (Class B Stock)	21,579	283,627
Essilor International Cie Generale d’Optique SA (France)	1,843	259,856
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	6,441	64,906
Fukuda Denshi Co. Ltd. (Japan)	1,700	111,564
Getinge AB (Sweden) (Class B Stock)	4,775	43,348
Ginko International Co. Ltd. (Taiwan)	3,000	24,444
GN Store Nord A/S (Denmark)	19,915	904,862
Haemonetics Corp.*	875	78,469
Hartalega Holdings Bhd (Malaysia)	33,800	50,150
Hill-Rom Holdings, Inc.	816	71,269
Hogy Medical Co. Ltd. (Japan)	2,400	107,381
Hologic, Inc.*	2,257	89,716
Hoya Corp. (Japan)	3,100	175,860
IDEXX Laboratories, Inc.*	2,687	585,605
Integra LifeSciences Holdings Corp.*	766	49,338
Intuitive Surgical, Inc.*	457	218,665
Koninklijke Philips NV (Netherlands)	11,720	496,553
Kossan Rubber Industries (Malaysia)	11,900	24,866
LivaNova PLC*	950	94,829
Masimo Corp.*	339	33,103
Medtronic PLC	16,920	1,448,521
Microlife Corp. (Taiwan)	11,000	30,919
Microport Scientific Corp. (China)	26,000	31,369
Nihon Kohden Corp. (Japan)	2,300	64,003
Nipro Corp. (Japan)	6,300	72,689
Olympus Corp. (Japan)	4,300	160,853
Pacific Hospital Supply Co. Ltd. (Taiwan)	1,000	2,342
Paramount Bed Holdings Co. Ltd. (Japan)	800	34,285
Pihsiang Machinery Manufacturing Co. Ltd. (Taiwan)*^	6,000	—
PW Medtech Group Ltd. (China)*	108,000	21,289
ResMed, Inc.	1,022	105,859
SeaSpine Holdings Corp.*	239	3,016
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	284,000	200,511
Smith & Nephew PLC (United Kingdom)	14,073	259,229
Sonova Holding AG (Switzerland)	739	132,195
St. Shine Optical Co. Ltd. (Taiwan)	2,000	45,663
STERIS PLC	1,199	125,907
Stryker Corp.	2,213	373,687
Supermax Corp. Bhd (Malaysia)	52,200	53,864
Sysmex Corp. (Japan)	800	74,540
TaiDoc Technology Corp. (Taiwan)	1,153	5,454
Teleflex, Inc.	639	171,386
Terumo Corp. (Japan)	3,200	183,193
Top Glove Corp. Bhd (Malaysia)	26,500	79,458
Varian Medical Systems, Inc.*	766	87,110
West Pharmaceutical Services, Inc.	573	56,893
William Demant Holding A/S (Denmark)*	1,446	58,031
Yestar Healthcare Holdings Co. Ltd. (China)	22,500	7,625

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	2,624	$292,419

		13,992,439

Health Care Providers & Services — 0.6%
Aetna, Inc.	3,210	589,035
Alfresa Holdings Corp. (Japan)	5,300	124,456
Alliar Medicos A Frente SA (Brazil)*	3,200	10,775
AmerisourceBergen Corp.	1,885	160,734
Anthem, Inc.	3,045	724,801
Bangkok Chain Hospital PCL (Thailand)	62,400	28,792
Bangkok Dusit Medical Services PCL (Thailand) (Class F Stock)	138,800	104,608
BML, Inc. (Japan)	2,100	54,054
Bumrungrad Hospital PCL (Thailand)	6,700	33,685
Capio AB (Sweden), 144A	2,118	10,120
Cardinal Health, Inc.	3,965	193,611
Centene Corp.*	1,725	212,537
Chartwell Retirement Residences (Canada), UTS	101,974	1,189,108
CHC Healthcare Group (Taiwan)	11,000	11,864
Chemed Corp.	335	107,806
China National Accord Medicines Corp. Ltd. (China) (Class B Stock)	13,200	52,840
China NT Pharma Group Co. Ltd. (Hong Kong)	66,000	15,011
China Resources Phoenix Healthcare Holdings Co. Ltd. (China)	23,500	28,684
Chularat Hospital PCL (Thailand) (Class F Stock)	237,900	14,927
Cigna Corp.	3,026	514,269
CVS Health Corp.	22,873	1,471,878
DaVita, Inc.*	2,101	145,893
Encompass Health Corp.	1,002	67,855
Envision Healthcare Corp.*	3,114	137,047
Excelsior Medical Co. Ltd. (Taiwan)	11,000	18,248
Express Scripts Holding Co.*	11,582	894,246
Fleury SA (Brazil)	2,400	16,422
Fresenius Medical Care AG & Co. KGaA (Germany)	15,371	1,547,731
Fresenius SE & Co. KGaA (Germany)	4,358	348,922
Golden Meditech Holdings Ltd. (Hong Kong).	328,686	35,980
Harmonicare Medical Holdings Ltd. (China), 144A*	20,000	5,192
HCA Healthcare, Inc.	1,076	110,398
Henry Schein, Inc.*	1,128	81,938
Humana, Inc.	4,461	1,327,727
IHH Healthcare Bhd (Malaysia)	113,500	171,554
iKang Healthcare Group, Inc. (China), ADR*	1,000	20,459
KPJ Healthcare Bhd (Malaysia)	55,000	13,866
Laboratory Corp. of America Holdings*	1,020	183,121
Ladprao General Hospital PCL (Thailand) (Class F Stock)	37,700	7,059
Life Healthcare Group Holdings Ltd. (South Africa)	31,671	57,261
LifePoint Health, Inc.*	1,304	63,635
Magellan Health, Inc.*	1,044	100,172
McKesson Corp.	3,072	409,805
Mediclinic International PLC (South Africa)	18,809	130,544
Medipal Holdings Corp. (Japan)	6,700	134,585

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
MEDNAX, Inc.*	2,725	$117,938
Miraca Holdings, Inc. (Japan)	2,800	83,287
Mitra Keluarga Karyasehat Tbk PT (Indonesia)	40,400	5,298
Molina Healthcare, Inc.*	585	57,295
Netcare Ltd. (South Africa)	39,677	79,551
NichiiGakkan Co. Ltd. (Japan)	3,800	43,070
Odontoprev SA (Brazil)	3,500	11,920
Orpea (France)	1,476	196,601
Owens & Minor, Inc.	446	7,453
Patterson Cos., Inc.	903	20,471
Primary Health Care Ltd. (Australia)	36,069	93,007
Qualicorp Consultoria e Corretora de Seguros SA (Brazil)	6,000	28,485
Quest Diagnostics, Inc.	1,208	132,808
Ramsay Health Care Ltd. (Australia)	1,514	60,459
Rhoen-Klinikum AG (Germany)	1,649	48,089
Ryman Healthcare Ltd. (New Zealand)	15,305	123,971
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	51,800	142,569
Ship Healthcare Holdings, Inc. (Japan)	1,900	71,597
Sienna Senior Living, Inc. (Canada)	8,400	105,938
Sigma Healthcare Ltd. (Australia)	31,339	18,809
Siloam International Hospitals Tbk PT (Indonesia)*	6,200	2,259
Sinopharm Group Co. Ltd. (China) (Class H Stock)	169,600	681,641
Sonic Healthcare Ltd. (Australia)	5,279	95,761
Suzuken Co. Ltd. (Japan)	3,250	137,441
Thai Nakarin Hospital PCL (Thailand)	16,900	19,129
Toho Holdings Co. Ltd. (Japan)	3,000	73,133
UnitedHealth Group, Inc.	7,527	1,846,674
Universal Health Services, Inc. (Class B Stock)	1,157	128,936
Universal Medical Financial & Technical Advisory Services Co. Ltd. (China), 144A	80,500	63,951
Vibhavadi Medical Center PCL (Thailand)	236,500	15,708
Virtus Health Ltd. (Australia)	2,081	8,855
WellCare Health Plans, Inc.*	4,650	1,145,016

		17,350,375

Health Care Technology — 0.0%
Allscripts Healthcare Solutions, Inc.*	3,375	40,499
Cerner Corp.*	2,190	130,940
EMIS Group PLC (United Kingdom)	1,344	15,762
HMS Holdings Corp.*	1,582	34,203
Quality Systems, Inc.*	803	15,659

		237,063

Hotels, Restaurants & Leisure — 0.4%
500.com Ltd. (China), ADR*	1,200	17,651
Ajisen China Holdings Ltd. (Hong Kong)	91,000	35,871
AmRest Holdings SE (Poland)*	325	38,217
Aramark	2,781	103,175
Aristocrat Leisure Ltd. (Australia)	85,807	1,959,607
Autogrill SpA (Italy)	6,828	84,337
Berjaya Sports Toto Bhd (Malaysia)	36,477	22,107
Betsson AB (Sweden)*	38,957	236,139
BJ’s Restaurants, Inc.	851	51,059

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Bloomin’ Brands, Inc.	2,568	$51,617
BRONCO BILLY Co. Ltd. (Japan)	2,000	83,035
Carnival Corp.	7,796	446,789
Carnival PLC, ADR(a)	9,088	523,923
Central Plaza Hotel PCL (Thailand)	19,200	24,892
Cheesecake Factory, Inc. (The)	790	43,497
China Travel International Investment Hong Kong Ltd. (China)	218,000	84,768
Chipotle Mexican Grill, Inc.*	227	97,921
Compass Group PLC (United Kingdom)	17,979	383,233
Cracker Barrel Old Country Store, Inc.(a)	362	56,548
Crown Resorts Ltd. (Australia)	48,864	487,557
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	1,500	17,404
Darden Restaurants, Inc.	4,971	532,195
Doutor Nichires Holdings Co. Ltd. (Japan)	8,900	176,612
DXB Entertainments PJSC (United Arab Emirates)*	549,220	49,556
Erawan Group PCL (The) (Thailand)	139,100	26,441
Famous Brands Ltd. (South Africa)*	827	6,837
Flight Centre Travel Group Ltd. (Australia)	2,096	98,667
Formosa International Hotels Corp. (Taiwan)	4,000	19,543
Gourmet Master Co. Ltd. (Taiwan)	3,824	36,945
Greene King PLC (United Kingdom)	16,589	125,663
Haichang Ocean Park Holdings Ltd. (China), 144A*	124,000	29,833
HIS Co. Ltd. (Japan)	2,000	60,236
Holiday Entertainment Co. Ltd. (Taiwan)	6,000	11,411
Hoteles City Express SAB de CV (Mexico)*	24,000	25,643
Huangshan Tourism Development Co. Ltd. (China) (Class B Stock)	11,800	14,003
Huayi Tencent Entertainment Co. Ltd. (Hong Kong)*	150,000	7,146
Huazhu Group Ltd. (China), ADR	2,400	100,775
ILG, Inc.	2,287	75,540
Imperial Pacific International Holdings Ltd. (Hong Kong)*	4,400,000	44,790
International Game Technology PLC	3,475	80,759
International Meal Co. Alimentacao SA (Brazil)	6,100	12,591
J D Wetherspoon PLC (United Kingdom)	2,407	39,957
Jollibee Foods Corp. (Philippines)	7,270	35,844
Kangwon Land, Inc. (South Korea)	2,772	65,049
Kappa Create Co. Ltd. (Japan)	4,600	59,904
Koshidaka Holdings Co. Ltd. (Japan)	1,200	17,622
Kura Corp. (Japan)	1,100	72,989
Lion Travel Service Co. Ltd. (Taiwan)	1,000	3,683
Magnum Bhd (Malaysia)	71,900	37,183
Marriott International, Inc. (Class A Stock)	3,389	429,047
Matsuya Foods Co. Ltd. (Japan)	3,900	132,690
Melco International Development Ltd. (Hong Kong)	99,000	303,693
Melia Hotels International SA (Spain)	6,719	91,907
MGM Resorts International	21,276	617,642
Minor International PCL (Thailand)	78,750	77,231
MK Restaurants Group PCL (Thailand)	8,500	18,865
NET Holding A/S (Turkey)*	2,649	1,130
OPAP SA (Greece)	10,589	119,390
Oriental Land Co. Ltd. (Japan)	1,200	125,816

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Plenus Co. Ltd. (Japan)	1,600	$26,218
Rank Group PLC (United Kingdom)	21,437	53,944
Resorttrust, Inc. (Japan)	4,200	74,194
Round One Corp. (Japan)	11,000	172,668
Saizeriya Co. Ltd. (Japan)	4,200	95,943
Shanghai Jinjiang International Hotels Development Co. Ltd. (China) (Class B Stock)	8,800	21,435
Shanghai Jinjiang International Travel Co. Ltd. (China) (Class B Stock)	6,500	13,266
Shangri-La Asia Ltd. (Hong Kong)	64,000	119,899
Sodexo SA (France)	1,580	157,722
SSP Group PLC (United Kingdom)	28,600	238,629
Star Entertainment Group Ltd. (The) (Australia)	26,562	96,752
Starbucks Corp.	9,277	453,181
Tabcorp Holdings Ltd. (Australia)	23,218	76,540
Texas Roadhouse, Inc.	1,296	84,901
Tokyo Dome Corp. (Japan)	15,000	133,957
Travellers International Hotel Group, Inc. (Philippines)*	131,000	11,914
Tsogo Sun Holdings Ltd. (South Africa)	22,782	34,016
Tuniu Corp. (China), ADR*	3,400	28,798
WATAMI Co. Ltd. (Japan)	5,300	69,478
Wendy’s Co. (The)	3,836	65,902
William Hill PLC (United Kingdom)	65,852	263,011
Wowprime Corp. (Taiwan)	2,030	5,980
Wyndham Destinations, Inc.	900	39,843
Wyndham Hotels & Resorts, Inc.	900	52,947
Xiabuxiabu Catering Management China Holdings Co. Ltd. (China), 144A	16,000	34,939
Yum China Holdings, Inc. (China)	13,200	507,672
Zensho Holdings Co. Ltd. (Japan)	3,000	76,113

		11,644,037

Household Durables — 0.2%
Ability Enterprise Co. Ltd. (Taiwan)	58,994	31,697
AmTRAN Technology Co. Ltd. (Taiwan)	127,000	57,442
Arcelik A/S (Turkey)	25,499	84,616
Basso Industry Corp. (Taiwan)	8,600	18,336
Bellway PLC (United Kingdom)	15,280	603,648
Bovis Homes Group PLC (United Kingdom)	14,107	212,701
Consorcio ARA SAB de CV (Mexico)	65,300	22,194
Construtora Tenda SA (Brazil)*	1,787	10,997
Coway Co. Ltd. (South Korea)	1,108	86,174
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Brazil)	13,100	37,112
D.R. Horton, Inc.	4,567	187,247
De’ Longhi SpA (Italy)	1,932	54,633
Direcional Engenharia SA (Brazil)*	6,900	10,682
Dorel Industries, Inc. (Canada) (Class B Stock)	1,700	28,837
Electrolux AB (Sweden) (Class B Stock)	3,655	82,945
Even Construtora e Incorporadora SA (Brazil)*	19,100	17,987
Ez Tec Empreendimentos e Participacoes SA (Brazil)	3,702	15,283
Funai Electric Co. Ltd. (Japan)*(a)	5,600	32,118
Garmin Ltd.	1,499	91,439

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Household Durables (continued)
Haier Electronics Group Co. Ltd. (Hong Kong)	57,000	$194,468
Hanpin Electron Co. Ltd. (Taiwan)	6,000	6,422
Helen of Troy Ltd.*	832	81,910
Husqvarna AB (Sweden) (Class B Stock)	11,478	108,584
Iida Group Holdings Co. Ltd. (Japan)	8,300	159,788
JM AB (Sweden)	5,615	100,002
JVC Kenwood Corp. (Japan)	58,300	164,939
Kasen International Holdings Ltd. (China)*	222,000	83,301
Kaufman & Broad SA (France)	2,054	96,726
Kinpo Electronics (Taiwan)	219,000	71,416
Konka Group Co. Ltd. (China) (Class B Stock)	46,200	16,520
Leggett & Platt, Inc.	1,420	63,389
LG Electronics, Inc. (South Korea)	3,631	270,347
Metall Zug AG (Switzerland) (Class B Stock)	34	107,710
MRV Engenharia e Participacoes SA (Brazil)	14,300	44,165
Newell Brands, Inc.	11,199	288,822
Nikon Corp. (Japan)	10,300	163,692
NVR, Inc.*	69	204,954
Panasonic Corp. (Japan)	27,200	366,776
PulteGroup, Inc.	42,193	1,213,049
Redrow PLC (United Kingdom)	40,845	286,948
Rinnai Corp. (Japan)	700	61,692
Sampo Corp. (Taiwan)	114,000	51,012
Sangetsu Corp. (Japan)	3,300	66,785
SEB SA (France)	569	99,271
Sekisui Chemical Co. Ltd. (Japan)	8,000	136,085
Sekisui House Ltd. (Japan)	17,900	316,371
Shenzhen New Nanshan Holding Group Co. Ltd. (China) (Class A Stock)	20,522	12,443
Skyworth Digital Holdings Ltd. (Hong Kong)	354,000	157,533
Steinhoff Africa Retail Ltd. (South Africa), 144A*	59,585	72,442
Sumitomo Forestry Co. Ltd. (Japan)	7,900	119,399
Taiwan Sakura Corp. (Taiwan)	15,800	20,351
Tamron Co. Ltd. (Japan)	1,900	33,756
Tatung Co. Ltd. (Taiwan)*	205,000	181,772
TCL Electronics Holdings Ltd. (China)	47,000	22,345
Token Corp. (Japan)	540	47,582
Tsann Kuen China Enterprise Co. Ltd. (China) (Class B Stock)	8,000	3,397
Vestel Elektronik Sanayi ve Ticaret A/S (Turkey)*	10,325	20,017
Wuxi Little Swan Co. Ltd. (China) (Class B Stock)	18,500	110,488
Zeng Hsing Industrial Co. Ltd. (Taiwan)	3,000	12,687

		7,325,444

Household Products — 0.2%
Church & Dwight Co., Inc.	3,034	161,287
Clorox Co. (The)	479	64,785
Earth Corp. (Japan)	1,200	61,061
Essity AB (Sweden) (Class B Stock)	9,114	224,219
Henkel AG & Co. KGaA (Germany)	1,440	159,886
HRG Group, Inc.*	2,717	35,566
Kimberly-Clark Corp.	8,247	868,740

COMMON STOCKS (continued)	Shares	Value
Household Products (continued)
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	19,300	$32,623
NVC Lighting Holding Ltd. (China)	523,000	43,840
Pigeon Corp. (Japan)	800	38,878
Procter & Gamble Co. (The)	31,472	2,456,704
PZ Cussons PLC (United Kingdom)	13,379	39,723
Reckitt Benckiser Group PLC (United Kingdom)	5,730	470,804
Spectrum Brands Holdings, Inc.(a)	414	33,791
Unicharm Corp. (Japan)	500	15,032
Unilever Indonesia Tbk PT (Indonesia)	1,600	5,142
Vinda International Holdings Ltd. (Hong Kong)	16,000	27,735

		4,739,816

Independent Power & Renewable Electricity Producers — 0.1%
Aboitiz Power Corp. (Philippines)	81,000	52,755
AES Corp.	10,723	143,795
AES Gener SA (Chile)	208,376	51,632
AES Tiete Energia SA (Brazil), UTS	3,400	8,509
Beijing Jingneng Clean Energy Co. Ltd. (China) (Class H Stock)	288,000	66,708
CGN Power Co. Ltd. (China) (Class H Stock), 144A	1,664,000	429,662
China Datang Corp. Renewable Power Co. Ltd. (China) (Class H Stock)	542,000	92,323
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	543,000	436,198
China Power International Development Ltd. (China)	717,000	165,149
China Resources Power Holdings Co. Ltd. (China)	210,000	369,058
Cikarang Listrindo Tbk PT (Indonesia), 144A	41,900	3,449
CK Power PCL (Thailand)	217,800	24,692
Colbun SA (Chile)	574,591	118,542
Datang International Power Generation Co. Ltd. (China) (Class H Stock)*	244,000	74,447
Drax Group PLC (United Kingdom)	53,268	229,772
Electric Power Development Co. Ltd. (Japan)	6,500	167,767
Electricity Generating PCL (Thailand)	22,000	148,562
Engie Brasil Energia SA (Brazil)	3,700	32,468
ERG SpA (Italy)	3,236	70,582
Glow Energy PCL (Thailand)	23,500	67,209
Guangdong Electric Power Development Co. Ltd. (China) (Class B Stock)	74,220	26,851
Haitian Energy International Ltd. (China)*	264,000	6,674
Huadian Energy Co. Ltd. (China) (Class B Stock)*	97,400	30,776
Huadian Power International Corp. Ltd. (China) (Class H Stock)	152,000	59,980
Huaneng Power International, Inc. (China) (Class H Stock)	344,000	227,315
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	808,000	267,822
NRG Energy, Inc.	3,456	106,099
OGK-2 PJSC (Russia)	4,416,000	27,584

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Independent Power & Renewable Electricity Producers (continued)
Ratchaburi Electricity Generating Holding PCL (Thailand)	43,200	$66,841
Shanghai Lingyun Industries Development Co. Ltd. (China) (Class B Stock)*	7,000	4,456
SPCG PCL (Thailand)	48,000	27,956
Taiwan Cogeneration Corp. (Taiwan)	31,000	27,631
Thai Solar Energy PCL (Thailand) (Class F Stock)	74,970	6,470
Uniper SE (Germany)	7,936	236,277
Unipro PJSC (Russia)	659,000	30,511

		3,906,522

Industrial Conglomerates — 0.5%
3M Co.	4,263	838,617
Aboitiz Equity Ventures, Inc. (Philippines)	88,020	90,000
AG Anadolu Grubu Holding A/S (Turkey) (Class A Stock)	7,144	33,086
Alarko Holding A/S (Turkey)	6,149	6,126
Allied Electronics Corp. Ltd. (South Africa) (Class A Stock)*	8,842	10,008
Bera Holding A/S (Turkey)*	8,486	3,693
Berjaya Corp. Bhd (Malaysia)*	575,758	42,591
Bidvest Group Ltd. (The) (South Africa)	8,765	125,515
Carlisle Cos., Inc.	1,184	128,239
Chongqing Machinery & Electric Co. Ltd. (China) (Class H Stock)	266,000	23,989
CITIC Ltd. (China)	1,005,000	1,413,776
CJ Corp. (South Korea)	642	81,801
CK Hutchison Holdings Ltd. (Hong Kong)	88,000	931,570
DCC PLC (United Kingdom)	1,024	92,855
DMCI Holdings, Inc. (Philippines)	211,650	41,639
Dogan Sirketler Grubu Holding A/S (Turkey)*	115,851	24,496
Dubai Investments PJSC (United Arab Emirates)	383,827	198,784
Enka Insaat ve Sanayi A/S (Turkey)	68,753	69,848
Far Eastern New Century Corp. (Taiwan)	425,680	403,067
General Electric Co.	160,618	2,186,011
Grupo KUO SAB De CV (Mexico) (Class B Stock)	6,700	14,840
HAP Seng Consolidated Bhd (Malaysia)	16,500	40,036
Honeywell International, Inc.	6,724	968,592
Hong Leong Industries Bhd (Malaysia)	6,500	18,283
Hosken Consolidated Investments Ltd. (South Africa)	2,305	23,376
Industries Qatar QSC (Qatar)	7,751	228,013
Italmobiliare SpA (Italy)	1,700	41,637
Jardine Matheson Holdings Ltd. (Hong Kong)	4,818	303,598
Jardine Strategic Holdings Ltd. (Hong Kong)	4,932	179,665
JG Summit Holdings, Inc. (Philippines)	134,240	125,765
KAP Industrial Holdings Ltd. (South Africa)	63,967	34,803
KOC Holding A/S (Turkey)	35,477	109,621
LG Corp. (South Korea)	4,874	315,102
Lotte Corp. (South Korea)*	1,302	66,835
LT Group, Inc. (Philippines)	172,400	58,520
Mytilineos Holdings SA (Greece)	9,180	91,889
Nolato AB (Sweden) (Class B Stock)	3,151	253,549
NWS Holdings Ltd. (Hong Kong)	75,000	129,430

COMMON STOCKS (continued)	Shares	Value
Industrial Conglomerates (continued)
Reunert Ltd. (South Africa)	3,396	$19,919
Rheinmetall AG (Germany)	5,203	572,447
Roper Technologies, Inc.	1,142	315,089
San Miguel Corp. (Philippines)	48,020	124,038
Seibu Holdings, Inc. (Japan)	7,500	126,298
Shanghai Industrial Holdings Ltd. (China)	62,000	144,045
Siemens AG (Germany)	16,149	2,127,728
SK Holdings Co. Ltd. (South Korea)*	915	212,458
SM Investments Corp. (Philippines)	10,590	173,729
Smiths Group PLC (United Kingdom)	6,409	143,161

		13,708,177

Insurance — 1.3%
Admiral Group PLC (United Kingdom)	4,300	108,069
Aflac, Inc.	13,570	583,781
AIA Group Ltd. (Hong Kong)	427,200	3,721,515
Alleghany Corp.	486	279,435
Allianz SE (Germany)	10,320	2,126,487
Allstate Corp. (The)	25,388	2,317,163
American Financial Group, Inc.	2,570	275,838
American International Group, Inc.	27,984	1,483,712
AmTrust Financial Services, Inc.	3,148	45,866
Aon PLC	2,416	331,403
Arch Capital Group Ltd.*	39,981	1,057,897
Argo Group International Holdings Ltd.	1,990	115,719
Arthur J Gallagher & Co.	1,988	129,777
Aspen Insurance Holdings Ltd. (Bermuda)	2,098	85,389
ASR Nederland NV (Netherlands)	4,272	173,960
Assicurazioni Generali SpA (Italy)	34,294	573,327
Assurant, Inc.	1,548	160,203
Assured Guaranty Ltd.	41,984	1,500,088
Athene Holding Ltd. (Class A Stock)*	11,315	496,050
Axis Capital Holdings Ltd.	2,953	164,246
BB Seguridade Participacoes SA (Brazil)	13,000	82,513
Beazley PLC (United Kingdom)	19,299	148,718
Brighthouse Financial, Inc.*	6,153	246,551
Brown & Brown, Inc.	4,604	127,669
Cathay Financial Holding Co. Ltd. (Taiwan)	690,000	1,215,368
China Life Insurance Co. Ltd. (Taiwan)	180,940	190,276
China Reinsurance Group Corp. (China) (Class H Stock)	1,404,000	307,299
Chubb Ltd.	7,801	990,883
Cincinnati Financial Corp.	1,789	119,613
Dai-ichi Life Holdings, Inc. (Japan)	38,700	688,769
DB Insurance Co. Ltd. (South Korea)	2,846	150,719
Dhipaya Insurance PCL (Thailand)	16,000	10,531
Everest Re Group Ltd.	982	226,331
Fairfax Financial Holdings Ltd. (Canada)	600	336,208
First American Financial Corp.	4,951	256,066
FNF Group	5,735	215,751
Gjensidige Forsikring ASA (Norway)	3,180	52,061
Great-West Lifeco, Inc. (Canada)	6,200	152,424
Grupo Catalana Occidente SA (Spain)	2,562	113,907
Hannover Rueck SE (Germany)	1,601	199,039
Hanover Insurance Group, Inc. (The)	1,476	176,471
Hanwha Life Insurance Co. Ltd. (South Korea)	21,652	102,915
Harel Insurance Investments & Financial Services Ltd. (Israel)	10,308	77,401

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Hartford Financial Services Group, Inc. (The)	9,110	$465,794
Hiscox Ltd. (United Kingdom)	10,993	220,618
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	4,378	132,570
Insurance Australia Group Ltd. (Australia)	31,509	198,781
Intact Financial Corp. (Canada)	1,900	134,770
Japan Post Holdings Co. Ltd. (Japan)	27,600	302,048
Kemper Corp.	2,112	159,773
Korean Reinsurance Co. (South Korea)	9,661	102,602
Lancashire Holdings Ltd. (United Kingdom)	12,114	90,522
Liberty Holdings Ltd. (South Africa)	6,610	56,118
Loews Corp.	6,345	306,337
Manulife Financial Corp. (Canada)	36,400	653,990
Markel Corp.*	293	317,715
Marsh & McLennan Cos., Inc.	3,289	269,599
Mercuries & Associates Holding Ltd. (Taiwan)	47,561	37,810
Mercuries Life Insurance Co. Ltd. (Taiwan)*	120,460	64,536
Mercury General Corp.	1,354	61,688
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	4,872	1,024,305
NN Group NV (Netherlands)(a)	12,971	526,058
Old Republic International Corp.	5,655	112,591
Panin Financial Tbk PT (Indonesia)*	1,534,700	21,822
Porto Seguro SA (Brazil)	4,100	42,801
Poste Italiane SpA (Italy), 144A	15,203	126,894
Power Corp. of Canada (Canada)	9,300	208,262
Power Financial Corp. (Canada)	4,800	112,273
Powszechny Zaklad Ubezpieczen SA (Poland)	25,574	265,139
Primerica, Inc.	1,120	111,552
ProAssurance Corp.	1,397	49,524
Progressive Corp. (The)	40,537	2,397,764
QBE Insurance Group Ltd. (Australia)	31,299	225,329
Qualitas Controladora SAB de CV (Mexico)	10,400	25,644
Rand Merchant Investment Holdings Ltd. (South Africa)	24,047	65,361
Reinsurance Group of America, Inc.	5,651	754,295
RenaissanceRe Holdings Ltd. (Bermuda)	1,184	142,459
RSA Insurance Group PLC (United Kingdom)	26,336	235,531
Sampo OYJ (Finland) (Class A Stock)	6,364	309,932
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	928	219,881
Samsung Life Insurance Co. Ltd. (South Korea)	2,705	238,789
Santam Ltd. (South Africa)	286	5,933
SCOR SE (France)	7,939	293,593
Shin Kong Financial Holding Co. Ltd. (Taiwan)	1,049,727	403,779
Shinkong Insurance Co. Ltd. (Taiwan)	48,000	55,855
Societa Cattolica di Assicurazioni SC (Italy)	10,596	88,188
Sony Financial Holdings, Inc. (Japan)	5,400	102,887
Stewart Information Services Corp.	1,044	44,965
Sul America SA (Brazil), UTS	13,302	63,631
Suncorp Group Ltd. (Australia)	16,754	180,684
Swiss Re AG (Switzerland)	10,885	950,357

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Syarikat Takaful Malaysia Keluarga Bhd (Malaysia)	5,300	$5,172
T&D Holdings, Inc. (Japan)	13,600	203,974
Talanx AG (Germany)	2,031	73,989
Thaire Life Assurance PCL (Thailand) (Class F Stock)	71,600	15,774
Third Point Reinsurance Ltd. (Bermuda)*	3,991	49,888
Torchmark Corp.	4,803	391,012
Travelers Cos., Inc. (The)	4,545	556,035
Trisura Group Ltd. (Canada)*	67	1,356
UnipolSai Assicurazioni SpA (Italy)	28,220	62,235
Validus Holdings Ltd.	1,246	84,230
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	2,905	79,024
W.R. Berkley Corp.	1,945	140,837
White Mountains Insurance Group Ltd.	1,614	1,463,269
Willis Towers Watson PLC	1,060	160,695
Wiz Solucoes e Corretagem de Seguros SA (Brazil)	1,100	2,322
XL Group Ltd. (Bermuda)	6,999	391,594
Zurich Insurance Group AG (Switzerland)	3,129	925,339

		39,505,502

Internet & Direct Marketing Retail — 0.3%
Amazon.com, Inc.*	2,922	4,966,816
ASKUL Corp. (Japan)	700	22,662
B2W Cia Digital (Brazil)*	1,200	8,298
boohoo.com PLC (United Kingdom)*	21,668	55,432
Booking Holdings, Inc.*	200	405,418
Ctrip.com International Ltd. (China), ADR*	22,600	1,076,437
Expedia Group, Inc.	1,639	196,992
momo.com, Inc. (Taiwan)	2,000	14,168
Netflix, Inc.*	1,881	736,280
On the Beach Group PLC (United Kingdom), 144A	2,694	17,769
Qurate Retail, Inc.*	10,089	214,089
Takkt AG (Germany)	11,607	211,811

		7,926,172

Internet Software & Services — 1.0%
Addcn Technology Co. Ltd. (Taiwan)	1,032	9,298
Akamai Technologies, Inc.*	2,044	149,682
Alibaba Group Holding Ltd. (China), ADR*(a)	26,600	4,935,097
Alphabet, Inc. (Class A Stock)*	3,422	3,864,088
Alphabet, Inc. (Class C Stock)*	3,556	3,967,252
Autohome, Inc. (China), ADR	1,400	141,399
Baidu, Inc. (China), ADR*	10,100	2,454,299
Blucora, Inc.*	3,340	123,579
Cars.com, Inc.*(a)	2,180	61,890
carsales.com Ltd. (Australia)	34,039	380,484
COOKPAD, Inc. (Japan)	5,900	27,168
Dip Corp. (Japan)	1,200	30,780
eBay, Inc.*	12,197	442,263
Facebook, Inc. (Class A Stock)*	40,209	7,813,413
Fang Holdings Ltd. (China), ADR*	9,700	37,635
Gree, Inc. (Japan)*	47,100	251,907
GrubHub, Inc.*	350	36,719
j2 Global, Inc.	1,051	91,027

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Internet Software & Services (continued)
Kakaku.com, Inc. (Japan)	2,200	$49,540
Liquidity Services, Inc.*	762	4,991
Mail.Ru Group Ltd. (Russia), GDR*	5,559	160,802
Moneysupermarket.com Group PLC (United Kingdom)	10,762	44,673
NAVER Corp. (South Korea)	283	193,658
NetEase, Inc. (China), ADR	2,800	707,476
NetEnt AB (Sweden)*	20,430	108,516
NIC, Inc.	1,542	23,978
OneMarket Ltd. (Australia)*	1,723	1,632
PChome Online, Inc. (Taiwan)	5,000	21,010
REA Group Ltd. (Australia)	1,251	83,956
Renren, Inc. (China), ADR(a)	2,520	6,224
Sohu.com Ltd. (China), ADR*	1,100	39,050
Stamps.com, Inc.*	263	66,552
Tencent Holdings Ltd. (China)	83,700	4,203,029
Tian Ge Interactive Holdings Ltd. (China), 144A	40,000	29,615
Twitter, Inc.*	3,512	153,369
XING SE (Germany)	342	110,140
Yahoo Japan Corp. (Japan)(a)	19,500	64,601
Yandex NV (Russia) (Class A Stock)*	3,900	140,009
Zillow Group, Inc. (Class C Stock)*(a)	937	55,339

		31,086,140

IT Services — 0.7%
Accenture PLC (Class A Stock)	4,719	771,981
AGTech Holdings Ltd. (Hong Kong)*	48,000	4,885
Alliance Data Systems Corp.	1,017	237,164
Alten SA (France)	2,283	234,683
Amadeus IT Group SA (Spain)	3,424	269,238
Amdocs Ltd.	3,147	208,300
Atea ASA (Norway)*	10,407	149,871
Atos SE (France)	2,378	323,353
Automatic Data Processing, Inc.	2,592	347,691
Bechtle AG (Germany)	1,376	105,764
Black Knight, Inc.*	1,489	79,736
Booz Allen Hamilton Holding Corp.	2,260	98,830
Broadridge Financial Solutions, Inc., ADR	1,717	197,627
CACI International, Inc. (Class A Stock)*	665	112,086
CANCOM SE (Germany)	4,816	489,360
Cardtronics PLC (Class A Stock)*	943	22,802
CGI Group, Inc. (Canada) (Class A Stock)*	32,600	2,065,878
Cielo SA (Brazil)	25,808	110,204
Cognizant Technology Solutions Corp. (Class A Stock)	4,882	385,629
Computershare Ltd. (Australia)	6,445	87,797
Conduent, Inc.*	7,215	131,097
Convergys Corp.	4,117	100,619
CoreLogic, Inc.*	2,051	106,447
Digital China Holdings Ltd. (Hong Kong)*	93,000	50,872
DTS Corp. (Japan)	1,300	48,228
EOH Holdings Ltd. (South Africa)	7,265	17,215
ExlService Holdings, Inc.*	797	45,118
Fidelity National Information Services, Inc.	3,710	393,371
Fiserv, Inc.*	3,686	273,096
Fujitsu Ltd. (Japan)	266,000	1,609,703
Genpact Ltd.	2,499	72,296
Global Payments, Inc.	1,820	202,912

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Indra Sistemas SA (Spain)*	3,885	$46,344
Ines Corp. (Japan)	7,200	68,871
Infocom Corp. (Japan)	5,400	147,939
Information Services International-Dentsu Ltd. (Japan)	600	18,046
International Business Machines Corp.	27,797	3,883,241
InterXion Holding NV (Netherlands)*	1,507	94,067
Itochu Techno-Solutions Corp. (Japan)	2,300	39,674
Jack Henry & Associates, Inc.	581	75,739
Kanematsu Electronics Ltd. (Japan)	3,200	117,125
Leidos Holdings, Inc.	1,836	108,323
Luxoft Holding, Inc.*	1,400	51,589
Mastercard, Inc. (Class A Stock)	3,393	666,792
Matrix IT Ltd. (Israel)	3,596	38,341
Mitsubishi Research Institute, Inc. (Japan)	1,000	45,722
NEC Networks & System Integration Corp. (Japan)	4,300	96,645
Net 1 UEPS Technologies, Inc. (South Africa)*	5,400	49,032
NET One Systems Co. Ltd. (Japan)	14,300	245,498
Nihon Unisys Ltd. (Japan)	3,000	75,233
Nomura Research Institute Ltd. (Japan)	1,646	79,636
NS Solutions Corp. (Japan)	2,000	50,303
NTT Data Corp. (Japan)	12,000	138,035
Obic Co. Ltd. (Japan)	300	24,785
Otsuka Corp. (Japan)	1,600	62,636
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*	1,500	41,625
Paychex, Inc.	2,141	146,337
QIWI PLC (Russia), ADR(a)	3,000	47,250
Reply SpA (Italy)	2,426	164,514
Science Applications International Corp.	779	63,044
SCSK Corp. (Japan)	1,400	65,006
SONDA SA (Chile)	31,878	47,325
Systex Corp. (Taiwan)	23,000	49,687
Tieto OYJ (Finland)	3,901	126,069
TIS, Inc. (Japan)	13,500	620,399
TKC Corp. (Japan)	2,100	78,199
Total System Services, Inc.	1,955	165,237
TravelSky Technology Ltd. (China) (Class H Stock)	102,000	296,069
Visa, Inc. (Class A Stock)(a)	16,454	2,179,332
Western Union Co. (The)	5,527	112,364
Wirecard AG (Germany)	12,627	2,020,581
Worldpay, Inc. (Class A Stock)*	1,895	154,973
Zuken, Inc. (Japan)	3,000	48,701

		22,004,181

Leisure Products — 0.1%
Accell Group (Netherlands)	2,809	59,978
Amer Sports OYJ (Finland)*	6,915	217,437
American Outdoor Brands Corp.*	1,861	22,388
Bandai Namco Holdings, Inc. (Japan)	3,500	144,170
Beneteau SA (France)	3,311	62,026
Daikoku Denki Co. Ltd. (Japan)	1,000	16,829
Fields Corp. (Japan)	8,900	83,946
Giant Manufacturing Co. Ltd. (Taiwan)	17,000	71,818
Goodbaby International Holdings Ltd. (China)	166,000	100,386

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Leisure Products (continued)
Hasbro, Inc.	902	$83,264
Heiwa Corp. (Japan)	4,100	98,901
Johnson Health Tech Co. Ltd. (Taiwan)	7,000	7,022
KMC Kuei Meng International, Inc. (Taiwan)	3,000	13,571
Mars Engineering Corp. (Japan)	7,200	169,383
Mattel, Inc.(a)	4,931	80,967
Merida Industry Co. Ltd. (Taiwan)	8,000	39,976
Mizuno Corp. (Japan)	6,400	238,946
Sankyo Co. Ltd. (Japan)	500	19,552
Sega Sammy Holdings, Inc. (Japan)	4,400	75,308
Shanghai Phoenix Enterprise Group Co. Ltd. (China) (Class B Stock)*	3,700	2,165
Shimano, Inc. (Japan)	800	117,396
Sturm Ruger & Co., Inc.	471	26,376
Technogym SpA (Italy), 144A	3,340	39,420
Tomy Co. Ltd. (Japan)	2,400	19,893
Topkey Corp. (Taiwan)	6,000	16,506
Vista Outdoor, Inc.*	2,962	45,881
Yamaha Corp. (Japan)	2,700	140,124
Zhonglu Co. Ltd. (China) (Class B Stock)*	15,800	12,584

		2,026,213

Life Sciences Tools & Services — 0.2%
Bio-Techne Corp.	1,079	159,638
Charles River Laboratories International, Inc.*	868	97,442
CMIC Holdings Co. Ltd. (Japan)	400	8,280
EPS Holdings, Inc. (Japan)	9,300	198,984
Eurofins Scientific SE (Luxembourg)	146	80,973
Gerresheimer AG (Germany)	3,468	280,575
ICON PLC*	995	131,867
Illumina, Inc.*	488	136,294
IQVIA Holdings, Inc.*	1,413	141,046
Lonza Group AG (Switzerland)*	3,632	959,743
PerkinElmer, Inc.	1,800	131,814
QIAGEN NV*	4,233	153,443
Siegfried Holding AG (Switzerland)*	1,760	703,566
Tecan Group AG (Switzerland)	2,964	719,316
Thermo Fisher Scientific, Inc.	3,061	634,056
Waters Corp.*	729	141,127

		4,678,164

Machinery — 0.6%
Aalberts Industries NV (Netherlands)	9,117	435,524
AGCO Corp.	1,817	110,328
Alfa Laval AB (Sweden)	5,426	128,096
Allison Transmission Holdings, Inc.	3,204	129,730
Alstom SA (France)	3,786	173,696
Amada Holdings Co. Ltd. (Japan)	14,700	141,081
ANDRITZ AG (Austria)	1,011	53,584
Asahi Diamond Industrial Co. Ltd. (Japan)	2,500	17,624
Atlas Copco AB (Sweden) (Class A Stock)	3,734	108,139
Atlas Copco AB (Sweden) (Class B Stock)	37,040	964,959
Bando Chemical Industries Ltd. (Japan)	10,100	111,282
Biesse SpA (Italy)	2,750	106,987
Bobst Group SA (Switzerland)	2,017	206,232
Caterpillar, Inc.	9,669	1,311,793
China Conch Venture Holdings Ltd. (China)	160,000	583,958

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
China International Marine Containers Group Co. Ltd. (China) (Class H Stock)	31,200	$40,775
CNH Industrial NV (United Kingdom)	14,356	151,650
Construcciones y Auxiliar de Ferrocarriles SA (Spain)	3,248	155,440
CRRC Corp. Ltd. (China) (Class H Stock)	133,000	103,022
CSBC Corp. Taiwan (Taiwan)*	68,000	39,759
Deere & Co.	3,387	473,503
Deutz AG (Germany)	9,013	69,345
Donaldson Co., Inc.	1,801	81,261
Ebara Corp. (Japan)	11,200	347,492
Epiroc AB (Sweden) (Class A Stock)*	3,734	39,184
Epiroc AB (Sweden) (Class B Stock)*	10,051	92,018
EVA Precision Industrial Holdings Ltd. (Hong Kong)	154,000	17,605
FANUC Corp. (Japan)	1,700	336,960
Fortive Corp.	3,300	254,463
Fuji Corp. (Japan)	2,200	39,382
Fujitec Co. Ltd. (Japan)	5,100	62,764
GEA Group AG (Germany)	4,007	134,949
Georg Fischer AG (Switzerland)	347	443,114
Glory Ltd. (Japan)	3,200	89,411
Grupo Rotoplas SAB de CV (Mexico)*	9,700	12,767
Haitian International Holdings Ltd. (China)	32,000	75,414
Hillenbrand, Inc.	2,853	134,519
Hoshizaki Corp. (Japan)	900	90,956
Huangshi Dongbei Electrical Appliance Co. Ltd. (China) (Class B Stock)	10,300	12,185
Illinois Tool Works, Inc.	2,561	354,801
Ingersoll-Rand PLC	328	29,431
Interpump Group SpA (Italy)	4,423	137,113
Iochpe Maxion SA (Brazil)	3,300	17,795
Kama Co. Ltd. (China) (Class B Stock)*	15,000	8,980
Kardex AG (Switzerland)*	2,435	336,946
Kepler Weber SA (Brazil)*	1,500	3,866
King Slide Works Co. Ltd. (Taiwan)	2,000	28,228
Kinik Co. (Taiwan)	3,000	6,939
Kone OYJ (Finland) (Class B Stock)	3,974	202,060
Krones AG (Germany)(a)	800	103,155
Kurita Water Industries Ltd. (Japan)	4,800	136,715
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	18,300	279,215
Makino Milling Machine Co. Ltd. (Japan)	44,000	341,325
Makita Corp. (Japan)	4,300	192,352
MAN SE (Germany)	155	17,540
Mirle Automation Corp. (Taiwan)	14,581	20,526
Mitsubishi Heavy Industries Ltd. (Japan)	10,400	378,054
Morgan Advanced Materials PLC (United Kingdom)	4,034	17,370
Nak Sealing Technologies Corp. (Taiwan)	3,000	8,646
Noritake Co. Ltd. (Japan)	600	33,202
NTN Corp. (Japan)	67,500	276,270
OC Oerlikon Corp. AG (Switzerland)*	16,287	248,128
Oiles Corp. (Japan)	5,560	105,666
OKUMA Corp. (Japan)	2,800	147,641
Otokar Otomotiv Ve Savunma Sanayi A.S. (Turkey)	96	1,576
Pfeiffer Vacuum Technology AG (Germany)	185	30,421
Rechi Precision Co. Ltd. (Taiwan)	35,360	37,550
Rotork PLC (United Kingdom)	16,105	70,929

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
San Shing Fastech Corp. (Taiwan)	7,000	$12,876
Sandvik AB (Sweden)	28,326	500,266
Sany Heavy Equipment International Holdings Co. Ltd. (China)	97,000	35,622
Schindler Holding AG (Switzerland), (XBRN)	247	53,032
Shang Gong Group Co. Ltd. (China) (Class B Stock)*	5,600	3,714
Shanghai Diesel Engine Co. Ltd. (China) (Class B Stock)	13,200	8,109
Shanghai Highly Group Co. Ltd. (China) (Class B Stock)	8,800	7,285
Shanghai Mechanical and Electrical Industry Co. Ltd. (China) (Class B Stock)	11,800	21,624
Shanghai Zhenhua Heavy Industries Co. Ltd. (China) (Class B Stock)	21,100	9,927
Shin Zu Shing Co. Ltd. (Taiwan)	18,000	53,005
Shinmaywa Industries Ltd. (Japan)	8,700	102,052
Sinmag Equipment Corp. (Taiwan)	1,000	5,002
Sinotruk Hong Kong Ltd. (China)	67,000	109,836
Sintokogio Ltd. (Japan)	6,900	61,077
SKF AB (Sweden) (Class B Stock)	8,341	154,411
SKP Resources Bhd (Malaysia)	18,600	6,441
Snap-on, Inc.	908	145,934
Spirax-Sarco Engineering PLC (United Kingdom)	7,623	653,699
Stanley Black & Decker, Inc.	1,999	265,487
Star Micronics Co. Ltd. (Japan)	6,200	95,862
Sunonwealth Electric Machine Industry Co. Ltd. (Taiwan)	9,000	12,737
Syncmold Enterprise Corp. (Taiwan)	12,000	24,585
Takuma Co. Ltd. (Japan)	2,200	26,754
Tong-Tai Machine & Tool Co. Ltd. (Taiwan)	13,240	9,464
Toro Co. (The)	20,835	1,255,309
Tsubakimoto Chain Co. (Japan)	10,000	79,311
Turk Traktor ve Ziraat Makineleri A/S (Turkey)	185	2,094
United Wagon Co. PJSC (Russia)*	2,217	22,758
Valmet OYJ (Finland)	18,836	362,054
Vesuvius PLC (United Kingdom)	35,012	275,227
Volvo AB (Sweden) (Class B Stock)	60,573	962,694
Vossloh AG (Germany)	1,276	62,117
Wacker Neuson SE (Germany)	1,254	31,770
WEG SA (Brazil)	15,106	62,790
Wellcall Holdings Bhd (Malaysia)	13,950	4,514
Xylem, Inc.	2,390	161,038
Yangzijiang Shipbuilding Holdings Ltd. (China)	203,500	134,690
Yungtay Engineering Co. Ltd. (Taiwan)	23,000	36,484

		17,285,042

Marine — 0.0%
Chinese Maritime Transport Ltd. (Taiwan)	14,000	12,940
Chu Kong Shipping Enterprises Group Co. Ltd. (China)	82,000	19,721
Cia Sud Americana de Vapores SA (Chile)*	1,600,165	45,307
Clarkson PLC (United Kingdom)	2,253	68,253
COSCO Shipping Energy Transportation Co. Ltd. (China) (Class H Stock)	122,000	58,649

COMMON STOCKS (continued)	Shares	Value
Marine (continued)
COSCO Shipping Holdings Co. Ltd. (China) (Class H Stock)*	87,500	$39,996
Costamare, Inc. (Monaco)(a)	10,400	82,991
Dfds A/S (Denmark)	1,092	69,508
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)*	193,468	82,366
Grindrod Ltd. (South Africa)*	44,152	30,184
Grindrod Shipping Holdings Ltd. (South Africa)*	1,103	11,579
Kawasaki Kisen Kaisha Ltd. (Japan)*	4,100	75,690
Kuehne + Nagel International AG (Switzerland)	418	62,751
Matson, Inc.	667	25,599
MISC Bhd (Malaysia)	119,100	174,485
Qatar Navigation QSC (Qatar)	12,033	214,886
Seaspan Corp. (Hong Kong)(a)	10,800	109,943
Sincere Navigation Corp. (Taiwan)	35,000	17,552
Sinotrans Shipping Ltd. (China)	235,500	61,982
SITC International Holdings Co. Ltd. (China)	73,000	81,325
Stolt-Nielsen Ltd. (Norway)	3,470	53,953
U-Ming Marine Transport Corp. (Taiwan)	32,000	35,121
Wallenius Wilhelmsen Logistics (Norway)*	5,713	26,630
Wisdom Marine Lines Co. Ltd. (Taiwan)*	61,857	58,190
Yang Ming Marine Transport Corp. (Taiwan)*	63,534	18,736

		1,538,337

Media — 0.7%
AirMedia Group, Inc. (China), ADR*(a)	8,600	5,417
Alibaba Pictures Group Ltd. (Hong Kong)*	1,850,000	202,278
AMC Entertainment Holdings, Inc. (Class A Stock)	1,394	22,165
Asian Pay Television Trust (Singapore), UTS	270,100	80,269
Avex, Inc. (Japan)	2,700	37,441
Axel Springer SE (Germany)	1,190	85,996
Cable One, Inc.	113	82,862
CBS Corp. (Class B Non-Voting Stock)	7,327	411,924
Charter Communications, Inc. (Class A Stock)*(a)	2,935	860,572
Cheil Worldwide, Inc. (South Korea)	4,279	79,246
Cinemark Holdings, Inc.	2,047	71,809
Cineplex, Inc. (Canada)	1,600	35,514
Cineworld Group PLC (United Kingdom)	13,648	47,636
Cogeco Communications, Inc. (Canada)	800	39,627
Comcast Corp. (Class A Stock)	124,405	4,081,728
Corus Entertainment, Inc. (Canada) (Class B Stock)	5,600	21,128
Criteo SA (France), ADR*	1,093	35,905
CyberAgent, Inc. (Japan)	1,000	59,973
Cyfrowy Polsat SA (Poland)	18,897	116,338
Daiichikosho Co. Ltd. (Japan)	6,400	308,846
Dentsu, Inc. (Japan)	4,700	222,488
DISH Network Corp. (Class A Stock)*	4,504	151,379
Eutelsat Communications SA (France)	5,002	103,518
Fuji Media Holdings, Inc. (Japan)	2,400	40,954
Gannett Co., Inc.	4,974	53,222
GCI Liberty, Inc. (Class A Stock)*	1,185	53,420
GEDI Gruppo Editoriale SpA (Italy)*	2,363	899

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Media (continued)
Grupo Televisa SAB (Mexico), ADR	16,380	$310,401
Hakuhodo DY Holdings, Inc. (Japan)	6,000	96,204
IMAX China Holding, Inc. (Hong Kong), 144A	6,300	19,136
Interpublic Group of Cos., Inc. (The)	37,447	877,757
IPSOS (France)	9,428	321,725
JCDecaux SA (France)	2,493	83,245
John Wiley & Sons, Inc. (Class A Stock)	1,870	116,688
Kinepolis Group NV (Belgium)	1,237	78,318
Lagardere SCA (France)	4,156	109,504
Liberty Broadband Corp. (Class C Stock)*	2,755	208,609
Liberty Global PLC (United Kingdom) (Class C Stock)*	5,662	150,666
Liberty Latin America Ltd. (Chile) (Class A Stock)*	843	16,118
Liberty Latin America Ltd. (Chile) (Class C Stock)*	2,683	51,997
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	1,668	61,933
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	859	38,698
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	5,270	239,047
Madison Square Garden Co. (The) (Class A Stock)*	200	62,038
Major Cineplex Group PCL (Thailand)	21,900	16,253
Media Prima Bhd (Malaysia)*	116,500	13,858
Mediaset Espana Comunicacion SA (Spain)	9,502	79,871
Megacable Holdings SAB de CV (Mexico), UTS	28,900	119,076
Meredith Corp.	521	26,571
Multiplus SA (Brazil)	500	3,786
Naspers Ltd. (South Africa) (Class N Stock)	6,693	1,687,599
News Corp. (Class A Stock)	29,206	452,693
Nine Entertainment Co. Holdings Ltd. (Australia)	127,248	233,338
Nippon Television Holdings, Inc. (Japan)	2,300	38,766
NOS SGPS SA (Portugal)	13,553	74,132
Omnicom Group, Inc.(a)	2,454	187,167
Pearson PLC (United Kingdom)	59,589	693,954
Plan B Media PCL (Thailand) (Class F Stock)	55,000	10,115
ProSiebenSat.1 Media SE (Germany)	14,840	375,527
Proto Corp. (Japan)	1,100	14,397
Publicis Groupe SA (France)(a)	5,454	374,267
Quebecor, Inc. (Canada) (Class B Stock)	4,000	81,908
Scholastic Corp.	1,134	50,248
SES SA (Luxembourg)	11,681	213,526
Shaw Communications, Inc. (Canada) (Class B Stock)	6,400	130,371
Singapore Press Holdings Ltd. (Singapore)	48,000	91,472
SKY Perfect JSAT Holdings, Inc. (Japan)	14,800	70,506
Sky PLC (United Kingdom)	15,168	292,117
Surya Citra Media Tbk PT (Indonesia)	86,000	12,333
Television Broadcasts Ltd. (Hong Kong)	17,000	53,766
Toei Co. Ltd. (Japan)	700	71,646
Toho Co. Ltd. (Japan)	2,700	90,434
Tokyo Broadcasting System Holdings, Inc. (Japan)	1,000	22,425

COMMON STOCKS (continued)	Shares	Value
Media (continued)
TV Asahi Holdings Corp. (Japan)	2,900	$63,616
Twenty-First Century Fox, Inc. (Class A Stock)	12,557	623,957
VGI Global Media PCL (Thailand)	98,900	22,993
Viacom, Inc. (Class B Stock)	59,852	1,805,136
Visi Media Asia Tbk PT (Indonesia)*	286,200	3,794
Vivendi SA (France)	18,985	464,429
Walt Disney Co. (The)	32,194	3,374,253
Woongjin Thinkbig Co. Ltd. (South Korea)	7,791	42,702
Workpoint Entertainment PCL (Thailand)	6,700	7,628
WPP PLC (United Kingdom)	22,582	354,799

		22,500,067

Metals & Mining — 0.6%
Acacia Mining PLC (Tanzania)*	12,309	20,334
Agnico Eagle Mines Ltd. (Canada)	4,138	189,706
Alamos Gold, Inc. (Canada) (Class A Stock)	10,121	57,663
Alrosa PJSC (Russia)	173,400	276,486
Aneka Tambang Tbk (Indonesia)	656,300	40,662
AngloGold Ashanti Ltd. (South Africa), ADR	31,103	255,356
Aowei Holdings Ltd. (China)*	41,000	10,595
Araya Industrial Co. Ltd. (Japan)	2,600	48,834
ArcelorMittal (Luxembourg)	16,275	474,836
ArcelorMittal South Africa Ltd. (South Africa)*	23,812	3,677
Asahi Holdings, Inc. (Japan)	4,800	89,486
Assore Ltd. (South Africa)	871	18,637
Aurubis AG (Germany)	7,317	558,539
B2Gold Corp. (Canada)*	31,600	81,966
Barrick Gold Corp. (Canada)	27,900	366,510
Bengang Steel Plates Co. Ltd. (China) (Class B Stock)*	40,800	13,973
Centamin PLC (United Kingdom)	37,681	59,081
Centerra Gold, Inc. (Canada)*	10,100	56,160
Central Asia Metals PLC (United Kingdom)	2,567	8,493
Chiho Environmental Group Ltd. (Hong Kong)*	34,000	13,595
China Metal Products (Taiwan)	39,220	36,970
China Metal Resources Utilization Ltd. (China), 144A*	32,000	20,324
China Rare Earth Holdings Ltd. (China)*	146,000	7,805
China Silver Group Ltd. (China)*	154,000	25,298
China Steel Corp. (Taiwan)	976,013	758,182
China Zhongwang Holdings Ltd. (China)	260,800	137,763
Da Ming International Holdings Ltd. (China)*	32,000	10,400
Daido Steel Co. Ltd. (Japan)	1,600	73,868
Detour Gold Corp. (Canada)*	8,100	72,827
DRDGOLD Ltd. (South Africa)	39,313	10,421
Eldorado Gold Corp. (Canada)*	37,500	37,938
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	51,127	113,390
Feng Hsin Steel Co. Ltd. (Taiwan)	37,000	70,958
Ferrexpo PLC (Switzerland)	137,618	330,905
Franco-Nevada Corp. (Canada)	2,100	153,269
Freeport-McMoRan, Inc.	34,282	591,707
Gerdau SA (Brazil)	5,200	14,262
Gloria Material Technology Corp. (Taiwan)	70,080	43,532
Gold Fields Ltd. (South Africa), ADR	60,385	215,574
Goldcorp, Inc. (Canada)	30,800	422,881

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Grupa Kety SA (Poland)	346	$29,526
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	112,500	318,859
Grupo Simec SAB de CV (Mexico) (Class B Stock)*	3,100	9,726
Harmony Gold Mining Co. Ltd. (South Africa), ADR(a)	41,659	64,988
Hsin Kuang Steel Co. Ltd. (Taiwan)	14,000	17,845
IAMGOLD Corp. (Canada)*	18,600	108,376
Iluka Resources Ltd. (Australia)	115,148	951,100
Industrias CH SAB de CV (Mexico) (Class B Stock)*	4,800	20,785
Inner Mongolia Eerduosi Resourses Co. Ltd. (China) (Class B Stock)	60,700	59,636
JFE Holdings, Inc. (Japan)	26,800	506,190
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	82,000	104,121
Kinross Gold Corp. (Canada)*	40,000	150,610
Krakatau Steel Persero Tbk PT (Indonesia)*	415,500	13,210
Lundin Mining Corp. (Chile)	179,300	996,982
Magnitogorsk Iron & Steel Works (Russia), GDR	3,415	30,189
Magnitogorsk Iron & Steel Works PJSC (Russia)	57,100	38,664
Maruichi Steel Tube Ltd. (Japan)	4,100	138,941
MMC Norilsk Nickel PJSC (Russia), ADR(a)	19,360	347,511
Munsun Capital Group Ltd. (Hong Kong)*	123,000	5,017
Newcrest Mining Ltd. (Australia)	14,184	230,308
Newmont Mining Corp.	7,278	274,453
Nippon Light Metal Holdings Co. Ltd. (Japan)	176,500	395,980
Nisshin Steel Co. Ltd. (Japan)	7,100	97,854
North Mining Shares Co. Ltd. (Hong Kong)*	1,620,000	21,291
Northam Platinum Ltd. (South Africa)*	10,106	27,083
Northern Star Resources Ltd. (Australia)	18,084	97,901
Novolipetsk Steel PJSC (Russia), GDR	4,182	102,083
OZ Minerals Ltd. (Australia)	94,940	662,029
Pan African Resources PLC (United Kingdom)	108,685	10,739
Pan American Silver Corp. (Canada)	5,700	102,020
Paranapanema SA (Brazil)*	19,500	5,635
Philex Mining Corp. (Philippines)	159,100	13,402
Polymetal International PLC (Russia)	7,546	66,674
Randgold Resources Ltd. (United Kingdom), ADR	2,319	178,772
Rio Tinto Ltd. (Australia)	31,933	1,972,990
Royal Bafokeng Platinum Ltd. (South Africa)*	9,199	13,336
Royal Gold, Inc.	906	84,113
Salzgitter AG (Germany)	2,701	117,515
Sandfire Resources NL (Australia)	64,053	433,710
Severstal PJSC (Russia), GDR	7,300	107,091
Sibanye Gold Ltd. (South Africa), ADR*(a)	35,321	85,477
Sims Metal Management Ltd.	1,387	16,473
Southern Copper Corp. (Peru)	1,700	79,679
SSAB AB (Sweden) (Class B Stock)	59,936	225,022
St Barbara Ltd. (Australia)	17,441	62,720
Stalprodukt SA (Poland)	94	11,362
Steel Dynamics, Inc.	7,642	351,150

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
TA Chen Stainless Pipe (Taiwan)	68,008	$80,688
Tahoe Resources, Inc.	15,900	78,251
Thye Ming Industrial Co. Ltd. (Taiwan)	12,000	15,482
Tiangong International Co. Ltd. (China)	212,000	44,808
Ton Yi Industrial Corp. (Taiwan)	62,000	25,514
Tung Ho Steel Enterprise Corp. (Taiwan)	87,000	64,173
Vale SA (Brazil), ADR	121,500	1,557,630
voestalpine AG (Austria)	2,595	119,326
Wheaton Precious Metals Corp. (Canada)	9,200	203,084
Yamana Gold, Inc. (Brazil)	49,785	145,040
YC INOX Co. Ltd. (Taiwan)	37,900	33,054
Yeong Guan Energy Technology Group Co. Ltd. (Taiwan)	16,000	30,677
Yieh Phui Enterprise Co. Ltd. (Taiwan)	256,567	87,037
Yodogawa Steel Works Ltd. (Japan)	3,000	76,512
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	202,000	154,526
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	268,000	102,743

		18,370,546

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AG Mortgage Investment Trust, Inc.	3,230	60,692
AGNC Investment Corp.	10,030	186,458
Annaly Capital Management, Inc.	30,833	317,272
Apollo Commercial Real Estate Finance, Inc.(a)	1,886	34,476
ARMOUR Residential REIT, Inc.	2,595	59,192
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	2,058	64,683
Capstead Mortgage Corp.	9,568	85,634
Chimera Investment Corp.	7,123	130,208
Concentradora Hipotecaria SAPI de CV (Mexico)	36,300	29,884
CYS Investments, Inc.	9,221	69,158
Granite Point Mortgage Trust, Inc.	1,623	29,782
Invesco Mortgage Capital, Inc.	5,105	81,170
MTGE Investment Corp.	7,191	140,944
New Residential Investment Corp.	5,688	99,483
PennyMac Mortgage Investment Trust	4,136	78,543
Redwood Trust, Inc.	4,004	65,946
Starwood Property Trust, Inc.	5,936	128,871
Two Harbors Investment Corp.	6,813	107,645

		1,770,041

Multiline Retail — 0.1%
Aeon Co. M Bhd (Malaysia)	33,100	18,589
Big Lots, Inc.	694	28,995
Can Do Co. Ltd. (Japan)	2,100	33,180
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	1,200	156,635
Dollar General Corp.	2,828	278,841
Dollar Tree, Inc.*	3,897	331,245
Dollarama, Inc. (Canada)	900	34,887
Don Quijote Holdings Co. Ltd. (Japan)	1,100	52,799
Eslite Spectrum Corp. (The) (Taiwan)	1,000	4,407
Europris ASA (Norway), 144A*	11,817	35,286
Far Eastern Department Stores Ltd. (Taiwan)	127,000	81,393

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Multiline Retail (continued)
Fuji Co. Ltd. (Japan)	500	$10,452
Golden Eagle Retail Group Ltd. (China)	33,000	39,623
Grupo Sanborns SAB de CV (Mexico)	22,800	21,812
H2O Retailing Corp. (Japan)	5,400	86,050
Harvey Norman Holdings Ltd. (Australia)(a)	17,579	43,187
Hyundai Department Store Co. Ltd. (South Korea)	1,052	109,056
Isetan Mitsukoshi Holdings Ltd. (Japan)	17,700	220,823
Izumi Co. Ltd. (Japan)	1,000	61,711
J Front Retailing Co. Ltd. (Japan)	9,700	147,353
Kohl’s Corp.	2,275	165,848
Lifestyle China Group Ltd. (Hong Kong)*	79,000	32,536
Lojas Americanas SA (Brazil)	700	2,323
Lojas Renner SA (Brazil)	9,230	68,920
Lotte Shopping Co. Ltd. (South Korea)	902	170,076
Macy’s, Inc.	9,733	364,306
Magazine Luiza SA (Brazil)	800	26,317
Maoye International Holdings Ltd. (China)	163,000	16,541
Marisa Lojas SA (Brazil)*	5,210	5,202
Matahari Department Store Tbk PT (Indonesia)	46,600	28,540
Mitra Adiperkasa Tbk PT (Indonesia)	224,000	14,083
Next PLC (United Kingdom)	5,395	429,435
Nordstrom, Inc.	1,666	86,265
Parco Co. Ltd. (Japan)	2,700	29,383
Parkson Retail Group Ltd. (China)*	191,500	23,407
Poya International Co. Ltd. (Taiwan)	2,030	21,851
Ripley Corp. SA (Chile)	74,599	70,786
Robinson PCL (Thailand)	26,600	44,992
Ryohin Keikaku Co. Ltd. (Japan)	200	70,265
SACI Falabella (Chile)	32,287	295,892
Stockmann OYJ Abp (Finland) (Class B Stock)*(a)	4,409	20,624
Takashimaya Co. Ltd. (Japan)	18,000	153,997
Target Corp.	6,353	483,590
Woolworths Holdings Ltd. (South Africa)	22,300	89,915

		4,511,418

Multi-Utilities — 0.2%
A2A SpA (Italy)	38,200	66,122
AGL Energy Ltd. (Australia)	8,536	142,029
Ameren Corp.	2,997	182,367
Atco Ltd. (Canada) (Class I Stock)	3,200	98,776
Avista Corp.	710	37,389
Black Hills Corp.	1,279	78,288
Canadian Utilities Ltd. (Canada) (Class A Stock)	3,600	90,914
CenterPoint Energy, Inc.	7,000	193,970
Centrica PLC (United Kingdom)	73,436	152,481
CMS Energy Corp.	2,071	97,917
Consolidated Edison, Inc.	3,920	305,682
Dominion Energy, Inc.	5,942	405,126
DTE Energy Co.	2,370	245,603
Engie SA (France)	43,483	665,139
Hera SpA (Italy)	26,146	81,356
Iren SpA (Italy)	22,731	57,998
MDU Resources Group, Inc.	18,999	544,891
National Grid PLC (United Kingdom)	53,081	586,601
NiSource, Inc.	4,217	110,823

COMMON STOCKS (continued)	Shares	Value
Multi-Utilities (continued)
NorthWestern Corp.	1,555	$89,024
Public Service Enterprise Group, Inc.	7,265	393,327
Qatar Electricity & Water Co. QSC (Qatar)	1,209	62,411
SCANA Corp.	3,748	144,373
Sempra Energy	2,909	337,764
Suez (France)	6,843	88,521
Unitil Corp.	1,234	62,983
Vectren Corp.	1,976	141,185
Veolia Environnement SA (France)	11,782	251,770
WEC Energy Group, Inc.	1,745	112,814
YTL Corp. Bhd (Malaysia)	371,790	104,021
YTL Power International Bhd (Malaysia)	416,472	106,053

		6,037,718

Oil, Gas & Consumable Fuels — 2.0%
Agritrade Resources Ltd. (Hong Kong)	420,000	79,109
AltaGas Ltd. (Canada)	2,900	59,890
Andeavor	1,812	237,698
Antero Resources Corp.*	5,083	108,522
Bangchak Corp. PCL (Thailand)	43,900	42,368
Beach Energy Ltd. (Australia)	340,390	440,593
BP PLC (United Kingdom), ADR	51,501	2,351,536
Cabot Oil & Gas Corp.	2,636	62,737
Caltex Australia Ltd. (Australia)	3,972	95,589
Centennial Resource Development, Inc. (Class A Stock)*	3,194	57,684
Chevron Corp.	22,529	2,848,341
China Aviation Oil Singapore Corp. Ltd. (Singapore)	49,900	54,113
China Petroleum & Chemical Corp. (China) (Class H Stock)	2,583,200	2,312,267
China Suntien Green Energy Corp. Ltd. (China) (Class H Stock)	220,000	63,125
CNOOC Ltd. (China) (Class H Stock)	1,756,000	3,008,986
CNX Resources Corp.*	13,906	247,249
ConocoPhillips	4,548	316,632
Cosan SA Industria e Comercio (Brazil)	4,700	43,147
Cosmo Energy Holdings Co. Ltd. (Japan)	1,200	42,023
Delta Dunia Makmur Tbk PT (Indonesia)*	209,900	10,762
DNO ASA (Norway)*	356,762	656,748
E1 Corp. (South Korea)	1,513	92,696
Empresas COPEC SA (Chile)	10,893	166,712
Enagas SA (Spain)	3,660	106,749
Enbridge, Inc. (Canada), (NYSE)(a)	885	31,586
Enbridge, Inc. (Canada), (XTSE)	10,600	378,960
Energy Absolute PCL (Thailand)	27,400	27,048
Energy Earth PCL (Thailand)*^	235,500	1
Eni SpA (Italy)	149,048	2,763,558
EQT Corp.	1,914	105,615
Equinor ASA (Norway)	10,175	269,053
Esso Thailand PCL (Thailand)	106,000	37,095
Exxon Mobil Corp.	44,084	3,647,069
Formosa Petrochemical Corp. (Taiwan)	66,000	264,784
Galp Energia SGPS SA (Portugal) (Class B Stock)	44,654	849,483
GasLog Ltd. (Monaco)(a)	2,400	45,839
Gazprom Neft PJSC (Russia), ADR	3,676	94,106
Gazprom PJSC (Russia), ADR(a)	659,075	2,898,546
Gaztransport Et Technigaz SA (France)	232	14,199

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Grupa Lotos SA (Poland)	7,616	$115,391
Hellenic Petroleum SA (Greece)	7,135	59,531
HollyFrontier Corp.	29,064	1,988,850
Husky Energy, Inc. (Canada)	9,000	140,273
Idemitsu Kosan Co. Ltd. (Japan)	40,200	1,429,576
Indo Tambangraya Megah Tbk PT (Indonesia)	19,800	30,883
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	178,000	241,984
International Petroleum Corp. (Canada)*	18,705	124,861
Itochu Enex Co. Ltd. (Japan)	3,900	38,018
JXTG Holdings, Inc. (Japan)	135,600	940,762
Koninklijke Vopak NV (Netherlands)	1,751	80,707
Kunlun Energy Co. Ltd. (China)	316,000	275,977
LUKOIL PJSC (Russia), ADR(a)	36,692	2,516,799
Lundin Petroleum AB (Sweden)	20,079	637,309
Marathon Petroleum Corp.	26,402	1,852,364
MIE Holdings Corp. (Hong Kong)*	234,000	8,472
MOL Hungarian Oil & Gas PLC (Hungary)	36,507	351,293
Motor Oil Hellas Corinth Refineries SA (Greece)	5,250	105,403
Neste OYJ (Finland)	1,553	121,505
NewOcean Energy Holdings Ltd. (Hong Kong)*	218,000	44,419
Novatek PJSC (Russia), GDR	4,180	617,000
Occidental Petroleum Corp.	6,079	508,691
OMV AG (Austria)	17,545	992,307
Origin Energy Ltd. (Australia)*	102,226	758,226
Parkland Fuel Corp. (Canada)	2,100	51,595
PetroChina Co. Ltd. (China) (Class H Stock)	1,666,000	1,269,183
Petron Corp. (Philippines)	166,500	27,701
Petronas Dagangan Bhd (Malaysia)	6,300	38,713
Peyto Exploration & Development Corp. (Canada)(a)	11,500	88,525
Phillips 66	19,226	2,159,272
Pilipinas Shell Petroleum Corp. (Philippines)	42,620	40,971
Polski Koncern Naftowy ORLEN SA (Poland)	20,758	464,918
Qatar Gas Transport Co. Ltd. (Qatar)	23,428	101,800
QGEP Participacoes SA (Brazil)	9,300	35,393
Range Resources Corp.	7,832	131,029
Repsol SA (Spain)	30,727	599,764
Rosneft Oil Co. PJSC (Russia), GDR	79,910	497,927
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	86,346	2,996,592
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	4,264	147,572
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	73,374	2,627,741
Saras SpA (Italy)	143,050	345,742
Semirara Mining & Power Corp. (Philippines)	67,900	38,539
Shanxi Guoxin Energy Corp. Ltd. (China) (Class B Stock)*	26,300	16,627
Ship Finance International Ltd. (Norway)(a)	2,230	33,339
Showa Shell Sekiyu KK (Japan)	9,400	140,050
Sinanen Holdings Co. Ltd. (Japan)	1,900	47,919
Sinopec Kantons Holdings Ltd. (China)	90,000	42,440
SK Gas Ltd. (South Korea)	911	76,737

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Snam SpA (Italy)	22,970	$95,725
Star Petroleum Refining PCL (Thailand)	160,500	62,933
StealthGas, Inc. (Greece)*	7,500	29,475
Sugih Energy Tbk PT (Indonesia)*	660,500	507
Suncor Energy, Inc. (Canada)	56,700	2,307,420
Surgutneftegas OJSC (Russia), ADR(a)	158,930	708,510
Tethys Oil AB (Sweden)	8,140	91,881
Thai Oil PCL (Thailand)	56,500	132,451
TOTAL SA (France)	42,775	2,597,548
TransCanada Corp. (Canada)	8,200	354,783
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	3,738	88,113
Ultrapar Participacoes SA (Brazil)	6,800	80,532
United Tractors Tbk PT (Indonesia)	47,300	104,151
Valero Energy Corp.	5,171	573,102
Washington H Soul Pattinson & Co. Ltd. (Australia)	11,373	173,873
Whitehaven Coal Ltd. (Australia)	136,716	583,604
World Fuel Services Corp.	1,498	30,574

		58,948,090

Paper & Forest Products — 0.1%
Canfor Corp. (Canada)*	8,900	214,198
Chung Hwa Pulp Corp. (Taiwan)	83,838	29,250
Clearwater Paper Corp.*	932	21,529
Duratex SA (Brazil)	9,290	20,830
Empresas CMPC SA (Chile)	92,024	335,199
Ence Energia y Celulosa SA (Spain)	78,956	697,904
Evergreen Fibreboard Bhd (Malaysia)	112,800	12,548
Fibria Celulose SA (Brazil)	7,500	139,715
Hokuetsu Corp. (Japan)	18,400	94,614
Holmen AB (Sweden) (Class B Stock)	10,704	242,444
Interfor Corp. (Canada)*	5,200	99,874
Jaya Tiasa Holdings Bhd (Malaysia)	88,400	14,646
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	112,000	112,994
Long Chen Paper Co. Ltd. (Taiwan)	44,000	37,475
Metsa Board OYJ (Finland), Equity contracts	9,711	109,473
Mondi Ltd. (United Kingdom)	10,325	279,669
Mondi PLC (United Kingdom)	8,878	239,511
Nine Dragons Paper Holdings Ltd. (Hong Kong)	152,000	192,859
Nippon Paper Industries Co. Ltd. (Japan)	19,300	307,678
Oji Holdings Corp. (Japan)	37,000	229,289
Sappi Ltd. (South Africa)	34,299	228,215
Schweitzer-Mauduit International, Inc.	1,856	81,144
Semapa-Sociedade de Investimento e Gestao (Portugal)	12,963	346,365
Shandong Chenming Paper Holdings Ltd. (China) (Class B Stock)	40,100	51,648
Suzano Papel e Celulose SA (Brazil)	16,500	190,384
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	11,833	128,101
Ta Ann Holdings Bhd (Malaysia)	28,880	18,802
YFY, Inc. (Taiwan)*	222,000	87,627

		4,563,985

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Personal Products — 0.3%
Amorepacific Corp. (South Korea)	475	$137,500
Beiersdorf AG (Germany)	861	97,593
Ci:z Holdings Co. Ltd. (Japan)	1,000	47,514
Coty, Inc. (Class A Stock)	8,616	121,486
Edgewell Personal Care Co.*	1,365	68,878
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S (Turkey)	13,512	9,947
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,085	868,268
Fancl Corp. (Japan)	8,200	410,235
Golden Throat Holdings Group Co. Ltd. (China), 144A	37,500	7,380
Grape King Bio Ltd. (Taiwan)	5,000	37,677
Hengan International Group Co. Ltd. (China)	29,500	282,960
Herbalife Nutrition Ltd.*	6,936	372,602
Kao Corp. (Japan)	4,200	320,131
Karex Bhd (Malaysia)	30,400	6,162
Kobayashi Pharmaceutical Co. Ltd. (Japan)	600	51,789
LG Household & Health Care Ltd. (South Korea)	116	145,356
L’Oreal SA (France)	2,699	665,376
Mandom Corp. (Japan)	14,100	438,526
Microbio Co. Ltd. (Taiwan)*	47,886	31,801
Natura Cosmeticos SA (Brazil)	2,200	17,205
Oriflame Holding AG (Switzerland)	3,382	108,598
Shiseido Co. Ltd. (Japan)	21,800	1,729,960
TCI Co. Ltd. (Taiwan)	1,150	17,721
Unilever NV (United Kingdom), CVA	15,397	857,875
Unilever PLC (United Kingdom), ADR	14,604	807,309

		7,659,849

Pharmaceuticals — 1.4%
Adcock Ingram Holdings Ltd. (South Africa)	385	1,691
Allergan PLC	9,416	1,569,836
Amneal Pharmaceuticals, Inc.*	1,286	21,103
Ascendis Health Ltd. (South Africa)*	10,213	8,169
Aspen Pharmacare Holdings Ltd. (South Africa)	11,398	214,008
Astellas Pharma, Inc. (Japan)	53,600	815,717
AstraZeneca PLC (United Kingdom)	5,639	390,033
AstraZeneca PLC (United Kingdom), ADR(a)	16,906	593,570
Bayer AG (Germany)	12,095	1,328,318
Bristol-Myers Squibb Co.	22,120	1,224,121
Center Laboratories, Inc. (Taiwan)*	12,410	28,911
China Animal Healthcare Ltd. (China)*^	24,000	31
China Chemical & Pharmaceutical Co. Ltd. (Taiwan)	40,000	25,967
China Medical System Holdings Ltd. (China)	59,000	117,519
China Resources Pharmaceutical Group Ltd. (China), 144A	118,500	163,844
China Shineway Pharmaceutical Group Ltd. (China)	29,000	56,566
Chugai Pharmaceutical Co. Ltd. (Japan)	1,700	89,013
Consun Pharmaceutical Group Ltd. (China)	38,000	35,444
CSPC Pharmaceutical Group Ltd. (China)	86,000	258,241
Daiichi Sankyo Co. Ltd. (Japan)	7,200	275,065
Daito Pharmaceutical Co. Ltd. (Japan)	2,680	83,132

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Dawnrays Pharmaceutical Holdings Ltd. (Hong Kong)	48,000	$29,707
Eisai Co. Ltd. (Japan)	2,400	168,936
Eli Lilly & Co.	7,376	629,394
Formosa Laboratories, Inc. (Taiwan)	6,000	10,733
Genomma Lab Internacional SAB de CV (Mexico) (Class B Stock)*	22,100	18,505
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (China) (Class H Stock)	8,000	35,202
H. Lundbeck A/S (Denmark)	884	61,956
Hanmi Science Co. Ltd. (South Korea)	940	54,481
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,000	84,260
Hypera SA (Brazil)	7,000	49,740
Johnson & Johnson	52,017	6,311,743
Kalbe Farma Tbk PT (Indonesia)	357,000	30,365
Kissei Pharmaceutical Co. Ltd. (Japan)	2,300	62,311
KYORIN Holdings, Inc. (Japan)	3,500	72,639
Kyowa Hakko Kirin Co. Ltd. (Japan)	2,700	54,346
Livzon Pharmaceutical Group, Inc. (China) (Class H Stock)	6,422	30,702
Lotus Pharmaceutical Co. Ltd. (Taiwan)*	5,000	12,580
Luye Pharma Group Ltd. (China)(a)	100,000	102,177
Medicines Co. (The)*	243	8,918
Mega Lifesciences PCL (Thailand)	27,100	32,508
Merck & Co., Inc.	49,302	2,992,632
Merck KGaA (Germany)	6,371	620,201
Mitsubishi Tanabe Pharma Corp. (Japan)	1,700	29,351
Mylan NV*	11,095	400,973
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	4,300	63,376
Nippon Shinyaku Co. Ltd. (Japan)	1,000	62,058
Novartis AG (Switzerland)	37,721	2,857,401
Novo Nordisk A/S (Denmark) (Class B Stock)	56,915	2,628,936
Oneness Biotech Co. Ltd. (Taiwan)*	12,000	12,057
Ono Pharmaceutical Co. Ltd. (Japan)	4,100	95,984
Orion OYJ (Finland) (Class B Stock)	1,390	37,384
Otsuka Holdings Co. Ltd. (Japan)	8,200	396,656
Perrigo Co. PLC	2,066	150,632
Pfizer, Inc.	65,087	2,361,356
Phytohealth Corp. (Taiwan)*	10,000	7,473
Prestige Brands Holdings, Inc.*	676	25,945
Recordati SpA (Italy)	1,314	52,068
Richter Gedeon Nyrt (Hungary)	8,917	162,374
Roche Holding AG (Switzerland)	18,865	4,185,355
Rohto Pharmaceutical Co. Ltd. (Japan)	17,800	570,330
Sanofi (France)	20,860	1,674,216
Santen Pharmaceutical Co. Ltd. (Japan)	96,000	1,670,056
Sawai Pharmaceutical Co. Ltd. (Japan)	7,700	350,172
ScinoPharm Taiwan Ltd. (Taiwan)	10,986	11,668
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. (China) (Class H Stock)	27,000	12,539
Shanghai Haixin Group Co. (China) (Class B Stock)	33,400	15,852
Shionogi & Co. Ltd. (Japan)	35,800	1,837,037
Sihuan Pharmaceutical Holdings Group Ltd. (China)	414,000	91,941
Sino Biopharmaceutical Ltd. (Hong Kong)	106,500	162,648
Sinphar Pharmaceutical Co. Ltd. (Taiwan)	13,200	9,477

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
SSY Group Ltd. (Hong Kong)	94,000	$104,077
Standard Chemical & Pharmaceutical Co. Ltd. (Taiwan)	8,000	8,888
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	25,200	532,626
Synmosa Biopharma Corp. (Taiwan)	10,757	11,380
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	1,100	128,682
Takeda Pharmaceutical Co. Ltd. (Japan)	6,500	273,443
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. (China) (Class S Stock)	21,200	22,210
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	59,000	93,592
Towa Pharmaceutical Co. Ltd. (Japan)	1,500	80,245
Tsumura & Co. (Japan)	4,300	138,850
TTY Biopharm Co. Ltd. (Taiwan)	8,000	25,552
TWi Pharmaceuticals, Inc. (Taiwan)*	3,000	7,490
UCB SA (Belgium)	2,443	191,508
Valeant Pharmaceuticals International, Inc.*	4,600	107,070
Vifor Pharma AG (Switzerland)	787	125,537
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (China) (Class H Stock), 144A	11,800	59,841
YungShin Global Holding Corp. (Taiwan)	15,400	20,777
ZERIA Pharmaceutical Co. Ltd. (Japan)	1,000	21,611
Zoetis, Inc.	23,079	1,966,101

		42,629,130

Professional Services — 0.2%
51job, Inc. (China), ADR*	700	68,347
Adecco Group AG (Switzerland)	22,326	1,317,549
ALS Ltd. (Australia)	33,794	188,397
Amadeus Fire AG (Germany)	1,021	110,273
Bureau Veritas SA (France)	3,761	100,258
DKSH Holding AG (Switzerland)	902	63,414
Equifax, Inc.	1,074	134,368
Experian PLC (United Kingdom)	12,353	304,731
Forrester Research, Inc.	1,005	42,160
FTI Consulting, Inc.*	1,725	104,327
Hays PLC (United Kingdom)	159,955	392,801
Huron Consulting Group, Inc.*	791	32,352
IHS Markit Ltd.*	5,598	288,801
Intertek Group PLC (United Kingdom)	2,654	199,556
Intertrust NV (Netherlands), 144A	8,608	152,657
McMillan Shakespeare Ltd. (Australia)	15,594	184,913
Meitec Corp. (Japan)	3,900	186,932
Nielsen Holdings PLC	4,993	154,433
Pasona Group, Inc. (Japan)	4,800	77,882
Persol Holdings Co. Ltd. (Japan)	1,800	40,087
Recruit Holdings Co. Ltd. (Japan)	13,100	361,804
RELX NV (United Kingdom)	5,272	112,077
RELX PLC (United Kingdom)	11,955	255,298
SGS SA (Switzerland)	37	98,316
Sporton International, Inc. (Taiwan)	3,049	14,786
Stantec, Inc. (Canada)	2,700	69,438
Synergie SA (France)	157	7,729
TechnoPro Holdings, Inc. (Japan)	1,600	98,248
Teleperformance (France)	1,193	210,560
Verisk Analytics, Inc.*	1,228	132,182
Wolters Kluwer NV (Netherlands)	3,350	188,192

COMMON STOCKS (continued)	Shares	Value
Professional Services (continued)
Yumeshin Holdings Co. Ltd. (Japan)	15,700	$164,113

		5,856,981

Real Estate Management & Development — 1.3%
Aedas Homes SAU (Spain), 144A*	14,753	523,992
Aeon Mall Co. Ltd. (Japan)	4,420	79,291
Aliansce Shopping Centers SA (Brazil)	2,800	10,584
Allreal Holding AG (Switzerland)*	840	136,875
Ascendas India Trust (Singapore), UTS	1,177,200	872,399
Attacq Ltd. (South Africa)*	24,578	30,436
Azrieli Group Ltd. (Israel)	2,536	126,054
Bangkok Land PCL (Thailand)	1,467,900	82,446
Bayside Land Corp. (Israel)	46	19,868
Belle Corp. (Philippines)	272,900	16,054
BR Malls Participacoes SA (Brazil)*	27,275	68,544
BR Properties SA (Brazil)	7,500	17,687
C C Land Holdings Ltd. (Hong Kong)	322,000	71,740
CA Immobilien Anlagen AG (Austria)	4,023	134,004
Carnival Group International Holdings Ltd. (Hong Kong)*	290,000	11,997
Castellum AB (Sweden)	105,248	1,702,190
Cathay Real Estate Development Co. Ltd. (Taiwan)	54,400	28,542
Central China Real Estate Ltd. (China)	145,000	67,546
China Electronics Optics Valley Union Holding Co. Ltd. (China)	212,000	16,434
China Logistics Property Holdings Co. Ltd. (China), 144A*	151,000	48,885
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	66,872
China Minsheng Drawin Technology Group Ltd. (Hong Kong)*	260,000	6,759
China SCE Property Holdings Ltd. (China)	257,000	121,441
China Vanke Co. Ltd. (China) (Class H Stock)	76,027	265,143
China Vast Industrial Urban Development Co. Ltd. (Hong Kong), 144A	42,000	18,594
Chong Hong Construction Co. Ltd. (Taiwan)	18,820	57,998
City Developments Ltd. (Singapore)	189,700	1,519,481
CK Asset Holdings Ltd. (Hong Kong)	627,000	4,963,528
Corp. Inmobiliaria Vesta SAB de CV (Mexico)	37,500	49,093
Country Group Development PCL (Thailand)*	580,100	23,681
Daibiru Corp. (Japan)	2,600	26,479
Daito Trust Construction Co. Ltd. (Japan)	900	146,406
Da-Li Development Co. Ltd. (Taiwan)	13,047	15,424
DAMAC Properties Dubai Co. PJSC (United Arab Emirates)	191,119	106,827
Deutsche EuroShop AG (Germany)	2,621	92,519
Deutsche Wohnen SE (Germany)	8,880	428,851
Deyaar Development PJSC (United Arab Emirates)*	901,955	106,383
Emaar Malls PJSC (United Arab Emirates)	181,078	105,647
Emaar Properties PJSC (United Arab Emirates)	357,322	479,486
Entra ASA (Norway), 144A	93,337	1,272,106
EPP NV (Poland)	37,304	47,250
Etalon Group PLC (Russia), GDR	7,973	21,948

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Fabege AB (Sweden)	21,154	$251,604
Farglory Land Development Co. Ltd. (Taiwan)	43,000	45,676
Fastighets AB Balder (Sweden) (Class B Stock)*	772	20,089
First Capital Realty, Inc. (Canada)	5,400	84,862
Fullshare Holdings Ltd. (Hong Kong)*	342,500	169,188
Globe Trade Centre SA (Poland)	8,335	20,455
Glorious Property Holdings Ltd. (Hong Kong)*	576,000	30,722
Goldcrest Co. Ltd. (Japan)	2,800	45,483
Great Eagle Holdings Ltd. (Hong Kong)	19,000	92,641
Greattown Holdings Ltd. (China) (Class B Stock)	34,000	17,673
Guorui Properties Ltd. (China)	100,000	32,726
Hang Lung Group Ltd. (Hong Kong)	47,000	131,599
Hanson International Tbk PT (Indonesia)*	2,093,800	19,264
Helbor Empreendimentos SA (Brazil)*	11,700	2,777
Hemfosa Fastigheter AB (Sweden)	18,931	221,121
Henderson Land Development Co. Ltd. (Hong Kong)	55,478	292,551
Highwealth Construction Corp. (Taiwan)	79,000	117,131
Hong Pu Real Estate Development Co. Ltd. (Taiwan)	40,000	28,709
Hongkong Land Holdings Ltd. (Hong Kong)	54,100	386,757
Hopefluent Group Holdings Ltd. (China)	74,000	31,828
Huaku Development Co. Ltd. (Taiwan)	21,000	45,601
Huang Hsiang Construction Corp. (Taiwan)	9,000	7,994
Hung Sheng Construction Ltd. (Taiwan)	32,000	42,813
Hydoo International Holding Ltd. (China)*	398,000	23,072
Hysan Development Co. Ltd. (Hong Kong)	37,000	206,515
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,500	11,994
IMMOFINANZ AG (Austria)*	3,673	87,309
Instone Real Estate Group BV (Germany), 144A*	18,268	480,245
Intershop Holding AG (Switzerland)	390	198,679
Intiland Development Tbk PT (Indonesia)*	350,200	9,044
IOI Properties Group Bhd (Malaysia)	241,500	95,619
Jiayuan International Group Ltd. (China)	58,000	100,506
Kawasan Industri Jababeka Tbk PT (Indonesia)	555,339	8,298
KEE TAI Properties Co. Ltd. (Taiwan)	96,000	35,411
Kerry Properties Ltd. (Hong Kong)	42,500	203,105
Kuoyang Construction Co. Ltd. (Taiwan)*	43,000	19,310
LAMDA Development SA (Greece)*	3,395	24,366
LBS Bina Group Bhd (Malaysia)	50,380	10,898
LendLease Group (Australia)	11,984	175,465
Liu Chong Hing Investment Ltd. (Hong Kong)	40,000	63,130
Logan Property Holdings Co. Ltd. (China)	134,000	180,576
LPN Development PCL (Thailand)	71,700	21,611
LPS Brasil Consultoria de Imoveis SA (Brazil)*	2,700	1,951
LSR Group PJSC (Russia), GDR	5,240	14,147
LVGEM China Real Estate Investment Co. Ltd. (China)	136,000	50,389
Mah Sing Group Bhd (Malaysia)	127,800	33,879
Matrix Concepts Holdings Bhd (Malaysia)	48,375	23,849

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Mingfa Group International Co. Ltd. (Hong Kong)*^	88,000	$1
Mitsubishi Estate Co. Ltd. (Japan)	184,700	3,224,290
Mobimo Holding AG (Switzerland)	375	92,605
Modernland Realty Tbk PT (Indonesia)	681,200	13,779
Multiplan Empreendimentos Imobiliarios SA (Brazil)	3,000	43,819
Nam Tai Property, Inc. (China)	2,185	24,035
New World Development Co. Ltd. (Hong Kong)	285,000	398,689
Nexity SA (France)	1,597	100,820
OUE Ltd. (Singapore)	83,800	95,895
Parque Arauco SA (Chile)	33,700	94,798
Ping An Securities Group Holdings Ltd. (Hong Kong)*	1,980,000	23,417
Platinum Group PCL (The) (Thailand) (Class F Stock)	138,700	31,780
PP Properti Tbk PT (Indonesia)	314,000	3,107
Prince Housing & Development Corp. (Taiwan)	198,000	72,032
Property Perfect PCL (Thailand)	965,700	24,174
PSP Swiss Property AG (Switzerland)	1,390	128,861
Puradelta Lestari Tbk PT (Indonesia)	194,000	1,731
Quality Houses PCL (Thailand)	472,600	43,869
Radium Life Tech Co. Ltd. (Taiwan)*	138,260	50,741
Realogy Holdings Corp.(a)	31,723	723,284
Red Star Macalline Group Corp. Ltd. (China) (Class H Stock), 144A	189,000	254,592
Redco Group (China), 144A	52,000	26,502
Renhe Commercial Holdings Co. Ltd. (China)*	1,140,000	22,497
Robinsons Land Corp. (Philippines)	136,511	47,593
Ronshine China Holdings Ltd. (China)*	42,000	54,354
Ruentex Development Co. Ltd. (Taiwan)*	72,000	83,078
S IMMO AG (Austria)	3,460	67,514
Sansiri PCL (Thailand)	564,600	26,230
Savills PLC (United Kingdom)	29,064	332,983
SC Asset Corp. PCL (Thailand)	293,900	29,249
Selvaag Bolig ASA (Norway)	9,411	48,287
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (China) (Class B Stock)	13,000	16,444
Shanghai Lingang Holdings Corp. Ltd. (China) (Class B Stock)^	24,600	37,222
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)*	32,240	46,168
Shanghai Shibei Hi-Tech Co. Ltd. (China) (Class B Stock)	96,800	37,032
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)*	3,900	3,593
Shenzhen SEG Co. Ltd. (China) (Class B Stock)	34,400	12,822
Shining Building Business Co. Ltd. (Taiwan)*	26,250	11,223
Shui On Land Ltd. (China)	494,000	124,922
Siam Future Development PCL (Thailand)	152,324	36,036
Sinyi Realty, Inc. (Taiwan)	18,658	21,519
Skyfame Realty Holdings Ltd. (China)	36,000	26,456

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
SOHO China Ltd. (China)	158,500	$75,187
Sonae Sierra Brasil SA (Brazil)	2,400	11,728
SP Setia Bhd Group (Malaysia)	43,500	33,429
St. Joe Co. (The)*	3,082	55,322
St. Modwen Properties PLC (United Kingdom)	2,340	12,950
Sumitomo Realty & Development Co. Ltd. (Japan)	64,000	2,356,798
Sun Hung Kai Properties Ltd. (Hong Kong)	227,000	3,419,968
Sunway Bhd (Malaysia)	181,699	69,680
Supalai PCL (Thailand)*	72,400	51,333
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	14,000	147,978
Swire Properties Ltd. (Hong Kong)	59,800	220,540
Swiss Prime Site AG (Switzerland)*	2,465	226,483
TAG Immobilien AG (Germany)	15,623	343,593
Taiwan Land Development Corp. (Taiwan)*	183,882	54,405
Takara Leben Co. Ltd. (Japan)	193,300	723,292
Times China Holdings Ltd. (China)	102,000	150,565
Tosei Corp. (Japan)	13,200	139,625
United Development Co. QSC (Qatar)	29,823	114,491
Unizo Holdings Co. Ltd. (Japan)	2,200	40,927
UOA Development Bhd (Malaysia)	37,500	22,063
Vista Land & Lifescapes, Inc. (Philippines)	459,200	52,725
Vonovia SE (Germany)	81,707	3,883,487
WHA Corp. PCL (Thailand)	475,750	52,459
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	135,000	958,602
Yanlord Land Group Ltd. (Singapore)	566,000	659,913
Yida China Holdings Ltd. (China)	172,000	59,076
Ying Li International Real Estate Ltd. (Singapore)*	225,700	18,547
Yuzhou Properties Co. Ltd. (China)	164,000	96,377
Zall Group Ltd. (China)*	74,000	89,363
Zhenro Properties Group Ltd. (China)	69,000	41,641

		38,966,706

Road & Rail — 0.4%
Aurizon Holdings Ltd. (Australia)	21,704	69,408
Blue Bird Tbk PT (Indonesia)	45,600	9,005
BTS Group Holdings PCL (Thailand)	346,100	91,931
Canadian National Railway Co. (Canada)	9,900	809,757
CAR, Inc. (China)*	48,000	47,899
Central Japan Railway Co. (Japan)	5,100	1,055,850
CJ Logistics Corp. (South Korea)*	343	51,728
ComfortDelGro Corp. Ltd. (Singapore)	44,000	75,723
Cosan Logistica SA (Brazil)*	6,900	17,144
CSX Corp.	14,838	946,368
Dazhong Transportation Group Co. Ltd. (China) (Class B Stock)	76,000	33,489
DSV A/S (Denmark)	2,434	195,941
East Japan Railway Co. (Japan)	8,300	794,853
eHi Car Services Ltd. (China), ADR*	5,100	66,095
Evergreen International Storage & Transport Corp. (Taiwan)	87,000	37,644
Firstgroup PLC (United Kingdom)*	70,490	77,218
Fukuyama Transporting Co. Ltd. (Japan)	600	30,628
Globaltrans Investment PLC (Russia), GDR	7,352	74,540

COMMON STOCKS (continued)	Shares	Value
Road & Rail (continued)
Guangshen Railway Co. Ltd. (China) (Class H Stock)	114,000	$64,068
Hamakyorex Co. Ltd. (Japan)	14,700	430,651
Hankyu Hanshin Holdings, Inc. (Japan)	4,400	176,744
Heartland Express, Inc.	2,036	37,768
Hitachi Transport System Ltd. (Japan)	2,700	69,092
Ichinen Holdings Co. Ltd. (Japan)	10,200	126,686
J.B. Hunt Transport Services, Inc.	865	105,141
JSL SA (Brazil)*	2,600	2,932
Kansas City Southern	1,516	160,635
Keikyu Corp. (Japan)	2,500	40,949
Keio Corp. (Japan)	3,400	164,289
Keisei Electric Railway Co. Ltd. (Japan)	5,700	195,523
Kintetsu Group Holdings Co. Ltd. (Japan)	1,300	53,008
Knight-Swift Transportation Holdings, Inc.	468	17,882
Landstar System, Inc.	380	41,495
Localiza Rent a Car SA (Brazil)	5,985	36,521
MTR Corp. Ltd. (Hong Kong)	24,730	136,600
Nagoya Railroad Co. Ltd. (Japan)	3,400	87,702
Nankai Electric Railway Co. Ltd. (Japan)	2,600	72,121
National Express Group PLC (United Kingdom)	22,977	121,321
Nikkon Holdings Co. Ltd. (Japan)	13,700	359,245
Nippon Express Co. Ltd. (Japan)	3,000	217,388
Nobina AB (Sweden), 144A	2,291	17,470
Norfolk Southern Corp.	3,871	584,018
Odakyu Electric Railway Co. Ltd. (Japan)	4,500	96,507
Old Dominion Freight Line, Inc.	865	128,850
PKP Cargo SA (Poland)*	3,308	39,226
Ryder System, Inc.	11,196	804,545
Sankyu, Inc. (Japan)	1,600	83,974
Seino Holdings Co. Ltd. (Japan)	5,900	104,401
Senko Group Holdings Co. Ltd. (Japan)	8,000	63,184
Shanghai Jinjiang International Industrial Investment Co. Ltd. (China) (Class B Stock)	5,400	5,582
Tobu Railway Co. Ltd. (Japan)	6,000	183,373
Tokyu Corp. (Japan)	14,000	240,914
Union Pacific Corp.	9,817	1,390,872
Werner Enterprises, Inc.	2,409	90,458
West Japan Railway Co. (Japan)	3,900	287,135

		11,323,491

Semiconductors & Semiconductor Equipment — 0.8%
ams AG (Austria)*	742	55,027
Applied Materials, Inc.	28,113	1,298,539
Ardentec Corp. (Taiwan)	37,714	41,635
ASE Technology Holding Co. Ltd. (Taiwan)	191,500	449,724
ASML Holding NV (Netherlands)	4,438	878,214
BE Semiconductor Industries NV (Netherlands)	7,763	208,901
Chen Full International Co. Ltd. (Taiwan)	15,000	20,795
Chipbond Technology Corp. (Taiwan)	30,000	62,072
ChipMOS Techinologies, Inc. (Taiwan)	44,000	33,348
Disco Corp. (Japan)	400	68,097
Elan Microelectronics Corp. (Taiwan)	17,000	28,990
Everlight Electronics Co. Ltd. (Taiwan)	51,000	64,215
Formosa Advanced Technologies Co. Ltd. (Taiwan)	25,000	30,874

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Gigasolar Materials Corp. (Taiwan)	3,000	$15,769
Global Lighting Technologies, Inc. (Taiwan)	24,000	28,863
Grand Plastic Technology Corp. (Taiwan)	1,000	4,683
Greatek Electronics, Inc. (Taiwan)	26,000	46,054
Hanergy Thin Film Power Group Ltd. (China)*^	148,000	—
Himax Technologies, Inc. (Taiwan), ADR(a)	4,700	35,061
Holtek Semiconductor, Inc. (Taiwan)	9,000	21,852
Hua Hong Semiconductor Ltd. (China), 144A	35,000	119,626
Intel Corp.	59,920	2,978,623
JA Solar Holdings Co. Ltd. (China), ADR*(a)	7,900	53,799
King Yuan Electronics Co. Ltd. (Taiwan)	106,000	96,368
Kinsus Interconnect Technology Corp. (Taiwan)	32,000	54,803
KLA-Tencor Corp.	3,980	408,069
Kulicke & Soffa Industries, Inc. (Singapore)	2,624	62,504
Lam Research Corp.(a)	10,001	1,728,673
LandMark Optoelectronics Corp. (Taiwan)	1,000	9,325
Lite-On Semiconductor Corp. (Taiwan)	27,000	37,654
Maxim Integrated Products, Inc.	1,851	108,580
Megachips Corp. (Japan)	2,900	77,096
Micron Technology, Inc.*	29,465	1,545,145
MKS Instruments, Inc.	1,457	139,435
Nanya Technology Corp. (Taiwan)	53,000	143,867
Neo Solar Power Corp. (Taiwan)*	77,000	25,473
Novatek Microelectronics Corp. (Taiwan)	24,000	108,006
NuFlare Technology, Inc. (Japan)	300	18,406
NXP Semiconductors NV (Netherlands)*	5,485	599,346
Orient Semiconductor Electronics Ltd. (Taiwan)*	97,000	32,260
Phison Electronics Corp. (Taiwan)	11,000	86,766
Powertech Technology, Inc. (Taiwan)	51,000	147,827
QUALCOMM, Inc.	17,801	998,992
Radiant Opto-Electronics Corp. (Taiwan)	35,000	69,921
Rambus, Inc.*	1,799	22,559
Rudolph Technologies, Inc.*	1,742	51,563
Sanken Electric Co. Ltd. (Japan)	7,000	37,029
SCREEN Holdings Co. Ltd. (Japan)	1,600	112,054
Semiconductor Manufacturing International Corp. (China)*	213,300	276,357
Shinko Electric Industries Co. Ltd. (Japan)	5,600	49,979
Sigurd Microelectronics Corp. (Taiwan)	31,000	38,530
Silergy Corp. (China)	7,000	170,095
Silicon Integrated Systems Corp. (Taiwan)*	91,000	38,123
Silicon Motion Technology Corp. (Taiwan), ADR	2,100	111,069
Siltronic AG (Germany)	1,876	266,582
Sitronix Technology Corp. (Taiwan)	12,000	46,179
SK Hynix, Inc. (South Korea)	21,894	1,680,567
Solartech Energy Corp. (Taiwan)*	51,000	18,038
Sonix Technology Co. Ltd. (Taiwan)	12,000	12,224
Spi Energy Co. Ltd. (China)*	6,700	2,545
STMicroelectronics NV (Switzerland), (CHI-X)	45,218	1,003,086
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	139,800	5,111,088
Taiwan Surface Mounting Technology Corp. (Taiwan)	49,000	43,843

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd. (Japan)	2,300	$394,803
Tokyo Seimitsu Co. Ltd. (Japan)	7,000	230,711
Topco Scientific Co. Ltd. (Taiwan)	11,762	30,794
Tyntek Corp. (Taiwan)	37,000	29,019
United Microelectronics Corp. (Taiwan)	1,378,000	772,110
Vanguard International Semiconductor Corp. (Taiwan)	45,000	102,799
Visual Photonics Epitaxy Co. Ltd. (Taiwan)	6,750	25,354
Xilinx, Inc.	1,908	124,516
Xperi Corp.	1,015	16,342
Youngtek Electronics Corp. (Taiwan)	12,130	22,041

		23,883,276

Software — 0.9%
Activision Blizzard, Inc.	5,777	440,901
Adobe Systems, Inc.*	13,169	3,210,734
Altium Ltd. (Australia)	22,870	380,107
ANSYS, Inc.*	1,010	175,922
Asseco Poland SA (Poland)	12,244	130,440
AVEVA Group PLC (United Kingdom)	2,373	83,914
BAIOO Family Interactive Ltd. (China), 144A	332,000	24,007
Broadleaf Co. Ltd. (Japan)	10,100	61,027
CA, Inc.	5,430	193,580
Cadence Design Systems, Inc.*	2,956	128,024
Capcom Co. Ltd. (Japan)	2,200	54,097
CD Projekt SA (Poland)*	1,263	54,163
Changyou.com Ltd. (China), ADR	3,000	50,009
Check Point Software Technologies Ltd. (Israel)*(a)	2,171	212,063
Citrix Systems, Inc.*	17,523	1,837,111
ComArch SA (Poland)	115	4,611
Constellation Software, Inc. (Canada)	200	155,106
Cyberlink Corp. (Taiwan)	11,000	23,195
Dassault Systemes SE (France)	1,670	233,706
Dell Technologies, Inc. (Class V Stock)*	5,681	480,499
Electronic Arts, Inc.*	2,871	404,868
Feiyu Technology International Co. Ltd. (Hong Kong), 144A*	63,000	4,639
Forgame Holdings Ltd. (China)*	12,600	14,913
Fortinet, Inc.*	3,789	236,547
Fuji Soft, Inc. (Japan)	2,200	92,733
Fukui Computer Holdings, Inc. (Japan)	7,000	115,341
Gamania Digital Entertainment Co. Ltd. (Taiwan)*	8,000	20,218
Gemalto NV (Netherlands)*	2,629	152,776
Intuit, Inc.	5,455	1,114,484
IRESS Ltd. (Australia)	11,449	102,050
KLab, Inc. (Japan)	4,500	59,633
Konami Holdings Corp. (Japan)	32,700	1,661,543
Linx SA (Brazil)	1,900	8,814
Logo Yazilim Sanayi Ve Ticaret A/S (Turkey)*	1,842	16,844
Marvelous, Inc. (Japan)	1,300	10,699
Micro Focus International PLC (United Kingdom)	4,763	82,644
Microsoft Corp.	48,682	4,800,532
National Agricultural Holdings Ltd. (China)*^	100,000	3,840
Nemetschek SE (Germany)	1,193	142,989

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Software (continued)
NSD Co. Ltd. (Japan)	7,100	$161,626
Open Text Corp. (Canada)	5,200	183,018
Oracle Corp.	37,273	1,642,248
Sage Group PLC (The) (United Kingdom)	19,794	163,482
salesforce.com, Inc.*	2,224	303,354
SAP SE (Germany)	12,929	1,492,238
ServiceNow, Inc.*	7,076	1,220,398
Shanghai Baosight Software Co. Ltd. (China) (Class B Stock)	13,500	25,537
Software AG (Germany)	12,794	594,631
Splunk, Inc.*	11,886	1,178,021
Square Enix Holdings Co. Ltd. (Japan)	6,300	308,903
SS&C Technologies Holdings, Inc.	2,854	148,123
Symantec Corp.	8,075	166,749
Synopsys, Inc.*	2,001	171,226
Systena Corp. (Japan)	5,700	58,096
Take-Two Interactive Software, Inc.*	1,015	120,135
Temenos AG (Switzerland)*	10,783	1,621,618
TOTVS SA (Brazil)	3,686	25,507
Trend Micro, Inc. (Japan)	1,600	91,083
Ubisoft Entertainment SA (France)*	2,326	254,251
Verint Systems, Inc.*	2,244	99,521
VMware, Inc. (Class A Stock)*(a)	2,274	334,210
Zynga, Inc. (Class A Stock)*	13,437	54,689

		27,397,987

Specialty Retail — 0.4%
Aaron’s, Inc.	2,184	94,895
Ace Hardware Indonesia Tbk PT (Indonesia)	145,500	12,893
Adastria Co. Ltd. (Japan)	13,680	173,237
Advance Auto Parts, Inc.	778	105,575
Alpen Co. Ltd. (Japan)	12,600	270,812
American Eagle Outfitters, Inc.	2,918	67,844
AOKI Holdings, Inc. (Japan)	5,500	80,260
Aoyama Trading Co. Ltd. (Japan)	13,900	463,780
Arcland Sakamoto Co. Ltd. (Japan)	4,600	68,989
Autobacs Seven Co. Ltd. (Japan)	3,200	56,662
Beauty Community PCL (Thailand)	29,600	10,884
Bed Bath & Beyond, Inc.	3,312	65,992
Best Buy Co., Inc.	27,233	2,031,037
Bic Camera, Inc. (Japan)	5,600	86,209
Buckle, Inc. (The)(a)	852	22,919
Burlington Stores, Inc.*	1,419	213,602
Cashbuild Ltd. (South Africa)	1,238	29,668
Cato Corp. (The) (Class A Stock)	1,044	25,703
Chico’s FAS, Inc.	3,436	27,969
Children’s Place, Inc. (The)	397	47,958
China Rundong Auto Group Ltd. (China), 144A*	39,000	14,438
China Yongda Automobiles Services Holdings Ltd. (China)	78,500	76,927
Chiyoda Co. Ltd. (Japan)	2,400	55,517
Cia Hering (Brazil)	3,500	13,058
Clas Ohlson AB (Sweden) (Class B Stock)(a)	6,337	50,271
DCM Holdings Co. Ltd. (Japan)	6,600	61,740
Dick’s Sporting Goods, Inc.	2,412	85,023
DNA 2002 PCL (Thailand)*	136,400	1,603

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
DSW, Inc. (Class A Stock)	2,050	$52,931
EDION Corp. (Japan)	8,800	88,513
Fast Retailing Co. Ltd. (Japan)	400	183,334
FF Group (Greece)*	5,768	45,135
Fielmann AG (Germany)	1,266	87,532
Foot Locker, Inc.	3,323	174,956
GameStop Corp. (Class A Stock)(a)	3,168	46,158
Gap, Inc. (The)	3,701	119,875
Geo Holdings Corp. (Japan)	8,200	109,666
Giordano International Ltd. (Hong Kong)	274,000	172,325
GOME Retail Holdings Ltd. (China)*(a)	1,224,000	124,610
Grand Baoxin Auto Group Ltd. (China)	326,000	124,495
Haverty Furniture Cos., Inc.	1,125	24,299
Hengdeli Holdings Ltd. (Hong Kong)	324,000	14,594
Hennes & Mauritz AB (Sweden) (Class B Stock)(a)	17,543	261,128
Home Depot, Inc. (The)	1,695	330,695
Home Product Center PCL (Thailand)	115,848	46,913
Honeys Holdings Co. Ltd. (Japan)	3,070	26,369
Industria de Diseno Textil SA (Spain)	8,980	305,806
JB Hi-Fi Ltd. (Australia)	4,047	67,247
JD Sports Fashion PLC (United Kingdom)	102,648	594,791
JUMBO SA (Greece)	7,009	115,302
Kingfisher PLC (United Kingdom)	74,683	292,056
Kohnan Shoji Co. Ltd. (Japan)	15,300	356,156
Komeri Co. Ltd. (Japan)	3,200	81,191
K’s Holdings Corp. (Japan)	27,000	279,820
Lewis Group Ltd. (South Africa)	10,432	23,705
Lowe’s Cos., Inc.	7,303	697,948
Luk Fook Holdings International Ltd. (Hong Kong)	39,000	161,101
M.Video PJSC (Russia)*	6,830	44,098
Monro, Inc.	631	36,661
Murphy USA, Inc.*	899	66,787
Nitori Holdings Co. Ltd. (Japan)	800	124,463
Office Depot, Inc.	19,492	49,705
O’Reilly Automotive, Inc.*	1,106	302,568
Petrobras Distribuidora SA (Brazil)	8,300	38,762
Pou Sheng International Holdings Ltd. (Hong Kong)	283,000	54,039
PTG Energy PCL (Thailand)	26,100	11,323
Rent-A-Center, Inc.*	2,167	31,898
Ross Stores, Inc.	2,383	201,959
Sanrio Co. Ltd. (Japan)	1,500	29,028
Senao International Co. Ltd. (Taiwan)	12,000	19,653
Shimachu Co. Ltd. (Japan)	8,100	257,235
Shimamura Co. Ltd. (Japan)	600	52,751
Siam Global House PCL (Thailand)	64,082	32,042
Signet Jewelers Ltd.	2,344	130,677
Super Group Ltd. (South Africa)*	22,070	56,570
Super Retail Group Ltd. (Australia)	17,865	107,012
Superdry PLC (United Kingdom)	1,614	23,854
Symphony Holdings Ltd. (Hong Kong)	330,000	47,024
Tiphone Mobile Indonesia Tbk PT (Indonesia)	84,700	4,246
TJX Cos., Inc. (The)	5,150	490,177
Tractor Supply Co.	1,276	97,601
Tsann Kuen Enterprise Co. Ltd. (Taiwan)	25,000	19,425
Ulta Beauty, Inc.*	437	102,022

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
Urban Outfitters, Inc.*	2,065	$91,996
USS Co. Ltd. (Japan)	1,700	32,321
Valora Holding AG (Switzerland)*	329	107,410
Via Varejo SA (Brazil), UTS	2,900	13,992
WH Smith PLC (United Kingdom)	12,098	318,444
Williams-Sonoma, Inc.(a)	4,662	286,153
Xebio Holdings Co. Ltd. (Japan)	2,400	38,168
Yamada Denki Co. Ltd. (Japan)	22,000	109,284
Yellow Hat Ltd. (Japan)	1,900	56,077
Zhongsheng Group Holdings Ltd. (China)	45,000	134,730

		12,944,271

Technology Hardware, Storage & Peripherals — 1.0%
Advantech Co. Ltd. (Taiwan)	10,555	69,504
Apple, Inc.	79,884	14,787,327
Asia Vital Components Co. Ltd. (Taiwan)	53,000	49,748
Asustek Computer, Inc. (Taiwan)	73,000	666,170
Aten International Co. Ltd. (Taiwan)	8,000	23,203
AURAS Technology Co. Ltd. (Taiwan)	6,000	13,887
Axiomtek Co. Ltd. (Taiwan)	5,000	10,548
BOE Technology Group Co. Ltd. (China) (Class B Stock)	98,600	36,826
Canon, Inc. (Japan)(a)	19,800	649,273
Chicony Electronics Co. Ltd. (Taiwan)	42,566	95,831
Clevo Co. (Taiwan)*	93,000	104,486
Compal Electronics, Inc. (Taiwan)	488,000	307,039
Darfon Electronics Corp. (Taiwan)	22,000	58,318
Eizo Corp. (Japan)	2,300	99,775
Elitegroup Computer Systems Co. Ltd. (Taiwan)*	59,216	34,057
FUJIFILM Holdings Corp. (Japan)	13,600	530,436
Getac Technology Corp. (Taiwan)	30,000	43,271
Gigabyte Technology Co. Ltd. (Taiwan)	36,000	79,440
HTC Corp. (Taiwan)*	114,000	212,467
Ibase Technology, Inc. (Taiwan)	10,355	16,589
IEI Integration Corp. (Taiwan)	15,660	19,073
Infortrend Technology, Inc. (Taiwan)	33,000	13,898
Inventec Corp. (Taiwan)	241,000	188,997
Jess-Link Products Co. Ltd. (Taiwan)	8,250	7,571
Konica Minolta, Inc. (Japan)	14,200	131,695
Legend Holdings Corp. (China) (Class H Stock), 144A	67,000	203,724
Lenovo Group Ltd. (China)	620,000	333,722
Lite-On Technology Corp. (Taiwan)	197,261	238,350
Logitech International SA (Switzerland)	11,864	519,773
Maxell Holdings Ltd. (Japan)	13,500	227,162
Meitu, Inc. (China), 144A*	28,500	24,784
Melco Holdings, Inc. (Japan)	1,700	62,962
Mitac Holdings Corp. (Taiwan)	113,000	122,386
Netronix, Inc. (Taiwan)	2,000	2,587
Pegatron Corp. (Taiwan)	200,000	410,659
Qisda Corp. (Taiwan)	156,000	109,926
Quanta Computer, Inc. (Taiwan)	197,000	345,207
Ricoh Co. Ltd. (Japan)	35,600	326,015
Riso Kagaku Corp. (Japan)	4,200	88,614
Ritek Corp. (Taiwan)*	369,398	176,827
Samsung Electronics Co. Ltd. (South Korea)	138,416	5,798,188
Sunrex Technology Corp. (Taiwan)	38,314	20,726

COMMON STOCKS (continued)	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Transcend Information, Inc. (Taiwan)	18,000	$49,918
TSC Auto ID Technology Co. Ltd. (Taiwan)	1,000	7,295
Western Digital Corp.	21,248	1,644,808
Wistron Corp. (Taiwan)	276,000	204,666

		29,167,728

Textiles, Apparel & Luxury Goods — 0.4%
361 Degrees International Ltd. (China)	99,000	30,326
adidas AG (Germany)	5,013	1,091,421
Aksa Akrilik Kimya Sanayii A/S (Turkey)	3,987	9,952
ANTA Sports Products Ltd. (China)	34,000	179,292
Asics Corp. (Japan)(a)	3,200	54,020
Best Pacific International Holdings Ltd. (China)	32,000	10,312
Bijou Brigitte AG (Germany)	651	33,083
Bosideng International Holdings Ltd. (Hong Kong)	698,000	95,841
Brunello Cucinelli SpA (Italy)	2,138	95,202
Burberry Group PLC (United Kingdom)	16,314	463,652
C.Banner International Holdings Ltd. (China)*	58,000	16,323
Carter’s, Inc.	621	67,310
CCC SA (Poland)	845	46,487
China Dongxiang Group Co. Ltd. (China)	624,000	114,499
China Lilang Ltd. (China)	52,000	74,521
Cie Financiere Richemont SA (Switzerland)	19,942	1,685,786
Citychamp Watch & Jewellery Group Ltd. (Hong Kong)	136,000	27,871
Cosmo Lady China Holdings Co. Ltd. (China), 144A	79,000	39,286
De Licacy Industrial Co. Ltd. (Taiwan)	33,606	26,873
Deckers Outdoor Corp.*	695	78,459
Eclat Textile Co. Ltd. (Taiwan)	6,000	71,261
Everest Textile Co. Ltd. (Taiwan)	23,920	10,313
Feng TAY Enterprise Co. Ltd. (Taiwan)	13,896	69,654
Fila Korea Ltd. (South Korea)	5,915	177,971
Formosa Taffeta Co. Ltd. (Taiwan)	124,000	135,516
Forus SA (Chile)	3	10
Fuguiniao Co. Ltd. (China) (Class H Stock)*^	50,000	1
Geox SpA (Italy)	7,212	20,331
Gildan Activewear, Inc. (Canada)	4,300	121,119
Guararapes Confeccoes SA (Brazil)	700	17,095
Gunze Ltd. (Japan)	1,500	96,031
Handsome Co. Ltd. (South Korea)	1,910	71,406
Hanesbrands, Inc.(a)	6,833	150,463
Hansae Co. Ltd. (South Korea)	1,986	29,137
Hermes International (France)	582	355,518
Kering SA (France)	4,072	2,293,760
Kwong Fong Industries Corp. (Taiwan)	19,666	11,474
Lao Feng Xiang Co. Ltd. (China) (Class B Stock)	6,500	21,239
Lealea Enterprise Co. Ltd. (Taiwan)*	116,258	40,916
LF Corp. (South Korea)	3,906	98,485
Li Ning Co. Ltd. (China)*	108,791	119,674
Li Peng Enterprise Co. Ltd. (Taiwan)*	129,650	34,502
Lululemon Athletica, Inc.*	745	93,013
Luthai Textile Co. Ltd. (China) (Class B Stock)	23,800	27,286

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Luxottica Group SpA (Italy)	1,234	$79,452
LVMH Moet Hennessy Louis Vuitton SE (France)	2,751	913,385
Makalot Industrial Co. Ltd. (Taiwan)	9,731	43,689
Mavi Giyim Sanayi Ve Ticaret A/S (Turkey) (Class B Stock), 144A	3,298	27,973
MC Group PCL (Thailand)	30,600	10,343
Michael Kors Holdings Ltd.*	2,102	139,993
Nan Liu Enterprise Co. Ltd. (Taiwan)	2,000	11,346
NIKE, Inc. (Class B Stock)	10,602	844,767
Onward Holdings Co. Ltd. (Japan)	23,800	182,485
OVS SpA (Italy), 144A	24,728	80,523
Paiho Shih Holdings Corp. (Taiwan)	6,480	10,108
Pan Brothers Tbk PT (Indonesia)	461,700	15,903
Pandora A/S (Denmark)	7,479	521,267
Pou Chen Corp. (Taiwan)	296,000	343,442
PRADA SpA (Italy)	15,600	71,875
Puma SE (Germany)(a)	372	217,325
Ralph Lauren Corp.	926	116,417
Roo Hsing Co. Ltd. (Taiwan)*	27,000	12,735
Ruentex Industries Ltd. (Taiwan)*	51,000	103,908
Safilo Group SpA (Italy)*	2,483	12,979
Samsonite International SA*	32,400	114,214
Sanyo Shokai Ltd. (Japan)	1,500	30,035
Seiko Holdings Corp. (Japan)	6,900	148,145
Shenzhou International Group Holdings Ltd. (China)	26,000	319,940
Sri Rejeki Isman Tbk PT (Indonesia)	667,800	16,004
Tainan Enterprises Co. Ltd. (Taiwan)	17,000	11,400
Tainan Spinning Co. Ltd. (Taiwan)	199,143	87,793
Tapestry, Inc.	2,921	136,440
Texwinca Holdings Ltd. (Hong Kong)	48,000	20,474
Toung Loong Textile Manufacturing (Taiwan)	5,000	8,192
TSI Holdings Co. Ltd. (Japan)	7,800	55,073
VF Corp.	2,599	211,870
Victory City International Holdings Ltd. (Hong Kong)*	818,000	13,726
Wacoal Holdings Corp. (Japan)	3,200	93,201
Xtep International Holdings Ltd. (China)	118,000	80,577
Yondoshi Holdings, Inc. (Japan)	1,400	34,222
Youngone Corp. (South Korea)	1,621	48,733
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	22,000	62,011
Zig Sheng Industrial Co. Ltd. (Taiwan)	124,000	42,232

		13,600,888

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)	1,757	77,082
Aruhi Corp. (Japan)	2,100	43,846
Capitol Federal Financial, Inc.	6,201	81,605
Deutsche Pfandbriefbank AG (Germany), 144A	17,591	245,434
Genworth MI Canada, Inc. (Canada)(a)	2,800	91,115
Kearny Financial Corp.	7,594	102,139
New York Community Bancorp, Inc.	11,148	123,074
Northwest Bancshares, Inc.	4,163	72,395
OneSavings Bank PLC (United Kingdom)	25,901	139,770
Oritani Financial Corp.(a)	3,902	63,212

COMMON STOCKS (continued)	Shares	Value
Thrifts & Mortgage Finance (continued)
Paragon Banking Group PLC (United Kingdom)	68,633	$432,735
Provident Financial Services, Inc.	3,372	92,831
Walker & Dunlop, Inc.	1,342	74,682
Washington Federal, Inc.	4,253	139,073

		1,778,993

Tobacco — 0.1%
Altria Group, Inc.	19,143	1,087,131
British American Tobacco Malaysia Bhd (Malaysia)	1,200	10,338
British American Tobacco PLC (United Kingdom)	8,556	430,994
British American Tobacco PLC (United Kingdom), ADR	5,070	255,782
Gudang Garam Tbk PT (Indonesia)	15,700	73,564
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	100,300	24,995
Imperial Brands PLC (United Kingdom)	9,027	335,245
Japan Tobacco, Inc. (Japan)(a)	15,200	424,786
KT&G Corp. (South Korea)	2,786	267,693
Universal Corp.	1,341	88,573

		2,999,101

Trading Companies & Distributors — 0.2%
AKR Corporindo Tbk PT (Indonesia)	65,800	19,710
BayWa AG (Germany)	2,600	87,913
Beacon Roofing Supply, Inc.*	1,412	60,179
Bossard Holding AG (Switzerland) (Class A Stock)	444	82,307
Brenntag AG (Germany)	2,975	165,296
Bunzl PLC (United Kingdom)	6,667	201,351
China Aircraft Leasing Group Holdings Ltd. (China)	33,500	34,298
Cramo OYJ (Finland)	7,293	169,244
Diploma PLC (United Kingdom)	5,311	91,610
Fastenal Co.(a)	2,221	106,897
Ferguson PLC (Switzerland)	2,687	217,399
Ferreycorp SAA (Peru)	122,136	87,399
Fly Leasing Ltd. (Ireland), ADR*	2,864	40,354
Greater China Financial Holdings Ltd. (Hong Kong)*	540,000	15,548
Hudaco Industries Ltd. (South Africa)	991	10,921
Inaba Denki Sangyo Co. Ltd. (Japan)	4,700	191,784
Inabata & Co. Ltd. (Japan)	5,300	73,513
Invicta Holdings Ltd. (South Africa)	2,184	5,886
ITOCHU Corp. (Japan)	38,800	701,730
Iwatani Corp. (Japan)	2,600	90,447
Kloeckner & Co. SE (Germany)	36,551	384,934
Lumax International Corp. Ltd. (Taiwan)	8,100	16,806
Marubeni Corp. (Japan)	52,200	397,419
Mitsui & Co. Ltd. (Japan)	62,000	1,032,442
MSC Industrial Direct Co., Inc. (Class A Stock)	858	72,801
Nagase & Co. Ltd. (Japan)	24,800	387,019
New Provenance Everlasting Holdings Ltd. (Hong Kong)*	120,000	841
Nishio Rent All Co. Ltd. (Japan)	3,600	115,358

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors (continued)
Shanghai Dasheng Agricultural Finance Technology Co. Ltd. (China) (Class H Stock)*	200,000	$2,189
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. (China) (Class B Stock)	15,500	21,492
Solar A/S (Denmark) (Class B Stock)	889	55,443
Sumitomo Corp. (Japan)	46,700	765,872
Tomoe Engineering Co. Ltd. (Japan)	2,200	45,631
Toromont Industries Ltd. (Canada)	2,000	86,502
Trencor Ltd. (South Africa)	13,094	32,427
W.W. Grainger, Inc.	574	177,022
Wakita & Co. Ltd. (Japan)	15,700	164,570
Watsco, Inc.	569	101,441

		6,313,995

Transportation Infrastructure — 0.2%
Aena SME SA (Spain), 144A	1,283	232,284
Aeroports de Paris (France)	765	172,806
Airports of Thailand PCL (Thailand)	97,000	184,400
Anhui Expressway Co. Ltd. (China) (Class H Stock)	14,000	8,432
ASTM SpA (Italy)	4,059	93,752
Atlantia SpA (Italy)	4,418	130,253
Auckland International Airport Ltd. (New Zealand)	20,607	94,551
Bangkok Expressway & Metro PCL (Thailand)	228,600	51,386
BBA Aviation PLC (United Kingdom)	30,002	134,594
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	208,000	218,490
CCR SA (Brazil)	22,600	58,603
China Merchants Port Holdings Co. Ltd. (China)	144,000	291,641
COSCO Shipping International Hong Kong Co. Ltd. (China)	100,000	37,946
COSCO Shipping Ports Ltd. (China)	248,000	206,270
EcoRodovias Infraestrutura e Logistica SA (Brazil)	5,200	9,848
Enav SpA (Italy), 144A	82,824	414,352
Flughafen Wien AG (Austria)	2,252	83,852
Flughafen Zurich AG (Switzerland)	2,750	559,529
Fraport AG Frankfurt Airport Services Worldwide (Germany)	901	86,680
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	6,900	36,035
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	7,100	65,887
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	426	67,802
Guangdong Provincial Expressway Development Co. Ltd. (China) (Class B Stock)	60,100	47,449
Hamburger Hafen und Logistik AG (Germany)	2,816	60,924
HNA Infrastructure Co. Ltd. (China) (Class H Stock)	34,000	33,145
Hutchison Port Holdings Trust (Hong Kong) (Class U Stock), UTS	230,000	64,192
Jasa Marga Persero Tbk PT (Indonesia)	76,800	22,372

COMMON STOCKS (continued)	Shares	Value
Transportation Infrastructure (continued)
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	74,000	$88,118
Jinzhou Port Co. Ltd. (China) (Class B Stock)	45,900	18,249
Kamigumi Co. Ltd. (Japan)	2,500	51,890
Lingkaran Trans Kota Holdings Bhd (Malaysia)	4,800	5,026
Macquarie Infrastructure Corp.	1,810	76,382
Mitsubishi Logistics Corp. (Japan)	4,000	86,255
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	5,675	50,794
Promotora y Operadora de Infraestructura SAB de CV (Mexico) (Class L Stock)	1,700	12,326
Qingdao Port International Co. Ltd. (China) (Class H Stock), 144A	212,000	158,731
Qinhuangdao Port Co. Ltd. (China) (Class H Stock)	188,500	44,323
Santos Brasil Participacoes SA (Brazil)	10,500	6,719
SATS Ltd. (Singapore)	18,100	66,299
Shenzhen Chiwan Wharf Holdings Ltd. (China) (Class B Stock)	9,300	15,825
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	52,000	50,953
Shenzhen International Holdings Ltd. (China)	65,000	134,089
Sociedad Matriz SAAM SA (Chile)	513,004	46,873
Societa Iniziative Autostradali e Servizi SpA (Italy)	4,972	74,589
TAV Havalimanlari Holding A/S (Turkey)	5,250	25,696
Transurban Group (Australia)	9,774	86,552
Westports Holdings Bhd (Malaysia)	21,300	17,896
Yuexiu Transport Infrastructure Ltd. (China)	58,000	42,224
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	278,000	247,585

		4,874,869

Water Utilities — 0.1%
Aguas Andinas SA (Chile) (Class A Stock)	37,613	20,545
American States Water Co.	1,972	112,720
American Water Works Co., Inc.	1,663	141,987
Aqua America, Inc.	3,148	110,747
Athens Water Supply & Sewage Co. SA (Greece)	4,519	29,519
Beijing Enterprises Water Group Ltd. (China)*	350,000	190,317
California Water Service Group	3,018	117,551
China Water Affairs Group Ltd. (Hong Kong)	112,000	116,668
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil), ADR	13,100	78,731
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	3,500	37,332
CT Environmental Group Ltd. (China)	198,000	27,453
Guangdong Investment Ltd. (China)	166,000	262,717
Inversiones Aguas Metropolitanas SA (Chile)	24,639	37,629
Manila Water Co., Inc. (Philippines)	71,500	37,508
Pennon Group PLC (United Kingdom)	11,776	123,154
Severn Trent PLC (United Kingdom)	3,885	101,296

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Water Utilities (continued)
SIIC Environment Holdings Ltd. (Singapore)*	123,020	$37,872
Taliworks Corp. Bhd (Malaysia)	27,800	6,200
TTW PCL (Thailand)	128,100	45,239
United Utilities Group PLC (United Kingdom)	13,521	135,930

		1,771,115

Wireless Telecommunication Services — 0.4%
Advanced Info Service PCL (Thailand)	18,500	103,248
America Movil SAB de CV (Mexico) (Class L Stock), ADR	24,990	416,333
Axiata Group Bhd (Malaysia)	161,900	152,350
China Mobile Ltd. (China)	532,500	4,724,844
DiGi.Com Bhd (Malaysia)	7,600	7,811
Empresa Nacional de Telecomunicaciones SA (Chile)	7,443	68,349
Far EasTone Telecommunications Co. Ltd. (Taiwan)	52,000	134,325
Freenet AG (Germany)	3,153	83,371
KDDI Corp. (Japan)	38,300	1,047,310
Maxis Bhd (Malaysia)	33,200	44,913
MegaFon PJSC (Russia), GDR	6,186	54,430
Millicom International Cellular SA (Colombia), SDR	1,674	98,385
Mobile TeleSystems PJSC (Russia), ADR	17,340	153,112
MTN Group Ltd. (South Africa)	54,526	428,531
NTT DOCOMO, Inc. (Japan)	23,300	593,739
Orange Belgium SA (Belgium)	1,604	27,032
PLDT, Inc. (Philippines), ADR	2,755	64,412
Rogers Communications, Inc. (Canada) (Class B Stock)	3,700	175,733
SK Telecom Co. Ltd. (South Korea)	1,336	279,237
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	38,449	39,646
SoftBank Group Corp. (Japan)	4,000	285,633
Sprint Corp.*	9,863	53,655
Taiwan Mobile Co. Ltd. (Taiwan)	41,000	148,538
Tele2 AB (Sweden) (Class B Stock)	8,745	102,425
TIM Participacoes SA (Brazil), ADR	3,840	64,742
T-Mobile US, Inc.*	4,178	249,636
Turkcell Iletisim Hizmetleri A/S (Turkey)	33,755	89,485
VEON Ltd. (Netherlands), ADR(a)	36,600	87,108
Vodacom Group Ltd. (South Africa)	8,215	73,430
Vodafone Group PLC (United Kingdom), ADR	73,019	1,775,092

		11,626,855

TOTAL COMMON STOCKS (cost $928,158,949)		1,026,474,058

PREFERRED STOCKS — 0.2%
Automobiles — 0.0%
Hyundai Motor Co. (South Korea) (2nd PRFC)	2,116	172,231

Banks — 0.1%
Banco ABC Brasil SA (Brazil) (PRFC)	6,300	24,269
Banco Davivienda SA (Colombia) (PRFC)	20,326	253,117

PREFERRED STOCKS (continued)	Shares	Value
Banks (continued)
Grupo Aval Acciones y Valores SA (Colombia) (PRFC)	70,941	$29,649
Itau Unibanco Holding SA (Brazil) (PRFC)	66,316	686,986
Itausa - Investimentos Itau SA (Brazil) (PRFC)	166,595	395,022
Sberbank of Russia PJSC (Russia) (PRFC)	52,900	156,963

		1,546,006

Beverages — 0.0%
Coca-Cola Embonor SA (Chile) (PRFC B)	19,831	48,255
Embotelladora Andina SA (Chile) (PRFC B)	8,908	34,738

		82,993

Chemicals — 0.0%
Braskem SA (Brazil) (PRFC A)	3,800	49,395

Construction Materials — 0.0%
Cementos Argos SA (Colombia) (PRFC)	7,666	22,493
Grupo Argos SA (Colombia) (PRFC)	11,851	71,000
STO SE & Co. KGaA (Germany) (PRFC)	378	48,615

		142,108

Diversified Financial Services — 0.0%
Grupo de Inversiones Suramericana SA (Colombia) (PRFC)	9,991	120,872

Electric Utilities — 0.0%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)*	17,700	62,657
Cia de Transmissao de Energia Eletrica Paulista (Brazil) (PRFC)	3,100	46,191

		108,848

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao (Brazil) (PRFC)	6,100	121,882

Gas Utilities — 0.0%
Cia de Gas de Sao Paulo - COMGAS (Brazil) (PRFC A)	2,200	33,695

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	2,010	256,474

Independent Power & Renewable Electricity Producers — 0.0%
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	16,800	70,438

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	29,600	25,356

Metals & Mining — 0.0%
Bradespar SA (Brazil) (PRFC)	8,300	62,618
Cia Ferro Ligas da Bahia - FERBASA (Brazil) (PRFC)	3,900	18,415

		81,033

Multiline Retail — 0.0%
Lojas Americanas SA (Brazil) (PRFC)	3,500	14,991

Oil, Gas & Consumable Fuels — 0.1%
Bashneft PJSC (Russia) (PRFC)	1,732	47,319
Surgutneftegas OJSC (Russia) (PRFC)	1,429,000	716,882
Tatneft PJSC (Russia) (PRFC)	12,060	89,265

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Transneft PJSC (Russia) (PRFC)	363	$962,451

		1,815,917

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	24,450	825,650

Water Utilities — 0.0%
Cia de Saneamento do Parana (Brazil) (PRFC)	20,400	47,108

TOTAL PREFERRED STOCKS (cost $5,161,628)		5,514,997

	Units
RIGHTS* — 0.0%
Diversified Telecommunication Services — 0.0%
Oi SA (Brazil), expiring 07/16/18	61,796	159

Media — 0.0%
Media General, Inc.^	2,019	99

Real Estate Management & Development — 0.0%
Renhe Commercial Holdings Co. Ltd. (China), expiring 07/10/18	342,000	436

TOTAL RIGHTS (cost $ — )		694

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 2.4%
iShares JPMorgan USD Emerging Markets Bond ETF	420,773	44,925,933
iShares MSCI India ETF	308,843	10,281,383
SPDR S&P Bank ETF	186,418	8,791,473
Technology Select Sector SPDR Fund	143,901	9,996,802

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $77,838,714)		73,995,591

UNAFFILIATED FUNDS — 0.1%
Goldman Sachs Local Emerging Markets Debt Fund	331,846	1,924,704
HBM Healthcare Investments AG (Class A Stock)*	1,152	182,738

TOTAL UNAFFILIATED FUNDS (cost $2,218,178)		2,107,442

	Units
WARRANTS* — 0.0%
Building Products — 0.0%
Dynasty Ceramic PCL (Thailand), expiring 05/07/21	93,360	1,973

Electronic Equipment, Instruments & Components — 0.0%
Stars Microelectronics Thailand PCL (Thailand), expiring 05/29/20	26,200	372

Health Care Providers & Services — 0.0%
Vibhavadi Medical Center PCL (Thailand), expiring 06/14/22	18,192	148

WARRANTS* (continued)	Units	Value
Independent Power & Renewable Electricity Producers — 0.0%
Super Energy Corp. PCL (Thailand), expiring 08/31/20	105,360	$286

Pharmaceuticals — 0.0%
Adcock Ingram Holdings Ltd. (South Africa), expiring 07/26/19	157	60

Real Estate Management & Development — 0.0%
Country Group Development PCL (Thailand), expiring 06/26/21	116,020	—
Sunway Bhd (Malaysia), expiring 10/03/24	23,361	2,053

		2,053

TOTAL WARRANTS (cost $138)		4,892

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 8.1%
Automobiles — 0.3%
Chesapeake Funding II LLC,
Series 2017-2A, Class A1, 144A
1.990%	05/15/29	5,545	5,488,356
Mercedes-Benz Master Owner Trust,
Series 2017-BA, Class A, 1 Month LIBOR + 0.420%, 144A
2.493%(c)	05/16/22	5,400	5,413,985

			10,902,341

Collateralized Loan Obligations — 4.9%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A, 3 Month LIBOR + 1.420%, 144A
3.778%(c)	05/01/26	7,644	7,644,253
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class AR, 3 Month LIBOR + 1.100%, 144A
3.459%(c)	07/20/26	6,500	6,499,036
Series 2017-AA, Class A, 3 Month LIBOR + 1.260%, 144A
3.619%(c)	07/20/29	5,750	5,765,771
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-4RA, Class A, 3 Month LIBOR + 1.050%, 144A
3.409%(c)	01/28/31	7,450	7,446,307
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A
3.608%(c)	07/16/29	6,800	6,816,693
Atrium (Cayman Islands),
Series 10A, Class AR, 3 Month LIBOR + 0.950%, 144A
3.298%(c)	07/16/25	5,666	5,666,163
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 3 Month LIBOR + 1.250%, 144A
3.598%(c)	07/15/29	6,500	6,516,883
Catamaran CLO Ltd. (Cayman Islands),
Series 2013-1A, Class AR, 3 Month LIBOR + 0.850%, 144A
3.216%(c)	01/27/28	6,650	6,637,852

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
CBAM Ltd. (Cayman Islands),
Series 2017-3A, Class A, 3 Month LIBOR + 1.230%, 144A
3.583%(c)	10/17/29	7,750	$7,763,371
Cedar Funding CLO Ltd. (Cayman Islands),
Series 2016-5A, Class A1, 3 Month LIBOR + 1.610%, 144A
3.963%(c)	07/17/28	9,000	9,000,360
Crown Point CLO Ltd. (Cayman Islands),
Series 2015-3A, Class A1AR, 3 Month LIBOR + 0.910%, 144A
3.258%(c)	12/31/27	8,650	8,639,002
Cutwater Ltd. (Cayman Islands),
Series 2014-1A, Class A1AR, 3 Month LIBOR + 1.250%, 144A
3.598%(c)	07/15/26	6,450	6,447,545
Jamestown CLO Ltd. (Cayman Islands),
Series 2017-10A, Class A1, 3 Month LIBOR + 1.250%, 144A
3.603%(c)	07/17/29	6,500	6,502,116
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 3 Month LIBOR + 0.750%, 144A
3.089%(c)	04/15/29	9,600	9,513,372
Magnetite XVII Ltd. (Cayman Islands),
Series 2016-17A, Class AR, 3 Month LIBOR + 1.100%, 144A
3.430%(c)	07/20/31	9,550	9,550,000
Nassau Ltd. (Cayman Islands),
Series 2017-IIA, Class AL, 3 Month LIBOR + 1.250%, 144A
3.598%(c)	01/15/30	7,000	6,999,168
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 3 Month LIBOR + 1.140%, 144A
3.499%(c)	10/20/26	8,600	8,598,587
Series 2017-1A, Class A, 3 Month LIBOR + 1.390%, 144A
3.752%(c)	01/23/29	2,000	2,006,253
TCW CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A, 3 Month LIBOR + 1.280%, 144A
3.639%(c)	07/29/29	6,800	6,808,225
TICP CLO Ltd. (Cayman Islands),
Series 2016-6A, Class A, 3 Month LIBOR + 1.550%, 144A
3.898%(c)	01/15/29	5,650	5,668,203
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1SR, 3 Month LIBOR + 0.890%, 144A
3.238%(c)	04/15/29	2,780	2,776,631
Voya CLO Ltd. (Cayman Islands),
Series 2017-3A, Class A1A, 3 Month LIBOR + 1.230%, 144A
3.589%(c)	07/20/30	2,900	2,906,870

			146,172,661

Credit Cards — 0.4%
CARDS Trust (Canada),
Series 2017-1A, Class A, 1 Month LIBOR + 0.370%, 144A
2.443%(c)	04/18/22	4,750	4,754,623

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Credit Cards (continued)
Golden Credit Card Trust (Canada),
Series 2016-5A, Class A, 144A
1.600%	09/15/21	5,000	$4,922,233
Series 2017-2A, Class A, 144A
1.980%	04/15/22	2,000	1,962,246

			11,639,102

Other — 0.1%
Ready Capital Mortgage Financing LLC,
Series 2018-FL2, Class A, 1 Month LIBOR + 0.850%, 144A
2.830%(c)	06/25/35	2,100	2,099,406

			2,099,406

Student Loans — 2.4%
Access Group, Inc.,
Series 2015-1, Class A, 1 Month LIBOR + 0.700%, 144A
2.791%(c)	07/25/56	1,566	1,563,677
Access to Loans for Learning Student Loan Corp.,
Series 2013-I, Class A, 1 Month LIBOR + 0.800%
2.891%(c)	02/25/41	908	907,084
Chase Education Loan Trust,
Series 2007-A, Class A3, 3 Month LIBOR + 0.070%
2.406%(c)	12/28/23	235	234,121
ECMC Group Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.350%, 144A
3.441%(c)	07/26/66	3,974	4,039,246
Edsouth Indenture No. 10 LLC,
Series 2015-2, Class A, 1 Month LIBOR + 1.000%, 144A
3.091%(c)	12/25/56	2,555	2,575,524
Edsouth Indenture No. 5 LLC,
Series 2014-1, Class A, 1 Month LIBOR + 0.700%, 144A
2.791%(c)	02/25/39	1,723	1,729,198
Edsouth Indenture No. 6 LLC,
Series 2014-2, Class A, 1 Month LIBOR + 0.680%, 144A
2.771%(c)	05/25/39	2,149	2,119,507
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2, 1 Month LIBOR + 0.800%, 144A
2.891%(c)	04/26/32	7,800	7,836,700
Higher Education Funding,
Series 2014-1, Class A, 3 Month LIBOR + 1.050%, 144A
3.380%(c)	05/25/34	3,909	3,929,999
Montana Higher Education Student Assistance Corp.,
Series 2012-1, Class A3, 1 Month LIBOR + 1.050%
2.998%(c)	07/20/43	2,850	2,864,126
Navient Student Loan Trust,
Series 2016-5A, Class A, 1 Month LIBOR + 1.250%, 144A
3.341%(c)	06/25/65	8,619	8,845,463
Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A
3.241%(c)	03/25/66	4,365	4,446,913
Series 2017-2A, Class A, 1 Month LIBOR + 1.050%, 144A
3.141%(c)	12/27/66	7,828	7,946,798
Nelnet Student Loan Trust,
Series 2006-1, Class A5, 3 Month LIBOR + 0.110%
2.440%(c)	08/23/27	2,017	2,014,991
Series 2006-1, Class A6, 3 Month LIBOR + 0.450%, 144A
2.780%(c)	08/23/36	4,950	4,842,734
Series 2013-5A, Class A, 1 Month LIBOR + 0.630%, 144A
2.590%(c)	01/25/37	720	720,689

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.150%, 144A
3.241%(c)	09/25/65	4,217	$4,281,773
Scholar Funding Trust,
Series 2010-A, Class A, 3 Month LIBOR + 0.750%, 144A
3.109%(c)	10/28/41	1,330	1,325,163
SLC Student Loan Trust,
Series 2006-2, Class A5, 3 Month LIBOR + 0.100%
2.441%(c)	09/15/26	2,338	2,333,874
SLM Student Loan Trust,
Series 2004-8A, Class A6, 3 Month LIBOR + 0.630%, 144A
2.990%(c)	01/25/40	2,450	2,463,654
Series 2005-3, Class A5, 3 Month LIBOR + 0.090%
2.450%(c)	10/25/24	972	970,795
South Carolina Student Loan Corp.,
Series 2014-1, Class A1, 1 Month LIBOR + 0.750%
2.732%(c)	05/01/30	3,450	3,465,567

			71,457,596

TOTAL ASSET-BACKED SECURITIES (cost $240,961,704)			242,271,106

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.1%
Exantas Capital Corp. (Cayman Islands),
Series 2018-RSO6, Class A, 1 Month LIBOR + 0.830%, 144A
2.791%(c)	06/15/35	4,950	4,946,661

(cost $4,950,000)
CORPORATE BONDS — 13.8%
Aerospace & Defense — 0.3%
General Dynamics Corp.,
Gtd. Notes
3.000%	05/11/21	2,150	2,143,093
Gtd. Notes, 3 Month LIBOR + 0.380%
2.736%(c)	05/11/21	1,125	1,128,918
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	2,800	2,658,217
3.250%	01/15/28	2,950	2,771,415

			8,701,643

Agriculture — 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24	2,655	2,514,905
3.557%	08/15/27	1,075	1,000,181
4.390%	08/15/37	1,100	1,031,956
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.000%	06/12/22	2,050	2,062,766
4.450%	06/12/25	650	654,162

			7,263,970

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21			3,500	$3,468,612
5.875%	08/02/21			2,750	2,915,328

					6,383,940

Banks — 4.5%
Banco de Credito del Peru (Peru),
Sr. Unsec’d. Notes, 144A
4.850%	10/30/20		PEN	1,050	320,132
Banco Del Estado De Chile (Chile),
Certificate of Deposit, 1 Month LIBOR + 0.500%
2.602%(c)	09/28/18			276	276,277
Banco Macro SA (Argentina),
Sr. Unsec’d. Notes, 144A
17.500%	05/08/22		ARS	4,020	109,794
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23			3,800	3,605,858
4.250%	04/11/27			200	190,102
4.379%	04/12/28			800	764,901
Bank of America Corp.,
Sr. Unsec’d. Notes
3.419%	12/20/28			1,314	1,237,360
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27			1,400	1,304,759
3.824%	01/20/28			2,350	2,292,298
4.000%	04/01/24			1,460	1,472,791
4.125%	01/22/24			2,500	2,541,150
Sub. Notes, MTN
4.183%	11/25/27			525	511,296
4.450%	03/03/26			1,675	1,678,881
Bank of New York Mellon Corp. (The),
Sub. Notes, MTN
3.300%	08/23/29			1,150	1,069,083
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.950%	01/10/47			425	398,439
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25			1,225	1,157,236
Sr. Unsec’d. Notes, MTN, 144A
3.500%	03/01/23			3,450	3,362,729
BPCE SA (France),
Sr. Unsec’d. Notes
2.650%	02/03/21			1,365	1,337,088
Capital One NA,
Sr. Unsec’d. Notes
2.650%	08/08/22			2,210	2,120,575
Citibank NA,
Sr. Unsec’d. Notes
3.050%	05/01/20			3,550	3,548,705
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21			3,600	3,530,792
Sub. Notes
4.125%	07/25/28	(a)		1,575	1,507,887
4.600%	03/09/26			925	923,671

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes
3.125%	04/26/21			2,225	$2,216,475
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.430%
2.792%(c)	04/26/21			1,850	1,851,369
Credit Agricole SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24			1,475	1,388,997
Sub. Notes
4.375%	03/17/25			1,225	1,181,780
Credit Suisse AG (Switzerland),
Sub. Notes, 144A
6.500%	08/08/23			475	505,241
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.869%	01/12/29			2,250	2,115,739
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
4.550%	04/17/26			544	543,957
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.500%	02/13/19			450	446,876
2.700%	07/13/20			6,550	6,370,199
8.250%	05/19/36			5,100,000	351,448
Sr. Unsec’d. Notes, EMTN, 144A
7.500%	08/19/32		IDR	6,500,000	425,244
Dominican Republic Central Bank Notes (Dominican Republic),
Unsec’d. Notes, 144A
11.000%	09/15/23		DOP	6,230	130,431
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%	03/13/23			2,175	2,130,461
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.326%(c)	05/18/24			1,125	1,121,625
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25			2,050	2,056,015
ING Bank NV (Netherlands),
Sub. Notes, EMTN
4.125%	11/21/23			2,775	2,781,660
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.375%	01/12/23			3,525	3,240,165
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%	12/29/49			2,200	2,240,700
Sr. Unsec’d. Notes
3.250%	09/23/22			4,675	4,631,662
3.509%	01/23/29	(a)		2,225	2,108,087
3.782%	02/01/28			1,250	1,219,568
3.882%	07/24/38			850	785,055
Sub. Notes
3.625%	12/01/27			478	449,409
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes, MTN, 144A
8.375%	03/15/24		IDR	12,456,000	887,914
Unsec’d. Notes, EMTN, 144A
8.375%	03/17/34		IDR	3,040,000	211,612
8.750%	05/17/31		IDR	6,918,000	503,279

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
9.000%	03/19/29	IDR	11,280,000	$835,495
11.420%(s)	02/07/19	EGP	5,800	290,577
Unsec’d. Notes, MTN, 144A
7.500%	08/19/32	IDR	50,024,000	3,272,680
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
1.125%	08/06/18		10,000	9,990,500
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.490%
2.853%(c)	05/07/21		1,800	1,802,544
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27		3,550	3,408,802
3.737%	04/24/24		1,825	1,814,050
Sr. Unsec’d. Notes, GMTN
3.700%	10/23/24		4,575	4,516,651
Sr. Unsec’d. Notes, MTN
3.875%	04/29/24		1,475	1,477,611
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%
3.759%(c)	10/24/23		2,500	2,557,210
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21		2,075	2,074,104
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.749%(c)	04/30/21		2,125	2,124,281
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.498%	05/15/23		3,325	3,220,954
3.875%	09/12/23		1,836	1,783,530
4.519%	06/25/24		1,675	1,676,201
4.892%	05/18/29		200	199,110
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.650%	04/17/20		1,150	1,139,869
Standard Chartered Bank (United Kingdom),
Sr. Unsec’d. Notes, EMTN, 144A
8.750%	05/17/31	IDR	53,930,000	3,923,368
8.750%	05/19/31	IDR	9,456,000	687,094
Sr. Unsec’d. Notes, MTN, 144A
9.000%	03/19/29	IDR	11,479,000	850,235
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		2,600	2,598,560
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21		3,350	3,298,799
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22		350	334,039
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	10/23/26		3,525	3,254,759

				134,287,795

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		850	861,515
4.900%	02/01/46		3,300	3,393,648

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28	(a)		2,250	$2,244,774
4.600%	04/15/48			400	394,102
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
5.300%	05/15/48	(a)		825	781,881
Maple Escrow Subsidiary, Inc.,
Gtd. Notes, 144A
4.057%	05/25/23			1,750	1,754,267

					9,430,187

Chemicals — 0.4%
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19			513	518,072
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.750%	06/01/22			450	436,048
3.450%	06/01/27	(a)		1,250	1,180,962
4.500%	06/01/47	(a)		725	691,950
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20			2,910	2,899,434
3.933%	04/23/21			3,595	3,585,887
4.441%	04/24/23			1,695	1,685,511

					10,997,864

Commercial Services — 0.1%
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	11/01/26			1,250	1,155,227
3.950%	12/01/47			554	529,672

					1,684,899

Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23	(a)		1,550	1,622,288
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.900%	10/15/25	(a)		1,100	1,122,766

					2,745,054

Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23			1,975	1,898,334
4.625%	07/01/22			1,950	1,988,510
American Express Co.,
Sub. Notes
3.625%	12/05/24			875	861,796
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, MTN, 144A
16.909%(s)	11/01/18		EGP	5,000	262,881
19.688%(s)	07/12/18		EGP	5,000	278,693
Huarong Finance Co., Ltd. (China),
Gtd. Notes
4.750%	04/27/27			200	192,279

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18		1,550	$1,560,112
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
4.150%	01/23/30		100	88,242
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24		250	245,078
4.500%	07/23/25	(a)	3,307	3,247,839
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22		2,650	2,603,687

				13,227,451

Electric — 0.8%
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23		950	949,826
4.250%	06/15/28		250	249,934
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.950%	09/15/27	(a)	1,575	1,481,071
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		1,827	2,253,232
Duke Energy Carolinas LLC,
First Mortgage
3.950%	03/15/48		1,100	1,067,561
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	(a)	2,875	2,668,591
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.875%	05/25/22		2,000	1,905,654
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26		1,100	1,003,635
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		1,150	1,136,695
Florida Power & Light Co.,
First Mortgage
3.950%	03/01/48		1,025	1,005,647
4.125%	02/01/42		1,919	1,938,433
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	06/15/25		1,350	1,259,415
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
6.000%	08/31/36		840	898,800
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.848%(c)	01/15/21		2,625	2,626,320
Southern California Edison Co.,
First Ref. Mortgage
4.050%	03/15/42		1,750	1,642,481

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Southern Co. (The),
Sr. Unsec’d. Notes
3.250%	07/01/26		2,450	$2,299,748

				24,387,043

Foods — 0.1%
Smithfield Foods, Inc.,
Gtd. Notes, 144A
2.700%	01/31/20		1,150	1,133,499
Sr. Unsec’d. Notes, 144A
2.650%	10/03/21		3,350	3,191,647

				4,325,146

Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes, 144A
3.650%	06/15/23		1,475	1,473,491

Healthcare-Products — 0.4%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22		3,325	3,216,051
3.363%	06/06/24		2,525	2,425,476
4.669%	06/06/47		625	604,013
4.685%	12/15/44		900	872,350
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.880%
3.211%(c)	12/29/20		3,050	3,054,983
Stryker Corp.,
Sr. Unsec’d. Notes
2.625%	03/15/21		575	565,251

				10,738,124

Healthcare-Services — 0.1%
Northwell Healthcare, Inc.,
Sec’d. Notes
6.150%	11/01/43		1,350	1,672,040
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35		725	762,505
4.750%	07/15/45		1,075	1,148,542

				3,583,087

Insurance — 0.4%
Alleghany Corp.,
Sr. Unsec’d. Notes
5.625%	09/15/20		2,200	2,300,669
American International Group, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/28		975	953,911
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26		1,875	1,852,474
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	04/20/23		800	793,698
4.350%	04/20/28		325	310,689
Great-West Lifeco Finance 2018 LP (Canada),
Gtd. Notes, 144A
4.047%	05/17/28	(a)	775	781,094

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Insurance (continued)
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	1,100	$1,007,260
6.063%	03/30/40	2,500	3,108,599
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	605	636,871

			11,745,265

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.875%	08/22/37	925	902,905
4.800%	12/05/34	2,150	2,355,628

			3,258,533

Investment Companies — 0.0%
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
5.500%	01/16/25	200	204,891

Machinery-Construction & Mining — 0.0%
Oshkosh Corp.,
Sr. Unsec’d. Notes
4.600%	05/15/28	1,100	1,097,250

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37	700	821,040
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20	1,725	1,722,809
4.464%	07/23/22	4,325	4,378,141
4.500%	02/01/24	2,000	1,998,031
4.908%	07/23/25	2,275	2,297,487
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	323	300,507

			11,518,015

Multi-National — 0.4%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.375%	04/06/23	9,470	11,159,922

Oil & Gas — 0.6%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	210	201,788
5.550%	03/15/26	450	482,272
6.450%	09/15/36	1,025	1,184,547
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.224%	04/14/24	2,300	2,256,743
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.850%	06/01/27	1,775	1,731,796
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28	1,200	1,202,790

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23		2,675	$2,714,544
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42		660	644,333
5.600%	07/15/41		525	566,304
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27	(a)	1,500	1,505,306
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	10/28/22		2,090	376,200
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.375%	02/04/21		53	55,783
6.500%	03/13/27		1,230	1,261,267
6.625%	06/15/35		20	19,550
Gtd. Notes, MTN
6.750%	09/21/47		574	541,225
Sr. Unsec’d. Notes, 144A
6.350%	02/12/48		632	570,380
Phillips 66,
Gtd. Notes
3.900%	03/15/28		2,200	2,147,156
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22		425	429,858
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes
4.125%	01/28/25		250	243,294
Sr. Unsec’d. Notes, 144A
3.667%	11/30/27		510	468,404
Shell International Finance BV (Netherlands),
Gtd. Notes
4.550%	08/12/43		775	811,540

				19,415,080

Pharmaceuticals — 0.7%
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.875%	12/15/23		2,425	2,425,102
4.250%	12/15/25		4,725	4,750,283
4.375%	12/15/28		3,400	3,406,466
CVS Health Corp.,
Sr. Unsec’d. Notes
3.500%	07/20/22		1,700	1,685,021
3.875%	07/20/25		2,700	2,616,121
4.000%	12/05/23		2,250	2,259,363
4.125%	05/15/21		1,275	1,297,537
5.050%	03/25/48		2,125	2,162,604
5.125%	07/20/45		425	430,644
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.800%	07/21/23	(a)	1,340	1,157,425

				22,190,566

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines — 0.9%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47		1,640	$1,502,240
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20		1,300	1,294,621
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
2.900%	07/15/22		1,100	1,068,410
Energy Transfer Partners LP,
Gtd. Notes
4.200%	09/15/23		2,275	2,273,883
4.650%	06/01/21		675	691,200
5.300%	04/15/47		775	710,480
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month LIBOR + 3.710%
6.066%(c)	08/01/66		1,425	1,428,563
EQT Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23		2,750	2,745,569
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		1,000	923,647
4.700%	04/15/48		450	417,243
ONEOK, Inc.,
Gtd. Notes
4.550%	07/15/28		1,800	1,815,822
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.850%	10/15/23		1,175	1,145,182
4.500%	12/15/26	(a)	2,075	2,031,157
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25		2,275	2,419,841
6.250%	03/15/22	(a)	1,750	1,882,585
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24		650	643,851
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25		1,275	1,202,416
Williams Partners LP,
Sr. Unsec’d. Notes
3.600%	03/15/22		840	835,894
3.900%	01/15/25		1,575	1,536,449
4.000%	09/15/25		1,100	1,075,115

				27,644,168

Real Estate Investment Trusts (REITs) — 0.5%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23		3,000	2,983,980
American Homes 4 Rent LP,
Gtd. Notes
4.250%	02/15/28		704	674,198
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.150%	07/15/23		2,975	2,847,897
3.650%	09/01/27		2,025	1,883,568

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
CubeSmart LP,
Gtd. Notes
4.375%	12/15/23			1,125	$1,149,303
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23			4,250	4,225,059
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25			1,250	1,196,929

					14,960,934

Retail — 0.2%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25			1,925	1,881,308
4.200%	05/15/28			1,950	1,882,275
Walmart, Inc.,
Sr. Unsec’d. Notes
4.050%	06/29/48			925	931,466

					4,695,049

Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.650%	01/15/23			1,025	965,282
3.000%	01/15/22			2,225	2,164,170
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
3.922%	06/01/21			1,300	1,302,159
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/15/20			1,000	1,010,000
4.125%	06/01/21			2,075	2,069,813
4.625%	06/01/23			225	226,969

					7,738,393

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
3.125%	11/03/25			2,200	2,161,290
Oracle Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/46			1,400	1,321,013

					3,482,303

Telecommunications — 1.0%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19		MXN	2,010	98,136
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	(a)		1,750	1,698,893
3.400%	05/15/25			1,825	1,711,374
3.600%	02/17/23			2,878	2,835,438
3.800%	03/15/22			3,325	3,330,671
4.125%	02/17/26			1,600	1,563,866
4.250%	03/01/27	(a)		3,000	2,936,144
5.450%	03/01/47			350	343,555

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26			675	$599,090
4.125%	08/15/46			25	21,446
4.862%	08/21/46			100	95,557
5.012%	04/15/49			2,432	2,368,405
5.250%	03/16/37			700	718,899
Sr. Unsec’d. Notes, 144A
4.329%	09/21/28			9,082	9,002,105
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24			3,675	3,643,594

					30,967,173

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.050%	06/15/48	(a)		1,100	1,063,618
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.950%	09/10/28			1,800	1,808,592

					2,872,210

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22			875	862,443
4.875%	07/11/22			1,075	1,117,740

					1,980,183

TOTAL CORPORATE BONDS (cost $425,140,021)					414,159,629

SOVEREIGN BONDS — 3.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes
4.125%	10/11/47			1,660	1,519,109
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22			630	603,225
3.125%	10/11/27			1,020	949,212
4.125%	10/11/47			320	292,840
Argentina Bonar Bonds (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
34.188%(c)	04/03/22		ARS	1,285	40,164
Sr. Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.500%
34.194%(c)	03/11/19		ARS	3,400	115,654
34.660%(c)	03/01/20		ARS	57,045	1,864,809
Argentina POM Politica Monetaria (Argentina),
Bonds, Argentina Central Bank 7 Day Repo Reference Rate + 0.000%
40.000%(c)	06/21/20		ARS	93,865	3,313,846
Argentina Treasury Bond BONCER (Argentina),
Bonds
2.500%	07/22/21		ARS	475	22,104
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26		ARS	1,280	39,283

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.260%(cc)	12/31/38	EUR	10	$6,832
2.500%(cc)	12/31/38		140	79,380
3.375%	01/15/23	EUR	140	147,960
5.250%	01/15/28	EUR	190	189,709
5.875%	01/11/28		120	97,500
6.875%	01/11/48		1,000	748,510
Sr. Unsec’d. Notes, 144A
7.125%	06/28/2117		20	15,230
Unsec’d. Notes
5.000%	01/15/27	EUR	200	198,900
Bonos de la Nacion Argentina con Ajuste por CER (Argentina),
Bonds
3.750%	02/08/19	ARS	2,855	93,900
4.000%	03/06/20	ARS	675	23,494
Bonos De La Nacion Argentina En Moneda Dua (Argentina),
Bonds
4.500%	06/21/19		225	228,544
Bonos de La Tesoreria de La Republica En Pesos (Chile),
Bonds
4.500%	03/01/21	CLP	330,000	515,174
4.500%	03/01/26	CLP	1,465,000	2,230,374
5.000%	03/01/35	CLP	360,000	547,226
Unsec’d. Notes
4.500%	02/28/21	CLP	100,000	156,133
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	143	114,368
10.000%	01/01/23	BRL	3,957	996,748
10.000%	01/01/25	BRL	6,002	1,457,431
10.000%	01/01/27	BRL	4,040	952,774
10.000%	01/01/29	BRL	317	73,365
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
5.500%	08/05/20	CLP	258,500	410,228
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	03/21/23	COP	239,000	77,466
7.750%	04/14/21	COP	440,000	157,743
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP	1,118,100	365,862
7.000%	05/04/22	COP	2,116,000	752,126
7.000%	06/30/32	COP	1,720,700	582,624
7.500%	08/26/26	COP	2,458,900	888,625
7.750%	09/18/30	COP	637,800	233,325
10.000%	07/24/24	COP	7,700,800	3,126,805
11.000%	07/24/20	COP	27,000,000	10,219,376
11.250%	10/24/18	COP	21,000	7,323
Bonds, TIPS
3.300%	03/17/27	COP	920	82,100
3.500%	03/10/21	COP	5,015	454,736
3.500%	05/07/25	COP	290	26,500
4.750%	02/23/23	COP	11,300	1,082,851
Notes
5.000%	11/21/18	COP	1,203,900	411,998
Czech Republic Government Bond (Czech Republic),
Bonds
0.250%	02/10/27	CZK	12,950	499,790

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
1.000%	06/26/26	CZK	24,520	$1,017,459
2.400%	09/17/25	CZK	26,880	1,248,509
2.500%	08/25/28	CZK	10,360	478,726
4.200%	12/04/36	CZK	3,170	172,933
Dominican Republic Bond (Dominican Republic),
Bonds
12.000%	03/05/32	DOP	16,900	377,969
Dominican Republic International Bond (Dominican Republic),
Bonds
11.500%	05/10/24	DOP	100	2,204
Sr. Unsec’d. Notes, 144A
6.850%	01/27/45		160	158,349
8.900%	02/15/23	DOP	11,850	244,082
Unsec’d. Notes
11.375%	07/06/29	DOP	100	2,142
Hungary Government Bond (Hungary),
Bonds
2.500%	10/27/21	HUF	85,440	307,625
2.750%	12/22/26	HUF	581,690	1,956,928
3.000%	06/26/24	HUF	318,510	1,139,989
3.000%	10/27/27	HUF	16,340	55,184
5.500%	06/24/25	HUF	40,650	166,727
6.750%	10/22/28	HUF	440	1,968
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN
4.125%	01/15/25		4,620	4,534,992
5.875%	01/15/24		510	546,105
Sr. Unsec’d. Notes, MTN, 144A
3.850%	07/18/27		1,550	1,470,615
4.125%	01/15/25		550	539,880
4.750%	01/08/26		470	476,337
4.750%	07/18/47		1,450	1,369,268
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
7.875%	04/15/19	IDR	2,000,000	139,916
8.250%	06/15/32	IDR	1,000,000	69,456
8.375%	03/15/24	IDR	1,635,000	116,549
9.000%	03/15/29	IDR	4,100,000	304,281
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes
3.500%	03/20/27		7,630	7,427,195
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.418%	08/15/22	MYR	620	150,971
3.480%	03/15/23	MYR	530	128,525
3.580%	09/28/18	MYR	6,080	1,505,855
3.654%	10/31/19	MYR	930	230,588
3.759%	03/15/19	MYR	200	49,639
3.800%	08/17/23	MYR	5,100	1,250,593
3.889%	07/31/20	MYR	100	24,921
4.048%	09/30/21	MYR	560	139,983
4.160%	07/15/21	MYR	130	32,591
4.232%	06/30/31	MYR	800	189,793
4.254%	05/31/35	MYR	1,610	367,719
4.378%	11/29/19	MYR	1,440	360,722
4.736%	03/15/46	MYR	450	107,574
5.734%	07/30/19	MYR	1,750	443,573
Malaysia Government Investment Issue (Malaysia),
Sr. Unsec’d. Notes
3.399%	11/30/18	MYR	1,290	313,426

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
3.558%	04/30/19	MYR	1,650	$408,630
3.743%	08/26/21	MYR	500	123,414
3.872%	08/30/18	MYR	440	108,989
3.990%	10/15/25	MYR	60	14,529
4.045%	08/15/24	MYR	440	108,112
4.070%	09/30/26	MYR	170	41,157
4.295%	10/31/18	MYR	300	74,510
4.786%	10/31/35	MYR	540	128,613
Unsec’d. Notes
3.872%	08/30/18	MYR	810	200,606
4.724%	06/15/33	MYR	210	51,879
Mexican Bonos (Mexico),
Bonds
5.750%	03/05/26	MXN	18,033	810,753
6.500%	06/10/21	MXN	4,799	233,950
6.500%	06/09/22	MXN	2,079	100,393
7.500%	06/03/27	MXN	400	19,999
7.750%	05/29/31	MXN	38,014	1,932,827
8.000%	06/11/20	MXN	4,128	208,904
8.000%	11/07/47	MXN	601	31,325
10.000%	12/05/24	MXN	95	5,394
10.000%	11/20/36	MXN	4,138	256,757
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	907	46,065
7.750%	11/13/42	MXN	1,089	55,225
8.000%	12/07/23	MXN	602	30,761
8.500%	05/31/29	MXN	2,363	126,882
8.500%	11/18/38	MXN	186	10,171
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
6.150%	08/12/32	PEN	9,450	2,945,082
Peruvian Government International Bond (Peru),
Bonds
6.714%	02/12/55	PEN	133	41,285
Sr. Unsec’d. Notes
6.850%	02/12/42	PEN	1,524	489,281
6.900%	08/12/37	PEN	580	190,121
6.950%	08/12/31	PEN	647	215,695
8.200%	08/12/26	PEN	370	134,202
Sr. Unsec’d. Notes, 144A
6.350%	08/12/28	PEN	1,372	436,577
Unsec’d. Notes
5.700%	08/12/24	PEN	591	186,712
Unsec’d. Notes, 144A
5.700%	08/12/24	PEN	940	296,970
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		270	269,803
4.500%	04/23/28		270	272,481
5.103%	04/23/48		1,840	1,834,406
Republic of South Africa Government Bond (South Africa),
Bonds
10.500%	12/21/26	ZAR	4,060	324,175
Russian Federal Bond (Russia),
Bonds
6.400%	05/27/20	RUB	22,950	361,784
6.500%	02/28/24	RUB	70,950	1,080,542
6.700%	05/15/19	RUB	27,200	432,926
7.000%	12/15/21	RUB	137,340	2,171,635
7.000%	01/25/23	RUB	31,100	488,740

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
7.000%	08/16/23	RUB	29,005	$456,335
7.050%	01/19/28	RUB	3,740	57,529
7.100%	10/16/24	RUB	23,840	372,777
7.400%	12/07/22	RUB	13,590	216,908
7.600%	07/20/22	RUB	850	13,699
7.700%	03/23/33	RUB	15,750	251,797
7.750%	09/16/26	RUB	112,580	1,814,384
8.150%	02/03/27	RUB	110,260	1,823,292
8.500%	09/17/31	RUB	18,840	320,697
South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41	ZAR	10	520
8.000%	01/31/30	ZAR	51,736	3,442,191
8.250%	03/31/32	ZAR	5,885	390,609
8.500%	01/31/37	ZAR	62,840	4,151,293
8.750%	01/31/44	ZAR	2,784	185,469
8.875%	02/28/35	ZAR	16,005	1,103,145
9.000%	01/31/40	ZAR	17,776	1,217,620
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
1.875%	06/17/22	THB	30,000	901,349
2.000%	12/17/22	THB	76,330	2,297,243
2.125%	12/17/26	THB	6,840	198,951
2.550%	06/26/20	THB	6,180	189,627
3.580%	12/17/27	THB	5,900	189,649
3.650%	12/17/21	THB	37,925	1,211,045
3.650%	06/20/31	THB	105,210	3,371,226
3.850%	12/12/25	THB	15,860	522,974
3.875%	06/13/19	THB	3,730	115,005
Sr. Unsec’d. Notes, TIPS
1.200%	07/14/21	THB	8,800	287,720
1.250%	03/12/28	THB	12,610	372,587
Turkey Government Bond (Turkey),
Bonds
7.400%	02/05/20	TRY	1,900	354,039
9.200%	09/22/21	TRY	2,820	491,705
9.400%	07/08/20	TRY	3,080	575,591
10.500%	08/11/27	TRY	1,680	270,623
10.700%	08/17/22	TRY	10,700	1,900,628
11.000%	03/02/22	TRY	1,400	255,233
12.200%	01/18/23	TRY	8,000	1,496,784
12.400%	03/08/28	TRY	5,990	1,075,732
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28	UYU	2,475	68,112
Sr. Unsec’d. Notes, TIPS
4.375%	12/15/28	UYU	1,490	85,783

TOTAL SOVEREIGN BONDS (cost $124,623,245)				115,987,270

MUNICIPAL BONDS — 0.5%
California — 0.2%
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39		3,300	4,866,312

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33		2,920	2,763,371

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
Illinois (continued)
General Obligation Unlimited, BABs
6.630%	02/01/35	1,105	$1,170,869
7.350%	07/01/35	220	245,654

			4,179,894

New Hampshire — 0.1%
New Hampshire Higher Education Loan Corp.,
Revenue Bonds, 3 Month LIBOR + 0.850%
3.210%(c)	10/25/37	3,350	3,373,450

North Carolina — 0.1%
North Carolina State Education Assistance Authority,
Revenue Bonds, 3 Month LIBOR + 0.900%
3.260%(c)	07/25/41	1,804	1,811,333

South Carolina — 0.0%
South Carolina Student Loan Corp.,
Revenue Bonds, 3 Month LIBOR + 1.000%
3.359%(c)	07/25/25	403	404,205

TOTAL MUNICIPAL BONDS (cost $14,697,730)			14,635,194

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
Fannie Mae REMICS,
Series 2007-33, Class HF, 1 Month LIBOR + 0.350%
2.441%(c)	04/25/37	295	296,429
Series 2011-52, Class GB
5.000%	06/25/41	1,235	1,317,497
Series 2011-99, Class DB
5.000%	10/25/41	1,204	1,288,347
Series 2012-111, Class B
7.000%	10/25/42	197	224,947
Series 2012-153, Class B
7.000%	07/25/42	708	802,028
Freddie Mac REMICS,
Series 2755, Class ZA
5.000%	02/15/34	615	659,067
Series 4273, Class PD
6.500%	11/15/43	1,229	1,378,635
Permanent Master Issuer PLC (Netherlands),
Series 2018-1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A
2.747%(c)	07/15/58	8,300	8,301,760

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $14,200,666)			14,268,710

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.8%
Federal Farm Credit Bank
3.280%	05/20/32	2,400	2,354,410
Federal Home Loan Bank
2.125%	06/09/23	6,100	5,927,150
2.750%	12/10/27	3,980	3,841,285
3.375%	09/08/23	3,400	3,483,242
5.375%	08/15/24	1,400	1,584,009
Federal Home Loan Mortgage Corp.
3.000%	05/01/42	138	134,924
3.000%	07/01/42	21	20,544
3.000%	08/01/42	136	132,771

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	08/01/42	29	$28,625
3.000%	08/01/42	23	22,503
3.000%	10/01/42	69	67,219
3.000%	10/01/42	19	18,217
3.000%	12/01/42	21	20,901
3.000%	01/01/43	157	153,245
3.000%	02/01/43	392	383,132
3.000%	02/01/43	158	154,461
3.000%	03/01/43	1,015	991,808
3.000%	03/01/43	846	826,124
3.000%	06/01/43	654	638,266
4.000%	02/01/41	42	43,299
4.000%	02/01/41	24	24,844
5.000%	04/01/33	48	50,280
5.000%	04/01/33	38	39,839
5.000%	08/01/33	250	266,085
5.000%	08/01/33	1	1,332
5.000%	09/01/33	5	5,386
5.000%	09/01/33	1	754
5.000%	10/01/33	1	961
5.000%	04/01/34	1	1,338
5.000%	11/01/34	7	7,113
5.000%	12/01/34	223	236,666
5.000%	12/01/34	162	171,942
5.000%	07/01/35	1	1,351
5.000%	11/01/35	5	5,648
5.000%	04/01/37	197	210,712
5.000%	01/01/39	34	35,865
5.000%	04/01/39	233	248,048
5.000%	07/01/39	31	33,356
5.500%	01/01/36	3	3,250
5.500%	12/01/36	435	471,496
5.500%	08/01/37	27	29,311
5.500%	05/01/40	35	38,225
5.500%	08/01/40	1,000	1,082,261
5.500%	08/01/40	253	273,216
7.000%	02/01/39	654	735,575
Federal National Mortgage Assoc.
1.875%	09/24/26	8,000	7,304,912
3.000%	11/01/42	26	25,229
3.000%	12/01/42	913	893,193
3.000%	12/01/42	215	209,613
3.000%	12/01/42	81	79,591
3.000%	12/01/42	54	53,086
3.000%	12/01/42	47	45,877
3.000%	12/01/42	44	42,598
3.000%	12/01/42	21	20,785
3.000%	12/01/42	19	18,676
3.000%	01/01/43	229	224,180
3.000%	01/01/43	107	104,472
3.000%	01/01/43	85	83,330
3.000%	01/01/43	53	51,579
3.000%	01/01/43	37	35,872
3.000%	01/01/43	36	35,095
3.000%	01/01/43	26	24,932
3.000%	01/01/43	24	23,028
3.000%	01/01/43	23	22,601
3.000%	01/01/43	22	21,124

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	01/01/43	21	$20,842
3.000%	01/01/43	20	19,721
3.000%	01/01/43	19	19,035
3.000%	01/01/43	18	17,201
3.000%	03/01/43	1,512	1,477,685
3.000%	03/01/43	465	454,963
3.000%	03/01/43	210	205,438
3.000%	03/01/43	34	32,803
3.000%	03/01/43	30	29,022
3.000%	04/01/43	1,905	1,861,299
3.000%	04/01/43	247	241,273
3.000%	04/01/43	233	227,877
3.000%	04/01/43	215	209,816
3.000%	04/01/43	119	116,597
3.000%	04/01/43	67	65,084
3.000%	04/01/43	49	47,956
3.000%	05/01/43	944	922,057
3.000%	05/01/43	498	486,613
3.000%	05/01/43	447	438,103
3.000%	05/01/43	229	224,265
3.000%	05/01/43	113	110,147
3.000%	05/01/43	96	93,662
3.000%	03/01/44	899	877,049
3.500%	TBA	2,000	1,990,592
4.000%	11/01/45	813	829,713
4.000%	01/01/46	198	202,242
4.000%	03/01/46	270	275,513
4.000%	03/01/46	244	248,482
4.000%	06/01/46	356	363,372
4.000%	08/01/46	90	92,259
4.000%	10/01/46	469	478,270
4.000%	10/01/46	104	105,821
4.000%	TBA	4,000	4,078,007
4.500%	08/01/23	227	236,082
4.500%	09/01/23	319	332,671
4.500%	03/01/29	433	450,854
4.500%	03/01/29	278	289,683
4.500%	08/01/29	553	577,323
4.500%	05/01/30	172	180,002
4.500%	07/01/30	330	344,974
4.500%	10/01/30	514	536,824
4.500%	11/01/30	193	202,213
4.500%	07/01/31	219	228,863
4.500%	08/01/31	508	531,216
4.500%	01/01/34	271	282,711
4.500%	07/01/41	320	333,140
4.500%	12/01/44	334	349,581
4.500%	04/01/45	4,703	4,965,980
4.500%	05/01/45	538	567,760
4.500%	06/01/45	1,790	1,874,264
4.500%	08/01/45	172	179,324
4.500%	10/01/45	496	518,113
4.500%	11/01/45	275	287,127
4.500%	08/01/46	498	521,356
4.500%	07/01/47	1,956	2,040,195
4.500%	08/01/47	2,806	2,929,471
4.500%	10/01/47	2,289	2,395,189
4.500%	10/01/47	709	739,741

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	10/01/47	302	$315,583
4.500%	12/01/47	1,830	1,906,386
4.500%	12/01/47	957	996,955
4.500%	12/01/47	322	335,591
4.500%	12/01/47	233	242,838
4.500%	01/01/48	224	235,077
4.500%	02/01/48	471	490,434
4.500%	02/01/48	432	450,978
4.500%	03/01/48	1,995	2,082,253
4.500%	04/01/48	5,000	5,219,838
4.500%	04/01/48	1,570	1,636,084
4.500%	04/01/48	148	153,839
4.500%	05/01/48	921	961,906
4.500%	05/01/48	802	836,119
4.500%	06/01/48	8,079	8,433,115
4.500%	TBA	71,000	73,929,361
5.000%	08/01/33	52	55,673
5.000%	11/01/35	105	112,258
5.000%	05/01/37	151	160,827
5.000%	04/01/39	614	657,572
5.000%	06/01/39	25	26,919
5.000%	09/01/39	364	388,813
5.000%	10/01/39	182	194,874
5.000%	01/01/40	59	62,548
5.000%	08/01/40	382	409,641
5.000%	11/01/40	225	240,649
5.000%	11/01/40	144	153,984
5.000%	11/01/40	115	123,597
5.000%	02/01/41	389	417,312
5.000%	02/01/41	32	34,386
5.000%	08/01/41	660	708,220
5.000%	08/01/41	287	307,482
5.000%	09/01/41	18	18,699
5.000%	10/01/41	170	180,619
5.000%	12/01/41	49	52,350
5.000%	03/01/42	565	605,304
5.000%	10/01/43	375	401,705
5.000%	10/01/43	6	6,135
5.000%	05/01/44	441	468,566
5.000%	12/01/44	751	797,546
5.000%	01/01/45	999	1,060,067
5.000%	TBA	32,000	33,897,949
5.500%	03/01/33	1	1,484
5.500%	04/01/33	140	154,981
5.500%	12/01/33	34	37,319
5.500%	03/01/34	2	2,307
5.500%	09/01/34	6	7,066
5.500%	05/01/35	6	6,012
5.500%	07/01/35	3	2,814
5.500%	08/01/37	1,212	1,314,981
5.500%	02/01/38	15	16,284
6.000%	02/01/26	6	6,985
6.000%	04/01/34	11	12,281
6.000%	06/01/35	18	19,622
6.000%	07/01/35	110	120,095
6.000%	07/01/35	54	58,721
6.000%	10/01/35	174	192,163
6.000%	02/01/36	12	13,456

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	06/01/36	243		$265,196
6.000%	02/01/37	12		13,533
6.000%	03/01/37	1		1,605
6.000%	04/01/37	6		6,321
6.000%	05/01/37	22		24,387
6.000%	05/01/37	22		23,988
6.000%	05/01/37	11		12,189
6.000%	06/01/37	9		9,820
6.000%	06/01/37	5		5,819
6.000%	06/01/37	5		5,665
6.000%	06/01/37	1		1,084
6.000%	08/01/37	14		14,989
6.000%	08/01/37	12		12,732
6.000%	09/01/37	93		101,788
6.000%	09/01/37	20		22,453
6.000%	09/01/37	10		11,471
6.000%	12/01/37	12		12,842
6.000%	02/01/38	1		936
6.000%	02/01/38	—	(r)	286
6.000%	03/01/38	24		26,141
6.000%	05/01/38	94		103,000
6.000%	09/01/38	120		132,476
6.000%	09/01/38	97		105,726
6.000%	09/01/38	9		10,204
6.000%	09/01/38	4		4,501
6.000%	10/01/38	2		2,687
6.000%	11/01/38	12		13,032
6.000%	01/01/39	18		20,117
6.000%	02/01/39	21		22,907
6.000%	07/01/39	120		131,377
6.000%	09/01/39	19		20,577
6.000%	09/01/39	8		8,979
6.000%	10/01/39	10		11,115
6.000%	11/01/39	21		22,678
6.000%	12/01/39	50		55,551
6.000%	04/01/40	9		10,401
6.000%	06/01/40	20		22,422
6.000%	10/01/40	7		7,667
6.000%	05/01/41	10		10,948
6.250%	05/15/29	2,100		2,697,332
7.000%	03/01/39	372		412,874
Government National Mortgage Assoc.
4.000%	02/20/41	9		9,583
4.000%	10/20/41	2		2,309
4.000%	11/20/41	14		14,598
4.000%	04/20/42	8		7,759
4.000%	10/20/42	4		4,340
4.000%	08/20/43	78		80,322
4.000%	10/20/43	13,270		13,744,279
4.000%	03/20/44	8		8,326
4.000%	05/20/44	10		10,070
4.000%	11/20/44	675		697,629
4.000%	05/20/45	72		74,660
4.000%	06/20/45	1,013		1,046,225
4.000%	07/20/45	3,461		3,574,276
4.000%	08/20/45	2,696		2,784,026
4.000%	09/20/45	326		336,552
4.000%	10/20/45	1,939		2,002,888

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	01/20/46	592	$610,940
4.000%	02/20/46	571	589,689
4.000%	03/20/47	845	868,134
4.000%	07/20/47	1,836	1,889,927
4.000%	TBA	33,000	33,773,438
4.500%	TBA	59,000	61,323,632
5.000%	07/15/40	485	510,702
5.500%	11/15/32	41	44,950
5.500%	11/15/32	26	27,712
5.500%	01/15/33	39	42,628
5.500%	02/15/33	100	109,724
5.500%	03/15/33	59	64,718
5.500%	03/15/33	41	44,917
5.500%	07/15/33	52	56,644
5.500%	07/15/33	50	54,817
5.500%	08/15/33	48	51,879
5.500%	09/15/33	31	34,074
5.500%	04/15/34	68	74,370
5.500%	05/15/34	17	17,943
5.500%	09/15/34	387	422,999
5.500%	09/15/34	56	60,813
5.500%	12/15/34	434	474,508
5.500%	01/15/35	317	344,770
Israel Government, USAID Bond, Gov’t. Gtd. Notes
5.500%	12/04/23	700	791,278
5.500%	04/26/24	5,000	5,681,190
5.500%	09/18/33	2,159	2,726,102

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $355,710,004)			354,104,977

U.S. TREASURY OBLIGATIONS — 9.7%
U.S. Treasury Bonds
2.750%	11/15/47	8,320	7,939,100
2.875%	08/15/45	8,300	8,134,324
2.875%	11/15/46	17,530	17,163,650
3.000%	05/15/45	940	943,635
3.125%	02/15/43	520	533,833
3.125%	08/15/44	600	616,102
3.625%	02/15/44	14,880	16,599,919
U.S. Treasury Notes
1.125%	06/30/21	74,110	70,908,215
1.125%	07/31/21	18,260	17,448,286
1.250%	11/30/18	40,110	39,972,122
1.375%	03/31/20	9,700	9,511,305
1.625%	05/15/26	11,840	10,830,362
1.750%	05/31/22	1,970	1,900,973
1.875%	04/30/22	140	135,849
1.875%	10/31/22	4,720	4,559,225
2.125%	07/31/24	18,670	17,970,604
2.125%	11/30/24	14,540	13,961,240
2.250%	02/15/27	27,500	26,242,090
2.500%	01/31/25	360	353,433
2.875%	04/30/25	6,990	7,017,305
U.S. Treasury Strip Coupon
2.664%(s)	11/15/37	26,400	14,784,814

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
3.305%(s)	11/15/41	6,000	$2,965,765

TOTAL U.S. TREASURY OBLIGATIONS (cost $294,298,303)			290,492,151

TOTAL LONG-TERM INVESTMENTS (cost $2,487,959,280)			2,558,963,372

		Shares
SHORT-TERM INVESTMENTS — 21.6%
AFFILIATED MUTUAL FUNDS — 18.2%
PGIM Core Ultra Short Bond Fund(w)		502,179,938	502,179,938
PGIM Institutional Money Market Fund (cost $44,574,973; includes $44,486,234 of cash collateral for securities on loan)(b)(w)		44,570,516	44,574,973

TOTAL AFFILIATED MUTUAL FUNDS (cost $546,754,911)			546,754,911

Interest Rate	Maturity Date	Principal Amount (000)#
COMMERCIAL PAPER(n) —3.3%
AT&T, Inc.
2.694%	10/05/18	500	496,420
2.695%	10/09/18	3,150	3,126,527
Atlantantic Asset Securitization
2.357%	10/10/18	10,000	9,932,564
Duke Energy Corp.
2.379%	08/27/18	3,000	2,987,969
Eastman Chemical Co.
2.254%	07/06/18	2,685	2,683,825
Hewlett Packard Enterprise Co.
2.342%	07/11/18	3,295	3,292,866
2.352%	07/10/18	3,000	2,998,222
HP, Inc.
2.404%	07/23/18	1,500	1,498,026
Kraft Heinz Co. (The)
2.619%	10/02/18	6,600	6,555,326
Marriott International, Inc.
2.348%	07/31/18	8,000	7,983,239
2.458%	08/13/18	3,000	2,990,981
Nutrien Ltd.
2.359%	07/16/18	1,333	1,331,423
2.379%	07/18/18	1,500	1,498,012
2.487%	07/26/18	3,950	3,942,499
Schlumberger Holdings Corp.
2.536%	08/22/18	3,861	3,847,494
Sempra Global
2.512%	07/31/18	1,332	1,329,209
Southern Co. (The)
2.561%	08/30/18	2,636	2,624,846
Sumitomo Trust & Banking Co. Ltd.
2.345%	07/03/18	2,026	2,025,497
Suncor Energy, Inc.
2.566%	08/21/18	700	697,497

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL PAPER(n) (continued)
United Overseas Bank Ltd.
2.420%	07/27/18		7,209	$7,197,472
Versailles LLC
2.396%	07/09/18		7,497	7,492,751
Victo 0 10 02 2018
2.325%	10/02/18		13,000	12,920,652
Volkswagon Credit, Inc.
2.556%	08/13/18		4,401	4,387,770
2.637%	09/20/18		5,200	5,169,705

TOTAL COMMERCIAL PAPER (cost $99,023,548)				99,010,792

FOREIGN TREASURY OBLIGATIONS(n) — 0.1%
Brazil Letras do Tesouro Nacional
14.143%(s)	07/01/20	BRL	2,467	537,850
Nigeria OMO Bill
13.159%(s)	12/27/18	NGN	107,670	279,173
13.484%(s)	12/13/18	NGN	250,000	651,459

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $1,559,165)				1,468,482

TOTAL SHORT-TERM INVESTMENTS (cost $647,337,624)				647,234,185

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 106.8% (cost $3,135,296,904)				3,206,197,557

OPTION WRITTEN~* — (0.0)% (premiums received $128,968)				(296,388)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 106.8% (cost $3,135,167,936)				3,205,901,169
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (6.8)%				(203,439,495)

NET ASSETS — 100.0%				$3,002,461,674

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $128,279 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,329,024; cash collateral of $44,486,234 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $30,000,000 is 1.0% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts and market value for forward commitment contracts held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value:

FORWARD COMMITMENT CONTRACTS

	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal National Mortgage Assoc.	3.000%	TBA(tt)	07/12/18	(6,000)	$(5,812,265)
Government National Mortgage Assoc.	4.000%	TBA(tt)	07/19/18	(24,000)	(24,598,126)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $30,301,406)					$(30,410,391)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index Flex (premiums received $128,968)	Put	07/18/18	$2,757.23	56	6	$(296,388)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
305	2 Year U.S. Treasury Notes	Sep. 2018	$64,607,578	$(52,880)
233	5 Year U.S. Treasury Notes	Sep. 2018	26,472,805	8,508
272	10 Year U.S. Treasury Notes	Sep. 2018	32,691,000	14,035
169	10 Year U.S. Ultra Treasury Notes	Sep. 2018	21,671,610	225,763
193	20 Year U.S. Treasury Bonds	Sep. 2018	27,985,000	380,003
234	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	37,337,625	793,830
58	Amsterdam Index	Jul. 2018	7,472,248	(151,043)
77	ASX SPI 200 Index	Sep. 2018	8,758,418	155,207
196	CAC40 10 Euro	Jul. 2018	12,178,043	(290,460)
39	DAX Index	Sep. 2018	14,014,536	(569,303)
173	Euro STOXX 50 Index	Sep. 2018	6,850,825	(156,766)
223	FTSE 100 Index	Sep. 2018	22,371,515	(129,184)
18	FTSE/MIB Index	Sep. 2018	2,266,843	(58,542)
21	Hang Seng China Enterprises Index	Jul. 2018	3,844,486	(24,554)
33	IBEX 35 Index	Jul. 2018	3,700,288	(80,825)
1,461	Mini MSCI Emerging Markets Index	Sep. 2018	77,674,065	(6,242,378)
309	OMXS30 Index	Jul. 2018	5,385,313	(33,326)
1,227	Russell 2000 E-Mini Index	Sep. 2018	101,074,125	(1,960,435)
1,719	S&P 500 E-Mini Index	Sep. 2018	233,921,520	(4,852,130)
89	S&P/TSX 60 Index	Sep. 2018	13,042,817	141,180
68	SGX MSCI Singapore Index	Jul. 2018	1,826,642	4,714
313	TOPIX Index	Sep. 2018	48,922,595	(1,171,683)

				(14,050,269)

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
87	90 Day Euro Dollar	Jun. 2019	$21,129,038	$4,726
662	90 Day Euro Dollar	Dec. 2020	160,568,100	43,773
537	30 Year Euro Buxl	Sep. 2018	111,437,330	(1,629,293)

				(1,580,794)

				$(15,631,063)

Cash and foreign currency of $32,802,314 has been segregated with Barclays Capital Group to cover requirements for open futures contracts at June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/03/18	Morgan Stanley	ARS	6,082	$287,501	$209,325	$—	$(78,176)
Expiring 07/05/18	Morgan Stanley	ARS	10,809	421,891	371,170	—	(50,721)
Expiring 07/10/18	Morgan Stanley	ARS	10,864	421,891	370,973	—	(50,918)
Expiring 07/12/18	Morgan Stanley	ARS	3,628	171,153	123,628	—	(47,525)
Expiring 07/19/18	Morgan Stanley	ARS	1,965	92,380	66,439	—	(25,941)
Expiring 07/31/18	Morgan Stanley	ARS	6,082	216,099	202,983	—	(13,116)
Expiring 08/10/18	Morgan Stanley	ARS	10,232	409,759	338,159	—	(71,600)
Expiring 08/10/18	Morgan Stanley	ARS	7,157	248,590	236,537	—	(12,053)
Expiring 08/15/18	Morgan Stanley	ARS	1,557	63,388	51,226	—	(12,162)
Expiring 08/17/18	Morgan Stanley	ARS	5,991	225,183	196,669	—	(28,514)
Expiring 08/17/18	Morgan Stanley	ARS	5,511	211,216	180,900	—	(30,316)
Australian Dollar,
Expiring 09/19/18	Morgan Stanley	AUD	12,360	9,485,855	9,149,304	—	(336,551)
Expiring 09/19/18	Morgan Stanley	AUD	10,420	7,996,975	7,713,248	—	(283,727)
Expiring 09/19/18	Morgan Stanley	AUD	130	96,089	96,230	141	—
Brazilian Real,
Expiring 07/03/18	Morgan Stanley	BRL	10,368	2,772,477	2,673,773	—	(98,704)
Expiring 07/03/18	Morgan Stanley	BRL	9,000	2,406,102	2,321,000	—	(85,102)
Expiring 07/03/18	Morgan Stanley	BRL	3,318	877,949	855,720	—	(22,229)
Expiring 07/03/18	Morgan Stanley	BRL	3,226	855,589	831,859	—	(23,730)
Expiring 07/03/18	Morgan Stanley	BRL	2,144	571,432	552,896	—	(18,536)
Expiring 07/03/18	Morgan Stanley	BRL	2,051	533,848	528,877	—	(4,971)
Expiring 07/03/18	Morgan Stanley	BRL	1,784	478,937	459,948	—	(18,989)
Expiring 07/03/18	Morgan Stanley	BRL	1,711	444,978	441,151	—	(3,827)
Expiring 07/03/18	Morgan Stanley	BRL	1,699	444,978	438,265	—	(6,713)
Expiring 07/03/18	Morgan Stanley	BRL	1,673	445,066	431,333	—	(13,733)
Expiring 07/03/18	Morgan Stanley	BRL	1,671	445,070	430,992	—	(14,078)
Expiring 07/03/18	Morgan Stanley	BRL	1,660	445,057	428,030	—	(17,027)
Expiring 07/03/18	Morgan Stanley	BRL	1,646	435,035	424,461	—	(10,574)
Expiring 07/03/18	Morgan Stanley	BRL	1,634	433,203	421,344	—	(11,859)
Expiring 07/03/18	Morgan Stanley	BRL	1,597	426,413	411,875	—	(14,538)
Expiring 07/03/18	Morgan Stanley	BRL	1,437	377,582	370,537	—	(7,045)
Expiring 07/03/18	Morgan Stanley	BRL	1,401	358,140	361,363	3,223	—
Expiring 08/02/18	Morgan Stanley	BRL	29,215	7,728,228	7,507,165	—	(221,063)
Expiring 08/02/18	Morgan Stanley	BRL	1,453	375,076	373,287	—	(1,789)
British Pound,
Expiring 09/19/18	Morgan Stanley	GBP	15,430	20,801,615	20,439,566	—	(362,049)
Canadian Dollar,
Expiring 09/19/18	Morgan Stanley	CAD	14,050	10,896,558	10,702,414	—	(194,144)

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Canadian Dollar (continued),
Expiring 09/19/18	Morgan Stanley	CAD	11,910	$9,236,869	$9,072,295	$—	$(164,574)
Chilean Peso,
Expiring 07/05/18	Morgan Stanley	CLP	593,544	920,224	908,419	—	(11,805)
Expiring 07/05/18	Morgan Stanley	CLP	279,686	444,987	428,059	—	(16,928)
Expiring 08/06/18	Morgan Stanley	CLP	244,062	375,076	373,562	—	(1,514)
Expiring 09/20/18	Morgan Stanley	CLP	5,845,000	9,269,399	8,945,014	—	(324,385)
Chinese Renminbi,
Expiring 09/19/18	Morgan Stanley	CNH	58,740	9,093,302	8,826,185	—	(267,117)
Expiring 09/19/18	Morgan Stanley	CNH	5,666	862,849	851,390	—	(11,459)
Expiring 09/19/18	Morgan Stanley	CNH	3,353	504,576	503,760	—	(816)
Expiring 09/19/18	Morgan Stanley	CNH	2,865	431,802	430,556	—	(1,246)
Expiring 09/19/18	Morgan Stanley	CNH	670	104,015	100,674	—	(3,341)
Colombian Peso,
Expiring 07/26/18	Morgan Stanley	COP	1,771,511	605,154	603,664	—	(1,490)
Czech Koruna,
Expiring 09/19/18	Morgan Stanley	CZK	27,322	1,262,279	1,233,702	—	(28,577)
Danish Krone,
Expiring 09/19/18	Morgan Stanley	DKK	12,590	2,008,317	1,986,497	—	(21,820)
Euro,
Expiring 08/31/18	Morgan Stanley	EUR	122	142,174	143,366	1,192	—
Expiring 08/31/18	Morgan Stanley	EUR	50	57,787	58,107	320	—
Expiring 09/19/18	Morgan Stanley	EUR	32,240	38,281,583	37,888,252	—	(393,331)
Expiring 09/19/18	Morgan Stanley	EUR	7,940	9,290,778	9,331,145	40,367	—
Expiring 09/19/18	Morgan Stanley	EUR	738	860,582	867,293	6,711	—
Expiring 09/19/18	Morgan Stanley	EUR	170	199,106	199,783	677	—
Hong Kong Dollar,
Expiring 09/19/18	Morgan Stanley	HKD	31,340	4,000,600	4,000,236	—	(364)
Expiring 09/19/18	Morgan Stanley	HKD	22,944	2,935,734	2,928,600	—	(7,134)
Hungarian Forint,
Expiring 09/19/18	Morgan Stanley	HUF	2,470,000	9,251,283	8,801,980	—	(449,303)
Expiring 09/19/18	Morgan Stanley	HUF	40,000	149,343	142,542	—	(6,801)
Indian Rupee,
Expiring 07/11/18	Morgan Stanley	INR	78,987	1,158,134	1,151,171	—	(6,963)
Expiring 07/19/18	Morgan Stanley	INR	30,350	444,312	441,902	—	(2,410)
Expiring 07/19/18	Morgan Stanley	INR	28,875	422,162	420,423	—	(1,739)
Expiring 09/19/18	Morgan Stanley	INR	628,500	9,231,108	9,082,982	—	(148,126)
Indonesian Rupiah,
Expiring 07/02/18	Morgan Stanley	IDR	14,650,593	1,028,978	1,021,944	—	(7,034)
Expiring 07/05/18	Morgan Stanley	IDR	7,127,042	500,670	496,935	—	(3,735)
Expiring 07/27/18	Morgan Stanley	IDR	84,134,030	5,938,733	5,848,327	—	(90,406)
Expiring 07/27/18	Morgan Stanley	IDR	25,358,022	1,791,453	1,762,687	—	(28,766)
Expiring 08/16/18	Morgan Stanley	IDR	33,056,157	2,302,121	2,290,953	—	(11,168)
Expiring 08/16/18	Morgan Stanley	IDR	17,750,753	1,252,700	1,230,214	—	(22,486)
Expiring 09/19/18	Morgan Stanley	IDR	129,780,000	9,140,080	8,955,491	—	(184,589)
Israeli Shekel,
Expiring 09/20/18	Morgan Stanley	ILS	1,120	316,107	307,985	—	(8,122)
Japanese Yen,
Expiring 07/02/18	Morgan Stanley	JPY	9,100	82,572	82,210	—	(362)
Expiring 09/19/18	Morgan Stanley	JPY	3,149,000	28,813,307	28,609,461	—	(203,846)
Expiring 09/19/18	Morgan Stanley	JPY	1,022,000	9,330,164	9,285,129	—	(45,035)
Expiring 09/19/18	Morgan Stanley	JPY	95,510	870,000	867,736	—	(2,264)
Expiring 09/19/18	Morgan Stanley	JPY	46,837	430,000	425,522	—	(4,478)

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Mexican Peso,
Expiring 09/19/18	Morgan Stanley	MXN	137,302	$6,555,033	$6,823,447	$268,414	$—
Expiring 09/19/18	Morgan Stanley	MXN	18,434	877,798	916,114	38,316	—
Expiring 09/19/18	Morgan Stanley	MXN	8,791	433,869	436,872	3,003	—
Expiring 09/19/18	Morgan Stanley	MXN	7,508	375,076	373,134	—	(1,942)
Expiring 09/19/18	Morgan Stanley	MXN	6,018	291,042	299,064	8,022	—
Expiring 09/19/18	Morgan Stanley	MXN	3,673	172,790	182,514	9,724	—
Expiring 09/19/18	Morgan Stanley	MXN	2,406	115,053	119,563	4,510	—
New Taiwanese Dollar,
Expiring 07/09/18	Morgan Stanley	TWD	13,166	444,803	432,115	—	(12,688)
Expiring 07/27/18	Morgan Stanley	TWD	25,783	852,932	847,163	—	(5,769)
Expiring 07/27/18	Morgan Stanley	TWD	15,328	504,576	503,630	—	(946)
Expiring 07/27/18	Morgan Stanley	TWD	13,256	446,955	435,553	—	(11,402)
Expiring 07/27/18	Morgan Stanley	TWD	6,865	232,952	225,563	—	(7,389)
Expiring 09/19/18	Morgan Stanley	TWD	1,200	39,557	39,597	40	—
New Zealand Dollar,
Expiring 09/19/18	Morgan Stanley	NZD	280	197,123	189,659	—	(7,464)
Expiring 09/19/18	Morgan Stanley	NZD	250	175,697	169,338	—	(6,359)
Expiring 09/19/18	Morgan Stanley	NZD	50	34,245	33,868	—	(377)
Norwegian Krone,
Expiring 09/19/18	Morgan Stanley	NOK	125,050	15,536,935	15,405,347	—	(131,588)
Expiring 09/19/18	Morgan Stanley	NOK	6,500	807,598	800,758	—	(6,840)
Expiring 09/19/18	Morgan Stanley	NOK	100	12,473	12,319	—	(154)
Philippine Peso,
Expiring 08/06/18	Morgan Stanley	PHP	10,113	191,305	189,152	—	(2,153)
Polish Zloty,
Expiring 09/19/18	Morgan Stanley	PLN	32,799	9,051,859	8,768,290	—	(283,569)
Russian Ruble,
Expiring 08/20/18	Morgan Stanley	RUB	31,800	504,576	503,466	—	(1,110)
Expiring 08/20/18	Morgan Stanley	RUB	11,439	179,460	181,110	1,650	—
Expiring 09/19/18	Morgan Stanley	RUB	577,750	9,224,665	9,121,648	—	(103,017)
Singapore Dollar,
Expiring 09/19/18	Morgan Stanley	SGD	2,090	1,573,164	1,536,711	—	(36,453)
Expiring 09/19/18	Morgan Stanley	SGD	646	473,139	475,070	1,931	—
Expiring 09/19/18	Morgan Stanley	SGD	637	469,685	467,968	—	(1,717)
South African Rand,
Expiring 09/19/18	Morgan Stanley	ZAR	116,340	8,893,136	8,389,573	—	(503,563)
Expiring 09/19/18	Morgan Stanley	ZAR	62,535	4,687,734	4,509,546	—	(178,188)
Expiring 09/19/18	Morgan Stanley	ZAR	6,865	501,748	495,035	—	(6,713)
Expiring 09/19/18	Morgan Stanley	ZAR	5,976	431,883	430,933	—	(950)
Expiring 09/19/18	Morgan Stanley	ZAR	5,951	431,802	429,150	—	(2,652)
Expiring 09/19/18	Morgan Stanley	ZAR	5,936	428,019	428,077	58	—
Expiring 09/19/18	Morgan Stanley	ZAR	5,899	430,957	425,378	—	(5,579)
Expiring 09/19/18	Morgan Stanley	ZAR	5,807	427,009	418,757	—	(8,252)
Expiring 09/19/18	Morgan Stanley	ZAR	3,890	280,736	280,499	—	(237)
South Korean Won,
Expiring 07/05/18	Morgan Stanley	KRW	185,898	166,538	166,825	287	—
Expiring 07/09/18	Morgan Stanley	KRW	489,566	443,279	439,381	—	(3,898)
Expiring 07/09/18	Morgan Stanley	KRW	476,039	430,431	427,241	—	(3,190)
Expiring 07/09/18	Morgan Stanley	KRW	474,306	445,107	425,686	—	(19,421)
Expiring 07/09/18	Morgan Stanley	KRW	473,350	426,987	424,827	—	(2,160)
Expiring 07/26/18	Morgan Stanley	KRW	1,913,260	1,711,891	1,717,878	5,987	—
Expiring 08/03/18	Morgan Stanley	KRW	1,519,829	1,364,697	1,364,963	266	—

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Swedish Krona,
Expiring 09/19/18	Morgan Stanley	SEK	26,475	$3,056,904	$2,974,848	$—	$(82,056)
Swiss Franc,
Expiring 09/19/18	Morgan Stanley	CHF	9,550	9,693,081	9,713,770	20,689	—
Expiring 09/19/18	Morgan Stanley	CHF	8,820	9,033,137	8,971,252	—	(61,885)
Expiring 09/19/18	Morgan Stanley	CHF	320	328,951	325,488	—	(3,463)
Thai Baht,
Expiring 08/14/18	Morgan Stanley	THB	12,136	379,517	366,763	—	(12,754)
Turkish Lira,
Expiring 09/19/18	Morgan Stanley	TRY	42,390	9,013,396	8,905,818	—	(107,578)
Expiring 09/19/18	Morgan Stanley	TRY	5,591	1,156,463	1,174,537	18,074	—
Expiring 09/19/18	Morgan Stanley	TRY	1,697	352,276	356,427	4,151	—
Expiring 09/19/18	Morgan Stanley	TRY	844	176,201	177,411	1,210	—
Expiring 09/19/18	Morgan Stanley	TRY	813	170,938	170,873	—	(65)

				$350,878,901	$345,018,769	$438,963	$(6,299,095)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/03/18	Morgan Stanley	ARS	6,082	$221,893	$209,325	$12,568	$—
Australian Dollar,
Expiring 07/02/18	Morgan Stanley	AUD	112	82,207	82,886	—	(679)
Expiring 09/19/18	Morgan Stanley	AUD	250	190,717	185,060	5,657	—
Brazilian Real,
Expiring 07/03/18	Morgan Stanley	BRL	29,215	7,749,239	7,534,107	215,132	—
Expiring 07/03/18	Morgan Stanley	BRL	4,003	1,074,000	1,032,377	41,623	—
Expiring 07/03/18	Morgan Stanley	BRL	2,161	576,689	557,214	19,475	—
Expiring 07/03/18	Morgan Stanley	BRL	1,709	447,506	440,675	6,831	—
Expiring 07/03/18	Morgan Stanley	BRL	1,704	447,506	439,302	8,204	—
Expiring 07/03/18	Morgan Stanley	BRL	1,700	449,094	438,335	10,759	—
Expiring 07/03/18	Morgan Stanley	BRL	1,694	448,916	436,916	12,000	—
Expiring 07/03/18	Morgan Stanley	BRL	1,654	442,848	426,420	16,428	—
Expiring 07/03/18	Morgan Stanley	BRL	1,651	443,048	425,664	17,384	—
Expiring 07/03/18	Morgan Stanley	BRL	1,609	434,735	414,881	19,854	—
Expiring 07/03/18	Morgan Stanley	BRL	921	245,710	237,534	8,176	—
Expiring 08/02/18	Morgan Stanley	BRL	1,653	429,039	424,656	4,383	—
Canadian Dollar,
Expiring 09/19/18	Morgan Stanley	CAD	11,910	9,197,451	9,072,294	125,157	—
Chilean Peso,
Expiring 07/05/18	Morgan Stanley	CLP	873,231	1,379,293	1,336,478	42,815	—
Expiring 07/18/18	Morgan Stanley	CLP	593,544	920,167	908,458	11,709	—
Expiring 07/18/18	Morgan Stanley	CLP	277,488	438,889	424,713	14,176	—
Expiring 09/20/18	Morgan Stanley	CLP	55,000	85,767	84,170	1,597	—
Chinese Renminbi,
Expiring 09/19/18	Morgan Stanley	CNH	11,879	1,840,800	1,784,901	55,899	—
Expiring 09/19/18	Morgan Stanley	CNH	6,828	1,064,870	1,026,023	38,847	—
Expiring 09/19/18	Morgan Stanley	CNH	5,628	867,081	845,692	21,389	—
Expiring 09/19/18	Morgan Stanley	CNH	5,611	869,834	843,122	26,712	—
Expiring 09/19/18	Morgan Stanley	CNH	5,607	870,042	842,429	27,613	—
Expiring 09/19/18	Morgan Stanley	CNH	5,583	861,074	838,859	22,215	—
Expiring 09/19/18	Morgan Stanley	CNH	2,941	446,179	441,969	4,210	—

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Chinese Renminbi (continued),
Expiring 09/19/18	Morgan Stanley	CNH	2,801	$428,219	$420,894	$7,325	$—
Expiring 09/19/18	Morgan Stanley	CNH	2,800	428,087	420,756	7,331	—
Expiring 09/19/18	Morgan Stanley	CNH	290	43,723	43,575	148	—
Colombian Peso,
Expiring 07/26/18	Morgan Stanley	COP	1,256,207	427,163	428,068	—	(905)
Expiring 08/22/18	Morgan Stanley	COP	22,771,882	7,784,327	7,749,908	34,419	—
Euro,
Expiring 08/31/18	Morgan Stanley	EUR	174	205,938	203,938	2,000	—
Expiring 09/19/18	Morgan Stanley	EUR	10,390	12,337,024	12,210,265	126,759	—
Expiring 09/19/18	Morgan Stanley	EUR	120	142,842	141,023	1,819	—
Hong Kong Dollar,
Expiring 09/19/18	Morgan Stanley	HKD	6,977	890,621	890,558	63	—
Expiring 09/19/18	Morgan Stanley	HKD	6,398	816,927	816,683	244	—
Expiring 09/19/18	Morgan Stanley	HKD	5,253	677,000	670,450	6,550	—
Expiring 09/19/18	Morgan Stanley	HKD	3,716	479,000	474,273	4,727	—
Expiring 09/19/18	Morgan Stanley	HKD	600	76,588	76,635	—	(47)
Hungarian Forint,
Expiring 09/19/18	Morgan Stanley	HUF	2,510,000	9,009,986	8,944,522	65,464	—
Indian Rupee,
Expiring 07/11/18	Morgan Stanley	INR	120,854	1,780,902	1,761,345	19,557	—
Expiring 07/11/18	Morgan Stanley	INR	60,597	896,099	883,144	12,955	—
Expiring 07/19/18	Morgan Stanley	INR	29,713	432,066	432,627	—	(561)
Expiring 07/19/18	Morgan Stanley	INR	29,247	427,101	425,840	1,261	—
Expiring 07/19/18	Morgan Stanley	INR	29,124	428,196	424,042	4,154	—
Expiring 07/19/18	Morgan Stanley	INR	18,622	272,893	271,138	1,755	—
Expiring 07/19/18	Morgan Stanley	INR	8,967	131,308	130,561	747	—
Expiring 09/19/18	Morgan Stanley	INR	6,500	95,065	93,936	1,129	—
Expiring 09/19/18	Morgan Stanley	INR	4,500	64,960	65,033	—	(73)
Indonesian Rupiah,
Expiring 07/02/18	Morgan Stanley	IDR	1,940,194	135,498	135,337	161	—
Expiring 07/05/18	Morgan Stanley	IDR	7,127,042	510,716	496,935	13,781	—
Expiring 07/23/18	Morgan Stanley	IDR	7,127,042	498,289	495,690	2,599	—
Expiring 07/23/18	Morgan Stanley	IDR	2,418,986	171,675	168,242	3,433	—
Expiring 07/27/18	Morgan Stanley	IDR	52,018,659	3,687,959	3,615,923	72,036	—
Expiring 07/27/18	Morgan Stanley	IDR	21,861,617	1,524,095	1,519,645	4,450	—
Expiring 07/27/18	Morgan Stanley	IDR	6,408,435	459,129	445,463	13,666	—
Expiring 07/27/18	Morgan Stanley	IDR	3,823,760	267,078	265,797	1,281	—
Expiring 07/27/18	Morgan Stanley	IDR	3,214,318	226,900	223,434	3,466	—
Expiring 07/27/18	Morgan Stanley	IDR	2,174,968	152,362	151,186	1,176	—
Expiring 07/27/18	Morgan Stanley	IDR	969,194	67,277	67,371	—	(94)
Expiring 09/19/18	Morgan Stanley	IDR	1,080,000	76,200	74,525	1,675	—
Expiring 09/19/18	Morgan Stanley	IDR	450,000	31,111	31,053	58	—
Japanese Yen,
Expiring 09/19/18	Morgan Stanley	JPY	1,020,000	9,332,986	9,266,958	66,028	—
Expiring 09/19/18	Morgan Stanley	JPY	46,987	431,500	426,887	4,613	—
Expiring 09/19/18	Morgan Stanley	JPY	2,000	18,346	18,170	176	—
Mexican Peso,
Expiring 09/19/18	Morgan Stanley	MXN	15,422	776,559	766,429	10,130	—
Expiring 09/19/18	Morgan Stanley	MXN	3,611	172,061	179,428	—	(7,367)
New Taiwanese Dollar,
Expiring 07/09/18	Morgan Stanley	TWD	13,302	448,146	436,577	11,569	—
Expiring 07/16/18	Morgan Stanley	TWD	64,549	2,125,223	2,119,457	5,766	—

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
New Taiwanese Dollar (continued),
Expiring 07/16/18	Morgan Stanley	TWD	26,160	$870,305	$858,942	$11,363	$—
Expiring 07/16/18	Morgan Stanley	TWD	13,100	439,974	430,141	9,833	—
Expiring 07/27/18	Morgan Stanley	TWD	64,199	2,113,552	2,109,429	4,123	—
Expiring 07/27/18	Morgan Stanley	TWD	25,773	855,072	846,838	8,234	—
Expiring 07/27/18	Morgan Stanley	TWD	25,743	854,017	845,863	8,154	—
Expiring 07/27/18	Morgan Stanley	TWD	13,157	431,927	432,319	—	(392)
Expiring 07/27/18	Morgan Stanley	TWD	13,116	439,945	430,963	8,982	—
Expiring 07/27/18	Morgan Stanley	TWD	13,100	430,858	430,421	437	—
Expiring 07/27/18	Morgan Stanley	TWD	11,967	404,275	393,192	11,083	—
Expiring 07/27/18	Morgan Stanley	TWD	6,465	217,469	212,415	5,054	—
Expiring 07/27/18	Morgan Stanley	TWD	3,500	118,270	115,016	3,254	—
Expiring 09/19/18	Morgan Stanley	TWD	367,800	12,455,130	12,136,464	318,666	—
Expiring 09/19/18	Morgan Stanley	TWD	600	20,293	19,799	494	—
New Zealand Dollar,
Expiring 09/19/18	Morgan Stanley	NZD	13,450	9,468,959	9,110,430	358,529	—
Norwegian Krone,
Expiring 09/19/18	Morgan Stanley	NOK	2,450	302,223	301,824	399	—
Peruvian Nuevo Sol,
Expiring 08/21/18	Morgan Stanley	PEN	5,895	1,791,832	1,791,252	580	—
Russian Ruble,
Expiring 08/20/18	Morgan Stanley	RUB	27,578	426,875	436,619	—	(9,744)
Expiring 08/20/18	Morgan Stanley	RUB	27,474	427,966	434,979	—	(7,013)
Expiring 08/20/18	Morgan Stanley	RUB	27,233	431,106	431,161	—	(55)
Expiring 08/20/18	Morgan Stanley	RUB	27,052	426,908	428,301	—	(1,393)
Expiring 08/20/18	Morgan Stanley	RUB	14,930	233,335	236,370	—	(3,035)
Expiring 09/19/18	Morgan Stanley	RUB	6,500	102,096	102,623	—	(527)
Expiring 09/19/18	Morgan Stanley	RUB	2,000	31,712	31,577	135	—
Singapore Dollar,
Expiring 09/19/18	Morgan Stanley	SGD	1,699	1,274,889	1,248,982	25,907	—
South African Rand,
Expiring 09/19/18	Morgan Stanley	ZAR	116,340	8,836,799	8,389,573	447,226	—
Expiring 09/19/18	Morgan Stanley	ZAR	8,028	576,515	578,913	—	(2,398)
Expiring 09/19/18	Morgan Stanley	ZAR	6,014	429,009	433,712	—	(4,703)
Expiring 09/19/18	Morgan Stanley	ZAR	5,933	440,145	427,829	12,316	—
Expiring 09/19/18	Morgan Stanley	ZAR	5,929	426,894	427,532	—	(638)
Expiring 09/19/18	Morgan Stanley	ZAR	5,910	426,835	426,202	633	—
Expiring 09/19/18	Morgan Stanley	ZAR	4,559	329,430	328,738	692	—
Expiring 09/19/18	Morgan Stanley	ZAR	4,141	297,914	298,632	—	(718)
Expiring 09/19/18	Morgan Stanley	ZAR	2,697	192,419	194,486	—	(2,067)
Expiring 09/19/18	Morgan Stanley	ZAR	2,580	187,897	186,016	1,881	—
Expiring 09/19/18	Morgan Stanley	ZAR	1,820	136,860	131,272	5,588	—
South Korean Won,
Expiring 07/05/18	Morgan Stanley	KRW	185,898	172,816	166,825	5,991	—
Expiring 07/09/18	Morgan Stanley	KRW	1,913,260	1,711,278	1,717,135	—	(5,857)
Expiring 07/26/18	Morgan Stanley	KRW	3,321,854	2,973,907	2,982,625	—	(8,718)
Expiring 07/26/18	Morgan Stanley	KRW	861,979	776,521	773,953	2,568	—
Expiring 07/26/18	Morgan Stanley	KRW	489,841	438,490	439,819	—	(1,329)
Expiring 07/26/18	Morgan Stanley	KRW	485,313	434,848	435,752	—	(904)
Expiring 07/26/18	Morgan Stanley	KRW	481,434	430,852	432,270	—	(1,418)
Expiring 07/26/18	Morgan Stanley	KRW	185,898	166,615	166,913	—	(298)
Expiring 07/31/18	Morgan Stanley	KRW	501,946	450,664	450,752	—	(88)
Expiring 07/31/18	Morgan Stanley	KRW	484,165	432,175	434,786	—	(2,611)

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
South Korean Won (continued),
Expiring 09/19/18	Morgan Stanley	KRW	10,290,000	$9,224,563	$9,259,509	$—	$(34,946)
Expiring 09/19/18	Morgan Stanley	KRW	9,930,000	9,309,782	8,935,561	374,221	—
Expiring 09/19/18	Morgan Stanley	KRW	20,000	18,733	17,997	736	—
Swiss Franc,
Expiring 09/19/18	Morgan Stanley	CHF	27,780	28,451,309	28,256,391	194,918	—
Thai Baht,
Expiring 08/14/18	Morgan Stanley	THB	14,016	426,910	423,588	3,322	—
Turkish Lira,
Expiring 09/19/18	Morgan Stanley	TRY	2,723	575,635	572,063	3,572	—
Expiring 09/19/18	Morgan Stanley	TRY	2,080	432,071	436,992	—	(4,921)
Expiring 09/19/18	Morgan Stanley	TRY	2,079	439,646	436,724	2,922	—
Expiring 09/19/18	Morgan Stanley	TRY	1,695	342,009	356,074	—	(14,065)
Expiring 09/19/18	Morgan Stanley	TRY	1,269	256,008	266,509	—	(10,501)
Expiring 09/19/18	Morgan Stanley	TRY	845	170,970	177,557	—	(6,587)
Expiring 09/19/18	Morgan Stanley	TRY	834	173,835	175,300	—	(1,465)
Expiring 09/19/18	Morgan Stanley	TRY	30	6,276	6,302	—	(26)

				$196,579,357	$193,578,403	3,137,097	(136,143)

						$3,576,060	$(6,435,238)

Cross currency exchange contracts outstanding at June 30, 2018:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
09/19/18	Buy	CNH	5,625	EUR	735	$—	$(18,513)	Morgan Stanley
09/19/18	Buy	EUR	144	PLN	623	2,133	—	Morgan Stanley
09/19/18	Buy	EUR	150	PLN	646	3,837	—	Morgan Stanley
09/19/18	Buy	EUR	368	PLN	1,595	5,998	—	Morgan Stanley
09/19/18	Buy	EUR	370	PLN	1,609	4,562	—	Morgan Stanley
09/19/18	Buy	EUR	370	HUF	121,773	912	—	Morgan Stanley
09/19/18	Buy	EUR	373	CZK	9,617	4,302	—	Morgan Stanley
09/19/18	Buy	EUR	749	CNH	5,619	36,136	—	Morgan Stanley
09/19/18	Buy	HUF	120,345	EUR	373	—	(9,342)	Morgan Stanley
09/19/18	Buy	HUF	120,593	EUR	370	—	(5,204)	Morgan Stanley
09/19/18	Buy	HUF	358,323	EUR	1,102	—	(18,684)	Morgan Stanley
09/19/18	Buy	HUF	1,917,789	EUR	5,961	—	(170,586)	Morgan Stanley
09/19/18	Buy	PLN	1,598	EUR	368	—	(5,519)	Morgan Stanley
09/19/18	Buy	PLN	36,120	EUR	8,410	—	(227,231)	Morgan Stanley
09/19/18	Buy	SGD	1,182	EUR	746	—	(7,486)	Morgan Stanley

						$57,880	$(462,565)

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
People’s Republic of China	03/20/19	1.000%(Q)	80	$(522)	$(202)	$(320)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	80	(522)	(213)	(309)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	60	(392)	(335)	(57)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	60	(392)	(102)	(290)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	50	(326)	(170)	(156)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	40	(261)	(133)	(128)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%(Q)	40	(261)	(249)	(12)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	40	(261)	(320)	59	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	40	(261)	(358)	97	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	40	(261)	(301)	40	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	40	(261)	(300)	39	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	40	(261)	(156)	(105)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%(Q)	30	(196)	(100)	(96)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%(Q)	20	(131)	(68)	(63)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%(Q)	20	(131)	(82)	(49)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	20	(131)	(67)	(64)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	20	(131)	(132)	1	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	10	(65)	(66)	1	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%(Q)	10	(65)	(44)	(21)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	160	(1,382)	—	(1,382)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	140	(1,210)	(2,155)	945	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	110	(950)	(747)	(203)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	90	(778)	(483)	(295)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	80	(691)	(476)	(215)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	70	(605)	(214)	(391)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	60	(518)	(389)	(129)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	60	(518)	(780)	262	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	50	(432)	(331)	(101)	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1) (continued):
People’s Republic of China	06/20/19	1.000%(Q)	50	$(432)	$(223)	$(209)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	50	(432)	(352)	(80)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%(Q)	40	(346)	(275)	(71)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	40	(346)	(98)	(248)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	30	(259)	(193)	(66)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	30	(259)	(196)	(63)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	30	(259)	(292)	33	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	30	(259)	(326)	67	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	20	(173)	(123)	(50)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	20	(173)	(126)	(47)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%(Q)	10	(86)	(57)	(29)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	380	(6,075)	641	(6,716)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%(Q)	340	(5,445)	4,107	(9,552)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	320	(5,125)	2,808	(7,933)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	300	(4,805)	3,754	(8,559)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%(Q)	260	(4,157)	3,106	(7,263)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	240	(3,837)	2,932	(6,769)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	200	(3,198)	1,318	(4,516)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	200	(3,198)	2,426	(5,624)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%(Q)	170	(2,718)	914	(3,632)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%(Q)	150	(2,398)	2,025	(4,423)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%(Q)	100	(1,599)	1,014	(2,613)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	60	(959)	715	(1,674)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	40	(640)	269	(909)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	10	(160)	84	(244)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	10	(160)	88	(248)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%(Q)	970	(16,928)	11,551	(28,479)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%(Q)	280	(4,887)	1,380	(6,267)	UBS AG
People’s Republic of China	06/20/21	1.000%(Q)	250	(4,363)	2,447	(6,810)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	230	(4,014)	2,458	(6,472)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	160	(2,792)	1,558	(4,350)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	160	(2,792)	1,740	(4,532)	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1) (continued):
People’s Republic of China	06/20/21	1.000%(Q)	160	$(2,792)	$1,736	$(4,528)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%(Q)	140	(2,443)	322	(2,765)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%(Q)	130	(2,269)	1,235	(3,504)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%(Q)	130	(2,269)	472	(2,741)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%(Q)	120	(2,094)	1,161	(3,255)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	120	(2,094)	1,368	(3,462)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	120	(2,094)	1,231	(3,325)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%(Q)	100	(1,745)	218	(1,963)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	90	(1,571)	—	(1,571)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	80	(1,396)	300	(1,696)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%(Q)	60	(1,047)	97	(1,144)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%(Q)	60	(1,047)	566	(1,613)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%(Q)	50	(873)	254	(1,127)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%(Q)	40	(698)	87	(785)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%(Q)	20	(349)	194	(543)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	20	(349)	(168)	(181)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%(Q)	20	(349)	102	(451)	JPMorgan Chase
People’s Republic of China	12/20/21	1.000%(Q)	180	(3,122)	(122)	(3,000)	Barclays Capital Group
People’s Republic of China	12/20/21	1.000%(Q)	40	(694)	(144)	(550)	Barclays Capital Group

				$(124,484)	$45,010	$(169,494)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.NA.IG.30.V1	06/20/23	1.000%(Q)	13,200	0.067%	$254,718	$199,681	$(55,037)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL	4,184	01/02/20	7.500%(T)	1 Day BROIS(2)(T)	$8,349	$(7,660)	$(16,009)
BRL	2,555	01/02/20	8.050%(T)	1 Day BROIS(1)(T)	1,074	(2,215)	(3,289)
BRL	3,175	01/04/21	8.900%(T)	1 Day BROIS(2)(T)	4,708	1,367	(3,341)
BRL	9,105	01/03/22	10.300%(T)	1 Day BROIS(2)(T)	(7,380)	16,537	23,917
BRL	1,600	01/03/22	10.380%(T)	1 Day BROIS(2)(T)	—	3,900	3,900
BRL	75	01/02/23	9.500%(T)	1 Day BROIS(2)(T)	529	(467)	(996)
CZK	33,525	09/19/20	1.650%(A)	6 Month PRIBOR(1)(S)	(272)	1,133	1,405
EUR	100	09/19/23	0.500%(A)	6 Month EURIBOR(1)(S)	(307)	(1,060)	(753)
EUR	250	09/19/28	1.000%(A)	6 Month EURIBOR(1)(S)	901	(2,209)	(3,110)
HUF	1,608,100	09/19/20	0.600%(A)	6 Month BUBOR(2)(S)	(19,598)	(87,451)	(67,853)
HUF	1,032,850	09/19/20	1.440%(A)	6 Month BUBOR(2)(S)	8,547	3,707	(4,840)
MXN	5,370	09/25/18	5.190%(M)	28 Day Mexican Interbank Rate(1)(M)	3	2,377	2,374
MXN	54,300	09/16/20	8.200%(M)	28 Day Mexican Interbank Rate(1)(M)	4,429	(6,145)	(10,574)
MXN	164,335	09/15/21	8.250%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,062)	69,529	70,591
MXN	2,480	03/09/22	5.500%(M)	28 Day Mexican Interbank Rate(1)(M)	5,554	9,966	4,412
MXN	43,810	09/13/23	8.280%(M)	28 Day Mexican Interbank Rate(2)(M)	2,743	37,867	35,124
MXN	41,770	06/09/27	7.500%(M)	28 Day Mexican Interbank Rate(2)(M)	(23,788)	(68,814)	(45,026)
MXN	23,210	09/06/28	8.350%(M)	28 Day Mexican Interbank Rate(1)(M)	(14,710)	(25,254)	(10,544)
PLN	63,075	09/19/20	2.000%(A)	6 Month WIBOR(2)(S)	(1,349)	(2,322)	(973)
PLN	1,300	12/22/27	2.960%(A)	6 Month WIBOR(1)(S)	(1,838)	(7,411)	(5,573)
PLN	810	12/27/27	2.958%(A)	6 Month WIBOR(1)(S)	—	(3,032)	(3,032)
	85,610	12/20/19	2.250%(S)	3 Month LIBOR(2)(Q)	96,991	(490,155)	(587,146)
	124,590	11/20/20	2.139%(S)	3 Month LIBOR(2)(Q)	(214,024)	(1,848,226)	(1,634,202)
	53,120	11/20/23	2.275%(S)	3 Month LIBOR(1)(Q)	109,017	1,590,988	1,481,971

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
	21,770	02/28/25	2.882%(S)	3 Month LIBOR(1)(Q)	$137,929	$4,820	$(133,109)
	12,150	12/20/28	2.790%(S)	3 Month LIBOR(1)(Q)	(146,739)	175,783	322,522
ZAR	10	03/21/20	7.330%(Q)	3 Month JIBAR(1)(Q)	—	(2)	(2)

					$(50,293)	$(634,449)	$(584,156)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
CLP	324,400	09/20/20	3.500%(S)	1 Day CLOIS(1)(S)	$(799)	$(916)	$117	Citigroup Global Markets
CLP	323,950	09/20/20	3.250%(S)	1 Day CLOIS(1)(S)	1,609	2,648	(1,039)	Citigroup Global Markets
CLP	323,925	09/20/20	3.250%(S)	1 Day CLOIS(1)(S)	1,609	2,551	(942)	Citigroup Global Markets
CLP	308,175	09/20/20	3.500%(S)	1 Day CLOIS(1)(S)	(759)	(694)	(65)	Morgan Stanley
CLP	304,400	09/20/20	3.500%(S)	1 Day CLOIS(1)(S)	(749)	(1,192)	443	Citigroup Global Markets
CLP	106,875	09/20/20	3.250%(S)	1 Day CLOIS(1)(S)	531	882	(351)	Citigroup Global Markets
CNH	22,480	06/20/20	3.750%(Q)	7 Day China Fixing Repo Rates(2)(Q)	42,708	27,250	15,458	JPMorgan Chase
CNH	14,660	06/20/20	3.750%(Q)	7 Day China Fixing Repo Rates(2)(Q)	27,852	18,000	9,852	Morgan Stanley
CNH	11,040	06/20/20	3.750%(Q)	7 Day China Fixing Repo Rates(2)(Q)	20,957	7,228	13,729	JPMorgan Chase
CNH	8,950	06/20/20	3.750%(Q)	7 Day China Fixing Repo Rates(2)(Q)	17,231	5,390	11,841	Morgan Stanley
COP	423,180	04/15/19	5.110%(Q)	90 Day Colombian Interbank rate(1)(Q)	(902)	—	(902)	Credit Suisse First Boston Corp.
COP	224,740	04/22/19	5.190%(Q)	1 Day COOIS(1)(Q)	(708)	—	(708)	JPMorgan Chase
COP	3,175,050	06/20/20	4.750%(Q)	1 Day CLOIS(2)(Q)	(2,301)	3,343	(5,644)	Citigroup Global Markets
COP	2,681,175	06/20/20	4.750%(Q)	1 Day COOIS(2)(Q)	(1,973)	1,743	(3,716)	Deutsche Bank AG
COP	844,650	06/20/20	4.750%(Q)	1 Day COOIS(2)(Q)	(612)	1,937	(2,549)	Morgan Stanley
COP	843,950	06/20/20	4.750%(Q)	1 Day COOIS(2)(Q)	(611)	1,969	(2,580)	Deutsche Bank AG
COP	569,450	06/20/20	4.750%(Q)	1 Day COOIS(2)(Q)	(680)	98	(778)	Morgan Stanley
INR	636,590	09/19/20	7.000%(S)	6 Month MIBOR(1)(S)	7,330	(2,305)	9,635	Morgan Stanley
KRW	3,218,020	06/20/20	2.000%(Q)	3 Month KWCDC(2)(Q)	2,990	(965)	3,955	Deutsche Bank AG

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (continued):
KRW	1,269,860	06/20/20	2.000%(Q)	3 Month KWCDC(2)(Q)	$1,180	$(159)	$1,339	Morgan Stanley
KRW	4,837,780	09/19/20	2.000%(Q)	3 Month KWCDC(2)(Q)	(980)	(5,873)	4,893	Citigroup Global Markets
KRW	3,040,570	09/19/20	2.000%(Q)	3 Month KWCDC(2)(Q)	(616)	(2,507)	1,891	Deutsche Bank AG
KRW	2,882,880	09/19/20	2.000%(Q)	3 Month KWCDC(2)(Q)	—	(131)	131	Morgan Stanley
KRW	2,176,470	09/19/20	2.000%(Q)	3 Month KWCDC(2)(Q)	(441)	(288)	(153)	Citigroup Global Markets
KRW	1,955,060	09/19/20	2.000%(Q)	3 Month KWCDC(2)(Q)	(396)	(1,718)	1,322	Morgan Stanley

					$111,470	$56,291	$55,179

Cash and foreign currency of $2,423,786 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$129,717	$(28,416)	$76,150	$(190,465)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$469,601,974	$556,743,904	$128,180
Preferred Stocks	2,239,147	3,275,850	—
Rights	595	—	99
Unaffiliated Exchange Traded Funds	73,995,591	—	—
Unaffiliated Funds	1,924,704	182,738	—
Warrants	4,892	—	—
Asset-Backed Securities
Automobiles	—	10,902,341	—
Collateralized Loan Obligations	—	146,172,661	—
Credit Cards	—	11,639,102	—
Other	—	2,099,406	—
Student Loans	—	71,457,596	—
Commercial Mortgage-Backed Security	—	4,946,661	—
Corporate Bonds	—	414,159,629	—
Sovereign Bonds	—	115,987,270	—
Municipal Bonds	—	14,635,194	—
Residential Mortgage-Backed Securities	—	14,268,710	—
U.S. Government Agency Obligations	—	354,104,977	—
U.S. Treasury Obligations	—	290,492,151	—
Affiliated Mutual Funds	546,754,911	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Commercial Paper	$—	$99,010,792	$—
Foreign Treasury Obligations	—	1,468,482	—
Option Written	(296,388)	—	—
Other Financial Instruments*
Forward Commitment Contracts	—	(30,410,391)	—
Futures Contracts	(15,631,063)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,859,178)	—
OTC Cross Currency Exchange Contracts	—	(404,685)	—
OTC Credit Default Swap Agreements	—	(124,484)	—
Centrally Cleared Credit Default Swap Agreements	—	(55,037)	—
Centrally Cleared Interest Rate Swap Agreements	—	(584,156)	—
OTC Interest Rate Swap Agreements	—	111,470	—

Total	$1,078,594,363	$2,077,221,003	$128,279

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (1.5% represents investments purchased with collateral from securities on loan)	18.2%
U.S. Government Agency Obligations	11.8
U.S. Treasury Obligations	9.7
Banks	7.6
Collateralized Loan Obligations	4.9
Sovereign Bonds	3.8
Equity Real Estate Investment Trusts (REITs)	3.7
Commercial Paper	3.3
Unaffiliated Exchange Traded Funds	2.4
Student Loans	2.4
Pharmaceuticals	2.1
Oil, Gas & Consumable Fuels	2.1
Insurance	1.7
Real Estate Management & Development	1.3
Chemicals	1.3
Media	1.1
Internet Software & Services	1.0
Telecommunications	1.0
Software	1.0
Technology Hardware, Storage & Peripherals	1.0
Pipelines	0.9
Automobiles	0.8
Electric	0.8
Beverages	0.8
Diversified Financial Services	0.8
Semiconductors & Semiconductor Equipment	0.8
IT Services	0.7
Food Products	0.7
Oil & Gas	0.6
Aerospace & Defense	0.6
Electronic Equipment, Instruments & Components	0.6
Metals & Mining	0.6
Food & Staples Retailing	0.6
Health Care Providers & Services	0.6
Machinery	0.6

Electric Utilities	0.6%
Diversified Telecommunication Services	0.6
Real Estate Investment Trusts (REITs)	0.5
Municipal Bonds	0.5
Residential Mortgage-Backed Securities	0.5
Biotechnology	0.5
Health Care Equipment & Supplies	0.5
Industrial Conglomerates	0.5
Textiles, Apparel & Luxury Goods	0.4
Specialty Retail	0.4
Capital Markets	0.4
Hotels, Restaurants & Leisure	0.4
Credit Cards	0.4
Wireless Telecommunication Services	0.4
Road & Rail	0.4
Multi-National	0.4
Healthcare-Products	0.4
Communications Equipment	0.3
Internet & Direct Marketing Retail	0.3
Semiconductors	0.3
Personal Products	0.3
Household Durables	0.2
Agriculture	0.2
Airlines	0.2
Auto Components	0.2
Construction & Engineering	0.2
Auto Manufacturers	0.2
Trading Companies & Distributors	0.2
Consumer Finance	0.2
Multi-Utilities	0.2
Professional Services	0.2
Electrical Equipment	0.2
Commercial Services & Supplies	0.2
Household Products	0.2
Transportation Infrastructure	0.2
Retail	0.2
Life Sciences Tools & Services	0.2
Commercial Mortgage-Backed Security	0.1
Paper & Forest Products	0.1
Multiline Retail	0.1
Gas Utilities	0.1
Foods	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification (continued):

Independent Power & Renewable Electricity Producers	0.1%
Energy Equipment & Services	0.1
Healthcare-Services	0.1
Internet	0.1
Containers & Packaging	0.1
Tobacco	0.1
Air Freight & Logistics	0.1
Transportation	0.1
Computers	0.1
Construction Materials	0.1
Building Products	0.1
Other	0.1
Diversified Consumer Services	0.1
Leisure Products	0.1
Trucking & Leasing	0.1
Water Utilities	0.1
Thrifts & Mortgage Finance	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1

Commercial Services	0.1%
Gas	0.1
Foreign Treasury Obligations	0.1
Unaffiliated Funds	0.1
Marine	0.0	*
Distributors	0.0	*
Machinery-Construction & Mining	0.0	*
Health Care Technology	0.0	*
Investment Companies	0.0	*

	106.8
Option Written	(0.0	)*
Liabilities in excess of other assets	(6.8)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	—	$—		Due from/to broker — variation margin swaps	$55,037	*
Credit contracts	Premiums paid for OTC swap agreements	56,678		Premiums received for OTC swap agreements	11,668
Credit contracts	Unrealized appreciation on OTC swap agreements	1,544		Unrealized depreciation on OTC swap agreements	171,038
Equity contracts	Due from/to broker — variation margin futures	301,101	*	Due from/to broker — variation margin futures	15,720,629	*
Equity contracts	Unaffiliated investments	5,586		Options written outstanding, at value	296,388
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	57,880		Unrealized depreciation on OTC cross currency exchange contracts	462,565
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,576,060		Unrealized depreciation on OTC forward foreign currency exchange contracts	6,435,238
Interest rate contracts	Due from/to broker — variation margin futures	1,470,638	*	Due from/to broker — variation margin futures	1,682,173	*
Interest rate contracts	Due from/to broker — variation margin swaps	1,946,216	*	Due from/to broker — variation margin swaps	2,530,372	*
Interest rate contracts	Premiums paid for OTC swap agreements	73,039		Premiums received for OTC swap agreements	16,748
Interest rate contracts	Unrealized appreciation on OTC swap agreements	74,606		Unrealized depreciation on OTC swap agreements	19,427

Total		$7,563,348			$27,401,283

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$—	$97,457
Equity contracts	23,391	(850,167)	1,463,126	26,403,969	—	—
Foreign exchange contracts	—	—	—	—	(6,422,509)	—
Interest rate contracts	—	(1,108)		(7,337,372)	—	256,219

Total	$23,391	$(851,275)	$1,463,126	$19,066,597	$(6,422,509)	$353,676

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Warrants(2)	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$—	$—	$(12,093)
Equity contracts	1,151	(2,939)	908,498	(299,931)	(22,023,503)	—	—
Foreign exchange contracts	—	—	—	—	—	(4,489,819)	—
Interest rate contracts	—	—	(1,967)	—	(3,404,882)	—	113,260

Total	$1,151	$(2,939)	$906,531	$(299,931)	$(25,428,385)	$(4,489,819)	$101,167

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts- Long Positions(4)	Futures Contracts- Short Positions(4)	Cross Currency Exchange Contracts(3)	Forward Foreign Currency Exchange Contracts- Purchased(2)	Forward Foreign Currency Exchange Contracts- Sold(2)
$399,780	$8,333	$800,861,214	$263,344,057	$21,724,887	$334,693,627	$178,378,793

Credit Default Swap Agreements- Buy Protection(4)	Credit Default Swap Agreements- Sell Protection(4)	Interest Rate Swap Agreements(4)
$8,420,000	$9,808,333	$441,527,388

(1)	Cost.

(2)	Value at Settlement Date.

(3)	Value at Trade Date

(4)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$43,329,024	$(43,329,024)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Barclays Capital Group	$2,153	$(11,662)	$(9,509)	$9,509	$—
Citigroup Global Markets	43,917	(105,792)	(61,875)	61,875	—
Credit Suisse First Boston Corp.	—	(902)	(902)	—	(902)
Deutsche Bank AG	23,555	(47,484)	(23,929)	—	(23,929)
JPMorgan Chase	75,317	(38,375)	36,942	(30,000)	6,942
Morgan Stanley	3,693,485	(6,906,202)	(3,212,717)	3,100,100	(112,617)
UBS AG	1,380	(6,267)	(4,887)	—	(4,887)

	$3,839,807	$(7,116,684)	$(3,276,877)	$3,141,484	$(135,393)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $43,329,024:
Unaffiliated investments (cost $2,588,541,993)	$2,659,442,646
Affiliated investments (cost $546,754,911)	546,754,911
Cash	14,299
Foreign currency, at value (cost $7,281,781)	7,123,825
Deposit with broker for futures	32,802,134
Receivable for investments sold	312,137,065
Dividends and interest receivable	13,524,992
Deposit with broker for options	4,888,713
Unrealized appreciation on OTC forward foreign currency contracts	3,576,060
Cash segregated for counterparty - OTC	3,290,105
Deposit with broker for centrally cleared swaps	2,423,786
Tax reclaim receivable	2,191,781
Due from broker-variation margin futures	1,799,531
Premiums paid for OTC swap agreements	129,717
Receivable from affiliate	76,899
Unrealized appreciation on OTC swap agreements	76,150
Unrealized appreciation on OTC cross currency exchange contracts	57,880
Prepaid expenses	3,302

Total Assets	3,590,313,796

LIABILITIES:
Payable for investments purchased	502,196,122
Payable to broker for collateral for securities on loan	44,486,234
Forward commitment contracts, at value (proceeds receivable $30,301,406)	30,410,391
Unrealized depreciation on OTC forward foreign currency contracts	6,435,238
Payable for portfolio shares repurchased	1,054,758
Payable to affiliate	1,001,434
Management fees payable	680,328
Accrued expenses and other liabilities	464,243
Unrealized depreciation on OTC cross currency exchange contracts	462,565
Options written outstanding, at value (premiums received $128,968)	296,388
Unrealized depreciation on OTC swap agreements	190,465
Distribution fee payable	102,988
Cash segregated from counterparty - OTC	30,000
Premiums received for OTC swap agreements	28,416
Due to broker-variation margin swaps	12,019
Affiliated transfer agent fee payable	365
Foreign withholding taxes payable	168

Total Liabilities	587,852,122

NET ASSETS	$3,002,461,674

Net assets were comprised of:
Partners Equity	$3,002,461,674

Net asset value and redemption price per share, $3,002,461,674 / 215,289,780 outstanding shares of beneficial interest	$13.95

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income (net of $18,319 foreign withholding tax)	$22,660,943
Unaffiliated dividend income (net) (foreign withholding tax $1,363,645, of which $132,987 is reimbursable by an affiliate)	16,485,421
Affiliated dividend income	4,808,263
Income from securities lending, net (including affiliated income of $94,031)	137,758

44,092,385

EXPENSES
Management fees	11,814,034
Distribution fee	3,899,392
Custodian and accounting fees	477,637
Audit fee	30,001
Trustees’ fees	20,033
Shareholders’ reports	15,032
Legal fees and expenses	9,367
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	181,884

Total expenses	16,450,846
Less: Fee waivers and/or expense reimbursement	(1,883,936)

Net expenses	14,566,910

NET INVESTMENT INCOME (LOSS)	29,525,475

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,426)	29,553,735
Futures transactions	19,066,597
Options written transactions	1,463,126
Swap agreements transactions	353,675
Forward and cross currency contracts transactions	(6,422,509)
Foreign currency transactions	(260,740)

43,753,884

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,214)	(92,113,857)
Futures	(25,428,385)
Options written	(299,931)
Swap agreements	101,167
Forward and cross currency contracts	(4,489,819)
Foreign currencies	(418,132)

(122,648,957)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(78,895,073)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(49,369,598)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$29,525,475	$43,707,317
Net realized gain (loss) on investment and foreign currency transactions	43,753,884	162,230,851
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(122,648,957)	135,997,925

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(49,369,598)	341,936,093

FUND SHARE TRANSACTIONS:
Fund share sold [496,994 and 5,516,632 shares, respectively]	7,059,389	73,374,734
Net asset value of shares issued in merger [0 and 32,804,996 shares, respectively]	—	434,011,193
Fund share repurchased [14,204,292 and 14,157,692 shares, respectively]	(199,711,303)	(190,845,000)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(192,651,914)	316,540,927

CAPITAL CONTRIBUTIONS	142,550	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(241,878,962)	658,477,020
NET ASSETS:
Beginning of period	3,244,340,636	2,585,863,616

End of period	$3,002,461,674	$3,244,340,636

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 89.2%
COMMON STOCKS — 53.9%	Shares	Value
Argentina — 0.1%
MercadoLibre, Inc.	5,767	$1,723,929

Australia — 0.5%
AGL Energy Ltd.	4,158	69,184
Alumina Ltd.	43,047	89,081
Amcor Ltd.	12,082	128,730
AMP Ltd.	18,394	48,380
APA Group	11,014	80,242
Aristocrat Leisure Ltd.	2,684	61,296
ASX Ltd.	875	41,709
Aurizon Holdings Ltd.	25,789	82,472
Australia & New Zealand Banking Group Ltd.	25,198	527,384
Bendigo & Adelaide Bank Ltd.	3,116	24,963
BHP Billiton Ltd.	198,167	4,958,539
Boral Ltd.	8,373	40,396
Brambles Ltd.	12,268	80,543
Caltex Australia Ltd.	2,970	71,475
Challenger Ltd.	3,825	33,474
Coca-Cola Amatil Ltd.	8,729	59,372
Cochlear Ltd.	706	104,525
Commonwealth Bank of Australia	13,435	724,584
Computershare Ltd.	6,786	92,442
CSL Ltd.	3,633	517,133
Dexus, REIT	8,295	59,622
Fortescue Metals Group Ltd.	6,000	19,482
Goodman Group, REIT	16,193	115,437
GPT Group (The), REIT	6,372	23,841
Incitec Pivot Ltd.	9,978	26,771
Insurance Australia Group Ltd.	14,729	92,921
LendLease Group	4,400	64,423
Macquarie Group Ltd.	2,746	250,260
Medibank Private Ltd.	17,472	37,726
Mirvac Group, REIT	52,673	84,541
National Australia Bank Ltd.	22,204	450,844
Newcrest Mining Ltd.	5,701	92,568
Oil Search Ltd.	134,166	881,464
Orica Ltd.	4,723	62,006
Origin Energy Ltd.*	12,284	91,112
QBE Insurance Group Ltd.	14,220	102,373
Ramsay Health Care Ltd.	1,374	54,868
REA Group Ltd.	900	60,400
Rio Tinto Ltd.	33,249	2,054,300
Rio Tinto PLC	55,212	3,043,200
Santos Ltd.*	11,869	54,973
Scentre Group, REIT	54,649	177,558
Sonic Healthcare Ltd.	1,949	35,355
South32 Ltd.	51,827	138,395
Stockland, REIT	19,771	58,091
Suncorp Group Ltd.	13,699	147,737
Sydney Airport	14,293	75,666
Tabcorp Holdings Ltd.	18,748	61,805
Telstra Corp. Ltd.	34,687	67,090
TPG Telecom Ltd.	5,696	21,773
Transurban Group	20,063	177,664
Treasury Wine Estates Ltd.	4,086	52,497
Vicinity Centres, REIT	23,070	44,244

COMMON STOCKS (continued)	Shares	Value
Australia (continued)
Wesfarmers Ltd.	8,620	$314,512
Westpac Banking Corp.	25,852	561,427
Woodside Petroleum Ltd.	5,828	152,731
Woolworths Group Ltd.	11,941	269,672

		17,915,273

Austria — 0.1%
ams AG*	16,381	1,214,817
Erste Group Bank AG*	35,308	1,471,989

		2,686,806

Belgium — 0.1%
Anheuser-Busch InBev SA/NV	6,476	653,202
KBC Group NV	24,643	1,892,587

		2,545,789

Brazil — 0.6%
Ambev SA, ADR	383,880	1,777,364
Banco do Brasil SA	139,442	1,023,576
Banco Santander Brasil SA, UTS	120,310	907,971
Cielo SA	178,820	763,587
Estacio Participacoes SA	98,230	617,652
IRB Brasil Resseguros SA	29,740	363,947
Itau Unibanco Holding SA, ADR	516,309	5,359,287
Kroton Educacional SA	231,214	557,789
Lojas Renner SA	137,110	1,023,792
MRV Engenharia e Participacoes SA	158,106	488,300
Raia Drogasil SA	44,830	757,741
Ultrapar Participacoes SA	87,010	1,030,448
Vale SA, ADR(a)	244,290	3,131,798
Via Varejo SA, UTS	74,510	359,501
WEG SA	277,295	1,152,609

		19,315,362

Canada — 0.4%
Agnico Eagle Mines Ltd.	1,952	89,489
Alimentation Couche-Tard, Inc. (Class B Stock)	4,158	180,629
ARC Resources Ltd.	3,162	32,663
Bank of Montreal	5,870	453,740
Bank of Nova Scotia (The)	10,648	602,926
Barrick Gold Corp.	9,985	131,169
BCE, Inc.	1,125	45,560
Brookfield Asset Management, Inc. (Class A Stock)	8,571	347,691
Canadian Imperial Bank of Commerce(a)	3,904	339,605
Canadian National Railway Co.	7,137	583,761
Canadian Natural Resources Ltd., (XTSE)	9,879	356,565
Canadian Pacific Railway Ltd.	1,460	267,557
Canadian Tire Corp. Ltd. (Class A Stock)	763	99,594
Cenovus Energy, Inc.	8,051	83,593
CGI Group, Inc. (Class A Stock)*	2,235	141,633
Constellation Software, Inc.	202	156,657
Crescent Point Energy Corp.	5,591	41,082
Dollarama, Inc.	3,276	126,988
Enbridge, Inc.	7,588	271,278
Encana Corp.	6,982	91,188
Fairfax Financial Holdings Ltd.	2,252	1,261,901
Fortis, Inc.	2,461	78,661
Franco-Nevada Corp.	1,776	129,622

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Canada (continued)
Gildan Activewear, Inc., (XTSE)	1,825	$51,405
Goldcorp, Inc.	7,070	97,070
Great-West Lifeco, Inc.	3,148	77,392
Imperial Oil Ltd.	2,625	87,257
Intact Financial Corp.	1,121	79,514
Inter Pipeline Ltd.	2,624	49,181
Kinross Gold Corp.*	10,657	40,126
Loblaw Cos. Ltd.	1,918	98,625
Magna International, Inc.	4,066	236,478
Manulife Financial Corp.	17,592	316,071
Metro, Inc.	2,234	75,942
National Bank of Canada	3,128	150,184
Nutrien Ltd.	5,703	310,256
Open Text Corp.	2,552	89,819
Pembina Pipeline Corp.	3,760	130,219
Power Corp. of Canada	3,725	83,417
Power Financial Corp.	2,334	54,593
Restaurant Brands International, Inc.	1,828	110,265
Rogers Communications, Inc. (Class B Stock)	3,653	173,501
Royal Bank of Canada	12,860	968,327
Saputo, Inc.	2,670	88,651
Shaw Communications, Inc. (Class B Stock)	4,004	81,563
SNC-Lavalin Group, Inc.	1,278	56,441
Sun Life Financial, Inc.	5,702	229,138
Suncor Energy, Inc.	14,227	578,971
Teck Resources Ltd. (Class B Stock)	5,579	142,122
Thomson Reuters Corp.	3,080	124,287
Toronto-Dominion Bank (The)	16,047	928,777
TransCanada Corp.	6,518	282,010
Wheaton Precious Metals Corp.	3,967	87,569

		11,792,723

Chile — 0.1%
Antofagasta PLC	35,940	466,939
Banco Santander Chile, ADR	41,880	1,316,288

		1,783,227

China — 2.1%
Alibaba Group Holding Ltd., ADR*(a)	55,952	10,380,775
Anhui Conch Cement Co. Ltd. (Class H Stock)	207,000	1,180,501
Anhui Jinhe Industrial Co. Ltd. (Class A Stock)	36,100	110,032
Baidu, Inc., ADR*	28,309	6,879,087
BOC Hong Kong Holdings Ltd.	35,500	166,848
China Construction Bank Corp. (Class H Stock)*	3,399,000	3,110,226
China Maple Leaf Educational Systems Ltd.	150,000	269,358
China Merchants Bank Co. Ltd. (Class H Stock)*	362,500	1,333,424
China Overseas Land & Investment Ltd.	520,000	1,706,745
China Shenhua Energy Co. Ltd. (Class H Stock)	235,000	555,833
China Vanke Co. Ltd. (Class H Stock)	160,200	558,695
Chongqing Department Store Co. Ltd. (Class A Stock)	23,500	116,588
CNOOC Ltd.	2,184,000	3,742,383
Country Garden Holdings Co. Ltd.	606,000	1,062,316

COMMON STOCKS (continued)	Shares	Value
China (continued)
Country Garden Services Holdings Co. Ltd.*	310	$397
Daqin Railway Co. Ltd. (Class A Stock)	90,600	111,938
Daqo New Energy Corp., ADR*	8,090	287,519
Focus Media Information Technology Co. Ltd. (Class A Stock)	259,800	373,809
Fosun International Ltd.	555,000	1,039,510
Huayu Automotive Systems Co. Ltd. (Class A Stock)	32,200	114,918
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,083,000	2,299,425
JD.com, Inc., ADR*	62,040	2,416,458
NARI Technology Co. Ltd. (Class A Stock)	48,500	115,284
Nexteer Automotive Group Ltd.	152,000	223,576
PICC Property & Casualty Co. Ltd. (Class H Stock)	909,000	977,650
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	1,035,500	9,482,771
Shandong Sun Paper Industry JSC Ltd. (Class A Stock)	78,000	113,631
Shanying International Holding Co. Ltd. (Class A Stock)	207,200	120,163
Shenzhen Expressway Co. Ltd. (Class H Stock)	322,000	315,516
Shenzhen Fuanna Bedding and Furnishing Co. Ltd. (Class A Stock)	70,700	115,297
Sinotruk Hong Kong Ltd.	137,500	225,410
Tencent Holdings Ltd.	353,900	17,771,231
Tingyi Cayman Islands Holding Corp.	156,000	361,362
Tsingtao Brewery Co. Ltd. (Class H Stock)	228,000	1,249,229
Want Want China Holdings Ltd.	397,000	353,024
Weichai Power Co. Ltd. (Class H Stock)	362,000	497,344
Weifu High-Technology Group Co. Ltd. (Class A Stock)	35,899	119,400
XCMG Construction Machinery Co. Ltd. (Class A Stock)	195,225	124,509
Xinyi Solar Holdings Ltd.	232,000	71,079
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. (Class H Stock), 144A*	59,000	237,706
Yangzijiang Shipbuilding Holdings Ltd.	15,000	9,928
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	350,000	455,770
Zhongsheng Group Holdings Ltd.	129,000	386,227

		71,142,892

Denmark — 0.3%
Chr Hansen Holding A/S	1,550	142,694
Danske Bank A/S	68,532	2,135,039
Genmab A/S*	1,665	256,190
Novo Nordisk A/S (Class B Stock)	154,094	7,117,689
Royal Unibrew A/S	18,630	1,480,488

		11,132,100

Finland — 0.2%
Cargotec OYJ (Class B Stock)	2,110	106,463
Elisa OYJ	3,312	153,006
Konecranes OYJ	4,676	191,874
Metso OYJ	31,588	1,053,623
Neste OYJ(a)	29,147	2,280,431
Outokumpu OYJ	17,903	110,884

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Finland (continued)
Stora Enso OYJ (Class R Stock)	80,347	$1,565,319
UPM-Kymmene OYJ	81,117	2,888,182

		8,349,782

France — 2.1%
Accor SA	62,135	3,043,123
Air Liquide SA	5,183	649,665
Airbus SE	60,033	7,005,548
Alstom SA	7,331	336,335
AXA SA	87,012	2,126,034
BNP Paribas SA	78,844	4,877,054
Capgemini SE	26,835	3,596,160
Cie Generale des Etablissements Michelin SCA	4,763	576,219
Dassault Systemes SE	12,305	1,722,009
Engie SA	80,945	1,238,177
Essilor International Cie Generale d’Optique SA	15,839	2,233,242
Faurecia SA	24,563	1,746,097
Imerys SA	19,184	1,548,286
Kering SA	5,516	3,107,166
Legrand SA	3,156	231,168
LVMH Moet Hennessy Louis Vuitton SE(a)	22,923	7,610,880
Orange SA	359,562	6,001,869
Pernod Ricard SA	20,305	3,313,878
Peugeot SA	40,110	913,919
Publicis Groupe SA	5,834	400,344
Renault SA(a)	3,811	322,874
Safran SA	27,624	3,345,406
Sanofi	11,117	892,246
Schneider Electric SE	48,669	4,047,648
Sodexo SA	1,837	183,377
Thales SA	17,317	2,227,902
TOTAL SA	49,163	2,985,464
Unibail-Rodamco-Westfield	1,553	341,953
Unibail-Rodamco-Westfield, CDI*	3,720	40,386
Vinci SA	41,929	4,024,818
Vivendi SA	4,591	112,309

		70,801,556

Germany — 1.3%
adidas AG	3,554	773,770
Allianz SE	38,154	7,861,821
BASF SE	40,315	3,848,819
Bayer AG	35,606	3,910,384
Bayerische Motoren Werke AG	3,214	290,522
Continental AG	16,530	3,761,866
Covestro AG, 144A	11,461	1,018,696
Daimler AG	4,110	263,275
Deutsche Post AG	8,093	262,945
Deutsche Telekom AG*	29,780	460,233
Fresenius Medical Care AG & Co. KGaA	21,042	2,118,752
Hannover Rueck SE	8,431	1,048,158
Infineon Technologies AG	69,774	1,772,352
Linde AG	17,737	4,213,942
Merck KGaA	3,523	342,955
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	3,203	673,409
Puma SE	2,703	1,579,115

COMMON STOCKS (continued)	Shares	Value
Germany (continued)
RWE AG	21,479	$488,101
SAP SE	53,178	6,137,695
Siemens AG	4,151	546,919
United Internet AG	2,201	125,659
Wirecard AG	14,183	2,269,572

		43,768,960

Hong Kong — 0.7%
AIA Group Ltd.	1,389,600	12,105,377
ASM Pacific Technology Ltd.	2,500	31,509
Bank of East Asia Ltd. (The)	1,600	6,377
CK Asset Holdings Ltd.	353,000	2,794,458
CK Hutchison Holdings Ltd.	201,500	2,133,084
CK Infrastructure Holdings Ltd.	8,000	59,222
CLP Holdings Ltd.	17,500	188,499
Galaxy Entertainment Group Ltd.	21,000	161,877
Hang Lung Properties Ltd.	2,000	4,108
Hang Seng Bank Ltd.	8,000	199,763
Henderson Land Development Co. Ltd.	15,730	82,949
HKT Trust & HKT Ltd.	20,000	25,512
Hong Kong & China Gas Co. Ltd.	85,910	164,220
Hong Kong Exchanges & Clearing Ltd.	8,700	260,370
Hongkong Land Holdings Ltd.	8,800	63,403
Hutchison Port Holdings Trust, UTS	93,400	26,067
Jardine Matheson Holdings Ltd.	42,000	2,646,556
Kerry Properties Ltd.	12,000	57,347
Kingboard Laminates Holdings Ltd.	233,500	287,101
Li & Fung Ltd.	64,000	23,442
Link REIT	14,500	132,231
MTR Corp. Ltd.	8,000	44,189
New World Development Co. Ltd.	23,000	32,175
NWS Holdings Ltd.	16,000	27,612
Power Assets Holdings Ltd.	11,000	76,843
Sino Land Co. Ltd.	44,000	71,499
Sun Hung Kai Properties Ltd.	14,000	210,923
Swire Pacific Ltd. (Class A Stock)	7,500	79,274
Techtronic Industries Co. Ltd.	4,500	24,993
WH Group Ltd., 144A	38,000	30,749
Wharf Holdings Ltd. (The)	14,000	44,833
Wharf Real Estate Investment Co. Ltd.	14,000	99,411
Wheelock & Co. Ltd.	13,000	90,344
Yue Yuen Industrial Holdings Ltd.	9,000	25,368

		22,311,685

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	59,088	568,581
OTP Bank Nyrt	35,088	1,266,859

		1,835,440

India — 0.9%
Graphite India Ltd.	9,604	117,757
HCL Technologies Ltd.	90,400	1,221,492
HDFC Bank Ltd., ADR	160,202	16,824,414
Housing Development Finance Corp. Ltd.	74,790	2,083,992
Infosys Ltd., ADR(a)	264,550	5,140,207
Mahindra & Mahindra Ltd.	27,920	365,900
Mahindra & Mahindra Ltd., GDR	216,410	2,824,151
NIIT Technologies Ltd.	39,230	628,757

		29,206,670

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Indonesia — 0.2%
Astra International Tbk PT	2,778,000	$1,278,976
Bank Central Asia Tbk PT	899,700	1,343,639
Bank Negara Indonesia Persero Tbk PT	1,140,900	560,593
Bank Rakyat Indonesia Persero Tbk PT	12,291,300	2,431,108
Unilever Indonesia Tbk PT	232,400	746,837

		6,361,153

Ireland — 0.0%
CRH PLC	20,783	731,029
James Hardie Industries PLC, CDI	5,127	85,960
Kerry Group PLC (Class A Stock)	2,236	233,752
Ryanair Holdings PLC, ADR*	4,838	552,645

		1,603,386

Israel — 0.0%
Teva Pharmaceutical Industries Ltd., ADR(a)	5,798	141,007

Italy — 0.2%
Assicurazioni Generali SpA	8,206	137,188
Enel SpA	116,811	647,272
Eni SpA	4,237	78,560
Ferrari NV	10,189	1,377,241
Intesa Sanpaolo SpA	587,120	1,698,699
Italgas SpA	26,750	147,231
Moncler SpA	25,482	1,156,248
UniCredit SpA	105,941	1,755,912

		6,998,351

Japan — 2.1%
AEON Financial Service Co. Ltd.	1,100	23,445
AGC, Inc.(a)	3,400	132,246
Ajinomoto Co., Inc.	6,700	126,825
Alfresa Holdings Corp.	1,900	44,616
Amada Holdings Co. Ltd.	8,100	77,739
Asahi Group Holdings Ltd.	60,300	3,092,649
Asahi Kasei Corp.	7,200	91,306
Astellas Pharma, Inc.	10,700	162,839
Bandai Namco Holdings, Inc.	5,300	218,315
Bridgestone Corp.(a)	8,000	312,503
Canon, Inc.(a)	7,000	229,541
Central Japan Railway Co.	600	124,218
Chubu Electric Power Co., Inc.	8,800	131,951
Chugai Pharmaceutical Co. Ltd.	1,100	57,597
Coca-Cola Bottlers Japan Holdings, Inc.	1,000	40,009
Concordia Financial Group Ltd.	23,800	120,947
Dai Nippon Printing Co. Ltd.	1,500	33,520
Daicel Corp.	15,200	167,912
Dai-ichi Life Holdings, Inc.	8,300	147,720
Daiichi Sankyo Co. Ltd.	7,700	294,167
Daikin Industries Ltd.	30,600	3,657,101
Daito Trust Construction Co. Ltd.	700	113,872
Daiwa House Industry Co. Ltd.	8,100	275,577
Daiwa House REIT Investment Corp., REIT	13	30,874
Denso Corp.	2,100	102,468
East Japan Railway Co.	3,800	363,909
Eisai Co. Ltd.	900	63,351
Electric Power Development Co. Ltd.	6,400	165,186
FANUC Corp.	14,900	2,953,356
Fast Retailing Co. Ltd.	400	183,334
Fuji Electric Co. Ltd.	6,000	45,577

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
FUJIFILM Holdings Corp.	6,200	$241,817
Fujitsu Ltd.	8,000	48,412
Hakuhodo DY Holdings, Inc.	2,000	32,068
Hankyu Hanshin Holdings, Inc.	1,100	44,186
Hino Motors Ltd.	7,500	79,975
Hisamitsu Pharmaceutical Co., Inc.	2,200	185,373
Hitachi High-Technologies Corp.	2,200	89,497
Hitachi Ltd.	57,000	401,564
Honda Motor Co. Ltd.	130,400	3,823,456
Hoya Corp.	1,700	96,439
Hulic Co. Ltd.	6,500	69,375
ITOCHU Corp.	17,800	321,928
J Front Retailing Co. Ltd.	10,300	156,467
Japan Airlines Co. Ltd.	4,800	170,069
Japan Exchange Group, Inc.	1,500	27,822
Japan Prime Realty Investment Corp., REIT	6	21,797
Japan Real Estate Investment Corp., REIT	11	58,190
Japan Retail Fund Investment Corp., REIT	23	41,489
Japan Tobacco, Inc.(a)	8,800	245,928
JFE Holdings, Inc.	3,400	64,218
JTEKT Corp.	2,100	28,504
JXTG Holdings, Inc.	47,000	326,076
Kao Corp.(a)	5,500	419,219
Kawasaki Heavy Industries Ltd.	4,900	144,112
KDDI Corp.	11,800	322,670
Keikyu Corp.	1,500	24,569
Keyence Corp.	5,400	3,045,679
Kintetsu Group Holdings Co. Ltd.	800	32,620
Kirin Holdings Co. Ltd.	6,100	163,510
Komatsu Ltd.	101,000	2,875,327
Kose Corp.	800	172,076
Kubota Corp.	184,700	2,898,854
Kyocera Corp.	1,400	78,733
Kyowa Hakko Kirin Co. Ltd.	7,400	148,949
M3, Inc.	3,400	135,212
Mabuchi Motor Co. Ltd.	3,000	142,388
Makita Corp.	56,900	2,545,310
Marui Group Co. Ltd.	8,400	176,695
Mazda Motor Corp.	9,200	112,853
Mebuki Financial Group, Inc.	29,600	99,289
MEIJI Holdings Co. Ltd.	1,500	126,681
Mitsubishi Corp.	15,800	438,119
Mitsubishi Electric Corp.	22,300	295,875
Mitsubishi Estate Co. Ltd.	16,000	279,311
Mitsubishi Tanabe Pharma Corp.	1,100	18,992
Mitsubishi UFJ Financial Group, Inc.	112,600	637,866
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,300	26,361
Mitsui & Co. Ltd.	15,800	263,106
Mitsui Chemicals, Inc.	6,100	162,130
Mitsui Fudosan Co. Ltd.	87,300	2,102,906
Mizuho Financial Group, Inc.	116,200	195,737
MS&AD Insurance Group Holdings, Inc.	1,500	46,588
Murata Manufacturing Co. Ltd.	1,400	235,027
Nexon Co. Ltd.*	7,000	101,566
NGK Spark Plug Co. Ltd.	5,100	144,987
NH Foods Ltd.	1,100	44,469
Nidec Corp.	22,500	3,365,768
Nintendo Co. Ltd.	1,100	359,072
Nippon Building Fund, Inc., REIT(a)	12	69,219

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Nippon Prologis REIT, Inc., REIT	11	$22,830
Nippon Steel & Sumitomo Metal Corp.	8,900	174,504
Nippon Telegraph & Telephone Corp.	8,300	377,053
Nippon Yusen KK	5,100	101,040
Nissan Motor Co. Ltd.	23,700	230,606
Nitori Holdings Co. Ltd.	1,000	155,578
Nitto Denko Corp.	19,800	1,494,849
Nomura Holdings, Inc.	18,200	88,071
Nomura Real Estate Master Fund, Inc., REIT	27	38,137
Nomura Research Institute Ltd.	4,000	193,525
NSK Ltd.	4,300	44,259
NTT DOCOMO, Inc.	15,900	405,170
Obayashi Corp.	4,900	50,879
Obic Co. Ltd.	200	16,523
Olympus Corp.	4,900	183,297
Ono Pharmaceutical Co. Ltd.	7,200	168,558
Oriental Land Co. Ltd.	900	94,362
ORIX Corp.	18,600	293,175
Otsuka Corp.	3,800	148,760
Otsuka Holdings Co. Ltd.	6,200	299,911
Panasonic Corp.	26,300	354,640
Persol Holdings Co. Ltd.	7,400	164,801
Recruit Holdings Co. Ltd.	8,800	243,044
Renesas Electronics Corp.*	166,900	1,631,583
Resona Holdings, Inc.	10,600	56,496
Rohm Co. Ltd.	1,900	158,773
Ryohin Keikaku Co. Ltd.	300	105,397
Santen Pharmaceutical Co. Ltd.	2,200	38,272
Seibu Holdings, Inc.	9,000	151,558
Seiko Epson Corp.	3,800	65,973
Sekisui House Ltd.	5,800	102,511
Seven & i Holdings Co. Ltd.	9,000	392,541
Shimano, Inc.	400	58,698
Shimizu Corp.	15,500	160,426
Shin-Etsu Chemical Co. Ltd.	34,900	3,101,509
Shinsei Bank Ltd.	4,000	61,373
Shionogi & Co. Ltd.	500	25,657
Shiseido Co. Ltd.	2,100	166,648
Shizuoka Bank Ltd. (The)	7,000	62,939
SMC Corp.	8,100	2,965,336
SoftBank Group Corp.	6,400	457,012
Sompo Holdings, Inc.	3,000	121,049
Sony Corp.	11,600	594,087
Stanley Electric Co. Ltd.	1,200	40,860
Start Today Co. Ltd.	800	28,944
Subaru Corp.	600	17,451
Sumitomo Chemical Co. Ltd.	20,000	113,113
Sumitomo Corp.	1,400	22,960
Sumitomo Electric Industries Ltd.	9,500	141,290
Sumitomo Metal Mining Co. Ltd.	4,100	156,484
Sumitomo Mitsui Financial Group, Inc.	107,200	4,181,443
Sumitomo Mitsui Trust Holdings, Inc.	4,900	193,323
Sumitomo Realty & Development Co. Ltd.	2,000	73,650
Sundrug Co. Ltd.	700	28,358
Suntory Beverage & Food Ltd.	1,900	81,230
Suzuken Co. Ltd.	400	16,916
Suzuki Motor Corp.	5,300	292,073
T&D Holdings, Inc.	10,000	149,981

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Takeda Pharmaceutical Co. Ltd.	4,300	$180,893
THK Co. Ltd.	3,200	91,366
Toho Gas Co. Ltd.	2,100	72,748
Tokio Marine Holdings, Inc.	8,500	397,658
Tokyo Electric Power Co. Holdings, Inc.*	4,700	21,881
Tokyo Electron Ltd.	17,400	2,986,768
Tokyo Gas Co. Ltd.	5,100	135,417
Tokyu Corp.	12,500	215,102
Tokyu Fudosan Holdings Corp.	19,300	136,142
Toppan Printing Co. Ltd.	5,000	39,115
Toray Industries, Inc.	25,500	201,268
Toshiba Corp.*	42,000	126,086
Toyota Industries Corp.	500	27,988
Toyota Motor Corp.	20,400	1,319,247
Toyota Tsusho Corp.	1,200	40,100
Unicharm Corp.	1,100	33,071
United Urban Investment Corp., REIT	20	31,078
Yahoo Japan Corp.	7,000	23,190
Yamato Holdings Co. Ltd.	6,000	176,596
Yaskawa Electric Corp.	1,000	35,215

		70,261,580

Kazakhstan — 0.0%
KAZ Minerals PLC*	34,120	377,127

Luxembourg — 0.0%
ArcelorMittal	51,398	1,499,578

Macau — 0.1%
Sands China Ltd.	779,200	4,154,218
Wynn Macau Ltd.	11,600	37,174

		4,191,392

Malaysia — 0.1%
AirAsia Group Bhd	752,300	557,584
CIMB Group Holdings Bhd	520,300	701,488
Malayan Banking Bhd	99,900	222,498
Public Bank Bhd	187,100	1,082,357
Top Glove Corp. Bhd	27,900	83,655

		2,647,582

Mexico — 0.1%
Fomento Economico Mexicano SAB de CV, ADR	16,110	1,414,297
Grupo Financiero Banorte SAB de CV (Class O Stock)	181,190	1,065,413
Grupo Mexico SAB de CV (Class B Stock)	138,340	392,098
Wal-Mart de Mexico SAB de CV	711,360	1,877,594

		4,749,402

Netherlands — 1.0%
Adyen NV, 144A*	3,216	1,771,728
Akzo Nobel NV	4,490	382,963
AMG Advanced Metallurgical Group NV	21,984	1,229,405
ASML Holding NV	37,196	7,360,532
Heineken Holding NV	3,241	309,957
Heineken NV	2,529	253,377
ING Groep NV	430,783	6,183,692
InterXion Holding NV*	15,890	991,854
Koninklijke Ahold Delhaize NV	29,270	698,898
Koninklijke DSM NV	15,439	1,544,505

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Netherlands (continued)
Koninklijke Philips NV	7,661	$324,581
Royal Dutch Shell PLC (Class A Stock), (XLON)	286,337	9,909,807
Royal Dutch Shell PLC (Class B Stock)	29,267	1,048,138
Wolters Kluwer NV	5,663	318,129

		32,327,566

New Zealand — 0.0%
Auckland International Airport Ltd.	12,583	57,735
Fletcher Building Ltd.	9,495	44,557
Ryman Healthcare Ltd.	4,728	38,297
Spark New Zealand Ltd.	24,086	60,787

		201,376

Norway — 0.1%
Petroleum Geo-Services ASA*	236,887	1,106,681
Telenor ASA	101,734	2,083,563

		3,190,244

Panama — 0.0%
Copa Holdings SA (Class A Stock)	9,400	889,427

Peru — 0.1%
Credicorp Ltd.	8,740	1,967,549

Poland — 0.0%
Jastrzebska Spolka Weglowa SA*	9,170	186,525
Polski Koncern Naftowy ORLEN SA	34,418	770,861

		957,386

Russia — 0.4%
Aeroflot PJSC	13,857	30,873
Alrosa PJSC	436,880	696,604
Evraz PLC	50,972	340,209
LUKOIL PJSC, ADR	20,870	1,431,527
Magnit PJSC, GDR	31,681	568,595
Magnitogorsk Iron & Steel Works PJSC	513,610	347,784
MMC Norilsk Nickel PJSC, ADR(a)	53,023	951,763
Novatek PJSC, GDR	3,450	509,247
Novolipetsk Steel PJSC, GDR	10,080	244,080
Ros Agro PLC, GDR	13,683	150,513
RusHydro PJSC	19,831,250	213,498
Sberbank of Russia PJSC, ADR(a)	361,467	5,188,859
Severstal PJSC, GDR	32,541	477,375
Tatneft PJSC, ADR(a)	15,354	970,930

		12,121,857

Singapore — 0.1%
Ascendas Real Estate Investment Trust, REIT	20,200	39,118
CapitaLand Ltd.	33,100	76,610
CapitaLand Mall Trust, REIT	14,200	21,585
ComfortDelGro Corp. Ltd.	12,700	21,856
DBS Group Holdings Ltd.	172,900	3,362,390
Genting Singapore Ltd.	28,800	25,788
IGG, Inc.	484,000	616,033
Jardine Cycle & Carriage Ltd.	600	14,018
Keppel Corp. Ltd.	16,400	85,792
Oversea-Chinese Banking Corp. Ltd.	31,000	264,050
Singapore Exchange Ltd.	2,800	14,714
Singapore Press Holdings Ltd.	5,500	10,481

COMMON STOCKS (continued)	Shares	Value
Singapore (continued)
Singapore Telecommunications Ltd.	63,700	$143,822
United Overseas Bank Ltd.	10,000	195,987
Wilmar International Ltd.	23,500	52,697

		4,944,941

South Africa — 0.6%
Anglo American PLC	54,730	1,215,056
Bid Corp. Ltd.	87,460	1,751,303
Bidvest Group Ltd. (The)	92,770	1,328,464
Capitec Bank Holdings Ltd.	14,110	888,955
FirstRand Ltd.	651,270	3,025,411
Mr. Price Group Ltd.	44,820	735,563
MTN Group Ltd.	12,492	98,177
Naspers Ltd. (Class N Stock)	13,270	3,345,949
Sanlam Ltd.	210,980	1,071,913
Sasol Ltd.	41,651	1,514,715
Shoprite Holdings Ltd.	87,360	1,400,269
Standard Bank Group Ltd.	109,540	1,529,417
Tiger Brands Ltd.	33,570	810,776

		18,715,968

South Korea — 0.9%
GS Engineering & Construction Corp.	6,030	249,241
Hana Financial Group, Inc.	33,702	1,294,182
Hyundai Marine & Fire Insurance Co. Ltd.	15,096	457,121
Industrial Bank of Korea	63,890	881,155
KT&G Corp.	16,203	1,556,864
LG Corp.	7,770	502,327
LG Electronics, Inc.	13,680	1,018,547
NAVER Corp.	1,869	1,278,966
Orion Corp.	1,760	234,986
PSK, Inc.	8,870	203,031
Samsung Electronics Co. Ltd.	137,064	5,741,554
Samsung Electronics Co. Ltd., GDR	10,408	10,876,360
SFA Engineering Corp.	6,008	176,578
Shinhan Financial Group Co. Ltd.	34,598	1,339,571
Silicon Works Co. Ltd.	563	18,222
SK Holdings Co. Ltd.*	1,380	320,429
SK Hynix, Inc.	18,615	1,428,873
SK Innovation Co. Ltd.	6,743	1,221,349
TES Co. Ltd.	6,340	133,270

		28,932,626

Spain — 0.4%
Amadeus IT Group SA	17,999	1,415,307
Banco Bilbao Vizcaya Argentaria SA	359,754	2,537,193
Banco Santander SA	177,240	947,255
Ence Energia y Celulosa SA	78,640	695,111
Iberdrola SA	106,178	818,820
Industria de Diseno Textil SA	107,785	3,670,528
Red Electrica Corp. SA	13,727	278,878
Repsol SA	196,680	3,839,018
Telefonica SA	15,253	129,459

		14,331,569

Sweden — 0.4%
Atlas Copco AB (Class A Stock)	83,739	2,425,128
Atlas Copco AB (Class B Stock)	3,496	91,077
Autoliv, Inc.(a)	291	41,677
Dometic Group AB, 144A	145,747	1,426,454

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Sweden (continued)
Epiroc AB (Class A Stock)*	88,693	$930,723
Epiroc AB (Class B Stock)*	3,496	32,006
Lundin Petroleum AB	37,448	1,188,602
Nordea Bank AB	37,147	356,336
Sandvik AB	34,642	611,812
Svenska Handelsbanken AB (Class A Stock)	41,718	462,046
Swedish Match AB	32,073	1,585,102
Swedish Orphan Biovitrum AB*	66,561	1,449,571
Volvo AB (Class B Stock)	134,814	2,142,615

		12,743,149

Switzerland — 1.7%
ABB Ltd.	143,293	3,125,784
Cie Financiere Richemont SA	36,048	3,047,298
Credit Suisse Group AG*	40,286	602,400
Ferguson PLC	44,106	3,568,516
Georg Fischer AG	1,352	1,726,483
Glencore PLC*	751,028	3,565,719
Julius Baer Group Ltd.*	7,790	456,272
LafargeHolcim Ltd.*	42,381	2,055,505
Logitech International SA	55,318	2,423,533
Lonza Group AG*	1,571	415,131
Nestle SA	26,949	2,088,570
Novartis AG	153,022	11,591,561
Partners Group Holding AG	3,220	2,353,967
Roche Holding AG	33,652	7,465,971
STMicroelectronics NV	62,863	1,395,768
Swatch Group AG (The)	4,816	2,279,805
Swiss Re AG	25,826	2,254,839
UBS Group AG*	263,380	4,037,711
VAT Group AG, 144A*	8,849	1,178,272
Zurich Insurance Group AG	1,976	584,363

		56,217,468

Taiwan — 0.9%
Career Technology Mfg. Co. Ltd.	118,000	242,460
Catcher Technology Co. Ltd.	80,000	893,224
Chilisin Electronics Corp.	64,000	373,996
Compeq Manufacturing Co. Ltd.	167,000	176,918
CTBC Financial Holding Co. Ltd.	1,872,000	1,345,065
Delta Electronics, Inc.	327,000	1,172,081
FLEXium Interconnect, Inc.	107,241	329,723
Fubon Financial Holding Co. Ltd.	779,000	1,303,358
General Interface Solution Holding Ltd.	102,000	660,144
Globalwafers Co. Ltd.	36,000	596,014
Largan Precision Co. Ltd.	8,000	1,175,259
Macronix International*	389,000	551,640
MediaTek, Inc.	58,000	569,333
Nanya Technology Corp.	126,000	342,023
Novatek Microelectronics Corp.	54,000	243,013
President Chain Store Corp.	255,000	2,889,513
Sino-American Silicon Products, Inc.*	212,000	851,333
Taiwan Cement Corp.	252,000	349,658
Taiwan Semiconductor Manufacturing Co. Ltd.	1,139,000	8,088,129
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	192,834	7,050,011
Winbond Electronics Corp.	418,000	266,266

COMMON STOCKS (continued)	Shares	Value
Taiwan (continued)
Yageo Corp.*	19,000	$698,311

		30,167,472

Thailand — 0.2%
Indorama Ventures PCL, NVDR	142,100	234,635
Kiatnakin Bank PCL, NVDR	200,900	410,798
Krung Thai Bank PCL, NVDR	1,068,500	538,236
Land & Houses PCL, NVDR	691,700	235,718
PTT Global Chemical PCL, NVDR	417,100	918,145
PTT PCL, NVDR	831,500	1,202,148
Siam Cement PCL (The)	83,200	1,034,132
Siam Commercial Bank PCL (The)	385,100	1,503,777
Tisco Financial Group PCL, NVDR	163,400	413,901

		6,491,490

Turkey — 0.2%
Akbank Turk A/S	210,494	344,031
Eregli Demir ve Celik Fabrikalari TAS	503,660	1,117,020
KOC Holding A/S	286,470	885,165
Petkim Petrokimya Holding A/S	349,240	367,857
Tekfen Holding A/S	128,736	485,757
Turk Hava Yollari AO*	103,010	303,802
Turkcell Iletisim Hizmetleri A/S	263,760	699,230
Turkiye Garanti Bankasi A/S	245,490	447,811
Turkiye Halk Bankasi A/S	313,420	505,699

		5,156,372

United Kingdom — 1.9%
3i Group PLC	31,862	377,218
AstraZeneca PLC	9,993	691,187
Aviva PLC	516,167	3,424,810
Belmond Ltd. (Class A Stock)*	7,910	88,197
BP PLC	121,505	924,472
British American Tobacco PLC	84,656	4,264,405
BT Group PLC	50,592	145,135
Bunzl PLC	10,930	330,098
Burberry Group PLC	134,512	3,822,901
Compass Group PLC	29,546	629,791
DCC PLC	3,010	272,944
Diageo PLC	143,808	5,166,427
Fiat Chrysler Automobiles NV	115,551	2,179,785
GlaxoSmithKline PLC	187,334	3,776,826
HSBC Holdings PLC, (QMTF)	131,487	1,228,660
Imperial Brands PLC	22,509	835,941
InterContinental Hotels Group PLC	8,015	498,254
International Consolidated Airlines Group SA	162,094	1,418,491
Johnson Matthey PLC	3,768	179,419
Liberty Global PLC (Class A Stock)*	607	16,717
Liberty Global PLC (Class C Stock)*	3,209	85,391
Lloyds Banking Group PLC	350,738	291,013
London Stock Exchange Group PLC	9,298	547,368
Meggitt PLC	244,862	1,588,956
National Grid PLC	13,906	153,676
Old Mutual Ltd.*	144,684	286,035
Persimmon PLC	40,616	1,352,905
Prudential PLC	221,906	5,058,636
Reckitt Benckiser Group PLC	1,790	147,075
RELX NV	135,919	2,889,485

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United Kingdom (continued)
RELX PLC	10,285	$219,636
Standard Chartered PLC	351,164	3,189,765
Taylor Wimpey PLC	199,255	469,050
TechnipFMC PLC	31,736	1,009,364
Tesco PLC.	173,686	587,683
Unilever NV, CVA	25,004	1,393,149
Unilever PLC	111,520	6,160,409
Vodafone Group PLC	1,435,800	3,477,923
WPP PLC	180,928	2,842,662

		62,021,859

United States — 32.6%
3M Co.	689	135,540
Abbott Laboratories	12,627	770,121
AbbVie, Inc.	8,752	810,873
Acadia Healthcare Co., Inc.*(a)	42,711	1,747,307
Accenture PLC (Class A Stock)	37,113	6,071,315
Acushnet Holdings Corp.(a)	32,925	805,346
Adobe Systems, Inc.*	19,457	4,743,811
Advanced Disposal Services, Inc.*	19,237	476,693
AdvanSix, Inc.*	17,916	656,263
Aetna, Inc.	22,087	4,052,965
Alcoa Corp.*	21	984
Alexion Pharmaceuticals, Inc.*	1,077	133,710
Alleghany Corp.	1,465	842,330
Allegion PLC	6,166	477,002
Allergan PLC	17,038	2,840,574
Alliance Data Systems Corp.	8,141	1,898,481
Allison Transmission Holdings, Inc.	10,751	435,308
Ally Financial, Inc.	38,200	1,003,513
Alnylam Pharmaceuticals, Inc.*	280	27,577
Alphabet, Inc. (Class A Stock)*	5,527	6,241,033
Alphabet, Inc. (Class C Stock)*	25,541	28,494,816
Altra Industrial Motion Corp.(a)	12,220	526,681
Altria Group, Inc.	8,928	507,021
Amazon.com, Inc.*	18,220	30,970,356
American Campus Communities, Inc., REIT	37,708	1,616,919
American Electric Power Co., Inc.	45,156	3,127,053
American Express Co.	23,122	2,265,955
American Financial Group, Inc.	353	37,887
American Homes 4 Rent (Class A Stock), REIT	64,985	1,441,367
American International Group, Inc.	146,726	7,779,412
American Tower Corp., REIT	9,405	1,355,919
AmerisourceBergen Corp.	14,840	1,265,407
Amgen, Inc.	2,890	533,465
Amphenol Corp. (Class A Stock)	22,086	1,924,795
Analog Devices, Inc.	65,442	6,277,197
Andeavor	5,268	691,056
Antero Resources Corp.*	1,201	25,641
Apergy Corp.*	9,715	405,601
Apple, Inc.	160,457	29,702,196
Applied Industrial Technologies, Inc.	9,185	644,328
Applied Materials, Inc.	39,719	1,834,621
AptarGroup, Inc.(a)	17,069	1,593,903
Aptiv PLC	4,625	423,789
Aramark	1,415	52,497
Arch Capital Group Ltd.*	1,209	31,990
Arista Networks, Inc.*	7,276	1,873,498

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Arrow Electronics, Inc.*	19,680	$1,481,509
Aspen Technology, Inc.*	8,752	811,660
Associated Banc-Corp.	26,515	723,860
AT&T, Inc.	53,368	1,713,647
Athene Holding Ltd. (Class A Stock)*	727	31,872
Atmos Energy Corp.	404	36,417
AutoZone, Inc.*	11,371	7,629,145
AvalonBay Communities, Inc., REIT	33,669	5,787,365
Avaya Holdings Corp.*	10,539	211,623
Axis Capital Holdings Ltd.	746	41,493
Ball Corp.	94,985	3,376,717
Bank of America Corp.	685,284	19,318,156
Bank of New York Mellon Corp. (The)	32,220	1,737,625
BankUnited, Inc.	19,130	781,461
BB&T Corp.	16,842	849,510
Becton, Dickinson & Co.	4,401	1,054,304
Berkshire Hathaway, Inc. (Class B Stock)*	7,820	1,459,603
Best Buy Co., Inc.	21,412	1,596,907
Biogen, Inc.*	9,825	2,851,608
BioMarin Pharmaceutical, Inc.*	1,276	120,199
BJ’s Wholesale Club Holdings, Inc.*	6,200	146,630
Blackbaud, Inc.	7,567	775,239
BlackRock, Inc.	5,325	2,657,388
Boeing Co. (The)	31,031	10,411,211
Booking Holdings, Inc.*	1,704	3,454,162
Boston Properties, Inc., REIT	19,150	2,401,793
Boston Scientific Corp.*	97,583	3,190,964
Brady Corp. (Class A Stock)	25,050	965,678
Brandywine Realty Trust, REIT	59,880	1,010,774
Brighthouse Financial, Inc.*(a)	19,971	800,238
BrightView Holdings, Inc.*	11,000	241,450
Brinker International, Inc.(a)	26,000	1,237,600
Bristol-Myers Squibb Co.	14,988	829,436
Brixmor Property Group, Inc., REIT	216,562	3,774,676
Broadcom, Inc.	36,397	8,831,368
Broadridge Financial Solutions, Inc.	992	114,179
Brunswick Corp.	16,699	1,076,752
CA, Inc.	2,633	93,866
Cabot Microelectronics Corp.	10,696	1,150,462
Cadence BanCorp(a)	14,220	410,531
Camden Property Trust, REIT	18,675	1,701,853
Capital One Financial Corp.	62,141	5,710,758
Carlisle Cos., Inc.	12,310	1,333,296
Carter’s, Inc.	7,006	759,380
Catalent, Inc.*	27,595	1,155,955
Caterpillar, Inc.	39,962	5,421,644
Cavium, Inc.*	27,400	2,370,100
CBRE Group, Inc. (Class A Stock)*	86,602	4,134,379
CBS Corp. (Class B Stock)	23,405	1,315,829
CDK Global, Inc.	1,095	71,230
CDW Corp.	1,208	97,594
Celanese Corp. (Class A Stock)	6,224	691,237
Celgene Corp.*	5,073	402,898
Centene Corp.*	18,057	2,224,803
Charles Schwab Corp. (The)	123,878	6,330,166
Charter Communications, Inc. (Class A Stock)*(a)	21,871	6,412,796
Cheniere Energy, Inc.*	901	58,736
Chevron Corp.	15,180	1,919,207

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Chico’s FAS, Inc.	8,000	$65,120
Chubb Ltd.	16,296	2,069,918
Cigna Corp.	6,514	1,107,054
Cinemark Holdings, Inc.(a)	26,504	929,760
Cisco Systems, Inc.	74,496	3,205,563
Cision Ltd.*	43,872	655,886
Citigroup, Inc.	163,184	10,920,273
Citizens Financial Group, Inc.	60,126	2,338,901
Clear Channel Outdoor Holdings, Inc. (Class A Stock)	9,618	41,357
Clorox Co. (The)	5,700	770,925
CME Group, Inc.	5,326	873,038
CMS Energy Corp.	137	6,477
Coca-Cola Co. (The)	165,842	7,273,830
Cognex Corp.	589	26,275
Cognizant Technology Solutions Corp. (Class A Stock)	16,600	1,311,234
Colgate-Palmolive Co.	10,565	684,718
Columbia Sportswear Co.	13,200	1,207,404
Comcast Corp. (Class A Stock)	61,385	2,014,042
Comerica, Inc.	19,692	1,790,397
Commerce Bancshares, Inc.	8,793	568,995
CommScope Holding Co., Inc.*	43,283	1,264,080
Concho Resources, Inc.*(a)	26,106	3,611,765
ConocoPhillips	35,300	2,457,586
Constellation Brands, Inc. (Class A Stock)	3,076	673,244
Cooper Cos., Inc. (The)	370	87,117
Copart, Inc.*	42,221	2,388,020
Core Laboratories NV(a)	8,823	1,113,551
CoreLogic, Inc.*	10,991	570,433
CorePoint Lodging, Inc., REIT*	27,900	722,610
CoreSite Realty Corp., REIT	7,560	837,799
Corning, Inc.	76,865	2,114,557
Corporate Office Properties Trust, REIT(a)	15,910	461,231
CoStar Group, Inc.*	129	53,229
Cotiviti Holdings, Inc.*	16,734	738,471
Coty, Inc. (Class A Stock)(a)	79,875	1,126,237
Crown Holdings, Inc.*	60,606	2,712,724
CubeSmart, REIT	14,200	457,524
Cummins, Inc.	5,246	697,718
CVS Health Corp.	102,271	6,581,139
D.R. Horton, Inc.	92,945	3,810,745
Danaher Corp.	4,979	491,328
Deere & Co.	19,484	2,723,864
Dell Technologies, Inc. (Class V Stock)*	1,230	104,033
Delphi Technologies PLC	1,302	59,189
Delta Air Lines, Inc.	100,482	4,977,878
DexCom, Inc.*	9,577	909,623
Diamondback Energy, Inc.	28,232	3,714,484
Dick’s Sporting Goods, Inc.	15,200	535,800
Digital Realty Trust, Inc., REIT(a)	36,254	4,045,222
Discovery, Inc. (Class A Stock)*(a)	41,467	1,140,343
DISH Network Corp. (Class A Stock)*	133,575	4,489,456
Dollar General Corp.	7,822	771,249
Dollar Tree, Inc.*	24,307	2,066,095
Douglas Dynamics, Inc.	10,300	494,400
Douglas Emmett, Inc., REIT	49,658	1,995,258
Dover Corp.	19,130	1,400,316
DowDuPont, Inc.	30,313	1,998,233

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Dr. Pepper Snapple Group, Inc.	21,803	$2,659,966
Duke Energy Corp.	13,900	1,099,212
Duke Realty Corp., REIT	3,175	92,170
E*TRADE Financial Corp.*	2,028	124,032
Eagle Materials, Inc.	16,524	1,734,524
East West Bancorp, Inc.	41,699	2,718,775
Easterly Government Properties, Inc. (REIT), REIT	800	15,808
EastGroup Properties, Inc., REIT	19,924	1,903,937
Eastman Chemical Co.	9,041	903,738
Eaton Corp. PLC	69,726	5,211,321
Eaton Vance Corp.	9,964	520,021
Edison International	17,700	1,119,879
Electronic Arts, Inc.*	25,040	3,531,141
Eli Lilly & Co.	12,205	1,041,453
Emerald Expositions Events, Inc.	2,854	58,792
Empire State Realty Trust, Inc. (Class A Stock), REIT	54,450	931,095
Encompass Health Corp.	20,113	1,362,052
Energizer Holdings, Inc.	24,081	1,516,140
Entercom Communications Corp. (Class A Stock)(a)	122,260	923,063
EOG Resources, Inc.	76,484	9,516,904
EQT Corp.	34,756	1,917,836
Equinix, Inc., REIT	10,820	4,651,410
Equity Commonwealth, REIT*	5,010	157,815
Equity LifeStyle Properties, Inc., REIT	20,880	1,918,872
Equity Residential, REIT	67,638	4,307,864
Essex Property Trust, Inc., REIT	3,958	946,239
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,815	258,982
Eversource Energy	18,920	1,108,901
Evolent Health, Inc. (Class A Stock)*(a)	60,619	1,276,030
Evoqua Water Technologies Corp.*(a)	19,978	409,549
EW Scripps Co. (The) (Class A Stock)(a)	37,830	506,544
Exact Sciences Corp.*	19,896	1,189,582
Exelixis, Inc.*	38,872	836,525
Exelon Corp.	16,276	693,358
Expedia Group, Inc.(a)	9,680	1,163,439
Exxon Mobil Corp.	72,201	5,973,189
Facebook, Inc. (Class A Stock)*	76,923	14,947,678
FactSet Research Systems, Inc.	2,900	574,490
Fastenal Co.(a)	62,595	3,012,697
Federal Realty Investment Trust, REIT	22,104	2,797,261
Fidelity National Information Services, Inc.	5,719	606,386
Fifth Third Bancorp	48,600	1,394,820
First Financial Bancorp	16,880	517,372
First Hawaiian, Inc.	23,720	688,354
First Horizon National Corp.	44,049	785,834
First Interstate BancSystem, Inc. (Class A Stock)	6,880	290,336
First Republic Bank	33,232	3,216,525
FleetCor Technologies, Inc.*	397	83,628
Flex Ltd.*	2,110	29,772
FNF Group	938	35,288
Ford Motor Co.	71,633	792,977
Fortune Brands Home & Security, Inc.	25,652	1,377,256
Freeport-McMoRan, Inc.	11,282	194,727
Gap, Inc. (The)	1,733	56,132

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Gartner, Inc.*(a)	16,735	$2,224,082
Gates Industrial Corp. PLC*	20,010	325,563
GCP Applied Technologies, Inc.*	24,443	707,625
Generac Holdings, Inc.*	11,440	591,791
General Dynamics Corp.	27,049	5,042,204
Genuine Parts Co.	11,484	1,054,116
Gilead Sciences, Inc.	14,107	999,340
Glacier Bancorp, Inc.(a)	1,673	64,712
Global Payments, Inc.	29,978	3,342,247
GoDaddy, Inc. (Class A Stock)*	43,502	3,071,241
Goldman Sachs Group, Inc. (The)	1,297	286,079
Goodman Networks, Inc.*^	1,490	—
Graphic Packaging Holding Co.	78,200	1,134,682
Great Western Bancorp, Inc.	13,080	549,229
GrubHub, Inc.*(a)	8,329	873,795
Guidewire Software, Inc.*(a)	23,035	2,045,047
Halcon Resources Corp.*(a)	8,792	38,597
Harris Corp.	1,005	145,263
Hartford Financial Services Group, Inc. (The)	114,458	5,852,238
HCA Healthcare, Inc.	10,400	1,067,040
HCP, Inc., REIT	91,833	2,371,128
HD Supply Holdings, Inc.*	953	40,874
Healthcare Trust of America, Inc. (Class A Stock), REIT	16,906	455,786
HealthEquity, Inc.*(a)	7,970	598,547
Herman Miller, Inc.	15,819	536,264
Hewlett Packard Enterprise Co.	76,927	1,123,903
HFF, Inc. (Class A Stock)	14,966	514,082
Highwoods Properties, Inc., REIT	31,414	1,593,632
Hilton Worldwide Holdings, Inc.	70,753	5,600,807
HollyFrontier Corp.	1,436	98,265
Hologic, Inc.*	1,483	58,949
Home Depot, Inc. (The)	26,731	5,215,219
Honeywell International, Inc.	28,581	4,117,093
Host Hotels & Resorts, Inc., REIT	171,688	3,617,466
HP, Inc.	34,088	773,457
Huntington Bancshares, Inc.	161,977	2,390,780
IAC/InterActiveCorp*	296	45,137
IBERIABANK Corp.	9,630	729,954
ICU Medical, Inc.*	3,492	1,025,426
IDEX Corp.	277	37,805
Illinois Tool Works, Inc.	7,940	1,100,008
Illumina, Inc.*	10,607	2,962,429
Incyte Corp.*	9,868	661,156
Ingersoll-Rand PLC	11,868	1,064,916
Ingredion, Inc.	501	55,461
Instructure, Inc.*	12,676	539,364
Intel Corp.	17,808	885,236
Intercept Pharmaceuticals, Inc.*	10,815	907,487
Intercontinental Exchange, Inc.	4,600	338,330
International Business Machines Corp.	4,302	600,989
Intuit, Inc.	4,329	884,436
Intuitive Surgical, Inc.*	5,528	2,645,037
Invesco Ltd.	34,300	911,007
Invitation Homes, Inc., REIT	87,396	2,015,352
Iron Mountain, Inc., REIT	55,745	1,951,632
J.M. Smucker Co. (The)	872	93,723
Jazz Pharmaceuticals PLC*	13,616	2,346,037

COMMON STOCKS (continued)	Shares	Value
United States (continued)
JBG SMITH Properties, REIT	23,579	$859,908
JELD-WEN Holding, Inc.*	15,811	452,036
Johnson & Johnson	112,388	13,637,160
Jones Lang LaSalle, Inc.	299	49,631
KapStone Paper and Packaging Corp.	29,200	1,007,400
KAR Auction Services, Inc.	16,703	915,324
KeyCorp	24,322	475,252
Kimco Realty Corp., REIT	81,900	1,391,481
Kinder Morgan, Inc.	133,000	2,350,110
Kinsale Capital Group, Inc.	7,184	394,114
Knight-Swift Transportation Holdings, Inc.(a)	15,747	601,693
Kohl’s Corp.	30,460	2,220,534
Kroger Co. (The)	46,500	1,322,925
L3 Technologies, Inc.	7,117	1,368,741
Landstar System, Inc.	5,924	646,901
Las Vegas Sands Corp.	2,681	204,721
Lazard Ltd. (Class A Stock)	10,360	506,708
LCI Industries	7,878	710,202
Lear Corp.	376	69,865
Leidos Holdings, Inc.	592	34,928
Lennar Corp. (Class A Stock)	95,918	5,035,669
Lennox International, Inc.(a)	15,477	3,097,721
Liberty Broadband Corp. (Class C Stock)*	906	68,602
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	549	20,384
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	928	41,806
Liberty Property Trust, REIT	21,613	958,104
Lincoln Electric Holdings, Inc.	6,969	611,599
Lincoln National Corp.	36,584	2,277,354
Live Nation Entertainment, Inc.*	428	20,788
LKQ Corp.*	57,971	1,849,275
Loews Corp.	73,620	3,554,374
Lowe’s Cos., Inc.	7,799	745,350
Lululemon Athletica, Inc.*	13,207	1,648,894
M&T Bank Corp.	19,939	3,392,621
Magellan Health, Inc.*	3,968	380,730
Malibu Boats, Inc. (Class A Stock)*	4,091	171,577
Manhattan Associates, Inc.*(a)	13,285	624,528
ManpowerGroup, Inc.	585	50,345
Marathon Petroleum Corp.	61,626	4,323,680
Markel Corp.*	52	56,386
Marsh & McLennan Cos., Inc.	9,700	795,109
Martin Marietta Materials, Inc.	10,380	2,318,165
Marvell Technology Group Ltd.	3,355	71,931
Masco Corp.	15,279	571,740
Mastercard, Inc. (Class A Stock)	37,205	7,311,527
Maxim Integrated Products, Inc.	2,153	126,295
McDonald’s Corp.	2,670	418,362
Medidata Solutions, Inc.*(a)	9,575	771,362
Medtronic PLC	62,062	5,313,127
Merck & Co., Inc.	108,630	6,593,842
MetLife, Inc.	16,989	740,720
Microchip Technology, Inc.(a)	39,768	3,616,900
Micron Technology, Inc.*	9,167	480,717
Microsoft Corp.	275,933	27,209,753
MicroStrategy, Inc. (Class A Stock)*	3,256	415,954
Mid-America Apartment Communities, Inc., REIT	43,444	4,373,507

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Middleby Corp. (The)*(a)	7,578	$791,295
Moelis & Co. (Class A Stock)	8,013	469,962
Mohawk Industries, Inc.*	18	3,857
Molina Healthcare, Inc.*(a)	5,390	527,897
Molson Coors Brewing Co. (Class B Stock)	36,708	2,497,612
Monarch Casino & Resort, Inc.*	6,768	298,130
Mondelez International, Inc. (Class A Stock)	131,541	5,393,181
Morgan Stanley	174,230	8,258,502
Morningstar, Inc.	4,470	573,278
Motorola Solutions, Inc.	511	59,465
MSA Safety, Inc.	1,440	138,730
MSCI, Inc.	435	71,962
Murphy USA, Inc.*(a)	18,300	1,359,507
Mylan NV*	4,209	152,113
Nasdaq, Inc.	21,655	1,976,452
National Retail Properties, Inc., REIT	25,916	1,139,267
Nektar Therapeutics*(a)	12,713	620,776
Netflix, Inc.*	17,239	6,747,862
Newmont Mining Corp.	1,496	56,414
Nexstar Media Group, Inc. (Class A Stock)(a)	23,056	1,692,310
NextEra Energy, Inc.	45,492	7,598,529
NII Holdings, Inc.*	7,349	28,661
NIKE, Inc. (Class B Stock)	52,469	4,180,730
Nordson Corp.	9,533	1,224,133
Nordstrom, Inc.(a)	34,200	1,770,876
Norfolk Southern Corp.	51,974	7,841,318
Northern Trust Corp.	14,540	1,496,021
Northrop Grumman Corp.	13,573	4,176,412
NorthWestern Corp.	15,052	861,727
Nucor Corp.	2,598	162,375
NVIDIA Corp.	44,322	10,499,882
NVR, Inc.*	11	32,674
Occidental Petroleum Corp.	92,508	7,741,070
Old Dominion Freight Line, Inc.	14,023	2,088,866
ONEOK, Inc.	10,080	703,886
Oracle Corp.	24,586	1,083,259
O’Reilly Automotive, Inc.*	13,213	3,614,681
Oshkosh Corp.	34,940	2,456,981
Outfront Media, Inc., REIT	94,157	1,831,354
Owens Corning	830	52,597
PACCAR, Inc.	9,267	574,183
Palo Alto Networks, Inc.*	14,503	2,979,931
Papa John’s International, Inc.(a)	12,190	618,277
Park Hotels & Resorts, Inc., REIT	62,058	1,900,837
Parker-Hannifin Corp.	8,569	1,335,479
Parsley Energy, Inc. (Class A Stock)*	65,161	1,973,075
Patterson-UTI Energy, Inc.	50,056	901,008
PayPal Holdings, Inc.*	62,613	5,213,784
PBF Energy, Inc. (Class A Stock)	19,400	813,442
Penn Virginia Corp.*	227	19,270
Penn Virginia Corp. NPV*	145	12,309
PepsiCo, Inc.	62,721	6,828,435
Performance Food Group Co.*	39,305	1,442,494
Pfizer, Inc.	406,234	14,738,169
PG&E Corp.	4,467	190,116
Philip Morris International, Inc.	18,226	1,471,567
Phillips 66	20,400	2,291,124
Pioneer Natural Resources Co.	31,928	6,042,055

COMMON STOCKS (continued)	Shares	Value
United States (continued)
PNC Financial Services Group, Inc. (The)	25,500	$3,445,050
Pool Corp.	11,237	1,702,406
Portland General Electric Co.	21,747	929,902
Post Holdings, Inc.*	22,500	1,935,450
PotlatchDeltic Corp., REIT	8,223	418,140
PQ Group Holdings, Inc.*	38,533	693,594
Premier, Inc. (Class A Stock)*(a)	14,620	531,876
Prestige Brands Holdings, Inc.*(a)	15,163	581,956
Principal Financial Group, Inc.	33,655	1,782,032
ProAssurance Corp.	12,960	459,432
Procter & Gamble Co. (The)	32,371	2,526,880
Progressive Corp. (The)	41,131	2,432,899
Prologis, Inc., REIT	51,265	3,367,598
Proto Labs, Inc.*	3,336	396,817
Public Service Enterprise Group, Inc.	53,351	2,888,423
Public Storage, REIT	19,737	4,477,536
PVH Corp.	3,799	568,786
Q2 Holdings, Inc.*	16,156	921,700
Quaker Chemical Corp.	4,602	712,712
QUALCOMM, Inc.	21,000	1,178,520
Qurate Retail, Inc.*	1,511	32,063
Raymond James Financial, Inc.	664	59,328
Rayonier, Inc., REIT	39,560	1,530,576
RBC Bearings, Inc.*	7,744	997,505
Realogy Holdings Corp.(a)	19,527	445,216
Red Hat, Inc.*	11,757	1,579,788
Reinsurance Group of America, Inc.	494	65,939
Revance Therapeutics, Inc.*	30,014	823,884
Rexford Industrial Realty, Inc., REIT	20,960	657,934
RLI Corp.(a)	5,302	350,939
RLJ Lodging Trust, REIT	68,244	1,504,780
Robert Half International, Inc.	1,017	66,207
Ross Stores, Inc.	56,374	4,777,697
S&P Global, Inc.	19,809	4,038,857
Sabre Corp.	1,258	30,997
Sage Therapeutics, Inc.*	5,505	861,698
SailPoint Technologies Holding, Inc.*	39,362	965,943
salesforce.com, Inc.*	76,731	10,466,108
Saul Centers, Inc., REIT	450	24,111
SBA Communications Corp., REIT*	8,262	1,364,221
SEI Investments Co.	533	33,323
ServiceMaster Global Holdings, Inc.*	9,938	591,013
ServiceNow, Inc.*	17,572	3,030,643
Shire PLC	6,084	342,765
Sirius XM Holdings, Inc.(a)	14,566	98,612
Snap-on, Inc.(a)	4,316	693,668
Southwest Airlines Co.	26,000	1,322,880
Spark Therapeutics, Inc.*(a)	16,529	1,367,940
Spectrum Brands Holdings, Inc.(a)	7,510	612,966
Spirit AeroSystems Holdings, Inc. (Class A Stock)	436	37,457
Splunk, Inc.*	19,285	1,911,336
Spotify Technology SA*(a)	10,830	1,822,039
Square, Inc. (Class A Stock)*	21,607	1,331,855
SRC Energy, Inc.*	83,550	920,721
Stanley Black & Decker, Inc.	25,116	3,335,656
State Street Corp.	9,773	909,769
Steel Dynamics, Inc.	849	39,012
Sunstone Hotel Investors, Inc., REIT	57,680	958,642

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
SunTrust Banks, Inc.	91,036	$6,010,197
Synchrony Financial	87	2,904
T. Rowe Price Group, Inc.	27,100	3,146,039
Tableau Software, Inc. (Class A Stock)*	7,402	723,546
Take-Two Interactive Software, Inc.*	8,727	1,032,928
Taubman Centers, Inc., REIT	14,491	851,491
Taylor Morrison Home Corp. (Class A Stock)*	26,170	543,813
TD Ameritrade Holding Corp.	1,893	103,680
Teladoc, Inc.*(a)	22,265	1,292,483
Teleflex, Inc.	148	39,695
Terreno Realty Corp., REIT	10,973	413,353
Tesla, Inc.*(a)	3,892	1,334,762
Texas Instruments, Inc.	97,158	10,711,670
TherapeuticsMD, Inc.*(a)	171,241	1,068,544
Thermo Fisher Scientific, Inc.	12,801	2,651,600
Tiffany & Co.	10,000	1,316,000
Tivity Health, Inc.*	6,000	211,200
TJX Cos., Inc. (The)	829	78,904
T-Mobile US, Inc.*	27,328	1,632,848
Toll Brothers, Inc.	1,418	52,452
Toro Co. (The)	25,693	1,548,003
Travelers Cos., Inc. (The)	17,860	2,184,992
Trimble, Inc.*	911	29,917
Twenty-First Century Fox, Inc. (Class A Stock)	10,723	532,826
Twenty-First Century Fox, Inc. (Class B Stock)	3,364	165,744
Twitter, Inc.*	1,780	77,733
Tyler Technologies, Inc.*	3,626	805,335
Tyson Foods, Inc. (Class A Stock)	2,468	169,922
U.S. Bancorp	48,950	2,448,479
UGI Corp.	746	38,844
Union Pacific Corp.	29,233	4,141,732
United Rentals, Inc.*	623	91,967
United Technologies Corp.	27,548	3,444,326
UnitedHealth Group, Inc.	89,629	21,989,579
Universal Display Corp.(a)	7,713	663,318
Unum Group	24,187	894,678
US Ecology, Inc.	8,598	547,693
USG Corp.*	16,670	718,810
Vail Resorts, Inc.	178	48,806
Valvoline, Inc.	35,041	755,834
Veeva Systems, Inc. (Class A Stock)*	19,920	1,531,051
Ventas, Inc., REIT	43,877	2,498,795
VEREIT, Inc., REIT	268,804	1,999,902
Verizon Communications, Inc.	137,682	6,926,782
Vertex Pharmaceuticals, Inc.*	31,175	5,298,503
Visa, Inc. (Class A Stock)(a)	110,106	14,583,540
Vistra Energy Corp.*	12,962	306,681
VMware, Inc. (Class A Stock)*	308	45,267
Vornado Realty Trust, REIT	12,393	916,090
Voya Financial, Inc.	14,378	675,766
WABCO Holdings, Inc.*	13,437	1,572,398
Walgreens Boots Alliance, Inc.	43,408	2,605,131
Walmart, Inc.	3,409	291,981
Walt Disney Co. (The)	83,284	8,728,996
Washington Real Estate Investment Trust, REIT	8,376	254,044

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Waste Connections, Inc.	87,873	$6,615,080
Wayfair, Inc. (Class A Stock)*(a)	10,859	1,289,615
WEC Energy Group, Inc.(a)	10,058	650,250
WellCare Health Plans, Inc.*	3,371	830,075
Wells Fargo & Co.	155,795	8,637,275
Welltower, Inc., REIT	32,255	2,022,066
West Pharmaceutical Services, Inc.(a)	12,734	1,264,359
Western Alliance Bancorp*	12,195	690,359
WestRock Co.	75,845	4,324,681
Weyerhaeuser Co., REIT	90,024	3,282,275
Williams Cos., Inc. (The)	43,200	1,171,152
Willscot Corp.*(a)	29,710	439,708
Wintrust Financial Corp.	8,439	734,615
Workday, Inc. (Class A Stock)*(a)	10,204	1,235,908
Worldpay, Inc. (Class A Stock)*	35,205	2,879,065
Xcel Energy, Inc.	125,933	5,752,619
XPO Logistics, Inc.*	537	53,797
Yum! Brands, Inc.	8,877	694,359
Zimmer Biomet Holdings, Inc.	6,542	729,040
Zions Bancorporation(a)	27,109	1,428,373
Zoetis, Inc.	1,599	136,219

		1,085,623,381

Vietnam—0.0%
Hoa Phat Group JSC*	212,202	353,480

TOTAL COMMON STOCKS (cost $1,590,117,030)		1,792,497,932

PREFERRED STOCKS — 1.0%
Bermuda — 0.0%
XLIT Ltd., Series D,	235	238,525

Brazil — 0.1%
Metalurgica Gerdau SA, (PRFC)	545,440	866,906
Petroleo Brasileiro SA, (PRFC)	75,240	333,321

		1,200,227

China — 0.3%
Mandatory Exchangeable Trust, CVT, 144A, 5.750%	49,401	10,306,584

Germany — 0.0%
Henkel AG & Co. KGaA, (PRFC)	1,332	169,962
Volkswagen AG, (PRFC)	4,624	763,933

		933,895

Israel — 0.0%
Teva Pharmaceutical Industries Ltd., CVT, 7.000%	1,563	710,384

United States — 0.6%
Bank of America Corp., Series L, CVT, 7.250%	2,681	3,352,591
Becton, Dickinson & Co., Series A, CVT, 6.125%	52,442	3,243,538
Belden, Inc., CVT, 6.750%	6,877	575,399
Bunge Ltd., CVT, 4.875%	5,880	635,039
Crown Castle International Corp., Series A, CVT, 6.875%	1,363	1,438,040
Dominion Energy, Inc., CVT, 6.750%	28,823	1,331,911
DTE Energy Co., CVT, 6.500%	11,621	600,689
Goodman Networks, Inc., (PRFC)*^	1,772	5,901

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value
United States (continued)
Hess Corp., CVT, 8.000%	9,516	$717,126
Kinder Morgan, Inc., CVT, 9.750%(a)	21,117	732,126
NextEra Energy, Inc., CVT, 6.123%(a)	33,998	1,941,286
Stanley Black & Decker, Inc., CVT, 5.375%(a)	15,652	1,640,017
Wells Fargo & Co., Series L, CVT, 7.500%	2,786	3,508,855
Welltower, Inc., Series I, REIT, CVT, 6.500%.	12,506	743,482

		20,466,000

TOTAL PREFERRED STOCKS (cost $31,277,468)		33,855,615

	Units
RIGHTS* — 0.0%
Italy
Intesa Sanpaolo SpA, expiring 07/17/18	587,120	—

Spain
Repsol SA, expiring 07/06/18	20,790	11,802

United States
Media General, Inc., CVR^	58,900	2,886
Vistra Energy Corp., expiring 01/23/27^	14,776	8,718

		11,604

TOTAL RIGHTS (cost $11,714)		23,406

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 3.3%
Automobiles — 0.4%
Credit Acceptance Auto Loan Trust,
Series 2017-2A, Class B, 144A
3.020%	04/15/26	795	780,099
DT Auto Owner Trust,
Series 2016-4A, Class C, 144A
2.740%	10/17/22	750	749,643
Series 2016-4A, Class D, 144A
3.770%	10/17/22	2,240	2,248,276
First Investors Auto Owner Trust,
Series 2015-2A, Class B, 144A
2.750%	09/15/21	1,285	1,283,771
Flagship Credit Auto Trust,
Series 2016-4, Class A1, 144A
1.470%	03/16/20	10	10,302
Hertz Vehicle Financing II LP,
Series 2018-1A, Class A, 144A
3.290%	02/25/24	3,150	3,084,701
Hyundai Auto Receivables Trust,
Series 2016-A, Class D
3.230%	12/15/22	2,160	2,147,445
Westlake Automobile Receivables Trust,
Series 2017-1A, Class D, 144A
3.460%	10/17/22	2,405	2,404,960

			12,709,197

Consumer Loans — 0.0%
CLUB Credit Trust,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Consumer Loans (continued)
Series 2017-NP1, Class B, 144A
3.170%	04/17/23	458	$457,781
LendingClub Issuance Trust,
Series 2016-NP2, Class A, 144A
3.000%	01/17/23	75	74,687
Oportun Funding LLC,
Series 2017-A, Class B, 144A
3.970%(cc)	06/08/23	550	543,226

			1,075,694

Home Equity Loans — 1.3%
ABFC Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 1.035%
3.126%(c)	02/25/33	840	844,400
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-NC1, Class M1, 1 Month LIBOR + 1.170%
3.261%(c)	07/25/33	996	987,390
Series 2003-OP1, Class M1, 1 Month LIBOR + 1.050%
3.141%(c)	12/25/33	80	79,341
Series 2003-OP1, Class M2, 1 Month LIBOR + 2.250%
4.341%(c)	12/25/33	758	753,420
Series 2004-HE2, Class M2, 1 Month LIBOR + 1.800%
3.891%(c)	10/25/34	256	254,977
Series 2004-HE3, Class M3, 1 Month LIBOR + 1.080%
3.171%(c)	11/25/34	165	164,580
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2002-2, Class M3, 1 Month LIBOR + 2.655%
4.746%(c)	08/25/32	465	461,889
Series 2003-10, Class M1, 1 Month LIBOR + 1.050%
3.141%(c)	12/25/33	682	672,813
Series 2003-10, Class M2, 1 Month LIBOR + 2.550%
4.641%(c)	12/25/33	605	594,200
Series 2003-12, Class M2, 1 Month LIBOR + 2.550%
4.641%(c)	01/25/34	270	272,838
Series 2003-9, Class M2, 1 Month LIBOR + 2.850%
4.941%(c)	09/25/33	373	360,292
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W7, Class M2, 1 Month LIBOR + 2.625%
4.716%(c)	03/25/34	261	259,740
Series 2003-W9, Class M3B, 1 Month LIBOR + 3.120%
4.691%(c)	01/25/34	269	263,790
Series 2004-W1, Class AF
4.262%	03/25/34	625	633,200
Series 2004-W6, Class M4, 1 Month LIBOR + 2.850%
4.941%(c)	05/25/34	157	157,134
Series 2004-W7, Class M9, 1 Month LIBOR + 4.800%, 144A
4.106%(c)	05/25/34	445	393,303
Asset-Backed Funding Certificates Trust,
Series 2004-OPT2, Class M2, 1 Month LIBOR + 1.500%
3.591%(c)	07/25/33	289	275,659
Series 2004-OPT5, Class M2, 1 Month LIBOR + 2.175%
4.266%(c)	12/25/33	184	179,421
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE7, Class M1, 1 Month LIBOR + 0.975%
3.048%(c)	12/15/33	2,187	2,186,558
Series 2004-HE7, Class M4, 1 Month LIBOR + 2.025%
4.116%(c)	10/25/34	256	257,217
Series 2005-HE6, Class M3, 1 Month LIBOR + 0.795%

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
2.886%(c)	07/25/35	1,865	$1,864,653
Bayview Financial Acquisition Trust,
Series 2004-C, Class M3, 1 Month LIBOR + 1.950%
4.052%(c)	05/28/44	737	744,380
Series 2006-D, Class 1A5
5.668%	12/28/36	591	600,568
Bear Stearns Asset Backed Securities I Trust,
Series 2004-FR1, Class M4, 1 Month LIBOR + 2.175%
4.266%(c)	07/25/34	508	470,090
Bear Stearns Asset-Backed Securities Trust,
Series 2003-2, Class B, 1 Month LIBOR + 5.250%
7.341%(c)	03/25/43	34	33,497
Series 2004-1, Class M1, 1 Month LIBOR + 0.975%
3.066%(c)	06/25/34	546	545,541
Series 2004-2, Class M1, 1 Month LIBOR + 1.200%
3.291%(c)	08/25/34	503	490,773
Series 2004-FR3, Class M2, 1 Month LIBOR + 1.755%
3.846%(c)	09/25/34	770	772,118
Centex Home Equity Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.600%
2.691%(c)	01/25/34	1,074	1,066,608
Series 2004-B, Class M2, 1 Month LIBOR + 0.750%
2.841%(c)	03/25/34	690	685,061
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1, 1 Month LIBOR + 1.095%
3.186%(c)	05/25/34	414	398,682
Series 2004-OPT1, Class M2, 1 Month LIBOR + 1.500%
3.591%(c)	06/25/34	687	681,748
CHEC Loan Trust,
Series 2004-2, Class M3, 1 Month LIBOR + 1.250%
3.341%(c)	04/25/34	220	213,794
Citifinancial Mortgage Securities, Inc.,
Series 2004-1, Class AF4
5.070%	04/25/34	1,116	1,136,196
Countrywide Partnership Trust,
Series 2004-EC1, Class M2, 1 Month LIBOR + 0.945%
3.036%(c)	01/25/35	559	558,392
Home Equity Asset Trust,
Series 2002-1, Class M2, 1 Month LIBOR + 1.900%
3.991%(c)	11/25/32	1,031	976,966
Series 2004-3, Class M1, 1 Month LIBOR + 0.855%
2.946%(c)	08/25/34	419	415,393
Series 2004-6, Class M2, 1 Month LIBOR + 0.900%
2.991%(c)	12/25/34	181	178,359
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3, 1 Month LIBOR + 1.200%
3.291%(c)	11/25/34	1,046	1,041,762
Series 2004-C, Class M1, 1 Month LIBOR + 0.840%
2.931%(c)	03/25/35	1,138	1,139,548
Series 2004-C, Class M2, 1 Month LIBOR + 0.900%
2.991%(c)	03/25/35	315	312,850
Series 2005-B, Class M2, 1 Month LIBOR + 0.705%
2.796%(c)	08/25/35	1,112	1,111,747
MASTR Asset-Backed Securities Trust,
Series 2003-NC1, Class M5, 1 Month LIBOR + 6.000%
4.560%(c)	04/25/33	87	80,261
Series 2004-OPT2, Class M1, 1 Month LIBOR + 0.900%
2.991%(c)	09/25/34	133	129,323
Series 2005-NC1, Class M2, 1 Month LIBOR + 0.750%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
2.841%(c)	12/25/34	513	$516,322
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 0.975%
3.066%(c)	07/25/34	155	151,291
Series 2004-HE1, Class M2, 1 Month LIBOR + 2.250%
4.341%(c)	04/25/35	857	851,936
Series 2005-NC1, Class M2, 1 Month LIBOR + 1.080%
3.171%(c)	10/25/35	464	456,640
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE1, Class M1, 1 Month LIBOR + 0.855%
2.946%(c)	01/25/34	290	287,749
Series 2004-HE6, Class M2, 1 Month LIBOR + 0.900%
2.991%(c)	08/25/34	171	170,742
Series 2004-NC2, Class M2, 1 Month LIBOR + 1.800%
3.891%(c)	12/25/33	140	132,546
Series 2004-OP1, Class M3, 1 Month LIBOR + 1.020%
3.111%(c)	11/25/34	96	95,577
Series 2005-HE1, Class M3, 1 Month LIBOR + 0.780%
2.871%(c)	12/25/34	295	277,814
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM3, Class M1, 1 Month LIBOR + 1.425%
3.516%(c)	02/25/33	142	141,958
Series 2002-NC5, Class M1, 1 Month LIBOR + 1.410%
3.501%(c)	10/25/32	189	188,706
New Century Home Equity Loan Trust,
Series 2003-4, Class M1, 1 Month LIBOR + 1.125%
3.216%(c)	10/25/33	1,923	1,922,464
Series 2003-4, Class M2, 1 Month LIBOR + 2.730%
4.821%(c)	10/25/33	844	831,207
Series 2003-6, Class M1, 1 Month LIBOR + 1.080%
3.171%(c)	01/25/34	584	585,018
Series 2003-B, Class M2, 1 Month LIBOR + 2.475%
4.566%(c)	11/25/33	264	264,904
Series 2004-4, Class M1, 1 Month LIBOR + 0.765%
2.856%(c)	02/25/35	592	588,094
NovaStar Mortgage Funding Trust,
Series 2003-2, Class M2, 1 Month LIBOR + 2.775%
4.866%(c)	09/25/33	383	380,086
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-4, Class M1, 1 Month LIBOR + 1.020%
3.111%(c)	07/25/33	1,162	1,137,529
Option One Mortgage Loan Trust,
Series 2004-2, Class M2, 1 Month LIBOR + 1.575%
3.666%(c)	05/25/34	509	479,243
RASC Trust,
Series 2005-KS12, Class M1, 1 Month LIBOR + 0.440%
2.531%(c)	01/25/36	2,871	2,862,594
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A, 1 Month LIBOR + 0.880%
2.971%(c)	08/25/33	1,069	1,043,411
Series 2003-2, Class M2A, 1 Month LIBOR + 3.000%
4.588%(c)	08/25/33	276	255,425
Series 2003-3, Class M1, 1 Month LIBOR + 0.730%
2.821%(c)	12/25/33	854	834,571
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
8.664%	07/25/30	81	66,834
Series 2003-2, Class M2, 1 Month LIBOR + 2.625%
4.716%(c)	06/25/33	179	180,485

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class M2, 1 Month LIBOR + 0.975%
3.066%(c)	10/25/34	1,121	$1,093,483
Series 2004-2, Class M8A, 1 Month LIBOR + 4.500%, 144A
6.591%(c)	10/25/34	734	710,844

			42,207,945

Manufactured Housing — 0.0%
Mid-State Capital Trust,
Series 2010-1, Class M, 144A
5.250%	12/15/45	287	299,646

			299,646

Other — 0.2%
Progress Residential Trust,
Series 2015-SFR2, Class B, 144A
3.138%	06/12/32	670	662,113
Series 2017-SFR2, Class A, 144A
2.897%	12/17/34	4,000	3,879,017
Vantage Data Centers Issuer LLC,
Series 2018-1A, Class A2, 144A
4.072%	02/16/43	1,694	1,698,569
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A
2.150%	12/20/26	430	427,971

			6,667,670

Residential Mortgage-Backed Securities — 1.4%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-R7,
Series 2005-R7, Class M1, 1 Month LIBOR + 0.480%
2.571%(c)	09/25/35	439	440,019
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R1, Class M2, 1 Month LIBOR + 0.870%
2.961%(c)	02/25/34	1,002	971,787
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R8, Class M1, 1 Month LIBOR + 0.960%
3.051%(c)	09/25/34	790	790,476
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD2, Class 3A
4.534%(cc)	06/25/43	344	341,731
Chase Funding Trust,
Series 2003-6, Class 2M1, 1 Month LIBOR + 0.750%
2.841%(c)	11/25/34	829	796,500
Countrywide Asset-Backed Certificates,
Series 2005-12, Class M2, 1 Month LIBOR + 0.490%
2.581%(c)	02/25/36	1,250	1,240,711
Countrywide Asset-Backed Certificates Trust,
Series 2003-5, Class MF2
5.203%(cc)	11/25/33	546	543,682
Series 2003-BC6, Class M2, 1 Month LIBOR + 1.725%
3.816%(c)	10/25/33	166	164,664
Series 2004-5, Class M3, 1 Month LIBOR + 1.725%
3.816%(c)	07/25/34	360	364,273
Series 2004-6, Class 2A5, 1 Month LIBOR + 0.780%
2.871%(c)	11/25/34	752	752,089
Series 2004-6, Class M2, 1 Month LIBOR + 0.975%
3.066%(c)	10/25/34	514	509,426

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Series 2004-BC1, Class M1, 1 Month LIBOR + 0.750%
2.841%(c)	02/25/34	1,465	$1,454,547
Series 2004-BC1, Class M3, 1 Month LIBOR + 2.100%
4.191%(c)	10/25/33	25	24,727
Series 2004-ECC2, Class M5, 1 Month LIBOR + 1.875%
3.966%(c)	10/25/34	478	459,205
Series 2004-SD2, Class M1, 1 Month LIBOR + 0.620%, 144A
2.711%(c)	06/25/33	299	296,817
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB5, Class M2, 1 Month LIBOR + 2.475%
4.566%(c)	11/25/33	226	219,454
Series 2004-CB6, Class M3, 1 Month LIBOR + 2.100%
4.191%(c)	07/25/35	488	478,761
Equity One Mortgage Pass-Through Trust,
Series 2003-4, Class M1
5.869%	10/25/34	681	673,691
Series 2004-1, Class M2
5.615%	04/25/34	1,477	1,449,489
Series 2004-2, Class M1
5.692%	07/25/34	115	117,212
First Franklin Mortgage Loan Trust,
Series 2004-FFH3, Class M1, 1 Month LIBOR + 0.870%
2.961%(c)	10/25/34	1,475	1,475,518
Fremont Home Loan Trust,
Series 2003-B, Class M2, 1 Month LIBOR + 2.430%
4.521%(c)	12/25/33	51	49,227
Series 2004-2, Class M2, 1 Month LIBOR + 0.930%
3.021%(c)	07/25/34	246	247,344
Series 2005-A, Class M2, 1 Month LIBOR + 0.690%
2.781%(c)	01/25/35	657	656,242
GMAT Trust,
Series 2013-1A, Class A, 144A
6.967%	11/25/43	32	31,624
GSAMP Trust,
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.245%
3.329%(c)	06/20/33	346	349,873
Series 2003-SEA, Class A1, 1 Month LIBOR + 0.400%
2.491%(c)	02/25/33	354	348,149
Series 2004-NC2, Class M1, 1 Month LIBOR + 1.050%
3.141%(c)	10/25/34	353	343,168
Series 2005-HE3, Class M2, 1 Month LIBOR + 1.005%
3.096%(c)	06/25/35	889	888,837
Series 2007-SEA1, Class A, 1 Month LIBOR + 0.300%, 144A
2.391%(c)	12/25/36	385	372,208
Long Beach Mortgage Loan Trust,
Series 2001-2, Class M1, 1 Month LIBOR + 0.560%
2.651%(c)	07/25/31	886	891,640
Series 2003-4, Class M2, 1 Month LIBOR + 2.625%
4.716%(c)	08/25/33	79	81,196
Series 2004-5, Class A5, 1 Month LIBOR + 0.560%
2.651%(c)	09/25/34	467	469,630
MFA LLC,
Series 2018-NPL1, Class A1, 144A
3.875%	05/25/48	2,949	2,949,188
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC5, Class M1, 1 Month LIBOR + 0.900%
2.991%(c)	05/25/34	633	630,003

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-MHQ1, Class M2, 1 Month LIBOR + 1.125%
3.216%(c)	12/25/34	2,994	$2,997,315
Series 2004-WWF1, Class M4, 1 Month LIBOR + 1.650%
3.741%(c)	12/25/34	2,050	2,074,108
Series 2005-WCH1, Class M4, 1 Month LIBOR + 1.245%
3.336%(c)	01/25/36	500	502,348
Pretium Mortgage Credit Partners I LLC,
Series 2017-NPL2, Class A1, 144A
3.250%	03/28/57	2,116	2,107,861
Series 2017-NPL5, Class A1, 144A
3.327%(cc)	12/30/32	1,369	1,362,609
Series 2018-NPL2, Class A1, 144A
3.700%	03/27/33	703	701,213
RAMP Trust,
Series 2003-RS10, Class MII1, 1 Month LIBOR + 0.975%
3.066%(c)	11/25/33	340	331,055
Series 2005-RS6, Class M4, 1 Month LIBOR + 0.975%
3.066%(c)	06/25/35	1,500	1,501,713
Series 2006-EFC1, Class M1, 1 Month LIBOR + 0.390%
2.481%(c)	02/25/36	2,165	2,168,124
Series 2006-RZ2, Class A3, 1 Month LIBOR + 0.270%
2.361%(c)	05/25/36	764	754,020
Series 2006-RZ3, Class M1, 1 Month LIBOR + 0.350%
2.441%(c)	08/25/36	2,000	1,962,675
Saxon Asset Securities Trust,
Series 2004-2, Class AF3
4.284%(cc)	08/25/35	213	214,801
Series 2004-2, Class MV2, 1 Month LIBOR + 1.800%
3.891%(c)	08/25/35	883	886,191
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC4, Class M1, 1 Month LIBOR + 0.900%
2.991%(c)	11/25/34	617	592,827
Stanwich Mortgage Loan Co. LLC,
Series 2017-NPA1, Class A1, 144A
3.598%	03/16/22	81	80,910
Stanwich Mortgage Loan Trust,
Series 2018-NPB1, Class A1, 144A
4.016%	05/16/23	2,900	2,901,090
Structured Asset Investment Loan Trust,
Series 2003-BC11, Class M2, 1 Month LIBOR + 2.550%
4.641%(c)	10/25/33	202	206,915
Series 2003-BC3, Class M1, 1 Month LIBOR + 1.425%
3.516%(c)	04/25/33	132	131,497
Series 2003-BC6, Class M1, 1 Month LIBOR + 1.125%
3.216%(c)	07/25/33	709	708,315
Series 2004-6, Class M2, 1 Month LIBOR + 1.950%
4.041%(c)	07/25/34	12	12,208
Series 2004-8, Class M2, 1 Month LIBOR + 0.930%
3.021%(c)	09/25/34	632	630,525
Series 2005-HE1, Class M1, 1 Month LIBOR + 0.470%
2.561%(c)	07/25/35	937	936,829
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4, 1 Month LIBOR + 0.170%
2.261%(c)	01/25/37	1,137	1,112,256

			46,750,513

TOTAL ASSET-BACKED SECURITIES (cost $107,073,323)			109,710,665

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS — 0.1%
Avaya, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 4.250%
6.323%(c)	12/15/24	100	$99,562
California Resources Corp.,
Term Loan (08/16), 1 Month LIBOR + 10.375%
12.466%(c)	12/31/21	555	613,275
Term Loan (11/17), 1 Month LIBOR + 4.750%
6.838%(c)	12/31/22	587	596,640
Chesapeake Energy Corp.,
Class A Loan, 1 Month LIBOR + 7.500%
9.594%(c)	08/23/21	626	653,275
Cincinnati Bell, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.250%
5.344%(c)	10/02/24	37	36,982
Clear Channel Communications,
Tranche D Term Loan, 3 Month LIBOR + 6.750%
9.052%(c)	01/30/19	79	60,319
Tranche E Term Loan, 1 Month LIBOR + 7.500%
9.594%(c)	07/30/19	132	100,473
Concordia Healthcare Corp.,
Dollar Term Loan, 1 Month LIBOR + 4.250%
6.344%(c)	10/21/21	78	69,433
DH Publishing, L.P.,
Term B-6 Loan, 1 Month LIBOR + 2.250%
4.335%(c)	08/21/23	17	17,005
First Data Corp.,
2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.091%(c)	04/26/24	345	342,319
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 3 Month LIBOR + 7.000%
5.834%(c)	12/01/23	38	38,410
Infor (US), Inc.,
Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	02/01/22	111	110,823
J. C. Penney Corp., Inc.,
Term Loan
— %(p)	06/23/23	50	47,575
McDermott International, Inc.,
Term Loan
— %(p)	05/12/25	128	128,373
MEG Energy Corp.,
Initial Term Loan, 3 Month LIBOR + 7.000%
5.600%(c)	12/31/23	8	8,212
Moran Foods LLC,
Initial Term Loan, 1 Month LIBOR + 6.000%
8.094%(c)	12/05/23	266	207,289
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 3.000%
5.010%(c)	03/11/22	49	40,799
Securus Technologies Holdings, Inc.,
Term Loan
— %(c)(p)	11/01/24	219	219,604
Syniverse Holdings, Inc.,
Tranche C Term Loan, 1 Month LIBOR + 5.000%
7.046%	03/09/23	131	130,584
Tribune Media Co.,
Term B Loan, 1 Month LIBOR + 3.000%
5.094%(c)	12/27/20	39	38,821
Ultra Resources, Inc.,
Senior Secured Term Loan, 1 Month LIBOR + 9.000%

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
5.085%(c)	04/12/24	481	$442,520
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 4.000%
6.001%(c)	11/30/23	83	82,306
Viskase Companies, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.584%(c)	01/03/21	44	43,131
5.584%(c)	01/30/21	52	51,116
Vistra Operations Co. LLC,
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%
4.094%(c)	08/04/23	112	111,799

TOTAL BANK LOANS (cost $4,371,934)			4,290,645

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	700	688,689
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	198	193,703
Braemar Hotels & Resorts Trust 2018-Prime,
Series 2018-PRME, Class B, 1 Month LIBOR + 1.050%, 144A
3.123%(c)	06/15/35	3,000	2,996,736
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class D, 1 Month LIBOR + 1.321%, 144A
3.394%(c)	03/15/37	1,500	1,492,469
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.951%(cc)	07/10/38	284	283,681
CSMC LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,210,825
DBGS Mortgage Trust,
Series 2018-5BP, Class B, 1 Month LIBOR + 0.830%, 144A
2.730%(c)	06/15/33	3,000	2,982,180
FHLMC Multifamily Structured Pass-Through Certificates,
Series K033, Class X1, IO
0.420%(cc)	07/25/23	37,716	529,512
Series K708, Class X1, IO
1.592%(cc)	01/25/19	10,991	50,173
FREMF Mortgage Trust,
Series 2013-K713, Class B, 144A
3.262%(cc)	04/25/46	500	499,609
Series 2015-K45, Class C, 144A
3.714%(cc)	04/25/48	1,355	1,281,393
GS Mortgage Securities Trust,
Series 2007-GG10, Class AM
5.979%(cc)	08/10/45	658	668,982
Series 2011-GC5, Class D, 144A
5.564%(cc)	08/10/44	1,300	1,265,271
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,475	1,468,948
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LDPX, Class AM

Interest Rate	Maturity Date		Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
5.464%(cc)	01/15/49			295	$295,939
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ
5.452%(cc)	09/15/39			1,397	1,058,277
Morgan Stanley Capital I Trust,
Series 2007-T27, Class B, 144A
6.145%(cc)	06/11/42			500	531,993
Morgan Stanley Re-REMIC Trust,
Series 2012-IO, Class AXA, 144A
1.000%	03/27/51			40	39,014
Series 2012-XA, Class B, 144A
0.250%	07/27/49			305	300,558
TPG Real Estate Finance Issuer Ltd. (Cayman Islands),
Series 2018-FL1, Class B, 1 Month LIBOR + 1.300%, 144A
3.373%(c)	02/15/35			1,250	1,248,950
Series 2018-FL1, Class C, 1 Month LIBOR + 1.900%, 144A
3.973%(c)	02/15/35			1,400	1,398,646
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.729%(cc)	05/10/45			1,100	1,080,156
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30			505	497,890
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class C
6.175%(cc)	04/15/47			500	506,656
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.413%(cc)	03/15/45			765	718,602

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $23,730,883)					23,288,852

CONVERTIBLE BONDS — 3.5%
Belgium — 0.1%
Bekaert SA,
Sr. Unsec’d. Notes,
0.000%(ss)	06/09/21		EUR	500	551,845
Sagerpar SA,
Gtd. Notes,
0.375%	10/09/18	(a)	EUR	500	623,022

					1,174,867

China — 0.3%
Baosteel Hong Kong Investment Co. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	12/01/18			1,420	1,492,775
China Railway Construction Corp. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	01/29/21			750	758,438
CRRC Corp. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	02/05/21			750	742,499
Ctrip.com International Ltd.,
Sr. Unsec’d. Notes,
1.000%	07/01/20			1,217	1,280,164

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
China (continued)
1.250%	09/15/22		986	$1,011,902
Harvest International Co.,
Gtd. Notes,
0.000%(ss)	11/21/22	HKD	6,000	803,954
Semiconductor Manufacturing International Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	07/07/22		250	288,838
Shanghai Port Group BVI Holding Co. Ltd.,
Gtd. Notes,
0.000%(ss)	08/09/21		2,273	2,392,333
Weibo Corp.,
Sr. Unsec’d. Notes,
1.250%	11/15/22		2,348	2,359,820

				11,130,723

Cyprus — 0.1%
Volcan Holdings PLC,
Sr. Sec’d. Notes,
4.125%	04/11/20	GBP	2,200	3,709,155

France — 0.2%
Airbus SE,
Sr. Unsec’d. Notes, MTN,
0.000%(ss)	06/14/21	EUR	600	883,278
0.000%(ss)	07/01/22	EUR	800	1,112,009
Cie Generale des Etablissements Michelin SCA,
Sr. Unsec’d. Notes,
0.000%(ss)	01/10/22		800	775,999
Covivio,
Sr. Unsec’d. Notes, REIT,
0.875%	04/01/19	EUR	339	403,921
LVMH Moet Hennessy Louis Vuitton SE,
Sr. Unsec’d. Notes,
0.000%(ss)	02/16/21		150	516,156
Safran SA,
Sr. Unsec’d. Notes,
0.000%(ss)	12/31/20	EUR	624	787,780
TOTAL SA,
Sr. Unsec’d. Notes, MTN,
0.500%	12/02/22		1,200	1,312,439
Valeo SA,
Sr. Unsec’d. Notes, MTN,
0.000%(ss)	06/16/21		600	572,249
Wendel SA,
Sr. Unsec’d. Notes,
0.000%(ss)	07/31/19	EUR	934	564,330

				6,928,161

Germany — 0.3%
BASF SE,
Sr. Unsec’d. Notes, MTN,
0.925%	03/09/23		750	712,875
Bayer AG,
Sr. Unsec’d. Notes,
0.050%	06/15/20	EUR	1,300	1,719,296
Bayer Capital Corp. BV,
Gtd. Notes,
5.625%	11/22/19	EUR	100	124,955
Gtd. Notes,
5.625%	11/22/19	EUR	2,500	3,123,870

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
Germany (continued)
Deutsche Wohnen SE,
Sr. Unsec’d. Notes,
0.325%	07/26/24	EUR	1,200	$1,530,988
LEG Immobilien AG,
Sr. Unsec’d. Notes,
0.500%	07/01/21	EUR	200	409,898
MTU Aero Engines AG,
Sr. Unsec’d. Notes,
0.125%	05/17/23	EUR	500	828,191
RAG-Stiftung,
Sr. Unsec’d. Notes, MTN,
0.000%(ss)	02/18/21	EUR	1,000	1,251,486
Siemens Financieringsmaatschappij NV,
Gtd. Notes,
1.650%	08/16/19		1,250	1,440,163

				11,141,722

Hong Kong — 0.1%
ASM Pacific Technology Ltd.,
Sr. Unsec’d. Notes,
2.000%	03/28/19	HKD	8,000	1,138,218
China Overseas Finance Investment Cayman V Ltd.,
Gtd. Notes,
0.000%(ss)	01/05/23		1,400	1,466,499

				2,604,717

Hungary — 0.0%
Magyar Nemzeti Vagyonkezelo Zrt,
Gov’t. Gtd. Notes,
3.375%	04/02/19	EUR	600	718,899

Italy — 0.0%
Prysmian SpA,
Sr. Unsec’d. Notes,
0.000%(ss)	01/17/22	EUR	400	461,996

Japan — 0.4%
ANA Holdings, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	09/16/22	JPY	160,000	1,465,023
CyberAgent, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	02/17/23	JPY	60,000	660,545
Daio Paper Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	09/17/20	JPY	40,000	387,030
Ezaki Glico Co. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	01/30/24	JPY	60,000	548,706
Kansai Paint Co. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	06/17/22	JPY	80,000	740,821
Kyushu Electric Power Co., Inc.,
Sr. Sec’d. Notes,
0.000%(ss)	03/31/22	JPY	80,000	742,447
Mitsubishi Chemical Holdings Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	03/30/22	JPY	90,000	831,188
0.000%(ss)	03/29/24	JPY	80,000	750,576
SBI Holdings, Inc.,
Sr. Unsec’d. Notes,

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
Japan (continued)
0.000%(ss)	09/14/22	JPY	30,000	$457,255
Sony Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	09/30/22	JPY	149,000	1,729,350
Suzuki Motor Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	03/31/21	JPY	120,000	1,620,377
Toray Industries, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	08/30/19	JPY	60,000	577,158
0.000%(ss)	08/31/21	JPY	30,000	311,611
Yamada Denki Co. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	06/28/19	JPY	50,000	483,223
Yamaguchi Financial Group, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + (0.500)% (Cap N/A, Floor 0.000%)
1.839%(c)	03/26/20		600	609,599

				11,914,909

Mexico — 0.0%
America Movil BV,
Gtd. Notes,
5.500%	09/17/18	EUR	500	412,484

Netherlands — 0.0%
NXP Semiconductors NV,
Sr. Unsec’d. Notes,
1.000%	12/01/19		642	772,377

Russia — 0.0%
Abigrove Ltd.,
Gtd. Notes,
0.000%(ss)	02/16/22		800	791,599

Singapore — 0.1%
CapitaLand Ltd.,
Sr. Unsec’d. Notes,
1.850%	06/19/20	SGD	1,000	715,596
1.950%	10/17/23	SGD	2,000	1,455,046

				2,170,642

South Africa — 0.0%
Brait SE,
Sr. Unsec’d. Notes,
2.750%	09/18/20	GBP	500	601,080

Sweden — 0.0%
Industrivarden AB,
Sr. Unsec’d. Notes,
0.000%(ss)	05/15/19	SEK	4,000	458,649

Switzerland — 0.1%
STMicroelectronics NV,
Sr. Unsec’d. Notes,
0.000%(ss)	07/03/22		1,200	1,435,487

Taiwan — 0.0%
Zhen Ding Technology Holding Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	06/26/19		700	697,725

United Arab Emirates — 0.1%
Aabar Investments PJSC,

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
United Arab Emirates (continued)
Sr. Unsec’d. Notes, MTN,
0.500%	03/27/20		EUR	1,400	$1,523,175
DP World Ltd.,
Sr. Unsec’d. Notes,
1.750%	06/19/24			1,800	1,865,195

					3,388,370

United Kingdom — 0.1%
BP Capital Markets PLC,
Gtd. Notes,
1.000%	04/28/23		GBP	600	1,054,149
TechnipFMC PLC,
Sr. Unsec’d. Notes,
0.875%	01/25/21		EUR	600	844,225
Vodafone Group PLC,
Sub. Notes,
2.000%	02/25/19		GBP	400	525,920

					2,424,294

United States — 1.6%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes,
2.125%	09/01/26			585	1,162,038
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes,
0.125%	05/01/25			310	310,420
Altaba, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	12/01/18			799	1,089,805
Anthem, Inc.,
Sr. Unsec’d. Notes,
2.750%	10/15/42			148	483,597
Booking Holdings, Inc.,
Sr. Unsec’d. Notes,
0.350%	06/15/20			1,051	1,627,103
0.900%	09/15/21	(a)		490	585,405
CenterPoint Energy, Inc.,
Sub. Notes,
3.399%	09/15/29			804	338,225
Chesapeake Energy Corp.,
Gtd. Notes,
5.500%	09/15/26			866	880,103
Citrix Systems, Inc.,
Sr. Unsec’d. Notes,
0.500%	04/15/19			751	1,090,448
DISH Network Corp.,
Sr. Unsec’d. Notes,
2.375%	03/15/24	(a)		2,375	2,091,444
3.375%	08/15/26	(a)		1,200	1,162,315
Dycom Industries, Inc.,
Sr. Unsec’d. Notes,
0.750%	09/15/21			461	533,856
Ensco Jersey Finance Ltd.,
Gtd. Notes,
3.000%	01/31/24	(a)		1,119	1,039,146
Etsy, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	03/01/23			431	562,937
Extra Space Storage LP,

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Gtd. Notes,
3.125%	10/01/35		582	$675,719
Finisar Corp.,
Sr. Unsec’d. Notes,
0.500%	12/15/33		904	893,761
Glencore Fdg LLC,
Sr. Unsec’d. Notes,
0.000%(ss)	03/27/25		800	781,519
IAC FinanceCo, Inc.,
Ltd. Gtd. Notes,
0.875%	10/01/22		604	702,935
Illumina, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	06/15/19	(a)	1,125	1,324,647
0.500%	06/15/21	(a)	550	724,136
Intel Corp.,
Jr. Sub. Notes,
3.250%	08/01/39		1,450	3,470,537
Ionis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes,
1.000%	11/15/21		618	607,157
Jazz Investments I Ltd.,
Gtd. Notes,
1.875%	08/15/21		972	1,056,652
Liberty Expedia Holdings, Inc.,
Sr. Unsec’d. Notes,
1.000%	06/30/47	(a)	981	968,774
Liberty Interactive LLC,
Sr. Unsec’d. Notes,
3.750%	02/15/30		16	11,211
4.000%	11/15/29		23	16,160
Sr. Unsec’d. Notes,
1.750%	09/30/46		1,022	1,113,764
Liberty Media Corp.,
Sr. Unsec’d. Notes,
1.375%	10/15/23		487	605,813
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes,
2.500%	03/15/23	(a)	940	973,288
Microchip Technology, Inc.,
Sr. Sub. Notes,
1.625%	02/15/27		4,070	4,732,422
Micron Technology, Inc.,
Sr. Unsec’d. Notes,
3.000%	11/15/43		615	1,107,530
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes,
1.125%	01/15/20		504	1,220,395
Neurocrine Biosciences, Inc.,
Sr. Unsec’d. Notes,
2.250%	05/15/24		360	519,564
New Relic, Inc.,
Sr. Unsec’d. Notes,
0.500%	05/01/23		740	814,472
Novellus Systems, Inc.,
Gtd. Notes,
2.625%	05/15/41	(a)	109	565,483
NuVasive, Inc.,
Sr. Unsec’d. Notes,

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (continued)
United States (continued)
2.250%	03/15/21		668	$723,003
ON Semiconductor Corp.,
Gtd. Notes,
1.625%	10/15/23		1,020	1,290,852
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	07/01/19		537	998,400
Red Hat, Inc.,
Sr. Unsec’d. Notes,
0.250%	10/01/19		544	991,168
Servicenow, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	06/01/22		924	1,251,683
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes,
1.375%	03/01/22		843	1,029,999
SunPower Corp.,
Sr. Unsec’d. Notes,
0.875%	06/01/21		368	289,170
Synaptics, Inc.,
Sr. Unsec’d. Notes,
0.500%	06/15/22	(a)	477	469,291
Twilio, Inc.,
Sr. Unsec’d. Notes,
0.250%	06/01/23		780	808,093
Twitter, Inc.,
Sr. Unsec’d. Notes,
0.250%	06/15/24		310	320,237
Veeco Instruments, Inc.,
Sr. Unsec’d. Notes,
2.700%	01/15/23		800	703,766
Viavi Solutions, Inc.,
Sr. Unsec’d. Notes,
0.625%	08/15/33		619	621,912
1.000%	03/01/24		895	902,158
Vishay Intertechnology, Inc.,
Sr. Unsec’d. Notes,
2.250%	06/15/25		760	745,609
Weatherford International Ltd.,
Gtd. Notes,
5.875%	07/01/21	(a)	789	776,479
Western Digital Corp.,
Gtd. Notes,
1.500%	02/01/24	(a)	1,821	1,841,069
Workday, Inc.,
Sr. Unsec’d. Notes,
0.250%	10/01/22	(a)	1,847	1,938,944
Zendesk, Inc.,
Sr. Unsec’d. Notes,
0.250%	03/15/23		746	805,813

				52,350,427

TOTAL CONVERTIBLE BONDS (cost $108,124,538)				115,288,283

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 10.7%
Argentina — 0.0%
Pampa Energia SA,
Sr. Unsec’d. Notes
7.375%	07/21/23	147	$140,237
YPF SA,
Sr. Unsec’d. Notes
8.500%	03/23/21	98	99,617
8.750%	04/04/24	250	246,999

			486,853

Australia — 0.1%
APT Pipelines Ltd.,
Gtd. Notes, 144A
4.200%	03/23/25	250	248,083
BHP Billiton Finance USA Ltd.,
Gtd. Notes
5.000%	09/30/43	69	77,419
6.420%	03/01/26	75	87,201
Brambles USA, Inc.,
Gtd. Notes, 144A
5.350%	04/01/20	200	206,284
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
4.750%	05/15/22	118	113,870
5.125%	05/15/24	69	65,636
GAIF Bond Issuer Pty Ltd.,
Gtd. Notes, 144A
3.400%	09/30/26	250	233,919
Macquarie Bank Ltd.,
Sr. Unsec’d. Notes, MTN, 144A
2.600%	06/24/19	40	39,878
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	01/14/20	800	831,961
6.250%	01/14/21	300	318,150
National Australia Bank Ltd.,
Sr. Unsec’d. Notes
3.375%	01/14/26	250	242,070
Sr. Unsec’d. Notes, GMTN
2.625%	07/23/20	250	247,112
Nufarm Australia Ltd./Nufarm Americas, Inc.,
Gtd. Notes, 144A
5.750%	04/30/26	118	114,460
Scentre Group Trust 1/Scentre Group Trust 2,
Gtd. Notes, 144A
3.500%	02/12/25	180	173,580

			2,999,623

Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic,
Sr. Unsec’d. Notes
6.950%	03/18/30	400	427,383

Belgium — 0.1%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
3.650%	02/01/26	2,450	2,398,411
4.700%	02/01/36	200	202,709

			2,601,120

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Bermuda — 0.0%
XLIT Ltd.,
Gtd. Notes
6.375%	11/15/24	135	$151,628

Brazil — 0.1%
Cemig Geracao e Transmissao SA,
Gtd. Notes, 144A
9.250%	12/05/24	200	203,250
GTL Trade Finance, Inc./Gerdau Holdings, Inc.,
Gtd. Notes
5.893%	04/29/24	150	151,085
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	220	204,600
5.875%	07/15/24	541	516,660
6.750%	02/15/28	213	201,221
7.250%	06/01/21	221	223,210
7.250%	06/01/21	90	90,900
Vale Canada Ltd.,
Sr. Unsec’d. Notes
7.200%	09/15/32	120	130,200
Vale Overseas Ltd.,
Gtd. Notes
6.875%	11/21/36	180	202,086
Votorantim Cimentos SA,
Gtd. Notes
7.250%	04/05/41	200	199,251

			2,122,463

Canada — 0.5%
1011778 BC ULC/New Red Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	207	196,133
Air Canada 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.125%	11/15/26	61	61,400
Air Canada 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.600%	09/15/28	266	257,758
Air Canada 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates, 144A
3.300%	07/15/31	600	576,829
Athabasca Oil Corp.,
Sec’d. Notes, 144A
9.875%	02/24/22	232	238,960
ATS Automation Tooling Systems, Inc.,
Gtd. Notes, 144A
6.500%	06/15/23	104	106,079
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
2.350%	09/11/22	340	325,426
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
2.050%	06/05/19	200	198,681
2.450%	09/19/22	300	287,845
2.500%	01/08/21	500	491,678
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	47	48,622

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Canada (continued)
Baytex Energy Corp.,
Gtd. Notes, 144A
5.125%	06/01/21	11	$10,643
5.625%	06/01/24	23	21,563
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	01/15/23	211	211,528
7.500%	12/01/24	289	304,173
7.500%	03/15/25	464	483,140
8.750%	12/01/21	335	368,500
Calfrac Holdings LP,
Sr. Unsec’d. Notes, 144A
8.500%	06/15/26	55	54,725
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
2.700%	02/02/21	300	295,406
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.450%	06/30/33	150	175,684
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes
2.900%	02/01/25	275	261,810
6.125%	09/15/2115	40	48,056
7.125%	10/15/31	285	361,303
Cascades, Inc.,
Gtd. Notes, 144A
5.750%	07/15/23	49	48,265
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.800%	09/15/23	125	121,868
Concordia International Corp.,
Sr. Sec’d. Notes, 144A
9.000%	04/01/22	134	119,930
Sr. Unsec’d. Notes, 144A
7.000%	04/15/23	169	10,140
Encana Corp.,
Sr. Unsec’d. Notes
7.200%	11/01/31	100	120,647
7.375%	11/01/31	100	122,329
8.125%	09/15/30	50	63,863
Fortis, Inc.,
Sr. Unsec’d. Notes
3.055%	10/04/26	150	136,666
Garda World Security Corp.,
Sr. Unsec’d. Notes, 144A
8.750%	05/15/25	900	920,250
Gateway Casinos & Entertainment Ltd.,
Sec’d. Notes, 144A
8.250%	03/01/24	182	192,010
Hudbay Minerals, Inc.,
Gtd. Notes, 144A
7.250%	01/15/23	95	97,850
Hydro-Quebec,
Gov’t. Gtd. Notes
8.400%	01/15/22	150	173,807
9.400%	02/01/21	50	57,684
Jupiter Resources, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	10/01/22	59	24,190

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Canada (continued)
Kronos Acquisition Holdings, Inc.,
Gtd. Notes, 144A
9.000%	08/15/23		117	$105,300
Manulife Financial Corp.,
Sub. Notes
4.061%	02/24/32		225	213,384
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25		9	8,825
6.875%	12/15/23		75	76,020
MEG Energy Corp.,
Gtd. Notes, 144A
6.375%	01/30/23		347	322,710
7.000%	03/31/24		423	394,448
Sec’d. Notes, 144A
6.500%	01/15/25	(a)	512	510,720
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		165	156,750
5.000%	05/01/25		288	272,880
5.250%	06/01/27		355	330,816
Nutrien Ltd.,
Sr. Unsec’d. Notes
4.125%	03/15/35		350	324,120
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22		200	197,359
Open Text Corp.,
Gtd. Notes, 144A
5.625%	01/15/23		90	92,475
5.875%	06/01/26		105	107,100
Precision Drilling Corp.,
Gtd. Notes
5.250%	11/15/24		22	20,790
6.500%	12/15/21		17	17,133
7.750%	12/15/23		380	399,950
Gtd. Notes, 144A
7.125%	01/15/26		72	73,944
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23		732	746,640
Rogers Communications, Inc.,
Gtd. Notes
8.750%	05/01/32		240	325,776
Royal Bank of Canada,
Sub. Notes, GMTN
4.650%	01/27/26		150	152,180
Seven Generations Energy Ltd.,
Gtd. Notes, 144A
5.375%	09/30/25		118	113,428
Stars Group Holdings BV/Stars Group US Co-Borrower LLC,
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26		133	134,330
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
5.950%	12/01/34		250	290,695
6.500%	06/15/38		75	92,953

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Canada (continued)
Teck Resources Ltd.,
Gtd. Notes
4.750%	01/15/22	41	$41,086
6.000%	08/15/40	245	238,263
Gtd. Notes, 144A
8.500%	06/01/24	38	41,658
Sr. Unsec’d. Notes
6.125%	10/01/35	135	136,013
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
2.250%	11/05/19	200	198,451
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.750%	10/16/23	150	150,530
6.200%	10/15/37	100	114,324
7.125%	01/15/19	100	102,313
7.250%	08/15/38	125	158,077
Trinidad Drilling Ltd.,
Gtd. Notes, 144A
6.625%	02/15/25	47	45,238
Videotron Ltd.,
Gtd. Notes, 144A
5.375%	06/15/24	125	127,969
Sr. Unsec’d. Notes, 144A
5.125%	04/15/27	422	409,424

			14,839,513

Chile — 0.0%
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes
3.750%	08/05/26	200	188,233

China — 0.0%
CNOOC Finance 2015 Australia Pty Ltd.,
Gtd. Notes
2.625%	05/05/20	200	197,403
CNOOC Finance Ltd.,
Gtd. Notes
3.000%	05/09/23	254	244,889
Sinopec Capital 2013 Ltd.,
Gtd. Notes, 144A
3.125%	04/24/23	450	435,459
Sinopec Group Overseas Development 2013 Ltd.,
Gtd. Notes, 144A
4.375%	10/17/23	249	255,000

			1,132,751

Colombia — 0.0%
Ecopetrol SA,
Sr. Unsec’d. Notes
5.375%	06/26/26	308	316,008
5.875%	09/18/23	190	201,400

			517,408

Denmark — 0.0%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
2.200%	03/02/20	550	540,709

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Ecuador — 0.0%
Petroamazonas EP,
Gov’t. Gtd. Notes
4.625%	02/16/20	400	$376,799

Finland — 0.0%
Nokia OYJ,
Sr. Unsec’d. Notes
3.375%	06/12/22	35	33,883
4.375%	06/12/27	100	94,000
5.375%	05/15/19	17	17,170
6.625%	05/15/39	50	52,125

			197,178

France — 0.1%
Altice France SA,
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	1,000	1,003,550
6.250%	05/15/24	400	388,500
7.375%	05/01/26	300	293,310
BNP Paribas SA,
Sr. Unsec’d. Notes, MTN, 144A
3.800%	01/10/24	200	195,502
BPCE SA,
Gtd. Notes, MTN
2.500%	07/15/19	300	298,054
Sub. Notes, MTN, 144A
4.625%	07/11/24	200	197,481
Credit Agricole SA,
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24	500	470,847
Societe Generale SA,
Jr. Sub. Notes, 144A
7.375%	12/29/49	200	203,500
Total Capital International SA,
Gtd. Notes
2.700%	01/25/23	100	97,306
3.700%	01/15/24	120	120,995

			3,269,045

Georgia — 0.0%
Georgian Railway JSC,
Sr. Unsec’d. Notes
7.750%	07/11/22	200	209,919

Germany — 0.1%
Daimler Finance North America LLC,
Gtd. Notes
8.500%	01/18/31	170	239,290
Gtd. Notes, 144A
2.300%	01/06/20	150	148,024
Deutsche Bank AG,
Sr. Unsec’d. Notes
4.250%	10/14/21	150	147,881
Sr. Unsec’d. Notes, GMTN
3.125%	01/13/21	69	66,723
Sub. Notes
4.500%	04/01/25	200	182,410
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, Cash coupon 4.500% or PIK 5.250%, 144A
4.500%	09/15/23	200	191,500

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Germany (continued)
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.750%	05/15/23	250	$248,125
Unitymedia GmbH,
Sec’d. Notes, 144A
6.125%	01/15/25	200	206,000

			1,429,953

Hong Kong — 0.0%
AIA Group Ltd.,
Sr. Unsec’d. Notes, MTN, 144A
3.200%	03/11/25	300	288,109
Hutchison Whampoa International 12 II Ltd.,
Gtd. Notes, 144A
3.250%	11/08/22	200	196,868

			484,977

India — 0.0%
IDBI Bank Ltd./DIFC Dubai,
Sr. Unsec’d. Notes, EMTN
3.750%	01/25/19	200	199,615

Indonesia — 0.0%
Minejesa Capital BV,
Sr. Sec’d. Notes, 144A
4.625%	08/10/30	200	181,731
Pertamina Persero PT,
Sr. Unsec’d. Notes
6.500%	05/27/41	200	210,461
Sr. Unsec’d. Notes, MTN
6.450%	05/30/44	200	209,140
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, MTN
4.125%	05/15/27	200	184,631
Sr. Unsec’d. Notes, MTN, 144A
6.150%	05/21/48	200	201,283

			987,246

Ireland — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	500	486,875
7.250%	05/15/24	960	998,399
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
5.500%	01/15/23	15	14,963
Park Aerospace Holdings Ltd.,
Gtd. Notes, 144A
4.500%	03/15/23	130	123,474
5.250%	08/15/22	62	61,381
5.500%	02/15/24	170	167,839

			1,852,931

Italy — 0.0%
Telecom Italia Capital SA,
Gtd. Notes
6.000%	09/30/34	112	106,736
6.375%	11/15/33	219	215,715
7.200%	07/18/36	44	45,580
7.721%	06/04/38	20	21,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Italy (continued)
Wind Tre SpA,
Sr. Sec’d. Notes, 144A
5.000%	01/20/26	(a)	400	$317,000

				706,531

Japan — 0.1%
Beam Suntory, Inc.,
Gtd. Notes
3.250%	05/15/22		100	98,594
Mitsubishi UFJ Trust & Banking Corp.,
Sr. Unsec’d. Notes, 144A
2.450%	10/16/19		200	198,332
MUFG Bank Ltd.,
Sr. Unsec’d. Notes, 144A
4.100%	09/09/23		200	204,208
ORIX Corp.,
Sr. Unsec’d. Notes
3.700%	07/18/27		100	97,005
Sumitomo Mitsui Banking Corp.,
Gtd. Notes
2.450%	01/16/20		600	593,163

				1,191,302

Kazakhstan — 0.0%
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes
6.950%	07/10/42		200	216,537
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes, 144A
4.850%	11/17/27		200	193,510
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
4.750%	04/19/27		400	390,050
5.750%	04/19/47		200	190,499

				990,596

Luxembourg — 0.2%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	(a)	975	960,863
Altice SA,
Gtd. Notes, 144A
7.750%	05/15/22	(a)	1,075	1,040,062
ArcelorMittal,
Sr. Unsec’d. Notes
5.500%	03/01/21		14	14,587
6.125%	06/01/25	(a)	341	367,428
6.250%	02/25/22		145	154,242
6.750%	03/01/41		18	20,321
7.000%	10/15/39		30	34,445
INEOS Group Holdings SA,
Sec’d. Notes, 144A
5.625%	08/01/24	(a)	575	566,375
Intelsat Connect Finance SA,
Gtd. Notes, 144A
12.500%	04/01/22		129	127,349
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23		714	640,601

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Luxembourg (continued)
7.250%	10/15/20		1,065	$1,059,675
7.500%	04/01/21	(a)	360	357,300
Gtd. Notes, 144A
9.750%	07/15/25		130	137,150
Sr. Sec’d. Notes, 144A
8.000%	02/15/24		643	675,150
Intelsat Luxembourg SA,
Gtd. Notes
7.750%	06/01/21		22	20,460
8.125%	06/01/23		83	67,230
SES SA,
Gtd. Notes, 144A
3.600%	04/04/23		100	97,130

				6,340,368

Mexico — 0.2%
America Movil SAB de CV,
Gtd. Notes
6.125%	03/30/40		100	117,091
Banco Nacional de Comercio Exterior SNC,
Sr. Unsec’d. Notes
4.375%	10/14/25		200	194,749
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
5.700%	01/11/25		405	400,343
6.125%	05/05/25		925	939,162
Coca-Cola Femsa SAB de CV,
Gtd. Notes
3.875%	11/26/23		150	150,205
Cometa Energia SA de CV,
Sr. Sec’d. Notes, 144A
6.375%	04/24/35		200	191,940
Mexico City Airport Trust,
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		750	668,250
Petroleos Mexicanos,
Gtd. Notes
5.375%	03/13/22		467	478,909
5.500%	01/21/21		450	463,271
6.500%	03/13/27		400	410,168
6.625%	06/15/35		500	488,750
Gtd. Notes, 3 Month LIBOR + 3.650%
5.977%(c)	03/11/22		200	213,500
Gtd. Notes, MTN
6.750%	09/21/47		416	392,246

				5,108,584

Morocco — 0.0%
OCP SA,
Sr. Unsec’d. Notes
6.875%	04/25/44		200	209,949

Netherlands — 0.1%
ABN AMRO Bank NV,
Sub. Notes, 144A
4.750%	07/28/25		500	497,109
Cooperatieve Rabobank UA,
Gtd. Notes
4.625%	12/01/23		250	251,818
Sr. Unsec’d. Notes, MTN, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Netherlands (continued)
4.750%	01/15/20	200	$204,798
ING Bank NV,
Sr. Unsec’d. Notes, 144A
2.500%	10/01/19	400	397,096
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
4.625%	06/15/22	210	213,150
Shell International Finance BV,
Gtd. Notes
2.375%	08/21/22	150	145,135
UPCB Finance IV Ltd.,
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	895	850,340
Ziggo BV,
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	245	228,855

			2,788,301

New Zealand — 0.0%
ANZ New Zealand Int’l Ltd.,
Gtd. Notes, 144A
2.600%	09/23/19	600	596,853

Norway — 0.0%
Equinor ASA,
Gtd. Notes
2.450%	01/17/23	155	149,472
3.150%	01/23/22	46	46,055
7.250%	09/23/27	160	199,602

			395,129

Peru — 0.0%
Cia Minera Milpo SAA,
Sr. Unsec’d. Notes
4.625%	03/28/23	260	256,099
Fondo MIVIVIENDA SA,
Sr. Unsec’d. Notes
3.500%	01/31/23	200	192,801
Petroleos del Peru SA,
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32	200	191,400

			640,300

Russia — 0.0%
GTLK Europe DAC,
Gtd. Notes
5.125%	05/31/24	200	188,949
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sub. Notes
8.500%	10/16/23	200	213,999
Sberbank of Russia Via SB Capital SA,
Sr. Unsec’d. Notes
6.125%	02/07/22	200	208,752
Vnesheconombank Via VEB Finance PLC,
Sr. Unsec’d. Notes
5.942%	11/21/23	200	205,499
6.025%	07/05/22	200	205,499

			1,022,698

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
South Africa — 0.0%
Anglo American Capital PLC,
Gtd. Notes, 144A
4.000%	09/11/27	200	$186,204
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes
5.750%	01/26/21	300	289,486
7.125%	02/11/25	200	190,885
Transnet SOC Ltd.,
Sr. Unsec’d. Notes
4.000%	07/26/22	200	189,476

			856,051

South Korea — 0.0%
MagnaChip Semiconductor Corp.,
Sr. Unsec’d. Notes
6.625%	07/15/21	250	241,825

Spain — 0.0%
Telefonica Emisiones SAU,
Gtd. Notes
7.045%	06/20/36	160	192,328

Sri Lanka — 0.0%
National Savings Bank,
Sr. Unsec’d. Notes
8.875%	09/18/18	200	200,579

Sweden — 0.0%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
4.875%	01/27/20	400	410,764
Stadshypotek AB,
Covered Bonds, 144A
1.875%	10/02/19	309	305,352
Swedbank AB,
Sr. Unsec’d. Notes, MTN, 144A
2.200%	03/04/20	300	296,133

			1,012,249

Switzerland — 0.1%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
5.300%	08/13/19	100	102,542
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	250	243,187
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.750%	03/26/25	300	288,531
3.800%	06/09/23	400	394,811
Glencore Funding LLC,
Gtd. Notes, 144A
4.625%	04/29/24	160	160,866
UBS AG,
Sr. Unsec’d. Notes, GMTN
2.375%	08/14/19	500	496,876

			1,686,813

Trinidad & Tobago — 0.0%
Petroleum Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes
9.750%	08/14/19	200	205,749

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Ukraine — 0.0%
State Savings Bank of Ukraine Via SSB #1 PLC,
Sr. Unsec’d. Notes
9.375%	03/10/23		200	$201,470
9.625%	03/20/25		200	199,787

				401,257

United Arab Emirates — 0.0%
DAE Funding LLC,
Gtd. Notes, 144A
4.500%	08/01/22		67	64,990
5.000%	08/01/24		73	70,117
Shelf Drilling Holdings Ltd.,
Gtd. Notes, 144A
8.250%	02/15/25		303	305,273

				440,380

United Kingdom — 0.4%
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
4.375%	08/15/27		400	372,000
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A
3.800%	10/07/24		195	194,619
Barclays PLC,
Jr. Sub. Notes
8.250%	12/29/49		200	203,217
Sr. Unsec’d. Notes
3.650%	03/16/25		350	327,821
3.684%	01/10/23		350	340,361
4.375%	01/12/26		200	194,253
Sub. Notes
5.200%	05/12/26		400	392,944
BP Capital Markets PLC,
Gtd. Notes
3.224%	04/14/24		220	215,862
3.279%	09/19/27		700	672,992
3.814%	02/10/24		350	353,574
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.625%	12/15/30		50	71,435
Eni USA, Inc.,
Gtd. Notes
7.300%	11/15/27		110	132,560
Fiat Chrysler Automobiles NV,
Sr. Unsec’d. Notes
5.250%	04/15/23		405	407,147
HSBC Holdings PLC,
Sr. Unsec’d. Notes
3.600%	05/25/23		440	435,687
3.900%	05/25/26		700	684,481
4.000%	03/30/22		250	253,650
4.041%	03/13/28		200	194,159
Sub. Notes
4.250%	08/18/25		300	294,535
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
4.500%	10/01/27	(a)	200	178,500

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Lloyds Banking Group PLC,
Sub. Notes
4.582%	12/10/25	500	$490,130
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A
6.250%	02/25/20	200	209,459
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42	37	25,530
6.200%	08/01/40	65	46,800
7.750%	01/15/24	71	67,273
7.950%	04/01/25	62	57,660
8.950%	04/01/45	23	20,988
Gtd. Notes, 144A
7.875%	02/01/26	175	180,250
Reckitt Benckiser Treasury Services PLC,
Gtd. Notes, 144A
2.375%	06/24/22	250	239,021
Reynolds American, Inc.,
Gtd. Notes
5.700%	08/15/35	130	139,573
7.000%	08/04/41	120	146,378
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes
8.625%	12/29/49	200	212,550
Sub. Notes
6.000%	12/19/23	481	504,748
6.125%	12/15/22	495	520,943
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes, MTN
3.125%	01/08/21	250	246,535
Sub. Notes, MTN, 144A
4.750%	09/15/25	300	292,954
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	300	306,076
TI Group Automotive Systems LLC,
Gtd. Notes, 144A
8.750%	07/15/23	445	465,114
Virgin Media Finance PLC,
Gtd. Notes, 144A
6.375%	04/15/23	230	230,000
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/26	200	185,000
5.500%	01/15/25	450	440,510
Vodafone Group PLC,
Sr. Unsec’d. Notes
2.950%	02/19/23	150	144,737
6.150%	02/27/37	175	192,426

			11,284,452

United States — 8.5%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	10/15/25	125	122,467
6.150%	02/15/41	50	59,749
6.900%	03/01/19	100	102,670
9.500%	07/15/24	200	257,428

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.000%	11/06/18		179	$178,471
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23		265	266,988
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24	(a)	405	403,988
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/22		185	200,263
ACI Worldwide, Inc.,
Gtd. Notes, 144A
6.375%	08/15/20		205	205,513
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	(a)	350	314,125
ADT Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22	(a)	320	299,519
4.125%	06/15/23	(a)	580	543,749
AECOM,
Gtd. Notes
5.125%	03/15/27		340	320,449
5.875%	10/15/24	(a)	257	265,995
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	(a)	290	289,275
5.500%	04/15/25		37	37,278
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	(a)	280	272,999
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32		150	193,894
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25		275	255,149
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	(a)	335	311,549
AK Steel Corp.,
Gtd. Notes
6.375%	10/15/25		58	53,939
7.000%	03/15/27		95	90,249
Sr. Sec’d. Notes
7.500%	07/15/23		61	63,593
Alabama Power Co.,
Sr. Unsec’d. Notes
3.550%	12/01/23		92	92,500
3.850%	12/01/42		70	65,963
5.600%	03/15/33		150	173,702
6.000%	03/01/39		95	117,793
Albemarle Corp.,
Sr. Unsec’d. Notes
5.450%	12/01/44		100	106,442

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		326	$288,509
6.625%	06/15/24	(a)	790	745,839
Albertsons Cos., Inc.,
Sr. Sec’d. Notes, 3 Month LIBOR + 3.750%, 144A
6.085%(c)	01/15/24		275	275,688
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24		800	843,671
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25		150	145,657
Allergan, Inc.,
Gtd. Notes
2.800%	03/15/23		187	176,564
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		228	229,112
Gtd. Notes, MTN, 144A
5.875%	11/01/21		90	91,799
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24		301	296,109
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23		142	140,586
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31		170	202,300
Sr. Unsec’d. Notes
4.125%	02/13/22		1,403	1,378,026
4.625%	03/30/25		120	118,199
5.125%	09/30/24	(a)	285	289,988
Sub. Notes
5.750%	11/20/25	(a)	480	488,999
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23		400	397,999
5.500%	05/15/26		300	289,499
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24		80	77,083
3.875%	08/22/37		480	468,534
4.800%	12/05/34		250	273,910
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25		440	431,199
5.875%	02/15/22		81	82,418
5.875%	11/15/26		30	28,875
6.125%	05/15/27		111	107,669
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25		148	142,266
5.000%	04/01/24		610	600,849
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27		116	115,972

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24		200	$206,433
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		119	115,234
American Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.650%	12/15/29		184	178,971
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29		184	174,741
American Airlines 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.650%	08/15/30		288	280,412
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25	(a)	703	697,728
6.250%	03/15/26		270	263,249
6.500%	04/01/27	(a)	454	447,189
6.625%	10/15/22		52	53,365
American Express Co.,
Sr. Unsec’d. Notes
2.650%	12/02/22		300	288,076
3.000%	10/30/24	(a)	250	238,537
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25		250	241,482
3.900%	04/01/26		200	193,556
4.125%	02/15/24		165	165,760
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23		240	236,085
5.900%	11/01/21		100	106,955
American Tower Trust,
Pass-Through Certificates, REIT, 144A
3.070%	03/15/48		100	98,123
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.300%	12/01/42		47	48,044
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26		333	315,518
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25		450	435,938
5.625%	05/20/24		20	19,675
5.750%	05/20/27		128	121,599
5.875%	08/20/26		132	128,699
Amgen, Inc.,
Sr. Unsec’d. Notes
4.563%	06/15/48		200	196,548
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22		285	289,988
6.625%	06/01/21		500	497,499
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26		210	213,149

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Anadarko Holding Co.,
Sr. Unsec’d. Notes
7.150%	05/15/28		350	$399,229
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
8.700%	03/15/19		100	103,888
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.875%	06/01/23		100	96,837
4.500%	12/05/36		100	99,658
Andeavor Logistics LP,
Jr. Sub. Notes
6.875%	12/31/49		144	142,559
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.250%	10/15/22		94	97,372
6.375%	05/01/24		195	208,163
Anixter, Inc.,
Gtd. Notes
5.500%	03/01/23		130	134,063
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24		145	146,088
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	(a)	724	725,809
5.375%	11/01/21		57	57,713
5.625%	06/01/23		310	313,875
Anthem, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23		140	137,534
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		100	98,303
5.100%	09/01/40		145	142,669
Apergy Corp.,
Gtd. Notes, 144A
6.375%	05/01/26		16	16,259
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.700%	08/15/37		125	162,224
Apple, Inc.,
Sr. Unsec’d. Notes
2.300%	05/11/22		700	679,714
2.850%	05/11/24		45	43,567
3.000%	02/09/24		55	53,869
3.850%	05/04/43		600	572,889
4.500%	02/23/36		600	643,861
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28	(a)	370	353,349
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	(a)	355	350,563
5.900%	02/01/27	(a)	230	231,725
6.750%	01/15/28		221	234,536
Ashland LLC,
Gtd. Notes
4.750%	08/15/22		425	427,542

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	01/15/25		229	$223,969
4.350%	06/15/45		250	211,784
5.800%	02/15/19		55	55,944
6.350%	03/15/40		170	184,249
6.375%	03/01/41		170	185,338
Sr. Unsec’d. Notes, 144A
4.300%	02/15/30		200	188,781
4.900%	08/15/37	(a)	1,500	1,423,408
Athene Global Funding,
Sec’d. Notes, MTN, 144A
4.000%	01/25/22		343	345,459
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19		300	311,492
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
2.850%	03/15/23		200	193,541
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24		165	163,218
Avaya, Inc., Escrow Shares,
First Lien, 144A
— %^(d)(p)	04/01/19	(a)	245	25
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
3.500%	11/01/27		150	137,347
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23		70	68,250
Gtd. Notes, 144A
5.250%	03/15/25		139	126,490
6.375%	04/01/24	(a)	770	754,600
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24		150	148,875
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21	(a)	150	147,750
5.250%	04/01/25	(a)	280	263,900
Baker Hughes a GE Co. LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40		100	107,190
Ball Corp.,
Gtd. Notes
4.875%	03/15/26		47	46,824
5.000%	03/15/22		50	51,438
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	11/15/21		110	110,882
Bank of America Corp.,
Jr. Sub. Notes
6.100%	12/29/49		155	161,107
Jr. Sub. Notes, 3 Month LIBOR + 3.630%
5.989%(c)	07/29/49		282	283,198
Sr. Unsec’d. Notes
3.004%	12/20/23		890	862,888
3.419%	12/20/28		584	549,938

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	47	$46,311
Sr. Unsec’d. Notes, MTN
2.503%	10/21/22	727	696,356
2.881%	04/24/23	1,200	1,165,666
3.093%	10/01/25	379	360,894
3.124%	01/20/23	32	31,471
3.248%	10/21/27	750	698,978
4.100%	07/24/23	100	101,648
Sub. Notes, MTN
4.000%	01/22/25	500	493,576
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
5.450%	05/15/19	100	102,317
Sr. Unsec’d. Notes, MTN
2.050%	05/03/21	40	38,752
2.661%	05/16/23	150	145,561
3.442%	02/07/28	300	292,796
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.450%	01/15/20	83	82,189
2.850%	10/26/24	325	308,373
Berkshire Hathaway Finance Corp.,
Gtd. Notes
5.750%	01/15/40	180	214,886
Berry Global, Inc.,
Sec’d. Notes
5.125%	07/15/23	55	54,519
Sec’d. Notes, 144A
4.500%	02/15/26	123	114,698
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25	50	51,380
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	695	701,950
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25	196	191,590
Boston Properties LP,
Sr. Unsec’d. Notes
3.800%	02/01/24	200	198,992
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23	150	145,881
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26	155	156,938
6.875%	05/15/23	512	536,320
Gtd. Notes, 144A
6.000%	08/15/26	202	199,980
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25	183	190,778
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27	110	102,850
Bristow Group, Inc.,
Gtd. Notes
6.250%	10/15/22	59	45,873

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Sr. Sec’d. Notes, 144A
8.750%	03/01/23		78	$75,953
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24		185	178,721
3.850%	02/01/25		150	144,674
Buckeye Partners LP,
Jr. Sub. Notes
6.375%	01/22/78		113	100,809
Sr. Unsec’d. Notes
2.650%	11/15/18		115	114,876
5.850%	11/15/43		125	120,471
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21		510	513,753
7.950%	08/15/30		100	135,876
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24		305	297,375
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26		50	50,625
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20		103	108,119
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23		34	35,020
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22		55	49,913
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24		124	125,550
Gtd. Notes, 144A
6.375%	07/01/26		33	33,083
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		355	334,366
Sr. Unsec’d. Notes
5.750%	01/15/25	(a)	245	224,022
Camelot Finance SA,
Sr. Unsec’d. Notes, 144A
7.875%	10/15/24		270	270,675
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23		300	292,219
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	04/24/24		360	353,102
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23	(a)	247	250,088
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22		225	221,020
CB Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.000%	10/15/25		99	92,318

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
CBS Corp.,
Gtd. Notes
5.900%	10/15/40		100	$109,819
CBS Radio, Inc.,
Gtd. Notes, 144A
7.250%	11/01/24		135	128,588
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22		106	107,887
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/24		290	290,725
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28		486	444,690
5.125%	05/01/27	(a)	1,535	1,436,183
5.375%	05/01/25		100	96,750
5.500%	05/01/26		545	528,487
5.750%	02/15/26		1,500	1,473,749
5.875%	04/01/24		1,589	1,592,972
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		136	136,122
5.000%	09/01/25	(a)	425	417,563
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24		30	30,300
Celgene Corp.,
Sr. Unsec’d. Notes
3.950%	10/15/20		100	101,598
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22		158	158,988
4.750%	01/15/25	(a)	225	223,875
6.125%	02/15/24		95	100,106
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21		70	71,536
5.850%	01/15/41		110	131,262
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28		105	97,125
6.125%	11/15/23		445	460,019
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25	(a)	180	170,100
5.800%	03/15/22		185	183,150
6.450%	06/15/21		95	97,676
6.750%	12/01/23	(a)	260	261,300
7.500%	04/01/24	(a)	645	662,738
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	04/01/28		200	202,440
CF Industries, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	12/01/26		75	74,468
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
4.450%	07/22/20		25	25,690

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25		300	$302,965
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23		365	382,794
7.000%	05/15/25	(a)	155	166,238
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27		40	39,650
5.875%	03/31/25	(a)	650	676,000
Cheniere Energy Partners LP,
Sr. Sec’d. Notes, 144A
5.250%	10/01/25		79	77,061
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23		21	19,845
8.000%	01/15/25	(a)	157	159,897
8.000%	06/15/27	(a)	430	437,525
Sec’d. Notes, 144A
8.000%	12/15/22	(a)	628	659,212
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		160	152,965
3.191%	06/24/23		95	94,525
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	194	98,940
Sec’d. Notes, 144A
8.125%	06/30/24	(a)	388	319,858
Sr. Sec’d. Notes
5.125%	08/01/21	(a)	195	180,375
6.250%	03/31/23		244	223,565
Sr. Sec’d. Notes, 144A
8.625%	01/15/24		209	209,523
Chubb INA Holdings, Inc.,
Gtd. Notes
2.700%	03/13/23		170	164,557
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24		246	224,475
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28		175	214,051
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		373	365,493
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	(a)	246	248,768
5.250%	03/07/25		75	75,563
Sub. Notes
6.125%	03/09/28		39	40,073
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22		94	93,558

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Citigroup, Inc.,
Jr. Sub. Notes
5.950%	12/29/49		70	$70,613
6.125%	12/29/49		115	120,031
6.250%	12/29/49		70	72,625
Sr. Unsec’d. Notes
2.876%	07/24/23		250	241,071
2.900%	12/08/21	(a)	420	411,442
3.750%	06/16/24	(a)	420	415,086
3.887%	01/10/28		950	920,108
8.125%	07/15/39		42	59,078
Sub. Notes
3.875%	03/26/25		205	198,823
4.050%	07/30/22		250	251,349
5.500%	09/13/25		115	122,095
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A
6.125%(d)	03/15/20		56	35,000
9.000%(d)	03/15/19		485	305,550
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21		245	245,919
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22		2,863	2,920,259
6.500%	11/15/22		27	27,405
7.625%	03/15/20		1,079	1,072,568
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23		135	126,225
Gtd. Notes, 144A
5.375%	02/01/25	(a)	95	86,094
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.750%	03/01/25		45	42,638
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22		235	232,501
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26		45	42,054
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24		58	57,990
4.500%	03/01/26		42	42,836
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		201	199,493
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25		161	159,793
CNX Midstream Partners LP/CNX Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	03/15/26		40	38,900
Coeur Mining, Inc.,
Gtd. Notes
5.875%	06/01/24		7	6,755

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22		820	$840,500
Comcast Corp.,
Gtd. Notes
3.150%	02/15/28	(a)	300	277,265
3.375%	02/15/25		300	288,027
3.600%	03/01/24		200	196,914
4.250%	01/15/33		150	146,483
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23		74	72,357
5.375%	07/15/27		48	45,600
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27		70	65,888
6.000%	06/15/25		1,056	1,078,439
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		116	116,000
Constellation Brands, Inc.,
Gtd. Notes
4.750%	12/01/25		160	165,632
Constellium NV,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/25		250	251,875
Consumers Energy Co.,
First Mortgage
5.650%	04/15/20		150	157,019
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25		151	152,236
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26		25	24,819
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28		365	362,861
5.000%	09/15/22		90	91,189
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		330	325,875
CoreCivic, Inc.,
Gtd. Notes
4.625%	05/01/23		450	436,500
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24		108	105,840
Coty, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	04/15/26	(a)	420	402,938
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25		98	94,570
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25		160	163,200

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25	(a)	153	$152,809
6.250%	04/01/23		280	284,900
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes
4.250%	09/30/26		90	82,350
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes, 144A
4.750%	02/01/26		66	62,700
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23		325	340,547
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27		235	224,425
6.625%	10/15/25	(a)	940	962,325
Sr. Unsec’d. Notes
5.250%	06/01/24	(a)	120	113,400
6.750%	11/15/21		116	121,510
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25		500	576,400
CSI Compressco LP/CSI Compressco Finance, Inc.,
Gtd. Notes
7.250%	08/15/22		75	68,625
Sr. Sec’d. Notes, 144A
7.500%	04/01/25		45	45,169
Cumberland Farms, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/25		33	33,413
CURO Financial Technologies Corp.,
Sr. Sec’d. Notes, 144A
12.000%	03/01/22		97	104,905
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23		617	635,510
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		205	196,477
4.100%	03/25/25		400	397,880
4.780%	03/25/38		1,200	1,180,285
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36		175	171,245
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
5.000%	03/15/24		75	75,000
5.375%	03/15/27		33	32,753
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		158	155,630
6.500%	06/01/26		570	578,550
Dana, Inc.,
Sr. Unsec’d. Notes
5.500%	12/15/24		90	88,875
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		615	578,869
5.125%	07/15/24	(a)	244	236,680

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
5.750%	08/15/22		95	$96,604
DCP Midstream LP,
Jr. Sub. Notes
7.375%	06/15/99		134	128,305
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23		260	251,225
Gtd. Notes, 144A
6.750%	09/15/37		115	121,900
Deere & Co.,
Sr. Unsec’d. Notes
8.100%	05/15/30		230	312,764
Delek Logistics Partners LP,
Gtd. Notes
6.750%	05/15/25		231	231,000
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21		476	482,484
7.125%	06/15/24		130	137,726
Sr. Sec’d. Notes, 144A
6.020%	06/15/26		945	992,620
Delphi Technologies PLC,
Gtd. Notes, 144A
5.000%	10/01/25		390	371,963
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		373	406,536
Delta Air Lines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.625%	01/30/29		152	150,484
Denbury Resources, Inc.,
Gtd. Notes
5.500%	05/01/22		47	43,240
Sec’d. Notes, 144A
9.250%	03/31/22		193	204,580
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25		93	96,371
Diamondback Energy, Inc.,
Gtd. Notes, 144A
5.375%	05/31/25		50	49,875
Diebold Nixdorf, Inc.,
Gtd. Notes
8.500%	04/15/24	(a)	332	318,000
Digital Realty Trust LP,
Gtd. Notes
3.700%	08/15/27		125	118,791
Discovery Communications LLC,
Gtd. Notes
6.350%	06/01/40	(a)	250	271,790
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	(a)	683	592,503
5.875%	07/15/22		57	53,580
5.875%	11/15/24	(a)	3,146	2,662,302
6.750%	06/01/21		442	442,553
7.750%	07/01/26	(a)	714	625,643

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21		350	$354,270
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25		128	126,720
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
3.625%	12/01/24		200	196,123
5.250%	08/01/33		150	160,074
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	10/01/34		225	216,276
8.850%	09/15/21		90	103,066
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23		260	265,200
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
2.000%	01/15/20		75	73,439
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23		46	46,060
Duke Energy Carolinas LLC,
First Ref. Mortgage
6.000%	01/15/38		48	59,197
Duke Energy Indiana LLC,
Sr. Unsec’d. Notes
6.120%	10/15/35		50	61,971
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23		136	138,396
Duke Energy Progress LLC,
First Mortgage
5.700%	04/01/35		100	115,535
Duke Realty LP,
Gtd. Notes
3.625%	04/15/23		105	104,098
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
4.150%	02/15/43		67	62,884
Eaton Corp.,
Gtd. Notes
4.000%	11/02/32		24	23,890
6.950%	03/20/19		65	66,864
eBay, Inc.,
Sr. Unsec’d. Notes
4.000%	07/15/42		200	173,911
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	01/14/23		200	197,488
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	(a)	252	252,315
7.000%	08/01/23		21	22,050
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		987	931,481

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
EMC Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/20		49	$47,586
EMI Music Publishing Group North America Holdings, Inc.,
Gtd. Notes, 144A
7.625%	06/15/24		155	167,733
Encompass Health Corp.,
Gtd. Notes
5.750%	11/01/24		300	300,174
5.750%	09/15/25		300	303,000
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		400	329,000
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22	(a)	401	358,895
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22		264	242,880
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25		525	515,813
Energy Transfer Equity LP,
Sr. Sec’d. Notes
4.250%	03/15/23		133	128,346
5.500%	06/01/27		110	110,000
5.875%	01/15/24		145	148,625
Energy Transfer LP,
Gtd. Notes
6.625%	10/15/36		140	148,991
Energy Transfer Partners LP,
Gtd. Notes
4.750%	01/15/26		225	223,086
4.900%	02/01/24		100	101,570
6.050%	06/01/41		250	249,673
Jr. Sub. Notes
6.625%	02/15/28		60	54,750
EnLink Midstream Partners LP,
Jr. Sub. Notes
6.000%	12/15/22		143	122,220
Sr. Unsec’d. Notes
5.600%	04/01/44		80	69,240
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24		27	22,241
5.200%	03/15/25		120	99,600
5.750%	10/01/44		7	4,961
7.750%	02/01/26		43	40,622
Entegris, Inc.,
Gtd. Notes, 144A
4.625%	02/10/26		450	428,625
Entergy Gulf States Louisiana LLC,
First Mortgage
5.590%	10/01/24		170	188,074
Entergy Louisiana LLC,
First Mortgage
4.050%	09/01/23		100	102,073

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25		350	$346,585
5.375%	02/15/78		83	75,662
6.875%	03/01/33		200	245,825
7.550%	04/15/38		185	242,065
Envision Healthcare Corp.,
Gtd. Notes
5.625%	07/15/22	(a)	147	148,929
Gtd. Notes, 144A
5.125%	07/01/22		194	195,698
6.250%	12/01/24		125	133,125
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23		150	143,996
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
9.375%	05/01/20		84	82,950
Sec’d. Notes, 144A
8.000%	02/15/25		235	182,125
9.375%	05/01/24	(a)	374	306,680
Sr. Sec’d. Notes, 144A
7.750%	05/15/26	(a)	788	805,730
8.000%	11/29/24	(a)	421	425,210
EPR Properties,
Gtd. Notes
4.500%	06/01/27		150	143,262
4.950%	04/15/28		200	195,673
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/23		250	255,906
5.875%	01/15/26		651	659,463
Sr. Unsec’d. Notes, REIT
5.375%	01/01/22		100	103,000
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.625%	03/15/42		22	23,850
7.000%	10/15/37		150	187,455
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21		200	204,974
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23		100	97,587
4.625%	12/15/21		108	111,947
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25		202	194,930
EW Scripps Co. (The),
Gtd. Notes, 144A
5.125%	05/15/25		36	33,750
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23	(a)	363	370,714
Exelon Corp.,
Sr. Unsec’d. Notes
7.600%	04/01/32		50	63,417
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
3.400%	03/15/22		120	119,204

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
5.750%	10/01/41		250	$250,203
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26		50	49,638
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43		80	72,945
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/25		71	69,225
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38		100	136,482
Fifth Third Bank,
Sr. Unsec’d. Notes
2.375%	04/25/19		200	199,211
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		74	77,077
Sec’d. Notes, 144A
5.750%	01/15/24		1,431	1,431,028
Sr. Sec’d. Notes, 144A
5.375%	08/15/23		1,470	1,483,597
FirstCash, Inc.,
Gtd. Notes, 144A
5.375%	06/01/24		109	108,728
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	01/15/25		30	28,875
Florida Power & Light Co.,
First Mortgage
5.625%	04/01/34		100	116,884
Ford Motor Co.,
Sr. Unsec’d. Notes
7.450%	07/16/31		350	411,264
7.500%	08/01/26		100	116,822
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.021%	05/03/19		200	198,344
3.810%	01/09/24	(a)	1,000	970,682
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	(a)	635	600,075
4.000%	11/14/21	(a)	470	458,250
4.550%	11/14/24	(a)	430	408,500
5.400%	11/14/34		8	7,260
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26	(a)	295	284,675
Sr. Unsec’d. Notes
7.125%	01/15/23		110	81,056
10.500%	09/15/22		170	154,275
11.000%	09/15/25	(a)	1,205	963,638
7.625%	04/15/24		9	6,209
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/24		235	229,713

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22	(a)	542	$548,775
GCI, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21		370	373,700
6.875%	04/15/25		275	284,625
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
5.500%	04/15/26		235	230,888
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		1,000	977,481
3.373%	11/15/25	(a)	900	863,840
4.418%	11/15/35		1,057	1,023,999
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		40	38,689
Sr. Unsec’d. Notes, GMTN
3.450%	05/15/24		45	44,107
5.500%	01/08/20		145	150,300
6.000%	08/07/19		100	103,394
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21		72	74,888
5.875%	01/14/38		200	226,944
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21		170	167,853
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		760	822,569
6.750%	04/01/46		150	166,176
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25		200	196,213
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24		134	125,290
6.000%	05/15/23		52	51,025
6.250%	05/15/26		50	47,125
6.750%	08/01/22		10	10,100
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24	(a)	357	398,457
GEO Group, Inc. (The),
Gtd. Notes
5.875%	01/15/22	(a)	585	592,313
5.875%	10/15/24		165	162,525
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22		200	198,847
4.000%	09/01/36		400	384,887
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22		100	97,000
7.000%	06/15/23		95	94,288

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		284	$284,000
5.750%	06/01/28		200	201,500
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		376	376,068
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.350%	11/15/21	(a)	500	480,846
2.876%	10/31/22		125	122,028
3.000%	04/26/22		200	195,380
3.272%	09/29/25		700	664,666
3.500%	01/23/25		1,200	1,158,815
3.750%	05/22/25		350	341,237
3.750%	02/25/26		250	242,225
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20		256	265,149
Sr. Unsec’d. Notes, MTN
2.905%	07/24/23		200	192,634
Goodman Networks, Inc.,
Sr. Sec’d. Notes
8.000%	05/11/22		24	16,101
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
4.875%	03/15/27	(a)	319	291,489
5.000%	05/31/26		100	93,000
5.125%	11/15/23	(a)	230	228,275
Government Properties Income Trust,
Sr. Unsec’d. Notes
3.750%	08/15/19		275	275,344
Graham Holdings Co.,
Gtd. Notes, 144A
5.750%	06/01/26		59	59,590
Graphic Packaging International LLC,
Gtd. Notes
4.750%	04/15/21		30	30,300
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24		75	71,790
5.875%	07/15/26		174	165,518
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24	(a)	197	189,613
6.375%	05/15/25		174	169,215
6.625%	05/01/23		10	10,075
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25		220	216,150
Halcon Resources Corp.,
Gtd. Notes
6.750%	02/15/25	(a)	200	187,000
Halliburton Co.,
Sr. Unsec’d. Notes
8.750%	02/15/21		100	113,098
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27		100	111,885

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26	(a)	355	$342,575
Hardwoods Acquisition, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21		315	292,163
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20		30	29,700
8.375%	08/15/22		92	90,160
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35		225	229,606
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		2,787	2,744,358
5.875%	05/01/23		775	804,063
5.875%	02/15/26		2,005	2,022,543
7.500%	02/15/22		150	163,125
Sr. Sec’d. Notes
5.000%	03/15/24		548	548,000
5.250%	06/15/26	(a)	365	362,518
5.500%	06/15/47		116	106,430
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24		445	435,198
Sr. Unsec’d. Notes, REIT
3.150%	08/01/22		75	73,083
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21		192	194,033
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22		154	162,855
7.750%	06/01/24	(a)	440	469,700
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22		55	48,950
7.375%	01/15/21		55	53,900
Gtd. Notes, 144A
5.500%	10/15/24	(a)	905	711,556
Sec’d. Notes, 144A
7.625%	06/01/22	(a)	540	518,400
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40		100	103,028
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20		542	507,529
Hexion, Inc./Hexion Nova Scotia Finance ULC,
Sec’d. Notes
9.000%	11/15/20		65	54,600
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		286	277,420
Hillman Group, Inc. (The),
Gtd. Notes, 144A
6.375%	07/15/22		50	47,875

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23	579	$589,133
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24	62	58,900
Gtd. Notes, 144A
5.125%	05/01/26	340	334,050
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes
6.125%	12/01/24	30	30,600
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25	398	388,050
4.875%	04/01/27	5	4,825
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24	116	117,160
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25	482	460,310
4.625%	02/01/28	24	22,560
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.625%	06/01/22	150	147,118
3.750%	02/15/24	110	112,379
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
3.875%	04/01/24	150	146,238
HRG Group, Inc.,
Sr. Unsec’d. Notes
7.750%	01/15/22	310	318,525
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	80	74,000
Sr. Sec’d. Notes
5.250%	08/01/26	404	378,750
6.500%	06/15/19	180	184,221
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
3.150%	03/14/21	229	227,718
Huntsman International LLC,
Gtd. Notes
5.125%	11/15/22	854	877,901
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.875%	02/01/22	50	50,063
6.000%	08/01/20	175	177,188
6.250%	02/01/22	81	82,620
6.375%	12/15/25	143	143,179
6.750%	02/01/24	34	34,255
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%(d)	12/15/19	423	320,423
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.570%(cc)	12/21/65	215	201,025

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
4.820%(cc)	12/21/65		275	$254,375
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.200%	03/15/23		50	49,204
Infor Software Parent LLC/Infor Software Parent, Inc.,
Sr. Unsec’d. Notes, Cash coupon 7.125% or PIK 7.875%, 144A
7.125%	05/01/21		183	183,458
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	(a)	1,303	1,304,628
Sr. Sec’d. Notes, 144A
5.750%	08/15/20		34	34,425
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	(a)	385	388,935
Ingevity Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/26		62	58,435
Intel Corp.,
Sr. Unsec’d. Notes
2.875%	05/11/24		225	217,908
4.000%	12/15/32		201	206,312
Intercontinental Exchange, Inc.,
Gtd. Notes
4.000%	10/15/23		318	324,822
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25		895	924,088
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22		425	450,715
8.625%	01/15/22		230	263,871
International Paper Co.,
Sr. Unsec’d. Notes
8.700%	06/15/38		100	139,527
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23		320	322,598
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24		373	375,195
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26		240	233,700
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26	(a)	224	213,920
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24	(a)	307	300,860
6.000%	08/15/23		225	230,063
Gtd. Notes, 144A
4.875%	09/15/27		59	54,354
5.250%	03/15/28		77	71,256

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26		11	$10,447
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A
10.250%	11/15/22		95	102,838
Sr. Sec’d. Notes, 144A
6.750%	11/15/21		620	638,600
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23		105	104,496
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.850%	03/15/24		120	119,798
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/26		105	107,625
JC Penney Corp., Inc.,
Sec’d. Notes, 144A
8.625%	03/15/25		57	48,308
Jeld-Wen, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		200	190,500
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37		100	119,112
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26		100	101,179
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.700%	01/06/23		100	97,587
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.750%	12/01/21		100	100,841
5.000%	03/30/20		100	102,875
5.700%	03/01/41		128	140,376
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24		56	57,120
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
3.150%	03/15/23		50	48,817
5.300%	10/01/41		175	197,262
Kennedy-Wilson, Inc.,
Gtd. Notes, 144A
5.875%	04/01/24		61	59,170
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
4.750%	06/01/27		167	157,815
Kindred Healthcare, Inc.,
Gtd. Notes
8.750%	01/15/23	(a)	450	479,534
Kinetic Concepts, Inc./KCI USA, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	02/15/21		345	350,175
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22		480	498,600

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	108	$108,000
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	07/15/35	300	295,533
5.000%	06/04/42	250	238,677
Kroger Co. (The),
Gtd. Notes
7.700%	06/01/29	150	185,084
L Brands, Inc.,
Gtd. Notes
5.250%	02/01/28	43	38,216
6.750%	07/01/36	305	268,400
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.500%	11/01/18	105	104,884
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	10/01/25	82	76,961
Sr. Unsec’d. Notes, 144A
5.250%	03/15/22	71	71,000
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23	118	119,623
5.375%	01/15/24	88	89,430
5.750%	02/01/26	15	15,188
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22	8	7,890
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	65	62,888
4.750%	11/29/27	140	131,292
5.250%	06/01/26	150	147,000
5.875%	11/15/24	160	165,583
4.500%	04/30/24	75	72,285
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	67	63,724
5.375%	01/15/24	433	424,124
5.375%	05/01/25	842	810,425
5.625%	02/01/23	50	50,000
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25	100	99,500
LGI Homes, Inc.,
Gtd. Notes, 144A
6.875%	07/15/26	127	126,683
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22	75	77,877
7.800%	03/07/87	66	77,880
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25	300	370,444
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22	135	138,348

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
6.150%	04/07/36		7	$8,027
6.250%	02/15/20		100	104,821
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24		127	122,873
LKQ Corp.,
Gtd. Notes
4.750%	05/15/23		138	137,655
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.070%	12/15/42		108	103,908
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25		167	162,408
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23		335	348,400
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		200	203,988
6.400%	07/15/18		300	300,346
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25		70	56,000
5.625%	10/15/23	(a)	497	414,250
5.750%	08/01/22		74	66,600
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		250	245,739
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/27		250	232,576
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21		215	212,313
Masco Corp.,
Sr. Unsec’d. Notes
6.500%	08/15/32		180	201,026
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.500%	10/17/22		184	177,850
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	(a)	220	212,989
Match Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	12/15/27		16	14,880
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25		648	630,990
Sr. Unsec’d. Notes
3.150%	03/15/23		63	55,283
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	12/09/35		110	114,632
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
4.125%	09/15/20		330	334,403

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25		100	$98,952
4.375%	03/15/35		100	103,420
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.800%	05/18/23		125	122,316
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42		150	141,677
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.875%	04/11/22		560	568,279
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24		375	379,688
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	(a)	875	809,375
6.000%	03/15/23		1,160	1,194,799
Microsoft Corp.,
Sr. Unsec’d. Notes
2.375%	02/12/22		85	83,110
2.400%	08/08/26		425	393,144
2.875%	02/06/24		58	56,782
4.200%	11/03/35		300	315,455
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		127	156,629
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.875%	08/15/23		295	308,644
MMC Energy, Inc., Escrow Shares,
First Lien^
— %(p)	10/15/99		60	—
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		100	102,337
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.772%	01/24/29		500	481,664
4.000%	07/23/25		500	498,479
5.500%	01/26/20		250	258,647
5.500%	07/28/21		450	476,183
7.300%	05/13/19		600	621,911
Sr. Unsec’d. Notes, MTN
3.591%	07/22/28		1,700	1,615,759
Sub. Notes, MTN
4.100%	05/22/23		260	260,993
5.000%	11/24/25		350	362,819
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27		50	47,782
5.450%	11/15/33	(a)	500	505,510
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24		422	432,550

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		100	$97,769
4.875%	12/01/24		170	175,264
5.500%	02/15/23		815	830,404
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20		225	221,655
MUFG Union Bank NA,
Sr. Unsec’d. Notes
2.250%	05/06/19		250	248,650
Mylan, Inc.,
Gtd. Notes, 144A
3.125%	01/15/23		100	96,029
Nabors Industries, Inc.,
Gtd. Notes
5.100%	09/15/23		9	8,480
5.500%	01/15/23		108	103,950
Gtd. Notes, 144A
5.750%	02/01/25	(a)	301	284,445
National City Corp.,
Sub. Notes
6.875%	05/15/19		125	129,146
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/27		300	279,976
Nationstar Mortgage Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	06/30/23		97	97,000
8.250%	06/30/26		96	96,000
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21		140	139,650
7.875%	10/01/20		24	24,090
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
8.250%	12/01/31		150	205,926
9.375%	08/15/39		250	391,453
Navistar International Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	11/01/25	(a)	242	248,655
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		100	102,593
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21		427	282,354
Gtd. Notes, Cash coupon 8.750% or PIK 9.500%, 144A
8.750%	10/15/21		241	160,528
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26		75	70,110
5.750%	03/01/24		25	25,628
5.875%	02/15/25		50	51,290
Sr. Unsec’d. Notes, 144A
4.875%	04/15/28		425	405,097
5.875%	11/15/28		91	91,883

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40		225	$262,423
6.650%	04/01/36		200	260,768
7.125%	03/15/19		100	103,089
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29		34	27,539
8.000%	05/01/31	(a)	170	139,399
8.700%	05/01/30		110	95,975
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28		30	23,099
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22		150	154,287
New York Life Insurance Co.,
Sub. Notes, 144A
5.875%	05/15/33		170	204,125
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26		150	143,923
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26		150	144,908
5.375%	04/01/36		100	99,530
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26		160	163,600
5.625%	07/01/24		50	52,688
5.750%	01/30/22		106	110,373
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24		200	193,500
6.125%	02/15/22		55	56,238
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23		150	149,682
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24		48	46,200
4.500%	09/15/27		48	44,880
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22		40	39,600
4.875%	08/15/27		55	54,313
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.000%	02/01/25		150	142,875
5.500%	10/01/21		150	150,750
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	(a)	530	520,778
NiSource, Inc.,
Sr. Unsec’d. Notes
5.650%	02/01/45		139	158,697
6.250%	12/15/40		135	160,010
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41		200	219,974

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/21		100	$100,794
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.050%	08/15/52		54	49,247
Northern Trust Corp.,
Sub. Notes
3.375%	05/08/32		150	140,913
Northrop Grumman Systems Corp.,
Gtd. Notes
7.750%	02/15/31		175	234,297
Northwest Acquisitions ULC/Dominion Finco, Inc.,
Sec’d. Notes, 144A
7.125%	11/01/22		50	49,875
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26		230	220,225
6.250%	08/15/24		400	400,000
NRG Energy, Inc.,
Gtd. Notes
6.250%	07/15/22		150	154,358
6.250%	05/01/24		150	153,750
6.625%	01/15/27		135	138,713
7.250%	05/15/26		100	106,500
NRG Yield Operating LLC,
Gtd. Notes
5.000%	09/15/26		35	33,338
5.375%	08/15/24		47	47,000
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26		156	152,492
Gtd. Notes, 144A
5.375%	08/15/20		60	60,000
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23		90	91,554
6.400%	12/01/37		80	100,639
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27		140	135,450
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26		161	159,994
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22		137	139,358
6.875%	01/15/23	(a)	435	442,613
Gtd. Notes, 144A
6.250%	05/01/26	(a)	183	184,830
Ohio Power Co.,
Sr. Unsec’d. Notes
5.375%	10/01/21		140	149,107
6.600%	03/01/33		75	95,922
OI European Group BV,
Gtd. Notes, 144A
4.000%	03/15/23		49	45,693

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
OneBeacon US Holdings, Inc.,
Gtd. Notes
4.600%	11/09/22		200	$201,768
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25		400	413,008
6.650%	10/01/36		50	58,260
Oracle Corp.,
Sr. Unsec’d. Notes
3.900%	05/15/35		600	581,716
4.300%	07/08/34		500	509,683
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/26		80	76,103
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/25		175	179,375
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24		184	186,202
5.875%	03/15/25		96	96,782
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.000%	01/15/22		50	49,813
5.375%	01/15/25		100	97,500
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.600%	06/15/43		50	46,180
6.050%	03/01/34		260	280,766
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%	10/24/67		300	272,382
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25		285	280,013
5.375%	01/15/25		104	103,220
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.125%	08/15/23	(a)	110	110,550
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.000%	11/15/23		100	103,500
7.250%	06/15/25		121	127,201
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23		73	73,639
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22		68	68,993
PECO Energy Co.,
First Mortgage
2.375%	09/15/22		150	144,849
Penn VA Corp., Escrow Shares,
Sr. Unsec’d. Notes^
— %(p)	05/01/20		48	60
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26		276	270,480

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	07/17/18		40	$40,005
4.200%	04/01/27		555	546,961
Pepco Holdings LLC,
Sr. Unsec’d. Notes
7.450%	08/15/32		100	123,328
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23		693	465,211
8.875%	06/01/25	(a)	307	201,853
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		458	352,706
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26		200	187,023
3.605%	02/15/25		200	190,713
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25		305	292,800
Sr. Unsec’d. Notes, 144A
5.875%	09/30/27		151	140,053
Plains All American Pipeline LP,
Jr. Sub. Notes
6.125%	12/31/49		175	165,813
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24		150	142,057
6.700%	05/15/36		85	90,182
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23		449	449,225
PNC Bank NA,
Sub. Notes
2.700%	11/01/22	(a)	765	735,379
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, Cash coupon 8.500% or PIK N/A, 144A
8.500%	12/01/22		213	219,141
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26		210	195,825
5.500%	03/01/25		220	214,775
5.750%	03/01/27	(a)	459	445,230
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38		75	109,208
PPL Capital Funding, Inc.,
Gtd. Notes
3.400%	06/01/23		50	49,177
PQ Corp.,
Gtd. Notes, 144A
5.750%	12/15/25		109	107,229
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24	(a)	200	198,000
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	(a)	550	585,585

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		350	$345,269
7.000%	10/30/31		100	127,582
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23		50	49,993
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42		56	53,618
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23		54	52,785
5.375%	10/01/22		116	118,030
Qorvo, Inc.,
Gtd. Notes
7.000%	12/01/25		91	97,825
Quad/Graphics, Inc.,
Gtd. Notes
7.000%	05/01/22		50	51,000
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.900%	05/20/24		130	122,844
3.250%	05/20/27		200	186,101
4.650%	05/20/35		100	101,298
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20		180	184,250
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.250%	01/15/28		115	106,065
5.750%	05/01/25		342	334,743
Qwest Capital Funding, Inc.,
Gtd. Notes
7.750%	02/15/31		60	53,570
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25		25	26,713
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24	(a)	556	558,780
Radian Group, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/24		225	217,125
7.000%	03/15/21		30	31,800
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25		370	375,550
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	(a)	300	281,250
5.000%	03/15/23	(a)	125	120,938
Realty Income Corp.,
Sr. Unsec’d. Notes
4.650%	03/15/47		225	226,761
Regency Centers Corp.,
Gtd. Notes
3.750%	11/15/22		225	224,075

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.750%	08/14/22		150	$144,651
Republic Services, Inc.,
Sr. Unsec’d. Notes
5.500%	09/15/19		330	339,845
Revlon Consumer Products Corp.,
Gtd. Notes
6.250%	08/01/24		183	102,480
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24		100	102,125
Sr. Sec’d. Notes
5.750%	10/15/20	(a)	804	807,376
Sr. Sec’d. Notes, 144A
5.125%	07/15/23		180	177,750
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21		206	206,515
Gtd. Notes, REIT
5.000%	04/15/23		425	421,813
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	(a)	420	425,880
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
3.200%	03/15/24		100	96,338
4.800%	12/15/43		200	203,425
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21		140	136,726
Rowan Cos., Inc.,
Gtd. Notes
4.750%	01/15/24		9	7,763
7.375%	06/15/25	(a)	165	159,638
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22		386	405,570
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23		225	226,402
5.375%	04/15/23		305	308,050
Safeway, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/19		4	4,020
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		40	36,900
San Diego Gas & Electric Co.,
First Mortgage
6.125%	09/15/37		50	63,789
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23		33	22,440
7.750%	06/15/21		135	115,088
Sr. Sec’d. Notes, 144A
7.250%	02/15/23		39	38,610

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	09/01/24	385	$368,268
Sr. Unsec’d. Notes, 144A
4.000%	10/01/22	199	190,294
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	180	192,055
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	218	207,645
Scotts Miracle-Gro Co. (The),
Gtd. Notes
5.250%	12/15/26	60	57,450
6.000%	10/15/23	580	599,575
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	42	42,315
5.250%	04/01/23	87	88,740
Select Income REIT,
Sr. Unsec’d. Notes
3.600%	02/01/20	100	99,468
SemGroup Corp.,
Gtd. Notes
6.375%	03/15/25	25	23,750
7.250%	03/15/26	74	72,520
SemGroup Corp./Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22	31	30,070
5.625%	11/15/23	214	201,695
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	340	341,700
Sempra Energy,
Sr. Unsec’d. Notes
2.875%	10/01/22	153	148,243
3.550%	06/15/24	300	293,807
Senior Housing Properties Trust,
Sr. Unsec’d. Notes
3.250%	05/01/19	250	249,824
6.750%	04/15/20	200	207,218
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	661	664,305
5.000%	10/01/25	82	82,615
5.625%	11/01/24	222	230,325
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	200	208,000
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	01/15/22	300	303,000
5.375%	05/15/24	170	173,825
7.500%	04/01/27	370	417,175
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21	370	372,775
6.125%	10/01/22	235	239,113
Gtd. Notes, 144A
5.125%	02/15/27	43	39,560

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
5.625%	08/01/24	(a)	453	$449,603
5.875%	03/15/26		12	11,670
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23		75	73,125
5.000%	08/01/27		113	105,796
5.375%	04/15/25		305	300,806
6.000%	07/15/24		1,360	1,385,499
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24		297	289,204
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	(a)	229	216,691
5.625%	06/01/25	(a)	250	238,125
6.500%	11/15/21		125	127,875
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	(a)	195	216,573
Sotheby’s,
Gtd. Notes, 144A
4.875%	12/15/25		155	148,413
South Carolina Electric & Gas Co.,
First Mortgage
5.300%	05/15/33		80	84,992
6.050%	01/15/38		100	113,497
Southern California Edison Co.,
First Ref. Mortgage
5.550%	01/15/36		150	168,620
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.500%	09/15/21		180	180,031
4.400%	06/01/43		83	81,323
5.250%	08/15/19		150	153,410
5.875%	03/15/41		100	116,189
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32		142	183,614
Southwestern Energy Co.,
Gtd. Notes
4.100%	03/15/22	(a)	120	114,600
6.700%	01/23/25	(a)	599	586,271
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		46	46,011
5.950%	09/25/43		38	41,756
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		273	269,588
6.125%	12/15/24		239	241,390
Springleaf Finance Corp.,
Gtd. Notes
5.625%	03/15/23		353	351,129
6.125%	05/15/22		135	137,700
6.875%	03/15/25		50	49,625
7.125%	03/15/26		65	64,675
7.750%	10/01/21		9	9,675

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		1,316	$1,408,119
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	(a)	185	191,938
Sr. Unsec’d. Notes
6.000%	11/15/22		50	49,563
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21		438	455,520
7.625%	02/15/25	(a)	3,896	3,973,958
7.625%	03/01/26		315	321,300
7.875%	09/15/23		415	430,303
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		325	322,563
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	(a)	710	651,425
6.000%	10/15/25		20	20,050
Staples, Inc.,
Gtd. Notes, 144A
8.500%	09/15/25	(a)	1,040	969,799
State Street Corp.,
Sub. Notes
3.100%	05/15/23		96	94,667
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25		170	159,800
Steel Dynamics, Inc.,
Gtd. Notes
4.125%	09/15/25		40	38,350
5.000%	12/15/26		55	55,000
5.250%	04/15/23		165	166,444
5.500%	10/01/24		30	30,563
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23		273	277,095
Gtd. Notes, 144A
5.125%	06/01/25		90	84,600
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22		62	60,915
5.750%	04/15/25		150	142,500
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24		350	346,689
4.650%	02/15/22		150	153,009
5.950%	12/01/25		119	126,766
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
4.875%	01/15/23		109	104,640
5.500%	02/15/26		47	44,533
5.875%	03/15/28		22	20,742
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.500%	05/01/19		65	64,859
2.700%	01/27/22		275	267,937

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21	(a)	312	$317,366
7.750%	11/15/22		440	452,100
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25		170	164,692
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24		210	205,866
T Mobile USA. Inc., Escrow Shares,
Sr. Unsec’d. Notes
— %^(p)	02/01/28		1,038	—
— %^(p)	02/01/28		343	—
T Mobile, Escrow,
Sr. Unsec’d. Notes
— %^(p)	02/01/28		1,193	—
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25		240	183,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24		110	112,200
5.500%	01/15/28		160	157,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	(a)	288	276,480
5.125%	02/01/25		270	266,625
5.250%	05/01/23		20	20,000
6.750%	03/15/24		805	845,250
Gtd. Notes, 144A
5.000%	01/15/28		40	37,200
5.875%	04/15/26		43	43,323
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		200	242,533
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		150	157,902
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25	(a)	425	365,500
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20		100	102,735
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23	(a)	325	333,938
Gtd. Notes, 144A
5.500%	09/15/24	(a)	275	275,000
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26		110	107,800
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	(a)	355	343,463
5.625%	10/15/23		764	764,955

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
5.125%	05/01/25		325	$308,953
7.500%	01/01/22		380	395,200
Sr. Sec’d. Notes
4.375%	10/01/21		85	83,619
4.500%	04/01/21		334	330,660
Sr. Sec’d. Notes, 144A
4.625%	07/15/24	(a)	948	897,946
Sr. Unsec’d. Notes
6.750%	02/01/20		22	22,495
6.750%	06/15/23	(a)	1,496	1,488,519
8.125%	04/01/22		239	249,879
Sr. Unsec’d. Notes, 144A
7.000%	08/01/25		204	202,470
Tennant Co.,
Gtd. Notes
5.625%	05/01/25		143	141,928
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26		260	232,180
5.375%	12/15/24		15	14,288
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25		328	326,360
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		163	160,963
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23		206	198,790
5.000%	01/31/28		115	108,963
6.625%	06/15/25		10	10,650
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Second Lien
— %(p)	10/10/99		725	7
— %(p)	12/30/18		165	2
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		185	176,880
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21		300	301,527
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33		340	419,776
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26		58	54,158
4.750%	02/01/28		183	169,504
6.375%	03/01/25		1,073	1,110,769
6.500%	01/15/24		160	167,200
6.500%	01/15/26		1,100	1,134,374
Toll Brothers Finance Corp.,
Gtd. Notes
4.350%	02/15/28		25	22,344
5.625%	01/15/24		80	82,400

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22		290	$291,537
6.375%	06/15/26		2	1,985
6.500%	07/15/24		160	162,800
6.500%	05/15/25		293	296,296
TransMontaigne Partners LP/TLP Finance Corp.,
Gtd. Notes
6.125%	02/15/26		49	49,490
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		88	87,670
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24		272	274,720
Transocean, Inc.,
Gtd. Notes
5.800%	10/15/22		43	42,678
6.800%	03/15/38		243	197,438
7.500%	04/15/31	(a)	89	82,548
9.350%	12/15/41		115	114,425
Gtd. Notes, 144A
7.500%	01/15/26		246	249,844
9.000%	07/15/23		170	182,963
Travelport Corporate Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	03/15/26		109	109,818
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24	(a)	365	371,388
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25		185	175,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25		433	429,211
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21	(a)	320	308,000
5.250%	06/01/22		140	134,750
7.750%	08/15/25		120	118,800
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25		84	81,585
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26		96	95,400
Tutor Perini Corp.,
Gtd. Notes, 144A
6.875%	05/01/25	(a)	377	377,471
Tyson Foods, Inc.,
Gtd. Notes
4.875%	08/15/34		70	70,538
Ultra Resources, Inc.,
Gtd. Notes, 144A
6.875%	04/15/22	(a)	544	412,080
7.125%	04/15/25	(a)	133	93,433

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		208	$207,480
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27		83	84,321
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28		171	170,226
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30		243	225,284
United Continental Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24	(a)	220	211,750
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	(a)	205	195,263
4.875%	01/15/28		323	299,082
5.500%	07/15/25		105	105,788
5.500%	05/15/27		695	674,150
5.750%	11/15/24		625	635,156
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33		270	282,150
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26		164	161,747
6.875%	08/15/25		29	29,173
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23		29	28,074
2.875%	03/15/22		55	54,254
3.750%	07/15/25		100	100,017
4.625%	07/15/35		100	105,173
4.700%	02/15/21		95	98,600
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23		330	315,150
Sr. Sec’d. Notes, 144A
6.000%	04/15/23		552	532,335
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23		90	86,400
5.125%	02/15/25		83	76,671
6.750%	09/15/22		9	9,213
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24		156	156,390
USA Compression Partners LP/USA Compression Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/01/26		107	110,745
USG Corp.,
Gtd. Notes, 144A
4.875%	06/01/27		320	327,200
USIS Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/25		82	81,590

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21		45	$44,269
5.875%	05/15/23		3,351	3,147,845
6.125%	04/15/25	(a)	693	638,426
6.750%	08/15/21		113	114,271
7.250%	07/15/22	(a)	656	671,849
7.500%	07/15/21		83	84,297
9.000%	12/15/25		342	354,380
9.250%	04/01/26		113	117,379
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		500	492,750
6.500%	03/15/22		59	61,065
7.000%	03/15/24		581	609,149
Sr. Unsec’d. Notes, 144A
8.500%	01/31/27		71	71,888
Valero Energy Corp.,
Gtd. Notes
7.500%	04/15/32		30	38,372
Vantiv LLC/Vanity Issuer Corp.,
Gtd. Notes, 144A
4.375%	11/15/25		200	190,844
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25		315	300,825
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24		270	265,651
VEREIT Operating Partnership LP,
Gtd. Notes
4.600%	02/06/24		200	200,074
4.875%	06/01/26		50	49,847
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.125%	03/16/22		132	130,193
4.272%	01/15/36		450	415,124
4.400%	11/01/34		283	263,935
4.500%	08/10/33		1,200	1,162,057
5.012%	08/21/54		55	51,681
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24	(a)	647	634,060
Viacom, Inc.,
Jr. Sub. Notes
5.875%	02/28/57		151	142,695
6.250%	02/28/57		63	59,693
Sr. Unsec’d. Notes
3.875%	04/01/24		93	89,977
4.375%	03/15/43		41	34,401
6.875%	04/30/36		150	162,077
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23		624	692,569
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.950%	01/15/22		325	321,426
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23	(a)	550	523,875

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Vistra Energy Corp.,
Gtd. Notes
5.875%	06/01/23	(a)	350	$360,063
7.375%	11/01/22		90	94,050
7.625%	11/01/24		440	469,150
Gtd. Notes, 144A
8.000%	01/15/25		85	91,269
8.125%	01/30/26		109	118,401
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28		111	104,863
Voya Financial, Inc.,
Gtd. Notes
3.650%	06/15/26		127	120,132
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25		190	182,400
Walgreen Co.,
Gtd. Notes
4.400%	09/15/42		100	89,269
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34		127	119,266
Warner Media LLC,
Gtd. Notes
3.550%	06/01/24		230	221,776
3.600%	07/15/25		70	66,557
4.750%	03/29/21		100	103,189
Weatherford International LLC,
Gtd. Notes, 144A
9.875%	03/01/25		35	35,175
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42		141	105,398
6.500%	08/01/36		97	75,903
6.750%	09/15/40		27	21,398
7.000%	03/15/38		26	20,735
8.250%	06/15/23		80	79,367
9.875%	02/15/24		92	92,891
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24		175	192,719
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25		148	147,260
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.500%	03/04/21		89	87,014
3.069%	01/24/23		600	583,461
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24		200	193,217
Sub. Notes
5.375%	11/02/43		150	156,633
Sub. Notes, MTN
3.450%	02/13/23		475	465,515
4.100%	06/03/26		724	709,449
Welltower, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/24		227	230,824

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24		110	$108,075
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26		275	267,438
Westlake Chemical Corp.,
Gtd. Notes
3.600%	07/15/22		100	98,582
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	(a)	469	479,304
6.250%	04/01/23		157	160,925
Sr. Unsec’d. Notes, 144A
6.625%	01/15/26	(a)	81	83,430
WildHorse Resource Development Corp.,
Gtd. Notes
6.875%	02/01/25		145	147,719
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		170	164,475
4.550%	06/24/24		10	10,000
5.750%	06/24/44		90	93,038
7.500%	01/15/31		7	8,325
7.750%	06/15/31		49	58,858
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25		313	305,339
Windstream Services LLC/Windstream Finance Corp.,
Gtd. Notes
6.375%	08/01/23		10	5,900
Gtd. Notes, 144A
6.375%	08/01/23		34	20,060
8.750%	12/15/24		1,610	1,018,324
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42		44	40,622
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26		184	182,390
Sr. Sec’d. Notes, 144A
4.875%	11/01/24		25	24,375
5.000%	08/01/23		160	159,200
5.625%	04/15/22		303	309,784
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.750%	06/01/26		164	163,539
6.000%	01/15/22		93	96,720
8.250%	08/01/23		25	28,313
WR Grace & Co.,
Gtd. Notes, 144A
5.625%	10/01/24		40	41,700
WW Grainger, Inc.,
Sr. Unsec’d. Notes
4.600%	06/15/45		100	102,970
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
4.150%	04/01/24		40	39,350
4.500%	04/01/27		41	39,873

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
5.100%	10/01/25	19	$19,451
Wyndham Hotels & Resorts, Inc.,
Gtd. Notes, 144A
5.375%	04/15/26	39	38,708
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	630	618,975
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/01/36	52	66,696
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23	30	30,788
6.500%	06/15/22	658	672,805
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23	416	423,280
6.375%	05/15/25	424	431,950
Gtd. Notes, 144A
5.750%	01/15/27	187	183,728

			282,082,345

Venezuela — 0.0%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%(d)	04/12/27	615	141,403
5.500%(d)	04/12/37	70	15,749
6.000%(d)	11/15/26	98	20,579
9.000%(d)	11/17/21	130	31,199
9.750%(d)	05/17/35	170	40,085
12.750%(d)	02/17/22	160	41,119
Sr. Sec’d. Notes
8.500%	10/27/20	135	116,438

			406,572

TOTAL CORPORATE BONDS (cost $363,699,303)			354,016,558

MUNICIPAL BONDS — 0.0%
California — 0.0%
City of Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39	90	114,773

New York — 0.0%
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	195	207,104
5.647%	11/01/40	45	55,742

			262,846

TOTAL MUNICIPAL BONDS (cost $363,581)			377,619

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.9%
Adjustable Rate Mortgage Trust,
Series 2004-5, Class 2A1
3.923%(cc)	04/25/35	1,025	1,043,182

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust,
Series 2004-24CB, Class 2A1
5.000%	11/25/19	61	$60,518
Series 2004-25CB, Class A1
6.000%	12/25/34	1,390	1,415,629
Series 2004-27CB, Class A1
6.000%	12/25/34	543	547,144
Series 2004-32CB, Class 2A5
5.500%	02/25/35	409	411,823
Series 2005-21CB, Class A17
6.000%	06/25/35	851	829,186
Series 2005-64CB, Class 1A15
5.500%	12/25/35	1,468	1,444,230
Series 2005-J1, Class 6A1
5.000%	02/25/20	224	224,765
Series 2005-J3, Class 3A1
6.500%	09/25/34	53	53,630
Banc of America Alternative Loan Trust,
Series 2006-5, Class 3A1
6.000%	06/25/46	113	112,612
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 11A
4.250%(cc)	05/25/34	370	380,284
Series 2004-9, Class 22A1
3.977%(cc)	11/25/34	256	259,272
Series 2005-6, Class 1A1
3.925%(cc)	08/25/35	293	269,816
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2, 1 Month LIBOR + 0.400%
2.491%(c)	10/25/34	227	196,965
Series 2005-AC6, Class 1A2, IO, 1 Month LIBOR x (1) + 5.000%
2.909%(c)	09/25/35	1,833	114,526
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC1, Class A2, 1 Month LIBOR + 0.500%
2.591%(c)	03/25/34	406	398,682
CHL Mortgage Pass-Through Trust,
Series 2007-2, Class A16
6.000%	03/25/37	702	576,211
Series 2007-9, Class A11
5.750%	07/25/37	1,171	1,051,793
Citigroup Mortgage Loan Trust,
Series 2003-1, Class 3A5
5.250%	09/25/33	337	338,043
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.400%
3.630%(c)	10/25/35	573	580,602
Series 2006-4, Class 2A1A
6.000%	12/25/35	1,220	1,222,184
COLT Mortgage Loan Trust,
Series 2018-2, Class A1, 144A
3.470%(cc)	07/27/48	1,978	1,978,112
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680%
2.771%(c)	02/25/35	385	372,061
Series 2004-9, Class A7
5.250%	06/25/34	202	205,446
Series 2004-J3, Class A7
5.500%	05/25/34	101	102,705

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-31, Class 3A1
3.602%(cc)	01/25/36	921	$904,128
Series 2005-HYB1, Class 4A1
3.529%(cc)	03/25/35	267	257,226
Series 2005-HYB3, Class 2A2A
3.728%(cc)	06/20/35	1,271	1,278,867
Series 2006-10, Class 1A11
5.850%	05/25/36	126	105,929
Series 2006-15, Class A1
6.250%	10/25/36	176	148,605
Series 2006-18, Class 2A7
6.000%	12/25/36	239	211,985
Series 2006-HYB1, Class 2A2C
3.357%(cc)	03/20/36	810	745,220
Series 2006-HYB2, Class 2A1B
3.456%(cc)	04/20/36	1,437	1,325,254
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2005-10, Class 12A1
5.250%	11/25/20	18	16,124
Series 2005-10, Class 1A1
5.000%	11/25/20	175	153,100
Deephaven Residential Mortgage Trust,
Series 2018-2A, Class A1, 144A^
3.479%(cc)	04/25/58	2,909	2,908,871
Fannie Mae Connecticut Avenue Securities,
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250%
4.341%(c)	07/25/30	2,000	2,012,684
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	176	203,265
Series 2002-T19, Class A2
7.000%	07/25/42	297	332,096
Fannie Mae Interest Strip,
Series 417, Class C11, IO
2.500%	02/25/28	2,187	154,760
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	772	825,321
Series 2003-W10, Class 3A5
4.299%	06/25/43	505	512,701
Series 2004-W11, Class 1A1
6.000%	05/25/44	485	543,533
Series 2004-W11, Class 1PO, PO
1.000%(s)	05/25/44	360	271,264
Series 2004-W12, Class 1A2
6.500%	07/25/44	306	341,528
Series 2004-W12, Class 1PO, PO
1.000%(s)	07/25/44	514	433,537
Series 2009-W1, Class A
6.000%	12/25/49	223	246,369
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	230	249,853
Series 2003-49, Class YC
4.000%	06/25/23	125	126,781
Series 2003-78, Class B
5.000%	08/25/23	328	341,109
Series 2004-35, Class AZ

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
4.500%	05/25/34	461	$482,580
Series 2004-70, Class EB
5.000%	10/25/24	54	56,228
Series 2006-118, Class A2, 1 Month LIBOR + 0.060%
2.087%(c)	12/25/36	60	59,460
Series 2006-44, Class P, PO
1.000%(s)	12/25/33	48	39,453
Series 2006-77, Class PC
6.500%	08/25/36	84	92,325
Series 2006-8, Class FH, 1 Month LIBOR + 0.250%
2.341%(c)	03/25/36	556	552,428
Series 2007-109, Class YI, IO, 1 Month LIBOR x (1) + 6.450%
4.359%(c)	12/25/37	563	49,583
Series 2008-85, Class EB
5.000%	09/25/28	48	50,205
Series 2010-10, Class NT
5.000%	02/25/40	1,450	1,541,511
Series 2011-52, Class GB
5.000%	06/25/41	458	488,320
Series 2011-84, Class PZ
5.250%	09/25/41	429	482,298
Series 2012-13, Class JP
4.500%	02/25/42	176	182,051
Series 2012-16, Class GC
2.500%	11/25/41	2,280	2,182,431
Series 2012-79, Class TP
6.500%	07/25/42	141	153,191
Series 2013-13, Class IK, IO
2.500%	03/25/28	1,654	128,222
Series 2013-31, Class NC
3.000%	04/25/43	554	530,798
Series 2013-4, Class AJ
3.500%	02/25/43	519	522,301
Series 2013-83, Class CA
3.500%	10/25/37	375	378,398
Series 2016-25, Class FL, 1 Month LIBOR + 0.500%
2.591%(c)	05/25/46	1,766	1,782,464
Series 2016-38, Class NA
3.000%	01/25/46	1,717	1,696,932
Series 2016-5, Class KB
2.500%	02/25/46	680	590,423
Series 2016-59, Class CA
3.500%	09/25/43	1,103	1,108,696
Series 2016-64, Class FA, 1 Month LIBOR + 0.500%
2.591%(c)	09/25/46	1,318	1,330,587
Series 2016-95, Class UH
3.500%	02/25/45	2,051	2,069,540
Series 2017-41, Class ME
3.000%	05/25/53	11,498	11,334,258
Fannie Mae Trust,
Series 2003-W3, Class 2A5
5.356%	06/25/42	215	230,552
Series 2003-W6, Class 1A41
5.398%	10/25/42	415	443,408
Series 2003-W6, Class F, 1 Month LIBOR + 0.350%
2.310%(c)	09/25/42	486	483,791
Series 2004-W1, Class 1A7

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
5.681%	11/25/43	779	$839,298
Series 2004-W9, Class 1PO, PO
1.000%(s)	02/25/44	472	396,770
FHLMC Structured Pass-Through Securities,
Series T-48, Class 1A4
5.538%	07/25/33	565	600,457
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR7, Class 4A1
3.767%(cc)	02/25/35	233	232,858
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	653	718,916
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	217	233,604
Series 2768, Class PK
5.000%	03/15/34	117	123,509
Series 2846, Class GB
5.000%	08/15/24	391	407,404
Series 2877, Class PB
5.500%	10/15/34	805	856,501
Series 2902, Class QG
5.500%	12/15/34	157	169,279
Series 3158, Class NE
5.500%	05/15/36	180	194,655
Series 3187, Class Z
5.000%	07/15/36	324	345,538
Series 3443, Class PT
6.500%	03/15/37	537	589,723
Series 3704, Class DC
4.000%	11/15/36	139	141,337
Series 3816, Class HN
4.500%	01/15/41	485	513,105
Series 3819, Class JP
4.000%	08/15/39	37	37,080
Series 3827, Class BM
5.500%	08/15/39	388	401,036
Series 3829, Class BE
3.500%	03/15/26	1,000	1,014,569
Series 3895, Class BF, 1 Month LIBOR + 0.500%
2.573%(c)	07/15/41	298	302,166
Series 3920, Class LP
5.000%	01/15/34	279	293,237
Series 4054, Class HI, IO
3.000%	05/15/26	1,558	86,713
Series 4168, Class JA
3.500%	02/15/43	157	156,321
Series 4199, Class FB, 1 Month LIBOR + 0.300%
2.373%(c)	05/15/40	6,689	6,708,698
Series 4304, Class DW
2.500%	12/15/27	3,000	2,816,463
Series 4374, Class NC
3.750%	02/15/46	555	561,684
Series 4471, Class JB
3.500%	09/15/43	1,802	1,793,717
Series 4494, Class KA
3.750%	10/15/42	5,765	5,880,679
Series 4565, Class DM

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
3.000%	02/15/42	770	$764,920
Series 4566, Class CA
3.000%	01/15/43	568	564,719
Series 4631, Class G
2.500%	07/15/45	1,000	962,637
Series 4648, Class FA, 1 Month LIBOR + 0.500%
2.573%(c)	01/15/47	13,699	13,861,467
Series 4661, Class AC
4.000%	04/15/43	9,241	9,478,983
Series 4685, Class PA
3.000%	11/15/44	3,793	3,748,957
Series 4735, Class FB, 1 Month LIBOR + 0.350%
2.423%(c)	12/15/47	4,588	4,598,776
Series 4764, Class NK
3.500%	09/15/43	6,250	6,311,382
Series 4790, Class ED
3.500%	08/15/42	3,502	3,519,600
Series 4800, Class PA
3.500%	07/15/43	2,181	2,202,102
Freddie Mac Strips,
Series 263, Class F5, 1 Month LIBOR + 0.500%
2.573%(c)	06/15/42	279	282,756
Series 279, Class 35
3.500%	09/15/42	700	699,024
Series 304, Class C32, IO
3.000%	12/15/27	1,167	86,017
Fremont Home Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.825%
2.916%(c)	01/25/34	1,397	1,382,712
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	358	370,925
Series 2004-19, Class KE
5.000%	03/16/34	699	755,748
Series 2005-3, Class QB
5.000%	01/16/35	250	268,841
Series 2008-38, Class BG
5.000%	05/16/38	360	388,730
Series 2011-22, Class WA
5.904%(cc)	02/20/37	296	326,278
Series 2012-80, Class IB, IO, 1 Month LIBOR x (1) + 6.800%
0.300%(c)	10/20/39	7,510	40,144
Series 2012-H24, Class FG, 1 Month LIBOR + 0.430%
2.347%(c)	04/20/60	132	132,327
Series 2012-H31, Class FD, 1 Month LIBOR + 0.340%
2.257%(c)	12/20/62	660	658,963
Series 2013-H04, Class BA
1.650%	02/20/63	611	600,830
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400%
2.317%(c)	02/20/62	128	128,320
Series 2017-162, Class PL
3.000%	10/20/47	1,320	1,204,010
Series 2017-H23, Class FA, 1 Month LIBOR + 0.480%
2.397%(c)	10/20/67	1,707	1,715,112
GSR Mortgage Loan Trust,
Series 2004-14, Class 5A1
3.611%(cc)	12/25/34	304	311,100

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3, 1 Month LIBOR + 1.100%
3.191%(c)	09/25/34	167	$166,834
Impac CMB Trust,
Series 2004-4, Class 1A2, 1 Month LIBOR + 0.620%
2.711%(c)	09/25/34	1,143	1,139,347
Series 2004-5, Class 1M3, 1 Month LIBOR + 0.945%
3.036%(c)	10/25/34	234	221,388
Series 2004-9, Class 1A1, 1 Month LIBOR + 0.760%
2.851%(c)	01/25/35	884	869,593
Series 2004-10, Class 3A1, 1 Month LIBOR + 0.700%
2.791%(c)	03/25/35	606	568,806
Series 2005-4, Class 1A1A, 1 Month LIBOR + 0.540%
2.631%(c)	05/25/35	257	256,616
Series 2005-8, Class 1AM, 1 Month LIBOR + 0.700%
2.791%(c)	02/25/36	1,350	1,261,590
Series 2007-A, Class M3, 1 Month LIBOR + 2.250%, 144A
4.341%(c)	05/25/37	1,089	988,251
JP Morgan Alternative Loan Trust,
Series 2007-A2, Class 12A3, 1 Month LIBOR + 0.190%
2.281%(c)	06/25/37	842	838,687
JPMorgan Mortgage Trust,
Series 2004-A6, Class 3A3
3.627%(cc)	12/25/34	222	222,940
Series 2005-A3, Class 4A1
3.701%(cc)	06/25/35	161	162,926
Series 2005-A8, Class 2A3
3.501%(cc)	11/25/35	248	241,671
Series 2006-S2, Class 2A1
5.000%	06/25/21	39	36,483
Series 2007-A1, Class 3A2
3.982%(cc)	07/25/35	584	594,361
Series 2007-S3, Class 2A3
6.000%	08/25/22	151	142,186
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A7
3.915%(cc)	11/21/34	209	214,163
MASTR Alternative Loan Trust,
Series 2004-6, Class 8A1
5.500%	07/25/34	998	1,021,416
Series 2005-3, Class 4A1
5.500%	03/25/20	41	40,814
Series 2005-6, Class 1A2
5.500%	12/25/35	493	471,773
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	182	185,268
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1, 1 Month LIBOR + 0.780%
2.871%(c)	03/25/28	217	215,082
Series 2003-F, Class A1, 1 Month LIBOR + 0.640%
2.731%(c)	10/25/28	221	219,121
Series 2004-B, Class A1, 1 Month LIBOR + 0.500%
2.591%(c)	05/25/29	202	198,170
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
3.921%(cc)	07/25/34	140	139,958
Series 2004-5AR, Class 4A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
4.235%(cc)	07/25/34	351	$346,489
Series 2006-7, Class 1A
5.000%	06/25/21	96	84,479
MortgageIT Trust 2005-2,
Series 2005-2, Class 1A2, 1 Month LIBOR + 0.660%
2.751%(c)	05/25/35	369	365,886
Opteum Mortgage Acceptance Corp. Trust,
Series 2006-1, Class 1APT, 1 Month LIBOR + 0.210%
2.301%(c)	04/25/36	220	206,030
Residential Asset Securitization Trust,
Series 2004-A3, Class A7
5.250%	06/25/34	285	292,682
Residential Funding Mortgage Securities I,
Series 2003-S14, Class A5, 1 Month LIBOR + 0.400%
2.491%(c)	07/25/18	1	586
Series 2005-S9, Class A5
5.750%	12/25/35	191	180,640
Series 2007-S9, Class 2A1
5.500%	09/25/22	2	1,533
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1, 1 Month LIBOR + 0.200%
2.284%(c)	07/20/36	614	585,794
Series 2018-2, Class A4, 144A
3.500%(cc)	02/25/48	1,452	1,444,582
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 9A
3.709%(cc)	09/25/34	527	533,993
Series 2004-8, Class 3A
3.929%(cc)	07/25/34	376	374,595
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370%
2.461%(c)	07/25/34	379	379,637
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1, 1 Month LIBOR + 0.700%
2.785%(c)	01/19/34	570	556,982
Structured Asset Mortgage Investments Trust,
Series 2004-AR1, Class 1A1, 1 Month LIBOR + 0.700%
2.785%(c)	03/19/34	636	628,605
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-26A, Class 3A5
3.624%(cc)	09/25/33	357	359,658
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR3, Class A2
3.657%(cc)	03/25/35	436	440,889
Series 2005-AR7, Class A3
3.520%(cc)	08/25/35	233	234,311
Series 2005-AR8, Class 2AB2, 1 Month LIBOR + 0.840%
2.931%(c)	07/25/45	2,085	2,083,975
Series 2006-AR17, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.810%
2.274%(c)	12/25/46	1,077	1,058,965
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-2, Class 1A12
5.750%	03/25/36	258	253,748
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-G, Class A1
3.600%(cc)	06/25/33	717	725,825
Series 2003-H, Class A1
3.620%(cc)	09/25/33	84	84,754

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2003-N, Class 2A1
3.584%(cc)	12/25/33	297	$299,737
Series 2004-DD, Class 2A6
3.784%(cc)	01/25/35	591	609,164
Series 2004-R, Class 2A1
3.603%(cc)	09/25/34	163	168,632
Series 2004-W, Class A1
3.720%(cc)	11/25/34	334	337,113
Series 2005-AR4, Class 2A2
3.970%(cc)	04/25/35	185	186,610
Series 2006-AR6, Class 7A1
3.654%(cc)	03/25/36	350	355,493
Series 2007-2, Class 3A5
5.250%	03/25/37	107	109,268
Series 2007-7, Class A43, 1 Month LIBOR + 0.500%
2.591%(c)	06/25/37	63	53,947

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $164,164,101)			163,424,708

SOVEREIGN BONDS — 1.1%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.500%	11/12/25	800	872,455
Sr. Unsec’d. Notes, 144A
9.375%	05/08/48	200	201,671
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
— %(p)	12/15/35	886	50,966
6.875%	04/22/21	1,200	1,182,041
6.875%	01/11/48	128	95,809
7.125%	06/28/2117	159	121,079
7.625%	04/22/46	150	121,049
8.280%	12/31/33	308	288,441
Armenia International Bond (Armenia),
Sr. Unsec’d. Notes
7.150%	03/26/25	300	313,649
Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24	200	198,118
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
5.500%	03/31/20	200	197,320
5.875%	01/26/21	200	196,822
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
4.854%	02/06/24	250	256,579
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45	300	237,453
6.000%	04/07/26	400	408,800
8.250%	01/20/34	250	285,125
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27	400	386,800
5.000%	06/15/45	850	836,188
7.375%	09/18/37	100	124,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
4.375%	04/30/25	200	$184,711
7.000%	04/04/44	300	292,499
7.158%	03/12/45	400	394,999
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.000%	01/26/24	458	492,121
6.750%	11/05/19	200	208,422
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.875%	04/18/24	470	480,913
5.950%	01/25/27	250	246,875
6.875%	01/29/26	200	211,869
7.450%	04/30/44	200	207,499
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.950%	06/20/24	245	216,262
10.750%	03/28/22	200	205,339
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
5.875%	06/11/25	200	186,025
7.903%	02/21/48	200	181,967
Sr. Unsec’d. Notes, MTN
6.125%	01/31/22	200	196,610
7.500%	01/31/27	200	196,603
8.500%	01/31/47	300	290,285
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25	170	158,931
6.375%	01/18/27	76	70,869
7.375%	12/01/19	200	204,251
7.625%	02/01/41	150	145,355
7.650%	06/15/35	299	292,326
7.750%	01/24/23	250	261,840
8.250%	04/10/32	198	203,849
Ethiopia International Bond (Ethiopia),
Sr. Unsec’d. Notes
6.625%	12/11/24	200	195,539
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
8.125%	01/18/26	200	204,999
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes
6.250%	01/19/27	200	200,179
8.750%	12/16/20	200	216,189
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24	410	435,533
5.750%	11/22/23	860	925,248
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
6.625%	02/17/37	400	458,885
Sr. Unsec’d. Notes, MTN
5.875%	01/15/24	200	214,159
6.750%	01/15/44	200	237,981
Instituto Costarricense de Electricidad (Costa Rica),
Sr. Unsec’d. Notes
6.375%	05/15/43	200	165,999

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes
6.752%	03/09/23		200	$191,847
Unsec’d. Notes
5.800%	01/15/28		350	313,461
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		286	264,396
6.625%	03/22/48	EUR	200	219,670
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	06/24/19		34	34,680
8.000%	03/15/39		400	447,040
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
7.375%	10/10/47		200	183,132
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes
3.875%	10/14/24		251	251,838
4.875%	10/14/44		300	289,947
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24		500	493,231
Sr. Unsec’d. Notes, 144A
8.250%	02/28/48		300	280,902
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, GMTN
6.375%	03/09/20		432	413,614
Sr. Unsec’d. Notes, MTN
8.250%	04/12/21		730	695,689
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	01/11/28		999	944,555
4.600%	01/23/46		250	230,000
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		50	49,225
Sr. Unsec’d. Notes, MTN
3.625%	03/15/22		100	100,159
5.550%	01/21/45		320	334,400
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, MTN
8.750%	03/09/24		200	214,329
10.875%	04/06/21		200	222,880
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.696%	02/23/38		276	260,754
Sr. Unsec’d. Notes, MTN
6.500%	11/28/27		450	418,172
Sr. Unsec’d. Notes, MTN, 144A
7.625%	11/28/47		200	182,183
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26		300	274,913
5.375%	03/08/27		300	282,539
6.500%	03/08/47		788	705,292
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.250%	04/15/19		800	789,647

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.300%	04/29/53		400	$373,000
6.700%	01/26/36		250	306,250
9.375%	04/01/29		320	448,000
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.000%	04/15/26		400	400,999
6.100%	08/11/44		600	613,499
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
7.750%	01/14/31		300	394,878
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes
9.950%	06/09/21		260	268,059
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes
7.450%	09/01/24		150	134,687
7.125%	06/10/21		150	141,749
Provincia de Mendoza Argentina (Argentina),
Sr. Unsec’d. Notes
8.375%	05/19/24		300	276,399
Republic of Angola Via Northern Lights III BV (Angola),
Sr. Sec’d. Notes
7.000%	08/17/19		78	78,355
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
3.500%	09/01/32		200	164,699
Republic of Belarus International Bond (Belarus),
Sr. Unsec’d. Notes
6.875%	02/28/23		200	206,789
7.625%	06/29/27		500	521,975
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN
4.375%	08/22/23		250	251,887
Sr. Unsec’d. Notes, 3, MTN
6.750%	02/07/22		212	230,982
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
5.875%	09/16/43		400	429,751
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
6.750%	03/13/48		200	170,722
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
4.875%	02/25/20		200	203,108
7.250%	09/28/21		400	436,499
South Africa Government Bond (South Africa),
Bonds
8.750%	02/28/48	ZAR	3,700	245,480
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.000%	10/12/46		400	332,264
5.875%	05/30/22		200	209,251
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.250%	10/04/20		500	506,249
6.850%	11/03/25		300	290,262

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23	945	$837,954
4.875%	04/16/43	200	148,742
6.000%	01/14/41	400	339,002
7.375%	02/05/25	400	413,600
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20	600	596,440
7.750%	09/01/25	222	207,816
Ukreximbank Via Biz Finance PLC (Ukraine),
Sr. Unsec’d. Notes
9.625%	04/27/22	150	150,029
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55	450	436,500
5.100%	06/18/50	300	294,900
7.875%	01/15/33	350	457,048
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes(d)
6.000%	12/09/20	80	20,999
7.650%	04/21/25	187	50,247
7.750%	10/13/19	83	22,551
8.250%	10/13/24	230	62,491
9.000%	05/07/23	395	106,649
9.250%	05/07/28	280	75,795
11.750%	10/21/26	110	31,207
12.750%	08/23/22	160	44,591
Zambia Government International Bond (Zambia),
Unsec’d. Notes
5.375%	09/20/22	250	207,837

TOTAL SOVEREIGN BONDS (cost $38,611,258)			36,388,682

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.4%
Fannie Mae Principal Strip, MTN
3.391%(s)	05/15/30	900	600,274
Federal Home Loan Mortgage Corp.
3.000%	08/01/32	3,834	3,810,130
3.000%	11/01/32	1,191	1,183,183
3.000%	11/01/42	1,109	1,082,075
3.500%	03/01/32	691	700,641
3.500%	03/01/32	232	232,216
3.500%	11/01/47	1,493	1,492,850
4.000%	02/01/26	266	273,223
4.000%	09/01/42	1,260	1,296,373
4.000%	10/01/42	586	602,665
4.000%	09/01/47	1,437	1,466,587
4.500%	09/01/24	71	72,274
4.500%	08/01/30	256	266,949
4.500%	03/01/44	1,031	1,086,050
4.500%	11/01/45	1,187	1,237,290
4.500%	08/01/46	1,498	1,560,245
4.500%	04/01/47	843	879,299
4.500%	05/01/47	1,396	1,458,901
4.500%	05/01/47	468	487,514
4.500%	07/01/47	1,002	1,064,527
5.000%	04/01/22	64	65,119

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	07/01/23	178	$184,710
5.000%	10/01/23	75	79,150
5.000%	11/01/23	35	35,297
5.000%	06/01/30	198	209,849
5.000%	11/01/33	1,935	2,066,176
5.000%	10/01/40	544	580,812
5.500%	06/01/23	94	97,598
5.500%	12/01/24	108	111,111
5.500%	04/01/27	70	75,265
5.500%	06/01/35	151	163,729
5.500%	06/01/37	52	55,112
7.000%	11/01/37	169	190,113
Federal National Mortgage Assoc.
2.090%	11/01/22	884	851,648
2.330%	01/01/23	934	907,902
2.340%	12/01/22	997	967,109
2.340%	12/01/22	898	873,883
2.350%	05/01/23	861	835,032
2.370%	12/01/22	762	741,916
2.450%	04/01/23	921	897,202
2.463%(s)	10/09/19	1,500	1,452,224
2.570%	03/01/23	1,111	1,089,053
2.590%	10/01/28	1,400	1,290,727
2.619%	12/01/22	643	630,159
2.710%	11/01/28	1,300	1,214,576
2.780%	03/01/26	1,625	1,567,458
2.870%	02/01/32	660	612,317
2.960%	04/01/22	888	885,202
2.990%	07/01/29	2,000	1,903,135
3.000%	03/01/32	4,472	4,448,702
3.000%	05/01/32	3,725	3,708,556
3.000%	06/01/43	1,237	1,208,298
3.030%	12/01/21	1,493	1,491,346
3.060%	08/01/32	1,160	1,089,701
3.070%	08/01/29	1,967	1,887,592
3.070%	12/01/31	3,899	3,737,159
3.080%	12/01/29	1,230	1,178,313
3.120%	07/01/29	2,000	1,927,097
3.190%	06/01/29	4,000	3,901,520
3.190%	02/01/30	420	405,488
3.210%	03/01/29	4,000	3,887,807
3.240%	01/01/33	960	922,487
3.250%	02/01/30	5,130	4,999,716
3.270%	01/01/27	1,798	1,785,527
3.280%	02/01/29	2,000	1,965,471
3.340%	11/01/30	433	426,344
3.430%	06/01/26	936	940,010
3.480%	01/01/31	2,400	2,352,735
3.500%	08/01/32	599	607,761
3.500%	10/01/32	743	750,909
3.500%	11/01/32	563	568,963
3.500%	03/01/33	689	696,405
3.500%	04/01/33	813	822,128
3.500%	04/01/33	798	799,719
3.500%	05/01/33	874	884,118
3.500%	09/01/42	823	822,793
3.500%	10/01/42	806	805,827
3.500%	01/01/43	945	944,197

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	06/01/43	884	$887,058
3.500%	06/01/43	785	784,389
3.500%	07/01/43	1,883	1,886,785
3.500%	07/01/43	796	795,285
3.500%	01/01/44	1,233	1,232,894
3.550%	04/01/30	460	457,650
3.770%	09/01/21	1,500	1,535,234
3.817%	05/01/22	734	748,655
3.885%	08/01/25	1,137	1,172,728
4.000%	06/01/32	976	1,006,706
4.000%	06/01/33	568	585,794
4.000%	07/01/42	728	747,210
4.000%	06/01/43	954	979,013
4.000%	07/01/43	965	990,225
4.000%	09/01/43	3,047	3,126,418
4.000%	01/01/45	1,602	1,635,828
4.000%	06/01/47	2,171	2,221,240
4.000%	06/01/47	982	1,006,642
4.000%	06/01/47	971	995,971
4.000%	03/01/48	5,092	5,201,194
4.340%	04/01/20	931	952,834
4.381%	06/01/21	634	655,383
4.500%	06/01/26	437	451,507
4.500%	09/01/26	118	121,775
4.500%	04/01/44	843	884,258
4.500%	03/01/47	2,607	2,742,500
4.500%	04/01/47	981	1,033,731
4.630%	01/01/21	547	563,895
4.762%	08/01/26	1,275	1,363,795
5.000%	05/01/23	96	101,431
5.000%	06/01/23	117	120,365
5.000%	01/01/26	391	399,511
5.000%	12/01/29	174	184,032
5.000%	10/01/39	369	395,843
5.000%	01/01/40	1,863	2,014,270
5.000%	07/01/41	373	400,565
5.000%	01/01/44	1,500	1,592,515
5.500%	07/01/21	185	189,352
5.500%	01/01/22	43	44,408
5.500%	01/01/26	39	42,315
5.500%	06/01/26	35	37,643
5.500%	05/01/28	135	144,440
5.500%	05/01/33	232	251,505
5.500%	06/01/33	136	145,279
5.500%	10/01/33	139	150,807
5.500%	01/01/34	403	438,295
5.500%	02/01/35	186	202,527
5.500%	04/01/36	96	99,498
5.500%	04/01/37	233	252,658
5.500%	02/01/42	808	874,823
6.000%	10/01/22	226	234,958
6.000%	10/01/27	159	173,494
6.000%	11/01/27	129	140,810
6.000%	03/01/34	294	322,169
6.000%	12/01/37	10	10,133
6.000%	04/01/39	530	584,583
7.000%	01/01/39	195	221,622
7.500%	10/01/35	352	400,800

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Assoc.
4.500%	06/20/25		150	$157,081
4.500%	11/15/39		487	517,154
5.000%	04/15/25		1,032	1,098,312
5.000%	11/15/39		1,400	1,490,887
6.000%	01/15/40		650	712,387
Residual Funding Corp. Principal Strip
2.745%(s)	01/15/30		600	407,822
Tennessee Valley Authority, Sr. Unsec’d. Notes
5.880%	04/01/36		150	196,959
4.875%	01/15/48		520	633,119
Tennessee Valley Authority Generic Strip
3.196%(s)	04/01/26		1,500	1,161,480
3.276%(s)	06/15/27		3,167	2,349,825
Tennessee Valley Authority Principal Strip
3.840%(s)	06/15/35		775	418,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $150,582,184)				147,533,813

U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Bonds
2.875%	05/15/43		1,700	1,670,383
3.125%	05/15/48		180	184,999
3.625%	08/15/43		7,650	8,527,359
3.625%	02/15/44		5,380	6,001,852
3.750%	11/15/43		7,440	8,458,059
4.500%	02/15/36		536	655,386
4.500%	08/15/39		6,000	7,481,484
5.375%	02/15/31		31	39,422
5.500%	08/15/28		1,600	1,969,563
6.125%	08/15/29		3,000	3,926,602
U.S. Treasury Notes
0.750%	09/30/18		45	44,863
1.000%	11/30/18		2,000	1,991,094
1.125%	01/31/19	(k)	40,716	40,464,705
1.375%	05/31/20		4,000	3,913,594
1.375%	01/31/21		150	145,424
1.375%	06/30/23		10,000	9,366,016
1.375%	08/31/23		6,000	5,603,906
1.500%	08/31/18		8,000	7,994,560
1.500%	02/28/19		5,000	4,975,586
1.625%	08/31/22		1,500	1,436,543
1.750%	02/28/22		5,100	4,934,848
1.875%	08/31/24		420	398,393
2.000%	11/15/21		3,000	2,937,070
2.000%	06/30/24		873	834,909
2.125%	02/29/24		80	77,275
2.125%	05/15/25		11,300	10,813,129
2.500%	05/15/24		250	246,074
2.625%	05/15/21		555	555,243
2.750%	05/31/23		568	568,710
2.750%	11/15/23		7,000	6,997,266
2.875%	05/31/25		314	314,700
3.625%	02/15/20		21,000	21,370,780
U.S. Treasury Strip Principal
1.663%(s)	02/15/20		3,505	3,367,286
U.S. Treasury Strips Coupon
1.653%(s)	05/15/21		3,000	2,781,505

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
1.695%(s)	05/15/26	3,000	$2,392,526
2.255%(s)	11/15/22	400	354,505
2.310%(s)	08/15/32	390	255,710
2.496%(s)	11/15/30	400	276,967
2.506%(s)	08/15/20	1,150	1,089,337
2.562%(s)	08/15/25	8,404	6,850,916
2.617%(s)	11/15/26	4,749	3,728,827
3.938%(s)	11/15/31	465	312,340

TOTAL U.S. TREASURY OBLIGATIONS (cost $188,471,373)			186,309,716

TOTAL LONG-TERM INVESTMENTS (cost $2,770,598,690)			2,967,006,494

		Shares
SHORT-TERM INVESTMENTS — 14.3%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)		296,762,472	296,762,472
PGIM Institutional Money Market Fund (cost $178,784,828; includes $178,461,607 of cash collateral for securities on loan)(b)(w)		178,782,745	178,800,624

TOTAL SHORT-TERM INVESTMENTS (cost $475,547,300)			475,563,096

TOTAL INVESTMENTS — 103.5% (cost $3,246,145,990)			3,442,569,590
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (3.5)%			(117,091,198)

NET ASSETS — 100.0%			$3,325,478,392

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,926,461 and 0.1% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $174,028,761; cash collateral of $178,461,607 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of June 30, 2018.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(ss)	Represents zero coupon bond.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
676	10 Year Australian Treasury Bonds	Sep. 2018	$493,593,282	$842,381
337	10 Year U.S. Treasury Notes	Sep. 2018	40,503,188	376,492
581	20 Year U.S. Treasury Bonds	Sep. 2018	84,245,000	426,149
414	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	66,058,875	972,125
88	Hang Seng China Enterprises Index	Jul. 2018	16,110,228	52,335
1,554	Mini MSCI EAFE Index	Sep. 2018	151,934,580	(4,614,930)
954	Mini MSCI Emerging Markets Index	Sep. 2018	50,719,410	(3,215,675)
321	Russell 2000 E-Mini Index	Sep. 2018	26,442,375	(463,043)
1,101	S&P 500 E-Mini Index	Sep. 2018	149,824,081	(3,359,247)
405	S&P Mid Cap 400 E-Mini Index	Sep. 2018	79,222,050	(2,049,300)
116	S&P/TSX 60 Index	Sep. 2018	16,999,628	186,605
432	TOPIX Index	Sep. 2018	67,522,558	(1,694,440)

				(12,540,548)

Short Positions:
202	10 Year U.S. Treasury Notes	Sep. 2018	24,277,875	(227,227)
454	ASX SPI 200 Index	Sep. 2018	51,640,543	(1,121,934)
1,832	Euro Schatz. DUA Index	Sep. 2018	239,796,008	(155,218)
842	Euro STOXX 50 Index	Sep. 2018	33,343,322	765,330
5,398	MSCI Europe Index	Sep. 2018	135,878,233	2,338,721

				1,599,672

				$(10,940,876)

Cash and foreign currency of $14,765,894 and securities with a combined market value of $34,337,755 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/19/18	Australia and New Zealand Banking Group	AUD	442	$325,028	$327,398	$2,370	$—
British Pound,
Expiring 07/18/18	Citigroup Global Markets	GBP	1,178	1,573,409	1,556,387	—	(17,022)
Expiring 07/18/18	Toronto Dominion	GBP	28,685	38,211,379	37,890,265	—	(321,114)
Chilean Peso,
Expiring 07/19/18	Citigroup Global Markets	CLP	208,220	328,210	318,695	—	(9,515)
Expiring 07/19/18	Citigroup Global Markets	CLP	208,167	329,378	318,614	—	(10,764)
Chinese Renminbi,
Expiring 07/19/18	Citigroup Global Markets	CNH	4,287	669,211	645,825	—	(23,386)
Colombian Peso,
Expiring 07/19/18	Citigroup Global Markets	COP	959,306	326,739	326,998	259	—
Expiring 07/19/18	Citigroup Global Markets	COP	954,741	326,513	325,442	—	(1,071)
Expiring 07/19/18	Citigroup Global Markets	COP	953,554	324,448	325,037	589	—
Czech Koruna,
Expiring 07/19/18	Citigroup Global Markets	CZK	7,123	327,833	320,714	—	(7,119)
Euro,
Expiring 07/18/18	Australia and New Zealand Banking Group	EUR	2,904	3,382,689	3,396,318	13,629	—

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 07/18/18	Australia and New Zealand Banking Group	EUR	1,759	$2,055,699	$2,056,538	$839	$—
Expiring 07/18/18	Australia and New Zealand Banking Group	EUR	693	810,188	810,895	707	—
Expiring 07/18/18	State Street Bank	EUR	4,544	5,301,627	5,314,345	12,718	—
Indian Rupee,
Expiring 07/19/18	Citigroup Global Markets	INR	22,111	325,717	321,942	—	(3,775)
Indonesian Rupiah,
Expiring 07/19/18	Citigroup Global Markets	IDR	4,659,299	332,095	324,237	—	(7,858)
New Taiwanese Dollar,
Expiring 07/19/18	Citigroup Global Markets	TWD	19,840	667,708	651,575	—	(16,133)
Philippine Peso,
Expiring 07/19/18	Citigroup Global Markets	PHP	16,758	314,399	313,698	—	(701)
South African Rand,
Expiring 09/28/18	Citigroup Global Markets	ZAR	1,547	111,207	111,458	251	—
South Korean Won,
Expiring 07/19/18	Citigroup Global Markets	KRW	359,826	328,758	323,023	—	(5,735)
Thai Baht,
Expiring 07/19/18	Citigroup Global Markets	THB	10,600	330,885	320,112	—	(10,773)

				$56,703,120	$56,299,516	$31,362	$(434,966)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/19/18	National Australia Bank Ltd.	AUD	435	$324,994	$322,027	$2,967	$—
Expiring 07/19/18	National Australia Bank Ltd.	AUD	435	330,887	321,924	8,963	—
British Pound,
Expiring 07/18/18	Royal Bank of Scotland Group PLC	GBP	532	713,545	702,606	10,939	—
Expiring 07/30/18	Australia and New Zealand Banking Group	GBP	4,337	5,839,202	5,732,453	106,749	—
Chilean Peso,
Expiring 07/19/18	Citigroup Global Markets	CLP	209,115	326,513	320,065	6,448	—
Expiring 07/19/18	Citigroup Global Markets	CLP	207,271	320,358	317,244	3,114	—
Chinese Renminbi,
Expiring 07/19/18	Australia and New Zealand Banking Group	CNH	2,195	341,173	330,607	10,566	—
Colombian Peso,
Expiring 07/19/18	Citigroup Global Markets	COP	968,340	330,604	330,077	527	—
Expiring 07/19/18	Citigroup Global Markets	COP	939,955	328,210	320,401	7,809	—
Danish Krone,
Expiring 07/18/18	Royal Bank of Scotland Group PLC	DKK	14,248	2,246,852	2,236,523	10,329	—
Euro,
Expiring 07/18/18	Australia and New Zealand Banking Group	EUR	3,298	3,830,001	3,856,740	—	(26,739)
Expiring 07/18/18	Australia and New Zealand Banking Group	EUR	1,750	2,073,957	2,046,559	27,398	—
Expiring 07/18/18	Royal Bank of Scotland Group PLC	EUR	1,000	1,182,707	1,169,462	13,245	—

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 07/18/18	Royal Bank of Scotland Group PLC	EUR	601	$703,602	$702,955	$647	$—
Expiring 07/18/18	State Street Bank	EUR	125,754	147,371,560	147,064,371	307,189	—
Expiring 07/19/18	State Street Bank	EUR	285	337,243	333,607	3,636	—
Expiring 07/30/18	Citigroup Global Markets	EUR	15,900	18,857,231	18,611,701	245,530	—
Expiring 07/30/18	State Street Bank	EUR	273	316,158	319,129	—	(2,971)
Expiring 09/28/18	UBS AG	EUR	13	15,390	15,365	25	—
Hong Kong Dollar,
Expiring 07/30/18	Australia and New Zealand Banking Group	HKD	14,021	1,787,606	1,787,931	—	(325)
Indian Rupee,
Expiring 07/19/18	Citigroup Global Markets	INR	44,443	655,444	647,097	8,347	—
Indonesian Rupiah,
Expiring 07/19/18	Citigroup Global Markets	IDR	4,659,299	332,950	324,238	8,712	—
Japanese Yen,
Expiring 07/30/18	Toronto Dominion	JPY	1,195,462	10,900,060	10,820,651	79,409	—
New Taiwanese Dollar,
Expiring 07/19/18	Citigroup Global Markets	TWD	10,040	336,697	329,733	6,964	—
Expiring 07/19/18	Citigroup Global Markets	TWD	9,800	324,075	321,842	2,233	—
Norwegian Krone,
Expiring 07/18/18	Toronto Dominion	NOK	9,627	1,183,523	1,183,006	517	—
Philippine Peso,
Expiring 07/19/18	Citigroup Global Markets	PHP	34,178	648,408	639,800	8,608	—
Singapore Dollar,
Expiring 07/30/18	Australia and New Zealand Banking Group	SGD	2,581	1,932,763	1,895,400	37,363	—
South African Rand,
Expiring 09/28/18	Citigroup Global Markets	ZAR	4,957	356,144	357,050	—	(906)
South Korean Won,
Expiring 07/19/18	Citigroup Global Markets	KRW	359,826	335,199	323,023	12,176	—
Swedish Krona,
Expiring 07/18/18	Royal Bank of Scotland Group PLC	SEK	6,439	733,917	719,927	13,990	—
Expiring 07/18/18	Royal Bank of Scotland Group PLC	SEK	3,156	361,793	352,902	8,891	—
Expiring 07/18/18	Toronto Dominion	SEK	6,436	739,477	719,621	19,856	—
Expiring 07/18/18	Toronto Dominion	SEK	6,356	725,229	710,697	14,532	—
Expiring 07/30/18	Australia and New Zealand Banking Group	SEK	2,775	323,394	310,555	12,839	—
Swiss Franc,
Expiring 07/18/18	Toronto Dominion	CHF	2,379	2,421,175	2,406,464	14,711	—

				$209,888,041	$208,903,753	1,015,229	(30,941)

						$1,046,591	$(465,907)

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2018:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
07/19/18	Buy	CZK	7,151	EUR	278	$—	$(3,398)	Citigroup Global Markets
09/28/18	Buy	EUR	577	MXN	13,852	—	(9,150)	Citigroup Global Markets
09/28/18	Buy	MXN	13,852	EUR	564	24,515	—	Citigroup Global Markets

						$24,515	$(12,548)

Total return swap agreements outstanding at June 30, 2018:

Counterparty(2)	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	07/11/18	GBP	82	Pay or receive monthly amounts based on market value fluctuation of Anglo American PLC	$(216,338)	$—	$(216,338)
Bank of America	07/11/18	GBP	56	Pay or receive monthly amounts based on market value fluctuation of Ashtead Group PLC	(103,935)	—	(103,935)
Bank of America	07/11/18	GBP	33	Pay or receive monthly amounts based on market value fluctuation of Bellway PLC	(161,002)	—	(161,002)
Bank of America	07/11/18	GBP	295	Pay or receive monthly amounts based on market value fluctuation of BP PLC	(50,965)	—	(50,965)
Bank of America	07/11/18	GBP	48	Pay or receive monthly amounts based on market value fluctuation of Easyjet PLC	(43,970)	—	(43,970)
Bank of America	07/11/18	GBP	40	Pay or receive monthly amounts based on market value fluctuation of Fevertree Drinks PLC	158,386	—	158,386
Bank of America	07/11/18	GBP	257	Pay or receive monthly amounts based on market value fluctuation of Glencore PLC	(116,345)	—	(116,345)
Bank of America	07/11/18	GBP	1,866	Pay or receive monthly amounts based on market value fluctuation of Lloyds Banking Group PLC	(18,977)	—	(18,977)
Bank of America	07/11/18	GBP	544	Pay or receive monthly amounts based on market value fluctuation of Man Group PLC	(89,675)	—	(89,675)
Bank of America	07/11/18	GBP	14	Pay or receive monthly amounts based on market value fluctuation of Next PLC	4,061	—	4,061
Bank of America	07/11/18	GBP	55	Pay or receive monthly amounts based on market value fluctuation of Persimmon PLC	(254,424)	—	(254,424)
Bank of America	07/11/18	GBP	70	Pay or receive monthly amounts based on market value fluctuation of Plus500 Ltd.	(109,454)	—	(109,454)
Bank of America	07/11/18	GBP	53	Pay or receive monthly amounts based on market value fluctuation of Rio Tinto PLC	(193,147)	—	(193,147)
Bank of America	07/11/18	GBP	109	Pay or receive monthly amounts based on market value fluctuation of Rolls-Royce Holdings PLC	219,289	—	219,289
Bank of America	07/11/18	GBP	7,744	Pay or receive monthly amounts based on market value fluctuation of Rolls-Royce Holdings PLC	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(2)	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Bank of America	07/11/18	GBP	12	Pay or receive monthly amounts based on market value fluctuation of Shire PLC	$42,022	$—	$42,022
Bank of America	07/11/18	GBP	472	Pay or receive monthly amounts based on market value fluctuation of Taylor Wimpey PLC	(73,323)	—	(73,323)
Bank of America	07/11/18	GBP	890	Pay or receive monthly amounts based on market value fluctuation of Tesco PLC	99,618	—	99,618

					$(908,179)	$—	$(908,179)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2)	The Portfolio receives or pays 1 Month USD LIBOR monthly in the positions shown in the table above.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$523,376	$1,431,555

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$1,723,929	$—	$—
Australia	—	17,915,273	—
Austria	—	2,686,806	—
Belgium	—	2,545,789	—
Brazil	19,315,362	—	—
Canada	11,792,723	—	—
Chile	1,316,288	466,939	—
China	19,964,236	51,178,656	—
Denmark	—	11,132,100	—
Finland	—	8,349,782	—
France	382,339	70,419,217	—
Germany	—	43,768,960	—
Hong Kong	63,403	22,248,282	—
Hungary	—	1,835,440	—
India	24,788,772	4,417,898	—
Indonesia	—	6,361,153	—
Ireland	552,645	1,050,741	—
Israel	141,007	—	—
Italy	—	6,998,351	—
Japan	—	70,261,580	—
Kazakhstan	—	377,127	—
Luxembourg	—	1,499,578	—
Macau	—	4,191,392	—

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Malaysia	$—	$2,647,582	$—
Mexico	4,749,402	—	—
Netherlands	2,763,582	29,563,984	—
New Zealand	—	201,376	—
Norway	—	3,190,244	—
Panama	889,427	—	—
Peru	1,967,549	—	—
Poland	—	957,386	—
Russia	10,492,889	1,628,968	—
Singapore	25,788	4,919,153	—
South Africa	—	18,715,968	—
South Korea	10,876,360	18,056,266	—
Spain	—	14,331,569	—
Sweden	1,004,406	11,738,743	—
Switzerland	—	56,217,468	—
Taiwan	7,050,011	23,117,461	—
Thailand	—	6,491,490	—
Turkey	—	5,156,372	—
United Kingdom	190,305	61,831,554	—
United States	1,085,268,307	355,074	—
Vietnam	—	353,480	—
Preferred Stocks
Bermuda	238,525	—	—
Brazil	1,200,227	—	—
China	10,306,584	—	—
Germany	—	933,895	—
Israel	710,384	—	—
United States	20,460,099	—	5,901
Rights
Italy	—	—	—
Spain	11,802	—	—
United States	—	—	11,604
Asset-Backed Securities
Automobiles	—	12,709,197	—
Consumer Loans	—	1,075,694	—
Home Equity Loans	—	42,207,945	—
Manufactured Housing	—	299,646	—
Other	—	6,667,670	—
Residential Mortgage-Backed Securities	—	46,750,513	—
Bank Loans	—	4,290,645	—
Commercial Mortgage-Backed Securities	—	23,288,852	—
Convertible Bonds
Belgium	—	1,174,867	—
China	—	11,130,723	—
Cyprus	—	3,709,155	—
France	—	6,928,161	—
Germany	—	11,141,722	—
Hong Kong	—	2,604,717	—
Hungary	—	718,899	—
Italy	—	461,996	—
Japan	—	11,914,909	—
Mexico	—	412,484	—
Netherlands	—	772,377	—
Russia	—	791,599	—
Singapore	—	2,170,642	—
South Africa	—	601,080	—
Sweden	—	458,649	—
Switzerland	—	1,435,487	—
Taiwan	—	697,725	—
United Arab Emirates	—	3,388,370	—
United Kingdom	—	2,424,294	—

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Convertible Bonds (continued)
United States	$—	$52,350,427	$—
Corporate Bonds
Argentina	—	486,853	—
Australia	—	2,999,623	—
Azerbaijan	—	427,383	—
Belgium	—	2,601,120	—
Bermuda	—	151,628	—
Brazil	—	2,122,463	—
Canada	—	14,839,513	—
Chile	—	188,233	—
China	—	1,132,751	—
Colombia	—	517,408	—
Denmark	—	540,709	—
Ecuador	—	376,799	—
Finland	—	197,178	—
France	—	3,269,045	—
Georgia	—	209,919	—
Germany	—	1,429,953	—
Hong Kong	—	484,977	—
India	—	199,615	—
Indonesia	—	987,246	—
Ireland	—	1,852,931	—
Italy	—	706,531	—
Japan	—	1,191,302	—
Kazakhstan	—	990,596	—
Luxembourg	—	6,340,368	—
Mexico	—	5,108,584	—
Morocco	—	209,949	—
Netherlands	—	2,788,301	—
New Zealand	—	596,853	—
Norway	—	395,129	—
Peru	—	640,300	—
Russia	—	1,022,698	—
South Africa	—	856,051	—
South Korea	—	241,825	—
Spain	—	192,328	—
Sri Lanka	—	200,579	—
Sweden	—	1,012,249	—
Switzerland	—	1,686,813	—
Trinidad & Tobago	—	205,749	—
Ukraine	—	401,257	—
United Arab Emirates	—	440,380	—
United Kingdom	—	11,284,452	—
United States	—	282,082,260	85
Venezuela	—	406,572	—
Municipal Bonds	—	377,619	—
Residential Mortgage-Backed Securities	—	160,515,837	2,908,871
Sovereign Bonds	—	36,388,682	—
U.S. Government Agency Obligations	—	147,533,813	—
U.S. Treasury Obligations	—	186,309,716	—
Affiliated Mutual Funds	475,563,096	—	—
Other Financial Instruments*
Futures Contracts	(10,940,876)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	580,684	—
OTC Cross Currency Exchange Contracts	—	11,967	—
OTC Total Return Swap Agreements	—	(908,179)	—

Total	$1,702,868,571	$1,725,518,154	$2,926,461

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (5.4% represents investments purchased with collateral from securities on loan)	14.3%
Banks	7.0
Residential Mortgage-Backed Securities	6.3
U.S. Treasury Obligations	5.6
U.S. Government Agency Obligations	4.4
Pharmaceuticals	3.1
Equity Real Estate Investment Trusts (REITs)	3.0
Oil, Gas & Consumable Fuels	3.0
Internet Software & Services	2.9
Insurance	2.8
Software	2.7
Semiconductors & Semiconductor Equipment	2.6
Media	2.3
IT Services	2.0
Machinery	1.8
Capital Markets	1.7
Technology Hardware, Storage & Peripherals	1.5
Aerospace & Defense	1.4
Health Care Providers & Services	1.4
Internet & Direct Marketing Retail	1.4
Home Equity Loans	1.3
Beverages	1.3
Chemicals	1.2
Sovereign Bonds	1.1
Oil & Gas	1.1
Specialty Retail	1.0
Telecommunications	1.0
Textiles, Apparel & Luxury Goods	1.0
Automobiles	0.9
Metals & Mining	0.9
Electric Utilities	0.8
Health Care Equipment & Supplies	0.7
Diversified Financial Services	0.7
Commercial Mortgage-Backed Securities	0.7
Biotechnology	0.7
Semiconductors	0.7
Healthcare-Services	0.6
Diversified Telecommunication Services	0.6
Hotels, Restaurants & Leisure	0.6
Internet	0.5
Food & Staples Retailing	0.5
Electrical Equipment	0.5
Road & Rail	0.5
Commercial Services	0.5
Industrial Conglomerates	0.5
Real Estate Management & Development	0.5
Electronic Equipment, Instruments & Components	0.5
Airlines	0.4
Pipelines	0.4
Household Durables	0.4
Electric	0.4
Containers & Packaging	0.4
Food Products	0.4
Commercial Services & Supplies	0.4
Real Estate Investment Trusts (REITs)	0.4
Construction Materials	0.3
Building Products	0.3

Tobacco	0.3%
Auto Components	0.3
Personal Products	0.3
Communications Equipment	0.3
Consumer Finance	0.3
Trading Companies & Distributors	0.3
Multiline Retail	0.3
Multi-Utilities	0.2
Foods	0.2
Wireless Telecommunication Services	0.2
Computers	0.2
Household Products	0.2
Auto Parts & Equipment	0.2
Construction & Engineering	0.2
Computers	0.2
Miscellaneous Manufacturing	0.2
Auto Parts & Equipment	0.2
Lodging	0.2
Healthcare-Products	0.2
Building Materials	0.2
Mining	0.2
Multiline Retail	0.2
Real Estate	0.2
Transportation Infrastructure	0.2
Distributors	0.2
Entertainment	0.1
Transportation	0.1
Trading Companies & Distributors	0.1
Paper & Forest Products	0.1
Engineering & Construction	0.1
Health Care Technology	0.1
Gas	0.1
Packaging & Containers	0.1
Oil & Gas Services	0.1
Iron/Steel	0.1
Home Furnishings	0.1
Energy Equipment & Services	0.1
Holding Companies-Diversified	0.1
Machinery-Diversified	0.1
Investment Companies	0.1
Leisure Time	0.1
Agriculture	0.1
Household Products/Wares	0.1
Bank Loans	0.1
Electrical Components & Equipment	0.0	*
Thrifts & Mortgage Finance	0.0	*
Machinery-Construction & Mining	0.0	*
Distribution/Wholesale	0.0	*
Health Care REITs	0.0	*
Diversified Consumer Services	0.0	*
Coal	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Marine	0.0	*
Apparel	0.0	*
Air Freight & Logistics	0.0	*
Environmental Control	0.0	*
Diversified Machinery	0.0	*
Electronics	0.0	*
Trucking & Leasing	0.0	*
Gas Utilities	0.0	*
Forest Products & Paper	0.0	*
Hotel & Resort REIT’s	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification (continued):

Consumer Loans	0.0	%*
Home Builders	0.0	*
Housewares	0.0	*
Metal Fabricate/Hardware	0.0	*
Electrical Utilities	0.0	*
Advertising	0.0	*
Water Utilities	0.0	*
Municipal Bonds	0.0	*
Manufactured Housing	0.0	*
Cosmetics/Personal Care	0.0	*
Private Equity	0.0	*
Leisure Products	0.0	*

Energy-Alternate Sources	0.0	%*
Office/Business Equipment	0.0	*
Electronic Components & Equipment	0.0	*
Water	0.0	*
Materials	0.0	*
Oil & Gas Exploration & Production	0.0	*

	103.5
Liabilities in excess of other assets	(3.5)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$3,342,991	*	Due from/to broker — variation margin futures	$16,518,569	*
Equity contracts	Unaffiliated investments	23,406		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	523,376		Unrealized depreciation on OTC swap agreements	1,431,555
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	24,515		Unrealized depreciation on OTC cross currency exchange contracts	12,548
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,046,591		Unrealized depreciation on OTC forward foreign currency exchange contracts	465,907
Interest rate contracts	Due from/to broker — variation margin futures	2,617,147	*	Due from/to broker — variation margin futures	382,445	*

Total		$7,578,026			$18,811,024

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Equity contracts	$951	$(133)	$6,344,659	$—	$3,918,218
Foreign exchange contracts	—	—	1,424,172	3,188,610	—
Interest rate contracts	—	—	(9,605,199)	—	—

Total	$951	$(133)	$(1,836,368)	$3,188,610	$3,918,218

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Equity contracts	$(3,471)	$(21,103,657)	$—	$(2,757,324)
Foreign exchange contracts	—	(1,468,350)	2,550,707	—
Interest rate contracts	—	3,212,669	—	—

Total	$(3,471)	$(19,359,338)	$2,550,707	$(2,757,324)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Forward Foreign Currency Exchange Contracts-Purchased(2)	Forward Foreign Currency Exchange Contracts-Sold(2)	Cross Currency Exchange Contracts(1)	Total Return Swap Agreements(3)
$1,232,644,607	$285,895,175	$54,240,924	$210,151,607	$3,834,570	$10,856,845

(1)	Value at Trade Date.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$174,028,761	$(174,028,761)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Australia and New Zealand Banking Group	$212,460	$(27,064)	$185,396	$—	$185,396
Bank of America	523,376	(1,431,555)	(908,179)	720,000	(188,179)
Citigroup Global Markets	336,082	(127,306)	208,776	—	208,776
National Australia Bank Ltd.	11,930	—	11,930	—	11,930
Royal Bank of Scotland Group PLC	58,041	—	58,041	—	58,041
State Street Bank	323,543	(2,971)	320,572	—	320,572
Toronto Dominion	129,025	(321,114)	(192,089)	—	(192,089)
UBS AG	25	—	25	—	25

	$1,594,482	$(1,910,010)	$(315,528)	$720,000	$404,472

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $174,028,761:
Unaffiliated investments (cost $2,770,598,690)	$2,967,006,494
Affiliated investments (cost $475,547,300)	475,563,096
Cash	3,646,939
Foreign currency, at value (cost $5,932,088)	5,939,624
Deposit with broker for futures	14,765,894
Receivable for investments sold	71,154,960
Dividends and interest receivable	12,233,923
Due from broker-variation margin futures	2,732,030
Tax reclaim receivable	2,217,217
Unrealized appreciation on OTC forward foreign currency contracts	1,046,591
Cash segregated for counterparty - OTC	720,000
Unrealized appreciation on OTC swap agreements	523,376
Receivable from affiliate	57,841
Unrealized appreciation on OTC cross currency exchange contracts	24,515
Prepaid expenses	3,362

Total Assets	3,557,635,862

LIABILITIES:
Payable to broker for collateral for securities on loan	178,461,607
Payable for investments purchased	48,282,767
Unrealized depreciation on OTC swap agreements	1,431,555
Management fees payable	1,083,452
Payable for portfolio shares repurchased	1,064,578
Payable to affiliate	703,753
Accrued expenses and other liabilities	534,599
Unrealized depreciation on OTC forward foreign currency contracts	465,907
Distribution fee payable	113,831
Unrealized depreciation on OTC cross currency exchange contracts	12,548
Foreign capital gains tax liability accrued	2,508
Affiliated transfer agent fee payable	365

Total Liabilities	232,157,470

NET ASSETS	$3,325,478,392

Net assets were comprised of:
Partners Equity	$3,325,478,392

Net asset value and redemption price per share, $3,325,478,392 / 206,777,319 outstanding shares of beneficial interest	$16.08

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $1,673,756, of which $91,850 is reimbursable by an affiliate)	$23,157,539
Interest income	19,957,351
Affiliated dividend income	3,377,080
Income from securities lending, net (including affiliated income of $436,283)	546,346
Miscellaneous income	107,318

47,145,634

EXPENSES
Management fees	12,854,204
Distribution fee	4,247,871
Custodian and accounting fees	493,252
Audit fee	35,903
Trustees’ fees	21,649
Shareholders’ reports	13,383
Legal fees and expenses	9,432
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	71,739

Total expenses	17,750,899

NET INVESTMENT INCOME (LOSS)	29,394,735

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,996))	114,593,076
Futures transactions	(1,836,368)
Swap agreements transactions	3,918,218
Forward and cross currency contracts transactions	3,188,610
Foreign currency transactions	2,733,920

122,597,456

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $29,809) (net of change in foreign capital gains taxes $96,464)	(173,571,587)
Futures	(19,359,338)
Swap agreements	(2,757,324)
Forward and cross currency contracts	2,550,707
Foreign currencies	(140,969)

(193,278,511)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(70,681,055)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(41,286,320)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$29,394,735	$40,897,639
Net realized gain (loss) on investment and foreign currency transactions	122,597,456	165,556,482
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(193,278,511)	295,221,814

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(41,286,320)	501,675,935

FUND SHARE TRANSACTIONS:
Fund share sold [2,010,472 and 7,473,861 shares, respectively]	32,910,290	112,734,202
Fund share repurchased [7,636,853 and 8,920,596 shares, respectively]	(123,813,205)	(134,685,353)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(90,902,915)	(21,951,151)

CAPITAL CONTRIBUTIONS	171,332	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(132,017,903)	479,724,784
NET ASSETS:
Beginning of period	3,457,496,295	2,977,771,511

End of period	$3,325,478,392	$3,457,496,295

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 89.2%		Value
COMMON STOCKS — 39.2%	Shares
Aerospace & Defense — 0.8%
Airbus SE (France)	42,011	$4,902,471
Boeing Co. (The)	16,015	5,373,193
General Dynamics Corp.	12,038	2,244,004
L3 Technologies, Inc.	3,945	758,702
Meggitt PLC (United Kingdom)	120,304	780,676
Northrop Grumman Corp.	5,450	1,676,965
Safran SA (France)	13,572	1,643,638
Thales SA (France)	9,419	1,211,792
United Technologies Corp.	10,800	1,350,324

		19,941,765

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	20,230	657,281
Yamato Holdings Co. Ltd. (Japan)	27,600	812,341

		1,469,622

Airlines — 0.3%
Aeroflot PJSC (Russia)	6,178	13,765
AirAsia Group Bhd (Malaysia)	308,200	228,429
Copa Holdings SA (Panama) (Class A Stock)	3,920	370,910
Delta Air Lines, Inc.	53,483	2,649,548
International Consolidated Airlines Group SA (United Kingdom)	121,475	1,063,032
Japan Airlines Co. Ltd. (Japan)	19,300	683,820
Ryanair Holdings PLC (Ireland), ADR*	8,027	916,924
Southwest Airlines Co.	15,600	793,728
Turk Hava Yollari AO (Turkey)*	42,580	125,579

		6,845,735

Auto Components — 0.3%
Bridgestone Corp. (Japan)(a)	25,600	1,000,009
Continental AG (Germany)	7,299	1,661,093
Dometic Group AB (Sweden), 144A	109,650	1,073,166
Faurecia SA (France)	18,479	1,313,607
Huayu Automotive Systems Co. Ltd. (China) (Class A Stock)	14,500	51,749
LCI Industries	4,380	394,857
Nexteer Automotive Group Ltd. (China)	64,000	94,137
NGK Spark Plug Co. Ltd. (Japan)	24,300	690,819
Sumitomo Electric Industries Ltd. (Japan)	40,500	602,341
Weifu High-Technology Group Co. Ltd. (China) (Class A Stock)	16,200	53,881

		6,935,659

Automobiles — 0.5%
Astra International Tbk PT (Indonesia)	1,075,300	495,062
Daimler AG (Germany)	20,207	1,294,403
Ferrari NV (Italy)	7,662	1,035,668
Fiat Chrysler Automobiles NV (United Kingdom)	86,904	1,639,380
General Motors Corp. Escrow Shares^	110,000	11
Honda Motor Co. Ltd. (Japan)	91,700	2,688,734
Mahindra & Mahindra Ltd. (India)	56,207	736,609
Peugeot SA (France)	30,164	687,296
Renault SA (France)	11,136	943,459
Tesla, Inc.*(a)	1,831	627,941

COMMON STOCKS (continued)	Shares	Value
Automobiles (continued)
Toyota Motor Corp. (Japan)	31,700	$2,050,007

		12,198,570

Banks — 3.8%
Akbank Turk A/S (Turkey)	86,136	140,781
Associated Banc-Corp.	14,715	401,720
Australia & New Zealand Banking Group Ltd. (Australia)	61,876	1,295,039
Banco Bilbao Vizcaya Argentaria SA (Spain)	171,203	1,207,422
Banco do Brasil SA (Brazil)	57,304	420,641
Banco Santander Brasil SA (Brazil), UTS	50,520	381,271
Banco Santander Chile (Chile), ADR	16,166	508,097
Banco Santander SA (Spain)	117,436	627,634
Bank Central Asia Tbk PT (Indonesia)	419,800	626,942
Bank Negara Indonesia Persero Tbk PT (Indonesia)	474,100	232,954
Bank of America Corp.	330,995	9,330,749
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	4,966,400	982,309
Bankia SA (Spain)	168,423	628,062
BankUnited, Inc.	10,620	433,827
BNP Paribas SA (France)	59,567	3,684,637
BOC Hong Kong Holdings Ltd. (China)	139,000	653,291
Cadence BanCorp	7,890	227,784
Capitec Bank Holdings Ltd. (South Africa)	6,298	396,785
China Construction Bank Corp. (China) (Class H Stock)*	1,425,000	1,303,934
China Merchants Bank Co. Ltd. (China) (Class H Stock)*	150,500	553,601
CIMB Group Holdings Bhd (Malaysia)	214,000	288,523
Citigroup, Inc.	72,526	4,853,440
Citizens Financial Group, Inc.	27,200	1,058,079
Comerica, Inc.	11,844	1,076,856
Commerce Bancshares, Inc.	4,880	315,785
Commonwealth Bank of Australia (Australia)	3,915	211,146
Credicorp Ltd. (Peru)	3,726	838,797
CTBC Financial Holding Co. Ltd. (Taiwan)	780,000	560,444
Danske Bank A/S (Denmark)	48,177	1,500,901
DBS Group Holdings Ltd. (Singapore)	112,400	2,185,845
East West Bancorp, Inc.	24,333	1,586,512
Erste Group Bank AG (Austria)*	24,719	1,030,534
Fifth Third Bancorp	29,300	840,910
First Financial Bancorp	9,370	287,191
First Hawaiian, Inc.	13,152	381,671
First Horizon National Corp.	25,162	448,890
First Interstate BancSystem, Inc. (Class A Stock)	3,820	161,204
First Republic Bank	19,449	1,882,469
Glacier Bancorp, Inc.	944	36,514
Great Western Bancorp, Inc.	7,040	295,610
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	76,509	449,880
Hana Financial Group, Inc. (South Korea)	13,854	532,004
HDFC Bank Ltd. (India), ADR	39,424	4,140,308
HSBC Holdings PLC (United Kingdom), (QMTF)	159,184	1,487,470
Huntington Bancshares, Inc.	67,793	1,000,625
IBERIABANK Corp.	5,370	407,046

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,276,000	$951,692
Industrial Bank of Korea (South Korea)	24,126	332,740
ING Groep NV (Netherlands)	309,841	4,447,625
Intesa Sanpaolo SpA (Italy)	422,783	1,223,227
Itau Unibanco Holding SA (Brazil) (PRFC), ADR	141,402	1,467,752
KBC Group NV (Belgium)	14,422	1,107,612
Kiatnakin Bank PCL (Thailand), NVDR	83,400	170,535
Kotak Mahindra Bank Ltd. (India)	35,846	703,498
Krung Thai Bank PCL (Thailand), NVDR	441,600	222,447
Lloyds Banking Group PLC (United Kingdom)	764,995	634,729
M&T Bank Corp.	11,974	2,037,376
Malayan Banking Bhd (Malaysia)	45,100	100,447
Mitsubishi UFJ Financial Group, Inc. (Japan)	230,500	1,305,756
National Australia Bank Ltd. (Australia)	5,373	109,097
OTP Bank Nyrt (Hungary)	14,797	534,249
PNC Financial Services Group, Inc. (The)	15,400	2,080,540
Public Bank Bhd (Malaysia)	69,900	404,365
Sberbank of Russia PJSC (Russia)	420,177	1,460,006
Sberbank of Russia PJSC (Russia), ADR(a)	55,112	791,133
Shinhan Financial Group Co. Ltd. (South Korea)	14,011	542,481
Siam Commercial Bank PCL (The) (Thailand)	149,500	583,783
Standard Bank Group Ltd. (South Africa)	46,178	644,745
Standard Chartered PLC (United Kingdom)	255,666	2,322,317
Sumitomo Mitsui Financial Group, Inc. (Japan)	77,000	3,003,461
SunTrust Banks, Inc.	44,855	2,961,327
Svenska Handelsbanken AB (Sweden) (Class A Stock)	89,337	989,447
Tisco Financial Group PCL (Thailand), NVDR	68,000	172,248
Turkiye Garanti Bankasi A/S (Turkey)	103,060	187,997
Turkiye Halk Bankasi A/S (Turkey)	129,696	209,263
U.S. Bancorp	29,500	1,475,590
UniCredit SpA (Italy)	65,359	1,083,288
United Overseas Bank Ltd. (Singapore)	42,100	825,107
Wells Fargo & Co.	69,600	3,858,624
Western Alliance Bancorp*	6,767	383,080
Westpac Banking Corp. (Australia)	9,407	204,292
Wintrust Financial Corp.	4,713	410,267
Zions Bancorporation	15,027	791,773

		92,630,050

Beverages — 0.8%
Ambev SA (Brazil), ADR	150,143	695,162
Anheuser-Busch InBev SA/NV (Belgium)	19,115	1,928,036
Asahi Group Holdings Ltd. (Japan)	36,800	1,887,388
Coca-Cola Co. (The)	73,113	3,206,736
Diageo PLC (United Kingdom)	54,065	1,942,331
Dr. Pepper Snapple Group, Inc.	12,100	1,476,200
Fomento Economico Mexicano SAB de CV (Mexico), ADR	6,788	595,919
Heineken NV (Netherlands)	4,446	445,439
Molson Coors Brewing Co. (Class B Stock)	16,400	1,115,856

COMMON STOCKS (continued)	Shares	Value
Beverages (continued)
PepsiCo, Inc.	25,426	$2,768,129
Pernod Ricard SA (France)	15,816	2,581,251
Royal Unibrew A/S (Denmark)	14,016	1,113,823
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	90,000	493,117

		20,249,387

Biotechnology — 0.4%
Biogen, Inc.*	4,361	1,265,737
CSL Ltd. (Australia)	3,208	456,637
Exact Sciences Corp.*	12,051	720,529
Exelixis, Inc.*	23,336	502,191
Incyte Corp.*	5,470	366,490
Intercept Pharmaceuticals, Inc.*	6,499	545,331
Sage Therapeutics, Inc.*	3,309	517,958
Shire PLC	17,815	1,003,676
Spark Therapeutics, Inc.*(a)	9,937	822,386
Swedish Orphan Biovitrum AB (Sweden)*	50,073	1,090,494
Vertex Pharmaceuticals, Inc.*	15,542	2,641,518

		9,932,947

Building Products — 0.3%
Daikin Industries Ltd. (Japan)	23,800	2,844,412
Fortune Brands Home & Security, Inc.	15,603	837,725
JELD-WEN Holding, Inc.*	8,777	250,934
Lennox International, Inc.(a)	9,146	1,830,572
USG Corp.*	9,296	400,844

		6,164,487

Capital Markets — 1.0%
3i Group PLC (United Kingdom)	60,894	720,932
Bank of New York Mellon Corp. (The)	17,860	963,190
BlackRock, Inc.	2,186	1,090,901
Charles Schwab Corp. (The)	68,792	3,515,271
Credit Suisse Group AG (Switzerland)*	41,562	621,480
Deutsche Bank AG (Germany)	15,488	165,698
Deutsche Boerse AG (Germany)	6,487	862,475
Eaton Vance Corp.	5,524	288,298
FactSet Research Systems, Inc.	1,609	318,743
Invesco Ltd.	20,700	549,791
Lazard Ltd. (Class A Stock)	5,790	283,189
Macquarie Group Ltd. (Australia)	994	90,589
Moelis & Co. (Class A Stock)	4,442	260,523
Morgan Stanley	82,781	3,923,819
Morningstar, Inc.	2,480	318,060
Nasdaq, Inc.	13,025	1,188,792
Northern Trust Corp.	8,800	905,432
Partners Group Holding AG (Switzerland)	2,422	1,770,593
S&P Global, Inc.	11,919	2,430,165
T. Rowe Price Group, Inc.	16,300	1,892,267
UBS Group AG (Switzerland)*	172,101	2,638,370

		24,798,578

Chemicals — 0.7%
AdvanSix, Inc.*	10,780	394,871
Air Liquide SA (France)	13,690	1,715,978
Akzo Nobel NV (Netherlands)	10,748	916,722
Anhui Jinhe Industrial Co. Ltd. (China) (Class A Stock)	16,200	49,377
Asian Paints Ltd. (India)	17,720	327,081

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
BASF SE (Germany)	28,223	$2,694,412
Chr Hansen Holding A/S (Denmark)	5,391	496,300
Covestro AG (Germany), 144A	8,622	766,355
Daicel Corp. (Japan)	60,400	667,230
GCP Applied Technologies, Inc.*	13,554	392,388
Indorama Ventures PCL (Thailand), NVDR	59,500	98,246
Koninklijke DSM NV (Netherlands)	11,615	1,161,955
Linde AG (Germany)	8,728	2,073,591
Nitto Denko Corp. (Japan)	9,300	702,126
Petkim Petrokimya Holding A/S (Turkey)	146,653	154,471
PQ Group Holdings, Inc.*	21,368	384,624
PTT Global Chemical PCL (Thailand), NVDR	176,000	387,421
Quaker Chemical Corp.	2,552	395,228
Sasol Ltd. (South Africa)	17,453	634,711
Shin-Etsu Chemical Co. Ltd. (Japan)	15,100	1,341,914
Toray Industries, Inc. (Japan)	87,900	693,783
Valvoline, Inc.	19,429	419,084

		16,867,868

Commercial Services & Supplies — 0.3%
Advanced Disposal Services, Inc.*	10,653	263,981
Brady Corp. (Class A Stock)	13,901	535,884
BrightView Holdings, Inc.*	6,100	133,895
Copart, Inc.*	25,401	1,436,681
Country Garden Services Holdings Co. Ltd. (China)*	344	441
Herman Miller, Inc.	8,768	297,235
KAR Auction Services, Inc.	9,265	507,722
MSA Safety, Inc.	750	72,255
US Ecology, Inc.	4,771	303,913
Waste Connections, Inc.	51,572	3,882,340

		7,434,347

Communications Equipment — 0.2%
Arista Networks, Inc.*	4,144	1,067,039
Cisco Systems, Inc.	33,700	1,450,111
CommScope Holding Co., Inc.*	25,200	735,965
Nokia OYJ (Finland)	127,668	732,289
Palo Alto Networks, Inc.*	8,356	1,716,907
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. (China) (Class H Stock), 144A*	25,500	102,737

		5,805,048

Construction & Engineering — 0.1%
GS Engineering & Construction Corp. (South Korea)	2,530	104,574
Tekfen Holding A/S (Turkey)	53,462	201,727
Vinci SA (France)	26,493	2,543,097
Willscot Corp.*(a)	16,480	243,904

		3,093,302

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	87,000	496,152
CRH PLC (Ireland)	18,458	649,248
Eagle Materials, Inc.	9,940	1,043,402
Imerys SA (France)	9,761	787,782
LafargeHolcim Ltd. (Switzerland), (XBRN)*	26,850	1,305,509
LafargeHolcim Ltd. (Switzerland), (XPAR)*	9,513	460,078

COMMON STOCKS (continued)	Shares	Value
Construction Materials (continued)
Martin Marietta Materials, Inc.	6,200	$1,384,646
Siam Cement PCL (The) (Thailand)	36,700	456,161
Taiwan Cement Corp. (Taiwan)	106,000	147,078

		6,730,056

Consumer Finance — 0.2%
Ally Financial, Inc.	23,000	604,209
American Express Co.	10,100	989,799
Capital One Financial Corp.	29,700	2,729,429

		4,323,437

Containers & Packaging — 0.3%
AptarGroup, Inc.	9,459	883,281
Ball Corp.	47,500	1,688,625
Crown Holdings, Inc.*	32,979	1,476,140
Graphic Packaging Holding Co.	47,100	683,421
WestRock Co.	38,382	2,188,542

		6,920,009

Distributors — 0.1%
Genuine Parts Co.	6,875	631,056
LKQ Corp.*	34,868	1,112,289
Pool Corp.	6,233	944,300

		2,687,645

Diversified Consumer Services — 0.0%
China Maple Leaf Educational Systems Ltd. (China)	68,000	122,109
Estacio Participacoes SA (Brazil)	44,172	277,745
Kroton Educacional SA (Brazil)	95,714	230,904
ServiceMaster Global Holdings, Inc.*	5,510	327,680

		958,438

Diversified Financial Services — 0.1%
FirstRand Ltd. (South Africa)	249,353	1,158,346
Fubon Financial Holding Co. Ltd. (Taiwan)	328,000	548,782
Voya Financial, Inc.	6,003	282,141

		1,989,269

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	12,247	393,251
Deutsche Telekom AG (Germany)*	53,113	820,831
Nippon Telegraph & Telephone Corp. (Japan)	16,300	740,477
Orange SA (France)(a)	191,589	3,198,036
Telecom Italia SpA (Italy)*	613,435	454,483
Telefonica SA (Spain)	53,942	457,830
Telenor ASA (Norway)	55,546	1,137,610
Verizon Communications, Inc.	64,504	3,245,196

		10,447,714

Electric Utilities — 0.6%
American Electric Power Co., Inc.	20,600	1,426,549
Duke Energy Corp.	8,400	664,272
Edison International	10,600	670,662
Enel SpA (Italy)	256,294	1,420,173
Eversource Energy	11,400	668,154
Iberdrola SA (Spain)	210,827	1,625,849
Kyushu Electric Power Co., Inc. (Japan)	18,200	203,216
NextEra Energy, Inc.	20,949	3,499,111

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
Portland General Electric Co.	12,116	$518,080
RusHydro PJSC (Russia)	8,333,396	89,715
Xcel Energy, Inc.	62,635	2,861,167

		13,646,948

Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	61,854	1,349,279
Eaton Corp. PLC	30,332	2,267,014
Generac Holdings, Inc.*	6,344	328,175
Graphite India Ltd. (India)	4,318	52,944
Mabuchi Motor Co. Ltd. (Japan)	19,800	939,764
NARI Technology Co. Ltd. (China) (Class A Stock)	21,800	51,819
Nidec Corp. (Japan)	10,000	1,495,897
Schneider Electric SE (France)	34,743	2,889,466

		9,374,358

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	13,284	1,157,701
Arrow Electronics, Inc.*	11,384	856,988
Career Technology Mfg. Co. Ltd. (Taiwan)	50,000	102,737
Chilisin Electronics Corp. (Taiwan)	27,000	157,779
Compeq Manufacturing Co. Ltd. (Taiwan)	71,000	75,217
Corning, Inc.	45,147	1,241,994
Delta Electronics, Inc. (Taiwan)	123,000	440,875
FLEXium Interconnect, Inc. (Taiwan)	44,723	137,505
General Interface Solution Holding Ltd. (Taiwan)	43,000	278,296
Hitachi Ltd. (Japan)	49,000	345,204
Keyence Corp. (Japan)	3,000	1,692,043
Kingboard Laminates Holdings Ltd. (Hong Kong)	98,000	120,496
Largan Precision Co. Ltd. (Taiwan)	4,000	587,630
SFA Engineering Corp. (South Korea)	2,690	79,060
Yageo Corp. (Taiwan)*	9,000	330,779

		7,604,304

Energy Equipment & Services — 0.1%
Apergy Corp.*	5,850	244,238
Core Laboratories NV(a)	4,901	618,555
Patterson-UTI Energy, Inc.	27,818	500,724
Petroleum Geo-Services ASA (Norway)*	178,214	832,575
TechnipFMC PLC (United Kingdom)	15,589	495,808

		2,691,900

Equity Real Estate Investment Trusts (REITs) — 2.7%
American Campus Communities, Inc.	29,103	1,247,937
American Homes 4 Rent (Class A Stock)	39,181	869,035
American Tower Corp.	7,224	1,041,484
AvalonBay Communities, Inc.	20,916	3,595,252
Boston Properties, Inc.	14,269	1,789,618
Brandywine Realty Trust	34,690	585,567
Brixmor Property Group, Inc.	142,268	2,479,730
Camden Property Trust	12,730	1,160,085
CorePoint Lodging, Inc.*	16,800	435,119
CoreSite Realty Corp.	5,243	581,029
Corporate Office Properties Trust(a)	9,340	270,767
CubeSmart	7,870	253,571
Dexus (Australia)	76,638	550,855
Digital Realty Trust, Inc.	24,130	2,692,425

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Douglas Emmett, Inc.	37,569	$1,509,522
Easterly Government Properties, Inc. (REIT)	486	9,603
EastGroup Properties, Inc.	11,582	1,106,776
Empire State Realty Trust, Inc. (Class A Stock)	42,530	727,263
Equinix, Inc.	7,261	3,121,431
Equity Commonwealth*	3,030	95,445
Equity LifeStyle Properties, Inc.	15,625	1,435,938
Equity Residential	45,593	2,903,818
Essex Property Trust, Inc.	1,700	406,419
Federal Realty Investment Trust	13,327	1,686,532
Goodman Group (Australia)	122,076	870,259
HCP, Inc.	68,150	1,759,633
Healthcare Trust of America, Inc. (Class A Stock)	10,357	279,225
Highwoods Properties, Inc.	22,680	1,150,556
Host Hotels & Resorts, Inc.	128,251	2,702,249
Invitation Homes, Inc.(a)	63,170	1,456,700
Iron Mountain, Inc.	37,477	1,312,070
JBG SMITH Properties	18,231	664,885
Kimco Realty Corp.	49,400	839,306
Liberty Property Trust	16,196	717,969
Mid-America Apartment Communities, Inc.	28,370	2,856,008
National Retail Properties, Inc.	13,917	611,791
Outfront Media, Inc.	55,235	1,074,321
Park Hotels & Resorts, Inc.	45,421	1,391,245
PotlatchDeltic Corp.	6,500	330,525
Prologis, Inc.	27,785	1,825,197
Public Storage	11,050	2,506,802
Rayonier, Inc.	23,866	923,376
Rexford Industrial Realty, Inc.	15,455	485,132
RLJ Lodging Trust	39,199	864,338
Saul Centers, Inc.	338	18,110
SBA Communications Corp.*	6,349	1,048,347
Sunstone Hotel Investors, Inc.	41,210	684,910
Taubman Centers, Inc.	11,453	672,978
Terreno Realty Corp.	9,118	343,475
Ventas, Inc.	23,483	1,337,357
VEREIT, Inc.	193,850	1,442,244
VICI Properties, Inc.	12,734	262,830
Vornado Realty Trust	5,080	375,514
Washington Real Estate Investment Trust	6,230	188,956
Welltower, Inc.	23,476	1,471,710
Weyerhaeuser Co.	59,970	2,186,506

		65,209,745

Food & Staples Retailing — 0.3%
BJ’s Wholesale Club Holdings, Inc.*	3,400	80,409
Kroger Co. (The)	28,000	796,600
Magnit PJSC (Russia), GDR	14,554	261,208
Performance Food Group Co.*	21,814	800,574
President Chain Store Corp. (Taiwan)	110,000	1,246,457
Raia Drogasil SA (Brazil)	20,247	342,226
Seven & i Holdings Co. Ltd. (Japan)	26,000	1,134,008
Shoprite Holdings Ltd. (South Africa)	32,665	523,578
Walgreens Boots Alliance, Inc.	19,800	1,188,297
Wal-Mart de Mexico SAB de CV (Mexico)	217,379	573,760

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
Wesfarmers Ltd. (Australia)	18,469	$673,866

		7,620,983

Food Products — 0.3%
Mondelez International, Inc. (Class A Stock)	54,516	2,235,156
Nestle SA (Switzerland)	32,787	2,541,020
Orion Corp. (South Korea)	740	98,801
Post Holdings, Inc.*	13,500	1,161,270
Ros Agro PLC (Russia), GDR	6,994	76,934
Tiger Brands Ltd. (South Africa)	14,699	355,007
Tingyi Cayman Islands Holding Corp. (China)	66,000	152,884
Want Want China Holdings Ltd. (China)	167,000	148,501

		6,769,573

Gas Utilities — 0.0%
Tokyo Gas Co. Ltd. (Japan)	12,500	331,903

Health Care Equipment & Supplies — 0.3%
Boston Scientific Corp.*	33,737	1,103,200
DexCom, Inc.*(a)	5,756	546,705
Essilor International Cie Generale d’Optique SA (France)	8,582	1,210,031
ICU Medical, Inc.*	1,940	569,681
Intuitive Surgical, Inc.*	2,782	1,331,131
Koninklijke Philips NV (Netherlands)	8,045	340,851
Medtronic PLC	25,416	2,175,864
Olympus Corp. (Japan)	3,500	130,927
Top Glove Corp. Bhd (Malaysia)	11,800	35,381
West Pharmaceutical Services, Inc.(a)	7,067	701,682

		8,145,453

Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.*(a)	25,689	1,050,937
Aetna, Inc.	12,636	2,318,705
AmerisourceBergen Corp.	5,063	431,722
Centene Corp.*	10,127	1,247,748
CVS Health Corp.	49,180	3,164,733
Encompass Health Corp.	11,155	755,417
Fresenius Medical Care AG & Co. KGaA (Germany)	10,339	1,041,050
HCA Healthcare, Inc.	6,300	646,380
HealthEquity, Inc.*(a)	4,417	331,717
Magellan Health, Inc.*	2,201	211,186
Molina Healthcare, Inc.*	2,952	289,119
Premier, Inc. (Class A Stock)*(a)	8,103	294,787
Tivity Health, Inc.*	3,310	116,512
UnitedHealth Group, Inc.	45,365	11,129,849
WellCare Health Plans, Inc.*	1,870	460,469

		23,490,331

Health Care Technology — 0.1%
Cotiviti Holdings, Inc.*	9,286	409,791
Evolent Health, Inc. (Class A Stock)*(a)	36,454	767,357
Medidata Solutions, Inc.*(a)	5,304	427,290
Teladoc, Inc.*(a)	13,388	777,173
Veeva Systems, Inc. (Class A Stock)*	11,983	921,013

		3,302,624

Hotels, Restaurants & Leisure — 0.4%
Accor SA (France)	26,228	1,284,542

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Belmond Ltd. (United Kingdom) (Class A Stock)*	4,020	$44,823
Brinker International, Inc.(a)	15,700	747,319
Caesars Entertainment Corp.*	4,466	47,786
Hilton Worldwide Holdings, Inc.	38,014	3,009,188
InterContinental Hotels Group PLC (United Kingdom)	11,576	719,624
Monarch Casino & Resort, Inc.*	3,762	165,716
Papa John’s International, Inc.(a)	6,753	342,512
Sands China Ltd. (Macau)	340,000	1,812,673
Sodexo SA (France)	9,495	947,831
Whitbread PLC (United Kingdom)	4,451	232,019

		9,354,033

Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	48,864	331,244
D.R. Horton, Inc.	52,685	2,160,084
Lennar Corp. (Class A Stock)	56,091	2,944,778
LG Electronics, Inc. (South Korea)	5,770	429,607
MRV Engenharia e Participacoes SA (Brazil)	65,616	202,651
Panasonic Corp. (Japan)	58,900	794,233
Persimmon PLC (United Kingdom)	19,994	665,993
Sony Corp. (Japan)	8,800	450,686
Taylor Morrison Home Corp. (Class A Stock)*	20,777	431,746
Taylor Wimpey PLC (United Kingdom)	205,092	482,791

		8,893,813

Household Products — 0.1%
Clorox Co. (The)	3,500	473,375
Energizer Holdings, Inc.(a)	12,950	815,332
Procter & Gamble Co. (The)	14,542	1,135,149
Spectrum Brands Holdings, Inc.(a)	4,161	339,621
Unilever Indonesia Tbk PT (Indonesia)	93,600	300,791

		3,064,268

Independent Power & Renewable Electricity Producers — 0.0%
Electric Power Development Co. Ltd. (Japan)	7,300	188,415
Vistra Energy Corp.*	3,851	91,115

		279,530

Industrial Conglomerates — 0.3%
Bidvest Group Ltd. (The) (South Africa)	39,502	565,668
Carlisle Cos., Inc.	7,400	801,493
CK Hutchison Holdings Ltd. (Hong Kong)	164,500	1,741,401
Fosun International Ltd. (China)	229,500	429,851
Honeywell International, Inc.	10,100	1,454,905
Jardine Matheson Holdings Ltd. (Hong Kong)	17,400	1,096,430
KOC Holding A/S (Turkey)	111,387	344,175
LG Corp. (South Korea)	3,219	208,107
Siemens AG (Germany)	6,249	823,343
SK Holdings Co. Ltd. (South Korea)*	590	136,996

		7,602,369

Insurance — 2.0%
AIA Group Ltd. (Hong Kong)	741,600	6,460,383

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Alleghany Corp.	803	$461,701
Allianz SE (Germany)	21,489	4,427,916
American International Group, Inc.	69,365	3,677,732
Assicurazioni Generali SpA (Italy)	46,522	777,754
Aviva PLC (United Kingdom)	332,217	2,204,287
AXA SA (France)	90,982	2,223,036
Brighthouse Financial, Inc.*	11,068	443,495
Chubb Ltd.	7,542	957,985
Fairfax Financial Holdings Ltd. (Canada)	1,278	716,123
Hannover Rueck SE (Germany)	6,318	785,466
Hartford Financial Services Group, Inc. (The)	58,435	2,987,782
HDFC Standard Life Insurance Co. Ltd. (India), 144A	94,051	626,835
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	5,851	177,174
IRB Brasil Resseguros SA (Brazil)	12,490	152,848
Kinsale Capital Group, Inc.	4,000	219,440
Lincoln National Corp.	12,969	807,320
Loews Corp.	44,400	2,143,632
Marsh & McLennan Cos., Inc.	5,900	483,623
Old Mutual Ltd. (United Kingdom)*	65,056	128,613
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	378,000	406,547
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	456,000	4,175,900
Principal Financial Group, Inc.	13,063	691,686
ProAssurance Corp.	7,170	254,177
Progressive Corp. (The)	24,859	1,470,410
Prudential PLC (United Kingdom)	147,221	3,356,094
RLI Corp.	2,973	196,783
Sanlam Ltd. (South Africa)	85,275	433,251
Swiss Re AG (Switzerland)	28,357	2,475,818
T&D Holdings, Inc. (Japan)	48,200	722,907
Tokio Marine Holdings, Inc. (Japan)	17,600	823,385
Travelers Cos., Inc. (The)	10,800	1,321,272
Unum Group	14,100	521,559
Zurich Insurance Group AG (Switzerland)	1,317	389,477

		48,102,411

Internet & Direct Marketing Retail — 0.9%
Amazon.com, Inc.*	8,453	14,368,409
Booking Holdings, Inc.*	746	1,512,209
Expedia Group, Inc.(a)	5,900	709,121
JD.com, Inc. (China), ADR*	21,185	825,156
Netflix, Inc.*	8,706	3,407,790
Wayfair, Inc. (Class A Stock)*(a)	6,576	780,966

		21,603,651

Internet Software & Services — 1.8%
Alibaba Group Holding Ltd. (China), ADR*(a)	24,993	4,636,951
Alphabet, Inc. (Class A Stock)*	7,142	8,064,675
Alphabet, Inc. (Class C Stock)*	7,524	8,394,151
Baidu, Inc. (China), ADR*	12,427	3,019,760
Cision Ltd.*	24,611	367,934
Facebook, Inc. (Class A Stock)*	32,216	6,260,213
GoDaddy, Inc. (Class A Stock)*	26,175	1,847,955
GrubHub, Inc.*(a)	4,620	484,684

COMMON STOCKS (continued)	Shares	Value
Internet Software & Services (continued)
Instructure, Inc.*	7,035	$299,339
MercadoLibre, Inc. (Argentina)	2,604	778,414
NAVER Corp. (South Korea)	870	595,345
Q2 Holdings, Inc.*	8,976	512,081
Spotify Technology SA*	6,514	1,095,915
Tencent Holdings Ltd. (China)	158,800	7,974,207

		44,331,624

IT Services — 1.5%
Accenture PLC (Class A Stock)	14,610	2,390,050
Adyen NV (Netherlands), 144A*	2,419	1,332,652
Alliance Data Systems Corp.	3,622	844,650
Amadeus IT Group SA (Spain)	12,004	943,905
Capgemini SE (France)	23,702	3,176,306
Cielo SA (Brazil)	76,700	327,520
Cognizant Technology Solutions Corp. (Class A Stock)	7,063	557,906
CoreLogic, Inc.*	6,083	315,708
Gartner, Inc.*	10,068	1,338,037
Global Payments, Inc.	18,039	2,011,168
HCL Technologies Ltd. (India)	37,423	505,662
Infosys Ltd. (India), ADR(a)	66,756	1,297,069
InterXion Holding NV (Netherlands)*	13,604	849,162
Mastercard, Inc. (Class A Stock)	16,850	3,311,362
Nomura Research Institute Ltd. (Japan)	12,500	604,766
Otsuka Corp. (Japan)	11,600	454,109
PayPal Holdings, Inc.*	30,567	2,545,314
Square, Inc. (Class A Stock)*(a)	11,761	724,948
Tata Consultancy Services Ltd. (India)	71,528	1,929,123
Visa, Inc. (Class A Stock)(a)	52,310	6,928,460
Wirecard AG (Germany)	10,670	1,707,420
Worldpay, Inc. (Class A Stock)*	17,620	1,440,964

		35,536,261

Leisure Products — 0.0%
Acushnet Holdings Corp.(a)	18,258	446,591
Brunswick Corp.	9,269	597,665
Malibu Boats, Inc. (Class A Stock)*	2,281	95,665

		1,139,921

Life Sciences Tools & Services — 0.1%
Illumina, Inc.*	5,713	1,595,584
Thermo Fisher Scientific, Inc.	4,841	1,002,765

		2,598,349

Machinery — 1.2%
Allison Transmission Holdings, Inc.	5,956	241,158
Alstom SA (France)	20,117	922,938
Altra Industrial Motion Corp.(a)	6,818	293,856
Atlas Copco AB (Sweden) (Class A Stock)	41,286	1,195,665
Cargotec OYJ (Finland) (Class B Stock)	9,020	455,118
Caterpillar, Inc.	18,373	2,492,665
Deere & Co.	8,609	1,203,538
DMG Mori Co. Ltd. (Japan)	30,300	418,896
Douglas Dynamics, Inc.	5,700	273,600
Dover Corp.	11,500	841,800
Epiroc AB (Sweden) (Class A Stock)*	41,286	433,245
Evoqua Water Technologies Corp.*	11,089	227,325
FANUC Corp. (Japan)	6,700	1,328,019
Gates Industrial Corp. PLC*	11,252	183,070

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Georg Fischer AG (Switzerland)	1,017	$1,298,693
Illinois Tool Works, Inc.	4,800	664,992
Komatsu Ltd. (Japan)	46,200	1,315,249
Kubota Corp. (Japan)	86,600	1,359,181
Lincoln Electric Holdings, Inc.	3,874	339,982
Makita Corp. (Japan)	27,900	1,248,052
Metso OYJ (Finland)	23,764	792,653
Middleby Corp. (The)*(a)	4,500	469,890
Nordson Corp.	5,731	735,918
Oshkosh Corp.	21,019	1,478,056
Parker-Hannifin Corp.	4,517	703,974
Proto Labs, Inc.*	1,859	221,128
RBC Bearings, Inc.*	4,291	552,724
Sinotruk Hong Kong Ltd. (China)	57,500	94,262
SMC Corp. (Japan)	3,674	1,345,018
Stanley Black & Decker, Inc.	11,038	1,465,957
Toro Co. (The)	14,248	858,442
VAT Group AG (Switzerland), 144A*	6,657	886,401
Volvo AB (Sweden) (Class B Stock)	101,379	1,611,229
WABCO Holdings, Inc.*	8,081	945,639
Wartsila OYJ Abp (Finland)	15,146	296,510
WEG SA (Brazil)	95,615	397,435
Weichai Power Co. Ltd. (China) (Class H Stock)	151,000	207,456
XCMG Construction Machinery Co. Ltd. (China) (Class A Stock)	87,800	55,996

		29,855,730

Media — 0.7%
CBS Corp. (Class B Stock)	14,072	791,128
Charter Communications, Inc. (Class A Stock)*(a)	10,247	3,004,523
Cinemark Holdings, Inc.(a)	14,701	515,711
Clear Channel Outdoor Holdings, Inc. (Class A Stock)	5,962	25,637
Discovery, Inc. (Class A Stock)*(a)	21,617	594,468
DISH Network Corp. (Class A Stock)*	69,226	2,326,686
Emerald Expositions Events, Inc.	1,588	32,713
Entercom Communications Corp. (Class A Stock)(a)	73,722	556,601
EW Scripps Co. (The) (Class A Stock)(a)	21,000	281,190
I-CABLE Communications Ltd. (Hong Kong)*	15,252	238
ITV PLC (United Kingdom)	358,966	820,682
Naspers Ltd. (South Africa) (Class N Stock)	6,206	1,564,804
Nexstar Media Group, Inc. (Class A Stock)(a)	13,858	1,017,177
Vivendi SA (France)	20,009	489,479
Walt Disney Co. (The)	36,858	3,863,087
WPP PLC (United Kingdom)	83,140	1,306,260

		17,190,384

Metals & Mining — 0.6%
Alrosa PJSC (Russia)	183,148	292,029
AMG Advanced Metallurgical Group NV (Netherlands)	16,539	924,906
Anglo American PLC (South Africa)	23,070	512,175
Antofagasta PLC (Chile)	15,070	195,792
ArcelorMittal (Luxembourg)	51,422	1,500,278

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
BHP Billiton Ltd. (Australia)	146,648	$3,669,430
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	211,477	469,015
Evraz PLC (Russia)	21,659	144,561
Glencore PLC (Switzerland)*	296,577	1,408,084
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	58,090	164,645
Hoa Phat Group JSC (Vietnam)*	88,746	147,830
Jastrzebska Spolka Weglowa SA (Poland)*	3,801	77,315
KAZ Minerals PLC (Kazakhstan)*	13,590	150,210
Magnitogorsk Iron & Steel Works PJSC (Russia)	216,477	146,584
MMC Norilsk Nickel PJSC (Russia), ADR(a)	22,221	398,867
Novolipetsk Steel PJSC (Russia), GDR	4,430	107,269
Outokumpu OYJ (Finland)	106,527	659,786
Rio Tinto Ltd. (Australia)	35,812	2,212,656
Rio Tinto PLC (Australia)	17,798	980,998
Severstal PJSC (Russia), GDR	13,806	202,533
Vale SA (Brazil), ADR(a)	91,351	1,171,120

		15,536,083

Miscellaneous Manufacturing — 0.0%
Remington Outdoor Co., Inc.*^	11,576	95,270

Multiline Retail — 0.2%
Chongqing Department Store Co. Ltd. (China) (Class A Stock)	10,600	52,589
Dollar Tree, Inc.*	10,826	920,210
Kohl’s Corp.(a)	18,400	1,341,360
Lojas Renner SA (Brazil)	64,100	478,631
Marui Group Co. Ltd. (Japan)	41,800	879,266
Nordstrom, Inc.(a)	20,600	1,066,668

		4,738,724

Multi-Utilities — 0.1%
Engie SA (France)	46,966	718,416
NorthWestern Corp.	8,350	478,038
Public Service Enterprise Group, Inc.	20,133	1,090,001

		2,286,455

Oil, Gas & Consumable Fuels — 2.1%
BP PLC (United Kingdom)	164,949	1,255,016
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	98,000	231,794
CNOOC Ltd. (China)	1,016,000	1,740,962
Concho Resources, Inc.*(a)	11,704	1,619,248
ConocoPhillips	21,300	1,482,905
Diamondback Energy, Inc.	11,718	1,541,737
EOG Resources, Inc.	36,294	4,516,062
EQT Corp.	20,900	1,153,262
Exxon Mobil Corp.	30,700	2,539,811
Kinder Morgan, Inc.	80,200	1,417,134
LUKOIL PJSC (Russia), ADR	9,010	618,019
Lundin Petroleum AB (Sweden)	46,898	1,488,546
Marathon Petroleum Corp.	28,581	2,005,243
MOL Hungarian Oil & Gas PLC (Hungary)	24,571	236,437
Neste OYJ (Finland)(a)	21,928	1,715,624
Novatek PJSC (Russia), GDR	1,450	214,031
Occidental Petroleum Corp.	44,205	3,699,074
Oil Search Ltd. (Australia)	52,926	347,721

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Parsley Energy, Inc. (Class A Stock)*	30,109	$911,701
PBF Energy, Inc. (Class A Stock)	11,700	490,581
Penn Virginia Corp.*	65	5,518
Penn Virginia Corp. NPV*	633	53,735
Phillips 66	12,300	1,381,413
Pioneer Natural Resources Co.	14,182	2,683,802
Polski Koncern Naftowy ORLEN SA (Poland)	14,321	320,748
PTT PCL (Thailand), NVDR	425,000	614,447
Repsol SA (Spain)	132,345	2,583,256
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	159,413	5,517,108
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	57,759	2,068,521
SK Innovation Co. Ltd. (South Korea)	2,834	513,318
SRC Energy, Inc.*	46,433	511,692
Tatneft PJSC (Russia), ADR(a)	6,473	409,329
TOTAL SA (France)	51,008	3,097,503
Ultra Petroleum Corp.*	2,287	5,283
Ultrapar Participacoes SA (Brazil)	36,280	429,659
Williams Cos., Inc. (The)	26,000	704,860
Yanzhou Coal Mining Co. Ltd. (China) (Class H Stock)	148,000	192,725

		50,317,825

Paper & Forest Products — 0.2%
Ence Energia y Celulosa SA (Spain)	59,157	522,897
KapStone Paper and Packaging Corp.	17,600	607,200
Shandong Sun Paper Industry JSC Ltd. (China) (Class A Stock)	35,100	51,134
Shanying International Holding Co. Ltd. (China) (Class A Stock)	93,200	54,050
Stora Enso OYJ (Finland) (Class R Stock)	60,409	1,176,887
UPM-Kymmene OYJ (Finland)	51,537	1,834,982

		4,247,150

Personal Products — 0.2%
Coty, Inc. (Class A Stock)(a)	48,187	679,437
Kao Corp. (Japan)(a)	13,200	1,006,125
Unilever NV (United Kingdom), CVA	14,222	792,408
Unilever PLC (United Kingdom)	51,658	2,853,609

		5,331,579

Pharmaceuticals — 2.0%
Allergan PLC	7,800	1,300,415
AstraZeneca PLC (United Kingdom)	5,720	395,636
Bayer AG (Germany)	28,845	3,167,866
Catalent, Inc.*	15,102	632,623
GlaxoSmithKline PLC (United Kingdom)	141,047	2,843,638
Jazz Pharmaceuticals PLC*	8,191	1,411,309
Johnson & Johnson	52,946	6,424,468
Kyowa Hakko Kirin Co. Ltd. (Japan)	13,600	273,744
Lupin Ltd. (India)	23,319	307,691
Merck & Co., Inc.	50,855	3,086,899
Nektar Therapeutics*(a)	7,047	344,105
Novartis AG (Switzerland)	99,035	7,501,995
Novo Nordisk A/S (Denmark) (Class B Stock)	91,741	4,237,569
Otsuka Holdings Co. Ltd. (Japan)	18,900	914,244

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	198,265	$7,193,054
Prestige Brands Holdings, Inc.*(a)	8,486	325,693
Revance Therapeutics, Inc.*	19,467	534,369
Roche Holding AG (Switzerland)	24,740	5,488,772
Sanofi (France)	19,191	1,540,262
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	15,442	375,549
TherapeuticsMD, Inc.*(a)	103,042	642,982

		48,942,883

Professional Services — 0.1%
RELX NV (United Kingdom)	66,700	1,417,967

Real Estate Management & Development — 0.3%
CBRE Group, Inc. (Class A Stock)*	51,468	2,457,082
China Overseas Land & Investment Ltd. (China)	270,000	886,194
China Vanke Co. Ltd. (China) (Class H Stock)	67,200	234,359
CK Asset Holdings Ltd. (Hong Kong)	232,500	1,840,543
Country Garden Holdings Co. Ltd. (China)	255,000	447,014
HFF, Inc. (Class A Stock)	8,388	288,128
Land & Houses PCL (Thailand), NVDR	289,900	98,792
Mitsui Fudosan Co. Ltd. (Japan)	41,200	992,437
Realogy Holdings Corp.(a)	10,836	247,061

		7,491,610

Road & Rail — 0.4%
Central Japan Railway Co. (Japan)	3,100	641,791
Daqin Railway Co. Ltd. (China) (Class A Stock)	40,700	50,285
Knight-Swift Transportation Holdings, Inc.(a)	8,736	333,803
Landstar System, Inc.	3,277	357,848
Norfolk Southern Corp.	24,025	3,624,652
Old Dominion Freight Line, Inc.	8,436	1,256,627
Tokyu Corp. (Japan)	50,700	872,454
Union Pacific Corp.	9,158	1,297,505
West Japan Railway Co. (Japan)	10,100	743,606

		9,178,571

Semiconductors & Semiconductor Equipment — 1.7%
ams AG (Austria)*	7,602	563,765
Analog Devices, Inc.	26,757	2,566,531
Applied Materials, Inc.	23,892	1,103,571
ASML Holding NV (Netherlands)	24,144	4,777,737
Broadcom, Inc.	16,905	4,101,829
Cabot Microelectronics Corp.	5,856	629,871
Cavium, Inc.*	16,479	1,425,434
Daqo New Energy Corp. (China), ADR*	3,410	121,191
Globalwafers Co. Ltd. (Taiwan)	16,000	264,895
Infineon Technologies AG (Germany)	61,649	1,565,967
Macronix International (Taiwan)*	164,000	232,568
MediaTek, Inc. (Taiwan)	25,000	245,402
Microchip Technology, Inc.(a)	19,515	1,774,889
Nanya Technology Corp. (Taiwan)	53,000	143,867
Novatek Microelectronics Corp. (Taiwan)	23,000	103,506
NVIDIA Corp.	21,314	5,049,287
PSK, Inc. (South Korea)	3,717	85,081
QUALCOMM, Inc.	12,700	712,724
Renesas Electronics Corp. (Japan)*	180,500	1,764,534

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Silicon Works Co. Ltd. (South Korea)	245	$7,930
Sino-American Silicon Products, Inc. (Taiwan)*	89,000	357,399
SK Hynix, Inc. (South Korea)	7,827	600,795
STMicroelectronics NV (Switzerland)	47,293	1,050,062
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	172,698	6,313,839
TES Co. Ltd. (South Korea)	2,694	56,629
Texas Instruments, Inc.	46,564	5,133,681
Tokyo Electron Ltd. (Japan)	7,900	1,356,061
Universal Display Corp.(a)	4,275	367,650
Winbond Electronics Corp. (Taiwan)	174,000	110,838
Xinyi Solar Holdings Ltd. (China)	106,000	32,476

		42,620,009

Software — 1.5%
Adobe Systems, Inc.*	8,731	2,128,705
Aspen Technology, Inc.*	4,858	450,531
Avaya Holdings Corp.*	10,696	214,776
Blackbaud, Inc.	4,193	429,573
Dassault Systemes SE (France)	9,254	1,295,040
Electronic Arts, Inc.*	15,066	2,124,607
Guidewire Software, Inc.*(a)	13,538	1,201,904
IGG, Inc. (Singapore)	212,000	269,833
Manhattan Associates, Inc.*(a)	7,365	346,229
Microsoft Corp.	119,617	11,795,432
MicroStrategy, Inc. (Class A Stock)*	1,807	230,844
NIIT Technologies Ltd. (India)	16,470	263,972
Nintendo Co. Ltd. (Japan)	1,000	326,429
Red Hat, Inc.*	7,076	950,802
SailPoint Technologies Holding, Inc.*	23,006	564,567
salesforce.com, Inc.*	37,135	5,065,214
SAP SE (Germany)	37,629	4,343,061
ServiceNow, Inc.*	9,737	1,679,340
Splunk, Inc.*	11,384	1,128,268
Tableau Software, Inc. (Class A Stock)*	4,109	401,655
Take-Two Interactive Software, Inc.*	5,036	596,061
Tyler Technologies, Inc.*	2,015	447,532
Workday, Inc. (Class A Stock)*(a)	3,848	466,070

		36,720,445

Specialty Retail — 0.6%
AutoZone, Inc.*	5,986	4,016,187
Best Buy Co., Inc.	8,400	626,471
Chico’s FAS, Inc.	4,451	36,231
Dick’s Sporting Goods, Inc.	9,200	324,300
Dixons Carphone PLC (United Kingdom)	74,287	182,302
Home Depot, Inc. (The)	7,701	1,502,465
Industria de Diseno Textil SA (Spain)	80,277	2,733,766
Mr. Price Group Ltd. (South Africa)	14,553	238,836
Murphy USA, Inc.*(a)	11,000	817,190
Nebraska Book Holdings, Inc.*	1,680	43
O’Reilly Automotive, Inc.*	5,194	1,420,923
Ross Stores, Inc.	27,030	2,290,793
Tiffany & Co.	6,100	802,760
Via Varejo SA (Brazil), UTS	31,240	150,729
Zhongsheng Group Holdings Ltd. (China)	49,500	148,204

		15,291,200

COMMON STOCKS (continued)	Shares	Value
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	73,326	$13,573,376
Catcher Technology Co. Ltd. (Taiwan)	34,000	379,620
Focus Media Information Technology Co. Ltd. (China) (Class A Stock)	117,120	168,516
Hewlett Packard Enterprise Co.	34,700	506,967
Logitech International SA (Switzerland)	41,617	1,823,279
Samsung Electronics Co. Ltd. (South Korea)	115,360	4,832,382
Samsung Electronics Co. Ltd. (South Korea), GDR	2,637	2,755,665

		24,039,805

Textiles, Apparel & Luxury Goods — 0.8%
adidas AG (Germany)	2,863	623,327
Burberry Group PLC (United Kingdom)	87,462	2,485,716
Carter’s, Inc.	3,881	420,662
Cie Financiere Richemont SA (Switzerland)	27,620	2,334,842
Columbia Sportswear Co.	8,000	731,759
Kering SA (France)	3,700	2,084,212
Lululemon Athletica, Inc.*	7,658	956,101
LVMH Moet Hennessy Louis Vuitton SE (France)	11,359	3,771,408
Moncler SpA (Italy)	19,168	869,750
NIKE, Inc. (Class B Stock)	19,307	1,538,382
Puma SE (Germany)	1,963	1,146,801
Shenzhen Fuanna Bedding and Furnishing Co. Ltd. (China) (Class A Stock)	31,800	51,859
Swatch Group AG (The) (Switzerland)	3,623	1,715,061

		18,729,880

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	126,971	3,537,994

Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	70,834	3,568,145
ITC Ltd. (India)	260,715	1,013,149
Japan Tobacco, Inc. (Japan)(a)	25,100	701,455
KT&G Corp. (South Korea)	6,648	638,773
Swedish Match AB (Sweden)	24,126	1,192,348

		7,113,870

Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.	5,094	357,344
Brenntag AG (Germany)	14,477	804,367
Fastenal Co.(a)	31,411	1,511,811
Ferguson PLC (Switzerland)	32,881	2,660,327
Mitsubishi Corp. (Japan)	35,900	995,474

		6,329,323

Transportation Infrastructure — 0.0%
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	138,000	135,221

Wireless Telecommunication Services — 0.2%
Goodman Networks, Inc.*^	3,993	—
KDDI Corp. (Japan)	13,700	374,625
MTN Group Ltd. (South Africa)	6,359	49,977
NII Holdings, Inc.*	8,909	34,745
T-Mobile US, Inc.*	8,703	520,004

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Wireless Telecommunication Services (continued)
Turkcell Iletisim Hizmetleri A/S (Turkey)	109,195	$289,477
Vodafone Group PLC (United Kingdom)	1,216,684	2,947,161

		4,215,989

TOTAL COMMON STOCKS (cost $874,419,431)		954,482,252

PREFERRED STOCKS — 1.3%
Banks — 0.3%
Bank of America Corp., Series L, CVT, 7.250%	2,221	2,777,361
Itau Unibanco Holding SA (Brazil) (PRFC)	87,346	904,842
Wells Fargo & Co., Series L, CVT, 7.500%	2,713	3,416,915

		7,099,118

Consumer Finance — 0.4%
Mandatory Exchangeable Trust (China), CVT, 144A, 5.750%	42,201	8,804,441

Diversified Financial Services — 0.0%
GMAC Capital Trust I, Series 2, 8.128%	3,000	78,900

Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 6.123%(a)	33,117	1,890,981

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., CVT, 6.750%	6,692	559,920

Equity Real Estate Investment Trusts (REITs) — 0.1%
Crown Castle International Corp., Series A, CVT, 6.875%(a)	1,327	1,400,058
Welltower, Inc., Series I, CVT, 6.500%	11,425	679,216

		2,079,274

Food Products — 0.0%
Bunge Ltd., CVT, 4.875%	5,375	580,500

Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co., Series A, CVT, 6.125%(a)	47,340	2,927,979

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	8,291	1,057,922

Insurance — 0.0%
XLIT Ltd. (Bermuda), Series D, 5.468%	350	355,249

Machinery — 0.1%
Stanley Black & Decker, Inc., CVT, 5.375%(a)	14,086	1,475,931

Metals & Mining — 0.0%
Metalurgica Gerdau SA (Brazil) (PRFC)	228,655	363,417

Multi-Utilities — 0.1%
Dominion Energy, Inc., Series A, CVT, 6.750%	28,085	1,297,808
DTE Energy Co., CVT, 6.500%	10,622	549,051

		1,846,859

Oil, Gas & Consumable Fuels — 0.1%
Hess Corp., CVT, 8.000%	8,366	630,462
Kinder Morgan, Inc., Series A, CVT, 9.750%(a)	19,303	669,235
Petroleo Brasileiro SA (Brazil) (PRFC)	31,540	139,726

		1,439,423

PREFERRED STOCKS (continued)	Shares	Value
Pharmaceuticals — 0.0%
Teva Pharmaceutical Industries Ltd. (Israel), CVT, 7.000%	1,521	$691,295

Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc., CVT*^	4,751	15,821

TOTAL PREFERRED STOCKS (cost $29,406,050)		31,267,030

	Units
RIGHTS* — 0.0%
Banks — 0.0%
Intesa Sanpaolo SpA (Italy), expiring 07/17/18	422,783	—

Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp., expiring 01/23/27^	12,314	7,265

Media — 0.0%
Media General, Inc., CVR^	42,900	2,102

TOTAL RIGHTS (cost $ — )		9,367

WARRANTS* — 0.0%
Specialty Retail — 0.0%
Nebraska Book Holdings, Inc., Series A, expiring 06/29/19^	1,980	—
Nebraska Book Holdings, Inc., Series B, expiring 06/29/19^	4,243	—

		—

Transportation — 0.0%
Jack Cooper, expiring 10/27/29^	117	—

TOTAL WARRANTS (cost $1)		—

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.8%
Automobiles — 0.7%
Credit Acceptance Auto Loan Trust,
Series 2017-2A, Class B, 144A
3.020%	04/15/26	1,200	1,177,508
DT Auto Owner Trust,
Series 2016-4A, Class C, 144A
2.740%	10/17/22	1,250	1,249,405
Series 2016-4A, Class D, 144A
3.770%	10/17/22	3,300	3,312,193
Exeter Automobile Receivables Trust,
Series 2014-3A, Class D, 144A
5.690%	04/15/21	2,350	2,398,905
First Investors Auto Owner Trust,
Series 2015-2A, Class B, 144A
2.750%	09/15/21	1,730	1,728,345
Flagship Credit Auto Trust,
Series 2016-4, Class A1, 144A
1.470%	03/16/20	13	13,111
Ford Credit Auto Owner Trust,
Series 2015-B, Class B
2.040%	10/15/20	307	305,160

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Series 2016-A, Class A3
1.390%	07/15/20	55	$54,925
Hertz Vehicle Financing II LP,
Series 2018-1A, Class A, 144A
3.290%	02/25/24	3,850	3,770,191
Hyundai Auto Receivables Trust,
Series 2016-A, Class D
3.230%	12/15/22	3,080	3,062,098

			17,071,841

Consumer Loans — 0.1%
CLUB Credit Trust,
Series 2017-NP1, Class B, 144A
3.170%	04/17/23	702	701,931
FREED ABS Trust,
Series 2018-1, Class B, 144A
4.560%	07/18/24	100	99,998
LendingClub Issuance Trust,
Series 2016-NP2, Class A, 144A
3.000%	01/17/23	98	98,027
OneMain Financial Issuance Trust,
Series 2016-1A, Class B, 144A
4.570%	02/20/29	100	101,809
Oportun Funding LLC,
Series 2017-A, Class B, 144A
3.970%(cc)	06/08/23	800	790,147
Regional Management Issuance Trust,
Series 2018-1, Class A, 144A^
3.830%	07/15/27	114	113,976
Springleaf Funding Trust,
Series 2017-AA, Class B, 144A
3.100%	07/15/30	115	112,414

			2,018,302

Credit Cards — 0.1%
American Express Credit Account Master Trust,
Series 2014-1, Class A, 1 Month LIBOR + 0.370%
2.443%(c)	12/15/21	126	126,315
Series 2017-8, Class A, 1 Month LIBOR + 0.120%
2.193%(c)	05/16/22	346	345,931
Capital One Multi-Asset Execution Trust,
Series 2014-A3, Class A3, 1 Month LIBOR + 0.380%
2.453%(c)	01/18/22	279	279,554
Series 2014-A4, Class A4, 1 Month LIBOR + 0.360%
2.433%(c)	06/15/22	491	492,267
Series 2016-A1, Class A1, 1 Month LIBOR + 0.450%
2.523%(c)	02/15/22	228	228,607
Citibank Credit Card Issuance Trust,
Series 2013-A7, Class A7, 1 Month LIBOR + 0.430%
2.476%(c)	09/10/20	219	219,146
Series 2017-A1, Class A1, 1 Month LIBOR + 0.250%
2.335%(c)	01/19/21	100	100,108
Series 2017-A4, Class A4, 1 Month LIBOR + 0.220%
2.245%(c)	04/07/22	250	250,274
Discover Card Execution Note Trust,
Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%
2.503%(c)	07/15/21	520	520,871

			2,563,073

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Loans — 0.9%
Accredited Mortgage Loan Trust,
Series 2003-3, Class A1
5.210%	01/25/34	102	$104,458
Series 2005-1, Class M1, 1 Month LIBOR + 0.705%
2.796%(c)	04/25/35	2,281	2,286,661
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP2, Class A2D, 1 Month LIBOR + 0.280%
2.371%(c)	03/25/36	70	70,046
Series 2006-FM1, Class A2B, 1 Month LIBOR + 0.090%
2.181%(c)	07/25/36	342	127,428
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W7, Class A2, 1 Month LIBOR + 0.780%
2.871%(c)	03/25/34	712	710,570
Asset-Backed Funding Certificates Trust,
Series 2006-OPT2, Class A2, 1 Month LIBOR + 0.140%
2.231%(c)	10/25/36	284	273,143
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE7, Class M1, 1 Month LIBOR + 0.975%
3.048%(c)	12/15/33	3,498	3,498,493
Series 2005-HE6, Class M3, 1 Month LIBOR + 0.795%
2.886%(c)	07/25/35	1,723	1,722,652
Countrywide Asset-Backed Certificates Trust,
Series 2007-2, Class 2A3, 1 Month LIBOR + 0.140%
2.231%(c)	08/25/37	143	140,092
GSAA Home Equity Trust,
Series 2007-5, Class 1AV1, 1 Month LIBOR + 0.100%
2.191%(c)	03/25/47	87	45,884
Home Equity Asset Trust,
Series 2005-9, Class 2A4, 1 Month LIBOR + 0.340%
2.431%(c)	04/25/36	48	48,506
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-C, Class M1, 1 Month LIBOR + 0.840%
2.931%(c)	03/25/35	1,231	1,231,944
Series 2005-B, Class M2, 1 Month LIBOR + 0.705%
2.796%(c)	08/25/35	970	969,213
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AV4, 1 Month LIBOR + 0.150%
2.241%(c)	08/25/36	37	36,911
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A2, 1 Month LIBOR + 0.110%
2.201%(c)	11/25/36	89	43,158
Series 2006-HE4, Class A3, 1 Month LIBOR + 0.150%
2.241%(c)	11/25/36	114	55,456
Merrill Lynch Mortgage Investors Trust,
Series 2005-AR1, Class M1, 1 Month LIBOR + 0.500%
2.591%(c)	06/25/36	834	831,807
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-SD3, Class M1, 1 Month LIBOR + 1.050%, 144A
3.141%(c)	06/25/34	26	25,791
Series 2007-HE7, Class A2B, 1 Month LIBOR + 1.000%
3.091%(c)	07/25/37	65	64,730
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV3, 1 Month LIBOR + 0.180%
2.271%(c)	06/25/37	78	77,406
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE1, Class M1, 1 Month LIBOR + 0.410%
2.501%(c)	02/25/36	44	44,404

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
NovaStar Mortgage Funding Trust,
Series 2003-1, Class A2, 1 Month LIBOR + 0.780%
2.871%(c)	05/25/33	1,021	$1,018,142
Series 2003-4, Class M1, 1 Month LIBOR + 1.065%
3.156%(c)	02/25/34	1,546	1,536,815
Series 2006-4, Class A2C, 1 Month LIBOR + 0.150%
2.241%(c)	09/25/36	180	102,365
Series 2006-4, Class A2D, 1 Month LIBOR + 0.250%
2.341%(c)	09/25/36	72	40,736
Series 2007-1, Class A1A, 1 Month LIBOR + 0.130%
2.221%(c)	03/25/37	295	226,005
Option One Mortgage Loan Trust,
Series 2005-3, Class M2, 1 Month LIBOR + 0.735%
2.826%(c)	08/25/35	50	49,982
RASC Trust,
Series 2004-KS5, Class AI5
4.894%(cc)	06/25/34	214	217,443
Series 2005-KS12, Class M1, 1 Month LIBOR + 0.440%
2.531%(c)	01/25/36	3,618	3,606,934
Series 2005-KS2, Class M1, 1 Month LIBOR + 0.645%
2.736%(c)	03/25/35	37	36,554
Saxon Asset Securities Trust,
Series 2001-3, Class AV1, 1 Month LIBOR + 0.540%
2.631%(c)	09/25/31	50	50,277
Soundview Home Loan Trust,
Series 2006-1, Class A4, 1 Month LIBOR + 0.300%
2.391%(c)	02/25/36	95	94,645
Series 2006-EQ1, Class A3, 1 Month LIBOR + 0.160%
2.251%(c)	10/25/36	159	158,035
Series 2006-OPT1, Class 1A1, 1 Month LIBOR + 0.180%
2.271%(c)	03/25/36	366	364,171
Series 2006-OPT2, Class A3, 1 Month LIBOR + 0.180%
2.271%(c)	05/25/36	81	81,329
Series 2006-OPT3, Class 1A1, 1 Month LIBOR + 0.155%
2.246%(c)	06/25/36	522	518,704
Series 2006-OPT4, Class 1A1, 1 Month LIBOR + 0.150%
2.241%(c)	06/25/36	307	303,683
Series 2007-1, Class 2A3, 1 Month LIBOR + 0.170%
2.261%(c)	03/25/37	95	94,733
Series 2007-OPT3, Class 2A3, 1 Month LIBOR + 0.180%
2.271%(c)	08/25/37	74	71,517
Structured Asset Securities Corp. Pass-Through Certificates,
Series 2002-AL1, Class A2
3.450%	02/25/32	70	69,328
Terwin Mortgage Trust,
Series 2006-3, Class 2A2, 1 Month LIBOR + 0.210%, 144A
2.301%(c)	04/25/37	91	89,465

			21,139,616

Manufactured Housing — 0.0%
Mid-State Capital Corp. Trust,
Series 2006-1, Class A, 144A
5.787%	10/15/40	544	594,662

			594,662

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Other — 0.4%
Golden Bear LLC,
Series 2016-1A, Class A, 144A
3.750%	09/20/47	2,107	$2,061,716
Progress Residential Trust,
Series 2015-SFR2, Class B, 144A
3.138%	06/12/32	900	889,405
Series 2017-SFR2, Class A, 144A
2.897%	12/17/34	4,900	4,751,798
Vantage Data Centers Issuer LLC,
Series 2018-1A, Class A2, 144A
4.072%	02/16/43	1,993	1,998,317
Velocity Commercial Capital Loan Trust,
Series 2016-1, Class M5, 144A
7.836%(cc)	04/25/46	43	46,651
Series 2016-2, Class AFX
2.997%(cc)	10/25/46	150	149,020
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A
2.150%	12/20/26	702	699,236

			10,596,143

Residential Mortgage-Backed Securities — 1.6%
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD1, Class A, 1 Month LIBOR + 0.900%
2.991%(c)	12/25/33	116	115,924
Carrington Mortgage Loan Trust,
Series 2006-NC2, Class A3, 1 Month LIBOR + 0.150%
2.241%(c)	06/25/36	464	457,395
Series 2007-FRE1, Class A2, 1 Month LIBOR + 0.200%
2.291%(c)	02/25/37	120	118,905
Series 2007-RFC1, Class A2, 1 Month LIBOR + 0.100%
2.191%(c)	12/25/36	63	62,606
Series 2005-NC5, Class M1, 1 Month LIBOR + 0.480%
2.571%(c)	10/25/35	321	322,101
Countrywide Asset-Backed Certificates,
Series 2005-AB4, Class 2A1, 1 Month LIBOR + 0.270%
2.361%(c)	03/25/36	2,257	2,075,795
Series 2006-8, Class 2A3, 1 Month LIBOR + 0.160%
2.251%(c)	01/25/46	154	153,056
Series 2006-BC3, Class 2A3, 1 Month LIBOR + 0.240%
2.331%(c)	02/25/37	170	169,190
Countrywide Asset-Backed Certificates Trust,
Series 2005-16, Class MV1, 1 Month LIBOR + 0.460%
2.551%(c)	05/25/36	2,000	1,970,531
Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160%
2.251%(c)	09/25/46	123	120,753
Series 2006-14, Class 2A2, 1 Month LIBOR + 0.150%
2.241%(c)	02/25/37	46	46,304
Series 2006-17, Class 2A2, 1 Month LIBOR + 0.150%
2.241%(c)	03/25/47	155	151,014
Series 2006-18, Class 2A2, 1 Month LIBOR + 0.160%
2.251%(c)	03/25/37	293	289,211
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB8, Class A1, 1 Month LIBOR + 0.140%
2.231%(c)	10/25/36	167	153,027
Ellington Loan Acquisition Trust,
Series 2007-2, Class A2E, 1 Month LIBOR + 1.100%, 144A
3.191%(c)	05/25/37	44	44,117

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Equity One Mortgage Pass-Through Trust,
Series 2003-2, Class M1
5.050%(cc)	09/25/33	71	$72,037
FBR Securitization Trust,
Series 2005-5, Class M1, 1 Month LIBOR + 0.690%
2.781%(c)	11/25/35	144	142,653
Fieldstone Mortgage Investment Trust,
Series 2006-2, Class 2A3, 1 Month LIBOR + 0.270%
2.361%(c)	07/25/36	61	36,022
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, 1 Month LIBOR + 1.800%
3.782%(c)	10/25/33	2,228	2,249,623
Series 2004-FFH3, Class M1, 1 Month LIBOR + 0.870%
2.961%(c)	10/25/34	1,329	1,329,619
Series 2006-FF8, Class IA1, 1 Month LIBOR + 0.140%
2.231%(c)	07/25/36	245	242,131
Series 2006-FF12, Class A4, 1 Month LIBOR + 0.140%
2.231%(c)	09/25/36	30	29,461
Series 2006-FF14, Class A5, 1 Month LIBOR + 0.160%
2.251%(c)	10/25/36	178	173,570
Fremont Home Loan Trust,
Series 2005-A, Class M2, 1 Month LIBOR + 0.690%
2.781%(c)	01/25/35	624	623,332
Series 2006-1, Class 1A1, 1 Month LIBOR + 0.155%
2.246%(c)	04/25/36	195	193,158
GMAT Trust,
Series 2013-1A, Class A, 144A
6.967%	11/25/43	45	44,899
GSAMP TRUST,
Series 2002-HE2, Class A2, 1 Month LIBOR + 1.040%, 144A
3.124%(c)	10/20/32	49	49,505
GSAMP Trust,
Series 2005-WMC1, Class M1, 1 Month LIBOR + 0.735%
2.826%(c)	09/25/35	73	71,266
Series 2006-FM1, Class A1, 1 Month LIBOR + 0.160%
2.251%(c)	04/25/36	195	155,617
Series 2006-HE3, Class A2C, 1 Month LIBOR + 0.160%
2.251%(c)	05/25/46	207	204,884
Series 2007-HE1, Class A2C, 1 Month LIBOR + 0.150%
2.241%(c)	03/25/47	285	278,786
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-C, Class 2A, 1 Month LIBOR + 0.130%
2.221%(c)	08/25/36	175	164,709
Series 2006-C, Class 3A3, 1 Month LIBOR + 0.150%
2.241%(c)	08/25/36	86	82,211
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3, Class A1A, 1 Month LIBOR + 0.170%
2.261%(c)	03/25/37	576	572,112
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 1A1, 1 Month LIBOR + 1.000%
3.091%(c)	10/25/37	240	243,273
MFA LLC,
Series 2018-NPL1, Class A1, 144A
3.875%	05/25/48	4,915	4,915,314
New Century Home Equity Loan Trust,
Series 2006-2, Class A2B, 1 Month LIBOR + 0.160%
2.251%(c)	08/25/36	189	179,106

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Ownit Mortgage Loan Trust,
Series 2006-1, Class AV, 1 Month LIBOR + 0.230%
2.321%(c)	12/25/35	153	$151,957
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-MHQ1, Class M2, 1 Month LIBOR + 1.125%
3.216%(c)	12/25/34	2,852	2,855,026
Series 2004-WWF1, Class M4, 1 Month LIBOR + 1.650%
3.741%(c)	12/25/34	2,861	2,894,104
People’s Choice Home Loan Securities Trust,
Series 2005-4, Class 1A2, 1 Month LIBOR + 0.520%
2.611%(c)	12/25/35	52	50,567
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class M1, 1 Month LIBOR + 0.460%
2.551%(c)	09/25/35	132	132,019
Pretium Mortgage Credit Partners I LLC,
Series 2017-NPL5, Class A1, 144A
3.327%(cc)	12/30/32	2,415	2,404,605
RAAC Trust,
Series 2007-SP2, Class A2, 1 Month LIBOR + 0.400%
2.491%(c)	06/25/47	43	42,572
RAMP Trust,
Series 2006-RZ3, Class M1, 1 Month LIBOR + 0.350%
2.441%(c)	08/25/36	5,060	4,965,568
RASC Trust,
Series 2007-KS3, Class AI3, 1 Month LIBOR + 0.250%
2.341%(c)	04/25/37	103	101,064
Saxon Asset Securities Trust,
Series 2005-4, Class A2D, 1 Month LIBOR + 0.310%
2.401%(c)	11/25/37	81	81,313
Series 2007-1, Class A2C, 1 Month LIBOR + 0.150%
2.241%(c)	01/25/47	130	128,416
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-NC3, Class A1, 1 Month LIBOR + 0.140%
2.231%(c)	09/25/36	172	124,688
Series 2007-NC2, Class A2B, 1 Month LIBOR + 0.140%
2.231%(c)	01/25/37	64	49,298
Soundview Home Loan Trust,
Series 2005-2, Class M5, 1 Month LIBOR + 0.990%
3.081%(c)	07/25/35	66	66,572
Series 2005-OPT3, Class A1, 1 Month LIBOR + 0.260%
2.351%(c)	11/25/35	155	154,515
Stanwich Mortgage Loan Trust,
Series 2018-NPB1, Class A1, 144A
4.016%	05/16/23	3,867	3,868,120
Structured Asset Investment Loan Trust,
Series 2006-2, Class A3, 1 Month LIBOR + 0.360%
2.451%(c)	04/25/36	212	210,713
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC5, Class A4, 1 Month LIBOR + 0.170%
2.261%(c)	12/25/36	47	45,364
Series 2007-WF1, Class A4, 1 Month LIBOR + 0.200%
2.291%(c)	02/25/37	176	174,240
Towd Point Mortgage Trust,
Series 2015-3, Class A4B, 144A
3.500%(cc)	03/25/54	139	139,071
Series 2016-4, Class A1, 144A
2.250%(cc)	07/25/56	218	211,956

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
VOLT LVII LLC,
Series 2017-NPL4, Class A1, 144A
3.375%	04/25/47	2,389		$2,382,118
VOLT LXIV LLC,
Series 2017-NP11, Class A1, 144A
3.375%	10/25/47	502		499,435
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2006-3, Class A2, 1 Month LIBOR + 0.150%
2.241%(c)	01/25/37	56		55,883

				40,092,401

TOTAL ASSET-BACKED SECURITIES (cost $94,228,729)				94,076,038

BANK LOANS — 0.6%
Aerospace & Defense — 0.0%
MacDonald, Dettwiler & Associates Ltd.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
4.854%(c)	10/04/24	15		14,857

Biotechnology — 0.0%
Concordia Healthcare Corp.,
Dollar Term Loan, 1 Month LIBOR + 4.250%
6.344%(c)	10/21/21	—	(r)	141

Chemicals — 0.0%
Unifrax I LLC,
2017 Incremental Dollar Term Loan, 3 Month LIBOR + 3.500%
5.834%(c)	04/04/24	79		78,410

Commercial Services — 0.1%
Camelot US Acquisition I Co.,
2017-2 Refinancing Term Loan, 1 Month LIBOR + 3.250%
5.344%(c)	10/03/23	47		46,558
Camelot US Acquisition I Co.,
2017-2 Refinancing Term Loan, 1 Month LIBOR + 3.250%
5.344%(c)	10/03/23	34		33,714
Crown Finance US, Inc.,
Initial Dollar Tranche Term Loan, 1 Month LIBOR + 2.500%
4.594%(c)	02/28/25	117		116,047
Garda World Security Corp.,
New Incremental Term B Loan, 3 Month LIBOR + 3.500% / PRIME + 2.500%
6.850%(c)	05/24/24	85		84,787
6.850%(c)	05/24/24	—	(r)	215
Prime Security Services Borrower LLC,
2016-2 Refinancing Term B-1 Loan (First Lien), 1 Month LIBOR + 2.750%
4.844%(c)	05/02/22	141		140,444
Syniverse Holdings, Inc.,
Tranche C Term Loan, 1 Month LIBOR + 5.000%
7.046%(c)	03/09/23	265		264,898
Team Health Holdings Inc,
Initial Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	02/06/24	346		333,240

				1,019,903

Commercial Services & Supplies — 0.0%
FGI Operating Co. LLC,
Term Loan^
— %(p)	05/15/22	128		128,250
UFC Holdings LLC,
Term Loan (Second Lien), 1 Month LIBOR + 7.500%
9.594%(c)	08/18/24	72		72,030

				200,280

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Computers — 0.0%
Exela Intermediate LLC,
First Lien Term B Loan, 3 Month LIBOR + 7.500%
9.826%(c)	06/30/23	137	$138,291

Construction Materials — 0.0%
Continental Building Products LLC,
Second Lien Closing Date Term Loan, 1 Month LIBOR + 2.250%
4.344%(c)	02/26/21	68	68,142

Consumer Products — 0.0%
Alphabet Holding Co., Inc.,
Closing Date Term Loan, 3 Month LIBOR + 4.000%
6.358%(c)	09/12/24	313	308,549
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
5.594%(c)	09/26/24	107	100,178
Zodiac Pool Holding SA, Inc.,
Tranche B-1 Term Loan, PRIME + 3.000%
8.000%(c)	12/20/23	99	98,339

			507,066

Containers & Packaging — 0.0%
Consolidated Container Co. LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	05/22/24	70	70,248
4.844%(c)	05/22/24	14	14,116

			84,364

Distribution/Wholesale — 0.0%
HD Supply, Inc.,
Term B-4Loan, 1MonthLIBOR +2.500%
4.594%(c)	10/17/23	71	71,661

Diversified Consumer Services — 0.0%
St George’s University Scholastic Services LLC,
Term Loan^
— %(p)	06/21/25	18	17,752

Diversified Financial Services — 0.0%
Dakota Holding Corp.,
Initial Term Loan, 3 Month LIBOR + 3.250%
5.584%(c)	02/13/25	67	66,512
Gulf Finance LLC,
Tranche B Term Loan, 3 Month LIBOR + 5.250%
7.590%(c)	08/25/23	231	198,498

			265,010

Electric — 0.1%
Exgen Renewables IV LLC,
Loan, 3 Month LIBOR + 3.000%^
5.310%(c)	11/28/24	46	46,085
Talen Energy Supply LLC,
Senior Secured Initial Term Loan, 1 Month LIBOR + 4.000%
6.094%(c)	04/13/24	554	555,996
Vistra Operations Co. LLC,
2016 Incremental Term B-2 Loan, 1 Month LIBOR + 2.250%
4.344%(c)	12/14/23	99	98,069
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%
4.094%(c)	08/04/23	201	199,641

			899,791

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS (continued)
Energy — 0.0%
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 1 Month LIBOR + 3.750%
5.844%(c)	01/30/24	100		$99,936
2018 Refinancing Term C Facility, 1 Month LIBOR + 3.750%
5.844%(c)	01/30/24	6		6,398

				106,334

Energy Equipment & Services — 0.0%
McDermott International, Inc.,
Term Loan, 1 Month LIBOR + 5.000%
7.094%(c)	05/12/25	77		77,435

Entertainment — 0.0%
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.344%(c)	04/18/24	99		98,381

Entertainment & Leisure — 0.0%
24 Hour Fitness Worldwide, Inc.,
Term Loan, 1 Month LIBOR + 3.500%
5.594%(c)	05/26/25	37		36,562

Equity Real Estate Investment Trusts (REITs) — 0.0%
GGP, Inc.,
Term Loan
— %(p)	05/04/25	165		162,154

Foods — 0.1%
Albertson’s LLC,
Replacement 2017-1 Term B-5 Loan, 3 Month LIBOR + 3.000%
5.337%(c)	12/21/22	169		167,879
Dole Food Co., Inc.,
Tranche B Term Loan, 1 - 3 Month LIBOR + 2.750% / PRIME + 1.750%
5.260%(c)	04/06/24	109		108,004
5.260%(c)	04/06/24	109		108,004
5.260%(c)	04/06/24	109		108,004
5.260%(c)	04/06/24	9		9,383
Tranche B Term Loan, 1 - 3 Month LIBOR+ 2.750% / PRIME + 1.750%
5.260%(c)	04/06/24	—	(r)	68
Moran Foods LLC,
Initial Term Loan, 1 Month LIBOR + 6.000%
8.094%(c)	12/05/23	453		352,588
Supervalu, Inc.,
Delayed Draw Term Loan, 1 Month LIBOR + 3.500%
5.594%(c)	06/08/24	49		48,852
Initial Term Loan, 1 Month LIBOR + 3.500%
5.594%(c)	06/08/24	82		81,421

				984,203

Health Care Providers & Services — 0.0%
National Mentor Holdings, Inc.,
Tranche B Term Loan, 3 Month LIBOR + 3.000%
5.334%(c)	01/31/21	68		67,532

Healthcare-Products — 0.0%
Mallinckrodt International Finance SA,
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%
5.517%(c)	02/24/25	37		36,246

Healthcare-Services — 0.0%
Air Medical Group Holdings, Inc.,
2017-2 New Term Loan, 1 Month LIBOR + 4.250%
6.335%(c)	03/14/25	57		55,921

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Healthcare-Services (continued)
CHG Healthcare Services, Inc.,
New Term Loan, 3 Month LIBOR + 3.000%
5.359%(c)	06/07/23	267	$267,089
CHS/Community Health Systems, Inc.,
Incremental 2019 Term G Loan, 3 Month LIBOR + 3.000%
5.307%(c)	12/31/19	235	233,773
Incremental 2021 Term H Loan, 3 Month LIBOR + 3.250%
5.557%(c)	01/27/21	23	22,271
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
5.084%(c)	06/07/23	64	63,968

			643,022

Hotels, Restaurants & Leisure — 0.0%
Las Vegas Sands Corp.,
Term Loan
— %(p)	03/27/25	50	49,216

Industrial Conglomerates — 0.0%
Rexnord LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.341%(c)	08/21/24	41	40,942

Insurance — 0.0%
Alliant Holdings Intermediate LLC,
Initial Term Loan (2018), 1 Month LIBOR + 3.000%
5.046%(c)	05/09/25	131	130,346
Asurion LLC,
Term Loan^
— %(p)	11/03/23	136	135,291
— %(p)	08/04/25	32	32,522
HUB International Ltd.,
Initial Term Loan, 2 Month LIBOR + 3.000%
5.360%(c)	04/25/25	100	99,306
USI, Inc.,
Term Loan B, 3 Month LIBOR + 3.000%
5.334%(c)	05/16/24	137	136,040

			533,505

Internet Software & Services — 0.0%
Go Daddy Operating Co. LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 2.250%
4.344%(c)	02/15/24	169	168,542
4.344%(c)	02/15/24	127	126,529
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.500%
5.594%(c)	12/01/23	65	64,805
5.594%(c)	12/01/23	28	27,773

			387,649

IT Services — 0.0%
Ensono LP,
Term Loan
— %(p)	04/25/25	100	99,875

Machinery-Construction & Mining — 0.0%
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 4.000%
6.001%(c)	11/30/23	65	64,106

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Media — 0.0%
Clear Channel Communications,
Tranche D Term Loan, 3 Month LIBOR + 6.750%
9.052%(c)	01/30/19	239	$181,701
Tranche E Term Loan, 1 Month LIBOR + 7.500%
9.594%(c)	07/30/19	250	189,832
Hoya Midco LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
5.594%(c)	06/30/24	99	98,134
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.000%
5.094%(c)	02/01/24	59	58,206
Unitymedia Finance LLC,
Term Loan
— %(p)	05/24/23	43	42,908
Univision Communications, Inc.,
2017 Replacement Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	03/15/24	324	312,519

			883,300

Oil & Gas — 0.1%
California Resources Corp.,
Term Loan (08/16), 1 Month LIBOR + 0.375%
12.466%(c)	12/31/21	417	460,785
Term Loan (11/17), 1 Month LIBOR + 4.750%
6.838%(c)	12/31/22	483	490,442
Chesapeake Energy Corp.,
Class A Loan, 1 Month LIBOR + 7.500%
9.594%(c)	08/23/21	300	312,922
MEG Energy Corp.,
Initial Term Loan, 3 Month LIBOR + 3.500%
5.600%(c)	12/31/23	16	15,762
5.600%(c)	12/31/23	7	6,505
5.600%(c)	12/31/23	4	4,389
Ultra Resources, Inc.,
Senior Secured Term Loan, 1 Month LIBOR + 3.000%
5.085%(c)	04/12/24	430	395,742
5.085%(c)	04/12/24	143	131,914
5.085%(c)	04/12/24	125	115,424

			1,933,885

Packaging & Containers — 0.0%
Bway Holding Co.,
Term Loan
— %(p)	04/03/24	65	64,604
Flex Acquisition Co., Inc.,
Term Loan
— %(p)	12/29/23	83	82,532

			147,136

Retail — 0.0%
AI Aqua Merger Sub, Inc.,
2018 Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%^
5.344%(c)	12/13/23	20	19,875
Golden Nugget, Inc.,
B Term Loan, 1 Month LIBOR + 2.750%
4.820%(c)	10/04/23	16	15,880
4.820%(c)	10/04/23	12	12,194

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Retail (continued)
Party City Holdings, Inc.,
2018 Replacement Term Loan, 1 - 3 Month LIBOR + 2.750%
4.936%(c)	08/19/22	17	$16,484
4.936%(c)	08/19/22	16	16,432
4.936%(c)	08/19/22	14	13,890
4.936%(c)	08/19/22	2	1,923
4.936%(c)	08/19/22	1	936
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 3.000%
5.010%(c)	03/11/22	172	141,875

			239,489

Software — 0.1%
Almonde, Inc.,
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%
5.807%(c)	06/13/24	182	178,583
5.807%(c)	06/13/24	35	33,990
5.807%(c)	06/13/24	32	30,931
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.091%(c)	07/08/22	72	71,794
2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.091%(c)	04/26/24	305	303,435
Infor (US), Inc.,
Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	02/01/22	324	322,348
Intralinks, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
6.100%(c)	11/11/24	100	99,459
Project Alpha Intermediate Holding, Inc.,
Term Loan, 2 Month LIBOR + 3.500%
5.990%(c)	04/26/24	158	157,163
Rackspace Hosting, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 3.000%
5.363%(c)	11/03/23	77	76,132
SolarWinds Holdings, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.000%
5.094%(c)	02/05/24	498	497,500
Solarwinds Holdings, Inc.,
Term Loan
— %(p)	06/21/25	57	56,774

			1,828,109

Technology Hardware, Storage & Peripherals — 0.0%
Quest Software US Holdings, Inc.,
First Lien Term Loan, 3 Month LIBOR + 4.250%
6.576%(c)	05/17/25	43	43,092
6.576%(c)	05/17/25	42	42,005
6.576%(c)	05/17/25	15	14,611

			99,708

Telecommunications — 0.1%
Avaya, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 4.250%
6.323%(c)	12/15/24	199	199,124
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
4.844%(c)	01/31/25	255	249,262

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (continued)
Telecommunications (continued)
Cincinnati Bell, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.250%
5.344%(c)	10/02/24	289	$288,856
Consolidated Communications, Inc.,
2016 Initial Term Loan, 1 Month LIBOR + 3.000%
5.100%(c)	10/05/23	33	32,253
GTT Communications, Inc.,
US Term Loan, 3 Month LIBOR + 2.750%
4.875%(c)	05/31/25	100	98,475
Hargray Communications Group, Inc.,
Term Loan
— %(p)	05/16/24	22	21,486
Intelsat Jackson Holdings SA,
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%
5.853%(c)	11/27/23	100	99,688
Level 3 Financing, Inc.,
Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%
4.334%(c)	02/22/24	175	174,453
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%
6.594%(c)	11/01/24	176	176,650

			1,340,247

Textiles, Apparel & Luxury Goods — 0.0%
J. C. Penney Corp., Inc.,
Term Loan
— %(p)	06/23/23	45	42,818

Trading Companies & Distributors — 0.0%
Spin Holdco, Inc.,
Term B-1 Loan, 2 Month LIBOR + 3.250%
5.342%(c)	11/14/22	247	245,327

Transportation — 0.0%
United Road Services, Inc.,
Initial Term Loan, 1 Month LIBOR + 5.250%
7.344%(c)	09/01/24	20	19,697

Wireless — 0.0%
LSF9 Atlantis Holdings LLC,
Senior Lien Term Loan, 1 Month LIBOR + 6.000%
8.001%(c)	05/01/23	229	225,115

TOTAL BANK LOANS (cost $14,044,564)			13,757,661

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
Banc of America Commercial Mortgage Trust,
Series 2007-3, Class F, 144A
5.869%(cc)	06/10/49	1,069	1,087,375
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	1,000	983,842
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	386	377,623
Braemar Hotels & Resorts Trust,
Series 2018-PRME, Class B, 1 Month LIBOR + 1.050%, 144A
3.123%(c)	06/15/35	3,850	3,845,810

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class D, 1 Month LIBOR + 1.321%, 144A
3.394%(c)	03/15/37	2,500	$2,487,449
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.951%(cc)	07/10/38	556	555,818
CSMC LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,600	1,614,433
DBGS Mortgage Trust,
Series 2018-5BP, Class B, 1 Month LIBOR + 0.830%, 144A
2.730%(c)	06/15/33	2,000	1,988,120
Fannie Mae-Aces,
Series 2014-M3, Class A2
3.501%(cc)	01/25/24	2,290	2,326,108
Series 2014-M9, Class A2
3.103%(cc)	07/25/24	2,800	2,786,380
Series 2015-M2, Class A3
3.148%(cc)	12/25/24	3,682	3,659,569
Series 2015-M5, Class A1
2.969%(cc)	03/25/25	3,767	3,662,001
Series 2015-M10, Class A2
3.092%(cc)	04/25/27	1,579	1,528,569
FHLMC Multifamily Structured Pass-Through Certificates,
Series K033, Class X1, IO
0.420%(cc)	07/25/23	37,716	529,512
Series K037, Class A2
3.490%	01/25/24	3,800	3,867,936
Series K708, Class X1, IO
1.592%(cc)	01/25/19	14,774	67,442
Series KSMC, Class A2
2.615%	01/25/23	2,085	2,045,481
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.714%(cc)	04/25/48	1,810	1,711,676
Series 2017-KF29, Class B, 1 Month LIBOR + 3.550%, 144A
5.551%(c)	02/25/24	2,336	2,419,697
Series 2018-KF42, Class B, 1 Month LIBOR + 2.200%, 144A
4.201%(c)	12/25/24	1,700	1,701,640
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.564%(cc)	08/10/44	1,755	1,708,115
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,960	1,951,958
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2007-2A, Class 1A3, 1 Month LIBOR + 0.270%, 144A
2.361%(c)	06/25/37	106	104,022
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class X, IO, 144A
0.529%(cc)	02/12/44	625	966
Series 2007-T27, Class B, 144A
6.145%(cc)	06/11/42	2,309	2,456,742

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Re-REMIC Trust,
Series 2012-IO, Class AXA, 144A
1.000%	03/27/51		78	$76,896
TPG Real Estate Finance Issuer Ltd. (Cayman Islands),
Series 2018-FL1, Class B, 1 Month LIBOR + 1.300%, 144A
3.373%(c)	02/15/35		2,000	1,998,320
Series 2018-FL1, Class C, 1 Month LIBOR + 1.900%, 144A
3.973%(c)	02/15/35		2,000	1,998,066
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.729%(cc)	05/10/45		1,560	1,531,858
Series 2012-C1, Class XA, IO, 144A
2.258%(cc)	05/10/45		3,985	253,325
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63		647	651,227
Velocity Commercial Capital Loan Trust,
Series 2015-1, Class M3, 144A
7.050%(cc)	06/25/45		125	135,225
Series 2015-1, Class M5, 144A
7.570%(cc)	06/25/45		100	109,811
Series 2017-1, Class M3, 144A
5.350%(cc)	05/25/47		100	101,359
Series 2017-2, Class M4, 144A
5.000%(cc)	11/25/47		95	92,847
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30		1,049	1,034,079
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class C
6.175%(cc)	04/15/47		2,000	2,026,622
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.413%(cc)	03/15/45		1,125	1,056,768

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $57,256,556)				56,534,687

CONVERTIBLE BONDS — 4.3%
Aerospace & Defense — 0.1%
Airbus SE (France),
Sr. Unsec’d. Notes, MTN
0.000%(ss)	06/14/21	EUR	600	883,278
0.000%(ss)	07/01/22	EUR	800	1,112,009
MTU Aero Engines AG (Germany),
Sr. Unsec’d. Notes
0.125%	05/17/23	EUR	400	662,553
Safran SA (France),
Sr. Unsec’d. Notes
0.000%(ss)	12/31/20	EUR	591	746,105

				3,403,945

Airlines — 0.1%
ANA Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/16/22	JPY	160,000	1,465,023

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
Apparel — 0.0%
LVMH Moet Hennessy Louis Vuitton SE (France),
Sr. Unsec’d. Notes
0.000%(ss)	02/16/21			146	$502,401

Auto Manufacturers — 0.1%
Suzuki Motor Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	03/31/21		JPY	90,000	1,215,282

Auto Parts & Equipment — 0.1%
Cie Generale des Etablissements Michelin SCA (France),
Sr. Unsec’d. Notes
0.000%(ss)	01/10/22			800	775,999
Valeo SA (France),
Sr. Unsec’d. Notes, MTN
0.000%(ss)	06/16/21			600	572,250

					1,348,249

Banks — 0.0%
Yamaguchi Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + (0.500)% (Cap N/A, Floor 0.000%)
1.839%(c)	03/26/20			600	609,600

Biotechnology — 0.1%
Illumina, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	06/15/19	(a)		1,095	1,289,323
0.500%	06/15/21	(a)		539	709,653
Ionis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.000%	11/15/21			602	591,438

					2,590,414

Chemicals — 0.1%
BASF SE (Germany),
Sr. Unsec’d. Notes, MTN
0.925%	03/09/23			750	712,875
Kansai Paint Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	06/17/22		JPY	70,000	648,218
Mitsubishi Chemical Holdings Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	03/30/22		JPY	90,000	831,188
0.000%(ss)	03/29/24		JPY	70,000	656,754
Toray Industries, Inc. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	08/30/19		JPY	50,000	480,965
0.000%(ss)	08/31/21		JPY	30,000	311,611

					3,641,611

Coal — 0.1%
RAG-Stiftung (Germany),
Sr. Unsec’d. Notes, MTN
0.000%(ss)	02/18/21		EUR	1,000	1,251,486

Commercial Services — 0.2%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
1.750%	06/19/24			1,600	1,657,951

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
Commercial Services (continued)
Shanghai Port Group BVI Holding Co. Ltd. (China),
Gtd. Notes
0.000%(ss)	08/09/21			2,094	$2,203,935

					3,861,886

Computers — 0.1%
Western Digital Corp.,
Gtd. Notes, 144A
1.500%	02/01/24	(a)		1,677	1,695,482

Diversified Financial Services — 0.2%
Brait SE (South Africa),
Sr. Unsec’d. Notes
2.750%	09/18/20		GBP	300	360,648
Magyar Nemzeti Vagyonkezelo Zrt (Hungary),
Gov’t. Gtd. Notes
3.375%	04/02/19		EUR	500	599,082
Volcan Holdings PLC (Cyprus),
Sr. Sec’d. Notes
4.125%	04/11/20		GBP	1,700	2,866,164

					3,825,894

Electric — 0.0%
CenterPoint Energy, Inc.,
Sub. Notes
3.399%	09/15/29			679	285,731
Kyushu Electric Power Co., Inc. (Japan),
Sr. Sec’d. Notes
0.000%(ss)	03/31/22		JPY	80,000	742,447

					1,028,178

Electrical Components & Equipment — 0.1%
Bekaert SA (Belgium),
Sr. Unsec’d. Notes
0.000%(ss)	06/09/21		EUR	500	551,845
Prysmian SpA (Italy),
Sr. Unsec’d. Notes
0.000%(ss)	01/17/22		EUR	400	461,996
SunPower Corp.,
Sr. Unsec’d. Notes
0.875%	06/01/21			279	219,235

					1,233,076

Electronics — 0.1%
Vishay Intertechnology, Inc.,
Sr. Unsec’d. Notes, 144A
2.250%	06/15/25			690	676,934
Zhen Ding Technology Holding Ltd. (Taiwan),
Sr. Unsec’d. Notes
0.000%(ss)	06/26/19			700	697,725

					1,374,659

Engineering & Construction — 0.1%
China Railway Construction Corp. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	01/29/21			750	758,438
Dycom Industries, Inc.,
Sr. Unsec’d. Notes
0.750%	09/15/21			445	515,327

					1,273,765

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
Entertainment — 0.0%
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
2.500%	03/15/23	(a)		420	$434,873

Forest Products & Paper — 0.0%
Daio Paper Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/17/20		JPY	40,000	387,030

Healthcare-Products — 0.0%
NuVasive, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/21			650	703,521

Healthcare-Services — 0.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42			144	470,526

Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
1.125%	01/15/20			464	1,123,538

					1,594,064

Holding Companies-Diversified — 0.0%
Industrivarden AB (Sweden),
Sr. Unsec’d. Notes
0.000%(ss)	05/15/19		SEK	4,000	458,649
Sagerpar SA (Belgium),
Gtd. Notes
0.375%	10/09/18	(a)	EUR	500	623,022

					1,081,671

Home Furnishings — 0.1%
Harvest International Co. (China),
Gtd. Notes
0.000%(ss)	11/21/22		HKD	6,000	803,954
Sony Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/30/22		JPY	145,000	1,682,925

					2,486,879

Internet — 0.5%
Altaba, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	12/01/18			798	1,088,441
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
0.350%	06/15/20			968	1,498,606
0.900%	09/15/21	(a)		477	569,874
Ctrip.com International Ltd. (China),
Sr. Unsec’d. Notes
1.000%	07/01/20			1,067	1,122,378
1.250%	09/15/22			961	986,245
CyberAgent, Inc. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	02/17/23		JPY	40,000	440,363
Etsy, Inc.,
Sr. Unsec’d. Notes, 144A
0.000%(ss)	03/01/23			380	496,325
IAC FinanceCo, Inc.,
Ltd. Gtd. Notes, 144A
0.875%	10/01/22	(a)		532	619,142

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
Internet (continued)
Liberty Expedia Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
1.000%	06/30/47	(a)		954	$942,110
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	07/01/19			490	911,017
Twilio, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	06/01/23			690	714,852
Twitter, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	06/15/24			280	289,247
Weibo Corp. (China),
Sr. Unsec’d. Notes, 144A
1.250%	11/15/22			2,030	2,040,219
Zendesk, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	03/15/23			527	569,254

					12,288,073

Investment Companies — 0.1%
Aabar Investments PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
0.500%	03/27/20		EUR	1,400	1,523,175
Baosteel Hong Kong Investment Co. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	12/01/18			1,103	1,159,529
Wendel SA (France),
Sr. Unsec’d. Notes
0.000%(ss)	07/31/19		EUR	909	549,101

					3,231,805

Iron/Steel — 0.0%
Abigrove Ltd. (Russia),
Gtd. Notes
0.000%(ss)	02/16/22			400	395,799

Media — 0.2%
DISH Network Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/24	(a)		2,312	2,035,966
3.375%	08/15/26	(a)		1,131	1,095,482
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30			18	12,530
4.000%	11/15/29			24	16,890
Sr. Unsec’d. Notes, 144A
1.750%	09/30/46			664	723,620
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23			474	589,642

					4,474,130

Metals & Mining — 0.0%
Glencore Funding LLC,
Sr. Unsec’d. Notes
0.000%	03/27/25			800	781,519

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
Miscellaneous Manufacturing — 0.1%
CRRC Corp. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	02/05/21			750	$742,500
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes
1.650%	08/16/19			1,250	1,440,163

					2,182,663

Oil & Gas — 0.2%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.000%	04/28/23		GBP	600	1,054,149
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26			902	916,689
Ensco Jersey Finance Ltd.,
Gtd. Notes
3.000%	01/31/24	(a)		1,089	1,011,287
TOTAL SA (France),
Sr. Unsec’d. Notes, MTN
0.500%	12/02/22			1,200	1,312,440

					4,294,565

Oil & Gas Services — 0.1%
TechnipFMC PLC (United Kingdom),
Sr. Unsec’d. Notes
0.875%	01/25/21		EUR	600	844,225
Weatherford International Ltd.,
Gtd. Notes
5.875%	07/01/21	(a)		727	715,463

					1,559,688

Pharmaceuticals — 0.2%
Bayer AG (Germany),
Sr. Unsec’d. Notes
0.050%	06/15/20		EUR	1,000	1,322,535
Bayer Capital Corp. BV (Germany),
Gtd. Notes
5.625%	11/22/19		EUR	100	124,955
Gtd. Notes, 144A
5.625%	11/22/19		EUR	2,300	2,873,959
Jazz Investments I Ltd.,
Gtd. Notes
1.875%	08/15/21			925	1,005,559
Neurocrine Biosciences, Inc.,
Sr. Unsec’d. Notes
2.250%	05/15/24	(a)		330	476,267

					5,803,275

Real Estate — 0.2%
CapitaLand Ltd. (Singapore),
Sr. Unsec’d. Notes
1.850%	06/19/20		SGD	750	536,697
1.950%	10/17/23		SGD	2,000	1,455,046
China Overseas Finance Investment Cayman V Ltd. (Hong Kong),
Gtd. Notes
0.000%(ss)	01/05/23			1,400	1,466,500
Deutsche Wohnen SE (Germany),
Sr. Unsec’d. Notes
0.325%	07/26/24		EUR	1,200	1,530,988

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
Real Estate (continued)
LEG Immobilien AG (Germany),
Sr. Unsec’d. Notes
0.500%	07/01/21	EUR	200	$409,898

				5,399,129

Real Estate Investment Trusts (REITs) — 0.0%
Covivio (France),
Sr. Unsec’d. Notes
0.875%	04/01/19	EUR	300	356,990
Extra Space Storage LP,
Gtd. Notes, 144A
3.125%	10/01/35		495	574,709

				931,699

Retail — 0.0%
Nebraska Book Holdings, Inc.,
Sr. Unsec’d. Notes, Cash coupon 2.000% or PIK 2.000%, 144A^
2.000%	04/01/26		34	—
Yamada Denki Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	06/28/19	JPY	70,000	676,512

				676,512

Semiconductors — 0.7%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
2.125%	09/01/26		539	1,070,664
ASM Pacific Technology Ltd. (Hong Kong),
Sr. Unsec’d. Notes
2.000%	03/28/19	HKD	8,000	1,138,218
Intel Corp.,
Jr. Sub. Notes
3.250%	08/01/39		1,303	3,118,695
Microchip Technology, Inc.,
Sr. Sub. Notes
1.625%	02/15/27		3,752	4,362,664
Micron Technology, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/43		598	1,076,915
Novellus Systems, Inc.,
Gtd. Notes
2.625%	05/15/41		97	503,228
NXP Semiconductors NV (Netherlands),
Sr. Unsec’d. Notes
1.000%	12/01/19		583	701,396
ON Semiconductor Corp.,
Gtd. Notes
1.625%	10/15/23		992	1,255,417
Semiconductor Manufacturing International Corp. (China),
Sr. Unsec’d. Notes
0.000%(ss)	07/07/22		250	288,838
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes
1.375%	03/01/22		821	1,003,119
STMicroelectronics NV (Switzerland),
Sr. Unsec’d. Notes
0.000%(ss)	07/03/22		1,200	1,435,487

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (continued)
Semiconductors (continued)
Synaptics, Inc.,
Sr. Unsec’d. Notes
0.500%	06/15/22	(a)		463	$455,517
Veeco Instruments, Inc.,
Sr. Unsec’d. Notes
2.700%	01/15/23			775	681,774

					17,091,932

Software — 0.2%
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	05/01/25			280	280,379
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
0.500%	04/15/19			664	964,125
New Relic, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	05/01/23			650	715,415
Red Hat, Inc.,
Sr. Unsec’d. Notes
0.250%	10/01/19			481	876,382
Servicenow, Inc.,
Sr. Unsec’d. Notes
0.000%	06/01/22			870	1,178,532
Workday, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	10/01/22	(a)		1,517	1,592,516

					5,607,349

Telecommunications — 0.1%
America Movil BV (Mexico),
Gtd. Notes
5.500%	09/17/18		EUR	500	412,484
Finisar Corp.,
Sr. Unsec’d. Notes
0.500%	12/15/33			880	870,033
Viavi Solutions, Inc.,
Sr. Unsec’d. Notes
0.625%	08/15/33			604	606,842
1.000%	03/01/24			796	802,366
Vodafone Group PLC (United Kingdom),
Sub. Notes
2.000%	02/25/19		GBP	400	525,920

					3,217,645

TOTAL CONVERTIBLE BONDS (cost $98,687,898)					104,944,772

CORPORATE BONDS — 15.0%
Advertising — 0.0%
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23			22	22,303
5.375%	01/15/24			85	86,381
5.750%	02/01/26			15	15,188
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.875%	03/15/25			115	115,937

					239,809

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Aerospace & Defense — 0.2%
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24		90	$88,875
5.900%	02/01/27	(a)	430	433,225
5.950%	02/01/37		45	43,425
6.750%	01/15/28		140	148,575
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.800%	10/07/24		156	155,695
6.375%	06/01/19		70	72,101
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	10/15/22		290	288,826
6.125%	01/15/23		161	161,403
7.500%	12/01/24		226	237,865
7.500%	03/15/25		289	300,921
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35		350	357,164
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22		585	607,669
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
3.200%	03/15/24		150	144,507
4.800%	12/15/43		300	305,138
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22		155	155,822
6.500%	07/15/24		275	279,813
6.500%	05/15/25		288	291,241
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21		175	168,438
5.250%	06/01/22		155	149,188
7.750%	08/15/25		135	133,650
United Technologies Corp.,
Sr. Unsec’d. Notes
3.100%	06/01/22		64	63,221
4.500%	06/01/42		171	168,984

				4,755,746

Agriculture — 0.0%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	03/01/22		250	250,208
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35		170	182,518
7.000%	08/04/41		150	182,972

				615,698

Airlines — 0.2%
Air Canada 2013-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
4.125%	11/15/26		97	97,611
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31		400	384,553

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Airlines (continued)
American Airlines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.250%	07/31/22	30	$31,105
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	155	154,629
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	380	391,287
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	188	181,082
American Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.650%	12/15/29	277	268,457
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	369	349,482
American Airlines 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.650%	08/15/30	384	373,883
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	01/02/20	18	18,283
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	133	141,080
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	151	152,236
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	66	65,927
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	513	558,987
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	39	39,538
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	25	25,214
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21	33	33,546
Delta Air Lines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.625%	01/30/29	179	177,040
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	55	56,495
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	167	166,998
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	214	212,782

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Airlines (continued)
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30		341	$315,397
United Continental Holdings, Inc.,
Gtd. Notes
4.250%	10/01/22		20	19,300
5.000%	02/01/24		126	121,275
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23		8	8,095

				4,344,282

Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26		180	173,700

Auto Manufacturers — 0.3%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.375%	08/01/18		227	226,939
Gtd. Notes, 3 Month LIBOR + 0.550%, 144A
2.913%(c)	05/04/21		1,000	1,002,514
Fiat Chrysler Automobiles NV (United Kingdom),
Sr. Unsec’d. Notes
5.250%	04/15/23		732	735,880
Ford Motor Co.,
Sr. Unsec’d. Notes
7.450%	07/16/31		700	822,528
7.500%	08/01/26		295	344,624
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.810%	01/09/24	(a)	1,300	1,261,886
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		1,100	1,190,560
6.750%	04/01/46		200	221,568
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25		350	343,373
Gtd. Notes, 3 Month LIBOR + 0.850%
3.187%(c)	04/09/21		400	402,081
Harley-Davidson Financial Services, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%, 144A
2.831%(c)	05/21/20		59	59,123
Hyundai Capital America,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.940%, 144A
3.261%(c)	07/08/21		480	480,230
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.500%	10/01/27	(a)	200	178,500
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/26		67	68,675
Navistar International Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	11/01/25		160	164,400
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.125%	07/18/19		285	283,264

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25		160	$153,600

				7,939,745

Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	(a)	325	291,688
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24		125	122,969
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25	(a)	613	608,403
6.250%	03/15/26		147	143,325
6.500%	04/01/27	(a)	237	233,445
6.625%	10/15/22		144	147,779
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		270	266,625
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		125	123,125
Dana, Inc.,
Sr. Unsec’d. Notes
6.000%	09/15/23		800	826,001
Delphi Technologies PLC,
Gtd. Notes, 144A
5.000%	10/01/25		325	309,969
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
4.875%	03/15/27	(a)	383	349,970
5.125%	11/15/23	(a)	310	307,675
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 4.500% or PIK 5.250%, 144A
4.500%	09/15/23		250	239,375
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26		240	214,320
5.375%	12/15/24		20	19,050
TI Group Automotive Systems LLC (United Kingdom),
Gtd. Notes, 144A
8.750%	07/15/23		423	442,120

				4,645,839

Banks — 2.1%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25		450	447,375
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.600%	09/23/19		500	497,377
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 144A
4.875%	01/12/21		160	165,703
Unsec’d. Notes, 3 Month LIBOR + 0.460%, 144A
2.781%(c)	05/17/21		250	249,585

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp.,
Jr. Sub. Notes
6.100%	12/29/49	150	$155,909
Jr. Sub. Notes, 3 Month LIBOR + 3.630%
5.989%(c)	07/29/49	416	417,767
Sr. Unsec’d. Notes
3.004%	12/20/23	683	662,194
3.419%	12/20/28	382	359,720
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	63	62,076
Sr. Unsec’d. Notes, MTN
2.503%	10/21/22	27	25,862
2.881%	04/24/23	2,000	1,942,778
3.093%	10/01/25	365	347,563
3.124%	01/20/23	42	41,306
3.248%	10/21/27	1,000	931,970
4.100%	07/24/23	150	152,472
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%
2.985%(c)	06/25/22	900	899,037
Sub. Notes, MTN
4.000%	01/22/25	550	542,934
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
5.450%	05/15/19	300	306,951
Sr. Unsec’d. Notes, MTN
2.200%	03/04/19	110	109,689
3.442%	02/07/28	400	390,395
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
2.050%	06/05/19	200	198,681
2.450%	09/19/22	400	383,793
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	600	561,979
3.684%	01/10/23	350	340,361
4.375%	01/12/26	200	194,253
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
4.463%(c)	08/10/21	200	207,571
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	10/26/24	500	474,420
Sub. Notes
5.250%	11/01/19	80	82,195
BNP Paribas SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.800%	01/10/24	250	244,378
BPCE SA (France),
Sub. Notes, MTN, 144A
4.625%	07/11/24	250	246,851
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/05/25	50	46,939
3.750%	04/24/24	815	799,383
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	149	150,676
5.250%	03/07/25	49	49,368
Sub. Notes
6.125%	03/09/28	26	26,715

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc.,
Jr. Sub. Notes
6.250%	12/29/49		155	$160,813
Sr. Unsec’d. Notes
2.876%	07/24/23		500	482,142
2.900%	12/08/21		580	568,182
3.750%	06/16/24	(a)	580	573,214
3.887%	01/10/28		1,350	1,307,522
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.190%
3.553%(c)	08/02/21		340	345,933
Sub. Notes
3.875%	03/26/25		395	383,098
4.050%	07/30/22		500	502,699
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.625%	12/01/23		500	503,636
Credit Agricole SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24		700	659,185
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28		450	437,736
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25		300	288,531
3.800%	06/09/23		800	789,621
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	10/14/21		335	330,266
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.970%
3.312%(c)	07/13/20		490	486,921
3.641%(c)	08/20/20		290	288,936
Sr. Unsec’d. Notes, MTN
3.125%	01/13/21		115	111,206
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38		100	136,482
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.350%	11/15/21	(a)	1,960	1,884,914
3.000%	04/26/22		340	332,146
3.272%	09/29/25		1,000	949,523
3.500%	01/23/25		1,200	1,158,816
3.750%	02/25/26		350	339,115
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.110%
3.472%(c)	04/26/22		490	494,804
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20		600	621,443
Sr. Unsec’d. Notes, MTN
2.905%	07/24/23		101	97,280
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.650%	01/05/22		200	193,646
3.900%	05/25/26		1,000	977,830
4.000%	03/30/22		1,129	1,145,483
4.041%	03/13/28		700	679,557
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.926%(c)	05/18/21		320	320,466
3.990%(c)	05/25/21		400	412,573

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Sub. Notes
4.250%	08/18/25	200	$196,357
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
3.150%	03/14/21	272	270,477
Industrial & Commercial Bank of China Ltd. (China),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.750%
3.081%(c)	02/21/20	200	200,113
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	10/01/19	200	198,548
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.490%
2.853%(c)	05/07/21	310	310,438
Lloyds Banking Group PLC (United Kingdom),
Sub. Notes
4.582%	12/10/25	700	686,182
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 144A
2.600%	06/24/19	130	129,603
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.120%, 144A
3.479%(c)	07/29/20	60	60,730
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
3.189%	11/28/23	250	238,535
6.000%	01/14/20	500	519,976
6.250%	01/14/21	282	299,061
Morgan Stanley,
Sr. Unsec’d. Notes
5.750%	01/25/21	115	121,583
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%
3.539%(c)	01/20/22	520	526,781
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25	1,000	996,959
7.300%	05/13/19	950	984,692
Sr. Unsec’d. Notes, MTN
3.591%	07/22/28	2,000	1,900,894
Sub. Notes, MTN
4.100%	05/22/23	300	301,146
5.000%	11/24/25	280	290,256
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20	265	261,060
MUFG Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.100%	09/09/23	200	204,208
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes
3.375%	01/14/26	300	290,483
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.580%, 144A
2.905%(c)	09/20/21	250	249,875
Sr. Unsec’d. Notes, GMTN
2.625%	07/23/20	250	247,112
National City Corp.,
Sub. Notes
6.875%	05/15/19	100	103,317
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
4.875%	01/27/20	200	205,382

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Sub. Notes, 144A
4.250%	09/21/22	237	$240,376
Northern Trust Corp.,
Sub. Notes
3.375%	05/08/32	200	187,884
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.854%	11/09/22	340	330,910
4.375%	08/11/20	80	81,966
5.125%	02/08/20	200	206,389
6.700%	06/10/19	80	82,799
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.750%	08/14/22	225	216,977
Royal Bank of Canada (Canada),
Sub. Notes, GMTN
4.650%	01/27/26	287	291,171
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
8.625%	12/29/49	250	265,688
Sub. Notes
6.000%	12/19/23	30	31,481
6.125%	12/15/22	465	489,371
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.571%	01/10/23	220	213,699
Sr. Unsec’d. Notes, MTN
3.125%	01/08/21	150	147,921
Sub. Notes, MTN, 144A
4.750%	09/15/25	400	390,606
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%
2.920%(c)	06/01/21	500	499,716
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19	530	523,742
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.200%	01/26/24	350	357,089
State Street Corp.,
Sub. Notes
3.100%	05/15/23	108	106,500
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/16/20	500	494,303
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.110%
3.458%(c)	07/14/21	70	71,078
3.495%(c)	10/19/21	200	203,144
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.700%	01/27/22	350	341,011
Synchrony Bank,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.625%
2.959%(c)	03/30/20	500	500,606
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
1.750%	07/23/18	287	286,938
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%

SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
2.756%(c)	06/11/21		480	$479,967
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
2.625%	01/24/22		133	130,129
3.000%	03/15/22		133	131,561
UBS AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
2.375%	08/14/19		250	248,438
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23		900	875,192
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.930%
3.286%(c)	02/11/22		240	242,457
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	(a)	300	289,825
3.500%	03/08/22		1,000	996,737
Sub. Notes
5.375%	11/02/43		185	193,181
Sub. Notes, MTN
3.450%	02/13/23		400	392,013
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
4.875%	11/19/19		200	205,062

				51,219,640

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26		3,400	3,328,408
4.700%	02/01/36		300	304,064
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
8.000%	11/15/39		160	224,782
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
3.875%	11/26/23		150	150,205
Constellation Brands, Inc.,
Gtd. Notes
4.750%	12/01/25		220	227,743
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.400%	04/01/22		250	250,967

				4,486,169

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.563%	06/15/48		250	245,686
Concordia International Corp. (Canada),
Sr. Sec’d. Notes, 144A
9.000%	04/01/22		190	170,050
Sr. Unsec’d. Notes, 144A
7.000%	04/15/23		220	13,199
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.000%	09/01/36		600	577,331

				1,006,266

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Building Materials — 0.1%
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26	255	$241,613
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.125%	05/05/25	705	715,794
Hardwoods Acquisition, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21	210	194,775
Jeld-Wen, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	185	176,213
Johnson Controls International PLC,
Sr. Unsec’d. Notes
5.000%	03/30/20	150	154,312
5.700%	03/01/41	150	164,503
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/27	350	325,607
Masco Corp.,
Sr. Unsec’d. Notes
6.500%	08/15/32	210	234,531
NWH Escrow Corp.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21	60	55,650
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	135	123,863
6.000%	10/15/25	5	5,013
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	165	167,475
Gtd. Notes, 144A
5.125%	06/01/25	115	108,100
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	133	133,333
USG Corp.,
Gtd. Notes, 144A
4.875%	06/01/27	40	40,900

			2,841,682

Chemicals — 0.3%
Albemarle Corp.,
Sr. Unsec’d. Notes
5.450%	12/01/44	100	106,442
Ashland LLC,
Gtd. Notes
4.750%	08/15/22	410	412,452
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24	185	183,613
CF Industries, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	12/01/26	47	46,667
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23	250	262,188
7.000%	05/15/25	94	100,815

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Chemicals (continued)
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24		80	$78,399
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23		489	503,668
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	10/01/34		200	192,245
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
4.150%	02/15/43		89	83,532
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
5.500%	04/15/26		205	201,413
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20		639	598,360
Hexion, Inc./Hexion Nova Scotia Finance ULC,
Sec’d. Notes
9.000%	11/15/20		40	33,600
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20		345	350,175
5.125%	11/15/22	(a)	641	658,940
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
5.625%	08/01/24	(a)	970	955,450
Ingevity Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/26		48	45,240
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27		125	119,455
5.450%	11/15/33	(a)	900	909,918
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25		207	196,133
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia),
Gtd. Notes, 144A
5.750%	04/30/26		83	80,510
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35		450	416,725
PQ Corp.,
Gtd. Notes, 144A
5.750%	12/15/25		65	63,944
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25		260	263,900
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25		372	368,745
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25		64	62,160
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26		62	61,613

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Chemicals (continued)
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/2096		130	$166,594
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25		250	238,750
Westlake Chemical Corp.,
Gtd. Notes
3.600%	07/15/22		100	98,582
WR Grace & Co.,
Gtd. Notes, 144A
5.625%	10/01/24		45	46,913

				7,907,141

Coal — 0.0%
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22		32	32,467

Commercial Services — 0.4%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/22		156	168,870
ADT Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22	(a)	295	276,119
4.125%	06/15/23	(a)	484	453,749
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	(a)	170	165,749
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
4.375%	08/15/27		400	371,999
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23	(a)	170	165,748
Gtd. Notes, 144A
5.250%	03/15/25		84	76,439
6.375%	04/01/24	(a)	775	759,499
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25		99	96,773
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27		51	47,685
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.250%	10/01/20		24	24,927
5.625%	03/15/42		65	70,466
6.700%	06/01/34		110	132,088
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21		105	107,611
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22		105	107,756
Garda World Security Corp. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	05/15/25		715	731,088

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Commercial Services (continued)
Graham Holdings Co.,
Gtd. Notes, 144A
5.750%	06/01/26		35	$35,350
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22		53	56,048
7.750%	06/01/24		555	592,463
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22		450	400,500
7.375%	01/15/21		50	49,000
Gtd. Notes, 144A
5.500%	10/15/24	(a)	917	720,991
Sec’d. Notes, 144A
7.625%	06/01/22	(a)	484	464,640
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23		65	64,688
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25		65	61,913
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.500%	10/01/21		50	50,250
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20		92	91,885
Gtd. Notes, 144A
5.000%	04/15/22	(a)	610	599,386
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	(a)	375	399,263
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	01/15/22		250	252,500
5.375%	05/15/24		183	187,118
7.500%	04/01/27		155	174,763
Sotheby’s,
Gtd. Notes, 144A
4.875%	12/15/25		100	95,750
Syniverse Holdings, Inc.,
Gtd. Notes
9.125%	01/15/19		3	2,978
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25	(a)	257	221,020
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		271	250,932
5.500%	05/15/27		635	615,950
5.750%	11/15/24		615	624,994

				9,768,948

Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.300%	05/11/22		460	446,669
2.750%	01/13/25		300	287,127
2.850%	05/11/24		230	222,678

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Computers (continued)
3.000%	02/09/24		310	$303,624
3.850%	05/04/43		800	763,853
4.500%	02/23/36		800	858,481
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21		35	35,477
7.125%	06/15/24	(a)	325	344,314
Sr. Sec’d. Notes, 144A
6.020%	06/15/26		1,285	1,349,753
Diebold Nixdorf, Inc.,
Gtd. Notes
8.500%	04/15/24	(a)	280	268,193
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23		220	224,675
GCI LLC,
Sr. Unsec’d. Notes
6.750%	06/01/21		441	445,410
6.875%	04/15/25		175	181,125
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22		65	63,700
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.250%	02/19/21		538	526,409
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26		163	158,518

				6,480,006

Cosmetics/Personal Care — 0.0%
Coty, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	04/15/26	(a)	370	354,969
High Ridge Brands Co.,
Gtd. Notes, 144A
8.875%	03/15/25		22	9,790
Revlon Consumer Products Corp.,
Gtd. Notes
6.250%	08/01/24		136	76,160

				440,919

Distribution/Wholesale — 0.0%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22		60	58,200
7.000%	06/15/23		60	59,550
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25		130	127,725
LKQ Corp.,
Gtd. Notes
4.750%	05/15/23		84	83,790
WW Grainger, Inc.,
Sr. Unsec’d. Notes
4.600%	06/15/45		150	154,456

				483,721

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Diversified Financial Services — 0.5%
AIG Global Funding,
Sr. Sec’d. Notes, 3 Month LIBOR + 0.460%, 144A
2.797%(c)	06/25/21		130	$130,074
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25		350	324,736
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		115	115,561
Gtd. Notes, MTN, 144A
5.875%	11/01/21		100	101,999
Ally Financial, Inc.,
Gtd. Notes
4.750%	09/10/18		80	80,149
8.000%	11/01/31		125	148,750
Sr. Unsec’d. Notes
4.125%	02/13/22		75	73,665
4.250%	04/15/21		395	394,998
4.625%	05/19/22		728	726,179
4.625%	03/30/25		520	512,198
5.125%	09/30/24		25	25,438
Sub. Notes
5.750%	11/20/25	(a)	235	239,406
American Express Co.,
Sr. Unsec’d. Notes
3.000%	10/30/24	(a)	350	333,952
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.525%
2.846%(c)	05/17/21	(a)	420	421,169
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.875%	11/05/18		100	99,783
2.250%	05/05/21		53	51,502
2.700%	03/03/22		30	29,289
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.500%	03/18/24		150	150,991
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
5.875%	03/15/21		560	595,321
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22		180	178,086
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		329	326,532
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		1,651	1,613,821
3.373%	11/15/25		200	191,964
4.418%	11/15/35		700	678,146
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.570%(cc)	12/21/65		560	523,600
Intercontinental Exchange, Inc.,
Gtd. Notes
4.000%	10/15/23		442	451,482
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22		675	715,841

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24		524	$527,084
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	10/01/25		29	27,218
Sr. Unsec’d. Notes, 144A
5.250%	03/15/22		82	82,000
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25		123	119,618
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18		110	112,816
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21		70	69,825
7.875%	10/01/20		125	125,469
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.250%	01/15/28		58	53,493
5.750%	05/01/25		185	181,074
Springleaf Finance Corp.,
Gtd. Notes
5.625%	03/15/23		82	81,565
6.875%	03/15/25		40	39,700
7.125%	03/15/26		43	42,785
7.750%	10/01/21	(a)	215	231,125
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24		250	245,078
Travelport Corporate Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	03/15/26		65	65,488

				11,238,970

Electric — 0.6%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	(a)	380	379,049
6.000%	05/15/26		265	274,275
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42		135	127,215
5.600%	03/15/33		120	138,962
5.875%	12/01/22		160	174,797
6.125%	05/15/38		30	37,658
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21		150	154,371
5.800%	10/01/35		103	120,666
Arizona Public Service Co.,
Sr. Unsec’d. Notes
5.050%	09/01/41		107	119,675
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.750%	11/15/23		537	543,487
6.125%	04/01/36		234	288,591

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	200	$188,375
Sr. Unsec’d. Notes
5.375%	01/15/23	135	128,419
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24	200	219,346
8.875%	11/15/18	120	122,529
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	62	57,941
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42	69	67,874
Consumers Energy Co.,
First Mortgage
2.850%	05/15/22	100	98,547
5.650%	04/15/20	105	109,913
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
3.625%	12/01/24	300	294,185
4.900%	08/01/41	32	33,088
5.250%	08/01/33	240	256,118
DTE Electric Co.,
General Ref. Mortgage
2.650%	06/15/22	53	51,633
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	46	46,060
Duke Energy Carolinas LLC,
First Mortgage
3.900%	06/15/21	200	203,855
First Ref. Mortgage
6.000%	01/15/38	31	38,232
7.000%	11/15/18	100	101,480
Duke Energy Indiana LLC,
First Mortgage
3.750%	07/15/20	90	91,185
Sr. Unsec’d. Notes
6.120%	10/15/35	50	61,971
Duke Energy Progress LLC,
First Mortgage
4.100%	03/15/43	100	100,193
Entergy Gulf States Louisiana LLC,
First Mortgage
5.590%	10/01/24	250	276,579
Entergy Louisiana LLC,
First Mortgage
4.050%	09/01/23	100	102,073
Exelon Corp.,
Sr. Unsec’d. Notes
7.600%	04/01/32	155	196,594
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
3.400%	03/15/22	135	134,105
4.250%	06/15/22	135	138,178
5.750%	10/01/41	450	450,366
6.250%	10/01/39	200	211,723

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42	200	$202,185
5.625%	04/01/34	150	175,327
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	225	204,998
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
4.850%	06/01/21	22	22,584
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.050%	07/07/24	550	679,921
8.400%	01/15/22	120	139,046
9.400%	02/01/21	130	149,979
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
7.000%	03/15/19	170	175,013
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	100	119,112
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	130	131,533
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42	209	218,062
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41	300	338,163
Mississippi Power Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
2.987%(c)	03/27/20	40	40,000
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40	350	408,213
6.500%	08/01/18	305	305,874
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	200	191,898
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24	36	34,651
4.500%	09/15/27	51	47,685
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	240	246,601
7.250%	05/15/26	200	213,000
NRG Yield Operating LLC,
Gtd. Notes
5.375%	08/15/24	65	65,000
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
6.800%	09/01/18	160	161,005
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.450%	04/15/42	67	60,715
4.600%	06/15/43	50	46,180
6.050%	03/01/34	150	161,981

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
PECO Energy Co.,
First Mortgage
2.375%	09/15/22		150	$144,849
PPL Capital Funding, Inc.,
Gtd. Notes
3.400%	06/01/23		50	49,177
4.200%	06/15/22		100	101,536
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		108	106,540
4.400%	01/15/21		93	94,999
7.000%	10/30/31		150	191,373
PSEG Power LLC,
Gtd. Notes
2.450%	11/15/18		350	349,615
Public Service Co. of Colorado,
First Mortgage
3.200%	11/15/20		36	36,044
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23		40	39,994
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19		200	205,294
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42		75	71,809
San Diego Gas & Electric Co.,
First Mortgage
6.000%	06/01/26		120	135,908
Sempra Energy,
Sr. Unsec’d. Notes
3.550%	06/15/24		300	293,807
6.000%	10/15/39		150	177,799
9.800%	02/15/19		320	332,971
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
2.791%(c)	03/15/21		100	100,044
Sierra Pacific Power Co.,
General Ref. Mortgage
3.375%	08/15/23		98	97,578
South Carolina Electric & Gas Co.,
First Mortgage
5.300%	05/15/33		100	106,240
6.050%	01/15/38		120	136,196
Southern California Edison Co.,
First Ref. Mortgage
5.500%	03/15/40		80	92,674
5.550%	01/15/36		80	89,931
Sr. Unsec’d. Notes
6.650%	04/01/29		150	180,670
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		65	66,066
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25	(a)	285	217,313
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		27	26,663

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Notes
— %	12/30/18		160	$2
— %	10/10/99		428	4
Notes, 144A
— %	12/31/99		150	2
Vistra Energy Corp.,
Gtd. Notes
5.875%	06/01/23	(a)	525	540,094
Gtd. Notes, 144A
8.000%	01/15/25		215	230,856
8.125%	01/30/26		122	132,523
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
2.950%	09/15/21		7	6,958
3.650%	12/15/42		77	71,089
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20		80	81,720

				15,186,372

Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25		315	309,488
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24		65	63,863

				373,351

Electronics — 0.0%
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26		7	6,648

Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23		166	160,190
5.000%	01/31/28		90	85,275
6.625%	06/15/25		5	5,325

				250,790

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27		412	388,309
5.875%	10/15/24	(a)	183	189,405
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	(a)	100	96,813
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		1,400	1,247,400
MMC Energy, Inc., Escrow Shares,
First Lien^(d)
— %	10/15/99		75	—

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Engineering & Construction (continued)
Tutor Perini Corp.,
Gtd. Notes, 144A
6.875%	05/01/25	(a)	195	$195,244

				2,117,171

Entertainment — 0.2%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25		654	640,918
5.875%	02/15/22		24	24,419
5.875%	11/15/26		40	38,499
6.125%	05/15/27		69	66,929
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25		108	112,589
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22		64	65,139
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24		25	25,249
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20		188	123,998
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		325	318,459
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23		211	215,220
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25		164	164,205
EMI Music Publishing Group North America Holdings, Inc.,
Gtd. Notes, 144A
7.625%	06/15/24		190	205,609
Gateway Casinos & Entertainment Ltd. (Canada),
Sec’d. Notes, 144A
8.250%	03/01/24		147	155,085
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		286	286,000
5.375%	04/15/26		40	39,600
5.750%	06/01/28		230	231,725
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25		595	614,338
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24		103	99,653
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		320	341,431
Sr. Sec’d. Notes, 144A
5.000%	10/15/25		112	106,680
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24		240	233,700

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Entertainment (continued)
Stars Group Holdings BV/Stars Group US Co., Borrower LLC (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26		107	$108,070
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26		112	111,020
Sr. Sec’d. Notes, 144A
4.875%	11/01/24		50	48,750
5.625%	04/15/22		516	527,553

				4,904,838

Environmental Control — 0.0%
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21		480	481,799
Core & Main LP,
Sr. Unsec’d. Notes, 144A
6.125%	08/15/25		105	99,488
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25		86	82,989
Republic Services, Inc.,
Sr. Unsec’d. Notes
5.500%	09/15/19		335	344,995

				1,009,271

Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28	(a)	330	315,149

Foods — 0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		203	179,655
6.625%	06/15/24	(a)	734	692,968
Albertsons Cos., Inc.,
Sr. Sec’d. Notes, 3 Month LIBOR + 3.750%, 144A
6.085%(c)	01/15/24		235	235,588
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21	(a)	120	118,199
5.250%	04/01/25	(a)	170	160,225
Campbell Soup Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%
2.971%(c)	03/15/21		430	428,805
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23		22	21,120
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25		172	170,280
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21		340	335,706
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%
2.893%(c)	04/16/21		60	60,089
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	06/15/25		170	158,100

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Foods (continued)
5.875%	07/15/24		330	$315,153
6.750%	02/15/28		208	196,497
7.250%	06/01/21		215	217,150
7.250%	06/01/21		43	43,430
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	07/15/35		300	295,533
5.000%	06/04/42		59	56,328
5.375%	02/10/20		139	143,751
6.875%	01/26/39		99	116,727
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40		23	23,516
Sr. Unsec’d. Notes
3.400%	04/15/22		290	288,003
6.800%	12/15/18		55	55,989
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29		52	42,118
7.750%	06/15/26		11	9,515
8.000%	05/01/31		262	214,838
8.700%	05/01/30		20	17,451
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25		182	174,720
Sr. Unsec’d. Notes, 144A
5.875%	09/30/27		98	90,895
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26		100	93,250
5.500%	03/01/25		170	165,963
5.750%	03/01/27	(a)	305	295,850
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21		87	88,496
7.750%	11/15/22		416	427,441
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24	(a)	517	526,048
Tyson Foods, Inc.,
Gtd. Notes
4.875%	08/15/34		100	100,769

				6,560,166

Forest Products & Paper — 0.0%
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.750%	07/15/23		39	38,415
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23		70	65,449
Gtd. Notes, 144A
5.375%	02/01/25	(a)	76	68,875
International Paper Co.,
Sr. Unsec’d. Notes
8.700%	06/15/38		100	139,527

				312,266

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25		82	$79,438
5.750%	05/20/27		67	63,649
5.875%	08/20/26	(a)	215	209,625
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19		300	311,492
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42		101	104,042
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21		321	328,044
5.850%	01/15/41		215	256,557
NiSource, Inc.,
Sr. Unsec’d. Notes
5.650%	02/01/45		106	121,021
5.800%	02/01/42		314	361,219
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.500%	09/15/21		150	150,026
4.400%	06/01/43		63	61,727
5.875%	03/15/41		91	105,732

				2,152,572

Healthcare-Products — 0.1%
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24		185	183,001
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21		595	602,259
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23		830	844,526
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25		67	63,985
4.625%	02/01/28		20	18,800
Kinetic Concepts, Inc./KCI USA, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	02/15/21		245	248,675
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25		39	31,200
5.625%	10/15/23	(a)	622	518,437
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25		300	296,855
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26		70	68,600

				2,876,338

Healthcare-Services — 0.6%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23		161	162,208

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Services (continued)
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		100	$126,497
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	(a)	237	220,409
Anthem, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23		35	34,384
4.650%	01/15/43		141	136,368
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25		146	145,269
6.125%	02/15/24		174	183,353
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	275	140,248
Sec’d. Notes, 144A
8.125%	06/30/24		288	237,420
Sr. Sec’d. Notes
5.125%	08/01/21	(a)	146	135,050
6.250%	03/31/23		165	151,180
Sr. Sec’d. Notes, 144A
8.625%	01/15/24		168	168,421
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		464	436,739
5.125%	07/15/24	(a)	236	228,919
Encompass Health Corp.,
Gtd. Notes
5.750%	11/01/24		605	605,351
5.750%	09/15/25		10	10,100
Envision Healthcare Corp.,
Gtd. Notes
5.625%	07/15/22	(a)	100	101,313
Gtd. Notes, 144A
5.125%	07/01/22		70	70,613
HCA Healthcare, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		60	62,250
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		3,600	3,544,920
5.875%	05/01/23		493	511,488
5.875%	02/15/26		1,730	1,745,138
7.500%	02/15/22		250	271,875
Sr. Sec’d. Notes
5.250%	06/15/26		30	29,796
5.500%	06/15/47		65	59,638
Kindred Healthcare, Inc.,
Gtd. Notes
8.750%	01/15/23	(a)	675	719,301
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.500%	11/01/18		170	169,813
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24		256	262,400

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Services (continued)
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, Cash coupon 8.500% or PIK N/A, 144A
8.500%	12/01/22		128	$132,000
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20		170	174,014
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
5.125%	05/01/25		278	264,274
7.500%	01/01/22		250	260,000
Sr. Sec’d. Notes
4.500%	04/01/21		568	562,320
6.000%	10/01/20		15	15,413
Sr. Sec’d. Notes, 144A
4.625%	07/15/24	(a)	433	410,138
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)	1,620	1,611,900
8.125%	04/01/22		477	498,713
Sr. Unsec’d. Notes, 144A
7.000%	08/01/25		139	137,958
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23		58	56,147
3.750%	07/15/25		200	200,033
4.625%	07/15/35		100	105,173
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25		91	90,545

				15,189,089

Holding Companies-Diversified — 0.0%
HRG Group, Inc.,
Sr. Unsec’d. Notes
7.750%	01/15/22		219	225,023
Hutchison Whampoa International 12 II Ltd. (Hong Kong),
Gtd. Notes, 144A
3.250%	11/08/22		200	196,868

				421,891

Home Builders — 0.0%
Lennar Corp.,
Gtd. Notes
4.500%	04/30/24		55	53,009
4.750%	11/29/27		180	168,804
5.250%	06/01/26		48	47,040
5.875%	11/15/24		114	117,978
LGI Homes, Inc.,
Gtd. Notes, 144A
6.875%	07/15/26		74	73,815
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25		9	8,825
6.875%	12/15/23		43	43,585
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22		91	93,601

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Home Builders (continued)
Toll Brothers Finance Corp.,
Gtd. Notes
4.350%	02/15/28		20	$17,875
4.875%	11/15/25		50	48,125

				672,657

Home Furnishings — 0.1%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26		329	318,308
5.625%	10/15/23		770	770,963

				1,089,271

Household Products/Wares — 0.1%
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24	(a)	270	269,326
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28		260	240,499
6.125%	11/15/23		365	377,318
Kronos Acquisition Holdings, Inc. (Canada),
Gtd. Notes, 144A
9.000%	08/15/23		87	78,300
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.375%	06/24/22		300	286,825
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		164	161,950
6.125%	12/15/24		250	252,500
6.625%	11/15/22		175	180,688

				1,847,406

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/36		100	99,530
Scotts Miracle-Gro Co. (The),
Gtd. Notes
5.250%	12/15/26		215	205,863
6.000%	10/15/23		535	553,056

				858,449

Insurance — 0.3%
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32		185	239,136
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23		122	120,785
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25		500	482,965
3.900%	04/01/26		150	145,167
4.125%	02/15/24		165	165,760
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26		145	147,174

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Insurance (continued)
Aon Corp.,
Gtd. Notes
6.250%	09/30/40	33	$39,582
Athene Global Funding,
Sec’d. Notes, MTN, 144A
4.000%	01/25/22	472	475,383
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.400%	05/15/42	165	168,608
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.000%	02/11/23	325	322,381
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28	230	281,325
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	73	72,988
4.500%	03/01/26	53	54,055
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	130	129,025
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/25	60	58,500
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22	68	70,608
6.500%	03/15/35	100	119,434
7.800%	03/07/87	50	59,000
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25	200	246,963
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22	59	60,463
6.250%	02/15/20	390	408,801
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%	02/24/32	350	331,931
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	300	294,887
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41	66	76,001
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.500%	10/17/22	132	127,588
Sr. Sec’d. Notes, MTN, 144A
2.350%	04/09/19	200	199,511
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	124	117,120
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.875%	04/11/22	767	778,340

SEE NOTES TO FINANCIAL STATEMENTS.

A320

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Insurance (continued)
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39	500	$782,907
New York Life Insurance Co.,
Sub. Notes, 144A
5.875%	05/15/33	200	240,147
OneBeacon US Holdings, Inc.,
Gtd. Notes
4.600%	11/09/22	250	252,210
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%	10/24/67	300	272,382
Protective Life Global Funding,
Sr. Sec’d. Notes, 3 Month LIBOR + 0.520%, 144A
2.856%(c)	06/28/21	180	179,948
Radian Group, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/24	85	82,025
7.000%	03/15/21	33	34,980
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	150	157,902
Travelers Property Casualty Corp.,
Gtd. Notes
7.750%	04/15/26	190	234,244
USIS Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/25	64	63,680
Voya Financial, Inc.,
Gtd. Notes
3.650%	06/15/26	92	87,025

			8,180,931

Internet — 0.2%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	110	105,989
3.875%	08/22/37	700	683,279
4.800%	12/05/34	400	438,256
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22	925	948,124
eBay, Inc.,
Sr. Unsec’d. Notes
4.000%	07/15/42	253	219,997
Match Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	12/15/27	12	11,160
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	04/15/28	365	347,907
5.875%	11/15/28	61	61,592
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	128	124,003
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23	648	659,340
6.375%	05/15/25	400	407,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Internet (continued)
Gtd. Notes, 144A
5.750%	01/15/27		206	$202,395

				4,209,542

Iron/Steel — 0.1%
AK Steel Corp.,
Gtd. Notes
6.375%	10/15/25		17	15,809
7.000%	03/15/27		101	95,949
Sr. Sec’d. Notes
7.500%	07/15/23		79	82,358
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
5.500%	03/01/21		11	11,461
6.125%	06/01/25		87	93,743
6.250%	02/25/22		305	324,440
6.750%	03/01/41		130	146,760
7.000%	10/15/39		44	50,521
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25		30	30,827
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.750%	03/01/25		30	28,425
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23		25	24,445
5.375%	07/15/27		55	52,249
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23		108	109,865
6.400%	12/01/37		100	125,799
Steel Dynamics, Inc.,
Gtd. Notes
4.125%	09/15/25		130	124,638
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26		100	98,626
6.875%	08/15/25		16	16,095

				1,432,010

Leisure Time — 0.1%
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23		668	674,680
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23	(a)	562	535,305
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28		61	57,627

				1,267,612

Lodging — 0.2%
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26		60	60,749
6.875%	05/15/23		459	480,802
Gtd. Notes, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A321

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Lodging (continued)
6.000%	08/15/26		159	$157,409
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24		67	63,650
Gtd. Notes, 144A
5.125%	05/01/26		320	314,401
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes
6.125%	12/01/24		17	17,340
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25		295	287,625
4.875%	04/01/27		6	5,790
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23		315	317,558
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A
10.250%	11/15/22		80	86,600
Sr. Sec’d. Notes, 144A
6.750%	11/15/21		511	526,330
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	(a)	1,890	1,748,250
6.000%	03/15/23		330	339,900
6.750%	10/01/20		163	170,743
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		277	278,385
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25		98	92,120
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
4.150%	04/01/24		25	24,594
4.500%	04/01/27		29	28,203
5.100%	10/01/25		11	11,261
Wyndham Hotels & Resorts, Inc.,
Gtd. Notes, 144A
5.375%	04/15/26		28	27,790
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25		530	520,725

				5,560,225

Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26		45	45,563
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22		247	242,631
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/25		84	86,100
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25		265	263,675

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Machinery-Construction & Mining (continued)
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24	(a)	563	$551,739

				1,189,708

Machinery-Diversified — 0.1%
ATS Automation Tooling Systems, Inc. (Canada),
Gtd. Notes, 144A
6.500%	06/15/23		60	61,199
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.450%	09/11/20		133	131,120
2.700%	01/06/23		45	43,914
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21		200	195,323
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		315	312,638
Tennant Co.,
Gtd. Notes
5.625%	05/01/25		100	99,250
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24		280	308,350

				1,151,794

Media — 1.5%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	10/15/25		160	156,757
7.430%	10/01/26		100	119,493
7.625%	11/30/28		100	124,171
7.700%	10/30/25		100	120,700
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	(a)	700	689,849
7.500%	05/15/26		820	793,102
Altice France SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		1,125	1,128,994
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.750%	05/15/22	(a)	1,215	1,175,512
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23		225	223,875
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25		119	114,390
5.000%	04/01/24		440	433,400
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20		93	97,622
CBS Corp.,
Gtd. Notes
3.700%	08/15/24		34	33,071
4.850%	07/01/42		100	95,301

SEE NOTES TO FINANCIAL STATEMENTS.

A322

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media (continued)
CBS Radio, Inc.,
Gtd. Notes, 144A
7.250%	11/01/24	(a)	150	$142,875
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23		37	36,619
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28		289	264,435
5.125%	05/01/27		760	711,075
5.500%	05/01/26		359	348,123
5.750%	02/15/26		2,500	2,456,249
5.875%	04/01/24		1,975	1,979,938
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25		350	353,459
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22		3,101	3,163,018
6.500%	11/15/22		142	144,129
7.625%	03/15/20		1,833	1,822,074
7.625%	03/15/20		15	14,888
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22		315	387,688
Comcast Corp.,
Gtd. Notes
3.150%	02/15/28	(a)	500	462,109
3.600%	03/01/24		160	157,531
4.049%	11/01/52		267	232,887
4.250%	01/15/33		200	195,309
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27		200	190,999
6.625%	10/15/25	(a)	905	926,494
Sr. Unsec’d. Notes
5.250%	06/01/24	(a)	193	182,385
6.750%	11/15/21		37	38,758
8.625%	02/15/19		42	43,208
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25		485	559,108
Discovery Communications LLC,
Gtd. Notes
4.375%	06/15/21		159	162,526
6.350%	06/01/40		300	326,147
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	(a)	883	766,003
5.875%	07/15/22	(a)	392	368,480
5.875%	11/15/24	(a)	2,665	2,255,257
6.750%	06/01/21		411	411,514
7.750%	07/01/26	(a)	567	496,834
EW Scripps Co. (The),
Gtd. Notes, 144A
5.125%	05/15/25		42	39,375
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24		50	47,860
5.875%	07/15/26		107	101,784

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media (continued)
iHeartCommunications, Inc.,
Sr. Sec’d. Notes(d)
9.000%	12/15/19		500	$378,749
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22		83	84,660
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.875%	08/15/23		155	162,169
NBCUniversal Media LLC,
Gtd. Notes
5.950%	04/01/41		90	101,362
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24		135	130,613
6.125%	02/15/22		75	76,688
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23		589	600,780
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21		40	40,300
6.125%	10/01/22		250	254,375
Gtd. Notes, 144A
5.125%	02/15/27		12	11,040
5.625%	08/01/24	(a)	915	908,138
5.875%	03/15/26		8	7,780
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23		68	66,300
5.000%	08/01/27		100	93,625
5.375%	04/15/25		660	650,925
6.000%	07/15/24		1,365	1,390,594
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		150	181,900
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23	(a)	545	559,988
Gtd. Notes, 144A
5.500%	09/15/24		125	125,000
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21		300	301,527
8.750%	02/14/19		300	310,010
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33		377	465,457
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25		215	221,450
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23		80	76,800
5.125%	02/15/25		67	61,891
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25		1,173	1,114,467

SEE NOTES TO FINANCIAL STATEMENTS.

A323

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media (continued)
Viacom, Inc.,
Jr. Sub. Notes
5.875%	02/28/57		113	$106,785
6.250%	02/28/57		51	48,323
Sr. Unsec’d. Notes
3.875%	04/01/24	(a)	395	382,162
4.375%	03/15/43		31	26,010
6.875%	04/30/36		100	108,051
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24		682	698,198
Sr. Unsec’d. Notes, 144A
5.125%	04/15/27		78	75,676
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26		225	208,125
5.500%	08/15/26		630	589,743
Warner Media LLC,
Gtd. Notes
4.750%	03/29/21		430	443,711
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27		140	130,774

				36,289,521

Metal Fabricate/Hardware — 0.0%
Hillman Group, Inc. (The),
Gtd. Notes, 144A
6.375%	07/15/22		45	43,088
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	(a)	195	186,713
6.250%	08/15/24		365	365,000
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25		165	156,750
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23		94	102,930

				854,481

Mining — 0.2%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24		816	860,544
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.000%	09/11/27		200	186,204
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35		280	333,357
Barrick North America Finance LLC (Canada),
Gtd. Notes
4.400%	05/30/21		48	49,656
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
4.125%	02/24/42		200	198,545
5.000%	09/30/43		69	77,419

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Mining (continued)
Coeur Mining, Inc.,
Gtd. Notes
5.875%	06/01/24		5	$4,825
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.750%	05/15/22		44	42,460
5.125%	05/15/24		71	67,539
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22		203	192,850
3.875%	03/15/23	(a)	830	784,350
4.000%	11/14/21		130	126,750
4.550%	11/14/24		175	166,250
5.400%	11/14/34		9	8,168
5.450%	03/15/43		171	150,001
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
4.625%	04/29/24		200	201,083
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21		238	240,521
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.250%	01/15/23		50	51,500
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24		55	56,100
Northwest Acquisitions ULC/Dominion Finco, Inc.,
Sec’d. Notes, 144A
7.125%	11/01/22		30	29,925
Teck Resources Ltd. (Canada),
Gtd. Notes
6.000%	08/15/40		207	201,308
Sr. Unsec’d. Notes
6.125%	10/01/35		80	80,600
Vale Canada Ltd. (Brazil),
Sr. Unsec’d. Notes
7.200%	09/15/32		100	108,500

				4,218,455

Miscellaneous Manufacturing — 0.1%
Eaton Corp.,
Gtd. Notes
4.000%	11/02/32		42	41,808
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/24		177	173,018
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22		159	160,988
General Electric Co.,
Sr. Sec’d. Notes
2.100%	12/11/19		494	488,571
Sr. Unsec’d. Notes
2.700%	10/09/22		28	27,082
Sr. Unsec’d. Notes, GMTN
3.450%	05/15/24		25	24,504
6.000%	08/07/19		530	547,987
Sr. Unsec’d. Notes, MTN

SEE NOTES TO FINANCIAL STATEMENTS.

A324

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
4.650%	10/17/21		215	$223,624
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/41		496	556,535
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25		67	67,000

				2,311,117

Multi-National — 0.0%
African Development Bank (Supranational Bank),
Sub. Notes
8.800%	09/01/19		620	659,920

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		65	65,059
5.000%	09/01/25	(a)	345	338,963

				404,022

Oil & Gas — 1.0%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		160	198,190
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
8.700%	03/15/19		350	363,608
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	(a)	249	249,623
5.625%	06/01/23		440	445,499
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		128	125,828
4.750%	04/15/43		65	61,776
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A
9.875%	02/24/22		202	208,059
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21		22	21,284
5.625%	06/01/24		33	30,937
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.245%	05/06/22		540	538,299
3.279%	09/19/27		500	480,708
3.814%	02/10/24		250	252,553
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22		76	68,971
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24		92	93,149
Gtd. Notes, 144A
6.375%	07/01/26		20	20,049
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		339	397,047

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23	(a)	192	$194,401
7.500%	09/15/20		74	74,463
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.800%	09/15/23		200	194,989
4.450%	09/15/42		47	40,087
6.750%	11/15/39		268	294,307
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23		15	14,175
8.000%	01/15/25		84	85,550
8.000%	06/15/27	(a)	221	224,868
Sec’d. Notes, 144A
8.000%	12/15/22	(a)	531	557,391
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		45	43,022
3.191%	06/24/23		73	72,635
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22		100	99,530
CNOOC Finance 2015 Australia Pty Ltd. (China),
Gtd. Notes
2.625%	05/05/20		200	197,403
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23		285	274,777
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22		323	327,268
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25		180	183,599
Denbury Resources, Inc.,
Gtd. Notes
5.500%	05/01/22		31	28,520
Sec’d. Notes, 144A
9.250%	03/31/22		198	209,880
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25		73	75,647
Encana Corp. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31		350	428,151
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40		250	271,018
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24		21	17,299
5.200%	03/15/25		105	87,150
5.750%	10/01/44		7	4,962
7.750%	02/01/26		28	26,452
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23		172	165,115
4.100%	02/01/21		455	463,908

SEE NOTES TO FINANCIAL STATEMENTS.

A325

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
9.375%	05/01/20		52	$51,350
Sec’d. Notes, 144A
8.000%	02/15/25		135	104,625
9.375%	05/01/24	(a)	759	622,380
Sr. Sec’d. Notes, 144A
7.750%	05/15/26		627	641,108
8.000%	11/29/24	(a)	518	523,180
Equinor ASA (Norway),
Gtd. Notes
2.450%	01/17/23		155	149,472
2.650%	01/15/24		214	205,209
3.150%	01/23/22		77	77,092
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24	(a)	191	183,838
6.375%	05/15/25		34	33,065
6.625%	05/01/23		130	130,975
Halcon Resources Corp.,
Gtd. Notes
6.750%	02/15/25	(a)	220	205,700
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		179	173,630
Jupiter Resources, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
8.500%	10/01/22		46	18,860
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22		8	7,890
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		462	429,660
7.000%	03/31/24		697	649,953
Sec’d. Notes, 144A
6.500%	01/15/25	(a)	465	463,838
Nabors Industries, Inc.,
Gtd. Notes
5.100%	09/15/23		7	6,595
5.500%	01/15/23		88	84,701
Gtd. Notes, 144A
5.750%	02/01/25	(a)	273	257,985
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26	(a)	256	261,760
5.750%	01/30/22		25	26,031
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41		250	274,967
Noble Holding International Ltd. (United Kingdom),
Gtd. Notes
5.250%	03/15/42		22	15,180
6.200%	08/01/40		41	29,520
7.750%	01/15/24		100	94,750
7.950%	04/01/25		40	37,200
8.950%	04/01/45		16	14,600
Gtd. Notes, 144A
7.875%	02/01/26		136	140,080

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22		36	$36,620
6.875%	01/15/23	(a)	622	632,885
Gtd. Notes, 144A
6.250%	05/01/26		155	156,550
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25		265	260,363
5.375%	01/15/25		91	90,318
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.000%	11/15/23		135	139,725
7.250%	06/15/25		70	73,588
Penn VA Corp., Escrow Shares,
Gtd. Notes^(d)
— %	04/15/2019		175	219
— %	05/01/2020		115	144
Petro-Canada (Canada),
Sr. Unsec’d. Notes
7.875%	06/15/26		300	366,999
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.625%	06/15/35		150	146,625
Phillips 66,
Gtd. Notes
4.300%	04/01/22		43	44,287
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24		24	22,680
6.500%	12/15/21		35	35,898
7.750%	12/15/23		330	347,325
Gtd. Notes, 144A
7.125%	01/15/26		52	53,404
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23		44	43,010
5.375%	10/01/22		76	77,330
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	(a)	347	325,313
Rowan Cos., Inc.,
Gtd. Notes
4.875%	06/01/22		33	31,185
7.375%	06/15/25		68	65,790
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22		288	302,602
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23		81	55,080
7.750%	06/15/21		89	75,873
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25		59	56,714
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Gtd. Notes, 144A
8.250%	02/15/25		226	227,695

SEE NOTES TO FINANCIAL STATEMENTS.

A326

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Shell International Finance BV (Netherlands),
Gtd. Notes
4.125%	05/11/35		270	$273,876
Sinopec Capital 2013 Ltd. (China),
Gtd. Notes, 144A
3.125%	04/24/23		600	580,612
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes, 144A
4.375%	10/17/23		249	255,000
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24		159	150,454
6.500%	11/15/21	(a)	230	235,290
6.500%	01/01/23		57	57,570
Southwestern Energy Co.,
Gtd. Notes
4.100%	03/15/22		130	124,150
6.700%	01/23/25	(a)	660	645,975
7.500%	04/01/26		22	22,770
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.950%	12/01/34		150	174,417
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
4.875%	01/15/23		54	51,840
5.500%	02/15/26		36	34,110
5.875%	03/15/28		16	15,085
Talos Production LLC/Talos Production Finance, Inc.,
Sec’d. Notes, 144A
11.000%	04/03/22		5	5,759
Total Capital International SA (France),
Gtd. Notes
2.700%	01/25/23		201	195,585
3.700%	01/15/24		393	396,259
3.750%	04/10/24		111	111,898
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		70	69,738
Transocean, Inc.,
Gtd. Notes
6.800%	03/15/38		262	212,875
7.500%	04/15/31		72	66,780
9.350%	12/15/41		119	118,405
Gtd. Notes, 144A
7.500%	01/15/26		205	208,203
9.000%	07/15/23		126	135,608
Trinidad Drilling Ltd. (Canada),
Gtd. Notes, 144A
6.625%	02/15/25		34	32,725
Ultra Resources, Inc.,
Gtd. Notes, 144A
6.875%	04/15/22	(a)	426	322,696
7.125%	04/15/25	(a)	112	78,680
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		148	147,630
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	(a)	476	486,458

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
6.250%	04/01/23		5	$5,125
Sr. Unsec’d. Notes, 144A
6.625%	01/15/26	(a)	63	64,890
WildHorse Resource Development Corp.,
Gtd. Notes
6.875%	02/01/25		125	127,344
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.750%	06/01/26		40	39,888
6.000%	01/15/22		68	70,720
8.250%	08/01/23		210	237,825

				23,551,803

Oil & Gas Services — 0.1%
Apergy Corp.,
Gtd. Notes, 144A
6.375%	05/01/26		10	10,163
Baker Hughes a GE Co. LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40		100	107,190
Bristow Group, Inc.,
Gtd. Notes
6.250%	10/15/22		54	41,984
Sr. Sec’d. Notes, 144A
8.750%	03/01/23		59	57,451
Calfrac Holdings LP (Canada),
Sr. Unsec’d. Notes, 144A
8.500%	06/15/26		44	43,780
CSI Compressco LP/CSI Compressco Finance, Inc.,
Gtd. Notes
7.250%	08/15/22		66	60,389
Sr. Sec’d. Notes, 144A
7.500%	04/01/25		30	30,113
Halliburton Co.,
Sr. Unsec’d. Notes
8.750%	02/15/21		130	147,027
Sr. Unsec’d. Notes, 144A
7.600%	08/15/2096		90	112,963
KCA Deutag UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.250%	05/15/21		200	193,500
Schlumberger Investment SA,
Gtd. Notes, 144A
3.300%	09/14/21		105	105,063
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24		99	99,586
USA Compression Partners LP/USA Compression Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/01/26		66	68,310
Weatherford International LLC,
Gtd. Notes, 144A
9.875%	03/01/25		23	23,115
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42		91	68,023
6.500%	08/01/36		137	107,203
6.750%	09/15/40		22	17,435
7.000%	03/15/38		56	44,660

SEE NOTES TO FINANCIAL STATEMENTS.

A327

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
7.750%	06/15/21		14	$14,403
8.250%	06/15/23		63	62,502
9.875%	02/15/24		60	60,581

				1,475,441

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	02/15/25		300	292,125
7.250%	05/15/24		790	821,599
Ball Corp.,
Gtd. Notes
4.875%	03/15/26		23	22,914
5.250%	07/01/25		30	30,599
Berry Global, Inc.,
Sec’d. Notes, 144A
4.500%	02/15/26		125	116,563
Brambles USA, Inc. (Australia),
Gtd. Notes, 144A
5.350%	04/01/20		200	206,284
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24		102	99,449
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes, 144A
4.750%	02/01/26		50	47,499
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	01/15/25		36	34,650
OI European Group BV,
Gtd. Notes, 144A
4.000%	03/15/23		38	35,435
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.375%	01/15/25		130	126,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24	(a)	223	227,739
Sr. Sec’d. Notes
5.750%	10/15/20		954	957,178
Sr. Sec’d. Notes, 3 Month LIBOR + 3.500%, 144A
5.848%(c)	07/15/21		110	111,023
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24		72	72,540

				3,202,347

Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.000%	11/06/18		274	273,190
Allergan Finance LLC,
Gtd. Notes
3.250%	10/01/22		100	97,155
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25		150	145,657

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bayer US Finance LLC (Germany),
Gtd. Notes, 3 Month LIBOR + 0.630%, 144A
2.965%(c)	06/25/21		200	$200,281
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		135	129,387
4.100%	03/25/25		1,100	1,094,171
4.780%	03/25/38		1,000	983,572
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36		305	299,679
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		436	358,610
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22		100	89,500
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
5.375%	01/15/23		30	24,000
7.250%	01/15/22		100	92,000
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
4.125%	09/15/20		540	547,205
Mylan, Inc.,
Gtd. Notes, 144A
3.125%	01/15/23		200	192,058
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.400%	09/21/22		180	174,612
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26		68	67,575
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.500%	03/01/23		75	69,750
5.875%	05/15/23		4,273	4,013,949
6.125%	04/15/25	(a)	181	166,746
6.750%	08/15/21		5	5,056
7.250%	07/15/22	(a)	622	637,028
9.000%	12/15/25		153	158,539
9.250%	04/01/26		50	51,938
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		315	310,433
6.500%	03/15/22		68	70,380
7.000%	03/15/24		613	642,700
Sr. Unsec’d. Notes, 144A
8.500%	01/31/27		45	45,563

				10,940,734

Pipelines — 0.7%
Andeavor Logistics LP,
Jr. Sub. Notes
6.875%	12/29/49		87	86,129
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.250%	10/15/22		47	48,686
6.375%	05/01/24		323	344,803

SEE NOTES TO FINANCIAL STATEMENTS.

A328

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (continued)
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24		255	$256,913
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.200%	03/23/25		400	396,931
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22		430	434,299
Boardwalk Pipelines LP,
Gtd. Notes
5.950%	06/01/26		81	86,861
Buckeye Partners LP,
Jr. Sub. Notes
6.375%	01/22/78		81	72,261
Sr. Unsec’d. Notes
2.650%	11/15/18		175	174,811
5.850%	11/15/43		50	48,189
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.875%	03/31/25	(a)	395	410,799
7.000%	06/30/24		115	125,349
Cheniere Energy Partners LP,
Sr. Sec’d. Notes, 144A
5.250%	10/01/25		43	41,944
CNX Midstream Partners LP/CNX Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	03/15/26		27	26,258
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25		88	87,889
6.250%	04/01/23		235	239,113
DCP Midstream LP,
Jr. Sub. Notes
7.375%	06/15/99		106	101,496
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23		156	150,735
Gtd. Notes, 144A
6.750%	09/15/37		95	100,699
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
Gtd. Notes
6.750%	05/15/25		130	130,000
Energy Transfer Equity LP,
Sr. Sec’d. Notes
4.250%	03/15/23		63	60,795
5.875%	01/15/24		170	174,250
Energy Transfer LP,
Gtd. Notes
3.600%	02/01/23		157	153,384
7.500%	07/01/38		100	114,132
Energy Transfer Partners LP,
Gtd. Notes
4.750%	01/15/26		275	272,661
4.900%	02/01/24		435	441,830
Jr. Sub. Notes
6.625%	12/29/49		35	31,938

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (continued)
EnLink Midstream Partners LP,
Jr. Sub. Notes
6.000%	12/15/22	112	$95,725
Sr. Unsec’d. Notes
5.600%	04/01/44	167	144,539
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	250	246,328
3.750%	02/15/25	1,160	1,148,683
5.375%	02/15/78	49	44,668
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24	128	119,680
6.000%	05/15/23	10	9,813
6.500%	10/01/25	15	14,400
6.750%	08/01/22	25	25,250
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24	70	70,700
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	102	101,685
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	300	305,983
6.400%	07/15/18	320	320,369
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21	75	74,063
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	429	419,430
4.875%	12/01/24	100	103,097
4.875%	06/01/25	158	162,451
5.500%	02/15/23	730	743,797
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	42	41,475
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	85	82,238
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	500	516,260
6.650%	10/01/36	150	174,779
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23	57	57,499
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26	279	260,897
3.605%	02/15/25	300	286,070
Plains All American Pipeline LP,
Jr. Sub. Notes
6.125%	12/29/49	105	99,488
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	715	677,138

SEE NOTES TO FINANCIAL STATEMENTS.

A329

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (continued)
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21		125	$130,634
5.625%	04/15/23		425	450,914
6.250%	03/15/22		205	220,531
SemGroup Corp.,
Gtd. Notes
7.250%	03/15/26		61	59,780
SemGroup Corp./Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22		60	58,200
5.625%	11/15/23		60	56,550
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32		120	155,166
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		46	46,011
5.950%	09/25/43		38	41,756
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22		95	93,338
5.750%	04/15/25		22	20,900
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24		625	619,087
5.950%	12/01/25		238	253,532
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24		62	63,240
5.500%	01/15/28		170	167,025
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	(a)	430	412,800
5.125%	02/01/25		316	312,050
5.375%	02/01/27		30	29,100
6.750%	03/15/24		265	278,250
Gtd. Notes, 144A
5.000%	01/15/28		35	32,550
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		185	176,880
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22		70	67,251
3.750%	10/16/23		80	80,283
6.200%	10/15/37		150	171,486
7.125%	01/15/19		250	255,783
TransMontaigne Partners LP/TLP Finance Corp.,
Gtd. Notes
6.125%	02/15/26		38	38,380
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		128	123,840
5.750%	06/24/44		25	25,844
7.500%	01/15/31		13	15,462
7.750%	06/15/31		65	78,077
7.875%	09/01/21		40	44,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (continued)
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25	391	$381,430

			15,920,290

Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.875%	02/01/22	175	175,219
6.250%	02/01/22	79	80,580
6.375%	12/15/25	112	112,141

			367,940

Real Estate — 0.0%
GAIF Bond Issuer Pty Ltd. (Australia),
Gtd. Notes, 144A
3.400%	09/30/26	358	334,972
Kennedy-Wilson, Inc.,
Gtd. Notes, 144A
5.875%	04/01/24	60	58,200
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22	200	197,359

			590,531

Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23	294	289,204
5.000%	02/15/24	126	130,666
5.900%	11/01/21	100	106,955
American Tower Trust,
Pass-Through Certificates, 144A
3.070%	03/15/48	100	98,123
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
2.850%	03/15/23	260	251,604
Boston Properties LP,
Sr. Unsec’d. Notes
3.800%	02/01/24	200	198,992
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	200	192,899
CoreCivic, Inc.,
Gtd. Notes
4.625%	05/01/23	75	72,750
5.000%	10/15/22	315	314,999
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23	450	471,527
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
5.000%	03/15/24	61	60,999
DDR Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	87	82,555
Digital Realty Trust LP,
Gtd. Notes
3.700%	08/15/27	172	163,456

SEE NOTES TO FINANCIAL STATEMENTS.

A330

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Duke Realty LP,
Gtd. Notes
3.625%	04/15/23		126	$124,917
EPR Properties,
Gtd. Notes
4.500%	06/01/27	(a)	257	245,455
4.950%	04/15/28		300	293,509
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/23		275	281,497
5.750%	01/01/25		145	146,044
5.875%	01/15/26		350	354,550
Equity Commonwealth,
Sr. Unsec’d. Notes
5.875%	09/15/20		240	247,849
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23		220	214,690
4.625%	12/15/21		22	22,804
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25		130	125,450
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23		130	127,400
5.875%	10/15/24		710	699,350
Government Properties Income Trust,
Sr. Unsec’d. Notes
3.750%	08/15/19		400	400,501
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24		582	569,181
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
3.875%	04/01/24		200	194,984
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24		160	156,800
6.000%	08/15/23		165	168,713
Gtd. Notes, 144A
4.875%	09/15/27		48	44,220
5.250%	03/15/28		59	54,599
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24		195	197,438
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/27		450	419,964
Realty Income Corp.,
Sr. Unsec’d. Notes
4.650%	03/15/47		325	327,544
Regency Centers Corp.,
Gtd. Notes
3.750%	11/15/22		350	348,561
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21		560	561,400

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	07/15/22		120	$118,950
Sr. Unsec’d. Notes, 144A
4.000%	10/01/22		17	16,256
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
3.500%	02/12/25		200	192,867
Select Income REIT,
Sr. Unsec’d. Notes
3.600%	02/01/20		200	198,935
Senior Housing Properties Trust,
Sr. Unsec’d. Notes
3.250%	05/01/19		325	324,772
Simon Property Group LP,
Sr. Unsec’d. Notes
4.125%	12/01/21		54	55,206
6.750%	02/01/40		100	128,780
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23		630	601,650
Sr. Sec’d. Notes, 144A
6.000%	04/15/23		456	439,755
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24		370	364,040
VEREIT Operating Partnership LP,
Gtd. Notes
4.600%	02/06/24		350	350,130
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23	(a)	397	440,943
Welltower, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/24		293	297,936

				12,292,369

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24		139	131,703
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23		40	41,199
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A(d)
6.125%	03/15/20		47	29,375
9.000%	03/15/19		653	411,388
Cumberland Farms, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/25		37	37,463
FirstCash, Inc.,
Gtd. Notes, 144A
5.375%	06/01/24		34	33,915
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		258	258,046

SEE NOTES TO FINANCIAL STATEMENTS.

A331

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Retail (continued)
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26		136	$129,880
JC Penney Corp., Inc.,
Sec’d. Notes, 144A
8.625%	03/15/25		49	41,528
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
4.750%	06/01/27		70	66,150
L Brands, Inc.,
Gtd. Notes
5.250%	02/01/28		79	70,211
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42		130	135,615
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	12/09/35		200	208,421
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21		531	351,124
Gtd. Notes, Cash coupon 8.750% or PIK 9.500%, 144A
8.750%	10/15/21		499	332,002
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/26		200	190,257
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26		216	211,680
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23		1,084	727,689
8.875%	06/01/25	(a)	301	197,908
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		374	288,017
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	(a)	380	385,320
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.500%	11/01/23		70	68,075
Staples, Inc.,
Gtd. Notes, 144A
8.500%	09/15/25	(a)	822	766,514
Walgreen Co.,
Gtd. Notes
4.400%	09/15/42		150	133,903
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34		150	140,866

				5,388,249

Semiconductors — 0.2%
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22		900	915,751
6.625%	06/01/21		150	149,249

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Semiconductors (continued)
Analog Devices, Inc.,
Sr. Unsec’d. Notes
4.500%	12/05/36		200	$199,316
Intel Corp.,
Sr. Unsec’d. Notes
2.875%	05/11/24		350	338,968
3.734%	12/08/47		155	146,032
MagnaChip Semiconductor Corp. (South Korea),
Sr. Unsec’d. Notes
6.625%	07/15/21		275	266,008
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.900%	05/20/24		180	170,092
3.250%	05/20/27	(a)	300	279,152
4.650%	05/20/35		150	151,946
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23		470	472,350
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26		715	743,600

				3,832,464

Software — 0.4%
ACI Worldwide, Inc.,
Gtd. Notes, 144A
6.375%	08/15/20		250	250,625
Camelot Finance SA,
Sr. Unsec’d. Notes, 144A
7.875%	10/15/24		210	210,525
CURO Financial Technologies Corp.,
Sr. Sec’d. Notes, 144A
12.000%	03/01/22		100	108,500
12.000%	03/01/22		13	13,845
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		114	118,740
Sec’d. Notes, 144A
5.750%	01/15/24		2,103	2,103,042
Sr. Sec’d. Notes, 144A
5.375%	08/15/23		835	842,724
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24		265	295,773
Infor Software Parent LLC/Infor Software Parent, Inc.,
Sr. Unsec’d. Notes, Cash coupon 7.125% or PIK 7.875%, 144A
7.125%	05/01/21		119	119,298
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	(a)	1,874	1,876,343
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	(a)	338	341,455
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26		465	452,794

SEE NOTES TO FINANCIAL STATEMENTS.

A332

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Software (continued)
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26		525	$485,649
2.875%	02/06/24		145	141,955
4.200%	11/03/35		410	431,122
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26		129	126,099
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.625%	01/15/23		95	97,613
Oracle Corp.,
Sr. Unsec’d. Notes
3.900%	05/15/35		700	678,669
4.300%	07/08/34		1,000	1,019,366
6.125%	07/08/39		125	153,337
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24	(a)	432	434,160
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	(a)	115	127,722

				10,429,356

Telecommunications — 1.2%
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	03/30/20		170	174,695
Sr. Unsec’d. Notes
3.125%	07/16/22		400	393,127
Anixter, Inc.,
Gtd. Notes
5.500%	03/01/23		118	121,688
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	01/15/25		168	164,309
4.300%	12/15/42		195	165,721
4.350%	06/15/45		188	159,262
4.500%	05/15/35		295	272,859
5.350%	09/01/40		273	266,436
Sr. Unsec’d. Notes, 144A
4.900%	08/15/37		2,000	1,897,877
Avaya, Inc., Escrow Shares,
First Lien^(d)
— %	04/01/19	(a)	415	40
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30		100	142,869
CB Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.000%	10/15/25		48	44,759
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25	(a)	325	307,125
5.800%	03/15/22		205	202,948
6.450%	06/15/21		30	30,845
6.750%	12/01/23	(a)	730	733,650
7.500%	04/01/24	(a)	118	121,245

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (continued)
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24		203	$185,238
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/40		200	237,832
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	(a)	42	39,533
6.000%	06/15/25		1,365	1,394,007
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24		185	185,925
Consolidated Communications, Inc.,
Gtd. Notes
6.500%	10/01/22		22	20,515
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
3.600%	01/19/27		150	141,448
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		834	787,088
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26	(a)	290	279,850
Sr. Unsec’d. Notes
6.875%	01/15/25	(a)	280	180,250
7.125%	01/15/23		25	18,422
7.625%	04/15/24		5	3,450
10.500%	09/15/22		119	107,993
11.000%	09/15/25	(a)	1,080	863,677
Goodman Networks, Inc.,
Sr. Sec’d. Notes
8.000%	05/11/22		63	43,160
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26		75	69,375
Sr. Sec’d. Notes
5.250%	08/01/26		312	292,500
Intelsat Connect Finance SA (Luxembourg),
Gtd. Notes, 144A
12.500%	04/01/22		98	96,745
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	(a)	845	758,134
7.250%	10/15/20		1,123	1,117,385
7.500%	04/01/21		359	356,308
Gtd. Notes, 144A
9.750%	07/15/25		73	77,015
Sr. Sec’d. Notes, 144A
8.000%	02/15/24		654	686,700
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
7.750%	06/01/21		18	16,740
8.125%	06/01/23		67	54,270
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23		408	399,840
5.375%	01/15/24		456	446,652

SEE NOTES TO FINANCIAL STATEMENTS.

A333

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (continued)
5.375%	05/01/25		295	$283,938
5.625%	02/01/23		460	460,000
Nationstar Mortgage Holdings, Inc.,
Sr. Unsec’d. Notes
8.250%	06/30/23		85	85,000
Sr. Unsec’d. Notes, 144A
8.250%	06/30/26		58	58,000
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
4.375%	06/12/27		35	32,900
6.625%	05/15/39		100	104,250
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23		270	270,135
Qwest Capital Funding, Inc.,
Gtd. Notes
7.750%	02/15/31		73	65,177
Rogers Communications, Inc. (Canada),
Gtd. Notes
8.750%	05/01/32		185	251,119
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23		100	97,130
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		1,767	1,890,690
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20		115	119,313
9.000%	11/15/18		49	49,980
Sr. Unsec’d. Notes
6.000%	11/15/22		138	136,793
11.500%	11/15/21		213	251,340
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		510	514,891
7.250%	09/15/21		175	182,000
7.625%	02/15/25	(a)	3,003	3,063,090
7.625%	03/01/26		16	16,320
7.875%	09/15/23		890	922,819
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34		88	83,864
6.375%	11/15/33		138	135,930
7.200%	07/18/36		51	52,831
7.721%	06/04/38		18	19,350
Telefonica Emisiones SAU (Spain),
Gtd. Notes
5.462%	02/16/21		50	52,328
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26		156	145,665
4.750%	02/01/28		266	246,383
6.000%	04/15/24		19	19,665
6.375%	03/01/25		205	212,216
6.500%	01/15/24		435	454,575
6.500%	01/15/26		1,170	1,206,563

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA. Inc., Escrow Shares,
Sr. Unsec’d. Notes^
— %	07/09/99		1,170	$—
— %	07/09/99		435	—
— %	07/09/99		266	—
— %	07/09/99		205	—
— %	07/09/99		156	—
— %	07/09/99		19	—
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33		585	611,325
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.125%	03/16/22		211	208,111
4.272%	01/15/36		650	599,624
4.400%	11/01/34		131	122,175
4.500%	08/10/33		1,600	1,549,411
5.012%	08/21/54		68	63,897
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
5.000%	01/20/26	(a)	400	317,000
Windstream Services LLC/Windstream Finance Corp.,
Gtd. Notes
6.375%	08/01/23		8	4,720
Gtd. Notes, 144A
6.375%	08/01/23		91	53,690
8.750%	12/15/24		1,890	1,195,426

				30,269,141

Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25	(a)	582	566,723
Sr. Unsec’d. Notes
3.150%	03/15/23		48	42,120

				608,843

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42		88	88,763
5.400%	06/01/41		115	131,832
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	01/15/22		200	206,685
6.125%	09/15/15		32	38,445
7.125%	10/15/31		150	190,159
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43		120	109,418
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.850%	03/15/24		150	149,747
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.903%	02/15/23		342	334,314
3.850%	01/15/24		292	295,178
4.050%	08/15/52		100	91,198
5.590%	05/17/25		74	81,140

SEE NOTES TO FINANCIAL STATEMENTS.

A334

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Transportation (continued)
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23		64	$65,680
6.500%	06/15/22		640	654,400

				2,436,959

Trucking & Leasing — 0.1%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
3.500%	11/01/27	(a)	285	260,960
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23		31	30,923
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
4.500%	08/01/22		59	57,229
5.000%	08/01/24		65	62,433
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23		85	80,733
5.250%	08/15/22		75	74,251
5.500%	02/15/24		98	96,754
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22		775	763,878

				1,427,161

Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24		300	303,931
4.300%	12/01/42		46	47,021

				350,952

TOTAL CORPORATE BONDS (cost $374,020,871)				365,578,361

MUNICIPAL BONDS — 0.1%
California — 0.0%
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39		175	223,169
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		180	255,023

				478,192

New York — 0.1%
New York State Dormitory Authority,
Revenue Bonds, BABs
5.600%	03/15/40		150	183,542
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62		265	281,449
5.647%	11/01/40		220	272,518
5.647%	11/01/40		60	74,323

				811,832

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	150	$220,916

TOTAL MUNICIPAL BONDS (cost $1,302,651)			1,510,940

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 8.4%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 5A1
4.187%(cc)	09/25/35	59	53,897
Alternative Loan Trust,
Series 2005-63, Class 1A1
3.325%(cc)	12/25/35	2,374	2,246,428
Series 2005-64CB, Class 1A15
5.500%	12/25/35	2,577	2,535,426
Series 2005-J14, Class A3
5.500%	12/25/35	4,194	3,670,263
Series 2005-J6, Class 2A1
5.500%	07/25/25	15	14,934
Series 2006-41CB, Class 2A13
5.750%	01/25/37	3,404	2,886,939
Series 2006-J2, Class A1, 1 Month LIBOR + 0.500%
2.591%(c)	04/25/36	65	40,276
American Home Mortgage Assets Trust,
Series 2006-2, Class 2A1, 1 Month LIBOR + 0.190%
2.281%(c)	09/25/46	334	306,593
Angel Oak Mortgage Trust I LLC,
Series 2018-2, Class A2, 144A
3.776%(cc)	07/27/48	95	94,999
Arroyo Mortgage Trust,
Series 2018-1, Class A1, 144A
3.763%(cc)	04/25/48	367	367,370
Banc of America Alternative Loan Trust,
Series 2004-6, Class 4A1
5.000%	07/25/19	34	33,471
Banc of America Funding Trust,
Series 2005-1, Class 1A1
5.500%	02/25/35	192	191,795
Series 2005-7, Class 30PO, PO
3.630%(s)	11/25/35	31	25,649
Series 2006-1, Class 2A1
5.500%	01/25/36	11	11,149
Series 2006-D, Class 5A2
3.885%(cc)	05/20/36	16	15,431
Series 2007-5, Class 4A1, 1 Month LIBOR + 0.370%
2.461%(c)	07/25/37	4,968	3,422,861
Series 2014-R7, Class 1A1, 1 Month LIBOR + 0.150%, 144A
2.241%(c)	05/26/36	108	103,482
Series 2014-R7, Class 2A1, 1 Month LIBOR + 0.140%, 144A
2.231%(c)	09/26/36	53	51,338
Series 2015-R4, Class 5A1, 1 Month LIBOR + 0.150%, 144A
2.110%(c)	10/25/36	260	251,458

SEE NOTES TO FINANCIAL STATEMENTS.

A335

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Trust,
Series 2004-C, Class 2A1
4.151%(cc)	04/25/34	121	$122,548
Series 2004-D, Class 2A1
4.202%(cc)	05/25/34	2	2,457
Series 2004-D, Class 2A2
4.202%(cc)	05/25/34	19	19,660
Series 2007-3, Class 1A1
6.000%	09/25/37	105	101,410
BCAP LLC Trust,
Series 2009-RR10, Class 18A2, 144A
6.000%(cc)	03/26/37	1,204	1,032,187
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
4.369%(cc)	07/25/33	79	79,400
Series 2005-12, Class 22A1
3.461%(cc)	02/25/36	75	75,049
Bear Stearns ALT-A Trust,
Series 2005-5, Class 1A4, 1 Month LIBOR + 0.560%
2.651%(c)	07/25/35	1,352	1,351,718
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A1
5.750%	10/25/34	113	112,009
CHL Mortgage Pass-Through Trust,
Series 2007-3, Class A16
6.000%	04/25/37	1,079	901,565
Series 2007-9, Class A11
5.750%	07/25/37	1,639	1,472,510
Citicorp Mortgage Securities Trust,
Series 2007-5, Class 1A9
6.000%	06/25/37	214	218,014
Citigroup Mortgage Loan Trust,
Series 2006-4, Class 1A1
5.500%	12/25/35	15	15,370
Series 2014-10, Class 1A1, 1 Month LIBOR + 0.135%, 144A
2.095%(c)	11/25/36	154	146,464
Series 2014-10, Class 3A1, 144A
2.159%(cc)	07/25/36	183	177,443
Series 2014-10, Class 4A1, 144A
2.219%(cc)	02/25/37	252	237,573
Series 2014-11, Class 4A1, 1 Month LIBOR + 0.100%, 144A
2.060%(c)	07/25/36	137	131,605
Series 2014-12, Class 1A4, 1 Month LIBOR + 0.125%, 144A
2.085%(c)	08/25/36	550	534,418
Series 2014-12, Class 2A4, 144A
3.451%(cc)	02/25/37	119	117,903
Series 2014-C, Class A, 144A
3.250%(cc)	02/25/54	90	89,676
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33	47	47,641
Series 2005-2, Class 2A11
5.500%	05/25/35	135	138,840

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust,
Series 2018-2, Class A1, 144A
3.470%(cc)	07/27/48	3,956	$3,956,223
Series 2018-2, Class A2, 144A
3.542%(cc)	07/27/48	162	162,204
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-5, Class 2A9
5.250%	05/25/34	212	213,126
Series 2007-5, Class A6, 1 Month LIBOR + 0.350%
2.441%(c)	05/25/37	27	19,324
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-5, Class 1A1
5.000%	07/25/20	53	53,239
CSFB Mortgage-Backed Pass-Through Certificates,
Series 2004-AR5, Class 7A2
3.728%(cc)	06/25/34	53	52,196
Series 2005-4, Class 2A9
5.500%	06/25/35	1,415	1,265,370
CSMC Mortgage-Backed Trust,
Series 2006-4, Class 1A8, 1 Month LIBOR + 1.000%
6.000%(c)	05/25/36	1,715	1,486,831
CSMC Trust,
Series 2011-12R, Class 3A1, 144A
3.328%(cc)	07/27/36	22	21,799
Series 2014-10R, Class 4A1, 144A
2.130%(cc)	12/27/36	21	20,567
Series 2014-11R, Class 8A1, 1 Month LIBOR + 0.340%, 144A
2.300%(c)	04/27/37	22	21,583
Series 2014-11R, Class 9A1, 1 Month LIBOR + 0.140%, 144A
2.100%(c)	10/27/36	77	76,329
Deephaven Residential Mortgage Trust,
Series 2017-2A, Class A1, 144A
2.453%(cc)	06/25/47	76	75,315
Series 2018-2A, Class A1, 144A^
3.479%(cc)	04/25/58	2,909	2,908,871
Series 2018-2A, Class A2, 144A^
3.530%(cc)	04/25/58	157	157,078
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1, Class 1A1, 1 Month LIBOR + 0.500%
2.591%(c)	02/25/35	26	25,057
Series 2005-1, Class 2A1
5.592%(cc)	02/25/20	9	8,713
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1, 1 Month LIBOR + 1.600%
3.691%(c)	01/25/24	73	73,819
Series 2014-C03, Class 1M2, 1 Month LIBOR + 3.000%
5.091%(c)	07/25/24	508	544,959
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000%
7.091%(c)	07/25/25	482	547,666
Series 2015-C04, Class 1M2, 1 Month LIBOR + 5.700%
7.791%(c)	04/25/28	501	582,829
Series 2016-C01, Class 1M1, 1 Month LIBOR + 1.950%
4.041%(c)	08/25/28	27	26,784
Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%
4.241%(c)	09/25/28	178	179,161
Series 2016-C03, Class 1M1, 1 Month LIBOR + 2.000%

SEE NOTES TO FINANCIAL STATEMENTS.

A336

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
4.091%(c)	10/25/28	69	$69,473
Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%
4.291%(c)	10/25/28	69	69,710
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.541%(c)	01/25/29	348	350,658
Series 2016-C05, Class 2M1, 1 Month LIBOR + 1.350%
3.441%(c)	01/25/29	287	288,196
Series 2016-C06, Class 1M1, 1 Month LIBOR + 1.300%
3.391%(c)	04/25/29	483	487,642
Series 2017-C01, Class 1M1, 1 Month LIBOR + 1.300%
3.391%(c)	07/25/29	331	332,976
Series 2017-C02, Class 2M1, 1 Month LIBOR + 1.150%
3.241%(c)	09/25/29	648	651,492
Series 2017-C03, Class 1M1, 1 Month LIBOR + 0.950%
3.041%(c)	10/25/29	538	541,130
Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850%
2.941%(c)	11/25/29	537	538,494
Series 2017-C05, Class 1M1, 1 Month LIBOR + 0.550%
2.641%(c)	01/25/30	753	753,440
Series 2017-C06, Class 1M1, 1 Month LIBOR + 0.750%
2.841%(c)	02/25/30	464	465,063
Series 2017-C06, Class 2M1, 1 Month LIBOR + 0.750%
2.841%(c)	02/25/30	68	67,744
Series 2018-C01, Class 1M1, 1 Month LIBOR + 0.600%
2.691%(c)	07/25/30	460	459,301
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250%
4.341%(c)	07/25/30	2,500	2,515,855
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	545	618,626
Series 2002-T1, Class A2
7.000%	11/25/31	356	406,015
Series 2002-T4, Class A2
7.000%	12/25/41	401	447,298
Series 2004-T1, Class 1A1
6.000%	01/25/44	346	376,755
Fannie Mae Interest Strip,
Series 293, Class 1, PO
2.974%(s)	12/25/24	115	107,577
Series 369, Class 12, IO
5.500%(cc)	05/25/36	441	105,356
Series 383, Class 60, IO
6.500%	10/25/37	105	22,229
Series 416, Class A300
3.000%	11/25/42	1,493	1,463,564
Series 417, Class C11, IO
2.500%	02/25/28	3,563	252,061
Fannie Mae REMIC Trust,
Series 1999-W4, Class A9
6.250%	02/25/29	236	249,051
Series 2001-W3, Class A
7.000%(cc)	09/25/41	280	294,461
Series 2002-W6, Class 2A1
7.000%(cc)	06/25/42	192	206,550
Series 2003-W10, Class 3A5
4.299%	06/25/43	994	1,009,693
Series 2004-W6, Class 3A4
6.500%	07/25/34	2	2,175

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-W11, Class 1A1
6.000%	05/25/44	1,260	$1,413,186
Series 2004-W12, Class 1A2
6.500%	07/25/44	639	711,703
Series 2005-W1, Class 1A2
6.500%	10/25/44	232	260,364
Series 2007-W7, Class 2A2, IO, 1 Month LIBOR x (1) + 6.530%
4.439%(c)	07/25/37	16	2,032
Series 2007-W10, Class 2A
6.324%(cc)	08/25/47	188	200,683
Series 2009-W1, Class A
6.000%	12/25/49	380	419,984
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	124	130,477
Series 1993-136, Class ZB
5.390%(cc)	07/25/23	79	84,112
Series 1993-141, Class Z
7.000%	08/25/23	92	97,976
Series 1993-147, Class Z
7.000%	08/25/23	75	79,544
Series 1994-29, Class Z
6.500%	02/25/24	133	141,838
Series 1996-4, Class SA, IO, 1 Month LIBOR x (1) + 8.500%
6.409%(c)	02/25/24	35	4,081
Series 1997-33, Class PA
8.500%	06/18/27	213	238,924
Series 1997-57, Class PN
5.000%	09/18/27	134	140,652
Series 2001-16, Class Z
6.000%	05/25/31	182	199,996
Series 2001-81, Class HE
6.500%	01/25/32	260	287,616
Series 2002-14, Class A1
7.000%	01/25/42	793	887,843
Series 2002-26, Class A2
7.500%	01/25/48	374	429,174
Series 2002-82, Class PE
6.000%	12/25/32	273	298,786
Series 2002-86, Class PG
6.000%	12/25/32	645	708,836
Series 2002-90, Class A2
6.500%	11/25/42	181	201,227
Series 2003-18, Class A1
6.500%	12/25/42	286	323,563
Series 2003-21, Class OU
5.500%	03/25/33	80	86,169
Series 2003-24, Class MZ
5.500%	04/25/33	305	325,558
Series 2003-48, Class GH
5.500%	06/25/33	1,449	1,568,580
Series 2004-36, Class SA, 1 Month LIBOR x (2.750) + 19.525%
13.774%(c)	05/25/34	74	96,589
Series 2004-45, Class ZL
6.000%	10/25/32	238	255,152

SEE NOTES TO FINANCIAL STATEMENTS.

A337

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-60, Class PA
5.500%	04/25/34	13	$12,586
Series 2004-68, Class LC
5.000%	09/25/29	252	268,821
Series 2004-101, Class HD
5.000%	01/25/20	2	1,501
Series 2005-22, Class DA
5.500%	12/25/34	57	58,936
Series 2005-30, Class UG
5.000%	04/25/35	393	413,955
Series 2005-57, Class NK, 1 Month LIBOR x(4) + 22.000%
13.635%(c)	07/25/35	68	75,499
Series 2005-84, Class XM
5.750%	10/25/35	81	87,403
Series 2005-87, Class QZ
5.000%	10/25/35	124	127,230
Series 2005-97, Class PO, PO
4.878%(s)	11/25/35	62	61,639
Series 2005-102, Class PG
5.000%	11/25/35	763	804,087
Series 2005-110, Class GL
5.500%	12/25/35	562	613,274
Series 2006-2, Class LY, 1 Month LIBOR x (16) + 96.000%
8.000%(c)	12/25/35	17	18,351
Series 2006-9, Class KZ
6.000%	03/25/36	348	381,532
Series 2006-20, Class IB, IO, 1 Month LIBOR x (1) + 6.590%
4.499%(c)	04/25/36	295	36,475
Series 2006-23, Class NS, 1 Month LIBOR x (18) + 108.000%
9.000%(c)	04/25/36	43	45,008
Series 2006-48, Class ND
6.250%	03/25/36	61	62,708
Series 2006-60, Class CO, PO
2.768%(s)	06/25/35	20	19,385
Series 2006-77, Class PC
6.500%	08/25/36	178	195,729
Series 2007-46, Class PA
6.000%	04/25/37	36	37,337
Series 2007-58, Class SV, IO, 1 Month LIBOR x (1) + 6.750%
4.659%(c)	06/25/37	281	31,938
Series 2007-79, Class PE
5.000%	08/25/37	677	690,278
Series 2007-102, Class SA, IO, 1 Month LIBOR x (1) + 6.400%
4.309%(c)	11/25/37	581	75,538
Series 2008-91, Class SI, IO, 1 Month LIBOR x (1) + 6.000%
3.909%(c)	03/25/38	462	40,852
Series 2009-15, Class SA, IO, 1 Month LIBOR x (1) + 6.200%
4.109%(c)	03/25/24	101	3,060
Series 2009-62, Class WA
5.573%(cc)	08/25/39	669	724,532
Series 2009-112, Class SW, IO, 1 Month LIBOR x (1) + 6.250%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
4.159%(c)	01/25/40	361	$44,222
Series 2009-112, Class ST, IO, 1 Month LIBOR x (1) + 6.250%
4.159%(c)	01/25/40	549	69,636
Series 2010-10, Class NT
5.000%	02/25/40	1,290	1,371,413
Series 2010-19, Class MV
5.000%	02/25/21	387	387,639
Series 2010-35, Class SB, IO, 1 Month LIBOR x (1) + 6.420%
4.329%(c)	04/25/40	185	23,765
Series 2010-43, Class CI, IO
4.500%	02/25/25	27	244
Series 2010-49, Class SC, 1 Month LIBOR x (2) + 12.660%
8.478%(c)	03/25/40	123	134,708
Series 2010-64, Class DM
5.000%	06/25/40	168	176,933
Series 2011-22, Class MA
6.500%	04/25/38	188	195,957
Series 2011-39, Class ZA
6.000%	11/25/32	319	351,504
Series 2011-52, Class GB
5.000%	06/25/41	417	444,806
Series 2011-52, Class KB
5.500%	06/25/41	1,535	1,717,245
Series 2012-16, Class GC
2.500%	11/25/41	1,683	1,610,615
Series 2013-4, Class PC
2.000%	06/25/42	1,046	987,977
Series 2013-4, Class AJ
3.500%	02/25/43	847	851,881
Series 2013-83, Class CA
3.500%	10/25/37	610	614,897
Series 2013-96, Class YA
3.500%	09/25/38	1,230	1,243,461
Series 2016-5, Class KB
2.500%	02/25/46	510	442,818
Series 2016-38, Class NA
3.000%	01/25/46	2,724	2,691,685
Series 2016-59, Class CA
3.500%	09/25/43	821	825,537
Series 2016-64, Class FA, 1 Month LIBOR + 0.500%
2.591%(c)	09/25/46	978	987,956
Series 2016-95, Class UH
3.500%	02/25/45	1,514	1,527,302
Series 2017-41, Class ME
3.000%	05/25/53	8,489	8,367,840
Series G93-17, Class S, IO, 1 Month LIBOR x (1) + 9.000%
6.909%(c)	04/25/23	126	13,728
Fannie Mae Trust,
Series 2003-W2, Class 2A9
5.900%	07/25/42	136	147,372
Series 2003-W3, Class 2A5
5.356%	06/25/42	293	313,240
Series 2003-W6, Class 1A41
5.398%	10/25/42	962	1,028,193

SEE NOTES TO FINANCIAL STATEMENTS.

A338

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2003-W6, Class 3A
6.500%	09/25/42	237	$261,336
Series 2003-W12, Class 2A7
4.680%	06/25/43	293	301,302
Series 2004-W2, Class 2A2
7.000%	02/25/44	184	205,115
Series 2004-W2, Class 5A
7.500%	03/25/44	196	216,278
Series 2004-W8, Class 2A
6.500%	06/25/44	217	239,900
Series 2005-W4, Class 1A1
6.000%	08/25/45	133	144,295
FHLMC Multifamily Structured Pass-Through Certificates,
Series T-58, Class 3A
7.000%	09/25/43	544	624,860
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	187	196,873
Freddie Mac REMICS,
Series 1049, Class S, 1 Month LIBOR x (3.889) + 39.278%
31.215%(c)	02/15/21	2	2,147
Series 1621, Class J
6.400%	11/15/23	50	51,671
Series 1630, Class PK
6.000%	11/15/23	133	139,037
Series 1675, Class KZ
6.500%	02/15/24	117	130,173
Series 1680, Class PK
6.500%	02/15/24	131	146,126
Series 1695, Class EB
7.000%	03/15/24	169	179,646
Series 1980, Class Z
7.000%	07/15/27	273	300,962
Series 2016-25, Class FL, 1 Month LIBOR + 0.500%
2.591%(c)	05/25/46	1,212	1,223,113
Series 2353, Class KZ
6.500%	09/15/31	298	343,413
Series 2535, Class AW
5.500%	12/15/32	103	111,757
Series 2557, Class HL
5.300%	01/15/33	694	747,459
Series 2595, Class DC
5.000%	04/15/23	332	343,441
Series 2595, Class GC
5.500%	04/15/23	119	124,030
Series 2611, Class TM, 1 Month LIBOR x (10) + 65.000%
10.000%(c)	05/15/33	32	38,461
Series 2626, Class JC
5.000%	06/15/23	739	762,768
Series 2643, Class SA, 1 Month LIBOR x (6.500) + 45.500%
32.024%(c)	03/15/32	24	41,969
Series 2764, Class UG
5.000%	03/15/34	1,360	1,448,020
Series 2862, Class GB
5.000%	09/15/24	120	124,876
Series 2864, Class NB

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
5.500%	07/15/33	5	$5,315
Series 2885, Class LZ
6.000%	11/15/34	1,398	1,566,842
Series 2893, Class PE
5.000%	11/15/34	361	386,540
Series 2922, Class SU, 1 Month LIBOR x (2) + 14.300%
10.154%(c)	02/15/35	68	82,175
Series 2980, Class QA
6.000%	05/15/35	372	408,995
Series 2990, Class SR, IO, 1 Month LIBOR x (1) + 6.650%
4.577%(c)	03/15/35	536	45,737
Series 3005, Class ED
5.000%	07/15/25	288	300,497
Series 3017, Class OC, PO
3.107%(s)	08/15/25	87	83,245
Series 3126, Class AO, PO
2.524%(s)	03/15/36	63	55,708
Series 3187, Class Z
5.000%	07/15/36	528	562,792
Series 3201, Class IN, IO, 1 Month LIBOR x (1) + 6.250%
4.177%(c)	08/15/36	239	20,064
Series 3218, Class HS, IO, 1 Month LIBOR x (1) + 7.200%
5.127%(c)	09/15/26	360	40,009
Series 3237, Class BO, PO
2.672%(s)	11/15/36	354	292,212
Series 3306, Class TB, 1 Month LIBOR + 0.000%
4.823%(c)	04/15/37	28	29,795
Series 3306, Class TC, 1 Month LIBOR + 0.000%
4.283%(c)	04/15/37	25	25,801
Series 3383, Class KB
5.500%	11/15/27	1,140	1,209,056
Series 3385, Class SN, IO, 1 Month LIBOR x (1) + 6.000%
3.927%(c)	11/15/37	56	4,607
Series 3405, Class PE
5.000%	01/15/38	479	511,258
Series 3443, Class PT
6.500%	03/15/37	719	789,747
Series 3593, Class SL, IO, 1 Month LIBOR x (1) + 6.400%
4.327%(c)	11/15/24	204	12,237
Series 3605, Class NC
5.500%	06/15/37	800	869,366
Series 3609, Class SA, IO, 1 Month LIBOR x (1) + 6.340%
4.267%(c)	12/15/39	798	95,788
Series 3648, Class CY
4.500%	03/15/30	794	833,961
Series 3662, Class PJ
5.000%	04/15/40	680	723,624
Series 3677, Class PB
4.500%	05/15/40	934	992,895
Series 3688, Class GT
7.319%(cc)	11/15/46	177	200,145
Series 3739, Class MC
4.000%	11/15/38	1,270	1,296,958
Series 3740, Class SB, IO, 1 Month LIBOR x (1) + 6.000%
3.927%(c)	10/15/40	330	41,703
Series 3747,Class HI,IO
4.500%	07/15/37	26	160
Series 3784, Class S, IO, 1 Month LIBOR x (1) + 6.600%

SEE NOTES TO FINANCIAL STATEMENTS.

A339

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
4.527%(c)	07/15/23	363	$20,952
Series 3852, Class QN, 1 Month LIBOR x (3.618) + 27.211%
5.500%(c)	05/15/41	264	265,938
Series 3852, Class TP, 1 Month LIBOR x (3.667) + 27.500%
5.500%(c)	05/15/41	365	384,205
Series 3855, Class HI, IO
4.000%	02/15/26	231	8,077
Series 3859, Class JB
5.000%	05/15/41	705	756,435
Series 3895, Class BF, 1 Month LIBOR + 0.500%
2.573%(c)	07/15/41	219	221,844
Series 4030, Class IL, IO
3.500%	04/15/27	2,274	219,661
Series 4199, Class FB, 1 Month LIBOR + 0.300%
2.373%(c)	05/15/40	4,941	4,955,844
Series 4374, Class NC
3.750%	02/15/46	809	817,813
Series 4471, Class JB
3.500%	09/15/43	1,330	1,323,840
Series 4494, Class KA
3.750%	10/15/42	4,256	4,341,352
Series 4565, Class DM
3.000%	02/15/42	574	570,335
Series 4566, Class CA
3.000%	01/15/43	425	421,988
Series 4631, Class G
2.500%	07/15/45	746	717,756
Series 4648, Class FA, 1 Month LIBOR + 0.500%
2.573%(c)	01/15/47	10,116	10,235,782
Series 4661, Class AC
4.000%	04/15/43	6,821	6,996,211
Series 4685, Class PA
3.000%	11/15/44	2,804	2,771,567
Series 4735, Class FB, 1 Month LIBOR + 0.350%
2.423%(c)	12/15/47	3,398	3,405,796
Series 4764, Class NK
3.500%	09/15/43	4,616	4,661,985
Series 4790, Class ED
3.500%	08/15/42	2,634	2,647,135
Series 4800, Class PA
3.500%	07/15/43	1,603	1,618,897
Freddie Mac Strips,
Series 263, Class F5, 1 Month LIBOR + 0.500%
2.573%(c)	06/15/42	207	210,048
Series 279, Class 35
3.500%	09/15/42	817	815,528
Series 304, Class C32, IO
3.000%	12/15/27	1,899	139,964
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN1, Class M2, 1 Month LIBOR + 2.200%
4.291%(c)	02/25/24	883	908,188
Series 2014-DN2, Class M2, 1 Month LIBOR + 1.650%
3.741%(c)	04/25/24	398	403,210
Series 2015-DNA2, Class M2, 1 Month LIBOR + 2.600%
4.691%(c)	12/25/27	266	271,631
Series 2015-DNA3, Class M2, 1 Month LIBOR + 2.850%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
4.941%(c)	04/25/28	158	$164,020
Series 2016-DNA1, Class M2, 1 Month LIBOR + 2.900%
4.991%(c)	07/25/28	240	245,832
Series 2016-DNA3, Class M2, 1 Month LIBOR + 2.000%
4.091%(c)	12/25/28	242	245,273
Series 2016-DNA4, Class M1, 1 Month LIBOR + 0.800%
2.891%(c)	03/25/29	68	67,950
Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%
4.341%(c)	11/25/28	224	228,973
Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%
3.291%(c)	07/25/29	229	230,852
Series 2017-DNA2, Class M1, 1 Month LIBOR + 1.200%
3.291%(c)	10/25/29	543	549,438
Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%
2.841%(c)	03/25/30	476	476,769
Series 2017-DNA3, Class M2, 1 Month LIBOR + 2.500%
4.591%(c)	03/25/30	3,000	3,090,480
Series 2017-HQA1, Class M1, 1 Month LIBOR + 1.200%
3.291%(c)	08/25/29	222	223,344
Series 2017-HQA2, Class M1, 1 Month LIBOR + 0.800%
2.891%(c)	12/25/29	688	689,181
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	10	10,102
Series 2005-AR2, Class 2A
4.109%(cc)	05/25/35	958	945,231
Government National Mortgage Assoc.,
Series 2002-41, Class HS, IO, 1 Month LIBOR x (1) + 7.000%
4.915%(c)	06/16/32	480	61,564
Series 2002-84, Class PH
6.000%	11/16/32	668	728,093
Series 2003-25, Class PZ
5.500%	04/20/33	433	467,818
Series 2003-58, Class PC
5.000%	07/20/33	1,204	1,299,308
Series 2003-86, Class ZC
4.500%	10/20/33	319	336,707
Series 2004-19, Class KE
5.000%	03/16/34	1,193	1,290,517
Series 2004-30, Class UC
5.500%	02/20/34	64	64,903
Series 2004-86, Class SP, IO, 1 Month LIBOR x (1) +
6.100%
4.016%(c)	09/20/34	586	53,342
Series 2004-88, Class ES, IO, 1 Month LIBOR x (1) + 6.100%
4.015%(c)	06/17/34	573	33,648
Series 2005-30, Class WD
6.000%	07/20/33	175	182,062
Series 2006-23, Class S, IO, 1 Month LIBOR x (1) + 6.500%
4.416%(c)	01/20/36	217	5,043
Series 2006-26, Class S, IO, 1 Month LIBOR x (1) + 6.500%
4.416%(c)	06/20/36	386	54,619
Series 2007-16, Class KU, IO, 1 Month LIBOR x (1) + 6.650%

SEE NOTES TO FINANCIAL STATEMENTS.

A340

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
4.566%(c)	04/20/37	500	$58,431
Series 2007-24, Class SA, IO, 1 Month LIBOR x (1) + 6.510%
4.426%(c)	05/20/37	1,127	145,455
Series 2007-35, Class TE
6.000%	06/20/37	971	1,053,291
Series 2007-58, Class SD, IO, 1 Month LIBOR x (1) + 6.490%
4.406%(c)	10/20/37	684	78,370
Series 2007-59, Class SP, IO, 1 Month LIBOR x (1) + 6.670%
4.586%(c)	04/20/37	308	17,097
Series 2008-36, Class AY
5.000%	04/16/23	98	99,111
Series 2008-47, Class ML
5.250%	06/16/38	760	840,515
Series 2008-62, Class SA, IO, 1 Month LIBOR x (1) + 6.150%
4.066%(c)	07/20/38	310	38,801
Series 2008-73, Class SK, IO, 1 Month LIBOR x (1) + 6.740%
4.656%(c)	08/20/38	579	70,218
Series 2008-79, Class SA, IO, 1 Month LIBOR x (1) + 7.550%
5.466%(c)	09/20/38	279	39,879
Series 2009-6, Class CI, IO
6.500%	11/16/38	36	1,620
Series 2009-16, Class SJ, IO, 1 Month LIBOR x (1) + 6.800%
4.716%(c)	05/20/37	690	87,309
Series 2009-36, Class IE, IO, 1 Month LIBOR x (3.333) + 20.667%
1.000%(c)	09/20/38	1,411	41,733
Series 2009-65, Class LB
6.000%	07/16/39	83	91,243
Series 2009-77, Class CS, IO, 1 Month LIBOR x (1) + 7.000%
4.915%(c)	06/16/38	519	38,362
Series 2009-81, Class A
5.750%	09/20/36	166	180,426
Series 2009-106, Class ST, IO, 1 Month LIBOR x (1) + 6.000%
3.916%(c)	02/20/38	574	67,616
Series 2009-106, Class XL, IO, 1 Month LIBOR x (1) + 6.750%
4.666%(c)	06/20/37	433	35,302
Series 2009-127, Class IA, IO, 1 Month LIBOR x (1) + 6.450%
0.450%(c)	09/20/38	2,297	31,446
Series 2010-4, Class SB, IO, 1 Month LIBOR x (1) + 6.500%
4.415%(c)	08/16/39	267	8,765
Series 2010-14, Class AO, PO
2.968%(s)	12/20/32	34	32,628
Series 2010-14, Class QP
6.000%	12/20/39	7	7,096
Series 2010-31, Class SK, IO, 1 Month LIBOR x (1) + 6.100%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
4.016%(c)	11/20/34	363	$42,055
Series 2010-85, Class ID, IO
6.000%	09/20/39	347	69,980
Series 2010-129, Class AW
6.054%(cc)	04/20/37	939	1,015,848
Series 2010-157, Class OP, PO
3.524%(s)	12/20/40	467	378,297
Series 2011-75, Class GP
4.000%	05/20/41	1,848	1,869,803
Series 2012-H31, Class FD, 1 Month LIBOR + 0.340%
2.257%(c)	12/20/62	1,010	1,009,298
Series 2013-H04, Class BA
1.650%	02/20/63	1,145	1,126,379
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400%
2.317%(c)	02/20/62	208	208,267
Series 2017-162, Class PL
3.000%	10/20/47	980	893,886
Series 2017-H23, Class FA, 1 Month LIBOR + 0.480%
2.397%(c)	10/20/67	2,442	2,453,827
GSMSC Resecuritization Trust,
Series 2014-1R, Class 1A, 1 Month LIBOR + 0.170%, 144A
2.130%(c)	04/26/37	89	87,101
GSR Mortgage Loan Trust,
Series 2004-11, Class 1A1
3.853%(cc)	09/25/34	74	75,494
Series 2004-6F, Class 2A4
5.500%	05/25/34	115	118,377
Series 2005-7F, Class 3A2, 1 Month LIBOR + 0.500%
2.591%(c)	09/25/35	642	625,007
Series 2005-AR7, Class 6A1
3.657%(cc)	11/25/35	2,311	2,328,854
Series 2006-2F, Class 2A1
5.750%	02/25/36	23	22,183
Series 2006-3F, Class 2A7
5.750%	03/25/36	84	87,412
HarborView Mortgage Loan Trust,
Series 2004-9, Class 2A
3.524%(cc)	12/19/34	30	26,609
Series 2006-9, Class 2A1A, 1 Month LIBOR + 0.210%
2.295%(c)	11/19/36	92	78,714
HomeBanc Mortgage Trust,
Series 2005-4, Class A1, 1 Month LIBOR + 0.270%
2.361%(c)	10/25/35	188	186,917
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3, 1 Month LIBOR + 1.100%
3.191%(c)	09/25/34	275	274,243
Impac CMB Trust,
Series 2005-1, Class 2A1, 1 Month LIBOR + 0.510%
2.601%(c)	04/25/35	205	201,024
JP Morgan Alternative Loan Trust,
Series 2007-A2, Class 12A3, 1 Month LIBOR + 0.190%
2.281%(c)	06/25/37	562	559,125
JP Morgan Seasoned Mortgage Trust,
Series 2014-1, Class A2, 1 Month LIBOR + 0.500%, 144A
2.591%(c)	05/25/33	199	199,762

SEE NOTES TO FINANCIAL STATEMENTS.

A341

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.500%	09/25/34	103	$102,644
Series 2005-S2, Class 4A3
5.500%	09/25/20	44	42,068
Series 2006-A2, Class 5A1
3.625%(cc)	11/25/33	39	39,631
Series 2006-A2, Class 5A3
3.625%(cc)	11/25/33	146	149,123
Series 2007-A1, Class 5A5
3.692%(cc)	07/25/35	91	93,752
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.000%	08/25/21	10	10,469
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2018-1, Class A, 1 Month LIBOR + 1.550%, 144A
3.532%(c)	02/01/23	2,773	2,776,505
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
3.816%(cc)	08/25/34	81	81,485
Series 2004-13, Class 3A7
3.915%(cc)	11/21/34	130	133,257
Series 2004-15, Class 4A1
3.486%(cc)	12/25/34	537	525,452
MASTR Alternative Loan Trust,
Series 2003-5, Class 30B1
5.890%(cc)	08/25/33	1,183	1,183,260
Series 2003-8, Class 5A1
5.000%	11/25/18	2	2,318
Series 2003-9, Class 5A1
4.500%	12/25/18	5	4,855
Series 2004-1, Class 4A1
5.500%	02/25/34	87	87,689
Series 2004-3, Class 2A1
6.250%	04/25/34	182	189,081
Series 2005-5, Class 3A1
5.750%	08/25/35	67	56,393
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	296	300,980
Series 2004-6, Class 3A1
5.250%	07/25/19	10	9,837
Series 2004-6, Class 4A1
5.000%	07/25/19	12	12,339
Series 2004-P7, Class A6, 144A
5.500%	12/27/33	43	43,432
Series 2006-3, Class 30PO, PO
2.070%(s)	10/25/36	98	83,346
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1, 1 Month LIBOR + 0.640%
2.731%(c)	10/25/28	360	356,031
Series 2004-B, Class A1, 1 Month LIBOR + 0.500%
2.591%(c)	05/25/29	329	322,026
Series 2004-HB1, Class A3
3.572%(cc)	04/25/29	95	94,188
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-HYB1, Class A3
3.053%(cc)	03/25/33	225	209,219

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
3.724%(cc)	09/25/34	146	$149,624
Nomura Resecuritization Trust,
Series 2015-2R, Class 4A1, 1 Month LIBOR + 0.140%, 144A
2.451%(c)	12/26/36	58	56,253
PHH Mortgage Trust,
Series 2008-CIM2, Class 5A1
6.000%	07/25/38	36	36,481
Prime Mortgage Trust,
Series 2004-2, Class A2
4.750%	11/25/19	24	24,085
Series 2004-CL1, Class 1A1
6.000%	02/25/34	157	165,605
RAAC Trust,
Series 2005-SP1, Class 2A1
5.250%	09/25/34	50	50,652
RBSSP Resecuritization Trust,
Series 2010-10, Class 2A1, 1 Month LIBOR + 0.130%, 144A
2.090%(c)	09/26/36	7	7,125
Residential Accredit Loans, Inc. Trust,
Series 2003-QS16, Class A1
5.000%	08/25/18	4	3,881
Series 2003-QS20, Class A1
5.000%	11/25/18	14	13,606
Series 2004-QS3, Class CB
5.000%	03/25/19	21	20,800
Series 2006-QS4, Class A9
6.000%	04/25/36	1,335	1,219,353
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
3.719%(cc)	12/25/34	168	171,111
Series 2006-R1, Class A2, 1 Month LIBOR + 0.400%
2.491%(c)	01/25/46	319	162,630
Residential Funding Mortgage Securities Trust,
Series 2006-S9, Class A1
6.250%	09/25/36	67	64,471
Series 2006-S12, Class 2A2
6.000%	12/25/36	77	74,398
Sequoia Mortgage Trust,
Series 2004-8, Class A2, 6 Month LIBOR + 0.740%
2.836%(c)	09/20/34	235	231,853
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370%
2.461%(c)	07/25/34	746	747,348
Structured Asset Mortgage Investments Trust,
Series 2004-AR1, Class 1A1, 1 Month LIBOR + 0.700%
2.785%(c)	03/19/34	652	644,021
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-22A, Class 3A
4.420%(cc)	06/25/33	40	40,664
Series 2003-26A, Class 3A5
3.624%(cc)	09/25/33	235	237,203
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A, 1 Month LIBOR + 0.740%
2.831%(c)	09/25/44	300	295,958

SEE NOTES TO FINANCIAL STATEMENTS.

A342

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-4, Class 3A1
3.490%(cc)	09/25/37	9	$8,716
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.750%	06/15/26	172	187,856
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 2AB2, 1 Month LIBOR + 0.840%
2.931%(c)	07/25/45	2,316	2,315,527
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR4, Class A7
3.966%(cc)	05/25/33	251	253,955
Series 2003-S1, Class A5
5.500%	04/25/33	160	163,746
Series 2004-S3, Class 3A2
6.000%	07/25/34	205	212,777
Series 2005-7, Class 1A2, 1 Month LIBOR + 0.450%
2.541%(c)	09/25/35	21	17,411
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-B, Class A1
3.774%(cc)	02/25/34	40	39,870
Series 2004-EE, Class 2A2
4.149%(cc)	12/25/34	142	145,705
Series 2004-O, Class A1
3.605%(cc)	08/25/34	89	91,664
Series 2005-16, Class A8
5.750%	01/25/36	10	10,808
Series 2005-AR9, Class 3A1
4.244%(cc)	06/25/34	117	120,300
Series 2006-11, Class A8
6.000%	09/25/36	35	33,555
Series 2006-17, Class A1
5.500%	11/25/21	12	11,920
Series 2007-3, Class 3A1
5.500%	04/25/22	3	2,605
Series 2007-11, Class A85
6.000%	08/25/37	97	92,958
Series 2007-11, Class A96
6.000%	08/25/37	12	11,442

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $204,434,320)			203,979,524

SOVEREIGN BONDS — 0.0%
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.575%
2.875%(c)	06/01/21	250	249,925
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	01/11/28	645	609,848
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	302	280,222
Province of Quebec (Canada),
Unsec’d. Notes, MTN
6.350%	01/30/26	120	139,787

TOTAL SOVEREIGN BONDS (cost $1,327,468)			1,279,782

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.7%
Fannie Mae Principal Strip, Notes, MTN
3.415%(s)	05/15/30	1,750	$1,167,199
Federal Home Loan Mortgage Corp.
3.000%	08/01/32	2,839	2,821,512
3.000%	11/01/32	881	875,453
3.000%	11/01/42	1,582	1,543,597
3.000%	12/01/42	1,757	1,717,394
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.135%
3.332%(c)	10/01/36	73	76,430
Federal Home Loan Mortgage Corp.
4.000%	02/01/26	438	450,818
4.000%	01/01/32	488	506,047
4.000%	10/01/42	953	980,336
4.000%	09/01/47	2,396	2,444,312
4.500%	11/01/45	1,696	1,767,557
4.500%	08/01/46	2,135	2,223,349
4.500%	04/01/47	1,238	1,290,793
4.500%	05/01/47	2,044	2,136,691
4.500%	05/01/47	684	712,836
4.500%	07/01/47	1,542	1,637,734
5.000%	11/01/23	62	62,476
5.500%	12/01/24	212	218,624
5.500%	01/01/33	110	118,446
5.500%	06/01/35	274	296,790
6.000%	12/01/23	87	94,937
6.000%	11/01/24	279	304,487
6.000%	02/01/28	170	185,686
6.000%	09/01/35	145	160,472
6.000%	12/01/36	81	89,328
6.500%	10/01/22	83	87,934
6.500%	05/01/25	86	89,625
6.500%	08/01/27	199	221,405
6.500%	01/01/29	104	110,128
6.500%	05/01/36	51	57,095
6.500%	09/01/36	28	31,042
6.500%	05/01/37	108	117,290
7.000%	09/01/36	158	172,919
7.000%	11/01/37	275	308,948
8.000%	02/01/38	95	101,904
Federal National Mortgage Assoc.
1.828%(s)	10/09/19	2,200	2,129,929
2.330%	01/01/23	1,831	1,779,488
2.340%	12/01/22	2,130	2,066,096
2.350%	05/01/23	1,341	1,300,388
2.370%	12/01/22	1,492	1,452,165
2.480%	02/01/25	2,004	1,920,733
2.520%	05/01/23	2,000	1,950,774
2.570%	03/01/23	1,859	1,822,780
2.619%	12/01/22	1,049	1,028,304
2.750%	03/01/22	1,186	1,170,040
2.820%	12/01/24	2,063	2,014,432
2.870%	02/01/32	480	445,322
2.960%	04/01/22	1,777	1,770,404
2.990%	07/01/29	2,880	2,740,514
3.000%	03/01/32	3,299	3,282,538
3.000%	05/01/32	2,755	2,742,242
3.025%	08/01/29	1,274	1,245,634

SEE NOTES TO FINANCIAL STATEMENTS.

A343

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.030%	12/01/21	1,609	$1,607,095
3.060%	08/01/32	860	807,881
3.070%	02/01/25	5,105	5,053,293
3.080%	12/01/29	910	871,760
3.190%	02/01/30	310	299,289
3.240%	01/01/33	710	682,256
3.340%	11/01/30	697	686,888
3.416%	10/01/20	746	749,269
3.440%	11/01/23	2,280	2,305,189
3.500%	07/01/32	1,000	1,010,751
3.500%	07/01/32	425	429,820
3.500%	10/01/32	1,207	1,220,578
3.500%	11/01/32	916	926,104
3.500%	03/01/33	1,118	1,130,887
3.500%	09/01/42	1,110	1,109,481
3.500%	10/01/42	1,087	1,086,243
3.500%	01/01/43	1,367	1,365,938
3.500%	03/01/43	1,147	1,146,698
3.500%	05/01/43	1,212	1,211,681
3.500%	06/01/43	1,433	1,437,646
3.500%	06/01/43	1,275	1,274,631
3.500%	07/01/43	2,856	2,862,040
3.500%	07/01/43	1,293	1,292,337
3.500%	01/01/44	1,947	1,945,608
3.550%	04/01/30	340	338,263
3.590%	10/01/20	1,291	1,308,530
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.375%
3.602%(c)	09/01/37	59	63,064
Federal National Mortgage Assoc.
3.690%	11/01/23	1,345	1,368,695
3.885%	08/01/25	1,829	1,886,563
4.000%	06/01/42	1,972	2,022,729
4.000%	07/01/42	1,183	1,214,217
4.000%	06/01/43	2,929	3,025,283
4.000%	06/01/43	1,547	1,586,851
4.000%	07/01/43	1,418	1,454,695
4.000%	01/01/45	2,028	2,071,355
4.000%	06/01/47	3,378	3,455,263
4.340%	04/01/20	1,691	1,731,206
4.500%	04/01/44	1,642	1,721,760
4.500%	04/01/44	1,348	1,413,429
5.000%	12/01/19	53	53,773
5.000%	05/01/23	170	180,017
5.000%	06/01/23	230	237,750
5.000%	07/01/25	239	248,501
5.000%	02/01/35	304	322,786
5.000%	10/01/39	607	650,541
5.000%	01/01/40	2,824	3,052,616
5.000%	01/01/44	2,138	2,269,791
5.500%	01/01/19	4	4,412
5.500%	06/01/20	4	4,056
5.500%	09/01/23	56	57,672
5.500%	01/01/38	221	240,592
5.500%	02/01/42	1,153	1,247,505
6.000%	09/01/19	3	2,708
6.000%	08/01/21	78	79,980

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	09/01/22	17	$17,685
6.000%	01/01/24	211	220,414
6.000%	07/01/24	55	57,356
6.000%	04/01/28	90	98,891
6.000%	05/01/28	60	65,362
6.000%	12/01/32	395	435,735
6.000%	03/01/34	447	488,955
6.000%	04/01/34	72	76,200
6.000%	04/01/35	116	127,886
6.000%	01/01/36	39	43,038
6.000%	10/01/36	31	34,456
6.000%	08/01/37	122	134,704
6.000%	08/01/37	73	79,411
6.500%	09/01/22	58	59,979
6.500%	12/01/23	88	93,330
6.500%	09/01/28	91	100,653
6.500%	07/01/36	22	24,010
6.500%	05/01/37	23	24,311
6.500%	07/01/37	50	55,106
6.500%	10/01/38	96	106,808
6.500%	10/01/38	68	75,056
8.000%	12/01/36	689	795,702
Government National Mortgage Assoc.
6.000%	08/15/36	1,775	1,960,431
6.000%	09/20/36	82	88,945
6.000%	05/20/38	6	6,728
6.000%	09/20/38	113	124,065
6.000%	03/20/41	63	67,871
6.500%	10/15/23	72	74,421
6.500%	01/15/33	156	177,490
6.500%	01/20/39	60	65,129
6.500%	10/20/39	224	246,902
6.500%	10/20/39	192	211,544
6.500%	12/20/40	532	588,141
7.000%	10/20/38	238	273,074
7.000%	12/20/38	99	114,428
7.500%	01/20/35	198	219,963
8.000%	05/20/32	509	568,969
Residual Funding Corp. Principal Strip, Bonds
1.227%(s)	01/15/21	995	927,469
2.745%(s)	01/15/30	1,000	679,703
Resolution Funding Corp. Interest Strip, Bonds
2.690%(s)	10/15/27	235	174,656
2.830%(s)	01/15/26	270	214,586
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48	885	1,077,519
5.880%	04/01/36	3,560	4,674,497
Tennessee Valley Authority Principal Strip, Bonds
3.840%(s)	06/15/35	1,260	679,587

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $140,736,963)			138,302,509

U.S. TREASURY OBLIGATIONS — 8.5%
U.S. Treasury Bonds
2.875%	05/15/43	2,300	2,259,930
3.125%	02/15/43	1,600	1,642,563
3.125%	05/15/48	64	65,778

SEE NOTES TO FINANCIAL STATEMENTS.

A344

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
3.625%	08/15/43		11,150	$12,428,766
3.625%	02/15/44		4,230	4,718,929
3.750%	11/15/43		4,960	5,638,706
4.375%	05/15/40		3,940	4,848,047
4.500%	02/15/36		319	390,052
6.500%	11/15/26		4,000	5,093,281
7.250%	08/15/22		7,000	8,240,039
U.S. Treasury Notes
0.750%	08/15/19		1,000	981,719
1.000%	11/30/18		10,000	9,955,469
1.125%	01/31/19	(k)	18,750	18,634,277
1.375%	01/31/21		580	562,305
1.500%	08/31/18		10,000	9,993,200
1.500%	02/28/19		10,000	9,951,172
1.625%	10/31/23		4,000	3,775,938
1.750%	02/28/22		2,260	2,186,815
1.875%	08/31/24		580	550,162
2.000%	05/31/21		15,000	14,740,430
2.000%	11/15/21		3,000	2,937,070
2.000%	10/31/22		780	757,362
2.000%	06/30/24		1,096	1,048,178
2.250%	04/30/21		5,000	4,950,000
2.250%	10/31/24		5,000	4,840,039
2.250%	11/15/25		600	577,055
2.500%	05/15/24		400	393,719
2.625%	05/15/21		607	606,747
2.750%	05/31/23		1,018	1,019,273
2.750%	11/15/23		10,000	9,996,094
2.875%	05/31/25		356	356,861
2.875%	05/15/28		365	365,727
U.S. Treasury Strip Principal
1.663%(s)	02/15/20		725	696,514
U.S. Treasury Strips Coupon
1.928%(s)	08/15/24		1,000	840,958
1.930%(s)	08/15/23		815	706,385
2.036%(s)	05/15/20		824	786,505
2.257%(s)	05/15/28		8,085	6,051,847
2.310%(s)	08/15/32		600	393,399
2.347%(s)	02/15/23		1,595	1,402,866
2.477%(s)	11/15/33		6,600	4,168,262
2.486%(s)	05/15/32		5,000	3,302,290
2.494%(s)	11/15/28		500	368,403
2.530%(s)	11/15/32		11,200	7,288,375
2.595%(s)	11/15/26		600	471,093
2.663%(s)	02/15/22		2,825	2,561,495
2.671%(s)	08/15/20		6,935	6,569,176
2.693%(s)	02/15/33		14,600	9,430,317
2.699%(s)	02/15/27		7,000	5,447,526
2.809%(s)	05/15/33		2,500	1,600,595
2.899%(s)	08/15/31		3,000	2,030,048
3.210%(s)	05/15/21		1,200	1,112,602
3.382%(s)	05/15/31		3,335	2,273,681
4.165%(s)	02/15/30		4,000	2,833,264
4.357%(s)	11/15/29		3,000	2,141,678
4.721%(s)	11/15/27		1,350	1,026,327

TOTAL U.S. TREASURY OBLIGATIONS (cost $210,778,256)				208,009,309

				Value
TOTAL LONG-TERM INVESTMENTS (cost $2,100,643,758)				$2,173,732,232

			Shares
SHORT-TERM INVESTMENTS — 14.5%
AFFILIATED MUTUAL FUNDS — 14.5%
PGIM Core Ultra Short Bond Fund(w)			233,769,722	233,769,722
PGIM Institutional Money Market Fund (cost $119,769,176; includes $119,547,978 of cash collateral for securities on loan)(b)(w)			119,766,993	119,778,969

TOTAL AFFILIATED MUTUAL FUNDS (cost $353,538,898)				353,548,691

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.0%
U.S. Treasury Bills
1.785%	09/13/18	(k)	55	54,790
1.786%	09/13/18	(k)	240	239,085
1.791%	09/13/18	(k)	60	59,771
2.076%	11/15/18	(k)	325	322,541

TOTAL U.S. TREASURY OBLIGATIONS (cost $676,202)				676,187

TOTAL SHORT-TERM INVESTMENTS (cost $354,215,100)				354,224,878

TOTAL INVESTMENTS — 103.7% (cost $2,454,858,858)				2,527,957,110
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (3.7)%				(90,828,773)

NET ASSETS — 100.0%				$2,437,128,337

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,648,050 and 0.2% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $116,376,851; cash collateral of $119,547,978 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

SEE NOTES TO FINANCIAL STATEMENTS.

A345

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of June 30, 2018.
(r)	Principal amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security.
Rate represents yield to maturity at purchase date.
(ss)	Represents zero coupon bond.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	90 Day Euro Dollar	Sep. 2018	$243,863	$(1,150)
35	90 Day Euro Dollar	Sep. 2020	8,489,688	(3,937)
46	90 Day Euro Euribor	Sep. 2020	13,413,600	6,043
375	10 Year Australian Treasury Bonds	Sep. 2018	273,812,841	467,304
6	10 Year U.S. Ultra Treasury Notes	Sep. 2018	769,406	1,515
725	20 Year U.S. Treasury Bonds	Sep. 2018	105,125,000	2,197,711
360	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	57,442,500	984,500
15	Euro STOXX 50 Index	Sep. 2018	594,002	(7,462)
4	FTSE 100 Index	Sep. 2018	401,283	(1,108)
49	Hang Seng China Enterprises Index	Jul. 2018	8,970,468	29,138
526	Mini MSCI Emerging Markets Index	Sep. 2018	27,964,790	(1,561,680)
168	Russell 2000 E-Mini Index	Sep. 2018	13,839,000	(242,340)
628	S&P 500 E-Mini Index	Sep. 2018	85,458,240	(1,632,933)
135	S&P Mid Cap 400 E-Mini Index	Sep. 2018	26,407,350	(683,100)
63	S&P/TSX 60 Index	Sep. 2018	9,232,556	101,350
241	TOPIX Index	Sep. 2018	37,668,834	(945,241)

				(1,291,390)

Short Positions:
2	90 Day Euro Dollar	Dec. 2018	486,800	(175)
1	90 Day Euro Dollar	Dec. 2019	242,588	1,825
2	90 Day Euro Dollar	Jun. 2020	485,100	—
46	90 Day Euro Euribor	Sep. 2021	13,365,925	(40,786)
117	90 Day Sterling	Sep. 2020	19,056,198	(10,014)
4	2 Year U.S. Treasury Notes	Sep. 2018	847,312	(1,609)
190	5 Year Euro-Bobl	Sep. 2018	29,326,179	(22,469)
3	5 Year U.S. Treasury Notes	Sep. 2018	340,852	(2,625)
606	10 Year U.S. Treasury Notes	Sep. 2018	72,833,625	(607,992)
251	ASX SPI 200 Index	Sep. 2018	28,550,168	(619,070)
978	Euro Schatz. DUA Index	Sep. 2018	128,013,371	(82,861)
466	Euro STOXX 50 Index	Sep. 2018	18,453,667	423,573
4,061	MSCI Europe Index	Sep. 2018	102,223,325	1,759,439

				797,236

				$(494,154)

Cash and foreign currency of $10,860,847 and securities with a combined market value of $14,465,551 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 07/05/18	Barclays Capital Group	GBP	11	$14,290	$14,243	$—	$(47)
Expiring 07/18/18	Citigroup Global Markets	GBP	891	1,189,877	1,177,005	—	(12,872)
Expiring 07/18/18	Toronto Dominion	GBP	21,581	28,747,906	28,506,320	—	(241,586)

SEE NOTES TO FINANCIAL STATEMENTS.

A346

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
British Pound (continued),
Expiring 09/21/18	Royal Bank of Canada	GBP	200	$264,554	$264,956	$402	$—
Euro,
Expiring 07/10/18	State Street Bank	EUR	579	717,931	676,714	—	(41,217)
Expiring 07/18/18	Australia and New Zealand Banking Group	EUR	2,756	3,219,837	3,223,177	3,340	—
Expiring 07/18/18	Australia and New Zealand Banking Group	EUR	2,187	2,547,815	2,558,082	10,267	—
Expiring 07/18/18	Australia and New Zealand Banking Group	EUR	1,986	2,321,296	2,322,243	947	—
Expiring 07/18/18	Australia and New Zealand Banking Group	EUR	523	610,614	611,147	533	—
Indian Rupee,
Expiring 07/23/18	Citigroup Global Markets	INR	10,270	157,733	149,460	—	(8,273)
Japanese Yen,
Expiring 08/08/18	Royal Bank of Canada	JPY	23,000	208,606	208,319	—	(287)
Expiring 08/08/18	State Street Bank	JPY	66,000	602,531	597,787	—	(4,744)
Expiring 08/08/18	State Street Bank	JPY	16,212	148,626	146,838	—	(1,788)
Expiring 08/08/18	Toronto Dominion Bank	JPY	19,455	177,761	176,211	—	(1,550)
Expiring 08/08/18	Toronto Dominion Bank	JPY	16,213	149,769	146,847	—	(2,922)
Expiring 12/20/18	State Street Bank	JPY	37,050	338,727	339,199	472	—
Expiring 12/20/18	State Street Bank	JPY	37,050	341,125	339,199	—	(1,926)
South Korean Won,
Expiring 07/23/18	Citigroup Global Markets	KRW	177,846	167,574	159,672	—	(7,902)

				$41,926,572	$41,617,419	15,961	(325,114)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 07/18/18	Royal Bank of Scotland Group PLC	GBP	395	$531,214	$521,255	$9,959	$—
Expiring 07/30/18	Australia and New Zealand Banking Group	GBP	3,474	4,676,429	4,590,937	85,492	—
Danish Krone,
Expiring 07/18/18	Royal Bank of Scotland Group PLC	DKK	11,066	1,745,186	1,737,163	8,023	—
Euro,
Expiring 07/10/18	State Street Bank	EUR	290	361,049	338,941	22,108	—
Expiring 07/10/18	State Street Bank	EUR	289	359,743	337,773	21,970	—
Expiring 07/18/18	Australia and New Zealand Banking Group	EUR	94,536	110,781,223	110,556,329	224,894	—
Expiring 07/18/18	Australia and New Zealand Banking Group	EUR	2,351	2,730,706	2,749,770	—	(19,064)
Expiring 07/18/18	Australia and New Zealand Banking Group	EUR	1,200	1,422,142	1,403,355	18,787	—
Expiring 07/18/18	Royal Bank of Scotland Group PLC	EUR	1,000	1,182,707	1,169,462	13,245	—
Expiring 07/18/18	Royal Bank of Scotland Group PLC	EUR	458	535,661	535,169	492	—
Expiring 07/30/18	Citigroup Global Markets	EUR	14,421	17,102,831	16,880,144	222,687	—
Expiring 09/21/18	Royal Bank of Canada	EUR	233	271,395	273,862	—	(2,467)
Expiring 12/20/18	State Street Bank	EUR	291	343,453	344,655	—	(1,202)

SEE NOTES TO FINANCIAL STATEMENTS.

A347

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 12/20/18	Toronto Dominion Bank	EUR	291	$341,285	$344,654	$—	$(3,369)
Hong Kong Dollar,
Expiring 07/30/18	Australia and New Zealand Banking Group	HKD	16,310	2,079,506	2,079,884	—	(378)
Indian Rupee,
Expiring 07/23/18	Citigroup Global Markets	INR	10,270	155,559	149,460	6,099	—
Japanese Yen,
Expiring 07/30/18	Toronto Dominion	JPY	1,036,643	9,451,966	9,383,107	68,859	—
Expiring 08/08/18	Royal Bank of Canada	JPY	51,880	478,221	469,896	8,325	—
Expiring 08/08/18	Royal Bank of Canada	JPY	33,000	302,930	298,894	4,036	—
Norwegian Krone,
Expiring 07/18/18	Toronto Dominion	NOK	7,239	889,884	889,495	389	—
Singapore Dollar,
Expiring 07/30/18	Australia and New Zealand Banking Group	SGD	2,487	1,862,429	1,826,426	36,003	—
South Korean Won,
Expiring 07/23/18	Citigroup Global Markets	KRW	177,846	166,818	159,672	7,146	—
Swedish Krona,
Expiring 07/18/18	Royal Bank of Scotland Group PLC	SEK	4,844	552,142	541,617	10,525	—
Expiring 07/18/18	Royal Bank of Scotland Group PLC	SEK	2,375	272,175	265,486	6,689	—
Expiring 07/18/18	Toronto Dominion	SEK	4,841	556,215	541,280	14,935	—
Expiring 07/18/18	Toronto Dominion	SEK	4,775	544,808	533,891	10,917	—
Expiring 07/30/18	Australia and New Zealand Banking Group	SEK	4,225	492,371	472,823	19,548	—
Swiss Franc,
Expiring 07/18/18	Toronto Dominion	CHF	1,789	1,820,641	1,809,579	11,062	—

				$162,010,689	$161,204,979	832,190	(26,480)

						$848,151	$(351,594)

Credit default swap agreements outstanding at June 30, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
People’s Republic of China	06/20/23	1.000%	(Q)	1,740	$(25,112)	$(32,408)	$7,296	Citigroup Global Markets
Republic of Turkey	06/20/23	1.000%	(Q)	620	52,046	25,766	26,280	Goldman Sachs & Co.
United Mexican States	06/20/23	1.000%	(Q)	2,000	29,946	15,296	14,650	Goldman Sachs & Co.

					$56,880	$8,654	$48,226

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.25.V1	12/20/20	1.000%	(Q)	3,760	$(74,181)	$(60,374)	$13,807
CDX.NA.IG.30.V1	06/20/23	1.000%	(Q)	2,740	(48,585)	(41,429)	7,156

SEE NOTES TO FINANCIAL STATEMENTS.

A348

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1) (continued):
iTraxx Europe S29.V1	06/20/23	1.000%	(Q)	EUR	2,740	$(72,205)	$44,083	$116,288

						$(194,971)	$(57,720)	$137,251

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1):
ABX.6.V2	05/25/46	0.110%	(Q)	190	$14,883	$—	$14,883	Barclays Capital Group
ABX.6.V2	05/25/46	0.110%	(Q)	170	13,317	—	13,317	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%	(Q)	150	11,750	—	11,750	Bank of America
ABX.6.V2	05/25/46	0.110%	(Q)	90	7,050	—	7,050	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%	(Q)	70	5,483	—	5,483	Bank of America
CDX.EM.29.V1	06/20/23	1.000%	(Q)	3,370	133,084	69,980	63,104	Goldman Sachs & Co.
CDX.IOS.10.V1	01/21/41	5.000%	(S)	580	10,512	—	10,512	Citigroup Global Markets
CDX.IOS.10.V1	01/21/41	5.000%	(S)	580	10,512	—	10,512	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	(M)	490	(2,680)	—	(2,680)	Bank of America
CDX.IOS.11.V1	01/12/42	4.000%	(M)	450	2,461	—	2,461	Bank of America
CDX.IOS.11.V1	01/12/42	4.000%	(S)	440	2,406	—	2,406	Citigroup Global Markets
CDX.IOS.11.V1	12/12/42	4.000%	(M)	440	2,406	—	2,406	Citigroup Global Markets
CMBX.NA.AA.3.V1	12/13/49	0.270%	(M)	250	154,346	—	154,346	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.270%	(M)	120	74,086	—	74,086	Morgan Stanley
CMBX.NA.AA.6.V1	05/11/63	2.000%	(M)	90	477	—	477	Barclays Capital Group
CMBX.NA.AA.6.V1	05/11/63	2.000%	(M)	90	477	—	477	Citigroup Global Markets
CMBX.NA.AA.6.V1	05/11/63	2.000%	(M)	90	477	—	477	Goldman Sachs & Co.
CMBX.NA.AA.6.V1	05/11/63	2.000%	(M)	90	477	—	477	Goldman Sachs & Co.
CMBX.NA.AA.6.V1	05/11/63	2.000%	(M)	90	477	—	477	Morgan Stanley
CMBX.NA.BBB.4.V1	02/17/51	5.000%	(M)	350	307,562	—	307,562	Citigroup Global Markets

					$749,563	$69,980	$679,583

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.AA.3.V1	12/13/49	0.620%	(M)	250	*	$(172,150)	$—	$(172,150)	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.620%	(M)	120	*	(82,632)	—	(82,632)	Morgan Stanley

						$(254,782)	$—	$(254,782)

SEE NOTES TO FINANCIAL STATEMENTS.

A349

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Cash of $165,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at June 30, 2018.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. The implied credit spread is not readily available.

Total return swap agreements outstanding at June 30, 2018:

Counterparty(2)	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	07/11/18	GBP	64	Pay or receive monthly amounts based on market value fluctuation of Anglo American PLC	$(167,738)	$—	$(167,738)
Bank of America	07/11/18	GBP	42	Pay or receive monthly amounts based on market value fluctuation of Ashtead Group PLC	(78,164)	—	(78,164)
Bank of America	07/11/18	GBP	25	Pay or receive monthly amounts based on market value fluctuation of Bellway PLC	(121,143)	—	(121,143)
Bank of America	07/11/18	GBP	222	Pay or receive monthly amounts based on market value fluctuation of BP PLC	(38,342)	—	(38,342)
Bank of America	07/11/18	GBP	36	Pay or receive monthly amounts based on market value fluctuation of Easyjet PLC	(33,078)	—	(33,078)
Bank of America	07/11/18	GBP	31	Pay or receive monthly amounts based on market value fluctuation of Fevertree Drinks PLC	123,271	—	123,271
Bank of America	07/11/18	GBP	193	Pay or receive monthly amounts based on market value fluctuation of Glencore PLC	(87,524)	—	(87,524)
Bank of America	07/11/18	GBP	1,403	Pay or receive monthly amounts based on market value fluctuation of Lloyds Banking Group PLC	(14,272)	—	(14,272)
Bank of America	07/11/18	GBP	409	Pay or receive monthly amounts based on market value fluctuation of Man Group PLC	(67,421)	—	(67,421)

SEE NOTES TO FINANCIAL STATEMENTS.

A350

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty(2)	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Bank of America	07/11/18	GBP	11	Pay or receive monthly amounts based on market value fluctuation of Next PLC	$3,055	$—	$3,055
Bank of America	07/11/18	GBP	41	Pay or receive monthly amounts based on market value fluctuation of Persimmon PLC	(191,399)	—	(191,399)
Bank of America	07/11/18	GBP	53	Pay or receive monthly amounts based on market value fluctuation of Plus500 Ltd.	(82,345)	—	(82,345)
Bank of America	07/11/18	GBP	40	Pay or receive monthly amounts based on market value fluctuation of Rio Tinto PLC	(144,591)	—	(144,591)
Bank of America	07/11/18	GBP	5,824	Pay or receive monthly amounts based on market value fluctuation of Rolls-Royce Holdings PLC	—	—	—
Bank of America	07/11/18	GBP	82	Pay or receive monthly amounts based on market value fluctuation of Rolls-Royce Holdings PLC	164,915	—	164,915
Bank of America	07/11/18	GBP	9	Pay or receive monthly amounts based on market value fluctuation of Shire PLC	31,615	—	31,615
Bank of America	07/11/18	GBP	353	Pay or receive monthly amounts based on market value fluctuation of Taylor Wimpey PLC	(54,897)	—	(54,897)
Bank of America	07/11/18	GBP	669	Pay or receive monthly amounts based on market value fluctuation of Tesco PLC	74,912	—	74,912

					$(683,146)	$—	$(683,146)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2)	The Portfolio receives or pays 1 Month USD LIBOR monthly in the positions shown in the table above.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$111,042	$(32,408)	$1,128,257	$(1,338,376)

SEE NOTES TO FINANCIAL STATEMENTS.

A351

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$572,093,702	$382,293,269	$95,281
Preferred Stocks	30,193,287	1,057,922	15,821
Rights	—	—	9,367
Warrants	—	—	—
Asset-Backed Securities
Automobiles	—	17,071,841	—
Consumer Loans	—	1,904,326	113,976
Credit Cards	—	2,563,073	—
Home Equity Loans	—	21,139,616	—
Manufactured Housing	—	594,662	—
Other	—	10,596,143	—
Residential Mortgage-Backed Securities	—	40,092,401	—
Bank Loans	—	13,410,408	347,253
Commercial Mortgage-Backed Securities	—	56,534,687	—
Convertible Bonds	—	104,944,772	—
Corporate Bonds	—	365,577,958	403
Municipal Bonds	—	1,510,940	—
Residential Mortgage-Backed Securities	—	200,913,575	3,065,949
Sovereign Bonds	—	1,279,782	—
U.S. Government Agency Obligations	—	138,302,509	—
U.S. Treasury Obligations	—	208,685,496	—
Affiliated Mutual Funds	353,548,691	—	—
Other Financial Instruments*
Futures Contracts	(494,154)	—	—
OTC Forward Foreign Currency Contracts	—	496,557	—
OTC Credit Default Swap Agreements	—	551,661	—
Centrally Cleared Credit Default Swap Agreements	—	137,251	—
OTC Total Return Swap Agreements	—	(683,146)	—

Total	$955,341,526	$1,568,975,703	$3,648,050

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (4.9% represents investments purchased with collateral from securities on loan)	14.5%
Residential Mortgage-Backed Securities	10.0
U.S. Treasury Obligations	8.5
Banks	6.2
U.S. Government Agency Obligations	5.7
Equity Real Estate Investment Trusts (REITs)	2.8
Pharmaceuticals	2.7
Media	2.4
Insurance	2.3
Commercial Mortgage-Backed Securities	2.3

Software	2.2%
Oil, Gas & Consumable Fuels	2.2
Internet Software & Services	1.8
Semiconductors & Semiconductor Equipment	1.7
IT Services	1.5
Telecommunications	1.4
Machinery	1.3
Oil & Gas	1.3
Automobiles	1.2
Chemicals	1.1
Aerospace & Defense	1.1
Capital Markets	1.0
Beverages	1.0
Technology Hardware, Storage & Peripherals	1.0
Health Care Providers & Services	1.0
Internet & Direct Marketing Retail	0.9

SEE NOTES TO FINANCIAL STATEMENTS.

A352

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification (continued):

Home Equity Loans	0.9%
Semiconductors	0.9
Textiles, Apparel & Luxury Goods	0.8
Diversified Financial Services	0.8
Healthcare-Services	0.7
Electric	0.7
Internet	0.7
Pipelines	0.7
Electric Utilities	0.7
Commercial Services	0.7
Metals & Mining	0.6
Specialty Retail	0.6
Consumer Finance	0.6
Airlines	0.6
Biotechnology	0.5
Real Estate Investment Trusts (REITs)	0.5
Health Care Equipment & Supplies	0.4
Other	0.4
Diversified Telecommunication Services	0.4
Hotels, Restaurants & Leisure	0.4
Electrical Equipment	0.4
Road & Rail	0.4
Auto Manufacturers	0.4
Household Durables	0.4
Computers	0.4
Foods	0.4
Electronic Equipment, Instruments & Components	0.3
Industrial Conglomerates	0.3
Commercial Services & Supplies	0.3
Food & Staples Retailing	0.3
Real Estate Management & Development	0.3
Food Products	0.3
Tobacco	0.3
Containers & Packaging	0.3
Auto Components	0.3
Construction Materials	0.3
Trading Companies & Distributors	0.3
Building Products	0.3
Auto Parts & Equipment	0.3
Retail	0.2
Real Estate	0.2
Entertainment	0.2
Communications Equipment	0.2
Lodging	0.2
Personal Products	0.2
Multiline Retail	0.2
Miscellaneous Manufacturing	0.2
Paper & Forest Products	0.2
Wireless Telecommunication Services	0.2
Mining	0.2
Engineering & Construction	0.2
Multi-Utilities	0.2
Oil & Gas Services	0.2
Home Furnishings	0.2
Thrifts & Mortgage Finance	0.1
Household Products	0.1
Healthcare-Products	0.1
Packaging & Containers	0.1

Health Care Technology	0.1%
Investment Companies	0.1
Construction & Engineering	0.1
Building Materials	0.1
Energy Equipment & Services	0.1
Distributors	0.1
Life Sciences Tools & Services	0.1
Credit Cards	0.1
Transportation	0.1
Gas	0.1
Consumer Loans	0.1
Household Products/Wares	0.1
Iron/Steel	0.1
Electrical Components & Equipment	0.1
Municipal Bonds	0.1
Air Freight & Logistics	0.1
Trucking & Leasing	0.1
Professional Services	0.1
Electronics	0.1
Coal	0.1
Leisure Time	0.1
Machinery-Construction & Mining	0.1
Machinery-Diversified	0.1
Holding Companies-Diversified	0.0	*
Sovereign Bonds	0.0	*
Leisure Products	0.0	*
Environmental Control	0.0	*
Diversified Consumer Services	0.0	*
Housewares	0.0	*
Metal Fabricate/Hardware	0.0	*
Forest Products & Paper	0.0	*
Apparel	0.0	*
Home Builders	0.0	*
Multi-National	0.0	*
Agriculture	0.0	*
Toys/Games/Hobbies	0.0	*
Manufactured Housing	0.0	*
Distribution/Wholesale	0.0	*
Consumer Products	0.0	*
Cosmetics/Personal Care	0.0	*
Office/Business Equipment	0.0	*
Private Equity	0.0	*
Water	0.0	*
Gas Utilities	0.0	*
Food Service	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Energy-Alternate Sources	0.0	*
Advertising	0.0	*
Wireless	0.0	*
Transportation Infrastructure	0.0	*
Energy	0.0	*
Entertainment & Leisure	0.0	*

	103.7
Liabilities in excess of other assets	(3.7)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A353

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$137,251	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	111,042		Premiums received for OTC swap agreements	32,408
Credit contracts	Unrealized appreciation on OTC swap agreements	730,489		Unrealized depreciation on OTC swap agreements	257,462
Equity contracts	Due from/to broker — variation margin futures	2,313,500	*	Due from/to broker — variation margin futures	5,692,934	*
Equity contracts	Unaffiliated investments	9,367		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	397,768		Unrealized depreciation on OTC swap agreements	1,080,914
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	848,151		Unrealized depreciation on OTC forward foreign currency exchange contracts	351,594
Interest rate contracts	Due from/to broker — variation margin futures	3,658,898	*	Due from/to broker — variation margin futures	773,618	*

Total		$8,206,466			$8,188,930

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$—	$—	$(193,196)
Equity contracts	(384)	(156)	—	—	3,823,109	—	2,968,596
Foreign exchange contracts	—	—	—	—	343,115	(308,314)	—
Interest rate contracts	—	—	(4,526)	12,148	(4,497,463)	—	—

Total	$(384)	$(156)	$(4,526)	$12,148	$(331,239)	$(308,314)	$2,775,400

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$—	$438,274
Equity contracts	(1,900)	—	—	(7,037,882)	—	(2,079,057)
Foreign exchange contracts	—	—	—	(592,988)	3,201,298	—
Interest rate contracts	—	(1,452)	(3,102)	3,352,873	—	—

Total	$(1,900)	$(1,452)	$(3,102)	$(4,277,997)	$3,201,298	$(1,640,783)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A354

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts- Long Positions(4)	Futures Contracts- Short Positions(4)	Forward Foreign Currency Exchange Contracts- Purchased(2)	Forward Foreign Currency Exchange Contracts- Sold(2)
$1,166	$73,333	$682,207,996	$335,008,663	$72,877,822	$223,984,561

Cross Currency Exchange Contracts(3)	Credit Default Swap Agreements- Buy Protection(4)	Credit Default Swap Agreements- Sell Protection(4)	Total Return Swap Agreements(4)
$1,576,185	$23,377,536	$370,000	$8,157,813

(1)	Cost.

(2)	Value at Settlement Date.

(3)	Value at Trade Date.

(4)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$116,376,851	$(116,376,851)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Australia and New Zealand Banking Group	$399,811	$(19,442)	$380,369	$—	$380,369
Bank of America	417,462	(1,083,594)	(666,132)	550,000	(116,132)
Barclays Capital Group	169,706	(172,197)	(2,491)	—	(2,491)
Citigroup Global Markets	577,103	(61,455)	515,648		515,648
Credit Suisse First Boston Corp.	20,367	—	20,367	—	20,367
Goldman Sachs & Co.	216,030	—	216,030	(216,030)	—
Morgan Stanley	74,563	(82,632)	(8,069)	—	(8,069)
Royal Bank of Canada	12,763	(2,754)	10,009	—	10,009
Royal Bank of Scotland Group PLC	48,933	—	48,933	—	48,933
State Street Bank	44,550	(50,877)	(6,327)	—	(6,327)
Toronto Dominion	106,162	(249,427)	(143,265)	—	(143,265)

	$2,087,450	$(1,722,378)	$365,072	$333,970	$699,042

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A355

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $116,376,851:
Unaffiliated investments (cost $2,101,319,960)	$2,174,408,419
Affiliated investments (cost $353,538,898)	353,548,691
Cash	95,305
Foreign currency, at value (cost $3,367,840)	3,368,421
Deposit with broker for futures	10,860,847
Receivable for investments sold	48,493,411
Dividends and interest receivable	10,258,803
Tax reclaim receivable	1,663,163
Unrealized appreciation on OTC swap agreements	1,128,257
Unrealized appreciation on OTC forward foreign currency contracts	848,151
Cash segregated for Counterparty - OTC	550,000
Due from broker-variation margin swaps	167,528
Deposit with broker for centrally cleared swaps	165,000
Premiums paid for OTC swap agreements	111,042
Receivable from affiliate	37,063
Receivable for portfolio shares sold	1,003
Prepaid expenses	2,690

Total Assets	2,605,707,794

LIABILITIES:
Payable to broker for collateral for securities on loan	119,547,978
Payable for investments purchased	44,270,631
Unrealized depreciation on OTC swap agreements	1,338,376
Management fees payable	921,126
Payable for portfolio shares repurchased	735,867
Accrued expenses and other liabilities	472,908
Payable to affiliate	472,479
Unrealized depreciation on OTC forward foreign currency contracts	351,594
Due to broker-variation margin futures	230,949
Foreign capital gains tax liability accrued	121,296
Distribution fee payable	83,480
Premiums received for OTC swap agreements	32,408
Affiliated transfer agent fee payable	365

Total Liabilities	168,579,457

NET ASSETS	$2,437,128,337

Net assets were comprised of:
Partners Equity	$2,437,128,337

Net asset value and redemption price per share, $2,437,128,337 / 128,610,344 outstanding shares of beneficial interest	$18.95

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income	$20,383,014
Unaffiliated dividend income (net) (foreign withholding tax $1,048,434, of which $67,796 is reimbursable by an affiliate)	13,322,851
Affiliated dividend income	2,575,568
Income from securities lending, net (including affiliated income of $311,582)	405,915
Miscellaneous income	141,849

36,829,197

EXPENSES
Management fees	10,121,241
Distribution fee	3,129,090
Custodian and accounting fees	518,938
Audit fee	35,357
Trustees’ fees	17,234
Shareholders’ reports	14,219
Legal fees and expenses	8,223
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	57,959

Total expenses	13,905,727
Less: Fee waivers and/or expense reimbursement	(137,680)

Net expenses	13,768,047

NET INVESTMENT INCOME (LOSS)	23,061,150

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,560)) (net of foreign capital gains taxes $(13,910))	79,818,141
Futures transactions	(331,239)
Options written transactions	12,148
Swap agreements transactions	2,775,400
Forward and cross currency contracts transactions	(308,314)
Foreign currency transactions	1,525,789

83,491,925

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $19,547) (net of change in foreign capital gains taxes $(98,762))	(125,873,979)
Futures	(4,277,997)
Options written	(3,102)
Swap agreements	(1,640,783)
Forward and cross currency contracts	3,201,298
Foreign currencies	(157,023)

(128,751,586)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(45,259,661)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,198,511)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$23,061,150	$38,292,875
Net realized gain (loss) on investment and foreign currency transactions	83,491,925	127,359,429
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(128,751,586)	127,974,419

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(22,198,511)	293,626,723

FUND SHARE TRANSACTIONS:
Fund share sold [1,181,156 and 1,704,822 shares, respectively]	22,627,241	30,395,668
Fund share repurchased [8,636,665 and 13,077,322 shares, respectively]	(164,414,917)	(237,384,226)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(141,787,676)	(206,988,558)

CAPITAL CONTRIBUTIONS	95,907	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(163,890,280)	86,638,165
NET ASSETS:
Beginning of period	2,601,018,617	2,514,380,452

End of period	$2,437,128,337	$2,601,018,617

SEE NOTES TO FINANCIAL STATEMENTS.

A356

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 86.9%	Shares	Value
AFFILIATED MUTUAL FUNDS — 14.8%
AST Western Asset Core Plus Bond Portfolio*	3,976,716	$49,351,051
AST Western Asset Emerging Markets Debt Portfolio*	907,779	9,649,696

TOTAL AFFILIATED MUTUAL FUNDS (cost $57,949,749)(w)		59,000,747

COMMON STOCKS — 70.0%
Aerospace & Defense — 1.2%
Boeing Co. (The)	2,633	883,398
Engility Holdings, Inc.*	626	19,181
General Dynamics Corp.	3,183	593,343
Harris Corp.	569	82,243
Huntington Ingalls Industries, Inc.	369	79,996
L3 Technologies, Inc.	3,054	587,345
Lockheed Martin Corp.	1,726	509,912
Meggitt PLC (United Kingdom)	139,821	907,325
Northrop Grumman Corp.	1,379	424,318
Raytheon Co.	2,468	476,768
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1,236	106,185

		4,670,014

Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	6,961	508,849
Royal Mail PLC (United Kingdom)	129,265	859,989

		1,368,838

Airlines — 0.4%
Delta Air Lines, Inc.	5,767	285,697
Deutsche Lufthansa AG (Germany)	28,027	671,461
JetBlue Airways Corp.*	2,392	45,400
Southwest Airlines Co.	5,346	272,004
United Continental Holdings, Inc.*	2,457	171,327

		1,445,889

Auto Components — 0.3%
Bridgestone Corp. (Japan)(a)	14,700	574,224
Gentex Corp.	2,260	52,025
Halla Holdings Corp. (South Korea)	583	23,077
Nexen Tire Corp. (South Korea)	6,609	60,770
Sumitomo Rubber Industries Ltd. (Japan)(a)	33,200	526,252
Tupy SA (Brazil)	13,600	63,162

		1,299,510

Automobiles — 0.6%
Ford Motor Co.	60,730	672,281
General Motors Co.	13,065	514,761
Harley-Davidson, Inc.	12,452	523,980
Subaru Corp. (Japan)	26,500	770,753

		2,481,775

Banks — 6.3%
Agricultural Bank of China Ltd. (China) (Class H Stock)	329,000	153,554
Aozora Bank Ltd. (Japan)	17,700	671,743
Bank Hapoalim BM (Israel)	126,140	855,132
Bank Negara Indonesia Persero Tbk PT (Indonesia)	58,000	28,499

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Bank of China Ltd. (China) (Class H Stock)	444,000	$220,191
Bank of Communications Co. Ltd. (China) (Class H Stock)*	161,000	123,223
Bankinter SA (Spain)	85,166	826,367
BB&T Corp.	6,415	323,573
BCB Bancorp, Inc.	13,533	202,995
Berkshire Hills Bancorp, Inc.(a)	6,538	265,443
Bryn Mawr Bank Corp.	6,772	313,544
Canadian Imperial Bank of Commerce (Canada)(a)	6,300	548,030
Central Pacific Financial Corp.	4,697	134,569
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,079,000	673,890
China Construction Bank Corp. (China) (Class H Stock)*	852,924	780,461
Citigroup, Inc.	22,493	1,505,232
Citizens Financial Group, Inc.	4,808	187,031
City Holding Co.(a)	3,628	272,934
Comerica, Inc.	1,235	112,286
Community Trust Bancorp, Inc.	4,893	244,405
CTBC Financial Holding Co. Ltd. (Taiwan)	234,000	168,133
Danske Bank A/S (Denmark)	22,387	697,442
DNB ASA (Norway)	46,998	915,195
E.Sun Financial Holding Co. Ltd. (Taiwan)	1,321,000	919,770
Fidelity Southern Corp.	17,281	439,110
Fifth Third Bancorp	9,124	261,859
Financial Institutions, Inc.	7,285	239,677
First Community Bancshares, Inc.	5,792	184,533
First Financial Corp.	2,355	106,799
First Financial Holding Co. Ltd. (Taiwan)	66,892	45,163
Heritage Commerce Corp.	26,444	449,284
Heritage Financial Corp.	13,526	471,381
Hong Leong Bank Bhd (Malaysia)	40,200	181,240
Independent Bank Corp.	9,839	250,895
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	203,000	151,406
Investors Bancorp, Inc.	13,950	178,421
JPMorgan Chase & Co.	18,788	1,957,709
KeyCorp	8,878	173,476
Krung Thai Bank PCL (Thailand), NVDR	479,900	241,740
M&T Bank Corp.	821	139,693
MCB Bank Ltd. (Pakistan)	24,500	39,951
Midland States Bancorp, Inc.(a)	8,897	304,811
National Bank of Canada (Canada)	13,000	624,166
National Bank of Pakistan (Pakistan)*	190,500	74,352
Opus Bank	9,179	263,437
Peoples Bancorp, Inc.	11,758	444,217
People’s United Financial, Inc.(a)	15,268	276,198
PNC Financial Services Group, Inc. (The)	3,902	527,160
Public Bank Bhd (Malaysia)	29,300	169,498
Regions Financial Corp.	12,479	221,877
Royal Bank of Canada (Canada)	10,200	768,036
Sandy Spring Bancorp, Inc.	9,750	399,848
Siam Commercial Bank PCL (The) (Thailand), NVDR	177,900	635,151
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	58,159	550,439
Sterling Bancorp	6,375	149,813
SunTrust Banks, Inc.	4,710	310,954

SEE NOTES TO FINANCIAL STATEMENTS.

A357

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Swedbank AB (Sweden) (Class A Stock)	41,662	$887,661
Synovus Financial Corp.	668	35,290
Thanachart Capital PCL (Thailand), NVDR	104,100	146,899
Tisco Financial Group PCL (Thailand), NVDR	63,000	159,583
Toronto-Dominion Bank (The) (Canada)	14,500	839,239
Washington Trust Bancorp, Inc.	7,273	422,561
Zions Bancorporation	1,838	96,844

		24,964,013

Beverages — 0.9%
Brown-Forman Corp. (Class B Stock)	3,648	178,788
Coca-Cola Amatil Ltd. (Australia)	33,449	227,508
Coca-Cola Co. (The)	14,321	628,119
Coca-Cola Femsa SAB de CV (Mexico), ADR	2,260	127,532
Dr. Pepper Snapple Group, Inc.	5,675	692,350
Hite Jinro Co. Ltd. (South Korea)	2,341	41,281
PepsiCo, Inc.	5,793	630,684
Suntory Beverage & Food Ltd. (Japan)	10,300	440,353
Thai Beverage PCL (Thailand)	1,247,800	659,035

		3,625,650

Biotechnology — 1.7%
AbbVie, Inc.	7,909	732,769
Aduro Biotech, Inc.*	2,923	20,461
Agios Pharmaceuticals, Inc.*	730	61,488
Alkermes PLC*	1,516	62,399
Amgen, Inc.	13,303	2,455,601
Biogen, Inc.*	5,083	1,475,290
Gilead Sciences, Inc.	4,659	330,044
ImmunoGen, Inc.*	3,293	32,041
Ionis Pharmaceuticals, Inc.*(a)	6,877	286,565
PDL BioPharma, Inc.*(a)	132,864	310,902
ProQR Therapeutics NV (Netherlands)*	5,504	40,179
Spark Therapeutics, Inc.*	817	67,615
Ultragenyx Pharmaceutical, Inc.*	870	66,877
Vertex Pharmaceuticals, Inc.*	4,075	692,587

		6,634,818

Building Products — 0.1%
Fortune Brands Home & Security, Inc.	1,118	60,025
Johnson Controls International PLC	13,098	438,128

		498,153

Capital Markets — 1.2%
Affiliated Managers Group, Inc.	446	66,307
Ameriprise Financial, Inc.	3,375	472,095
BGC Partners, Inc. (Class A Stock)	2,447	27,700
CI Financial Corp. (Canada)	40,500	727,962
Cohen & Steers, Inc.	2,098	87,508
Goldman Sachs Group, Inc. (The)	3,750	827,138
IG Group Holdings PLC (United Kingdom)	82,537	935,892
Lazard Ltd. (Class A Stock)	1,209	59,132
Morgan Stanley	18,234	864,292
Thomson Reuters Corp. (Canada)	18,962	764,548

		4,832,574

Chemicals — 0.8%
Formosa Chemicals & Fibre Corp. (Taiwan)	246,000	978,910

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Formosa Plastics Corp. (Taiwan)	253,000	$932,380
Grand Pacific Petrochemical (Taiwan)	191,000	183,245
Innophos Holdings, Inc.	8,898	423,545
LyondellBasell Industries NV (Class A Stock)	2,956	324,717
PhosAgro PJSC (Russia), GDR	3,496	45,068
PPG Industries, Inc.	2,048	212,439

		3,100,304

Commercial Services & Supplies — 0.7%
Ennis, Inc.	15,836	322,263
Herman Miller, Inc.	9,895	335,441
Knoll, Inc.	11,775	245,038
McGrath RentCorp	7,862	497,429
Republic Services, Inc.	9,611	657,008
Viad Corp.	5,334	289,370
Waste Management, Inc.	6,399	520,495

		2,867,044

Communications Equipment — 0.8%
ARRIS International PLC*	2,279	55,710
Cisco Systems, Inc.	37,496	1,613,452
Motorola Solutions, Inc.	5,429	631,773
Sercomm Corp. (Taiwan)	46,000	106,795
Ubiquiti Networks, Inc.*(a)	675	57,186
VTech Holdings Ltd. (Hong Kong)	67,400	776,842

		3,241,758

Construction & Engineering — 1.3%
China Communications Construction Co. Ltd. (China) (Class H Stock)	482,000	464,188
China Railway Group Ltd. (China) (Class H Stock)	1,443,000	1,087,994
CTCI Corp. (Taiwan)	67,000	107,178
Fluor Corp.	6,802	331,802
HOCHTIEF AG (Germany)	4,860	876,419
Obayashi Corp. (Japan)	62,900	653,117
Primoris Services Corp.	15,739	428,573
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	183,000	190,849
Taisei Corp. (Japan)	16,800	925,167

		5,065,287

Construction Materials — 0.1%
Siam Cement PCL (The) (Thailand), NVDR	42,800	534,414
Taiwan Cement Corp. (Taiwan)	23,000	31,913

		566,327

Consumer Finance — 0.4%
Ally Financial, Inc.	4,130	108,495
American Express Co.	8,545	837,410
Discover Financial Services	7,508	528,638
FirstCash, Inc.	198	17,790
Navient Corp.	679	8,847
Synchrony Financial	6,692	223,380

		1,724,560

Containers & Packaging — 0.5%
DS Smith PLC (United Kingdom)	101,371	694,559
Graphic Packaging Holding Co.	25,671	372,486

SEE NOTES TO FINANCIAL STATEMENTS.

A358

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Containers & Packaging (continued)
Greatview Aseptic Packaging Co. Ltd. (China)	230,000	$136,983
Lock&Lock Co. Ltd. (South Korea)	6,425	127,993
Silgan Holdings, Inc.	16,814	451,120
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	48,000	84,479

		1,867,620

Diversified Consumer Services — 0.4%
Ascent Capital Group, Inc. (Class A Stock)*	1,677	4,712
Benesse Holdings, Inc. (Japan)	16,100	570,942
Capella Education Co.	2,749	271,326
Fu Shou Yuan International Group Ltd. (China)	217,000	244,224
H&R Block, Inc.(a)	25,217	574,443

		1,665,647

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	19,169	615,516
BCE, Inc. (Canada)	12,847	520,271
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	278,582	313,961
CenturyLink, Inc.	9,450	176,148
Elisa OYJ (Finland)	7,495	346,250
HKT Trust & HKT Ltd. (Hong Kong)	616,000	785,778
KT Corp. (South Korea)	1,600	39,352
KT Corp. (South Korea), ADR	13,004	172,693
LG Uplus Corp. (South Korea)	83,637	1,050,487
Magyar Telekom Telecommunications PLC (Hungary)	100,263	142,592
Nippon Telegraph & Telephone Corp. (Japan)	19,100	867,675
PCCW Ltd. (Hong Kong)	1,411,000	793,947
Rostelecom PJSC (Russia)	72,000	83,982
Swisscom AG (Switzerland)	606	270,478
Telefonica Deutschland Holding AG (Germany)	97,515	383,621
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	240,500	62,986
Telstra Corp. Ltd. (Australia)	100,100	193,607
Verizon Communications, Inc.	7,409	372,747

		7,192,091

Electric Utilities — 2.2%
ALLETE, Inc.	5,084	393,552
American Electric Power Co., Inc.	4,335	300,199
CK Infrastructure Holdings Ltd. (Hong Kong)	32,000	236,887
CLP Holdings Ltd. (Hong Kong)	61,000	657,055
Duke Energy Corp.	4,782	378,161
Edison International	5,015	317,299
El Paso Electric Co.	6,887	407,022
Entergy Corp.(a)	3,498	282,603
Evergy, Inc.	12,223	686,321
Eversource Energy	5,424	317,901
IDACORP, Inc.	2,231	205,787
Korea Electric Power Corp. (South Korea)	18,624	534,179
Manila Electric Co. (Philippines)	27,230	181,432
NextEra Energy, Inc.	2,318	387,176
PNM Resources, Inc.	11,338	441,048

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
Portland General Electric Co.	9,657	$412,933
Red Electrica Corp. SA (Spain)	29,738	604,159
Southern Co. (The)	16,264	753,186
Spark Infrastructure Group (Australia)	155,152	261,743
SSE PLC (United Kingdom)	20,480	365,579
Tenaga Nasional Bhd (Malaysia)	8,300	30,091
Xcel Energy, Inc.	15,998	730,789

		8,885,102

Electrical Equipment — 0.1%
Chicony Power Technology Co. Ltd. (Taiwan)	60,300	101,509
nVent Electric PLC (United Kingdom)*	1,580	39,657
Powell Industries, Inc.	3,369	117,342
Rockwell Automation, Inc.	494	82,118

		340,626

Electronic Equipment, Instruments & Components — 1.0%
AU Optronics Corp. (Taiwan)	2,109,000	893,535
AVX Corp.	14,389	225,476
CDW Corp.	1,804	145,745
Daktronics, Inc.	32,054	272,780
Dolby Laboratories, Inc. (Class A Stock)	1,291	79,642
Hon Hai Precision Industry Co. Ltd. (Taiwan)	45,205	123,187
Methode Electronics, Inc.	2,844	114,613
Nippon Electric Glass Co. Ltd. (Japan)	26,000	720,717
TE Connectivity Ltd.	11,331	1,020,470
Tripod Technology Corp. (Taiwan)	34,000	93,372
WiSoL Co. Ltd. (South Korea)	9,448	117,699
Yageo Corp. (Taiwan)*	7,047	259,001

		4,066,237

Energy Equipment & Services — 0.4%
Baker Hughes a GE Co.	19,831	655,018
Core Laboratories NV(a)	5,294	668,156
National Oilwell Varco, Inc.	5,839	253,413
Weatherford International PLC*(a)	36,811	121,108

		1,697,695

Equity Real Estate Investment Trusts (REITs) — 1.4%
CubeSmart	20,874	672,560
Digital Realty Trust, Inc.	2,991	333,736
Equity LifeStyle Properties, Inc.	3,642	334,700
Gaming and Leisure Properties, Inc.	18,090	647,622
KLCCP Stapled Group (Malaysia)	27,500	54,432
LTC Properties, Inc.	6,342	271,057
Macquarie Mexico Real Estate Management SA de CV (Mexico)*	112,500	111,592
National Health Investors, Inc.	6,082	448,122
Omega Healthcare Investors, Inc.(a)	6,443	199,733
Public Storage	2,600	589,836
Ramco-Gershenson Properties Trust(a)	17,798	235,112
Select Income REIT	18,041	405,381
Tanger Factory Outlet Centers, Inc.(a)	8,464	198,819
Ventas, Inc.	4,151	236,399
Welltower, Inc.	4,053	254,083
Xenia Hotels & Resorts, Inc.	16,724	407,397

SEE NOTES TO FINANCIAL STATEMENTS.

A359

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Yuexiu Real Estate Investment Trust (Hong Kong)	62,000	$41,625

		5,442,206

Food & Staples Retailing — 2.3%
Casey’s General Stores, Inc.	1,292	135,763
Empire Co. Ltd. (Canada) (Class A Stock)	47,976	963,060
FamilyMart UNY Holdings Co. Ltd. (Japan)	8,600	905,618
George Weston Ltd. (Canada)	7,300	595,594
GS Retail Co. Ltd. (South Korea)	2,538	100,154
ICA Gruppen AB (Sweden)	11,784	360,512
Kesko OYJ (Finland) (Class B Stock)	14,130	863,046
Koninklijke Ahold Delhaize NV (Netherlands)	22,214	530,418
Kroger Co. (The)	8,335	237,131
Lawson, Inc. (Japan)	6,200	387,203
Metro, Inc. (Canada)	12,800	435,121
Seven & i Holdings Co. Ltd. (Japan)	20,800	907,206
SpartanNash Co.	2,968	75,743
Sun Art Retail Group Ltd. (Hong Kong)	155,500	202,861
Sysco Corp.	5,652	385,975
Wal-Mart de Mexico SAB de CV (Mexico)	245,800	648,775
Walmart, Inc.	6,111	523,407
Wm Morrison Supermarkets PLC (United Kingdom)	183,780	609,598
Woolworths Group Ltd. (Australia)	10,311	232,861

		9,100,046

Food Products — 1.9%
Archer-Daniels-Midland Co.	16,527	757,432
B&G Foods, Inc.(a)	6,729	201,197
Bunge Ltd.	3,669	255,767
Calavo Growers, Inc.(a)	4,218	405,561
Conagra Brands, Inc.	8,733	312,030
Dean Foods Co.	9,560	100,476
General Mills, Inc.	4,321	191,247
GFPT PCL (Thailand), NVDR	228,900	82,798
Hershey Co. (The)	2,643	245,958
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	92,800	57,337
Indofood Sukses Makmur Tbk PT (Indonesia)	256,900	119,179
Ingredion, Inc.	4,680	518,076
J&J Snack Foods Corp.	329	50,163
J.M. Smucker Co. (The)	1,455	156,383
Kellogg Co.(a)	5,034	351,726
McCormick & Co., Inc.(a)	3,082	357,789
Nestle SA (Switzerland)	6,265	485,543
NongShim Co. Ltd. (South Korea)	145	42,294
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	897,200	61,857
Pinnacle Foods, Inc.	5,569	362,319
Sanderson Farms, Inc.	3,128	328,909
Tate & Lyle PLC (United Kingdom)	95,395	811,845
Thai Vegetable Oil PCL (Thailand), NVDR	52,000	41,542
Uni-President China Holdings Ltd. (China)	151,000	193,733
Uni-President Enterprises Corp. (Taiwan)	448,720	1,137,426

		7,628,587

COMMON STOCKS (continued)	Shares	Value
Gas Utilities — 0.3%
China Resources Gas Group Ltd. (China)	12,000	$51,878
Northwest Natural Gas Co.	5,385	343,563
ONE Gas, Inc.	2,134	159,495
Osaka Gas Co. Ltd. (Japan)	24,600	509,367
Southwest Gas Holdings, Inc.	2,905	221,564

		1,285,867

Health Care Equipment & Supplies — 0.7%
Baxter International, Inc.	17,469	1,289,911
Becton, Dickinson & Co.	1,642	393,358
LeMaitre Vascular, Inc.(a)	7,188	240,654
Medtronic PLC	9,473	810,983
ResMed, Inc.	1,882	194,938
Wright Medical Group NV*	98	2,544

		2,932,388

Health Care Providers & Services — 2.8%
Aetna, Inc.	4,200	770,700
AmerisourceBergen Corp.	5,685	484,760
Anthem, Inc.	4,895	1,165,157
Cardinal Health, Inc.	6,123	298,986
Chemed Corp.	1,260	405,481
Cigna Corp.	2,323	394,794
CVS Health Corp.	8,971	577,284
Encompass Health Corp.	6,998	473,905
Express Scripts Holding Co.*	9,395	725,389
Humana, Inc.	3,547	1,055,693
Kindred Healthcare, Inc.*	11,103	99,927
Miraca Holdings, Inc. (Japan)	17,300	514,593
Molina Healthcare, Inc.*(a)	4,967	486,468
Owens & Minor, Inc.	9,760	163,090
Quest Diagnostics, Inc.(a)	6,276	689,983
UnitedHealth Group, Inc.	12,073	2,961,990

		11,268,200

Health Care Technology — 0.1%
Computer Programs & Systems, Inc.(a)	11,634	382,759

Hotels, Restaurants & Leisure — 1.8%
Brinker International, Inc.(a)	29,006	1,380,685
Carnival Corp.	9,260	530,691
Cheesecake Factory, Inc. (The)(a)	8,598	473,406
Cracker Barrel Old Country Store, Inc.(a)	2,030	317,106
Darden Restaurants, Inc.	5,610	600,607
Dunkin’ Brands Group, Inc.(a)	10,296	711,145
Hyatt Hotels Corp. (Class A Stock)	372	28,700
Jack in the Box, Inc.	2,803	238,591
McDonald’s Corp.	2,877	450,797
MK Restaurants Group PCL (Thailand), NVDR	80,000	177,555
Royal Caribbean Cruises Ltd.	4,690	485,884
Ruth’s Hospitality Group, Inc.	13,455	377,413
Starbucks Corp.	5,689	277,908
Texas Roadhouse, Inc.	1,804	118,180
Vail Resorts, Inc.	1,009	276,658
William Hill PLC (United Kingdom)	150,434	600,829
Wyndham Destinations, Inc.	1,994	88,274

		7,134,429

SEE NOTES TO FINANCIAL STATEMENTS.

A360

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Household Durables — 0.8%
Barratt Developments PLC (United Kingdom)	90,417	$612,928
CSS Industries, Inc.	8,974	151,661
Ethan Allen Interiors, Inc.(a)	11,328	277,536
La-Z-Boy, Inc.	12,234	374,360
NVR, Inc.*	28	83,170
PulteGroup, Inc.	2,828	81,305
Sekisui House Ltd. (Japan)	48,800	862,511
Taylor Wimpey PLC (United Kingdom)	256,610	604,065
Toll Brothers, Inc.	1,270	46,977
Whirlpool Corp.	487	71,214

		3,165,727

Household Products — 0.6%
Church & Dwight Co., Inc.	14,762	784,748
Clorox Co. (The)	2,294	310,264
Colgate-Palmolive Co.	4,018	260,407
Energizer Holdings, Inc.(a)	1,795	113,013
Kimberly-Clark Corp.	2,191	230,800
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	231,200	390,800
Procter & Gamble Co. (The)	5,821	454,387

		2,544,419

Independent Power & Renewable Electricity Producers — 0.3%
China Resources Power Holdings Co. Ltd. (China)	100,000	175,742
Engie Brasil Energia SA (Brazil)	17,800	156,196
Glow Energy PCL (Thailand), NVDR	52,900	151,292
Huaneng Power International, Inc. (China) (Class H Stock)	258,000	170,486
NRG Yield, Inc. (Class A Stock)	2,610	44,501
Pattern Energy Group, Inc. (Class A Stock)	13,391	251,081
Ratchaburi Electricity Generating Holding PCL (Thailand), NVDR	78,800	121,923

		1,071,221

Industrial Conglomerates — 0.5%
3M Co.	2,000	393,440
Alfa SAB de CV (Mexico) (Class A Stock)	27,086	31,450
CITIC Ltd. (China)	125,000	175,843
Enka Insaat ve Sanayi A/S (Turkey)	28,387	28,839
General Electric Co.	10,089	137,311
Jardine Matheson Holdings Ltd. (Hong Kong)	12,239	771,219
Jardine Strategic Holdings Ltd. (Hong Kong)	11,900	433,499
LG Corp. (South Korea)	557	36,010

		2,007,611

Insurance — 4.1%
Admiral Group PLC (United Kingdom)	15,206	382,161
Aflac, Inc.	13,986	601,678
Ageas (Belgium)	7,065	355,674
Allstate Corp. (The)	9,305	849,267
American Financial Group, Inc.	6,215	667,056
AMERISAFE, Inc.	5,808	335,412
Argo Group International Holdings Ltd.	6,852	398,444
AXA SA (France)	21,460	524,350
Axis Capital Holdings Ltd.	5,610	312,028
Cathay Financial Holding Co. Ltd. (Taiwan)	92,000	162,049

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	33,400	$128,657
CNO Financial Group, Inc.	14,534	276,727
DB Insurance Co. Ltd. (South Korea)	3,500	185,354
Direct Line Insurance Group PLC (United Kingdom)	173,548	783,165
Everest Re Group Ltd.	2,647	610,081
Fairfax Financial Holdings Ltd. (Canada)	411	230,303
FBL Financial Group, Inc. (Class A Stock)	1,578	124,268
First American Financial Corp.	6,971	360,540
FNF Group	2,605	98,000
Hannover Rueck SE (Germany)	4,397	546,643
Hanwha Life Insurance Co. Ltd. (South Korea)	12,576	59,775
Hartford Financial Services Group, Inc. (The)	12,365	632,222
Horace Mann Educators Corp.	8,754	390,428
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	1,341	40,607
James River Group Holdings Ltd.	7,049	276,955
Korean Reinsurance Co. (South Korea)	12,681	134,674
Mercury General Corp.	3,896	177,502
MetLife, Inc.	9,035	393,926
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	2,741	576,276
Power Financial Corp. (Canada)	16,600	388,278
Primerica, Inc.	459	45,716
ProAssurance Corp.	167	5,920
Progressive Corp. (The)	10,536	623,204
RenaissanceRe Holdings Ltd. (Bermuda)	2,343	281,910
Safety Insurance Group, Inc.	3,597	307,184
SCOR SE (France)	20,965	775,309
Stewart Information Services Corp.	8,033	345,981
Swiss Re AG (Switzerland)	5,581	487,271
Talanx AG (Germany)	15,675	571,035
Torchmark Corp.	934	76,037
Travelers Cos., Inc. (The)	2,619	320,408
Tryg A/S (Denmark)	23,954	560,964
United Fire Group, Inc.	2,187	119,213
Unum Group	1,819	67,285
Validus Holdings Ltd.	9,155	618,878

		16,208,815

Internet & Direct Marketing Retail — 0.2%
CJ O Shopping Co. Ltd. (South Korea)	326	81,731
GS Home Shopping, Inc. (South Korea)	691	111,675
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	1,588	25,567
PetMed Express, Inc.(a)	8,342	367,465
Qurate Retail, Inc.*	8,365	177,505

		763,943

Internet Software & Services — 0.8%
eBay, Inc.*	8,920	323,439
Facebook, Inc. (Class A Stock)*	4,716	916,413
j2 Global, Inc.	1,013	87,736
LogMeIn, Inc.	807	83,323
Twitter, Inc.*	37,150	1,622,341

		3,033,252

SEE NOTES TO FINANCIAL STATEMENTS.

A361

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
IT Services — 1.1%
Amdocs Ltd.	7,669	$507,611
Booz Allen Hamilton Holding Corp.	5,946	260,018
Convergys Corp.	15,169	370,730
CSG Systems International, Inc.	4,920	201,080
DXC Technology Co.	4,328	348,880
EVERTEC, Inc. (Puerto Rico)	26,933	588,486
Hackett Group, Inc. (The)	23,071	370,751
Infosys Ltd. (India), ADR(a)	10,204	198,264
International Business Machines Corp.	4,363	609,511
Perspecta, Inc.	2,164	44,470
Science Applications International Corp.	1,502	121,557
Travelport Worldwide Ltd.	29,362	544,371
Wipro Ltd. (India), ADR	9,954	47,680

		4,213,409

Leisure Products — 0.1%
Sturm Ruger & Co., Inc.	6,815	381,640

Life Sciences Tools & Services — 0.1%
PRA Health Sciences, Inc.*	4,377	408,637

Machinery — 0.5%
Allison Transmission Holdings, Inc.	1,348	54,581
Briggs & Stratton Corp.	16,012	281,971
Cummins, Inc.	5,009	666,197
Deere & Co.	3,587	501,463
Douglas Dynamics, Inc.	1,812	86,976
Global Brass & Copper Holdings, Inc.	6,097	191,141
Pentair PLC (United Kingdom)	1,630	68,590
Turk Traktor ve Ziraat Makineleri A/S (Turkey)	1,920	21,737

		1,872,656

Marine — 0.0%
COSCO SHIPPING Energy Transportation Co. Ltd. (China) (Class H Stock)	266,000	127,873

Media — 1.9%
AMC Networks, Inc. (Class A Stock)*(a)	8,309	516,820
Astro Malaysia Holdings Bhd (Malaysia)	301,400	118,477
CBS Corp. (Class B Stock)	811	45,594
Comcast Corp. (Class A Stock)	60,824	1,995,635
Discovery, Inc. (Class A Stock)*(a)	19,850	545,875
Discovery, Inc. (Class C Stock)*	12,693	323,672
Gannett Co., Inc.(a)	32,010	342,507
GCI Liberty, Inc. (Class A Stock)*	983	44,314
KT Skylife Co. Ltd. (South Korea)	1,767	21,713
Liberty Broadband Corp. (Class A Stock)*	1,097	82,977
Liberty Broadband Corp. (Class C Stock)*	2,128	161,132
Liberty Global PLC (United Kingdom) (Class A Stock)*	2,090	57,559
Liberty Global PLC (United Kingdom) (Class C Stock)*	3,835	102,049
Liberty Latin America Ltd. (Chile) (Class A Stock)*	486	9,292
Liberty Latin America Ltd. (Chile) (Class C Stock)*	638	12,364
Liberty Media Corp.-Liberty Braves (Class A Stock)*	167	4,294
Liberty Media Corp.-Liberty Braves (Class C Stock)*	416	10,758

COMMON STOCKS (continued)	Shares	Value
Media (continued)
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	662	$23,375
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	1,251	46,450
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	3,033	136,637
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	5,323	241,451
Lions Gate Entertainment Corp. (Class B Stock)	1,100	25,805
Madison Square Garden Co. (The) (Class A Stock)*	1,515	469,938
MSG Networks, Inc. (Class A Stock)*	4,323	103,536
Multiplus SA (Brazil)	5,200	39,378
National CineMedia, Inc.	2,764	23,218
New Media Investment Group, Inc.	2,482	45,867
RTL Group SA (Luxembourg)(a)	5,599	380,838
SES SA (Luxembourg)	23,659	432,480
Viacom, Inc. (Class B Stock)	637	19,212
Walt Disney Co. (The)	10,648	1,116,017
World Wrestling Entertainment, Inc. (Class A Stock)	1,152	83,889

		7,583,123

Metals & Mining — 0.8%
Alrosa PJSC (Russia)	106,300	169,495
China Steel Corp. (Taiwan)	50,000	38,841
Compass Minerals International, Inc.(a)	2,842	186,862
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	15,623	34,649
Freeport-McMoRan, Inc.	24,600	424,595
Kaiser Aluminum Corp.	3,357	349,497
Materion Corp.	7,794	422,045
Newmont Mining Corp.	18,026	679,760
Nucor Corp.	6,750	421,875
POSCO (South Korea)	287	84,682
Royal Gold, Inc.	3,525	327,261
Schnitzer Steel Industries, Inc. (Class A Stock)	4,988	168,096
Severstal PJSC (Russia), GDR	5,720	83,912

		3,391,570

Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AGNC Investment Corp.	13,644	253,642
Annaly Capital Management, Inc.	43,368	446,257
Anworth Mortgage Asset Corp.	37,609	186,917
Apollo Commercial Real Estate Finance, Inc.(a)	16,996	310,687
Capstead Mortgage Corp.	3,030	27,119
Chimera Investment Corp.	13,132	240,053
CYS Investments, Inc.	33,772	253,290
Dynex Capital, Inc.	8,033	52,455
New Residential Investment Corp.	15,043	263,102
Starwood Property Trust, Inc.	33,800	733,798

		2,767,320

Multiline Retail — 0.8%
Big Lots, Inc.(a)	6,300	263,214

SEE NOTES TO FINANCIAL STATEMENTS.

A362

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Multiline Retail (continued)
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	2,233	$291,471
Dollar General Corp.	1,339	132,025
Kohl’s Corp.(a)	5,949	433,683
Macy’s, Inc.	3,470	129,882
Marks & Spencer Group PLC (United Kingdom)	168,553	654,738
Matahari Department Store Tbk PT (Indonesia)	47,900	29,337
Target Corp.	18,685	1,422,302

		3,356,652

Multi-Utilities — 1.3%
Atco Ltd. (Canada) (Class I Stock)	12,300	379,671
Avista Corp.	7,496	394,739
Canadian Utilities Ltd. (Canada) (Class A Stock)	22,000	555,585
CenterPoint Energy, Inc.	3,335	92,413
Centrica PLC (United Kingdom)	154,890	321,610
CMS Energy Corp.	13,789	651,944
Consolidated Edison, Inc.	9,306	725,682
National Grid PLC (United Kingdom)	43,338	478,931
NorthWestern Corp.	7,708	441,283
Public Service Enterprise Group, Inc.	6,803	368,314
Unitil Corp.	1,717	87,636
WEC Energy Group, Inc.(a)	8,931	577,389

		5,075,197

Oil, Gas & Consumable Fuels — 4.1%
Alliance Resource Partners LP, MLP	12,147	222,897
Anadarko Petroleum Corp.	23,364	1,711,413
Andeavor	2,255	295,811
Bangchak Corp. PCL (Thailand), NVDR	58,600	56,554
Caltex Australia Ltd. (Australia)	22,071	531,155
Chevron Corp.	3,375	426,701
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,176,000	1,052,658
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	337,276	797,741
Delek US Holdings, Inc.	12,870	645,688
Enable Midstream Partners LP, MLP	33,200	568,052
Enagas SA (Spain)	32,161	938,017
Exxon Mobil Corp.	13,853	1,146,059
Formosa Petrochemical Corp. (Taiwan)	222,000	890,638
HollyFrontier Corp.	4,671	319,637
Indo Tambangraya Megah Tbk PT (Indonesia)	86,200	134,449
IRPC PCL (Thailand), NVDR	768,600	134,423
JXTG Holdings, Inc. (Japan)	116,900	811,026
Marathon Petroleum Corp.	4,382	307,441
Motor Oil Hellas Corinth Refineries SA (Greece)	6,668	133,872
Newfield Exploration Co.*	11,472	347,027
Occidental Petroleum Corp.	3,715	310,871
ONEOK, Inc.	5,048	352,502
PetroChina Co. Ltd. (China) (Class H Stock)	26,000	19,807
Petronas Dagangan Bhd (Malaysia)	27,300	167,756
Phillips 66	4,123	463,054

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	18,154	$27,639
PTT PCL (Thailand), NVDR	591,000	854,443
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	25,581	887,775
Semirara Mining & Power Corp. (Philippines)	152,120	86,340
Spectra Energy Partners LP, MLP	6,600	233,772
Star Petroleum Refining PCL (Thailand), NVDR	236,200	92,615
TC PipeLines LP, MLP	3,468	89,995
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	4,290	101,125
Valero Energy Corp.	8,088	896,393
Williams Partners LP, MLP	4,346	176,404

		16,231,750

Paper & Forest Products — 0.1%
Mondi Ltd. (United Kingdom)	6,633	179,665
Schweitzer-Mauduit International, Inc.	4,067	177,809
Suzano Papel e Celulose SA (Brazil)	22,700	261,922

		619,396

Personal Products — 0.1%
Chlitina Holding Ltd. (China)	27,000	262,521

Pharmaceuticals — 2.7%
Allergan PLC	7,371	1,228,893
Bristol-Myers Squibb Co.	8,701	481,513
China Shineway Pharmaceutical Group Ltd. (China)	21,000	40,962
Consun Pharmaceutical Group Ltd. (China)	171,000	159,500
Eli Lilly & Co.	7,697	656,785
Formosa Laboratories, Inc. (Taiwan)	48,000	85,867
GlaxoSmithKline PLC (United Kingdom)	11,388	229,593
Johnson & Johnson	4,271	518,243
Merck & Co., Inc.	10,866	659,566
Mitsubishi Tanabe Pharma Corp. (Japan)	23,900	412,637
Novartis AG (Switzerland)	11,948	905,072
Novo Nordisk A/S (Denmark) (Class B Stock)	19,304	891,663
Pfizer, Inc.	50,469	1,831,015
Roche Holding AG (Switzerland)	3,953	877,005
Sanofi (France)	11,944	958,621
Shionogi & Co. Ltd. (Japan)	5,000	256,569
Tsumura & Co. (Japan)	10,700	345,510
Valeant Pharmaceuticals International, Inc.*	3,213	74,670

		10,613,684

Professional Services — 0.5%
CRA International, Inc.	8,326	423,710
Forrester Research, Inc.	9,071	380,528
Insperity, Inc.	6,471	616,363
ManpowerGroup, Inc.	500	43,030
Resources Connection, Inc.	21,311	360,156

		1,823,787

Real Estate Management & Development — 0.8%
Ananda Development PCL (Thailand), NVDR	824,700	118,948

SEE NOTES TO FINANCIAL STATEMENTS.

A363

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
China Overseas Land & Investment Ltd. (China)	21,491	$70,538
China Vanke Co. Ltd. (China) (Class H Stock)	188,100	655,995
Corp Inmobiliaria Vesta SAB de CV (Mexico)	124,600	163,120
Daito Trust Construction Co. Ltd. (Japan)	3,900	634,427
Huaku Development Co. Ltd. (Taiwan)	71,000	154,173
Hysan Development Co. Ltd. (Hong Kong)	152,000	848,387
K Wah International Holdings Ltd. (Hong Kong)	144,000	82,759
Pruksa Holding PCL (Thailand), NVDR	84,200	48,329
Quality Houses PCL (Thailand), NVDR	1,522,100	141,288
Shenzhen Investment Ltd. (China)	212,000	77,031
SP Setia Bhd Group (Malaysia)	60,800	46,724

		3,041,719

Road & Rail — 0.6%
ComfortDelGro Corp. Ltd. (Singapore)	341,500	587,716
Globaltrans Investment PLC (Russia), GDR	19,363	196,317
Kansas City Southern	920	97,483
Norfolk Southern Corp.	2,656	400,711
Union Pacific Corp.	7,663	1,085,694

		2,367,921

Semiconductors & Semiconductor Equipment — 2.5%
Applied Materials, Inc.	9,297	429,428
ASE Technology Holding Co. Ltd. (Taiwan)	12,374	29,059
Broadcom, Inc.	8,063	1,956,406
Brooks Automation, Inc.	7,441	242,725
Chipbond Technology Corp. (Taiwan)	86,000	177,941
Cohu, Inc.	9,798	240,149
Cree, Inc.*(a)	16,387	681,208
Intel Corp.	12,336	613,223
Lam Research Corp.(a)	1,496	258,584
Marvell Technology Group Ltd.	9,655	207,003
Maxim Integrated Products, Inc.	10,343	606,720
MKS Instruments, Inc.	4,026	385,288
Novatek Microelectronics Corp. (Taiwan)	205,000	922,551
Phison Electronics Corp. (Taiwan)	11,000	86,766
Powertech Technology, Inc. (Taiwan)	28,000	81,160
Sitronix Technology Corp. (Taiwan)	22,000	84,661
Skyworks Solutions, Inc.	6,773	654,610
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	207,104	1,470,662
Texas Instruments, Inc.	4,189	461,837
Xilinx, Inc.	2,905	189,580
Xperi Corp.	19,525	314,353

		10,093,914

Software — 1.0%
Autodesk, Inc.*	7,400	970,065
CA, Inc.	11,707	417,355
Citrix Systems, Inc.*	5,909	619,500
Microsoft Corp.	10,394	1,024,952
Nuance Communications, Inc.*	24,351	338,114
Oracle Corp.	9,878	435,225
VMware, Inc. (Class A Stock)*	865	127,129

		3,932,340

COMMON STOCKS (continued)	Shares	Value
Specialty Retail — 1.6%
Aaron’s, Inc.	9,406	$408,691
Abercrombie & Fitch Co. (Class A Stock)(a)	12,476	305,413
American Eagle Outfitters, Inc.	17,698	411,479
AutoNation, Inc.*	775	37,650
Best Buy Co., Inc.	12,903	962,306
CarMax, Inc.*	1,313	95,678
Chico’s FAS, Inc.	8,673	70,598
Children’s Place, Inc. (The)(a)	3,179	384,023
DSW, Inc. (Class A Stock)(a)	9,863	254,663
Foot Locker, Inc.	6,388	336,328
GameStop Corp. (Class A Stock)(a)	5,421	78,984
Gap, Inc. (The)	3,376	109,349
Home Depot, Inc. (The)	3,264	636,806
O’Reilly Automotive, Inc.*	754	206,272
Rent-A-Center, Inc.*	14,514	213,646
Ross Stores, Inc.	3,868	327,813
Shoe Carnival, Inc.(a)	1,250	40,563
TJX Cos., Inc. (The)	8,277	787,805
Tractor Supply Co.	1,115	85,286
USS Co. Ltd. (Japan)	15,609	296,767
Williams-Sonoma, Inc.(a)	6,624	406,581

		6,456,701

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	16,542	3,062,089
Compal Electronics, Inc. (Taiwan)	1,030,000	648,053
Foxconn Technology Co. Ltd. (Taiwan)	12,231	29,907
Hewlett Packard Enterprise Co.	7,628	111,445
HP, Inc.	7,710	174,940
Lite-On Technology Corp. (Taiwan)	669,245	808,649
Neopost SA (France)	8,737	234,688
Pegatron Corp. (Taiwan)	218,000	447,619
Samsung Electronics Co. Ltd. (South Korea)	20,500	858,736
Seagate Technology PLC	27,557	1,556,144
Western Digital Corp.	19,084	1,477,292
Xerox Corp.	17,761	426,264

		9,835,826

Textiles, Apparel & Luxury Goods — 0.9%
361 Degrees International Ltd. (China)	560,000	171,540
Carter’s, Inc.	487	52,787
Columbia Sportswear Co.	5,549	507,567
Culp, Inc.	2,406	59,067
Li & Fung Ltd. (Hong Kong)	744,000	272,514
MC Group PCL (Thailand), NVDR	311,200	105,186
Movado Group, Inc.	12,609	609,015
Oxford Industries, Inc.	5,671	470,580
Ralph Lauren Corp.	6,700	842,324
Wolverine World Wide, Inc.	3,096	107,648
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	163,100	459,725

		3,657,953

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.	6,875	75,899
Oritani Financial Corp.(a)	17,960	290,952

		366,851

SEE NOTES TO FINANCIAL STATEMENTS.

A364

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Tobacco — 0.8%
Altria Group, Inc.	9,298	$528,033
British American Tobacco Malaysia Bhd (Malaysia)	3,500	30,152
British American Tobacco PLC (United Kingdom)	7,743	390,041
Gudang Garam Tbk PT (Indonesia)	27,400	128,385
Imperial Brands PLC (United Kingdom)	22,633	840,546
Japan Tobacco, Inc. (Japan)(a)	8,600	240,339
KT&G Corp. (South Korea)	10,589	1,017,443
Vector Group Ltd.	8,076	154,090

		3,329,029

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	5,756	403,783
Marubeni Corp. (Japan)	94,800	721,749
Mitsui & Co. Ltd. (Japan)	50,700	844,271
MSC Industrial Direct Co., Inc. (Class A Stock)	1,718	145,772
NOW, Inc.*(a)	8,029	107,027
Sumitomo Corp. (Japan)	40,900	670,753
W.W. Grainger, Inc.	4,138	1,276,159

		4,169,514

Transportation Infrastructure — 0.5%
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	734,000	771,016
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	5,200	48,255
Hutchison Port Holdings Trust (Hong Kong), UTS	2,169,600	605,522
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	80,000	95,263
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	180,000	176,376
TAV Havalimanlari Holding A/S (Turkey)	24,999	122,357

		1,818,789

Water Utilities — 0.2%
Guangdong Investment Ltd. (China)	104,000	164,594
Severn Trent PLC (United Kingdom)	13,590	354,342
TTW PCL (Thailand), NVDR	455,600	160,899

		679,835

Wireless Telecommunication Services — 0.6%
China Mobile Ltd. (China)	13,500	119,785
Far EasTone Telecommunications Co. Ltd. (Taiwan)	19,000	49,080
Intouch Holdings PCL (Thailand), NVDR	78,300	125,767
KDDI Corp. (Japan)	14,800	404,705
NTT DOCOMO, Inc. (Japan)	19,500	496,906
Rogers Communications, Inc. (Canada) (Class B Stock)	10,800	512,952
SK Telecom Co. Ltd. (South Korea)	1,000	209,010
Taiwan Mobile Co. Ltd. (Taiwan)	145,000	525,316

		2,443,521

TOTAL COMMON STOCKS (cost $257,303,314)		278,994,130

PREFERRED STOCKS — 0.1%	Shares	Value
Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC B)	19,481	$134,607

Oil, Gas & Consumable Fuels — 0.0%
Transneft PJSC (Russia) (PRFC)	39	103,404

TOTAL PREFERRED STOCKS (cost $264,560)		238,011

UNAFFILIATED EXCHANGE TRADED FUNDS — 2.0%
iShares MSCI ACWI ETF	80,000	3,780,800
iShares MSCI Emerging Markets ETF(a)	10,798	467,877
iShares Russell 1000 ETF(a)	24,500	3,723,510

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $7,982,895)		7,972,187

TOTAL LONG-TERM INVESTMENTS (cost $323,500,518)		346,205,075

SHORT-TERM INVESTMENTS — 18.7%
AFFILIATED MUTUAL FUNDS — 8.5%
PGIM Core Ultra Short Bond Fund(w)	14,621,334	14,621,334
PGIM Institutional Money Market Fund (cost $19,375,833; includes $19,297,171 of cash collateral for securities on loan)(b)(w)	19,373,897	19,375,833

TOTAL AFFILIATED MUTUAL FUNDS (cost $33,997,167)		33,997,167

UNAFFILIATED FUND — 0.7%
Fidelity Investments Money Market Funds — Treasury Only Portfolio (cost $2,831,564)	2,831,564	2,831,564

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(n) —9.5%
U.S. Treasury Bills
2.060%	12/27/18	38,105	37,716,879

(cost $37,716,879)
TOTAL SHORT-TERM INVESTMENTS (cost $74,545,610)			74,545,610

TOTAL INVESTMENTS — 105.6% (cost $398,046,128)			420,750,685
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (5.6)%			(22,192,331)

NET ASSETS — 100.0%			$398,558,354

SEE NOTES TO FINANCIAL STATEMENTS.

A365

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,695,623; cash collateral of $19,297,171 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
286	S&P 500 E-Mini Index	Sep. 2018	$38,918,880	$(873,015)

Cash of $1,761,760 has been segregated with UBS AG to cover requirements for open futures contracts at June 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$92,997,914	$—	$—
Common Stocks
Aerospace & Defense	3,762,689	907,325	—
Air Freight & Logistics	508,849	859,989	—
Airlines	774,428	671,461	—
Auto Components	115,187	1,184,323	—
Automobiles	1,711,022	770,753	—
Banks	14,647,330	10,316,683	—
Beverages	2,257,473	1,368,177	—
Biotechnology	6,634,818	—	—
Building Products	498,153	—	—
Capital Markets	3,896,682	935,892	—
Chemicals	1,005,769	2,094,535	—
Commercial Services & Supplies	2,867,044	—	—
Communications Equipment	2,358,121	883,637	—
Construction & Engineering	760,375	4,304,912	—
Construction Materials	—	566,327	—
Consumer Finance	1,724,560	—	—
Containers & Packaging	823,606	1,044,014	—
Diversified Consumer Services	850,481	815,166	—
Diversified Telecommunication Services	1,857,375	5,334,716	—
Electric Utilities	6,013,977	2,871,125	—
Electrical Equipment	239,117	101,509	—
Electronic Equipment, Instruments & Components	1,858,726	2,207,511	—
Energy Equipment & Services	1,697,695	—	—
Equity Real Estate Investment Trusts (REITs)	5,346,149	96,057	—
Food & Staples Retailing	4,000,569	5,099,477	—
Food Products	4,595,033	3,033,554	—
Gas Utilities	724,622	561,245	—
Health Care Equipment & Supplies	2,932,388	—	—
Health Care Providers & Services	10,753,607	514,593	—
Health Care Technology	382,759	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A366

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$6,356,045	$778,384	$—
Household Durables	1,086,223	2,079,504	—
Household Products	2,544,419	—	—
Independent Power & Renewable Electricity Producers	451,778	619,443	—
Industrial Conglomerates	562,201	1,445,410	—
Insurance	9,934,851	6,273,964	—
Internet & Direct Marketing Retail	570,537	193,406	—
Internet Software & Services	3,033,252	—	—
IT Services	4,213,409	—	—
Leisure Products	381,640	—	—
Life Sciences Tools & Services	408,637	—	—
Machinery	1,850,919	21,737	—
Marine	—	127,873	—
Media	6,629,615	953,508	—
Metals & Mining	3,063,903	327,667	—
Mortgage Real Estate Investment Trusts (REITs)	2,767,320	—	—
Multiline Retail	2,672,577	684,075	—
Multi-Utilities	4,274,656	800,541	—
Oil, Gas & Consumable Fuels	8,513,717	7,718,033	—
Paper & Forest Products	439,731	179,665	—
Personal Products	—	262,521	—
Pharmaceuticals	5,450,685	5,162,999	—
Professional Services	1,823,787	—	—
Real Estate Management & Development	163,120	2,878,599	—
Road & Rail	1,780,205	587,716	—
Semiconductors & Semiconductor Equipment	7,270,173	2,823,741	—
Software	3,932,340	—	—
Specialty Retail	6,159,934	296,767	—
Technology Hardware, Storage & Peripherals	6,808,174	3,027,652	—
Textiles, Apparel & Luxury Goods	2,648,988	1,008,965	—
Thrifts & Mortgage Finance	366,851	—	—
Tobacco	682,123	2,646,906	—
Trading Companies & Distributors	1,932,741	2,236,773	—
Transportation Infrastructure	48,255	1,770,534	—
Water Utilities	—	679,835	—
Wireless Telecommunication Services	512,952	1,930,569	—
Preferred Stocks	134,607	103,404	—
Unaffiliated Exchange Traded Funds	7,972,187	—	—
Unaffiliated Fund	2,831,564	—	—
U.S. Treasury Obligation	—	37,716,879	—
Other Financial Instruments*
Futures Contracts	(873,015)	—	—

Total	$287,997,619	$131,880,051	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (4.8% represents investments purchased with collateral from securities on loan)	23.3%
U.S. Treasury Obligations	9.5
Banks	6.4

Oil, Gas & Consumable Fuels	4.1%
Insurance	4.1
Health Care Providers & Services	2.8
Pharmaceuticals	2.7
Semiconductors & Semiconductor Equipment	2.5
Technology Hardware, Storage & Peripherals	2.5
Food & Staples Retailing	2.3
Electric Utilities	2.2

SEE NOTES TO FINANCIAL STATEMENTS.

A367

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification (continued):

Unaffiliated Exchange Traded Funds	2.0%
Food Products	1.9
Media	1.9
Diversified Telecommunication Services	1.8
Hotels, Restaurants & Leisure	1.8
Biotechnology	1.7
Specialty Retail	1.6
Equity Real Estate Investment Trusts (REITs)	1.4
Multi-Utilities	1.3
Construction & Engineering	1.3
Capital Markets	1.2
Aerospace & Defense	1.2
IT Services	1.1
Trading Companies & Distributors	1.0
Electronic Equipment, Instruments & Components	1.0
Software	1.0
Textiles, Apparel & Luxury Goods	0.9
Beverages	0.9
Metals & Mining	0.8
Multiline Retail	0.8
Tobacco	0.8
Communications Equipment	0.8
Household Durables	0.8
Chemicals	0.8
Real Estate Management & Development	0.8
Internet Software & Services	0.8
Health Care Equipment & Supplies	0.7
Commercial Services & Supplies	0.7
Unaffiliated Fund	0.7
Mortgage Real Estate Investment Trusts (REITs)	0.7
Household Products	0.6
Automobiles	0.6
Wireless Telecommunication Services	0.6

Road & Rail	0.6%
Industrial Conglomerates	0.5
Machinery	0.5
Containers & Packaging	0.5
Professional Services	0.5
Transportation Infrastructure	0.5
Consumer Finance	0.4
Energy Equipment & Services	0.4
Diversified Consumer Services	0.4
Airlines	0.4
Air Freight & Logistics	0.3
Auto Components	0.3
Gas Utilities	0.3
Independent Power & Renewable Electricity Producers	0.3
Internet & Direct Marketing Retail	0.2
Water Utilities	0.2
Paper & Forest Products	0.1
Construction Materials	0.1
Building Products	0.1
Life Sciences Tools & Services	0.1
Health Care Technology	0.1
Leisure Products	0.1
Thrifts & Mortgage Finance	0.1
Electrical Equipment	0.1
Personal Products	0.1
Marine	0.0 *

105.6
Liabilities in excess of other assets	(5.6)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker — variation margin futures	$873,015	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,690,877

SEE NOTES TO FINANCIAL STATEMENTS.

A368

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(1,137,865)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)
$35,484,560

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$18,695,623	$(18,695,623)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A369

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $18,695,623:
Unaffiliated investments (cost $306,099,212)	$327,752,771
Affiliated investments (cost $91,946,916)	92,997,914
Cash	32,000,000
Foreign currency, at value (cost $200,957)	200,589
Deposit with broker for futures	1,761,760
Dividends and interest receivable	707,477
Receivable for portfolio shares sold	248,264
Tax reclaim receivable	172,008
Due from broker-variation margin futures	54,810
Receivable from affiliate	11,706
Prepaid expenses	235

Total Assets	455,907,534

LIABILITIES:
Payable for investments purchased	37,718,498
Payable to broker for collateral for securities on loan	19,297,171
Accrued expenses and other liabilities	145,195
Management fees payable	120,239
Payable to affiliate	56,153
Distribution fee payable	11,559
Affiliated transfer agent fee payable	365

Total Liabilities	57,349,180

NET ASSETS	$398,558,354

Net assets were comprised of:
Partners Equity	$398,558,354

Net asset value and redemption price per share, $398,558,354 / 32,293,908 outstanding shares of beneficial interest	$12.34

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $245,639, of which $14,130 is reimbursable by an affiliate)	$4,107,898
Interest income	240,402
Affiliated dividend income	105,017
Income from securities lending, net (including affiliated income of $41,605)	61,668

4,514,985

EXPENSES
Management fees	1,331,792
Distribution fee	455,680
Custodian and accounting fees	115,979
Audit fee	14,529
Trustees’ fees	6,187
Legal fees and expenses	4,970
Shareholders’ reports	3,971
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	21,452

Total expenses	1,958,026
Less: Fee waivers and/or expense reimbursement	(153,412)
Less: Distribution fee waiver	(67,166)

Net expenses	1,737,448

NET INVESTMENT INCOME (LOSS)	2,777,537

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,582))	3,230,622
Futures transactions	1,690,877
Foreign currency transactions	(23,362)

4,898,137

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,018,225))	(6,108,157)
Futures	(1,137,865)
Foreign currencies	(5,130)

(7,251,152)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(2,353,015)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$424,522

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,777,537	$3,648,395
Net realized gain (loss) on investment and foreign currency transactions	4,898,137	7,481,745
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,251,152)	23,875,547

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	424,522	35,005,687

FUND SHARE TRANSACTIONS:
Fund share sold [5,295,106 and 9,831,181 shares, respectively]	65,631,999	113,163,699
Fund share repurchased [59,062 and 135,694 shares, respectively]	(733,882)	(1,571,003)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	64,898,117	111,592,696

CAPITAL CONTRIBUTIONS	5,671	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	65,328,310	146,598,383
NET ASSETS:
Beginning of period	333,230,044	186,631,661

End of period	$398,558,354	$333,230,044

SEE NOTES TO FINANCIAL STATEMENTS.

A370

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 87.7%
COMMON STOCKS — 61.0%	Shares	Value
Aerospace & Defense — 1.4%
Airbus SE (France)	2,900	$338,415
Boeing Co. (The)	7,330	2,459,288
Embraer SA (Brazil), ADR	54,100	1,347,090
Hexcel Corp.(a)	61,939	4,111,511
Safran SA (France)	7,317	886,126
United Technologies Corp.	21,489	2,686,770

		11,829,200

Airlines — 0.6%
Delta Air Lines, Inc.	49,690	2,461,643
Japan Airlines Co. Ltd. (Japan)	37,200	1,318,036
Qantas Airways Ltd. (Australia)	211,200	961,720
Ryanair Holdings PLC (Ireland), ADR*(a)	4,882	557,671

		5,299,070

Auto Components — 0.8%
Bridgestone Corp. (Japan)(a)	17,900	699,225
Continental AG (Germany)	2,685	611,047
Denso Corp. (Japan)	15,600	761,189
Hyundai Mobis Co. Ltd. (South Korea)	2,098	399,042
Lear Corp.	13,380	2,486,138
Magna International, Inc. (Canada)	11,292	656,742
Toyota Industries Corp. (Japan)	21,300	1,192,284

		6,805,667

Automobiles — 0.2%
BYD Co. Ltd. (China) (Class H Stock)	71,500	440,915
Peugeot SA (France)	13,900	316,716
Thor Industries, Inc.	6,243	608,006

		1,365,637

Banks — 5.4%
Akbank Turk A/S (Turkey)	152,448	249,161
Banco Bradesco SA (Brazil), ADR	66,773	458,063
Bancolombia SA (Colombia), ADR	12,560	600,117
Bank of America Corp.	382,795	10,790,991
Bank of the Ozarks	46,179	2,079,902
Barclays PLC (United Kingdom)	260,178	643,090
Citigroup, Inc.	69,760	4,668,339
Citizens Financial Group, Inc.	56,948	2,215,277
DBS Group Holdings Ltd. (Singapore)	119,000	2,314,196
DNB ASA (Norway)	50,165	976,866
Erste Group Bank AG (Austria)*	12,991	541,594
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	91,800	539,792
HDFC Bank Ltd. (India), ADR	9,483	995,905
HSBC Holdings PLC (United Kingdom), (QMTF)	74,234	693,668
HSBC Holdings PLC (United Kingdom), (XHKG)	166,900	1,561,518
ICICI Bank Ltd. (India), ADR	78,003	626,364
JPMorgan Chase & Co.	63,850	6,653,170
KBC Group NV (Belgium)	14,900	1,144,323
Komercni banka A/S (Czech Republic)	7,487	314,438
Mediobanca Banca di Credito Finanziario SpA (Italy)	81,900	757,578
PNC Financial Services Group, Inc. (The)	25,790	3,484,229
Resona Holdings, Inc. (Japan)	156,800	835,709

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Societe Generale SA (France)	9,148	$384,490
Sumitomo Mitsui Financial Group, Inc. (Japan)	48,000	1,872,288
Zions Bancorporation(a)	11,999	632,227

		46,033,295

Beverages — 0.6%
Coca-Cola Amatil Ltd. (Australia)	58,200	395,856
Constellation Brands, Inc. (Class A Stock)	5,319	1,164,170
Diageo PLC (United Kingdom)	25,373	911,547
Heineken Holding NV (Netherlands)	17,100	1,635,377
Heineken NV (Netherlands)	7,080	709,336

		4,816,286

Biotechnology — 1.2%
Alexion Pharmaceuticals, Inc.*	10,985	1,363,788
Amgen, Inc.	20,560	3,795,170
Celgene Corp.*	22,930	1,821,101
Foundation Medicine, Inc.*	5,677	776,046
Neurocrine Biosciences, Inc.*	5,726	562,522
Vertex Pharmaceuticals, Inc.*	9,777	1,661,699

		9,980,326

Building Products — 0.1%
Builders FirstSource, Inc.*	32,604	596,327

Capital Markets — 2.0%
Azimut Holding SpA (Italy)(a)	34,199	527,021
Credit Suisse Group AG (Switzerland), ADR	38,078	566,601
Daiwa Securities Group, Inc. (Japan)	222,600	1,290,160
Deutsche Boerse AG (Germany)	10,900	1,449,202
E*TRADE Financial Corp.*	11,788	720,954
Macquarie Group Ltd. (Australia)	10,900	993,385
Morgan Stanley	151,678	7,189,537
Raymond James Financial, Inc.	32,480	2,902,088
UBS Group AG (Switzerland)*	111,200	1,704,736

		17,343,684

Chemicals — 1.5%
Arkema SA (France)	8,097	955,449
Celanese Corp. (Class A Stock)	20,090	2,231,195
Denka Co. Ltd. (Japan)	23,000	765,591
DowDuPont, Inc.	94,120	6,204,391
Kuraray Co. Ltd. (Japan)	57,500	790,822
LANXESS AG (Germany)	11,000	855,206
Methanex Corp. (Canada)	11,037	780,316
Toray Industries, Inc. (Japan)	72,000	568,286

		13,151,256

Commercial Services & Supplies — 0.3%
Cintas Corp.	5,861	1,084,695
Copart, Inc.*	17,442	986,520
Secom Co. Ltd. (Japan)	9,200	705,492

		2,776,707

Communications Equipment — 0.5%
Cisco Systems, Inc.	104,930	4,515,139

Construction & Engineering — 0.2%
EMCOR Group, Inc.	7,050	537,069

SEE NOTES TO FINANCIAL STATEMENTS.

A371

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Construction & Engineering (continued)
MasTec, Inc.*(a)	15,140	$768,355

		1,305,424

Construction Materials — 0.7%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	115,500	658,685
HeidelbergCement AG (Germany)	20,600	1,729,712
Martin Marietta Materials, Inc.	16,128	3,601,866

		5,990,263

Consumer Finance — 0.9%
American Express Co.	37,840	3,708,320
Discover Financial Services	22,523	1,585,844
FirstCash, Inc.	11,523	1,035,342
Green Dot Corp. (Class A Stock)*	12,985	952,969

		7,282,475

Containers & Packaging — 0.2%
Smurfit Kappa Group PLC (Ireland)	36,068	1,456,111

Distributors — 0.1%
Inchcape PLC (United Kingdom)	88,100	905,712

Diversified Consumer Services — 0.1%
ServiceMaster Global Holdings, Inc.*	17,116	1,017,889

Diversified Financial Services — 0.7%
Challenger Ltd. (Australia)	36,900	322,921
EXOR NV (Netherlands)	3,900	260,978
First Pacific Co. Ltd. (Hong Kong)	566,975	272,911
Groupe Bruxelles Lambert SA (Belgium)	10,100	1,062,524
Investor AB (Sweden) (Class B Stock)	16,484	667,711
ORIX Corp. (Japan)	118,300	1,864,657
Standard Life Aberdeen PLC (United Kingdom)	219,900	941,647
Voya Financial, Inc.	14,134	664,297

		6,057,646

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	77,180	2,478,251
Inmarsat PLC (United Kingdom)	139,900	1,011,639
Nippon Telegraph & Telephone Corp. (Japan)	21,700	985,788
Verizon Communications, Inc.	11,280	567,497

		5,043,175

Electric Utilities — 0.9%
American Electric Power Co., Inc.	43,020	2,979,135
Exelon Corp.	73,750	3,141,750
PG&E Corp.	45,240	1,925,414

		8,046,299

Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	62,200	1,356,827
AMETEK, Inc.	42,501	3,066,872
Prysmian SpA (Italy)	47,657	1,182,506
Siemens Gamesa Renewable Energy SA (Spain)(a)	49,900	667,022

		6,273,227

Electronic Equipment, Instruments & Components — 0.8%
Coherent, Inc.*	15,393	2,407,773
Flex Ltd.*	58,000	818,380

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Hitachi Ltd. (Japan)	279,200	$1,966,960
Hon Hai Precision Industry Co. Ltd. (Taiwan)	210,100	572,537
Zebra Technologies Corp. (Class A Stock)*	7,094	1,016,216

		6,781,866

Energy Equipment & Services — 0.3%
Core Laboratories NV(a)	6,635	837,403
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	5,479	657,603
TechnipFMC PLC (United Kingdom)(a)	45,400	1,440,996

		2,936,002

Equity Real Estate Investment Trusts (REITs) — 0.3%
British Land Co. PLC (The) (United Kingdom)	129,000	1,141,260
Extra Space Storage, Inc.	10,029	1,000,994

		2,142,254

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	9,699	2,026,897
Seven & i Holdings Co. Ltd. (Japan)	29,700	1,295,386
Tesco PLC (United Kingdom)	357,600	1,209,973
Walgreens Boots Alliance, Inc.	15,635	938,335

		5,470,591

Food Products — 1.0%
Indofood Sukses Makmur Tbk PT (Indonesia)	491,200	227,874
J.M. Smucker Co. (The)	20,320	2,183,994
JBS SA (Brazil)	171,200	406,383
Marine Harvest ASA (Norway)	27,800	552,744
Nestle SA (Switzerland)	32,667	2,531,720
Tyson Foods, Inc. (Class A Stock)	34,730	2,391,161

		8,293,876

Health Care Equipment & Supplies — 1.1%
Baxter International, Inc.	13,113	968,264
Boston Scientific Corp.*	87,995	2,877,437
Danaher Corp.	35,566	3,509,653
Koninklijke Philips NV (Netherlands)	50,616	2,144,500

		9,499,854

Health Care Providers & Services — 2.8%
Aetna, Inc.	15,920	2,921,320
AmerisourceBergen Corp.	11,803	1,006,442
CVS Health Corp.	17,068	1,098,326
Humana, Inc.	6,447	1,918,821
McKesson Corp.	15,630	2,085,042
Sonic Healthcare Ltd. (Australia)	53,500	970,494
UnitedHealth Group, Inc.	38,596	9,469,142
Universal Health Services, Inc. (Class B Stock)	22,275	2,482,325
WellCare Health Plans, Inc.*	6,313	1,554,513

		23,506,425

Health Care Technology — 0.1%
Cotiviti Holdings, Inc.*	12,717	561,201

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	12,973	743,483

SEE NOTES TO FINANCIAL STATEMENTS.

A372

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations, Inc.*	19,898	$690,461
International Game Technology PLC(a)	16,405	381,252
MGM China Holdings Ltd. (Macau)	114,400	264,520
Penn National Gaming, Inc.*(a)	33,521	1,125,970
Royal Caribbean Cruises Ltd.	26,865	2,783,213
Sodexo SA (France)	5,356	534,659
Starbucks Corp.	46,179	2,255,844
TUI AG (Germany)	29,100	636,966
Wyndham Destinations, Inc.	19,140	847,328
Wyndham Hotels & Resorts, Inc.	19,140	1,126,006

		11,389,702

Household Durables — 0.8%
Barratt Developments PLC (United Kingdom)	40,400	273,868
Lennar Corp. (Class A Stock)	37,460	1,966,650
Lennar Corp. (Class B Stock)	976	41,665
Persimmon PLC (United Kingdom)	11,700	389,723
PulteGroup, Inc.(a)	78,220	2,248,825
Sony Corp. (Japan)	38,600	1,976,874

		6,897,605

Household Products — 0.1%
Church & Dwight Co., Inc.	23,479	1,248,144

Industrial Conglomerates — 0.7%
CK Hutchison Holdings Ltd. (Hong Kong)	147,900	1,565,673
DCC PLC (United Kingdom)	11,000	997,470
Siemens AG (Germany)	12,205	1,608,082
Toshiba Corp. (Japan)*	585,900	1,758,903

		5,930,128

Insurance — 2.4%
Allianz SE (Germany)	5,221	1,075,813
Allstate Corp. (The)	32,390	2,956,235
American International Group, Inc.	36,932	1,958,135
Aviva PLC (United Kingdom)	266,038	1,765,184
China Life Insurance Co. Ltd. (China) (Class H Stock)	215,000	551,581
Chubb Ltd.	16,811	2,135,333
Everest Re Group Ltd.	3,007	693,053
Hartford Financial Services Group, Inc. (The)	48,970	2,503,836
Lincoln National Corp.	38,110	2,372,348
MetLife, Inc.	63,148	2,753,253
MS&AD Insurance Group Holdings, Inc. (Japan)	42,000	1,304,461
Talanx AG (Germany)	16,500	601,089

		20,670,321

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	4,268	7,254,746
Booking Holdings, Inc.*	1,320	2,675,759
Netflix, Inc.*	245	95,900

		10,026,405

Internet Software & Services — 1.5%
Alibaba Group Holding Ltd. (China), ADR*	5,140	953,624
Alphabet, Inc. (Class A Stock)*	5,981	6,753,685
Alphabet, Inc. (Class C Stock)*	3,887	4,336,532

COMMON STOCKS (continued)	Shares	Value
Internet Software & Services (continued)
Facebook, Inc. (Class A Stock)*	4,934	$958,775

		13,002,616

IT Services — 2.2%
Amadeus IT Group SA (Spain)	14,622	1,149,765
Broadridge Financial Solutions, Inc.	13,526	1,556,843
Capgemini SE (France)	4,690	628,507
DXC Technology Co.	21,990	1,772,615
Fidelity National Information Services, Inc.	11,363	1,204,819
Fiserv, Inc.*	16,619	1,231,302
Fujitsu Ltd. (Japan)	42,700	258,400
Perspecta, Inc.	10,995	225,947
Visa, Inc. (Class A Stock)(a)	80,879	10,712,424

		18,740,622

Life Sciences Tools & Services — 0.2%
ICON PLC*	14,121	1,871,456

Machinery — 1.3%
Cummins, Inc.	12,210	1,623,930
Deere & Co.	22,323	3,120,755
FANUC Corp. (Japan)	5,200	1,030,701
Ingersoll-Rand PLC	37,300	3,346,929
Meritor, Inc.*	38,037	782,421
Mitsubishi Heavy Industries Ltd. (Japan)	20,700	752,473

		10,657,209

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	700	865,970

Media — 0.7%
Informa PLC (United Kingdom)	65,604	721,124
ITV PLC (United Kingdom)	201,061	459,673
Mediaset Espana Comunicacion SA (Spain)	65,800	553,097
Publicis Groupe SA (France)	23,427	1,607,620
Sirius XM Holdings, Inc.(a)	86,630	586,485
Vivendi SA (France)	71,800	1,756,439

		5,684,438

Metals & Mining — 0.6%
ArcelorMittal (Luxembourg)	48,000	1,400,439
BHP Billiton Ltd. (Australia), ADR(a)	8,070	403,581
BHP Billiton PLC (Australia), ADR(a)	13,800	620,310
Glencore PLC (Switzerland)*	83,400	395,965
Norsk Hydro ASA (Norway)	86,884	518,632
Rio Tinto PLC (Australia), ADR(a)	11,647	646,176
Steel Dynamics, Inc.	18,365	843,872
voestalpine AG (Austria)	12,287	564,994

		5,393,969

Multiline Retail — 0.3%
Dollar General Corp.	27,318	2,693,555

Multi-Utilities — 0.5%
Engie SA (France)	112,700	1,723,918
National Grid PLC (United Kingdom)	113,323	1,252,339
Veolia Environnement SA (France)	69,400	1,483,012

		4,459,269

Oil, Gas & Consumable Fuels — 3.9%
Anadarko Petroleum Corp.	47,229	3,459,524

SEE NOTES TO FINANCIAL STATEMENTS.

A373

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	43,310	$5,475,683
ConocoPhillips	41,420	2,883,660
Eni SpA (Italy)	74,500	1,381,334
EQT Corp.	13,766	759,608
Equinor ASA (Norway), ADR(a)	32,025	845,780
Exxon Mobil Corp.	54,700	4,525,331
JXTG Holdings, Inc. (Japan)	249,600	1,731,669
Marathon Petroleum Corp.	41,320	2,899,011
Occidental Petroleum Corp.	48,017	4,018,063
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	16,301	565,718
TOTAL SA (France)	19,200	1,165,936
Valero Energy Corp.	35,790	3,966,606

		33,677,923

Personal Products — 0.2%
Unilever PLC (United Kingdom)	23,183	1,280,638

Pharmaceuticals — 3.3%
Allergan PLC	48,201	8,036,070
Astellas Pharma, Inc. (Japan)	116,700	1,776,009
Bayer AG (Germany)	8,260	907,144
Merck & Co., Inc.	16,056	974,599
Merck KGaA (Germany)	18,381	1,789,344
Novartis AG (Switzerland)	31,867	2,413,955
Novartis AG (Switzerland), ADR	10,380	784,105
Pfizer, Inc.	214,340	7,776,255
Roche Holding AG (Switzerland)	2,844	630,965
Sanofi (France)	17,858	1,433,276
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	96,500	527,584
Zoetis, Inc.	11,542	983,263

		28,032,569

Professional Services — 0.2%
RELX NV (United Kingdom)	26,143	555,771
TriNet Group, Inc.*	18,285	1,022,863

		1,578,634

Real Estate Management & Development — 0.5%
CBRE Group, Inc. (Class A Stock)*	54,500	2,601,830
CK Asset Holdings Ltd. (Hong Kong)	118,800	940,458
Savills PLC (United Kingdom)	22,600	258,926
Vonovia SE (Germany)	8,708	413,886

		4,215,100

Road & Rail — 0.1%
Kansas City Southern	8,013	849,057

Semiconductors & Semiconductor Equipment — 2.8%
Applied Materials, Inc.	103,495	4,780,434
ASE Technology Holding Co. Ltd. (Taiwan)	226,243	531,314
Broadcom, Inc.	7,080	1,717,891
Infineon Technologies AG (Germany)	67,600	1,717,130
Intel Corp.	115,898	5,761,289
Marvell Technology Group Ltd.	155,716	3,338,551
Micron Technology, Inc.*	17,928	940,144
ON Semiconductor Corp.*	42,775	951,102
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	103,000	731,411

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp.(a)	35,094	$3,018,083

		23,487,349

Software — 3.4%
Adobe Systems, Inc.*	9,436	2,300,591
Check Point Software Technologies Ltd. (Israel)*(a)	4,700	459,095
Electronic Arts, Inc.*	9,583	1,351,395
Fortinet, Inc.*	19,377	1,209,706
Microsoft Corp.	173,665	17,125,106
PTC, Inc.*	36,880	3,459,713
SAP SE (Germany)	12,700	1,465,808
Square Enix Holdings Co. Ltd. (Japan)	17,900	877,675
SS&C Technologies Holdings, Inc.	19,496	1,011,842

		29,260,931

Specialty Retail — 1.7%
Best Buy Co., Inc.	33,640	2,508,871
CECONOMY AG (Germany)	69,400	577,171
Home Depot, Inc. (The)	58,629	11,438,518

		14,524,560

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	73,509	13,607,251
NetApp, Inc.	17,849	1,401,682
Samsung Electronics Co. Ltd. (South Korea)	34,750	1,455,663
Western Digital Corp.	32,285	2,499,182

		18,963,778

Textiles, Apparel & Luxury Goods — 0.6%
PVH Corp.	28,755	4,305,199
VF Corp.	11,011	897,617

		5,202,816

Tobacco — 0.4%
Altria Group, Inc.	35,840	2,035,354
Imperial Brands PLC (United Kingdom)	48,006	1,782,851

		3,818,205

Trading Companies & Distributors — 0.6%
Rexel SA (France)(a)	27,100	389,024
United Rentals, Inc.*	24,647	3,638,390
W.W. Grainger, Inc.	3,670	1,131,827

		5,159,241

Water Utilities — 0.1%
Guangdong Investment Ltd. (China)	683,000	1,080,940

Wireless Telecommunication Services — 0.4%
China Mobile Ltd. (China)	126,500	1,122,428
Rogers Communications, Inc. (Canada) (Class B Stock)	7,154	339,529
SoftBank Group Corp. (Japan)	10,900	778,349
Vodafone Group PLC (United Kingdom)	539,848	1,307,667

		3,547,973

TOTAL COMMON STOCKS (cost $442,571,905)		521,294,007

SEE NOTES TO FINANCIAL STATEMENTS.

A374

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 2.7%
Automobiles — 0.9%
Ally Auto Receivables Trust,
Series 2015-1, Class A3
1.390%	09/16/19	6	$5,888
Series 2015-2, Class A3
1.490%	11/15/19	19	19,130
Series 2016-1, Class A3
1.470%	04/15/20	30	29,802
Series 2017-2, Class A2
1.490%	11/15/19	56	55,643
Series 2017-3, Class A3
1.740%	09/15/21	890	879,871
AmeriCredit Automobile Receivables Trust,
Series 2016-1, Class B
2.300%	03/08/21	303	302,083
Series 2017-1, Class A2A
1.510%	05/18/20	18	17,499
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	834	829,595
BMW Vehicle Lease Trust,
Series 2016-1, Class A3
1.340%	01/22/19	2	1,543
CarMax Auto Owner Trust,
Series 2016-3, Class A3
1.390%	05/17/21	406	402,208
Series 2017-1, Class A3
1.980%	11/15/21	235	232,836
Chrysler Capital Auto Receivables Trust,
Series 2016-BA, Class A3, 144A
1.640%	07/15/21	107	106,110
Drive Auto Receivables Trust,
Series 2017-3, Class A2A
1.650%	08/15/19	24	24,280
Enterprise Fleet Financing LLC,
Series 2017-1, Class A2, 144A
2.130%	07/20/22	149	148,599
Ford Credit Auto Owner Trust,
Series 2018-1, Class A, 144A
3.190%	07/15/31	700	688,746
GM Financial Automobile Leasing Trust,
Series 2016-2, Class A3
1.620%	09/20/19	336	334,986
Series 2017-3, Class A4
2.120%	09/20/21	820	808,985
Series 2018-1, Class A3
2.610%	01/20/21	441	438,577
GM Financial Consumer Automobile,
Series 2017-1A, Class A2A, 144A
1.510%	03/16/20	139	138,188
Nissan Auto Lease Trust,
Series 2017-A, Class A3
1.910%	04/15/20	1,095	1,085,935
Series 2017-B, Class A2B, 1 Month LIBOR + 0.210%
2.283%(c)	12/16/19	220	220,360
Nissan Master Owner Trust Receivables,
Series 2017-C, Class A, 1 Month LIBOR + 0.320%
2.393%(c)	10/17/22	677	677,406

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
World Omni Automobile Lease Securitization Trust,
Series 2017-A, Class A2
1.680%	12/16/19	60	$60,247

			7,508,517

Credit Cards — 0.3%
Capital One Multi-Asset Execution Trust,
Series 2017-A6, Class A6
2.290%	07/15/25	283	274,337
GE Capital Credit Card Master Note Trust,
Series 2012-7, Class A
1.760%	09/15/22	475	469,014
Synchrony Credit Card Master Note Trust,
Series 2016-1, Class A
2.040%	03/15/22	770	767,610
World Financial Network Credit Card Master Trust,
Series 2017-C, Class A
2.310%	08/15/24	758	743,605

			2,254,566

Equipment — 0.2%
CLI Funding V LLC,
Series 2014-2A, Class A, 144A
3.380%	10/18/29	616	605,383
CLI Funding VI LLC,
Series 2017-1A, Class A, 144A
3.620%	05/18/42	220	216,728
CNH Equipment Trust,
Series 2017-A, Class A2
1.640%	07/15/20	152	151,922
Dell Equipment Finance Trust,
Series 2017-2, Class A2A, 144A
1.970%	02/24/20	217	216,207
FRS I LLC,
Series 2013-1A, Class A1, 144A
1.800%	04/15/43	97	96,427
Textainer Marine Containers V Ltd. (Bermuda),
Series 2017-1A, Class A, 144A
3.720%	05/20/42	313	311,277

			1,597,944

Other — 0.7%
Coinstar Funding LLC,
Series 2017-1A, Class A2, 144A
5.216%	04/25/47	549	557,634
Domino’s Pizza Master Issuer LLC,
Series 2015-1A, Class A2II, 144A
4.474%	10/25/45	1,103	1,129,644
Element Rail Leasing II LLC (Canada),
Series 2015-1A, Class A2, 144A
3.585%	02/19/45	725	720,736
Longtrain Leasing III LLC,
Series 2015-1A, Class A2, 144A
4.060%	01/15/45	800	799,256
NYCTL Trust,
Series 2017-A, Class A, 144A
1.870%	11/10/30	328	323,760

SEE NOTES TO FINANCIAL STATEMENTS.

A375

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Other (continued)
Sonic Capital LLC,
Series 2016-1A, Class A2, 144A
4.472%	05/20/46	331	$331,002
Taco Bell Funding LLC,
Series 2016-1A, Class A2I, 144A
3.832%	05/25/46	906	907,287
Verizon Owner Trust,
Series 2016-2A, Class A, 144A
1.680%	05/20/21	366	362,230
Series 2016-2A, Class B, 144A
2.150%	05/20/21	800	785,827

			5,917,376

Small Business Loan — 0.6%
SBA Small Business Investment Cos.,
Series 2017-10A, Class 1
2.845%	03/10/27	893	877,564
Series 2017-10B, Class 1
2.518%	09/10/27	742	718,747
Series 2018-10A, Class 1
3.187%	03/10/28	1,100	1,095,354
United States Small Business Administration,
Series 2011-20J, Class 1
2.760%	10/01/31	623	616,419
Series 2012-20C, Class 1
2.510%	03/01/32	508	501,784
Series 2014-20L, Class 1
2.700%	12/01/34	690	679,661
Series 2018-20E, Class 1
3.500%	05/01/38	1,000	998,547

			5,488,076

TOTAL ASSET-BACKED SECURITIES (cost $22,982,633)			22,766,479

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4
3.674%	02/15/50	705	698,224
Caesars Palace Las Vegas Trust,
Series 2017-VICI, Class A, 144A
3.531%	10/15/34	1,150	1,152,994
CFCRE Commercial Mortgage Trust,
Series 2016-C7, Class A3
3.839%	12/10/54	134	134,295
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	550	568,665
Series 2014-GC25, Class B
4.345%(cc)	10/10/47	275	276,434
Commercial Mortgage Trust,
Series 2012-CR1, Class B
4.612%	05/15/45	935	952,894
Series 2012-CR2, Class A4
3.147%	08/15/45	534	529,743
Series 2013-CR12, Class ASB
3.623%	10/10/46	250	252,446
Series 2015-PC1, Class A5

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
3.902%	07/10/50	145	$146,500
DBCCRE Mortgage Trust,
Series 2014-ARCP, Class C, 144A
5.099%(cc)	01/10/34	780	787,515
DBJPM Mortgage Trust,
Series 2016-C3, Class A5
2.890%	09/10/49	950	896,445
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A2, 144A
4.528%	11/10/46	55	55,844
FREMF Mortgage Trust,
Series 2012-K705, Class B, 144A
4.289%(cc)	09/25/44	279	279,124
Government National Mortgage Assoc.,
Series 2014-130, Class DA
2.400%	12/16/44	1,213	1,177,533
Series 2014-17, Class AM
2.524%(cc)	06/16/48	600	609,486
Series 2014-40, Class AC
2.400%(cc)	11/16/41	899	897,632
Series 2012-2, Class AB
2.105%	03/16/37	260	257,117
Series 2011-142, Class A
2.337%	10/16/40	70	69,747
Series 2013-194, Class AE
2.750%(cc)	11/16/44	281	271,104
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class AS
4.117%	05/15/45	900	913,968
Series 2016-JP2, Class A4
2.822%	08/15/49	81	76,049
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class A, 144A
3.350%	07/13/29	208	208,696
Motel 6 Trust,
Series 2017-MTL6, Class B, 1 Month LIBOR + 1.190%, 144A
3.263%(c)	08/15/34	811	811,471
TPG Real Estate Finance Issuer Ltd. (Cayman Islands),
Series 2018-FL1, Class C, 1 Month LIBOR + 1.900%, 144A
3.973%(c)	02/15/35	500	499,517
UBS Commercial Mortgage Trust,
Series 2018-C8, Class A4
3.983%	02/15/51	463	469,143
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	60	60,355
Series 2012-C4, Class A3
2.533%	12/10/45	89	88,155
Series 2013-C5, Class AAB
2.687%	03/10/46	84	83,166
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	201	198,166
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	1,000	985,323

SEE NOTES TO FINANCIAL STATEMENTS.

A376

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-C35, Class A4
2.931%	07/15/48		310	$293,819
WFRBS Commercial Mortgage Trust,
Series 2011-C2, Class A4, 144A
4.869%(cc)	02/15/44		437	452,599
Series 2012-C9, Class B
3.840%	11/15/45		1,150	1,148,057
Series 2013-C15, Class A4
4.153%(cc)	08/15/46		725	750,248
Series 2014-C19, Class B
4.723%(cc)	03/15/47		825	851,362

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $18,476,368)				17,903,836

CORPORATE BONDS — 9.7%
Aerospace & Defense — 0.1%
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.550%	01/15/26		159	156,262
Orbital ATK, Inc.,
Gtd. Notes
5.250%	10/01/21		590	605,930

				762,192

Agriculture — 0.0%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.375%	08/11/25		348	338,402

Airlines — 0.2%
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29		423	401,031
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30		593	556,778
Ethiopian Leasing 2012 LLC,
Gov’t. Gtd. Notes
2.646%	05/12/26		520	511,017

				1,468,826

Auto Manufacturers — 0.2%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.250%	03/02/20		250	245,885
2.450%	05/18/20		417	410,870
Ford Motor Co.,
Sr. Unsec’d. Notes
4.346%	12/08/26	(a)	638	626,141
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21		26	25,662
3.250%	01/05/23		177	171,525
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.750%	09/27/19		306	300,057

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
2.150%	07/13/20		127	$123,899

				1,904,039

Banks — 2.3%
American Express Centurion Bank,
Certificate of Deposit
2.300%	04/05/21		245	238,895
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.875%	01/25/22		695	677,971
Bank of America Corp.,
Jr. Sub. Notes
6.500%	10/29/49	(a)	560	594,999
Sr. Unsec’d. Notes
3.004%	12/20/23		833	807,624
Sr. Unsec’d. Notes, GMTN
2.369%	07/21/21		245	240,172
Sr. Unsec’d. Notes, MTN
4.100%	07/24/23		280	284,614
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.300%	09/11/19		119	118,356
2.450%	11/27/20		133	130,832
2.950%	01/29/23		368	359,664
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.650%	06/14/19		282	278,953
Bank One Michigan,
Sub. Notes
8.250%	11/01/24		600	733,183
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.875%	03/15/99		675	697,351
BPCE SA (France),
Gtd. Notes, MTN, 3 Month LIBOR + 1.220%, 144A
3.549%(c)	05/22/22		485	491,562
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	03/09/27		258	243,872
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21		250	239,609
2.350%	01/31/20		469	462,252
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.142%	01/24/23		384	376,212
7.875%	05/15/25		715	860,750
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes, 144A
11.000%	12/29/49		475	508,844
Discover Bank,
Certificate of Deposit
3.000%	06/07/21		245	245,074
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.272%	09/29/25		674	639,978
6.250%	02/01/41		500	583,780

SEE NOTES TO FINANCIAL STATEMENTS.

A377

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings PLC (United Kingdom),
Sub. Notes
4.250%	03/14/24		665	$661,607
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22		805	797,538
3.900%	07/15/25		259	258,028
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
6.375%	01/21/21		605	648,961
Jr. Sub. Notes, 144A
12.000%	12/29/49		450	550,751
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%	11/07/23		360	342,885
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.500%	04/21/21		396	386,768
Sub. Notes, MTN
5.000%	11/24/25		565	585,694
Morgan Stanley Bank NA,
Certificate of Deposit
3.250%	05/31/23		245	244,545
PNC Bank NA,
Sub. Notes
2.950%	01/30/23	(a)	305	295,778
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22		369	366,808
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
2.125%	03/02/20		380	374,243
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.892%	05/18/29		690	686,929
Societe Generale SA (France),
Jr. Sub. Notes, EMTN
8.250%	11/29/48		600	606,749
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
3.950%	01/11/23		500	488,467
State Street Corp.,
Sr. Unsec’d. Notes
3.300%	12/16/24		491	481,756
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.800%	03/14/22		307	300,501
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22		131	129,582
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%	12/29/49		570	572,138
Sr. Unsec’d. Notes
2.100%	07/26/21		540	518,872
Sr. Unsec’d. Notes, MTN
3.550%	09/29/25	(a)	786	761,929

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.750%	01/11/23	193	$184,061

			20,059,137

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	362	366,905
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.600%	04/15/48	685	674,899
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.250%	10/22/44	250	254,864

			1,296,668

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22	137	132,674

Building Materials — 0.1%
Masco Corp.,
Sr. Unsec’d. Notes
7.750%	08/01/29	490	593,658
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	600	616,500

			1,210,158

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	03/01/23	420	477,363

Commercial Services — 0.1%
Loyola University of Chicago,
Sr. Unsec’d. Notes
3.199%	07/01/22	169	164,541
Northwestern University,
Unsec’d. Notes
3.688%	12/01/38	117	118,719
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	595	599,463

			882,723

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.750%	01/13/25	126	120,593
4.650%	02/23/46	309	332,886
DXC Technology Co.,
Sr. Unsec’d. Notes
7.450%	10/15/29	530	642,668
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.625%	02/12/24	231	233,196

			1,329,343

SEE NOTES TO FINANCIAL STATEMENTS.

A378

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Cosmetics/Personal Care — 0.1%
Estee Lauder Cos., Inc. (The),
Sr. Unsec’d. Notes
5.750%	10/15/33	545	$642,894

Distribution/Wholesale — 0.0%
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24	310	325,113

Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.650%	07/21/27	720	655,496
Ahold Lease Pass-Through Trust (Netherlands),
Pass-Through Certificates
8.620%(cc)	01/02/25	659	765,223
American Express Co.,
Sr. Unsec’d. Notes
3.400%	02/27/23	316	312,332
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	09/14/20	144	142,201
Cantor Fitzgerald LP,
Unsec’d. Notes, 144A
6.500%	06/17/22	595	631,640
Eaton Vance Corp.,
Sr. Unsec’d. Notes
3.625%	06/15/23	465	466,821
Excalibur One 77B LLC,
Gov’t. Gtd. Notes
1.492%	01/01/25	399	380,217
Export Leasing LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21	653	642,410
Gate Capital Cayman One Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
1.839%	03/27/21	499	491,390
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34	147	146,690
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.400%	02/07/28	360	349,513
Premier Aircraft Leasing EXIM 1 Ltd.,
Gov’t. Gtd. Notes
3.576%	02/06/22	632	638,945
Salmon River Export LLC,
Gov’t. Gtd. Notes
2.193%	09/15/26	403	389,243
Tagua Leasing LLC,
Gov’t. Gtd. Notes
1.581%	11/16/24	326	310,982
1.900%	07/12/24	700	676,895

			6,999,998

Electric — 0.5%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	243	222,709
5.150%	11/15/43	434	486,931

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Commonwealth Edison Co.,
First Mortgage
4.000%	03/01/48		93	$90,973
Duke Energy Carolinas LLC,
First Mortgage
5.300%	02/15/40		554	638,989
Florida Power & Light Co.,
First Mortgage
5.400%	09/01/35		535	610,604
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes, MTN
8.400%(cc)	03/28/25		167	213,287
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.950%	03/01/26		435	388,020
5.800%	03/01/37		269	281,194
PacifiCorp,
First Mortgage
3.850%	06/15/21		526	536,145
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.150%	01/15/26		409	392,646

				3,861,498

Food Service — 0.1%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28	(a)	635	606,425

Foods — 0.2%
Kraft Heinz Foods Co.,
Sec’d. Notes, 144A
4.875%	02/15/25		650	662,689
Kroger Co. (The),
Sr. Unsec’d. Notes
3.300%	01/15/21		68	67,890
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26		640	596,800
Smithfield Foods, Inc.,
Gtd. Notes, 144A
4.250%	02/01/27		425	408,954

				1,736,333

Healthcare-Products — 0.1%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
7.000%	08/01/27		530	618,088

Healthcare-Services — 0.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24		690	666,580

Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25		610	590,175

SEE NOTES TO FINANCIAL STATEMENTS.

A379

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Home Builders (continued)
Williams Scotsman International, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	12/15/22	300	$310,500

			900,675

Insurance — 0.6%
John Hancock Life Insurance Co.,
Sub. Notes, 144A
7.375%	02/15/24	680	794,300
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23	600	688,229
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24	585	697,653
New York Life Insurance Co.,
Sub. Notes, 144A
5.875%	05/15/33	555	666,407
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	765	762,016
Old Republic International Corp.,
Sr. Unsec’d. Notes
4.875%	10/01/24	550	570,182
Validus Holdings Ltd.,
Sr. Unsec’d. Notes
8.875%	01/26/40	440	628,172

			4,806,959

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	379	365,181
3.875%	08/22/37	595	580,787

			945,968

Machinery-Diversified — 0.1%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.800%	03/06/23	198	193,197
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
6.250%	09/01/19	625	647,282

			840,479

Media — 0.3%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21	206	211,595
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	02/15/26	705	692,663
Comcast Corp.,
Gtd. Notes
4.200%	08/15/34	350	334,226
4.600%	08/15/45	220	211,973
4.650%	07/15/42	398	387,211
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
1.850%	07/30/26	171	149,312

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media (continued)
2.350%	12/01/22		193	$185,254
Warner Media LLC,
Gtd. Notes
3.600%	07/15/25		438	416,458

				2,588,692

Metal Fabricate/Hardware — 0.1%
Precision Castparts Corp.,
Sr. Unsec’d. Notes
4.200%	06/15/35		580	588,776

Miscellaneous Manufacturing — 0.1%
General Electric Co.,
Jr. Sub. Notes
5.000%	01/21/21	(a)	802	789,970
Sr. Unsec’d. Notes
2.700%	10/09/22		402	388,826

				1,178,796

Oil & Gas — 0.4%
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		398	380,501
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24		295	298,305
Equinor ASA (Norway),
Gtd. Notes
2.450%	01/17/23		224	216,012
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/25		320	317,366
Petroleos Mexicanos (Mexico),
Gtd. Notes, MTN
6.875%	08/04/26		399	419,349
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22	(a)	645	638,550
Reliance Industries Ltd. (India),
Gov’t. Gtd. Notes
1.870%	01/15/26		863	827,015
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
5.500%	02/15/26		480	454,800

				3,551,898

Pharmaceuticals — 0.4%
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.875%	06/25/48		705	707,027
CVS Health Corp.,
Sr. Unsec’d. Notes
4.100%	03/25/25		58	57,693
4.780%	03/25/38		409	402,281
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28		625	665,483
CVS Pass-Through Trust Series 2014,
Pass-Through Certificates, 144A
4.163%	08/11/36	(a)	455	431,556

SEE NOTES TO FINANCIAL STATEMENTS.

A380

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	(a)	253	$248,151
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.625%	05/15/25		206	205,645
Johnson & Johnson,
Sr. Unsec’d. Notes
3.400%	01/15/38		329	310,739
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.700%	02/10/45		350	332,739

				3,361,314

Pipelines — 0.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.250%	01/15/25		670	686,670
Energy Transfer Partners LP,
Gtd. Notes
4.750%	01/15/26		180	178,469
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.150%	02/01/24	(a)	465	462,768
5.000%	10/01/21		160	166,019
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	03/01/28	(a)	257	249,673
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.900%	07/15/26		470	439,947

				2,183,546

Real Estate — 0.1%
Pershing Road Development Co. LLC,
Sr. Sec’d. Notes, 3 Month LIBOR + 0.400%, 144A
2.700%(c)	09/01/26		1,319	1,240,403

Real Estate Investment Trusts (REITs) — 0.1%
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23		615	602,700
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25		600	574,526

				1,177,226

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	(a)	640	606,400
Macy’s Retail Holdings, Inc.,
Gtd. Notes
8.500%	06/01/19		525	544,611
Walmart, Inc.,
Sr. Unsec’d. Notes
3.950%	06/28/38		473	474,178

				1,625,189

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Semiconductors — 0.0%
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.950%	06/01/24	310	$294,861

Software — 0.4%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20	775	786,136
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/25	382	401,641
Microsoft Corp.,
Sr. Unsec’d. Notes
4.450%	11/03/45	633	680,405
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	301	283,935
2.500%	10/15/22	346	335,418
4.300%	07/08/34	675	688,072

			3,175,607

Telecommunications — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	306	286,948
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42	700	686,805
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	670	644,875
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	1,020	1,008,216
T-Mobile USA, Inc.,
Gtd. Notes
4.750%	02/01/28	715	662,269
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.400%	11/01/34	690	643,516
5.250%	03/16/37	376	386,152
Sr. Unsec’d. Notes, 144A
4.329%	09/21/28	178	176,434
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28	163	161,062

			4,656,277

Transportation — 0.5%
BNSF Railway Co. 2015-1 Pass-Through Trust,
Pass-Through Certificates, 144A
3.442%	06/16/28	254	245,235
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
4.830%	01/15/23	414	425,545
5.720%	01/15/24	257	273,868
8.251%	01/15/21	32	33,809

SEE NOTES TO FINANCIAL STATEMENTS.

A381

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Transportation (continued)
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.550%	09/01/44		296	$307,674
CSX Transportation, Inc.,
Sr. Sec’d. Notes
6.251%	01/15/23		729	787,017
FedeEx Corp. 1998 Pass-Through Trust,
Pass-Through Certificates
6.720%	07/15/23		229	242,061
Kansas City Southern,
Gtd. Notes
3.850%	11/15/23		720	716,786
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.950%	09/10/28		312	313,489
Union Pacific Railroad Co. 2000 Pass-Through Trust,
Pass-Through Certificates
8.000%	01/10/21		114	118,168
Union Pacific Railroad Co. 2004 Pass-Through Trust,
Pass-Through Certificates
5.404%	07/02/25		410	425,006
Union Pacific Railroad Co. 2005 Pass-Through Trust,
Pass-Through Certificates
5.082%	01/02/29		274	288,357
Union Pacific Railroad Co. 2006 Pass-Through Trust,
Pass-Through Certificates
5.866%	07/02/30		211	229,558

				4,406,573

TOTAL CORPORATE BONDS (cost $85,144,659)				82,841,693

SOVEREIGN BONDS — 0.1%
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.240%	02/06/28		230	219,535
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.100%	04/24/28	(a)	218	210,652
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22		250	244,291
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/26/26		391	366,306
4.625%	10/04/47		200	186,436

TOTAL SOVEREIGN BONDS (cost $1,282,273)				1,227,220

MUNICIPAL BONDS — 1.0%
California — 0.4%
San Jose Redevelopment Agency Successor Agency,
Tax Allocation
3.375%	08/01/34		1,240	1,186,469
State of California,
General Obligation Unlimited
7.600%	11/01/40		550	827,184
7.700%	11/01/30		760	839,876

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
California (continued)
7.950%	03/01/36	690	$744,289
West Contra Costa Unified School District,
General Obligation Unlimited
6.555%	08/01/24	225	256,757

			3,854,575

Illinois — 0.1%
Chicago Transit Authority,
Revenue Bonds
5.470%	12/01/23	550	600,853

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
2.940%	08/01/23	445	438,614

Ohio — 0.1%
Ohio State University (The),
Revenue Bonds
4.910%	06/01/40	940	1,077,296

Oregon — 0.1%
Port of Morrow,
Revenue Bonds
3.371%	09/01/25	650	646,178

Pennsylvania — 0.1%
Philadelphia Authority for Industrial Development,
Revenue Bonds
3.820%(s)	04/15/22	710	612,056

Texas — 0.2%
City of Fort Worth TX,
Revenue Bonds
4.088%	03/01/37	645	647,045
Cypress-Fairbanks Independent School District,
General Obligation Unlimited
6.629%	02/15/38	665	680,328

			1,327,373

Washington — 0.0%
Energy Northwest,
Revenue Bonds
2.814%	07/01/24	35	34,302

TOTAL MUNICIPAL BONDS (cost $8,677,325)			8,591,247

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.6%
Fannie Mae REMICS,
Series 2003-49, Class YC
4.000%	06/25/23	78	79,165
Series 2005-121, Class DX
5.500%	01/25/26	174	183,908
Series 2010-135, Class EA
3.000%	01/25/40	10	9,947
Series 2017-38, Class JA
3.000%	03/25/47	858	838,337
Series 2017-82, Class PA
3.000%	04/25/45	79	78,408

SEE NOTES TO FINANCIAL STATEMENTS.

A382

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
FDIC Guaranteed Notes Trust,
Series 2010-S1, Class 2A, 144A
3.250%	04/25/38	225	$222,718
FDIC Trust,
Series 2011-R1, Class A, 144A
2.672%	07/25/26	87	87,035
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%
2.753%(c)	07/25/44	23	23,602
Freddie Mac REMICS,
Series 4413, Class HC
3.000%	03/15/40	1,052	1,045,104
Series 4703, Class KA
3.500%	02/15/43	379	382,253
Series 4764, Class EA
3.500%	02/15/44	1,019	1,023,698
Government National Mortgage Assoc.,
Series 2010-105, Class PC
2.000%	06/20/39	59	57,233
Series 2013-19, Class BA
2.500%	12/20/42	174	168,121
Series 2014-123, Class PC
2.500%	09/20/43	132	129,693
Sequoia Mortgage Trust 2014-4,
Series 2014-4, Class A6, 144A
3.500%(cc)	11/25/44	1,152	1,135,862

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,566,288)			5,465,084

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.4%
Federal Farm Credit Banks
3.150%	11/21/23	538	534,511
3.300%	04/03/24	702	695,872
3.480%	01/13/25	385	385,003
3.530%	05/14/25	1,411	1,406,091
3.550%	09/08/26	1,009	1,009,001
3.600%	02/28/28	533	531,443
3.640%	04/16/26	354	352,999
3.700%	05/29/25	654	655,913
3.700%	10/13/26	678	678,001
3.700%	03/13/28	1,212	1,209,271
3.770%	03/28/28	966	966,613
3.790%	04/12/28	825	825,520
3.870%	04/12/28	597	597,018
3.920%	07/03/28	956	953,474
3.940%	05/30/28	937	937,241
Federal Home Loan Banks
2.000%(cc)	11/22/22	1,940	1,930,306
3.600%	06/27/25	585	584,102
3.620%	03/13/28	395	393,231
3.625%	03/19/27	200	199,301
3.625%	04/05/27	430	427,542
3.700%	03/28/28	250	249,582
3.875%	05/21/27	445	443,862
3.875%	04/11/30	220	220,021
4.000%	06/21/29	530	530,016

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
1.850%(cc)	11/22/22	1,939	$1,919,421
2.000%(cc)	11/22/22	1,455	1,447,515
2.500%	04/01/28	302	295,851
2.750%	04/27/23	971	969,606
2.750%	09/08/36	288	260,468
3.000%	11/01/42	202	197,211
3.000%	11/01/46	698	676,434
3.000%	12/01/46	221	214,134
3.000%	01/01/47	234	226,760
3.250%	06/14/23	585	585,052
3.500%	04/01/32	346	350,571
3.500%	08/01/32	291	295,652
3.500%	04/01/34	235	238,147
3.500%	05/01/34	329	334,048
3.500%	08/01/34	467	472,430
3.500%	07/01/42	56	56,054
3.500%	06/01/46	188	187,068
3.500%	08/01/46	393	391,631
4.000%	01/01/40	515	529,131
4.500%	08/01/25	257	265,217
4.500%	06/01/31	139	144,878
4.500%	07/01/44	641	670,447
4.500%	08/01/46	148	154,474
5.000%	08/01/41	634	680,380
Federal National Mortgage Assoc.
2.500%	07/01/26	205	202,065
3.000%	09/01/26	540	541,112
3.000%	12/01/26	140	140,412
3.000%	07/01/43	700	683,889
3.000%	11/01/46	306	297,015
3.500%	04/01/32	87	88,705
3.500%	08/01/34	153	155,087
3.500%	10/01/34	508	513,715
3.500%	12/01/34	285	288,015
3.500%	02/01/41	250	251,053
3.500%	03/01/42	299	299,790
3.500%	07/01/42	21	20,854
3.500%	06/01/45	720	721,146
3.500%	05/01/46	326	325,190
3.500%	06/01/46	713	711,306
4.000%	10/01/33	420	434,501
4.000%	10/01/34	251	259,448
4.000%	11/01/34	158	163,027
4.000%	04/01/39	561	576,386
4.000%	06/01/39	576	591,066
4.000%	12/01/40	304	313,627
4.000%	01/01/41	19	19,960
4.000%	02/01/45	852	875,424
4.000%	03/01/45	593	611,748
4.000%	06/01/45	1,281	1,309,116
4.000%	06/01/45	459	472,065
4.000%	07/01/45	660	675,487
4.000%	02/01/46	181	184,164
4.000%	03/01/46	930	953,643
4.000%	07/01/46	719	733,853
4.000%	08/01/47	356	364,023
4.000%	01/01/48	202	206,126

SEE NOTES TO FINANCIAL STATEMENTS.

A383

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	07/01/19	15	$15,360
4.500%	12/01/29	143	149,491
4.500%	04/01/31	231	241,788
4.500%	08/01/40	464	488,294
4.500%	01/01/41	338	358,029
4.500%	06/01/41	117	122,564
5.000%	11/01/33	93	99,447
5.000%	06/01/40	133	142,948
5.000%	05/01/41	504	540,683
5.000%	10/01/41	190	203,712
5.500%	01/01/21	6	6,186
Government National Mortgage Assoc.
3.500%	01/15/42	256	257,973
3.500%	05/20/46	358	360,263
Overseas Private Investment Corp., Gov’t. Gtd. Notes
0.000%(s)	11/15/20	498	535,622
5.142%	12/15/23	408	426,385

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $46,794,141)			46,210,277

U.S. TREASURY OBLIGATIONS — 5.1%
U.S. Treasury Bonds
2.250%	08/15/46	703	605,459
2.500%	02/15/46	290	263,662
2.500%	05/15/46	836	759,650
2.750%	11/15/47	2,445	2,333,065
3.000%	02/15/48	120	120,403
3.125%	05/15/48	1,287	1,322,744
3.125%	08/15/44	8,635	8,866,728
3.750%	11/15/43	1,460	1,659,780
4.500%	02/15/36	1,610	1,968,602
5.250%	11/15/28	2,815	3,415,497
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21	982	1,021,671
0.625%	07/15/21	445	496,396
0.750%	02/15/42	660	714,292
2.375%	01/15/25	1,645	2,423,749
U.S. Treasury Notes
1.250%	01/31/20	4,800	4,708,125
1.625%	11/15/22	1,480	1,413,863
1.875%	07/31/22	239	231,373
2.000%	06/30/24	2,176	2,081,055
2.125%	12/31/22	645	628,799
2.250%	10/31/24	1,654	1,601,085
2.250%	11/15/27	1,433	1,362,190
2.500%	01/31/25	1,997	1,960,570
2.625%	08/15/20	2,430	2,433,132
2.750%	02/15/28	1,121	1,111,410
2.875%	05/15/28	180	180,359

TOTAL U.S. TREASURY OBLIGATIONS (cost $44,050,530)			43,683,659

TOTAL LONG-TERM INVESTMENTS (cost $675,546,122)			749,983,502

SHORT-TERM INVESTMENTS — 14.8%	Shares	Value
AFFILIATED MUTUAL FUNDS — 14.5%
PGIM Core Ultra Short Bond Fund(w)	98,617,599	$98,617,600
PGIM Institutional Money Market Fund (cost $24,948,629; includes $24,904,051 of cash collateral for securities on loan)(b)(w)	24,946,484	24,948,978

TOTAL AFFILIATED MUTUAL FUNDS (cost $123,566,228)		123,566,578

	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills
2.076% 12/06/18	2,900	2,874,326

(cost $2,873,744)
TOTAL SHORT-TERM INVESTMENTS (cost $126,439,972)		126,440,904

TOTAL INVESTMENTS — 102.5% (cost $801,986,094)		876,424,406
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (2.5)%		(21,761,623)

NET ASSETS — 100.0%		$854,662,783

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,421,300; cash collateral of $24,904,051 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A384

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
69	5 Year U.S. Treasury Notes	Sep. 2018	$7,839,586	$36,391
68	10 Year U.S. Treasury Notes	Sep. 2018	8,172,750	76,501
32	20 Year U.S. Treasury Bonds	Sep. 2018	4,640,000	113,491
167	Mini MSCI EAFE Index	Sep. 2018	16,327,590	(531,550)
51	Russell 2000 E-Mini Index	Sep. 2018	4,201,125	(66,781)
253	S&P 500 E-Mini Index	Sep. 2018	34,428,240	(684,841)
8	S&P Mid Cap 400 E-Mini Index	Sep. 2018	1,564,880	(40,494)

				$(1,097,283)

A security with a market value of $2,874,326 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$394,717,841	$126,576,166	$—
Asset-Backed Securities
Automobiles	—	7,508,517	—
Credit Cards	—	2,254,566	—
Equipment	—	1,597,944	—
Other	—	5,917,376	—
Small Business Loan	—	5,488,076	—
Commercial Mortgage-Backed Securities	—	17,903,836	—
Corporate Bonds	—	82,841,693	—
Sovereign Bonds	—	1,227,220	—
Municipal Bonds	—	8,591,247	—
Residential Mortgage-Backed Securities	—	5,465,084	—
U.S. Government Agency Obligations	—	46,210,277	—
U.S. Treasury Obligations	—	46,557,985	—
Affiliated Mutual Funds	123,566,578	—	—
Other Financial Instruments*
Futures Contracts	(1,097,283)	—	—

Total	$517,187,136	$358,139,987	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A385

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (2.9% represents investments purchased with collateral from securities on loan)	14.5%
Banks	7.7
U.S. Treasury Obligations	5.4
U.S. Government Agency Obligations	5.4
Oil, Gas & Consumable Fuels	3.9
Software	3.8
Pharmaceuticals	3.7
Insurance	3.0
Health Care Providers & Services	2.8
Semiconductors & Semiconductor Equipment	2.8
Technology Hardware, Storage & Peripherals	2.2
IT Services	2.2
Commercial Mortgage-Backed Securities	2.1
Capital Markets	2.0
Specialty Retail	1.7
Chemicals	1.6
Diversified Financial Services	1.5
Internet Software & Services	1.5
Aerospace & Defense	1.5
Hotels, Restaurants & Leisure	1.3
Machinery	1.3
Biotechnology	1.2
Internet & Direct Marketing Retail	1.2
Health Care Equipment & Supplies	1.1
Automobiles	1.1
Municipal Bonds	1.0
Food Products	1.0
Media	1.0
Electric Utilities	0.9
Consumer Finance	0.9
Household Durables	0.8
Auto Components	0.8
Electronic Equipment, Instruments & Components	0.8
Airlines	0.8
Beverages	0.8
Electrical Equipment	0.7
Construction Materials	0.7
Industrial Conglomerates	0.7
Other	0.7
Small Business Loan	0.6
Food & Staples Retailing	0.6
Residential Mortgage-Backed Securities	0.6
Metals & Mining	0.6
Textiles, Apparel & Luxury Goods	0.6
Trading Companies & Distributors	0.6
Diversified Telecommunication Services	0.6
Telecommunications	0.5
Communications Equipment	0.5
Multi-Utilities	0.5
Transportation	0.5
Real Estate Management & Development	0.5
Electric	0.5
Tobacco	0.4
Oil & Gas	0.4
Wireless Telecommunication Services	0.4
Energy Equipment & Services	0.3
Commercial Services & Supplies	0.3
Multiline Retail	0.3

Credit Cards	0.3%
Pipelines	0.3
Equity Real Estate Investment Trusts (REITs)	0.3
Auto Manufacturers	0.2
Life Sciences Tools & Services	0.2
Foods	0.2
Retail	0.2
Equipment	0.2
Professional Services	0.2
Containers & Packaging	0.2
Computers	0.2
Construction & Engineering	0.2
Personal Products	0.2
Household Products	0.1
Real Estate	0.1
Sovereign Bonds	0.1
Building Materials	0.1
Miscellaneous Manufacturing	0.1
Real Estate Investment Trusts (REITs)	0.1
Water Utilities	0.1
Diversified Consumer Services	0.1
Internet	0.1
Distributors	0.1
Home Builders	0.1
Commercial Services	0.1
Marine	0.1
Road & Rail	0.1
Machinery-Diversified	0.1
Healthcare-Services	0.1
Cosmetics/Personal Care	0.1
Healthcare-Products	0.1
Food Service	0.1
Building Products	0.1
Metal Fabricate/Hardware	0.1
Health Care Technology	0.1
Agriculture	0.0	*
Distribution/Wholesale	0.0	*
Semiconductors	0.0	*

	102.5
Liabilities in excess of other assets	(2.5)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A386

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	—	$—		Due from/to broker — variation margin futures	$1,323,666	*
Interest rate contracts	Due from/to broker — variation margin futures	226,383	*	—	—

Total		$226,383			$1,323,666

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The	effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$2,090,238
Interest rate contracts	(822,240)

Total	$1,267,998

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(2,034,825)
Interest rate contracts	309,336

Total	$(1,725,489)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)
$78,079,681

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A387

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$24,421,300	$(24,421,300)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A388

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $24,421,300:
Unaffiliated investments (cost $678,419,866)	$752,857,828
Affiliated investments (cost $123,566,228)	123,566,578
Cash	16,785
Foreign currency, at value (cost $97,513)	97,502
Receivable for investments sold	6,776,251
Dividends and interest receivable	2,370,530
Tax reclaim receivable	584,400
Receivable for portfolio shares sold	537,473
Due from broker-variation margin futures	122,091
Receivable from affiliate	18,271
Prepaid expenses	843

Total Assets	886,948,552

LIABILITIES:
Payable to broker for collateral for securities on loan	24,904,051
Payable for investments purchased	6,768,549
Management fees payable	228,369
Payable to affiliate	193,782
Accrued expenses and other liabilities	161,323
Distribution fee payable	29,246
Affiliated transfer agent fee payable	365
Payable for portfolio shares repurchased	84

Total Liabilities	32,285,769

NET ASSETS	$854,662,783

Net assets were comprised of:
Partners Equity	$854,662,783

Net asset value and redemption price per share, $854,662,783 / 55,651,633 outstanding shares of beneficial interest	$15.36

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $322,444, of which $28,424 is reimbursable by an affiliate)	$6,147,534
Interest income	3,800,881
Affiliated dividend income	877,928
Income from securities lending, net (including affiliated income of $53,177)	77,184

10,903,527

EXPENSES
Management fees	2,897,106
Distribution fee	1,080,553
Custodian and accounting fees	172,477
Audit fee	22,712
Trustees’ fees	8,771
Legal fees and expenses	5,660
Shareholders’ reports	4,765
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	23,034

Total expenses	4,218,544
Less: Fee waivers and/or expense reimbursement	(56,189)

Net expenses	4,162,355

NET INVESTMENT INCOME (LOSS)	6,741,172

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,156)	22,056,000
Futures transactions	1,267,998
Foreign currency transactions	(34,019)

23,289,979

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,415)	(34,700,174)
Futures	(1,725,489)
Foreign currencies	(10,297)

(36,435,960)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(13,145,981)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,404,809)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,741,172	$9,633,512
Net realized gain (loss) on investment and foreign currency transactions	23,289,979	29,283,199
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(36,435,960)	84,882,365

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,404,809)	123,799,076

FUND SHARE TRANSACTIONS:
Fund share sold [1,490,002 and 3,282,369 shares, respectively]	23,270,766	46,555,488
Fund share repurchased [2,162,059 and 3,314,435 shares, respectively]	(33,481,766)	(47,353,980)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(10,211,000)	(798,492)

CAPITAL CONTRIBUTIONS	50,352	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,565,457)	123,000,584
NET ASSETS:
Beginning of period	871,228,240	748,227,656

End of period	$854,662,783	$871,228,240

SEE NOTES TO FINANCIAL STATEMENTS.

A389

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 88.9%
COMMON STOCKS — 73.4%	Shares	Value
Aerospace & Defense — 2.1%
Aerovironment, Inc.*	5,500	$392,865
Airbus SE (France)	11,100	1,295,314
Astrotech Corp.*(a)	7,086	21,967
Boeing Co. (The)	39,245	13,167,090
CAE, Inc. (Canada)	12,100	251,360
Cobham PLC (United Kingdom)*	656,478	1,110,054
Dassault Aviation SA (France)	1,496	2,844,595
Harris Corp.	11,390	1,646,311
Hexcel Corp.	3,610	239,632
KLX, Inc.*	4,553	327,361
Leonardo SpA (Italy)	62,629	616,419
Meggitt PLC (United Kingdom)	216,355	1,403,969
Northrop Grumman Corp.	23,152	7,123,870
Rolls-Royce Holdings PLC (United Kingdom)*	183,704	2,392,757
Rolls-Royce Holdings PLC (United Kingdom), Entitlement Shares*	11,664,093	15,394
Spirit AeroSystems Holdings, Inc. (Class A Stock)	900	77,319
Tel-Instrument Electronics Corp.*(a)	16,555	55,459
Textron, Inc.	8,924	588,181
Thales SA (France)	22,913	2,947,850
United Technologies Corp.	8,582	1,073,007

		37,590,774

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	8,733	730,603
FedEx Corp.	35	7,947
SG Holdings Co. Ltd. (Japan)	5,000	109,384
Sinotrans Ltd. (China) (Class H Stock)	493,000	259,202
United Parcel Service, Inc. (Class B Stock)	4,195	445,635

		1,552,771

Airlines — 0.5%
Air Arabia PJSC (United Arab Emirates)	549,015	146,403
Alaska Air Group, Inc.	13,815	834,288
American Airlines Group, Inc.	115,289	4,376,370
Azul SA (Brazil), ADR*	10,161	166,234
Delta Air Lines, Inc.	12,698	629,059
Flybe Group PLC (United Kingdom)*	121,418	65,418
JetBlue Airways Corp.*	19,400	368,212
Ryanair Holdings PLC (Ireland), ADR*	12,810	1,463,286
Southwest Airlines Co.	17,021	866,028
Spirit Airlines, Inc.*(a)	6,330	230,096
United Continental Holdings, Inc.*	3,131	218,325

		9,363,719

Auto Components — 0.8%
Aptiv PLC	5,211	477,484
Autoliv, Inc. (Sweden)(a)	4,330	620,143
Bridgestone Corp. (Japan)(a)	21,300	832,039
CIE Automotive SA (Spain)	7,434	218,751
Gentex Corp.	22,362	514,773
Hyundai Mobis Co. Ltd. (South Korea)	3,179	604,649
Koito Manufacturing Co. Ltd. (Japan)	17,600	1,162,535
Lear Corp.	660	122,635
Magna International, Inc. (Canada)	90,897	5,283,843
Mando Corp. (South Korea)	6,015	207,386

COMMON STOCKS (continued)	Shares	Value
Auto Components (continued)
Musashi Seimitsu Industry Co. Ltd. (Japan)	11,900	$394,520
NGK Spark Plug Co. Ltd. (Japan)	11,800	335,460
Nifco, Inc. (Japan)	10,900	336,850
Nippon Seiki Co. Ltd. (Japan)	18,600	351,284
Press Kogyo Co. Ltd. (Japan)	45,200	264,826
S&T Motiv Co. Ltd. (South Korea)	2,550	75,401
Stanley Electric Co. Ltd. (Japan)	41,700	1,419,887
Sumitomo Rubber Industries Ltd. (Japan)(a)	87,900	1,393,300
Workhorse Group, Inc.*(a)	61,800	112,476

		14,728,242

Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	15,441	1,395,752
Ferrari NV (Italy)	2,471	333,610
Mitsubishi Motors Corp. (Japan)	236,200	1,882,822
Suzuki Motor Corp. (Japan)	18,800	1,036,033
Tesla, Inc.*(a)	8,381	2,874,264
Toyota Motor Corp. (Japan)	43,500	2,813,101

		10,335,582

Banks — 5.3%
ABN AMRO Group NV (Netherlands), CVA, 144A	71,006	1,836,345
Access National Corp.(a)	13,200	377,519
Axis Bank Ltd. (India)	216,049	1,612,999
Banco Bradesco SA (Brazil), ADR	128,700	882,881
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico), ADR	128,052	856,668
Bank Central Asia Tbk PT (Indonesia)	1,168,600	1,745,223
Bank of Ireland Group PLC (Ireland)	82,649	641,375
Bank of the Ryukyus Ltd. (Japan)	11,200	164,850
BankUnited, Inc.	12,200	498,369
Barclays Africa Group Ltd. (South Africa)	96,717	1,123,050
BAWAG Group AG (Austria), 144A	19,798	921,150
BNP Paribas SA (France)	68,859	4,259,412
Boston Private Financial Holdings, Inc.	31,125	494,888
CaixaBank SA (Spain)	263,346	1,133,518
CIT Group, Inc.	10,161	512,216
Citigroup, Inc.	45,610	3,052,221
Commerzbank AG (Germany)*	91,841	876,104
County Bancorp, Inc.	5,000	137,500
Credicorp Ltd. (Peru)	2,567	577,883
Eagle Bancorp, Inc.*	7,530	461,589
East West Bancorp, Inc.	1,553	101,256
Erste Group Bank AG (Austria)*	113,712	4,740,648
Farmers Capital Bank Corp.	6,490	338,129
Fifth Third Bancorp	49,550	1,422,085
FinecoBank Banca Fineco SpA (Italy)	36,886	415,228
First Abu Dhabi Bank PJSC (United Arab Emirates)	375,069	1,241,286
First Business Financial Services, Inc.	9,700	252,200
First Internet Bancorp	9,530	324,973
First Republic Bank	42,030	4,068,084
First US Bancshares, Inc.	4,300	50,095
Fukuoka Financial Group, Inc. (Japan)	59,000	296,080
Home BancShares, Inc.	21,680	489,101
Intesa Sanpaolo SpA (Italy)	235,214	680,539
Investors Bancorp, Inc.	37,971	485,649

SEE NOTES TO FINANCIAL STATEMENTS.

A390

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
JPMorgan Chase & Co.	133,185	$13,877,877
Lloyds Banking Group PLC (United Kingdom)	2,176,435	1,805,825
Mitsubishi UFJ Financial Group, Inc. (Japan)	479,400	2,715,746
National Bank of Canada (Canada)	30,450	1,461,989
Nordea Bank AB (Sweden)	189,887	1,821,508
Park National Corp.(a)	4,540	505,847
Pinnacle Financial Partners, Inc.	8,600	527,610
PNC Financial Services Group, Inc. (The)	35,794	4,835,769
Preferred Bank	2,044	125,624
Renasant Corp.	10,730	488,430
Royal Bank of Scotland Group PLC (United Kingdom)*	513,626	1,729,137
Seacoast Banking Corp. of Florida*	8,700	274,746
Signature Bank*	4,319	552,314
Sterling Bancorp	21,800	512,300
Sumitomo Mitsui Financial Group, Inc. (Japan)	19,600	764,518
TCF Financial Corp.	23,015	566,629
U.S. Bancorp	138,815	6,943,526
UniCredit SpA (Italy)	128,985	2,137,853
United Overseas Bank Ltd. (Singapore)	104,600	2,050,027
Van Lanschot Kempen NV (Netherlands)	9,507	268,490
Wells Fargo & Co.	244,313	13,544,713
Yes Bank Ltd. (India)	70,367	349,656

		94,931,247

Beverages — 0.7%
Anheuser-Busch InBev SA/NV (Belgium)	14,214	1,433,697
Baron de Ley (Spain)*	820	110,054
Britvic PLC (United Kingdom)	76,193	781,278
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	17,400	696,165
Coca-Cola Bottling Co. Consolidated	740	99,996
Coca-Cola Co. (The)	19,558	857,814
Constellation Brands, Inc. (Class A Stock)	134	29,329
Diageo PLC (United Kingdom)	27,668	993,997
Dr. Pepper Snapple Group, Inc.	18,764	2,289,208
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	9,299	1,022,307
Monster Beverage Corp.*	658	37,703
National Beverage Corp.*	2,910	311,079
PepsiCo, Inc.	35,431	3,857,373
Sichuan Swellfun Co. Ltd. (China) (Class A Stock)	36,800	305,218
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	42,000	230,121

		13,055,339

Biotechnology — 1.1%
3SBio, Inc. (China), 144A	116,000	262,121
Abcam PLC (United Kingdom)	45,265	795,177
ACADIA Pharmaceuticals, Inc.*(a)	11,800	180,185
Acceleron Pharma, Inc.*	9,320	452,206
Aimmune Therapeutics, Inc.*(a)	15,500	416,795
Alexion Pharmaceuticals, Inc.*	13,611	1,689,806
Alkermes PLC*(a)	11,160	459,346
Alnylam Pharmaceuticals, Inc.*	4,200	413,657

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Aquinox Pharmaceuticals, Inc. (Canada)*	1,474	$3,906
Biogen, Inc.*	1,876	544,490
BioMarin Pharmaceutical, Inc.*	7,855	739,941
Bluebird Bio, Inc.*(a)	3,690	579,146
Calithera Biosciences, Inc.*	23,400	116,999
Celgene Corp.*(a)	374	29,703
Celldex Therapeutics, Inc.*	55,502	27,951
China Biologic Products Holdings, Inc. (China)*	56	5,562
Clovis Oncology, Inc.*	6,600	300,101
Exact Sciences Corp.*(a)	9,632	575,897
FibroGen, Inc.*	8,600	538,360
Genus PLC (United Kingdom)	6,696	232,258
Gilead Sciences, Inc.	19,162	1,357,436
Grifols SA (Spain)	15,200	455,588
Grifols SA (Spain), ADR	99,211	2,133,037
Ionis Pharmaceuticals, Inc.*(a)	8,779	365,821
Neurocrine Biosciences, Inc.*	800	78,592
Portola Pharmaceuticals, Inc.*(a)	9,400	355,038
Seattle Genetics, Inc.*	7,433	493,477
Shire PLC	38,818	2,186,959
TESARO, Inc.*(a)	2,920	129,852
United Therapeutics Corp.*	3,395	384,144
Vertex Pharmaceuticals, Inc.*	14,668	2,492,973

		18,796,524

Building Products — 0.3%
Allegion PLC	6,267	484,815
American Woodmark Corp.*	2,540	232,537
Apogee Enterprises, Inc.	6,190	298,172
DIRTT Environmental Solutions (Canada)*(a)	63,996	312,033
dormakaba Holding AG (Switzerland)*	916	639,897
Fortune Brands Home & Security, Inc.	14,441	775,337
Johnson Controls International PLC	50,246	1,680,729
Lindab International AB (Sweden)	20,043	146,525
NCI Building Systems, Inc.*	19,812	416,052
Nitto Boseki Co. Ltd. (Japan)	4,400	105,143
Sanwa Holdings Corp. (Japan)	33,500	354,012
Tarkett SA (France)	6,329	182,007
Tyman PLC (United Kingdom)	51,716	224,782

		5,852,041

Capital Markets — 2.7%
Ameriprise Financial, Inc.	168	23,500
Ashford, Inc.*	2,447	158,566
Avanza Bank Holding AB (Sweden)	5,576	285,416
Banca Generali SpA (Italy)	7,671	190,398
Bank of New York Mellon Corp. (The)	109,917	5,927,824
Cboe Global Markets, Inc.	9,320	969,932
Charles Schwab Corp. (The)	94,832	4,845,915
Greenhill & Co., Inc.	48	1,363
Intercontinental Exchange, Inc.	62,579	4,602,685
Intermediate Capital Group PLC (United Kingdom)	40,180	582,083
Investec PLC (South Africa)	151,307	1,069,853
IP Group PLC (United Kingdom)*	81,664	136,146
Julius Baer Group Ltd. (Switzerland)*	28,065	1,643,808

SEE NOTES TO FINANCIAL STATEMENTS.

A391

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
London Stock Exchange Group PLC (United Kingdom)	23,960	$1,410,513
MarketAxess Holdings, Inc.	1,958	387,410
Morgan Stanley	100,329	4,755,595
Nasdaq, Inc.	6,879	627,846
Northern Trust Corp.	948	97,540
Pendal Group Ltd. (Australia)	27,929	204,338
Rathbone Brothers PLC (United Kingdom)	4,890	166,863
Raymond James Financial, Inc.	8,092	723,020
S&P Global, Inc.	8,009	1,632,955
SEI Investments Co.	9,503	594,128
State Street Corp.	65,149	6,064,720
TD Ameritrade Holding Corp.	106,672	5,842,425
UBS Group AG (Switzerland)*	358,426	5,494,801
Vostok New Ventures Ltd. (Sweden), SDR*	32,128	259,050

		48,698,693

Chemicals — 1.6%
Air Liquide SA (France)	12,952	1,623,473
Air Products & Chemicals, Inc.	12,611	1,963,911
Akzo Nobel NV (Netherlands)	16,955	1,446,132
Axalta Coating Systems Ltd.*	17,700	536,487
Balchem Corp.	3,580	351,341
Celanese Corp. (Class A Stock)	6,780	752,987
CF Industries Holdings, Inc.	21,145	938,837
Denka Co. Ltd. (Japan)	8,200	272,950
DIC Corp. (Japan)	51,700	1,612,363
DowDuPont, Inc.	54,910	3,619,667
Ecolab, Inc.	2,210	310,129
Fufeng Group Ltd. (China)	320,000	143,560
GCP Applied Technologies, Inc.*	13,107	379,448
Incitec Pivot Ltd. (Australia)	428,213	1,148,890
Kansai Paint Co. Ltd. (Japan)	30,500	632,951
Koninklijke DSM NV (Netherlands)	14,138	1,414,354
Linde AG (Germany)	4,749	1,128,264
Nippon Shokubai Co. Ltd. (Japan)	22,100	1,596,069
Nippon Soda Co. Ltd. (Japan)	47,000	259,660
NOF Corp. (Japan)	10,100	325,877
PPG Industries, Inc.	3,766	390,647
Praxair, Inc.	4,577	723,853
RPM International, Inc.	39,484	2,302,707
Sakata INX Corp. (Japan)	18,200	237,377
SH Kelkar & Co. Ltd. (India), 144A	25,164	82,045
Sherwin-Williams Co. (The)	3,070	1,251,240
Sumitomo Seika Chemicals Co. Ltd. (Japan)	5,100	254,335
Tronox Ltd. (Class A Stock)	12,800	251,903
Valvoline, Inc.	17,087	368,567
Victrex PLC (United Kingdom)	19,057	729,590
WR Grace & Co.	5,477	401,519
Yara International ASA (Norway)	20,453	846,186

		28,297,319

Commercial Services & Supplies — 0.4%
ARC Document Solutions, Inc.*	39,002	69,034
Cintas Corp.	1,575	291,485
Clean Harbors, Inc.*	5,480	304,413
Country Garden Services Holdings Co. Ltd. (China)*	236,000	302,610

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies (continued)
Covanta Holding Corp.	13,000	$214,500
Downer EDI Ltd. (Australia)	226,312	1,133,016
Edenred (France)	7,697	243,123
Healthcare Services Group, Inc.(a)	7,111	307,124
KAR Auction Services, Inc.	9,511	521,203
Prosegur Cia de Seguridad SA (Spain)	2,845	18,533
Republic Services, Inc.	1,834	125,372
SPIE SA (France)	12,550	254,027
Waste Connections, Inc.	39,356	2,962,720

		6,747,160

Communications Equipment — 0.5%
Cisco Systems, Inc.	161,589	6,953,175
CommScope Holding Co., Inc.*	14,100	411,791
Lumentum Holdings, Inc.*(a)	6,277	363,438
Palo Alto Networks, Inc.*	3,177	652,778
Viavi Solutions, Inc.*	33,187	339,835

		8,721,017

Construction & Engineering — 0.1%
Comfort Systems USA, Inc.	9,719	445,130
JGC Corp. (Japan)	43,900	883,049
Koninklijke Volkerwessels NV (Netherlands)	7,951	204,361
MasTec, Inc.*(a)	7,900	400,925
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	265,500	276,888

		2,210,353

Construction Materials — 0.1%
HeidelbergCement AG (Germany)	13,823	1,160,670
Vulcan Materials Co.	3,501	451,839

		1,612,509

Consumer Finance — 0.1%
Ally Financial, Inc.	21,000	551,669
American Express Co.	8,834	865,731
SLM Corp.*	81,415	932,202

		2,349,602

Containers & Packaging — 0.6%
Amcor Ltd. (Australia)	178,985	1,907,029
Ball Corp.	55,278	1,965,133
Graphic Packaging Holding Co.	34,200	496,242
Huhtamaki OYJ (Finland)(a)	5,599	206,472
International Paper Co.	102,963	5,362,313
Silgan Holdings, Inc.	13,860	371,864

		10,309,053

Distributors — 0.0%
Core-Mark Holding Co., Inc.	4,000	90,799
Paltac Corp. (Japan)	8,100	465,797
Uni-Select, Inc. (Canada)	9,100	144,739

		701,335

Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	43,400	1,539,061
Bright Horizons Family Solutions, Inc.*	2,240	229,645
Graham Holdings Co. (Class B Stock)	500	293,050
Service Corp. International	11,330	405,501
ServiceMaster Global Holdings, Inc.*	2,000	118,940

SEE NOTES TO FINANCIAL STATEMENTS.

A392

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Consumer Services (continued)
TAL Education Group (China), ADR*	14,155	$520,904

		3,107,101

Diversified Financial Services — 0.2%
Banca Mediolanum SpA (Italy)	205,628	1,388,990
FirstRand Ltd. (South Africa)	201,955	938,162
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	96,000	588,516
Voya Financial, Inc.	3,550	166,850

		3,082,518

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	101,984	3,274,691
ATN International, Inc.	1,870	98,680
KT Corp. (South Korea)	5,009	123,196
KT Corp. (South Korea), ADR	73,444	975,336
Nippon Telegraph & Telephone Corp. (Japan)	98,400	4,470,116
Telefonica Deutschland Holding AG (Germany)	586,210	2,306,130
Telefonica SA (Spain)	204,044	1,731,813
Verizon Communications, Inc.(a)	28,507	1,434,188
Zayo Group Holdings, Inc.*	11,000	401,280

		14,815,430

Electric Utilities — 1.5%
EDP - Energias do Brasil SA (Brazil)	422,498	1,495,626
Entergy Corp.	39,217	3,168,341
Evergy, Inc.	50,175	2,817,326
Eversource Energy	9,813	575,140
Hawaiian Electric Industries, Inc.	14,300	490,490
Iberdrola SA (Spain)	323,688	2,496,206
NextEra Energy, Inc.	53,701	8,969,678
OGE Energy Corp.	10,468	368,578
PG&E Corp.	47,799	2,034,325
Power Grid Corp. of India Ltd. (India)	298,616	814,737
Southern Co. (The)	72,483	3,356,688
Spark Energy, Inc. (Class A Stock)(a)	14,000	136,500
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	37,730	182,821

		26,906,456

Electrical Equipment — 0.6%
Fujikura Ltd. (Japan)	51,400	326,508
Generac Holdings, Inc.*	8,275	428,066
Hubbell, Inc.	11,983	1,267,082
Idec Corp. (Japan)	8,600	200,949
Kendrion NV (Netherlands)	4,320	176,264
Mabuchi Motor Co. Ltd. (Japan)	3,500	166,120
Mitsubishi Electric Corp. (Japan)	160,100	2,124,194
Plug Power, Inc.*(a)	150,800	304,616
Prysmian SpA (Italy)	49,698	1,233,149
Schneider Electric SE (France)	21,924	1,823,350
Sensata Technologies Holding PLC*(a)	23,000	1,094,339
Teco Electric & Machinery Co. Ltd. (Taiwan)	138,000	103,565
TPI Composites, Inc.*	14,900	435,676
Varta AG (Germany)*	6,309	171,080

		9,854,958

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components — 0.9%
Avnet, Inc.	10,760	$461,496
Badger Meter, Inc.	9,700	433,589
Carel Industries SpA (Italy), 144A*	20,391	195,002
Cognex Corp.	12,176	543,171
Coherent, Inc.*	2,020	315,968
Corning, Inc.	52,738	1,450,822
Hexagon AB (Sweden) (Class B Stock)	27,345	1,519,484
Horiba Ltd. (Japan)	4,200	293,585
Iteris, Inc.*	40,300	195,052
Itron, Inc.*	4,700	282,235
KEMET Corp.*	12,200	294,630
Keysight Technologies, Inc.*	54,008	3,188,092
Kyocera Corp. (Japan)	1,000	56,238
Largan Precision Co. Ltd. (Taiwan)	10,000	1,469,074
LightPath Technologies, Inc. (Class A Stock)*(a)	56,300	129,490
Murata Manufacturing Co. Ltd. (Japan)	8,400	1,410,162
Nippon Ceramic Co. Ltd. (Japan)	8,400	218,473
Oxford Instruments PLC (United Kingdom)	18,032	237,973
Renishaw PLC (United Kingdom)	3,201	223,145
Sensirion Holding AG (Switzerland), 144A*	3,665	184,639
Sinbon Electronics Co. Ltd. (Taiwan)	68,529	187,022
Taiwan Union Technology Corp. (Taiwan)	128,000	450,876
TE Connectivity Ltd.	18,226	1,641,434
Tech Data Corp.*	4,430	363,792
VeriFone Systems, Inc.*	14,317	326,714
Zebra Technologies Corp. (Class A Stock)*	2,119	303,547

		16,375,705

Energy Equipment & Services — 0.2%
Computer Modelling Group Ltd. (Canada)	6,092	46,803
Dril-Quip, Inc.*(a)	7,820	401,948
McDermott International, Inc.*(a)	13,441	264,107
Modec, Inc. (Japan)	9,900	273,972
Natural Gas Services Group, Inc.*	12,000	283,200
Oceaneering International, Inc.	12,889	328,154
Saipem SpA (Italy)*	100,235	459,695
Schlumberger Ltd.	8,369	560,974
Superior Energy Services, Inc.*	20,904	203,605
Weatherford International PLC*	815	2,681
WorleyParsons Ltd. (Australia)	63,403	818,970

		3,644,109

Equity Real Estate Investment Trusts (REITs) — 4.4%
Acadia Realty Trust(a)	28,923	791,623
Alexander & Baldwin, Inc.	25,726	604,561
Alexandria Real Estate Equities, Inc.(a)	12,402	1,564,760
American Campus Communities, Inc.	21,275	912,271
American Homes 4 Rent (Class A Stock)	27,275	604,960
American Tower Corp.	17,573	2,533,499
Ashford Hospitality Trust, Inc.	440	3,563
AvalonBay Communities, Inc.	18,647	3,205,233
Axiare Patrimonio SOCIMI SA (Spain)	28,068	574,119
Boston Properties, Inc.	11,352	1,423,768
Braemar Hotels & Resorts, Inc.	12,218	139,530
Camden Property Trust	26,037	2,372,752
Colony Capital, Inc.(a)	39,188	244,533
Concentradora Fibra Danhos SA de CV (Mexico)	94,300	140,071

SEE NOTES TO FINANCIAL STATEMENTS.

A393

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp.	80,892	$8,721,775
DCT Industrial Trust, Inc.	35,071	2,340,288
Douglas Emmett, Inc.	55,913	2,246,584
Duke Realty Corp.	11,200	325,136
EastGroup Properties, Inc.	8,078	771,934
Education Realty Trust, Inc.	13,561	562,782
Equinix, Inc.	50	21,495
Equity Commonwealth*	17,500	551,250
Equity Residential	59,502	3,789,682
Essex Property Trust, Inc.	8,624	2,061,740
Federal Realty Investment Trust	9,180	1,161,729
First Industrial Realty Trust, Inc.	13,748	458,358
Gecina SA (France)(a)	8,157	1,362,696
GEO Group, Inc. (The)	12,500	344,250
GGP, Inc.	75,401	1,540,442
Great Portland Estates PLC (United Kingdom)	46,936	442,235
Healthcare Realty Trust, Inc.	47,693	1,386,912
Healthcare Trust of America, Inc. (Class A Stock)	20,500	552,680
Highwoods Properties, Inc.	13,185	668,875
Hoshino Resorts REIT, Inc. (Japan)	82	425,913
Host Hotels & Resorts, Inc.	52,435	1,104,805
Hudson Pacific Properties, Inc.	30,777	1,090,429
Independence Realty Trust, Inc.	1,351	13,929
Investors Real Estate Trust	45,507	251,654
JBG SMITH Properties	26,734	974,989
Kilroy Realty Corp.	17,939	1,356,906
Kimco Realty Corp.	67,104	1,140,097
Macerich Co. (The)	31,391	1,783,951
MGM Growth Properties LLC (Class A Stock)(a)	20,995	639,508
Mitsui Fudosan Logistics Park, Inc. (Japan)	56	171,161
Mori Hills REIT Investment Corp. (Japan)	126	161,748
NorthStar Realty Europe Corp.	13,492	195,499
Paramount Group, Inc.	64,710	996,534
Pebblebrook Hotel Trust(a)	15,327	594,688
Power REIT*	392	2,395
Prologis, Inc.	31,432	2,064,768
PS Business Parks, Inc.	4,197	539,315
Public Storage(a)	10,625	2,410,388
Ramco-Gershenson Properties Trust(a)	11,607	153,328
Rayonier, Inc.	11,520	445,709
Regency Centers Corp.	30,900	1,918,272
RLJ Lodging Trust(a)	15,568	343,274
Sabra Health Care REIT, Inc.	13,139	285,510
Select Income REIT	12,397	278,561
Simon Property Group, Inc.	17,134	2,916,035
SL Green Realty Corp.	27,974	2,812,226
STAG Industrial, Inc.	17,678	481,372
Sunstone Hotel Investors, Inc.	60,112	999,061
Taubman Centers, Inc.	4,694	275,819
Terreno Realty Corp.	26,886	1,012,796
Urban Edge Properties	68,585	1,568,539
VEREIT, Inc.	13,579	101,028
Vornado Realty Trust(a)	19,519	1,442,844
Weingarten Realty Investors	17,464	538,066
Weyerhaeuser Co.	32,377	1,180,465

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Xenia Hotels & Resorts, Inc.	20,500	$499,380

		77,597,048

Food & Staples Retailing — 0.4%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	23,042	1,000,973
Casey’s General Stores, Inc.	2,070	217,516
Costco Wholesale Corp.	3,728	779,077
CP ALL PCL (Thailand)	452,500	1,002,870
Empire Co. Ltd. (Canada) (Class A Stock)	24,800	497,830
Kusuri no Aoki Holdings Co. Ltd. (Japan)	6,100	405,885
Majestic Wine PLC (United Kingdom)	35,273	223,546
PriceSmart, Inc.	2,670	241,635
Rite Aid Corp.*(a)	73,133	126,520
Seven & i Holdings Co. Ltd. (Japan)	62,400	2,721,619
Sprouts Farmers Market, Inc.*	9,912	218,758
United Natural Foods, Inc.*	3,380	144,191
Zur Rose Group AG (Switzerland)*	1,881	246,200

		7,826,620

Food Products — 1.5%
Bakkavor Group PLC (United Kingdom), 144A*(a)	112,378	286,560
Britannia Industries Ltd. (India)	3,399	308,210
Bunge Ltd.	32,306	2,252,051
Cal-Maine Foods, Inc.*	3,420	156,807
China Mengniu Dairy Co. Ltd. (China)*	292,000	984,851
Dean Foods Co.	5,900	62,009
Edita Food Industries SAE (Egypt), GDR	10,319	54,691
Edita Food Industries SAE (Egypt), GDR, 144A	3,964	21,009
Ezaki Glico Co. Ltd. (Japan)	37,100	1,782,129
Farmer Brothers Co.*	5,620	171,691
Hain Celestial Group, Inc. (The)*	6,220	185,356
Ingredion, Inc.	2,830	313,281
Mayora Indah Tbk PT (Indonesia)	1,244,000	257,817
McCormick & Co., Inc.(a)	7,668	890,178
Mondelez International, Inc. (Class A Stock)	49,004	2,009,164
Nestle SA (Switzerland)	49,496	3,835,982
Pinnacle Foods, Inc.	5,530	359,782
Post Holdings, Inc.*	3,000	258,060
Sakata Seed Corp. (Japan)	6,100	230,834
Tyson Foods, Inc. (Class A Stock)	176,965	12,184,040
Zhou Hei Ya International Holdings Co. Ltd. (China), 144A(a)	217,000	175,157

		26,779,659

Gas Utilities — 0.3%
Atmos Energy Corp.	33,368	3,007,792
Gas Natural SDG SA (Spain)(a)	84,296	2,228,438
National Fuel Gas Co.(a)	7,937	420,344
WGL Holdings, Inc.	3,350	297,313

		5,953,887

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	3,926	239,447
Ambu A/S (Denmark) (Class B Stock)	26,950	906,585
Becton, Dickinson & Co.	55,482	13,291,268
BioLife Solutions, Inc.*	28,200	321,761
BioMerieux (France)	798	71,699

SEE NOTES TO FINANCIAL STATEMENTS.

A394

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
Boston Scientific Corp.*	20,711	$677,250
Cochlear Ltd. (Australia)	2,796	413,953
ConvaTec Group PLC (United Kingdom), 144A	444,427	1,240,731
Cooper Cos., Inc. (The)	9,517	2,240,778
Danaher Corp.	79,874	7,881,966
DexCom, Inc.*(a)	4,540	431,209
Eiken Chemical Co. Ltd. (Japan)	7,900	167,824
Elekta AB (Sweden) (Class B Stock)	39,181	514,981
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	55,997	564,285
Getinge AB (Sweden) (Class B Stock)	114,487	1,039,317
GN Store Nord A/S (Denmark)	21,854	992,963
Hologic, Inc.*	30,346	1,206,254
Insulet Corp.*	3,941	337,744
Intuitive Surgical, Inc.*	6,717	3,213,950
Koninklijke Philips NV (Netherlands)	19,918	843,886
LivaNova PLC*	14,513	1,448,688
Masimo Corp.*	5,300	517,545
Medtronic PLC	74,269	6,358,169
Nakanishi, Inc. (Japan)	6,900	156,514
Nevro Corp.*(a)	5,680	453,548
Nikkiso Co. Ltd. (Japan)	18,900	191,362
OraSure Technologies, Inc.*	20,200	332,694
Osstem Implant Co. Ltd. (South Korea)*	4,770	217,845
Siemens Healthineers AG (Germany), 144A*	17,693	729,105
Smith & Nephew PLC (United Kingdom)	66,103	1,217,637
STERIS PLC	2,780	291,928
Stryker Corp.	45,710	7,718,591
Teleflex, Inc.	2,360	632,976
Terumo Corp. (Japan)	14,500	830,095
West Pharmaceutical Services, Inc.(a)	6,180	613,612
Wright Medical Group NV*	10,936	283,899
Zimmer Biomet Holdings, Inc.	3,370	375,553

		58,967,612

Health Care Providers & Services — 2.1%
Aetna, Inc.	7,172	1,316,061
Amplifon SpA (Italy)	22,592	467,136
Anthem, Inc.	16,584	3,947,490
Centene Corp.*	4,483	552,350
Chemed Corp.	830	267,102
Cigna Corp.	20,960	3,562,151
CVS Health Corp.	65,867	4,238,541
Diplomat Pharmacy, Inc.*	7,410	189,400
Fresenius SE & Co. KGaA (Germany)	30,895	2,473,602
Georgia Healthcare Group PLC (Georgia), 144A*	49,583	165,236
HCA Healthcare, Inc.	22,733	2,332,406
Humana, Inc.	3,157	939,618
Integrated Diagnostics Holdings PLC (Egypt), 144A	43,031	198,259
MEDNAX, Inc.*	5,866	253,880
Miraca Holdings, Inc. (Japan)	21,300	633,575
Molina Healthcare, Inc.*	211	20,665
Odontoprev SA (Brazil)	35,400	120,565
Primary Health Care Ltd. (Australia)	463,765	1,195,861
Select Medical Holdings Corp.*	11,775	213,716

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
Terveystalo OYJ (Finland), 144A	20,926	$263,751
UnitedHealth Group, Inc.	56,426	13,843,555
WellCare Health Plans, Inc.*	470	115,733

		37,310,653

Health Care Technology — 0.1%
athenahealth, Inc.*	2,913	463,575
Medidata Solutions, Inc.*(a)	6,400	515,584
Simulations Plus, Inc.	9,400	209,150
Veeva Systems, Inc. (Class A Stock)*	6,300	484,218

		1,672,527

Hotels, Restaurants & Leisure — 1.6%
Alsea SAB de CV (Mexico)	40,900	140,903
Aramark	11,900	441,489
Bloomin’ Brands, Inc.	8,147	163,755
Brinker International, Inc.(a)	4,640	220,863
BTG Hotels Group Co. Ltd. (China) (Class A Stock)	188,600	770,232
Carnival Corp.	10,709	613,733
Carrols Restaurant Group, Inc.*	11,000	163,349
Cheesecake Factory, Inc. (The)(a)	4,740	260,984
Denny’s Corp.*	24,515	390,524
Domino’s Pizza, Inc.	2,094	590,864
Dunkin’ Brands Group, Inc.(a)	5,000	345,350
Elior Group SA (France), 144A	9,038	130,265
Hilton Worldwide Holdings, Inc.	34,749	2,750,731
HIS Co. Ltd. (Japan)	4,800	144,568
Huazhu Group Ltd. (China), ADR	13,540	568,545
Las Vegas Sands Corp.	27,284	2,083,406
Marriott International, Inc. (Class A Stock)	28,529	3,611,771
McDonald’s Corp.	5,730	897,834
MGM Resorts International	69,726	2,024,146
Norwegian Cruise Line Holdings Ltd.*	29,994	1,417,217
Paddy Power Betfair PLC (Ireland)	3,137	347,814
Penn National Gaming, Inc.*	15,254	512,382
Playtech PLC (United Kingdom)	192,630	1,910,091
Restaurant Brands International, Inc. (Canada)(a)	21,908	1,321,052
Round One Corp. (Japan)	12,000	188,365
Royal Caribbean Cruises Ltd.	7,076	733,074
Scientific Games Corp.*	7,600	373,540
Vail Resorts, Inc.(a)	1,740	477,091
William Hill PLC (United Kingdom)	329,443	1,315,785
Wyndham Destinations, Inc.	4,994	221,084
Wyndham Hotels & Resorts, Inc.	8,594	505,585
Wynn Resorts Ltd.	4,401	736,463
Yum! Brands, Inc.	32,771	2,563,348

		28,936,203

Household Durables — 0.5%
Cairn Homes PLC (Ireland)*	111,371	230,787
Century Communities, Inc.*	12,301	388,097
Fujitsu General Ltd. (Japan)	118,300	1,848,877
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	167,100	1,183,569
Haier Electronics Group Co. Ltd. (Hong Kong)	117,000	399,171
Hanssem Co. Ltd. (South Korea)	1,434	134,953

SEE NOTES TO FINANCIAL STATEMENTS.

A395

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Household Durables (continued)
Lennar Corp. (Class A Stock)	12,217	$641,393
MDC Holdings, Inc.	8,256	254,037
NVR, Inc.*	219	650,507
Panasonic Corp. (Japan)	68,000	916,941
Skyline Champion Corp.(a)	11,388	399,036
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)	96,800	468,932
Tempur Sealy International, Inc.*(a)	4,360	209,498
Toll Brothers, Inc.	13,400	495,666
TTK Prestige Ltd. (India)	201	16,987
Vatti Corp. Ltd. (China) (Class A Stock)	81,300	298,818
Zojirushi Corp. (Japan)	15,200	185,484

		8,722,753

Household Products — 0.4%
Colgate-Palmolive Co.	6,637	430,144
Essity AB (Sweden) (Class B Stock)	111,683	2,747,578
Kimberly-Clark Corp.	24,706	2,602,530
Opple Lighting Co. Ltd. (China) (Class A Stock)	37,600	264,516
Reckitt Benckiser Group PLC (United Kingdom)	10,896	895,267

		6,940,035

Independent Power & Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	1,076,000	864,363
Electric Power Development Co. Ltd. (Japan)	14,500	374,249
NTPC Ltd. (India)	888,332	2,071,674

		3,310,286

Industrial Conglomerates — 1.3%
Carlisle Cos., Inc.	207	22,420
CK Hutchison Holdings Ltd. (Hong Kong)	409,612	4,336,162
DCC PLC (United Kingdom)	3,694	334,969
Honeywell International, Inc.	43,184	6,220,655
Jardine Matheson Holdings Ltd. (Hong Kong)	36,700	2,312,586
Roper Technologies, Inc.	20,860	5,755,483
Siemens AG (Germany)	22,886	3,015,368
SM Investments Corp. (Philippines)	27,530	451,629
Smiths Group PLC (United Kingdom)	48,196	1,076,575

		23,525,847

Insurance — 3.5%
AIA Group Ltd. (Hong Kong)	761,000	6,629,384
American International Group, Inc.	85,292	4,522,182
Aon PLC	12,986	1,781,290
Argo Group International Holdings Ltd.	6,601	383,848
Aspen Insurance Holdings Ltd. (Bermuda)	8,440	343,507
AXA SA (France)	44,888	1,096,785
Axis Capital Holdings Ltd.	8,460	470,545
BB Seguridade Participacoes SA (Brazil)	123,500	783,874
Chubb Ltd.	46,691	5,930,691
CNA Financial Corp.	8,976	410,024
CNO Financial Group, Inc.	23,153	440,833
Direct Line Insurance Group PLC (United Kingdom)	310,385	1,400,665
First American Financial Corp.	10,586	547,508

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
FNF Group	4,487	$168,801
Hannover Rueck SE (Germany)	2,596	322,740
Hanover Insurance Group, Inc. (The)	3,360	401,722
Korean Reinsurance Co. (South Korea)	13,510	143,479
Markel Corp.*	545	590,971
Marsh & McLennan Cos., Inc.	89,335	7,322,790
MetLife, Inc.	59,994	2,615,738
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	7,723	1,623,708
Old Republic International Corp.	13,104	260,901
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	72,500	663,931
Progressive Corp. (The)	32,620	1,929,473
Prudential PLC (United Kingdom)	171,936	3,919,505
RSA Insurance Group PLC (United Kingdom)	228,874	2,046,890
Sampo OYJ (Finland) (Class A Stock)	42,739	2,081,421
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	4,450	1,054,386
Steadfast Group Ltd. (Australia)	86,125	178,988
Suncorp Group Ltd. (Australia)	143,708	1,549,819
Tokio Marine Holdings, Inc. (Japan)	38,900	1,819,868
Willis Towers Watson PLC	32,757	4,965,961
Zurich Insurance Group AG (Switzerland)	10,883	3,218,430

		61,620,658

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.*(a)	14,384	24,449,923
Booking Holdings, Inc.*	6,129	12,424,035
Ctrip.com International Ltd. (China), ADR*(a)	26,471	1,260,814
Despegar.com Corp. (Argentina)*	1,795	37,641
Groupon, Inc.*	713	3,066
Netflix, Inc.*	8,855	3,466,113
Ocado Group PLC (United Kingdom)*	22,563	304,925
Shop Apotheke Europe NV (Netherlands), 144A*(a)	3,954	204,940
Wayfair, Inc. (Class A Stock)*(a)	5,410	642,492
Zalando SE (Germany), 144A*	4,669	260,213

		43,054,162

Internet Software & Services — 3.6%
2U, Inc.*(a)	5,948	497,015
58.com, Inc. (China), ADR*	14,491	1,004,806
Alibaba Group Holding Ltd. (China), ADR*(a)	54,372	10,087,637
Alphabet, Inc. (Class A Stock)*	2,430	2,743,932
Alphabet, Inc. (Class C Stock)*	10,288	11,477,807
Baozun, Inc. (China), ADR*(a)	3,720	203,483
Blucora, Inc.*	10,500	388,499
Cornerstone OnDemand, Inc.*	74	3,510
DeNA Co. Ltd. (Japan)	54,400	1,018,679
Facebook, Inc. (Class A Stock)*	89,892	17,467,814
Gogo, Inc.*(a)	28,510	138,559
IAC/InterActiveCorp*	1,130	172,314
j2 Global, Inc.	5,650	489,347
Just Eat PLC (United Kingdom)*	51,877	531,971
Kakaku.com, Inc. (Japan)	10,500	236,439
Mail.Ru Group Ltd. (Russia), GDR*	21,632	627,327

SEE NOTES TO FINANCIAL STATEMENTS.

A396

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Internet Software & Services (continued)
MercadoLibre, Inc. (Argentina)(a)	1,779	$531,796
Mercari, Inc. (Japan)*	3,700	151,556
NAVER Corp. (South Korea)	3,296	2,255,468
Netcompany Group A/S (Denmark), 144A*	5,915	216,669
NEXTDC Ltd. (Australia)*	33,636	187,705
Pandora Media, Inc.*(a)	31,658	249,465
Quotient Technology, Inc.*	25,700	336,670
Scout24 AG (Germany), 144A	43,729	2,314,539
Shopify, Inc. (Canada) (Class A Stock)*	4,397	641,196
Takeaway.com NV (Netherlands), 144A*	7,146	477,064
Tencent Holdings Ltd. (China)	140,700	7,065,307
Trade Desk, Inc. (The) (Class A Stock)*(a)	4,400	412,720
Wise Talent Information Technology Co. Ltd. (China)*	86,200	357,079
Wix.com Ltd. (Israel)*	4,100	411,229
Yahoo Japan Corp. (Japan)(a)	285,100	944,498
YY, Inc. (China), ADR*	8,400	843,948
Zillow Group, Inc. (Class A Stock)*	8,850	528,788
Zillow Group, Inc. (Class C Stock)*(a)	320	18,899

		65,033,735

IT Services — 3.3%
Accenture PLC (Class A Stock)	19,871	3,250,697
Adyen NV (Netherlands), 144A*	217	119,548
Amadeus IT Group SA (Spain)	36,037	2,833,681
Automatic Data Processing, Inc.	10,614	1,423,762
Black Knight, Inc.*	22,292	1,193,737
Booz Allen Hamilton Holding Corp.	29,986	1,311,288
CACI International, Inc. (Class A Stock)*	1,340	225,857
CSG Systems International, Inc.	8,642	353,199
EPAM Systems, Inc.*	7,753	963,930
Fidelity National Information Services, Inc.	41,561	4,406,713
First Data Corp. (Class A Stock)*	23,700	496,041
First Derivatives PLC (United Kingdom)	9,828	603,172
Fiserv, Inc.*	28,045	2,077,854
FleetCor Technologies, Inc.*	10,856	2,286,816
Fujitsu Ltd. (Japan)	190,000	1,149,788
Global Dominion Access SA (Spain), 144A*	4,885	26,371
Global Payments, Inc.	12,399	1,382,365
Hexaware Technologies Ltd. (India)	53,711	359,410
Indra Sistemas SA (Spain)*	106,458	1,269,927
Jack Henry & Associates, Inc.	2,431	316,905
Keywords Studios PLC (Ireland)	15,273	358,891
Leidos Holdings, Inc.	10,080	594,720
Mastercard, Inc. (Class A Stock)	46,074	9,054,462
MAXIMUS, Inc.	8,010	497,501
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*	15,490	429,848
PayPal Holdings, Inc.*	41,482	3,454,206
Syntel, Inc.*	6,950	223,026
TravelSky Technology Ltd. (China) (Class H Stock)	107,000	310,582
Visa, Inc. (Class A Stock)(a)	99,655	13,199,305
WEX, Inc.*	3,140	598,107
Wipro Ltd. (India)	126,405	482,097
Wirecard AG (Germany)	12,090	1,934,649
Worldpay, Inc. (Class A Stock)*	12,905	1,055,371

		58,243,826

COMMON STOCKS (continued)	Shares	Value
Leisure Products — 0.2%
American Outdoor Brands Corp.*	12,600	$151,577
Brunswick Corp.	7,685	495,529
Polaris Industries, Inc.(a)	4,204	513,645
Sega Sammy Holdings, Inc. (Japan)	40,100	686,330
Spin Master Corp. (Canada), 144A*	11,800	523,198
Thule Group AB (Sweden), 144A	13,114	325,055

		2,695,334

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	68,137	4,213,592
Bio-Techne Corp.	2,933	433,937
Cambrex Corp.*	5,450	285,035
Charles River Laboratories International, Inc.*	4,910	551,197
Eurofins Scientific SE (Luxembourg)	795	440,916
Illumina, Inc.*	77	21,505
Syneos Health, Inc.*	5,510	258,419
Tecan Group AG (Switzerland)	2,340	567,881
Thermo Fisher Scientific, Inc.	32,669	6,767,057

		13,539,539

Machinery — 1.1%
Aalberts Industries NV (Netherlands)	6,125	292,595
Aida Engineering Ltd. (Japan)	15,400	149,377
Aumann AG (Germany), 144A	3,081	189,937
Colfax Corp.*	9,879	302,791
Douglas Dynamics, Inc.	6,925	332,400
Escorts Ltd. (India)	24,000	305,679
Fortive Corp.	29,054	2,240,354
Fujitec Co. Ltd. (Japan)	28,900	355,663
GEA Group AG (Germany)	42,913	1,445,235
Gima TT SpA (Italy), 144A	11,176	183,537
Graco, Inc.	9,423	426,108
Illinois Tool Works, Inc.	14,443	2,000,933
Konecranes OYJ (Finland)	6,082	249,568
Lincoln Electric Holdings, Inc.(a)	5,915	519,100
Lonking Holdings Ltd. (China)	797,000	365,007
Manitowoc Co., Inc. (The)*	27	698
METAWATER Co. Ltd. (Japan)	8,800	255,452
Middleby Corp. (The)*(a)	4,265	445,351
Miura Co. Ltd. (Japan)	8,800	213,531
Nabtesco Corp. (Japan)(a)	7,400	227,364
Norma Group SE (Germany)	5,650	386,028
Obara Group, Inc. (Japan)	7,400	421,366
Omega Flex, Inc.	3,130	247,614
Oshkosh Corp.	6,744	474,238
PACCAR, Inc.	10,223	633,417
Proto Labs, Inc.*	4,420	525,759
Spirax-Sarco Engineering PLC (United Kingdom)	2,903	248,942
Stanley Black & Decker, Inc.	25,984	3,450,935
Timken Co. (The)	9,200	400,660
Toro Co. (The)	9,200	554,300
Trinity Industries, Inc.	15,300	524,178
Wabash National Corp.	12,400	231,384
WABCO Holdings, Inc.*	4,035	472,176
Wabtec Corp.(a)	6,615	652,107
Welbilt, Inc.*	17,710	395,110

		20,118,894

SEE NOTES TO FINANCIAL STATEMENTS.

A397

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Marine — 0.1%
Kirby Corp.*	6,116	$511,298
SITC International Holdings Co. Ltd. (China)	340,000	378,776

		890,074

Media — 1.5%
A.H. Belo Corp. (Class A Stock)	21,967	103,245
Altice USA, Inc. (Class A Stock)	17,713	302,186
Ascential PLC (United Kingdom)	134,241	799,121
Astro Malaysia Holdings Bhd (Malaysia)	707,800	278,229
Charter Communications, Inc. (Class A Stock)*(a)	8,811	2,583,473
Cineworld Group PLC (United Kingdom)	147,345	514,281
Comcast Corp. (Class A Stock)	112,056	3,676,557
Criteo SA (France), ADR*	11,400	374,490
Daily Journal Corp.*(a)	830	191,066
Dish TV India Ltd. (India)*	207,698	217,407
Ebiquity PLC (United Kingdom)	50,773	44,558
Eutelsat Communications SA (France)	33,466	692,588
Gannett Co., Inc.(a)	24,900	266,430
Liberty Broadband Corp. (Class C Stock)*	5,640	427,061
Liberty Global PLC (United Kingdom) (Class A Stock)*	30,691	845,230
Liberty Global PLC (United Kingdom) (Class C Stock)*	42,369	1,127,439
Liberty Latin America Ltd. (Chile) (Class A Stock)*	9,292	177,663
Liberty Latin America Ltd. (Chile) (Class C Stock)*(a)	53,338	1,033,690
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	5,401	190,709
Liberty Media Corp.-Liberty Formula One (Class C Stock)*(a)	11,963	444,186
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	6,610	297,781
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	33,349	1,512,711
Live Nation Entertainment, Inc.*	12,600	611,982
Omnicom Group, Inc.(a)	11,793	899,452
oOh!media Ltd. (Australia)*	20,816	76,189
oOh!media Ltd. (Australia), (ASE)(a)	47,876	175,232
Publicis Groupe SA (France)	15,722	1,078,884
Sirius XM Holdings, Inc.(a)	109,071	738,411
Tele Columbus AG (Germany), 144A*	23,142	160,135
Twenty-First Century Fox, Inc. (Class A Stock)	30,927	1,536,763
Twenty-First Century Fox, Inc. (Class B Stock)	56,450	2,781,292
Walt Disney Co. (The)	14,185	1,486,730
WPP PLC (United Kingdom)	49,285	774,345
YouGov PLC (United Kingdom)	50,343	312,423

		26,731,939

Metals & Mining — 0.6%
Acerinox SA (Spain)	16,394	216,620
Antofagasta PLC (Chile)	48,923	635,617
Compass Minerals International, Inc.(a)	3,830	251,823
Franco-Nevada Corp. (Canada), (NYSE)(a)	9,382	685,074
Franco-Nevada Corp. (Canada), (XTSE)	13,916	1,015,662
Hitachi Metals Ltd. (Japan)	172,400	1,787,579

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
JFE Holdings, Inc. (Japan)	38,400	$725,288
MMC Norilsk Nickel PJSC (Russia), ADR	62,547	1,122,719
Reliance Steel & Aluminum Co.	5,685	497,665
Royal Gold, Inc.	2,780	258,095
South32 Ltd. (Australia)	899,094	2,400,873
Steel Dynamics, Inc.	7,800	358,410
Sumitomo Metal Mining Co. Ltd. (Japan)	7,700	293,884
United States Steel Corp.	11,000	382,250

		10,631,559

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	24,710	459,359
Annaly Capital Management, Inc.	65,531	674,314
Apollo Commercial Real Estate Finance, Inc.(a)	14,055	256,925
Cherry Hill Mortgage Investment Corp.	10,000	178,599
CYS Investments, Inc.	43,859	328,943
Ellington Residential Mortgage REIT(a)	10,322	112,510
Granite Point Mortgage Trust, Inc.	15,981	293,251
MTGE Investment Corp.	18,784	368,166
Redwood Trust, Inc.(a)	19,815	326,353
Sutherland Asset Management Corp.	12,408	201,630
Two Harbors Investment Corp.	8,550	135,090

		3,335,140

Multiline Retail — 0.3%
Dollar General Corp.	36,122	3,561,629
Next PLC (United Kingdom)	14,751	1,174,160
Tokmanni Group Corp. (Finland)	17,575	145,529

		4,881,318

Multi-Utilities — 0.5%
Black Hills Corp.(a)	3,695	226,171
DTE Energy Co.	24,487	2,537,588
NiSource, Inc.	45,458	1,194,636
Sempra Energy	46,206	5,364,979

		9,323,374

Oil, Gas & Consumable Fuels — 3.1%
Apache Corp.	2,534	118,465
BP PLC (United Kingdom), ADR	75,067	3,427,559
Canadian Natural Resources Ltd. (Canada), (NYSE)	48,949	1,765,590
Canadian Natural Resources Ltd. (Canada), (XTSE)	53,700	1,938,208
Cheniere Energy, Inc.*	390	25,424
Chevron Corp.	33,897	4,285,598
CNOOC Ltd. (China)	599,000	1,026,414
Concho Resources, Inc.*	16,066	2,222,731
ConocoPhillips	14,582	1,015,199
Delek US Holdings, Inc.	1,871	93,868
Diamondback Energy, Inc.	6,819	897,176
Energen Corp.*	5,356	390,024
Eni SpA (Italy)	129,866	2,407,897
EOG Resources, Inc.	24,372	3,032,608
Exxon Mobil Corp.	37,317	3,087,235
Gulfport Energy Corp.*	17,566	220,805
Inpex Corp. (Japan)	82,200	853,720
Kosmos Energy Ltd. (Ghana)*	44,466	367,734
Matador Resources Co.*(a)	16,300	489,815

SEE NOTES TO FINANCIAL STATEMENTS.

A398

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	30,421	$2,545,629
Panhandle Oil & Gas, Inc. (Class A Stock)	11,300	215,830
Parsley Energy, Inc. (Class A Stock)*	15,400	466,312
Petronet LNG Ltd. (India)	134,993	432,946
Phillips 66	23,770	2,669,609
Plains GP Holdings LP (Class A Stock)*	36,493	872,548
Renewable Energy Group, Inc.*(a)	20,019	357,339
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	102,657	1,131,480
SM Energy Co.(a)	12,531	321,921
Targa Resources Corp.	9,190	454,813
TOTAL SA (France)	110,307	6,698,485
TOTAL SA (France), ADR	44,608	2,701,460
TransCanada Corp. (Canada)	153,323	6,623,554
Valero Energy Corp.	12,087	1,339,602
YPF SA (Argentina), ADR	11,198	152,069
Zion Oil & Gas, Inc.*(a)	103,900	421,315

		55,070,982

Paper & Forest Products — 0.0%
Daio Paper Corp. (Japan)	20,300	282,341
Quintis Ltd. (Australia)*^(a)	93,801	7

		282,348

Personal Products — 0.1%
Edgewell Personal Care Co.*	4,020	202,849
LG Household & Health Care Ltd. (South Korea)	928	1,162,851
Natural Health Trends Corp.	6,060	151,621
Nu Skin Enterprises, Inc. (Class A Stock)	3,577	279,686
Oriflame Holding AG (Switzerland)	5,140	165,048

		1,962,055

Pharmaceuticals — 2.8%
Ampio Pharmaceuticals, Inc.*	91,700	201,739
Astellas Pharma, Inc. (Japan)	190,100	2,893,053
AstraZeneca PLC (United Kingdom), ADR(a)	82,900	2,910,619
Bayer AG (Germany)	57,631	6,329,252
Chugai Pharmaceutical Co. Ltd. (Japan)	24,900	1,303,778
CSPC Pharmaceutical Group Ltd. (China)	118,000	354,331
GlaxoSmithKline PLC (United Kingdom), ADR	78,378	3,159,417
Intra-Cellular Therapies, Inc.*	13,240	233,951
Johnson & Johnson	17,094	2,074,186
Laboratorios Farmaceuticos Rovi SA (Spain)	10,516	192,766
Medicines Co. (The)*	6,800	249,560
Merck & Co., Inc.	80,098	4,861,949
Merck KGaA (Germany)	13,140	1,279,146
Novartis AG (Switzerland)	35,058	2,655,677
Pacira Pharmaceuticals, Inc.*	4,695	150,475
Pfizer, Inc.	259,345	9,409,037
Roche Holding AG (Switzerland)	20,418	4,529,900
Sanofi (France)	36,583	2,936,138
Sino Biopharmaceutical Ltd. (Hong Kong)	240,000	366,530
Supernus Pharmaceuticals, Inc.*(a)	4,550	272,318
Takeda Pharmaceutical Co. Ltd. (Japan)	46,900	1,972,994
Theravance Biopharma, Inc.*(a)	9,090	206,161

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Torrent Pharmaceuticals Ltd. (India)	10,913	$223,000
Zoetis, Inc.	23,634	2,013,380

		50,779,357

Professional Services — 0.3%
ALS Ltd. (Australia)	63,982	356,693
CBIZ, Inc.*	13,051	300,173
CoStar Group, Inc.*	1,656	683,315
DKSH Holding AG (Switzerland)	5,725	402,488
DLH Holdings Corp.*	13,730	75,240
Equifax, Inc.	14,509	1,815,221
Exponent, Inc.	4,700	227,010
IHS Markit Ltd.*	672	34,668
Intertrust NV (Netherlands), 144A	10,141	179,844
ManpowerGroup, Inc.	5,471	470,834
Persol Holdings Co. Ltd. (Japan)	34,000	757,193
TeamLease Services Ltd. (India)*	5,956	257,575
TransUnion	2,940	210,622

		5,770,876

Real Estate Management & Development — 0.6%
ADO Properties SA (Germany), 144A	3,552	193,072
Aedas Homes SAU (Spain), 144A*	12,420	441,129
Altus Group Ltd. (Canada)	10,700	238,556
China Overseas Land & Investment Ltd. (China)	328,000	1,076,562
CK Asset Holdings Ltd. (Hong Kong)	189,884	1,503,181
Emaar Properties PJSC (United Arab Emirates)	491,152	659,071
Hongkong Land Holdings Ltd. (Hong Kong)	187,000	1,336,850
Iguatemi Empresa de Shopping Centers SA (Brazil)	18,800	150,322
Instone Real Estate Group BV (Germany), 144A*(a)	11,391	299,457
Jones Lang LaSalle, Inc.	2,336	387,753
Mitsui Fudosan Co. Ltd. (Japan)	23,900	575,710
PSP Swiss Property AG (Switzerland)	13,185	1,222,330
Realogy Holdings Corp.(a)	12,074	275,287
REX Holdings, Inc. (Class A Stock)	4,200	220,290
RMR Group, Inc. (The) (Class A Stock)	2,474	194,085
St. Joe Co. (The)*(a)	18,600	333,870
Sumitomo Realty & Development Co. Ltd. (Japan)	33,000	1,215,224

		10,322,749

Road & Rail — 0.3%
Canadian Pacific Railway Ltd. (Canada), (NYSE)	1,326	242,685
Canadian Pacific Railway Ltd. (Canada), (XTSE)	5,999	1,099,364
CSX Corp.	8,582	547,360
Hertz Global Holdings, Inc.*	10,207	156,575
Kansas City Southern	11,091	1,175,202
Old Dominion Freight Line, Inc.	266	39,623
Union Pacific Corp.	12,285	1,740,539

		5,001,348

Semiconductors & Semiconductor Equipment — 1.9%
AIXTRON SE (Germany)*(a)	45,835	589,858
Amkor Technology, Inc.*	633	5,437

SEE NOTES TO FINANCIAL STATEMENTS.

A399

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ams AG (Austria)*	4,324	$320,668
Applied Materials, Inc.	33,117	1,529,674
ASML Holding NV (Netherlands), (AEX)	8,335	1,649,372
ASML Holding NV (Netherlands), (XNGS)	116	22,965
Broadcom, Inc.	17,650	4,282,595
Cree, Inc.*(a)	8,304	345,197
Cypress Semiconductor Corp.	26,629	414,880
DB HiTek Co. Ltd. (South Korea)	11,766	206,692
Disco Corp. (Japan)	3,900	663,948
Infineon Technologies AG (Germany)	31,854	809,134
Integrated Device Technology, Inc.*	15,700	500,516
IQE PLC (United Kingdom)*(a)	452,977	607,176
Lam Research Corp.	79	13,655
LEENO Industrial, Inc. (South Korea)	2,922	164,966
Marvell Technology Group Ltd.	26,600	570,303
Maxim Integrated Products, Inc.	33,021	1,937,012
MaxLinear, Inc.*	13,700	213,583
Microchip Technology, Inc.(a)	20,316	1,847,740
Monolithic Power Systems, Inc.	3,352	448,062
NVIDIA Corp.	1,926	456,269
NXP Semiconductors NV (Netherlands)*	13,932	1,522,350
Realtek Semiconductor Corp. (Taiwan)	52,000	188,942
Renesas Electronics Corp. (Japan)*	76,500	747,850
Silergy Corp. (China)	14,000	340,191
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	604,000	4,289,052
Texas Instruments, Inc.	79,551	8,770,498
Ultra Clean Holdings, Inc.*	12,600	209,160
Xilinx, Inc.	1,975	128,889
Xperi Corp.	12,600	202,860

		33,999,494

Software — 3.7%
ACI Worldwide, Inc.*	19,300	476,131
Activision Blizzard, Inc.	9,546	728,551
Aspen Technology, Inc.*	268	24,854
CDK Global, Inc.	9,360	608,867
Cyient Ltd. (India)	35,063	392,161
Dell Technologies, Inc. (Class V Stock)*	9,300	786,594
Descartes Systems Group, Inc. (The) (Canada)*	8,300	270,406
Digimarc Corp.*(a)	9,890	265,052
Douzone Bizon Co. Ltd. (South Korea)	7,261	403,516
Electronic Arts, Inc.*	13,573	1,914,064
Ellie Mae, Inc.*(a)	4,770	495,317
Finjan Holdings, Inc.*	64,650	219,810
Globant SA*	6,668	378,676
Guidewire Software, Inc.*(a)	4,401	390,721
Intuit, Inc.	19,895	4,064,648
Manhattan Associates, Inc.*(a)	9,053	425,582
Microsoft Corp.	321,684	31,721,260
Nuance Communications, Inc.*	25,245	350,527
Pegasystems, Inc.	7,400	405,520
Pivotal Software, Inc. (Class A Stock)*	12,510	303,618
PTC, Inc.*	4,453	417,736
Red Hat, Inc.*	8,210	1,103,178
salesforce.com, Inc.*	34,528	4,709,619
Sea Ltd. (Thailand), ADR*(a)	56,900	853,500
ServiceNow, Inc.*	18,212	3,141,024

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Snap, Inc. (Class A Stock)*(a)	27,480	$359,713
Sophos Group PLC (United Kingdom), 144A	41,289	347,182
Splunk, Inc.*	6,237	618,149
SS&C Technologies Holdings, Inc.	16,203	840,936
Symantec Corp.	82,707	1,707,900
Synopsys, Inc.*	26,866	2,298,924
Tableau Software, Inc. (Class A Stock)*	5,288	516,902
Take-Two Interactive Software, Inc.*	1,591	188,311
Ultimate Software Group, Inc. (The)*	2,648	681,357
VMware, Inc. (Class A Stock)*(a)	10,781	1,584,484
WANdisco PLC (United Kingdom)*	22,124	325,406
Workday, Inc. (Class A Stock)*	11,255	1,363,206
Zynga, Inc. (Class A Stock)*	124,816	508,001

		66,191,403

Specialty Retail — 1.1%
Burlington Stores, Inc.*	3,692	555,757
CarMax, Inc.*(a)	6,590	480,213
Chow Sang Sang Holdings International Ltd. (Hong Kong)	75,000	144,482
Dick’s Sporting Goods, Inc.	5,628	198,387
Dixons Carphone PLC (United Kingdom)	415,110	1,018,688
Dufry AG (Switzerland)*	2,428	308,800
Francesca’s Holdings Corp.*	1,659	12,525
GNC Holdings, Inc. (Class A Stock)*(a)	19,064	67,105
GrandVision NV (Netherlands), 144A	14,435	323,670
Hikari Tsushin, Inc. (Japan)	2,600	456,298
Home Depot, Inc. (The)	27,178	5,302,428
Kingfisher PLC (United Kingdom)	402,817	1,575,258
L Brands, Inc.	3,473	128,084
Michaels Cos., Inc. (The)*	11,490	220,263
Monro, Inc.(a)	5,820	338,142
Office Depot, Inc.	71,342	181,922
O’Reilly Automotive, Inc.*	53	14,499
RH*(a)	3,212	448,716
Ross Stores, Inc.	68,618	5,815,376
SMCP SA (France), 144A*	12,336	352,622
Tractor Supply Co.	8,701	665,539
Ulta Beauty, Inc.*	407	95,018
Vivo Energy PLC (Morocco), 144A*	102,737	200,777
VT Holdings Co. Ltd. (Japan)	39,200	206,049
XXL ASA (Norway), 144A(a)	24,841	200,805
Yellow Hat Ltd. (Japan)	8,300	244,969

		19,556,392

Technology Hardware, Storage & Peripherals — 0.7%
3D Systems Corp.*	126	1,740
Apple, Inc.	40,034	7,410,694
NCR Corp.*	10,884	326,302
Samsung Electronics Co. Ltd. (South Korea)	101,791	4,263,982
Xaar PLC (United Kingdom)	47,965	151,000

		12,153,718

Textiles, Apparel & Luxury Goods — 0.5%
Asics Corp. (Japan)(a)	57,500	970,663
Brunello Cucinelli SpA (Italy)	5,370	239,119
Burberry Group PLC (United Kingdom)	103,105	2,930,298
Canada Goose Holdings, Inc. (Canada)*	5,300	311,905

SEE NOTES TO FINANCIAL STATEMENTS.

A400

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Carter’s, Inc.	4,430	$480,168
Columbia Sportswear Co.	3,120	285,386
Hanesbrands, Inc.(a)	71,384	1,571,876
Luthai Textile Co. Ltd. (China) (Class B Stock)	159,376	182,720
Moncler SpA (Italy)	8,847	401,433
NIKE, Inc. (Class B Stock)	11,331	902,854
Pacific Textiles Holdings Ltd. (Hong Kong)	163,000	138,422
Skechers U.S.A., Inc. (Class A Stock)*	15,860	475,959
Ted Baker PLC (United Kingdom)	6,491	184,196

		9,074,999

Thrifts & Mortgage Finance — 0.3%
Aruhi Corp. (Japan)	4,500	93,957
Hingham Institution for Savings	1,200	263,640
Housing Development Finance Corp. Ltd. (India)	98,236	2,737,305
Kentucky First Federal Bancorp	600	5,070
LendingTree, Inc.*(a)	1,760	376,288
New York Community Bancorp, Inc.(a)	34,596	381,940
Ocwen Financial Corp.*	39,518	156,491
PNB Housing Finance Ltd. (India), 144A	15,595	257,148
Radian Group, Inc.	24,680	400,310
Severn Bancorp, Inc.	726	6,280
TFS Financial Corp.	26,700	421,059
Waterstone Financial, Inc.	19,860	338,613

		5,438,101

Tobacco — 0.9%
British American Tobacco PLC (United Kingdom)	111,081	5,595,521
Japan Tobacco, Inc. (Japan)(a)	92,700	2,590,633
KT&G Corp. (South Korea)	9,306	894,166
Philip Morris International, Inc.	74,863	6,044,439
Vector Group Ltd.(a)	6,794	129,630

		15,254,389

Trading Companies & Distributors — 0.4%
AeroCentury Corp.*	5,670	89,870
Ahlsell AB (Sweden), 144A	42,766	251,730
Brenntag AG (Germany)	3,900	216,691
Hanwa Co. Ltd. (Japan)	7,700	293,130
HD Supply Holdings, Inc.*	11,857	508,547
Herc Holdings, Inc.*	4,702	264,911
Huttig Building Products, Inc.*(a)	32,750	155,563
IMCD NV (Netherlands)	5,405	361,446
Rexel SA (France)	86,613	1,243,341
Sumitomo Corp. (Japan)	254,900	4,180,316

		7,565,545

Transportation Infrastructure — 0.0%
DP World Ltd. (United Arab Emirates)	25,462	586,091

Water Utilities — 0.1%
American States Water Co.	7,575	432,987
American Water Works Co., Inc.	14,296	1,220,592
Artesian Resources Corp. (Class A Stock)	5,210	201,992
California Water Service Group	11,370	442,862

		2,298,433

COMMON STOCKS (continued)	Shares	Value
Wireless Telecommunication Services — 0.4%
Sarana Menara Nusantara Tbk PT (Indonesia)	16,272,000	$704,050
Shenandoah Telecommunications Co.	10,600	346,620
T-Mobile US, Inc.*	27,909	1,667,563
Vodafone Group PLC (United Kingdom)	708,687	1,716,645
Vodafone Group PLC (United Kingdom), ADR	96,246	2,339,740

		6,774,618

TOTAL COMMON STOCKS (cost $1,181,853,204)		1,309,365,137

PREFERRED STOCKS — 0.2%
Biotechnology — 0.0%
Grifols SA (Spain) (Class B Stock) (PRFC)	656	14,147

Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 6.123%(a)	17,347	990,514

Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co., CVT, 6.125%	9,335	577,370

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	314,000	268,975

Multi-Utilities — 0.0%
Sempra Energy, CVT, 6.000%	3,903	402,829

Waste Disposable — 0.0%
Fortive Corp., CVT, 5.000%	378	387,675

TOTAL PREFERRED STOCKS (cost $2,455,171)		2,641,510

	Units
RIGHTS* — 0.0%
Banks
Intesa Sanpaolo SpA, expiring 07/17/18 (cost $0)	235,214	—

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.6%
Automobiles — 0.2%
AmeriCredit Automobile Receivables Trust,
Series 2014-4, Class D
3.070%	11/09/20	250	250,567
Series 2015-4, Class A3
1.700%	07/08/20	95	94,529
Series 2017-1, Class A3
1.870%	08/18/21	50	49,628
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-2A, Class A, 144A
2.720%	11/20/22	485	473,423
BMW Vehicle Lease Trust,
Series 2017-2, Class A3
2.070%	10/20/20	105	103,914
CarMax Auto Owner Trust,
Series 2017-4, Class A3
2.110%	10/17/22	70	68,937
Series 2018-2, Class A3

SEE NOTES TO FINANCIAL STATEMENTS.

A401

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
2.980%	01/17/23	220	$219,890
Enterprise Fleet Financing LLC,
Series 2015-1, Class A3, 144A
1.740%	09/20/20	113	112,459
Series 2017-1, Class A2, 144A
2.130%	07/20/22	149	148,599
GM Financial Consumer Automobile Receivables Trust,
Series 2018-2, Class A3
2.810%	12/16/22	330	328,933
GMF Floorplan Owner Revolving Trust,
Series 2017-1, Class A1, 144A
2.220%	01/18/22	130	128,559
Hyundai Auto Receivables Trust,
Series 2018-A, Class A3
2.790%	07/15/22	165	164,453
Santander Drive Auto Receivables Trust,
Series 2015-2, Class C
2.440%	04/15/21	283	283,336
Series 2018-2, Class B
3.030%	09/15/22	225	224,528
Santander Retail Auto Lease Trust,
Series 2017-A, Class A3, 144A
2.220%	01/20/21	310	306,648
Wheels SPV 2 LLC,
Series 2016-1A, Class A2, 144A
1.590%	05/20/25	78	77,209
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%	09/15/21	141	139,814
Series 2018-A, Class A2
2.190%	05/17/21	410	408,301

			3,583,727

Collateralized Loan Obligations — 0.1%
Allegro CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR, 3 Month LIBOR + 0.840%, 144A
3.200%(c)	07/25/27	645	644,870
Betony CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 1.080%, 144A
3.189%(c)	04/30/31	355	354,999
CIFC Funding Ltd. (Cayman Islands),
Series 2015-5A, Class A1R, 3 Month LIBOR + 0.860%, 144A
3.220%(c)	10/25/27	420	419,727
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 3 Month LIBOR + 0.790%, 144A
3.120%(c)	11/15/26	475	472,875
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 0.850%, 144A
3.111%(c)	07/15/27	250	249,616
OZLM Ltd. (Cayman Islands),
Series 2014-8A, Class A1AR, 3 Month LIBOR + 1.130%, 144A
3.483%(c)	10/17/26	250	249,958

			2,392,045

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.0%
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	100	$98,761
Synchrony Credit Card Master Note Trust,
Series 2017-2, Class A
2.620%	10/15/25	155	150,887

			249,648

Equipment — 0.1%
CNH Equipment Trust,
Series 2017-C, Class A3
2.080%	02/15/23	245	240,777
GreatAmerica Leasing Receivables Funding LLC,
Series 2017-1, Class A3, 144A
2.060%	06/22/20	100	99,381
Series 2018-1, Class A3, 144A
2.600%	06/15/21	135	133,935
MMAF Equipment Finance LLC,
Series 2017-B, Class A3, 144A
2.210%	10/17/22	355	347,772
Volvo Financial Equipment LLC,
Series 2017-1A, Class A3, 144A
1.920%	03/15/21	50	49,489

			871,354

Other — 0.1%
Arbys Funding LLC,
Series 2015-1A, Class A2, 144A
4.969%	10/30/45	195	194,462
DB Master Finance LLC,
Series 2015-1A, Class A2II, 144A
3.980%	02/20/45	184	184,301
Series 2017-1A, Class A2I, 144A
3.629%	11/20/47	224	219,847
Diamond Resorts Owner Trust,
Series 2014-1, Class A, 144A
2.540%	05/20/27	22	22,009
Driven Brands Funding LLC,
Series 2018-1A, Class A2, 144A
4.739%	04/20/48	115	115,777
Elara HGV Timeshare Issuer LLC,
Series 2017-A, Class A, 144A
2.690%	03/25/30	119	116,853
Hardee’s Funding LLC,
Series 2018-1A, Class AI, 144A
4.250%	06/20/48	155	154,689
Series 2018-1A, Class AII, 144A
4.959%	06/20/48	380	382,715
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, 144A
3.610%	07/30/47	134	133,109
MVW Owner Trust,
Series 2014-1A, Class A, 144A
2.250%	09/22/31	33	32,008
Sierra Timeshare Receivables Funding LLC,
Series 2014-2A, Class A, 144A
2.050%(cc)	06/20/31	12	12,287

SEE NOTES TO FINANCIAL STATEMENTS.

A402

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Other (continued)
Series 2014-3A, Class A, 144A
2.300%	10/20/31	16	$15,761
Sonic Capital LLC,
Series 2018-1A, Class A2, 144A
4.026%	02/20/48	50	49,442
Verizon Owner Trust,
Series 2017-1A, Class C, 144A
2.650%	09/20/21	490	483,646
Wendys Funding LLC,
Series 2015-1A, Class A2II, 144A
4.080%	06/15/45	146	147,502
Series 2018-1A, Class A2I, 144A
3.573%	03/15/48	114	111,281

			2,375,689

Residential Mortgage-Backed Securities — 0.1%
Mill City Mortgage Loan Trust,
Series 2016-1, Class A1, 144A
2.500%(cc)	04/25/57	61	60,287
Series 2018-1, Class A1, 144A
3.250%(cc)	05/25/62	335	333,416
Towd Point Mortgage Trust,
Series 2015-4, Class A1B, 144A
2.750%(cc)	04/25/55	53	52,150
Series 2016-1, Class A1B, 144A
2.750%(cc)	02/25/55	84	82,774
Series 2016-2, Class A1A, 144A
2.750%(cc)	08/25/55	75	73,199
Series 2016-3, Class A1, 144A
2.250%(cc)	04/25/56	76	74,479
Series 2017-6, Class A1, 144A
2.750%(cc)	10/25/57	405	394,983
Series 2018-1, Class A1, 144A
3.000%(cc)	01/25/58	131	129,877

			1,201,165

Student Loans — 0.0%
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 144A
2.490%	06/15/27	84	83,187
Series 2018-B, Class A2A, 144A
3.600%	01/15/37	250	250,920

			334,107

TOTAL ASSET-BACKED SECURITIES (cost $11,074,044)			11,007,735

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 1 Month LIBOR + 0.930%, 144A
3.003%(c)	12/15/36	395	394,502
BX Trust,
Series 2018-GW, Class A, 1 Month LIBOR + 0.800%, 144A
2.700%(c)	05/15/35	255	255,095

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CGGS Commercial Mortgage Trust,
Series 2018-WSS, Class A, 1 Month LIBOR + 0.900%, 144A
2.973%(c)	02/15/37	450	$449,763
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	50	50,551
Series 2014-GC25, Class A1
1.485%	10/10/47	3	2,870
Series 2015-GC27, Class A5
3.137%	02/10/48	235	228,951
Series 2016-GC36, Class A5
3.616%	02/10/49	400	399,284
Series 2017-P7, Class AS
3.915%	04/14/50	195	195,417
Commercial Mortgage Trust,
Series 2014-CR20, Class A1
1.324%	11/10/47	13	12,605
Series 2014-LC15, Class B
4.599%(cc)	04/10/47	20	20,105
Series 2014-UBS2, Class A1
1.298%	03/10/47	3	2,623
Series 2014-UBS4, Class A1
1.309%	08/10/47	2	2,096
Series 2014-UBS4, Class C
4.781%(cc)	08/10/47	240	236,914
Series 2015-CR26, Class A4
3.630%	10/10/48	400	398,228
Series 2015-LC21, Class A4
3.708%	07/10/48	260	260,439
Series 2015-PC1, Class A5
3.902%	07/10/50	190	191,966
Series 2017-PANW, Class A, 144A
3.244%	10/10/29	370	360,882
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023, Class A1
1.583%	04/25/22	42	41,010
Series K025, Class A1
1.875%	04/25/22	12	11,731
Series K057, Class A1
2.206%	06/25/25	156	149,157
Series K068, Class A1
2.952%	02/25/27	191	189,402
Series K716, Class A1
2.413%	01/25/21	35	35,149
GS Mortgage Securities Trust,
Series 2014-GC24, Class A1
1.509%	09/10/47	63	62,775
Series 2014-GC26, Class A5
3.629%	11/10/47	245	245,850
Series 2018-GS9, Class A4
3.992%(cc)	03/10/51	180	183,044
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(cc)	04/15/47	30	30,666
Series 2014-C22, Class A1
1.451%	09/15/47	4	3,643

SEE NOTES TO FINANCIAL STATEMENTS.

A403

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-C23, Class A1
1.650%	09/15/47	3	$3,294
Series 2015-C31, Class A3
3.801%	08/15/48	150	151,593
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class A4
3.144%	06/15/49	110	105,857
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A1
1.268%	07/15/47	2	1,957
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, Class A1
1.294%	06/15/47	1	1,050
Series 2014-C17, Class A5
3.741%	08/15/47	115	116,077
Series 2014-C17, Class B
4.464%(cc)	08/15/47	60	60,398
Series 2015-C27, Class AS
4.068%	12/15/47	265	268,840
Series 2016-C30, Class A5
2.860%	09/15/49	75	70,536
RETL,
Series 2018-RVP, Class A, 1 Month LIBOR + 1.100%, 144A
3.173%(c)	03/15/33	207	208,059
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class A4
3.096%	06/15/49	270	259,319
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	40	40,298

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,885,787)			5,701,996

CORPORATE BONDS — 4.9%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	03/15/22	120	120,960
4.200%	04/15/24	35	35,207
Omnicom Group, Inc./Omnicom Capital, Inc.,
Gtd. Notes
3.600%	04/15/26	150	143,534
3.650%	11/01/24	125	121,410
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	82,110

			503,221

Aerospace & Defense — 0.1%
General Dynamics Corp.,
Gtd. Notes
2.875%	05/11/20	650	649,294
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25	40	39,221

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.550%	01/15/26		300	$294,833

				983,348

Agriculture — 0.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
2.764%	08/15/22		285	273,285
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	07/20/18		200	199,960

				473,245

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28		76	74,567
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25		391	398,712
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.750%	06/17/21		13	13,963
Delta Air Lines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.250%	01/30/25		125	124,835
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		345	342,728
3.800%	04/19/23		230	227,286
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23		18	18,219
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24		103	103,424
United Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.450%	01/07/30		190	183,185
United Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.100%	04/07/30		190	177,506

				1,664,425

Auto Manufacturers — 0.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
1.450%	09/13/19		250	245,624
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	02/12/21		415	403,114
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.979%	08/03/22	(a)	350	337,123
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18		60	60,114

SEE NOTES TO FINANCIAL STATEMENTS.

A404

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19	55	$55,052
3.150%	01/15/20	440	439,228
Harley-Davidson Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
3.550%	05/21/21	500	501,203
Hyundai Capital America,
Sr. Unsec’d. Notes, MTN, 144A
3.450%	03/12/21	565	560,565
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.300%	05/10/19	225	222,400
1.950%	02/27/20	135	132,934
3.100%	05/10/21	410	410,901
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.950%	04/13/21	475	472,552

			3,840,810

Auto Parts & Equipment — 0.0%
Aptiv PLC,
Gtd. Notes
3.150%	11/19/20	115	114,165
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24	25	25,066

			139,231

Banks — 1.4%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.100%	01/18/19	200	199,271
Sub. Notes, 144A
4.750%	07/28/25	200	198,843
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.200%	07/17/20	200	196,017
2.750%	01/22/21	410	402,751
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23	400	379,564
3.848%	04/12/23	400	391,197
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	190	183,781
Sr. Unsec’d. Notes, MTN
2.650%	04/01/19	115	114,878
3.550%	03/05/24	450	445,393
3.824%	01/20/28	600	585,268
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%
2.985%(c)	06/25/22	450	449,519
Sub. Notes, MTN
4.200%	08/26/24	10	10,052
4.450%	03/03/26	225	225,521
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
3.100%	04/13/21	505	502,983

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
3.125%	04/20/21	595	$591,928
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.650%	01/11/21	780	762,532
BPCE SA (France),
Gtd. Notes, MTN, 144A
3.000%	05/22/22	250	241,465
Sub. Notes, MTN, 144A
4.500%	03/15/25	200	194,978
4.875%	04/01/26	200	198,377
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes
1.450%	05/10/19	250	247,287
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	820	795,415
Capital One NA,
Sr. Unsec’d. Notes
1.850%	09/13/19	350	345,063
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.350%	08/02/21	205	198,022
3.887%	01/10/28	1,095	1,060,546
4.075%	04/23/29	350	343,403
5.875%	01/30/42	25	28,877
Citizens Bank NA,
Sr. Unsec’d. Notes, MTN
2.500%	03/14/19	250	249,433
2.550%	05/13/21	250	243,812
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	30	29,008
Sub. Notes
4.300%	12/03/25	129	128,171
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, MTN, 144A
5.000%	10/15/19	100	102,577
Sub. Notes, 144A
4.500%	12/09/25	250	248,113
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes
3.125%	04/26/21	335	333,716
Credit Agricole SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/24/23	585	573,152
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%	12/14/23	575	550,071
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
2.200%	03/02/20	350	344,087
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	30	30,397
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/25/19	175	173,790

SEE NOTES TO FINANCIAL STATEMENTS.

A405

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
3.000%	04/26/22		685	$669,177
3.750%	05/22/25		125	121,870
Sub. Notes
4.250%	10/21/25		475	468,036
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%	03/13/23		375	367,321
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22		200	196,247
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22		200	184,598
3.375%	01/12/23		200	183,839
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.125%	01/23/25		125	119,539
3.559%	04/23/24		250	247,658
3.782%	02/01/28		355	346,357
3.882%	07/24/38		310	286,314
Sub. Notes
3.375%	05/01/23		775	756,945
4.250%	10/01/27		175	173,720
KeyBank NA,
Sr. Unsec’d. Notes
3.350%	06/15/21	(a)	520	520,755
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes
2.125%	03/07/22		400	389,542
2.750%	07/15/20		530	530,286
Manufacturers & Traders Trust Co.,
Sub. Notes
3.400%	08/17/27		250	241,700
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.375%	07/23/19		150	149,125
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		500	465,113
3.971%	07/22/38		190	176,050
4.300%	01/27/45		170	160,848
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.125%	05/29/20		375	367,462
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22		25	24,222
PNC Bank NA,
Sr. Unsec’d. Notes
3.500%	06/08/23		385	385,557
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22		335	333,010
Regions Bank,
Sr. Unsec’d. Notes
2.250%	09/14/18		250	249,880
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
2.150%	03/15/19		45	44,846

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%	06/25/24	600	$600,430
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	09/10/19	50	49,613
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes, GMTN
1.950%	07/23/18	250	249,939
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, MTN
3.350%	05/24/21	525	525,767
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
1.450%	09/06/18	225	224,584
1.750%	07/23/18	195	194,958
Sr. Unsec’d. Notes, MTN
3.250%	06/11/21	400	399,881
Sub. Notes
3.625%	09/15/31	35	32,939
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	50	49,459
UBS AG (Switzerland),
Sr. Unsec’d. Notes, MTN, 144A
4.500%	06/26/48	420	428,217
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21	200	196,943
4.125%	09/24/25	200	198,602
United Overseas Bank Ltd. (Singapore),
Sr. Unsec’d. Notes, MTN, 144A
3.200%	04/23/21	600	598,538
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	910	884,917
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	70	69,772
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20	450	442,741

			25,606,575

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	265	259,420
4.900%	02/01/46	350	359,932
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
2.550%	09/15/26	320	280,081
Maple Escrow Subsidiary, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21	260	260,230

			1,159,663

SEE NOTES TO FINANCIAL STATEMENTS.

A406

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Biotechnology — 0.1%
Baxalta, Inc.,
Gtd. Notes
2.875%	06/23/20	75	$74,146
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	60	59,905
Celgene Corp.,
Sr. Unsec’d. Notes
3.550%	08/15/22	155	153,821
3.900%	02/20/28	425	402,149
4.625%	05/15/44	185	171,722
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/19	200	197,569
3.250%	09/01/22	55	54,683

			1,113,995

Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	30	28,904
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	500	482,710
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	75	68,093

			579,707

Chemicals — 0.1%
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	250	234,439
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	80	77,592
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
3.400%	12/03/20	200	200,654
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20	335	333,784

			846,469

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.800%	11/01/18	25	24,996
3.850%	11/15/24	10	9,949
George Washington University (The),
Unsec’d. Notes
3.545%	09/15/46	60	54,403
4.300%	09/15/44	75	76,946
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	77,763
Northwestern University,
Unsec’d. Notes
3.812%	12/01/50	550	549,911

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Commercial Services (continued)
President & Fellows of Harvard College,
Unsec’d. Notes
3.150%	07/15/46	425	$383,792
3.619%	10/01/37	35	34,932
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27	35	32,300
4.125%	02/02/26	30	29,664

			1,274,656

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
1.900%	02/07/20	250	246,841
3.200%	05/11/27	955	921,072
3.250%	02/23/26	450	439,243
DXC Technology Co.,
Sr. Unsec’d. Notes
2.875%	03/27/20	205	203,532
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18	87	87,126
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	130	128,364

			2,026,178

Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23	385	370,055
3.500%	05/26/22	150	146,722
4.125%	07/03/23	250	248,657
AIG Global Funding,
Sr. Sec’d. Notes, 144A
2.150%	07/02/20	145	142,102
3.350%	06/25/21	325	325,474
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	220	214,194
3.625%	04/01/27	150	137,528
American Express Co.,
Sr. Unsec’d. Notes
2.200%	10/30/20	250	244,246
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	50	49,988
Sr. Unsec’d. Notes, MTN
2.200%	03/03/20	325	320,736
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	75	71,614
3.850%	11/21/22	355	353,479
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20	60	59,517
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.900%	03/15/21	575	570,723

SEE NOTES TO FINANCIAL STATEMENTS.

A407

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Visa, Inc.,
Sr. Unsec’d. Notes
4.150%	12/14/35		360	$373,024

				3,628,059

Electric — 0.4%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44		35	35,360
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23		360	360,759
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48		590	540,733
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44		25	26,379
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20		35	34,487
Sr. Unsec’d. Notes
2.500%	12/01/19		110	109,044
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		55	49,537
3.750%	09/01/46		45	39,636
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46		175	161,058
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.750%	04/06/23		500	465,298
Eversource Energy,
Sr. Unsec’d. Notes
3.300%	01/15/28		105	99,813
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	(a)	400	379,908
5.150%	12/01/20		25	25,838
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31		235	304,573
Florida Power & Light Co.,
First Mortgage
4.125%	06/01/48	(a)	450	454,857
Georgia Power Co.,
Sr. Unsec’d. Notes
2.000%	09/08/20		350	341,895
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22		370	356,322
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28		370	369,947
Mississippi Power Co.,
Sr. Unsec’d. Notes
3.950%	03/30/28		385	381,223

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Ohio Power Co.,
Sr. Unsec’d. Notes
6.600%	03/01/33	295	$377,294
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.050%	03/15/19	350	360,039
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23	270	262,112
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	140	137,532
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	35	35,574
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, MTN, 144A
2.250%	05/04/20	350	343,334
3.750%	05/02/23	500	500,014
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	50	51,367
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	150	149,512
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	250	238,875

			6,992,320

Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	85	84,719
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26	125	123,174
5.875%	06/15/20	25	25,978
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19	100	99,740

			333,611

Engineering & Construction — 0.0%
SBA Tower Trust,
Mortgage, 144A
2.877%	07/10/46	90	87,423
2.898%	10/11/44	160	158,986

			246,409

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	155	146,904
5.500%	09/15/19	25	25,746

			172,650

SEE NOTES TO FINANCIAL STATEMENTS.

A408

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Foods — 0.1%
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.947%	11/02/26		250	$229,840
Kraft Heinz Foods Co.,
Gtd. Notes
4.000%	06/15/23		800	797,617

				1,027,457

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
3.875%	11/02/27		200	185,499
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22		17	17,575
4.800%	06/15/44		25	24,234
West Fraser Timber Co. Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
4.350%	10/15/24		90	88,360

				315,668

Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	(a)	295	282,082
3.950%	03/30/48	(a)	235	217,318
Sr. Unsec’d. Notes, 144A
3.650%	06/15/23		265	264,729

				764,129

Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18		215	214,722

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.400%	11/30/23		140	138,128
4.750%	11/30/36		185	194,841
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27		360	340,777
Medtronic Global Holdings SCA,
Gtd. Notes
1.700%	03/28/19		400	397,433
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45		150	159,007
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26		150	138,573

				1,368,759

Healthcare-Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45		175	199,166

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Services (continued)
Anthem, Inc.,
Sr. Unsec’d. Notes
2.500%	11/21/20	135	$132,709
4.650%	01/15/43	55	53,193
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	200	196,097
Unsec’d. Notes
4.185%	11/15/45	125	127,118
Cigna Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/25	800	752,244
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48	490	497,753
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	75	74,562
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.200%	07/01/55	75	76,991
NYU Langone Hospitals,
Sec’d. Notes
4.784%	07/01/44	135	147,724
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes
3.930%	10/01/48	850	814,570
Stanford Health Care,
Unsec’d. Notes
3.795%	11/15/48	250	240,027
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	200	195,765
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/22	40	39,457

			3,547,376

Insurance — 0.3%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, MTN, 144A
3.200%	03/11/25	200	192,073
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	15	14,909
4.125%	02/15/24	50	50,230
Aon PLC,
Gtd. Notes
4.750%	05/15/45	75	74,059
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	04/20/23	135	133,937
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	200	195,723
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	29,562

SEE NOTES TO FINANCIAL STATEMENTS.

A409

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Insurance (continued)
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	475	$474,922
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24	50	50,486
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	450	449,994
Lincoln National Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/28	490	468,208
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	30	29,654
3.500%	06/03/24	460	455,324
4.350%	01/30/47	25	24,868
MassMutual Global Funding II,
Sec’d. Notes, MTN, 144A
1.950%	09/22/20	400	389,137
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
1.350%	09/14/18	430	429,081
2.050%	06/12/20	150	146,969
New York Life Global Funding,
Sec’d. Notes, 144A
1.500%	10/24/19	85	83,416
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	35	34,697
3.400%	05/15/25	120	117,038
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	575	549,891
4.900%	09/15/44	70	73,688
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21	70	68,926
Voya Financial, Inc.,
Gtd. Notes
3.125%	07/15/24	380	358,972
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	180	173,951

			5,069,715

Internet — 0.1%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
4.000%	12/06/37	200	185,170
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	140	134,895
3.875%	08/22/37	220	214,745
4.950%	12/05/44	235	260,779
5.200%	12/03/25	230	252,842
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19	200	199,160

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Internet (continued)
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.600%	06/01/26	125	$121,638
3.650%	03/15/25	75	73,352
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26	220	224,090
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, MTN, 144A
2.985%	01/19/23	200	194,458

			1,861,129

Iron/Steel — 0.0%
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
5.200%	07/15/21	145	148,604
Nucor Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/28	450	448,835

			597,439

Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23	85	83,660

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.350%	01/08/21	310	304,566
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	390	387,191

			691,757

Media — 0.1%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	10/15/25	30	29,392
4.500%	02/15/21	25	25,679
5.650%	08/15/20	30	31,478
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24	500	499,508
4.908%	07/23/25	305	308,015
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	25	25,834
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.500%	03/16/23	155	153,360
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	20	18,503
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,000
5.000%	02/01/20	35	35,731
6.550%	05/01/37	28	29,704

SEE NOTES TO FINANCIAL STATEMENTS.

A410

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media (continued)
6.750%	07/01/18	15	$15,000
6.750%	06/15/39	30	31,982
8.250%	04/01/19	35	36,303
8.750%	02/14/19	10	10,334

			1,260,823

Mining — 0.0%
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
3.625%	06/09/21	35	34,948
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
3.750%	06/15/25	100	100,582

			135,530

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22	292	286,094

Oil & Gas — 0.2%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.768%	09/19/19	220	217,261
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23	500	482,402
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	200	192,729
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	90	86,575
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	185	178,678
Nabors Industries, Inc.,
Gtd. Notes
5.500%	01/15/23	75	72,188
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	175	171,017
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, MTN, 144A
4.300%	05/20/23	200	197,619
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.375%	03/13/22	300	307,650
5.500%	06/27/44	440	371,140
Shell International Finance BV (Netherlands),
Gtd. Notes
1.375%	05/10/19	300	296,811
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.600%	12/01/24	100	98,775
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	50	48,037
3.700%	03/15/28	260	245,714

			2,966,596

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
2.450%	12/15/20		220	$215,253
3.650%	09/15/24		30	29,472

				244,725

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26		55	51,356
3.600%	05/14/25		220	213,072
4.500%	05/14/35		200	194,655
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.500%	06/25/21		230	230,457
CVS Health Corp.,
Sr. Unsec’d. Notes
3.125%	03/09/20		505	504,348
5.050%	03/25/48		315	320,574
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	(a)	375	367,812
3.300%	02/25/21		150	149,450
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25		10	10,188
4.600%	06/01/44		35	36,491
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23		260	244,607
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21		175	167,598
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19		510	497,877

				2,988,485

Pipelines — 0.1%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27		70	68,601
Boardwalk Pipelines LP,
Gtd. Notes
4.450%	07/15/27		50	48,551
4.950%	12/15/24		60	61,083
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20		90	89,628
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	10/01/23		65	65,212
4.250%	12/01/26		55	54,501
Sub. Notes
6.000%	01/15/77		115	108,100

SEE NOTES TO FINANCIAL STATEMENTS.

A411

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (continued)
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19	25	$24,756
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46	45	41,767
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	150	145,216
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26	130	119,771
Williams Partners LP,
Sr. Unsec’d. Notes
5.100%	09/15/45	165	162,979

			990,165

Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.450%	04/30/25	595	569,298
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.625%	11/15/27	535	501,170
4.125%	07/01/24	50	49,748
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26	75	72,338
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22	45	44,836
3.900%	03/15/27	70	66,172
4.125%	06/15/26	115	111,309
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21	30	29,965
3.700%	06/15/26	200	188,584
4.750%	05/15/47	85	80,127
Essex Portfolio LP,
Gtd. Notes
3.375%	04/15/26	230	218,363
4.500%	03/15/48	350	338,669
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	160	149,825
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	200	192,004
4.250%	08/15/29	100	97,815
4.375%	10/01/25	40	40,056
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.300%	02/01/25	145	137,376
6.875%	10/01/19	250	260,903
Regency Centers LP,
Gtd. Notes
4.125%	03/15/28	150	148,278

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24		100	$97,594
VEREIT Operating Partnership LP,
Gtd. Notes
3.950%	08/15/27		195	181,654
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20		200	199,602

				3,775,686

Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.625%	04/21/19		265	263,017
3.125%	04/21/26		70	65,120
3.750%	06/01/27	(a)	550	528,991
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27		250	236,207
4.625%	09/15/21		50	51,651
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19		200	199,768
4.375%	03/15/23		45	44,464
4.450%	02/15/25		10	9,665
4.850%	04/01/24		105	104,211
Walmart, Inc.,
Sr. Unsec’d. Notes
3.400%	06/26/23		650	654,838

				2,157,932

Semiconductors — 0.1%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.850%	03/12/20		260	258,725
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.200%	01/15/21		265	256,619
3.000%	01/15/22		565	549,553
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
3.922%	06/01/21		190	190,316

				1,255,213

Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
4.250%	05/15/28		740	736,963
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35		150	157,728
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23		500	471,653

				1,366,344

SEE NOTES TO FINANCIAL STATEMENTS.

A412

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications — 0.1%
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42	25	$24,529
3.663%	05/15/45	50	48,971
3.720%	07/15/43	160	160,133
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	45	44,002
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.272%	01/15/36	175	161,437
5.150%	09/15/23	625	664,689
5.250%	03/16/37	200	205,400
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24	555	550,257

			1,859,418

Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	208,249
JB Hunt Transport Services, Inc.,
Gtd. Notes
2.400%	03/15/19	25	24,937
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43	80	74,414

			307,600

Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	15	14,818
3.250%	09/15/26	375	346,230
3.500%	03/15/28	280	258,654
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.500%	06/15/19	30	29,834
3.200%	07/15/20	150	149,630

			799,166

TOTAL CORPORATE BONDS (cost $89,428,881)			87,520,160

MUNICIPAL BONDS — 0.3%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.907%	10/01/50	430	628,729
California State Public Works Board,
Revenue Bonds
7.804%	03/01/35	200	276,459
Northern California Power Agency,
Revenue Bonds
7.311%	06/01/40	200	264,578
San Jose Redevelopment Agency Successor Agency,
Tax Allocation
3.375%	08/01/34	165	157,877

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
California (continued)
State of California,
General Obligation Unlimited
7.500%	04/01/34	120	$168,539
7.625%	03/01/40	100	147,483
University of California,
Revenue Bonds
4.131%	05/15/45	15	15,254

			1,658,919

Florida — 0.0%
State Board of Administration Finance Corp.,
Revenue Bonds
2.638%	07/01/21	175	173,366

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds
6.655%	04/01/57	599	749,619

Illinois — 0.1%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd.
5.720%	12/01/38	410	507,465

Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	289,421

New York — 0.0%
New York State Dormitory Authority,
Revenue Bonds
3.879%	07/01/46	375	366,653
Port Authority of New York & New Jersey,
Revenue Bonds
5.310%	08/01/46	50	54,213

			420,866

North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	150	153,342

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds
2.388%	12/01/23	220	204,985

Wisconsin — 0.0%
State of Wisconsin,
Revenue Bonds
3.954%	05/01/36	250	253,360

TOTAL MUNICIPAL BONDS (cost $4,424,706)			4,411,343

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
COLT Mortgage Loan Trust,
Series 2017-1, Class A1, 144A
2.614%(cc)	05/27/47	86	86,174
Series 2018-1, Class A1, 144A
2.930%(cc)	02/25/48	165	164,243

SEE NOTES TO FINANCIAL STATEMENTS.

A413

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust,
Series 2018-1A, Class A1, 144A
2.976%(cc)	12/25/57	229	$227,802
Fannie Mae Connecticut Avenue Securities,
Series 2016-C03, Class 1M1, 1 Month LIBOR + 2.000%
4.091%(c)	10/25/28	24	24,462
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.541%(c)	01/25/29	38	38,502
Series 2018-C03, Class 1M1, 1 Month LIBOR + 0.680%
2.771%(c)	10/25/30	222	221,824
Fannie Mae REMICS,
Series 2018-44, Class PC
4.000%	06/25/44	203	207,652
Freddie Mac REMICS,
Series 4604, Class FH, 1 Month LIBOR + 0.500%
2.573%(c)	08/15/46	13	13,502
Series 4621, Class FK, 1 Month LIBOR + 0.500%
2.573%(c)	10/15/46	68	68,672
Series 4623, Class EF, 1 Month LIBOR + 0.450%
2.523%(c)	10/15/46	43	42,871
Series 4623, Class MF, 1 Month LIBOR + 0.500%
2.573%(c)	10/15/46	42	42,637
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA3, Class M2, 1 Month LIBOR + 2.850%
4.941%(c)	04/25/28	155	160,804
Series 2016-HQA1, Class M2, 1 Month LIBOR + 2.750%
4.841%(c)	09/25/28	221	226,223
Series 2016-HQA3, Class M1, 1 Month LIBOR + 0.800%
2.891%(c)	03/25/29	83	83,154
Series 2018-DNA1, Class M1, 1 Month LIBOR + 0.450%
2.541%(c)	07/25/30	387	385,732
Series 2018-SPI2, Class M1, 144A
3.820%(cc)	05/25/48	330	330,109
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, 144A
3.500%(cc)	11/25/57	206	202,842
Government National Mortgage Assoc.,
Series 2017-184, Class JH
3.000%	12/20/47	204	201,686
Series 2018-8, Class DA
3.000%	11/20/47	141	141,001
Seasoned Credit Risk Transfer Trust,
Series 2016-1, Class M1, 144A
3.000%(cc)	09/25/55	54	52,564
Sequoia Mortgage Trust,
Series 2018-CH1, Class A11, 144A
3.500%(cc)	02/25/48	314	310,550
Series 2018-CH2, Class A3, 144A
4.000%(cc)	06/25/48	576	581,909
Verus Securitization Trust,
Series 2018-INV1, Class A1, 144A
3.626%(cc)	03/25/58	274	274,427

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,088,910)			4,089,342

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS — 0.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
5.603%	07/20/20	200	$207,440
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	199,799
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.875%	05/05/21	400	411,349
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26	350	347,200
4.750%	03/08/44	100	92,789
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	73,500
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	145	139,925
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	225	222,432
2.200%	07/26/22	500	482,805
3.300%	03/15/28	355	354,349
Sr. Unsec’d. Notes, MTN, 144A
1.750%	08/26/20	200	195,233
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	25	24,025
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	250	247,429
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	695	706,486
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.550%	02/12/21	585	579,170
3.000%	07/16/18	150	150,026
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	08/25/21	100	99,300
Unsec’d. Notes
3.500%	07/29/20	325	329,570
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	100	102,527

TOTAL SOVEREIGN BONDS (cost $5,040,256)			4,965,354

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%
Federal Home Loan Bank
1.000%	09/26/19	325	319,373
Federal Home Loan Mortgage Corp.
2.500%	06/01/30	340	330,670
3.000%	01/01/27	33	32,730
3.000%	02/01/30	55	54,448

SEE NOTES TO FINANCIAL STATEMENTS.

A414

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	08/01/43	196	$191,797
3.500%	03/01/42	5	5,436
3.500%	12/01/42	132	132,773
3.500%	07/01/43	85	84,794
3.500%	01/01/44	192	192,478
3.500%	03/01/45	383	382,752
3.500%	03/01/46	335	334,806
4.000%	09/01/40	3	3,182
4.000%	12/01/40	48	48,965
4.000%	02/01/41	55	56,564
4.000%	04/01/42	8	8,433
4.000%	06/01/42	25	25,695
4.000%	11/01/45	215	220,136
4.500%	05/01/40	22	22,660
4.500%	10/01/41	164	172,499
4.500%	05/01/42	78	82,287
5.000%	07/01/35	37	39,314
5.000%	09/01/39	7	7,796
5.500%	06/01/36	44	47,213
6.000%	08/01/34	27	29,884
6.000%	01/01/38	9	9,759
Federal National Mortgage Assoc.
1.000%	08/28/19	850	836,098
1.250%	08/17/21	630	602,771
1.500%	02/28/20	130	127,803
2.000%	07/01/28	19	18,317
2.500%	TBA	260	252,688
2.500%	05/01/30	51	50,010
2.500%	11/01/31	653	636,195
2.500%	05/01/32	201	196,094
2.500%	10/01/32	100	96,987
2.500%	02/01/43	25	23,989
2.500%	08/01/46	74	69,163
2.500%	10/01/46	145	136,296
3.000%	TBA	2,480	2,402,403
3.000%	TBA	230	228,650
3.000%	12/01/27	13	13,238
3.000%	10/01/28	32	31,774
3.000%	03/01/30	93	92,809
3.000%	08/01/32	133	132,446
3.000%	09/01/32	177	176,417
3.000%	10/01/32	991	986,138
3.000%	09/01/33	18	17,911
3.000%	11/01/36	193	190,467
3.000%	11/01/36	171	168,888
3.000%	11/01/36	40	39,202
3.000%	12/01/36	49	48,198
3.000%	10/01/37	691	681,141
3.000%	01/01/43	56	54,547
3.000%	05/01/43	259	253,169
3.000%	05/01/43	38	36,999
3.000%	05/01/43	3	2,925
3.000%	03/01/46	567	550,316
3.000%	06/01/46	363	352,229
3.000%	09/01/46	58	56,665
3.000%	10/01/46	758	735,603
3.000%	10/01/46	709	688,847

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	10/01/46	469	$455,839
3.000%	10/01/46	108	104,646
3.000%	11/01/46	1,872	1,818,374
3.000%	11/01/46	403	390,873
3.000%	11/01/46	266	257,942
3.000%	11/01/46	232	225,556
3.000%	11/01/46	185	180,063
3.000%	11/01/46	131	127,113
3.000%	11/01/46	58	56,745
3.000%	11/01/46	39	37,871
3.000%	11/01/46	26	25,343
3.000%	12/01/46	193	187,799
3.000%	12/01/46	186	180,811
3.000%	12/01/46	186	180,450
3.000%	12/01/46	123	119,352
3.000%	12/01/46	32	30,837
3.000%	01/01/47	124	120,910
3.500%	TBA	2,140	2,129,933
3.500%	TBA	545	551,514
3.500%	11/01/32	269	273,783
3.500%	02/01/35	22	21,894
3.500%	01/01/36	196	198,598
3.500%	06/01/38	139	140,155
3.500%	10/01/41	23	23,190
3.500%	07/01/42	70	70,323
3.500%	07/01/42	63	63,241
3.500%	03/01/43	57	56,523
3.500%	06/01/43	34	34,084
3.500%	06/01/43	22	22,021
3.500%	07/01/43	143	143,518
3.500%	09/01/43	78	78,022
3.500%	01/01/44	628	627,925
3.500%	01/01/44	142	141,867
3.500%	03/01/44	36	35,765
3.500%	07/01/44	140	139,775
3.500%	04/01/45	248	247,782
3.500%	04/01/45	43	43,320
3.500%	04/01/45	1	1,389
3.500%	05/01/45	112	112,428
3.500%	06/01/45	136	135,890
3.500%	07/01/45	238	238,053
3.500%	09/01/45	252	251,620
3.500%	11/01/45	239	238,974
3.500%	11/01/45	54	53,769
3.500%	11/01/45	53	52,513
3.500%	12/01/45	974	972,445
3.500%	12/01/45	508	507,609
3.500%	12/01/45	377	378,781
3.500%	01/01/46	422	421,232
3.500%	01/01/46	175	175,066
3.500%	04/01/46	173	172,680
3.500%	06/01/46	446	445,498
3.500%	06/01/46	275	275,980
3.500%	08/01/46	472	471,250
3.500%	09/01/46	627	626,175
3.500%	01/01/47	1,504	1,501,025
3.500%	03/01/47	1,150	1,148,047
3.500%	03/01/47	251	250,407

SEE NOTES TO FINANCIAL STATEMENTS.

A415

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	04/01/47	559		$558,108
3.500%	04/01/48	790		787,100
4.000%	TBA	1,775		1,809,616
4.000%	11/01/40	401		410,865
4.000%	11/01/40	67		69,243
4.000%	12/01/40	16		16,945
4.000%	02/01/41	104		106,467
4.000%	02/01/41	88		90,479
4.000%	02/01/41	43		44,433
4.000%	02/01/41	35		35,857
4.000%	01/01/42	39		39,848
4.000%	08/01/42	77		79,198
4.000%	01/01/43	29		30,092
4.000%	06/01/45	981		1,002,408
4.000%	07/01/45	837		854,620
4.000%	09/01/45	389		396,995
4.000%	09/01/45	60		61,879
4.000%	09/01/45	22		22,437
4.000%	10/01/45	195		199,221
4.000%	11/01/45	20		20,696
4.000%	12/01/45	45		46,046
4.000%	01/01/46	60		61,038
4.000%	02/01/46	500		509,678
4.000%	03/01/46	55		56,137
4.000%	07/01/46	118		120,371
4.000%	08/01/46	750		765,293
4.000%	09/01/46	632		646,983
4.000%	09/01/46	18		18,369
4.000%	12/01/46	18		18,602
4.000%	02/01/47	164		167,168
4.000%	08/01/47	918		937,240
4.000%	08/01/47	723		739,151
4.000%	02/01/48	162		164,889
4.000%	07/01/48	1,760		1,796,786
4.500%	TBA	4,395		4,576,332
4.500%	08/01/24	8		7,970
4.500%	01/01/27	9		8,947
4.500%	09/01/35	37		38,245
4.500%	12/01/39	8		8,573
4.500%	03/01/40	17		18,011
4.500%	08/01/40	90		95,072
4.500%	10/01/40	40		41,904
4.500%	05/01/41	20		20,815
4.500%	01/01/44	156		163,834
4.500%	04/01/44	73		76,362
4.500%	03/01/46	277		289,476
4.500%	06/01/47	123		128,032
4.500%	07/01/47	100		104,340
4.500%	05/01/48	439		459,674
5.000%	TBA	560		593,214
5.000%	04/01/19	—	(r)	269
5.000%	10/01/33	17		18,169
5.000%	11/01/33	4		4,562
5.000%	11/01/33	4		4,528
5.000%	10/01/34	7		7,115
5.000%	04/01/35	3		2,909
5.000%	07/01/35	15		16,517
5.000%	07/01/35	11		11,953

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	07/01/35	3	$3,721
5.000%	10/01/35	21	22,535
5.000%	09/01/40	729	782,087
5.000%	07/01/41	249	266,906
5.000%	02/01/42	42	45,516
5.000%	05/01/42	35	37,441
5.000%	07/01/42	80	85,800
5.000%	05/01/48	174	184,656
5.500%	TBA	265	284,150
5.500%	04/01/34	9	9,636
5.500%	02/01/35	21	22,416
5.500%	11/01/35	41	44,740
5.500%	01/01/36	8	8,405
5.500%	07/01/36	41	44,552
5.500%	08/01/37	964	1,045,294
5.500%	08/01/37	50	53,843
5.500%	05/01/44	682	739,696
6.000%	02/01/34	146	161,389
6.000%	04/01/35	10	11,108
6.000%	04/01/35	9	10,168
6.000%	03/01/37	35	38,139
6.000%	01/01/40	7	8,287
6.500%	11/01/36	15	16,372
Government National Mortgage Assoc.
2.500%	10/20/42	30	28,497
2.500%	01/20/43	13	12,444
2.500%	05/20/43	156	150,068
2.500%	09/20/46	556	527,371
3.000%	08/20/43	40	39,473
3.000%	04/20/46	86	84,650
3.000%	08/20/46	206	202,484
3.000%	09/20/46	357	350,311
3.000%	11/20/46	566	555,145
3.000%	12/20/46	89	87,186
3.000%	04/20/47	479	469,478
3.000%	05/20/47	235	230,108
3.000%	07/20/47	2,789	2,732,098
3.500%	01/15/42	14	13,996
3.500%	03/20/42	36	36,158
3.500%	05/20/42	13	13,142
3.500%	06/20/42	17	17,255
3.500%	08/20/42	29	29,456
3.500%	09/20/42	76	77,115
3.500%	12/20/42	14	13,813
3.500%	01/20/43	97	98,429
3.500%	02/20/43	32	32,793
3.500%	03/20/43	40	39,683
3.500%	05/20/43	27	27,746
3.500%	07/20/43	25	25,735
3.500%	09/20/43	137	138,147
3.500%	10/15/43	68	68,148
3.500%	02/20/45	17	16,929
3.500%	10/20/45	19	19,342
3.500%	02/20/46	73	73,484
3.500%	02/20/46	54	53,795
3.500%	03/20/46	636	640,096
3.500%	04/20/46	1,184	1,190,427

SEE NOTES TO FINANCIAL STATEMENTS.

A416

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	06/20/46	188	$189,487
3.500%	02/20/47	431	432,763
4.000%	02/15/41	8	8,277
4.000%	03/15/41	9	8,991
4.000%	10/20/41	64	66,431
4.000%	04/20/42	44	45,507
4.000%	02/20/44	54	55,643
4.000%	01/20/46	107	110,707
4.000%	05/20/46	133	137,174
4.000%	05/20/47	1,928	1,980,130
4.000%	07/20/47	387	398,205
4.000%	08/20/47	894	916,624
4.500%	TBA	2,515	2,614,049
4.500%	05/20/40	32	34,000
4.500%	01/20/41	46	47,970
4.500%	09/15/45	41	43,523
4.500%	01/20/46	52	54,771
4.500%	07/20/47	527	548,382
4.500%	08/20/47	936	973,636
4.500%	09/20/47	273	283,436
5.000%	TBA	1,400	1,469,746
5.000%	05/20/33	14	14,579
5.000%	12/20/34	11	11,550
5.000%	04/15/39	9	9,594
5.000%	09/15/39	4	4,535
5.000%	12/15/39	16	17,353
5.000%	01/15/40	16	17,055
5.000%	02/15/40	7	7,577
5.000%	05/20/40	22	23,131
5.000%	06/15/40	14	15,239
5.000%	06/20/40	19	20,902
5.000%	08/20/40	6	6,660
5.000%	11/20/42	36	38,294
5.000%	07/20/47	719	755,521
5.000%	08/20/47	79	83,118
5.000%	09/20/47	591	620,699
5.000%	10/20/47	369	387,271
5.000%	11/20/47	197	207,387
5.000%	12/20/47	601	631,249
5.000%	01/20/48	294	309,401
5.000%	02/20/48	281	295,407
5.000%	04/20/48	95	100,104
5.500%	08/20/38	15	16,494

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $78,190,241)			77,213,937

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Bonds
2.250%	08/15/46	2,565	2,209,106
2.500%	02/15/45	325	296,321
2.500%	02/15/46	295	268,208
2.500%	05/15/46	345	313,492
2.750%	11/15/42	135	129,864
2.750%	08/15/47	3,285	3,134,737
2.875%	08/15/45	520	509,620
2.875%	11/15/46	400	391,641
3.000%	11/15/44	60	60,244

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
3.000%	11/15/45		225	$225,791
3.000%	05/15/47		755	757,212
3.125%	11/15/41		4,770	4,901,734
3.125%	02/15/43		240	246,384
3.375%	05/15/44		690	739,459
3.500%	02/15/39		3,140	3,420,883
4.250%	05/15/39		400	482,516
4.500%	02/15/36		485	593,026
4.500%	05/15/38		3,240	4,016,208
5.375%	02/15/31		30	37,905
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/20		63	66,666
0.125%	04/15/21		75	78,030
0.125%	04/15/22		300	302,627
0.125%	07/15/22		136	145,667
0.125%	07/15/24		152	155,862
0.250%	01/15/25		205	210,855
0.375%	07/15/23		1	1,067
0.375%	07/15/25		276	286,338
0.375%	01/15/27		105	105,786
0.375%	07/15/27		98	97,625
0.500%	01/15/28		63	62,588
0.625%	07/15/21		68	75,854
0.625%	04/15/23		132	132,864
0.625%	01/15/24		195	209,055
0.625%	01/15/26		72	75,487
0.625%	02/15/43		182	187,641
0.750%	02/15/45		51	52,618
0.875%	02/15/47		20	20,857
1.000%	02/15/46		78	84,486
1.000%	02/15/48		10	10,499
1.250%	07/15/20		162	189,090
1.750%	01/15/28		6	8,361
1.875%	07/15/19		72	85,830
2.000%	01/15/26		18	24,892
2.125%	02/15/40		17	24,326
2.125%	02/15/41		29	41,993
2.500%	01/15/29		205	281,027
3.625%	04/15/28		20	38,729
3.875%	04/15/29		18	35,153
U.S. Treasury Notes
1.125%	02/28/21		310	298,266
1.125%	08/31/21		655	624,885
1.250%	03/31/21		425	409,760
1.375%	04/30/20		45	44,079
1.500%	06/15/20	(k)	930	911,727
1.625%	08/31/22		5,080	4,865,092
1.625%	04/30/23		1,635	1,553,378
1.750%	12/31/20		405	396,789
1.750%	11/30/21		190	184,389
1.750%	05/31/22		2,515	2,426,877
1.875%	01/31/22		855	831,755
1.875%	03/31/22		3,755	3,647,190
2.000%	11/30/22		70	67,938
2.125%	08/15/21		2,660	2,618,853
2.125%	12/31/22		17,055	16,626,626
2.125%	02/29/24		1,530	1,477,884
2.250%	11/15/24		1,025	991,768
2.250%	02/15/27		1,660	1,584,068
2.250%	11/15/27		3,915	3,721,544

SEE NOTES TO FINANCIAL STATEMENTS.

A417

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
2.625%	08/15/20	6,970	$6,978,985
2.875%	05/15/28	2,645	2,650,269

TOTAL U.S. TREASURY OBLIGATIONS (cost $79,776,910)			78,738,346

TOTAL LONG-TERM INVESTMENTS (cost $1,462,218,110)			1,585,654,860

		Shares
SHORT-TERM INVESTMENTS — 16.3%
AFFILIATED MUTUAL FUNDS — 15.9%
PGIM Core Ultra Short Bond Fund(w)		209,559,005	209,559,005
PGIM Institutional Money Market Fund (cost $74,311,758; includes $74,191,291 of cash collateral for securities on loan)(b)(w)		74,308,498	74,315,929

TOTAL AFFILIATED MUTUAL FUNDS (cost $283,870,763)			283,874,934

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.4%
U.S. Treasury Bills
1.545%	07/12/18	(k)	80	79,963
1.552%	07/12/18	(k)	170	169,921
1.555%	07/12/18	(k)	130	129,939
1.565%	07/12/18	(k)	140	139,935
1.570%	07/12/18	(k)	25	24,988
1.634%	07/12/18	(k)	530	529,753
1.637%	07/12/18	(k)	560	559,739
1.715%	07/12/18	(k)	4,802	4,799,764
2.036%	12/20/18	(k)	160	158,458

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,592,477)				6,592,460

TOTAL SHORT-TERM INVESTMENTS (cost $290,463,240)				290,467,394

TOTAL INVESTMENTS — 105.2% (cost $1,752,681,350)				$1,876,122,254
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (5.2)%				(92,543,453)

NET ASSETS — 100.0%				$1,783,578,801

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $7 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $72,027,315; cash collateral of $74,191,291 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Principal or notional amount is less than $500 par.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A418

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
29	2 Year U.S. Treasury Notes	Sep. 2018	$6,143,015	$2,953
53	5 Year U.S. Treasury Notes	Sep. 2018	6,021,711	21,609
35	10 Year U.S. Treasury Notes	Sep. 2018	4,206,563	16,125
18	20 Year U.S. Treasury Bonds	Sep. 2018	2,610,000	36,188
16	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	2,553,000	64,875
410	Mini MSCI EAFE Index	Sep. 2018	40,085,700	(1,249,294)
128	Mini MSCI Emerging Markets Index	Sep. 2018	6,805,120	(409,430)
174	Russell 2000 Mini Index	Sep. 2018	14,333,250	(276,734)
549	S&P 500 E-Mini Index	Sep. 2018	74,707,920	(1,654,258)
42	S&P Mid Cap 400 E-Mini Index	Sep. 2018	8,215,620	(191,299)

				(3,639,265)

Short Position:
4	5 Year U.S. Treasury Notes	Sep. 2018	454,469	(1,258)

				$(3,640,523)

Securities with market values of $14,705 and $6,186,200 have been segregated with Goldman Sachs & Co. and JPMorgan Chase, respectively, to cover requirements for open futures contracts at June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound, Expiring 07/13/18	Bank of America	GBP	632	$845,408	$834,628	$10,780	$—
Japanese Yen, Expiring 07/13/18	Citigroup Global Markets	JPY	137,876	1,252,394	1,246,518	5,876	—

				$2,097,802	$2,081,146	$16,656	$—

Credit Default Swap Agreements outstanding at June 30, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.IG.S30.V1	06/20/23	1.000%(Q)	16,600	0.673%	$275,502	$251,113	$(24,389)
CDX.IG.S30.V1	06/20/23	1.000%(Q)	3,300	0.673%	50,247	50,384	137
CDX.IG.S30.V1	06/20/23	1.000%(Q)	2,300	0.673%	42,615	34,793	(7,822)

					$368,364	$336,290	$(32,074)

Securities with a combined market value of $406,260 has been segregated with JPMorgan Chase to cover requirements for open centrally cleared swap contracts at June 30, 2018.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A419

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$940,157,831	$369,207,299	$7
Preferred Stocks	2,627,363	14,147	—
Rights	—	—	—
Asset-Backed Securities
Automobiles	—	3,583,727	—
Collateralized Loan Obligations	—	2,392,045	—
Credit Cards	—	249,648	—
Equipment	—	871,354	—
Other	—	2,375,689	—
Residential Mortgage-Backed Securities	—	1,201,165	—
Student Loans	—	334,107	—
Commercial Mortgage-Backed Securities	—	5,701,996	—
Corporate Bonds	—	87,520,160	—
Municipal Bonds	—	4,411,343	—
Residential Mortgage-Backed Securities	—	4,089,342	—
Sovereign Bonds	—	4,965,354	—
U.S. Government Agency Obligations	—	77,213,937	—
U.S. Treasury Obligations	—	85,330,806	—
Affiliated Mutual Funds	283,874,934	—	—
Other Financial Instruments*
Futures Contracts	(3,640,523)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	16,656	—
Centrally Cleared Credit Default Swap Agreements	—	(32,074)	—

Total	$1,223,019,605	$649,446,701	$7

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A420

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (4.2% represents investments purchased with collateral from securities on loan)	15.9%
Banks	6.8
U.S. Treasury Obligations	4.8
Equity Real Estate Investment Trusts (REITs)	4.4
U.S. Government Agency Obligations	4.3
Software	3.8
Insurance	3.8
Internet Software & Services	3.6
Health Care Equipment & Supplies	3.4
IT Services	3.3
Oil, Gas & Consumable Fuels	3.1
Pharmaceuticals	3.0
Capital Markets	2.7
Internet & Direct Marketing Retail	2.4
Aerospace & Defense	2.2
Health Care Providers & Services	2.1
Semiconductors & Semiconductor Equipment	1.9
Chemicals	1.6
Hotels, Restaurants & Leisure	1.6
Media	1.6
Electric Utilities	1.6
Food Products	1.5
Industrial Conglomerates	1.3
Machinery	1.1
Biotechnology	1.1
Specialty Retail	1.1
Electronic Equipment, Instruments & Components	0.9
Tobacco	0.9
Diversified Telecommunication Services	0.8
Auto Components	0.8
Beverages	0.8
Automobiles	0.8
Life Sciences Tools & Services	0.8
Technology Hardware, Storage & Peripherals	0.7
Airlines	0.6
Metals & Mining	0.6
Real Estate Management & Development	0.6
Containers & Packaging	0.6
Electrical Equipment	0.6
Multi-Utilities	0.6
Textiles, Apparel & Luxury Goods	0.5
Household Durables	0.5
Communications Equipment	0.5
Food & Staples Retailing	0.4
Trading Companies & Distributors	0.4
Electric	0.4
Household Products	0.4
Wireless Telecommunication Services	0.4
Commercial Services & Supplies	0.4
Diversified Financial Services	0.4
Gas Utilities	0.3
Building Products	0.3
Professional Services	0.3
Commercial Mortgage-Backed Securities	0.3
Thrifts & Mortgage Finance	0.3
Residential Mortgage-Backed Securities	0.3
Road & Rail	0.3

Sovereign Bonds	0.3%
Multiline Retail	0.3
Municipal Bonds	0.3
Auto Manufacturers	0.2
Real Estate Investment Trusts (REITs)	0.2
Energy Equipment & Services	0.2
Healthcare-Services	0.2
Mortgage Real Estate Investment Trusts (REITs)	0.2
Independent Power & Renewable Electricity Producers	0.2
Diversified Consumer Services	0.2
Oil & Gas	0.2
Leisure Products	0.2
Collateralized Loan Obligations	0.1
Other	0.1
Consumer Finance	0.1
Water Utilities	0.1
Construction & Engineering	0.1
Retail	0.1
Computers	0.1
Personal Products	0.1
Internet	0.1
Telecommunications	0.1
Health Care Technology	0.1
Construction Materials	0.1
Air Freight & Logistics	0.1
Healthcare-Products	0.1
Commercial Services	0.1
Semiconductors	0.1
Foods	0.1
Pipelines	0.1
Marine	0.1
Equipment	0.1
Trucking & Leasing	0.0	*
Gas	0.0	*
Distributors	0.0	*
Machinery-Diversified	0.0	*
Iron/Steel	0.0	*
Transportation Infrastructure	0.0	*
Building Materials	0.0	*
Advertising	0.0	*
Agriculture	0.0	*
Waste Disposable	0.0	*
Student Loans	0.0	*
Electronics	0.0	*
Forest Products & Paper	0.0	*
Transportation	0.0	*
Miscellaneous Manufacturing	0.0	*
Paper & Forest Products	0.0	*
Credit Cards	0.0	*
Engineering & Construction	0.0	*
Packaging & Containers	0.0	*
Hand/Machine Tools	0.0	*
Environmental Control	0.0	*
Auto Parts & Equipment	0.0	*
Mining	0.0	*
Lodging	0.0	*

	105.2
Liabilities in excess of other assets	(5.2)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A421

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$137	*	Due from/to broker — variation margin swaps	$32,211	*
Equity contracts	—	—		Due from/to broker — variation margin futures	3,781,015	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	16,656		—	—
Interest rate contracts	Due from/to broker — variation margin futures	141,750	*	Due from/to broker — variation margin futures	1,258	*

Total		$158,543			$3,814,484

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Swaps
Credit contracts	$—	$—	$8,167
Equity contracts	5,333,920	—	—
Foreign exchange contracts	—	(12,437)	—
Interest rate contracts	(496,741)	—	—

Total	$4,837,179	$(12,437)	$8,167

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Swaps
Credit contracts	$—	$—	$(53,381)
Equity contracts	(5,308,260)	—	—
Foreign exchange contracts	—	38,843	—
Interest rate contracts	173,867	—	—

Total	$(5,134,393)	$38,843	$(53,381)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)	Futures Contracts- Short Positions(1)	Forward Foreign Currency Exchange Contracts- Sold(2)	Credit Default Swap Agreements- Sell Protection(1)
$144,995,636	$228,365	$1,816,548	$20,133,333

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A422

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$72,027,315	$(72,027,315)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$10,780	$—	$10,780	$—	$10,780
Citigroup Global Markets	5,876	—	5,876	—	5,876

	$16,656	$—	$16,656	$—	$16,656

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A423

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $72,027,315:
Unaffiliated investments (cost $1,468,810,587)	$1,592,247,320
Affiliated investments (cost $283,870,763)	283,874,934
Cash	2,673
Foreign currency, at value (cost $1,439,078)	1,431,752
Receivable for investments sold	11,221,691
Receivable for portfolio shares sold	4,611,670
Dividends and interest receivable	3,662,298
Tax reclaim receivable	676,305
Due from broker-variation margin futures	406,278
Receivable from affiliate	42,871
Unrealized appreciation on OTC forward foreign currency contracts	16,656
Due from broker-variation margin swaps	5,989
Prepaid expenses	1,129

Total Assets	1,898,201,566

LIABILITIES:
Payable to broker for collateral for securities on loan	74,191,291
Payable for investments purchased	39,378,750
Management fees payable	528,153
Accrued expenses and other liabilities	223,330
Payable to affiliate	140,086
Foreign capital gains tax liability accrued	100,212
Distribution fee payable	60,578
Affiliated transfer agent fee payable	365

Total Liabilities	114,622,765

NET ASSETS	$1,783,578,801

Net assets were comprised of:
Partners Equity	$1,783,578,801

Net asset value and redemption price per share, $1,783,578,801 / 128,804,038 outstanding shares of beneficial interest	$13.85

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $754,267, of which $65,083 is reimbursable by an affiliate)	$13,421,731
Interest income	3,200,285
Affiliated dividend income	1,734,748
Income from securities lending, net (including affiliated income of $161,380)	326,257

18,683,021

EXPENSES
Management fees	5,642,407
Distribution fee	1,980,621
Custodian and accounting fees	334,851
Audit fee	12,992
Trustees’ fees	10,944
Shareholders’ reports	6,962
Legal fees and expenses	6,428
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	38,319

Total expenses	8,036,990
Less: Fee waivers and/or expense reimbursement	(71,302)

Net expenses	7,965,688

NET INVESTMENT INCOME (LOSS)	10,717,333

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,373)) (net of foreign capital gains taxes $(31,654))	37,825,313
Futures transactions	4,837,179
Swap agreements transactions	8,167
Forward currency contracts transactions	(12,437)
Foreign currency transactions	(111,745)

42,546,477

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $8,739) (net of change in foreign capital gains taxes $(55,957))	(39,727,428)
Futures	(5,134,393)
Swap agreements	(53,381)
Forward currency contracts	38,843
Foreign currencies	(25,146)

(44,901,505)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(2,355,028)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,362,305

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,717,333	$9,532,290
Net realized gain (loss) on investment and foreign currency transactions	42,546,477	56,020,954
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(44,901,505)	130,541,567

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,362,305	196,094,811

FUND SHARE TRANSACTIONS:
Fund share sold [26,957,163 and 28,684,639 shares, respectively]	375,172,818	368,652,658
Fund share repurchased [17,506 and 238,781 shares, respectively]	(243,268)	(2,917,658)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	374,929,550	365,735,000

CAPITAL CONTRIBUTIONS	20,467	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	383,312,322	561,829,811
NET ASSETS:
Beginning of period	1,400,266,479	838,436,668

End of period	$1,783,578,801	$1,400,266,479

SEE NOTES TO FINANCIAL STATEMENTS.

A424

GLOSSARY

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The following abbreviations are used in the semiannual report:

Currency:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi (offshore)
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Exchange:

AQXE	Aquis Exchange
ASX	Australian Securities Exchange
BVC	Colombian Securities Exchange
CHI-X	European Equity Exchange
FTSE	Financial Times Stock Exchange
MICEX	Moscow Interbank Currency Exchange
NYSE	New York Stock Exchange
OTC	Over-the-counter
QMTF	Quote Multilateral Trading Facility
SGMX	Sigma X MTF
SGX	Singapore Exchange
TSX	Toronto Stock Exchange
XBRN	Berne Stock Exchange
XEQT	Boerse Berlin Equiduct Trading
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Market
XPAR	Paris Stock Exchange
XTSE	Toronto Stock Exchange

Index:

ABX	Asset-Backed Securities Index
CAC40	French Stock Index
CDX	Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index
CNX	CNX Nifty Index
CPI	Consumer Price Index
DAX	German Stock Index
HICP	Harmonised Index of Consumer Prices
IBEX	Spanish Stock Index
iBoxx	Bond Market Indices
iTraxx	International Credit Derivative Index
NIKKEI	Japanese Stock Market Index
SPI	Swiss Performance Index

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
A	Annual payment frequency for swaps
M	Monthly payment frequency for swaps
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
T	Swap payment upon termination
ABS	Asset-Backed Security
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
ADS	American Depositary Share
BABs	Build America Bonds
BBA	British Bankers Association
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
Bobl	Bundesobligationen-German Government Bonds
bps	Basis Points
BROIS	Brazilian Overnight Index Swap
BTP	Buoni del Tesoro Poliennal
BUBOR	Budapest Interbank Offered Rate
CDI	Chess Depository Interest
CDOR	Canadian Dealer Offered Rate
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
COOIS	Colombia Overnight Interbank Reference Rate
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

A425

GLOSSARY (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
NASDAQ	National Association of Securities Dealers Automated Quotations
NVDR	Non-voting Depositary Receipt
OAT	Obligations Assimilables du Tresor
OJSC	Open Joint-Stock Company
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
PRIBOR	Prague Interbank Offered Rate
PRFC	Preference Shares
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
RTS	Russian Trading System
S&P	Standard & Poor
SDR	Sweden Depositary Receipt
SLM	Student Loan Mortgage
SMB	Sallie Mae Bank
SPDR	Standard & Poor’s Depository Receipts
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS.

A426

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1.	General

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and at June 30, 2018 consisted of 89 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 10 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives and Subadvisers:

	Objective	Subadviser(s)
AST Academic Strategies Asset Allocation Portfolio (“Academic Strategies”)	Long-term capital appreciation.	AlphaSimplex Group, LLC / AQR Capital Management, LLC / CoreCommodity Management, LLC / First Quadrant, L.P. / Jennison Associates LLC (“Jennison”) / Morgan Stanley Investment Management, Inc. / Pacific Investment Management Company, LLC (“PIMCO”) / Quantitative Management Associates LLC (“QMA”)(a wholly-owned subsidiary of PGIM, Inc.) / Western Asset Management Company / Western Asset Management Company, Limited

AST AQR Large-Cap Portfolio (“AQR Large-Cap”)	Long-term capital appreciation.	AQR Capital Management, LLC

AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	QMA

AST ClearBridge Dividend Growth Portfolio (“ClearBridge Dividend Growth”)	Income, capital preservation, and capital appreciation.	ClearBridge Investments, LLC

AST Goldman Sachs Multi-Asset Portfolio (“Goldman Sachs Multi-Asset”)	High level of total return consistent with its level of risk tolerance.	Goldman Sachs Asset Management, L.P.

AST J.P. Morgan Global Thematic Portfolio (“J.P. Morgan Global Thematic”)	Capital appreciation consistent with its specified level of risk tolerance.	J.P. Morgan Investment Management, Inc.

B1

	Objective	Subadviser(s)
AST J.P. Morgan Strategic Opportunities Portfolio (“J.P. Morgan Strategic Opportunities”)	Maximize return compared to the benchmark through security selection and tactical asset allocation.	J.P. Morgan Investment Management, Inc.

AST Legg Mason Diversified Growth Portfolio (“Legg Mason Diversified Growth”)	High risk-adjusted returns compared to its blended index.	Brandywine Global Investment Management, LLC / ClearBridge Investments, LLC / QS Investors, LLC / Western Asset Management Company / Western Asset Management Company, Limited

AST New Discovery Asset Allocation Portfolio (“New Discovery Asset Allocation”)	Total return.	Affinity Investment Advisors, LLC / Boston Advisors, LLC / C.S. McKee, LP / EARNEST Partners, LLC / Epoch Investment Partners, Inc. / Longfellow Investment Management Co. LLC / Parametric Portfolio Associates, LLC / Thompson, Siegel & Walmsley LLC

AST T. Rowe Price Growth Opportunities Portfolio (“T. Rowe Price Growth Opportunities”)	High level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.	T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd. / T. Rowe Price International, Ltd., Tokyo Branch / T. Rowe Price Hong Kong Limited

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), the co-managers of the Trust (together the “Investment Manager”), with the exception of Legg Mason Diversified Growth for which PGIM Investments is the sole Investment Manager. Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

B2

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

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Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR):    Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus,

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entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. Portfolios may also use options to gain additional market exposure. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in value of equities, prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts,

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interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Bank Loans:    Certain Portfolios may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Portfolio may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Portfolio generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolio generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Portfolio generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolio may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the institution selling the participation to the Portfolio.

Reverse Repurchase Agreements:    Certain Portfolios may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the agreement.

For the period ended June 30, 2018, Academic Strategies held reverse repurchase agreements with an average value of $6,834,129 and a daily weighted average interest rate of 1.03%, collateralized by U.S. treasury securities and corporate bonds. As of June 30, 2018, there were no outstanding reverse repurchase agreements.

Forward Rate Agreements:    Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. Certain Portfolios entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving

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floating rate payments. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps:    Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    The Trust, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately

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for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2018, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios may hold warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind:    Certain fixed income Portfolios may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell

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securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Mortgage Dollar Rolls:    Certain Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs):    Certain Portfolios invest in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Master Limited Partnerships (MLPs):    Certain Portfolios invest in MLPs. Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of

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the Portfolio’s shareholders (Participating Insurance Companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2018, the Investment Manager has engaged the firms referenced in Note 1 as Subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations. The Investment Manager has agreed to waive a portion of their management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with this agreement may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

	Management Fees	Effective Management Fees, Net of Waiver, if Applicable
Academic Strategies†*(1)	Fund-of-Funds Segments/Sleeves: 0.72% of average daily net assets Non Fund-of-Funds Segments/Sleeves: 0.5525% first $300 million; 0.5425% on next $200 million; 0.5325% on next $250 million; 0.5225% on next $2.5 billion; 0.5125% on next $2.75 billion; 0.4825% on next $4 billion; 0.4625% in excess of $10 billion	0.63%
AQR Large-Cap	0.5825% first $300 million; 0.5725% on next $200 million; 0.5625% on next $250 million; 0.5525% on next $2.5 billion; 0.5425% on next $2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion	0.47%
Capital Growth Asset Allocation(1)	0.15%	0.15%
ClearBridge Dividend Growth	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.60%

B10

	Management Fees	Effective Management Fees, Net of Waiver, if Applicable
Goldman Sachs Multi-Asset	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion	0.64%
J.P. Morgan Global Thematic**	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion	0.76%
J.P. Morgan Strategic Opportunities	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess $10 billion	0.80%
Legg Mason Diversified Growth	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.65%
New Discovery Asset Allocation	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $750 million; 0.6225% on next $2 billion; 0.5925% on next $4 billion; 0.5725% in excess of $10 billion	0.66%
T. Rowe Price Growth Opportunities	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.70%

	Fee Waivers and/or Expense Limitations through June 30, 2018	Fee Waivers and/or Expense Limitations effective July 1, 2018
Academic Strategies	contractually waive 0.007% through June 30, 2018	contractually waive 0.007% through June 30, 2019
AQR Large-Cap	contractually waive 0.091% through June 30, 2018	contractually waive 0.007% through June 30, 2019
ClearBridge Dividend Growth	contractually waive 0.067% through June 30, 2018	contractually waive 0.012% through June 30, 2019
Goldman Sachs Multi-Asset	contractually waive 0.12% through June 30, 2018; contractually limit expenses to 0.94% through June 30, 2018	contractually waive 0.12% through June 30, 2019; contractually limit expenses to 0.93% through June 30, 2019
J.P. Morgan Strategic Opportunities	contractually waive 0.011% through June 30, 2018	contractually waive 0.011% through June 30, 2019
Legg Mason Diversified Growth***	contractually limit expenses to 1.07% through June 30, 2018	contractually limit expenses to 1.07% through June 30, 2019
New Discovery Asset Allocation	contractually waive 0.013% through June 30, 2018, contractually limit expenses to 1.08% through June 30, 2018	contractually waive 0.013% through June 30, 2019, N/A
T. Rowe Price Growth Opportunities	contractually waive 0.009% through June 30, 2018	contractually waive 0.009% through June 30, 2019

B11

†

For Academic Strategies, the investment management fee rate applicable to the fund-of-funds segments/sleeves is limited to assets invested in other Portfolios of the Trust. The investment management fee rate applicable to the non fund-of-funds segments/sleeves excludes assets invested in other Portfolios of the Trust. Portfolio assets invested in mutual funds other than the portfolios of the Trust are included in the management fee rate applicable to the non fund-of-funds segments/sleeves.

*

The Investment Manager has voluntarily agreed to reimburse expenses and/or waive fees so that the Academic Strategies Portfolio’s “Underlying Fund Fees and Expenses” do not exceed 0.685% of the Portfolio’s average daily net assets. For purposes of applying this voluntary expense cap, “Underlying Fund Fees and Expenses” shall not include, and the Investment Manager shall not reimburse expenses or waive fees with respect to, taxes, short sale interest and dividend expenses, brokerage commissions, and extraordinary expenses incurred by the relevant Underlying Funds. This arrangement will be monitored and applied daily based upon the Academic Strategies Portfolio’s then current holdings of the Underlying Funds and the expense ratios of the relevant Underlying Funds as of their most recent fiscal year end. Because the expense ratios of the relevant Underlying Funds will change over time and may be higher than the expense ratios as of their most recent fiscal year end, it is possible that the Academic Strategies Portfolio’s actual “Underlying Fund Fees and Expenses” may be higher than 0.685% of the Portfolio’s average daily net assets. The arrangements relating to the Portfolio’s “Underlying Fund Fees and Expenses” are voluntary and are subject to termination or modification at any time without prior notice.

**	Voluntarily reimburse expenses and/or waive fees to the extent that the Portfolio’s “Acquired Fund Fees and Expenses” exceed 0.23% of the Portfolio’s average daily net assets.
***

The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the investment management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser. In addition, the Investment Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser, and excluding taxes, interest and brokerage commissions) do not exceed the expense limitation.

(1)

Fund of Funds Discount: The Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets across each of the following Portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Funds sleeve), AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Managed Alternatives Portfolio, AST Managed Equity Portfolio, AST Managed Fixed Income Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio. This voluntary fee waiver arrangement may be terminated by the Manager at any time. As described below, this voluntary fee waiver will be applied to the effective management fee rates and will be based upon the combined average daily net assets of the Fund of Funds Portfolios.

Combined assets up to $10 billion: No fee reduction.

Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

Combined assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined assets above $125 billion: 15% reduction to effective fee rate.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Capital Growth Asset Allocation Portfolio. For assets that are invested in other Portfolios of the Trust no 12b-1 fee is charged for the assets of Academic Strategies Asset Allocation

B12

Portfolio and the 12b-1 fee is waived for the assets of Goldman Sachs Multi-Asset Portfolio and Legg Mason Diversified Growth Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2018, brokerage commission recaptured under these agreements was as follows:

Amount
Academic Strategies	$2,191
ClearBridge Dividend Growth	4,582
J.P. Morgan Global Thematic	26,589
J.P. Morgan Strategic Opportunities	11,426
Legg Mason Diversified Growth	926
New Discovery Asset Allocation	889
T. Rowe Price Growth Opportunities	644

AST Investment Services, Inc., Jennison, PAD, PGIM Investments and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (formerly known as Prudential Core Ultra Short Bond Fund) (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (formerly known as Prudential Institutional Money Market Fund) (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

For the reporting period ended June 30, 2018, PGIM, Inc. was compensated by PGIM Investments for managing the Portfolios’ securities lending cash collateral as subadviser to the Money Market Fund:

Amount
Academic Strategies	$13,929
AQR Large-Cap	9,016
ClearBridge Dividend Growth	24,101
Goldman Sachs Multi-Asset	17,960
J.P. Morgan Global Thematic	67,545
J.P. Morgan Strategic Opportunities	44,846
Legg Mason Diversified Growth	7,699
New Discovery Asset Allocation	11,335
T. Rowe Price Growth Opportunities	25,958

In February 2016, Prudential, the parent company of the Investment Manager self reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent

B13

consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The amount of opportunity loss payment to each of the Portfolios is disclosed in the respective Portfolios’ “Financial Highlights” as “Capital Contributions”.

In addition to the above, Prudential has paid and continues to directly pay certain legal, audit and other charges in connection with the matter on behalf of the Portfolios.

The SEC Staff and other regulators continue to review the matter.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for timing differences arising from circumstances in which the Portfolios are subject to a foreign withholding tax rate on dividend and interest income in excess of the treaty rate due to their tax status as partnerships (hereinafter referred to as “excess withholding tax”). Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) for various dates beginning from July 6, 2011 through February 28, 2018. The amount of each Portfolio’s opportunity loss was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Portfolios’ independent trustees. The aggregate opportunity loss payment to each affected Portfolio is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

Prudential has further retained a consultant to conduct an analysis to determine if the Portfolios are entitled to additional excess withholding tax and related opportunity loss related to their status as tax partnerships from Prudential for the period beginning from January 2, 2006 through February 28, 2018. That review is considering detriments to the Portfolios arising from both timing differences (i.e., jurisdictions in which the Portfolio is subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio is subject to a higher withholding tax rate due to its tax status which is not reclaimable). The review remains ongoing as of the date of this report, but it is expected that additional amounts will be due the Portfolios from Prudential. Upon completion, the results of this review will be subject to the same independent review as described in the preceding paragraph and Prudential will reimburse the affected Portfolios as appropriate.

During the reporting period, Prudential instituted a process to reimburse the affected Portfolios for any future excess withholding tax within approximately 30 days of the pay date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status. Prudential is working to implement a process to reimburse the affected Portfolios in a more timely manner, which will be reviewed and tested by a third-party consultant retained by Prudential.

In cases in which the excess withholding tax is due to timing differences and is reclaimable, the affected Portfolios have the ability to file a reclaim with the relevant foreign tax authority to recover the difference between the treaty rate tax and the tax withheld. To avoid a Portfolio receiving and retaining a duplicate payment for the same reclaim, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received compensation from Prudential will be payable to Prudential. Pending reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities”. It is in the Portfolio’s discretion whether to file a reclaim with the relevant foreign tax authority. To the extent that there are costs associated with the filing of any such reclaim, those costs are borne by Prudential.

The following Portfolios have been reimbursed by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes. The following amounts have been accrued or paid:

	2017 Withholding Tax	2018 Withholding Tax
Academic Strategies	$213,572	$80,894
Goldman Sachs Multi-Asset	222,800	132,987
J.P. Morgan Global Thematic	143,518	91,850
J.P. Morgan Strategic Opportunities	138,228	67,796
Legg Mason Diversified Growth	18,340	14,130
New Discovery Asset Allocation	52,786	28,424
T. Rowe Price Growth Opportunities	73,152	65,083

B14

The following Portfolios have been reimbursed by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes. The following amounts have been paid:

2018 Payments
Academic Strategies	$626,571
Clearbridge Dividend Growth	7,068
Goldman Sachs Multi Asset	1,036,696
J.P. Morgan Global Thematic	743,443
J.P. Morgan Strategic Opportunities	504,433
Legg Mason Diversified Growth	52,016
New Discovery Asset Allocation	211,071
T. Rowe Price Growth Opportunities	140,916

The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended June 30, 2018, were as follows:

	Cost of Purchases	Proceeds from Sales
Academic Strategies*	$1,148,918,471	$1,625,012,773
AQR Large-Cap	1,034,919,036	1,138,420,759
Capital Growth Asset Allocation	616,625,584	1,112,069,640
ClearBridge Dividend Growth	76,912,848	140,578,049
Goldman Sachs Multi-Asset	2,307,770,537	2,347,542,432
J.P. Morgan Global Thematic	1,223,040,484	1,185,534,067
J.P. Morgan Strategic Opportunities	859,930,722	918,826,332
Legg Mason Diversified Growth	93,055,930	34,178,972
New Discovery Asset Allocation	182,577,195	183,200,076
T. Rowe Price Growth Opportunities**	757,845,872	426,591,720

*

For the six months ended June 30, 2018 the Portfolio’s purchase and sale transactions under Rule 17a-7, were $5,678,657 and $1,704,092 respectively. The Portfolio realized a loss of $32,903 as a result of Rule 17a-7 sales transactions.

**

For the six months ended June 30, 2018 the Portfolio’s purchase and sale transactions under Rule 17a-7, were $50,959 and $342,051 respectively. The Portfolio realized a loss of $5,392 as a result of Rule 17a-7 sales transactions.

B15

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended June 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Academic Strategies
AQR Emerging Markets Equity	$169,461,017	$11,000,000	$35,000,000	$(16,790,042)	$3,420,496	$132,091,471	11,156,374	$—
BlackRock Low Duration	742,763	—	—	(1,383)	—	741,380	69,159	—
BlackRock/Loomis Sayles	25,141,627	1,000,000	4,000,000	(451,592)	93,919	21,783,954	1,619,625	—
ClearBridge Dividend Growth	42,062,773	—	14,750,000	(4,703,212)	4,236,519	26,846,080	1,542,878	—
Cohen & Steers Realty	174,366,355	7,999,999	24,800,000	(9,028,723)	9,128,555	157,666,186	13,441,278	—
Global Real Estate	302,709,345	8,000,000	24,800,000	(7,874,187)	7,365,403	285,400,561	22,704,897	—
Goldman Sachs Large-Cap Value	34,100,406	—	26,889,779	(6,535,344)	6,150,461	6,825,744	224,310	—
Goldman Sachs Mid-Cap Growth	115,747,059	10,000,000	9,250,001	133,137	3,953,097	120,583,292	12,304,418	—
Goldman Sachs Small-Cap Value	102,897,522	—	—	1,689,685	—	104,587,207	4,332,527	—
Goldman Sachs Strategic Income	8,066,784	1,000,000	500,000	(55,563)	(9,855)	8,501,366	890,195	—
Government Money Market	247,555	1,282	—	—	—	248,837	248,837	1,282
High Yield	279,348,000	—	75,000,000	(18,845,645)	20,244,287	205,746,642	20,290,596	—
Hotchkis & Wiley Large-Cap Value	44,980,874	7,913,290	16,200,000	(4,315,251)	4,390,990	36,769,903	1,236,379	—
International Growth	295,569,769	—	46,500,001	(12,825,494)	18,167,266	254,411,540	13,940,358	—
International Value	418,033,259	—	46,499,994	(32,722,796)	15,831,624	354,642,093	17,435,698	—
Jennison Large-Cap Growth	23,048,239	—	14,199,999	(2,640,875)	4,686,666	10,894,031	316,595	—
Loomis Sayles Large-Cap Growth	35,337,735	—	15,200,000	(5,646,779)	6,845,262	21,336,218	413,813	—
Lord Abbett Core Fixed Income	73,674,990	4,000,000	4,000,000	(1,430,698)	157,283	72,401,575	5,829,434	—
MFS Growth	21,199,902	—	14,200,000	(5,093,265)	7,050,253	8,956,890	336,852	—
MFS Large-Cap Value	56,948,608	—	4,033,503	(3,363,600)	1,356,064	50,907,569	2,633,604	—
Neuberger Berman Long/Short	11,199,999	—	—	(9,999)	—	11,190,000	1,000,000	—
Neuberger Berman/LSV Mid-Cap Value	124,038,888	—	16,250,000	(6,369,468)	6,117,551	107,536,971	3,088,368	—

B16

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Parametric Emerging Markets Equity	$82,521,956	$5,000,000	$14,999,999	$(8,560,949)	$1,990,859	$65,951,867	7,061,228	$—
PGIM Core Ultra Short Bond Fund	404,300,525	876,578,376	890,304,760	—	—	390,574,141	390,574,141	3,667,109
PGIM Institutional Money Market Fund	24,803,939	384,545,335	347,223,496	767	852	62,127,397	62,121,184	86,036	**
Prudential Core Bond	85,572,325	5,000,000	4,000,000	(2,173,782)	450,343	84,848,886	7,041,401	—
QMA International Core Equity	163,281,715	—	28,000,000	(10,422,792)	5,535,960	130,394,883	10,592,598	—
QMA US Equity Alpha	200,411,324	—	14,750,000	(4,788,999)	8,401,235	189,273,560	6,085,967	—
Small-Cap Growth Opportunities	12,160,363	12,500,000	7,250,000	(2,183,448)	2,641,290	17,868,205	818,516	—
Small-Cap Growth	13,069,911	12,500,000	6,250,000	(1,854,474)	2,438,358	19,903,795	403,156	—
Small-Cap Value	113,428,040	—	33,250,000	(13,461,580)	17,105,063	83,821,523	2,838,521	—
T. Rowe Price Large-Cap Growth	23,196,264	—	15,200,000	(3,591,097)	5,780,379	10,185,546	262,649	—
T. Rowe Price Large-Cap Value	45,100,794	7,809,991	16,200,000	(3,622,942)	3,154,521	36,242,364	2,421,000	—
T. Rowe Price Natural Resources	49,335,972	—	2,800,000	668,621	(312,678)	46,891,915	2,003,928	—
WEDGE Capital Mid-Cap Value	132,533,100	—	16,250,000	(9,906,423)	8,525,064	114,901,741	4,500,656	—
Wellington Management Real Total Return	12,893,999	—	—	(167,999)	—	12,726,000	1,400,000	—
Western Asset Core Plus Bond	58,464,055	3,000,000	3,999,999	(2,407,184)	600,685	55,657,557	4,484,896	—

	$3,779,997,751	$1,357,848,273	$1,792,551,531	$(199,353,375)	$175,497,772	$3,321,438,890		$3,754,427

B17

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
AQR Large-Cap
PGIM Core Ultra Short Bond Fund	$73,072,905	$176,177,428	$185,158,547	$—	$—	$64,091,786	64,091,786	$614,574
PGIM Institutional Money Market Fund	38,367,728	205,102,226	218,103,421	1,645	2,597	25,370,775	25,368,238	27,386	**

	$111,440,633	$381,279,654	$403,261,968	$1,645	$2,597	$89,462,561		$641,960

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Capital Growth Asset Allocation
AB Global Bond	$424,195,538	$35,235,000	$22,485,000	$(4,299,655)	$1,474,322	$434,120,205	40,233,569	$—
AQR Emerging Markets Equity	32,474,379	320,000	16,525,000	(5,025,527)	2,445,657	13,689,509	1,156,209	—
AQR Large-Cap	1,325,770,324	5,460,000	70,405,000	(6,321,960)	31,423,105	1,285,926,469	68,876,619	—
BlackRock Low Duration Bond	24,426,729	20,655,000	810,000	(48,645)	25,108	44,248,192	4,127,630	—
BlackRock/Loomis Sayles Bond	126,659,102	10,365,000	6,620,000	(2,210,786)	403,675	128,596,991	9,561,115	—
ClearBridge Dividend Growth	722,492,715	3,120,000	40,235,000	(26,585,751)	17,257,336	676,049,300	38,853,408	—
Goldman Sachs Global Income	198,995,690	16,575,001	10,580,000	(2,432,081)	514,717	203,073,327	19,139,805	—
Goldman Sachs Large-Cap Value	378,189,525	2,355,000	210,231,916	(48,936,419)	44,420,872	165,797,062	5,448,474	—
Goldman Sachs Mid-Cap Growth	59,298,010	2,215,000	3,395,001	849,038	1,495,322	60,462,369	6,169,629	—
Goldman Sachs Small-Cap Value	121,273,375	—	—	1,991,436	—	123,264,811	5,106,247	—
Goldman Sachs Strategic Income	72,641,616	6,200,000	3,955,001	(435,876)	(126,593)	74,324,146	7,782,633	—
Government Money Market	11,124,056	7,220	11,131,276	—	—	—		10,842
High Yield	58,209,798	—	—	404,636	—	58,614,434	5,780,516	—
Hotchkis & Wiley Large-Cap Value	500,689,711	80,636,351	98,475,000	(26,409,908)	26,471,366	482,912,520	16,237,812	—
International Growth	826,363,592	16,810,000	47,490,000	(5,497,569)	20,885,923	811,071,946	44,442,298	—
International Value	769,886,400	16,810,000	47,490,000	(50,206,905)	17,282,429	706,281,924	34,723,792	—
Jennison Large-Cap Growth	400,625,298	14,295,000	21,875,000	35,366,527	7,738,041	436,149,866	12,675,091	—
Loomis Sayles Large-Cap Growth	682,427,742	25,020,000	38,300,000	1,873,826	21,214,377	692,235,945	13,425,833	—
Lord Abbett Core Fixed Income	175,767,455	14,505,000	9,255,001	(3,429,375)	305,126	177,893,205	14,323,124	—
MFS Growth	385,277,591	14,295,000	21,875,000	34,355,999	12,121,891	424,175,481	15,952,444	—

B18

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
MFS Large-Cap Value	$631,829,709	$6,055,583	$7,661,447	$(26,764,558)	$2,705,696	$606,164,983	31,358,768	$—
Neuberger Berman/LSV Mid-Cap Value	36,365,889	130,000	3,865,000	(1,535,399)	1,459,079	32,554,569	934,939	—
Parametric Emerging Markets Equity	18,513,126	175,000	9,265,001	(1,830,748)	390,148	7,982,525	854,660	—
PGIM Core Ultra Short Bond	1,648,354,239	1,047,448,207	1,050,762,127	—	—	1,645,040,319	1,645,040,319	15,102,625
Prudential Core Bond	614,801,096	49,750,001	31,710,000	(16,921,803)	4,148,468	620,067,762	51,457,906	—
QMA International Core Equity	394,751,480	8,400,001	21,890,000	(17,909,378)	4,682,773	368,034,876	29,897,228	—
QMA Large-Cap Value	1,330,955,187	5,460,000	70,405,000	(3,749,775)	31,703,233	1,293,963,645	68,103,350	—
Small-Cap Growth Opportunities	153,535,778	21,370,001	26,062,500	1,755,228	12,760,347	163,358,854	7,483,227	—
Small-Cap Growth	158,695,421	21,370,001	26,062,500	3,977,325	11,846,450	169,826,697	3,439,876	—
Small-Cap Value	180,667,795	41,030,000	51,140,001	(15,448,827)	17,843,238	172,952,205	5,856,831	—
T. Rowe Price Large-Cap Growth	496,402,761	17,865,000	27,345,000	45,211,869	13,578,693	545,713,323	14,072,030	—
T. Rowe Price Large-Cap Value	495,693,095	85,391,429	95,475,000	(24,438,388)	18,557,504	479,728,640	32,046,001	—
Templeton Global Bond	873,945	—	—	(14,301)	—	859,644	79,450	—
WEDGE Capital Mid-Cap Value	36,797,353	130,000	3,865,000	(2,240,271)	1,876,277	32,698,359	1,280,782	—
Wellington Management Global Bond	499,043,777	41,445,000	26,435,000	2,065,671	1,310,692	517,430,140	48,267,737	—
Western Asset Core Plus Bond	413,391,040	33,175,000	21,155,000	(16,575,345)	3,315,472	412,151,167	33,211,214	—
Western Asset Emerging Markets Debt	18,521,459	—	8,600,000	(1,392,963)	150,035	8,678,531	816,419	—

	$14,425,981,796	$1,664,073,795	$2,162,831,771	$(182,810,658)	$331,680,779	$14,076,093,941		$15,113,467

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
ClearBridge Dividend Growth
PGIM Institutional Money Market Fund	$70,212,280	$260,182,641	$264,854,290	$4,433	$2,863	$65,547,927	65,541,373	$102,269	**

B19

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Goldman Sachs Multi-Asset
PGIM Core Ultra Short Bond Fund	$534,724,892	$1,217,294,929	$1,249,839,883	$—	$—	$502,179,938	502,179,938	$4,808,263
PGIM Institutional Money Market Fund	37,515,410	238,322,251	231,266,328	2,214	1,426	44,574,973	44,570,516	94,031	**

	$572,240,302	$1,455,617,180	$1,481,106,211	$2,214	$1,426	$546,754,911		$4,902,294

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
J.P. Morgan Global Thematic
PGIM Core Ultra Short Bond Fund	$390,052,104	$1,163,075,135	$1,256,364,767	$—	$—	$296,762,472	296,762,472	$3,377,080
PGIM Institutional Money Market Fund	155,238,631	292,091,987	268,553,807	29,809	(5,996)	178,800,624	178,785,745	436,283	**

	$545,290,735	$1,455,167,122	$1,524,918,574	$29,809	$(5,996)	$475,563,096		$3,813,363

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
J.P. Morgan Strategic Opportunities
PGIM Core Ultra Short Bond Fund	$230,844,714	$665,396,629	$662,471,621	$—	$—	$233,769,722	233,769,722	$2,575,568
PGIM Institutional Money Market Fund	108,879,924	154,384,873	143,501,815	19,547	(3,560)	119,778,969	119,766,993	311,582	**

	$339,724,638	$819,781,502	$805,973,436	$19,547	$(3,560)	$353,548,691		$2,887,150

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Legg Mason Diversified Growth
PGIM Core Ultra Short Bond Fund	$8,457,637	$109,185,810	$103,022,113	$—	$—	$14,621,334	14,621,334	$105,017
PGIM Institutional Money Market Fund	15,163,803	106,715,257	102,502,694	1,049	(1,582)	19,375,833	19,373,897	41,605	**
Western Asset Core Plus Bond	40,975,508	9,760,000	—	(1,384,457)	—	49,351,051	3,976,716	—
Western Asset Emerging Markets Debt	8,193,513	2,091,000	—	(634,817)	—	9,649,696	907,779	—

	$72,790,461	$227,752,067	$205,524,807	$(2,018,225)	$(1,582)	$92,997,914		$146,622

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
New Discovery Asset Allocation
PGIM Core Ultra Short Bond Fund	$100,271,150	$180,720,547	$182,374,097	$—	$—	$98,617,600	98,617,599	$877,928
PGIM Institutional Money Market Fund	31,105,851	78,994,861	85,156,305	2,415	2,156	24,948,978	24,946,484	53,177	**

	$131,377,001	$259,715,408	$267,530,402	$2,415	$2,156	$123,566,578		$931,105

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
T. Rowe Price Growth Opportunities
PGIM Core Ultra Short Bond Fund	$167,036,649	$843,187,303	$800,664,947	$—	$—	$209,559,005	209,559,005	$1,734,748
PGIM Institutional Money Market Fund	67,390,423	168,210,280	161,290,140	8,739	(3,373)	74,315,929	74,308,498	161,380	**

	$234,427,072	$1,011,397,583	$961,955,087	$8,739	$(3,373)	$283,874,934		$1,896,128

*	The Portfolios/Funds did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

B20

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. Each Portfolios’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2018. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rate	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2018
ClearBridge Dividend Growth	3,064,211	3.16%	19	$13,075,000	—

8.	Capital and Ownership

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

As of June 30, 2018, substantially all shares of the Portfolios were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“PLAZ”) and Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

In addition, the following number of shareholders held the following percentage of outstanding shares of Portfolio on behalf of multiple beneficial owners.

	Number of Shareholders	% of Outstanding Shares	% Held by an Affiliate of Prudential
Academic Strategies	3	100%	100%
AQR Large-Cap	4	99%	99%
Capital Growth Asset Allocation	3	100%	100%

B21

	Number of Shareholders	% of Outstanding Shares	% Held by an Affiliate of Prudential
ClearBridge Dividend Growth	4	89%	89%
Goldman Sachs Multi-Asset	3	100%	100%
J.P. Morgan Global Thematic	3	100%	100%
J.P. Morgan Strategic Opportunities	3	100%	100%
Legg Mason Diversified Growth	2	100%	100%
New Discovery Asset Allocation	3	100%	100%
T. Rowe Price Growth Opportunities	2	100%	100%

9.	Reorganization

On November 17, 2016, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of the AST BlackRock iShares ETF Portfolio (the “Merged Portfolio”) for shares of AST Goldman Sachs Multi-Asset Portfolio (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio by the Acquiring Portfolio. Shareholders approved the Plan at a meeting on February 16, 2017 and the reorganization took place on April 28, 2017.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
AST BlackRock iShares ETF Portfolio	$416,405,556	$395,901,137

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on April 28, 2017:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
AST BlackRock iShares ETF Portfolio	35,534,695	AST Goldman Sachs Multi-Asset Portfolio	32,804,996	$434,011,193

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio were carried forward to reflect the tax-free status of the acquisition.

The net assets of the Merged Portfolio and Acquiring Portfolio and net unrealized appreciation of the Merged Portfolio immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation) on Investments	Acquiring Portfolio	Net Assets
AST BlackRock iShares ETF Portfolio	$434,011,193	$20,504,419	AST Goldman Sachs Multi-Asset Portfolio	$2,690,432,927

Assuming the acquisitions had been completed on January 1, 2017, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2017 would have been as follows:

Acquiring Portfolio	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Net Increase (Decrease) in Net Assets Resulting from Operations
AST Goldman Sachs Multi-Asset Portfolio	$44,554,961	$314,620,754	$359,175,715

(a)

Net investment income (loss) as reported in the Statement of Operations (Year ended December 31, 2017) of the Acquiring Portfolio, plus Net investment income from the Merged Portfolio pre-merger as follows: AST BlackRock iShares ETF Portfolio $847,644.

B22

(b)

Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (Year ended December 31, 2017) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolio pre-merger as follows: AST BlackRock iShares ETF Portfolio $15,661,809.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since April 28, 2017 for the Plan.

10.	Other Risks

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk:    The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk:    Derivatives involve special risks and costs and may result in losses to the Portfolios. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. The Portfolios’ use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or close out of derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. Generally, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

Emerging Markets and Foreign Securities Risk:    The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolios may invest may have markets that are less liquid, less regulated and more volatile than US markets.

Geographic Concentration Risk:    The Portfolio’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolio invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Interest Rate Risk:    The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall sharply. This is referred to as “extension risk. The Portfolios investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk:    The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolios may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an investment in the Portfolios will decline. Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

B23

Mortgage-Backed and Other Asset-Backed Securities Risk:    Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Asset-backed securities are another type of pass-through instruments that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds including junk bonds or other securities. The values of mortgage-backed and asset-backed securities vary with changes in interest rates and are particularly sensitive to prepayments (the risk is that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Portfolios to reinvest in lower yielding debt instruments) or extensions (the risk is that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall). Asset-backed securities are also subject to liquidity risk.

Municipal Bonds Risk:    Municipal bonds are subject to credit risk, market risk and interest rate risk. The Portfolios’ holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Portfolios’ yield or the value of the Portfolios’ investments in municipal bonds.

Risks of Investments in Bank Loans:    The Portfolios’ ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolios scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolios and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolios may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolios’ access to collateral, if any, may be limited by bankruptcy laws.

Risks of Investing in Real Estate Investment Trusts (REITs):    Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, Including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Portfolio will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Portfolio.

Short Sales Risk:    Short sales involve costs and risks. The Portfolios must pay the lender interest on the security they borrow, and the Portfolios will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Portfolios replace the borrowed security. Although the Portfolios’ gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. When selling short against the box (i.e. short selling securities which the Fund already owns), the Portfolios give up the opportunity for capital appreciation in the security.

US Government and Agency Securities Risk:    US Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all US Government securities are insured or guaranteed by the full faith and credit of the US Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of US Government securities may be affected by changes in the credit rating of the US Government.

B24

Financial Highlights

(unaudited)

	AST Academic Strategies Asset Allocation Portfolio
	Six Months Ended June 30, 2018(c)		Year Ended December 31,
			2017(c)	2016(c)		2015(c)	2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.12		$13.43	$12.63		$13.05	$12.57	$11.43

Income (Loss) From Investment Operations
Net investment income (loss)	0.03		0.03	0.01		(0.01)	0.02	— (d)
Net realized and unrealized gain (loss) on investments	(0.25)		1.66	0.79		(0.41)	0.46	1.14

Total from investment operations	(0.22)		1.69	0.80		(0.42)	0.48	1.14

Capital Contributions	—	(d)(e)	—	—	(d)(f)	—	—	—

Net Asset Value, end of period	$14.90		$15.12	$13.43		$12.63	$13.05	$12.57

Total Return(a)	(1.46	)%(g)	12.58%	6.33	%(g)	(3.22)%	3.82%	9.97%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,073.9		$5,725.8	$5,438.3		$5,799.8	$7,320.2	$7,926.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement(h)	0.80	%(i)	0.80%	0.84%		0.82%	0.83%	0.86%
Expenses Before Waivers and/or Expense Reimbursement(h)	0.82	%(i)	0.81%	0.84%		0.82%	0.83%	0.86%
Net investment income (loss)	0.46	%(i)	0.21%	0.05%		(0.04)%	0.09%	(0.03)%
Portfolio turnover rate(j)(k)	92	%(l)	140%	130%		71%	65%	72%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.04% for the period ended June 30, 2018, 0.04%, 0.06%, 0.05%, 0.06% and 0.09% for the years ended December 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(l)	Not annualized.

	AST AQR Large-Cap Portfolio
	Six Months Ended June 30, 2018(d)		Year Ended December 31,					April 29, 2013(c) through December 31, 2013
			2017(d)	2016(d)		2015(d)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.32		$15.00	$13.55		$13.32	$11.77	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.21	0.20		0.20	0.17	0.09
Net realized and unrealized gain (loss) on investments	0.26		3.11	1.25		0.03	1.38	1.68

Total from investment operations	0.35		3.32	1.45		0.23	1.55	1.77

Capital Contributions	—		—	—	(e)(f)	—	—	—

Net Asset Value, end of period	$18.67		$18.32	$15.00		$13.55	$13.32	$11.77

Total Return(a)	1.91%		22.13%	10.70	%(g)	1.73%	13.17%	17.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,571.5		$2,649.3	$2,949.6		$2,912.3	$2,791.3	$2,615.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.73	%(h)	0.73%	0.66%		0.58%	0.61%	0.69	%(h)
Expenses Before Waivers and/or Expense Reimbursement	0.82	%(h)	0.82%	0.82%		0.82%	0.83%	0.83	%(h)
Net investment income (loss)	1.02	%(h)	1.30%	1.48%		1.46%	1.25%	1.24	%(h)
Portfolio turnover rate(i)	41	%(j)	76%	63%		81%	61%	42	%(j)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	AST Capital Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2018(c)		Year Ended December 31,
			2017(c)	2016(c)	2015(c)	2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.98		$16.10	$15.07	$14.99	$14.01	$11.42

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		— (d)	(0.01)	(0.02)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	0.21		2.88	1.04	0.10	1.00	2.62

Total from investment operations	0.22		2.88	1.03	0.08	0.98	2.59

Net Asset Value, end of period	$19.20		$18.98	$16.10	$15.07	$14.99	$14.01

Total Return(a)	1.16%		17.89%	6.83%	0.53%	7.00%	22.68%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14,178.8		$14,539.0	$12,752.6	$12,583.3	$12,999.8	$12,055.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.15	%(e)	0.15%	0.16%	0.16%	0.16%	0.16%
Expenses Before Waivers and/or Expense Reimbursement	0.16	%(e)	0.16%	0.16%	0.16%	0.16%	0.16%
Net investment income (loss)	0.06	%(e)	(0.03)%	(0.09)%	(0.14)%	(0.14)%	(0.15)%
Portfolio turnover rate(f)	5	%(g)	17%	21%	23%	13%	57%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $(0.005) per share.

(e)	Annualized.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	Not annualized.

	AST ClearBridge Dividend Growth Portfolio
	Six Months Ended June 30, 2018(d)		Year Ended December 31,					February 25, 2013(c) through December 31, 2013
			2017(d)	2016(d)		2015(d)	2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.63		$14.89	$12.96		$13.44	$11.83	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.23	0.21		0.22	0.22	0.17
Net realized and unrealized gain (loss) on investments	(0.35)		2.51	1.72		(0.70)	1.39	1.66

Total from investment operations	(0.23)		2.74	1.93		(0.48)	1.61	1.83

Capital Contributions	—	(e)(f)	—	—	(e)(g)	—	—	—

Net Asset Value, end of period	$17.40		$17.63	$14.89		$12.96	$13.44	$11.83

Total Return(a)	(1.30	)%(h)	18.40%	14.89	%(h)	(3.57)%	13.61%	18.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,570.7		$1,693.2	$1,491.7		$731.7	$1,554.6	$1,396.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.86	%(i)	0.84%	0.82%		0.83%	0.83%	0.87	%(i)
Expenses Before Waivers and/or Expense Reimbursement	0.93	%(i)	0.93%	0.93%		0.94%	0.94%	0.94	%(i)
Net investment income (loss)	1.43	%(i)	1.40%	1.49%		1.65%	1.69%	1.72	%(i)
Portfolio turnover rate(j)	5	%(k)	16%	13%		17%	17%	15	%(k)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(g)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(h)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	AST Goldman Sachs Multi-Asset Portfolio
	Six Months Ended June 30, 2018(c)		Year Ended December 31,
			2017(c)	2016(c)		2015(c)	2014	2013(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.17		$12.62	$11.99		$12.10	$11.63	$10.59

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.20	0.15		0.14	0.14	0.07
Net realized and unrealized gain (loss) on investments	(0.35)		1.35	0.48		(0.25)	0.33	0.97

Total from investment operations	(0.22)		1.55	0.63		(0.11)	0.47	1.04

Capital Contributions	—	(d)(e)	—	—	(d)(f)	—	—	—

Net Asset Value, end of period	$13.95		$14.17	$12.62		$11.99	$12.10	$11.63

Total Return(a)	(1.55	)%(g)	12.28%	5.25	%(g)	(0.91)%	4.04%	9.82%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,002.5		$3,244.3	$2,585.9		$2,665.8	$3,000.0	$2,930.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.93	%(h)	0.94%	0.90%		0.84%	0.86%	0.69%
Expenses Before Waivers and/or Expense Reimbursement	1.05	%(h)	1.07%	1.09%		1.07%	1.07%	0.84%
Net investment income (loss)	1.89	%(h)	1.45%	1.26%		1.16%	1.17%	0.66%
Portfolio turnover rate(i)	99	%(j)	191%	234%		253%	218%	339%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Not annualized.

	AST J.P. Morgan Global Thematic Portfolio
	Six Months Ended June 30, 2018(c)		Year Ended December 31,
			2017(c)	2016(c)		2015(c)	2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.28		$13.92	$13.23		$13.37	$12.57	$10.81

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.19	0.18		0.15	0.19	0.13
Net realized and unrealized gain (loss) on investments	(0.34)		2.17	0.51		(0.29)	0.61	1.63

Total from investment operations	(0.20)		2.36	0.69		(0.14)	0.80	1.76

Capital Contributions	—	(d)(e)	—	—	(d)(f)	—	—	—

Net Asset Value, end of period	$16.08		$16.28	$13.92		$13.23	$13.37	$12.57

Total Return(a)	(1.23	)%(g)	16.95%	5.22	%(g)	(1.05)%	6.36%	16.28%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,325.5		$3,457.5	$2,977.8		$2,949.2	$3,146.7	$3,000.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.04	%(h)	1.05%	1.06%		1.06%	1.06%	1.07%
Expenses Before Waivers and/or Expense Reimbursement	1.04	%(h)	1.05%	1.06%		1.06%	1.06%	1.07%
Net investment income (loss)	1.73	%(h)	1.27%	1.38%		1.09%	1.43%	1.22%
Portfolio turnover rate(i)	43	%(j)	58%	87%		56%	59%	68%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	AST J.P. Morgan Strategic Opportunities Portfolio
	Six Months Ended June 30, 2018(c)		Year Ended December 31,
			2017(c)	2016(c)		2015(c)		2014(c)		2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$19.12		$17.05	$16.42		$16.45		$15.60		$14.05

Income (Loss) From Investment Operations:
Net investment income (loss)	0.17		0.27	0.24		0.20		0.21		0.18
Net realized and unrealized gain (loss) on investments	(0.34)		1.80	0.39		(0.23)		0.64		1.37

Total from investment operations	(0.17)		2.07	0.63		(0.03)		0.85		1.55

Capital Contributions	—	(d)(e)	—	—	(d)(f)	—		—		—

Net Asset Value, end of period	$18.95		$19.12	$17.05		$16.42		$16.45		$15.60

Total Return(a)	(0.89	)%(g)	12.14%	3.84	%(g)	(0.18)%		5.45%		11.03%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,437.1		$2,601.0	$2,514.4		$2,666.8		$2,978.4		$3,019.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.10	%(h)	1.11%	1.15	%(i)	1.21	%(i)	1.22	%(i)	1.26	%(i)
Expenses Before Waivers and/or Expense Reimbursement	1.11	%(h)	1.12%	1.16	%(i)	1.22	%(i)	1.22	%(i)	1.27	%(i)
Net investment income (loss)	1.84	%(h)	1.49%	1.44%		1.18%		1.34%		1.21%
Portfolio turnover rate(j)	42	%(k)	70%	90%		69%		61%		75%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)

The expense ratio includes interest and dividend expenses on securities sold short and broker fees and expenses on short sales of 0.04%, 0.10%, 0.10% and 0.12% for the years ended December 31, 2016, 2015, 2014 and 2013, respectively.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

	AST Legg Mason Diversified Growth Portfolio
	Six Months Ended June 30, 2018(d)		Year Ended December 31,			November 24, 2014(c) through December 31, 2014
			2017(d)	2016(d)	2015(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.32		$10.75	$9.87	$9.96	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.16	0.14	0.13	0.01
Net realized and unrealized gain (loss) on investments	(0.07)		1.41	0.74	(0.22)	(0.05)

Total from investment operations	0.02		1.57	0.88	(0.09)	(0.04)

Capital Contributions	—	(e)(f)	—	—	—	—

Net Asset Value, end of period	$12.34		$12.32	$10.75	$9.87	$9.96

Total Return(a)	0.16	%(g)	14.60%	8.92%	(0.90)%	(0.40)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$398.6		$333.2	$186.6	$83.7	$9.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.95	%(h)	0.96%	0.97%	0.97%	0.96	%(h)
Expenses Before Waivers and/or Expense Reimbursement	1.07	%(h)	1.11%	1.23%	2.01%	9.18	%(h)
Net investment income (loss)	1.52	%(h)	1.41%	1.32%	1.31%	1.29	%(h)
Portfolio turnover rate(i)	11	%(j)	23%	40%	57%	11	%(j)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	AST New Discovery Asset Allocation Portfolio
	Six Months Ended June 30, 2018(c)		Year Ended December 31,
			2017(c)	2016(c)		2015(c)	2014	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.47		$13.28	$12.73		$12.89	$12.26	$10.31

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.17	0.16		0.14	0.12	0.11
Net realized and unrealized gain (loss) on investments	(0.23)		2.02	0.38		(0.30)	0.51	1.84

Total from investment operations	(0.11)		2.19	0.54		(0.16)	0.63	1.95

Capital Contributions	—	(d)(e)	—	0.01	(f)	—	—	—

Net Asset Value, end of period	$15.36		$15.47	$13.28		$12.73	$12.89	$12.26

Total Return(a)	(0.71	)%(g)	16.49%	4.32	%(h)	(1.24)%	5.14%	18.91%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$854.7		$871.2	$748.2		$744.1	$753.0	$659.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.96	%(i)	0.97%	0.99%		0.99%	1.00%	1.03%
Expenses Before Waivers and/or Expense Reimbursement	0.97	%(i)	0.98%	1.00%		1.00%	1.01%	1.03%
Net investment income (loss)	1.56	%(i)	1.19%	1.29%		1.07%	1.00%	1.08%
Portfolio turnover rate(j)	32	%(k)	58%	97%		86%	105%	60%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 4.24%.
(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

	AST T. Rowe Price Growth Opportunities Portfolio
	Six Months Ended June 30, 2018(d)		Year Ended December 31,				February 10, 2014(c) through December 31, 2014
			2017(d)	2016(d)		2015(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.75		$11.42	$10.83		$10.67	$10.00

Income From Investment Operations:
Net investment income (loss)	0.09		0.11	0.10		0.08	0.01
Net realized and unrealized gain (loss) on investments	0.01		2.22	0.49		0.08	0.66

Total from investment operations	0.10		2.33	0.59		0.16	0.67

Capital Contributions	—	(e)(f)	—	—	(e)(g)	—	—

Net Asset Value, end of period	$13.85		$13.75	$11.42		$10.83	$10.67

Total Return(a)	0.73	%(h)	20.40%	5.45	%(h)	1.50%	6.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,783.6		$1,400.3	$838.4		$566.5	$303.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.01	%(i)	1.02%	1.07%		1.13%	1.60	%(i)
Expenses Before Waivers and/or Expense Reimbursement	1.01	%(i)	1.03%	1.07%		1.13%	1.60	%(i)
Net investment income (loss)	1.35	%(i)	0.88%	0.94%		0.75%	0.29	%(i)
Portfolio turnover rate(j)	34	%(k)	56%	80%		55%	41	%(k)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(g)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(h)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 12-13, 2018 (the Meeting) and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of

[1]	PGIM Investments serves as the sole investment manager for the AST Legg Mason Diversified Growth Portfolio.

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. As a result of conversations with the Board, the Manager proposed, and the Board accepted, an additional breakpoint to the management fee for the Portfolios that operate as funds-of-funds.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2017, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2017. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Academic Strategies Asset Allocation Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.007% of its management fee through June 30, 2019.

•

The Board approved the continuation of the existing voluntary management fee waiver, which is based on the aggregate assets of the fund-of-funds sleeve of the Portfolio and the other Portfolios of the Trust managed as a fund-of-funds.

•	The Board approved the continuation of the existing voluntary arrangement whereby the Manager agreed to cap the Portfolio’s acquired fund fees and expenses at 0.685%.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the

Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST AQR Large-Cap Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.007% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Capital Growth Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-, five-, and ten-year periods.

•

The Board considered that the Manager agreed to continue the existing voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST ClearBridge Dividend Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.012% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Multi-Asset Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and ten-year periods, though it underperformed over the five-year period.

•

The Board noted that in April 2013, the Portfolio’s investment policies and investment strategies were changed and a new subadviser assumed management of the Portfolio, and that as a result, the Portfolio’s performance history prior to that time was not attributable to the current subadviser or strategy.

•

The Board considered more recent performance information provided by the Manager, indicating that the Portfolio’s recent performance against its Peer Universe had shown improvement, with the Portfolio ranked in the second quartile of its Peer Universe year-to-date through April 30, 2018.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 0.930% (exclusive of certain fees and expenses) through June 30, 2019.

•	The Board noted that the Manager had also contractually agreed to waive 0.120% of its management fee through June 30, 2019.

•	The Board also noted that it would continue to closely monitor the performance of the Portfolio.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the management and subadvisory agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Global Thematic Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•

The Board noted that the Manager had voluntarily agreed to reimburse expenses and/or waive fees to the extent that the Portfolio’s acquired fund fees and expenses exceed 0.23% of the Portfolio’s average daily net assets.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Strategic Opportunities Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.011% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Legg Mason Diversified Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.

•

The Board considered PGIM Investments’ assertion that the Portfolio’s underperformance was almost entirely attributable to isolated performance challenges during 2017, and the Portfolio outperformed its Peer Universe median in both the 2015 and 2016 calendar years.

•

The Board also noted that the Portfolio’s recent performance had shown improvement, with the Portfolio outperforming its benchmark index and the median of its Peer Universe during the first quarter of 2018.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.07% (exclusive of certain fees and expenses), through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST New Discovery Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	3rd Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the one-year period, though it underperformed its benchmark index over the three- and five-year periods.

•	The Board noted that the Manager had contractually agreed to waive 0.013% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Growth Opportunities Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.009% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

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PERMIT NO. 3

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2018 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-D

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2018

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2018 were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST AB Global Bond Portfolio

AST American Funds Growth Allocation Portfolio

AST Columbia Adaptive Risk Allocation Portfolio

AST Emerging Managers Diversified Portfolio

AST FQ Absolute Return Currency Portfolio

AST Franklin Templeton K2 Global Absolute Return Portfolio

AST Goldman Sachs Global Growth Allocation Portfolio

AST Goldman Sachs Global Income Portfolio

AST Goldman Sachs Strategic Income Portfolio

AST Jennison Global Infrastructure Portfolio

AST Managed Alternatives Portfolio

AST Managed Equity Portfolio

AST Managed Fixed Income Portfolio

AST Morgan Stanley Multi-Asset Portfolio

AST Neuberger Berman Long/Short Portfolio

AST Prudential Flexible Multi-Strategy Portfolio

AST QMA International Core Equity Portfolio

AST T. Rowe Price Diversified Real Growth Portfolio

AST Wellington Management Global Bond Portfolio

AST Wellington Management Real Total Return Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2018

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST AB Global Bond Portfolio	A1
	AST American Funds Growth Allocation Portfolio	A22
	AST Columbia Adaptive Risk Allocation Portfolio	A24
	AST Emerging Managers Diversified Portfolio	A33
	AST FQ Absolute Return Currency Portfolio	A42
	AST Franklin Templeton K2 Global Absolute Return Portfolio	A50
	AST Goldman Sachs Global Growth Allocation Portfolio	A57
	AST Goldman Sachs Global Income Portfolio	A64
	AST Goldman Sachs Strategic Income Portfolio	A91
	AST Jennison Global Infrastructure Portfolio	A119
	AST Managed Alternatives Portfolio	A123
	AST Managed Equity Portfolio	A125
	AST Managed Fixed Income Portfolio	A128
	AST Morgan Stanley Multi-Asset Portfolio	A130
	AST Neuberger Berman Long/Short Portfolio	A148
	AST Prudential Flexible Multi-Strategy Portfolio	A157
	AST QMA International Core Equity Portfolio	A167
	AST T. Rowe Price Diversified Real Growth Portfolio	A175
	AST Wellington Management Global Bond Portfolio	A201
	AST Wellington Management Real Total Return Portfolio	A235
	Glossary	A263

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2018

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin President, Advanced Series Trust

July 31, 2018

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2018

AST AB Global Bond
Fund Composition	(% of Net Assets	)
Sovereign Bonds	38.8%
Corporate Bonds	23.7%
U.S. Treasury Obligations	16.5%
U.S. Government Agency Obligations	10.0%
Residential Mortgage-Backed Securities	3.9%

AST American Funds Growth Allocation
Five Largest Holdings	(% of Net Assets	)
American Funds Insurance Series—Asset Allocation Fund	25.0%
American Funds—Bond Fund of America (The) (Class R6)	20.0%
American New Perspective Fund (Class R6)	20.0%
American Funds Insurance Series—Growth-Income Fund	20.0%
American Funds Insurance Series—Growth Fund	15.0%

AST Columbia Adaptive Risk Allocation
Five Largest Holdings	(% of Net Assets	)
Columbia Commodity Strategy Fund (Class I Stock)	12.1%
iShares U.S. Real Estate ETF	7.0%
U.S. Treasury Notes 2.250%, 11/15/27	2.4%
U.S. Treasury Notes 2.250%, 08/15/27	1.7%
Republic of Austria Government Bond (Austria) Sr. Unsec’d. Notes, 144A 3.400%, 11/22/22	1.7%

AST Emerging Managers Diversified
Five Largest Holdings	(% of Net Assets	)
Vanguard FTSE Developed Markets ETF	7.9%
iShares MSCI EAFE ETF	6.9%
Touchstone Merger Arbitrage Fund	4.1%
AMG River Road Long-Short	4.0%
IndexIQ ETF Trust—IQ Hedge	4.0%

AST FQ Absolute Currency
Fund Composition	(% of Net Assets	)
U.S. Treasury Obligations	53.2%
Foreign Treasury Obligations	14.4%
Unaffiliated Fund	1.4%

AST Franklin Templeton K2 Global Absolute Return
Five Largest Holdings	(% of Net Assets	)
Franklin Strategic Series —Franklin Strategic Income Fund (Class R6)	20.6%
Franklin LibertyQ Emerging Markets ETF	3.1%
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	1.0%
Teva Pharmaceutical Industries Ltd. (Israel), ADR	1.0%
SES SA (Luxembourg)	0.9%

AST Goldman Sachs Global Growth Allocation
Five Largest Holdings	(% of Net Assets	)
iShares Core MSCI Emerging Markets ETF	14.4%
iShares Core MSCI EAFE ETF	12.5%
Goldman Sachs Emerging Markets Debt Fund (Institutional Shares)	8.4%
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	8.4%
Goldman Sachs ActiveBeta International Equity ETF	6.7%

AST Goldman Sachs Global Income
Fund Composition	(% of Net Assets	)
Sovereign Bonds	31.9%
Corporate Bonds	26.2%
Asset-Backed Securities	22.5%
U.S. Government Agency Obligations	16.1%
Residential Mortgage-Backed Securities	6.0%

AST Goldman Sachs Strategic Income
Fund Composition	(% of Net Assets	)
Asset-Backed Securities	33.1%
Corporate Bonds	10.6%
Residential Mortgage-Backed Securities	8.4%
U.S. Treasury Obligations	5.3%
Sovereign Bonds	4.3%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2018

AST Jennison Global Infrastructure
Five Largest Holdings	(% of Net Assets	)
NextEra Energy, Inc.	4.8%
Eiffage SA (France)	4.0%
Vinci SA (France)	3.5%
CSX Corp.	3.3%
ONEOK, Inc.	3.2%

AST Managed Alternatives
Five Largest Holdings	(% of Net Assets	)
AST Morgan Stanley Multi-Asset Portfolio	25.1%
AST Neuberger Berman Long/Short Portfolio	22.0%
AST Wellington Management Real Total Return Portfolio	18.0%
AST Goldman Sachs Strategic Income Portfolio	14.9%
AST FQ Absolute Return Currency Portfolio	12.1%

AST Managed Equity
Five Largest Holdings	(% of Net Assets	)
AST International Value Portfolio	15.4%
AST International Growth Portfolio	15.4%
AST AQR Emerging Markets Equity Portfolio	9.4%
AST QMA US Equity Alpha Portfolio	9.1%
AST Hotchkis & Wiley Large-Cap Value Portfolio	8.0%

AST Managed Fixed-Income
Five Largest Holdings	(% of Net Assets	)
AST Prudential Core Bond Portfolio	54.1%
AST Lord Abbett Core Fixed Income Portfolio	23.2%
AST BlackRock Low Duration Portfolio	9.6%
AST Wellington Management Global Bond Portfolio	6.6%
AST High Yield Portfolio	1.4%

AST Morgan Stanley Multi-Asset
Five Largest Holdings	(% of Net Assets	)
Brazil Notas do Tesouro Nacional (Brazil), Notes, Series F 10.000%, 01/01/21	20.0%
U.S. Treasury Inflation Indexed Bonds 0.500%, 01/15/28	15.8%
Synchrony Financial	3.6%
Hellenic Republic Government Bond (Greece), Bonds 3.750%, 01/30/28	3.6%
Capital One Financial Corp.	3.6%

AST Neuberger Berman Long/Short
Five Largest Holdings	(% of Net Assets	)
Visa, Inc. (Class A Stock)	2.5%
IHS Markit Ltd.	2.2%
JPMorgan Chase & Co.	2.2%
General Dynamics Corp.	2.1%
PVH Corp.	2.1%

AST Prudential Flexible Multi-Strategy
Five Largest Holdings	(% of Net Assets	)
AST QMA US Equity Alpha Portfolio	30.4%
AST Prudential Core Bond Portfolio	26.8%
AST Global Real Estate Portfolio	2.6%
AST High Yield Portfolio	1.2%
iShares Core S&P 500 ETF	1.0%

AST QMA International Core Equity
Five Largest Holdings	(% of Net Assets	)
Roche Holding AG (Switzerland)	1.7%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.3%
Nestle SA (Switzerland)	1.3%
Sanofi (France)	1.2%
Novartis AG (Switzerland)	1.2%

AST T. Rowe Price Diversified Real Growth
Five Largest Holdings	(% of Net Assets	)
T. Rowe Price Institutional Floating Rate Fund	3.5%
T. Rowe Price Emerging Markets Bond Fund	3.1%
T. Rowe Price Institutional High Yield Fund	2.3%
Microsoft Corp.	1.7%
U.S.Treasury Inflation Indexed Bonds, TIPS, 0.125%, 04/15/21	1.4%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2018

AST Wellington Management Global Bond
Fund Composition	(% of Net Assets	)
Sovereign Bonds	40.9%
Corporate Bonds	31.9%
U.S. Government Agency Obligations	9.5%
U.S. Treasury Obligations	9.2%
Commercial Mortgage-Backed Securities	1.4%

AST Wellington Management Real Total Return
Five Largest Holdings	(% of Net Assets	)
Japanese Government CPI Linked Bond (Japan) Sr. Unsec’d. Notes, TIPS 0.100%, 03/10/26	1.3%
Italy Buoni Poliennali del Tesoro (Italy) Unsec’d. Notes, TIPS 3.100%, 09/15/26	1.2%
Deutsche Bundesrepublik Inflation Linked Bond (Germany) Bonds, TIPS 0.100%, 04/15/26	1.2%
Comcast Corp. (Class A Stock)	1.1%
Tencent Holdings Ltd. (China)	1.0%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2018

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
AST AB Global Bond Portfolio	Actual	$1,000.00	$992.60	0.90%	$4.45
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
AST American Funds Growth Allocation Portfolio	Actual**	$1,000.00	$1,017.00	0.92%	$1.58
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61
AST Columbia Adaptive Risk Allocation Portfolio	Actual	$1,000.00	$999.20	1.31%	$6.49
	Hypothetical	$1,000.00	$1,018.30	1.31%	$6.56
AST Emerging Managers Diversified Portfolio	Actual	$1,000.00	$989.60	1.37%	$6.76
	Hypothetical	$1,000.00	$1,018.00	1.37%	$6.85
AST FQ Absolute Return Currency Portfolio	Actual	$1,000.00	$906.40	1.24%	$5.86
	Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21
AST Franklin Templeton K2 Global Absolute Return Portfolio	Actual	$1,000.00	$980.60	1.18%	$5.79
	Hypothetical	$1,000.00	$1,018.94	1.18%	$5.91
AST Goldman Sachs Global Growth Allocation Portfolio	Actual	$1,000.00	$979.30	1.23%	$6.04
	Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16
AST Goldman Sachs Global Income Portfolio	Actual	$1,000.00	$990.70	0.90%	$4.44
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
AST Goldman Sachs Strategic Income Portfolio	Actual	$1,000.00	$992.70	1.04%	$5.14
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21
AST Jennison Global Infrastructure Portfolio	Actual	$1,000.00	$979.20	1.26%	$6.18
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31
AST Managed Alternatives Portfolio	Actual	$1,000.00	$984.00	1.59%	$7.82
	Hypothetical	$1,000.00	$1,016.91	1.59%	$7.95
AST Managed Equity Portfolio	Actual	$1,000.00	$994.70	1.26%	$6.23
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2018

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*
AST Managed Fixed Income Portfolio	Actual	$1,000.00	$982.20	1.25%	$6.14
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26
AST Morgan Stanley Multi-Asset Portfolio	Actual	$1,000.00	$994.60	1.48%	$7.32
	Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40
AST Neuberger Berman Long/Short Portfolio	Actual	$1,000.00	$1,000.00	1.79%	$8.88
	Hypothetical	$1,000.00	$1,015.92	1.79%	$8.95
AST Prudential Flexible Multi-Strategy Portfolio	Actual	$1,000.00	$988.00	1.48%	$7.30
	Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40
AST QMA International Core Equity Portfolio	Actual	$1,000.00	$964.00	1.00%	$4.87
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST T. Rowe Price Diversified Real Growth Portfolio	Actual	$1,000.00	$1,003.00	1.05%	$5.21
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
AST Wellington Management Global Bond Portfolio	Actual	$1,000.00	$1,006.60	0.90%	$4.48
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
AST Wellington Management Real Total Return Portfolio	Actual	$1,000.00	$987.00	1.45%	$7.14
	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2018, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** “Actual” expenses for AST American Funds Growth Allocation Portfolio are calculated using the 62 day period ended June 30, 2018 due to the Portfolio’s commencement of operations on April 30, 2018.

AST AB GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.0%
ASSET-BACKED SECURITIES — 3.4%
Automobiles — 0.7%
CPS Auto Trust,
Series 2016-C, Class E, 144A
8.390%	09/15/23	500	$539,472
Series 2016-D, Class E, 144A
6.860%	04/15/24	700	726,800
DT Auto Owner Trust,
Series 2018-1A, Class A, 144A
2.590%	05/17/21	1,087	1,085,356
Exeter Automobile Receivables Trust,
Series 2017-1A, Class D, 144A
6.200%	11/15/23	5,500	5,655,127
Hertz Vehicle Financing II LP,
Series 2015-1A, Class A, 144A
2.730%	03/25/21	3,300	3,264,053

			11,270,808

Collateralized Loan Obligations — 2.3%
Ashford Hospitality Trust,
Series 2018-KEYS, Class A, 1 Month LIBOR + 1.000%, 144A^
3.050%(c)	05/15/35	3,000	3,001,289
Black Diamond CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A2AR, 3 Month LIBOR + 1.750%, 144A
4.112%(c)	04/26/31	1,250	1,249,245
Dryden CLO Ltd. (Cayman Islands),
Series 2018-57A, Class A, 3 Month LIBOR + 1.010%, 144A
2.900%(c)	05/15/31	4,025	4,005,597
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2015-11A, Class AR2, 3 Month LIBOR + 1.070%, 144A
3.425%(c)	01/18/31	1,804	1,805,418
Greywolf CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 1.160%, 144A
3.520%(c)	01/27/31	1,674	1,674,943
Series 2018-1A, Class A1, 3 Month LIBOR + 1.030%, 144A
3.539%(c)	04/26/31	1,205	1,205,679
Series 2018-1A, Class A2, 3 Month LIBOR + 1.630%, 144A
4.139%(c)	04/26/31	1,380	1,373,833
Marble Point CLO Ltd. (Cayman Islands),
Series 2017-2A, Class A, 3 Month LIBOR + 1.180%, 144A
3.535%(c)	12/18/30	3,690	3,693,937
OZLM Ltd. (Cayman Islands),
Series 2018-18A, Class A, 3 Month LIBOR + 1.020%, 144A
3.350%(c)	04/15/31	4,210	4,192,931
Series 2018-22A, Class A1, 3 Month LIBOR + 1.070%, 144A
2.785%(c)	01/17/31	1,773	1,772,817
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-3A, Class A, 3 Month LIBOR + 1.190%, 144A
3.154%(c)	10/20/30	3,612	3,612,269
Sound Point CLO Ltd. (Cayman Islands),

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Series 2018-1A, Class A, 3 Month LIBOR + 1.000%, 144A
3.354%(c)	04/15/31	6,035	$6,010,912
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2014-2A, Class AR, 3 Month LIBOR + 1.140%, 144A
3.488%(c)	01/15/31	4,146	4,149,322
Series 2017-4A, Class B, 3 Month LIBOR + 1.450%, 144A
3.781%(c)	11/20/30	1,500	1,496,059

			39,244,251

Consumer Loans — 0.4%
SoFi Consumer Loan Program LLC,
Series 2017-1, Class B, 144A
4.730%(cc)	01/26/26	4,295	4,400,406
Series 2017-2, Class A, 144A
3.280%	02/25/26	1,740	1,738,001
Series 2018-1, Class B, 144A
3.650%	02/25/27	1,406	1,394,264

			7,532,671

TOTAL ASSET-BACKED SECURITIES (cost $57,882,818)			58,047,730

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.804%(cc)	02/10/36	2,713	2,600,306
Citigroup Commercial Mortgage Trust,
Series 2015-SHP2, Class E, 1 Month LIBOR + 4.350%, 144A
6.423%(c)	07/15/27	1,185	1,190,006
Commercial Mortgage Trust,
Series 2013-CR6, Class A2
2.122%	03/10/46	32	32,201
Series 2013-CR6, Class D, 144A
4.203%(cc)	03/10/46	1,910	1,773,689
Series 2013-CR10, Class D, 144A
4.950%(cc)	08/10/46	2,020	1,820,988
Series 2013-LC6, Class D, 144A
4.441%(cc)	01/10/46	3,975	3,768,767
Series 2014-LC15, Class A2
2.840%	04/10/47	290	289,999
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class D
3.502%(cc)	08/15/48	1,272	1,023,406
CSMC Trust,
Series 2016-MFF, Class D, 1 Month LIBOR + 4.600%, 144A
6.673%(c)	11/15/33	1,311	1,324,148
GS Mortgage Securities Trust,
Series 2012-GC6, Class D, 144A
5.840%(cc)	01/10/45	524	499,878
Series 2013-G1, Class A1, 144A
2.059%	04/10/31	556	538,474
Series 2014-GC22, Class D, 144A
4.800%(cc)	06/10/47	600	510,728

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C32, Class C
4.817%(cc)	11/15/48		1,790	$1,772,200
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9, Class AM
5.372%	05/15/47		393	395,352
Series 2012-CBX, Class E, 144A
5.214%(cc)	06/15/45		1,144	1,042,625
Series 2015-SGP, Class A, 1 Month LIBOR + 1.700%, 144A
3.773%(c)	07/15/36		1,633	1,638,163
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ
5.452%(cc)	09/15/39		1,274	965,064
Morgan Stanley Capital I Trust,
Series 2015-XLF2, Class SNMD, 1 Month LIBOR + 1.735%, 144A
3.781%(c)	11/15/26		1,450	1,359,670
RETL,
Series 2018-RVP, Class A, 1 Month LIBOR + 1.100%, 144A
3.173%(c)	03/15/33		2,108	2,116,532
Starwood Retail Property Trust,
Series 2014-STAR, Class A, 1 Month LIBOR + 1.220%, 144A
3.293%(c)	11/15/27		3,477	3,478,636
WFRBS Commercial Mortgage Trust,
Series 2014-C25, Class D, 144A
3.803%(cc)	11/15/47		1,112	922,908

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $29,273,925)				29,063,740

CORPORATE BONDS — 23.7%
Australia — 0.6%
Australia & New Zealand Banking Group Ltd.,
Covered Bonds, EMTN
3.625%	07/18/22	EUR	1,509	2,010,371
Commonwealth Bank of Australia,
Covered Bonds, EMTN
0.750%	11/04/21	EUR	2,814	3,365,831
3.000%	05/03/22	EUR	869	1,127,311
National Capital Trust I,
Ltd. Gtd. Notes
5.620%	12/17/18	GBP	274	367,061
Westpac Banking Corp.,
Covered Bonds, EMTN
1.500%	03/24/21	EUR	2,689	3,274,478

				10,145,052

Brazil — 0.8%
Braskem Netherlands Finance BV,
Gtd. Notes, 144A
3.500%	01/10/23		492	462,578
BRF GmbH,
Gtd. Notes
4.350%	09/29/26		400	332,003

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Brazil (continued)
BRF SA,
Sr. Unsec’d. Notes
3.950%	05/22/23			692	$605,153
GTL Trade Finance, Inc./Gerdau Holdings, Inc.,
Gtd. Notes
5.893%	04/29/24			645	649,670
Itau Unibanco Holding SA,
Jr. Sub. Notes, MTN, 144A
6.125%	12/31/99			1,963	1,835,405
MARB BondCo PLC,
Gtd. Notes, 144A
7.000%	03/15/24			2,081	2,000,361
Minerva Luxembourg SA,
Gtd. Notes, 144A
6.500%	09/20/26			724	663,365
Natura Cosmeticos SA,
Sr. Unsec’d. Notes, 144A
5.375%	02/01/23			2,108	2,021,066
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
7.125%	06/26/42			2,565	897,750
Petrobras Global Finance BV,
Gtd. Notes
6.250%	03/17/24	(a)		949	940,934
Rumo Luxembourg Sarl,
Gtd. Notes, 144A
7.375%	02/09/24			1,543	1,558,445
Yamana Gold, Inc.,
Gtd. Notes
4.950%	07/15/24			995	993,915

					12,960,645

Canada — 0.2%
Bell Canada, Inc.,
Gtd. Notes
3.350%	06/18/19		CAD	1,788	1,372,489
Leisureworld Senior Care LP,
Sr. Sec’d. Notes
3.474%	02/03/21		CAD	2,334	1,797,765

					3,170,254

China — 0.3%
State Grid Overseas Investment 2016 Ltd.,
Gtd. Notes, MTN, 144A
2.250%	05/04/20			4,300	4,218,100
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, MTN, 144A
3.375%	05/02/19			200	200,789

					4,418,889

Denmark — 0.2%
Danske Bank A/S,
Jr. Sub. Notes, EMTN
5.875%	10/29/49		EUR	2,410	3,060,802
France — 1.3%
Altice France SA,
Sr. Sec’d. Notes, 144A
7.375%	05/01/26			2,359	2,306,394

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
France (continued)
BNP Paribas SA,
Gtd. Notes, MTN
5.000%	01/15/21		1,045	$1,086,684
Jr. Sub. Notes
7.625%	12/31/99		1,314	1,371,488
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24		1,447	1,467,131
Sub. Notes, MTN, 144A
5.700%	10/22/23		962	1,004,640
CNP Assurances,
Sub. Notes
4.500%	06/10/47	EUR	700	874,683
Credit Agricole SA,
Jr. Sub. Notes, 144A
8.125%	12/29/49		2,582	2,733,693
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24		518	487,797
3.375%	01/10/22		750	734,288
4.125%	01/10/27		1,063	1,028,417
Europcar Groupe SA,
Sec’d. Notes
5.750%	06/15/22	EUR	1,220	1,460,307
Groupama SA,
Sub. Notes
6.000%	01/23/27	EUR	1,800	2,495,175
Loxam SAS,
Sr. Sub. Notes
4.250%	04/15/24	EUR	474	575,574
Societe Generale SA,
Jr. Sub. Notes
7.375%	12/31/99		3,673	3,737,278

				21,363,549

India — 0.6%
Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes
4.000%	07/30/27		3,378	3,073,456
Sr. Unsec’d. Notes, 144A
3.950%	01/19/22		3,290	3,226,664
Adani Transmission Ltd.,
Sr. Sec’d. Notes
4.000%	08/03/26		3,725	3,301,855

				9,601,975

Ireland — 0.2%
Bank of Ireland,
Jr. Sub. Notes
7.375%	12/29/49	EUR	2,265	2,836,838

Italy — 0.8%
Assicurazioni Generali SpA,
Sub. Notes, EMTN
5.500%	10/27/47	EUR	1,864	2,301,947
Intesa Sanpaolo SpA,
Jr. Sub. Notes
7.750%	01/11/27	EUR	605	761,275
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22		4,215	3,890,400

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Italy (continued)
Sub. Notes, MTN, 144A
5.017%	06/26/24			1,772	$1,608,384
UniCredit SpA,
Jr. Sub. Notes
6.625%	12/31/49		EUR	1,371	1,587,046
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22			3,066	2,926,180

					13,075,232

Japan — 0.1%
Sumitomo Mitsui Banking Corp.,
Gtd. Notes
1.966%	01/11/19			2,513	2,502,436

Kazakhstan — 0.1%
Tengizchevroil Finance Co. International Ltd.,
Sr. Sec’d. Notes, 144A
4.000%	08/15/26			1,809	1,691,415

Kuwait — 0.2%
Equate Petrochemical BV,
Gtd. Notes, 144A
3.000%	03/03/22			4,446	4,253,506

Netherlands — 0.4%
ABN AMRO Bank NV,
Jr. Sub. Notes
4.750%	12/31/99		EUR	3,200	3,562,799
5.750%	12/29/49		EUR	400	494,148
Basell Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27			85	106,114
Cooperatieve Rabobank UA,
Gtd. Notes
4.375%	08/04/25			3,128	3,066,790

					7,229,851

South Africa — 0.0%
Anglo American Capital PLC,
Gtd. Notes, 144A
3.750%	04/10/22			200	198,561

South Korea — 0.0%
Korea Southern Power Co. Ltd.,
Sr. Unsec’d. Notes, 144A
3.000%	01/29/21			547	539,028

Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA,
Jr. Sub. Notes
5.875%	12/31/49	(a)	EUR	2,600	3,108,395
Banco de Sabadell SA,
Covered Bonds
0.875%	11/12/21		EUR	3,300	3,947,163
Banco Santander SA,
Jr. Sub. Notes
6.250%	09/11/49		EUR	2,700	3,319,615
Sr. Unsec’d. Notes
3.500%	04/11/22			2,600	2,536,132

					12,911,305

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Sweden — 0.2%
Nordea Bank AB,
Jr. Sub. Notes, GMTN
3.500%	12/31/99	EUR 3,395	$3,617,855
Skandinaviska Enskilda Banken AB,
Jr. Sub. Notes, EMTN
5.750%	12/31/99	577	571,229

			4,189,084

Switzerland — 1.4%
Credit Suisse Group AG,
Jr. Sub. Notes
6.250%	12/29/49	2,887	2,822,354
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.800%	06/09/23	2,288	2,258,316
4.550%	04/17/26	1,595	1,594,875
Glencore Finance Europe Ltd.,
Gtd. Notes, EMTN
1.750%	03/17/25	EUR 1,094	1,266,421
Glencore Funding LLC,
Gtd. Notes, 144A
4.000%	04/16/25	124	119,319
4.000%	03/27/27	1,190	1,123,271
4.125%	05/30/23	1,224	1,221,319
4.625%	04/29/24	2,036	2,047,025
Holcim Finance Luxembourg SA,
Gtd. Notes, EMTN
2.250%	05/26/28	EUR 3,805	4,488,199
UBS Group Funding Switzerland AG,
Gtd. Notes
6.875%	12/29/49	3,035	3,110,049
7.125%	08/10/99	214	220,370
Gtd. Notes, 144A
4.125%	09/24/25	1,454	1,443,840
Sub. Notes
7.625%	08/17/22	2,505	2,765,270

			24,480,628

United Kingdom — 3.1%
Aviva PLC,
Sub. Notes, EMTN
3.375%	12/04/45	EUR 2,628	3,120,252
6.125%	07/05/43	EUR 2,669	3,679,954
Barclays Bank PLC,
Sub. Notes, EMTN
6.625%	03/30/22	EUR 875	1,204,713
Barclays PLC,
Jr. Sub. Notes
8.000%	12/15/49	EUR 2,910	3,763,619
Sr. Unsec’d. Notes
3.684%	01/10/23	3,050	2,966,005
Sub. Notes
5.200%	05/12/26	1,624	1,595,354
HSBC Holdings PLC,
Jr. Sub. Notes
6.000%	12/29/49	EUR 1,566	2,047,009
Sr. Unsec’d. Notes
3.262%	03/13/23	962	942,301
4.041%	03/13/28	1,535	1,490,170

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Sub. Notes
4.250%	08/18/25			434	$426,094
4.375%	11/23/26			1,372	1,348,668
Lloyds Banking Group PLC,
Jr. Sub. Notes
6.375%	12/31/99		EUR	465	577,646
Sr. Unsec’d. Notes
4.375%	03/22/28			2,230	2,199,935
Sub. Notes
4.582%	12/10/25			833	816,557
4.650%	03/24/26			339	333,549
Nationwide Building Society,
Sub. Notes, 144A
4.000%	09/14/26			2,265	2,115,520
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25			2,478	2,493,867
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes
8.625%	12/29/49			2,574	2,735,519
Jr. Sub. Notes, 3 Month EURIBOR + 2.330%
2.006%(c)	10/29/49			EUR 200	228,889
Jr. Sub. Notes, 3 Month LIBOR + 2.320%
4.654%(c)	03/31/49	(a)		1,500	1,434,375
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
2.875%	08/05/21			4,175	4,044,331
3.571%	01/10/23			229	222,441
Sub. Notes, MTN, 144A
4.750%	09/15/25			1,701	1,661,050
Santander UK PLC,
Covered Bonds, EMTN
1.625%	11/26/20			EUR 2,653	3,229,908
4.250%	04/12/21			EUR 2,450	3,205,137
Standard Chartered PLC,
Jr. Sub. Notes, 3 Month LIBOR + 1.510%, 144A
3.869%(c)	01/29/49			3,200	2,800,000
Sub. Notes
5.700%	01/25/22			782	817,604
Yorkshire Power Finance Ltd.,
Gtd. Notes
7.250%	08/04/28			GBP 564	1,047,927

					52,548,394

United States — 12.4%
21st Century Fox America, Inc.,
Gtd. Notes
3.000%	09/15/22	(a)		762	746,477
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.375%	05/17/24			EUR 2,977	3,527,827
ACE Capital Trust II,
Ltd. Gtd. Notes
9.700%	04/01/30			2,710	3,793,999
AES Corp.,
Sr. Unsec’d. Notes
4.000%	03/15/21			2,517	2,504,415

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
American Tower Corp.,
Sr. Unsec’d. Notes
5.050%	09/01/20		564	$582,913
5.900%	11/01/21		1,135	1,213,939
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	(a)	1,991	1,995,978
Apache Corp.,
Sr. Unsec’d. Notes
6.900%	09/15/18		1,400	1,409,962
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28	(a)	1,297	1,238,635
AT&T, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23		EUR 1,249	1,571,636
3.000%	02/15/22		875	854,336
3.400%	05/15/25		2,282	2,139,921
3.600%	02/17/23		961	946,788
4.125%	02/17/26		1,112	1,086,887
Bank of America Corp.,
Jr. Sub. Notes
5.875%	12/31/49		375	366,563
6.300%	12/29/49		1,079	1,139,694
6.500%	10/29/49	(a)	1,721	1,828,563
Sr. Unsec’d. Notes, EMTN
2.375%	06/19/24		EUR 3,340	4,193,342
Sr. Unsec’d. Notes, MTN
3.824%	01/20/28		4,116	4,014,936
Sub. Notes, MTN
4.000%	01/22/25		1,277	1,260,594
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.625%	01/15/24		828	801,511
3.875%	01/15/27		1,790	1,693,076
Carnival Corp.,
Gtd. Notes
1.625%	02/22/21		EUR 6,821	8,270,400
Celgene Corp.,
Sr. Unsec’d. Notes
2.750%	02/15/23	(a)	2,928	2,796,983
3.250%	02/20/23		3,050	2,979,408
3.450%	11/15/27		3,482	3,201,644
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22	(a)	1,458	1,443,419
6.450%	06/15/21		1,194	1,227,635
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20		1,250	1,248,413
4.908%	07/23/25		3,920	3,958,746
Cheniere Energy Partners LP,
Sr. Sec’d. Notes, 144A
5.250%	10/01/25	(a)	2,234	2,179,155
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes
6.250%	03/31/23		822	753,158

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/07/25		1,155	$1,163,663
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, MTN
16.935%(s)	10/04/18		EGP 47,490	2,532,589
Citigroup, Inc.,
Sr. Unsec’d. Notes, EMTN
1.375%	10/27/21		EUR 1,431	1,727,588
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22		985	1,032,826
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	06/30/23		270	255,794
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25	(a)	1,262	1,291,973
CVS Health Corp.,
Sr. Unsec’d. Notes
4.100%	03/25/25		3,445	3,426,746
4.300%	03/25/28		3,445	3,398,179
DDR Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25		525	498,177
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23	(a)	1,100	1,151,301
6.020%	06/15/26		420	441,164
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43		632	455,039
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.375%	10/15/20		2,750	2,800,078
Energy Transfer Equity LP,
Sr. Sec’d. Notes
4.250%	03/15/23		2,580	2,489,726
Energy Transfer Partners LP,
Gtd. Notes
4.650%	06/01/21		1,002	1,026,048
4.900%	02/01/24		621	630,750
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25		3,253	3,006,463
Expedia Group, Inc.,
Gtd. Notes
3.800%	02/15/28		2,446	2,239,919
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.400%	01/15/21		EUR 1,359	1,590,075
Ford Motor Co.,
Sr. Unsec’d. Notes
4.346%	12/08/26	(a)	2,159	2,118,868
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.810%	01/09/24	(a)	786	762,956
4.134%	08/04/25	(a)	4,313	4,204,701

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
General Electric Co.,
Jr. Sub. Notes
5.000%	01/21/21	(a)	1,003	$987,955
General Motors Co.,
Sr. Unsec’d. Notes
4.200%	10/01/27	(a)	1,265	1,211,727
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23		666	653,383
5.250%	03/01/26		862	893,230
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.000%	12/31/49		2,252	2,112,601
Sr. Unsec’d. Notes, EMTN
2.000%	07/27/23		EUR 3,450	4,240,332
Sr. Unsec’d. Notes, MTN
2.905%	07/24/23		700	674,219
HCP, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21		8	8,316
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21		483	481,395
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.750%	06/01/24		160	170,800
Hertz Corp. (The),
Gtd. Notes, 144A
5.500%	10/15/24	(a)	1,720	1,352,349
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	(a)	1,749	1,689,232
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	02/15/26		1,229	1,225,928
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23		277	281,848
International Game Technology PLC,
Sr. Sec’d. Notes
4.750%	02/15/23		EUR 1,320	1,642,842
Sr. Sec’d. Notes, 144A
6.500%	02/15/25		616	636,020
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.782%	02/01/28		5,550	5,414,883
Sr. Unsec’d. Notes, EMTN
1.375%	09/16/21		EUR 2,378	2,874,644
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.000%	02/15/21		2,478	2,562,842
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
4.650%	11/01/24		2,812	2,906,182
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		139	137,504
3.600%	02/01/25		1,059	1,034,135

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	01/15/24		917	$898,202
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24		EUR 875	1,042,664
LifePoint Health, Inc.,
Gtd. Notes
5.875%	12/01/23	(a)	1,866	1,856,670
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24		EUR 400	485,753
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20	(a)	1,245	1,223,213
5.750%	08/01/22	(a)	344	309,600
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
8.875%	06/01/39		163	255,155
McKesson Corp.,
Sr. Unsec’d. Notes
0.625%	08/17/21		EUR 2,000	2,360,036
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		150	153,505
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
1.375%	10/27/26		EUR 5,870	6,733,736
1.750%	03/11/24		EUR 3,455	4,183,402
Nabors Industries, Inc.,
Gtd. Notes
5.500%	01/15/23	(a)	1,649	1,587,163
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39		939	1,470,299
Navient Corp.,
Sr. Unsec’d. Notes
6.625%	07/26/21		2,490	2,557,728
Novelis Corp.,
Gtd. Notes, 144A
6.250%	08/15/24		1,096	1,096,000
PDC Energy, Inc.,
Gtd. Notes, 144A
5.750%	05/15/26		1,910	1,890,900
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22		3,193	3,147,179
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
0.625%	11/08/24		EUR 3,700	4,220,703
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24		2,188	2,072,138
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	(a)	915	894,413
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
4.400%	07/13/27	(a)	4,243	4,069,026

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (continued)
Seagate HDD Cayman,
Gtd. Notes
4.750%	06/01/23			170	$168,596
4.750%	01/01/25			805	772,038
4.875%	03/01/24	(a)		820	804,058
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	(a)		2,330	2,300,875
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
4.738%	09/20/29			4,305	4,271,852
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
4.875%	01/15/23			2,052	1,969,920
Synchrony Financial,
Sr. Unsec’d. Notes
3.950%	12/01/27			3,410	3,145,752
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20			533	547,576
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	10/01/21			1,018	1,001,458
4.500%	04/01/21			1,495	1,480,050
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26			683	674,463
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19			495	493,016
U.S. Bancorp,
Jr. Sub. Notes
5.300%	04/15/27			1,761	1,754,308
Warner Media LLC,
Gtd. Notes
3.550%	06/01/24			1,383	1,333,550
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.625%	08/16/22		EUR	315	398,070
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26			2,553	2,482,793
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25			1,192	1,162,824
4.125%	11/15/20			275	278,453
4.500%	11/15/23			368	373,606
WPC Eurobond BV,
Gtd. Notes
2.125%	04/15/27		EUR	2,199	2,560,019
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
4.250%	03/01/22			123	119,771

					209,008,476

TOTAL CORPORATE BONDS (cost $407,301,640)					400,185,920

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.9%
Bellemeade Re Ltd (Bermuda),
Series 2016-1A, Class M2B, 1 Month LIBOR + 6.500%, 144A
8.591%(c)	04/25/26	1,920	$1,944,607
Fannie Mae Connecticut Avenue Securities,
Series 2014-C02, Class 1M1, 1 Month LIBOR + 0.950%
3.041%(c)	05/25/24	175	175,128
Series 2014-C04, Class 2M2, 1 Month LIBOR + 5.000%
7.091%(c)	11/25/24	3,507	3,952,756
Series 2015-C01, Class 1M2, 1 Month LIBOR + 4.300%
6.391%(c)	02/25/25	2,504	2,760,806
Series 2015-C01, Class 2M2, 1 Month LIBOR + 4.550%
6.641%(c)	02/25/25	1,883	2,039,441
Series 2015-C02, Class 1M2, 1 Month LIBOR + 4.000%
6.091%(c)	05/25/25	1,744	1,909,740
Series 2015-C02, Class 2M2, 1 Month LIBOR + 4.000%
6.091%(c)	05/25/25	3,252	3,511,882
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000%
7.091%(c)	07/25/25	1,259	1,428,733
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
7.091%(c)	07/25/25	5,252	5,822,526
Series 2015-C04, Class 2M2, 1 Month LIBOR + 5.550%
7.641%(c)	04/25/28	1,990	2,250,411
Series 2016-C01, Class 1M2, 1 Month LIBOR + 6.750%
8.841%(c)	08/25/28	2,892	3,502,680
Series 2016-C01, Class 2M2, 1 Month LIBOR + 6.950%
9.041%(c)	08/25/28	818	977,716
Series 2016-C02, Class 1M2, 1 Month LIBOR + 6.000%
8.091%(c)	09/25/28	2,647	3,130,662
Series 2016-C03, Class 1M2, 1 Month LIBOR + 5.300%
7.391%(c)	10/25/28	432	510,995
Series 2016-C03, Class 2M2, 1 Month LIBOR + 5.900%
7.991%(c)	10/25/28	2,731	3,189,212
Series 2016-C04, Class 1M2, 1 Month LIBOR + 4.250%
6.341%(c)	01/25/29	1,227	1,388,469
Series 2016-C05, Class 2M2, 1 Month LIBOR + 4.450%
6.541%(c)	01/25/29	3,299	3,674,115
Series 2016-C07, Class 2M2, 1 Month LIBOR + 4.350%
6.441%(c)	05/25/29	1,043	1,160,184
Series 2017-C02, Class 2M2, 1 Month LIBOR + 3.650%
5.741%(c)	09/25/29	1,284	1,400,412
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DN1, Class M3, 1 Month LIBOR + 4.150%
6.241%(c)	01/25/25	6,174	6,628,064
Series 2015-DNA2, Class M2, 1 Month LIBOR + 2.600%
4.691%(c)	12/25/27	721	737,379
Series 2015-DNA3, Class M3, 1 Month LIBOR + 4.700%
6.791%(c)	04/25/28	684	811,223
Series 2015-HQ1, Class M2, 1 Month LIBOR + 2.200%
4.291%(c)	03/25/25	426	428,133
Series 2015-HQA1, Class M2, 1 Month LIBOR + 2.650%
4.741%(c)	03/25/28	1,049	1,068,865
Series 2015-HQA2, Class M2, 1 Month LIBOR + 2.800%
4.891%(c)	05/25/28	1,503	1,544,753
Series 2015-HQA2, Class M3, 1 Month LIBOR + 4.800%
6.891%(c)	05/25/28	498	583,051
Series 2016-DNA1, Class M2, 1 Month LIBOR + 2.900%
4.991%(c)	07/25/28	1,094	1,121,929

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-DNA2, Class M3, 1 Month LIBOR + 4.650%
6.741%(c)	10/25/28		1,114	$1,285,745
Series 2016-DNA3, Class M2, 1 Month LIBOR + 2.000%
4.091%(c)	12/25/28		690	699,519
Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%
3.391%(c)	03/25/29		634	640,825
Series 2016-HQA1, Class M3, 1 Month LIBOR + 6.350%
8.441%(c)	09/25/28		1,182	1,467,919
Series 2017-DNA2, Class M2, 1 Month LIBOR + 3.450%
5.541%(c)	10/25/29		1,969	2,152,716
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH1, Class M2, 1 Month LIBOR + 4.250%, 144A
6.341%(c)	11/25/24		1,001	1,089,585
Series 2015-CH1, Class M1, 1 Month LIBOR + 2.000%, 144A
4.091%(c)	10/25/25		357	359,734

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $60,772,614)				65,349,915

SOVEREIGN BONDS — 38.8%
Argentina POM Politica Monetaria (Argentina),
Bonds, Argentina Central Bank 7 Day Repo Reference Rate + 0.000%
40.000%(c)	06/21/20	ARS	9,000	317,745
Argentine Bonos del Tesoro (Argentina), Bonds
15.500%	10/17/26	ARS	61,748	1,895,003
16.000%	10/17/23	ARS	123,211	3,776,844
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
6.875%	04/22/21		2,345	2,309,825
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
7.000%	10/12/28		1,453	1,297,500
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/27	BRL	37,598	8,866,926
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.625%	01/13/28		525	473,813
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
1.000%	08/15/24	EUR	528	659,215
2.500%	07/04/44	EUR	19,999	31,696,832
2.500%	08/15/46	EUR	12,414	19,906,273
4.750%	07/04/34	EUR	4,855	9,212,032
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
1.250%	06/15/21	CAD	44,665	33,068,034
2.250%	12/15/25	CAD	7,450	5,571,703
2.550%	03/15/25	CAD	3,190	2,438,440
Canadian Government Bond (Canada),
Bonds
2.750%	12/01/48	CAD	3,777	3,219,205
Costa Rica Government International Bond (Costa Rica),
Bonds, 144A^
4.370%	05/22/19		1,335	1,331,261

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21		1,790	$1,874,129
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		2,215	2,187,313
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, MTN, 144A
7.500%	01/31/27		2,525	2,482,126
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
0.125%	10/17/23	EUR	9,504	11,100,782
French Republic Government Bond OAT (France),
Bonds
0.750%	05/25/28	EUR	1,298	1,536,133
1.000%	05/25/27	EUR	66,321	81,021,794
3.250%	05/25/45	EUR	920	1,507,974
3.500%	04/25/26	EUR	12,560	18,369,684
Bonds, 144A
1.750%	06/25/39	EUR	7,535	9,544,286
Gabon Government International Bond (Gabon),
Bonds
6.375%	12/12/24		1,740	1,554,105
Ireland Government Bond (Ireland),
Unsec’d. Notes
1.000%	05/15/26	EUR	9,798	11,868,909
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
0.950%	03/01/23	EUR	7,915	8,922,115
2.050%	08/01/27	EUR	3,764	4,192,457
2.200%	06/01/27	EUR	9,095	10,307,830
1.350%	04/15/22	EUR	19,295	22,432,615
Unsec’d. Notes, 144A
3.450%	03/01/48	EUR	1,717	2,013,466
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
5.125%	06/15/25	EUR	348	408,016
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	03/20/26	JPY	2,071,650	18,924,307
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
0.500%	09/20/36	JPY	4,002,450	36,612,937
1.400%	09/20/34	JPY	1,312,000	13,852,345
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes, TIPS
0.100%	03/10/26	JPY	4,457,800	42,714,186
0.100%	03/10/28	JPY	774,100	7,429,097
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, 144A
0.200%	10/22/23	EUR	13,880	16,423,821
0.800%	06/22/27	EUR	7,629	9,093,578
Unsec’d. Notes, 144A
0.800%	06/22/25	EUR	7,360	8,931,453
2.600%	06/22/24	EUR	6,496	8,738,266
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.580%	09/28/18	MYR	12,740	3,155,360
3.654%	10/31/19	MYR	33,004	8,183,154
3.759%	03/15/19	MYR	7,744	1,922,030
5.734%	07/30/19	MYR	27,163	6,885,012

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	370,408	$18,055,764
8.000%	06/11/20	MXN	391,455	19,812,567
New Zealand Government Inflation Linked Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	5,580	4,222,689
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	06/02/26	CAD	340	252,089
Unsec’d. Notes
2.600%	06/02/25	CAD	789	596,595
2.600%	06/02/27	CAD	21,745	16,254,538
Province of Quebec (Canada),
Unsec’d. Notes
2.750%	09/01/25	CAD	1,243	950,406
2.750%	09/01/27	CAD	3,054	2,318,243
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes
9.125%	03/16/24		417	400,319
Sr. Unsec’d. Notes, 144A
5.750%	06/15/19		1,961	1,936,880
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, 144A
7.125%	06/10/21		780	737,100
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
5.250%	01/20/20		100	102,948
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		2,221	2,219,383
Republic of Angola Via Northern Lights III BV (Angola),
Sr. Sec’d. Notes
7.000%	08/17/19		842	844,670
Russian Federal Bond (Russia),
Bonds
6.400%	05/27/20	RUB	470,113	7,410,870
Spain Government Bond (Spain),
Bonds
1.400%	01/31/20	EUR	6,690	8,020,156
Sr. Unsec’d. Notes, 144A
1.950%	04/30/26	EUR	12,224	15,273,555
United Kingdom Gilt (United Kingdom),
Bonds
1.500%	07/22/47	GBP	5,455	6,804,798
1.500%	07/22/26	GBP	14,412	19,421,545
1.750%	09/07/22	GBP	2,955	4,034,403
2.000%	09/07/25	GBP	3,455	4,831,857
2.250%	09/07/23	GBP	11,320	15,868,049
4.250%	06/07/32	GBP	1,440	2,536,036
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28	UYU	47,242	1,300,094
9.875%	06/20/22	UYU	29,252	923,505

TOTAL SOVEREIGN BONDS (cost $662,198,701)				655,358,990

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.0%
Federal National Mortgage Assoc.
3.500%	01/01/48		9,027	$8,988,571
3.500%	02/01/48		4,656	4,640,653
3.500%	03/01/48		7,689	7,663,982
3.500%	03/01/48		2,000	1,992,321
3.500%	04/01/48		1,895	1,886,881
3.500%	04/01/48		1,000	995,987
3.500%	05/01/48		2,610	2,598,752
3.500%	05/01/48		1,245	1,240,523
3.500%	06/01/48		2,518	2,508,098
3.500%	06/01/48		2,000	1,992,200
3.500%	06/01/48		1,918	1,911,673
3.500%	06/01/48		1,453	1,447,008
4.000%	TBA	(tt)	34,307	34,975,985
4.500%	TBA	(tt)	91,656	95,437,390

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $167,696,228)				168,280,024

U.S. TREASURY OBLIGATIONS — 16.5%
U.S. Treasury Bonds
3.000%	11/15/45		43,904	44,058,350
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/20		8,195	8,671,907
U.S. Treasury Notes
1.250%	03/31/21		9,020	8,696,548
1.375%	02/15/20		17,360	17,050,097
2.000%	08/31/21	(h)	7,077	6,939,054
2.000%	10/31/22		40,291	39,121,714
2.000%	08/15/25	(h)	44,171	41,841,196
2.000%	11/15/26		46,577	43,649,188
2.125%	05/15/25		13,690	13,100,153
2.250%	02/15/27		6,788	6,477,693
2.375%	08/15/24		14,472	14,127,725
2.500%	05/15/24	(h)	36,567	35,992,784

TOTAL U.S. TREASURY OBLIGATIONS (cost $284,385,876)				279,726,409

TOTAL LONG-TERM INVESTMENTS (cost $1,669,511,802)				1,656,012,728

			Shares
SHORT-TERM INVESTMENTS — 10.5%
AFFILIATED MUTUAL FUNDS — 5.5%
PGIM Core Ultra Short Bond Fund(w)			60,297,288	60,297,288
PGIM Institutional Money Market Fund (cost $32,818,386; includes $32,722,342 of cash collateral for securities on loan)(b)(w)			32,815,105	32,818,386

TOTAL AFFILIATED MUTUAL FUNDS (cost $93,115,674)				93,115,674

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) — 5.0%
U.S. Treasury Bills
1.905%	09/13/18	84,164	$83,843,148

(cost $83,840,503)
OPTIONS PURCHASED~* — 0.0%
(cost $1,182,460)			348,476

TOTAL SHORT-TERM INVESTMENTS (cost $178,138,637)			177,307,298

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 108.5% (cost $1,847,650,439)			1,833,320,026

OPTIONS WRITTEN~* — (0.1)%
(premiums received $1,541,519)			(1,423,351)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 108.4% (cost $1,846,108,920)			1,831,896,675
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (8.4)%			(142,674,016)

NET ASSETS — 100.0%			$1,689,222,659

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,332,550 and 0.3% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,958,271; cash collateral of $32,722,342 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $125,962,738 is 7.5% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option MXN vs USD	Call	Natwest Markets PLC	07/31/18	17.94	—	MXN	77,146	$1,495
Currency Option MXN vs USD	Call	Credit Suisse First Boston Corp.	08/02/18	17.50	—	MXN	151,375	1,306
Currency Option CHN vs USD	Put	JPMorgan Chase	08/24/18	6.70	—	CNH	112,560	112,147
Currency Option MXN vs USD	Put	JPMorgan Chase	07/31/18	20.00	—	MXN	86,000	80,949
Currency Option USD vs EUR	Put	Natwest Markets PLC	10/18/18	1.21	—		17,212	104,213

Total OTC Traded Options (cost $588,204)								$300,110

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5 Year Interest Rate Swap, 07/10/23 (cost $594,256)	Put	Morgan Stanley	07/06/18	2.96%	3 Month LIBOR(Q)	2.96%(Q)	180,600	48,366

Total Options Purchased (cost $1,182,460)								$348,476

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs EUR	Call	Natwest Markets PLC	10/18/18	1.17	—		16,643	$(238,288)
Currency Option INR vs USD	Put	JPMorgan Chase	02/20/19	71.32	—	INR	299,544	(77,136)
Currency Option KRW vs USD	Put	Bank of America	07/17/18	1,098.00	—	KRW	4,639,050	(68,882)
Currency Option MXN vs USD	Put	Credit Suisse First Boston Corp.	07/19/18	21.50	—	MXN	93,740	(6,478)
Currency Option MXN vs USD	Put	Natwest Markets PLC	07/31/18	20.00	—	MXN	86,000	(80,950)
Currency Option MXN vs USD	Put	Credit Suisse First Boston Corp.	08/02/18	22.00	—	MXN	190,300	(11,799)
Currency Option MXN vs USD	Put	Goldman Sachs & Co.	08/14/18	22.00	—	MXN	96,140	(11,133)
Currency Option MXN vs USD	Put	Morgan Stanley	02/15/19	23.82	—	MXN	100,044	(58,510)
Currency Option SGD vs CHF	Put	UBS AG	08/23/18	1.48	—	SGD	13,986	(1,349)
Currency Option TRY vs CHF	Put	UBS AG	02/26/19	5.90	—	TRY	23,305	(108,482)
Currency Option TRY vs USD	Put	Morgan Stanley	07/13/18	4.37	—	TRY	18,564	(223,664)
Currency Option USD vs EUR	Put	Natwest Markets PLC	10/18/18	1.25	—		17,781	(25,995)
Currency Option ZAR vs GBP	Put	UBS AG	10/15/18	19.52	—	ZAR	58,072	(74,396)
Currency Option ZAR vs USD	Put	Morgan Stanley	07/03/18	12.64	—	ZAR	54,021	(317,475)

Total OTC Traded Options (premiums received $1,075,473)								$(1,304,537)

OTC Swaption

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2 Year Interest Rate Swap, 7/10/20	Put	Morgan Stanley	07/06/18	2.82%	2.82%(Q)	3 Month LIBOR(Q)	433,850	(118,814)

(premiums received $466,046)
Total Options Written (premiums received $1,541,519)								$(1,423,351)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
259	2 Year U.S. Treasury Notes	Sep. 2018	$54,863,485	$28,329
29	10 Year Japanese Bonds	Sep. 2018	39,510,093	49,993
135	10 Year U.S. Ultra Treasury Notes	Sep. 2018	17,311,641	43,141
40	20 Year U.S. Treasury Bonds	Sep. 2018	5,800,000	185,633
307	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	48,985,688	1,885,711

				2,192,807

Short Positions:
541	5 Year Euro-Bobl	Sep. 2018	83,502,435	(378,321)
1,713	5 Year U.S. Treasury Notes	Sep. 2018	194,626,243	(381,752)
43	10 Year Canadian Government Bonds	Sep. 2018	4,471,555	(129,631)
288	10 Year Euro-Bund.	Sep. 2018	54,669,921	(632,423)
25	10 Year U.K. Gilt	Sep. 2018	4,060,207	(83,130)
21	30 Year Euro Buxl	Sep. 2018	4,357,884	(65,467)

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (continued):
82	Euro-OAT	Sep. 2018	$14,798,706	$(147,470)
				(1,818,194)

				$374,613

Cash and foreign currency of $2,271,782 has been segregated with Morgan Stanley to cover requirements for open futures contracts at June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/05/18	Citigroup Global Markets	ARS	36,909	$1,351,970	$1,267,428	$—	$(84,542)
Expiring 07/05/18	Hong Kong & Shanghai Bank	ARS	48,357	1,719,678	1,660,566	—	(59,112)
Brazilian Real,
Expiring 07/03/18	Bank of America	BRL	11,247	2,996,283	2,900,351	—	(95,932)
Expiring 07/03/18	Morgan Stanley	BRL	104,851	27,831,987	27,039,945	—	(792,042)
Expiring 07/03/18	Standard Chartered PLC	BRL	25,749	6,853,217	6,640,292	—	(212,925)
Expiring 08/02/18	Standard Chartered PLC	BRL	39,040	10,282,882	10,031,814	—	(251,068)
Expiring 08/02/18	Standard Chartered PLC	BRL	8,853	2,309,467	2,274,799	—	(34,668)
British Pound,
Expiring 08/03/18	JPMorgan Chase	GBP	1,504	2,017,020	1,988,180	—	(28,840)
Canadian Dollar,
Expiring 08/30/18	UBS AG	CAD	14,984	11,343,150	11,410,343	67,193	—
Chinese Renminbi,
Expiring 08/28/18	JPMorgan Chase	CNH	22,725	3,444,000	3,417,791	—	(26,209)
Euro,
Expiring 07/18/18	Australia and New Zealand Banking Group	EUR	4,851	5,667,671	5,672,522	4,851	—
Expiring 07/18/18	Bank of New York Mellon	EUR	2,659	3,129,857	3,109,022	—	(20,835)
Expiring 07/18/18	BNP Paribas	EUR	9,143	10,835,177	10,692,784	—	(142,393)
Expiring 07/18/18	Goldman Sachs & Co.	EUR	7,292	8,557,762	8,528,105	—	(29,657)
Expiring 07/18/18	Morgan Stanley	EUR	7,124	8,401,573	8,330,713	—	(70,860)
Indian Rupee,
Expiring 08/09/18	Citigroup Global Markets	INR	1,127,380	16,592,297	16,372,825	—	(219,472)
Israeli Shekel,
Expiring 07/12/18	Bank of America	ILS	13,868	3,864,935	3,794,561	—	(70,374)
Expiring 07/12/18	Bank of America	ILS	5,321	1,482,949	1,455,947	—	(27,002)
Expiring 07/12/18	Citigroup Global Markets	ILS	9,440	2,619,607	2,582,834	—	(36,773)
Expiring 07/12/18	Credit Suisse First Boston Corp.	ILS	13,336	3,692,930	3,648,940	—	(43,990)
Expiring 07/12/18	JPMorgan Chase	ILS	11,624	3,241,655	3,180,454	—	(61,201)
Expiring 07/12/18	JPMorgan Chase	ILS	5,119	1,419,139	1,400,646	—	(18,493)
Japanese Yen,
Expiring 10/04/18	JPMorgan Chase	JPY	412,723	3,795,965	3,754,109	—	(41,856)
Mexican Peso,
Expiring 07/23/18	Credit Suisse First Boston Corp.	MXN	16,768	900,450	841,050	—	(59,400)
Expiring 07/23/18	JPMorgan Chase	MXN	11,866	641,586	595,172	—	(46,414)
Expiring 08/02/18	Credit Suisse First Boston Corp.	MXN	39,434	2,107,000	1,974,660	—	(132,340)
Expiring 08/02/18	JPMorgan Chase	MXN	12,605	680,043	631,179	—	(48,864)
Expiring 08/06/18	Credit Suisse First Boston Corp.	MXN	71,436	3,771,400	3,574,818	—	(196,582)
Expiring 08/07/18	BNP Paribas	MXN	26,981	1,339,678	1,349,957	10,279	—
Expiring 08/07/18	Credit Suisse First Boston Corp.	MXN	40,385	2,018,281	2,020,598	2,317	—

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Mexican Peso (continued),
Expiring 08/07/18	Credit Suisse First Boston Corp.	MXN	8,227	$410,173	$411,606	$1,433	$—
New Zealand Dollar,
Expiring 08/09/18	JPMorgan Chase	NZD	5,995	4,225,469	4,060,662	—	(164,807)
Norwegian Krone,
Expiring 07/26/18	Hong Kong & Shanghai Bank	NOK	35,948	4,444,406	4,418,793	—	(25,613)
South African Rand,
Expiring 07/05/18	Credit Suisse First Boston Corp.	ZAR	10,181	846,450	741,611	—	(104,839)
South Korean Won,
Expiring 07/26/18	Citigroup Global Markets	KRW	27,049,581	25,438,079	24,287,269	—	(1,150,810)
Swedish Krona,
Expiring 07/26/18	Citigroup Global Markets	SEK	98,637	11,395,710	11,035,237	—	(360,473)
Expiring 07/26/18	Morgan Stanley	SEK	47,945	5,498,346	5,363,913	—	(134,433)
Swiss Franc,
Expiring 09/18/18	Australia and New Zealand Banking Group	CHF	1,699	1,721,995	1,727,797	5,802	—
Turkish Lira,
Expiring 07/02/18	Credit Suisse First Boston Corp.	TRY	38,471	8,168,300	8,363,436	195,136	—
Expiring 07/16/18	Barclays Capital Group	TRY	38,471	8,351,197	8,312,759	—	(38,438)
Expiring 07/16/18	BNP Paribas	TRY	7,727	1,634,711	1,669,686	34,975	—
Expiring 07/16/18	Goldman Sachs & Co.	TRY	43,158	9,547,896	9,325,581	—	(222,315)

				$236,592,341	$231,860,755	321,986	(5,053,572)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/05/18	Citigroup Global Markets	ARS	93,184	$3,611,207	$3,199,901	$411,306	$—
Expiring 07/05/18	Hong Kong & Shanghai Bank	ARS	152,398	5,910,739	5,233,280	677,459	—
Expiring 07/26/18	Citigroup Global Markets	ARS	36,909	1,328,132	1,238,259	89,873	—
Australian Dollar,
Expiring 08/09/18	Standard Chartered PLC	AUD	14,029	10,675,203	10,383,585	291,618	—
Brazilian Real,
Expiring 07/03/18	Bank of America	BRL	16,017	4,176,178	4,130,612	45,566	—
Expiring 07/03/18	Bank of America	BRL	15,758	4,215,605	4,063,784	151,821	—
Expiring 07/03/18	Bank of America	BRL	6,524	1,720,003	1,682,455	37,548	—
Expiring 07/03/18	Citigroup Global Markets	BRL	103,548	28,319,979	26,703,739	1,616,240	—
Expiring 08/02/18	Morgan Stanley	BRL	104,851	27,754,630	26,943,246	811,384	—
British Pound,
Expiring 08/03/18	Morgan Stanley	GBP	42,143	56,586,516	55,709,476	877,040	—
Canadian Dollar,
Expiring 08/30/18	Standard Chartered PLC	CAD	107,164	82,667,115	81,605,077	1,062,038	—
Chinese Renminbi,
Expiring 08/28/18	Credit Suisse First Boston Corp.	CNH	22,725	3,444,000	3,417,791	26,209	—
Colombian Peso,
Expiring 07/25/18	Barclays Capital Group	COP	23,571,643	8,230,710	8,032,689	198,021	—
Euro,
Expiring 07/18/18	Australia and New Zealand Banking Group	EUR	2,984	3,495,496	3,489,567	5,929	—
Expiring 07/18/18	Bank of America	EUR	294,034	344,095,839	343,861,221	234,618	—
Expiring 07/18/18	Bank of New York Mellon	EUR	1,033	1,196,547	1,207,480	—	(10,933)
Expiring 07/18/18	Goldman Sachs & Co.	EUR	56,478	65,702,984	66,048,859	—	(345,875)

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 07/18/18	Goldman Sachs & Co.	EUR	10,785	$12,583,956	$12,612,558	$—	$(28,602)
Expiring 07/18/18	Hong Kong & Shanghai Bank	EUR	28,736	33,641,174	33,605,285	35,889	—
Expiring 07/18/18	Natwest Markets PLC	EUR	818	956,113	956,849	—	(736)
Indian Rupee,
Expiring 08/09/18	Hong Kong & Shanghai Bank	INR	677,660	9,948,143	9,841,579	106,564	—
Expiring 08/09/18	Standard Chartered PLC	INR	535,133	7,753,700	7,771,684	—	(17,984)
Israeli Shekel,
Expiring 07/12/18	Deutsche Bank AG	ILS	89,120	25,434,419	24,384,228	1,050,191	—
Japanese Yen,
Expiring 10/04/18	JPMorgan Chase	JPY	13,235,646	121,173,367	120,390,707	782,660	—
Mexican Peso,
Expiring 07/23/18	Bank of America	MXN	99,459	4,986,992	4,988,559	—	(1,567)
Expiring 07/23/18	JPMorgan Chase	MXN	16,768	900,450	841,049	59,401	—
Expiring 08/02/18	Natwest Markets PLC	MXN	39,434	2,107,000	1,974,659	132,341	—
Expiring 08/06/18	Credit Suisse First Boston Corp.	MXN	71,436	3,771,400	3,574,816	196,584	—
Expiring 08/07/18	Citigroup Global Markets	MXN	550,413	26,520,354	27,539,181	—	(1,018,827)
New Taiwanese Dollar,
Expiring 09/13/18	Barclays Capital Group	TWD	584,075	19,726,991	19,263,510	463,481	—
Expiring 09/13/18	Hong Kong & Shanghai Bank	TWD	158,967	5,378,849	5,242,912	135,937	—
New Zealand Dollar,
Expiring 08/09/18	BNP Paribas	NZD	29,100	20,400,979	19,710,178	690,801	—
Polish Zloty,
Expiring 07/19/18	Bank of New York Mellon	PLN	7	1,830	1,738	92	—
Singapore Dollar,
Expiring 08/16/18	Australia and New Zealand Banking Group	SGD	5,454	4,093,230	4,007,158	86,072	—
Expiring 08/16/18	JPMorgan Chase	SGD	11,508	8,642,937	8,454,685	188,252	—
South African Rand,
Expiring 07/05/18	Morgan Stanley	ZAR	10,181	846,450	741,607	104,843	—
Expiring 09/07/18	Citigroup Global Markets	ZAR	56,179	4,103,862	4,057,340	46,522	—
South Korean Won,
Expiring 07/19/18	Barclays Capital Group	KRW	1,843,820	1,667,547	1,655,234	12,313	—
Expiring 07/26/18	Citigroup Global Markets	KRW	5,103,235	4,742,661	4,582,091	160,570	—
Expiring 07/26/18	Goldman Sachs & Co.	KRW	5,555,114	5,161,258	4,987,823	173,435	—
Expiring 07/26/18	Standard Chartered PLC	KRW	9,033,161	8,097,081	8,110,691	—	(13,610)
Expiring 07/26/18	Standard Chartered PLC	KRW	4,009,685	3,704,371	3,600,215	104,156	—
Expiring 07/26/18	Standard Chartered PLC	KRW	3,297,363	3,061,903	2,960,635	101,268	—
Swedish Krona,
Expiring 07/26/18	JPMorgan Chase	SEK	119,445	13,671,095	13,363,155	307,940	—
Expiring 07/26/18	Morgan Stanley	SEK	46,581	5,372,325	5,211,292	161,033	—
Expiring 07/26/18	Standard Chartered PLC	SEK	44,459	5,185,165	4,973,966	211,199	—
Swiss Franc,
Expiring 09/18/18	Morgan Stanley	CHF	7,642	7,761,005	7,771,891	—	(10,886)
Turkish Lira,
Expiring 07/16/18	BNP Paribas	TRY	36,075	7,525,492	7,795,100	—	(269,608)
Expiring 07/16/18	BNP Paribas	TRY	7,542	1,613,840	1,629,657	—	(15,817)
Expiring 07/16/18	JPMorgan Chase	TRY	7,652	1,671,739	1,653,429	18,310	—
Expiring 07/16/18	UBS AG	TRY	12,317	2,538,097	2,661,364	—	(123,267)
Expiring 07/31/18	Credit Suisse First Boston Corp.	TRY	44,410	9,334,543	9,533,672	—	(199,129)
Expiring 09/18/18	Citigroup Global Markets	TRY	7,635	1,587,760	1,604,584	—	(16,824)
Expiring 09/18/18	Morgan Stanley	TRY	7,230	1,468,077	1,519,628	—	(51,551)

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Uruguayan Peso,
Expiring 08/07/18	Citigroup Global Markets	UYU	13,964	$468,516	$442,042	$26,474	$—
Expiring 08/08/18	Citigroup Global Markets	UYU	16,107	540,674	509,705	30,969	—

				$1,051,276,228	$1,041,477,477	11,923,967	(2,125,216)

						$12,245,953	$(7,178,788)

Cross currency exchange contracts outstanding at June 30, 2018:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
07/18/18	Buy	CHF	4,289	EUR	3,693	$19,518	$—	Barclays Capital Group
08/27/18	Buy	CHF	1,786	SGD	2,550	—	(60,918)	UBS AG
10/17/18	Buy	GBP	1,248	ZAR	22,047	71,053	—	JPMorgan Chase
10/17/18	Buy	GBP	482	ZAR	8,594	21,828	—	UBS AG
07/26/18	Buy	SEK	21,722	EUR	2,140	—	(74,392)	Credit Suisse First Boston Corp.
07/26/18	Buy	SEK	23,167	EUR	2,283	—	(79,341)	Credit Suisse First Boston Corp.
08/27/18	Buy	SGD	2,550	CHF	1,786	60,964	—	Credit Suisse First Boston Corp.
07/16/18	Buy	TRY	15,873	EUR	2,857	89,429	—	JPMorgan Chase
10/17/18	Buy	ZAR	8,594	GBP	482	—	(21,827)	Credit Suisse First Boston Corp.

						$262,792	$(236,478)

Credit default swap agreements outstanding at June 30, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.NA.IG.S28.V1	06/20/22	1.000%	78,890	0.549%	$1,256,535	$1,326,088	$69,553

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.BBB	05/11/63	3.000%(M)	5,879	*	$(606,445)	$(363,598)	$(242,847)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%(M)	5,151	*	(531,778)	(386,626)	(145,152)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%(M)	2,633	*	(271,606)	(163,295)	(108,311)	Credit Suisse First Boston Corp.
CMBX.BBB	05/11/63	3.000%(M)	1,292	*	(133,276)	(85,946)	(47,330)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%(M)	574	*	(59,258)	(45,935)	(13,323)	Deutsche Bank AG
CMBX.NA.A.6	05/11/63	2.000%(M)	5,000	*	(24,572)	(105,789)	81,217	Deutsche Bank AG
CMBX.NA.BBB.6	05/11/63	3.000%(M)	11,150	*	(1,150,172)	(210,581)	(939,591)	Morgan Stanley

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2) (continued):
CMBX.NA.BBB.6	05/11/63	3.000%(M)	8,500	*	$(876,813)	$(110,120)	$ (766,693)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%(M)	6,000	*	(618,927)	(80,225)	(538,702)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%(M)	1,896	*	(195,581)	(121,747)	(73,834)	Credit Suisse First Boston Corp.

					$(4,468,428)	$(1,673,862)	$(2,794,566)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. The implied credit spread is not readily available.

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL 43,446	01/04/21	10.215%(T)	Brazil Interbank Overnight Lending Rate(2)(T)	$—	$614,789	$614,789

Cash of $1,951,890 has been segregated with Morgan Stanley to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$(1,673,862)	$81,217	$(2,875,783)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$11,270,808	$—
Collateralized Loan Obligations	—	36,242,962	3,001,289
Consumer Loans	—	7,532,671	—
Commercial Mortgage-Backed Securities	—	29,063,740	—
Corporate Bonds
Australia	—	10,145,052	—
Brazil	—	12,960,645	—
Canada	—	3,170,254	—
China	—	4,418,889	—
Denmark	—	3,060,802	—
France	—	21,363,549	—
India	—	9,601,975	—
Ireland	—	2,836,838	—
Italy	—	13,075,232	—
Japan	—	2,502,436	—
Kazakhstan	—	1,691,415	—
Kuwait	—	4,253,506	—
Netherlands	—	7,229,851	—
South Africa	—	198,561	—
South Korea	—	539,028	—
Spain	—	12,911,305	—
Sweden	—	4,189,084	—
Switzerland	—	24,480,628	—
United Kingdom	—	52,548,394	—
United States	—	209,008,476	—
Residential Mortgage-Backed Securities	—	65,349,915	—
Sovereign Bonds	—	654,027,729	1,331,261
U.S. Government Agency Obligations	—	168,280,024	—
U.S. Treasury Obligations	—	363,569,557	—
Affiliated Mutual Funds	93,115,674	—	—
Options Purchased	—	348,476	—
Options Written	—	(1,423,351)	—
Other Financial Instruments*
Futures Contracts	374,613	—	—
OTC Forward Foreign Currency Exchange Contracts	—	5,067,165	—
OTC Cross Currency Exchange Contracts	—	26,314	—
Centrally Cleared Credit Default Swap Agreement	—	69,553	—
OTC Credit Default Swap Agreements	—	(4,468,428)	—
Centrally Cleared Interest Rate Swap Agreement	—	614,789	—

Total	$93,490,287	$1,735,757,844	$4,332,550

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Sovereign Bonds	38.8%
U.S. Treasury Obligations	21.5
Banks	10.2
U.S. Government Agency Obligations	10.0
Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	5.5
Residential Mortgage-Backed Securities	3.9
Collateralized Loan Obligations	2.3
Commercial Mortgage-Backed Securities	1.7
Insurance	1.1
Pipelines	1.1
Telecommunications	0.9
Oil & Gas	0.9
Electric	0.8
Pharmaceuticals	0.8
Automobiles	0.7
Media	0.7
Commercial Services	0.6
Auto Manufacturers	0.6
Biotechnology	0.5
Leisure Time	0.5
Diversified Financial Services	0.5
Healthcare-Services	0.5
Consumer Loans	0.5
Mining	0.4

Agriculture	0.4%
Computers	0.3
Semiconductors	0.3
Real Estate Investment Trusts (REITs)	0.3
Chemicals	0.3
Building Materials	0.3
Foods	0.2
Trucking & Leasing	0.2
Internet	0.1
Household Products/Wares	0.1
Entertainment	0.1
Savings & Loans	0.1
Cosmetics/Personal Care	0.1
Healthcare-Products	0.1
Software	0.1
Transportation	0.1
Food Service	0.1
Metal Fabricate/Hardware	0.1
Miscellaneous Manufacturing	0.1
Engineering & Construction	0.1
Iron/Steel	0.0	*
Auto Parts & Equipment	0.0	*
Options Purchased	0.0	*
Lodging	0.0	*

	108.5
Options Written	(0.1)
Liabilities in excess of other assets	(8.4)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$69,553	*	—	$—
Credit contracts	—	—		Premiums received for OTC swap agreements	1,673,862
Credit contracts	Unrealized appreciation on OTC swap agreements	81,217		Unrealized depreciation on OTC swap agreements	2,875,783
Foreign exchange contracts	Unaffiliated investments	300,110		Options written outstanding, at value	1,304,537
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	262,792		Unrealized depreciation on OTC cross currency exchange contracts	236,478
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	12,245,953		Unrealized depreciation on OTC forward foreign currency exchange contracts	7,178,788
Interest rate contracts	Due from/to broker — variation margin futures	2,192,807	*	Due from/to broker — variation margin futures	1,818,194	*
Interest rate contracts	Due from/to broker — variation margin swaps	614,789	*	—	—
Interest rate contracts	Unaffiliated investments	48,366		Options written outstanding, at value	118,814

Total		$15,815,587			$15,206,456

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(515,180)
Foreign exchange contracts	(808,749)	2,376,996	—	9,168,840	—
Interest rate contracts	—	(13,628)	(1,710,543)	—	(3,620,678)

Total	$(808,749)	$2,363,368	$(1,710,543)	$9,168,840	$(4,135,858)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$4,697,886
Foreign exchange contracts	372,024	(130,585)	—	12,788,455	—
Interest rate contracts	(545,890)	28,838	(568,486)	—	1,835,950

Total	$(173,866)	$(101,747)	$(568,486)	$12,788,455	$6,533,836

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts- Long Positions(4)	Futures Contracts- Short Positions(4)	Forward Foreign Currency Exchange Contracts- Purchased(2)	Forward Foreign Currency Exchange Contracts- Sold(2)	Cross Currency Exchange Contracts(3)	Credit Default Swap Agreements- Sell Protection(4)	Interest Rate Swap Agreements(4)
$782,262	$404,960,054	$84,164,572	$221,548,023	$287,254,920	$1,106,654,341	$100,953,515	$143,031,667	$294,118,858

(1)	Cost.

(2)	Value at Settlement Date.

(3)	Value at Trade Date.

(4)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$31,958,271	$(31,958,271)	$—

Offsetting of OTC derivative assets and liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST AB GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Australia and New Zealand Banking Group	$102,654	$—	$102,654	$—	$102,654
Bank of America	469,553	(263,757)	205,796	—	205,796
Bank of New York Mellon	92	(31,768)	(31,676)	—	(31,676)
Barclays Capital Group	693,333	(38,438)	654,895	(654,895)	—
BNP Paribas	736,055	(427,818)	308,237	—	308,237
Citigroup Global Markets	2,381,954	(2,887,721)	(505,767)	—	(505,767)
Credit Suisse First Boston Corp.	483,949	(1,397,304)	(913,355)	601,573	(311,782)
Deutsche Bank AG	1,131,408	(1,436,546)	(305,138)	305,138	—
Goldman Sachs & Co.	173,435	(637,582)	(464,147)	—	(464,147)
Hong Kong & Shanghai Bank	955,849	(84,725)	871,124	(791,000)	80,124
JPMorgan Chase	1,710,141	(513,820)	1,196,321	—	1,196,321
Morgan Stanley	2,002,666	(4,424,147)	(2,421,481)	2,421,481	—
Natwest Markets PLC	238,049	(345,969)	(107,920)	—	(107,920)
Standard Chartered PLC	1,770,279	(530,255)	1,240,024	—	1,240,024
UBS AG	89,021	(368,412)	(279,391)	—	(279,391)

	$12,938,438	$(13,388,262)	$(449,824)	$1,882,297	$1,432,473

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST AB GLOBAL BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $31,958,271:
Unaffiliated investments (cost $1,754,534,765)	$1,740,204,352
Affiliated investments (cost $93,115,674)	93,115,674
Foreign currency, at value (cost $7,939,426)	7,990,940
Deposit with broker for futures	2,271,782
Deposit with broker for centrally cleared swaps	1,951,890
Unrealized appreciation on OTC forward foreign currency contracts	12,245,953
Dividends and interest receivable	10,603,082
Receivable for investments sold	2,317,973
Unrealized appreciation on OTC cross currency exchange contracts	262,792
Tax reclaim receivable	179,759
Unrealized appreciation on OTC swap agreements	81,217
Receivable for portfolio shares sold	11,440
Prepaid expenses	1,779

Total Assets	1,871,238,633

LIABILITIES:
Payable for investments purchased	133,201,603
Payable to broker for collateral for securities on loan	32,722,342
Unrealized depreciation on OTC forward foreign currency contracts	7,178,788
Unrealized depreciation on OTC swap agreements	2,875,783
Cash segregated from counterparty - OTC	2,076,787
Premiums received for OTC swap agreements	1,673,862
Options written outstanding, at value (premiums received $1,541,519)	1,423,351
Management fees payable	364,875
Unrealized depreciation on OTC cross currency exchange contracts	236,478
Accrued expenses and other liabilities	165,168
Distribution fee payable	57,599
Due to broker-variation margin futures	38,092
Due to broker-variation margin swaps	774
Affiliated transfer agent fee payable	365
Payable for portfolio shares repurchased	107

Total Liabilities	182,015,974

NET ASSETS	$1,689,222,659

Net assets were comprised of:
Partners Equity	$1,689,222,659

Net asset value and redemption price per share, $1,689,222,659 / 156,532,617 outstanding shares of beneficial interest	$10.79

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income (net) (foreign withholding tax $36,234, of which $10,165 is reimbursable by an affiliate)	$24,880,117
Affiliated dividend income	496,930
Income from securities lending, net (including affiliated income of $111,911)	114,160

25,491,207

EXPENSES
Management fees	5,202,897
Distribution fee	2,100,833
Custodian and accounting fees	186,619
Audit fee	28,117
Trustees’ fees	12,859
Legal fees and expenses	7,161
Shareholders’ reports	4,756
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	27,769

Total expenses	7,574,477

NET INVESTMENT INCOME (LOSS)	17,916,730

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $8,834)	(7,846,697)
Futures transactions	(1,710,543)
Options written transactions	2,363,368
Swap agreements transactions	(4,135,858)
Forward and cross currency contracts transactions	9,168,840
Foreign currency transactions	625,052

(1,535,838)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,033)	(46,318,098)
Futures	(568,486)
Options written	(101,747)
Swap agreements	6,533,836
Forward and cross currency contracts	12,788,455
Foreign currencies	(115,878)

(27,781,918)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(29,317,756)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,401,026)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$17,916,730	$33,899,080
Net realized gain (loss) on investment and foreign currency transactions	(1,535,838)	(26,155,786)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(27,781,918)	33,533,553

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,401,026)	41,276,847

FUND SHARE TRANSACTIONS:
Fund share sold [8,943,679 and 50,301,400 shares, respectively]	96,578,491	536,089,721
Fund share repurchased [9,748,793 and 15,508,819 shares, respectively]	(105,245,088)	(167,051,141)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(8,666,597)	369,038,580

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,067,623)	410,315,427
NET ASSETS:
Beginning of period	1,709,290,282	1,298,974,855

End of period	$1,689,222,659	$1,709,290,282

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 100.0%	Shares	Value
UNAFFILIATED FUNDS**
American Funds—Bond Fund of America (The) (Class R6)	980,391	$12,303,907
American Funds Insurance Series—Asset Allocation Fund	671,330	15,360,027
American Funds Insurance Series—Growth Fund	119,099	9,214,692
American Funds Insurance Series— Growth-Income Fund	246,437	12,287,359
American New Perspective Fund (Class R6)	272,025	12,287,360

TOTAL LONG-TERM INVESTMENTS (cost $62,940,651)		61,453,345

SHORT-TERM INVESTMENT — 0.0%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $228)(w)	228	228

Value
TOTAL INVESTMENTS — 100.0% (cost $62,940,879)	$61,453,573
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%	(23,539)

NET ASSETS — 100.0%	$61,430,034

See the Glossary for abbreviations used in the semiannual report.

**	Investment is an affiliate of the Subadvisor.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Funds	$61,453,345	$—	$—
Affiliated Mutual Fund	228	—	—

Total	$61,453,573	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Unaffiliated Funds	100.0%
Affiliated Mutual Fund	0.0 *

100.0
Liabilities in excess of other assets	0.0

100.0%

* Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value:
Unaffiliated investments (cost $62,940,651)	$61,453,345
Affiliated investments (cost $228)	228
Receivable for portfolio shares sold	868,872

Total Assets	62,322,445

LIABILITIES:
Payable for investments purchased	868,872
Accrued expenses and other liabilities	14,729
Management fees payable	6,579
Distribution fee payable	1,866
Affiliated transfer agent fee payable	365

Total Liabilities	892,411

NET ASSETS	$61,430,034

Net assets were comprised of:
Partners Equity	$61,430,034

Net asset value and redemption price per share, $61,430,034 / 6,038,628 outstanding shares of beneficial interest	$10.17

STATEMENT OF OPERATIONS

(unaudited)

For the Period April 30, 2018* through June 30, 2018

INCOME
Unaffiliated dividend income	$1,393,899

EXPENSES
Management fees	23,438
Distribution fee	8,585
Audit fee	6,578
Custodian and accounting fees	4,943
Trustees’ fees	2,016
Legal fees and expenses	1,764
Shareholders’ reports	1,134
Transfer agent’s fees and expenses (including affiliated expense of $546)	1,008
Miscellaneous	884

Total expenses	50,350
Less: Fee waivers and/or expense reimbursement	(29,765)

Net expenses	20,585

NET INVESTMENT INCOME (LOSS)	1,373,314

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net change in unrealized appreciation (depreciation) on investments	(1,487,306)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(113,992)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

April 30, 2018* through June 30, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,373,314
Net change in unrealized appreciation (depreciation) on investments	(1,487,306)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(113,992)

FUND SHARE TRANSACTIONS:
Fund share sold [6,038,682 shares]	61,544,578
Fund share repurchased [54 shares]	(552)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	61,544,026

TOTAL INCREASE (DECREASE) IN NET ASSETS	61,430,034
NET ASSETS:
Beginning of period	—

End of period	$61,430,034

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 65.4%
UNAFFILIATED EXCHANGE TRADED FUNDS — 8.1%	Shares	Value
iShares MSCI Canada ETF(a)	8,136	$231,957
iShares U.S. Real Estate ETF(a)	18,788	1,513,937

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $1,707,291)		1,745,894

UNAFFILIATED FUND** — 12.0%
Columbia Commodity Strategy Fund (Class I Stock) (cost $2,561,915)	465,119	2,609,320

Interest Rate	Maturity Date	Principal Amount (000)#
SOVEREIGN BONDS — 25.8%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
2.000%	08/21/35	AUD	55	52,932
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	79	106,452
0.100%	04/15/46	EUR	19	28,752
0.500%	04/15/30	EUR	56	80,781
French Republic Government Bond OAT (France),
Bonds
3.250%	05/25/45	EUR	63	103,263
Bonds, TIPS
0.250%	07/25/24	EUR	129	174,029
1.800%	07/25/40	EUR	49	102,519
3.150%	07/25/32	EUR	39	90,951
Unsec’d. Notes, 144A
2.000%	05/25/48	EUR	55	71,250
Italy Buoni Poliennali del Tesoro (Italy),
Sr. Unsec’d. Notes, TIPS, 144A
4.750%	09/01/28	EUR	145	198,424
Unsec’d. Notes, TIPS
2.550%	09/15/41	EUR	53	76,863
3.100%	09/15/26	EUR	103	150,230
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	03/20/28	JPY	12,250	111,368
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
0.800%	03/20/47	JPY	12,750	118,043
0.800%	06/20/47	JPY	2,250	20,840
0.800%	09/20/47	JPY	11,750	108,718
0.800%	03/20/48	JPY	14,650	135,230
2.400%	03/20/37	JPY	3,100	37,759
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
0.600%	09/20/37	JPY	10,900	100,664
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes, TIPS
0.100%	03/10/27	JPY	15,500	149,447
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, 144A
0.800%	06/22/27	EUR	92	109,668
Kingdom Of Belgium Government Bond (Belgium),

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Unsec’d. Notes
4.250%	03/28/41	EUR	64	$116,221
Kingdom of Belgium Government Bond (Belgium),
Unsec’d. Notes, 144A
2.600%	06/22/24	EUR	113	152,003
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	1,600	77,993
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.750%	07/15/27	EUR	227	274,389
New Zealand Government Bond (New Zealand),
2.000%	09/20/25	NZD	255	192,972
Sr. Unsec’d. Notes
3.500%	04/14/33	NZD	223	158,239
Norway Government Bond (Norway),
Sr. Unsec’d. Notes
1.750%	02/17/27	NOK	1,650	203,401
Poland Government Bond (Poland),
Bonds
2.500%	07/25/26	PLN	36	9,189
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.875%	10/15/25	EUR	5	6,495
Republic Of Austria Government Bond (Austria),
Sr. Unsec’d. Notes
1.750%	10/20/23	EUR	165	211,716
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
3.400%	11/22/22	EUR	269	365,180
4.150%	03/15/37	EUR	43	76,182
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
2.750%	10/31/24	EUR	180	237,220
4.200%	01/31/37	EUR	24	37,495
Spain Government Inflation Linked Bond (Spain),
Sr. Unsec’d. Notes, TIPS, 144A
1.000%	11/30/30	EUR	27	35,932
Sweden Inflation Linked Bond (Sweden),
Bonds
1.000%	06/01/25	SEK	565	79,778
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.125%	03/22/24	GBP	51	87,002
0.125%	03/22/29	GBP	109	205,007
0.125%	03/22/44	GBP	59	138,180
0.125%	11/22/56	GBP	36	93,797
0.125%	11/22/65	GBP	30	93,212
0.250%	03/22/52	GBP	97	266,075
0.750%	03/22/34	GBP	90	204,263
1.125%	11/22/37	GBP	49	145,501

TOTAL SOVEREIGN BONDS (cost $5,565,936)				5,595,625

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Federal National Mortgage Assoc.(tt)
2.500%	TBA		120	116,625

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	TBA	150	$145,307
3.500%	TBA	225	223,942
4.000%	TBA	120	122,340
4.500%	TBA	45	46,857
5.000%	TBA	100	105,931
Government National Mortgage Assoc.(tt)
3.500%	TBA	94	94,362
3.500%	TBA	220	220,540

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,074,081)			1,075,904

U.S. TREASURY OBLIGATIONS — 14.5%
U.S. Treasury Bonds
2.500%	02/15/45	24	21,882
U.S. Treasury Inflation Indexed Bonds
0.375%	07/15/27	204	203,219
0.500%	01/15/28	195	193,724
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/22	162	176,215
0.250%	01/15/25	145	149,141
0.625%	01/15/24	174	186,541
0.625%	02/15/43	64	65,984
0.750%	02/15/42	72	77,923
0.750%	02/15/45	45	46,428
1.000%	02/15/48	47	49,343
1.125%	01/15/21	45	52,195
U.S. Treasury Notes
2.125%	11/30/24	376	361,033
2.250%	08/15/27	389	370,234
2.250%	11/15/27	544	517,119
2.750%	02/15/28	337	334,315
2.875%	05/15/28	328	328,453

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,230,351)			3,133,749

TOTAL LONG-TERM INVESTMENTS (cost $14,139,574)			14,160,492

SHORT-TERM INVESTMENTS — 43.4%	Shares	Value
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	8,005,594	$8,005,594
PGIM Institutional Money Market Fund (cost $1,391,058; includes $1,387,391 of cash collateral for securities on loan)(b)(w)	1,390,918	1,391,058

TOTAL SHORT-TERM INVESTMENTS (cost $9,396,652)		9,396,652

TOTAL INVESTMENTS — 108.8% (cost $23,536,226)		23,557,144
LIABILITIES IN EXCESS OF OTHER ASSETS(Z) — (8.8)%		(1,903,448)

NET ASSETS — 100.0%		$21,653,696

See the Glossary for abbreviations used in the semiannual report.

**	Investment is an affiliate of the Subadvisor.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,362,040; cash collateral of $1,387,391 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $1,074,000 is 5.0% of net assets.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	5 Year Euro-Bobl	Sep. 2018	$308,697	$(93)
2	10 Year Australian Treasury Bonds	Sep. 2018	1,446,645	3,120
2	10 Year Euro-Bund	Sep. 2018	379,652	1,191
4	10 Year Mini Japanese Government Bonds	Sep. 2018	544,967	(243)
2	10 Year U.K. Gilt	Sep. 2018	324,817	6,890
16	10 Year U.S. Treasury Notes	Sep. 2018	1,922,999	14,783
6	10 Year U.S. Ultra Treasury Notes	Sep. 2018	769,406	11,109
1	20 Year U.S. Treasury Bonds	Sep. 2018	145,000	2,873
3	ASX SPI 200 Index	Sep. 2018	341,237	8,159
3	Euro-BTP Italian Government Bond	Sep. 2018	445,773	12,017

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (continued):
1	Euro-OAT	Sep. 2018	$180,472	$1,425
7	FTSE 100 Index.	Sep. 2018	702,245	(557)
1	Hang Seng China Enterprises Index	Jul. 2018	183,071	1,480
25	Mini MSCI EAFE Index	Sep. 2018	2,444,249	(71,938)
10	Mini MSCI Emerging Markets Index	Sep. 2018	531,650	(34,135)
35	S&P 500 E-Mini Index	Sep. 2018	4,762,799	(94,072)

				(137,991)

Short Positions:
1	10 Year Canadian Government Bonds	Sep. 2018	103,989	(3,057)
11	Euro STOXX 50 Index	Sep. 2018	435,602	4,431
1	TOPIX Index	Sep. 2018	156,302	4,273

				5,647

				$(132,344)

Cash and foreign currency of $603,202 has been segregated with JPMorgan Chase to cover requirements for open futures contracts at June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/09/18	Morgan Stanley	AUD	288	$216,840	$213,142	$—	$(3,698)
Expiring 07/09/18	Morgan Stanley	AUD	74	54,753	54,766	13	—
British Pound,
Expiring 07/09/18	Morgan Stanley	GBP	320	435,142	422,516	—	(12,626)
Expiring 07/09/18	Morgan Stanley	GBP	134	176,828	176,929	101	—
Canadian Dollar,
Expiring 07/09/18	Morgan Stanley	CAD	119	90,516	90,534	18	—
Danish Krone,
Expiring 07/09/18	Morgan Stanley	DKK	115	18,026	18,040	14	—
Euro,
Expiring 07/09/18	Morgan Stanley	EUR	363	435,093	424,229	—	(10,864)
Expiring 07/09/18	Morgan Stanley	EUR	286	333,970	334,241	271	—
Expiring 07/09/18	Morgan Stanley	EUR	241	282,475	281,651	—	(824)
Expiring 07/09/18	Morgan Stanley	EUR	51	59,817	59,603	—	(214)
Expiring 07/09/18	Morgan Stanley	EUR	4	4,679	4,675	—	(4)
Japanese Yen,
Expiring 07/09/18	Hong Kong & Shanghai Bank	JPY	27,067	244,429	244,641	212	—
Expiring 07/09/18	Hong Kong & Shanghai Bank	JPY	17,330	159,847	156,635	—	(3,212)
New Zealand Dollar,
Expiring 07/09/18	Hong Kong & Shanghai Bank	NZD	309	213,575	209,288	—	(4,287)
Swedish Krona,
Expiring 07/09/18	Hong Kong & Shanghai Bank	SEK	445	51,127	49,721	—	(1,406)
Expiring 07/09/18	Hong Kong & Shanghai Bank	SEK	231	25,816	25,811	—	(5)
Swiss Franc,
Expiring 07/09/18	Morgan Stanley	CHF	70	70,677	70,747	70	—

				$2,873,610	$2,837,169	699	(37,140)

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/09/18	Morgan Stanley	AUD	238	$179,194	$176,138	$3,056	$—
Expiring 07/09/18	Morgan Stanley	AUD	90	68,090	66,607	1,483	—
Expiring 07/09/18	Morgan Stanley	AUD	42	31,623	31,084	539	—
Expiring 07/09/18	Morgan Stanley	AUD	29	21,780	21,462	318	—
Expiring 07/09/18	Morgan Stanley	AUD	9	6,776	6,660	116	—
British Pound,
Expiring 07/09/18	Morgan Stanley	GBP	634	862,619	837,592	25,027	—
Expiring 07/09/18	Morgan Stanley	GBP	340	462,067	448,661	13,406	—
Expiring 07/09/18	Morgan Stanley	GBP	320	424,250	422,517	1,733	—
Expiring 07/09/18	Morgan Stanley	GBP	286	375,946	377,625	—	(1,679)
Expiring 07/09/18	Morgan Stanley	GBP	139	185,051	183,532	1,519	—
Expiring 07/09/18	Morgan Stanley	GBP	14	18,720	18,486	234	—
Expiring 07/09/18	Morgan Stanley	GBP	10	13,734	13,336	398	—
Expiring 07/09/18	Morgan Stanley	GBP	8	10,672	10,563	109	—
Canadian Dollar,
Expiring 07/09/18	Morgan Stanley	CAD	301	235,449	228,999	6,450	—
Expiring 07/09/18	Morgan Stanley	CAD	126	97,309	95,860	1,449	—
Expiring 07/09/18	Morgan Stanley	CAD	1	391	380	11	—
Danish Krone,
Expiring 07/09/18	Morgan Stanley	DKK	262	42,158	41,098	1,060	—
Expiring 07/09/18	Morgan Stanley	DKK	112	17,635	17,569	66	—
Euro,
Expiring 07/09/18	Morgan Stanley	EUR	1,299	1,556,627	1,517,758	38,869	—
Expiring 07/09/18	Morgan Stanley	EUR	720	862,995	841,446	21,549	—
Expiring 07/09/18	Morgan Stanley	EUR	683	819,006	798,555	20,451	—
Expiring 07/09/18	Morgan Stanley	EUR	380	443,787	444,098	—	(311)
Expiring 07/09/18	Morgan Stanley	EUR	363	422,205	424,229	—	(2,024)
Expiring 07/09/18	Morgan Stanley	EUR	286	335,219	334,241	978	—
Expiring 07/09/18	Morgan Stanley	EUR	262	307,294	306,193	1,101	—
Expiring 07/09/18	Morgan Stanley	EUR	91	105,273	106,349	—	(1,076)
Expiring 07/09/18	Morgan Stanley	EUR	15	17,547	17,531	16	—
Expiring 07/09/18	Morgan Stanley	EUR	4	4,706	4,675	31	—
Japanese Yen,
Expiring 07/09/18	Hong Kong & Shanghai Bank	JPY	66,964	613,099	605,246	7,853	—
Expiring 07/09/18	Hong Kong & Shanghai Bank	JPY	63,017	576,963	569,573	7,390	—
Expiring 07/09/18	Hong Kong & Shanghai Bank	JPY	26,068	240,330	235,612	4,718	—
Expiring 07/09/18	Hong Kong & Shanghai Bank	JPY	24,494	220,975	221,386	—	(411)
Expiring 07/09/18	Hong Kong & Shanghai Bank	JPY	13,112	120,049	118,511	1,538	—
Expiring 07/09/18	Hong Kong & Shanghai Bank	JPY	3,313	30,070	29,944	126	—
Mexican Peso,
Expiring 07/09/18	Hong Kong & Shanghai Bank	MXN	1,549	78,267	77,854	413	—
New Zealand Dollar,
Expiring 07/09/18	Hong Kong & Shanghai Bank	NZD	238	161,149	161,199	—	(50)
Expiring 07/09/18	Hong Kong & Shanghai Bank	NZD	212	146,530	143,589	2,941	—
Expiring 07/09/18	Hong Kong & Shanghai Bank	NZD	69	46,886	46,734	152	—
Expiring 07/09/18	Hong Kong & Shanghai Bank	NZD	3	2,096	2,032	64	—
Norwegian Krone,
Expiring 07/09/18	Hong Kong & Shanghai Bank	NOK	1,671	204,639	205,257	—	(618)
Expiring 07/09/18	Hong Kong & Shanghai Bank	NOK	129	16,094	15,846	248	—
Expiring 07/09/18	Hong Kong & Shanghai Bank	NOK	67	8,198	8,230	—	(32)
Polish Zloty,
Expiring 07/09/18	Hong Kong & Shanghai Bank	PLN	28	7,831	7,476	355	—

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Singapore Dollar,
Expiring 07/09/18	Hong Kong & Shanghai Bank	SGD	42	$31,486	$30,831	$655	$—
Expiring 07/09/18	Hong Kong & Shanghai Bank	SGD	20	14,948	14,682	266	—
Swedish Krona,
Expiring 07/09/18	Hong Kong & Shanghai Bank	SEK	1,127	131,095	125,922	5,173	—
Expiring 07/09/18	Hong Kong & Shanghai Bank	SEK	534	62,116	59,665	2,451	—
Expiring 07/09/18	Hong Kong & Shanghai Bank	SEK	256	29,120	28,603	517	—
Expiring 07/09/18	Hong Kong & Shanghai Bank	SEK	35	3,975	3,911	64	—
Expiring 07/09/18	Hong Kong & Shanghai Bank	SEK	10	1,163	1,117	46	—
Swiss Franc,
Expiring 07/09/18	Morgan Stanley	CHF	433	434,873	437,622	—	(2,749)
Expiring 07/09/18	Morgan Stanley	CHF	181	181,783	182,932	—	(1,149)
Expiring 07/09/18	Morgan Stanley	CHF	77	78,409	77,822	587	—

				$11,370,267	$11,204,840	175,526	(10,099)

						$176,225	$(47,239)

Credit default swap agreements outstanding at June 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.30.V1	06/20/23	5.000%(Q)	2,657	3.607%	$167,398	$157,084	$(10,314)
CDX.NA.IG.30.V1	06/20/23	1.000%(Q)	1,283	0.673%	21,141	19,408	(1,733)

					$188,539	$176,492	$(12,047)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CDX.EM.29.V1	06/20/23	1.000%(Q)	825	1.903%	$(32,575)	$(26,657)	$(5,918)	Goldman Sachs & Co.
CDX.EM.29.V1	06/20/23	1.000%(Q)	435	1.903%	(17,175)	(8,401)	(8,774)	Goldman Sachs & Co.
CDX.EM.29.V1	06/20/23	1.000%(Q)	100	1.903%	(3,948)	(1,891)	(2,057)	Goldman Sachs & Co.

					$(53,698)	$(36,949)	$(16,749)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $209,948 has been segregated with Morgan Stanley to cover requirements for open centrally cleared swap contracts at June 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Exchange Traded Funds	$1,745,894	$—	$—
Unaffiliated Fund	2,609,320	—	—
Sovereign Bonds	—	5,595,625	—
U.S. Government Agency Obligations	—	1,075,904	—
U.S. Treasury Obligations	—	3,133,749	—
Affiliated Mutual Funds	9,396,652	—	—
Other Financial Instruments*
Futures Contracts	(132,344)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	128,986	—
OTC Credit Default Swap Agreements	—	(53,698)	—
Centrally Cleared Credit Default Swap Agreements	—	(12,047)	—

Total	$13,619,522	$9,868,519	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (6.4% represents investments purchased with collateral from securities on loan)	43.4%
Sovereign Bonds	25.8
U.S. Treasury Obligations	14.5
Unaffiliated Fund	12.0

Unaffiliated Exchange Traded Funds	8.1%
U.S. Government Agency Obligations	5.0

108.8
Liabilities in excess of other assets	(8.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	—	$—		Due from/to broker — variation margin swaps	$12,047	*
Credit contracts	—	—		Premiums received for OTC swap agreements	36,949
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	16,749
Equity contracts	Due from/to broker — variation margin futures	18,343	*	Due from/to broker — variation margin futures	200,702	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	176,225		Unrealized depreciation on OTC forward foreign currency exchange contracts	47,239
Interest rate contracts	Due from/to broker — variation margin futures	53,408	*	Due from/to broker — variation margin futures	3,393	*

Total		$247,976			$317,079

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Swaps
Credit contracts	$—	$—	$109,840
Equity contracts	301,842	—	—
Foreign exchange contracts	—	18,862	—
Interest rate contracts	(102,056)	—	—

Total	$199,786	$18,862	$109,840

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Swaps
Credit contracts	$—	$—	$(125,162)
Equity contracts	(324,088)	—	—
Foreign exchange contracts	—	186,527	—
Interest rate contracts	64,023	—	—

Total	$(260,065)	$186,527	$(125,162)

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)	Futures Contracts- Short Positions(1)	Forward Foreign Currency Exchange Contracts- Purchased(2)	Forward Foreign Currency Exchange Contracts- Sold(2)	Credit Default Swap Agreements- Sell Protection(1)
$15,417,468	$911,382	$3,212,839	$9,636,726	$5,277,047

(1)	Notional Amount in USD.

(2)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$1,362,040	$(1,362,040)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Goldman Sachs & Co.	$—	$(53,698)	$(53,698)	$—	$(53,698)
Hong Kong & Shanghai Bank	35,182	(10,021)	25,161	—	25,161
Morgan Stanley	141,043	(37,218)	103,825	—	103,825

	$176,225	$(100,937)	$75,288	$—	$75,288

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $1,362,040:
Unaffiliated investments (cost $14,139,574)	$14,160,492
Affiliated investments (cost $9,396,652)	9,396,652
Foreign currency, at value (cost $10,890)	10,788
Deposit with broker for futures	603,202
Receivable for investments sold	2,261,061
Deposit with broker for centrally cleared swaps	209,948
Unrealized appreciation on OTC forward foreign currency contracts	176,225
Dividends and interest receivable	67,013
Due from broker-variation margin futures	41,479
Due from broker-variation margin swaps	1,813
Tax reclaim receivable	334
Prepaid expenses	71

Total Assets	26,929,078

LIABILITIES:
Payable for investments purchased	3,732,802
Payable to broker for collateral for securities on loan	1,387,391
Unrealized depreciation on OTC forward foreign currency contracts	47,239
Accrued expenses and other liabilities	44,177
Premiums received for OTC swap agreements	36,949
Unrealized depreciation on OTC swap agreements	16,749
Management fees payable	5,991
Payable for portfolio shares repurchased	2,980
Distribution fee payable	739
Affiliated transfer agent fee payable	365

Total Liabilities	5,275,382

NET ASSETS	$21,653,696

Net assets were comprised of:
Partners Equity	$21,653,696

Net asset value and redemption price per share, $21,653,696 / 1,803,397 outstanding shares of beneficial interest	$12.01

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Affiliated dividend income	$85,979
Interest income (net) (foreign withholding tax $396, of which $61 is reimbursable by an affiliate)	56,171
Unaffiliated dividend income	46,992
Income from securities lending, net (including affiliated income of $2,335)	2,471

191,613

EXPENSES
Management fees	98,400
Distribution fee	26,170
Custodian and accounting fees	28,592
Audit fee	21,224
Legal fees and expenses	5,488
Trustees’ fees	4,760
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,403
Miscellaneous	6,239

Total expenses	196,742
Less: Fee waivers and/or expense reimbursement	(73,797)

Net expenses	122,945

NET INVESTMENT INCOME (LOSS)	68,668

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $103)	(31,220)
Futures transactions	199,786
Swap agreements transactions	109,840
Forward currency contracts transactions	18,862
Foreign currency transactions	49,178

346,446

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $72)	(189,507)
Futures	(260,065)
Swap agreements	(125,162)
Forward currency contracts	186,527
Foreign currencies	(2,282)

(390,489)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(44,043)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,625

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$68,668	$116,094
Net realized gain (loss) on investment and foreign currency transactions	346,446	1,707,038
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(390,489)	442,632

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,625	2,265,764

FUND SHARE TRANSACTIONS:
Fund share sold [161,261 and 550,590 shares, respectively]	1,929,257	6,095,720
Fund share repurchased [52,934 and 131,591 shares, respectively]	(636,344)	(1,516,370)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	1,292,913	4,579,350

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,317,538	6,845,114
NET ASSETS:
Beginning of period	20,336,158	13,491,044

End of period	$21,653,696	$20,336,158

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 34.5%	Shares	Value
Aerospace & Defense — 0.7%
Boeing Co. (The)	240	$80,522

Airlines — 0.6%
Delta Air Lines, Inc.	1,460	72,328

Auto Components — 0.6%
Lear Corp.	390	72,466

Banks — 2.6%
Bank of America Corp.	2,420	68,220
Citizens Financial Group, Inc.	1,770	68,853
Comerica, Inc.	780	70,918
JPMorgan Chase & Co.	670	69,814
KeyCorp	1,080	21,103

		298,908

Biotechnology — 1.3%
AbbVie, Inc.	800	74,120
Amgen, Inc.	430	79,374

		153,494

Capital Markets — 1.0%
Morgan Stanley	1,440	68,256
State Street Corp.	520	48,407

		116,663

Commercial Services & Supplies — 0.7%
Waste Management, Inc.	940	76,460

Communications Equipment — 0.7%
Cisco Systems, Inc.	1,780	76,593

Consumer Finance — 0.6%
American Express Co.	700	68,600

Containers & Packaging — 0.5%
Packaging Corp. of America	470	52,541

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	1,300	41,743

Electric Utilities — 0.5%
Exelon Corp.	1,380	58,788

Electronic Equipment, Instruments & Components — 1.4%
CDW Corp.	1,080	87,253
TE Connectivity Ltd.	820	73,849

		161,102

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	410	59,110
Prologis, Inc.	860	56,493

		115,603

Food & Staples Retailing — 0.7%
Sysco Corp.	1,120	76,485

Food Products — 0.6%
Tyson Foods, Inc. (Class A Stock)	1,060	72,981

Health Care Equipment & Supplies — 1.5%
Baxter International, Inc.	1,140	84,178
Stryker Corp.	500	84,430

		168,608

Health Care Providers & Services — 0.7%
UnitedHealth Group, Inc.	330	80,962

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure — 0.6%
Royal Caribbean Cruises Ltd.	680	$70,448

Household Durables — 0.6%
D.R. Horton, Inc.	1,720	70,520

Household Products — 0.6%
Kimberly-Clark Corp.	660	69,524

Internet Software & Services — 1.5%
Alphabet, Inc. (Class A Stock)*	80	90,335
Facebook, Inc. (Class A Stock)*	430	83,558

		173,893

IT Services — 2.0%
Broadridge Financial Solutions, Inc.	720	82,872
DXC Technology Co.	760	61,264
Mastercard, Inc. (Class A Stock)	460	90,399

		234,535

Machinery — 0.6%
Caterpillar, Inc.	520	70,548

Media — 0.7%
Comcast Corp. (Class A Stock)	2,360	77,432

Metals & Mining — 0.5%
Steel Dynamics, Inc.	1,240	56,978

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust, Inc.	2,880	62,525

Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	2,180	60,408

Oil, Gas & Consumable Fuels — 2.2%
Chevron Corp.	610	77,122
Exxon Mobil Corp.	700	57,911
ONEOK, Inc.	660	46,088
Valero Energy Corp.	640	70,931

		252,052

Pharmaceuticals — 1.4%
Johnson & Johnson	620	75,231
Pfizer, Inc.	2,320	84,170

		159,401

Road & Rail — 0.7%
Norfolk Southern Corp.	520	78,452

Semiconductors & Semiconductor Equipment — 1.8%
Intel Corp.	1,540	76,553
Lam Research Corp.(a)	390	67,412
Microchip Technology, Inc.	740	67,303

		211,268

Software — 0.7%
Microsoft Corp.	870	85,791

Specialty Retail — 1.3%
Best Buy Co., Inc.	1,050	78,309
Home Depot, Inc. (The)	370	72,187

		150,496

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	520	96,257

Textiles, Apparel & Luxury Goods — 0.6%
PVH Corp.	500	74,860

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Tobacco — 0.5%
Philip Morris International, Inc.	780	$62,977

Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.*	600	35,850

TOTAL COMMON STOCKS (cost $3,306,786)		3,999,062

UNAFFILIATED EXCHANGE TRADED FUNDS — 18.7%
IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF*	15,245	463,296
iShares MSCI EAFE ETF	11,875	795,269
Vanguard FTSE Developed Markets ETF(a)	21,285	913,127

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $2,054,355)		2,171,692

UNAFFILIATED FUNDS — 11.1%
AMG River Road Long-Short Fund*	38,356	463,341
ASG Global Alternatives Fund	31,383	348,356
Touchstone Merger Arbitrage Fund	44,776	474,173

TOTAL UNAFFILIATED FUNDS (cost $1,268,896)		1,285,870

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.9%
Automobiles — 1.2%
Ally Auto Receivables Trust,
Series 2017-3, Class A3
1.740%	09/15/21	20	19,772
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	13	12,829
CarMax Auto Owner Trust,
Series 2016-2, Class B
2.160%	12/15/21	5	4,919
Flagship Credit Auto Trust,
Series 2015-2, Class A, 144A
1.980%	10/15/20	11	11,022
Ford Credit Auto Owner Trust,
Series 2018-1, Class A, 144A
3.190%	07/15/31	25	24,598
GM Financial Automobile Leasing Trust,
Series 2016-2, Class A3
1.620%	09/20/19	5	4,862
Series 2017-3, Class A4
2.120%	09/20/21	35	34,530
Nissan Auto Lease Trust,
Series 2017-A, Class A3
1.910%	04/15/20	30	29,752
World Omni Auto Receivables Trust,
Series 2014-B, Class A3
1.140%	01/15/20	3	2,994

			145,278

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.6%
Synchrony Credit Card Master Note Trust,
Series 2016-1, Class A
2.040%	03/15/22	15	$14,953
World Financial Network Credit Card Master Trust,
2012-D, CLass A
2.150%	04/17/23	50	49,662

			64,615

Equipment — 0.6%
CLI Funding VI LLC,
Series 2017-1A, Class A, 144A
3.620%	05/18/42	9	8,669
CNH Equipment Trust,
Series 2015-C, Class A3
1.660%	11/16/20	6	6,018
Series 2016-B, Class B
2.200%	10/15/23	15	14,774
MMAF Equipment Finance LLC,
Series 2016-AA, Class A3, 144A
1.480%	06/15/20	23	23,045
TRIP Rail Master Funding LLC,
Series 2011-1A, Class A2, 144A
6.024%	07/15/41	15	15,803

			68,309

Other — 1.2%
Coinstar Funding LLC,
Series 2017-1A, Class A2, 144A
5.216%	04/25/47	15	15,071
Domino’s Pizza Master Issuer LLC,
Series 2015-1A, Class A2II, 144A
4.474%	10/25/45	25	25,103
Element Rail Leasing II LLC (Canada),
Series 2015-1A, Class A2, 144A
3.585%	02/19/45	15	14,912
Longtrain Leasing III LLC,
Series 2015-1A, Class A2, 144A
4.060%	01/15/45	25	24,977
NYCTL Trust,
Series 2017-A, Class A, 144A
1.870%	11/10/30	11	10,444
PFS Financing Corp.,
Series 2017-AA, Class A, 1 Month LIBOR + 0.580%, 144A
2.653%(c)	03/15/21	25	25,029
Taco Bell Funding LLC,
Series 2016-1A, Class A2I, 144A
3.832%	05/25/46	25	24,655

			140,191

Small Business Loan — 1.3%
SBA Small Business Investment Cos.,
Series 2015-10B, Class 1
2.829%	09/10/25	42	41,536
Series 2017-10A, Class 1
2.845%	03/10/27	19	18,872
Series 2017-10B, Class 1
2.518%	09/10/27	20	19,167

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Small Business Loan (continued)
United States Small Business Administration,
Series 2010-20I, Class 1
3.210%	09/01/30	17	$16,666
Series 2014-20L, Class 1
2.700%	12/01/34	28	27,186
Series 2018-20E, Class 1
3.500%	05/01/38	25	24,964

			148,391

TOTAL ASSET-BACKED SECURITIES (cost $572,520)			566,784

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	15	15,509
Commercial Mortgage Trust,
Series 2012-CR1, Class B
4.612%	05/15/45	15	15,287
DBCCRE Mortgage Trust,
Series 2014-ARCP, Class C, 144A
5.099%(cc)	01/10/34	15	15,145
FREMF 2010-K7 Mortgage Trust,
Series 2010-K7, Class B, 144A
5.686%	04/25/20	35	36,281
Government National Mortgage Assoc.,
Series 2011-142, Class A
2.337%	10/16/40	11	11,013
Series 2011-42, Class B
3.622%	07/16/47	10	9,929
Series 2014-124, Class AC
2.154%	05/16/54	19	18,189
Series 2014-130, Class DA
2.400%	12/16/44	30	29,438
Series 2014-40, Class AC
2.400%	11/16/41	20	19,947
Government National Mortgage Association,
Series 2011-10, Class AC
3.553%(cc)	11/16/44	25	24,783
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class AS
3.914%	11/15/47	30	30,167
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class AS
4.117%	05/15/45	20	20,310
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4
2.858%	11/15/45	15	14,732
Series 2013-C11, Class A4
4.303%	08/15/46	30	31,069
Motel 6 Trust,
Series 2017-MTL6, Class B, 1 Month LIBOR + 1.190%, 144A
3.263%(c)	08/15/34	20	19,554
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	30	29,560
WFRBS Commercial Mortgage Trust,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2013-C15, Class A4
4.153%	08/15/46	20	$20,696
Series 2014-C19, Class B
4.723%	03/15/47	15	15,479

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $383,788)			377,088

CORPORATE BONDS — 10.8%
Banks — 1.8%
Bank of America Corp.,
Jr. Sub. Notes
6.500%	10/29/49	10	10,625
Sr. Unsec’d. Notes, MTN
4.100%	07/24/23	5	5,082
Bank One Michigan,
Sub. Notes
8.250%	11/01/24	25	30,549
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22	10	10,765
BPCE SA (France),
Gtd. Notes, MTN, 3 Month LIBOR + 1.220%, 144A
3.549%(c)	05/22/22	10	10,135
Citigroup, Inc.,
Sr. Unsec’d. Notes
7.875%	05/15/25	15	18,058
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22	20	19,807
Jr. Sub. Notes, 144A
11.000%	12/29/49	10	10,713
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
6.250%	02/01/41	10	11,676
HSBC Holdings PLC (United Kingdom),
Sub. Notes
4.250%	03/14/24	15	14,923
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
6.375%	01/21/21	15	16,090
Manufacturers & Traders Trust Co.,
Sub. Notes, 3 Month LIBOR + 0.640%
2.940%(c)	12/01/21	20	19,902
Morgan Stanley,
Sub. Notes, MTN
5.000%	11/24/25	15	15,549
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%	12/29/49	15	15,056

			208,930

Building Materials — 0.4%
Masco Corp.,
Sr. Unsec’d. Notes
7.750%	08/01/29	10	12,115
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	15	15,413

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Building Materials (continued)
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	20	$18,158

			45,686

Chemicals — 0.3%
Airgas, Inc. (France),
Gtd. Notes
3.650%	07/15/24	20	19,944
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/23	15	17,402

			37,346

Commercial Services — 0.1%
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	15	15,113

Computers — 0.2%
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	20	20,285

Distribution/Wholesale — 0.0%
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24	5	5,244

Diversified Financial Services — 1.8%
Abay Leasing LLC,
Gov’t. Gtd. Notes
2.654%	11/09/26	35	34,822
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.650%	07/21/27	20	18,208
Ahold Lease Pass-Through Trust (Netherlands),
Pass-Through Certificates
8.620%	01/02/25	13	15,304
Export Leasing LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21	32	31,594
FMR LLC,
Sr. Unsec’d. Notes, 144A
5.350%	11/15/21	10	10,602
Gate Capital Cayman Two Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
3.550%	06/11/21	30	30,172
GFI Group, Inc.,
Gtd. Notes
8.375%	07/19/18	15	14,999
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.400%	02/07/28	10	9,709
Penta Aircraft Leasing 2013 LLC,
Gov’t. Gtd. Notes
2.646%	11/25/25	23	22,557
Tagua Leasing LLC,
Gov’t. Gtd. Notes
1.900%	07/12/24	16	15,927

			203,894

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric — 0.1%
Florida Power & Light Co.,
First Mortgage
5.400%	09/01/35	10	$11,413

Food Service — 0.1%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28	15	14,325

Foods — 0.4%
Kraft Heinz Foods Co.,
Sec’d. Notes, 144A
4.875%	02/15/25	10	10,195
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	15	13,988
Smithfield Foods, Inc.,
Gtd. Notes, 144A
4.250%	02/01/27	20	19,245

			43,428

Healthcare-Services — 0.3%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24	15	14,491
Johns Hopkins Health System Corp. (The),
Unsec’d. Notes
3.837%	05/15/46	15	14,413

			28,904

Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	15	14,513

Insurance — 1.0%
John Hancock Life Insurance Co.,
Sub. Notes, 144A
7.375%	02/15/24	15	17,521
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23	15	17,206
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24	25	29,814
New York Life Insurance Co.,
Sub. Notes, 144A
5.875%	05/15/33	10	12,007
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	15	14,941
Torchmark Corp.,
Sr. Unsec’d. Notes
9.250%	06/15/19	10	10,577
Validus Holdings Ltd.,
Sr. Unsec’d. Notes
8.875%	01/26/40	10	14,277

			116,343

Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	02/15/26	20	19,649

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media (continued)
Comcast Corp.,
Gtd. Notes
4.200%	08/15/34	10	$9,549
4.600%	08/15/45	5	4,818
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	15	14,513

			48,529

Metal Fabricate/Hardware — 0.1%
Precision Castparts Corp.,
Sr. Unsec’d. Notes
4.200%	06/15/35	15	15,227

Miscellaneous Manufacturing — 0.5%
General Electric Co.,
Jr. Sub. Notes
5.000%	01/21/21	24	23,639
ITT LLC,
Sr. Unsec’d. Notes
7.400%	11/15/25	25	30,437

			54,076

Oil & Gas — 0.6%
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes
2.460%	12/15/25	23	21,987
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22	15	14,850
Reliance Industries Ltd. (India),
Gov’t. Gtd. Notes
1.870%	01/15/26	17	16,137
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
5.500%	02/15/26	15	14,213

			67,187

Pharmaceuticals — 0.3%
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.875%	06/25/48	20	20,057
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	16	16,805

			36,862

Pipelines — 0.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
4.250%	12/01/27	5	4,789
5.250%	01/15/25	10	10,249
Energy Transfer Partners LP,
Gtd. Notes
4.750%	01/15/26	5	4,957
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.900%	07/15/26	5	4,680

			24,675

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) — 0.3%
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	15	$14,699
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	15	14,363

			29,062

Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	15	14,213
Macy’s Retail Holdings, Inc.,
Gtd. Notes
8.500%	06/01/19	10	10,374
Walmart, Inc.,
Sr. Unsec’d. Notes
3.700%	06/26/28	20	20,168

			44,755

Semiconductors — 0.1%
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.950%	06/01/24	10	9,512

Software — 0.5%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20	15	15,216
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/25	15	15,771
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.700%	06/01/20	25	24,762

			55,749

Telecommunications — 0.5%
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	15	14,438
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	12	12,050
T-Mobile USA, Inc.,
Gtd. Notes
4.750%	02/01/28	20	18,525
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.400%	11/01/34	20	18,653

			63,666

Transportation — 0.3%
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
5.629%	04/01/24	17	18,384
Union Pacific Railroad Co. 2014-1 Pass-Through Trust,
Pass-Through Certificates

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Transportation (continued)
3.227%	05/14/26	22	$20,963

			39,347

TOTAL CORPORATE BONDS (cost $1,288,472)			1,254,071

MUNICIPAL BONDS — 1.4%
California — 0.5%
Oakland Unified School District/Alameda County,
General Obligation Unlimited
9.500%	08/01/34	15	16,097
Palomar Community College District,
General Obligation Unlimited
7.194%	08/01/45	10	10,919
State of California,
General Obligation Unlimited
7.950%	03/01/36	30	32,360

			59,376

Illinois — 0.1%
Chicago Transit Authority,
Revenue Bonds
5.470%	12/01/23	10	10,925

Indiana — 0.1%
Indiana Finance Authority,
Revenue Bonds
2.916%	07/01/28	15	14,052

Kansas — 0.2%
Kansas Development Finance Authority,
Revenue Bonds
4.727%	04/15/37	20	21,290

New York — 0.3%
New York City Transitional Finance Authority Future Tax,
Revenue Bonds
3.040%	08/01/24	35	34,359

Texas — 0.2%
City of Fort Worth TX,
Revenue Bonds
4.088%	03/01/37	20	20,063

TOTAL MUNICIPAL BONDS (cost $161,088)			160,065

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Freddie Mac REMICS,
Series 3994, Class AE
1.625%	02/15/22	15	14,492
Series 4413, Class HC
3.000%	03/15/40	26	26,228

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $41,500)			40,720

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
Federal Home Loan Mortgage Corp.
3.500%	08/01/34	19	19,482

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	05/01/44	21	$21,446
Federal National Mortgage Assoc.
3.000%	07/01/43	13	12,378
3.500%	06/01/45	15	14,946
4.000%	04/01/39	19	19,241
4.000%	02/01/45	16	16,675
4.000%	06/01/45	23	23,377
4.000%	03/01/46	28	28,642
4.000%	03/01/46	24	24,878
4.500%	08/01/40	11	11,641
4.500%	04/01/41	11	11,605
U.S. Department of Transportation, Sec’d. Notes, 144A
6.001%	12/07/31	25	27,022

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $236,981)			231,333

U.S. TREASURY OBLIGATIONS — 11.6%
U.S. Treasury Bonds
3.125%	08/15/44	260	266,977
3.750%	11/15/43	10	11,368
4.500%	02/15/36	127	155,287
5.250%	11/15/28	147	178,358
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21	30	31,212
0.750%	02/15/42	20	21,645
2.375%	01/15/25	25	36,835
U.S. Treasury Notes
1.250%	01/31/20	200	196,172
1.625%	11/15/22	140	133,744
2.625%	08/15/20	308	308,397

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,351,251)			1,339,995

TOTAL LONG-TERM INVESTMENTS (cost $10,665,637)			11,426,680

		Shares
SHORT-TERM INVESTMENT — 9.6%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)		189,287	189,287
PGIM Institutional Money Market Fund (cost $923,814; includes $922,971 of cash collateral for securities on loan)(b)(w)		923,721	923,814

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,113,101)			1,113,101

TOTAL INVESTMENTS — 108.1% (cost $11,778,738)			12,539,781
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%			(941,546)

NET ASSETS — 100.0%			$11,598,235

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $909,854; cash collateral of $922,971 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)	Variable rate instrument. The rate shown is based on the
latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,999,062	$—	$—
Unaffiliated Exchange Traded Funds	2,171,692	—	—
Unaffiliated Funds	1,285,870	—	—
Asset-Backed Securities
Automobiles	—	145,278	—
Credit Cards	—	64,615	—
Equipment	—	68,309	—
Other	—	140,191	—
Small Business Loan	—	148,391	—
Commercial Mortgage-Backed Securities	—	377,088	—
Corporate Bonds	—	1,254,071	—
Municipal Bonds	—	160,065	—
Residential Mortgage-Backed Securities	—	40,720	—
U.S. Government Agency Obligations	—	231,333	—
U.S. Treasury Obligations	—	1,339,995	—
Affiliated Mutual Funds	1,113,101	—	—

Total	$8,569,725	$3,970,056	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Unaffiliated Exchange Traded Funds	18.7%
U.S. Treasury Obligations	11.6
Unaffiliated Funds	11.1
Affiliated Mutual Fund	9.6
Banks	4.4
Commercial Mortgage-Backed Securities	3.2
Oil, Gas & Consumable Fuels	2.2
IT Services	2.0
U.S. Government Agency Obligations	2.0
Semiconductors & Semiconductor Equipment	1.8
Diversified Financial Services	1.8
Pharmaceuticals	1.7
Internet Software & Services	1.5
Health Care Equipment & Supplies	1.5

Electronic Equipment, Instruments & Components	1.4%
Municipal Bonds	1.4
Biotechnology	1.3
Specialty Retail	1.3
Small Business Loan	1.3
Automobiles	1.2
Software	1.2
Other	1.2
Media	1.1
Capital Markets	1.0
Insurance	1.0
Equity Real Estate Investment Trusts (REITs)	1.0
Technology Hardware, Storage & Peripherals	0.8
Health Care Providers & Services	0.7
Aerospace & Defense	0.7
Road & Rail	0.7
Communications Equipment	0.7
Food & Staples Retailing	0.7
Commercial Services & Supplies	0.7

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Textiles, Apparel & Luxury Goods	0.6%
Food Products	0.6
Auto Components	0.6
Airlines	0.6
Machinery	0.6
Household Durables	0.6
Hotels, Restaurants & Leisure	0.6
Household Products	0.6
Consumer Finance	0.6
Equipment	0.6
Oil & Gas	0.6
Credit Cards	0.6
Telecommunications	0.5
Tobacco	0.5
Mortgage Real Estate Investment Trusts (REITs)	0.5
Multi-Utilities	0.5
Electric Utilities	0.5
Metals & Mining	0.5
Miscellaneous Manufacturing	0.5
Containers & Packaging	0.5
Building Materials	0.4
Retail	0.4
Foods	0.4

Diversified Telecommunication Services	0.4%
Residential Mortgage-Backed Securities	0.3
Transportation	0.3
Chemicals	0.3
Wireless Telecommunication Services	0.3
Real Estate Investment Trusts (REITs)	0.3
Healthcare-Services	0.3
Pipelines	0.2
Computers	0.2
Metal Fabricate/Hardware	0.1
Commercial Services	0.1
Home Builders	0.1
Food Service	0.1
Electric	0.1
Semiconductors	0.1
Distribution/Wholesale	0.0 *

108.1
Liabilities in excess of other assets	(8.1)

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received	Net Amount
Securities on Loan	$909,854	$(909,854)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $909,854:
Unaffiliated investments (cost $10,665,637)	$11,426,680
Affiliated investments (cost $1,113,101)	1,113,101
Dividends and interest receivable	38,920
Receivable for portfolio shares sold	48
Receivable for investments sold	6
Prepaid expenses	71

Total Assets	12,578,826

LIABILITIES:
Payable to broker for collateral for securities on loan	922,971
Accrued expenses and other liabilities	28,604
Administration fees payable	20,993
Payable for portfolio shares repurchased	7,209
Distribution fee payable	398
Affiliated transfer agent fee payable	365
Management fees payable	51

Total Liabilities	980,591

NET ASSETS	$11,598,235

Net assets were comprised of:
Partners Equity	$11,598,235

Net asset value and redemption price per share, $11,598,235 / 1,018,153 outstanding shares of beneficial interest	$11.39

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income	$69,888
Interest income	56,297
Affiliated dividend income	2,812
Income from securities lending, net (including affiliated income of $578)	578

129,575

EXPENSES
Management fees	39,749
Distribution fee	13,429
Custodian and accounting fees	53,216
Audit fee	16,464
Trustees’ fees	4,760
Legal fees and expenses	4,645
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,508
Miscellaneous	5,836

Total expenses	144,073
Less: Fee waivers and/or expense reimbursement	(86,598)

Net expenses	57,475

NET INVESTMENT INCOME (LOSS)	72,100

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on investment transactions (including affiliated of $6)	82,512

Net change in unrealized appreciation (depreciation) on:
Investments	(275,462)
Foreign currencies	2

(275,460)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(192,948)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(120,848)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$72,100	$119,770
Net realized gain (loss) on investment transactions	82,512	91,234
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(275,460)	930,620

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(120,848)	1,141,624

FUND SHARE TRANSACTIONS:
Fund share sold [137,167 and 282,033 shares, respectively]	1,578,746	3,022,302
Fund share repurchased [15,934 and 43,936 shares, respectively]	(184,150)	(470,823)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	1,394,596	2,551,479

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,273,748	3,693,103
NET ASSETS:
Beginning of period	10,324,487	6,631,384

End of period	$11,598,235	$10,324,487

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SHORT-TERM INVESTMENTS — 71.7%
	Shares	Value
UNAFFILIATED FUND — 4.1%
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (cost $340,938)	340,938	$340,938

Interest Rate	Maturity Date	Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS(n) — 14.4%
Canadian Treasury Bills (Canada)
1.110%	07/12/18	CAD	450	342,170
German Treasury Bills (Germany)
0.716%	08/15/18	EUR	350	409,032
United Kingdom Treasury Bills (United Kingdom)
0.437%	07/16/18	GBP	350	461,826

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $1,264,949)				1,213,028

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) — 53.2%
U.S. Treasury Bills
1.785%	08/16/18	(h)	1,800	$1,795,894
1.841%	09/13/18	(h)	1,450	1,444,472
1.945%	10/11/18	(h)	1,250	1,243,236

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,483,749)				4,483,602

TOTAL INVESTMENTS — 71.7% (cost $6,089,636)				6,037,568
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 28.3%				2,383,817

NET ASSETS — 100.0%				$8,421,385

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/19/18	Barclays Capital Group	AUD	7,860	$6,014,787	$5,818,552	$—	$(196,235)
Expiring 09/19/18	Barclays Capital Group	AUD	1,145	868,430	847,426	—	(21,004)
Expiring 09/19/18	Barclays Capital Group	AUD	480	355,721	355,394	—	(327)
Expiring 09/19/18	Barclays Capital Group	AUD	389	294,838	288,243	—	(6,595)
Expiring 09/19/18	Barclays Capital Group	AUD	374	276,339	276,796	457	—
Expiring 09/19/18	Barclays Capital Group	AUD	348	256,020	257,390	1,370	—
Expiring 09/19/18	Barclays Capital Group	AUD	245	182,946	181,435	—	(1,511)
Expiring 09/19/18	Barclays Capital Group	AUD	240	183,192	177,966	—	(5,226)
Expiring 09/19/18	Barclays Capital Group	AUD	142	105,180	105,188	8	—
Expiring 09/19/18	Barclays Capital Group	AUD	84	62,718	62,354	—	(364)
Expiring 09/19/18	Barclays Capital Group	AUD	69	50,489	50,844	355	—
Expiring 09/19/18	Barclays Capital Group	AUD	45	34,786	33,592	—	(1,194)
Expiring 09/19/18	Barclays Capital Group	AUD	3	2,176	2,189	13	—
Expiring 09/19/18	Morgan Stanley	AUD	168	124,218	124,146	—	(72)
British Pound,
Expiring 09/19/18	Barclays Capital Group	GBP	2,044	2,735,142	2,707,845	—	(27,297)
Expiring 09/19/18	Barclays Capital Group	GBP	1,663	2,225,302	2,202,777	—	(22,525)
Expiring 09/19/18	Barclays Capital Group	GBP	344	455,528	455,560	32	—
Expiring 09/19/18	Barclays Capital Group	GBP	213	283,933	282,142	—	(1,791)
Expiring 09/19/18	Barclays Capital Group	GBP	122	160,032	161,540	1,508	—
Expiring 09/19/18	Barclays Capital Group	GBP	96	129,088	127,693	—	(1,395)
Expiring 09/19/18	Barclays Capital Group	GBP	46	60,315	60,476	161	—
Expiring 09/19/18	Barclays Capital Group	GBP	16	20,771	20,750	—	(21)
Expiring 09/19/18	Barclays Capital Group	GBP	15	19,811	19,829	18	—
Canadian Dollar,
Expiring 09/19/18	Barclays Capital Group	CAD	7,197	5,574,094	5,481,899	—	(92,195)
Expiring 09/19/18	Barclays Capital Group	CAD	257	197,747	196,009	—	(1,738)
Expiring 09/19/18	Barclays Capital Group	CAD	242	187,319	184,097	—	(3,222)

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Canadian Dollar (continued),
Expiring 09/19/18	Barclays Capital Group	CAD	219	$169,810	$167,162	$—	$(2,648)
Expiring 09/19/18	Barclays Capital Group	CAD	210	162,116	160,102	—	(2,014)
Expiring 09/19/18	Barclays Capital Group	CAD	150	115,880	114,208	—	(1,672)
Expiring 09/19/18	Barclays Capital Group	CAD	67	50,374	50,886	512	—
Expiring 09/19/18	Barclays Capital Group	CAD	63	47,761	47,724	—	(37)
Expiring 09/19/18	Barclays Capital Group	CAD	16	12,358	12,445	87	—
Expiring 09/19/18	Barclays Capital Group	CAD	3	2,043	2,070	27	—
Expiring 09/19/18	Barclays Capital Group	CAD	2	1,670	1,651	—	(19)
Expiring 09/19/18	Morgan Stanley	CAD	6	4,390	4,446	56	—
Euro,
Expiring 09/19/18	Barclays Capital Group	EUR	4,914	5,789,713	5,775,085	—	(14,628)
Expiring 09/19/18	Barclays Capital Group	EUR	676	797,166	794,424	—	(2,742)
Expiring 09/19/18	Barclays Capital Group	EUR	504	598,866	592,534	—	(6,332)
Expiring 09/19/18	Barclays Capital Group	EUR	333	394,187	391,455	—	(2,732)
Expiring 09/19/18	Barclays Capital Group	EUR	325	378,016	381,439	3,423	—
Expiring 09/19/18	Barclays Capital Group	EUR	132	156,382	154,892	—	(1,490)
Expiring 09/19/18	Morgan Stanley	EUR	507	590,104	595,489	5,385	—
Expiring 09/19/18	Morgan Stanley	EUR	156	182,736	183,543	807	—
Japanese Yen,
Expiring 09/19/18	Barclays Capital Group	JPY	754,844	6,941,286	6,857,950	—	(83,336)
New Zealand Dollar,
Expiring 09/19/18	Barclays Capital Group	NZD	444	312,756	300,383	—	(12,373)
Expiring 09/19/18	Barclays Capital Group	NZD	265	186,775	179,306	—	(7,469)
Expiring 09/19/18	Barclays Capital Group	NZD	259	182,423	175,529	—	(6,894)
Expiring 09/19/18	Barclays Capital Group	NZD	246	170,537	166,397	—	(4,140)
Expiring 09/19/18	Barclays Capital Group	NZD	158	110,971	106,734	—	(4,237)
Expiring 09/19/18	Barclays Capital Group	NZD	152	103,015	103,183	168	—
Expiring 09/19/18	Barclays Capital Group	NZD	125	87,634	84,589	—	(3,045)
Expiring 09/19/18	Barclays Capital Group	NZD	66	45,482	44,703	—	(779)
Expiring 09/19/18	Barclays Capital Group	NZD	45	31,081	30,552	—	(529)
Expiring 09/19/18	Morgan Stanley	NZD	25,570	18,015,119	17,320,006	—	(695,113)
Expiring 09/19/18	Morgan Stanley	NZD	673	454,947	456,059	1,112	—
Expiring 09/19/18	Morgan Stanley	NZD	607	418,684	410,974	—	(7,710)
Expiring 09/19/18	Morgan Stanley	NZD	80	55,023	53,994	—	(1,029)
Norwegian Krone,
Expiring 09/19/18	Barclays Capital Group	NOK	70,090	8,677,763	8,634,668	—	(43,095)
Expiring 09/19/18	Barclays Capital Group	NOK	6,931	859,079	853,897	—	(5,182)
Expiring 09/19/18	Barclays Capital Group	NOK	4,163	514,061	512,876	—	(1,185)
Expiring 09/19/18	Barclays Capital Group	NOK	3,012	377,139	371,018	—	(6,121)
Expiring 09/19/18	Barclays Capital Group	NOK	2,764	339,649	340,542	893	—
Expiring 09/19/18	Barclays Capital Group	NOK	2,372	296,223	292,198	—	(4,025)
Expiring 09/19/18	Barclays Capital Group	NOK	1,593	198,840	196,205	—	(2,635)
Expiring 09/19/18	Barclays Capital Group	NOK	1,544	191,826	190,182	—	(1,644)
Expiring 09/19/18	Barclays Capital Group	NOK	1,362	168,079	167,741	—	(338)
Expiring 09/19/18	Barclays Capital Group	NOK	1,071	132,516	131,980	—	(536)
Expiring 09/19/18	Barclays Capital Group	NOK	1,059	129,675	130,475	800	—
Expiring 09/19/18	Barclays Capital Group	NOK	1,016	126,832	125,159	—	(1,673)
Expiring 09/19/18	Barclays Capital Group	NOK	805	100,479	99,177	—	(1,302)
Expiring 09/19/18	Barclays Capital Group	NOK	782	95,770	96,297	527	—
Expiring 09/19/18	Barclays Capital Group	NOK	319	39,203	39,295	92	—
Expiring 09/19/18	Morgan Stanley	NOK	1,690	209,346	208,248	—	(1,098)
Expiring 09/19/18	Morgan Stanley	NOK	919	112,463	113,174	711	—

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Singapore Dollar,
Expiring 09/19/18	Barclays Capital Group	SGD	609	$457,181	$447,789	$—	$(9,392)
Expiring 09/19/18	Barclays Capital Group	SGD	551	413,536	405,401	—	(8,135)
Expiring 09/19/18	Barclays Capital Group	SGD	506	379,746	371,708	—	(8,038)
Expiring 09/19/18	Barclays Capital Group	SGD	490	367,766	359,945	—	(7,821)
Expiring 09/19/18	Barclays Capital Group	SGD	438	324,697	322,071	—	(2,626)
Expiring 09/19/18	Barclays Capital Group	SGD	423	317,974	310,651	—	(7,323)
Expiring 09/19/18	Barclays Capital Group	SGD	379	278,533	278,424	—	(109)
Expiring 09/19/18	Barclays Capital Group	SGD	270	202,465	198,492	—	(3,973)
Expiring 09/19/18	Barclays Capital Group	SGD	236	174,149	173,599	—	(550)
Expiring 09/19/18	Barclays Capital Group	SGD	145	109,237	106,756	—	(2,481)
Expiring 09/19/18	Barclays Capital Group	SGD	116	87,116	85,245	—	(1,871)
Expiring 09/19/18	Barclays Capital Group	SGD	66	48,549	48,598	49	—
Expiring 09/19/18	Barclays Capital Group	SGD	63	46,306	46,084	—	(222)
Expiring 09/19/18	Barclays Capital Group	SGD	55	40,350	40,377	27	—
Expiring 09/19/18	Barclays Capital Group	SGD	8	5,807	5,780	—	(27)
Expiring 09/19/18	Barclays Capital Group	SGD	1	752	739	—	(13)
Expiring 09/19/18	Morgan Stanley	SGD	742	545,889	545,631	—	(258)
Swedish Krona,
Expiring 09/19/18	Barclays Capital Group	SEK	24,687	2,837,187	2,773,933	—	(63,254)
Expiring 09/19/18	Barclays Capital Group	SEK	6,783	779,386	762,116	—	(17,270)
Expiring 09/19/18	Barclays Capital Group	SEK	6,290	725,533	706,789	—	(18,744)
Expiring 09/19/18	Barclays Capital Group	SEK	3,520	394,433	395,514	1,081	—
Expiring 09/19/18	Barclays Capital Group	SEK	2,185	252,231	245,469	—	(6,762)
Expiring 09/19/18	Barclays Capital Group	SEK	679	76,696	76,346	—	(350)
Expiring 09/19/18	Barclays Capital Group	SEK	569	66,046	63,917	—	(2,129)
Expiring 09/19/18	Barclays Capital Group	SEK	551	63,697	61,953	—	(1,744)
Expiring 09/19/18	Barclays Capital Group	SEK	503	58,547	56,486	—	(2,061)
Expiring 09/19/18	Morgan Stanley	SEK	2,253	254,568	253,098	—	(1,470)
Expiring 09/19/18	Morgan Stanley	SEK	1,445	162,196	162,384	188	—
Expiring 09/19/18	Morgan Stanley	SEK	354	40,269	39,758	—	(511)

				$79,510,012	$78,050,231	19,867	(1,479,648)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/19/18	Barclays Capital Group	AUD	2,321	$1,776,844	$1,718,147	$58,697	$—
Expiring 09/19/18	Barclays Capital Group	AUD	1,252	957,657	926,692	30,965	—
Expiring 09/19/18	Barclays Capital Group	AUD	195	149,574	144,597	4,977	—
Expiring 09/19/18	Barclays Capital Group	AUD	158	120,805	117,181	3,624	—
Expiring 09/19/18	Barclays Capital Group	AUD	109	82,558	80,885	1,673	—
Expiring 09/19/18	Barclays Capital Group	AUD	102	77,516	75,289	2,227	—
Expiring 09/19/18	Barclays Capital Group	AUD	101	74,620	74,944	—	(324)
Expiring 09/19/18	Morgan Stanley	AUD	142	105,269	104,964	305	—
British Pound,
Expiring 09/19/18	Barclays Capital Group	GBP	458	609,484	606,938	2,546	—
Expiring 09/19/18	Barclays Capital Group	GBP	433	584,258	574,075	10,183	—
Expiring 09/19/18	Barclays Capital Group	GBP	384	514,902	508,433	6,469	—
Expiring 09/19/18	Barclays Capital Group	GBP	281	378,233	372,557	5,676	—
Expiring 09/19/18	Barclays Capital Group	GBP	250	337,302	331,105	6,197	—
Expiring 09/19/18	Barclays Capital Group	GBP	181	241,640	240,106	1,534	—

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
British Pound (continued),
Expiring 09/19/18	Barclays Capital Group	GBP	168	$226,424	$222,583	$3,841	$—
Expiring 09/19/18	Barclays Capital Group	GBP	137	183,481	181,303	2,178	—
Expiring 09/19/18	Barclays Capital Group	GBP	73	96,085	96,602	—	(517)
Expiring 09/19/18	Barclays Capital Group	GBP	60	81,506	79,921	1,585	—
Expiring 09/19/18	Barclays Capital Group	GBP	60	79,368	79,094	274	—
Expiring 09/19/18	Barclays Capital Group	GBP	43	57,633	56,836	797	—
Expiring 09/19/18	Barclays Capital Group	GBP	19	25,002	24,828	174	—
Canadian Dollar,
Expiring 09/19/18	Barclays Capital Group	CAD	543	421,152	413,639	7,513	—
Expiring 09/19/18	Barclays Capital Group	CAD	495	384,036	377,228	6,808	—
Expiring 09/19/18	Barclays Capital Group	CAD	401	302,949	305,071	—	(2,122)
Expiring 09/19/18	Barclays Capital Group	CAD	358	271,871	272,578	—	(707)
Expiring 09/19/18	Barclays Capital Group	CAD	279	210,005	212,152	—	(2,147)
Expiring 09/19/18	Barclays Capital Group	CAD	252	189,293	191,681	—	(2,388)
Expiring 09/19/18	Barclays Capital Group	CAD	218	164,342	166,164	—	(1,822)
Expiring 09/19/18	Barclays Capital Group	CAD	205	158,091	156,099	1,992	—
Expiring 09/19/18	Barclays Capital Group	CAD	53	40,140	40,688	—	(548)
Expiring 09/19/18	Morgan Stanley	CAD	3,449	2,675,067	2,627,134	47,933	—
Euro,
Expiring 09/19/18	Barclays Capital Group	EUR	641	757,941	753,233	4,708	—
Expiring 09/19/18	Barclays Capital Group	EUR	533	624,847	626,632	—	(1,785)
Expiring 09/19/18	Barclays Capital Group	EUR	481	564,234	564,664	—	(430)
Expiring 09/19/18	Barclays Capital Group	EUR	439	522,422	515,603	6,819	—
Expiring 09/19/18	Barclays Capital Group	EUR	358	425,661	420,133	5,528	—
Expiring 09/19/18	Barclays Capital Group	EUR	294	341,049	345,142	—	(4,093)
Expiring 09/19/18	Barclays Capital Group	EUR	256	298,471	300,972	—	(2,501)
Expiring 09/19/18	Barclays Capital Group	EUR	250	290,865	293,519	—	(2,654)
Expiring 09/19/18	Barclays Capital Group	EUR	217	253,312	255,355	—	(2,043)
Expiring 09/19/18	Barclays Capital Group	EUR	181	214,990	212,572	2,418	—
Expiring 09/19/18	Barclays Capital Group	EUR	156	183,857	183,359	498	—
Expiring 09/19/18	Barclays Capital Group	EUR	150	176,341	176,257	84	—
Expiring 09/19/18	Morgan Stanley	EUR	3,740	4,406,891	4,395,475	11,416	—
Expiring 09/19/18	Morgan Stanley	EUR	7	8,362	8,402	—	(40)
Japanese Yen,
Expiring 09/19/18	Barclays Capital Group	JPY	117,291	1,075,754	1,065,623	10,131	—
Expiring 09/19/18	Barclays Capital Group	JPY	51,187	468,366	465,044	3,322	—
Expiring 09/19/18	Barclays Capital Group	JPY	45,926	419,067	417,249	1,818	—
Expiring 09/19/18	Barclays Capital Group	JPY	32,133	293,887	291,938	1,949	—
Expiring 09/19/18	Barclays Capital Group	JPY	29,208	267,346	265,363	1,983	—
Expiring 09/19/18	Barclays Capital Group	JPY	26,507	243,937	240,826	3,111	—
Expiring 09/19/18	Barclays Capital Group	JPY	26,006	236,704	236,268	436	—
Expiring 09/19/18	Barclays Capital Group	JPY	25,983	238,409	236,064	2,345	—
Expiring 09/19/18	Barclays Capital Group	JPY	24,224	220,012	220,082	—	(70)
Expiring 09/19/18	Barclays Capital Group	JPY	16,907	153,785	153,600	185	—
Expiring 09/19/18	Barclays Capital Group	JPY	15,581	141,659	141,558	101	—
Expiring 09/19/18	Barclays Capital Group	JPY	13,411	122,426	121,840	586	—
Expiring 09/19/18	Barclays Capital Group	JPY	13,061	118,852	118,666	186	—
Expiring 09/19/18	Barclays Capital Group	JPY	13,045	119,452	118,519	933	—
Expiring 09/19/18	Barclays Capital Group	JPY	12,777	116,532	116,082	450	—
Expiring 09/19/18	Barclays Capital Group	JPY	5,399	49,651	49,051	600	—
Expiring 09/19/18	Morgan Stanley	JPY	340,925	3,130,389	3,097,392	32,997	—
Expiring 09/19/18	Morgan Stanley	JPY	24,557	225,607	223,110	2,497	—

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Japanese Yen (continued),
Expiring 09/19/18	Morgan Stanley	JPY	22,805	$209,359	$207,189	$2,170	$—
Expiring 09/19/18	Morgan Stanley	JPY	13,704	125,352	124,501	851	—
Expiring 09/19/18	Morgan Stanley	JPY	8,545	77,926	77,637	289	—
New Zealand Dollar,
Expiring 09/19/18	Barclays Capital Group	NZD	24,346	17,127,053	16,490,708	636,345	—
Expiring 09/19/18	Barclays Capital Group	NZD	262	181,622	177,174	4,448	—
Expiring 09/19/18	Barclays Capital Group	NZD	175	119,751	118,832	919	—
Expiring 09/19/18	Barclays Capital Group	NZD	153	105,244	103,288	1,956	—
Expiring 09/19/18	Barclays Capital Group	NZD	121	84,909	82,022	2,887	—
Expiring 09/19/18	Barclays Capital Group	NZD	117	81,954	79,201	2,753	—
Expiring 09/19/18	Barclays Capital Group	NZD	84	59,097	56,862	2,235	—
Expiring 09/19/18	Barclays Capital Group	NZD	65	45,402	43,740	1,662	—
Expiring 09/19/18	Morgan Stanley	NZD	130	88,465	87,764	701	—
Norwegian Krone,
Expiring 09/19/18	Barclays Capital Group	NOK	1,596	196,638	196,564	74	—
Expiring 09/19/18	Barclays Capital Group	NOK	168	20,829	20,684	145	—
Expiring 09/19/18	Barclays Capital Group	NOK	80	9,839	9,901	—	(62)
Expiring 09/19/18	Barclays Capital Group	NOK	3	365	363	2	—
Expiring 09/19/18	Morgan Stanley	NOK	127,815	15,789,692	15,745,959	43,733	—
Singapore Dollar,
Expiring 09/19/18	Barclays Capital Group	SGD	6,665	4,998,140	4,900,856	97,284	—
Expiring 09/19/18	Barclays Capital Group	SGD	222	162,853	163,202	—	(349)
Expiring 09/19/18	Morgan Stanley	SGD	3,093	2,318,698	2,273,949	44,749	—
Expiring 09/19/18	Morgan Stanley	SGD	108	79,211	79,544	—	(333)
Swedish Krona,
Expiring 09/19/18	Barclays Capital Group	SEK	4,103	478,759	460,982	17,777	—
Expiring 09/19/18	Barclays Capital Group	SEK	1,828	206,847	205,442	1,405	—
Expiring 09/19/18	Barclays Capital Group	SEK	1,083	122,757	121,659	1,098	—
Expiring 09/19/18	Barclays Capital Group	SEK	1,025	119,851	115,151	4,700	—
Expiring 09/19/18	Barclays Capital Group	SEK	1,004	115,578	112,820	2,758	—
Expiring 09/19/18	Barclays Capital Group	SEK	822	95,462	92,381	3,081	—
Expiring 09/19/18	Barclays Capital Group	SEK	518	58,508	58,214	294	—
Expiring 09/19/18	Barclays Capital Group	SEK	180	20,509	20,209	300	—
Expiring 09/19/18	Morgan Stanley	SEK	86,541	9,958,557	9,724,090	234,467	—
Expiring 09/19/18	Morgan Stanley	SEK	612	69,558	68,812	746	—

				$81,416,970	$80,028,807	1,413,098	(24,935)

						$1,432,965	$(1,504,583)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Fund	$340,938	$—	$—
Foreign Treasury Obligations	—	1,213,028	—

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
U.S. Treasury Obligations	$—	$4,483,602	$—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(71,618)	—

Total	$340,938	$5,625,012	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2018 were as follows:

U.S. Treasury Obligations	53.2%
Foreign Treasury Obligations	14.4
Unaffiliated Fund	4.1

71.7
Other assets in excess of liabilities	28.3

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$1,432,965	Unrealized depreciation on OTC forward foreign currency exchange contracts	$1,504,583

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$(1,144,559)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$388,059

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Forward Foreign Currency Exchange Contracts- Purchased(1)	Forward Foreign Currency Exchange Contracts- Sold(1)
$70,431,137	$78,417,721

(1)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Barclays Capital Group	$1,001,852	$(796,949)	$204,903	$—	$204,903
Morgan Stanley	431,113	(707,634)	(276,521)	276,521	—

	$1,432,965	$(1,504,583)	$(71,618)	$276,521	$204,903

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value:
Unaffiliated investments (cost $6,089,636)	$6,037,568
Foreign currency, at value (cost $2,531,889)	2,494,473
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,432,965
Dividends and interest receivable	949
Prepaid expenses	71

Total Assets	9,966,026

LIABILITIES:
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,504,583
Accrued expenses and other liabilities	31,062
Payable for portfolio shares repurchased	5,292
Management fees payable	3,053
Affiliated transfer agent fee payable	365
Distribution fee payable	286

Total Liabilities	1,544,641

NET ASSETS	$8,421,385

Net assets were comprised of:
Partners Equity	$8,421,385

Net asset value and redemption price per share, $8,421,385 / 905,918 outstanding shares of beneficial interest	$9.30

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income	$34,767
Unaffiliated dividend income	6,994

41,761

EXPENSES
Management fees	35,656
Distribution fee	10,707
Custodian and accounting fees	19,497
Audit fee	14,529
Trustees’ fees	4,760
Legal fees and expenses	4,411
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,254
Commitment fee on syndicated credit agreement	1,059
Insurance expenses	414
Miscellaneous	4,672

Total expenses	101,425
Less: Fee waivers and/or expense reimbursement	(49,172)

Net expenses	52,253

NET INVESTMENT INCOME (LOSS)	(10,492)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(32)
Forward currency contracts transactions	(1,144,559)
Foreign currency transactions	47,722

(1,096,869)

Net change in unrealized appreciation (depreciation) on:
Investments	(73,553)
Forward currency contracts	388,059
Foreign currencies	(55,015)

259,491

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(837,378)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(847,870)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(10,492)	$(66,636)
Net realized gain (loss) on investment and foreign currency transactions	(1,096,869)	138,523
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	259,491	(362,119)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(847,870)	(290,232)

FUND SHARE TRANSACTIONS:
Fund share sold [58,561 and 130,511 shares, respectively]	565,730	1,389,223
Fund share repurchased [25,374 and 161,433 shares, respectively]	(248,547)	(1,711,693)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	317,183	(322,470)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(530,687)	(612,702)
NET ASSETS:
Beginning of period	8,952,072	9,564,774

End of period	$8,421,385	$8,952,072

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 61.2%
COMMON STOCKS — 36.8%	Shares	Value
Canada — 1.0%
Barrick Gold Corp.	6,320	$82,982
Husky Energy, Inc.	5,300	82,605
Wheaton Precious Metals Corp.	5,125	113,131

		278,718

China — 2.3%
Baidu, Inc., ADR*	760	184,679
China Life Insurance Co. Ltd. (Class H Stock)	45,000	115,447
China Mobile Ltd.	12,000	106,475
China Telecom Corp. Ltd., ADR	2,285	106,093
China Telecom Corp. Ltd. (Class H Stock)	23,000	10,792
Kunlun Energy Co. Ltd.	113,500	99,125

		622,611

Denmark — 0.4%
Vestas Wind Systems A/S	1,718	106,063

France — 2.5%
AXA SA	6,253	152,785
BNP Paribas SA	2,020	124,951
Cie de Saint-Gobain	1,602	71,361
Credit Agricole SA	4,752	63,071
Sanofi	1,724	138,368
Veolia Environnement SA	5,894	125,949

		676,485

Germany — 2.2%
Bayer AG	1,261	138,488
E.ON SE	5,229	55,712
Innogy SE, 144A	1,796	76,732
Merck KGaA	1,419	138,136
Siemens AG	1,306	172,073

		581,141

Hong Kong — 0.4%
CK Hutchison Holdings Ltd.	9,900	104,802
Value Partners Group Ltd.	14,700	11,558

		116,360

Ireland — 0.2%
Bank of Ireland Group PLC	6,628	51,435

Israel — 1.0%
Teva Pharmaceutical Industries Ltd., ADR(a)	10,854	263,969

Italy — 0.7%
Eni SpA	10,201	189,141

Japan — 2.0%
Mitsui Fudosan Co. Ltd.	4,570	110,083
Panasonic Corp.	10,600	142,935
Seven & i Holdings Co. Ltd.	1,400	61,062
SoftBank Group Corp.	1,150	82,119
Suntory Beverage & Food Ltd.	1,910	81,658
Taiheiyo Cement Corp.	1,630	53,621

		531,478

Luxembourg — 0.9%
SES SA	12,707	232,281

Netherlands — 2.0%
Aegon NV	22,068	131,760

COMMON STOCKS (continued)	Shares	Value
Netherlands (continued)
Akzo Nobel NV	954	$81,369
ING Groep NV	4,683	67,222
Royal Dutch Shell PLC (Class B Stock)	7,482	267,953

		548,304

Singapore — 0.6%
Singapore Telecommunications Ltd.	69,500	156,917

South Korea — 1.2%
KB Financial Group, Inc., ADR	2,792	129,772
Samsung Electronics Co. Ltd.	4,681	196,085

		325,857

Spain — 0.3%
Telefonica SA	9,590	81,395

Sweden — 0.5%
Arjo AB (Class B Stock)	3,382	12,041
Getinge AB (Class B Stock)	3,382	30,702
Telefonaktiebolaget LM Ericsson (Class B Stock)	10,961	84,446

		127,189

Switzerland — 1.1%
Novartis AG	368	27,876
Roche Holding AG	590	130,896
UBS Group AG*	8,170	125,249

		284,021

Taiwan — 0.1%
Catcher Technology Co. Ltd.	3,000	33,496

Thailand — 0.4%
Bangkok Bank PCL	17,400	104,120
Bangkok Bank PCL, NVDR	1,800	10,628

		114,748

United Kingdom — 3.8%
BAE Systems PLC	10,671	90,781
Barclays PLC	21,572	53,320
BP PLC	29,100	221,408
HSBC Holdings PLC	18,800	175,893
Kingfisher PLC	41,234	161,250
Man Group PLC	18,139	42,048
Standard Chartered PLC	18,802	170,786
Vodafone Group PLC	47,237	114,422

		1,029,908

United States — 13.2%
Advance Auto Parts, Inc.	1,320	179,123
Allergan PLC	1,232	205,399
Ally Financial, Inc.	1,280	33,626
Alphabet, Inc. (Class A Stock)*	129	145,666
AmerisourceBergen Corp.	1,230	104,882
Amgen, Inc.	327	60,361
Apache Corp.	3,330	155,678
Apple, Inc.	618	114,398
Capital One Financial Corp.	1,410	129,579
Cardinal Health, Inc.	1,590	77,640
Celgene Corp.*	450	35,739
Citigroup, Inc.	3,200	214,143
Comcast Corp. (Class A Stock)	3,410	111,882

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
CommScope Holding Co., Inc.*	2,150	$62,791
ConocoPhillips	1,220	84,936
Coty, Inc. (Class A Stock)	10,660	150,305
Eli Lilly & Co.	1,490	127,142
Exxon Mobil Corp.	350	28,956
Gilead Sciences, Inc.	2,140	151,598
Helmerich & Payne, Inc.	530	33,793
JPMorgan Chase & Co.	1,050	109,410
Kellogg Co.	1,110	77,556
Kroger Co. (The)	600	17,070
Mattel, Inc.(a)	6,240	102,461
Medtronic PLC	850	72,769
Microsoft Corp.	1,207	119,022
Navistar International Corp.*	3,390	138,041
NetScout Systems, Inc.*	400	11,880
Oracle Corp.	4,418	194,657
Perrigo Co. PLC	1,430	104,261
QIAGEN NV*	1,524	55,244
Twenty-First Century Fox, Inc. (Class A Stock)	1,920	95,405
United Parcel Service, Inc. (Class B Stock)	970	103,043
Voya Financial, Inc.	1,206	56,682
Walgreens Boots Alliance, Inc.	1,660	99,625

		3,564,763

TOTAL COMMON STOCKS (cost $9,471,492)		9,916,280

UNAFFILIATED EXCHANGE TRADED FUNDS — 3.8%
Franklin LibertyQ Emerging Markets ETF	28,000	843,975
Invesco DB US Dollar Index Bullish Fund	2,458	61,303
iShares 1-3 Year Treasury Bond ETF	660	55,024
iShares Russell 2000 Index Fund ETF	344	56,337

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $1,070,950)		1,016,639

UNAFFILIATED FUND — 20.6%
Franklin Strategic Series - Franklin Strategic Income Fund (Class R6)** (cost $5,654,039)	581,917	5,557,303

TOTAL LONG-TERM INVESTMENTS (cost $16,196,481)		16,490,222

SHORT-TERM INVESTMENTS — 40.1%
	Shares	Value
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	10,432,401	$10,432,401
PGIM Institutional Money Market Fund (cost $352,912; includes $352,429 of cash collateral for securities on loan)(b)(w)	352,876	352,912

TOTAL SHORT-TERM INVESTMENTS (cost $10,785,313)		10,785,313

TOTAL INVESTMENTS — 101.3% (cost $26,981,794)		27,275,535
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (1.3)%		(346,067)

NET ASSETS — 100.0%		$26,929,468

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

**	Investment is an affiliate of the Subadvisor.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $340,806; cash collateral of $352,429 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
23	10 Year U.S. Treasury Notes	Sep. 2018	$2,764,313	$7,022
7	Mini MSCI Emerging Markets Index	Sep. 2018	372,155	(21,836)
1	U.S. Dollar Index	Sep. 2018	94,349	920

				(13,894)

Short Positions:
65	2 Year U.S. Treasury Notes	Sep. 2018	13,768,828	21,005
21	S&P 500 E-Mini Index	Sep. 2018	2,857,680	68,886

				89,891

				$75,997

Cash and foreign currency of $159,209 has been segregated with JPMorgan Chase to cover requirements for open futures contracts at June 30, 2018.

Total return swap agreements outstanding at June 30, 2018:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Barclays Capital Group	03/08/19	1,209	Receive monthly total return on Barclays Cross Asset Trend Index and pay monthly fixed rate of 0.55%	$(6,850)	$—	$(6,850)
Barclays Capital Group	03/08/19	1,029	Receive monthly total return on Barclays TrendStar+ Index and pay monthly fixed rate of 0.70%	(3,603)	—	(3,603)
Societe Generale	03/08/19	1,200	Receive monthly total return on SGI VI Smart Beta Index and pay monthly variable payments based on 1 Month LIBOR + 0.50%(2)	5,981	—	5,981

				$(4,472)	$—	$(4,472)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2)	The value of the SGI VI Smart Beta Index is derived from CBOE Volatility Index Futures. The allocation was 100% at June 30, 2018.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$5,981	$(10,453)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Canada	$278,718	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
China	$290,772	$331,839	$—
Denmark	—	106,063	—
France	—	676,485	—
Germany	—	581,141	—
Hong Kong	—	116,360	—
Ireland	—	51,435	—
Israel	263,969	—	—
Italy	—	189,141	—
Japan	—	531,478	—
Luxembourg	—	232,281	—
Netherlands	—	548,304	—
Singapore	—	156,917	—
South Korea	129,772	196,085	—
Spain	—	81,395	—
Sweden	—	127,189	—
Switzerland	—	284,021	—
Taiwan	—	33,496	—
Thailand	—	114,748	—
United Kingdom	—	1,029,908	—
United States	3,509,519	55,244	—
Unaffiliated Exchange Traded Funds	1,016,639	—	—
Unaffiliated Fund	5,557,303	—	—
Affiliated Mutual Funds	10,785,313	—	—
Other Financial Instruments*
Futures Contracts	75,997	—	—
OTC Total Return Swap Agreements	—	(4,472)	—

Total	$21,908,002	$5,439,058	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	40.1%
Unaffiliated Fund	20.6
Banks	4.7
Pharmaceuticals	4.7
Oil, Gas & Consumable Fuels	4.2
Unaffiliated Exchange Traded Funds	3.8
Media	1.6
Insurance	1.5
Diversified Telecommunication Services	1.3
Technology Hardware, Storage & Peripherals	1.3
Specialty Retail	1.3
Internet Software & Services	1.2
Software	1.2
Wireless Telecommunication Services	1.1
Industrial Conglomerates	1.0
Multi-Utilities	1.0
Biotechnology	0.9
Metals & Mining	0.7
Health Care Providers & Services	0.7
Capital Markets	0.7

Food & Staples Retailing	0.7%
Consumer Finance	0.6
Communications Equipment	0.6
Personal Products	0.6
Household Durables	0.5
Machinery	0.5
Health Care Equipment & Supplies	0.4
Real Estate Management & Development	0.4
Electrical Equipment	0.4
Air Freight & Logistics	0.4
Leisure Products	0.4
Aerospace & Defense	0.3
Beverages	0.3
Chemicals	0.3
Food Products	0.3
Building Products	0.3
Diversified Financial Services	0.2
Life Sciences Tools & Services	0.2
Construction Materials	0.2
Energy Equipment & Services	0.1

101.3
Liabilities in excess of other assets	(1.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$68,886	*	Due from/to broker — variation margin futures	$21,836	*
Equity contracts	Unrealized appreciation on OTC swap agreements	5,981		Unrealized depreciation on OTC swap agreements	6,850
Foreign exchange contracts	Due from/to broker — variation margin futures	920	*	—	—
Interest rate contracts	Due from/to broker — variation margin futures	28,027	*	—	—
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	3,603

Total		$103,814			$32,289

*

Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Equity contracts	$(117,032)	$(164,646)
Foreign exchange contracts	2,209	—
Interest rate contracts	3,516	10,757

Total	$(111,307)	$(153,889)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Equity contracts	$29,685	$(17,902)
Foreign exchange contracts	920	—
Interest rate contracts	26,404	(6,002)

Total	$57,009	$(23,904)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)	Futures Contracts- Short Positions(1)	Total Return Swap Agreements(1)
$2,357,287	$11,015,923	$2,937,068

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$340,806	$(340,806)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Barclays Capital Group	$—	$(10,453)	$(10,453)	$—	$(10,453)
Societe Generale	5,981	—	5,981	—	5,981

	$5,981	$(10,453)	$(4,472)	$—	$(4,472)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $340,806:
Unaffiliated investments (cost $16,196,481)	$16,490,222
Affiliated investments (cost $10,785,313)	10,785,313
Foreign currency, at value (cost $796)	796
Deposit with broker for futures	159,209
Tax reclaim receivable	27,673
Receivable for investments sold	18,647
Dividends receivable	16,193
Receivable for portfolio shares sold	6,068
Unrealized appreciation on OTC swap agreements	5,981
Due from broker-variation margin futures	5,554
Receivable from affiliate	413
Prepaid expenses	71

Total Assets	27,516,140

LIABILITIES:
Payable to broker for collateral for securities on loan	352,429
Payable for investments purchased	143,055
Accrued expenses and other liabilities	58,222
Payable to affiliate	16,419
Unrealized depreciation on OTC swap agreements	10,453
Management fees payable	4,808
Distribution fee payable	921
Affiliated transfer agent fee payable	365

Total Liabilities	586,672

NET ASSETS	$26,929,468

Net assets were comprised of:
Partners Equity	$26,929,468

Net asset value and redemption price per share, $26,929,468 / 2,662,902 outstanding shares of beneficial interest	$10.11

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $18,638, of which $1,758 is reimbursable by an affiliate)	$302,594
Affiliated dividend income	95,799
Income from securities lending, net (including affiliated income of $820)	1,419

399,812

EXPENSES
Management fees	104,028
Distribution fee	33,236
Custodian and accounting fees	53,014
Audit fee	20,232
Trustees’ fees	4,780
Legal fees and expenses	4,619
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,338
Miscellaneous	8,831

Total expenses	234,544
Less: Fee waivers and/or expense reimbursement	(91,252)

Net expenses	143,292

NET INVESTMENT INCOME (LOSS)	256,520

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $79)	477,911
Futures transactions	(111,307)
Swap agreements transactions	(153,889)
Foreign currency transactions	1,717

214,432

Net change in unrealized appreciation (depreciation) on:
Investments	(1,037,460)
Futures	57,009
Swap agreements	(23,904)
Foreign currencies	(307)

(1,004,662)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(790,230)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.	$(533,710)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$256,520	$219,494
Net realized gain (loss) on investment and foreign currency transactions	214,432	77,577
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,004,662)	1,308,512

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(533,710)	1,605,583

FUND SHARE TRANSACTIONS:
Fund share sold [365,109 and 448,023 shares, respectively]	3,757,609	4,493,681
Fund share repurchased [112,724 and 219,325 shares, respectively]	(1,155,407)	(2,162,476)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	2,602,202	2,331,205

CAPITAL CONTRIBUTIONS	894	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,069,386	3,936,788
NET ASSETS:
Beginning of period	24,860,082	20,923,294

End of period	$26,929,468	$24,860,082

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 86.8%
	Shares	Value
UNAFFILIATED EXCHANGE TRADED FUNDS — 42.5%
Goldman Sachs ActiveBeta International Equity ETF**	81,375	$2,390,799
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	54,455	2,981,412
iShares Core MSCI EAFE ETF	70,380	4,459,981
iShares Core MSCI Emerging Markets ETF(a)	97,995	5,145,711
SPDR S&P Bank ETF	3,044	143,555

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $14,002,700)		15,121,458

UNAFFILIATED FUNDS** — 44.3%
Goldman Sachs Absolute Return Tracker Fund (Institutional Shares)	192,525	1,857,863
Goldman Sachs Alternative Premia Fund (Institutional Shares)	202,273	1,810,341
Goldman Sachs Core Fixed Income Fund (Institutional Shares)	117,300	1,197,630
Goldman Sachs Emerging Markets Debt Fund (Institutional Shares)	253,338	2,991,927
Goldman Sachs Emerging Markets Equity Insights Fund (Institutional Shares)	124,452	1,244,518
Goldman Sachs High Yield Fund (Institutional Shares)	255,127	1,612,402
Goldman Sachs International Real Estate Securities Fund (Institutional Shares)	114,149	706,585
Goldman Sachs International Small Cap Insights Fund (Institutional Shares)	21,434	268,784
Goldman Sachs Local Emerging Markets Debt Fund (Institutional Shares)	263,995	1,531,170
Goldman Sachs Managed Futures Strategy Fund (Institutional Shares)*	203,848	2,077,214
Goldman Sachs Real Estate Securities Fund (Institutional Shares)	29,648	475,258

TOTAL UNAFFILIATED FUNDS (cost $16,111,859)		15,773,692

TOTAL LONG-TERM INVESTMENTS (cost $30,114,559)		30,895,150

SHORT-TERM INVESTMENTS — 25.8%
	Shares	Value
AFFILIATED MUTUAL FUNDS — 25.5%
PGIM Core Ultra Short Bond Fund(w)	4,374,459	$4,374,459
PGIM Institutional Money Market Fund (cost $4,708,471; includes $4,703,544 of cash collateral for securities on loan)(b)(w)	4,708,000	4,708,471

TOTAL AFFILIATED MUTUAL FUNDS (cost $9,082,930)		9,082,930

OPTIONS PURCHASED~* — 0.3%
(cost $254,632)		104,131

TOTAL SHORT-TERM INVESTMENTS (cost $9,337,562)		9,187,061

TOTAL INVESTMENTS — 112.6% (cost $39,452,121)		40,082,211
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (12.6)%		(4,469,474)

NET ASSETS — 100.0%		$35,612,737

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

**	Investment is an affiliate of the Subadvisor.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,674,286; cash collateral of $4,703,544 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	09/17/18	$96.50	5	13	$13,063
90 Day Euro Dollar Futures	Call	09/17/18	$97.00	4	10	5,450
90 Day Euro Dollar Futures	Call	09/17/18	$97.38	8	20	3,450
90 Day Euro Dollar Futures	Call	09/17/18	$98.13	4	10	25
90 Day Euro Dollar Futures	Call	12/17/18	$96.50	2	5	4,300
90 Day Euro Dollar Futures	Call	12/17/18	$97.25	4	10	1,475
90 Day Euro Dollar Futures	Call	12/17/18	$98.00	4	10	75
90 Day Euro Dollar Futures	Call	12/17/18	$99.00	159	398	994
90 Day Euro Dollar Futures	Call	03/18/19	$96.50	2	5	3,700
90 Day Euro Dollar Futures	Call	03/18/19	$97.13	12	30	5,775
90 Day Euro Dollar Futures	Call	03/18/19	$97.88	4	10	225
90 Day Euro Dollar Futures	Call	03/18/19	$99.00	113	283	706
90 Day Euro Dollar Futures	Call	06/17/19	$96.88	16	40	15,000
90 Day Euro Dollar Futures	Call	06/17/19	$97.75	4	10	450
90 Day Euro Dollar Futures	Call	06/17/19	$99.00	50	125	313
90 Day Euro Dollar Futures	Call	09/16/19	$96.75	15	38	15,187
90 Day Euro Dollar Futures	Call	09/16/19	$97.75	5	13	375
90 Day Euro Dollar Futures	Call	12/16/19	$96.50	8	20	11,700
90 Day Euro Dollar Futures	Call	03/16/20	$96.00	5	13	12,780
90 Day Euro Dollar Futures	Call	06/15/20	$97.00	6	15	5,213
90 Day Euro Dollar Futures	Call	09/14/20	$97.00	4	10	3,875

Total Options Purchased (cost $254,632)						$104,131

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
28	30 Day Federal Funds	Oct. 2018	$11,421,997	$1,750
29	Euro STOXX 50 Index Dividend	Dec. 2020	422,989	(11,450)
5	Russell 2000 E-Mini Index	Sep. 2018	411,875	(7,663)
58	S&P 500 E-Mini Index	Sep. 2018	7,892,640	(165,500)
12	SGX FTSE China A50 Index	Jul. 2018	138,360	(5,829)
2	TOPIX Index	Sep. 2018	312,604	(7,459)

				(196,151)

Short Positions:
140	90 Day Euro Dollar	Mar. 2020	33,957,000	174,950
9	30 Year Euro Buxl	Sep. 2018	1,867,665	(27,327)
1	Euro STOXX 50 Index	Sep. 2018	39,600	1,016

				148,639

				$(47,512)

Cash and foreign currency of $438,983 has been segregated with Barclays Capital Group to cover requirements for open futures contracts at June 30, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/19/18	Morgan Stanely	AUD	210	$161,144	$155,449	$—	$(5,695)
Expiring 09/19/18	Morgan Stanely	AUD	10	7,625	7,402	—	(223)
Canadian Dollar,
Expiring 09/19/18	Morgan Stanely	CAD	200	155,111	152,347	—	(2,764)
Chilean Peso,
Expiring 09/20/18	Morgan Stanely	CLP	105,000	166,337	160,689	—	(5,648)
Chinese Renminbi,
Expiring 09/19/18	Morgan Stanely	CNH	1,020	157,902	153,264	—	(4,638)
Expiring 09/19/18	Morgan Stanely	CNH	30	4,657	4,507	—	(150)
Euro,
Expiring 09/19/18	Morgan Stanely	EUR	10	11,712	11,752	40	—
Hungarian Forint,
Expiring 09/19/18	Morgan Stanely	HUF	42,000	157,309	149,669	—	(7,640)
Expiring 09/19/18	Morgan Stanely	HUF	2,000	7,462	7,127	—	(335)
Indian Rupee,
Expiring 09/19/18	Morgan Stanely	INR	11,000	161,563	158,970	—	(2,593)
Indonesian Rupiah,
Expiring 09/19/18	Morgan Stanely	IDR	2,250,000	158,462	155,262	—	(3,200)
Japanese Yen,
Expiring 09/19/18	Morgan Stanely	JPY	18,000	164,328	163,535	—	(793)
Norwegian Krone,
Expiring 09/19/18	Morgan Stanely	NOK	2,150	267,128	264,866	—	(2,262)
Expiring 09/19/18	Morgan Stanely	NOK	50	6,232	6,160	—	(72)
Russian Ruble,
Expiring 09/19/18	Morgan Stanely	RUB	10,000	158,758	157,882	—	(876)
Expiring 09/19/18	Morgan Stanely	RUB	250	3,965	3,948	—	(17)
South African Rand,
Expiring 09/19/18	Morgan Stanely	ZAR	2,030	155,175	146,388	—	(8,787)
Swiss Franc,
Expiring 09/19/18	Morgan Stanely	CHF	170	172,547	172,915	368	—
Turkish Lira,
Expiring 09/19/18	Morgan Stanely	TRY	750	159,545	157,570	—	(1,975)

				$2,236,962	$2,189,702	408	(47,668)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/19/18	Morgan Stanely	AUD	710	$544,820	$525,567	$19,253	$—
British Pound,
Expiring 09/19/18	Morgan Stanely	GBP	1,045	1,408,724	1,384,274	24,450	—
Canadian Dollar,
Expiring 09/19/18	Morgan Stanely	CAD	200	154,369	152,348	2,021	—
Chinese Yuan,
Expiring 09/19/18	Morgan Stanely	CNY	10	1,508	1,507	1	—
Danish Krone,
Expiring 09/19/18	Morgan Stanely	DKK	840	134,041	132,538	1,503	—
Euro,
Expiring 09/19/18	Morgan Stanely	EUR	2,130	2,528,841	2,503,163	25,678	—
Expiring 09/19/18	Morgan Stanely	EUR	180	213,705	211,535	2,170	—

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 09/19/18	Morgan Stanely	EUR	10	$11,901	$11,752	$149	$—
Hong Kong Dollar,
Expiring 09/19/18	Morgan Stanely	HKD	2,110	269,336	269,321	15	—
Hungarian Forint,
Expiring 09/19/18	Morgan Stanely	HUF	44,000	157,944	156,796	1,148	—
Israeli Shekel,
Expiring 09/20/18	Morgan Stanely	ILS	80	22,570	21,999	571	—
Japanese Yen,
Expiring 09/19/18	Morgan Stanely	JPY	211,000	1,930,307	1,916,989	13,318	—
Expiring 09/19/18	Morgan Stanely	JPY	18,000	164,671	163,535	1,136	—
New Taiwanese Dollar,
Expiring 09/19/18	Morgan Stanely	TWD	6,300	213,342	207,884	5,458	—
Expiring 09/19/18	Morgan Stanely	TWD	300	10,147	9,900	247	—
New Zealand Dollar,
Expiring 09/19/18	Morgan Stanely	NZD	230	161,923	155,792	6,131	—
Expiring 09/19/18	Morgan Stanely	NZD	20	14,080	13,547	533	—
Norwegian Krone,
Expiring 09/19/18	Morgan Stanely	NOK	450	55,911	55,437	474	—
Expiring 09/19/18	Morgan Stanely	NOK	50	6,168	6,160	8	—
Russian Ruble,
Expiring 09/19/18	Morgan Stanely	RUB	250	3,927	3,947	—	(20)
Singapore Dollar,
Expiring 09/19/18	Morgan Stanely	SGD	140	105,337	102,937	2,400	—
South African Rand,
Expiring 09/19/18	Morgan Stanely	ZAR	2,030	153,992	146,389	7,603	—
South Korean Won,
Expiring 09/19/18	Morgan Stanely	KRW	180,000	161,363	161,974	—	(611)
Expiring 09/19/18	Morgan Stanely	KRW	170,000	159,382	152,975	6,407	—
Expiring 09/19/18	Morgan Stanely	KRW	10,000	9,366	8,998	368	—
Swedish Krona,
Expiring 09/19/18	Morgan Stanely	SEK	1,800	207,875	202,256	5,619	—
Swiss Franc,
Expiring 09/19/18	Morgan Stanely	CHF	580	594,016	589,946	4,070	—
Expiring 09/19/18	Morgan Stanely	CHF	480	491,599	488,231	3,368	—
Expiring 09/19/18	Morgan Stanely	CHF	10	10,291	10,171	120	—

				$9,901,456	$9,767,868	134,219	(631)

						$134,627	$(48,299)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Exchange Traded Funds	$15,121,458	$—	$—
Unaffiliated Funds	15,773,692	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Affiliated Mutual Funds	$9,082,930	$—	$—
Options Purchased	104,131	—	—
Other Financial Instruments*
Futures Contracts	(47,512)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	86,328	—

Total	$40,034,699	$86,328	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Unaffiliated Funds	44.3%
Unaffiliated Exchange Traded Funds	42.5
Affiliated Mutual Funds	25.5
Options Purchased	0.3

112.6
Liabilities in excess of other assets	(12.6)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$1,016	*	Due from/to broker — variation margin futures	$197,901	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	134,627		Unrealized depreciation on OTC forward foreign currency exchange contracts	48,299
Interest rate contracts	Due from/to broker — variation margin futures	176,700	*	Due from/to broker — variation margin futures	27,327	*
Interest rate contracts	Unaffiliated investments	104,131		—	—

Total		$416,474			$273,527

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward Currency Contracts
Equity contracts	$—	$377,470	$—
Foreign exchange contracts	—	—	(28,318)

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward Currency Contracts
Interest rate contracts	$(73,942)	(119,538)	$—

Total	$(73,942)	$257,932	$(28,318)

(1)	Included in net realized gain (loss) on investments transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Forward Currency Contracts
Equity contracts	$—	$(260,480)	$—
Foreign exchange contracts	—	—	146,393
Interest rate contracts	(42,016)	113,670	—

Total	$(42,016)	$(146,810)	$146,393

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Options Purchased(1)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Forward Foreign Currency Exchange Contracts- Purchased(2)	Forward Foreign Currency Exchange Contracts- Sold(2)
$272,287	$36,802,435	$39,635,416	$2,095,054	$8,860,253

(1)	Cost.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$4,674,286	$(4,674,286)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Morgan Stanley	$134,627	$(48,299)	$86,328	$(86,328)	$—

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $4,674,286:
Unaffiliated investments (cost $30,369,191)	$30,999,281
Affiliated investments (cost $9,082,930)	9,082,930
Deposit with broker for futures	438,983
Unrealized appreciation on OTC forward foreign currency exchange contracts	134,627
Due from broker-variation margin futures	7,839
Receivable for portfolio shares sold	1,828
Dividends receivable	1,108
Prepaid expenses	71

Total Assets	40,666,667

LIABILITIES:
Payable to broker for collateral for securities on loan	4,703,544
Cash segregated from counterparty - OTC	250,000
Accrued expenses and other liabilities	48,872
Unrealized depreciation on OTC forward foreign currency exchange contracts	48,299
Distribution fee payable	1,213
Management fees payable	1,197
Affiliated transfer agent fee payable	365
Payable for investments purchased	316
Payable for portfolio shares repurchased	124

Total Liabilities	5,053,930

NET ASSETS	$35,612,737

Net assets were comprised of:
Partners Equity	$35,612,737

Net asset value and redemption price per share, $35,612,737 / 2,891,028 outstanding shares of beneficial interest	$12.32

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income	$366,824
Affiliated dividend income	31,500
Income from securities lending, net (including affiliated income of $5,649)	7,371

405,695

EXPENSES
Management fees	135,473
Distribution fee	43,282
Custodian and accounting fees	37,795
Audit fee	20,232
Trustees’ fees	4,780
Legal fees and expenses	4,692
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,186
Miscellaneous	5,774

Total expenses	257,680
Less: Fee waivers and/or expense reimbursement	(116,088)

Net expenses	141,592

NET INVESTMENT INCOME (LOSS)	264,103

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(315))	951,860
Futures transactions	257,932
Forward currency contracts transactions	(28,318)
Foreign currency transactions	(646)

1,180,828

Net change in unrealized appreciation (depreciation) on:
Investments	(2,194,529)
Futures	(146,810)
Forward currency contracts	146,393
Foreign currencies	(374)

(2,195,320)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(1,014,492)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(750,389)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$264,103	$650,212
Net realized gain (loss) on investment and foreign currency transactions	1,180,828	731,388
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,195,320)	2,958,856

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(750,389)	4,340,456

FUND SHARE TRANSACTIONS:
Fund share sold [348,586 and 485,908 shares, respectively]	4,407,382	5,712,076
Fund share repurchased [57,613 and 152,640 shares, respectively]	(725,279)	(1,784,526)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	3,682,103	3,927,550

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,931,714	8,268,006
NET ASSETS:
Beginning of period	32,681,023	24,413,017

End of period	$35,612,737	$32,681,023

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 103.4%
ASSET-BACKED SECURITIES — 22.5%
Collateralized Loan Obligations — 12.9%
Acis CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 3 Month LIBOR + 0.870%, 144A
3.225%(c)	04/18/24	1,069	$1,069,337
Series 2013-1A, Class B, 3 Month LIBOR + 1.950%, 144A
4.305%(c)	04/18/24	888	888,054
Series 2013-1A, Class C, 3 Month LIBOR + 2.950%, 144A
5.305%(c)	04/18/24	561	561,342
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class AR, 3 Month LIBOR + 1.100%, 144A
3.459%(c)	07/20/26	4,050	4,049,399
Apex Credit CLO LLC (Cayman Islands),
Series 2017-2A, Class A, 3 Month LIBOR + 1.270%, 144A
3.595%(c)	09/20/29	8,150	8,162,799
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A
3.608%(c)	07/16/29	4,000	4,009,819
Atrium (Cayman Islands),
Series 10A, Class AR, 3 Month LIBOR + 0.950%, 144A
3.298%(c)	07/16/25	3,408	3,408,218
Birchwood Park CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 3 Month LIBOR + 1.180%, 144A
3.528%(c)	07/15/26	2,350	2,349,591
Catamaran CLO Ltd. (Cayman Islands),
Series 2013-1A, Class AR, 3 Month LIBOR + 0.850%, 144A
3.216%(c)	01/27/28	3,750	3,743,150
Chicago Fundamental Investment Partners CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A, 3 Month LIBOR + 1.220%, 144A
3.575%(c)	01/18/30	8,000	7,996,983
Cutwater Ltd. (Cayman Islands),
Series 2014-1A, Class A1AR, 3 Month LIBOR + 1.250%, 144A
3.598%(c)	07/15/26	4,000	3,998,478
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 3 Month LIBOR + 1.150%, 144A
3.498%(c)	04/15/25	1,396	1,395,719
Series 2014-1A, Class A1R, 3 Month LIBOR + 1.130%, 144A
3.485%(c)	04/18/26	3,750	3,749,733
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-6RA, Class A1, 3 Month LIBOR + 1.150%, 144A
3.598%(c)	04/25/30	7,900	7,914,986
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 3 Month LIBOR + 0.750%, 144A
3.089%(c)	04/15/29	5,550	5,499,918
Mariner CLO LLC (Cayman Islands),
Series 2017-4A, Class A, 3 Month LIBOR + 1.210%, 144A
3.572%(c)	10/26/29	8,050	8,073,412

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Oaktree CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1AR, 3 Month LIBOR + 1.220%, 144A
3.579%(c)	10/20/26	2,300	$2,300,666
OCP CLO Ltd. (Cayman Islands),
Series 2012-2A, Class A1R, 3 Month LIBOR + 1.400%, 144A
3.729%(c)	11/22/25	2,450	2,453,930
Octagon Investment Partners 24 Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A
3.231%(c)	05/21/27	8,150	8,147,754
OHA Credit Partners Ltd. (Cayman Islands),
Series 2013-8A, Class A, 3 Month LIBOR + 1.120%, 144A
3.479%(c)	04/20/25	4,275	4,274,757
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-5RA, Class A, 3 Month LIBOR + 1.100%, 144A
3.463%(c)	05/07/31	3,000	3,004,117
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-2RA, Class A1, 3 Month LIBOR + 0.950%, 144A
3.298%(c)	04/15/29	3,150	3,148,252
Series 2016-1A, Class A, 3 Month LIBOR + 1.650%, 144A
4.009%(c)	07/20/28	7,650	7,650,000
Series 2016-1A, Class B1, 3 Month LIBOR + 2.400%, 144A
4.759%(c)	07/20/28	1,550	1,553,764
Staniford Street CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 3 Month LIBOR + 1.180%, 144A
3.521%(c)	06/15/25	1,995	1,995,796

			101,399,974

Home Equity Loans — 0.5%
Citigroup Mortgage Loan Trust,
Series 2006-HE2, Class M1, 1 Month LIBOR + 0.290%
2.381%(c)	08/25/36	2,400	2,374,283
Soundview Home Loan Trust,
Series 2007-NS1, Class A3, 1 Month LIBOR + 0.200%
2.291%(c)	01/25/37	1,422	1,393,874

			3,768,157

Residential Mortgage-Backed Securities — 0.8%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2005-R11, Class M2, 1 Month LIBOR + 0.470%
2.561%(c)	01/25/36	2,200	2,180,484
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-WF3, Class M1, 1 Month LIBOR + 0.250%
2.341%(c)	09/25/36	4,600	4,507,302

			6,687,786

Student Loans — 8.3%
Bank of America Student Loan Trust,
Series 2010-1A, Class A, 3 Month LIBOR + 0.800%, 144A
3.160%(c)	02/25/43	627	629,690
ECMC Group Student Loan Trust,
Series 2017-1A, Class A, 1 Month LIBOR + 1.200%, 144A
3.291%(c)	12/27/66	5,342	5,431,795

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
Series 2018-1A, Class A, 1 Month LIBOR + 0.750%, 144A
2.841%(c)	02/27/68	7,613	$7,622,442
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2, 1 Month LIBOR + 0.800%, 144A
2.891%(c)	04/26/32	5,850	5,877,525
Higher Education Funding,
Series 2014-1, Class A, 3 Month LIBOR + 1.050%, 144A
3.380%(c)	05/25/34	2,909	2,924,651
Montana Higher Education Student Assistance Corp.,
Series 2012-1, Class A3, 1 Month LIBOR + 1.050%
2.998%(c)	07/20/43	2,150	2,160,657
Navient Student Loan Trust,
Series 2017-2A, Class A, 1 Month LIBOR + 1.050%, 144A
3.141%(c)	12/27/66	5,902	5,991,971
Series 2017-5A, Class A, 1 Month LIBOR + 0.800%, 144A
2.891%(c)	07/26/66	7,061	7,126,536
Nelnet Student Loan Trust,
Series 2006-1, Class A6, 3 Month LIBOR + 0.450%, 144A
2.780%(c)	08/23/36	3,700	3,619,822
Series 2006-2, Class A7, 3 Month LIBOR + 0.580%, 144A
2.940%(c)	01/25/37	4,150	4,065,175
New Hampshire Higher Education Loan Corp.,
Series 2011-1, Class A3, 3 Month LIBOR + 0.850%
3.210%(c)	10/25/37	2,500	2,517,500
North Carolina State Education Assistance Authority,
Series 2010-1, Class A1, 3 Month LIBOR + 0.900%
3.260%(c)	07/25/41	1,348	1,353,044
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.150%, 144A
3.241%(c)	09/25/65	3,145	3,193,186
Scholar Funding Trust,
Series 2010-A, Class A, 3 Month LIBOR + 0.750%, 144A
3.109%(c)	10/28/41	960	956,303
SLM Student Loan Trust,
Series 2003-1, Class A5A, 3 Month LIBOR + 0.110%, 144A
2.451%(c)	12/15/32	2,371	2,277,510
Series 2004-8A, Class A6, 3 Month LIBOR + 0.630%, 144A
2.990%(c)	01/25/40	1,850	1,860,310
Series 2007-2, Class A4, 3 Month LIBOR + 0.060%
2.420%(c)	07/25/22	3,150	3,079,600
Series 2008-2, Class A3, 3 Month LIBOR + 0.750%
3.110%(c)	04/25/23	172	171,776
Series 2008-4, Class A4, 3 Month LIBOR + 1.650%
4.010%(c)	07/25/22	978	998,481
Series 2008-5, Class A4, 3 Month LIBOR + 1.700%
4.060%(c)	07/25/23	3,368	3,456,518

			65,314,492

TOTAL ASSET-BACKED SECURITIES (cost $174,174,379)			177,170,409

CORPORATE BONDS — 26.2%
Belgium — 0.6%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
3.300%	02/01/23	600	594,983
3.650%	02/01/26	3,000	2,936,831

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Belgium (continued)
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.600%	04/15/48		750	$738,941
KBC Group NV,
Jr. Sub. Notes
5.625%	03/29/49	EUR	500	593,785

				4,864,540

Canada — 0.3%
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
3.100%	04/13/21		2,300	2,290,813

China — 0.2%
China Evergrande Group,
Sr. Sec’d. Notes
8.750%	06/28/25		350	306,910
CNAC HK Finbridge Co. Ltd.,
Gtd. Notes
4.125%	07/19/27		200	184,623
Huarong Finance II Co. Ltd.,
Gtd. Notes, EMTN
5.000%	11/19/25		200	198,744
5.500%	01/16/25		400	409,782
Kaisa Group Holdings Ltd.,
Sr. Sec’d. Notes
8.500%	06/30/22		400	322,882
9.375%	06/30/24		200	153,419

				1,576,360

France — 1.8%
AXA SA,
Jr. Sub. Notes
6.463%	12/14/49		2,900	2,834,750
BNP Paribas SA,
Sr. Unsec’d. Notes
3.375%	01/09/25		1,350	1,275,322
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25		1,400	1,322,556
Sub. Notes, MTN, 144A
4.375%	09/28/25		250	243,995
4.375%	05/12/26		750	727,641
Credit Agricole SA,
Sr. Unsec’d. Notes, MTN, 144A
3.375%	01/10/22		1,000	979,051
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, EMTN
1.125%	06/15/22	GBP	2,600	3,394,487
Gov’t. Liquid Gtd. Notes, MTN, 144A
1.875%	03/28/19		3,700	3,678,327

				14,456,129

Germany — 8.7%
Bayer AG,
Jr. Sub. Notes, EMTN
3.000%	07/01/75	EUR	1,650	1,980,825

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Germany (continued)
Bayer US Finance II LLC,
Gtd. Notes, 144A
3.875%	12/15/23		800	$800,034
4.250%	12/15/25		1,250	1,256,689
4.375%	12/15/28		700	701,331
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.700%	07/13/20		3,300	3,209,413
Sr. Unsec’d. Notes, GMTN
2.850%	05/10/19		150	148,683
Sr. Unsec’d. Notes, MTN
3.125%	01/13/21		100	96,700
innogy Finance BV,
Gtd. Notes, EMTN
6.250%	06/03/30	GBP	900	1,559,717
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
— %(p)	12/15/22	EUR	22,900	26,867,914
3.500%	07/04/21	EUR	7,800	10,163,947
Gov’t. Gtd. Notes, EMTN
— %(p)	05/25/21	EUR	18,400	21,706,289

				68,491,542

India — 0.1%
ABJA Investment Co. Pte Ltd.,
Sr. Unsec’d. Notes
5.450%	01/24/28		250	211,565
Reliance Industries Ltd.,
Sr. Unsec’d. Notes
4.125%	01/28/25		250	243,294
Sr. Unsec’d. Notes, 144A
3.667%	11/30/27		490	450,035

				904,894

Ireland — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	05/26/22		2,050	2,005,199
3.750%	05/15/19		2,050	2,062,221
4.625%	07/01/22		1,900	1,937,523

				6,004,943

Italy — 0.2%
Telecom Italia Finance SA,
Gtd. Notes, EMTN
7.750%	01/24/33	EUR	1,100	1,765,143

Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/21		604	597,480

Mexico — 0.2%
Petroleos Mexicanos,
Gtd. Notes, EMTN
5.125%	03/15/23	EUR	610	780,389
Trust F/1401,
Sr. Unsec’d. Notes
5.250%	12/15/24		400	394,000

				1,174,389

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Netherlands — 0.4%
ING Bank NV,
Sub. Notes, 144A
5.800%	09/25/23		1,100	$1,165,595
Sub. Notes, EMTN
4.125%	11/21/23		350	350,840
NN Group NV,
Sub. Notes
4.625%	04/08/44	EUR	1,200	1,504,928

				3,021,363

Russia — 0.0%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes, MTN
7.288%	08/16/37		180	202,803

Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA,
Jr. Sub. Notes
7.000%	12/29/49	EUR	200	238,817
Banco Santander SA,
Jr. Sub. Notes
6.250%	03/12/49	EUR	900	1,068,100
Sr. Unsec’d. Notes
4.379%	04/12/28		600	573,676

				1,880,593

Supranational Bank — 0.6%
European Investment Bank,
Sr. Unsec’d. Notes, MTN
0.875%	01/14/28	EUR	3,900	4,631,131

Switzerland — 1.2%
Cloverie PLC for Zurich Insurance Co. Ltd.,
Sub. Notes, EMTN
5.625%	06/24/46		500	502,927
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A
3.869%	01/12/29		1,950	1,833,640
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.750%	03/26/25		672	646,309
4.550%	04/17/26		1,370	1,369,893
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23		750	748,358
4.625%	04/29/24		950	955,144
Syngenta Finance NV,
Gtd. Notes, 144A
4.441%	04/24/23		800	795,521
4.892%	04/24/25		700	686,334
5.182%	04/24/28		250	241,457
UBS Group Funding Switzerland AG,
Gtd. Notes, 144A
4.125%	09/24/25		1,500	1,489,518

				9,269,101

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United Kingdom — 1.5%
Aviva PLC,
Jr. Sub. Notes
5.902%	07/27/20	GBP	200	$275,168
6.125%	09/29/22	GBP	300	431,179
Sub. Notes
6.125%	11/14/36	GBP	300	440,884
Sub. Notes, EMTN
5.125%	06/04/50	GBP	100	133,864
6.125%	07/05/43	EUR	300	413,633
Barclays Bank PLC,
Sub. Notes
10.179%	06/12/21		750	865,379
Sub. Notes, EMTN
10.000%	05/21/21	GBP	650	1,028,231
Barclays PLC,
Sr. Unsec’d. Notes
3.684%	01/10/23		500	486,230
BAT International Finance PLC,
Gtd. Notes, 144A
3.950%	06/15/25		250	244,301
BP Capital Markets PLC,
Gtd. Notes
3.017%	01/16/27		150	141,979
3.814%	02/10/24		200	202,042
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22		400	402,492
5.850%	08/15/45		700	764,186
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
3.498%	05/15/23		1,300	1,259,320
3.875%	09/12/23		250	242,855
4.519%	06/25/24		1,050	1,050,753
4.892%	05/18/29		2,450	2,439,095
Vodafone Group PLC,
Sr. Unsec’d. Notes
3.750%	01/16/24		1,250	1,239,318

				12,060,909

United States — 9.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.450%	05/14/46		750	717,190
Allergan Funding SCS,
Gtd. Notes
3.000%	03/12/20		250	248,815
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.875%	08/22/37		2,700	2,635,505
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24		50	48,045
6.450%	09/15/36		750	866,742

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (continued)
AT&T, Inc.,
Sr. Unsec’d. Notes
2.800%	02/17/21			1,800	$1,771,340
3.000%	06/30/22			250	242,699
3.200%	03/01/22	(a)		1,300	1,275,703
4.750%	05/15/46			150	133,992
5.450%	03/01/47			100	98,159
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26			1,900	1,837,810
Sr. Unsec’d. Notes, MTN
3.499%	05/17/22			1,000	999,657
3.875%	08/01/25			2,050	2,039,738
Sub. Notes
6.110%	01/29/37			275	315,891
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22			1,550	1,499,212
3.363%	06/06/24			1,600	1,536,935
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22			450	437,697
3.625%	01/15/24			450	435,604
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20			400	399,492
4.500%	02/01/24			1,400	1,398,622
4.908%	07/23/25			1,100	1,110,873
5.375%	04/01/38			1,450	1,369,739
Chubb INA Holdings, Inc.,
Gtd. Notes
2.500%	03/15/38		EUR	1,750	2,056,609
Citigroup Global Markets Holdings Inc.,
Gtd. Notes, EMTN, 144A
17.280%(s)	01/17/19		EGP	66,300	3,355,432
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, MTN, 144A
16.909%(s)	11/01/18		EGP	13,000	683,491
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.200%	10/21/26			1,400	1,301,901
Comcast Corp.,
Gtd. Notes
6.400%	03/01/40			250	295,495
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28			1,050	1,035,730
4.780%	03/25/38			1,050	1,032,750
5.050%	03/25/48			300	305,309
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22			150	147,453
4.750%	05/15/42			600	585,758
5.000%	06/15/45			300	305,185
5.600%	07/15/41			50	53,934

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (continued)
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25			1,000	$977,303
4.200%	05/15/28			1,150	1,110,060
Enterprise Products Operating LLC,
Gtd. Notes
2.850%	04/15/21			700	691,295
3.750%	02/15/25			300	297,073
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	(a)		1,000	949,771
3.950%	06/15/25			1,000	993,974
General Dynamics Corp.,
Gtd. Notes
2.875%	05/11/20			950	948,968
3.000%	05/11/21			950	946,948
3.375%	05/15/23	(a)		400	400,808
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.150%	03/01/47			800	764,702
HCP, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/23			700	704,150
5.375%	02/01/21			94	97,716
Huntington National Bank (The),
Sr. Unsec’d. Notes
3.250%	05/14/21	(a)		2,050	2,045,186
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.300%	04/01/26			1,050	1,004,634
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes, EMTN, 144A
20.338%(s)	07/26/18		EGP	17,400	961,104
Unsec’d. Notes, EMTN, 144A
15.899%(s)	02/07/19		EGP	19,100	956,900
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24	(a)		250	250,527
4.300%	05/01/24			50	49,945
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	06/01/25	(a)		1,050	1,047,397
Gtd. Notes, 144A
5.000%	02/15/21			200	206,848
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20			200	198,568
MetLife, Inc.,
Sr. Unsec’d. Notes
3.600%	04/10/24			110	109,096
4.368%	09/15/23			500	518,094
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.375%	03/31/21		EUR	150	185,206
3.700%	10/23/24			1,750	1,727,681
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26			900	837,203
4.300%	01/27/45			200	189,233
5.625%	09/23/19			400	412,182

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		650	$600,371
4.700%	04/15/48		550	509,963
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25		2,100	1,993,663
Oracle Corp.,
Sr. Unsec’d. Notes
2.650%	07/15/26		1,850	1,706,130
3.250%	11/15/27		650	621,514
3.800%	11/15/37		800	756,728
4.000%	11/15/47	(a)	800	753,017
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/26	(a)	1,550	1,517,250
4.700%	06/15/44		650	571,097
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25		1,200	1,276,400
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28		650	609,812
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	06/01/27	(a)	2,550	2,409,163
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20		2,050	2,121,750
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24		250	245,973
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.862%	08/21/46	(a)	500	477,786
5.012%	04/15/49		750	730,388
Sr. Unsec’d. Notes, 144A
4.329%	09/21/28		2,953	2,927,022

				71,989,106

Venezuela — 0.2%
Petroleos de Venezuela SA,
Gtd. Notes(d)
5.375%	04/12/27		1,800	414,000
6.000%	10/28/22		6,730	1,211,400

				1,625,400

TOTAL CORPORATE BONDS (cost $210,380,382)				206,806,639

MUNICIPAL BONDS — 0.5%
Puerto Rico
Commonwealth of Puerto Rico (Puerto Rico),
General Obligation Unlimited,(d)
6.000%	07/01/39		1,120	476,000
6.000%	07/01/39		100	42,500
8.000%	07/01/35		1,060	429,300

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. (Puerto Rico),
Revenue Bonds,(d)
5.250%	08/01/40	160	$137,600
6.500%	08/01/44	2,605	1,165,738
6.750%	08/01/32	245	109,638
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico),
Revenue Bonds,(d)
4.750%	08/01/39	130	111,800
4.850%	08/01/36	30	25,238
5.000%	08/01/21	35	30,100
5.000%	08/01/40	150	129,000
5.000%	08/01/46	70	60,200
5.750%	08/01/57	45	38,700
6.000%	08/01/31	300	257,625
6.000%	08/01/32	65	55,819
6.000%	08/01/38	190	163,163
6.050%	08/01/37	75	64,406
6.050%	08/01/39	30	25,763
6.130%	08/01/28	25	21,469
6.130%	08/01/29	15	12,881
6.130%	08/01/30	85	72,994
6.130%	08/01/37	80	68,700
6.130%	08/01/38	145	124,519

TOTAL MUNICIPAL BONDS (cost $3,475,100)			3,623,153

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.0%
Citigroup Mortgage Loan Trust,
Series 2007-AR5, Class 1A2A
3.744%(cc)	04/25/37	1,155	1,075,195
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A, 1 Month LIBOR + 0.200%
2.285%(c)	10/19/36	2,591	2,352,984
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M2, 1 Month LIBOR + 4.250%
6.341%(c)	01/25/29	470	531,851
Fannie Mae REMICS,
Series 2013-121, Class SA, IO, 1 Month LIBOR x (1) + 6.100%
4.009%(c)	12/25/43	4,907	629,722
Series 2014-73, Class SA, IO, 1 Month LIBOR x (1) + 6.150%
4.059%(c)	11/25/44	12,586	1,936,097
Series 2015-28, Class PS, IO, 1 Month LIBOR x (1) + 5.600%
3.509%(c)	08/25/44	2,146	296,498
Series 2016-69, Class BS, IO, 1 Month LIBOR x (1) + 6.100%
4.009%(c)	10/25/46	7,858	985,552
Freddie Mac REMICS,
Series 3933, Class SK, IO, 1 Month LIBOR x (1) + 5.950%
3.877%(c)	10/15/41	7,719	994,556
Series 4059, Class SP, IO, 1 Month LIBOR x (1) + 6.550%
4.477%(c)	06/15/42	1,728	288,838
Series 4248, Class S, IO, 1 Month LIBOR x (1) + 6.000%
3.927%(c)	09/15/43	731	107,458
Series 4286, Class SN, IO, 1 Month LIBOR x (1) + 6.000%

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
3.927%(c)	12/15/43		14,874	$2,253,480
Series 4320, Class SD, IO, 1 Month LIBOR x (1) + 6.100%
4.027%(c)	07/15/39		1,342	171,014
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DN1, Class M3, 1 Month LIBOR + 4.150%
6.241%(c)	01/25/25		284	305,333
Series 2015-HQA2, Class M3, 1 Month LIBOR + 4.800%
6.891%(c)	05/25/28		1,770	2,071,864
Series 2016-DNA3, Class M3, 1 Month LIBOR + 5.000%
7.091%(c)	12/25/28		650	762,220
Series 2016-DNA4, Class M3, 1 Month LIBOR + 3.800%
5.891%(c)	03/25/29		400	445,247
Government National Mortgage Assoc.,
Series 2013-113, Class SD, IO, 1 Month LIBOR x (1) + 6.700%
4.615%(c)	08/16/43		174	27,416
Series 2013-124, Class CS, IO, 1 Month LIBOR x (1) + 6.050%
3.966%(c)	08/20/43		2,786	414,037
Series 2014-117, Class SJ, IO, 1 Month LIBOR x (1) + 5.600%
3.516%(c)	08/20/44		8,022	1,052,719
Series 2014-158, Class SA, IO, 1 Month LIBOR x (1) + 5.600%
3.515%(c)	10/16/44		3,896	479,159
Series 2015-126, Class IM, IO
4.000%	09/20/45		1,200	206,091
Series 2015-126, Class IQ, IO
4.000%	09/20/45		1,200	206,091
Series 2016-109, Class IH, IO
4.000%	10/20/45		1,951	332,740
GreenPoint MTA Trust,
Series 2005-AR1, Class A2, 1 Month LIBOR + 0.440%
2.531%(c)	06/25/45		1,650	1,570,613
Harben Finance PLC (United Kingdom),
Series 2017-1X, Class A, 3 Month GBP LIBOR + 0.800%
1.423%(c)	08/20/56	GBP	493	652,742
Impac Secured Assets Trust,
Series 2007-1, Class A2, 1 Month LIBOR + 0.160%
2.251%(c)	03/25/37		366	333,939
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR8, Class A3A, 1 Month LIBOR + 0.230%
2.321%(c)	07/25/46		1,995	1,876,386
London Wall Mortgage Capital PLC (United Kingdom),
Series 2017-FL1, Class A, 3 Month GBP LIBOR + 0.850%
1.490%(c)	11/15/49	GBP	1,307	1,725,772
Precise Mortgage Funding PLC (United Kingdom),
Series 2017-1B, Class A, 3 Month GBP LIBOR + 0.750%
1.379%(c)	03/12/54	GBP	2,817	3,717,862
Ripon Mortgages PLC (United Kingdom),
Series 1X, Class A1, 3 Month GBP LIBOR + 0.800%
1.423%(c)	08/20/56	GBP	428	566,856
Series 1X, Class A2, 3 Month GBP LIBOR + 0.800%
1.423%(c)	08/20/56	GBP	5,040	6,672,292
Station Place Securitization Trust,
Series 2015-2, Class A, 1 Month LIBOR + 0.550%, 144A^
2.607%(c)	07/15/19		1,350	1,350,000

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments Trust,
Series 2006-AR1, Class 2A1, 1 Month LIBOR + 0.230%
2.321%(c)	02/25/36		315	$299,731
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2017-A11X, Class A1, 3 Month GBP LIBOR + 0.850%
1.473%(c)	05/20/45	GBP	5,652	7,478,801
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.395%(c)	09/25/46		1,008	1,005,188
Series 2006-AR9, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%
2.558%(c)	08/25/46		2,384	2,231,796

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $49,066,697)				47,408,140

SOVEREIGN BONDS — 31.9%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.260%(cc)	12/31/38	EUR	60	40,990
2.500%	12/31/38		480	272,160
3.375%	01/15/23	EUR	610	644,685
5.250%	01/15/28	EUR	530	529,189
5.875%	01/11/28		350	284,375
6.250%	11/09/47	EUR	110	99,586
6.875%	01/11/48		1,850	1,384,744
7.125%	06/28/2117		90	68,535
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
1.750%	11/21/20	AUD	1,415	1,040,193
3.250%	04/21/25	AUD	10,085	7,821,163
Canadian Government Bond (Canada),
Bonds
2.750%	12/01/48	CAD	2,070	1,764,298
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	4,255	1,155,388
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
9.625%	06/02/27		390	362,193
Sr. Unsec’d. Notes, 144A
7.875%	01/23/28		550	460,735
8.875%	10/23/27		320	282,784
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
1.375%	05/31/47	EUR	1,100	1,227,675
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
3.375%	04/15/20	EUR	2,060	2,577,825
French Republic Government Bond OAT (France),
Bonds
2.750%	10/25/27	EUR	7,000	9,856,666
4.500%	04/25/41	EUR	2,400	4,573,820
Bonds, 144A
1.750%	05/25/66	EUR	770	906,298

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN
5.875%	01/15/24		200	$214,159
Sr. Unsec’d. Notes, MTN, 144A
4.750%	01/08/26		1,800	1,824,271
Inflation Linked Korea Treasury Bond (South Korea),
Sr. Unsec’d. Notes
1.000%	06/10/26	KRW	12,580,620	10,764,540
Ireland Government Bond (Ireland),
Unsec’d. Notes
0.900%	05/15/28	EUR	1,370	1,612,527
Israel Government Bond (Israel),
Bonds
1.750%	08/31/25	ILS	2,680	733,671
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
0.300%	10/15/18	EUR	1,980	2,313,796
1.450%	11/15/24	EUR	6,840	7,645,805
1.500%	08/01/19	EUR	4,470	5,284,237
Bonds, 144A
2.800%	03/01/67	EUR	2,290	2,314,576
2.950%	09/01/38	EUR	930	1,047,826
Japan Government Five Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	06/20/20	JPY	285,750	2,592,230
0.100%	12/20/20	JPY	3,094,800	28,105,474
0.100%	09/20/21	JPY	756,000	6,876,141
0.100%	03/20/23	JPY	177,200	1,616,239
Japan Government Forty Year Bond (Japan),
Sr. Unsec’d. Notes
1.400%	03/20/55	JPY	161,400	1,725,390
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	09/20/27	JPY	127,050	1,157,157
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
0.800%	03/20/48	JPY	159,350	1,470,916
1.400%	09/20/45	JPY	1,172,900	12,502,352
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
0.600%	09/20/37	JPY	198,100	1,829,502
1.200%	03/20/35	JPY	2,073,350	21,282,386
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes
0.100%	03/10/25	JPY	822,400	7,843,199
0.100%	03/10/26	JPY	1,074,900	10,299,583
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes
3.750%	06/22/45	EUR	1,140	1,985,997
Sr. Unsec’d. Notes, 144A
0.800%	06/22/27	EUR	1,500	1,788,067
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	6,226	303,505
6.500%	06/09/22	MXN	13,521	653,063
8.000%	11/07/47	MXN	66	3,419
10.000%	12/05/24	MXN	31,978	1,808,123
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	93	4,746
8.000%	12/07/23	MXN	2,224	113,577

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
4.650%	12/18/18	CAD	1,300	$1,002,512
Unsec’d. Notes
2.850%	06/18/25	CAD	3,800	2,937,185
Province of Ontario (Canada),
Notes
2.600%	06/02/25	CAD	6,650	5,028,334
4.650%	06/02/41	CAD	2,700	2,604,006
Unsec’d. Notes
2.850%	06/02/23	CAD	4,420	3,412,560
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
2.100%	09/20/2117	EUR	840	1,103,694
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.875%	06/22/30		1,420	1,407,771
South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41	ZAR	1,150	59,792
7.000%	02/28/31	ZAR	9,700	586,644
8.250%	03/31/32	ZAR	2,175	144,363
8.750%	01/31/44	ZAR	1,110	73,937
8.875%	02/28/35	ZAR	14,090	971,154
Spain Government Bond (Spain),
Bonds
0.050%	01/31/21	EUR	2,990	3,502,055
Bonds, 144A
3.800%	04/30/24	EUR	1,020	1,408,856
5.400%	01/31/23	EUR	3,470	4,997,422
Sr. Unsec’d. Notes, 144A
1.450%	10/31/27	EUR	1,780	2,113,234
3.450%	07/30/66	EUR	1,100	1,507,639
Unsec’d. Notes, 144A
1.500%	04/30/27	EUR	3,410	4,082,952
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.850%	11/03/25		200	193,508
Swiss Confederation Government Bond (Switzerland),
Bonds
2.250%	07/06/20	CHF	900	964,617
4.000%	04/08/28	CHF	300	423,690
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
1.875%	06/17/22	THB	115,260	3,462,984
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.125%	02/17/28		5,170	4,551,048
United Kingdom Gilt (United Kingdom),
Bonds
1.500%	01/22/21	GBP	12,130	16,317,165
3.500%	07/22/68	GBP	1,720	3,774,339
4.250%	12/07/46	GBP	990	2,036,150
4.500%	09/07/34	GBP	5,570	10,331,978
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes(d)
6.000%	12/09/20		170	44,625

TOTAL SOVEREIGN BONDS (cost $249,931,289)				252,113,990

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.1%
Federal Home Loan Bank
2.625%	09/12/25	3,700	$3,593,984
Federal Home Loan Mortgage Corp.
4.000%	06/01/40	17	17,684
4.000%	02/01/41	110	112,640
4.000%	02/01/41	63	64,630
4.000%	11/01/41	12	12,082
Federal National Mortgage Assoc.
3.500%	TBA	1,000	995,296
4.000%	TBA	24,000	24,468,043
4.500%	TBA	24,000	24,990,208
4.500%	06/01/45	895	937,132
4.500%	07/01/47	978	1,020,097
4.500%	04/01/48	2,000	2,087,935
4.500%	05/01/48	1,000	1,043,892
4.500%	06/01/48	1,000	1,044,126
5.000%	TBA	9,000	9,533,798
5.000%	02/01/38	18	18,829
5.000%	02/01/38	14	15,373
Government National Mortgage Assoc.
4.000%	TBA	19,000	19,445,313
4.000%	10/20/43	5,525	5,722,911
4.000%	05/20/45	64	66,365
4.000%	07/20/45	4,476	4,623,319
4.000%	08/20/45	2,396	2,474,690
4.000%	09/20/45	412	425,550
4.000%	10/20/45	2,097	2,166,192
4.000%	02/20/46	601	620,820
4.500%	TBA	21,000	21,827,056

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $127,636,152)			127,327,965

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Strips Coupon
(cost $1,454,284)
2.341%(s)	11/15/36	2,230	1,288,813

TOTAL LONG-TERM INVESTMENTS (cost $816,118,283)			815,739,109

		Shares
SHORT-TERM INVESTMENTS —10.4%
AFFILIATED MUTUAL FUNDS — 5.6%
PGIM Core Ultra Short Bond Fund(w)		36,907,148	36,907,148
PGIM Institutional Money Market Fund (cost $7,517,309; includes $7,505,149 of cash collateral for securities on loan)(b)(w)		7,516,558	7,517,309

TOTAL AFFILIATED MUTUAL FUNDS (cost $44,424,457)			44,424,457

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER(n) — 4.8%
AT&T, Inc.
2.694%	10/05/18	1,980	$1,965,824
2.695%	10/09/18	1,700	1,687,332
Duke Energy Corp., 144A
2.379%	08/27/18	3,940	3,924,199
Eastman Chemical Co.
2.254%	07/06/18	1,750	1,749,234
Hewlett Packard Enterprise Co.
2.342%	07/11/18	1,967	1,965,726
2.352%	07/10/18	1,964	1,962,836
HP, Inc.
2.404%	07/23/18	2,000	1,997,368
Kraft Heinz Co. (The), 144A
2.619%	10/02/18	3,550	3,525,971
Marriott International, 144A
2.459%	08/22/18	6,000	5,978,112
Nutrien Ltd.
2.359%	07/16/18	787	786,069
2.379%	07/18/18	1,179	1,177,438
2.487%	07/26/18	300	299,430
Schlumberger Holdings Corp., 144A
2.536%	08/22/18	787	784,247
Sempra Global
2.512%	07/31/18	786	784,353
Southern Co. (The)
2.561%	08/30/18	1,574	1,567,340
Suncor Energy, Inc. (Canada)
2.668%	07/27/18	2,500	2,495,446
Volkswagon Credit, Inc.
2.556%	08/13/18	2,593	2,585,205
Volkswagon Credit, Inc., 144A
2.637%	09/20/18	2,800	2,783,687

TOTAL COMMERCIAL PAPER (cost $38,024,200)			38,019,817

TOTAL SHORT-TERM INVESTMENTS (cost $82,448,657)			$82,444,274

Value
TOTAL INVESTMENTS — 113.8% (cost $898,566,940)	$898,183,383
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (13.8)%	(108,934,355)

NET ASSETS — 100.0%	$789,249,028

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,350,000 and 0.2% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,349,679; cash collateral of $7,505,149 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2018.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and market value for forward commitment contract held at reporting period end:

FORWARD COMMITMENT CONTRACT

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Government National Mortgage Assoc. (proceeds receivable $32,726,094)	4.000%	TBA	07/19/18	$(32,000)	$(32,797,501)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
15	2 Year U.S. Treasury Notes	Sep. 2018	$3,177,422	$(3,516)
435	3 Year Australian Treasury Bonds	Sep. 2018	96,963,453	81,245
36	10 Year Canadian Government Bonds	Sep. 2018	3,743,628	79,730
169	10 Year Euro-Bund	Sep. 2018	32,080,613	235,942
28	10 Year Japanese Bonds	Sep. 2018	38,147,676	55,638

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (continued):
12	10 Year U.K. Gilt	Sep. 2018	$1,948,899	$28,981
136	10 Year U.S. Treasury Notes	Sep. 2018	16,345,500	10,039
53	10 Year U.S. Ultra Treasury Notes	Sep. 2018	6,796,422	27,328
68	20 Year U.S. Treasury Bonds	Sep. 2018	9,860,000	65,625
3	30 Year Euro Buxl	Sep. 2018	622,555	10,627
131	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	20,902,688	270,685
57	Euro-BTP Italian Government Bond	Sep. 2018	8,469,690	(64,719)
59	Short Euro-BTP	Sep. 2018	7,625,194	12,448

				810,053

Short Positions:
115	90 Day Euro Dollar	Jun. 2019	27,929,187	245,813
663	90 Day Euro Dollar	Dec. 2020	160,810,650	43,528
304	90 Day Euro Euribor	Dec. 2019	88,868,284	(22,130)
423	5 Year U.S. Treasury Notes	Sep. 2018	48,060,070	(37,375)
59	Euro-OAT	Sep. 2018	10,647,850	(47,460)

				182,376

				$992,429

Cash and foreign currency of $1,776,464 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/03/18	Morgan Stanley	ARS	90,847	$4,294,360	$3,126,660	$—	$(1,167,700)
Expiring 07/05/18	Morgan Stanley	ARS	21,762	849,420	747,301	—	(102,119)
Expiring 07/05/18	Morgan Stanley	ARS	12,012	568,248	412,492	—	(155,756)
Expiring 07/10/18	Morgan Stanley	ARS	21,873	849,421	746,904	—	(102,517)
Expiring 07/12/18	Morgan Stanley	ARS	32,500	1,533,033	1,107,348	—	(425,685)
Expiring 07/19/18	Morgan Stanley	ARS	28,336	1,332,036	957,990	—	(374,046)
Expiring 07/31/18	Morgan Stanley	ARS	90,847	3,227,827	3,031,912	—	(195,915)
Expiring 08/10/18	Morgan Stanley	ARS	57,613	2,001,149	1,904,124	—	(97,025)
Expiring 08/10/18	Morgan Stanley	ARS	14,769	591,487	488,133	—	(103,354)
Expiring 08/15/18	Morgan Stanley	ARS	35,055	1,301,690	1,152,970	—	(148,720)
Expiring 08/15/18	Morgan Stanley	ARS	16,944	689,623	557,303	—	(132,320)
Expiring 08/17/18	Morgan Stanley	ARS	61,772	2,321,805	2,027,803	—	(294,002)
Australian Dollar,
Expiring 09/19/18	Morgan Stanley	AUD	15,248	11,371,629	11,287,381	—	(84,248)
Expiring 09/19/18	Morgan Stanley	AUD	4,672	3,464,127	3,458,100	—	(6,027)
Expiring 09/19/18	Morgan Stanley	AUD	2,429	1,804,584	1,797,906	—	(6,678)
Expiring 09/19/18	Morgan Stanley	AUD	1,215	897,748	899,632	1,884	—
Expiring 09/19/18	Morgan Stanley	AUD	1,210	898,491	895,629	—	(2,862)
Expiring 09/19/18	Morgan Stanley	AUD	1,210	898,269	895,341	—	(2,928)
Expiring 09/19/18	Morgan Stanley	AUD	1,191	889,110	881,465	—	(7,645)
Expiring 09/19/18	Morgan Stanley	AUD	1,179	897,637	872,880	—	(24,757)
Brazilian Real,
Expiring 07/03/18	Morgan Stanley	BRL	6,784	1,794,897	1,749,451	—	(45,446)
Expiring 07/03/18	Morgan Stanley	BRL	6,753	1,791,141	1,741,462	—	(49,679)
Expiring 07/03/18	Morgan Stanley	BRL	4,152	1,080,692	1,070,628	—	(10,064)
Expiring 07/03/18	Morgan Stanley	BRL	3,738	1,003,868	964,067	—	(39,801)

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Brazilian Real (continued),
Expiring 07/03/18	Morgan Stanley	BRL	3,475	$903,954	$896,179	$—	$(7,775)
Expiring 07/03/18	Morgan Stanley	BRL	3,452	903,954	890,317	—	(13,637)
Expiring 07/03/18	Morgan Stanley	BRL	3,427	909,017	883,758	—	(25,259)
Expiring 07/03/18	Morgan Stanley	BRL	3,410	905,142	879,499	—	(25,643)
Expiring 07/03/18	Morgan Stanley	BRL	3,394	905,134	875,253	—	(29,881)
Expiring 07/03/18	Morgan Stanley	BRL	3,392	898,072	874,637	—	(23,435)
Expiring 07/03/18	Morgan Stanley	BRL	3,380	905,116	871,636	—	(33,480)
Expiring 07/03/18	Morgan Stanley	BRL	3,354	895,818	864,882	—	(30,936)
Expiring 07/03/18	Morgan Stanley	BRL	2,966	779,469	764,925	—	(14,544)
Expiring 07/03/18	Morgan Stanley	BRL	2,818	720,282	726,765	6,483	—
Expiring 07/03/18	Morgan Stanley	BRL	2,392	634,774	616,824	—	(17,950)
Expiring 08/02/18	Morgan Stanley	BRL	3,060	789,531	786,411	—	(3,120)
British Pound,
Expiring 08/14/18	Morgan Stanley	GBP	614	810,640	812,331	1,691	—
Expiring 08/14/18	Morgan Stanley	GBP	222	298,151	293,177	—	(4,974)
Expiring 09/19/18	Morgan Stanley	GBP	15,632	20,841,456	20,707,115	—	(134,341)
Expiring 09/19/18	Morgan Stanley	GBP	1,941	2,608,496	2,571,328	—	(37,168)
Expiring 09/19/18	Morgan Stanley	GBP	671	898,375	889,402	—	(8,973)
Expiring 09/19/18	Morgan Stanley	GBP	320	428,266	423,877	—	(4,389)
Canadian Dollar,
Expiring 08/17/18	Morgan Stanley	CAD	9,687	7,508,840	7,374,806	—	(134,034)
Expiring 08/17/18	Morgan Stanley	CAD	1,807	1,373,806	1,375,974	2,168	—
Expiring 09/19/18	Morgan Stanley	CAD	2,356	1,797,116	1,794,749	—	(2,367)
Expiring 09/19/18	Morgan Stanley	CAD	2,142	1,652,196	1,631,707	—	(20,489)
Expiring 09/19/18	Morgan Stanley	CAD	1,181	898,090	899,544	1,454	—
Expiring 09/19/18	Morgan Stanley	CAD	1,177	897,671	896,829	—	(842)
Expiring 09/19/18	Morgan Stanley	CAD	1,172	897,877	892,373	—	(5,504)
Expiring 09/19/18	Morgan Stanley	CAD	1,169	898,345	890,666	—	(7,679)
Expiring 09/19/18	Morgan Stanley	CAD	907	693,890	691,145	—	(2,745)
Expiring 09/19/18	Morgan Stanley	CAD	606	467,199	461,508	—	(5,691)
Expiring 09/19/18	Morgan Stanley	CAD	573	430,811	436,461	5,650	—
Chilean Peso,
Expiring 07/05/18	Morgan Stanley	CLP	706,470	1,106,280	1,081,252	—	(25,028)
Expiring 07/05/18	Morgan Stanley	CLP	568,172	903,974	869,586	—	(34,388)
Expiring 08/06/18	Morgan Stanley	CLP	513,748	789,531	786,343	—	(3,188)
Chinese Renminbi,
Expiring 09/19/18	Morgan Stanley	CNH	11,785	1,794,686	1,770,852	—	(23,834)
Expiring 09/19/18	Morgan Stanley	CNH	7,057	1,062,123	1,060,405	—	(1,718)
Expiring 09/19/18	Morgan Stanley	CNH	5,956	897,588	894,999	—	(2,589)
Colombian Peso,
Expiring 07/23/18	Morgan Stanley	COP	742,841	253,889	253,166	—	(723)
Expiring 07/26/18	Morgan Stanley	COP	3,721,628	1,271,320	1,268,190	—	(3,130)
Expiring 08/22/18	Morgan Stanley	COP	13,665,097	4,664,174	4,650,615	—	(13,559)
Euro,
Expiring 08/31/18	Morgan Stanley	EUR	14,523	16,949,590	17,042,492	92,902	—
Expiring 08/31/18	Morgan Stanley	EUR	3,292	3,858,682	3,863,264	4,582	—
Expiring 08/31/18	Morgan Stanley	EUR	2,370	2,765,439	2,781,452	16,013	—
Expiring 09/19/18	Morgan Stanley	EUR	3,156	3,705,279	3,708,646	3,367	—
Expiring 09/19/18	Morgan Stanley	EUR	2,785	3,248,563	3,272,971	24,408	—
Expiring 09/19/18	Morgan Stanley	EUR	1,548	1,805,123	1,819,200	14,077	—
Expiring 09/19/18	Morgan Stanley	EUR	1,547	1,798,742	1,818,152	19,410	—
Expiring 09/19/18	Morgan Stanley	EUR	1,525	1,800,932	1,792,171	—	(8,761)

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 09/19/18	Morgan Stanley	EUR	1,525	$1,814,010	$1,792,170	$—	$(21,840)
Expiring 09/19/18	Morgan Stanley	EUR	772	901,830	906,660	4,830	—
Expiring 09/19/18	Morgan Stanley	EUR	771	896,737	906,180	9,443	—
Expiring 09/19/18	Morgan Stanley	EUR	771	897,794	906,181	8,387	—
Expiring 09/19/18	Morgan Stanley	EUR	771	897,310	906,048	8,738	—
Expiring 09/19/18	Morgan Stanley	EUR	770	897,003	904,394	7,391	—
Expiring 09/19/18	Morgan Stanley	EUR	763	896,726	896,146	—	(580)
Expiring 09/19/18	Morgan Stanley	EUR	763	898,584	896,132	—	(2,452)
Expiring 09/19/18	Morgan Stanley	EUR	762	899,767	895,457	—	(4,310)
Hong Kong Dollar,
Expiring 09/19/18	Morgan Stanley	HKD	54,600	6,986,138	6,969,162	—	(16,976)
Expiring 09/19/18	Morgan Stanley	HKD	15,955	2,036,770	2,036,543	—	(227)
Indian Rupee,
Expiring 07/11/18	Morgan Stanley	INR	155,204	2,276,219	2,261,971	—	(14,248)
Expiring 07/19/18	Morgan Stanley	INR	63,165	924,704	919,688	—	(5,016)
Expiring 07/19/18	Morgan Stanley	INR	60,590	885,848	882,200	—	(3,648)
Indonesian Rupiah,
Expiring 07/02/18	Morgan Stanley	IDR	67,288,559	4,725,984	4,693,677	—	(32,307)
Expiring 07/02/18	Morgan Stanley	IDR	14,504,090	1,016,333	1,011,725	—	(4,608)
Expiring 07/27/18	Morgan Stanley	IDR	116,466,722	8,227,956	8,095,837	—	(132,119)
Expiring 07/27/18	Morgan Stanley	IDR	14,504,090	1,012,431	1,008,208	—	(4,223)
Expiring 07/27/18	Morgan Stanley	IDR	5,144,118	360,889	357,578	—	(3,311)
Expiring 08/16/18	Morgan Stanley	IDR	81,527,253	5,753,511	5,650,236	—	(103,275)
Japanese Yen,
Expiring 07/23/18	Morgan Stanley	JPY	1,488,978	13,731,544	13,470,873	—	(260,671)
Expiring 09/19/18	Morgan Stanley	JPY	526,213	4,795,437	4,780,777	—	(14,660)
Expiring 09/19/18	Morgan Stanley	JPY	394,916	3,592,839	3,587,911	—	(4,928)
Expiring 09/19/18	Morgan Stanley	JPY	197,275	1,797,613	1,792,289	—	(5,324)
Expiring 09/19/18	Morgan Stanley	JPY	197,169	1,796,000	1,791,327	—	(4,673)
Expiring 09/19/18	Morgan Stanley	JPY	195,970	1,797,432	1,780,441	—	(16,991)
Expiring 09/19/18	Morgan Stanley	JPY	195,757	1,791,580	1,778,500	—	(13,080)
Expiring 09/19/18	Morgan Stanley	JPY	98,559	897,747	895,431	—	(2,316)
Expiring 09/19/18	Morgan Stanley	JPY	98,417	897,426	894,146	—	(3,280)
Expiring 09/19/18	Morgan Stanley	JPY	97,921	899,000	889,638	—	(9,362)
Expiring 09/19/18	Morgan Stanley	JPY	92,720	847,308	842,385	—	(4,923)
Mexican Peso,
Expiring 09/19/18	Morgan Stanley	MXN	37,687	1,794,586	1,872,920	78,334	—
Expiring 09/19/18	Morgan Stanley	MXN	15,805	789,531	785,442	—	(4,089)
Expiring 09/19/18	Morgan Stanley	MXN	12,638	610,089	628,084	17,995	—
Expiring 09/19/18	Morgan Stanley	MXN	7,577	356,504	376,566	20,062	—
New Taiwanese Dollar,
Expiring 07/09/18	Morgan Stanley	TWD	26,776	904,600	878,795	—	(25,805)
Expiring 07/27/18	Morgan Stanley	TWD	54,165	1,791,858	1,779,737	—	(12,121)
Expiring 07/27/18	Morgan Stanley	TWD	53,463	1,802,820	1,756,653	—	(46,167)
Expiring 07/27/18	Morgan Stanley	TWD	26,487	898,813	870,303	—	(28,510)
New Zealand Dollar,
Expiring 09/19/18	Morgan Stanley	NZD	21,998	15,463,164	14,900,590	—	(562,574)
Expiring 09/19/18	Morgan Stanley	NZD	2,490	1,730,996	1,686,620	—	(44,376)
Expiring 09/19/18	Morgan Stanley	NZD	1,310	891,663	887,193	—	(4,470)
Expiring 09/19/18	Morgan Stanley	NZD	1,276	891,010	864,180	—	(26,830)
Norwegian Krone,
Expiring 09/19/18	Morgan Stanley	NOK	14,703	1,799,977	1,811,346	11,369	—

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Norwegian Krone (continued),
Expiring 09/19/18	Morgan Stanley	NOK	7,521	$924,475	$926,531	$2,056	$—
Expiring 09/19/18	Morgan Stanley	NOK	7,278	897,745	896,551	—	(1,194)
Expiring 09/19/18	Morgan Stanley	NOK	2,919	359,092	359,583	491	—
Polish Zloty,
Expiring 09/19/18	Morgan Stanley	PLN	18,191	5,020,303	4,863,031	—	(157,272)
Russian Ruble,
Expiring 08/15/18	Morgan Stanley	RUB	12,548	197,075	198,780	1,705	—
Expiring 08/20/18	Morgan Stanley	RUB	66,938	1,062,123	1,059,786	—	(2,337)
Expiring 08/20/18	Morgan Stanley	RUB	53,751	839,372	851,015	11,643	—
Expiring 08/20/18	Morgan Stanley	RUB	23,942	375,615	379,067	3,452	—
Singapore Dollar,
Expiring 09/19/18	Morgan Stanley	SGD	1,474	1,082,577	1,083,812	1,235	—
Expiring 09/19/18	Morgan Stanley	SGD	1,356	992,600	996,652	4,052	—
Expiring 09/19/18	Morgan Stanley	SGD	1,336	985,568	981,964	—	(3,604)
South African Rand,
Expiring 08/08/18	Morgan Stanley	ZAR	18,560	1,364,617	1,345,866	—	(18,751)
Expiring 09/19/18	Morgan Stanley	ZAR	153,167	11,474,991	11,045,261	—	(429,730)
Expiring 09/19/18	Morgan Stanley	ZAR	12,427	896,039	896,159	120	—
Expiring 09/19/18	Morgan Stanley	ZAR	12,422	897,756	895,781	—	(1,975)
Expiring 09/19/18	Morgan Stanley	ZAR	12,371	897,588	892,075	—	(5,513)
Expiring 09/19/18	Morgan Stanley	ZAR	12,245	896,911	883,043	—	(13,868)
Expiring 09/19/18	Morgan Stanley	ZAR	12,203	896,018	879,987	—	(16,031)
Expiring 09/19/18	Morgan Stanley	ZAR	8,162	589,086	588,588	—	(498)
South Korean Won,
Expiring 07/05/18	Morgan Stanley	KRW	547,835	490,782	491,628	846	—
Expiring 07/09/18	Morgan Stanley	KRW	1,027,286	930,159	921,981	—	(8,178)
Expiring 07/09/18	Morgan Stanley	KRW	998,901	903,199	896,506	—	(6,693)
Expiring 07/09/18	Morgan Stanley	KRW	993,258	895,973	891,440	—	(4,533)
Expiring 07/09/18	Morgan Stanley	KRW	964,599	905,217	865,720	—	(39,497)
Expiring 07/26/18	Morgan Stanley	KRW	3,984,045	3,564,726	3,577,193	12,467	—
Expiring 08/03/18	Morgan Stanley	KRW	3,206,555	2,879,256	2,879,816	560	—
Swedish Krona,
Expiring 09/19/18	Morgan Stanley	SEK	4,176	470,356	469,202	—	(1,154)
Expiring 09/19/18	Morgan Stanley	SEK	3,778	430,304	424,496	—	(5,808)
Swiss Franc,
Expiring 09/19/18	Morgan Stanley	CHF	1,769	1,797,222	1,799,470	2,248	—
Thai Baht,
Expiring 08/14/18	Morgan Stanley	THB	28,887	903,367	873,008	—	(30,359)
Turkish Lira,
Expiring 09/19/18	Morgan Stanley	TRY	7,723	1,597,513	1,622,480	24,967	—
Expiring 09/19/18	Morgan Stanley	TRY	3,461	718,563	727,031	8,468	—
Expiring 09/19/18	Morgan Stanley	TRY	1,723	359,410	361,878	2,468	—
Expiring 09/19/18	Morgan Stanley	TRY	1,709	359,869	359,090	—	(779)

				$302,211,243	$296,165,527	437,416	(6,483,132)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/05/18	Morgan Stanley	ARS	12,012	$566,881	$412,493	$154,388	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Australian Dollar,
Expiring 08/10/18	Morgan Stanley	AUD	12,077	$9,091,761	$8,938,536	$153,225	$—
Expiring 09/19/18	Morgan Stanley	AUD	4,840	3,557,657	3,582,362	—	(24,705)
Expiring 09/19/18	Morgan Stanley	AUD	2,438	1,789,025	1,804,640	—	(15,615)
Expiring 09/19/18	Morgan Stanley	AUD	2,420	1,780,659	1,791,126	—	(10,467)
Expiring 09/19/18	Morgan Stanley	AUD	2,357	1,781,896	1,744,784	37,112	—
Expiring 09/19/18	Morgan Stanley	AUD	1,226	904,495	907,492	—	(2,997)
Expiring 09/19/18	Morgan Stanley	AUD	1,215	895,533	899,693	—	(4,160)
Expiring 09/19/18	Morgan Stanley	AUD	1,210	891,649	895,415	—	(3,766)
Expiring 09/19/18	Morgan Stanley	AUD	1,205	896,870	892,092	4,778	—
Expiring 09/19/18	Morgan Stanley	AUD	1,182	892,861	874,881	17,980	—
Expiring 09/19/18	Morgan Stanley	AUD	1,125	829,759	833,079	—	(3,320)
Brazilian Real,
Expiring 07/03/18	Morgan Stanley	BRL	26,557	7,068,581	6,848,648	219,933	—
Expiring 07/03/18	Morgan Stanley	BRL	8,163	2,190,000	2,105,126	84,874	—
Expiring 07/03/18	Morgan Stanley	BRL	3,456	905,068	891,253	13,815	—
Expiring 07/03/18	Morgan Stanley	BRL	3,445	905,068	888,475	16,593	—
Expiring 07/03/18	Morgan Stanley	BRL	3,422	904,189	882,527	21,662	—
Expiring 07/03/18	Morgan Stanley	BRL	3,352	897,692	864,390	33,302	—
Expiring 07/03/18	Morgan Stanley	BRL	3,346	898,097	862,858	35,239	—
Expiring 07/03/18	Morgan Stanley	BRL	3,283	886,267	846,601	39,666	—
Expiring 07/03/18	Morgan Stanley	BRL	1,863	496,942	480,405	16,537	—
Expiring 08/02/18	Morgan Stanley	BRL	3,468	900,083	891,209	8,874	—
Expiring 08/02/18	Morgan Stanley	BRL	2,392	633,027	614,619	18,408	—
British Pound,
Expiring 08/14/18	Morgan Stanley	GBP	43,780	58,580,237	57,901,507	678,730	—
Expiring 08/14/18	Morgan Stanley	GBP	1,745	2,324,492	2,307,417	17,075	—
Expiring 08/14/18	Morgan Stanley	GBP	1,311	1,723,031	1,734,173	—	(11,142)
Expiring 09/19/18	Morgan Stanley	GBP	1,377	1,816,140	1,824,215	—	(8,075)
Expiring 09/19/18	Morgan Stanley	GBP	688	911,195	911,650	—	(455)
Expiring 09/19/18	Morgan Stanley	GBP	679	904,449	898,801	5,648	—
Expiring 09/19/18	Morgan Stanley	GBP	671	902,365	888,173	14,192	—
Expiring 09/19/18	Morgan Stanley	GBP	324	432,810	429,187	3,623	—
Canadian Dollar,
Expiring 08/17/18	Morgan Stanley	CAD	32,777	25,466,281	24,953,638	512,643	—
Expiring 08/17/18	Morgan Stanley	CAD	1,632	1,264,906	1,242,620	22,286	—
Expiring 09/19/18	Morgan Stanley	CAD	8,722	6,727,058	6,644,107	82,951	—
Expiring 09/19/18	Morgan Stanley	CAD	3,573	2,692,042	2,721,893	—	(29,851)
Expiring 09/19/18	Morgan Stanley	CAD	2,073	1,573,668	1,579,250	—	(5,582)
Expiring 09/19/18	Morgan Stanley	CAD	1,192	896,199	908,137	—	(11,938)
Expiring 09/19/18	Morgan Stanley	CAD	1,165	896,388	887,098	9,290	—
Expiring 09/19/18	Morgan Stanley	CAD	926	715,351	705,391	9,960	—
Expiring 09/19/18	Morgan Stanley	CAD	615	465,791	468,461	—	(2,670)
Expiring 09/19/18	Morgan Stanley	CAD	540	408,592	411,036	—	(2,444)
Expiring 09/19/18	Morgan Stanley	CAD	364	281,381	277,430	3,951	—
Chilean Peso,
Expiring 07/05/18	Morgan Stanley	CLP	1,274,642	2,013,334	1,950,837	62,497	—
Expiring 07/18/18	Morgan Stanley	CLP	706,470	1,106,280	1,081,298	24,982	—
Expiring 07/18/18	Morgan Stanley	CLP	567,618	897,774	868,775	28,999	—
Chinese Renminbi,
Expiring 09/19/18	Morgan Stanley	CNH	23,030	3,568,792	3,460,419	108,373	—
Expiring 09/19/18	Morgan Stanley	CNH	13,816	2,154,493	2,075,895	78,598	—
Expiring 09/19/18	Morgan Stanley	CNH	11,837	1,823,509	1,778,527	44,982	—

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Chinese Renminbi (continued),
Expiring 09/19/18	Morgan Stanley	CNH	11,658	$1,798,154	$1,751,763	$46,391	$—
Expiring 09/19/18	Morgan Stanley	CNH	11,590	1,796,656	1,741,482	55,174	—
Expiring 09/19/18	Morgan Stanley	CNH	11,574	1,796,086	1,739,083	57,003	—
Expiring 09/19/18	Morgan Stanley	CNH	6,122	928,590	919,828	8,762	—
Expiring 09/19/18	Morgan Stanley	CNH	5,864	896,458	881,123	15,335	—
Expiring 09/19/18	Morgan Stanley	CNH	5,862	896,181	880,834	15,347	—
Colombian Peso,
Expiring 07/26/18	Morgan Stanley	COP	2,650,685	901,343	903,254	—	(1,911)
Czech Koruna,
Expiring 09/19/18	Morgan Stanley	CZK	21,756	1,005,085	982,365	22,720	—
Danish Krone,
Expiring 08/17/18	Morgan Stanley	DKK	6,721	1,056,223	1,057,551	—	(1,328)
Euro,
Expiring 07/02/18	Morgan Stanley	EUR	50	57,281	57,819	—	(538)
Expiring 08/31/18	Morgan Stanley	EUR	117,829	139,625,827	138,269,960	1,355,867	—
Expiring 08/31/18	Morgan Stanley	EUR	18,593	21,768,079	21,818,371	—	(50,292)
Expiring 08/31/18	Morgan Stanley	EUR	613	719,075	718,709	366	—
Expiring 09/19/18	Morgan Stanley	EUR	18,442	21,568,655	21,673,295	—	(104,640)
Expiring 09/19/18	Morgan Stanley	EUR	2,565	3,005,386	3,014,381	—	(8,995)
Expiring 09/19/18	Morgan Stanley	EUR	1,543	1,798,906	1,812,722	—	(13,816)
Expiring 09/19/18	Morgan Stanley	EUR	1,542	1,804,448	1,811,844	—	(7,396)
Expiring 09/19/18	Morgan Stanley	EUR	1,369	1,598,317	1,609,050	—	(10,733)
Expiring 09/19/18	Morgan Stanley	EUR	774	905,438	909,033	—	(3,595)
Expiring 09/19/18	Morgan Stanley	EUR	774	905,082	909,034	—	(3,952)
Expiring 09/19/18	Morgan Stanley	EUR	773	900,388	908,762	—	(8,374)
Expiring 09/19/18	Morgan Stanley	EUR	771	898,160	905,954	—	(7,794)
Expiring 09/19/18	Morgan Stanley	EUR	770	900,178	904,715	—	(4,537)
Expiring 09/19/18	Morgan Stanley	EUR	763	906,556	896,124	10,432	—
Expiring 09/19/18	Morgan Stanley	EUR	463	544,784	544,003	781	—
Hong Kong Dollar,
Expiring 09/19/18	Morgan Stanley	HKD	28,134	3,592,103	3,591,031	1,072	—
Expiring 09/19/18	Morgan Stanley	HKD	21,554	2,778,000	2,751,123	26,877	—
Expiring 09/19/18	Morgan Stanley	HKD	14,304	1,844,000	1,825,804	18,196	—
Expiring 09/19/18	Morgan Stanley	HKD	6,563	837,227	837,746	—	(519)
Indian Rupee,
Expiring 07/11/18	Morgan Stanley	INR	244,422	3,601,801	3,562,247	39,554	—
Expiring 07/11/18	Morgan Stanley	INR	121,599	1,798,199	1,772,201	25,998	—
Expiring 07/19/18	Morgan Stanley	INR	61,765	898,137	899,303	—	(1,166)
Expiring 07/19/18	Morgan Stanley	INR	61,508	898,213	895,560	2,653	—
Expiring 07/19/18	Morgan Stanley	INR	60,969	896,410	887,714	8,696	—
Expiring 07/19/18	Morgan Stanley	INR	38,443	563,351	559,728	3,623	—
Expiring 07/19/18	Morgan Stanley	INR	18,768	274,830	273,266	1,564	—
Indonesian Rupiah,
Expiring 07/02/18	Morgan Stanley	IDR	67,288,559	4,715,056	4,693,678	21,378	—
Expiring 07/23/18	Morgan Stanley	IDR	4,929,543	349,849	342,853	6,996	—
Expiring 07/27/18	Morgan Stanley	IDR	12,874,088	922,358	894,904	27,454	—
Expiring 07/27/18	Morgan Stanley	IDR	12,800,633	903,600	889,798	13,802	—
Israeli Shekel,
Expiring 08/13/18	Morgan Stanley	ILS	2,488	701,646	682,280	19,366	—
Japanese Yen,
Expiring 07/23/18	Morgan Stanley	JPY	1,488,978	13,867,523	13,470,873	396,650	—
Expiring 08/08/18	Morgan Stanley	JPY	10,426,686	95,208,964	94,438,374	770,590	—

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Japanese Yen (continued),
Expiring 08/08/18	Morgan Stanley	JPY	341,897	$3,131,910	$3,096,683	$35,227	$—
Expiring 09/19/18	Morgan Stanley	JPY	362,876	3,311,780	3,296,824	14,956	—
Expiring 09/19/18	Morgan Stanley	JPY	196,510	1,792,532	1,785,342	7,190	—
Expiring 09/19/18	Morgan Stanley	JPY	195,622	1,793,578	1,777,273	16,305	—
Expiring 09/19/18	Morgan Stanley	JPY	98,123	897,363	891,473	5,890	—
Expiring 09/19/18	Morgan Stanley	JPY	97,730	897,500	887,904	9,596	—
Mexican Peso,
Expiring 08/28/18	Morgan Stanley	MXN	65,389	3,155,016	3,260,262	—	(105,246)
Expiring 09/19/18	Morgan Stanley	MXN	77,867	3,718,043	3,869,720	—	(151,677)
Expiring 09/19/18	Morgan Stanley	MXN	7,557	360,127	375,547	—	(15,420)
New Taiwanese Dollar,
Expiring 07/09/18	Morgan Stanley	TWD	26,693	899,293	876,078	23,215	—
Expiring 07/16/18	Morgan Stanley	TWD	123,129	4,053,898	4,042,899	10,999	—
Expiring 07/16/18	Morgan Stanley	TWD	54,003	1,796,629	1,773,172	23,457	—
Expiring 07/16/18	Morgan Stanley	TWD	26,707	896,948	876,903	20,045	—
Expiring 07/27/18	Morgan Stanley	TWD	122,461	4,031,636	4,023,772	7,864	—
Expiring 07/27/18	Morgan Stanley	TWD	54,170	1,797,036	1,779,878	17,158	—
Expiring 07/27/18	Morgan Stanley	TWD	54,048	1,793,151	1,775,884	17,267	—
Expiring 07/27/18	Morgan Stanley	TWD	38,959	1,316,173	1,280,091	36,082	—
Expiring 07/27/18	Morgan Stanley	TWD	27,350	897,849	898,664	—	(815)
Expiring 07/27/18	Morgan Stanley	TWD	27,263	896,704	895,795	909	—
Expiring 07/27/18	Morgan Stanley	TWD	26,739	896,887	878,576	18,311	—
Expiring 07/27/18	Morgan Stanley	TWD	26,676	897,372	876,515	20,857	—
Expiring 07/27/18	Morgan Stanley	TWD	11,602	391,985	381,200	10,785	—
New Zealand Dollar,
Expiring 09/19/18	Morgan Stanley	NZD	2,601	1,787,041	1,761,443	25,598	—
Expiring 09/19/18	Morgan Stanley	NZD	2,587	1,784,507	1,752,262	32,245	—
Expiring 09/19/18	Morgan Stanley	NZD	2,587	1,776,220	1,752,077	24,143	—
Expiring 09/19/18	Morgan Stanley	NZD	2,139	1,461,966	1,448,696	13,270	—
Expiring 09/19/18	Morgan Stanley	NZD	1,769	1,222,996	1,197,992	25,004	—
Expiring 09/19/18	Morgan Stanley	NZD	1,275	897,106	863,683	33,423	—
Norwegian Krone,
Expiring 09/19/18	Morgan Stanley	NOK	7,277	897,137	896,473	664	—
Expiring 09/19/18	Morgan Stanley	NOK	3,477	428,555	428,278	277	—
Expiring 09/19/18	Morgan Stanley	NOK	3,265	408,808	402,265	6,543	—
Expiring 09/19/18	Morgan Stanley	NOK	2,792	345,598	343,924	1,674	—
Russian Ruble,
Expiring 08/20/18	Morgan Stanley	RUB	57,997	897,737	918,229	—	(20,492)
Expiring 08/20/18	Morgan Stanley	RUB	57,516	895,928	910,610	—	(14,682)
Expiring 08/20/18	Morgan Stanley	RUB	56,765	895,806	898,728	—	(2,922)
Expiring 08/20/18	Morgan Stanley	RUB	56,677	897,220	897,334	—	(114)
Singapore Dollar,
Expiring 09/19/18	Morgan Stanley	SGD	4,883	3,664,979	3,590,502	74,477	—
South African Rand,
Expiring 08/08/18	Morgan Stanley	ZAR	47,214	3,754,947	3,423,668	331,279	—
Expiring 09/19/18	Morgan Stanley	ZAR	12,591	900,018	907,994	—	(7,976)
Expiring 09/19/18	Morgan Stanley	ZAR	12,510	900,776	902,122	—	(1,346)
Expiring 09/19/18	Morgan Stanley	ZAR	12,480	900,653	899,959	694	—
Expiring 09/19/18	Morgan Stanley	ZAR	12,095	897,295	872,188	25,107	—
Expiring 09/19/18	Morgan Stanley	ZAR	9,619	695,121	693,660	1,461	—
Expiring 09/19/18	Morgan Stanley	ZAR	5,670	404,549	408,895	—	(4,346)
Expiring 09/19/18	Morgan Stanley	ZAR	5,406	393,783	389,841	3,942	—

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
South Korean Won,
Expiring 07/05/18	Morgan Stanley	KRW	547,835	$509,282	$491,627	$17,655	$—
Expiring 07/09/18	Morgan Stanley	KRW	3,984,045	3,563,451	3,575,647	—	(12,196)
Expiring 07/18/18	Morgan Stanley	KRW	11,813,617	11,045,925	10,605,048	440,877	—
Expiring 07/26/18	Morgan Stanley	KRW	7,418,838	6,641,753	6,661,224	—	(19,471)
Expiring 07/26/18	Morgan Stanley	KRW	1,810,863	1,631,332	1,625,937	5,395	—
Expiring 07/26/18	Morgan Stanley	KRW	1,018,235	911,490	914,252	—	(2,762)
Expiring 07/26/18	Morgan Stanley	KRW	1,010,036	905,009	906,890	—	(1,881)
Expiring 07/26/18	Morgan Stanley	KRW	1,001,964	896,693	899,644	—	(2,951)
Expiring 07/26/18	Morgan Stanley	KRW	547,835	491,010	491,890	—	(880)
Expiring 07/31/18	Morgan Stanley	KRW	1,059,140	950,934	951,119	—	(185)
Expiring 07/31/18	Morgan Stanley	KRW	1,006,436	898,363	903,790	—	(5,427)
Swedish Krona,
Expiring 09/19/18	Morgan Stanley	SEK	4,017	468,333	451,398	16,935	—
Expiring 09/19/18	Morgan Stanley	SEK	3,723	434,113	418,276	15,837	—
Swiss Franc,
Expiring 08/17/18	Morgan Stanley	CHF	1,450	1,476,014	1,470,519	5,495	—
Thai Baht,
Expiring 08/14/18	Morgan Stanley	THB	29,477	897,811	890,824	6,987	—
Expiring 09/14/18	Morgan Stanley	THB	114,713	3,591,863	3,470,557	121,306	—
Turkish Lira,
Expiring 09/19/18	Morgan Stanley	TRY	4,361	914,091	916,140	—	(2,049)
Expiring 09/19/18	Morgan Stanley	TRY	4,330	898,147	909,677	—	(11,530)
Expiring 09/19/18	Morgan Stanley	TRY	3,561	719,018	748,060	—	(29,042)
Expiring 09/19/18	Morgan Stanley	TRY	2,671	539,018	561,104	—	(22,086)
Expiring 09/19/18	Morgan Stanley	TRY	1,775	358,936	372,819	—	(13,883)
Expiring 09/19/18	Morgan Stanley	TRY	1,732	360,732	363,772	—	(3,040)

				$610,578,695	$604,313,673	7,084,214	(819,192)

						$7,521,630	$(7,302,324)

Cross currency exchange contracts outstanding at June 30, 2018:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
09/19/18	Buy	AUD	358	EUR	225	$—	$(113)	Morgan Stanley
09/19/18	Buy	AUD	522	GBP	292	—	(300)	Morgan Stanley
09/19/18	Buy	AUD	1,130	NZD	1,213	15,252	—	Morgan Stanley
09/19/18	Buy	AUD	1,215	NZD	1,302	17,006	—	Morgan Stanley
09/19/18	Buy	AUD	1,215	NZD	1,308	13,354	—	Morgan Stanley
09/19/18	Buy	AUD	1,223	EUR	774	—	(4,904)	Morgan Stanley
09/19/18	Buy	CAD	358	EUR	230	2,374	—	Morgan Stanley
09/19/18	Buy	CHF	883	EUR	762	2,321	—	Morgan Stanley
09/19/18	Buy	CHF	892	EUR	771	772	—	Morgan Stanley
09/19/18	Buy	CHF	3,532	EUR	3,040	19,565	—	Morgan Stanley
09/19/18	Buy	CNH	11,817	EUR	1,544	—	(38,891)	Morgan Stanley
09/19/18	Buy	EUR	302	PLN	1,309	4,478	—	Morgan Stanley
09/19/18	Buy	EUR	302	NOK	2,858	2,642	—	Morgan Stanley
09/19/18	Buy	EUR	304	PLN	1,309	7,778	—	Morgan Stanley
09/19/18	Buy	EUR	460	SEK	4,722	9,558	—	Morgan Stanley
09/19/18	Buy	EUR	556	SEK	5,774	4,332	—	Morgan Stanley
09/19/18	Buy	EUR	761	CAD	1,171	2,052	—	Morgan Stanley

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts (continued):
09/19/18	Buy	EUR	762	SEK	7,707	$29,406	$—	Morgan Stanley
09/19/18	Buy	EUR	762	SEK	7,759	23,559	—	Morgan Stanley
09/19/18	Buy	EUR	762	GBP	670	7,735	—	Morgan Stanley
09/19/18	Buy	EUR	762	NZD	1,276	31,558	—	Morgan Stanley
09/19/18	Buy	EUR	762	NZD	1,280	29,373	—	Morgan Stanley
09/19/18	Buy	EUR	762	CZK	19,647	8,788	—	Morgan Stanley
09/19/18	Buy	EUR	771	JPY	98,904	7,805	—	Morgan Stanley
09/19/18	Buy	EUR	774	SEK	7,975	12,860	—	Morgan Stanley
09/19/18	Buy	EUR	774	PLN	3,365	9,544	—	Morgan Stanley
09/19/18	Buy	EUR	774	PLN	3,355	12,615	—	Morgan Stanley
09/19/18	Buy	EUR	776	SEK	8,081	3,444	—	Morgan Stanley
09/19/18	Buy	EUR	776	HUF	255,390	1,929	—	Morgan Stanley
09/19/18	Buy	EUR	776	SEK	8,080	4,326	—	Morgan Stanley
09/19/18	Buy	EUR	1,147	SEK	11,638	40,048	—	Morgan Stanley
09/19/18	Buy	EUR	1,525	GBP	1,337	20,475	—	Morgan Stanley
09/19/18	Buy	EUR	1,543	NZD	2,588	59,847	—	Morgan Stanley
09/19/18	Buy	EUR	1,546	CNH	11,599	74,595	—	Morgan Stanley
09/19/18	Buy	EUR	1,548	NZD	2,606	54,240	—	Morgan Stanley
09/19/18	Buy	EUR	1,549	NZD	2,611	51,526	—	Morgan Stanley
09/19/18	Buy	EUR	1,549	AUD	2,437	16,077	—	Morgan Stanley
09/19/18	Buy	EUR	1,549	CAD	2,380	6,642	—	Morgan Stanley
09/19/18	Buy	EUR	1,659	SEK	17,074	31,480	—	Morgan Stanley
09/19/18	Buy	EUR	2,965	NOK	28,109	21,133	—	Morgan Stanley
09/19/18	Buy	EUR	4,628	GBP	4,058	62,824	—	Morgan Stanley
09/19/18	Buy	GBP	267	AUD	472	3,794	—	Morgan Stanley
09/19/18	Buy	GBP	609	EUR	689	—	(3,406)	Morgan Stanley
09/19/18	Buy	GBP	679	EUR	774	—	(9,441)	Morgan Stanley
09/19/18	Buy	GBP	679	EUR	773	—	(8,091)	Morgan Stanley
09/19/18	Buy	GBP	680	EUR	771	—	(4,095)	Morgan Stanley
09/19/18	Buy	GBP	1,280	EUR	1,448	—	(6,061)	Morgan Stanley
09/19/18	Buy	HUF	245,852	EUR	762	—	(19,086)	Morgan Stanley
09/19/18	Buy	HUF	251,198	EUR	775	—	(15,872)	Morgan Stanley
09/19/18	Buy	HUF	252,267	EUR	774	—	(10,887)	Morgan Stanley
09/19/18	Buy	HUF	752,721	EUR	2,316	—	(39,248)	Morgan Stanley
09/19/18	Buy	HUF	1,777,130	EUR	5,523	—	(158,075)	Morgan Stanley
09/19/18	Buy	JPY	98,642	EUR	762	537	—	Morgan Stanley
09/19/18	Buy	NOK	2,923	EUR	309	—	(2,693)	Morgan Stanley
09/19/18	Buy	NOK	5,737	EUR	607	—	(6,649)	Morgan Stanley
09/19/18	Buy	NOK	7,283	EUR	771	—	(8,212)	Morgan Stanley
09/19/18	Buy	NOK	18,885	EUR	1,981	—	(1,119)	Morgan Stanley
09/19/18	Buy	NZD	1,306	AUD	1,211	—	(12,269)	Morgan Stanley
09/19/18	Buy	NZD	1,314	AUD	1,215	—	(9,432)	Morgan Stanley
09/19/18	Buy	NZD	1,315	AUD	1,215	—	(8,562)	Morgan Stanley
09/19/18	Buy	NZD	2,679	AUD	2,453	—	(982)	Morgan Stanley
09/19/18	Buy	PLN	1,781	EUR	415	—	(11,838)	Morgan Stanley
09/19/18	Buy	PLN	3,352	EUR	772	—	(11,577)	Morgan Stanley
09/19/18	Buy	PLN	24,806	EUR	5,774	—	(154,001)	Morgan Stanley
09/19/18	Buy	SEK	2,322	EUR	228	—	(7,026)	Morgan Stanley
09/19/18	Buy	SEK	5,983	EUR	583	—	(12,945)	Morgan Stanley
09/19/18	Buy	SEK	6,000	EUR	581	—	(8,310)	Morgan Stanley
09/19/18	Buy	SEK	7,832	EUR	771	—	(26,333)	Morgan Stanley
09/19/18	Buy	SEK	7,856	EUR	771	—	(23,886)	Morgan Stanley
09/19/18	Buy	SEK	7,868	EUR	771	—	(22,076)	Morgan Stanley
09/19/18	Buy	SEK	12,160	EUR	1,165	—	(2,693)	Morgan Stanley

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts (continued):
09/19/18	Buy	SEK	44,323	EUR	4,321	$—	$(98,096)	Morgan Stanley
09/19/18	Buy	SEK	103,085	EUR	10,172	—	(370,447)	Morgan Stanley
09/19/18	Buy	SEK	103,188	EUR	10,154	—	(337,801)	Morgan Stanley
09/19/18	Buy	SEK	114,337	EUR	11,217	—	(334,855)	Morgan Stanley
09/19/18	Buy	SGD	2,417	EUR	1,525	—	(15,302)	Morgan Stanley

						$727,644	$(1,805,574)

Credit default swap agreements outstanding at June 30, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
Republic of China	12/20/20	1.000%(Q)	27,520	$(439,993)	$216,981	$(656,974)	Citigroup Global Markets

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.30.V1	06/20/23	5.000%	(Q)	20,000	$(1,289,576)	$(1,182,413)	$107,163

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2018(4)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.EM.29.V1	06/20/23	1.000%(Q)		4,500	1.903%	$(124,083)	$(179,238)	$(55,155)
CDX.NA.IG.30.V1	06/20/23	1.000%(Q)		56,965	0.673%	940,740	861,729	(79,011)
iTraxx Europe.29.V1	06/20/23	1.000%(Q)	EUR	4,540	0.733%	80,780	70,875	(9,905)

						$897,437	$753,366	$(144,071)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	3,330	12/21/27	3.500%(S)	6 Month BBSW(1)(S)	$(34,421)	$(36,346)	$(1,925)
AUD	10,470	09/19/28	2.750%(S)	6 Month BBSW(2)(S)	(184,172)	(68,156)	116,016
CAD	34,200	09/19/20	2.000%(S)	3 Month CDOR(2)(S)	(190,485)	(172,905)	17,580
CAD	39,220	07/18/22	2.028%(S)	3 Month CDOR(2)(S)	(163,243)	(434,917)	(271,674)
CAD	1,980	09/19/23	2.250%(S)	3 Month CDOR(2)(S)	(18,674)	(16,627)	2,047
CAD	11,780	09/19/28	2.250%(S)	3 Month CDOR(2)(S)	(374,288)	(272,634)	101,654
CAD	5,820	07/20/48	2.540%(S)	3 Month CDOR(1)(S)	63,619	77,906	14,287
CHF	4,440	06/21/28	1.000%(A)	6 Month CHF LIBOR(2)(S)	(11,458)	14,060	25,518
CHF	1,740	09/19/28	0.500%(A)	6 Month CHF LIBOR(2)(S)	3,417	9,744	6,327
EUR	45,750	09/19/20	0.100%(A)	3 Month EURIBOR(2)(Q)	218,046	320,302	102,256
EUR	6,610	10/15/20	0.100%(A)	6 Month EURIBOR(1)(S)	(36,452)	(36,701)	(249)
EUR	95,520	12/16/21	0.350%(A)	6 Month EURIBOR(2)(S)	(352,344)	287,795	640,139
EUR	42,170	06/15/23	0.750%(A)	6 Month EURIBOR(2)(S)	46,498	308,756	262,258
EUR	65,160	09/19/23	0.500%(A)	6 Month EURIBOR(2)(S)	196,503	690,562	494,059
EUR	6,330	09/19/25	0.750%(A)	6 Month EURIBOR(2)(S)	22,421	82,573	60,152
EUR	5,680	06/21/28	1.500%(A)	6 Month EURIBOR(1)(S)	22,891	3,393	(19,498)
EUR	6,990	09/19/38	1.500%(A)	6 Month EURIBOR(1)(S)	6,048	(126,992)	(133,040)
EUR	3,730	09/19/48	1.500%(A)	6 Month EURIBOR(1)(S)	61,781	(32,425)	(94,206)
GBP	34,640	09/19/20	1.000%(S)	6 Month GBP LIBOR(2)(S)	(76,003)	(71,731)	4,272
GBP	48,180	09/19/23	1.250%(S)	6 Month GBP LIBOR(1)(S)	328,395	282,267	(46,128)
GBP	23,790	11/21/23	1.200%(S)	6 Month GBP LIBOR(2)(S)	(360,666)	(262,757)	97,909
GBP	2,250	09/19/28	1.500%(S)	6 Month GBP LIBOR(1)(S)	23,161	14,053	(9,108)
GBP	14,330	11/21/28	1.400%(S)	6 Month GBP LIBOR(1)(S)	379,000	300,878	(78,122)
GBP	18,330	12/14/37	1.750%(S)	6 Month GBP LIBOR(1)(S)	50,711	92,977	42,266
GBP	490	09/19/48	1.500%(S)	6 Month GBP LIBOR(2)(S)	(20,804)	(20,588)	216
JPY	145,050	06/14/38	1.250%(S)	6 Month JPY LIBOR(1)(S)	(10,972)	(24,075)	(13,103)
JPY	146,640	06/16/48	1.500%(S)	6 Month JPY LIBOR(1)(S)	(30,098)	(30,552)	(454)

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
JPY	920,340	09/19/48	1.000%(S)	6 Month JPY LIBOR(1)(S)	$(285,143)	$(352,200)	$(67,057)
MXN	23,000	06/17/20	7.600%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,014)	(11,281)	(10,267)
NOK	169,700	09/19/20	1.450%(A)	3 Month NIBOR(2)(Q)	11,086	8,043	(3,043)
NOK	166,500	09/19/20	1.600%(A)	6 Month NIBOR(2)(S)	29,845	38,733	8,888
NZD	11,990	09/19/23	2.750%(S)	3 Month BBR(1)(Q)	18,951	(61,925)	(80,876)
NZD	5,930	06/21/28	4.000%(S)	3 Month BBR(1)(Q)	(16,429)	(66,804)	(50,375)
NZD	11,440	09/19/28	3.250%(S)	3 Month BBR(1)(Q)	3,924	(127,855)	(131,779)
SEK	305,380	09/15/18	(0.330)%(A)	3 Month STIBOR(2)(Q)	5,648	1,154	(4,494)
SEK	702,890	09/19/20	0.100%(A)	3 Month STIBOR(1)(Q)	(187,409)	(298,791)	(111,382)
SEK	758,810	12/16/21	0.500%(A)	3 Month STIBOR(1)(Q)	487,652	(160,091)	(647,743)
SEK	256,360	09/19/22	0.500%(A)	3 Month STIBOR(1)(Q)	(58,170)	(225,795)	(167,625)
SEK	732,630	09/19/23	0.750%(A)	3 Month STIBOR(1)(Q)	(558,519)	(1,075,535)	(517,016)
SEK	84,140	11/02/27	2.000%(A)	3 Month STIBOR(1)(Q)	4,068	(109,798)	(113,866)
SEK	83,280	12/21/27	2.250%(A)	3 Month STIBOR(1)(Q)	(149,629)	(204,889)	(55,260)
SEK	48,580	09/19/28	1.250%(A)	3 Month STIBOR(1)(Q)	55,827	(36,081)	(91,908)
	146,500	11/20/20	2.139%(S)	3 Month LIBOR(2)(Q)	(214,726)	(2,173,250)	(1,958,524)
	69,360	09/19/23	2.250%(S)	3 Month LIBOR(2)(Q)	(2,321,907)	(2,115,696)	206,211
	64,240	11/20/23	2.275%(S)	3 Month LIBOR(1)(Q)	125,703	1,924,042	1,798,339
	27,820	02/28/25	2.882%(S)	3 Month LIBOR(1)(Q)	141,719	6,159	(135,560)
	8,740	12/21/27	2.750%(S)	3 Month LIBOR(2)(Q)	(125,660)	(76,482)	49,178
	2,800	09/19/28	2.500%(S)	3 Month LIBOR(1)(Q)	138,121	107,928	(30,193)
	4,660	06/16/37	2.750%(S)	3 Month LIBOR(2)(Q)	(124,209)	(86,602)	37,607
	750	11/15/43	2.609%(S)	3 Month LIBOR(2)(Q)	(29,196)	(46,718)	(17,522)
	3,130	06/17/47	2.500%(S)	3 Month LIBOR(2)(Q)	(80,961)	(61,570)	19,391
	39,410	06/15/48	3.000%(S)	3 Month LIBOR(2)(Q)	19,529	319,207	299,678
	670	09/19/48	2.500%(S)	3 Month LIBOR(2)(Q)	(78,424)	(60,662)	17,762

					$(3,630,912)	$(4,068,899)	$(437,987)

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
KRW	42,285,220	03/21/20	2.000%(Q)	3 Month KWCDC(2)(Q)	$51,577	$4,331	$47,246	Bank of America

Cash and foreign currency of $5,462,880 has been segregated with Credit Suisse First Boston Corp. to cover the requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total Return swap agreements outstanding at June 30, 2018:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Citigroup Global Markets	10/11/18	EGP	7,340	Pay or receive annually amounts based on market value fluctuation of Egypt Treasury Bill	$(20,247)	$—	$(20,247)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$221,312	$—	$47,246	$(677,221)

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$101,399,974	$—
Home Equity Loans	—	3,768,157	—
Residential Mortgage-Backed Securities	—	6,687,786	—
Student Loans	—	65,314,492	—
Corporate Bonds
Belgium	—	4,864,540	—
Canada	—	2,290,813	—
China	—	1,576,360	—
France	—	14,456,129	—
Germany	—	68,491,542	—
India	—	904,894	—
Ireland	—	6,004,943	—
Italy	—	1,765,143	—
Japan	—	597,480	—
Mexico	—	1,174,389	—
Netherlands	—	3,021,363	—
Russia	—	202,803	—
Spain	—	1,880,593	—
Supranational Bank	—	4,631,131	—
Switzerland	—	9,269,101	—
United Kingdom	—	12,060,909	—
United States	—	71,989,106	—
Venezuela	—	1,625,400	—
Municipal Bonds	—	3,623,153	—
Residential Mortgage-Backed Securities	—	46,058,140	1,350,000
Sovereign Bonds	—	252,113,990	—
U.S. Government Agency Obligations	—	127,327,965	—
U.S. Treasury Obligations	—	1,288,813	—
Affiliated Mutual Funds	44,424,457	—	—
Commercial Paper	—	38,019,817	—
Other Financial Instruments*
Forward Commitment Contract	—	(32,797,501)	—
Futures Contracts	992,429	—	—
OTC Forward Foreign Currency Exchange Contracts	—	219,306	—
OTC Cross Currency Exchange Contracts	—	(1,077,930)	—
OTC Credit Default Swap Agreement	—	(439,993)	—
Centrally Cleared Credit Default Swap Agreements	—	(36,908)	—
Centrally Cleared Interest Rate Swap Agreements	—	(437,987)	—
OTC Interest Rate Swap Agreements	—	51,577	—
OTC Total Return Swap Agreements	—	(20,247)	—

Total	$45,416,886	$817,869,243	$1,350,000

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Sovereign Bonds	31.9%
U.S. Government Agency Obligations	16.1
Banks	13.7
Collateralized Loan Obligations	12.9
Student Loans	8.3
Residential Mortgage-Backed Securities	6.8
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	5.6
Commercial Paper	4.8
Telecommunications	1.6
Diversified Financial Services	1.3
Insurance	1.2
Pharmaceuticals	1.0
Pipelines	0.9
Oil & Gas	0.7
Multi-National	0.6
Media	0.6
Chemicals	0.6
Aerospace & Defense	0.5

Beverages	0.5%
Electric	0.5
Software	0.5
Home Equity Loans	0.5
Municipal Bonds	0.5
Healthcare-Products	0.4
Internet	0.3
Retail	0.3
Mining	0.2
Real Estate Investment Trusts (REITs)	0.2
Agriculture	0.2
U.S. Treasury Obligation	0.2
Semiconductors	0.1
Real Estate	0.1
Biotechnology	0.1
Investment Companies	0.1
Iron/Steel	0.0 *
Foods	0.0 *

113.8
Liabilities in excess of other assets	(13.8)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$107,163	*	Due from/to broker — variation margin swaps	$144,071	*
Credit contracts	Premiums paid for OTC swap agreements	216,981		—	—
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	656,974
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	727,644		Unrealized depreciation on OTC cross currency exchange contracts	1,805,574
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	7,521,630		Unrealized depreciation on OTC forward foreign currency exchange contracts	7,302,324
Interest rate contracts	Due from/to broker — variation margin futures	1,167,629	*	Due from/to broker — variation margin futures	175,200	*
Interest rate contracts	Due from/to broker — variation margin swaps	4,424,010	*	Due from/to broker — variation margin swaps	4,861,997	*
Interest rate contracts	Premiums paid for OTC swap agreements	4,331		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	47,246		Unrealized depreciation on OTC swap agreements	20,247

Total		$14,216,634			$14,966,387

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only settled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$(841,235)
Foreign exchange contracts	—	—	(4,739,992)	—
Interest rate contracts	(31,884)	(114,174)	—	(455,280)

Total	$(31,884)	$(114,174)	$(4,739,992)	$(1,296,515)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$1,076,184
Foreign exchange contracts	—	—	440,391	—
Interest rate contracts	(56,522)	1,187,582	—	1,967,121

Total	$(56,522)	$1,187,582	$440,391	$3,043,305

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts- Long Positions(4)	Futures Contracts- Short Positions(4)	Forward Foreign Currency Exchange Contracts- Purchased(3)	Forward Foreign Currency Exchange Contracts- Sold(3)	Cross Currency Exchange Contracts(2)
$21,256	$224,358,194	$226,808,995	$353,135,633	$625,080,872	$181,668,107

Inflation Swap Agreements(4)	Interest Rate Swap Agreements(4)	Credit Default Swap Agreements- Buy Protection(4)	Credit Default Swap Agreements- Sell Protection(4)	Total Return Swap Agreements(4)
$16,084,546	$1,581,407,789	$80,482,536	$24,125,892	$416,148

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$7,349,679	$(7,349,679)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$51,577	$—	$51,577	$(50,000)	$1,577
Citigroup Global Markets	216,981	(677,221)	(460,240)	460,240	—
Morgan Stanley	8,249,274	(9,107,898)	(858,624)	858,624	—

	$8,517,832	$(9,785,119)	$(1,267,287)	$1,268,864	$1,577

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $7,349,679:
Unaffiliated investments (cost $854,142,483)	$853,758,926
Affiliated investments (cost $44,424,457)	44,424,457
Cash	3,921,619
Foreign currency, at value (cost $228,480)	226,837
Deposit with broker for futures	1,776,464
Receivable for investments sold	185,028,420
Cash segregated for counterparty - OTC	13,200,000
Unrealized appreciation on OTC forward foreign currency contracts	7,521,630
Deposit with broker for centrally cleared swaps	5,462,880
Dividends and interest receivable	3,760,471
Unrealized appreciation on OTC cross currency exchange contracts	727,644
Due from broker-variation margin futures	340,630
Premiums paid for OTC swap agreements	221,312
Unrealized appreciation on OTC swap agreements	47,246
Tax reclaim receivable	41,406
Receivable for portfolio shares sold	5,384
Prepaid expenses	833

Total Assets	1,120,466,159

LIABILITIES:
Payable for investments purchased	280,645,234
Forward commitment contracts, at value (proceeds receivable $32,726,094)	32,797,501
Payable to broker for collateral for securities on loan	7,505,149
Unrealized depreciation on OTC forward foreign currency contracts	7,302,324
Unrealized depreciation on OTC cross currency exchange contracts	1,805,574
Unrealized depreciation on OTC swap agreements	677,221
Management fees payable	166,426
Due to broker-variation margin swaps	154,223
Accrued expenses and other liabilities	85,798
Cash segregated from counterparty - OTC	50,000
Distribution fee payable	26,949
Payable for portfolio shares repurchased	367
Affiliated transfer agent fee payable	365

Total Liabilities	331,217,131

NET ASSETS	$789,249,028

Net assets were comprised of:
Partners Equity	$789,249,028

Net asset value and redemption price per share, $789,249,028 / 74,370,095 outstanding shares of beneficial interest	$10.61

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income (net) (foreign withholding tax $57,586, of which $18,576 is reimbursable by an affiliate)	$8,022,118
Affiliated dividend income	262,293
Income from securities lending, net (including affiliated income of $7,306)	7,313

8,291,724

EXPENSES
Management fees	2,480,408
Distribution fee	985,059
Custodian and accounting fees	82,593
Audit fee	28,117
Trustees’ fees	8,688
Legal fees and expenses	5,794
Shareholders’ reports	5,561
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	12,446

Total expenses	3,612,132
Less: Fee waivers and/or expense reimbursement	(47,283)

Net expenses	3,564,849

NET INVESTMENT INCOME (LOSS)	4,726,875

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(338))	(1,589,238)
Futures transactions	(114,174)
Swap agreements transactions	(1,296,515)
Forward and cross currency contracts transactions	(4,739,992)
Foreign currency transactions	3,787,555

(3,952,364)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $241)	(12,493,834)
Futures	1,187,582
Swap agreements	3,043,305
Forward and cross currency contracts	440,391
Foreign currencies	(124,435)

(7,946,991)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(11,899,355)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,172,480)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,726,875	$10,268,567
Net realized gain (loss) on investment and foreign currency transactions	(3,952,364)	(2,482,492)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,946,991)	8,530,118

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,172,480)	16,316,193

FUND SHARE TRANSACTIONS:
Fund share sold [4,254,807 and 6,708,027 shares, respectively]	45,293,152	71,259,981
Fund share repurchased [4,676,531 and 7,447,257 shares, respectively]	(49,751,715)	(79,120,238)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(4,458,563)	(7,860,257)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,631,043)	8,455,936
NET ASSETS:
Beginning of period	800,880,071	792,424,135

End of period	$789,249,028	$800,880,071

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 67.0%
ASSET-BACKED SECURITIES — 33.1%
Collateralized Loan Obligations — 20.4%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A, 3 Month LIBOR + 1.420%, 144A
3.778%(c)	05/01/26	4,757	$4,757,328
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A
3.608%(c)	07/16/29	1,500	1,503,682
CFIP CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 3 Month LIBOR + 1.320%, 144A
3.662%(c)	07/13/29	2,200	2,207,258
Cutwater Ltd. (Cayman Islands),
Series 2014-1A, Class A1AR, 3 Month LIBOR + 1.250%, 144A
3.598%(c)	07/15/26	1,550	1,549,410
Series 2015-1A, Class A2, 3 Month LIBOR + 1.530%, 144A
3.878%(c)	07/15/27	5,850	5,853,260
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2015-2A, Class A, 3 Month LIBOR + 1.390%, 144A
3.750%(c)	07/25/27	4,000	3,998,247
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-6RA, Class A1, 3 Month LIBOR + 1.150%, 144A
3.598%(c)	04/25/30	3,050	3,055,786
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 3 Month LIBOR + 0.750%, 144A
3.089%(c)	04/15/29	2,300	2,279,245
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 3 Month LIBOR + 0.800%, 144A
3.155%(c)	01/18/28	3,450	3,427,014
OCP CLO Ltd. (Cayman Islands),
Series 2015-10A, Class A1R, 3 Month LIBOR + 0.820%, 144A
3.182%(c)	10/26/27	1,550	1,549,600
Series 2015-8A, Class A1R, 3 Month LIBOR + 0.850%, 144A
3.203%(c)	04/17/27	1,550	1,549,703
Series 2015-9A, Class A1R, 3 Month LIBOR + 0.800%, 144A
3.148%(c)	07/15/27	1,550	1,548,792
Octagon Investment Partners 24 Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A
3.231%(c)	05/21/27	3,150	3,149,132
OFSI Fund Ltd. (Cayman Islands),
Series 2014-7A, Class AR, 3 Month LIBOR + 0.900%, 144A
3.255%(c)	10/18/26	3,600	3,594,411
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 3 Month LIBOR + 0.740%, 144A
3.088%(c)	10/15/25	1,280	1,274,926

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Saranac CLO Ltd. (United Kingdom),
Series 2014-2A, Class A1AR, 3 Month LIBOR + 1.230%, 144A
3.561%(c)	11/20/29	1,550	$1,557,395
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-5RA, Class A, 3 Month LIBOR + 1.100%, 144A
3.463%(c)	05/07/31	1,850	1,852,539
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-2RA, Class A1, 3 Month LIBOR + 0.950%, 144A
3.298%(c)	04/15/29	1,550	1,549,140
TCW CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A, 3 Month LIBOR + 1.280%, 144A
3.639%(c)	07/29/29	1,500	1,501,814
TICP CLO Ltd. (Cayman Islands),
Series 2018-10A, Class A, 3 Month LIBOR + 1.000%, 144A
3.350%(c)	04/20/31	1,500	1,498,293
Trinitas CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 3 Month LIBOR + 1.180%, 144A
3.528%(c)	07/15/26	7,400	7,399,005
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1SR, 3 Month LIBOR + 0.890%, 144A
3.238%(c)	04/15/29	1,550	1,548,122
Venture CLO Ltd. (Cayman Islands),
Series 2014-18A, Class AR, 3 Month LIBOR + 1.220%, 144A
3.568%(c)	10/15/29	2,100	2,106,191
WhiteHorse Ltd. (Cayman Islands),
Series 2014-9A, Class AR, 3 Month LIBOR + 1.160%, 144A
3.513%(c)	07/17/26	1,800	1,799,768

			62,110,061

Other — 1.2%
Arbor Realty Commercial Real Estate Ltd. (Cayman Islands),
Series 2018-FL1, Class A, 1 Month LIBOR + 1.150%, 144A
3.059%(c)	06/15/28	3,200	3,191,192
Ready Capital Mortgage Financing LLC,
Series 2018-FL2, Class A, 1 Month LIBOR + 0.850%, 144A
2.830%(c)	06/25/35	500	499,859

			3,691,051

Residential Mortgage-Backed Securities — 0.7%
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB8, Class AF2
3.741%	12/25/35	37	37,044
Series 2005-CB8, Class AF3
3.741%	12/25/35	700	701,579
Lehman XS Trust,
Series 2007-3, Class 1BA2, 6 Month LIBOR + 0.500%
2.967%(c)	03/25/37	1,314	1,269,569

			2,008,192

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Student Loans — 10.8%
Academic Loan Funding Trust,
Series 2012-1A, Class A2, 1 Month LIBOR + 1.100%, 144A
3.191%(c)	12/27/44	1,516	$1,526,905
Access Group, Inc.,
Series 2015-1, Class A, 1 Month LIBOR + 0.700%, 144A
2.791%(c)	07/25/56	907	905,287
ECMC Group Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.350%, 144A
3.441%(c)	07/26/66	1,220	1,240,119
Series 2018-1A, Class A, 1 Month LIBOR + 0.750%, 144A
2.841%(c)	02/27/68	3,036	3,039,328
EFS Volunteer LLC,
Series 2012-1, Class A2, 1 Month LIBOR + 1.350%, 144A
3.441%(c)	03/25/36	1,550	1,580,689
Series 2012-1, Class A3, 1 Month LIBOR + 1.000%, 144A
3.091%(c)	04/25/33	950	955,801
Montana Higher Education Student Assistance Corp.,
Series 2012-1, Class A3, 1 Month LIBOR + 1.050%
2.998%(c)	07/20/43	850	854,213
Navient Student Loan Trust,
Series 2016-5A, Class A, 1 Month LIBOR + 1.250%, 144A
3.341%(c)	06/25/65	2,625	2,693,845
Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A
3.241%(c)	03/25/66	1,253	1,276,429
Series 2017-2A, Class A, 1 Month LIBOR + 1.050%, 144A
3.141%(c)	12/27/66	2,261	2,294,797
Series 2017-5A, Class A, 1 Month LIBOR + 0.800%, 144A
2.891%(c)	07/26/66	2,754	2,778,901
Nelnet Student Loan Trust,
Series 2006-1, Class A6, 3 Month LIBOR + 0.450%, 144A
2.780%(c)	08/23/36	1,500	1,467,495
Northstar Education Finance, Inc.,
Series 2007-1, Class A1, Revenue Bonds
1.414%(cc)	04/28/30	247	245,194
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.150%, 144A
3.241%(c)	09/25/65	1,287	1,306,304
Scholar Funding Trust,
Series 2010-A, Class A, 3 Month LIBOR + 0.750%, 144A
3.109%(c)	10/28/41	658	655,751
SLM Student Loan Trust,
Series 2003-14, Class A5, 3 Month LIBOR + 0.230%
2.590%(c)	01/25/23	76	75,586
Series 2003-7A, Class A5A, 3 Month LIBOR + 1.200%, 144A
3.541%(c)	12/15/33	1,073	1,086,084
Series 2004-8A, Class A6, 3 Month LIBOR + 0.630%, 144A
2.990%(c)	01/25/40	750	754,180
Series 2005-5, Class A4, 3 Month LIBOR + 0.140%
2.500%(c)	10/25/28	2,150	2,142,596
Series 2006-10, Class A5A, 3 Month LIBOR + 0.100%
2.460%(c)	04/25/27	929	928,152
Series 2008-2, Class A3, 3 Month LIBOR + 0.750%
3.110%(c)	04/25/23	459	458,068
Series 2008-3, Class A3, 3 Month LIBOR + 1.000%
3.360%(c)	10/25/21	591	595,993

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
Series 2008-4, Class A4, 3 Month LIBOR + 1.650%
4.010%(c)	07/25/22	1,268	$1,294,328
Series 2008-5, Class A4, 3 Month LIBOR + 1.700%
4.060%(c)	07/25/23	1,119	1,148,692
Series 2008-6, Class A4, 3 Month LIBOR + 1.100%
3.460%(c)	07/25/23	798	804,371
Series 2008-8, Class A4, 3 Month LIBOR + 1.500%
3.860%(c)	04/25/23	500	511,728
Wachovia Student Loan Trust, Series 2005-1, Class A5, 3 Month LIBOR + 0.130%
2.490%(c)	01/26/26	131	130,523

			32,751,359

TOTAL ASSET-BACKED SECURITIES (cost $99,621,603)			100,560,663

BANK LOANS — 1.1%
Aerospace & Defense — 0.2%
Avolon TLB Borrower 1 (US) LLC,
Term B-3 Loan, 1 Month LIBOR + 2.000%
4.088%(c)	01/15/25	522	515,747

Electronic Equipment, Instruments & Components — 0.1%
EnergySolutions LLC,
Initial Term Loan, 3 Month LIBOR + 3.750%
6.084%(c)	05/09/25	375	375,703

Food Products — 0.1%
Shearer’s Foods LLC,
Term Loan (Second Lien), 1 Month LIBOR + 6.750%
8.844%(c)	06/30/22	425	395,781

Media — 0.2%
Getty Images, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.500%
5.594%(c)	10/18/19	638	614,957

Software — 0.0%
MA Financeco., LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	06/21/24	39	38,451

Technology — 0.4%
ION Trading Technology,
Term Loan
— %(p)	11/21/24	250	248,281
Microchip Technology, Inc.,
Initial Term Loan
4.100%	05/29/25	125	125,052
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.750%
4.844%(c)	06/21/24	261	259,676
SS&C Technologies, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.500%
4.594%(c)	04/16/25	375	374,749
Term B-4 Loan, 1 Month LIBOR + 2.500%
4.594%(c)	04/16/25	147	147,310

			1,155,068

Telecommunications — 0.1%
Windstream Services LLC,
New Tranche B-6 Term Loan, 1 Month LIBOR + 4.000%
6.090%(c)	03/29/21	289	273,235

TOTAL BANK LOANS (cost $3,374,461)			$3,368,942

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Bancorp Commercial Mortgage (The),
Series 2018-CR3, Class A, 1 Month LIBOR + 0.850%, 144A
2.923%(c)	01/15/33		925	924,665
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class E, 144A
3.912%(cc)	04/10/28		450	447,208
Citigroup Commercial Mortgage Trust,
Series 2015-SSHP, Class D, 1 Month LIBOR + 3.050%, 144A
5.123%(c)	09/15/27		300	300,891
CSMC LLC,
Series 2014-USA, Class E, 144A
4.373%	09/15/37		400	360,662
Exantas Capital Corp. (Cayman Islands),
Series 2018-RSO6, Class A, 1 Month LIBOR + 0.830%, 144A
2.791%(c)	06/15/35		1,150	1,149,224
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-CBM, Class E, 1 Month LIBOR + 3.850%, 144A
5.923%(c)	10/15/29		350	350,000
TPG Real Estate Finance 2018-FL-1 Issuer Ltd. (Cayman Islands),
Series 2018-FL1, Class A, 1 Month LIBOR + 0.750%, 144A
2.823%(c)	02/15/35		800	799,628

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,348,311)				4,332,278

CONVERTIBLE BOND — 0.0%
Oil & Gas — 0.0%
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20		50	47,722

(cost $44,690)
CORPORATE BONDS — 10.6%
Banks — 2.5%
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.125%	03/09/21		400	397,499
Credit Suisse AG (Switzerland),
Certificate of Deposit, 3 Month LIBOR + 0.320%
2.641%(c)	03/08/19		1,500	1,501,215
JPMorgan Chase Bank NA,
Unsec’d. Notes, EMTN, 144A
15.899%(s)	02/07/19	EGP	12,675	635,011
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes
7.000%	07/01/19		888	901,320
SMFG Preferred Capital USD 3 Ltd. (Japan),
Jr. Sub. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
9.500%	12/31/49		749	$751,217
Sumitomo Mitsui Banking Corp. (Japan),
Certificate of Deposit, 1 Month LIBOR + 0.330%
2.428%(c)	10/26/18		1,500	1,500,305
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Certificate of Deposit, 3 Month LIBOR + 0.060%
2.420%(c)	10/25/18		2,000	2,000,117

				7,686,684

Chemicals — 0.3%
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
5.125%	03/14/28		980	966,947

Computers — 0.1%
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26		370	359,825

Diversified Financial Services — 0.9%
Citigroup Global Markets Holdings Inc.,
Gtd. Notes, EMTN, 144A
17.280%(s)	01/17/19	EGP	36,700	1,857,381
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, MTN, 144A
16.909%(s)	11/01/18	EGP	8,000	420,610
Huarong Finance Co., Ltd. (China),
Gtd. Notes
4.750%	04/27/27		210	201,893
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	08/01/18		200	200,240

				2,680,124

Electric — 0.1%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		250	247,500

Healthcare-Services — 0.1%
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19		200	200,750
6.500%	02/15/20		150	155,719

				356,469

Industrial Conglomerates — 0.3%
Tyco International Holdings, Inc.,
144A
2.708%(s)	07/09/18		756	755,524

Insurance — 0.1%
AXA SA (France),
Jr. Sub. Notes, 3 Month LIBOR + 1.449%
6.463%(c)	12/14/49		250	244,375
Wand Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/23		100	101,500

				345,875

Iron/Steel — 0.1%
ABJA Investment Co. Pte Ltd. (India),
Gtd. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Iron/Steel (continued)
5.950%	07/31/24		200	$193,189
Sr. Unsec’d. Notes
5.450%	01/24/28		200	169,252

				362,441

Media — 0.3%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23		450	443,475
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20		150	157,455
DISH DBS Corp.,
Gtd. Notes(a)
5.875%	07/15/22		250	235,000
Meredith Corp.,
Gtd. Notes, 144A(a)
6.875%	02/01/26		115	113,419

				949,349

Mining — 0.1%
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.250%	04/01/23		300	300,000

Oil & Gas — 1.4%
Carrizo Oil & Gas, Inc.,
Gtd. Notes(a)
7.500%	09/15/20		536	539,350
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22		225	221,906
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%(d)	04/12/27		2,720	625,599
6.000%	10/28/22		10,960	1,972,799
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
5.125%	03/15/23	EUR	210	268,659
Reliance Holdings USA, Inc. (India),
Gtd. Notes(a)
5.400%	02/14/22		250	259,554
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes, 144A
3.667%	11/30/27		550	505,141

				4,393,008

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	02/15/25		200	194,749
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Sr. Sec’d. Notes
5.750%	10/15/20		145	145,911

				340,660

Pharmaceuticals — 0.9%
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
3.875%	12/15/23		1,150	$1,150,048
4.375%	12/15/28		1,075	1,077,044
Valeant Pharmaceuticals International, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	03/15/22		200	207,000
7.000%	03/15/24		225	235,901

				2,669,993

Pipelines — 0.7%
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19		300	297,000
Enterprise Products Operating LLC,
Gtd. Notes
6.066%	08/01/66		964	966,410
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24		375	355,143
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes(a)
4.125%	11/15/19		450	450,000

				2,068,553

Real Estate — 0.4%
China Evergrande Group (China),
Sr. Sec’d. Notes
8.750%	06/28/25		820	719,047
Kaisa Group Holdings Ltd. (China),
Sr. Sec’d. Notes
8.500%	06/30/22		200	161,441
9.375%	06/30/24		600	460,258

				1,340,746

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc.,
Sr. Unsec’d. Notes
5.000%	07/01/19		150	149,625

Semiconductors — 0.1%
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21		200	199,500

Software — 0.2%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25		300	283,830
CURO Financial Technologies Corp.,
Sr. Sec’d. Notes, 144A
12.000%	03/01/22		260	282,100

				565,930

Telecommunications — 1.8%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN	8,510	415,489
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/20		350	264,250
Frontier Communications Corp.,
Sec’d. Notes, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (continued)
8.500%	04/01/26	150	$144,750
Sr. Unsec’d. Notes(a)
8.125%	10/01/18	650	653,250
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20	100	99,500
7.500%	04/01/21	550	545,875
Gtd. Notes, 144A
9.750%	07/15/25	100	105,500
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
3.375%	06/12/22	100	96,808
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18	300	306,000
Sr. Unsec’d. Notes
7.000%	08/15/20	450	465,750
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	300	302,877
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.375%	11/15/33	200	197,000
7.200%	07/18/36	150	155,385
7.721%	06/04/38	350	376,250
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A(a)
5.000%	01/20/26	800	634,000
Windstream Services LLC/Windstream Finance Corp.,
Sr. Sec’d. Notes, 144A
8.625%	10/31/25	669	635,550

			5,398,234

TOTAL CORPORATE BONDS (cost $34,824,219)			32,136,987

MUNICIPAL BONDS — 1.2%
Illinois — 0.3%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	600	567,816
General Obligation Unlimited, BABS
7.350%	07/01/35	165	184,241

			752,057

Puerto Rico — 0.9%
Commonwealth of Puerto Rico (Puerto Rico),
General Obligation Unlimited(d)
5.000%	07/01/34	15	6,375
5.125%	07/01/31	75	31,875
5.250%	07/01/27	25	10,625
5.500%	07/01/26	15	6,300
5.500%	07/01/32	45	19,125
5.500%	07/01/39	110	46,200
5.625%	07/01/32	35	14,700
5.750%	07/01/41	80	33,600
5.875%	07/01/36	40	17,000
6.000%	07/01/34	35	14,700
6.000%	07/01/39	330	140,250

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
Puerto Rico (continued)
8.000%	07/01/35	1,055	$427,275
Puerto Rico Sales Tax Financing Corp. (Puerto Rico),
Revenue Bonds(d)
4.850%	08/01/36	15	12,619
5.000%	08/01/21	15	12,900
5.000%	08/01/40	100	86,000
5.000%	08/01/43	825	369,188
5.000%	08/01/46	175	150,500
5.250%	08/01/40	360	309,600
5.375%	08/01/38	170	76,075
5.375%	08/01/39	105	46,988
5.500%	08/01/28	50	22,375
5.750%	08/01/37	125	55,938
5.750%	08/01/57	80	68,800
6.000%	08/01/31	240	206,100
6.000%	08/01/32	40	34,350
6.000%	08/01/38	80	68,700
6.050%	08/01/37	40	34,350
6.050%	08/01/39	15	12,881
6.130%	08/01/28	15	12,881
6.130%	08/01/29	115	98,756
6.130%	08/01/30	50	42,938
6.130%	08/01/37	50	42,938
6.130%	08/01/38	85	72,994
6.500%	08/01/44	20	8,950
6.750%	08/01/32	360	161,100

			2,775,946

TOTAL MUNICIPAL BONDS (cost $3,536,438)			3,528,003

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 8.4%
Alternative Loan Trust,
Series 2006-HY11, Class A1, 1 Month LIBOR + 0.120%
2.211%(c)	06/25/36	1,048	975,137
BCAP LLC Trust,
Series 2007-AA1, Class 2A1, 1 Month LIBOR + 0.180%
2.271%(c)	03/25/37	1,520	1,484,412
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2007-OA3, Class A1, 1 Month LIBOR + 0.140%
2.231%(c)	07/25/47	1,182	1,117,297
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M2, 1 Month LIBOR + 4.250%
6.341%(c)	01/25/29	250	282,899
Fannie Mae REMICS,
Series 2010-135, Class AS, IO, 1 Month LIBOR x (1) + 5.950%
3.859%(c)	12/25/40	236	27,905
Series 2011-124, Class SC, IO, 1 Month LIBOR x (1) + 6.550%
4.459%(c)	12/25/41	837	126,692
Series 2012-5, Class SA, IO, 1 Month LIBOR x (1) + 5.950%
3.859%(c)	02/25/42	811	112,095
Series 2012-88, Class SB, IO, 1 Month LIBOR x (1) + 6.670%
4.579%(c)	07/25/42	468	76,223

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2013-96, Class SY, IO, 1 Month LIBOR x (1) + 6.150%
4.059%(c)	07/25/42	689	$93,216
Series 2013-130, Class SN, IO, 1 Month LIBOR x (1) + 6.650%
4.559%(c)	10/25/42	910	135,134
Series 2014-6, Class SA, IO, 1 Month LIBOR x (1) + 6.600%
4.509%(c)	02/25/44	891	128,286
Series 2014-19, Class MS, IO, 1 Month LIBOR x (1) + 6.600%
4.509%(c)	11/25/39	687	53,227
Series 2015-20, Class ES, IO, 1 Month LIBOR x (1) + 6.150%
4.059%(c)	04/25/45	655	99,778
Series 2015-22, Class DS, IO, 1 Month LIBOR x (1) + 6.200%
4.109%(c)	04/25/45	634	100,663
Series 2015-34, Class LS, IO, 1 Month LIBOR x (1) + 6.100%
4.009%(c)	06/25/45	1,231	181,623
Series 2015-79, Class SA, IO, 1 Month LIBOR x (1) + 6.250%
4.159%(c)	11/25/45	825	102,028
Series 2015-79, Class SE, IO, 1 Month LIBOR x (1) + 6.250%
4.159%(c)	11/25/45	493	63,758
Series 2016-1, Class SJ, IO, 1 Month LIBOR x (1) + 6.150%
4.059%(c)	02/25/46	1,344	254,478
Freddie Mac REMICS,
Series 3753, Class SK, IO, 1 Month LIBOR x (1) + 6.050%
3.977%(c)	11/15/38	280	13,853
Series 3852, Class SW, IO, 1 Month LIBOR x (1) + 6.000%
3.927%(c)	05/15/41	792	101,539
Series 4314, Class SE, IO, 1 Month LIBOR x (1) + 6.050%
3.977%(c)	03/15/44	1,553	241,304
Series 4431, Class ST, IO, 1 Month LIBOR x (1) + 6.100%
4.027%(c)	01/15/45	1,374	213,245
Series 4468, Class SY, IO, 1 Month LIBOR x (1) + 6.100%
4.027%(c)	05/15/45	608	91,034
Series 4473, Class AS, IO, 1 Month LIBOR x (1) + 5.600%
3.527%(c)	05/15/45	1,258	146,902
Series 4583, Class ST, IO, 1 Month LIBOR x (1) + 6.000%
3.927%(c)	05/15/46	2,742	511,127
Freddie Mac Strips,
Series 304, Class C45, IO
3.000%	12/15/27	845	69,829
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%
5.391%(c)	10/25/27	440	491,465
Series 2015-HQA2, Class M3, 1 Month LIBOR + 4.800%
6.891%(c)	05/25/28	325	380,427
Series 2016-DNA2, Class M3, 1 Month LIBOR + 4.650%
6.741%(c)	10/25/28	400	461,668
Series 2016-DNA3, Class M3, 1 Month LIBOR + 5.000%
7.091%(c)	12/25/28	300	351,794

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-DNA4, Class M3, 1 Month LIBOR + 3.800%
5.891%(c)	03/25/29	400	$445,247
Government National Mortgage Assoc.,
Series 2015-126, Class IM, IO
4.000%	09/20/45	1,275	218,972
Series 2015-126, Class IQ, IO
4.000%	09/20/45	1,200	206,091
Series 2010-9, Class XD, IO, 1 Month LIBOR x (1) + 6.600%
4.515%(c)	01/16/40	1,626	266,431
Series 2010-9, Class YD, IO, 1 Month LIBOR x (1) + 6.800%
4.715%(c)	01/16/40	637	104,150
Series 2010-20, Class SE, IO, 1 Month LIBOR x (1) + 6.250%
4.166%(c)	02/20/40	1,129	166,418
Series 2010-37, Class SG, IO, 1 Month LIBOR x (1) + 5.700%
3.616%(c)	03/20/40	676	88,834
Series 2010-101, Class S, IO, 1 Month LIBOR x (1) + 6.000%
3.916%(c)	08/20/40	1,816	247,559
Series 2011-50, Class PS, IO, 1 Month LIBOR x (1) + 6.100%
4.016%(c)	02/20/41	1,144	132,282
Series 2012-149, Class MS, IO, 1 Month LIBOR x (1) + 6.250%
4.166%(c)	12/20/42	681	95,850
Series 2013-113, Class SA, IO, 1 Month LIBOR x (1) + 6.700%
4.616%(c)	08/20/43	882	147,045
Series 2013-167, Class SG, IO, 1 Month LIBOR x (1) + 6.150%
4.066%(c)	11/20/43	465	70,952
Series 2014-56, Class ST, IO, 1 Month LIBOR x (1) + 6.100%
4.015%(c)	12/16/39	1,388	193,428
Series 2014-132, Class SL, IO, 1 Month LIBOR x (1) + 6.100%
4.016%(c)	10/20/43	1,273	163,177
Series 2014-180, Class PI, IO
4.000%	08/20/44	489	91,417
Series 2014-188, Class IB, IO
4.000%	12/20/44	865	140,208
Series 2015-57, Class AS, IO, 1 Month LIBOR x (1) + 5.600%
3.516%(c)	04/20/45	3,405	405,813
Series 2015-64, Class SG, IO, 1 Month LIBOR x (1) + 5.600%
3.516%(c)	05/20/45	1,759	215,432
Series 2015-95, Class GI, IO
4.500%	07/16/45	1,381	288,867
Series 2015-110, Class MS, IO, 1 Month LIBOR x (1) + 5.710%
3.626%(c)	08/20/45	3,339	420,461
Series 2015-111, Class IM, IO
4.000%	08/20/45	1,720	290,085
Series 2015-111, Class IW, IO

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
4.000%	06/20/45		576	$90,391
Series 2015-111, Class SM, IO, 1 Month LIBOR x (1) + 6.200%
4.116%(c)	08/20/45		485	63,521
Series 2015-112, Class SB, IO, 1 Month LIBOR x (1) + 5.740%
3.656%(c)	08/20/45		909	105,926
Series 2015-126, Class HS, IO, 1 Month LIBOR x (1) + 6.200%
4.116%(c)	09/20/45		930	123,783
Series 2015-129, Class IC, IO
4.500%	09/16/45		424	89,201
Series 2015-144, Class QS, IO, 1 Month LIBOR x (1) + 5.700%
3.616%(c)	10/20/45		408	42,681
Series 2015-159, Class HS, IO, 1 Month LIBOR x (1) + 6.200%
4.116%(c)	11/20/45		775	108,898
Series 2015-167, Class AS, IO, 1 Month LIBOR x (1) + 6.250%
4.166%(c)	11/20/45		752	106,185
Series 2015-168, Class SD, IO, 1 Month LIBOR x (1) + 6.200%
4.116%(c)	11/20/45		676	86,152
Series 2016-1, Class ST, IO, 1 Month LIBOR x (1) + 6.200%
4.116%(c)	01/20/46		482	67,823
Series 2016-6, Class SB, IO, 1 Month LIBOR x (1) + 5.650%
3.566%(c)	01/20/46		1,419	169,099
Series 2016-27, Class IA, IO
4.000%	06/20/45		1,328	203,728
Series 2016-88, Class S, IO, 1 Month LIBOR x (1) + 6.200%
4.116%(c)	01/20/46		1,151	171,403
GreenPoint MTA Trust,
Series 2005-AR1, Class A2, 1 Month LIBOR + 0.440%
2.531%(c)	06/25/45		727	692,190
Harben Finance PLC (United Kingdom),
Series 2017-1X, Class A, 3 Month GBP LIBOR + 0.800%
1.423%(c)	08/20/56	GBP	193	255,931
Impac Secured Assets Trust,
Series 2007-1, Class A2, 1 Month LIBOR + 0.160%
2.251%(c)	03/25/37		1,198	1,092,892
Lehman XS Trust,
Series 2005-7N, Class 1A1A, 1 Month LIBOR + 0.270%
2.361%(c)	12/25/35		1,461	1,447,876
London Wall Mortgage Capital PLC (United Kingdom),
Series 2017-FL1, Class A, 3 Month GBP LIBOR + 0.850%
1.490%(c)	11/15/49	GBP	1,307	1,725,772
Magnolia Finance XI DAC (Ireland),
Series 2015-1HWA, Class A, 3 Month EURIBOR + 2.750%, 144A^
2.750%(c)	04/20/20	EUR	1,297	1,510,240
Ripon Mortgages PLC (United Kingdom),
Series 1X, Class A1, 3 Month GBP LIBOR + 0.800%
1.423%(c)	08/20/56	GBP	187	247,999
Series 1X, Class A2, 3 Month GBP LIBOR + 0.800%

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
1.423%(c)	08/20/56	GBP	1,980	$2,621,679
Station Place Securitization Trust,
Series 2015-2, Class A, 1 Month LIBOR + 0.550%, 144A^
2.607%(c)	07/15/19		600	600,000
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR9, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%
2.558%(c)	08/25/46		1,075	1,006,138

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $27,164,522)				25,517,265

SOVEREIGN BONDS — 4.3%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.260%(cc)	12/31/38	EUR	100	68,316
2.500%(cc)	12/31/38		380	215,459
3.375%	01/15/23	EUR	980	1,035,723
5.250%	01/15/28	EUR	820	818,746
6.250%	11/09/47	EUR	150	135,799
6.875%	01/11/48		1,020	763,480
7.125%	06/28/2117		160	121,839
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
9.625%	06/02/27		420	390,053
9.650%	12/13/26		730	683,791
Sr. Unsec’d. Notes, 144A
7.875%	01/23/28		320	268,063
9.625%	06/02/27		510	473,637
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN, 144A
2.150%	07/18/24	EUR	240	282,206
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes, TIPS
0.100%	03/10/25	JPY	423,700	4,040,812
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	12,673	617,734
8.000%	11/07/47	MXN	104	5,405
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	3,827	194,458
8.000%	12/07/23	MXN	2,294	117,137
8.500%	11/18/38	MXN	1,673	91,500
South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41	ZAR	1,770	92,027
7.000%	02/28/31	ZAR	14,640	885,409
8.000%	01/31/30	ZAR	3,250	216,233
8.250%	03/31/32	ZAR	33	2,190
8.750%	01/31/44	ZAR	10,220	680,755
8.875%	02/28/35	ZAR	3,120	215,046
9.000%	01/31/40	ZAR	85	5,822
Sr. Unsec’d. Notes
6.250%	03/31/36	ZAR	4,305	226,854
Sri Lankan Government International Bond (Sri Lanka),
6.850%	11/03/25		400	387,016
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes(d)

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
6.000%	12/09/20	230	$60,375

TOTAL SOVEREIGN BONDS (cost $14,346,663)			13,095,885

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
Federal National Mortgage Assoc.
6.000%	05/01/34	789	870,528
6.000%	08/01/36	209	229,813
6.000%	09/01/36	214	235,071
6.000%	10/01/36	143	156,973
6.000%	04/01/37	66	72,724
6.000%	05/01/37	20	21,935
6.000%	12/01/37	520	572,347
6.000%	01/01/38	72	81,458
6.000%	01/01/40	70	79,210
6.000%	06/01/40	384	421,839
6.000%	06/01/40	159	174,859
6.000%	05/01/41	44	48,492
6.000%	06/01/41	200	220,188

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,226,627)			3,185,437

U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Bonds
3.000%	05/15/47	80	80,234
3.625%	02/15/44	2,300	2,565,848
U.S. Treasury Notes
1.625%	03/15/20	1,000	985,156
2.125%	09/30/24	13,000	12,497,266

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,509,709)			16,128,504

		Shares
COMMON STOCK — 0.5%
Oil, Gas & Consumable Fuels
Blue Ridge Mountain Resources, Inc.*^ (cost $2,334,460)		234,725	1,513,976

TOTAL LONG-TERM INVESTMENTS (cost $209,331,703)			203,415,662

SHORT-TERM INVESTMENTS — 30.3%
AFFILIATED MUTUAL FUNDS — 2.1%
PGIM Core Ultra Short Bond Fund(w)		3,711,423	3,711,423
PGIM Institutional Money Market Fund (cost $2,535,777; includes $2,530,751 of cash collateral for securities on loan)(b)(w)		2,535,524	2,535,777

TOTAL AFFILIATED MUTUAL FUNDS (cost $6,247,200)			6,247,200

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN TREASURY OBLIGATIONS — 20.8%
Japan Treasury Discount Bills
0.133%(s)	08/13/18	JPY	4,748,950	$42,899,599
0.139%(s)	07/30/18	JPY	2,237,250	20,209,188

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $63,416,558)				63,108,787

COMMERCIAL PAPER(n) — 7.2%
AT&T, Inc.
2.694%	10/05/18		2,303	2,286,512
2.695%	10/09/18		650	645,156
BAT Internatinal Finance PLC
2.510%	08/07/18		2,000	1,994,837
Duke Energy Corp.
2.379%	08/27/18		1,519	1,512,908
Ford Motor Credit Co.
Zero	02/20/19		2,000	1,964,613
Hewlett Packard Enterprise Co.
2.352%	07/10/18		759	758,550
HP, Inc.
2.404%	07/23/18		1,000	998,684
Marriott International
2.409%	07/05/18		2,000	1,999,252
2.459%	08/22/18		1,000	996,352
Mondelez Internationa, Inc.
2.619%	10/01/18		1,350	1,340,969
Nutrien Ltd.
2.359%	07/16/18		307	306,637
2.379%	07/18/18		461	460,389
Qualcomm International
2.364%	08/15/18		3,000	2,991,536
Sempra Energy Holdings, Inc.
2.722%	08/13/18		1,000	996,994
Southern Co. (The)
2.561%	08/30/18		608	605,427
Volkswagon Credit, Inc.
2.556%	08/13/18		1,010	1,006,964
2.608%	09/20/18		1,050	1,043,883

TOTAL COMMERCIAL PAPER (cost $21,910,762)				21,909,663

OPTIONS PURCHASED~* — 0.2%
TOTAL OPTIONS PURCHASED (cost $814,402)				520,130

TOTAL SHORT-TERM INVESTMENTS (cost $92,388,922)				91,785,780

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 97.3% (cost $301,720,625)				295,201,442

OPTIONS WRITTEN~* — (0.2)%
TOTAL OPTIONS WRITTEN (premiums received $813,750)				(543,638)

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Value
TOTAL INVESTMENTS NET OF OPTIONS WRITTEN — 97.1% (cost $300,906,875)	$294,657,804
OTHER ASSETS IN EXCESS OF LIABILITIES(Z) — 2.9%	8,952,703

NET ASSETS — 100.0%	$303,610,507

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,624,216 and 1.2% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,478,406; cash collateral of $2,530,751 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2018.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1- Year Interest Rate Swap, 04/16/22	Call	Citigroup Global Markets	04/14/20	2.25%	2.25%(S)	3 Month LIBOR(Q)	15,000	$35,735
1- Year Interest Rate Swap, 07/05/22	Call	Citigroup Global Markets	05/05/20	2.35%	2.35%(S)	3 Month LIBOR(Q)	50,500	147,425
2- Year Interest Rate Swap, 03/30/22	Put	Citigroup Global Markets	03/26/20	2.45%	3 Month LIBOR(Q)	2.45%(S)	15,900	49,637
2- Year Interest Rate Swap, 04/01/22	Put	JPMorgan Chase	03/30/20	2.35%	3 Month LIBOR(Q)	2.35%(S)	15,500	41,672
10- Year Interest Rate Swap, 01/25/29	Put	Citigroup Global Markets	01/23/19	2.45%	3 Month LIBOR(Q)	2.45%(S)	11,300	38,190
10- Year Interest Rate Swap, 01/29/29	Put	Citigroup Global Markets	01/25/19	2.40%	3 Month LIBOR(Q)	2.40%(S)	7,400	21,581
10- Year Interest Rate Swap, 02/15/29	Put	Citigroup Global Markets	02/13/19	2.75%	3 Month LIBOR(Q)	2.75%(S)	9,200	88,348
10- Year Interest Rate Swap, 03/06/29	Put	Bank of America	03/04/19	2.75%	3 Month LIBOR(Q)	2.75%(S)	5,000	51,180
10- Year Interest Rate Swap, 03/08/29	Put	JPMorgan Chase	03/06/19	2.75%	3 Month LIBOR(Q)	2.75%(S)	4,500	46,362

Total Options Purchased (cost $814,402)								$520,130

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 04/16/30	Call	Citigroup Global Markets	04/14/20	2.32%	3 Month LIBOR(Q)	2.32%(S)	3,300	$(34,344)
10- Year Interest Rate Swap, 07/05/30	Call	Citigroup Global Markets	05/05/20	2.38%	3 Month LIBOR(Q)	2.38%(S)	11,100	(132,586)
10- Year Interest Rate Swap, 03/30/30	Put	Citigroup Global Markets	03/26/20	2.53%	2.53%(S)	3 Month LIBOR(Q)	3,500	(51,042)

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 04/01/30	Put	JPMorgan Chase	03/30/20	2.45%	2.45%(S)	3 Month LIBOR(Q)	3,400	$(43,735)
30- Year Interest Rate Swap, 01/25/49	Put	Citigroup Global Markets	01/23/19	2.50%	2.50%(S)	3 Month LIBOR(Q)	5,000	(43,618)
30- Year Interest Rate Swap, 01/29/49	Put	Citigroup Global Markets	01/25/19	2.45%	2.45%(S)	3 Month LIBOR(Q)	3,300	(24,294)
30- Year Interest Rate Swap, 02/15/49	Put	Citigroup Global Markets	02/13/19	2.80%	2.80%(S)	3 Month LIBOR(Q)	4,100	(103,277)
30- Year Interest Rate Swap, 03/06/49	Put	Bank of America	03/04/19	2.80%	2.80%(S)	3 Month LIBOR(Q)	2,200	(58,043)
30- Year Interest Rate Swap, 03/08/49	Put	JPMorgan Chase	03/06/19	2.79%	2.79%(S)	3 Month LIBOR(Q)	2,000	(52,699)

Total Options Written (premiums received $813,750)								$(543,638)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
98	90 Day Euro Dollar	Sep. 2018	$23,898,525	$2,450
14	2 Year U.S. Treasury Notes	Sep. 2018	2,965,594	(1,482)
296	3 Year Australian Treasury Bonds	Sep. 2018	65,979,729	55,453
36	10 Year Euro-Bund	Sep. 2018	6,833,740	29,755
49	10 Year U.S. Treasury Notes	Sep. 2018	5,889,188	7,641
40	Short Euro-BTP	Sep. 2018	5,169,623	8,443

				102,260

Short Positions:
2	90 Day Euro Dollar	Dec. 2018	486,800	3,652
73	90 Day Euro Dollar	Jun. 2019	17,728,963	156,037
429	90 Day Euro Dollar	Dec. 2020	104,053,950	28,492
195	90 Day Euro Euribor	Dec. 2019	57,004,327	(14,189)
622	5 Year U.S. Treasury Notes	Sep. 2018	70,669,891	12,355
2	10 Year Japanese Bonds	Sep. 2018	2,724,834	(4,155)
3	10 Year U.S. Ultra Treasury Notes	Sep. 2018	384,703	(4,060)
47	20 Year U.S. Treasury Bonds	Sep. 2018	6,815,000	(98,660)
9	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	1,436,063	3,234
40	Euro-OAT	Sep. 2018	7,218,881	(32,173)

				50,533

				$152,793

Cash and foreign currency of $1,164,661 has been segregated with Barclays Capital Group to cover requirements for open futures contracts at June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/03/18	Morgan Stanley	ARS	61,683	$2,915,785	$2,122,940	$—	$(792,845)
Expiring 07/05/18	Morgan Stanley	ARS	14,769	576,460	507,157	—	(69,303)
Expiring 07/05/18	Morgan Stanley	ARS	9,966	471,442	342,221	—	(129,221)
Expiring 07/10/18	Morgan Stanley	ARS	14,844	576,460	506,887	—	(69,573)
Expiring 07/12/18	Morgan Stanley	ARS	21,911	1,033,513	746,532	—	(286,981)

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Argentine Peso (continued),
Expiring 07/19/18	Morgan Stanley	ARS	16,544	$777,714	$559,326	$—	$(218,388)
Expiring 07/31/18	Morgan Stanley	ARS	61,683	2,191,630	2,058,607	—	(133,023)
Expiring 08/10/18	Morgan Stanley	ARS	49,902	1,730,890	1,649,257	—	(81,633)
Expiring 08/10/18	Morgan Stanley	ARS	10,051	402,531	332,194	—	(70,337)
Expiring 08/15/18	Morgan Stanley	ARS	23,986	890,676	788,915	—	(101,761)
Expiring 08/15/18	Morgan Stanley	ARS	9,785	398,268	321,851	—	(76,417)
Expiring 08/17/18	Morgan Stanley	ARS	37,955	1,426,603	1,245,958	—	(180,645)
Australian Dollar,
Expiring 09/19/18	Morgan Stanley	AUD	10,741	8,009,902	7,950,560	—	(59,342)
Expiring 09/19/18	Morgan Stanley	AUD	3,161	2,344,114	2,340,036	—	(4,078)
Expiring 09/19/18	Morgan Stanley	AUD	1,644	1,221,382	1,216,861	—	(4,521)
Expiring 09/19/18	Morgan Stanley	AUD	822	607,365	608,639	1,274	—
Expiring 09/19/18	Morgan Stanley	AUD	819	608,152	606,215	—	(1,937)
Expiring 09/19/18	Morgan Stanley	AUD	819	608,002	606,020	—	(1,982)
Expiring 09/19/18	Morgan Stanley	AUD	809	603,938	598,745	—	(5,193)
Expiring 09/19/18	Morgan Stanley	AUD	804	612,129	595,246	—	(16,883)
Brazilian Real,
Expiring 07/03/18	Morgan Stanley	BRL	4,626	1,223,929	1,192,940	—	(30,989)
Expiring 07/03/18	Morgan Stanley	BRL	4,567	1,211,419	1,177,819	—	(33,600)
Expiring 07/03/18	Morgan Stanley	BRL	2,830	736,790	729,929	—	(6,861)
Expiring 07/03/18	Morgan Stanley	BRL	2,528	678,911	651,994	—	(26,917)
Expiring 07/03/18	Morgan Stanley	BRL	2,497	662,800	644,058	—	(18,742)
Expiring 07/03/18	Morgan Stanley	BRL	2,360	613,969	608,689	—	(5,280)
Expiring 07/03/18	Morgan Stanley	BRL	2,345	613,969	604,706	—	(9,263)
Expiring 07/03/18	Morgan Stanley	BRL	2,318	614,804	597,720	—	(17,084)
Expiring 07/03/18	Morgan Stanley	BRL	2,310	613,096	595,727	—	(17,369)
Expiring 07/03/18	Morgan Stanley	BRL	2,304	610,049	594,130	—	(15,919)
Expiring 07/03/18	Morgan Stanley	BRL	2,299	613,090	592,850	—	(20,240)
Expiring 07/03/18	Morgan Stanley	BRL	2,288	612,579	589,920	—	(22,659)
Expiring 07/03/18	Morgan Stanley	BRL	2,270	606,377	585,436	—	(20,941)
Expiring 07/03/18	Morgan Stanley	BRL	2,015	529,483	519,604	—	(9,879)
Expiring 07/03/18	Morgan Stanley	BRL	1,922	491,193	495,614	4,421	—
Expiring 08/02/18	Morgan Stanley	BRL	2,072	534,435	532,323	—	(2,112)
British Pound,
Expiring 08/14/18	Morgan Stanley	GBP	535	706,376	707,850	1,474	—
Expiring 09/19/18	Morgan Stanley	GBP	10,577	14,101,516	14,010,620	—	(90,896)
Expiring 09/19/18	Morgan Stanley	GBP	1,301	1,747,636	1,722,734	—	(24,902)
Expiring 09/19/18	Morgan Stanley	GBP	458	613,198	607,073	—	(6,125)
Expiring 09/19/18	Morgan Stanley	GBP	219	293,073	290,070	—	(3,003)
Canadian Dollar,
Expiring 09/19/18	Morgan Stanley	CAD	2,114	1,630,268	1,610,051	—	(20,217)
Expiring 09/19/18	Morgan Stanley	CAD	1,601	1,221,079	1,219,471	—	(1,608)
Expiring 09/19/18	Morgan Stanley	CAD	802	610,061	611,049	988	—
Expiring 09/19/18	Morgan Stanley	CAD	800	609,777	609,205	—	(572)
Expiring 09/19/18	Morgan Stanley	CAD	798	611,916	608,165	—	(3,751)
Expiring 09/19/18	Morgan Stanley	CAD	797	612,235	607,001	—	(5,234)
Expiring 09/19/18	Morgan Stanley	CAD	619	473,693	471,819	—	(1,874)
Expiring 09/19/18	Morgan Stanley	CAD	415	319,791	315,895	—	(3,896)
Expiring 09/19/18	Morgan Stanley	CAD	389	292,551	296,388	3,837	—
Chilean Peso,
Expiring 07/05/18	Morgan Stanley	CLP	615,081	963,171	941,380	—	(21,791)
Expiring 07/05/18	Morgan Stanley	CLP	385,489	613,982	589,990	—	(23,992)

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Chilean Peso (continued),
Expiring 08/06/18	Morgan Stanley	CLP	348,051	$534,435	$532,727	$—	$(1,708)
Chinese Renminbi,
Expiring 09/19/18	Morgan Stanley	CNH	7,977	1,214,787	1,198,654	—	(16,133)
Expiring 09/19/18	Morgan Stanley	CNH	4,777	718,955	717,792	—	(1,163)
Expiring 09/19/18	Morgan Stanley	CNH	4,033	607,721	605,968	—	(1,753)
Colombian Peso,
Expiring 07/23/18	Morgan Stanley	COP	622,939	212,909	212,303	—	(606)
Expiring 07/26/18	Morgan Stanley	COP	2,515,398	860,553	857,153	—	(3,400)
Expiring 08/22/18	Morgan Stanley	COP	9,676,131	3,302,659	3,293,058	—	(9,601)
Euro,
Expiring 08/31/18	Morgan Stanley	EUR	391	456,315	458,832	2,517	—
Expiring 09/19/18	Morgan Stanley	EUR	2,137	2,508,632	2,510,912	2,280	—
Expiring 09/19/18	Morgan Stanley	EUR	1,883	2,196,787	2,213,293	16,506	—
Expiring 09/19/18	Morgan Stanley	EUR	1,047	1,217,753	1,230,894	13,141	—
Expiring 09/19/18	Morgan Stanley	EUR	1,047	1,220,907	1,230,428	9,521	—
Expiring 09/19/18	Morgan Stanley	EUR	1,039	1,226,996	1,221,027	—	(5,969)
Expiring 09/19/18	Morgan Stanley	EUR	1,039	1,235,906	1,221,026	—	(14,880)
Expiring 09/19/18	Morgan Stanley	EUR	524	612,917	616,199	3,282	—
Expiring 09/19/18	Morgan Stanley	EUR	524	609,456	615,874	6,418	—
Expiring 09/19/18	Morgan Stanley	EUR	524	610,174	615,874	5,700	—
Expiring 09/19/18	Morgan Stanley	EUR	524	609,845	615,784	5,939	—
Expiring 09/19/18	Morgan Stanley	EUR	521	606,933	611,934	5,001	—
Expiring 09/19/18	Morgan Stanley	EUR	520	611,939	611,543	—	(396)
Expiring 09/19/18	Morgan Stanley	EUR	520	613,207	611,533	—	(1,674)
Expiring 09/19/18	Morgan Stanley	EUR	520	614,014	611,073	—	(2,941)
Hong Kong Dollar,
Expiring 09/19/18	Morgan Stanley	HKD	35,201	4,503,949	4,493,005	—	(10,944)
Expiring 09/19/18	Morgan Stanley	HKD	10,862	1,386,619	1,386,465	—	(154)
Indian Rupee,
Expiring 07/11/18	Morgan Stanley	INR	136,570	2,002,439	1,990,401	—	(12,038)
Expiring 07/19/18	Morgan Stanley	INR	42,744	625,747	622,352	—	(3,395)
Expiring 07/19/18	Morgan Stanley	INR	40,980	599,134	596,667	—	(2,467)
Indonesian Rupiah,
Expiring 07/02/18	Morgan Stanley	IDR	45,917,399	3,224,989	3,202,943	—	(22,046)
Expiring 07/27/18	Morgan Stanley	IDR	79,476,349	5,614,719	5,524,562	—	(90,157)
Expiring 07/27/18	Morgan Stanley	IDR	7,760,588	541,714	539,455	—	(2,259)
Expiring 07/27/18	Morgan Stanley	IDR	4,314,235	302,668	299,891	—	(2,777)
Expiring 07/27/18	Morgan Stanley	IDR	1,742,435	120,977	121,120	143	—
Expiring 08/16/18	Morgan Stanley	IDR	55,633,817	3,926,169	3,855,694	—	(70,475)
Japanese Yen,
Expiring 09/19/18	Morgan Stanley	JPY	342,987	3,125,681	3,116,126	—	(9,555)
Expiring 09/19/18	Morgan Stanley	JPY	268,297	2,440,890	2,437,542	—	(3,348)
Expiring 09/19/18	Morgan Stanley	JPY	134,044	1,221,000	1,217,823	—	(3,177)
Expiring 09/19/18	Morgan Stanley	JPY	133,747	1,218,737	1,215,128	—	(3,609)
Expiring 09/19/18	Morgan Stanley	JPY	132,828	1,218,293	1,206,776	—	(11,517)
Expiring 09/19/18	Morgan Stanley	JPY	132,507	1,212,715	1,203,861	—	(8,854)
Expiring 09/19/18	Morgan Stanley	JPY	67,148	612,291	610,053	—	(2,238)
Expiring 09/19/18	Morgan Stanley	JPY	66,950	609,828	608,255	—	(1,573)
Expiring 09/19/18	Morgan Stanley	JPY	66,443	610,000	603,648	—	(6,352)
Expiring 09/19/18	Morgan Stanley	JPY	63,190	577,453	574,098	—	(3,355)
Mexican Peso,
Expiring 09/19/18	Morgan Stanley	MXN	25,759	1,223,718	1,280,116	56,398	—

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Mexican Peso (continued),
Expiring 09/19/18	Morgan Stanley	MXN	10,700	$534,435	$531,767	$—	$(2,668)
Expiring 09/19/18	Morgan Stanley	MXN	8,536	412,060	424,214	12,154	—
Expiring 09/19/18	Morgan Stanley	MXN	5,150	242,304	255,940	13,636	—
New Taiwanese Dollar,
Expiring 07/09/18	Morgan Stanley	TWD	18,196	614,728	597,192	—	(17,536)
Expiring 07/27/18	Morgan Stanley	TWD	36,664	1,212,904	1,204,700	—	(8,204)
Expiring 07/27/18	Morgan Stanley	TWD	36,442	1,228,877	1,197,408	—	(31,469)
Expiring 07/27/18	Morgan Stanley	TWD	21,840	718,955	717,607	—	(1,348)
Expiring 07/27/18	Morgan Stanley	TWD	18,061	612,873	593,433	—	(19,440)
New Zealand Dollar,
Expiring 09/19/18	Morgan Stanley	NZD	14,939	10,500,946	10,118,905	—	(382,041)
Expiring 09/19/18	Morgan Stanley	NZD	1,692	1,176,537	1,146,375	—	(30,162)
Expiring 09/19/18	Morgan Stanley	NZD	887	603,744	600,717	—	(3,027)
Expiring 09/19/18	Morgan Stanley	NZD	870	607,507	589,214	—	(18,293)
Norwegian Krone,
Expiring 09/19/18	Morgan Stanley	NOK	9,925	1,214,984	1,222,658	7,674	—
Expiring 09/19/18	Morgan Stanley	NOK	5,092	625,925	627,317	1,392	—
Expiring 09/19/18	Morgan Stanley	NOK	4,944	609,827	609,016	—	(811)
Expiring 09/19/18	Morgan Stanley	NOK	1,976	243,062	243,394	332	—
Polish Zloty,
Expiring 09/19/18	Morgan Stanley	PLN	12,402	3,422,697	3,315,474	—	(107,223)
Russian Ruble,
Expiring 08/15/18	Morgan Stanley	RUB	10,521	165,242	166,671	1,429	—
Expiring 08/20/18	Morgan Stanley	RUB	45,310	718,955	717,373	—	(1,582)
Expiring 08/20/18	Morgan Stanley	RUB	16,161	253,540	255,870	2,330	—
Expiring 08/20/18	Morgan Stanley	RUB	16,127	251,835	255,328	3,493	—
Singapore Dollar,
Expiring 09/19/18	Morgan Stanley	SGD	997	732,800	733,044	244	—
Expiring 09/19/18	Morgan Stanley	SGD	916	670,556	673,320	2,764	—
Expiring 09/19/18	Morgan Stanley	SGD	903	666,579	664,227	—	(2,352)
South African Rand,
Expiring 09/19/18	Morgan Stanley	ZAR	103,360	7,743,554	7,453,564	—	(289,990)
Expiring 09/19/18	Morgan Stanley	ZAR	8,432	606,027	608,068	2,041	—
Expiring 09/19/18	Morgan Stanley	ZAR	8,410	607,835	606,498	—	(1,337)
Expiring 09/19/18	Morgan Stanley	ZAR	8,376	607,721	603,988	—	(3,733)
Expiring 09/19/18	Morgan Stanley	ZAR	8,300	607,940	598,540	—	(9,400)
Expiring 09/19/18	Morgan Stanley	ZAR	8,253	606,012	595,170	—	(10,842)
Expiring 09/19/18	Morgan Stanley	ZAR	5,487	398,422	395,649	—	(2,773)
Expiring 09/19/18	Morgan Stanley	ZAR	1,846	138,735	133,105	—	(5,630)
South Korean Won,
Expiring 07/05/18	Morgan Stanley	KRW	853,240	764,381	765,698	1,317	—
Expiring 07/09/18	Morgan Stanley	KRW	694,794	629,103	623,572	—	(5,531)
Expiring 07/09/18	Morgan Stanley	KRW	675,596	610,869	606,342	—	(4,527)
Expiring 07/09/18	Morgan Stanley	KRW	671,780	605,982	602,916	—	(3,066)
Expiring 07/09/18	Morgan Stanley	KRW	655,501	615,147	588,306	—	(26,841)
Expiring 07/26/18	Morgan Stanley	KRW	2,697,671	2,413,742	2,422,183	8,441	—
Expiring 08/03/18	Morgan Stanley	KRW	2,164,848	1,943,878	1,944,256	378	—
Swedish Krona,
Expiring 09/19/18	Morgan Stanley	SEK	2,827	318,386	317,605	—	(781)
Expiring 09/19/18	Morgan Stanley	SEK	2,566	292,247	288,303	—	(3,944)
Swiss Franc,
Expiring 09/19/18	Morgan Stanley	CHF	1,199	1,218,150	1,219,674	1,524	—

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Thai Baht,
Expiring 08/14/18	Morgan Stanley	THB	19,686	$615,613	$594,924	$—	$(20,689)
Turkish Lira,
Expiring 09/19/18	Morgan Stanley	TRY	5,760	1,191,497	1,210,119	18,622	—
Expiring 09/19/18	Morgan Stanley	TRY	2,362	490,384	496,163	5,779	—
Expiring 09/19/18	Morgan Stanley	TRY	1,176	245,280	246,965	1,685	—
Expiring 09/19/18	Morgan Stanley	TRY	1,154	242,911	242,385	—	(526)

				$175,273,390	$171,381,406	224,075	(4,116,059)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/03/18	Morgan Stanley	ARS	61,683	$2,250,398	$2,122,939	$127,459	$—
Expiring 07/05/18	Morgan Stanley	ARS	9,966	470,308	342,221	128,087	—
Australian Dollar,
Expiring 09/19/18	Morgan Stanley	AUD	3,280	2,410,974	2,427,717	—	(16,743)
Expiring 09/19/18	Morgan Stanley	AUD	1,646	1,207,849	1,218,391	—	(10,542)
Expiring 09/19/18	Morgan Stanley	AUD	1,640	1,206,727	1,213,821	—	(7,094)
Expiring 09/19/18	Morgan Stanley	AUD	1,608	1,215,651	1,190,332	25,319	—
Expiring 09/19/18	Morgan Stanley	AUD	827	610,128	612,150	—	(2,022)
Expiring 09/19/18	Morgan Stanley	AUD	822	605,867	608,682	—	(2,815)
Expiring 09/19/18	Morgan Stanley	AUD	820	604,293	606,810	—	(2,517)
Expiring 09/19/18	Morgan Stanley	AUD	817	608,086	604,846	3,240	—
Expiring 09/19/18	Morgan Stanley	AUD	805	608,082	595,837	12,245	—
Expiring 09/19/18	Morgan Stanley	AUD	763	562,316	564,566	—	(2,250)
Brazilian Real,
Expiring 07/03/18	Morgan Stanley	BRL	16,479	4,386,300	4,249,824	136,476	—
Expiring 07/03/18	Morgan Stanley	BRL	5,565	1,493,000	1,435,138	57,862	—
Expiring 07/03/18	Morgan Stanley	BRL	2,358	617,458	608,033	9,425	—
Expiring 07/03/18	Morgan Stanley	BRL	2,350	617,458	606,138	11,320	—
Expiring 07/03/18	Morgan Stanley	BRL	2,324	614,129	599,416	14,713	—
Expiring 07/03/18	Morgan Stanley	BRL	2,318	613,885	597,691	16,194	—
Expiring 07/03/18	Morgan Stanley	BRL	2,288	612,790	590,057	22,733	—
Expiring 07/03/18	Morgan Stanley	BRL	2,284	613,066	589,011	24,055	—
Expiring 07/03/18	Morgan Stanley	BRL	2,240	604,677	577,614	27,063	—
Expiring 07/03/18	Morgan Stanley	BRL	1,273	339,025	328,214	10,811	—
Expiring 08/02/18	Morgan Stanley	BRL	2,497	660,976	641,755	19,221	—
Expiring 08/02/18	Morgan Stanley	BRL	2,343	608,056	602,061	5,995	—
British Pound,
Expiring 08/14/18	Morgan Stanley	GBP	2,763	3,696,872	3,654,241	42,631	—
Expiring 08/14/18	Morgan Stanley	GBP	937	1,247,496	1,239,295	8,201	—
Expiring 08/14/18	Morgan Stanley	GBP	369	491,706	488,601	3,105	—
Expiring 09/19/18	Morgan Stanley	GBP	929	1,224,839	1,230,285	—	(5,446)
Expiring 09/19/18	Morgan Stanley	GBP	464	614,527	614,834	—	(307)
Expiring 09/19/18	Morgan Stanley	GBP	461	614,596	610,758	3,838	—
Expiring 09/19/18	Morgan Stanley	GBP	458	615,921	606,234	9,687	—
Expiring 09/19/18	Morgan Stanley	GBP	220	293,949	291,488	2,461	—
Canadian Dollar,
Expiring 09/19/18	Morgan Stanley	CAD	5,955	4,593,022	4,536,385	56,637	—
Expiring 09/19/18	Morgan Stanley	CAD	2,419	1,822,190	1,842,396	—	(20,206)
Expiring 09/19/18	Morgan Stanley	CAD	1,406	1,066,908	1,070,693	—	(3,785)

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Canadian Dollar (continued),
Expiring 09/19/18	Morgan Stanley	CAD	806	$606,134	$614,208	$—	$(8,074)
Expiring 09/19/18	Morgan Stanley	CAD	795	611,582	605,243	6,339	—
Expiring 09/19/18	Morgan Stanley	CAD	632	488,065	481,270	6,795	—
Expiring 09/19/18	Morgan Stanley	CAD	416	315,295	317,102	—	(1,807)
Expiring 09/19/18	Morgan Stanley	CAD	365	276,478	278,132	—	(1,654)
Expiring 09/19/18	Morgan Stanley	CAD	249	192,078	189,381	2,697	—
Chilean Peso,
Expiring 07/05/18	Morgan Stanley	CLP	1,000,570	1,580,429	1,531,370	49,059	—
Expiring 07/18/18	Morgan Stanley	CLP	615,081	963,171	941,421	21,750	—
Expiring 07/18/18	Morgan Stanley	CLP	386,840	611,846	592,083	19,763	—
Chinese Renminbi,
Expiring 09/19/18	Morgan Stanley	CNH	15,320	2,374,078	2,301,985	72,093	—
Expiring 09/19/18	Morgan Stanley	CNH	9,412	1,467,833	1,414,285	53,548	—
Expiring 09/19/18	Morgan Stanley	CNH	8,027	1,236,656	1,206,151	30,505	—
Expiring 09/19/18	Morgan Stanley	CNH	7,904	1,219,105	1,187,653	31,452	—
Expiring 09/19/18	Morgan Stanley	CNH	7,875	1,220,766	1,183,277	37,489	—
Expiring 09/19/18	Morgan Stanley	CNH	7,869	1,221,058	1,182,305	38,753	—
Expiring 09/19/18	Morgan Stanley	CNH	4,143	628,377	622,448	5,929	—
Expiring 09/19/18	Morgan Stanley	CNH	3,966	606,309	595,937	10,372	—
Expiring 09/19/18	Morgan Stanley	CNH	3,965	606,123	595,743	10,380	—
Colombian Peso,
Expiring 07/26/18	Morgan Stanley	COP	1,789,417	608,232	609,767	—	(1,535)
Czech Koruna,
Expiring 09/19/18	Morgan Stanley	CZK	14,585	673,783	658,552	15,231	—
Euro,
Expiring 08/31/18	Morgan Stanley	EUR	3,640	4,313,180	4,271,296	41,884	—
Expiring 09/19/18	Morgan Stanley	EUR	12,900	15,086,773	15,159,966	—	(73,193)
Expiring 09/19/18	Morgan Stanley	EUR	2,328	2,728,020	2,736,185	—	(8,165)
Expiring 09/19/18	Morgan Stanley	EUR	1,048	1,222,602	1,231,992	—	(9,390)
Expiring 09/19/18	Morgan Stanley	EUR	1,048	1,226,369	1,231,395	—	(5,026)
Expiring 09/19/18	Morgan Stanley	EUR	928	1,082,764	1,090,035	—	(7,271)
Expiring 09/19/18	Morgan Stanley	EUR	524	610,354	616,030	—	(5,676)
Expiring 09/19/18	Morgan Stanley	EUR	524	610,423	615,720	—	(5,297)
Expiring 09/19/18	Morgan Stanley	EUR	524	612,984	615,418	—	(2,434)
Expiring 09/19/18	Morgan Stanley	EUR	524	612,743	615,418	—	(2,675)
Expiring 09/19/18	Morgan Stanley	EUR	521	609,081	612,151	—	(3,070)
Expiring 09/19/18	Morgan Stanley	EUR	520	618,647	611,528	7,119	—
Expiring 09/19/18	Morgan Stanley	EUR	313	368,288	367,760	528	—
Hong Kong Dollar,
Expiring 09/19/18	Morgan Stanley	HKD	19,412	2,478,472	2,477,733	739	—
Expiring 09/19/18	Morgan Stanley	HKD	14,664	1,890,000	1,871,715	18,285	—
Expiring 09/19/18	Morgan Stanley	HKD	9,743	1,256,000	1,243,606	12,394	—
Expiring 09/19/18	Morgan Stanley	HKD	2,244	286,238	286,415	—	(177)
Indian Rupee,
Expiring 07/11/18	Morgan Stanley	INR	166,725	2,456,864	2,429,884	26,980	—
Expiring 07/11/18	Morgan Stanley	INR	82,914	1,226,136	1,208,409	17,727	—
Expiring 07/19/18	Morgan Stanley	INR	41,819	608,093	608,882	—	(789)
Expiring 07/19/18	Morgan Stanley	INR	41,713	609,145	607,346	1,799	—
Expiring 07/19/18	Morgan Stanley	INR	41,236	606,277	600,395	5,882	—
Expiring 07/19/18	Morgan Stanley	INR	26,114	382,677	380,216	2,461	—
Expiring 07/19/18	Morgan Stanley	INR	12,721	186,274	185,214	1,060	—

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Indonesian Rupiah,
Expiring 07/23/18	Morgan Stanley	IDR	3,361,399	$238,558	$233,788	$4,770	$—
Expiring 07/27/18	Morgan Stanley	IDR	8,782,989	629,253	610,523	18,730	—
Expiring 07/27/18	Morgan Stanley	IDR	8,708,395	614,728	605,338	9,390	—
Japanese Yen,
Expiring 07/30/18	Morgan Stanley	JPY	625,790	5,774,943	5,664,302	110,641	—
Expiring 07/30/18	Morgan Stanley	JPY	625,790	5,774,751	5,664,302	110,449	—
Expiring 07/30/18	Morgan Stanley	JPY	324,707	2,987,682	2,939,070	48,612	—
Expiring 08/08/18	Morgan Stanley	JPY	1,108,022	10,117,656	10,035,767	81,889	—
Expiring 08/13/18	Morgan Stanley	JPY	4,067,098	36,945,810	36,850,639	95,171	—
Expiring 08/13/18	Morgan Stanley	JPY	683,306	6,273,239	6,191,208	82,031	—
Expiring 09/19/18	Morgan Stanley	JPY	285,914	2,609,389	2,597,605	11,784	—
Expiring 09/19/18	Morgan Stanley	JPY	132,907	1,212,360	1,207,497	4,863	—
Expiring 09/19/18	Morgan Stanley	JPY	132,377	1,213,714	1,202,681	11,033	—
Expiring 09/19/18	Morgan Stanley	JPY	66,400	607,245	603,259	3,986	—
Expiring 09/19/18	Morgan Stanley	JPY	66,152	607,500	601,005	6,495	—
Mexican Peso,
Expiring 08/28/18	Morgan Stanley	MXN	27,906	1,346,449	1,391,364	—	(44,915)
Expiring 09/19/18	Morgan Stanley	MXN	58,717	2,803,667	2,918,042	—	(114,375)
Expiring 09/19/18	Morgan Stanley	MXN	5,124	244,085	254,661	—	(10,576)
New Taiwanese Dollar,
Expiring 07/09/18	Morgan Stanley	TWD	18,201	613,200	597,370	15,830	—
Expiring 07/16/18	Morgan Stanley	TWD	83,515	2,749,637	2,742,177	7,460	—
Expiring 07/16/18	Morgan Stanley	TWD	36,684	1,220,427	1,204,493	15,934	—
Expiring 07/16/18	Morgan Stanley	TWD	18,221	611,965	598,289	13,676	—
Expiring 07/27/18	Morgan Stanley	TWD	83,062	2,734,538	2,729,204	5,334	—
Expiring 07/27/18	Morgan Stanley	TWD	36,716	1,218,024	1,206,394	11,630	—
Expiring 07/27/18	Morgan Stanley	TWD	36,565	1,213,102	1,201,420	11,682	—
Expiring 07/27/18	Morgan Stanley	TWD	23,929	808,414	786,251	22,163	—
Expiring 07/27/18	Morgan Stanley	TWD	18,518	607,898	608,450	—	(552)
Expiring 07/27/18	Morgan Stanley	TWD	18,449	606,800	606,185	615	—
Expiring 07/27/18	Morgan Stanley	TWD	18,280	614,912	600,620	14,292	—
Expiring 07/27/18	Morgan Stanley	TWD	18,243	611,923	599,430	12,493	—
Expiring 07/27/18	Morgan Stanley	TWD	16,706	564,453	548,923	15,530	—
New Zealand Dollar,
Expiring 09/19/18	Morgan Stanley	NZD	1,758	1,208,315	1,191,007	17,308	—
Expiring 09/19/18	Morgan Stanley	NZD	1,753	1,209,216	1,187,366	21,850	—
Expiring 09/19/18	Morgan Stanley	NZD	1,749	1,200,998	1,184,674	16,324	—
Expiring 09/19/18	Morgan Stanley	NZD	1,448	989,681	980,698	8,983	—
Expiring 09/19/18	Morgan Stanley	NZD	1,199	828,725	811,782	16,943	—
Expiring 09/19/18	Morgan Stanley	NZD	870	612,143	589,337	22,806	—
Norwegian Krone,
Expiring 09/19/18	Morgan Stanley	NOK	4,932	608,093	607,643	450	—
Expiring 09/19/18	Morgan Stanley	NOK	2,361	291,019	290,831	188	—
Expiring 09/19/18	Morgan Stanley	NOK	2,228	278,991	274,526	4,465	—
Expiring 09/19/18	Morgan Stanley	NOK	1,889	233,866	232,733	1,133	—
Russian Ruble,
Expiring 08/20/18	Morgan Stanley	RUB	39,332	608,822	622,719	—	(13,897)
Expiring 08/20/18	Morgan Stanley	RUB	38,900	605,951	615,881	—	(9,930)
Expiring 08/20/18	Morgan Stanley	RUB	38,417	608,149	608,227	—	(78)
Expiring 08/20/18	Morgan Stanley	RUB	38,392	605,869	607,846	—	(1,977)
Singapore Dollar,
Expiring 09/19/18	Morgan Stanley	SGD	3,889	2,918,860	2,859,545	59,315	—

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
South African Rand,
Expiring 08/08/18	Morgan Stanley	ZAR	30,470	$2,423,284	$2,209,490	$213,794	$—
Expiring 09/19/18	Morgan Stanley	ZAR	8,506	608,012	613,400	—	(5,388)
Expiring 09/19/18	Morgan Stanley	ZAR	8,442	607,849	608,758	—	(909)
Expiring 09/19/18	Morgan Stanley	ZAR	8,422	607,766	607,298	468	—
Expiring 09/19/18	Morgan Stanley	ZAR	8,252	612,202	595,072	17,130	—
Expiring 09/19/18	Morgan Stanley	ZAR	6,491	469,072	468,086	986	—
Expiring 09/19/18	Morgan Stanley	ZAR	3,842	274,080	277,025	—	(2,945)
Expiring 09/19/18	Morgan Stanley	ZAR	3,657	266,853	263,728	3,125	—
South Korean Won,
Expiring 07/05/18	Morgan Stanley	KRW	853,240	793,195	765,698	27,497	—
Expiring 07/09/18	Morgan Stanley	KRW	2,697,671	2,412,879	2,421,137	—	(8,258)
Expiring 07/26/18	Morgan Stanley	KRW	5,034,424	4,507,094	4,520,307	—	(13,213)
Expiring 07/26/18	Morgan Stanley	KRW	1,225,769	1,104,244	1,100,592	3,652	—
Expiring 07/26/18	Morgan Stanley	KRW	853,240	764,737	766,107	—	(1,370)
Expiring 07/26/18	Morgan Stanley	KRW	689,406	617,134	619,004	—	(1,870)
Expiring 07/26/18	Morgan Stanley	KRW	684,617	613,429	614,704	—	(1,275)
Expiring 07/26/18	Morgan Stanley	KRW	678,030	606,792	608,789	—	(1,997)
Expiring 07/31/18	Morgan Stanley	KRW	714,714	641,695	641,820	—	(125)
Expiring 07/31/18	Morgan Stanley	KRW	681,418	608,246	611,920	—	(3,674)
Swedish Krona,
Expiring 09/19/18	Morgan Stanley	SEK	2,750	320,566	308,974	11,592	—
Expiring 09/19/18	Morgan Stanley	SEK	2,547	297,074	286,237	10,837	—
Thai Baht,
Expiring 08/14/18	Morgan Stanley	THB	19,990	608,871	604,132	4,739	—
Turkish Lira,
Expiring 09/19/18	Morgan Stanley	TRY	2,952	618,730	620,117	—	(1,387)
Expiring 09/19/18	Morgan Stanley	TRY	2,932	608,099	615,905	—	(7,806)
Expiring 09/19/18	Morgan Stanley	TRY	2,412	487,012	506,683	—	(19,671)
Expiring 09/19/18	Morgan Stanley	TRY	1,809	365,012	379,968	—	(14,956)
Expiring 09/19/18	Morgan Stanley	TRY	1,206	243,957	253,393	—	(9,436)
Expiring 09/19/18	Morgan Stanley	TRY	1,172	244,173	246,231	—	(2,058)

				$228,936,404	$226,901,143	2,537,859	(502,598)

						$2,761,934	$(4,618,657)

Cross currency exchange contracts outstanding at June 30, 2018:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
09/19/18	Buy	AUD	243	EUR	153	$—	$(77)	Morgan Stanley
09/19/18	Buy	AUD	354	GBP	198	—	(203)	Morgan Stanley
09/19/18	Buy	AUD	764	NZD	820	10,314	—	Morgan Stanley
09/19/18	Buy	AUD	822	NZD	882	11,161	—	Morgan Stanley
09/19/18	Buy	AUD	822	NZD	885	9,035	—	Morgan Stanley
09/19/18	Buy	AUD	828	EUR	524	—	(3,320)	Morgan Stanley
09/19/18	Buy	CAD	243	EUR	156	1,613	—	Morgan Stanley
09/19/18	Buy	CHF	602	EUR	520	1,584	—	Morgan Stanley
09/19/18	Buy	CHF	606	EUR	524	505	—	Morgan Stanley
09/19/18	Buy	CHF	2,808	EUR	2,417	15,554	—	Morgan Stanley
09/19/18	Buy	CNH	7,998	EUR	1,045	—	(26,322)	Morgan Stanley
09/19/18	Buy	EUR	204	PLN	886	3,031	—	Morgan Stanley

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2018 (continued):

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts (continued):
09/19/18	Buy	EUR	206	NOK	1,949	$1,801	$—	Morgan Stanley
09/19/18	Buy	EUR	207	PLN	891	5,296	—	Morgan Stanley
09/19/18	Buy	EUR	311	SEK	3,193	6,462	—	Morgan Stanley
09/19/18	Buy	EUR	375	SEK	3,892	2,920	—	Morgan Stanley
09/19/18	Buy	EUR	519	CAD	799	1,399	—	Morgan Stanley
09/19/18	Buy	EUR	520	GBP	457	5,278	—	Morgan Stanley
09/19/18	Buy	EUR	520	SEK	5,259	20,067	—	Morgan Stanley
09/19/18	Buy	EUR	520	SEK	529	16,077	—	Morgan Stanley
09/19/18	Buy	EUR	520	NZD	871	21,536	—	Morgan Stanley
09/19/18	Buy	EUR	520	NZD	873	20,044	—	Morgan Stanley
09/19/18	Buy	EUR	520	CZK	13,408	5,997	—	Morgan Stanley
09/19/18	Buy	EUR	524	SEK	5,399	8,706	—	Morgan Stanley
09/19/18	Buy	EUR	524	PLN	2,278	6,461	—	Morgan Stanley
09/19/18	Buy	EUR	524	SEK	5,457	2,326	—	Morgan Stanley
09/19/18	Buy	EUR	524	PLN	2,271	8,540	—	Morgan Stanley
09/19/18	Buy	EUR	524	HUF	172,454	1,302	—	Morgan Stanley
09/19/18	Buy	EUR	524	SEK	5,456	2,921	—	Morgan Stanley
09/19/18	Buy	EUR	524	JPY	67,219	5,304	—	Morgan Stanley
09/19/18	Buy	EUR	966	SEK	9,804	33,737	—	Morgan Stanley
09/19/18	Buy	EUR	1,039	GBP	911	13,950	—	Morgan Stanley
09/19/18	Buy	EUR	1,048	NZD	1,759	40,674	—	Morgan Stanley
09/19/18	Buy	EUR	1,049	NZD	1,766	36,755	—	Morgan Stanley
09/19/18	Buy	EUR	1,049	NZD	1,770	34,193	—	Morgan Stanley
09/19/18	Buy	EUR	1,049	AUD	1,651	10,894	—	Morgan Stanley
09/19/18	Buy	EUR	1,049	CAD	1,613	4,501	—	Morgan Stanley
09/19/18	Buy	EUR	1,051	CNH	7,883	50,697	—	Morgan Stanley
09/19/18	Buy	EUR	1,122	SEK	11,548	21,292	—	Morgan Stanley
09/19/18	Buy	EUR	2,030	NOK	19,247	14,471	—	Morgan Stanley
09/19/18	Buy	EUR	3,145	GBP	2,758	42,698	—	Morgan Stanley
09/19/18	Buy	GBP	182	AUD	322	2,590	—	Morgan Stanley
09/19/18	Buy	GBP	460	EUR	524	—	(6,392)	Morgan Stanley
09/19/18	Buy	GBP	460	EUR	523	—	(5,481)	Morgan Stanley
09/19/18	Buy	GBP	460	EUR	521	—	(2,771)	Morgan Stanley
09/19/18	Buy	GBP	509	EUR	577	—	(2,848)	Morgan Stanley
09/19/18	Buy	GBP	1,069	EUR	1,210	—	(5,064)	Morgan Stanley
09/19/18	Buy	HUF	167,903	EUR	520	—	(12,562)	Morgan Stanley
09/19/18	Buy	HUF	169,842	EUR	524	—	(10,731)	Morgan Stanley
09/19/18	Buy	HUF	170,974	EUR	524	—	(6,700)	Morgan Stanley
09/19/18	Buy	HUF	509,452	EUR	1,567	—	(26,564)	Morgan Stanley
09/19/18	Buy	HUF	1,126,316	EUR	3,501	—	(100,185)	Morgan Stanley
09/19/18	Buy	JPY	67,315	EUR	520	366	—	Morgan Stanley
09/19/18	Buy	NOK	1,977	EUR	209	—	(1,821)	Morgan Stanley
09/19/18	Buy	NOK	4,795	EUR	507	—	(5,557)	Morgan Stanley
09/19/18	Buy	NOK	4,950	EUR	524	—	(5,581)	Morgan Stanley
09/19/18	Buy	NOK	14,142	EUR	1,483	—	(838)	Morgan Stanley
09/19/18	Buy	NZD	884	AUD	820	—	(8,301)	Morgan Stanley
09/19/18	Buy	NZD	890	AUD	823	—	(6,389)	Morgan Stanley
09/19/18	Buy	NZD	891	AUD	823	—	(5,800)	Morgan Stanley
09/19/18	Buy	NZD	1,807	AUD	1,654	—	(662)	Morgan Stanley
09/19/18	Buy	PLN	1,494	EUR	348	—	(9,928)	Morgan Stanley
09/19/18	Buy	PLN	2,271	EUR	523	—	(7,843)	Morgan Stanley
09/19/18	Buy	PLN	16,914	EUR	3,937	—	(105,003)	Morgan Stanley
09/19/18	Buy	SEK	5,010	EUR	488	—	(10,839)	Morgan Stanley

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2018 (continued):

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts (continued):
09/19/18	Buy	SEK	5,024	EUR	486	$—	$(6,958)	Morgan Stanley
09/19/18	Buy	SEK	5,323	EUR	524	—	(17,897)	Morgan Stanley
09/19/18	Buy	SEK	5,339	EUR	524	—	(16,234)	Morgan Stanley
09/19/18	Buy	SEK	5,348	EUR	524	—	(15,004)	Morgan Stanley
09/19/18	Buy	SEK	10,131	EUR	971	—	(2,244)	Morgan Stanley
09/19/18	Buy	SEK	39,268	EUR	3,829	—	(86,907)	Morgan Stanley
09/19/18	Buy	SEK	70,366	EUR	6,943	—	(252,867)	Morgan Stanley
09/19/18	Buy	SEK	70,436	EUR	6,927	—	(226,370)	Morgan Stanley
09/19/18	Buy	SEK	78,049	EUR	7,657	—	(228,579)	Morgan Stanley
09/19/18	Buy	SGD	1,647	EUR	1,039	—	(10,426)	Morgan Stanley

						$502,052	$(1,241,268)

Credit default swap agreements outstanding at June 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
People’s Republic of China	06/20/19	1.000%(Q)	38,800	$(335,247)	$(188,309)	$(146,938)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%(Q)	3,510	(30,328)	(23,826)	(6,502)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	2,250	(19,441)	(34,628)	15,187	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	1,890	(16,330)	(12,495)	(3,835)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	1,690	(14,602)	(10,953)	(3,649)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	1,550	(13,393)	(16,840)	3,447	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	1,370	(11,838)	(17,809)	5,971	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	930	(8,036)	(6,077)	(1,959)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	900	(7,776)	(5,781)	(1,995)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	720	(6,221)	(5,063)	(1,158)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%(Q)	690	(5,957)	(6,745)	788	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	350	(3,024)	(2,137)	(887)	Bank of America
People’s Republic of China	06/20/19	1.000%(Q)	150	(1,296)	(1,018)	(278)	Bank of America
People’s Republic of China	06/20/19	1.000%(Q)	150	(1,296)	(945)	(351)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%(Q)	750	(13,089)	681	(13,770)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%(Q)	680	(11,868)	(153)	(11,715)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%(Q)	580	(10,122)	2,105	(12,227)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%(Q)	410	(7,156)	1,535	(8,691)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%(Q)	350	(6,109)	(642)	(5,467)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	260	(4,538)	419	(4,957)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%(Q)	230	(4,014)	502	(4,516)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%(Q)	200	(3,491)	(135)	(3,356)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%(Q)	140	(2,444)	306	(2,750)	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1) (continued):
People’s Republic of China	12/20/21	1.000%(Q)	410	$(7,111)	$(1,571)	$(5,540)	Barclays Capital Group
People’s Republic of China	12/20/21	1.000%(Q)	170	(2,949)	1,111	(4,060)	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%(Q)	40	(693)	158	(851)	Barclays Capital Group
People’s Republic of China	06/20/22	1.000%(Q)	930	(16,033)	(14,092)	(1,941)	Citigroup Global Markets
People’s Republic of China	06/20/22	1.000%(Q)	870	(14,998)	(14,369)	(629)	JPMorgan Chase
People’s Republic of China	12/20/22	1.000%(Q)	5,320	(84,129)	(121,458)	37,329	JPMorgan Chase
People’s Republic of China	12/20/22	1.000%(Q)	810	(12,809)	(16,006)	3,197	Barclays Capital Group

				$(676,338)	$(494,235)	$(182,103)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.EM.29.V1	06/20/23	1.000%(Q)	11,690	$241,670	$465,620	$223,950
CDX.NA.HY.30.V1	06/20/23	5.000%(Q)	17,295	(1,111,387)	(1,022,492)	88,895

				$(869,717)	$(556,872)	$312,845

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.NA.IG.30.V1	06/20/23	1.000%(Q)	7,725	0.673%	$132,562	$116,859	$(15,703)
iTraxx Europe Series 29.V1	06/20/23	1.000%(Q)	EUR 3,850	0.733%	68,503	60,103	(8,400)

					$201,065	$176,962	$(24,103)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	2,240	12/21/27	3.500%(S)	6 Month BBSW(1)(S)	$(22,980)	$(24,449)	$(1,469)
AUD	7,140	09/19/28	2.750%(S)	6 Month BBSW(2)(S)	(125,596)	(46,479)	79,117
CAD	21,520	09/21/20	2.000%(S)	3 Month CDOR(2)(S)	(125,229)	(108,799)	16,430
CAD	30,190	07/18/22	2.028%(S)	3 Month CDOR(2)(S)	(120,202)	(334,782)	(214,580)
CAD	630	09/19/23	2.250%(S)	3 Month CDOR(2)(S)	(5,942)	(5,291)	651
CAD	9,620	09/19/28	2.250%(S)	3 Month CDOR(2)(S)	(305,658)	(222,643)	83,015
CAD	4,640	07/20/48	2.540%(S)	3 Month CDOR(1)(S)	24,730	62,111	37,381
CHF	3,030	06/21/28	1.000%(A)	6 Month CHF LIBOR(2)(S)	(7,874)	9,595	17,469
EUR	39,790	09/21/20	0.100%(A)	3 Month EURIBOR(2)(Q)	189,640	278,576	88,936
EUR	4,490	10/15/20	0.100%(A)	6 Month EURIBOR(1)(S)	(24,761)	(24,930)	(169)
EUR	64,260	12/16/21	0.350%(A)	6 Month EURIBOR(2)(S)	(179,612)	193,611	373,223
EUR	39,500	06/15/23	0.750%(A)	6 Month EURIBOR(2)(S)	44,253	289,207	244,954
EUR	39,100	09/19/23	0.500%(A)	6 Month EURIBOR(2)(S)	117,914	414,379	296,465
EUR	610	09/19/25	0.750%(A)	6 Month EURIBOR(1)(S)	(2,198)	(7,957)	(5,759)
EUR	3,890	06/21/28	1.500%(A)	6 Month EURIBOR(1)(S)	15,652	2,324	(13,328)
EUR	610	09/19/28	1.000%(A)	6 Month EURIBOR(1)(S)	(3,467)	(5,390)	(1,923)
EUR	7,670	09/20/38	1.500%(A)	6 Month EURIBOR(1)(S)	5,996	(139,346)	(145,342)
EUR	2,550	09/21/48	1.500%(A)	6 Month EURIBOR(1)(S)	42,220	(22,167)	(64,387)
GBP	29,850	09/21/20	1.000%(S)	6 Month GBP LIBOR(2)(S)	(66,890)	(61,812)	5,078
GBP	34,790	09/19/23	1.250%(S)	6 Month GBP LIBOR(1)(S)	236,437	203,820	(32,617)
GBP	22,680	11/21/23	1.200%(S)	6 Month GBP LIBOR(2)(S)	(348,986)	(250,497)	98,489
GBP	2,600	09/19/28	1.500%(S)	6 Month GBP LIBOR(1)(S)	26,764	16,239	(10,525)
GBP	13,700	11/21/28	1.400%(S)	6 Month GBP LIBOR(1)(S)	366,980	287,650	(79,330)
GBP	12,370	12/14/37	1.750%(S)	6 Month GBP LIBOR(1)(S)	34,950	62,745	27,795
JPY	98,820	06/14/38	1.250%(S)	6 Month JPY LIBOR(1)(S)	(7,475)	(16,402)	(8,927)
JPY	99,430	06/16/48	1.500%(S)	6 Month JPY LIBOR(1)(S)	(20,408)	(20,716)	(308)
JPY	627,740	09/23/48	1.000%(S)	6 Month JPY LIBOR(1)(S)	(194,460)	(240,226)	(45,766)

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
MXN	27,350	06/17/20	7.600%(M)	28 Day Mexican Interbank Rate(2)(M)	$(1,206)	$(14,389)	$(13,183)
NOK	142,620	09/21/20	1.450%(A)	3 Month NIBOR(2)(Q)	9,317	6,760	(2,557)
NOK	113,700	09/21/20	1.600%(A)	6 Month NIBOR(2)(S)	20,373	26,450	6,077
NZD	9,370	09/19/23	2.750%(S)	3 Month New Zealand Bill Bank Rate(1)(Q)	14,812	(48,393)	(63,205)
NZD	3,990	06/21/28	4.000%(S)	3 Month New Zealand Bill Bank Rate(1)(Q)	(10,995)	(44,949)	(33,954)
NZD	7,810	09/19/28	3.250%(S)	3 Month New Zealand Bill Bank Rate(1)(Q)	2,679	(87,286)	(89,965)
PLN	3,610	06/17/19	3.048%(A)	6 Month WIBOR(2)(S)	18,300	11,777	(6,523)
PLN	3,610	06/17/19	3.045%(A)	6 Month WIBOR(1)(S)	—	(11,740)	(11,740)
PLN	35,020	03/21/23	2.550%(A)	6 Month WIBOR(1)(S)	22,214	(83,214)	(105,428)
SEK	172,480	09/17/18	(0.330)%(A)	3 Month STIBOR(2)(Q)	5,007	2,678	(2,329)
SEK	515,000	09/21/20	0.100%(A)	3 Month STIBOR(1)(Q)	(137,313)	(218,921)	(81,608)
SEK	551,830	12/16/21	0.500%(A)	3 Month STIBOR(1)(Q)	291,537	(116,423)	(407,960)
SEK	187,450	09/19/22	0.500%(A)	3 Month STIBOR(1)(Q)	(42,535)	(165,101)	(122,566)
SEK	511,630	09/19/23	0.750%(A)	3 Month STIBOR(1)(Q)	(396,986)	(751,097)	(354,111)
SEK	57,440	11/02/27	2.000%(A)	3 Month STIBOR(1)(Q)	2,758	(74,956)	(77,714)
SEK	56,480	12/21/27	2.250%(A)	3 Month STIBOR(1)(Q)	(100,456)	(138,954)	(38,498)
SEK	32,870	09/19/28	1.250%(A)	3 Month STIBOR(1)(Q)	37,773	(24,413)	(62,186)
	21,310	09/21/20	2.250%(S)	3 Month LIBOR(1)(Q)	268,314	253,258	(15,056)
	135,310	11/20/20	2.139%(S)	3 Month LIBOR(2)(Q)	(181,456)	(2,007,252)	(1,825,796)
	46,890	09/19/23	2.250%(S)	3 Month LIBOR(2)(Q)	(1,569,630)	(1,430,291)	139,339
	60,160	11/20/23	2.275%(S)	3 Month LIBOR(1)(Q)	115,111	1,801,842	1,686,731
	27,330	02/28/25	2.882%(S)	3 Month LIBOR(1)(Q)	132,936	6,050	(126,886)
	6,090	12/21/27	2.750%(S)	3 Month LIBOR(2)(Q)	(88,180)	(53,292)	34,888
	480	09/19/28	2.500%(S)	3 Month LIBOR(1)(Q)	23,678	18,502	(5,176)
	3,190	06/16/37	2.750%(S)	3 Month LIBOR(2)(Q)	(85,068)	(59,283)	25,785
	720	11/16/43	2.609%(S)	3 Month LIBOR(2)(Q)	(28,028)	(44,849)	(16,821)
	2,090	06/17/47	2.500%(S)	3 Month LIBOR(2)(Q)	(54,166)	(41,112)	13,054

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued.):
	26,520	06/15/48	3.000%(S)	3 Month LIBOR(2)(Q)	$16,041	$214,803	$198,762
ZAR	34,050	09/21/20	7.500%(Q)	3 Month JIBAR(2)(Q)	3,706	4,366	660

					$(2,167,665)	$(2,781,058)	$(613,393)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
KRW	26,892,370	03/21/20	2.000%(Q)	3 Month KWCDC(2)(Q)	$32,802	$2,755	$30,047	Bank of America
KRW	8,204,940	03/21/20	2.000%(Q)	3 Month KWCDC(2)(Q)	9,972	—	9,972	UBS AG

					$42,774	$2,755	$40,019

Cash of $4,401,345 has been segregated with Morgan Stanley to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at June 30, 2018:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Citigroup Global Markets	10/11/18	EGP	11,600	Pay or receive annually amounts based on market value fluctuation of Egypt Treasury Bill	$(31,998)	$—	$(31,998)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$9,572	$(501,052)	$105,938	$(280,020)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$62,110,061	$—
Other	—	3,691,051	—
Residential Mortgage-Backed Securities	—	2,008,192	—
Student Loans	—	32,751,359	—
Bank Loans	—	3,368,942	—
Commercial Mortgage-Backed Securities	—	4,332,278	—
Convertible Bond	—	47,722	—

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Corporate Bonds	$—	$32,136,987	$—
Municipal Bonds	—	3,528,003	—
Residential Mortgage-Backed Securities	—	23,407,025	2,110,240
Sovereign Bonds	—	13,095,885	—
U.S. Government Agency Obligations	—	3,185,437	—
U.S. Treasury Obligations	—	16,128,504	—
Common Stock	—	—	1,513,976
Affiliated Mutual Funds	6,247,200	—	—
Foreign Treasury Obligations	—	63,108,787	—
Commercial Paper	—	21,909,663	—
Options Purchased	—	520,130	—
Options Written	—	(543,638)	—
Other Financial Instruments*
Futures Contracts	152,793	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,856,723)	—
OTC Cross Currency Exchange Contracts	—	(739,216)	—
OTC Credit Default Swap Agreements	—	(676,338)	—
Centrally Cleared Credit Default Swap Agreements	—	288,742	—
Centrally Cleared Interest Rate Swap Agreements	—	(613,393)	—
OTC Interest Rate Swap Agreements	—	42,774	—
OTC Total Return Swap Agreements	—	(31,998)	—

Total	$6,399,993	$281,200,236	$3,624,216

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Residential Mortgage-Backed Securities	Common Stock
Balance as of 12/31/17	$1,114,554	$2,228,178	$—
Realized gain (loss)	(266,736)	10,866	—
Change in unrealized appreciation (depreciation)**	896,498	(49,117)	(422,505)
Purchases/Exchanges/Issuances	—	600,000	—
Sales/Paydowns	(1,353,826)	(685,869)	—
Accrued discount/premium	4,760	6,182	—
Transfers into Level 3	—	—	1,936,481
Transfers out of Level 3	(395,250)	—	—

Balance as of 06/30/18	$—	$2,110,240	$1,513,976

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$(49,117)	$(422,505)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2018	Valuation Methodology	Unobservable Inputs
Residential Mortgage-Backed Securities	$2,110,240	Market Approach	Single Broker Indicative Quote
Common Stock	1,513,976	Stale Pricing	Unadjusted Last Trade Price

	$3,624,216

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$395,250	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Common Stock	$1,936,481	L1 to L3	Official Close to Stale Price

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2018 were as follows:

Foreign Treasury Obligations	20.8%
Collateralized Loan Obligations	20.4
Student Loans	10.8
Residential Mortgage-Backed Securities	9.1
Commercial Paper	7.2
U.S. Treasury Obligations	5.3
Sovereign Bonds	4.3
Banks	2.5
Affiliated Mutual Fund (0.8% represents investments purchased with collateral from securities on loan)	2.1
Telecommunications	1.9
Oil & Gas	1.4
Commercial Mortgage-Backed Securities	1.4
Other	1.2
Municipal Bonds	1.2
U.S. Government Agency Obligations	1.1
Diversified Financial Services	0.9
Pharmaceuticals	0.9
Pipelines	0.7
Media	0.5
Oil, Gas & Consumable Fuels	0.5

Real Estate	0.4%
Technology	0.4
Chemicals	0.3
Industrial Conglomerates	0.3
Software	0.2
Options Purchased	0.2
Aerospace & Defense	0.2
Food Products	0.1
Electronic Equipment, Instruments & Components	0.1
Iron/Steel	0.1
Computers	0.1
Healthcare Services	0.1
Insurance	0.1
Packaging & Containers	0.1
Mining	0.1
Electric	0.1
Semiconductors	0.1
Real Estate Investment Trusts (REITs)	0.1

97.3
Options Written	(0.2)
Other assets in excess of liabilities	2.9

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$312,845	*	Due from/to broker — variation margin swaps	$24,103	*
Credit contracts	Premiums paid for OTC swap agreements	6,817		Premiums received for OTC swap agreements	501,052
Credit contracts	Unrealized appreciation on OTC swap agreements	65,919		Unrealized depreciation on OTC swap agreements	248,022
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	502,052		Unrealized depreciation on OTC cross currency exchange contracts	1,241,268
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,761,934		Unrealized depreciation on OTC forward foreign currency exchange contracts	4,618,657
Interest rate contracts	Due from/to broker — variation margin futures	307,512	*	Due from/to broker — variation margin futures	154,719	*
Interest rate contracts	Due from/to broker — variation margin swaps	3,474,299	*	Due from/to broker — variation margin swaps	4,087,692	*
Interest rate contracts	Premiums paid for OTC swap agreements	2,755		—	—
Interest rate contracts	Unaffiliated investments	520,130		Options written outstanding, at value	543,638
Interest rate contracts	Unrealized appreciation on OTC swap agreements	40,019		Unrealized depreciation on OTC swap agreements	31,998

Total		$7,994,282			$11,451,149

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$(2,122,538)
Foreign exchange contracts	—	—	(3,197,907)	—
Interest rate contracts	(20,279)	2,268,173	—	989,390

Total	$(20,279)	$2,268,173	$(3,197,907)	$(1,133,148)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$2,592,404
Foreign exchange contracts	—	—	—	(4,030,578)	—
Interest rate contracts	(330,163)	270,112	(30,660)	—	799,788

Total	$(330,163)	$270,112	$(30,660)	$(4,030,578)	$3,392,192

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Options Purchased(1)	Options Written(4)	Futures Contracts- Long Positions(4)	Futures Contracts- Short Positions(4)	Forward Foreign Currency Exchange Contracts- Purchased(3)	Forward Foreign Currency Exchange Contracts- Sold(3)	Cross Currency Exchange Contracts(2)
$500,975	$20,466,667	$79,769,528	$225,318,399	$218,398,033	$238,406,322	$125,429,309

Credit Default Swap Agreements- Buy Protection(4)	Credit Default Swap Agreements- Sell Protection(4)	Inflation Swap Agreements(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$148,523,682	$4,073,678	$14,538,908	$1,253,639,638	$657,618

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$2,478,406	$(2,478,406)	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$83,982	$(62,363)	$21,619	$—	$21,619
Barclays Capital Group	3,774	(28,925)	(25,151)	—	(25,151)
Citigroup Global Markets	406,615	(599,145)	(192,530)	192,530	—
Deutsche Bank AG	3,327	(38,389)	(35,062)	—	(35,062)
JPMorgan Chase	127,970	(595,888)	(467,918)	467,918	—
Morgan Stanley	3,263,986	(5,859,925)	(2,595,939)	2,595,939	—
UBS AG	9,972	—	9,972	(9,972)	—

	$3,899,626	$(7,184,635)	$(3,285,009)	$3,246,415	$(38,594)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $2,478,406:
Unaffiliated investments (cost $295,473,425)	$288,954,242
Affiliated investments (cost $6,247,200)	6,247,200
Cash	737
Foreign currency, at value (cost $117,594)	117,508
Deposit with broker for futures	1,164,661
Receivable for investments sold	25,375,423
Cash segregated for counterparty - OTC	10,350,000
Deposit with broker for centrally cleared swaps	4,401,345
Unrealized appreciation on OTC forward foreign currency contracts	2,761,934
Dividends and interest receivable	1,381,683
Unrealized appreciation on OTC cross currency exchange contracts	502,052
Unrealized appreciation on OTC swap agreements	105,938
Receivable for portfolio shares sold	13,651
Premiums paid for OTC swap agreements	9,572
Prepaid expenses	326

Total Assets	341,386,272

LIABILITIES:
Payable for investments purchased	27,650,282
Unrealized depreciation on OTC forward foreign currency contracts	4,618,657
Payable to broker for collateral for securities on loan	2,530,751
Unrealized depreciation on OTC cross currency exchange contracts	1,241,268
Options written outstanding, at value (premiums received $813,750)	543,638
Premiums received for OTC swap agreements	501,052
Unrealized depreciation on OTC swap agreements	280,020
Due to broker-variation margin futures	133,934
Management fees payable	105,223
Accrued expenses and other liabilities	75,952
Due to broker-variation margin swaps	74,090
Distribution fee payable	10,392
Cash segregated from counterparty - OTC	10,000
Affiliated transfer agent fee payable	365
Payable for portfolio shares repurchased	141

Total Liabilities	37,775,765

NET ASSETS	$303,610,507

Net assets were comprised of:
Partners Equity	$303,610,507

Net asset value and redemption price per share, $303,610,507 / 31,782,736 outstanding shares of beneficial interest	$9.55

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income	$4,214,361
Affiliated dividend income	172,006
Income from securities lending, net (including affiliated income of $8,288)	8,301

4,394,668

EXPENSES
Management fees	1,088,590
Distribution fee	382,104
Custodian and accounting fees	57,610
Audit fee	27,671
Trustees’ fees	6,240
Shareholders’ reports	5,798
Legal fees and expenses	5,031
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	6,878

Total expenses	1,583,388

NET INVESTMENT INCOME (LOSS)	2,811,280

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $185)	(2,823,817)
Futures transactions	2,268,173
Swap agreements transactions	(1,133,148)
Forward and cross currency contracts transactions	(3,197,907)
Foreign currency transactions	366,651

(4,520,048)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $135)	166,092
Futures	(30,660)
Options written	270,112
Swap agreements	3,392,192
Forward and cross currency contracts	(4,030,578)
Foreign currencies	(20,855)

(253,697)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(4,773,745)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,962,465)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,811,280	$5,578,940
Net realized gain (loss) on investment and foreign currency transactions	(4,520,048)	(2,004,096)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(253,697)	(4,675,493)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,962,465)	(1,100,649)

FUND SHARE TRANSACTIONS:
Fund share sold [2,125,454 and 2,828,733 shares, respectively]	20,561,609	27,377,466
Fund share repurchased [2,229,099 and 4,253,718 shares, respectively]	(21,579,465)	(41,124,836)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(1,017,856)	(13,747,370)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,980,321)	(14,848,019)
NET ASSETS:
Beginning of period	306,590,828	321,438,847

End of period	$303,610,507	$306,590,828

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 95.9%
COMMON STOCKS — 95.9%	Shares	Value
Australia — 4.7%
Atlas Arteria Ltd.	43,495	$206,922
Transurban Group	47,108	417,156

		624,078

Canada — 9.3%
Enbridge, Inc.	6,018	215,149
Pembina Pipeline Corp.(a)	11,675	403,955
TransCanada Corp., XTSE	9,593	415,053
Westshore Terminals Investment Corp.	11,393	206,515

		1,240,672

China — 1.8%
Huaneng Renewables Corp. Ltd. (Class H Stock)	729,787	241,898

France — 9.2%
Aeroports de Paris	1,032	233,119
Eiffage SA	4,872	529,312
Vinci SA	4,847	465,270

		1,227,701

Germany — 4.1%
E.ON SE	31,576	336,427
RWE AG	9,166	208,293

		544,720

India — 1.9%
NTPC Ltd.	111,472	259,963

Italy — 6.4%
Atlantia SpA	10,580	311,922
Enav SpA, 144A	26,742	133,784
Enel SpA	50,872	281,891
Italgas SpA	24,330	133,910

		861,507

Malaysia — 1.0%
Malaysia Airports Holdings Bhd	62,257	135,626

Mexico — 0.8%
CFE Capital S de RL de CV	116,625	102,413

New Zealand — 1.4%
Auckland International Airport Ltd.	40,093	183,959

Spain — 4.1%
Aena SME SA, 144A	1,358	245,862
Cellnex Telecom SA, 144A	7,085	178,128
Ferrovial SA	6,300	128,905

		552,895

Switzerland — 1.0%
Flughafen Zurich AG	654	133,066

United Kingdom — 2.2%
Inmarsat PLC	15,968	115,467
National Grid PLC	16,679	184,321

		299,788

United States — 48.0%
American Electric Power Co., Inc.	5,938	411,207
American Tower Corp., REIT	2,095	302,036

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Cheniere Energy Partners LP Holdings LLC, MLP	7,412	$233,107
Cheniere Energy, Inc.*	4,915	320,409
CSX Corp.	6,893	439,636
Equinix, Inc., REIT	319	137,135
Evergy, Inc.	5,123	287,656
Exelon Corp.	7,540	321,203
FedEx Corp.	776	176,199
Genesee & Wyoming, Inc. (Class A Stock)*	3,352	272,585
NextEra Energy, Inc.	3,822	638,389
NRG Energy, Inc.	12,110	371,777
ONEOK, Inc.	6,078	424,427
PPL Corp.	9,746	278,248
Public Service Enterprise Group, Inc.	4,412	238,866
SBA Communications Corp., REIT*	1,599	264,027
Sempra Energy	2,730	316,980
Targa Resources Corp.	4,114	203,602
Union Pacific Corp.	2,832	401,238
Williams Cos., Inc. (The)	14,670	397,704

		6,436,431

TOTAL LONG-TERM INVESTMENTS (cost $11,779,632)		12,844,717

SHORT-TERM INVESTMENTS — 9.4%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	896,005	896,005
PGIM Institutional Money Market Fund (cost $368,020; includes $367,776 of cash collateral for securities on loan)(b)(w)	367,984	368,020

TOTAL SHORT-TERM INVESTMENTS (cost $1,264,025)		1,264,025

TOTAL INVESTMENTS — 105.3% (cost $13,043,657)		14,108,742
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(709,195)

NET ASSETS — 100.0%		$13,399,547

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $363,300; cash collateral of $367,776 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$624,078	$—
Canada	1,240,672	—	—
China	—	241,898	—
France	—	1,227,701	—
Germany	—	544,720	—
India	—	259,963	—
Italy	—	861,507	—
Malaysia	—	135,626	—
Mexico	102,413	—	—
New Zealand	—	183,959	—
Spain	—	552,895	—
Switzerland	—	133,066	—
United Kingdom	—	299,788	—
United States	6,436,431	—	—
Affiliated Mutual Funds	1,264,025	—	—

Total	$9,043,541	$5,065,201	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Oil, Gas & Consumable Fuels	19.5%
Electric Utilities	16.6
Transportation Infrastructure	16.5
Multi-Utilities	9.6
Affiliated Mutual Funds (2.7% represents investments purchased with collateral from securities on loan)	9.4
Construction & Engineering	8.4

Road & Rail	8.3%
Independent Power & Renewable Electricity Producers	6.5
Equity Real Estate Investment Trusts (REITs)	5.2
Diversified Telecommunication Services	2.2
Air Freight & Logistics	1.3
Gas Utilities	1.0
Banks	0.8

105.3
Liabilities in excess of other assets	(5.3)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio did not hold any derivative instruments as of June 30, 2018, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$1,289

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$(2,553)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$363,300	$(363,300)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $363,300:
Unaffiliated investments (cost $11,779,632)	$12,844,717
Affiliated investments (cost $1,264,025)	1,264,025
Foreign currency, at value (cost $1,444)	1,443
Dividends receivable	36,401
Tax reclaim receivable	18,004
Receivable for investments sold	256
Prepaid expenses	71

Total Assets	14,164,917

LIABILITIES:
Payable to broker for collateral for securities on loan	367,776
Payable for investments purchased	356,329
Accrued expenses and other liabilities	22,040
Payable to affiliate	12,869
Management fees payable	4,618
Payable for portfolio shares repurchased	918
Distribution fee payable	455
Affiliated transfer agent fee payable	365

Total Liabilities	765,370

NET ASSETS	$13,399,547

Net assets were comprised of:
Partners Equity	$13,399,547

Net asset value and redemption price per share, $13,399,547 / 1,136,493 outstanding shares of beneficial interest	$11.79

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $23,245, of which $3,367 is reimbursable by an affiliate)	$228,540
Affiliated dividend income	4,776
Income from securities lending, net (including affiliated income of $427)	457

233,773

EXPENSES
Management fees	53,602
Distribution fee	16,097
Custodian and accounting fees	24,189
Audit fee	10,612
Trustees’ fees	4,760
Legal fees and expenses	4,635
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Pricing fees	1,965
Shareholders’ reports	1,673
Commitment fee on syndicated credit agreement	1,060
Insurance expenses	414
Miscellaneous	5,372

Total expenses	127,845
Less: Fee waivers and/or expense reimbursement	(46,718)

Net expenses	81,127

NET INVESTMENT INCOME (LOSS)	152,646

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $28)	222,786
Foreign currency transactions	(707)

222,079

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $1,455)	(641,702)
Foreign currencies	(201)

(641,903)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(419,824)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(267,178)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$152,646	$133,290
Net realized gain (loss) on investment and foreign currency transactions	222,079	389,223
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(641,903)	1,343,303

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(267,178)	1,865,816

FUND SHARE TRANSACTIONS:
Fund share sold [93,999 and 208,633 shares, respectively]	1,109,267	2,320,768
Fund share repurchased [19,768 and 49,419 shares, respectively]	(233,497)	(539,589)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	875,770	1,781,179

CAPITAL CONTRIBUTIONS	799	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	609,391	3,646,995
NET ASSETS:
Beginning of period	12,790,156	9,143,161

End of period	$13,399,547	$12,790,156

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST MANAGED ALTERNATIVES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 99.1%
AFFILIATED MUTUAL FUNDS — 92.1%	Shares	Value
AST FQ Absolute Return Currency Portfolio*	125,045	$1,162,920
AST Goldman Sachs Strategic Income Portfolio*	149,942	1,431,946
AST Morgan Stanley Multi-Asset Portfolio*	264,056	2,416,112
AST Neuberger Berman Long/Short Portfolio*	189,422	2,119,633
AST Wellington Management Real Total Return Portfolio*	190,207	1,728,978

TOTAL AFFILIATED MUTUAL FUNDS (cost $8,778,267)(w)		8,859,589

UNAFFILIATED FUNDS — 7.0%
Arbitrage Fund (The) (Institutional Shares)	21,980	287,503
Gabelli ABC Fund (Advisor Class Shares)	18,843	194,275
Touchstone Merger Arbitrage Fund (Retail Shares)	18,053	191,186

TOTAL UNAFFILIATED FUNDS (cost $678,613)		672,964

TOTAL LONG-TERM INVESTMENTS (cost $9,456,880)		9,532,553

SHORT-TERM INVESTMENT — 1.4%
AFFILIATED MUTUAL FUND	Shares	Value
PGIM Core Ultra Short Bond Fund (cost $136,222)(w)	136,222	$136,222

TOTAL INVESTMENTS — 100.5% (cost $9,593,102)		9,668,775
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(49,125)

NET ASSETS — 100.0%		$9,619,650

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$8,995,811	$—	$—
Unaffiliated Funds	672,964	—	—

Total	$9,668,775	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Core Bond	80.0%
Sector	12.1
Unaffiliated Funds	7.0
Ultra Short Bond	1.4

100.5
Liabilities in excess of other assets	(0.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST MANAGED ALTERNATIVES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value:
Affiliated investments (cost $8,914,489)	$8,995,811
Unaffiliated investments (cost $678,613)	672,964
Prepaid expenses	71

Total Assets	9,668,846

LIABILITIES:
Payable for investments purchased	15,000
Audit fee payable	10,612
Custodian and accounting fees payable.	10,515
Payable for portfolio shares repurchased	7,240
Accrued expenses and other liabilities	3,558
Shareholders’ reports payable	1,462
Management fees payable	444
Affiliated transfer agent fee payable	365

Total Liabilities	49,196

NET ASSETS	$9,619,650

Net assets were comprised of:
Partners Equity	$9,619,650

Net asset value and redemption price per share, $9,619,650 / 976,208 outstanding shares of beneficial interest	$9.85

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Affiliated dividend income	$1,031

EXPENSES
Management fees	6,238
Custodian and accounting fees	19,636
Audit fee	10,612
Trustees’ fees	4,760
Legal fees and expenses	4,261
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	1,472
Class action services	1,121
Fund data services	1,055
Commitment fee on syndicated credit agreement	1,053
Miscellaneous	2,374

Total expenses	56,048
Less: Fee waivers and/or expense reimbursement	(49,137)

Net expenses	6,911

NET INVESTMENT INCOME (LOSS)	(5,880)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments (including affiliated $2,226)	1,952
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(135,457))	(133,078)

NET GAIN (LOSS) ON INVESTMENTS	(131,126)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(137,006)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(5,880)	$2,353
Net realized gain (loss) on investment transactions	1,952	27,332
Net change in unrealized appreciation (depreciation) on investments	(133,078)	115,235

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(137,006)	144,920

FUND SHARE TRANSACTIONS:
Fund share sold [240,430 and 310,132 shares, respectively]	2,382,742	3,083,602
Fund share repurchased [32,429 and 47,510 shares, respectively]	(322,514)	(473,575)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	2,060,228	2,610,027

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,923,222	2,754,947
NET ASSETS:
Beginning of period	7,696,428	4,941,481

End of period	$9,619,650	$7,696,428

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST MANAGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 99.1%
AFFILIATED MUTUAL FUNDS — 96.4%	Shares	Value
AST AQR Emerging Markets Equity Portfolio*	289,002	$3,421,784
AST ClearBridge Dividend Growth Portfolio*	106,458	1,852,367
AST Global Real Estate Portfolio*	27,856	350,148
AST Goldman Sachs Mid-Cap Growth Portfolio*	258,518	2,533,474
AST Hotchkis & Wiley Large-Cap Value Portfolio*	97,760	2,907,369
AST International Growth Portfolio*	307,601	5,613,715
AST International Value Portfolio*	276,723	5,628,556
AST Loomis Sayles Large-Cap Growth Portfolio*	52,510	2,707,394
AST MFS Global Equity Portfolio*	94,928	1,906,154
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	75,432	2,626,535
AST QMA US Equity Alpha Portfolio*	107,164	3,332,790
AST Small-Cap Growth Portfolio*	17,297	853,973
AST Small-Cap Value Portfolio*	37,955	1,120,819
AST T. Rowe Price Natural Resources Portfolio*	14,296	334,534

TOTAL AFFILIATED MUTUAL FUNDS (cost $29,009,312)(w)		35,189,612

UNAFFILIATED EXCHANGE TRADED FUNDS — 2.7%
Financial Select Sector SPDR Fund	9,000	239,310
SPDR S&P 500 ETF Trust Fund	1,400	379,792
Vanguard FTSE Developed Markets ETF	6,800	291,720
Vanguard FTSE Emerging Markets ETF	1,800	75,960

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $856,394)		986,782

TOTAL LONG-TERM INVESTMENTS (cost $29,865,706)		36,176,394

SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MUTUAL FUND	Shares	Value
PGIM Core Ultra Short Bond Fund (cost $350,315)(w)	350,315	$350,315

TOTAL INVESTMENTS — 100.0% (cost $30,216,021)		36,526,709
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(17,582)

NET ASSETS — 100.0%		$36,509,127

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$35,539,927	$—	$—
Unaffiliated Exchange Traded Funds	986,782	—	—

Total	$36,526,709	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST MANAGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Large/Mid-Cap Value	24.3%
International Growth	20.6
International Value	15.4
Large/Mid-Cap Growth	14.4
Emerging Markets	9.4
Large/Mid-Cap Blend	5.1
Small-Cap Value	3.1

Unaffiliated Exchange Traded Funds	2.7%
Small-Cap Growth	2.3
Ultra Short Bond	0.9
Global Real Estate	0.9
Sector	0.9

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST MANAGED EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value:
Affiliated investments (cost $29,359,627)	$35,539,927
Unaffiliated investments (cost $856,394)	986,782
Receivable for portfolio shares sold	15,320
Dividends receivable	1,744
Prepaid expenses	71

Total Assets	36,543,844

LIABILITIES:
Custodian and accounting fees payable	19,515
Audit fee payable	10,612
Accrued expenses and other liabilities	2,315
Shareholders’ reports payable	1,639
Affiliated transfer agent fee payable	365
Payable for portfolio shares repurchased	165
Management fees payable	106

Total Liabilities	34,717

NET ASSETS	$36,509,127

Net assets were comprised of:
Partners Equity	$36,509,127

Net asset value and redemption price per share, $36,509,127 / 2,760,479 outstanding shares of beneficial interest	$13.23

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income	$11,353
Affiliated dividend income.	2,595

13,948

EXPENSES
Management fees	26,044
Custodian and accounting fees	37,125
Audit fee	10,612
Trustees’ fees	4,782
Legal fees and expenses	4,277
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	1,643
Commitment fee on syndicated credit agreement	1,068
Miscellaneous	4,137

Total expenses	93,154
Less: Fee waivers and/or expense reimbursement	(61,019)

Net expenses	32,135

NET INVESTMENT INCOME (LOSS)	(18,187)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions	(46)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(232,188))	(258,479)

NET GAIN (LOSS) ON INVESTMENTS	(258,525)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(276,712)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(18,187)	$(28,120)
Net realized gain (loss) on investment transactions	(46)	40,733
Net change in unrealized appreciation (depreciation) on investments	(258,479)	5,542,324

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(276,712)	5,554,937

FUND SHARE TRANSACTIONS:
Fund share sold [374,703 and 719,197 shares, respectively]	5,074,622	8,687,843
Fund share repurchased [75,289 and 137,384 shares, respectively]	(1,018,267)	(1,646,252)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	4,056,355	7,041,591

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,779,643	12,596,528
NET ASSETS:
Beginning of period	32,729,484	20,132,956

End of period	$36,509,127	$32,729,484

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST MANAGED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 99.3%
AFFILIATED MUTUAL FUNDS — 97.2%	Shares	Value
AST BlackRock Low Duration Bond Portfolio*	331,359	$3,552,166
AST Goldman Sachs Strategic Income Portfolio*	37,355	356,743
AST High Yield Portfolio*	52,851	535,905
AST Lord Abbett Core Fixed Income Portfolio*	691,866	8,592,980
AST Prudential Core Bond Portfolio*	1,661,365	20,019,451
AST Wellington Management Global Bond Portfolio*	226,349	2,426,462
AST Western Asset Emerging Markets Debt Portfolio*	47,717	507,235

TOTAL AFFILIATED MUTUAL FUNDS (cost $35,153,180)(w)		35,990,942

UNAFFILIATED EXCHANGE TRADED FUNDS — 2.1%
iShares Floating Rate Bond ETF	7,748	395,148
iShares TIPS Bond ETF	3,313	373,938

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $771,846)		769,086

TOTAL LONG-TERM INVESTMENTS (cost $35,925,026)		36,760,028

SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MUTUAL FUND	Shares	Value
PGIM Core Ultra Short Bond Fund (cost $162,504)(w)	162,504	$162,504

TOTAL INVESTMENTS — 99.7% (cost $36,087,530)		36,922,532
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		97,395

NET ASSETS — 100.0%		$37,019,927

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$36,153,446	$—	$—
Unaffiliated Exchange Traded Funds	769,086	—	—

Total	$36,922,532	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2018 were as follows:

Core Bond	87.8%
Global Bond	6.6
Unaffiliated Exchange Traded Funds	2.1
High Yield	1.4
Emerging Markets	1.4

Ultra Short Bond	0.4%

99.7
Other assets in excess of liabilities	0.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST MANAGED FIXED INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value:
Affiliated investments (cost $35,315,684)	$36,153,446
Unaffiliated investments (cost $771,846)	769,086
Receivable for portfolio shares sold	343,062
Receivable for investments sold	15,000
Prepaid expenses	71

Total Assets	37,280,665

LIABILITIES:
Payable for investments purchased	112,483
Payable for portfolio shares repurchased	112,327
Custodian and accounting fees payable	19,415
Audit fee payable	10,612
Accrued expenses and other liabilities	3,836
Management fees payable	1,700
Affiliated transfer agent fee payable	365

Total Liabilities	260,738

NET ASSETS	$37,019,927

Net assets were comprised of:
Partners Equity	$37,019,927

Net asset value and redemption price per share, $37,019,927 / 3,536,215 outstanding shares of beneficial interest	$10.47

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income	$6,577
Affiliated dividend income	1,718

8,295

EXPENSES
Management fees	27,167
Custodian and accounting fees	37,130
Audit fee	10,612
Trustees’ fees	4,781
Legal fees and expenses	4,277
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	1,554
Commitment fee on syndicated credit agreement	1,075
Fund data services	1,055
Miscellaneous	3,309

Total expenses	94,426
Less: Fee waivers and/or expense reimbursement	(1,888)

Net expenses	92,538

NET INVESTMENT INCOME (LOSS)	(84,243)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions (including affiliated of $137,028)	134,048
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(714,427))	(718,137)

NET GAIN (LOSS) ON INVESTMENTS	(584,089)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(668,332)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(84,243)	$(152,301)
Net realized gain (loss) on investment transactions	134,048	266,424
Net change in unrealized appreciation (depreciation) on investments	(718,137)	1,067,718

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(668,332)	1,181,841

FUND SHARE TRANSACTIONS:
Fund share sold [576,776 and 865,570 shares, respectively]	6,071,639	9,106,466
Fund share repurchased [321,393 and 312,563 shares, respectively]	(3,369,168)	(3,283,441)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	2,702,471	5,823,025

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,034,139	7,004,866
NET ASSETS:
Beginning of period	34,985,788	27,980,922

End of period	$37,019,927	$34,985,788

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 58.9%
COMMON STOCKS — 14.9%	Shares	Value
Automobiles — 0.4%
Peugeot SA (France)	1,229	$28,003

Banks — 0.3%
Mediobanca Banca di Credito Finanziario SpA (Italy)	1,780	16,465

Building Products — 0.2%
Cie de Saint-Gobain (France)	246	10,958

Capital Markets — 0.3%
Deutsche Boerse AG (Germany)	151	20,076

Commercial Services & Supplies — 0.1%
ISS A/S (Denmark)	122	4,179

Construction & Engineering — 0.8%
Bouygues SA (France)	259	11,129
Vinci SA (France)	415	39,836

		50,965

Construction Materials — 0.1%
CRH PLC (Ireland)	128	4,502

Consumer Finance — 10.8%
Capital One Financial Corp	2,476	227,544
Discover Financial Services	3,213	226,227
Synchrony Financial	6,857	228,887

		682,658

Hotels, Restaurants & Leisure — 0.2%
Accor SA (France)	329	16,113

IT Services — 0.6%
Atos SE (France)	96	13,054
Capgemini SE (France)	176	23,586

		36,640

Professional Services — 0.5%
Adecco Group AG (Switzerland)	290	17,114
Randstad NV (Netherlands)	232	13,617

		30,731

Road & Rail — 0.1%
DSV A/S (Denmark)	120	9,660

Trading Companies & Distributors — 0.1%
Rexel SA (France)	284	4,077

Transportation Infrastructure — 0.4%
Aeroports de Paris (France)	14	3,162
Atlantia SpA (Italy)	551	16,245
Fraport AG Frankfurt Airport Services
Worldwide (Germany)	40	3,848
Getlink (France)	301	4,127

		27,382

TOTAL COMMON STOCKS (cost $956,994)		942,409

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS — 28.2%
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series F
10.000%	01/01/21	BRL	4,823	$1,262,116
Hellenic Republic Government Bond (Greece),
Bonds
3.750%	01/30/28	EUR	199	228,565
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.875%	07/21/26	EUR	113	145,761
4.125%	04/14/27	EUR	104	146,615

TOTAL SOVEREIGN BONDS (cost $1,922,107)				1,783,057

U.S. TREASURY OBLIGATION — 15.8%
U.S. Treasury Inflation Indexed Bonds
0.500%	01/15/28		1,009	1,002,600

(cost $986,925)
TOTAL LONG-TERM INVESTMENTS (cost $3,866,026)				3,728,066

			Shares
SHORT-TERM INVESTMENTS — 33.7%
UNAFFILIATED FUNDS
BlackRock Liquidity Funds FedFund Portfolio			1,065,184	1,065,184
Goldman Sachs Financial Square Funds — Government Fund			1,065,185	1,065,185

TOTAL SHORT-TERM INVESTMENTS (cost $2,130,369)				2,130,369

TOTAL INVESTMENTS — 92.6% (cost $5,996,395)				5,858,435
Other assets in excess of liabilities(z) — 7.4%				466,135

NET ASSETS — 100.0%				$6,324,570

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Financial futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	10 Year U.S. Ultra Treasury Notes	Sep. 2018	$384,703	$1,044
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	159,563	2,909
12	Euro STOXX 50 Index	Sep. 2018	475,202	(9,936)
3	S&P 500 E-Mini Index	Sep. 2018	408,240	307
2	TOPIX Index	Sep. 2018	312,604	(7,277)
3	Yen Denominated Nikkei 225 Index	Sep. 2018	301,111	(2,221)

				(15,174)

Short Positions:
2	10 Year Euro-Bund.	Sep. 2018	379,652	(3,456)
6	Euro Currency	Sep. 2018	880,238	(1,506)
7	Hang Seng China Enterprises Index	Jul. 2018	484,877	2,300

				(2,662)

				$(17,836)

Commodity futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
1	Copper	Sep. 2018	$74,150	$1,094

Cash and foreign currency of $133,872 has been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 09/20/18	Bank of America	GBP	1	$1,357	$1,359	$2	$—
Expiring 09/20/18	Barclays Capital Group	GBP	370	489,261	490,075	814	—
Expiring 09/20/18	Barclays Capital Group	GBP	43	57,218	57,255	37	—
Expiring 09/20/18	Citigroup Global Markets	GBP	124	163,818	164,091	273	—
Expiring 09/20/18	Commonwealth Bank of Australia	GBP	45	60,095	60,195	100	—
Expiring 09/20/18	Goldman Sachs & Co.	GBP	15	20,227	20,261	34	—
Expiring 09/20/18	State Street Bank	GBP	17	22,316	22,354	38	—
Czech Koruna,
Expiring 09/20/18	Citigroup Global Markets	CZK	19,324	939,500	872,612	—	(66,888)
Expiring 09/20/18	Citigroup Global Markets	CZK	1,730	77,995	78,119	124	—
Expiring 09/20/18	Citigroup Global Markets	CZK	1,384	65,984	62,508	—	(3,476)
Expiring 09/20/18	Citigroup Global Markets	CZK	1,254	56,992	56,638	—	(354)
Expiring 09/20/18	Citigroup Global Markets	CZK	1,082	52,698	48,870	—	(3,828)
Expiring 09/20/18	Citigroup Global Markets	CZK	701	34,279	31,646	—	(2,633)
Euro,
Expiring 09/20/18	Citigroup Global Markets	EUR	34	42,525	39,666	—	(2,859)
Expiring 09/20/18	JPMorgan Chase	EUR	16	19,096	19,142	46	—
Japanese Yen,
Expiring 09/20/18	JPMorgan Chase	JPY	1,253	11,448	11,382	—	(66)
Mexican Peso,
Expiring 09/20/18	JPMorgan Chase	MXN	4,060	194,338	201,759	7,421	—

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Mexican Peso (continued),
Expiring 09/20/18	JPMorgan Chase	MXN	521	$25,834	$25,887	$53	$—
Expiring 09/20/18	UBS AG	MXN	635	30,418	31,574	1,156	—
Russian Ruble,
Expiring 09/20/18	BNP Paribas	RUB	17,739	282,016	280,045	—	(1,971)
Expiring 09/20/18	BNP Paribas	RUB	1,441	22,793	22,744	—	(49)
South African Rand,
Expiring 09/20/18	JPMorgan Chase	ZAR	211	15,183	15,199	16	—
Swedish Krona,
Expiring 09/20/18	Citigroup Global Markets	SEK	1,656	186,347	186,070	—	(277)
Expiring 09/20/18	Citigroup Global Markets	SEK	152	17,103	17,099	—	(4)
Turkish Lira,
Expiring 09/20/18	Citigroup Global Markets	TRY	742	150,875	155,834	4,959	—
Expiring 09/20/18	UBS AG	TRY	1,647	334,940	345,963	11,023	—
Expiring 09/20/18	UBS AG	TRY	286	60,176	60,036	—	(140)

				$3,434,832	$3,378,383	26,096	(82,545)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/20/18	Barclays Capital Group	AUD	152	$112,071	$112,615	$—	$(544)
Expiring 09/20/18	Barclays Capital Group	AUD	111	81,845	81,922	—	(77)
Expiring 09/20/18	Citigroup Global Markets	AUD	160	117,787	118,361	—	(574)
Expiring 09/20/18	Commonwealth Bank of Australia	AUD	10	7,614	7,650	—	(36)
Expiring 09/20/18	Goldman Sachs & Co.	AUD	332	244,815	245,970	—	(1,155)
Expiring 09/20/18	JPMorgan Chase	AUD	153	112,492	113,021	—	(529)
Expiring 09/20/18	State Street Bank	AUD	124	91,312	91,741	—	(429)
Expiring 09/20/18	UBS AG	AUD	243	179,227	180,072	—	(845)
Brazilian Real,
Expiring 09/20/18	Goldman Sachs & Co.	BRL	355	94,260	90,698	3,562	—
Expiring 09/20/18	Goldman Sachs & Co.	BRL	47	12,011	11,981	30	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	2,846	737,166	712,225	24,941	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	1,108	286,601	277,327	9,274	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	1,055	272,508	264,079	8,429	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	133	34,123	33,247	876	—
Expiring 05/16/19	Goldman Sachs & Co.	BRL	88	22,159	22,094	65	—
Canadian Dollar,
Expiring 09/20/18	BNP Paribas	CAD	485	366,144	369,570	—	(3,426)
Expiring 09/20/18	Citigroup Global Markets	CAD	34	25,585	25,824	—	(239)
Expiring 09/20/18	UBS AG	CAD	45	34,563	34,591	—	(28)
Expiring 09/20/18	UBS AG	CAD	33	24,542	24,772	—	(230)
Chilean Peso,
Expiring 09/20/18	Citigroup Global Markets	CLP	32,195	50,690	49,271	1,419	—
Chinese Renminbi,
Expiring 09/20/18	Bank of America	CNH	340	52,074	51,062	1,012	—
Expiring 09/20/18	JPMorgan Chase	CNH	31	4,701	4,701	—	—
Expiring 06/20/19	JPMorgan Chase	CNH	5,186	777,339	772,653	4,686	—
Expiring 06/20/19	JPMorgan Chase	CNH	286	42,579	42,592	—	(13)
Czech Koruna,
Expiring 09/20/18	Citigroup Global Markets	CZK	1,144	56,741	51,672	5,069	—
Expiring 09/20/18	Citigroup Global Markets	CZK	577	25,944	26,056	—	(112)

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Danish Krone,
Expiring 09/20/18	Goldman Sachs & Co.	DKK	15	$2,345	$2,368	$—	$(23)
Expiring 09/20/18	UBS AG	DKK	52	8,077	8,158	—	(81)
Euro,
Expiring 09/20/18	Barclays Capital Group	EUR	79	92,010	92,881	—	(871)
Expiring 09/20/18	Citigroup Global Markets	EUR	756	938,149	888,256	49,893	—
Expiring 09/20/18	Citigroup Global Markets	EUR	101	117,711	118,831	—	(1,120)
Expiring 09/20/18	Citigroup Global Markets	EUR	46	56,168	54,030	2,138	—
Expiring 09/20/18	Citigroup Global Markets	EUR	36	42,576	42,555	21	—
Expiring 09/20/18	Citigroup Global Markets	EUR	36	44,293	41,772	2,521	—
Expiring 09/20/18	Citigroup Global Markets	EUR	32	40,018	37,931	2,087	—
Expiring 09/20/18	Commonwealth Bank of Australia	EUR	36	41,605	41,997	—	(392)
Expiring 09/20/18	Credit Suisse First Boston Corp.	EUR	3	3,952	3,989	—	(37)
Expiring 09/20/18	Goldman Sachs & Co.	EUR	87	102,226	102,274	—	(48)
Expiring 09/20/18	Goldman Sachs & Co.	EUR	5	5,916	5,972	—	(56)
Expiring 09/20/18	JPMorgan Chase	EUR	10	11,257	11,244	13	—
Expiring 09/20/18	JPMorgan Chase	EUR	9	10,881	11,007	—	(126)
Hong Kong Dollar,
Expiring 09/20/18	Goldman Sachs & Co.	HKD	344	43,820	43,839	—	(19)
Expiring 09/20/18	Goldman Sachs & Co.	HKD	135	17,170	17,185	—	(15)
Hungarian Forint,
Expiring 09/20/18	Bank of America	HUF	3,997	14,323	14,244	79	—
Expiring 09/20/18	Goldman Sachs & Co.	HUF	10,194	36,707	36,330	377	—
Expiring 09/20/18	Goldman Sachs & Co.	HUF	1,976	7,021	7,040	—	(19)
Indian Rupee,
Expiring 09/19/18	JPMorgan Chase	INR	3,433	50,033	49,619	414	—
Expiring 09/19/18	JPMorgan Chase	INR	539	7,786	7,787	—	(1)
Indonesian Rupiah,
Expiring 09/20/18	Goldman Sachs & Co.	IDR	581,483	41,331	40,121	1,210	—
Expiring 09/20/18	Goldman Sachs & Co.	IDR	166,514	11,808	11,489	319	—
Expiring 09/20/18	Goldman Sachs & Co.	IDR	85,545	5,899	5,903	—	(4)
Israeli Shekel,
Expiring 09/20/18	Bank of America	ILS	105	29,001	28,855	146	—
Expiring 09/20/18	UBS AG	ILS	86	23,668	23,553	115	—
Expiring 09/20/18	UBS AG	ILS	18	4,817	4,819	—	(2)
Japanese Yen,
Expiring 09/20/18	Goldman Sachs & Co.	JPY	9,295	85,158	84,457	701	—
Expiring 09/20/18	JPMorgan Chase	JPY	771	6,989	7,001	—	(12)
Expiring 09/20/18	UBS AG	JPY	1,140	10,444	10,358	86	—
New Taiwanese Dollar,
Expiring 09/20/18	JPMorgan Chase	TWD	1,500	50,439	49,484	955	—
Expiring 09/20/18	JPMorgan Chase	TWD	239	7,875	7,877	—	(2)
Polish Zloty,
Expiring 09/20/18	Bank of America	PLN	196	52,479	52,265	214	—
Expiring 09/20/18	Bank of America	PLN	19	4,972	4,977	—	(5)
Singapore Dollar,
Expiring 09/20/18	Barclays Capital Group	SGD	71	52,482	52,350	132	—
Expiring 09/20/18	Barclays Capital Group	SGD	7	5,049	5,053	—	(4)
South African Rand,
Expiring 09/20/18	JPMorgan Chase	ZAR	745	53,419	53,711	—	(292)
South Korean Won,
Expiring 09/20/18	Citigroup Global Markets	KRW	53,537	49,581	48,178	1,403	—
Expiring 09/20/18	Citigroup Global Markets	KRW	10,974	9,882	9,875	7	—

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Swiss Franc,
Expiring 09/20/18	Bank of America	CHF	3	$2,614	$2,627	$—	$(13)
Expiring 09/20/18	BNP Paribas	CHF	1	1,277	1,283	—	(6)
Expiring 09/20/18	Citigroup Global Markets	CHF	6	5,989	6,018	—	(29)
Expiring 09/20/18	UBS AG	CHF	4	4,098	4,118	—	(20)
Thai Baht,
Expiring 09/20/18	Citigroup Global Markets	THB	1,691	51,478	51,176	302	—
Expiring 09/20/18	Citigroup Global Markets	THB	200	6,042	6,044	—	(2)

				$6,137,728	$6,026,668	122,496	(11,436)

						$148,592	$(93,981)

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
MXN	4,540	10/21/19	7.315%(M)	28 Day Mexican Interbank Rate(2)(M)	$—	$(2,637)	$(2,637)
MXN	4,350	10/21/19	7.320%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(2,513)	(2,513)
MXN	4,167	10/21/19	7.315%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(2,420)	(2,420)
MXN	420	10/25/19	7.390%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(228)	(228)
MXN	4,772	12/05/19	7.625%(M)	28 Day Mexican Interbank Rate(2)(M)	(2)	(1,897)	(1,895)
MXN	4,618	12/05/19	7.625%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(1,835)	(1,835)
MXN	4,526	12/05/19	7.635%(M)	28 Day Mexican Interbank Rate(2)(M)	(2)	(1,768)	(1,766)
MXN	7,416	12/19/19	8.040%(M)	28 Day Mexican Interbank Rate(2)(M)	(5)	(631)	(626)
MXN	6,038	12/19/19	8.035%(M)	28 Day Mexican Interbank Rate(2)(M)	(4)	(538)	(534)
MXN	6,230	12/20/19	8.075%(M)	28 Day Mexican Interbank Rate(2)(M)	(16)	(373)	(357)
MXN	6,230	12/20/19	8.060%(M)	28 Day Mexican Interbank Rate(2)(M)	(16)	(443)	(427)
MXN	6,230	12/26/19	8.100%(M)	28 Day Mexican Interbank Rate(2)(M)	(4)	(295)	(291)
MXN	6,230	12/26/19	8.065%(M)	28 Day Mexican Interbank Rate(2)(M)	(4)	(439)	(435)

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
MXN	6,229	12/26/19	8.090%(M)	28 Day Mexican Interbank Rate(2)(M)	$(4)	$(342)	$(338)
MXN	2,140	12/27/19	8.060%(M)	28 Day Mexican Interbank Rate(2)(M)	(5)	(165)	(160)
MXN	3,838	02/24/20	7.766%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(1,234)	(1,234)
MXN	851	03/25/20	7.612%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(393)	(393)
MXN	7,903	04/23/20	7.710%(M)	28 Day Mexican Interbank Rate(2)(M)	40	(2,980)	(3,020)
MXN	2,892	05/25/20	7.900%(M)	28 Day Mexican Interbank Rate(2)(M)	21	(605)	(626)
MXN	7,352	06/26/20	8.195%(M)	28 Day Mexican Interbank Rate(2)(M)	—	513	513
MXN	1,691	12/09/27	7.945%(M)	28 Day Mexican Interbank Rate(1)(M)	1	384	383
MXN	999	12/09/27	7.940%(M)	28 Day Mexican Interbank Rate(1)(M)	—	245	245
MXN	4,696	12/10/27	8.010%(M)	28 Day Mexican Interbank Rate(1)(M)	11	(2)	(13)
MXN	1,946	12/10/27	8.015%(M)	28 Day Mexican Interbank Rate(1)(M)	4	(35)	(39)
MXN	1,946	12/10/27	8.000%(M)	28 Day Mexican Interbank Rate(1)(M)	467	63
MXN	1,946	12/15/27	8.120%(M)	28 Day Mexican Interbank Rate(1)(M)	1	(754)	(755)
MXN	1,947	12/16/27	8.155%(M)	28 Day Mexican Interbank Rate(1)(M)	1	(989)	(990)
MXN	1,946	12/16/27	8.140%(M)	28 Day Mexican Interbank Rate(1)(M)	1	(886)	(887)
MXN	795	12/17/27	8.105%(M)	28 Day Mexican Interbank Rate(1)(M)	2	(258)	(260)
MXN	1,231	02/14/28	7.920%(M)	28 Day Mexican Interbank Rate(1)(M)	—	435	435
MXN	913	06/16/28	8.145%(M)	28 Day Mexican Interbank Rate(1)(M)	—	(354)	(354)
ZAR	11,335	02/02/28	8.005%(Q)	3 Month JIBAR(2)(Q)	(92)	(12,802)	(12,710)
ZAR	2,099	04/26/28	7.705%(Q)	3 Month JIBAR(2)(Q)	—	(5,715)	(5,715)

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
ZAR	127	05/25/28	7.900%(Q)	3 Month JIBAR(2)(Q)	$(5)	$(225)	$(220)
ZAR	2,595	06/27/28	8.342%(Q)	3 Month JIBAR(2)(Q)	—	774	774

					$(73)	$(41,338)	$(41,265)

Cash of $100,000 has been segregated with Goldman Sachs & Co. to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2018:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Barclays Capital Group	05/04/19	CAD	(21)	Pay quarterly fixed payments on the Barclay Canadian Banks Index and receive quarterly variable payments based on 3 Month CDOR	$198	$—	$198
Barclays Capital Group††	05/04/19	CAD	(128)	Pay quarterly fixed payments on the Barclay Canadian Banks Index and receive quarterly variable payments based on 3 Month CDOR	(915)	—	(915)
Barclays Capital Group††	05/04/19	CAD	(128)	Pay quarterly fixed payments on the Barclay Canadian Banks Index and receive quarterly variable payments based on 3 Month CDOR	(581)	—	(581)
Barclays Capital Group††	05/04/19	CAD	(162)	Pay quarterly fixed payments on the Barclay Canadian Banks Index and receive quarterly variable payments based on 3 Month CDOR	542	—	542
Barclays Capital Group††	05/04/19	CAD	(170)	Pay quarterly fixed payments on the Barclay Canadian Banks Index and receive quarterly variable payments based on 3 Month CDOR	1,122	—	1,122
Barclays Capital Group	03/02/19		(36)	Pay quarterly fixed payments on the Barclay Elevators Index and receive quarterly variable payments based on 3 Month LIBOR -25bps	(196)	—	(196)
BNP Paribas	12/15/18		(18)	Pay quarterly fixed payments on the BNP Copper Basket Index and receive quarterly variable payments based on 3 Month LIBOR -10bps	1,189	—	1,189
BNP Paribas	12/15/18		(27)	Pay quarterly fixed payments on the BNP Copper Basket Index and receive quarterly variable payments based on 3 Month LIBOR -10bps	1,753	—	1,753

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (continued):
BNP Paribas	12/15/18	(59)	Pay quarterly fixed payments on the BNP Copper Basket Index and receive quarterly variable payments based on 3 Month LIBOR -10bps	$3,954	$—	$3,954
BNP Paribas††	04/27/19	(76)	Pay quarterly fixed payments on the BNP Luxury Index and receive quarterly variable payments based on 3 Month LIBOR -16bps	(735)	—	(735)
BNP Paribas	04/27/19	(14)	Pay quarterly fixed payments on the BNP Luxury Index and receive quarterly variable payments based on 3 Month LIBOR -3bps	(224)	—	(224)
BNP Paribas††	04/27/19	(83)	Pay quarterly fixed payments on the BNP Luxury Index and receive quarterly variable payments based on 3 Month LIBOR -3bps	2,112	—	2,112
BNP Paribas††	04/27/19	(90)	Pay quarterly fixed payments on the BNP Luxury Index and receive quarterly variable payments based on 3 Month LIBOR -3bps	2,037	—	2,037
BNP Paribas	11/17/18	(8)	Pay quarterly fixed payments on the BNP US Machinery Basket Index and receive quarterly variable payments based on 3 Month LIBOR +25bps	(8)	—	(8)
BNP Paribas	11/17/18	(11)	Pay quarterly fixed payments on the BNP US Machinery Basket Index and receive quarterly variable payments based on 3 Month LIBOR +25bps	843	—	843
BNP Paribas	11/17/18	(13)	Pay quarterly fixed payments on the BNP US Machinery Basket Index and receive quarterly variable payments based on 3 Month LIBOR +25bps	991	—	991
BNP Paribas	11/17/18	(19)	Pay quarterly fixed payments on the BNP US Machinery Basket Index and receive quarterly variable payments based on 3 Month LIBOR +25bps	1,460	—	1,460
BNP Paribas	11/17/18	(26)	Pay quarterly fixed payments on the BNP US Machinery Basket Index and receive quarterly variable payments based on 3 Month LIBOR +25bps	1,975	—	1,975
BNP Paribas	06/12/19	(22)	Pay quarterly fixed payments on the MSCI U.S. Banks Gross Total Return Index and receive quarterly variable payments based on 3 Month LIBOR +14bps	13	—	13
BNP Paribas††	06/12/19	(340)	Pay quarterly fixed payments on the MSCI U.S. Banks Gross Total Return Index and receive quarterly variable payments based on 3 Month LIBOR +14bps	13,221	—	13,221

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (continued):
BNP Paribas††	06/12/19	(350)	Pay quarterly fixed payments on the MSCI U.S. Banks Gross Total Return Index and receive quarterly variable payments based on 3 Month LIBOR +14bps	$9,201	$—	$9,201
Goldman Sachs & Co.	11/20/18	(12)	Pay quarterly fixed payments on the Goldman Sachs Global Machinery Index and receive quarterly variable payments based on 3 Month LIBOR +13bps	(15)	—	(15)
Goldman Sachs & Co.††	11/20/18	(105)	Pay quarterly fixed payments on the Goldman Sachs Global Machinery Index and receive quarterly variable payments based on 3 Month LIBOR +13bps	10,008	—	10,008
JPMorgan Chase	03/12/19	(8)	Pay quarterly fixed payments on the JP Morgan China Mid-Sized Banks Index and receive quarterly variable payments based on 3 Month LIBOR +10bps	759	—	759
JPMorgan Chase	03/12/19	(10)	Pay quarterly fixed payments on the JP Morgan China Mid-Sized Banks Index and receive quarterly variable payments based on 3 Month LIBOR +10bps	933	—	933
JPMorgan Chase	03/12/19	(12)	Pay quarterly fixed payments on the JP Morgan China Mid-Sized Banks Index and receive quarterly variable payments based on 3 Month LIBOR +10bps	266	—	266
JPMorgan Chase††	03/12/19	(102)	Pay quarterly fixed payments on the JP Morgan China Mid-Sized Banks Index and receive quarterly variable payments based on 3 Month LIBOR +10bps	9,622	—	9,622
JPMorgan Chase	11/16/18	(14)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on 3 Month LIBOR +40bps	(44)	—	(44)
JPMorgan Chase	11/16/18	(35)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on 3 Month LIBOR +40bps	318	—	318
JPMorgan Chase	11/16/18	(47)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on 3 Month LIBOR +40bps	427	—	427
JPMorgan Chase††	11/16/18	(76)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on 3 Month LIBOR +40bps	681	—	681

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (continued):
JPMorgan Chase††	11/16/18	(118)	Pay quarterly fixed payments on the JP Morgan Cyclicals Basket Index and receive quarterly variable payments based on 3 Month LIBOR +40bps	$1,067	$—	$1,067
JPMorgan Chase††	06/13/19	(111)	Pay quarterly fixed payments on the JP Morgan Defense Contractors Index and receive quarterly variable payments based on 3 Month LIBOR +10.50bps	7,235	—	7,235
JPMorgan Chase	05/25/19	81	Receive quarterly fixed payments on the Alerian MLP Total Return Index and pay quarterly variable payments based on 3 Month LIBOR -48bps	(29)	—	(29)
JPMorgan Chase††	11/16/18	114	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on 3 Month LIBOR +55bps	3,009	—	3,009
JPMorgan Chase††	11/16/18	64	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on 3 Month LIBOR +55bps	1,678	—	1,678
JPMorgan Chase	11/16/18	53	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on 3 Month LIBOR +55bps	1,387	—	1,387
JPMorgan Chase	11/16/18	49	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on 3 Month LIBOR +55bps	1,291	—	1,291
JPMorgan Chase	11/16/18	8	Receive quarterly fixed payments on the JP Morgan Defensive Basket Index and pay quarterly variable payments based on 3 Month LIBOR +55bps	14	—	14

				$76,559	$—	$76,559

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

††	See the tables below for the swap constituents. To the extent that any swap is composed of the greater than 50 constituents, the Portfolio is only required to disclose the top 50.

The following table represents the individual positions and related values of underlying securities of Barclays Canadian Banks Index total return swap with Barclays Capital Group, as of June 30, 2018, termination date 05/04/19:

Reference Equity	Shares	Market Value	% of Total Index Value
Royal Bank of Canada	1,458	$109,796	28.21%
Toronto-Dominion Bank (The)	1,849	107,030	27.50%
Bank of Nova Scotia (The)	1,199	67,899	17.45%
Bank of Montreal	649	50,172	12.89%
Canadian Imperial Bank of Commerce	436	37,932	9.75%

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Reference Equity	Shares	Market Value	% of Total Index Value
National Bank of Canada	340	$16,326	4.20%

		$389,155

The following table represents the individual positions and related values of underlying securities of BNP Luxury Index total return swap with BNP Paribas, as of June 30, 2018, termination date 04/27/19:

Reference Equity	Shares	Market Value	% of Total Index Value
LVMH Moet Hennessy Louis Vuitton SE	1,046	$348,475	35.27%
Kering SA	347	196,179	19.86%
Cie Financiere Richemont SA	1,578	133,794	13.54%
Swatch Group AG (The)	151	71,580	7.25%
Hermes International	87	53,343	5.40%
Tapestry, Inc.	782	36,510	3.70%
Burberry Group PLC	1,174	33,463	3.39%
Moncler SpA	700	31,869	3.23%
Christian Dior SE	65	26,996	2.73%
HUGO BOSS AG	194	17,609	1.78%
Puma SE	29	16,936	1.71%
Salvatore Ferragamo SpA	465	11,360	1.15%
Tod’s SpA	91	5,645	0.57%
Brunello Cucinelli SpA	94	4,178	0.42%

		$987,937

The following table represents the individual positions and related values of underlying securities of MSCI U.S. Banks Gross Total Return Index total return swap with BNP Paribas, as of June 30, 2018, termination date 06/12/19:

Reference Equity	Shares	Market Value	% of Total Index Value
JPMorgan Chase & Co.	3,432	$357,610	24.05%
Bank of America Corp.	9,732	274,331	18.45%
Wells Fargo & Co.	4,678	259,351	17.44%
Citigroup, Inc.	2,570	171,989	11.57%
US Bancorp	1,569	78,497	5.28%
PNC Financial Services Group, Inc. (The)	473	63,902	4.30%
BB&T Corp.	778	39,257	2.64%
SunTrust Banks, Inc.	468	30,917	2.08%
M&T Bank Corp.	143	24,275	1.63%
KeyCorp	1,061	20,726	1.39%
Regions Financial Corp.	1,123	19,959	1.34%
Fifth Third Bancorp	694	19,912	1.34%
Citizens Financial Group, Inc.	487	18,957	1.27%
Huntington Bancshares, Inc.	1,102	16,270	1.09%
Comerica, Inc.	173	15,712	1.06%
First Republic Bank	162	15,658	1.05%
SVB Financial Group	53	15,257	1.03%
Zions Bancorporation	198	10,408	0.70%
East West Bancorp, Inc.	145	9,424	0.63%
Signature Bank	55	7,031	0.47%
People’s United Financial, Inc.	346	6,264	0.42%
CIT Group, Inc.	116	5,846	0.39%
New York Community Bancorp, Inc.	488	5,393	0.36%

		$1,486,946

The following table represents the individual positions and related values of underlying securities of Goldman Sachs Global Machinery Index total return swap with Goldman Sachs & Co., as of June 30, 2018, termination date 11/20/18:

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Reference Equity	Shares	Market Value	% of Total Index Value
CRRC Corp. Ltd.	103,323	$80,199	8.77%
Atlas Copco AB	2,617	76,234	8.34%
Volvo AB	4,695	75,098	8.22%
Komatsu Ltd.	2,129	60,876	6.66%
Kone OYJ	1,156	58,946	6.45%
SMC Corp/Japan	148	54,256	5.94%
Schindler Holding AG	233	50,119	5.48%
Sandvik AB	2,767	49,137	5.38%
Kubota Corp.	2,719	42,785	4.68%
MAN SE	323	36,605	4.00%
CNH Industrial NV	3,009	31,962	3.50%
Epiroc AB	2,617	27,474	3.01%
Weichai Power Co. Ltd.	19,266	26,567	2.91%
Wartsila OYJ Abp	1,307	25,684	2.81%
Alfa Laval AB	915	21,728	2.38%
Hitachi Construction Machinery Co. Ltd.	470	15,289	1.67%
GEA Group AG	423	14,276	1.56%
Hino Motors Ltd.	1,266	13,518	1.48%
Hyundai Heavy Industries Co. Ltd.	146	13,389	1.46%
Weir Group PLC (The)	496	13,086	1.43%
NGK Insulators Ltd.	719	12,798	1.40%
Sulzer AG	104	12,685	1.39%
Melrose Industries PLC	4,303	12,076	1.32%
Metso OYJ	332	11,136	1.22%
Kawasaki Heavy Industries Ltd.	365	10,747	1.18%
ZOOMLION CO. Ltd.	24,564	10,489	1.15%
JTEKT Corp.	753	10,249	1.12%
Sumitomo Heavy Industries Ltd.	271	9,135	1.00%
IMI PLC	602	8,992	0.98%
Samsung Heavy Industries Co. Ltd.	1,298	8,324	0.91%
Hiwin Technologies Corp.	608	7,189	0.79%
Yangzijiang Shipbuilding Holdings Ltd.	8,648	5,742	0.63%
Doosan Infracore Co. Ltd.	447	3,870	0.42%
Hyundai Mipo Dockyard Co. Ltd.	44	3,396	0.37%

		$914,056

The following table represents the individual positions and related values of underlying securities of JP Morgan China Mid-Sized Banks Index total return swap with JPMorgan Chase, as of June 30, 2018, termination date 03/12/19:

Reference Equity	Shares	Market Value	% of Total Index Value
China Merchants Bank Co. Ltd.	131,691	$485,900	36.26%
China CITIC Bank Corp. Ltd.	743,160	465,069	34.71%
Bank of Communications Co. Ltd.	230,551	176,602	13.18%
China Minsheng Banking Corp. Ltd.	198,298	141,783	10.58%
Chongqing Rural Commercial Bank Co. Ltd.	77,532	46,147	3.44%
China Everbright Bank Co. Ltd.	57,105	24,527	1.83%

		$1,340,028

The following table represents the individual positions and related values of underlying securities of JP Morgan Cyclicals Basket Index total return swap with JPMorgan Chase, as of June 30, 2018, termination date 11/16/18:

Reference Equity	Shares	Market Value	% of Total Index Value
Amazon.com, Inc.	390	$662,922	6.27%
DowDuPont, Inc.	9,605	633,162	5.99%

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Reference Equity	Shares	Market Value	% of Total Index Value
Apple, Inc.	2,392	$442,783	4.19%
Microsoft Corp.	3,567	351,742	3.33%
Home Depot Inc (The)	1,154	225,145	2.13%
Boeing Co. (The)	648	217,410	2.06%
Facebook, Inc.	1,098	213,363	2.02%
Netflix, Inc.	423	165,575	1.57%
Walt Disney Co. (The)	1,511	158,368	1.50%
Alphabet, Inc.	140	156,191	1.48%
Alphabet, Inc.	138	155,828	1.47%
Comcast Corp.	4,605	151,090	1.43%
Ecolab, Inc.	1,072	150,434	1.42%
LyondellBasell Industries NV	1,336	146,760	1.39%
Air Products & Chemicals, Inc.	897	139,690	1.32%
Sherwin-Williams Co. (The)	338	137,759	1.30%
General Electric Co.	10,102	137,488	1.30%
3M Co.	696	136,917	1.30%
Union Pacific Corp.	934	132,329	1.25%
Honeywell International, Inc.	889	128,060	1.21%
McDonald’s Corp.	793	124,255	1.18%
Visa, Inc.	847	112,185	1.06%
PPG Industries, Inc.	1,056	109,539	1.04%
United Technologies Corp.	867	108,401	1.03%
Intel Corp.	2,176	108,169	1.02%
NIKE, Inc.	1,286	102,468	0.97%
Cisco Systems, Inc.	2,316	99,657	0.94%
Booking Holdings, Inc.	48	97,300	0.92%
Freeport-McMoRan, Inc.	5,539	95,603	0.90%
Caterpillar, Inc.	690	93,612	0.89%
International Paper Co.	1,700	88,536	0.84%
Lockheed Martin Corp.	292	86,266	0.82%
United Parcel Service, Inc.	804	85,409	0.81%
Mastercard, Inc.	432	84,897	0.80%
Newmont Mining Corp.	2,195	82,773	0.78%
Nucor Corp.	1,315	82,188	0.78%
Lowe’s Cos, Inc.	827	79,036	0.75%
Vulcan Materials Co.	545	70,338	0.67%
Starbucks Corp.	1,414	69,074	0.65%
CSX Corp.	1,066	67,989	0.64%
NVIDIA Corp.	278	65,858	0.62%
Raytheon Co.	339	65,488	0.62%
FedEx Corp.	288	65,393	0.62%
Northrop Grumman Corp.	203	62,463	0.59%
Oracle Corp.	1,399	61,640	0.58%
General Dynamics Corp.	325	60,583	0.57%
WestRock Co.	1,046	59,643	0.56%
Eastman Chemical Co.	596	59,576	0.56%
TJX Cos Inc (The)	623	59,297	0.56%
Martin Marietta Materials, Inc.	259	57,842	0.55%

		$7,108,494

The following table represents the individual positions and related values of underlying securities of JP Morgan Defense Contractors Index total return swap with JPMorgan Chase, as of June 30, 2018, termination date 06/13/19:

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Reference Equity	Shares	Market Value	% of Total Index Value
Lockheed Martin Corp.	9,713	$2,869,372	30.57%
Raytheon Co	9,806	1,894,307	20.18%
General Dynamics Corp.	10,111	1,884,760	20.08%
Northrop Grumman Corp.	5,936	1,826,487	19.46%
Harris Corp.	4,030	582,486	6.21%
Huntington Ingalls Industries, Inc.	1,519	329,403	3.51%

		$9,386,815

The following table represents the individual positions and related values of underlying securities of JP Morgan Defensive Basket Index total return swap with JPMorgan Chase, as of June 30, 2018, termination date 11/16/18:

Reference Equity	Shares	Market Value	% of Total Index Value
Verizon Communications, Inc.	25,376	$1,276,667	12.93%
AT&T, Inc.	38,194	1,226,409	12.42%
Procter & Gamble Co. (The)	3,581	279,533	2.83%
NextEra Energy, Inc.	1,641	274,096	2.78%
Johnson & Johnson	2,174	263,793	2.67%
Coca-Cola Co. (The)	5,391	236,449	2.39%
PepsiCo, Inc.	2,006	218,393	2.21%
Duke Energy Corp.	2,454	194,062	1.97%
UnitedHealth Group, Inc.	783	192,101	1.95%
Walmart, Inc.	2,056	176,096	1.78%
Philip Morris International, Inc.	2,181	176,094	1.78%
Pfizer, Inc.	4,834	175,378	1.78%
Southern Co. (The)	3,504	162,270	1.64%
Dominion Energy, Inc.	2,253	153,610	1.56%
Altria Group, Inc.	2,694	152,992	1.55%
Exelon Corp.	3,366	143,392	1.45%
Merck & Co, Inc.	2,215	134,451	1.36%
Costco Wholesale Corp.	616	128,732	1.30%
AbbVie, Inc.	1,291	119,611	1.21%
American Electric Power Co, Inc.	1,724	119,387	1.21%
CenturyLink, Inc.	6,044	112,660	1.14%
Amgen, Inc.	591	109,093	1.10%
Sempra Energy	880	102,177	1.03%
Public Service Enterprise Group, Inc.	1,774	96,044	0.97%
Medtronic PLC	1,097	93,914	0.95%
CVS Health Corp.	1,428	91,892	0.93%
Mondelez International, Inc.	2,117	86,797	0.88%
Abbott Laboratories	1,407	85,813	0.87%
Consolidated Edison, Inc.	1,086	84,686	0.86%
Xcel Energy, Inc.	1,780	81,310	0.82%
Colgate-Palmolive Co.	1,237	80,170	0.81%
PG&E Corp.	1,798	76,523	0.78%
Gilead Sciences, Inc.	1,058	74,949	0.76%
Bristol-Myers Squibb Co.	1,328	73,492	0.74%
Walgreens Boots Alliance, Inc.	1,219	73,158	0.74%
Edison International	1,142	72,254	0.73%
WEC Energy Group, Inc.	1,106	71,503	0.72%
PPL Corp.	2,395	68,377	0.69%
Thermo Fisher Scientific, Inc.	324	67,113	0.68%
Eli Lilly & Co.	785	66,984	0.68%
DTE Energy Co.	629	65,183	0.66%
Eversource Energy	1,111	65,116	0.66%

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Reference Equity	Shares	Market Value	% of Total Index Value
FirstEnergy Corp.	1,558	$55,948	0.57%
American Water Works Co., Inc.	625	53,363	0.54%
Constellation Brands, Inc.	241	52,748	0.53%
Kraft Heinz Co. (The)	838	52,643	0.53%
Kimberly-Clark Corp.	496	52,249	0.53%
Ameren Corp.	851	51,783	0.52%
Becton Dickinson and Co	214	51,255	0.52%
Entergy Corp.	629	50,817	0.51%

		$8,023,530

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$79,306	$(2,747)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$682,658	$259,751	$—
Sovereign Bonds	—	1,783,057	—
U.S. Treasury Obligation	—	1,002,600	—
Unaffiliated Funds	2,130,369	—	—
Other Financial Instruments*
Financial Futures Contracts	(17,836)	—	—
Commodity Futures Contracts	1,094	—	—
OTC Forward Foreign Currency Exchange Contracts	—	54,611	—
Centrally Cleared Interest Rate Swap Agreements	—	(41,265)	—
OTC Total Return Swap Agreements	—	76,559	—

Total	$2,796,285	$3,135,313	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2018 were as follows:

Unaffiliated Funds	33.7%
Sovereign Bonds	28.2
U.S. Treasury Obligation	15.8
Consumer Finance	10.8
Construction & Engineering	0.8
IT Services	0.6
Professional Services	0.5
Automobiles	0.4
Transportation Infrastructure	0.4
Capital Markets	0.3
Banks	0.3

Hotels, Restaurants & Leisure	0.2%
Building Products	0.2
Road & Rail	0.1
Construction Materials	0.1
Commercial Services & Supplies	0.1
Trading Companies & Distributors	0.1

92.6
Other assets in excess of liabilities	7.4

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Due from/to broker — variation margin futures	$1,094	*	—	$—
Commodity contracts	Unrealized appreciation on OTC swap agreements	6,896		—	—
Equity contracts	Due from/to broker — variation margin futures	2,607	*	Due from/to broker — variation margin futures	19,434	*
Equity contracts	Unrealized appreciation on OTC swap agreements	72,410		Unrealized depreciation on OTC swap agreements	2,747
Foreign exchange contracts	—	—		Due from/to broker — variation margin futures	1,506	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	148,592		Unrealized depreciation on OTC forward foreign currency exchange contracts	93,981
Interest rate contracts	Due from/to broker — variation margin futures	3,953	*	Due from/to broker — variation margin futures	3,456	*
Interest rate contracts	Due from/to broker — variation margin swaps	2,413	*	Due from/to broker — variation margin swaps	43,678	*

Total		$237,965			$164,802

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Swaps
Commodity contracts	$3,070	$—	$(11,980)
Equity contracts	24,979	—	(165,306)
Foreign exchange contracts	26,781	116,410	—
Interest rate contracts	(29,478)	—	35,863

Total	$25,352	$116,410	$(141,423)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Swaps
Commodity contracts	$6,884	$—	$18,159
Equity contracts	(15,802)	—	103,167
Foreign exchange contracts	13,934	73,177	—
Interest rate contracts	(4,241)	—	(52,048)

Total	$775	$73,177	$69,278

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures Contracts- Long Positions(1)	Futures Contracts- Short Positions(1)	Forward Foreign Currency Exchange Contracts- Purchased(2)	Forward Foreign Currency Exchange Contracts- Sold(2)	Interest Rate Swap Agreements(1)	Total Return Swap Agreements(1)
$2,106,209	$2,436,265	$2,753,724	$4,912,914	$7,154,329	$2,493,018

(1)	Notional Amount in USD.

(2)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$1,453	$(18)	$1,435	$—	$1,435
Barclays Capital Group	2,845	(3,188)	(343)	—	(343)
BNP Paribas	38,749	(6,419)	32,330	—	32,330
Citigroup Global Markets	70,216	(82,395)	(12,179)	—	(12,179)
Commonwealth Bank of Australia	100	(428)	(328)	—	(328)
Credit Suisse First Boston Corp	—	(37)	(37)	—	(37)
Goldman Sachs & Co	59,826	(1,354)	58,472	(30,000)	28,472
JPMorgan Chase.	42,291	(1,114)	41,177	—	41,177
State Street Bank	38	(429)	(391)	—	(391)
UBS AG	12,380	(1,346)	11,034	—	11,034

	$227,898	$(96,728)	$131,170	$(30,000)	$101,170

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value:
Unaffiliated investments (cost $5,996,395)	$5,858,435
Cash	30,000
Foreign currency, at value (cost $41,579)	40,639
Deposit with broker for futures	133,872
Unrealized appreciation on OTC forward foreign currency contracts	148,592
Deposit with broker for centrally cleared swaps	100,000
Unrealized appreciation on OTC swap agreements	79,306
Dividends and interest receivable	77,343
Tax reclaim receivable	9,145
Receivable for portfolio shares sold	8,605
Receivable for investments sold	7,891
Due from broker-variation margin swaps	6,205
Receivable from affiliate	67
Prepaid expenses	71

Total Assets	6,500,171

LIABILITIES:
Unrealized depreciation on OTC forward foreign currency contracts	93,981
Cash segregated from Counterparty—OTC	30,000
Custodian and accounting fees payable.	18,906
Audit fees	16,762
Payable to affiliate	6,057
Accrued expenses and other liabilities	3,938
Unrealized depreciation on OTC swap agreements	2,747
Management fees payable	1,676
Due to broker-variation margin futures	948
Affiliated transfer agent fee payable	365
Distribution fee payable	216
Payable for portfolio shares repurchased	5

Total Liabilities	175,601

NET ASSETS	$6,324,570

Net assets were comprised of:
Partners Equity	$6,324,570

Net asset value and redemption price per share, $6,324,570 / 690,965 outstanding shares of beneficial interest	$9.15

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income	$69,049
Unaffiliated dividend income (net) (foreign withholding tax $3,169, of which $297 is reimbursable by an affiliate)	33,319

102,368

EXPENSES
Management fees	29,250
Distribution fee	7,031
Custodian and accounting fees	34,720
Audit fee	16,761
Trustees’ fees	4,760
Legal fees and expenses	4,260
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	3,227
Pricing fees	2,174
Commitment fee on syndicated credit agreement	1,052
Insurance expenses	414
Miscellaneous	5,195

Total expenses	112,310
Less: Fee waivers and/or expense reimbursement	(72,377)

Net expenses	39,933

NET INVESTMENT INCOME (LOSS)	62,435

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	184,175
Futures transactions	25,352
Swap agreements transactions	(141,423)
Forward currency contracts transactions	116,410
Foreign currency transactions.	51,006

235,520

Net change in unrealized appreciation (depreciation) on:
Investments	(440,362)
Futures	775
Swap agreements	69,278
Forward currency contracts	73,177
Foreign currencies	(20,322)

(317,454)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(81,934)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,499)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$62,435	$18,446
Net realized gain (loss) on investment and foreign currency transactions	235,520	(316,238)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(317,454)	164,044

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(19,499)	(133,748)

FUND SHARE TRANSACTIONS:
Fund share sold [142,057 and 168,764 shares, respectively]	1,297,125	1,551,605
Fund share repurchased [21,642 and 1,313,175 shares, respectively]	(196,934)	(11,951,634)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	1,100,191	(10,400,029)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,080,692	(10,533,777)
NET ASSETS:
Beginning of period	5,243,878	15,777,655

End of period	$6,324,570	$5,243,878

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 83.9%
COMMON STOCKS — 79.1%	Shares	Value
Aerospace & Defense — 2.8%
General Dynamics Corp.	2,250	$419,422
Raytheon Co.	820	158,408

		577,830

Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	1,250	91,375

Airlines — 1.2%
Delta Air Lines, Inc.	5,000	247,700

Banks — 4.1%
Comerica, Inc.	4,400	400,048
JPMorgan Chase & Co.	4,200	437,640

		837,688

Beverages — 0.5%
PepsiCo, Inc.	950	103,427

Biotechnology — 1.6%
Gilead Sciences, Inc.	4,585	324,801

Capital Markets — 5.3%
BlackRock, Inc.	400	199,616
Blackstone Group LP (The)	6,750	217,147
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	5,950	241,213
CME Group, Inc.	1,760	288,499
Goldman Sachs Group, Inc. (The)	560	123,519

		1,069,994

Chemicals — 1.8%
Ashland Global Holdings, Inc.	4,720	369,010

Communications Equipment — 0.2%
Juniper Networks, Inc.	1,600	43,872

Construction & Engineering — 0.6%
Valmont Industries, Inc.	856	129,042

Containers & Packaging — 0.2%
Crown Holdings, Inc.*	1,100	49,236

Diversified Financial Services — 1.0%
FGL Holdings*	24,450	205,136

Electric Utilities — 2.2%
Brookfield Infrastructure Partners LP (Canada)	6,800	261,120
NextEra Energy, Inc.	1,100	183,733

		444,853

Electrical Equipment — 1.6%
Eaton Corp. PLC	4,400	328,856

Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp. (Class A Stock)	1,478	128,808
CDW Corp.	3,750	302,962

		431,770

Energy Equipment & Services — 1.4%
Cactus, Inc. (Class A Stock)*	887	29,972
Schlumberger Ltd.	3,712	248,815

		278,787

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	840	175,543

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
Sprouts Farmers Market, Inc.*	7,350	$162,215
Walmart, Inc.	2,100	179,865

		517,623

Food Products — 3.9%
Conagra Brands, Inc.	11,650	416,254
Hain Celestial Group, Inc. (The)*	9,250	275,650
Pinnacle Foods, Inc.	1,650	107,349

		799,253

Health Care Equipment & Supplies — 1.4%
DENTSPLY SIRONA, Inc.	6,510	284,943

Health Care Providers & Services — 3.5%
CVS Health Corp.	4,750	305,662
DaVita, Inc.*	2,850	197,904
UnitedHealth Group, Inc.	846	207,558

		711,124

Hotels, Restaurants & Leisure — 2.1%
Dave & Buster’s Entertainment, Inc.*	600	28,560
Marriott International, Inc. (Class A Stock)	786	99,508
McDonald’s Corp.	1,850	289,876

		417,944

Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.*	155	263,469
Expedia Group, Inc.	3,200	384,608

		648,077

Internet Software & Services — 6.1%
Alphabet, Inc. (Class A Stock)*	355	400,862
Alphabet, Inc. (Class C Stock)*	28	31,238
eBay, Inc.*	4,341	157,405
Facebook, Inc. (Class A Stock)*	2,075	403,214
Spotify Technology SA*	1,420	238,901

		1,231,620

IT Services — 4.5%
PayPal Holdings, Inc.*	2,100	174,867
Visa, Inc. (Class A Stock)	3,800	503,310
WEX, Inc.*	1,240	236,195

		914,372

Machinery — 0.7%
Gates Industrial Corp. PLC*	8,249	134,211

Multi-Utilities — 0.6%
Sempra Energy	500	58,055
WEC Energy Group, Inc.	1,000	64,650

		122,705

Oil, Gas & Consumable Fuels — 2.5%
Cheniere Energy, Inc.*	1,300	84,747
Enbridge, Inc. (Canada)	11,700	417,573

		502,320

Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.	2,245	124,238

Professional Services — 4.2%
Equifax, Inc.	2,100	262,731
IHS Markit Ltd.*	8,550	441,094

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Professional Services (continued)
Verisk Analytics, Inc.*	1,336	$143,807

		847,632

Real Estate Management & Development — 0.2%
Five Point Holdings LLC (Class A Stock)*	3,850	43,313

Road & Rail — 2.0%
CSX Corp.	4,210	268,514
Norfolk Southern Corp.	900	135,783

		404,297

Semiconductors & Semiconductor Equipment — 0.5%
ASML Holding NV (Netherlands)	533	105,518

Software — 1.2%
Microsoft Corp.	2,550	251,455

Specialty Retail — 5.9%
Asbury Automotive Group, Inc.*	1,200	82,260
Home Depot, Inc. (The)	1,900	370,690
Hudson Ltd. (United Kingdom) (Class A Stock)*	13,000	227,370
Lowe’s Cos., Inc.	1,050	100,349
Michaels Cos., Inc. (The)*	4,950	94,892
National Vision Holdings, Inc.*	750	27,428
Party City Holdco, Inc.*	9,000	137,250
Tractor Supply Co.	1,970	150,685

		1,190,924

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	1,290	238,792
Western Digital Corp.	1,300	100,633

		339,425

Textiles, Apparel & Luxury Goods — 2.1%
PVH Corp.	2,800	419,216

Tobacco — 0.4%
Philip Morris International, Inc.	970	78,318

Trading Companies & Distributors — 1.6%
HD Supply Holdings, Inc.*	7,750	332,397

Water Utilities — 0.6%
American Water Works Co., Inc.	1,450	123,801

TOTAL COMMON STOCKS (cost $13,803,736)		16,078,103

	Units
WARRANTS* — 0.1%
Diversified Financial Services — 0.1%
FGL Holdings, expiring 12/01/22 (cost $23,955)	15,600	18,720

Interest Rate	Maturity Date	Principal Amount (000)#
CONVERTIBLE BOND — 0.2%
Semiconductors — 0.2%
MagnaChip Semiconductor SA (South Korea),
Gtd. Notes
5.000%	03/01/21	25	35,567

(cost $29,000)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 4.5%
Commercial Services — 1.2%
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20	120	$114,852
IHS Markit Ltd.,
Gtd. Notes, 144A
4.000%	03/01/26	140	133,525

			248,377

Gas — 0.8%
Rockpoint Gas Storage Canada Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.000%	03/31/23	150	150,000

Healthcare-Services — 0.0%
Kindred Healthcare, Inc.,
Gtd. Notes
8.750%	01/15/23	5	5,328

Household Products/Wares — 0.2%
Kronos Acquisition Holdings, Inc. (Canada),
Gtd. Notes, 144A
9.000%	08/15/23	37	33,300

Real Estate — 0.3%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	65	66,219

Retail — 1.7%
PetSmart, Inc.,
Gtd. Notes, 144A
8.875%	06/01/25	202	132,815
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	286	220,249

			353,064

Semiconductors — 0.3%
MagnaChip Semiconductor Corp. (South Korea),
Sr. Unsec’d. Notes
6.625%	07/15/21	65	62,875

TOTAL CORPORATE BONDS (cost $951,801)			919,163

TOTAL LONG-TERM INVESTMENTS (cost $14,808,492)			17,051,553

	Shares
SHORT-TERM INVESTMENTS — 10.0%
UNAFFILIATED FUND — 9.9%
BlackRock Liquidity Funds FedFund Portfolio (cost $2,010,705)	2,010,705	2,010,705

OPTIONS PURCHASED~* — 0.1%
(cost $25,296)		24,040

TOTAL SHORT-TERM INVESTMENTS (cost $2,036,001)		2,034,745

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 93.9%
(cost $16,844,493)		19,086,298

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SECURITIES SOLD SHORT(q) — (15.9)%
COMMON STOCKS — (11.0)%	Shares	Value
Auto Components — (0.1)%
BorgWarner, Inc.	500	$(21,580)

Automobiles — (0.5)%
Harley-Davidson, Inc.	500	(21,040)
Tesla, Inc.*	230	(78,878)

		(99,918)

Beverages — (0.2)%
National Beverage Corp.*	350	(37,415)

Building Products — (0.2)%
Lennox International, Inc.	230	(46,035)

Capital Markets — (0.7)%
FactSet Research Systems, Inc.	300	(59,430)
Federated Investors, Inc. (Class B Stock)	3,300	(76,956)

		(136,386)

Chemicals — (0.2)%
LyondellBasell Industries NV (Class A Stock)	300	(32,955)

Electric Utilities — (0.5)%
PG&E Corp	1,000	(42,560)
Southern Co. (The)	1,350	(62,518)

		(105,078)

Energy Equipment & Services — (0.6)%
Core Laboratories NV	900	(113,589)

Equity Real Estate Investment Trusts (REITs) — (0.7)%
Lamar Advertising Co. (Class A Stock)	900	(61,479)
Realty Income Corp.	1,550	(83,374)

		(144,853)

Food Products — (1.1)%
General Mills, Inc.	2,300	(101,798)
Kellogg Co.	750	(52,403)
McCormick & Co., Inc.	550	(63,849)

		(218,050)

Health Care Equipment & Supplies — (0.2)%
Becton, Dickinson and Co.	210	(50,308)

Hotels, Restaurants & Leisure — (0.5)%
Dine Brands Global, Inc.	725	(54,230)
Texas Roadhouse, Inc.	700	(45,857)

		(100,087)

Internet Software & Services — (0.2)%
Dropbox, Inc. (Class A Stock)*	1,250	(40,525)

IT Services — (0.6)%
CGI Group, Inc. (Canada) (Class A Stock)*	230	(14,564)
Western Union Co. (The)	5,350	(108,765)

		(123,329)

Machinery — (0.4)%
PACCAR, Inc.	650	(40,274)
Stanley Black & Decker, Inc.	300	(39,843)

		(80,117)

SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)	Shares	Value
Media — (0.7)%
Discovery Communications, Inc. (Class A Stock)*	3,750	$(103,125)
New Media Investment Group, Inc.	1,750	(32,340)

		(135,465)

Multiline Retail — (0.2)%
Ollie’s Bargain Outlet Holdings, Inc.*	700	(50,750)

Multi-Utilities — (0.6)%
CenterPoint Energy, Inc.	1,450	(40,180)
Consolidated Edison, Inc.	1,140	(88,897)

		(129,077)

Oil, Gas & Consumable Fuels — (0.2)%
Tallgrass Energy Partners LP, MLP	889	(38,503)

Semiconductors & Semiconductor Equipment — (0.2)%
NVIDIA Corp.	180	(42,642)

Software — (0.4)%
Ellie Mae, Inc.*	750	(77,880)

Specialty Retail — (1.3)%
Five Below, Inc.*	780	(76,214)
Gap, Inc. (The)	1,500	(48,585)
Sally Beauty Holdings, Inc.*	2,700	(43,281)
Williams-Sonoma, Inc.	1,700	(104,346)

		(272,426)

Technology Hardware, Storage & Peripherals — (0.3)%
Seagate Technology PLC	1,050	(59,293)

Textiles, Apparel & Luxury Goods — (0.4)%
Ralph Lauren Corp.	700	(88,004)

TOTAL COMMON STOCKS (proceeds received $2,109,786)		(2,244,265)

UNAFFILIATED EXCHANGE TRADED FUNDS — (4.9)%
Consumer Discretionary Select Sector
SPDR Fund	1,766	(193,024)
iShares Core S&P Small-Cap ETF	728	(60,759)
iShares Russell 2000 ETF	274	(44,873)
iShares Russell Mid-Cap ETF	1,041	(220,838)
SPDR S&P Retail ETF	1,700	(82,552)
Technology Select Sector SPDR Fund	2,250	(156,307)
Utilities Select Sector SPDR Fund	2,378	(123,561)
Vanguard REIT ETF	1,400	(114,030)

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (proceeds received $819,635)		(995,944)

TOTAL SECURITIES SOLD SHORT (proceeds received $2,929,421)		(3,240,209)

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Value
OPTIONS WRITTEN~* — (0.2)%
(premiums received $59,226)	$(41,404)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 77.8% (cost $13,855,846)	15,804,685
OTHER ASSETS IN EXCESS OF LIABILITIES(z) — 22.2%	4,513,130

NET ASSETS — 100.0%	$20,317,815

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(q)	Deposit with Goldman Sachs & Co. as collateral in the amount of $2,791,347 exceeds the value of securities sold short as of June 30, 2018.

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Enbridge Energy Partners LP	Call	10/19/18	$35.00	15	2	$3,225
Equifax, Inc.	Call	01/18/19	$130.00	6	1	3,930
Hain Celestial Group, Inc. (The)	Call	08/17/18	$37.00	16	2	400
Hain Celestial Group, Inc. (The)	Call	11/16/18	$31.00	15	2	3,675
Hain Celestial Group, Inc. (The)	Call	11/16/18	$36.00	7	1	665
KKR & Co., Inc.	Call	09/21/18	$25.00	35	4	4,375
S&P 500 Index	Call	12/21/18	$3,000.00	9	1	6,300
Tractor Supply Co.	Call	08/17/18	$80.00	7	1	1,470

Total Options Purchased (cost $25,296)						$24,040

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Ashland Global Holdings, Inc.	Call	10/19/18	$85.00	7	1		$(1,575)
Cheniere Energy, Inc.	Call	12/21/18	$70.00	11	1		(4,592)
Facebook, Inc.	Call	08/17/18	$200.00	3	—	(r)	(1,995)
Party City Holdco, Inc.	Call	07/20/18	$17.50	32	3		(160)
Party City Holdco, Inc.	Call	10/19/18	$17.50	50	5		(2,375)
PayPal Holdings, Inc.	Call	08/17/18	$92.50	4	—	(r)	(372)
WEX, Inc.	Call	08/17/18	$185.00	3	—	(r)	(3,510)
Cactus, Inc.	Put	02/15/19	$30.00	5	1		(1,062)
CME Group, Inc.	Put	09/21/18	$145.00	4	—	(r)	(560)
Conagra Brands, Inc.	Put	09/21/18	$35.00	9	1		(855)
Dave & Buster’s Entertainment	Put	08/17/18	$45.00	7	1		(980)
Dave & Buster’s Entertainment	Put	10/19/18	$40.00	10	1		(1,375)
Enbridge Energy Partners LP	Put	10/19/18	$27.50	15	2		(300)
Equifax, Inc.	Put	01/18/19	$105.00	7	1		(1,330)
Goldman Sachs Group, Inc.	Put	09/21/18	$200.00	2	—	(r)	(540)
Hain Celestial Group, Inc. (The)	Put	08/17/18	$30.00	6	1		(1,020)
Hain Celestial Group, Inc. (The)	Put	11/16/18	$25.00	15	2		(1,350)
Hain Celestial Group, Inc. (The)	Put	11/16/18	$28.00	7	1		(1,295)
KKR & Co., Inc.	Put	09/21/18	$22.00	35	4		(1,487)
Ollie’s Bargain Outlet Holdings, Inc.	Put	10/19/18	$60.00	7	1		(980)
Party City Holdco, Inc.	Put	07/20/18	$14.00	22	2		(223)
Party City Holdco, Inc.	Put	10/19/18	$14.00	25	3		(1,875)
Paypal Holdings, Inc.	Put	10/19/18	$70.00	11	1		(1,287)
PPG Industries, Inc.	Put	08/17/18	$95.00	5	1		(638)

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
PVH Corp.	Put	08/17/18	$140.00	3	—	(r)	$(518)
S&P 500 Index	Put	12/21/18	$2,200.00	3	—	(r)	(5,790)
Spotify Technology SA	Put	10/19/18	$160.00	3	—	(r)	(3,360)

Total Options Written (premiums received $ 59,226)							$(41,404)

(r)	Notional amount is less than $500 par.

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
3	NASDAQ 100 E-Mini Index	Sep. 2018	$424,005	$9,567
2	Russell 2000 E-Mini Index	Sep. 2018	164,750	3,880
14	S&P 500 E-Mini Index	Sep. 2018	1,905,120	46,900

				$60,347

Cash of $102,100 has been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at June 30, 2018.

Total return swap agreements outstanding at June 30, 2018:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Citigroup Global Markets	5/15/19	(81)	Pay quarterly fixed payments on S&P 500 Consumer Staples Select Sector Index and receive quarterly variable payments based on 3 Month LIBOR minus 35bps	$2,159	$—	$2,159
Citigroup Global Markets	5/15/19	(934)	Pay quarterly fixed payments on S&P 500 Growth Index and receive quarterly variable payments based on 3 Month LIBOR minus 35bps	(32,956)	—	(32,956)
Citigroup Global Markets	7/28/18	(40)	Pay upon termination an amount based on Prospect Capital Corp. and receive monthly variable payments based on 1 Month LIBOR minus 200bps	26	10	16
Citigroup Global Markets	8/08/19	(37)	Pay upon termination an amount based on Tallgrass Energy Partners LP and receive monthly variable payments based on 1 Month LIBOR minus 600bps	(4,078)	—	(4,078)
Goldman Sachs & Co.	11/29/19	(198)	Pay upon termation an amount based on S&P 500 Value TR Index and receive monthly variable payments based on 1 Month LIBOR plus 34.50bps	(2,583)	—	(2,583)
Goldman Sachs & Co.	1/28/19	(101)	Pay upon termination date on Russell Midcap Index Total Return and receive monthly variable payments based on 1 Month LIBOR minus 55bps	(10,438)	—	(10,438)

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty	Termination Date		Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Goldman Sachs & Co.	7/28/18	(10)		Pay upon termination an amount based on Prospect Capital Corp. and receive monthly variable payments based on 1 Month LIBOR minus 200bps	$7	$—	$7

					$(47,863)	$10	$(47,873)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$10	$—	$2,182	$(50,055)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$16,078,103	$—	$—
Warrant	18,720	—	—
Convertible Bond	—	35,567	—
Corporate Bonds	—	919,163	—
Unaffiliated Fund	2,010,705	—	—
Options Purchased	24,040	—	—
Common Stocks — Short	(2,244,265)	—	—
Unaffiliated Exchange Traded Funds — Short	(995,944)	—	—
Options Written	(41,244)	(160)	—
Other Financial Instruments*
Futures Contracts	60,347	—	—
OTC Total Return Swap Agreements	—	(47,863)	—

Total	$14,910,462	$906,707	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2018 were as follows:

Unaffiliated Fund	9.9%
Internet Software & Services	6.1
Specialty Retail	5.9
Capital Markets	5.3

IT Services	4.5%
Professional Services	4.2
Banks	4.1
Food Products	3.9
Health Care Providers & Services	3.5
Internet & Direct Marketing Retail	3.2
Aerospace & Defense	2.8
Food & Staples Retailing	2.6
Oil, Gas & Consumable Fuels	2.5

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Electric Utilities	2.2%
Electronic Equipment, Instruments & Components	2.1
Textiles, Apparel & Luxury Goods	2.1
Hotels, Restaurants & Leisure	2.1
Road & Rail	2.0
Chemicals	1.8
Retail	1.7
Technology Hardware, Storage & Peripherals	1.7
Trading Companies & Distributors	1.6
Electrical Equipment	1.6
Biotechnology	1.6
Health Care Equipment & Supplies	1.4
Energy Equipment & Services	1.4
Software	1.2
Commercial Services	1.2
Airlines	1.2
Diversified Financial Services	1.1
Gas	0.7
Machinery	0.7
Construction & Engineering	0.6
Pharmaceuticals	0.6
Water Utilities	0.6
Multi-Utilities	0.6
Semiconductors & Semiconductor Equipment	0.5
Beverages	0.5
Semiconductors	0.5
Air Freight & Logistics	0.5
Tobacco	0.4
Real Estate	0.3
Containers & Packaging	0.2
Communications Equipment	0.2
Real Estate Management & Development	0.2
Household Products/Wares	0.2
Options Purchased	0.1

Healthcare-Services	0.0%*
Auto Components	(0.1)
Chemicals	(0.2)
Beverages	(0.2)
Oil, Gas & Consumable Fuels	(0.2)
Internet Software & Services	(0.2)
Semiconductors & Semiconductor Equipment	(0.2)
Building Products	(0.2)
Health Care Equipment & Supplies	(0.2)
Multiline Retail	(0.2)
Technology Hardware, Storage & Peripherals	(0.3)
Software	(0.4)
Machinery	(0.4)
Textiles, Apparel & Luxury Goods	(0.4)
Automobiles	(0.5)
Hotels, Restaurants & Leisure	(0.5)
Electric Utilities	(0.5)
Energy Equipment & Services	(0.6)
IT Services	(0.6)
Multi-Utilities	(0.6)
Media	(0.7)
Capital Markets	(0.7)
Equity Real Estate Investment Trusts (REITs)	(0.7)
Food Products	(1.1)
Specialty Retail	(1.3)
Unaffiliated Exchange Traded Funds	(4.9)

78.0
Options Written	(0.2)
Other assets in excess of liabilities	22.2

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$60,347	*	—	$—
Equity contracts	Premiums paid for OTC swap agreements	10		—	—
Equity contracts	Unaffiliated investments	42,760		Options written outstanding, at value	41,404
Equity contracts	Unrealized appreciation on OTC swap agreements	2,182		Unrealized depreciation on OTC swap agreements	50,055

Total		$105,299			$91,459

*

Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Equity contracts	$46,798	$82,059	$(160,638)	$(50,429)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(2)	Options Purchased(2)	Options Written	Futures	Swaps
Equity contracts	$(5,235)	$(20,288)	$(15,623)	$89,888	$(18,938)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts- Short Positions(2)	Total Return Swap Agreements(2)
$32,533	$37,333	$2,434,153	$1,256,244

(1)	Cost.

(2)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Amounts of Recognized Assets	Collateral Received(2)	Net Amount
Securities Sold Short	Goldman Sachs & Co.	$(3,240,209)	$3,240,209	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Citigroup Global Markets	$2,185	$(37,034)	$(34,849)	$—	$(34,849)
Goldman Sachs & Co.	7	(13,021)	(13,014)	—	(13,014)

	$2,192	$(50,055)	$(47,863)	$—	$(47,863)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value:
Unaffiliated investments (cost $16,844,493)	$19,086,298
Deposit with broker for futures	102,100
Deposit with broker for securities sold short	4,654,993
Receivable for investments sold	104,795
Dividends and interest receivable	24,887
Receivable for portfolio shares sold	15,000
Tax reclaim receivable	4,542
Unrealized appreciation on OTC swap agreements	2,182
Receivable from affiliate	89
Premiums paid for OTC swap agreements	10
Prepaid expenses	71

Total Assets	23,994,967

LIABILITIES:
Securities sold short at value (proceeds receivable $2,929,421)	3,240,209
Payable for investments purchased	281,459
Unrealized depreciation on OTC swap agreements	50,055
Options written outstanding, at value (premiums received $59,226)	41,404
Accrued expenses and other liabilities	39,053
Management fees payable	11,119
Payable to affiliate	3,943
Dividends payable on securities sold short	3,230
Payable for portfolio shares repurchased	2,904
Due to broker-variation margin futures	1,525
Interest payable on securities sold short	1,169
Distribution fee payable	695
Affiliated transfer agent fee payable	365
Payable to custodian	22

Total Liabilities	3,677,152

NET ASSETS	$20,317,815

Net assets were comprised of:
Partners Equity	$20,317,815

Net asset value and redemption price per share, $20,317,815 / 1,814,054 outstanding shares of beneficial interest	$11.20

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $2,315, of which $179 is reimbursable by an affiliate)	$109,173
Interest income	60,049

169,222

EXPENSES
Management fees	100,773
Distribution fee	24,224
Dividends on securities sold short	34,515
Custodian and accounting fees	23,791
Audit fee	15,968
Trustees’ fees	4,760
Legal fees and expenses	4,261
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,846
Miscellaneous	6,248

Total expenses	220,852
Less: Fee waivers and/or expense reimbursement	(48,744)

Net expenses	172,108

NET INVESTMENT INCOME (LOSS)	(2,886)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	649,694
Futures transactions	(160,638)
Options written transactions	82,059
Short sales transactions	(183,020)
Swap agreements transactions.	(50,429)
Foreign currency transactions.	1,620

339,286

Net change in unrealized appreciation (depreciation) on:
Investments	(370,024)
Futures	89,888
Options written	(15,623)
Short sales	(15,988)
Swap agreements.	(18,938)
Foreign currencies	(2)

(330,687)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	8,599

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,713

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(2,886)	$(20,908)
Net realized gain (loss) on investment and foreign currency transactions	339,286	498,624
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(330,687)	1,647,198

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,713	2,124,914

FUND SHARE TRANSACTIONS:
Fund share sold [136,163 and 196,471 shares, respectively]	1,527,703	2,059,146
Fund share repurchased [30,974 and 17,998 shares, respectively]	(349,298)	(191,032)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	1,178,405	1,868,114

CAPITAL CONTRIBUTIONS	333	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,184,451	3,993,028
NET ASSETS:
Beginning of period	19,133,364	15,140,336

End of period	$20,317,815	$19,133,364

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 92.2%		Value
AFFILIATED MUTUAL FUNDS — 61.0%	Shares
AST Global Real Estate Portfolio*	178,467	$2,243,334
AST High Yield Portfolio*	105,013	1,064,832
AST Prudential Core Bond Portfolio*	1,931,211	23,271,094
AST QMA US Equity Alpha Portfolio*	848,003	26,372,906

TOTAL AFFILIATED MUTUAL FUNDS (cost $44,987,178)(w)		52,952,166

COMMON STOCKS — 29.3%
Air Freight & Logistics — 0.5%
Deutsche Post AG (Germany)	13,422	436,086

Airlines — 1.1%
Deutsche Lufthansa AG (Germany)	19,565	468,732
International Consolidated Airlines Group SA (United Kingdom)	50,825	444,771
Turk Hava Yollari AO (Turkey)*	6,530	19,259

		932,762

Automobiles — 0.3%
Ferrari NV (Italy)	1,584	214,108
Fiat Chrysler Automobiles NV (United Kingdom)	1,138	21,468

		235,576

Banks — 2.7%
Agricultural Bank of China Ltd. (China) (Class H Stock)	474,000	221,230
Bank Hapoalim BM (Israel)	7,946	53,868
Bank Leumi Le-Israel BM (Israel)	9,666	57,195
Bank of China Ltd. (China) (Class H Stock)	245,000	121,502
Bank of Communications Co. Ltd. (China) (Class H Stock)*	156,000	119,396
Bank of Montreal (Canada)	600	46,379
BNK Financial Group, Inc. (South Korea)	13,348	111,844
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	69,000	43,094
China Construction Bank Corp. (China) (Class H Stock)*	361,000	330,330
China Everbright Bank Co. Ltd. (China) (Class H Stock)	90,000	38,612
China Merchants Bank Co. Ltd. (China) (Class H Stock)*	10,500	38,623
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	57,600	41,160
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	66,000	39,174
DBS Group Holdings Ltd. (Singapore)	2,600	50,562
DGB Financial Group, Inc. (South Korea)	7,448	68,500
Hana Financial Group, Inc. (South Korea)	3,147	120,847
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	205,000	152,897
Industrial Bank of Korea (South Korea)	9,162	126,360
KB Financial Group, Inc. (South Korea)	2,483	116,879
Mizrahi Tefahot Bank Ltd. (Israel)	916	16,852
National Bank of Canada (Canada)	900	43,212
Oversea-Chinese Banking Corp. Ltd. (Singapore)	5,200	44,292
Shinhan Financial Group Co. Ltd. (South Korea)	1,313	50,837

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Toronto-Dominion Bank (The) (Canada)	800	$46,303
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	3,089	3,833
United Overseas Bank Ltd. (Singapore)	2,400	47,037
VTB Bank PJSC (Russia)	104,330,000	80,225
Woori Bank (South Korea)	7,409	108,065

		2,339,108

Beverages — 0.5%
Ambev SA (Brazil)	800	3,711
Coca-Cola HBC AG (Switzerland)*	9,894	329,318
Diageo PLC (United Kingdom)	2,479	89,060

		422,089

Biotechnology — 0.1%
Shire PLC	968	54,536

Capital Markets — 0.7%
3i Group PLC (United Kingdom)	10,052	119,007
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	15,000	4,804
CI Financial Corp. (Canada)	3,800	68,303
Hargreaves Lansdown PLC (United Kingdom)	5,333	138,240
Investec PLC (South Africa)	7,511	53,108
London Stock Exchange Group PLC (United Kingdom)	912	53,689
Schroders PLC (United Kingdom)	1,835	76,147
Yuanta Financial Holding Co. Ltd. (Taiwan)	264,000	120,225

		633,523

Chemicals — 1.2%
Arkema SA (France)	931	109,858
Asahi Kasei Corp. (Japan)	3,500	44,385
Covestro AG (Germany), 144A	871	77,418
Frutarom Industries Ltd. (Israel)	404	39,733
Hanwha Chemical Corp. (South Korea)	8,211	160,937
Hyosung Corp. (South Korea)^	180	21,721
Kaneka Corp. (Japan)	4,000	35,823
LG Chem Ltd. (South Korea)	123	36,815
Lotte Chemical Corp. (South Korea)	661	206,054
Mitsubishi Chemical Holdings Corp. (Japan)	4,700	39,249
Mitsui Chemicals, Inc. (Japan)	1,500	39,868
Nissan Chemical Corp. (Japan)	1,100	51,240
OCI Co. Ltd. (South Korea)	459	42,466
PTT Global Chemical PCL (Thailand)	21,600	47,547
Sumitomo Chemical Co. Ltd. (Japan)	7,000	39,589
Teijin Ltd. (Japan)	2,800	51,290
Tosoh Corp. (Japan)	2,100	32,471

		1,076,464

Commercial Services & Supplies — 0.1%
Babcock International Group PLC (United Kingdom)	4,728	50,800
Societe BIC SA (France)	276	25,587

		76,387

Construction & Engineering — 0.1%
Daelim Industrial Co. Ltd. (South Korea)	744	51,109

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Construction & Engineering (continued)
HDC Hyundai Development Co-Engineering & Construction (South Korea) (Class E Stock)*	1,096	$53,005

		104,114

Construction Materials — 0.1%
Siam Cement PCL (The) (Thailand)	6,400	79,549

Consumer Finance — 0.0%
Credit Saison Co. Ltd. (Japan)	2,900	45,562

Diversified Financial Services — 0.4%
Chailease Holding Co. Ltd. (Taiwan)	15,000	49,055
Fubon Financial Holding Co. Ltd. (Taiwan)	73,000	122,138
Haci Omer Sabanci Holding A/S (Turkey)	4,636	8,901
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	8,100	49,656
ORIX Corp. (Japan)	2,900	45,710
Rural Electrification Corp. Ltd. (India)	18,008	27,558
Standard Life Aberdeen PLC (United Kingdom)	7,222	30,926

		333,944

Diversified Telecommunication Services — 0.3%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	201,727	227,346
Spark New Zealand Ltd. (New Zealand)	15,305	38,626

		265,972

Electric Utilities — 0.3%
EDP – Energias do Brasil SA (Brazil)	2,960	10,478
Inter RAO UES PJSC (Russia)	651,000	42,668
Kansai Electric Power Co., Inc. (The) (Japan)	3,000	43,752
Kyushu Electric Power Co., Inc. (Japan)	1,500	16,749
PGE Polska Grupa Energetyczna SA (Poland)*	40,707	101,159
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	10,600	49,349

		264,155

Electrical Equipment — 0.1%
OSRAM Licht AG (Germany)	542	22,073
Vestas Wind Systems A/S (Denmark)	1,308	80,751

		102,824

Electronic Equipment, Instruments & Components — 0.2%
Hitachi Ltd. (Japan)	7,000	49,315
Omron Corp. (Japan)	900	41,925
Shimadzu Corp. (Japan)	1,700	51,291
Yokogawa Electric Corp. (Japan)	2,300	40,841

		183,372

Energy Equipment & Services — 0.1%
Tenaris SA (Luxembourg)	6,444	117,603

Equity Real Estate Investment Trusts (REITs) — 0.3%
Dexus (Australia)	799	5,743
Goodman Group (Australia)	7,242	51,627
GPT Group (The) (Australia)	8,887	33,251
Link REIT (Hong Kong)	5,500	50,157
Mirvac Group (Australia)	24,413	39,183

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Stockland (Australia)	14,136	$41,534

		221,495

Food & Staples Retailing — 1.0%
Empire Co. Ltd. (Canada) (Class A Stock)	2,800	56,207
Koninklijke Ahold Delhaize NV (Netherlands)	22,139	528,627
Wal-Mart de Mexico SAB de CV (Mexico)	79,900	210,892
Woolworths Group Ltd. (Australia)	2,312	52,214

		847,940

Food Products — 0.4%
Associated British Foods PLC (United Kingdom)	1,094	39,448
Indofood Sukses Makmur Tbk PT (Indonesia)	19,300	8,954
Marine Harvest ASA (Norway)	2,288	45,492
MEIJI Holdings Co. Ltd. (Japan)	800	67,563
Nestle Malaysia Bhd (Malaysia)	1,400	51,087
Saputo, Inc. (Canada)	1,400	46,484
Yamazaki Baking Co. Ltd. (Japan)	3,700	97,016

		356,044

Gas Utilities — 0.1%
Osaka Gas Co. Ltd. (Japan)	2,200	45,553
Toho Gas Co. Ltd. (Japan)	1,000	34,642
Tokyo Gas Co. Ltd. (Japan)	500	13,276

		93,471

Health Care Equipment & Supplies — 0.4%
Cochlear Ltd. (Australia)	370	54,779
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	3,506	35,330
Hoya Corp. (Japan)	1,100	62,402
Smith & Nephew PLC (United Kingdom)	3,027	55,758
Straumann Holding AG (Switzerland)	70	53,087
William Demant Holding A/S (Denmark)*	1,583	63,529

		324,885

Hotels, Restaurants & Leisure — 1.0%
Aristocrat Leisure Ltd. (Australia)	2,657	60,679
Carnival PLC	1,893	108,194
Compass Group PLC (United Kingdom)	8,693	185,297
Flight Centre Travel Group Ltd. (Australia)	1,323	62,279
GVC Holdings PLC (United Kingdom)	3,922	54,233
InterContinental Hotels Group PLC (United Kingdom)	1,979	123,025
Merlin Entertainments PLC (United Kingdom), 144A	10,598	54,036
SJM Holdings Ltd. (Hong Kong)	59,000	73,174
TUI AG (Germany)	5,463	119,487
Yum China Holdings, Inc. (China)	1,235	47,498

		887,902

Household Durables — 0.7%
Barratt Developments PLC (United Kingdom)	7,195	48,774
Berkeley Group Holdings PLC (United Kingdom)	2,394	119,252
Coway Co. Ltd. (South Korea)	1,116	86,796
Electrolux AB (Sweden) (Class B Stock)	909	20,629

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Household Durables (continued)
Hanssem Co. Ltd. (South Korea)	258	$24,280
LG Electronics, Inc. (South Korea)	790	58,820
Persimmon PLC (United Kingdom)	3,527	117,483
Taylor Wimpey PLC (United Kingdom)	40,205	94,643

		570,677

Household Products — 0.1%
Hindustan Unilever Ltd. (India)	4,510	108,017

Independent Power & Renewable Electricity Producers — 0.0%
Electric Power Development Co. Ltd. (Japan)	1,500	38,715

Industrial Conglomerates — 0.4%
CITIC Ltd. (China)	28,000	39,389
CJ Corp. (South Korea)	521	66,383
CK Hutchison Holdings Ltd. (Hong Kong)	5,000	52,930
Hanwha Corp. (South Korea)	1,420	40,174
Jardine Strategic Holdings Ltd. (Hong Kong)	100	3,643
LG Corp. (South Korea)	1,481	95,746
Shanghai Industrial Holdings Ltd. (China)	3,000	6,970
Toshiba Corp. (Japan)*	17,000	51,035

		356,270

Insurance — 1.9%
Aegon NV (Netherlands)	19,481	116,314
Ageas (Belgium)	961	48,380
AXA SA (France)	3,612	88,255
CNP Assurances (France)	2,360	53,618
DB Insurance Co. Ltd. (South Korea)	918	48,616
Direct Line Insurance Group PLC (United Kingdom)	10,260	46,300
Fairfax Financial Holdings Ltd. (Canada)	100	56,035
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	1,674	50,690
Industrial Alliance Insurance & Financial Services, Inc. (Canada)	1,200	46,324
Intact Financial Corp. (Canada)	700	49,652
NN Group NV (Netherlands)	11,686	473,943
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	219,000	102,520
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	84,000	90,344
Poste Italiane SpA (Italy), 144A	6,432	53,686
Power Corp. of Canada (Canada)	1,000	22,394
Power Financial Corp. (Canada)	500	11,695
SCOR SE (France)	5,282	195,334
Shin Kong Financial Holding Co. Ltd. (Taiwan)	106,000	40,773
Sun Life Financial, Inc. (Canada)	1,200	48,223

		1,643,096

IT Services — 1.8%
Amadeus IT Group SA (Spain) (Class A Stock)	1,504	118,263
Atos SE (France)	377	51,263
HCL Technologies Ltd. (India)	38,152	515,513
Infosys Ltd. (India)	12,300	235,803
Tata Consultancy Services Ltd. (India)	11,661	314,499
Tech Mahindra Ltd. (India)	17,672	168,996
Vakrangee Ltd. (India)	15,670	15,280

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Wipro Ltd. (India)	31,705	$120,920

		1,540,537

Machinery — 0.3%
Atlas Copco AB (Sweden) (Class A Stock)	1,301	37,678
Atlas Copco AB (Sweden) (Class B Stock)	1,114	29,022
China Conch Venture Holdings Ltd. (China)	5,500	20,074
Doosan Bobcat, Inc. (South Korea)	505	14,501
Epiroc AB (Sweden) (Class B Stock)*	1,114	10,199
Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)*	354	112,217
SKF AB (Sweden) (Class B Stock)	794	14,699
Volvo AB (Sweden) (Class B Stock)	2,353	37,397

		275,787

Media — 0.4%
Axel Springer SE (Germany)	680	49,140
Pearson PLC (United Kingdom)	10,029	116,795
RTL Group SA (Luxembourg)	1,103	74,747
Sky PLC (United Kingdom)	2,941	56,640
WPP PLC (United Kingdom)	3,107	48,816

		346,138

Metals & Mining — 0.5%
Alrosa PJSC (Russia)	48,900	77,971
Hyundai Steel Co. (South Korea)	2,199	103,734
JFE Holdings, Inc. (Japan)	1,600	30,220
Korea Zinc Co. Ltd. (South Korea)	22	7,620
POSCO (South Korea)	214	63,143
Severstal PJSC (Russia)	5,960	88,422
voestalpine AG (Austria)	598	27,498

		398,608

Multiline Retail — 0.2%
Dollarama, Inc. (Canada)	1,200	46,516
Next PLC (United Kingdom)	1,819	144,790

		191,306

Oil, Gas & Consumable Fuels — 3.1%
Enagas SA (Spain)	3,174	92,574
Eni SpA (Italy)	27,871	516,767
Equinor ASA (Norway)	4,908	129,780
Gazprom PJSC (Russia)	49,270	111,153
Idemitsu Kosan Co. Ltd. (Japan)	1,700	60,455
JXTG Holdings, Inc. (Japan)	16,900	117,248
LUKOIL PJSC (Russia)	3,655	254,183
MOL Hungarian Oil & Gas PLC (Hungary)	12,295	118,310
Neste OYJ (Finland)	2,952	230,961
OMV AG (Austria)	899	50,845
Repsol SA (Spain)	26,796	523,034
Rosneft Oil Co. PJSC (Russia)	20,890	131,926
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	1,484	51,360
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	1,437	51,463
Showa Shell Sekiyu KK (Japan)	200	2,980
Snam SpA (Italy)	26,171	109,065
Surgutneftegas OJSC (Russia)	137,600	62,622
Tatneft PJSC (Russia)	4,190	45,320

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
TOTAL SA (France)	887	$53,864

		2,713,910

Paper & Forest Products — 0.9%
Oji Holdings Corp. (Japan)	2,000	12,394
Stora Enso OYJ (Finland) (Class R Stock)	25,691	500,512
UPM-Kymmene OYJ (Finland)	7,886	280,782

		793,688

Personal Products — 0.1%
Beiersdorf AG (Germany)	386	43,752
L’Oreal SA (France)	214	52,757

		96,509

Pharmaceuticals — 1.9%
AstraZeneca PLC (United Kingdom)	1,486	102,782
China Medical System Holdings Ltd. (China)	23,000	45,812
China Resources Pharmaceutical Group Ltd. (China), 144A	72,000	99,551
CSPC Pharmaceutical Group Ltd. (China)	140,000	420,392
GlaxoSmithKline PLC (United Kingdom)	6,732	135,723
Ipsen SA (France)	57	8,915
Richter Gedeon Nyrt (Hungary)	3,260	59,363
Roche Holding AG (Switzerland)	235	52,137
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	1,000	5,467
Sihuan Pharmaceutical Holdings Group Ltd. (China)	225,000	49,968
Sino Biopharmaceutical Ltd. (Hong Kong)	322,500	492,524
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	1,114	27,092
UCB SA (Belgium)	1,667	130,677

		1,630,403

Professional Services — 0.5%
Intertek Group PLC (United Kingdom)	691	51,957
Randstad NV (Netherlands)	3,188	187,121
RELX NV (United Kingdom)	2,263	48,109
RELX PLC (United Kingdom)	2,458	52,490
Wolters Kluwer NV (Netherlands)	986	55,390

		395,067

Real Estate Management & Development — 1.2%
Agile Group Holdings Ltd. (China)	30,000	51,043
Aldar Properties PJSC (United Arab Emirates)	93,154	51,284
China Evergrande Group (China)*	13,000	33,006
China Overseas Land & Investment Ltd. (China)	24,000	78,773
China Resources Land Ltd. (China)	14,000	47,027
China Vanke Co. Ltd. (China) (Class H Stock)	9,900	34,526
CK Asset Holdings Ltd. (Hong Kong)	9,500	75,205
Country Garden Holdings Co. Ltd. (China)	21,000	36,813
Emaar Development PJSC (United Arab Emirates)*	7,951	10,964
Emaar Properties PJSC (United Arab Emirates)	60,679	81,424
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	21,600	43,350

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Hang Lung Group Ltd. (Hong Kong)	1,000	$2,800
Hongkong Land Holdings Ltd. (Hong Kong)	3,300	23,591
Hysan Development Co. Ltd. (Hong Kong)	3,000	16,744
Kerry Properties Ltd. (Hong Kong)	12,000	57,347
LendLease Group (Australia)	408	5,974
Longfor Properties Co. Ltd. (China)	2,000	5,377
New World Development Co. Ltd. (Hong Kong)	31,000	43,366
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)*	2,800	4,010
Shimao Property Holdings Ltd. (China)	19,000	49,537
Sino Land Co. Ltd. (Hong Kong)	10,000	16,250
Sino-Ocean Group Holding Ltd. (China)	83,000	48,031
SOHO China Ltd. (China)	13,000	6,167
Sun Hung Kai Properties Ltd. (Hong Kong)	7,000	105,462
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	4,000	42,279
Swire Properties Ltd. (Hong Kong)	5,000	18,440
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	4,000	28,403
Wheelock & Co. Ltd. (Hong Kong)	5,000	34,748

		1,051,941

Semiconductors & Semiconductor Equipment — 0.6%
Phison Electronics Corp. (Taiwan)	4,000	31,551
SK Hynix, Inc. (South Korea)	6,717	515,592

		547,143

Software — 0.2%
Check Point Software Technologies Ltd. (Israel)*	561	54,798
Nice Ltd. (Israel)*	321	33,222
Ubisoft Entertainment SA (France)*	469	51,266

		139,286

Specialty Retail — 0.2%
Hennes & Mauritz AB (Sweden) (Class B Stock)	3,647	54,286
Kingfisher PLC (United Kingdom)	31,871	124,635

		178,921

Technology Hardware, Storage & Peripherals — 0.6%
Brother Industries Ltd. (Japan)	3,600	70,924
Canon, Inc. (Japan)(a)	3,200	104,933
FUJIFILM Holdings Corp. (Japan)	1,300	50,703
Konica Minolta, Inc. (Japan)	8,400	77,904
Ricoh Co. Ltd. (Japan)	5,300	48,536
Samsung Electronics Co. Ltd. (South Korea)	1,869	78,292
Seiko Epson Corp. (Japan)	3,000	52,084

		483,376

Textiles, Apparel & Luxury Goods — 0.3%
adidas AG (Germany)	531	115,608
Burberry Group PLC (United Kingdom)	4,196	119,252

		234,860

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)	456	$22,970
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	140,600	35,037
Imperial Brands PLC (United Kingdom)	872	32,384
Swedish Match AB (Sweden)	1,267	62,617

		153,008

Trading Companies & Distributors — 0.5%
AerCap Holdings NV (Ireland)*	800	43,320
ITOCHU Corp. (Japan)	2,900	52,449
Marubeni Corp. (Japan)	30,200	229,924
Mitsubishi Corp. (Japan)	1,900	52,685
Mitsui & Co. Ltd. (Japan)	3,100	51,622
Sumitomo Corp. (Japan)	3,100	50,839

		480,839

Transportation Infrastructure — 0.6%
Aena SME SA (Spain), 144A	2,481	449,178
Fraport AG Frankfurt Airport Services Worldwide (Germany)	976	93,896
TAV Havalimanlari Holding A/S (Turkey)	3,310	16,201

		559,275

Water Utilities — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	4,800	28,844

Wireless Telecommunication Services — 0.1%
SK Telecom Co. Ltd. (South Korea)	252	52,670

TOTAL COMMON STOCKS (cost $24,512,961)		25,444,254

PREFERRED STOCKS — 0.3%
Chemicals — 0.0%
FUCHS PETROLUB SE (Germany) (PRFC)	338	16,632

Electric Utilities — 0.0%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)*	8,200	29,028

Oil, Gas & Consumable Fuels — 0.2%
Surgutneftegas OJSC (Russia) (PRFC)	235,400	118,092
Transneft PJSC (Russia) (PRFC)	23	60,982

		179,074

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	1,595	53,861

TOTAL PREFERRED STOCKS (cost $298,775)		278,595

UNAFFILIATED EXCHANGE TRADED FUNDS — 1.6%
Financial Select Sector SPDR Fund	1,700	45,203
iShares Core S&P 500 ETF	3,300	901,065
Technology Select Sector SPDR Fund	5,500	382,085

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $1,303,323)		1,328,353

	Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $71,102,237)		$80,003,368

SHORT-TERM INVESTMENTS — 7.8%
AFFILIATED MUTUAL FUNDS — 7.5%
PGIM Core Ultra Short Bond Fund(w)	6,392,132	6,392,132
PGIM Institutional Money Market Fund (cost $130,675; includes $130,411 of cash collateral for securities on loan)(b)(w)	130,662	130,675

TOTAL AFFILIATED MUTUAL FUNDS (cost $6,522,807)		6,522,807

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills
(cost $298,748)
1.887%	09/20/18	300	298,750

TOTAL SHORT-TERM INVESTMENTS (cost $6,821,555)			6,821,557

TOTAL INVESTMENTS — 100.0% (cost $77,923,792)			86,824,925
Liabilities in excess of other assets(z) — 0.0%			(36,448)

NET ASSETS — 100.0%			$86,788,477

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $21,721 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $124,327; cash collateral of $130,411 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
16	10 Year U.S. Treasury Notes	Sep. 2018	$1,923,000	$16,250
11	CAC40 10 Euro	Jul. 2018	683,462	(16,828)
1	IBEX 35 Index	Jul. 2018	112,130	(1,497)
14	S&P 500 E-Mini Index	Sep. 2018	1,905,120	(42,770)
3	TOPIX Index	Sep. 2018	468,907	(11,728)

				$(56,573)

Short Position:
42	Mini MSCI Emerging Markets Index	Sep. 2018	2,232,930	(60,725)

				$(117,298)

Cash and foreign currency of $12,442 and a security with a market value of $298,750 have been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at June 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$59,474,973	$—	$—
Common Stocks
Australia	—	407,263	—
Austria	—	78,343	—
Belgium	—	179,057	—
Brazil	43,033	—	—
Canada	587,727	—	—
China	47,498	2,468,969	—
Denmark	—	144,280	—
Finland	—	1,012,255	—
France	—	690,717	—
Germany	—	1,426,192	—
Hong Kong	—	1,137,063	—
Hungary	—	177,673	—
India	—	1,506,586	—
Indonesia	—	43,991	—
Ireland	43,320	—	—
Israel	81,890	428,216	—
Italy	—	893,626	—
Japan	—	2,244,167	—
Luxembourg	—	192,350	—
Malaysia	—	51,087	—
Mexico	210,892	—	—
Netherlands	—	1,464,218	—
New Zealand	—	73,956	—
Norway	—	175,272	—
Poland	—	101,159	—
Russia	—	894,490	—
Singapore	—	141,891	—
South Africa	—	53,108	—
South Korea	53,005	2,619,987	21,721

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Spain	$—	$1,183,049	$—
Sweden	10,199	256,328	—
Switzerland	—	434,542	—
Taiwan	—	363,742	—
Thailand	—	127,096	—
Turkey	—	48,194	—
United Arab Emirates	—	143,672	—
United Kingdom	—	3,019,700	—
United States	—	162,730	—
Preferred Stocks
Brazil	29,028	—	—
Germany	—	16,632	—
Russia	—	179,074	—
South Korea	—	53,861	—
Unaffiliated Exchange Traded Funds	1,328,353	—	—
U.S. Treasury Obligation	—	298,750	—
Other Financial Instruments*
Futures Contracts	(117,298)	—	—

Total	$61,792,620	$24,893,286	$21,721

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (0.2% represents investments purchased with collateral from securities on loan)	68.5%
Oil, Gas & Consumable Fuels	3.3
Banks	2.7
Insurance	1.9
Pharmaceuticals	1.9
IT Services	1.8
Unaffiliated Exchange Traded Funds	1.6
Chemicals	1.2
Real Estate Management & Development	1.2
Airlines	1.1
Hotels, Restaurants & Leisure	1.0
Food & Staples Retailing	1.0
Paper & Forest Products	0.9
Capital Markets	0.7
Household Durables	0.7
Transportation Infrastructure	0.6
Semiconductors & Semiconductor Equipment	0.6
Technology Hardware, Storage & Peripherals	0.6
Trading Companies & Distributors	0.6
Air Freight & Logistics	0.5
Beverages	0.5
Metals & Mining	0.5
Professional Services	0.5
Industrial Conglomerates	0.4
Food Products	0.4
Media	0.4
Diversified Financial Services	0.4

Health Care Equipment & Supplies	0.4%
U.S. Treasury Obligations	0.3
Electric Utilities	0.3
Machinery	0.3
Diversified Telecommunication Services	0.3
Automobiles	0.3
Textiles, Apparel & Luxury Goods	0.3
Equity Real Estate Investment Trusts (REITs)	0.3
Multiline Retail	0.2
Electronic Equipment, Instruments & Components	0.2
Specialty Retail	0.2
Tobacco	0.2
Software	0.2
Energy Equipment & Services	0.1
Household Products	0.1
Construction & Engineering	0.1
Electrical Equipment	0.1
Personal Products	0.1
Gas Utilities	0.1
Construction Materials	0.1
Commercial Services & Supplies	0.1
Biotechnology	0.1
Wireless Telecommunication Services	0.1
Consumer Finance	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Water Utilities	0.0	*

	100.0
Liabilities in excess of other assets	0.0	*

	100.0%

* Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	—	$—		Due from/to broker — variation margin futures	$133,548	*
Interest rate contracts	Due from/to broker — variation margin futures	16,250	*	—	—

Total		$16,250			$133,548

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$632	$127,419
Interest rate contracts	—	(74,618)

Total	$632	$52,801

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures
Equity contracts	$90	$(187,706)
Interest rate contracts	—	26,992

Total	$90	$(160,714)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures- Long Positions(1)	Futures- Short Positions(1)
$6,029,345	$744,310

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$124,327	$(124,327)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $124,327:
Affiliated investments (cost $51,509,985)	$59,474,973
Unaffiliated investments (cost $26,413,807)	27,349,952
Foreign currency, at value (cost $302,895)	302,970
Deposit with broker for futures	12,442
Receivable for investments sold	1,080,700
Dividends and interest receivable	59,348
Receivable for portfolio shares sold	39,009
Tax reclaim receivable	16,184
Receivable from affiliate	4,434
Prepaid expenses	71

Total Assets	88,340,083

LIABILITIES:
Payable for investments purchased	1,202,306
Payable to broker for collateral for securities on loan	130,411
Accrued expenses and other liabilities	59,784
Payable to custodian	51,667
Due to broker-variation margin futures	50,283
Foreign capital gains tax liability accrued	30,911
Management fees payable	19,408
Payable to affiliate	5,313
Distribution fee payable	1,158
Affiliated transfer agent fee payable	365

Total Liabilities	1,551,606

NET ASSETS	$86,788,477

Net assets were comprised of:
Partners Equity	$86,788,477

Net asset value and redemption price per share, $86,788,477 / 6,600,705 outstanding shares of beneficial interest	$13.15

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $58,431, of which $6,601 is reimbursable by an affiliate)	$447,542
Affiliated dividend income	66,417
Interest income	2,337
Income from securities lending, net (including affiliated income of $427)	1,889

518,185

EXPENSES
Management fees	423,212
Distribution fee	107,688
Custodian and accounting fees	81,492
Audit fee	14,034
Trustees’ fees	5,260
Legal fees and expenses	4,509
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Shareholders’ reports	2,358
Miscellaneous	21,932

Total expenses	663,951
Less: Fee waivers and/or expense reimbursement	(272,530)
Less: Distribution fee waiver	(64,967)

Net expenses	326,454

NET INVESTMENT INCOME (LOSS)	191,731

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $36) (net of foreign capital gains taxes $(1,100))	648,773
Futures transactions	52,801
Foreign currency transactions	4,847

706,421

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(117,685)) (net of change in foreign capital gains taxes $(23,143))	(1,814,909)
Futures	(160,714)
Foreign currencies	(588)

(1,976,211)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(1,269,790)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,078,059)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$191,731	$30,800
Net realized gain (loss) on investment and foreign currency transactions	706,421	3,599,766
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,976,211)	7,658,135

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,078,059)	11,288,701

FUND SHARE TRANSACTIONS:
Fund share sold [594,335 and 1,237,737 shares, respectively]	7,955,335	15,172,613
Fund share repurchased [285,654 and 287,897 shares, respectively]	(3,808,525)	(3,517,232)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	4,146,810	11,655,381

CAPITAL CONTRIBUTIONS	77	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,068,828	22,944,082
NET ASSETS:
Beginning of period	83,719,649	60,775,567

End of period	$86,788,477	$83,719,649

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS — 96.0%	Shares	Value
Australia — 6.5%
AGL Energy Ltd.	53,613	$892,055
Aristocrat Leisure Ltd.	44,731	1,021,539
ASX Ltd.	11,613	553,566
BHP Billiton Ltd.	109,576	2,741,813
BHP Billiton PLC	125,400	2,814,279
BlueScope Steel Ltd.	224,761	2,868,528
Coca-Cola Amatil Ltd.	49,008	333,335
Computershare Ltd.	29,154	397,149
Crown Resorts Ltd.	386,968	3,861,103
CSL Ltd.	68,017	9,681,754
Dexus, REIT	58,968	423,848
Flight Centre Travel Group Ltd.	42,524	2,001,775
Goodman Group, REIT	105,901	754,950
Insurance Australia Group Ltd.	1,020,738	6,439,531
Macquarie Group Ltd.	89,154	8,125,161
Mirvac Group, REIT	215,663	346,141
Oil Search Ltd.	77,692	510,433
REA Group Ltd.	4,948	332,065
Rio Tinto Ltd.	23,967	1,480,808
Rio Tinto PLC	70,897	3,907,733
Sonic Healthcare Ltd.	24,364	441,965
South32 Ltd.	303,752	811,116
Stockland, REIT	144,242	423,812
Wesfarmers Ltd.	65,281	2,381,863
Woolworths Group Ltd.	75,111	1,696,286

		55,242,608

Austria — 0.1%
OMV AG	8,528	482,325
Raiffeisen Bank International AG	10,926	334,766
voestalpine AG	6,585	302,799

		1,119,890

Belgium — 0.5%
Ageas	10,970	552,264
Colruyt SA	6,341	361,532
KBC Group NV	31,076	2,386,643
UCB SA	7,747	607,290

		3,907,729

China — 0.3%
Yangzijiang Shipbuilding Holdings Ltd.	4,280,800	2,833,327

Denmark — 2.0%
Coloplast A/S (Class B Stock)	6,865	685,418
Danske Bank A/S	43,464	1,354,073
DSV A/S	10,969	883,023
H. Lundbeck A/S	40,656	2,849,437
Novo Nordisk A/S (Class B Stock)	102,013	4,712,038
Orsted A/S, 144A	102,893	6,216,913

		16,700,902

Finland — 0.8%
Neste OYJ	72,990	5,710,662
UPM-Kymmene OYJ	32,496	1,157,025

		6,867,687

France — 9.0%
Accor SA	10,926	535,112

COMMON STOCKS (continued)	Shares	Value
France (continued)
AXA SA	310,752	$7,592,855
BNP Paribas SA	64,961	4,018,293
Cie de Saint-Gobain	29,229	1,302,006
CNP Assurances	14,100	320,346
Dassault Aviation SA	1,455	2,766,635
Dassault Systemes SE	7,654	1,071,130
Eiffage SA	7,728	839,598
Faurecia SA	38,262	2,719,911
Hermes International	1,811	1,106,259
Ipsen SA	2,374	371,316
Kering SA	4,404	2,480,776
Klepierre SA, REIT	12,725	478,119
LVMH Moet Hennessy Louis Vuitton SE	34,218	11,361,038
Natixis SA	43,546	308,112
Orange SA	114,340	1,908,582
Peugeot SA	237,700	5,416,067
Safran SA	19,379	2,346,895
Sanofi	131,889	10,585,361
Schneider Electric SE	70,707	5,880,479
TOTAL SA	57,392	3,485,177
Ubisoft Entertainment SA*	4,474	489,046
Unibail-Rodamco-Westfield	7,945	1,749,401
Vinci SA	83,269	7,993,097

		77,125,611

Germany — 7.4%
Allianz SE	31,962	6,585,929
BASF SE	57,030	5,444,578
Bayer AG	63,981	7,026,633
Bayerische Motoren Werke AG	18,919	1,710,137
Covestro AG, 144A	68,873	6,121,688
Deutsche Lufthansa AG	197,658	4,735,423
Deutsche Telekom AG*	191,563	2,960,497
Deutsche Wohnen SE	20,587	994,229
Fresenius Medical Care AG & Co. KGaA	12,471	1,255,725
Fresenius SE & Co. KGaA	23,850	1,909,545
Henkel AG & Co. KGaA	6,295	698,947
HOCHTIEF AG	8,854	1,596,670
HUGO BOSS AG	3,794	344,075
Infineon Technologies AG	242,726	6,165,563
Linde AG	10,584	2,514,537
MTU Aero Engines AG	3,156	604,506
ProSiebenSat.1 Media SE(a)	14,437	365,329
Puma SE	660	385,578
RWE AG	234,483	5,328,522
SAP SE	14,427	1,665,134
Siemens AG	7,630	1,005,298
Siemens Healthineers AG, 144A*	8,585	353,776
TUI AG	26,541	580,504
Volkswagen AG	1,997	328,293
Vonovia SE	27,976	1,329,683
Wirecard AG	6,579	1,052,776

		63,063,575

Hong Kong — 4.4%
AIA Group Ltd.	137,800	1,200,432
ASM Pacific Technology Ltd.	80,200	1,010,803
Bank of East Asia Ltd. (The)	515,200	2,053,409
CK Asset Holdings Ltd.	242,500	1,919,706

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hong Kong (continued)
CK Hutchison Holdings Ltd.	156,500	$1,656,713
CLP Holdings Ltd.	99,500	1,071,753
Galaxy Entertainment Group Ltd. (Class L Stock)	139,000	1,071,475
Hang Seng Bank Ltd.	263,600	6,582,186
Henderson Land Development Co. Ltd.	7,200	37,968
HKT Trust & HKT Ltd.	277,000	353,345
Hongkong Land Holdings Ltd.	68,600	490,417
Hysan Development Co. Ltd.	58,000	323,727
Jardine Matheson Holdings Ltd.	83,000	5,230,098
Jardine Strategic Holdings Ltd.	13,100	477,213
Kerry Properties Ltd.	807,500	3,858,988
Link REIT, REIT	128,500	1,171,842
Melco Resorts & Entertainment Ltd., ADR	13,900	389,199
MTR Corp. Ltd.	87,500	483,319
PCCW Ltd.	1,984,000	1,116,364
Swire Pacific Ltd. (Class A Stock)	31,000	327,665
Swire Properties Ltd.	315,600	1,163,922
WH Group Ltd., 144A	5,928,000	4,796,859
Wharf Real Estate Investment Co. Ltd.	69,000	489,952
Wheelock & Co. Ltd.	48,000	333,578

		37,610,933

Ireland — 0.3%
Bank of Ireland Group PLC	54,438	422,451
CRH PLC	48,228	1,696,389
Paddy Power Betfair PLC	4,870	539,960

		2,658,800

Israel — 1.2%
Bank Leumi Le-Israel BM	905,388	5,357,256
Nice Ltd.*	48,394	5,008,596

		10,365,852

Italy — 2.7%
Atlantia SpA	26,059	768,278
Enel SpA	488,273	2,705,613
Ferrari NV	7,008	947,267
Intesa Sanpaolo SpA	2,552,435	7,384,895
Mediobanca Banca di Credito Finanziario SpA	522,710	4,835,089
Moncler SpA	9,950	451,482
Poste Italiane SpA, 144A	37,350	311,747
Telecom Italia SpA*	669,502	496,022
UniCredit SpA	113,819	1,886,485
UnipolSai Assicurazioni SpA(a)	1,487,927	3,281,389

		23,068,267

Japan — 24.3%
ABC-Mart, Inc.	5,300	289,685
AGC, Inc.	12,300	478,421
Alfresa Holdings Corp.	115,800	2,719,251
Asahi Group Holdings Ltd.(a)	45,900	2,354,106
Asahi Kasei Corp.	77,000	976,472
Astellas Pharma, Inc.	304,700	4,637,102
Brother Industries Ltd.	14,500	285,666
Canon, Inc.(a)	213,200	6,991,158
Central Japan Railway Co.	36,600	7,577,274
Concordia Financial Group Ltd.	63,300	321,680
CyberAgent, Inc.	6,200	371,835

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Dai Nippon Printing Co. Ltd.	16,200	$362,016
Daifuku Co. Ltd.	38,700	1,690,868
Dai-ichi Life Holdings, Inc.	65,400	1,163,966
Daiwa House Industry Co. Ltd.	32,700	1,112,514
Daiwa Securities Group, Inc.	125,000	724,483
Electric Power Development Co. Ltd.	12,800	330,372
Fast Retailing Co. Ltd.	15,300	7,012,537
Fuji Electric Co. Ltd.	49,000	372,210
FUJIFILM Holdings Corp.	81,300	3,170,918
Hakuhodo DY Holdings, Inc.	20,700	331,902
Hamamatsu Photonics KK	8,300	356,298
Hankyu Hanshin Holdings, Inc.	14,100	566,384
Hitachi Construction Machinery Co. Ltd.	8,800	285,296
Hitachi Ltd.	1,099,000	7,742,437
Honda Motor Co. Ltd.	93,800	2,750,308
Idemitsu Kosan Co. Ltd.	15,200	540,536
ITOCHU Corp.	331,000	5,986,411
Japan Airlines Co. Ltd.	9,100	322,423
Japan Post Holdings Co. Ltd.	93,800	1,026,526
Japan Tobacco, Inc.(a)	63,500	1,774,598
JFE Holdings, Inc.	30,100	568,520
JXTG Holdings, Inc.	1,042,800	7,234,715
Kamigumi Co. Ltd.	15,200	315,489
Kansai Electric Power Co., Inc. (The)	40,900	596,488
Kao Corp.(a)	29,100	2,218,048
KDDI Corp.	153,000	4,183,772
Keyence Corp.	5,600	3,158,481
Kirin Holdings Co. Ltd.	52,500	1,407,257
Kobe Steel Ltd.	145,300	1,327,830
Koito Manufacturing Co. Ltd.	6,000	396,319
Komatsu Ltd.	53,400	1,520,222
Kose Corp.	1,900	408,679
Kuraray Co. Ltd.	23,400	321,830
Kyushu Electric Power Co., Inc.	27,900	311,524
Kyushu Railway Co.	11,200	342,446
Marubeni Corp.	844,000	6,425,699
McDonald’s Holdings Co. Japan Ltd.	7,400	377,353
Mebuki Financial Group, Inc.	85,000	285,122
Medipal Holdings Corp.	174,200	3,499,201
MINEBEA MITSUMI, Inc.	22,500	379,165
Mitsubishi Chemical Holdings Corp.	696,700	5,817,991
Mitsubishi Corp.	116,700	3,235,983
Mitsubishi Estate Co. Ltd.	72,400	1,263,880
Mitsubishi Gas Chemical Co., Inc.	15,800	357,044
Mitsubishi Motors Corp.	43,700	348,346
Mitsubishi UFJ Financial Group, Inc.	1,223,800	6,932,686
Mitsui & Co. Ltd.	98,000	1,631,925
Mitsui Chemicals, Inc.	109,600	2,913,028
Mizuho Financial Group, Inc.	1,387,100	2,336,550
Nexon Co. Ltd.*	23,000	333,715
NGK Spark Plug Co. Ltd.	12,200	346,831
Nintendo Co. Ltd.	2,500	816,073
Nippon Building Fund, Inc., REIT(a)	78	449,925
Nippon Steel & Sumitomo Metal Corp.	29,300	574,489
Nippon Telegraph & Telephone Corp.	163,200	7,413,852
Nomura Holdings, Inc.	208,900	1,010,879
Nomura Real Estate Master Fund, Inc., REIT	248	350,291
NSK Ltd.	27,400	282,024

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
NTT DOCOMO, Inc.	78,200	$1,992,721
Obic Co. Ltd.	3,800	313,943
Oji Holdings Corp.	52,000	322,243
ORIX Corp.	183,700	2,895,498
Pola Orbis Holdings, Inc.	34,500	1,516,120
Resona Holdings, Inc.	762,800	4,065,555
Ryohin Keikaku Co. Ltd.	1,400	491,853
Sankyo Co. Ltd.	8,700	340,212
Shimadzu Corp.	14,600	440,496
Shin-Etsu Chemical Co. Ltd.	21,600	1,919,559
Shionogi & Co. Ltd.	43,700	2,242,417
Shiseido Co. Ltd.	21,700	1,722,025
Sompo Holdings, Inc.	19,200	774,719
Sony Corp.	135,300	6,929,303
Start Today Co. Ltd.	12,000	434,167
Sumitomo Chemical Co. Ltd.	88,000	497,696
Sumitomo Corp.	68,400	1,121,748
Sumitomo Mitsui Financial Group, Inc.	202,700	7,906,516
Sumitomo Realty & Development Co. Ltd.	21,000	773,324
Suzuki Motor Corp.	63,000	3,471,812
Taisei Corp.	86,700	4,774,522
Takeda Pharmaceutical Co. Ltd.	41,300	1,737,412
Terumo Corp.	17,200	984,664
THK Co. Ltd.	10,100	288,373
Tohoku Electric Power Co., Inc.	29,700	362,879
Tokio Marine Holdings, Inc.	39,100	1,829,225
Tokyo Electron Ltd.	35,100	6,025,031
Tosoh Corp.	247,300	3,823,798
Toyota Industries Corp.	9,300	520,575
Toyota Motor Corp.	130,500	8,439,303
Toyota Tsusho Corp.	13,100	437,759
Unicharm Corp.	22,900	688,471
Yamaha Motor Co. Ltd.	15,800	396,639

		206,799,903

Luxembourg — 0.7%
ArcelorMittal	201,832	5,888,611

Macau — 0.1%
Sands China Ltd.	143,600	765,587
Wynn Macau Ltd.	92,400	296,109

		1,061,696

Netherlands — 4.7%
ABN AMRO Group NV, CVA, 144A	205,040	5,302,708
Aegon NV	799,319	4,772,432
ASML Holding NV	21,501	4,254,726
Heineken Holding NV	6,691	639,901
Koninklijke Ahold Delhaize NV	104,323	2,490,985
Koninklijke DSM NV	10,301	1,030,503
NN Group NV	18,039	731,598
Randstad NV	84,495	4,959,456
Royal Dutch Shell PLC (Class A Stock)	260,058	9,000,320
Royal Dutch Shell PLC (Class B Stock)	193,987	6,947,249

		40,129,878

New Zealand — 0.1%
Auckland International Airport Ltd.	77,740	356,694
Spark New Zealand Ltd.	127,807	322,554

		679,248

COMMON STOCKS (continued)	Shares	Value
Norway — 1.7%
Aker BP ASA	24,833	$913,437
DNB ASA	271,153	5,280,179
Equinor ASA	66,647	1,762,317
Marine Harvest ASA	320,473	6,371,929

		14,327,862

Singapore — 1.7%
ComfortDelGro Corp. Ltd.	195,300	336,108
DBS Group Holdings Ltd.	105,900	2,059,440
Genting Singapore Ltd.	5,658,400	5,066,604
Keppel Corp. Ltd.	85,100	445,174
Oversea-Chinese Banking Corp. Ltd.	121,000	1,030,648
United Overseas Bank Ltd.	77,400	1,516,942
Venture Corp. Ltd.	21,000	274,365
Wilmar International Ltd.	1,771,800	3,973,118

		14,702,399

South Africa — 0.8%
Anglo American PLC	316,740	7,031,916

Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	14,793	596,838
Aena SME SA, 144A	31,486	5,700,452
Amadeus IT Group SA	68,448	5,382,241
Bankinter SA	38,364	372,246
Endesa SA	19,500	428,837
Iberdrola SA	784,968	6,053,490
Repsol SA	399,223	7,792,477

		26,326,581

Sweden — 2.4%
Alfa Laval AB	17,105	403,813
Atlas Copco AB (Class A Stock)	44,089	1,276,842
Atlas Copco AB (Class B Stock)	23,371	608,857
Boliden AB	16,793	541,969
Epiroc AB (Class A Stock)*	44,089	462,659
Essity AB (Class B Stock)	34,596	851,116
ICA Gruppen AB	10,748	328,817
Kinnevik AB (Class B Stock)	13,389	456,259
Lundin Petroleum AB	10,809	343,079
Sandvik AB	357,407	6,312,158
Securitas AB (Class B Stock)	20,737	340,046
SKF AB (Class B Stock)	21,773	403,068
Swedbank AB (Class A Stock)	54,016	1,150,878
Swedish Match AB	10,337	510,872
Volvo AB (Class B Stock)	410,930	6,530,961

		20,521,394

Switzerland — 7.2%
ABB Ltd.	46,272	1,009,374
Adecco Group AG	5,545	327,233
Barry Callebaut AG	534	956,884
Chocoladefabriken Lindt & Spruengli AG	6	455,809
Cie Financiere Richemont SA	3,547	299,844
Dufry AG*	2,442	310,581
Ferguson PLC	13,247	1,071,785
Geberit AG	2,174	930,828
Glencore PLC*	676,142	3,210,176
Nestle SA	143,201	11,098,199

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Switzerland (continued)
Novartis AG	129,513	$9,810,732
Pargesa Holding SA	3,788	320,620
Partners Group Holding AG	8,536	6,240,208
Roche Holding AG	65,158	14,455,835
SGS SA	516	1,371,113
Sonova Holding AG	3,166	566,345
STMicroelectronics NV	40,696	903,587
Straumann Holding AG	596	451,998
Swatch Group AG (The)	3,439	1,627,959
Swiss Life Holding AG*	1,919	665,416
Swiss Prime Site AG*	14,283	1,312,317
Zurich Insurance Group AG	13,060	3,862,235

		61,259,078

United Kingdom — 13.9%
Ashtead Group PLC	29,633	882,450
Aviva PLC	232,017	1,539,452
Babcock International Group PLC	30,141	323,849
Berkeley Group Holdings PLC	102,531	5,107,371
BP PLC	482,179	3,668,664
British American Tobacco PLC	27,216	1,370,961
British Land Co. PLC (The), REIT	53,796	475,932
Burberry Group PLC	23,566	669,758
CNH Industrial NV	58,229	615,102
Coca-Cola European Partners PLC	147,700	6,002,527
ConvaTec Group PLC, 144A	115,405	322,182
Diageo PLC	122,877	4,414,462
Direct Line Insurance Group PLC	85,849	387,408
easyJet PLC	38,841	854,497
Fiat Chrysler Automobiles NV	61,804	1,165,887
GlaxoSmithKline PLC	41,275	832,141
GVC Holdings PLC	31,821	440,019
Hammerson PLC, REIT	45,534	312,929
HSBC Holdings PLC	626,273	5,852,109
Imperial Brands PLC	147,647	5,483,326
Informa PLC	30,701	337,468
InterContinental Hotels Group PLC	5,415	336,624
International Consolidated Airlines Group SA	35,250	308,474
Intertek Group PLC	9,443	710,024
Land Securities Group PLC, REIT	450,689	5,677,918
Legal & General Group PLC	1,752,549	6,130,126
Lloyds Banking Group PLC	9,914,035	8,225,841
Mondi PLC	21,483	579,570
Next PLC	18,798	1,496,296
Old Mutual Ltd.*	281,847	557,201
Pearson PLC	171,875	2,001,602
Persimmon PLC	152,703	5,086,485
Quilter PLC, 144A*	93,949	179,685
Reckitt Benckiser Group PLC	22,160	1,820,771
Royal Mail PLC	50,727	337,483
Schroders PLC	7,836	325,169
Severn Trent PLC	14,386	375,097
Smith & Nephew PLC	322,794	5,945,960
SSE PLC	268,999	4,801,776
St. James’s Place PLC	30,799	464,698
Tate & Lyle PLC	494,350	4,207,091
Taylor Wimpey PLC	197,610	465,178
Tesco PLC	2,131,043	7,210,582

COMMON STOCKS (continued)	Shares	Value
United Kingdom (continued)
Unilever NV, CVA	58,875	$3,280,341
Unilever PLC	71,064	3,925,604
Vodafone Group PLC	2,916,051	7,063,519
Wm Morrison Supermarkets PLC	1,663,222	5,516,902

		118,088,511

United States — 0.1%
Carnival PLC	10,460	597,840
QIAGEN NV*	13,152	476,750

		1,074,590

TOTAL COMMON STOCKS (cost $800,661,396)		818,456,848

PREFERRED STOCKS — 0.5%
Germany
Henkel AG & Co. KGaA (PRFC)	10,159	1,296,277
Porsche Automobil Holding SE (PRFC)	8,888	564,349
Schaeffler AG	21,858	283,699
Volkswagen AG (PRFC)	13,758	2,272,966

TOTAL PREFERRED STOCKS (cost $4,322,620)		4,417,291

	Units
RIGHTS* — 0.0%
Italy — 0.0%
Intesa Sanpaolo SpA, expiring 07/17/18	2,552,435	—

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, expiring 07/06/18	14,793	15,237

TOTAL RIGHTS (cost $16,070)		15,237

	Shares
UNAFFILIATED EXCHANGE TRADED FUND — 0.8%
iShares MSCI EAFE ETF (cost $6,817,862)	98,016	6,564,132

TOTAL LONG-TERM INVESTMENTS (cost $811,817,948)		829,453,508

SHORT-TERM INVESTMENTS — 3.6%
AFFILIATED MUTUAL FUNDS — 3.4%
PGIM Core Ultra Short Bond Fund(w)	13,428,400	13,428,400
PGIM Institutional Money Market Fund (cost $15,683,134; includes $15,644,960 of cash collateral for securities on loan)(b)(w)	15,681,566	15,683,134

TOTAL AFFILIATED MUTUAL FUNDS (cost $29,111,534)		29,111,534

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(n) — 0.2%
U.S. Treasury Bills(k)
(cost $1,344,368)
1.887%	09/20/18	1,350	$1,344,375

TOTAL SHORT-TERM INVESTMENTS (cost $30,455,902)			30,455,909

TOTAL INVESTMENTS — 100.9% (cost $842,273,850)			859,909,417
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.9)%			(7,480,532)

NET ASSETS — 100.0%			$852,428,885

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,825,965; cash collateral of $15,644,960 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
236	Mini MSCI EAFE Index	Sep. 2018	$23,073,720	$(463,000)

A security with a market value of $1,344,375 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at June 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$55,242,608	$—
Austria	—	1,119,890	—
Belgium	—	3,907,729	—
China	—	2,833,327	—
Denmark	—	16,700,902	—
Finland	—	6,867,687	—
France	1,749,401	75,376,210	—
Germany	—	63,063,575	—
Hong Kong	389,199	37,221,734	—
Ireland	—	2,658,800	—
Israel	—	10,365,852	—
Italy	—	23,068,267	—
Japan	—	206,799,903	—
Luxembourg	—	5,888,611	—
Macau	—	1,061,696	—
Netherlands	—	40,129,878	—
New Zealand	—	679,248	—
Norway	—	14,327,862	—
Singapore	5,066,604	9,635,795	—
South Africa	—	7,031,916	—

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Spain	$—	$26,326,581	$—
Sweden	462,659	20,058,735	—
Switzerland	—	61,259,078	—
United Kingdom	6,182,212	111,906,299	—
United States	—	1,074,590	—
Preferred Stocks
Germany	—	4,417,291	—
Rights
Italy	—	—	—
Spain	15,237	—	—
Unaffiliated Exchange Traded Fund	6,564,132	—	—
Affiliated Mutual Funds	29,111,534	—	—
U.S. Treasury Obligation	—	1,344,375	—
Other Financial Instruments*
Futures Contracts	(463,000)	—	—

Total	$49,077,978	$810,368,439	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Banks	10.5%
Pharmaceuticals	7.0
Insurance	5.8
Oil, Gas & Consumable Fuels	5.7
Metals & Mining	4.0
Food Products	3.7
Chemicals	3.7
Affiliated Mutual Funds (1.8% represents investments purchased with collateral from securities on loan)	3.4
Automobiles	3.3
Machinery	2.8
Electric Utilities	2.7
Trading Companies & Distributors	2.4
Food & Staples Retailing	2.4
Textiles, Apparel & Luxury Goods	2.2
Semiconductors & Semiconductor Equipment	2.2
Capital Markets	2.1
Hotels, Restaurants & Leisure	2.1
Household Durables	2.1
Construction & Engineering	1.9
Real Estate Management & Development	1.9
Beverages	1.8
Diversified Telecommunication Services	1.7
Wireless Telecommunication Services	1.6
Personal Products	1.5
Equity Real Estate Investment Trusts (REITs)	1.5
Electronic Equipment, Instruments & Components	1.4
Technology Hardware, Storage & Peripherals	1.2
Road & Rail	1.2
Health Care Providers & Services	1.2
Biotechnology	1.1

Software	1.1%
Health Care Equipment & Supplies	1.1
Tobacco	1.1
Industrial Conglomerates	1.0
Specialty Retail	0.9
Professional Services	0.9
Electrical Equipment	0.9
IT Services	0.8
Transportation Infrastructure	0.8
Unaffiliated Exchange Traded Fund	0.8
Airlines	0.7
Multi-Utilities	0.7
Aerospace & Defense	0.7
Household Products	0.6
Auto Components	0.5
Diversified Financial Services	0.4
Media	0.4
Building Products	0.3
Paper & Forest Products	0.2
Multiline Retail	0.2
Construction Materials	0.2
U.S. Treasury Obligations	0.2
Commercial Services & Supplies	0.1
Life Sciences Tools & Services	0.1
Internet & Direct Marketing Retail	0.1
Water Utilities	0.0	*
Leisure Products	0.0	*
Air Freight & Logistics	0.0	*
Internet Software & Services	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*

	100.9
Liabilities in excess of other assets	(0.9)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker — variation margin futures	$463,000	*
Equity contracts	Unaffiliated investments	15,237	—	—

Total		$15,237		$463,000

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$109,968	$1,086,679

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures
Equity contracts	$(833)	$(704,500)

(2)

Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations. For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts- Long Positions(1)
$17,658,482

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$14,825,965	$(14,825,965)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $14,825,965:
Unaffiliated investments (cost $813,162,316)	$830,797,883
Affiliated investments (cost $29,111,534)	29,111,534
Foreign currency, at value (cost $3,867,140)	3,868,231
Tax reclaim receivable	3,735,852
Dividends receivable	1,595,942
Due from broker-variation margin futures	152,931
Receivable from affiliate	140,100
Receivable for portfolio shares sold	12,328
Receivable for investments sold	5,293
Prepaid expenses	944

Total Assets	869,421,038

LIABILITIES:
Payable to broker for collateral for securities on loan	15,644,960
Payable to affiliate	936,840
Management fees payable	231,536
Accrued expenses and other liabilities	114,574
Payable for investments purchased	34,938
Distribution fee payable	28,922
Affiliated transfer agent fee payable	365
Payable for portfolio shares repurchased	18

Total Liabilities	16,992,153

NET ASSETS	$852,428,885

Net assets were comprised of:
Partners Equity	$852,428,885

Net asset value and redemption price per share, $852,428,885 / 69,225,364 outstanding shares of beneficial interest	$12.31

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $2,164,078, of which $192,511 is reimbursable by an affiliate)	$18,248,114
Income from securities lending, net (including affiliated income of $100,401)	203,661
Affiliated dividend income	62,382

18,514,157

EXPENSES
Management fees	3,245,347
Distribution fee	1,127,574
Custodian and accounting fees	142,928
Audit fee	18,050
Trustees’ fees	9,282
Legal fees and expenses	6,195
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,705
Shareholders’ reports	2,523
Miscellaneous	29,498

Total expenses	4,585,102
Less: Fee waivers and/or expense reimbursement	(95,545)

Net expenses	4,489,557

NET INVESTMENT INCOME (LOSS)	14,024,600

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $8,509)	51,078,317
Futures transactions	1,086,679
Foreign currency transactions	(390,051)

51,774,945

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,213)	(95,985,076)
Futures	(704,500)
Foreign currencies	(87,921)

(96,777,497)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(45,002,552)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(30,977,952)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$14,024,600	$18,203,122
Net realized gain (loss) on investment and foreign currency transactions	51,774,945	73,410,148
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(96,777,497)	100,247,719

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(30,977,952)	191,860,989

FUND SHARE TRANSACTIONS:
Fund share sold [1,803,821 and 5,562,507 shares, respectively]	22,673,795	60,689,938
Fund share repurchased [6,150,243 and 6,555,695 shares, respectively]	(78,956,620)	(77,415,914)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(56,282,825)	(16,725,976)

CAPITAL CONTRIBUTIONS	141,035	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(87,119,742)	175,135,013
NET ASSETS:
Beginning of period	939,548,627	764,413,614

End of period	$852,428,885	$939,548,627

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 72.2%	Shares	Value
Aerospace & Defense — 2.0%
Airbus SE (France)	316	$36,876
Astrotech Corp.*	2,573	7,976
Axon Enterprise, Inc.*	754	47,638
Boeing Co. (The)	1,352	453,610
BWX Technologies, Inc.	230	14,334
CAE, Inc. (Canada)	400	8,309
Cobham PLC (United Kingdom)*	20,103	33,993
Dassault Aviation SA (France)	45	85,566
Harris Corp.	431	62,297
KLX, Inc.*	323	23,224
Leonardo SpA (Italy)	1,834	18,051
Meggitt PLC (United Kingdom)	6,408	41,583
Northrop Grumman Corp.	761	234,160
Rolls-Royce Holdings PLC (United Kingdom)*	5,513	71,807
Rolls-Royce Holdings PLC (United Kingdom), Entitlement Shares*	355,639	469
Teledyne Technologies, Inc.*	73	14,531
Textron, Inc.	264	17,400
Thales SA (France)	657	84,526
United Technologies Corp.	294	36,759

		1,293,109

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	299	25,014
FedEx Corp.	7	1,589
SG Holdings Co. Ltd. (Japan)	200	4,375
Sinotrans Ltd. (China) (Class H Stock)	14,000	7,361
United Parcel Service, Inc. (Class B Stock)	140	14,872

		53,211

Airlines — 0.5%
Air Arabia PJSC (United Arab Emirates)	17,527	4,674
Alaska Air Group, Inc.	535	32,309
American Airlines Group, Inc.	4,103	155,750
Azul SA (Brazil), ADR*	304	4,973
Delta Air Lines, Inc.	508	25,166
Flybe Group PLC (United Kingdom)*	3,722	2,005
JetBlue Airways Corp.*	968	18,373
Ryanair Holdings PLC (Ireland), ADR*	379	43,293
Southwest Airlines Co.	587	29,867
Spirit Airlines, Inc.*	303	11,014
United Continental Holdings, Inc.*	138	9,623

		337,047

Auto Components — 0.7%
Aptiv PLC	197	18,051
Autoliv, Inc. (Sweden)(a)	244	34,946
Bridgestone Corp. (Japan)(a)	600	23,438
CIE Automotive SA (Spain)	235	6,915
Hyundai Mobis Co. Ltd. (South Korea)	92	17,498
Koito Manufacturing Co. Ltd. (Japan)	500	33,027
Lear Corp.	54	10,034
Magna International, Inc. (Canada)	2,898	168,461
Mando Corp. (South Korea)	150	5,172
Musashi Seimitsu Industry Co. Ltd. (Japan)	400	13,261
NGK Spark Plug Co. Ltd. (Japan)	300	8,529
Nifco, Inc. (Japan)	400	12,361

COMMON STOCKS (continued)	Shares	Value
Auto Components (continued)
Nippon Seiki Co. Ltd. (Japan)	600	$11,332
Press Kogyo Co. Ltd. (Japan)	1,700	9,960
S&T Motiv Co. Ltd. (South Korea)	85	2,513
Stanley Electric Co. Ltd. (Japan)	1,200	40,860
Sumitomo Rubber Industries Ltd. (Japan)	2,600	41,213
Workhorse Group, Inc.*(a)	3,386	6,163

		463,734

Automobiles — 0.6%
Astra International Tbk PT (Indonesia)	22,900	10,543
Bayerische Motoren Werke AG (Germany)	457	41,309
Ferrari NV (Italy)	109	14,716
Maruti Suzuki India Ltd. (India)	81	10,439
Mitsubishi Motors Corp. (Japan)	7,000	55,799
Suzuki Motor Corp. (Japan)	500	27,554
Tesla, Inc.*(a)	344	117,975
Toyota Motor Corp. (Japan)	1,300	84,070

		362,405

Banks — 5.2%
ABN AMRO Group NV (Netherlands), GDR, 144A	2,103	54,387
Axis Bank Ltd. (India)	7,215	53,866
Banco Bradesco SA (Brazil), ADR	3,300	22,637
Banco Santander Chile (Chile), ADR	473	14,866
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico), ADR	3,746	25,061
Bank Central Asia Tbk PT (Indonesia)	45,000	67,204
Bank of Ireland Group PLC (Ireland)	2,483	19,269
Bank of the Ryukyus Ltd. (Japan)	400	5,888
BankUnited, Inc.	784	32,026
Barclays Africa Group Ltd. (South Africa)	3,288	38,179
BAWAG Group AG (Austria), 144A	596	27,730
BDO Unibank, Inc. (Philippines)	1,585	3,727
BNP Paribas SA (France)	2,026	125,322
Boston Private Financial Holdings, Inc.	1,626	25,853
CaixaBank SA (Spain)	7,274	31,309
CIT Group, Inc.	282	14,216
Citigroup, Inc.	1,549	103,659
Commerzbank AG (Germany)*	2,740	26,138
Credicorp Ltd. (Peru)	131	29,491
East West Bancorp, Inc.	82	5,346
Erste Group Bank AG (Austria)*	3,260	135,909
Farmers Capital Bank Corp.	551	28,707
Fifth Third Bancorp	1,850	53,095
FinecoBank Banca Fineco SpA (Italy)	1,049	11,809
First Abu Dhabi Bank PJSC (United Arab Emirates)	15,399	50,963
First Internet Bancorp	513	17,493
First Republic Bank	1,468	142,088
Fukuoka Financial Group, Inc. (Japan)	2,000	10,037
Grupo Aval Acciones y Valores SA (Colombia), ADR	508	4,211
HDFC Bank Ltd. (India)	598	18,421
Home BancShares, Inc.	1,071	24,162
ICICI Bank Ltd. (India)	2,217	8,917
Intesa Sanpaolo SpA (Italy)	7,229	20,915
JPMorgan Chase & Co.	4,517	470,671

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Lloyds Banking Group PLC (United Kingdom)	65,789	$54,586
Mitsubishi UFJ Financial Group, Inc. (Japan)	13,700	77,609
National Bank of Canada (Canada)	897	43,067
Nordea Bank AB (Sweden)	5,465	52,424
OTP Bank Nyrt (Hungary)	203	7,329
Pinnacle Financial Partners, Inc.	299	18,344
PNC Financial Services Group, Inc. (The)	1,249	168,740
Popular, Inc. (Puerto Rico)	698	31,557
Preferred Bank	214	13,152
Prosperity Bancshares, Inc.	444	30,352
Republic First Bancorp, Inc.*	2,762	21,682
Royal Bank of Scotland Group PLC (United Kingdom)*	15,213	51,215
Sberbank of Russia PJSC (Russia), ADR	2,696	38,917
Signature Bank*	268	34,272
Sumitomo Mitsui Financial Group, Inc. (Japan)	600	23,404
TCF Financial Corp.	1,127	27,747
Texas Capital Bancshares, Inc.*	102	9,333
U.S. Bancorp	4,731	236,645
UniCredit SpA (Italy)	3,821	63,331
United Overseas Bank Ltd. (Singapore)	3,100	60,756
Van Lanschot Kempen NV (Netherlands)	329	9,291
Webster Financial Corp.	252	16,052
Wells Fargo & Co.	8,234	456,493
Yes Bank Ltd. (India)	5,174	25,710

		3,295,580

Beverages — 0.6%
Anheuser-Busch InBev SA/NV (Belgium)	464	46,801
Baron de Ley (Spain)*	32	4,295
Britvic PLC (United Kingdom)	2,257	23,143
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	400	16,004
Coca-Cola Co. (The)	665	29,167
Constellation Brands, Inc. (Class A Stock)	13	2,845
Diageo PLC (United Kingdom)	967	34,740
Dr. Pepper Snapple Group, Inc.	631	76,982
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	400	43,975
Monster Beverage Corp.*	39	2,235
PepsiCo, Inc.	1,117	121,608
Sichuan Swellfun Co. Ltd. (China) (Class A Stock)	1,100	9,123

		410,918

Biotechnology — 1.1%
3SBio, Inc. (China), 144A	4,500	10,168
Abcam PLC (United Kingdom)	1,400	24,593
ACADIA Pharmaceuticals, Inc.*	593	9,055
Aimmune Therapeutics, Inc.*	605	16,268
Alexion Pharmaceuticals, Inc.*	558	69,276
Alkermes PLC*	507	20,868
Alnylam Pharmaceuticals, Inc.*	170	16,743
Anavex Life Sciences Corp.*	2,457	6,437
Biogen, Inc.*	53	15,383
BioMarin Pharmaceutical, Inc.*	334	31,463

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Bluebird Bio, Inc.*	131	$20,560
Calyxt, Inc.*	50	934
Celgene Corp.*	22	1,747
China Biologic Products Holdings, Inc. (China)*	2	199
Eagle Pharmaceuticals, Inc.*	196	14,829
Exact Sciences Corp.*	246	14,708
Genus PLC (United Kingdom)	209	7,249
Gilead Sciences, Inc.	583	41,300
Grifols SA (Spain)	468	14,027
Grifols SA (Spain), ADR	2,837	60,996
Ionis Pharmaceuticals, Inc.*	362	15,085
Neurocrine Biosciences, Inc.*	314	30,847
Radius Health, Inc.*	325	9,578
Recro Pharma, Inc.*	2,086	10,472
Sarepta Therapeutics, Inc.*	300	39,654
Seattle Genetics, Inc.*	330	21,909
Shire PLC	1,123	63,268
TESARO, Inc.*	128	5,692
United Therapeutics Corp.*	144	16,294
Vertex Pharmaceuticals, Inc.*	637	108,265

		717,867

Building Products — 0.2%
Allegion PLC	160	12,378
DIRTT Environmental Solutions (Canada)*	1,416	6,904
dormakaba Holding AG (Switzerland) (Class B Stock)*	23	16,067
Fortune Brands Home & Security, Inc.	368	19,758
Johnson Controls International PLC	1,735	58,036
Lindab International AB (Sweden)	559	4,087
Sanwa Holdings Corp. (Japan)	1,200	12,681
Tarkett SA (France)	150	4,314
Tyman PLC (United Kingdom)	1,648	7,163

		141,388

Capital Markets — 2.6%
Ameriprise Financial, Inc.	9	1,259
Avanza Bank Holding AB (Sweden)	180	9,214
Banca Generali SpA (Italy)	252	6,255
Bank of New York Mellon Corp. (The)	3,781	203,909
Cboe Global Markets, Inc.	276	28,723
Charles Schwab Corp. (The)	3,167	161,834
Intercontinental Exchange, Inc.	2,237	164,531
Intermediate Capital Group PLC (United Kingdom)	1,001	14,501
Investec PLC (South Africa)	4,372	30,913
IP Group PLC (United Kingdom)*	2,657	4,430
Julius Baer Group Ltd. (Switzerland)*	855	50,079
Legg Mason, Inc.	441	15,316
London Stock Exchange Group PLC (United Kingdom)	707	41,621
MarketAxess Holdings, Inc.	50	9,893
Morgan Stanley	3,817	180,926
Nasdaq, Inc.	176	16,064
Northern Trust Corp.	23	2,366
Pendal Group Ltd. (Australia)	968	7,082
Rathbone Brothers PLC (United Kingdom)	150	5,118
Raymond James Financial, Inc.	243	21,712

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
S&P Global, Inc.	299	$60,963
SEI Investments Co.	324	20,256
State Street Corp.	2,290	213,176
TD Ameritrade Holding Corp.	3,958	216,780
UBS Group AG (Switzerland)*	10,294	157,811
Vostok New Ventures Ltd. (Sweden), SDR*	801	6,459

		1,651,191

Chemicals — 1.7%
Air Liquide SA (France)	407	51,016
Air Products & Chemicals, Inc.	575	89,545
Akzo Nobel NV (Netherlands)	587	50,067
BASF SE (Germany)	89	8,497
Celanese Corp. (Class A Stock)	300	33,317
CF Industries Holdings, Inc.	966	42,890
Croda International PLC (United Kingdom)	126	7,960
Denka Co. Ltd. (Japan)	200	6,657
DIC Corp. (Japan)	1,500	46,780
DowDuPont, Inc.	2,121	139,816
Ecolab, Inc.	76	10,665
Fufeng Group Ltd. (China)	12,000	5,383
GCP Applied Technologies, Inc.*	708	20,497
Incitec Pivot Ltd. (Australia)	14,380	38,581
Johnson Matthey PLC (United Kingdom)	51	2,428
Kansai Paint Co. Ltd. (Japan)	900	18,677
Koninklijke DSM NV (Netherlands)	499	49,920
Linde AG (Germany)	133	31,598
Nippon Shokubai Co. Ltd. (Japan)	700	50,554
Nippon Soda Co. Ltd. (Japan)	1,000	5,525
NOF Corp. (Japan)	300	9,680
Orion Engineered Carbons SA (Luxembourg)	95	2,931
PPG Industries, Inc.	224	23,236
Praxair, Inc.	226	35,742
RPM International, Inc.	1,792	104,509
Sakata INX Corp. (Japan)	400	5,217
SH Kelkar & Co. Ltd. (India), 144A	841	2,742
Sherwin-Williams Co. (The)	151	61,543
Sumitomo Seika Chemicals Co. Ltd. (Japan)	200	9,974
Symrise AG (Germany)	66	5,773
Umicore SA (Belgium)	233	13,301
Valvoline, Inc.	854	18,421
Victrex PLC (United Kingdom)	729	27,909
WR Grace & Co.	350	25,659
Yara International ASA (Norway)	681	28,174

		1,085,184

Commercial Services & Supplies — 0.4%
Aqua Metals, Inc.*	730	2,102
ARC Document Solutions, Inc.*	2,111	3,736
Cintas Corp.	60	11,104
Downer EDI Ltd. (Australia)	6,776	33,924
Edenred (France)	272	8,592
Healthcare Services Group, Inc.	454	19,608
KAR Auction Services, Inc.	554	30,359
Prosegur Cia de Seguridad SA (Spain)	92	599
Republic Services, Inc.	57	3,897
Rollins, Inc.	256	13,460

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies (continued)
SPIE SA (France)	351	$7,105
Waste Connections, Inc.	1,268	95,455

		229,941

Communications Equipment — 0.5%
Cisco Systems, Inc.	5,440	234,083
Lumentum Holdings, Inc.*(a)	360	20,844
Palo Alto Networks, Inc.*	159	32,670
Viavi Solutions, Inc.*	1,715	17,562

		305,159

Construction & Engineering — 0.1%
Dycom Industries, Inc.*	229	21,643
EMCOR Group, Inc.	50	3,809
Jacobs Engineering Group, Inc.	50	3,175
JGC Corp. (Japan)	1,200	24,138
Koninklijke Volkerwessels NV (Netherlands)	219	5,629
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	6,000	6,257
Valmont Industries, Inc.	19	2,864

		67,515

Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	2,500	14,257
HeidelbergCement AG (Germany)	378	31,739
Loma Negra Cia Industrial Argentina SA (Argentina), ADR*	263	2,698
Martin Marietta Materials, Inc.	22	4,913
U.S. Concrete, Inc.*	255	13,388
Vulcan Materials Co.	211	27,232

		94,227

Consumer Finance — 0.1%
Ally Financial, Inc.	850	22,330
American Express Co.	297	29,105
SLM Corp.*	2,894	33,136

		84,571

Containers & Packaging — 0.6%
Amcor Ltd. (Australia)	5,189	55,287
Ball Corp.	2,256	80,201
Berry Global Group, Inc.*	395	18,146
Crown Holdings, Inc.*	484	21,664
Huhtamaki OYJ (Finland)	153	5,642
International Paper Co.	3,526	183,634
Orora Ltd. (Australia)	1,853	4,894
Vidrala SA (Spain)	42	3,996

		373,464

Distributors — 0.1%
Educational Development Corp.	717	13,444
Paltac Corp. (Japan)	300	17,252
Uni-Select, Inc. (Canada)	230	3,658
Weyco Group, Inc.	369	13,432

		47,786

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	1,300	46,101

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Consumer Services (continued)
New Oriental Education & Technology Group, Inc. (China), ADR	20	$1,893
Service Corp. International	391	13,994
TAL Education Group (China), ADR*	591	21,749

		83,737

Diversified Financial Services — 0.2%
Banca Mediolanum SpA (Italy)	5,928	40,043
FirstRand Ltd. (South Africa)	9,961	46,273
GT Capital Holdings, Inc. (Philippines)	205	3,496
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	2,900	17,778
Voya Financial, Inc.	329	15,463

		123,053

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	3,322	106,669
ATN International, Inc.	237	12,506
KT Corp. (South Korea)	288	7,083
KT Corp. (South Korea), ADR	2,105	27,954
Nippon Telegraph & Telephone Corp. (Japan)	2,900	131,741
Telefonica Deutschland Holding AG (Germany)	17,298	68,050
Telefonica SA (Spain)	6,016	51,060
Verizon Communications, Inc.	905	45,531

		450,594

Electric Utilities — 1.4%
American Electric Power Co., Inc.	97	6,717
EDP - Energias do Brasil SA (Brazil)	12,467	44,133
El Paso Electric Co.	261	15,425
Entergy Corp.	1,307	105,593
Evergy, Inc.	1,842	103,428
Eversource Energy	451	26,433
Iberdrola SA (Spain)	9,588	73,940
NextEra Energy, Inc.	1,794	299,652
PG&E Corp.	1,571	66,862
PNM Resources, Inc.	340	13,226
Power Grid Corp. of India Ltd. (India)	10,600	28,921
Southern Co. (The)	2,457	113,784
Spark Energy, Inc. (Class A Stock)	793	7,732
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	829	4,017

		909,863

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	169	3,687
Energy Focus, Inc.*	2,971	5,645
Fujikura Ltd. (Japan)	1,100	6,988
Hubbell, Inc.	405	42,825
Idec Corp. (Japan)	300	7,010
Kendrion NV (Netherlands)	139	5,671
Legrand SA (France)	56	4,102
Mabuchi Motor Co. Ltd. (Japan)	100	4,746
Mitsubishi Electric Corp. (Japan)	4,600	61,032
nVent Electric PLC*	94	2,359
Prysmian SpA (Italy)	1,472	36,525
Schneider Electric SE (France)	668	55,555
Sensata Technologies Holding PLC*	885	42,108

COMMON STOCKS (continued)	Shares	Value
Electrical Equipment (continued)
SGL Carbon SE (Germany)*	145	$1,552
Siemens Gamesa Renewable Energy SA (Spain)	151	2,018
Teco Electric & Machinery Co. Ltd. (Taiwan)	2,000	1,501
Varta AG (Germany)*	153	4,149

		287,473

Electronic Equipment, Instruments & Components — 0.7%
AAC Technologies Holdings, Inc. (China)	500	7,022
Carel Industries SpA (Italy), 144A*	607	5,805
Cognex Corp.	522	23,286
Corning, Inc.	1,769	48,665
Hangzhou Hikvision Digital Technology Co. Ltd. (China) (Class A Stock)	2,100	11,722
Hexagon AB (Sweden) (Class B Stock)	785	43,620
Horiba Ltd. (Japan)	100	6,990
Keysight Technologies, Inc.*	2,028	119,713
LRAD Corp.*	4,274	11,241
Murata Manufacturing Co. Ltd. (Japan)	200	33,575
Nippon Ceramic Co. Ltd. (Japan)	300	7,803
Oxford Instruments PLC (United Kingdom)	582	7,681
Renishaw PLC (United Kingdom)	115	8,017
Sensirion Holding AG (Switzerland), 144A*	102	5,139
Sinbon Electronics Co. Ltd. (Taiwan)	2,059	5,619
Sunny Optical Technology Group Co. Ltd. (China)	500	9,274
Taiwan Union Technology Corp. (Taiwan)	3,000	10,567
TE Connectivity Ltd.	609	54,847
Trimble, Inc.*	652	21,412
Zebra Technologies Corp. (Class A Stock)*	115	16,474

		458,472

Energy Equipment & Services — 0.3%
Baker Hughes a GE Co.	185	6,111
Computer Modelling Group Ltd. (Canada)	204	1,567
Dril-Quip, Inc.*	388	19,943
Ensco PLC (Class A Stock)	1,916	13,910
Frank’s International NV	200	1,559
Halliburton Co.	102	4,596
McDermott International, Inc.*	468	9,196
Modec, Inc. (Japan)	200	5,535
Nabors Industries Ltd.	1,380	8,846
Oceaneering International, Inc.	405	10,311
Saipem SpA (Italy)*	2,822	12,942
Schlumberger Ltd.	479	32,107
Superior Energy Services, Inc.*	732	7,130
TechnipFMC PLC (United Kingdom)	140	4,444
Tenaris SA (Luxembourg)	479	8,742
Tenaris SA (Luxembourg), ADR	157	5,713
Weatherford International PLC*	2,983	9,814
WorleyParsons Ltd. (Australia)	1,911	24,684

		187,150

Equity Real Estate Investment Trusts (REITs) — 3.5%
Acadia Realty Trust	918	25,126
Alexander & Baldwin, Inc.	358	8,413
Alexandria Real Estate Equities, Inc.	164	20,692
Allied Properties Real Estate Investment Trust (Canada)	176	5,603

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
American Campus Communities, Inc.	616	$26,414
American Homes 4 Rent (Class A Stock)	1,427	31,651
American Tower Corp.	628	90,539
AvalonBay Communities, Inc.	440	75,632
Axiare Patrimonio SOCIMI SA (Spain)	938	19,186
Boston Properties, Inc.	281	35,243
Camden Property Trust	425	38,730
Canadian Apartment Properties REIT (Canada)	304	9,858
CapitaLand Commercial Trust (Singapore)	2,600	3,166
CapitaLand Mall Trust (Singapore)	8,230	12,510
Charter Hall Retail REIT (Australia)	3,220	9,982
Concentradora Fibra Danhos SA de CV (Mexico)	6,940	10,309
CoreCivic, Inc.	857	20,474
Crown Castle International Corp.	2,615	281,949
CubeSmart	275	8,861
DCT Industrial Trust, Inc.	735	49,047
Derwent London PLC (United Kingdom)	269	11,005
Douglas Emmett, Inc.	1,167	46,890
Duke Realty Corp.	130	3,774
EastGroup Properties, Inc.	108	10,320
Education Realty Trust, Inc.	712	29,548
Equinix, Inc.	3	1,290
Equity Commonwealth*	1,112	35,028
Equity LifeStyle Properties, Inc.	119	10,936
Equity Residential	1,625	103,496
Essex Property Trust, Inc.	214	51,161
Federal Realty Investment Trust	210	26,576
First Industrial Realty Trust, Inc.	184	6,135
Gecina SA (France)	336	56,132
GGP, Inc.	2,367	48,358
Goodman Group (Australia)	1,070	7,628
Great Portland Estates PLC (United Kingdom)	2,710	25,534
Healthcare Realty Trust, Inc.	755	21,955
Highwoods Properties, Inc.	161	8,168
Hoshino Resorts REIT, Inc. (Japan)	2	10,388
Host Hotels & Resorts, Inc.	778	16,392
Hudson Pacific Properties, Inc., REIT	481	17,042
Inmobiliaria Colonial Socimi SA (Spain)	943	10,398
Investors Real Estate Trust	2,707	14,970
JBG SMITH Properties	511	18,636
Kilroy Realty Corp.	392	29,651
Kimco Realty Corp.	1,000	16,990
Macerich Co. (The)	644	36,599
MGM Growth Properties LLC (Class A Stock)	535	16,296
Mitsui Fudosan Logistics Park, Inc. (Japan)	4	12,226
Mori Hills REIT Investment Corp. (Japan)	8	10,270
Nippon Accommodations Fund, Inc. (Japan)	4	18,206
Nippon Prologis REIT, Inc. (Japan)	3	6,226
Paramount Group, Inc.	2,253	34,696
Pebblebrook Hotel Trust	218	8,458
Prologis, Inc.	942	61,880
PS Business Parks, Inc.	51	6,554
Public Storage	210	47,641
Ramco-Gershenson Properties Trust	876	11,572
Rayonier, Inc.	913	35,324

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Regency Centers Corp.	727	$45,132
RLJ Lodging Trust	1,182	26,063
Scentre Group (Australia)	6,294	20,450
Shaftesbury PLC (United Kingdom)	1,060	13,073
Simon Property Group, Inc.	321	54,631
SL Green Realty Corp.	745	74,895
Sunstone Hotel Investors, Inc.	1,297	21,556
Taubman Centers, Inc.	423	24,855
Terreno Realty Corp.	474	17,856
Unibail-Rodamco-Westfield (France)	93	20,478
UNITE Group PLC (The) (United Kingdom)	1,335	15,149
Urban Edge Properties	2,270	51,915
VEREIT, Inc.	570	4,241
Vornado Realty Trust	540	39,917
Weingarten Realty Investors	295	9,089
Weyerhaeuser Co.	1,081	39,413

		2,206,447

Food & Staples Retailing — 0.6%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	657	28,541
Bid Corp. Ltd. (South Africa)	232	4,646
BIM Birlesik Magazalar A/S (Turkey)	595	8,689
Clicks Group Ltd. (South Africa)	306	4,369
Costco Wholesale Corp.	131	27,376
CP ALL PCL (Thailand)	23,600	52,304
Empire Co. Ltd. (Canada) (Class A Stock)	724	14,533
Kusuri no Aoki Holdings Co. Ltd. (Japan)	200	13,308
Magnit PJSC (Russia), GDR	149	2,681
Majestic Wine PLC (United Kingdom)	1,139	7,219
President Chain Store Corp. (Taiwan)	1,000	11,331
PriceSmart, Inc.	130	11,765
Raia Drogasil SA (Brazil)	1,305	22,058
Rite Aid Corp.*	3,743	6,475
Seven & i Holdings Co. Ltd. (Japan)	1,800	78,508
Shoprite Holdings Ltd. (South Africa)	1,306	20,934
Sprouts Farmers Market, Inc.*	559	12,337
Wal-Mart de Mexico SAB de CV (Mexico)	5,952	15,710
X5 Retail Group NV (Russia), GDR	199	5,270
Zur Rose Group AG (Switzerland)*	39	5,105

		353,159

Food Products — 1.5%
Bakkavor Group PLC (United Kingdom), 144A*	3,371	8,596
Britannia Industries Ltd. (India)	117	10,609
Bunge Ltd.	1,270	88,532
Cal-Maine Foods, Inc.*	99	4,539
China Mengniu Dairy Co. Ltd. (China)*	14,000	47,219
Edita Food Industries SAE (Egypt), GDR	432	2,290
Edita Food Industries SAE (Egypt), GDR, 144A	158	837
Ezaki Glico Co. Ltd. (Japan)	1,100	52,839
Flowers Foods, Inc.	522	10,873
Hain Celestial Group, Inc. (The)*	411	12,248
Ingredion, Inc.	174	19,262
Lamb Weston Holdings, Inc.	188	12,880
Mayora Indah Tbk PT (Indonesia)	50,300	10,425
McCormick & Co., Inc.	258	29,951

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Mondelez International, Inc. (Class A Stock)	1,647	$67,527
Nestle SA (Switzerland)	1,509	116,949
Pinnacle Foods, Inc.	348	22,641
Post Holdings, Inc.*	55	4,731
Sakata Seed Corp. (Japan)	200	7,568
Sanderson Farms, Inc.	40	4,206
TreeHouse Foods, Inc.*	176	9,242
Tyson Foods, Inc. (Class A Stock)	6,011	413,857
Uni-President Enterprises Corp. (Taiwan)	4,307	10,917
Universal Robina Corp. (Philippines)	3,440	7,787
Zhou Hei Ya International Holdings Co. Ltd. (China), 144A	6,000	4,843

		981,368

Gas Utilities — 0.4%
Atmos Energy Corp.	1,240	111,774
Gas Natural SDG SA (Spain)	2,493	65,905
Italgas SpA (Italy)	1,047	5,763
National Fuel Gas Co.	276	14,617
ONE Gas, Inc.	132	9,866
WGL Holdings, Inc.	276	24,495

		232,420

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	178	10,856
Ambu A/S (Denmark) (Class B Stock)	870	29,266
Becton, Dickinson & Co.	1,895	453,966
BioMerieux (France)	36	3,235
Boston Scientific Corp.*	619	20,241
Cochlear Ltd. (Australia)	85	12,584
ConvaTec Group PLC (United Kingdom), 144A	12,922	36,075
Cooper Cos., Inc. (The)	282	66,397
Danaher Corp.	2,866	282,817
DexCom, Inc.*	264	25,075
Eiken Chemical Co. Ltd. (Japan)	200	4,249
Elekta AB (Sweden) (Class B Stock)	1,120	14,721
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	1,704	17,171
Getinge AB (Sweden) (Class B Stock)	3,461	31,419
GN Store Nord A/S (Denmark)	669	30,397
Hologic, Inc.*	1,060	42,135
Intuitive Surgical, Inc.*	248	118,663
Koninklijke Philips NV (Netherlands)	569	24,107
LivaNova PLC (XNGS)*	418	41,725
Medtronic PLC	2,528	216,422
Nakanishi, Inc. (Japan)	300	6,805
Nikkiso Co. Ltd. (Japan)	700	7,087
Osstem Implant Co. Ltd. (South Korea)*	134	6,120
Siemens Healthineers AG (Germany), 144A*	496	20,439
Smith & Nephew PLC (United Kingdom)	1,918	35,330
Stryker Corp.	1,646	277,944
Teleflex, Inc.	97	26,016
Terumo Corp. (Japan)	400	22,899
West Pharmaceutical Services, Inc.	334	33,163
Wright Medical Group NV*	675	17,523
Zimmer Biomet Holdings, Inc.	108	12,036

		1,946,883

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.*	426	$17,428
Aetna, Inc.	253	46,426
Amplifon SpA (Italy)	729	15,074
Anthem, Inc.	577	137,343
Brookdale Senior Living, Inc.*	770	6,999
Centene Corp.*	187	23,040
Cigna Corp.	766	130,182
Community Health Systems, Inc.*	1,183	3,928
CVS Health Corp.	2,232	143,629
Fresenius SE & Co. KGaA (Germany)	896	71,738
Georgia Healthcare Group PLC (Georgia), 144A*	1,605	5,349
HCA Healthcare, Inc.	580	59,508
Humana, Inc.	131	38,990
Integrated Diagnostics Holdings PLC (Egypt), 144A	985	4,538
Miraca Holdings, Inc. (Japan)	600	17,847
Molina Healthcare, Inc.*	33	3,232
Odontoprev SA (Brazil)	1,100	3,746
Primary Health Care Ltd. (Australia)	13,737	35,422
Quorum Health Corp.*	1,177	5,885
Terveystalo OYJ (Finland), 144A	616	7,764
UnitedHealth Group, Inc.	1,974	484,301
WellCare Health Plans, Inc.*	77	18,960

		1,281,329

Health Care Technology — 0.1%
athenahealth, Inc.*	121	19,256
Veeva Systems, Inc. (Class A Stock)*	284	21,828

		41,084

Holding Companies – Diversified — 0.0%
Sentinel Energy Services, Inc.*	269	2,714

Hotels, Restaurants & Leisure — 1.5%
Alsea SAB de CV (Mexico)	1,100	3,790
Aramark	490	18,179
Bloomin’ Brands, Inc.	708	14,231
BTG Hotels Group Co. Ltd. (China) (Class A Stock)	5,500	22,462
Carnival Corp.	361	20,689
Denny’s Corp.*	1,827	29,104
Elior Group SA (France), 144A	271	3,906
Hilton Grand Vacations, Inc.*	461	15,997
Hilton Worldwide Holdings, Inc.	1,099	86,997
HIS Co. Ltd. (Japan)	200	6,024
Huazhu Group Ltd. (China), ADR	360	15,116
InnSuites Hospitality Trust	7,778	11,123
Jack in the Box, Inc.	213	18,131
Las Vegas Sands Corp.	977	74,604
Marriott International, Inc. (Class A Stock)	1,016	128,626
McDonald’s Corp.	210	32,905
MGM Resorts International	2,276	66,072
Nathan’s Famous, Inc.	177	16,656
Norwegian Cruise Line Holdings Ltd.*	1,151	54,385
Paddy Power Betfair PLC (Ireland)	84	9,313
Playtech PLC (United Kingdom)	6,429	63,749
Restaurant Brands International, Inc. (Canada)(a)	601	36,240
Round One Corp. (Japan)	400	6,279

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.	287	$29,733
Vail Resorts, Inc.	54	14,806
William Hill PLC (United Kingdom)	9,897	39,528
Wyndham Destinations, Inc.	70	3,099
Wyndham Hotels & Resorts, Inc.	309	18,178
Wynn Resorts Ltd.	175	29,285
Yum! Brands, Inc.	1,130	88,389

		977,596

Household Durables — 0.4%
Cairn Homes PLC (Ireland)*	3,653	7,570
Century Communities, Inc.*	701	22,117
Fujitsu General Ltd. (Japan)	3,400	53,138
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	4,800	33,998
Haier Electronics Group Co. Ltd. (Hong Kong)	4,000	13,647
Hanssem Co. Ltd. (South Korea)	37	3,482
Lennar Corp. (Class A Stock)	380	19,950
MDC Holdings, Inc.	587	18,062
Midea Group Co. Ltd. (China) (Class A Stock)	300	2,354
Panasonic Corp. (Japan)	2,000	26,969
Skyline Champion Corp	760	26,630
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)	2,500	12,111
Tempur Sealy International, Inc.*	307	14,751
TTK Prestige Ltd. (India)	9	761
Vatti Corp. Ltd. (China) (Class A Stock)	2,264	8,321
Zojirushi Corp. (Japan)	400	4,881

		268,742

Household Products — 0.3%
Colgate-Palmolive Co.	221	14,323
Essity AB (Sweden) (Class B Stock)	3,114	76,609
Kimberly-Clark Corp.	803	84,588
Opple Lighting Co. Ltd. (China) (Class A Stock)	800	5,628
Reckitt Benckiser Group PLC (United Kingdom)	285	23,417

		204,565

Independent Power & Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	38,000	30,526
Electric Power Development Co. Ltd. (Japan)	300	7,743
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	12,000	3,978
NTPC Ltd. (India)	26,896	62,724
Vistra Energy Corp.*	1,017	24,062

		129,033

Industrial Conglomerates — 1.2%
Carlisle Cos., Inc.	17	1,841
CK Hutchison Holdings Ltd. (Hong Kong)	11,736	124,238
DCC PLC (United Kingdom)	119	10,791
Honeywell International, Inc.	1,456	209,737
Jardine Matheson Holdings Ltd. (Hong Kong)	1,100	69,315

COMMON STOCKS (continued)	Shares	Value
Industrial Conglomerates (continued)
Roper Technologies, Inc.	720	$198,655
Siemens AG (Germany)	678	89,331
SM Investments Corp. (Philippines)	1,557	25,543
Smiths Group PLC (United Kingdom)	1,414	31,585

		761,036

Insurance — 3.3%
AIA Group Ltd. (Hong Kong)	27,000	235,208
American International Group, Inc.	2,950	156,409
Aon PLC	436	59,806
Arch Capital Group Ltd.*	918	24,290
AXA SA (France)	1,346	32,888
BB Seguridade Participacoes SA (Brazil)	3,900	24,754
Chubb Ltd.	1,584	201,200
CNA Financial Corp.	547	24,987
CNO Financial Group, Inc.	835	15,898
Direct Line Insurance Group PLC (United Kingdom)	9,194	41,489
First American Financial Corp.	466	24,102
FNF Group	164	6,170
Hannover Rueck SE (Germany)	75	9,324
Korean Reinsurance Co. (South Korea)	443	4,705
Markel Corp.*	22	23,856
Marsh & McLennan Cos., Inc.	3,017	247,303
MetLife, Inc.	2,174	94,786
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	228	47,935
Old Republic International Corp.	893	17,780
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	4,500	41,210
Progressive Corp. (The)	1,144	67,668
Prudential PLC (United Kingdom)	5,048	115,076
RenaissanceRe Holdings Ltd. (Bermuda)	144	17,326
RSA Insurance Group PLC (United Kingdom)	6,779	60,627
Sampo OYJ (Finland) (Class A Stock)	1,230	59,902
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	134	31,750
Sanlam Ltd. (South Africa)	2,852	14,490
Steadfast Group Ltd. (Australia)	2,570	5,341
Suncorp Group Ltd. (Australia)	4,257	45,910
Tokio Marine Holdings, Inc. (Japan)	1,200	56,140
Unico American Corp.*	1,030	8,137
Willis Towers Watson PLC	1,101	166,912
Zurich Insurance Group AG (Switzerland)	322	95,225

		2,078,604

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.*	516	877,097
Booking Holdings, Inc.*	219	443,933
Ctrip.com International Ltd. (China), ADR*	1,123	53,488
Despegar.com Corp. (Argentina)*	57	1,195
Netflix, Inc.*	327	127,998
Ocado Group PLC (United Kingdom)*	645	8,717
Qurate Retail, Inc.*	1,082	22,960
Shop Apotheke Europe NV (Netherlands), 144A*	118	6,116
Zalando SE (Germany), 144A*	111	6,186

		1,547,690

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Internet Software & Services — 3.8%
2U, Inc.*	75	$6,267
58.com, Inc. (China), ADR*	456	31,619
Alibaba Group Holding Ltd. (China), ADR*(a)	2,331	432,470
Alphabet, Inc. (Class A Stock)*	101	114,048
Alphabet, Inc. (Class C Stock)*	348	388,246
Baidu, Inc. (China), ADR*	109	26,487
Baozun, Inc. (China), ADR*	112	6,126
Cornerstone OnDemand, Inc.*	462	21,913
DeNA Co. Ltd. (Japan)	1,600	29,961
Facebook, Inc. (Class A Stock)*	3,078	598,117
GrubHub, Inc.*	206	21,611
IAC/InterActiveCorp*	30	4,575
Just Eat PLC (United Kingdom)*	1,501	15,392
Kakaku.com, Inc. (Japan)	400	9,007
Mail.Ru Group Ltd. (Russia), GDR*	856	24,823
MercadoLibre, Inc. (Argentina)	94	28,099
Mercari, Inc. (Japan)*	100	4,096
NAVER Corp. (South Korea)	114	78,011
Netcompany Group A/S (Denmark), 144A*	177	6,484
NEXTDC Ltd. (Australia)*	1,004	5,603
Pandora Media, Inc.*	1,700	13,396
Scout24 AG (Germany), 144A	1,308	69,231
Shopify, Inc. (Canada) (Class A Stock)*	142	20,707
Takeaway.com NV (Netherlands), 144A*	222	14,821
Tencent Holdings Ltd. (China)	6,500	326,400
Wise Talent Information Technology Co. Ltd. (China)*	2,600	10,770
Wix.com Ltd. (Israel)*	110	11,033
Yahoo Japan Corp. (Japan)	8,100	26,834
Yandex NV (Russia) (Class A Stock)*	198	7,108
YY, Inc. (China), ADR*	250	25,118
Zillow Group, Inc. (Class A Stock)*	297	17,746
Zillow Group, Inc. (Class C Stock)*(a)	337	19,903

		2,416,022

IT Services — 3.1%
Accenture PLC (Class A Stock)	670	109,605
Adyen NV (Netherlands), 144A*	6	3,305
Amadeus IT Group SA (Spain)	1,064	83,665
Automatic Data Processing, Inc.	357	47,888
Black Knight, Inc.*	724	38,770
Booz Allen Hamilton Holding Corp.	1,266	55,362
CoreLogic, Inc.*	150	7,785
CSG Systems International, Inc.	471	19,250
EPAM Systems, Inc.*	343	42,645
Fidelity National Information Services, Inc.	1,367	144,943
First Derivatives PLC (United Kingdom)	293	17,982
Fiserv, Inc.*	993	73,571
FleetCor Technologies, Inc.*	322	67,829
Fujitsu Ltd. (Japan)	6,000	36,309
Global Dominion Access SA (Spain), 144A*	154	834
Global Payments, Inc.	491	54,742
Hexaware Technologies Ltd. (India)	1,734	11,603
Indra Sistemas SA (Spain)*	3,198	38,149
Infosys Ltd. (India)	330	6,326
Jack Henry & Associates, Inc.	202	26,333
Keywords Studios PLC (Ireland)	349	8,201
Mastercard, Inc. (Class A Stock)	1,569	308,340

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*	448	$12,431
PayPal Holdings, Inc.*	1,442	120,075
TravelSky Technology Ltd. (China) (Class H Stock)	4,000	11,611
Visa, Inc. (Class A Stock)	3,471	459,734
WEX, Inc.*	211	40,191
Wipro Ltd. (India)	3,658	13,951
Wirecard AG (Germany)	367	58,728
Worldpay, Inc. (Class A Stock)*	608	49,722

		1,969,880

Leisure Products — 0.2%
American Outdoor Brands Corp.*	567	6,821
Brunswick Corp.	374	24,116
Polaris Industries, Inc.	199	24,314
Sega Sammy Holdings, Inc. (Japan)	1,200	20,539
Spin Master Corp. (Canada), 144A*	275	12,193
Thule Group AB (Sweden), 144A	457	11,328

		99,311

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	2,293	141,799
Charles River Laboratories International, Inc.*	169	18,972
Eurofins Scientific SE (Luxembourg)	21	11,647
Illumina, Inc.*	3	838
Syneos Health, Inc.*	381	17,869
Tecan Group AG (Switzerland)	71	17,231
Thermo Fisher Scientific, Inc.	1,175	243,390

		451,746

Machinery — 1.1%
Aalberts Industries NV (Netherlands)	193	9,220
AGCO Corp.	43	2,611
Aida Engineering Ltd. (Japan)	300	2,910
Aumann AG (Germany), 144A	101	6,226
Colfax Corp.*	536	16,428
Escorts Ltd. (India)	775	9,871
Fortive Corp.	1,044	80,503
Fujitec Co. Ltd. (Japan)	1,000	12,307
GEA Group AG (Germany)	1,265	42,603
Gima TT SpA (Italy), 144A	303	4,975
Graco, Inc.	753	34,051
Illinois Tool Works, Inc.	485	67,192
Konecranes OYJ (Finland)	166	6,812
Krones AG (Germany)	39	5,029
Lincoln Electric Holdings, Inc.	288	25,275
Lonking Holdings Ltd. (China)	27,000	12,365
Manitex International, Inc.*	880	10,982
METAWATER Co. Ltd. (Japan)	300	8,709
Middleby Corp. (The)*(a)	252	26,314
Miura Co. Ltd. (Japan)	300	7,279
Mueller Water Products, Inc. (Class A Stock)	265	3,106
Nabtesco Corp. (Japan)	300	9,217
Norma Group SE (Germany)	182	12,435
Obara Group, Inc. (Japan)	300	17,082
Oshkosh Corp.	262	18,424

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
PACCAR, Inc.	340	$21,066
Pentair PLC (United Kingdom)	94	3,956
Sandvik AB (Sweden)	230	4,062
Spirax-Sarco Engineering PLC (United Kingdom)	103	8,833
Stanley Black & Decker, Inc.	907	120,459
Trinity Industries, Inc.	590	20,213
WABCO Holdings, Inc.*	188	22,000
Wabtec Corp.(a)	263	25,927

		678,442

Marine — 0.1%
Kirby Corp.*	332	27,755
SITC International Holdings Co. Ltd. (China)	10,000	11,140

		38,895

Media — 1.4%
A.H. Belo Corp. (Class A Stock)	2,240	10,527
Altice USA, Inc. (Class A Stock)	499	8,513
Ascential PLC (United Kingdom)	4,497	26,770
Astro Malaysia Holdings Bhd (Malaysia)	23,700	9,316
Cable One, Inc.	35	25,665
Charter Communications, Inc. (Class A Stock)*(a)	276	80,926
Cineworld Group PLC (United Kingdom)	4,580	15,986
Comcast Corp. (Class A Stock)	3,676	120,610
Criteo SA (France), ADR*	370	12,155
Dish TV India Ltd. (India)*	4,213	4,410
Ebiquity PLC (United Kingdom)	1,631	1,431
Eutelsat Communications SA (France)	964	19,950
Liberty Broadband Corp. (Class A Stock)*	147	11,119
Liberty Broadband Corp. (Class C Stock)*	309	23,397
Liberty Global PLC (United Kingdom) (Class A Stock)*	1,230	33,874
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,752	46,621
Liberty Latin America Ltd. (Chile) (Class A Stock)*	378	7,227
Liberty Latin America Ltd. (Class C Stock)*	1,657	32,113
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	391	17,615
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	614	27,851
Naspers Ltd. (South Africa) (Class N Stock)	85	21,432
Omnicom Group, Inc.	395	30,127
oOh!media Ltd. (Australia)	1,428	5,227
Ooh!Media Ltd. (Australia)*	621	2,273
Publicis Groupe SA (France)	472	32,390
Sirius XM Holdings, Inc.(a)	3,326	22,517
Tele Columbus AG (Germany), 144A*	547	3,785
Twenty-First Century Fox, Inc. (Class A Stock)	1,040	51,678
Twenty-First Century Fox, Inc. (Class B Stock)	1,930	95,091
Walt Disney Co. (The)	476	49,890
WPP PLC (United Kingdom)	1,453	22,829
YouGov PLC (United Kingdom)	1,625	10,085

		883,400

COMMON STOCKS (continued)	Shares	Value
Metals & Mining — 2.1%
Acerinox SA (Spain)	973	$12,857
Alamos Gold, Inc. (Canada) (Class A Stock)	2,100	11,964
Alamos Gold, Inc. (Canada) (Class A Stock)	600	3,413
Alumina Ltd. (Australia)	7,602	15,731
Anglo American PLC (South Africa)	1,511	33,546
Antofagasta PLC (Chile)	2,702	35,105
APERAM SA (Luxembourg)	129	5,529
ArcelorMittal (Luxembourg)	417	12,166
Aurubis AG (Germany)	62	4,733
B2Gold Corp. (Canada)*	4,200	10,894
BHP Billiton Ltd. (Australia)	2,282	57,100
BlueScope Steel Ltd. (Australia)	594	7,581
Boliden AB (Sweden)	928	29,950
Centamin PLC (United Kingdom)	10,555	16,550
Centerra Gold, Inc. (Canada)*	430	2,391
Coeur Mining, Inc.*	530	4,027
Detour Gold Corp. (Canada)*	309	2,778
Dundee Precious Metals, Inc. (Canada)*	900	2,150
Eramet (France)	37	4,854
Evolution Mining Ltd. (Australia)	9,265	24,234
Ferrexpo PLC (Switzerland)	1,343	3,229
First Majestic Silver Corp. (Canada)*	288	2,197
First Quantum Minerals Ltd. (Zambia)	918	13,526
Fortescue Metals Group Ltd. (Australia)	5,285	17,160
Fortuna Silver Mines, Inc. (Canada)*	1,233	7,015
Franco-Nevada Corp. (Canada)	1,091	79,627
Franco-Nevada Corp. (Canada)	240	17,525
Freeport-McMoRan, Inc.	1,040	17,950
Fresnillo PLC (Mexico)	454	6,842
Glencore PLC (Switzerland)*	11,354	53,906
Gold Resource Corp.	698	4,600
Guyana Goldfields, Inc. (Canada)*	1,000	3,735
Highland Gold Mining Ltd. (United Kingdom)	1,200	2,264
Hindustan Zinc Ltd. (India)	1,118	4,487
Hitachi Metals Ltd. (Japan)	4,900	50,807
Hudbay Minerals, Inc. (Canada)	461	2,570
Independence Group NL (Australia)	3,258	12,384
JFE Holdings, Inc. (Japan)	2,000	37,775
KAZ Minerals PLC (Kazakhstan)*	593	6,554
Kirkland Lake Gold Ltd. (Canada)	1,662	35,196
Labrador Iron Ore Royalty Corp. (Canada)	183	3,353
Lucara Diamond Corp. (Canada)	2,851	4,576
Lundin Mining Corp. (Chile)	2,743	15,252
Mitsubishi Materials Corp. (Japan)	300	8,231
MMC Norilsk Nickel PJSC (Russia), ADR	1,844	33,100
New Gold, Inc. (Canada)*	1,093	2,273
NMDC Ltd. (India)	3,634	5,732
Norsk Hydro ASA (Norway)	1,994	11,903
Northern Star Resources Ltd. (Australia)	5,543	30,008
Nucor Corp.	473	29,563
OceanaGold Corp. (Australia)	1,051	2,917
Osisko Gold Royalties Ltd. (Canada)	572	5,417
OZ Minerals Ltd. (Australia)	1,117	7,789
Petra Diamonds Ltd. (South Africa)*	7,814	5,790
POSCO (South Korea)	73	21,539
Randgold Resources Ltd. (United Kingdom)	595	45,796
Regis Resources Ltd. (Australia)	2,007	7,643
Reliance Steel & Aluminum Co.	387	33,878
Rio Tinto PLC (Australia)	1,420	78,268

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Roxgold, Inc. (Canada)*	900	$767
Royal Gold, Inc.	233	21,632
Sandfire Resources NL (Australia)	960	6,500
Saracen Mineral Holdings Ltd. (Australia)*	6,942	11,341
SEMAFO, Inc. (Canada)*	2,000	5,796
Silvercorp Metals, Inc. (Canada)	600	1,584
Sims Metal Management Ltd.	255	3,029
South32 Ltd. (Australia)	35,760	95,491
Southern Copper Corp. (Peru)	384	17,998
Steel Dynamics, Inc.	660	30,327
Sumitomo Metal Mining Co. Ltd. (Japan)	400	15,267
Tahoe Resources, Inc.	800	3,936
Teck Resources Ltd. (Canada) (Class B Stock)	1,193	30,362
Ternium SA (Luxembourg), ADR	210	7,312
Topy Industries Ltd. (Japan)	200	5,545
Vale SA (Brazil)	2,813	35,840
voestalpine AG (Austria)	96	4,414
Western Areas Ltd. (Australia)	2,161	5,693
Worthington Industries, Inc.	120	5,036

		1,337,800

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	1,156	21,490
Annaly Capital Management, Inc.	2,424	24,943
Apollo Commercial Real Estate Finance, Inc.	1,338	24,459
Cherry Hill Mortgage Investment Corp.	877	15,663
CYS Investments, Inc.	2,309	17,318
Ellington Residential Mortgage REIT	1,061	11,565
MTGE Investment Corp.	854	16,738
Sutherland Asset Management Corp.	1,019	16,559

		148,735

Multiline Retail — 0.3%
Dollar General Corp.	1,293	127,490
Lojas Renner SA (Brazil)	3,080	22,998
Next PLC (United Kingdom)	432	34,387
SACI Falabella (Chile)	1,040	9,531
Tokmanni Group Corp. (Finland)	531	4,397

		198,803

Multi-Utilities — 0.5%
CMS Energy Corp.	150	7,091
DTE Energy Co.	840	87,049
NiSource, Inc.	1,920	50,458
Sempra Energy	1,566	181,828

		326,426

Oil, Gas & Consumable Fuels — 3.5%
Advantage Oil & Gas Ltd. (Canada)*	1,047	3,273
Andeavor	108	14,167
Apache Corp.	192	8,975
ARC Resources Ltd. (Canada)	568	5,867
Arch Coal, Inc. (Class A Stock)	119	9,333
Birchcliff Energy Ltd. (Canada)	1,100	4,033
BP PLC (United Kingdom)	2,502	19,036
BP PLC (United Kingdom), ADR	2,508	114,515
Cairn Energy PLC (United Kingdom)*	1,632	5,359

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd. (Canada) (NYSE)	1,744	$62,906
Canadian Natural Resources Ltd. (Canada) (TSX)	1,557	56,197
Centennial Resource Development, Inc. (Class A Stock)*	493	8,904
Cheniere Energy, Inc.*	18	1,173
Chevron Corp.	1,250	158,038
CNOOC Ltd. (China)	18,000	30,844
Concho Resources, Inc.*	625	86,469
ConocoPhillips	587	40,867
Continental Resources, Inc.*	99	6,411
Crew Energy, Inc. (Canada)*	700	1,070
Diamondback Energy, Inc.	442	58,154
Encana Corp. (Canada)	590	7,700
Energen Corp.*	295	21,482
Eni SpA (Italy)	3,725	69,067
EOG Resources, Inc.	984	122,439
Exxon Mobil Corp.	1,593	131,789
Galp Energia SGPS SA (Portugal) (Class B Stock)	544	10,349
Gulfport Energy Corp.*	629	7,907
Inpex Corp. (Japan)	2,400	24,926
Jagged Peak Energy, Inc.*	300	3,906
Kelt Exploration Ltd. (Canada)*	470	3,193
Koninklijke Vopak NV (Netherlands)	153	7,052
Kosmos Energy Ltd. (Ghana)*	2,784	23,024
Lundin Petroleum AB (Sweden)	182	5,777
Matador Resources Co.*	156	4,688
Noble Energy, Inc.	139	4,904
NuVista Energy Ltd. (Canada)*	110	763
Occidental Petroleum Corp.	1,364	114,140
Parsley Energy, Inc. (Class A Stock)*	539	16,321
PDC Energy, Inc.*	193	11,667
Petronet LNG Ltd. (India)	3,742	12,001
Phillips 66	883	99,170
Pioneer Natural Resources Co.	44	8,327
Plains GP Holdings LP (Class A Stock)*	1,608	38,447
RSP Permian, Inc.*	693	30,506
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	3,089	34,047
SM Energy Co.	397	10,199
Suncor Energy, Inc. (Canada)	204	8,299
Targa Resources Corp.	406	20,093
Torchlight Energy Resources, Inc.*	7,829	10,647
TOTAL SA (France)	3,902	236,952
TOTAL SA (France), ADR(a)	1,562	94,595
Tourmaline Oil Corp. (Canada)	170	3,038
TransAtlantic Petroleum Ltd.*	6,124	8,451
TransCanada Corp. (Canada)	5,567	240,494
Tullow Oil PLC (Ghana)*	875	2,815
Valero Energy Corp.	604	66,941
World Fuel Services Corp.	331	6,756
WPX Energy, Inc.*	250	4,508
YPF SA (Argentina), ADR	315	4,278

		2,227,249

Paper & Forest Products — 0.0%
Daio Paper Corp. (Japan)	800	11,127

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Paper & Forest Products (continued)
Louisiana-Pacific Corp.	463	$12,603
Mondi PLC (United Kingdom)	166	4,478
Quintis Ltd. (Australia)*^	4,025	—

		28,208

Personal Products — 0.2%
AMOREPACIFIC Group (South Korea)	35	3,880
Hengan International Group Co. Ltd. (China)	1,500	14,388
LG Household & Health Care Ltd. (South Korea)	58	72,678
Nu Skin Enterprises, Inc. (Class A Stock)	175	13,683
Oriflame Holding AG (Switzerland)	191	6,133

		110,762

Pharmaceuticals — 2.5%
Akorn, Inc.*	625	10,369
Aspen Pharmacare Holdings Ltd. (South Africa)	281	5,276
Astellas Pharma, Inc. (Japan)	5,700	86,746
AstraZeneca PLC (United Kingdom), ADR	2,479	87,038
Bayer AG (Germany)	1,664	182,747
Chugai Pharmaceutical Co. Ltd. (Japan)	700	36,652
CSPC Pharmaceutical Group Ltd. (China)	8,000	24,022
Durect Corp.*	6,862	10,705
GlaxoSmithKline PLC (United Kingdom), ADR	2,336	94,164
Horizon Pharma PLC*	966	15,997
Johnson & Johnson	607	73,653
Laboratorios Farmaceuticos Rovi SA (Spain)	411	7,534
Merck & Co., Inc.	2,683	162,858
Merck KGaA (Germany)	365	35,532
Novartis AG (Switzerland)	957	72,494
Pfizer, Inc.	8,723	316,470
Roche Holding AG (Switzerland)	596	132,227
Sanofi (France)	1,099	88,205
Sino Biopharmaceutical Ltd. (Hong Kong)	7,500	11,454
Takeda Pharmaceutical Co. Ltd. (Japan)	1,400	58,895
Torrent Pharmaceuticals Ltd. (India)	346	7,070
Zoetis, Inc.	817	69,600

		1,589,708

Professional Services — 0.3%
ALS Ltd. (Australia)	2,898	16,156
CBIZ, Inc.*	874	20,101
CoStar Group, Inc.*	90	37,137
DKSH Holding AG (Switzerland)	146	10,264
Equifax, Inc.	449	56,174
IHS Markit Ltd.*	18	929
Intertrust NV (Netherlands), 144A	323	5,728
ManpowerGroup, Inc.	192	16,524
Persol Holdings Co. Ltd. (Japan)	1,100	24,497
TeamLease Services Ltd. (India)*	181	7,828
TransUnion	359	25,719

		221,057

Real Estate Management & Development — 0.7%
ADO Properties SA (Germany), 144A	229	12,448
Aedas Homes SAU (Spain), 144A*	309	10,975

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Altus Group Ltd. (Canada)	240	$5,351
BR Malls Participacoes SA (Brazil)*	1,354	3,403
China Overseas Land & Investment Ltd. (China)	10,000	32,822
CK Asset Holdings Ltd. (Hong Kong)	5,868	46,453
Emaar Malls PJSC (United Arab Emirates)	5,410	3,156
Emaar Properties PJSC (United Arab Emirates)	14,846	19,922
Hang Lung Properties Ltd. (Hong Kong)	4,000	8,216
Hongkong Land Holdings Ltd. (Hong Kong)	7,700	55,047
Hufvudstaden AB (Sweden) (Class A Stock)	690	9,860
Hysan Development Co. Ltd. (Hong Kong)	2,000	11,163
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,250	9,995
Instone Real Estate Group BV (Germany), 144A*(a)	323	8,491
Jones Lang LaSalle, Inc.	173	28,716
Kojamo OYJ (Finland)*	460	4,915
Mitsubishi Estate Co. Ltd. (Japan)	1,000	17,457
Mitsui Fudosan Co. Ltd. (Japan)	1,500	36,132
Multiplan Empreendimentos Imobiliarios SA (Brazil)	258	3,768
PSP Swiss Property AG (Switzerland)	604	55,994
Realogy Holdings Corp.	707	16,120
Sumitomo Realty & Development Co. Ltd. (Japan)	1,000	36,825
Sun Hung Kai Properties Ltd. (Hong Kong)	2,000	30,132

		467,361

Road & Rail — 0.3%
Canadian Pacific Railway Ltd. (Canada) (NYSE)	64	11,713
Canadian Pacific Railway Ltd. (Canada) (TSX)	175	32,070
CSX Corp.	336	21,430
Hertz Global Holdings, Inc.*	338	5,185
Kansas City Southern	305	32,318
Landstar System, Inc.	10	1,092
Old Dominion Freight Line, Inc.	102	15,194
Union Pacific Corp.	416	58,939

		177,941

Semiconductors & Semiconductor Equipment — 1.9%
AIXTRON SE (Germany)*	1,200	15,443
ams AG (Austria)*	104	7,713
Applied Materials, Inc.	1,115	51,502
ASML Holding NV (Netherlands)	237	46,899
ASML Holding NV (Netherlands)	21	4,157
Broadcom, Inc.	617	149,709
Cree, Inc.*	665	27,644
Cypress Semiconductor Corp.	833	12,978
DB HiTek Co. Ltd. (South Korea)	352	6,184
Disco Corp. (Japan)	100	17,024
Infineon Technologies AG (Germany)	772	19,610
Integrated Device Technology, Inc.*	1,106	35,259
IQE PLC (United Kingdom)*	13,483	18,073
Lam Research Corp.	8	1,383
LEENO Industrial, Inc. (South Korea)	90	5,081
Marvell Technology Group Ltd.	1,449	31,067

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products, Inc.	1,571	$92,155
Microchip Technology, Inc.(a)	723	65,757
Monolithic Power Systems, Inc.	142	18,981
NVIDIA Corp.	49	11,608
NXP Semiconductors NV (Netherlands)*	398	43,489
QuickLogic Corp.*	6,572	7,558
Realtek Semiconductor Corp. (Taiwan)	1,000	3,633
Renesas Electronics Corp. (Japan)*	2,200	21,507
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	32,000	227,235
Texas Instruments, Inc.	2,681	295,580
Xilinx, Inc.	71	4,633

		1,241,862

Software — 3.6%
Activision Blizzard, Inc.	344	26,254
Aspen Technology, Inc.*	23	2,133
CDK Global, Inc.	555	36,103
Cyient Ltd. (India)	1,100	12,303
Dell Technologies, Inc. (Class V Stock)*	399	33,747
Descartes Systems Group, Inc. (The) (Canada)*	271	8,829
Douzone Bizon Co. Ltd. (South Korea)	234	13,004
Electronic Arts, Inc.*	470	66,279
Ellie Mae, Inc.*	252	26,168
Fortinet, Inc.*	476	29,717
Globant SA*	200	11,357
Guidewire Software, Inc.*	233	20,686
Intuit, Inc.	680	138,927
Microsoft Corp.	10,959	1,080,667
Pivotal Software, Inc. (Class A Stock)*	304	7,378
PTC, Inc.*	269	25,235
Red Hat, Inc.*	356	47,836
salesforce.com, Inc.*	1,254	171,046
Sea Ltd. (Thailand), ADR*	1,703	25,545
ServiceNow, Inc.*	847	146,082
Snap, Inc. (Class A Stock)*	701	9,176
Sophos Group PLC (United Kingdom), 144A	933	7,845
Splunk, Inc.*	362	35,878
SS&C Technologies Holdings, Inc.	693	35,967
Symantec Corp.	2,243	46,318
Synopsys, Inc.*	891	76,243
Tableau Software, Inc. (Class A Stock)*	343	33,528
Ultimate Software Group, Inc. (The)*	60	15,439
VMware, Inc. (Class A Stock)*(a)	353	51,880
WANdisco PLC (United Kingdom)*	589	8,663
Workday, Inc. (Class A Stock)*(a)	518	62,740

		2,312,973

Specialty Retail — 1.0%
Burlington Stores, Inc.*	247	37,181
CarMax, Inc.*	168	12,242
Chow Sang Sang Holdings International Ltd. (Hong Kong)	2,000	3,853
Dick’s Sporting Goods, Inc.	280	9,869
Dixons Carphone PLC (United Kingdom)	12,218	29,983
Dufry AG (Switzerland)*	69	8,776
GrandVision NV (Netherlands), 144A	341	7,646
Hikari Tsushin, Inc. (Japan)	100	17,550

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
Home Depot, Inc. (The)	870	$169,737
Kingfisher PLC (United Kingdom)	11,931	46,657
L Brands, Inc.	98	3,614
Lowe’s Cos., Inc.	6	573
Michaels Cos., Inc. (The)*	733	14,052
Mr. Price Group Ltd. (South Africa)	166	2,724
O’Reilly Automotive, Inc.*	7	1,915
Ross Stores, Inc.	2,284	193,569
SMCP SA (France), 144A*	371	10,605
Tractor Supply Co.	296	22,641
Ulta Beauty, Inc.*	10	2,335
Vivo Energy PLC (Morocco), 144A*	2,862	5,593
VT Holdings Co. Ltd. (Japan)	1,200	6,308
XXL ASA (Norway), 144A	815	6,588
Yellow Hat Ltd. (Japan)	300	8,854

		622,865

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	1,289	238,607
Catcher Technology Co. Ltd. (Taiwan)	1,000	11,165
NCR Corp.*	528	15,829
Samsung Electronics Co. Ltd. (South Korea)	4,577	191,729
Xaar PLC (United Kingdom)	1,163	3,661

		460,991

Textiles, Apparel & Luxury Goods — 0.5%
Asics Corp. (Japan)	1,800	30,386
Brunello Cucinelli SpA (Italy)	176	7,837
Burberry Group PLC (United Kingdom)	3,108	88,331
Canada Goose Holdings, Inc. (Canada)*	100	5,885
Carter’s, Inc.	186	20,161
Forward Industries, Inc.*	6,991	11,325
Hanesbrands, Inc.	2,353	51,813
Lululemon Athletica, Inc.*	195	24,346
Luthai Textile Co. Ltd. (China) (Class B Stock)	6,300	7,223
Moncler SpA (Italy)	286	12,977
NIKE, Inc. (Class B Stock)	379	30,199
Pacific Textiles Holdings Ltd. (Hong Kong)	6,000	5,095
Skechers U.S.A., Inc. (Class A Stock)*	392	11,764
Ted Baker PLC (United Kingdom)	176	4,994

		312,336

Thrifts & Mortgage Finance — 0.2%
Aruhi Corp. (Japan)	200	4,176
Housing Development Finance Corp. Ltd. (India)	3,483	97,052
MGIC Investment Corp.*	1,484	15,908
PNB Housing Finance Ltd. (India), 144A	483	7,964
Waterstone Financial, Inc.	1,511	25,763

		150,863

Tobacco — 0.7%
British American Tobacco PLC (United Kingdom)	3,159	159,129
Japan Tobacco, Inc. (Japan)(a)	2,700	75,455
KT&G Corp. (South Korea)	280	26,904

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Tobacco (continued)
Philip Morris International, Inc.	2,428	$196,037

		457,525

Trading Companies & Distributors — 0.4%
Ahlsell AB (Sweden), 144A	1,372	8,076
Beacon Roofing Supply, Inc.*	40	1,705
Brenntag AG (Germany)	124	6,890
Hanwa Co. Ltd. (Japan)	200	7,614
HD Supply Holdings, Inc.*	364	15,612
Herc Holdings, Inc.*	230	12,958
Huttig Building Products, Inc.*	2,555	12,136
IMCD NV (Netherlands)	174	11,636
NOW, Inc.*	709	9,451
Rexel SA (France)	2,565	36,821
Sumitomo Corp. (Japan)	7,500	122,999
Watsco, Inc.	209	37,261

		283,159

Transportation Infrastructure — 0.1%
Airports of Thailand PCL (Thailand)	5,200	9,885
DP World Ltd. (United Arab Emirates)	997	22,949
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	26	4,138

		36,972

Waste Disposable — 0.0%
Country Garden Services Holdings Co. Ltd. (China)*	7,000	8,976

Water Utilities — 0.1%
American States Water Co.	421	24,064
American Water Works Co., Inc.	480	40,982
California Water Service Group	628	24,461

		89,507

Wireless Telecommunication Services — 0.3%
Sarana Menara Nusantara Tbk PT (Indonesia)	498,500	21,569
Shenandoah Telecommunications Co.	664	21,713
T-Mobile US, Inc.*	861	51,445
Vodafone Group PLC (United Kingdom)	20,532	49,734
Vodafone Group PLC (United Kingdom), ADR	2,875	69,891

		214,352

TOTAL COMMON STOCKS (cost $40,123,655)		46,091,436

PREFERRED STOCKS — 0.3%
Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)	1,372	9,480
Itau Unibanco Holding SA (Brazil) (PRFC)	3,894	40,339

		49,819

Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 6.123%	632	36,087

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson and Co., CVT, 6.125%	264	16,328

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	32	4,083

PREFERRED STOCKS (continued)	Shares	Value
Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	10,900	$9,337

Metals & Mining — 0.0%
Bradespar SA (Brazil) (PRFC)	400	3,018

Multi-Utilities — 0.1%
DTE Energy Co., CVT, 6.500%	50	2,585
Sempra Energy, CVT, 6.000%	171	17,649

		20,234

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	366	12,359

Waste Disposable — 0.0%
Fortive Corp., CVT, 5.000%	13	13,333

TOTAL PREFERRED STOCKS (cost $150,119)		164,598

	Units
RIGHTS* — 0.0%
Banks
Intesa Sanpaolo SpA (Italy), expiring 07/17/18	7,229	—

Pharmaceuticals
Dyax Corp. CVR*^	146	577

TOTAL RIGHTS (cost $0)		577

	Shares
UNAFFILIATED FUNDS** — 8.9%
T. Rowe Price Emerging Markets Bond Fund	173,524	1,976,443
T. Rowe Price Institutional Floating Rate Fund	226,485	2,251,265
T. Rowe Price Institutional High Yield Fund	169,634	1,467,332

TOTAL UNAFFILIATED FUNDS (cost $5,909,894)		5,695,040

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.5%
Automobiles — 0.2%
Ally Auto Receivables Trust,
Series 2015-1, Class A4
1.750%	05/15/20	5	4,984
BMW Vehicle Lease Trust,
Series 2017-2, Class A3
2.070%	10/20/20	5	4,948
Capital Auto Receivables Asset Trust,
Series 2015-3, Class A4
2.130%	05/20/20	10	9,982
Series 2015-4, Class A4
2.010%	07/20/20	15	14,953
CarMax Auto Owner Trust,
Series 2015-3, Class A4
1.980%	02/16/21	5	4,957
Series 2017-4, Class A3
2.110%	10/17/22	5	4,924

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
GM Financial Automobile Leasing Trust,
Series 2015-3, Class A4
1.810%	11/20/19	8	$7,818
GM Financial Consumer Automobile Receivables Trust,
Series 2018-2, Class A3
2.810%	12/16/22	15	14,952
Hyundai Auto Receivables Trust,
Series 2018-A, Class A3
2.790%	07/15/22	5	4,983
Santander Retail Auto Lease Trust,
Series 2017-A, Class A3, 144A
2.220%	01/20/21	5	4,946
SMART Trust (Australia),
Series 2015-3US, Class A3A
1.660%	08/14/19	1	1,369
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	7	7,341
Toyota Auto Receivables Owner Trust,
Series 2015-C, Class A4
1.690%	12/15/20	15	14,940
World Omni Auto Receivables Trust,
Series 2015-B, Class A4
1.840%	01/17/22	15	14,852
Series 2016-A, Class A3
1.770%	09/15/21	9	8,474
Series 2018-A, Class A2
2.190%	05/17/21	10	9,959

			134,382

Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-2, Class A
2.620%	10/15/25	10	9,735

Equipment — 0.0%
CNH Equipment Trust,
Series 2015-C, Class A3
1.660%	11/16/20	6	6,018
Series 2017-C, Class A3
2.080%	02/15/23	5	4,914
John Deere Owner Trust,
Series 2015-A, Class A4
1.650%	12/15/21	5	4,884

			15,816

Other — 0.3%
Driven Brands Funding LLC,
Series 2018-1A, Class A2, 144A
4.739%	04/20/48	25	25,169
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, 144A
3.610%	07/30/47	25	24,650
Sonic Capital LLC,
Series 2018-1A, Class A2, 144A
4.026%	02/20/48	50	49,442

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Other (continued)
Wendys Funding LLC,
Series 2018-1A, Class A2I, 144A
3.573%	03/15/48	50	$48,383

			147,644

TOTAL ASSET-BACKED SECURITIES (cost $310,935)			307,577

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Ashford Hospitality Trust,
Series 2018-ASHF, Class A,
1 Month LIBOR + 0.900%, 144A
2.973%(c)	04/15/35	19	18,585
BX Trust,
Series 2018-GW, Class A,
1 Month LIBOR + 0.800%, 144A
2.700%(c)	05/15/35	10	10,004
CD Mortgage Trust,
Series 2016-CD2, Class A4
3.526%(cc)	11/10/49	10	9,905
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	10,097
Commercial Mortgage Trust,
Series 2014-CR20, Class A1
1.324%	11/10/47	3	3,151
Series 2015-CR24, Class A5
3.696%	08/10/48	10	10,021
Series 2015-LC21, Class A4
3.708%	07/10/48	10	10,017
FHLMC Multifamily Structured Pass-Through Certificates,
Series K068, Class A1
2.952%	02/25/27	10	9,713
Series K716, Class A1
2.415%	01/25/21	5	5,021
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48	10	10,106
Series 2018-GS9, Class A4
3.992%(cc)	03/10/51	10	10,169
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(cc)	04/15/47	10	10,222
Series 2014-C22, Class A1
1.451%	09/15/47	1	1,457
Series 2015-C30, Class A5
3.822%	07/15/48	10	10,124
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(cc)	08/15/47	10	10,066
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	10	10,085
Series 2015-C27, Class AS
4.068%	12/15/47	15	15,217
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	10,027

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-NXS2, Class A5
3.767%(cc)	07/15/58	10	$10,102
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	10,074

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $196,675)			194,163

CORPORATE BONDS — 3.0%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23	10	9,906
Omnicom Group, Inc./Omnicom Capital, Inc.,
Gtd. Notes
3.600%	04/15/26	10	9,569
3.650%	11/01/24	5	4,856

			24,331

Aerospace & Defense — 0.0%
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	10,205

Airlines — 0.1%
American Airlines 2014-1 Class A,
Pass-Through Certificates
3.700%	04/01/28	4	3,925
American Airlines 2015-1 Class A,
Pass-Through Certificates
3.375%	11/01/28	9	8,231
Delta Air Lines 2015-1 Class B,
Pass-Through Certificates
4.250%	01/30/25	8	8,322
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	15	14,901
United Airlines 2014-1 Class B,
Pass-Through Certificates
4.750%	10/11/23	4	3,644

			39,023

Auto Manufacturers — 0.1%
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	4,853
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19	5	5,005
Hyundai Capital America,
Sr. Unsec’d. Notes, MTN, 144A
3.450%	03/12/21	20	19,843
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.950%	04/13/21	30	29,845

			59,546

Banks — 0.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
3.500%	04/19/26	10	$9,673
Sr. Unsec’d. Notes, MTN
2.650%	04/01/19	20	19,979
4.244%	04/24/38	20	19,428
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
3.100%	04/13/21	25	24,900
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	02/01/19	10	9,975
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	25	24,250
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.150%	07/30/18	5	4,999
3.887%	01/10/28	10	9,685
Sub. Notes
4.450%	09/29/27	10	9,836
4.600%	03/09/26	10	9,986
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	10	10,132
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20	10	9,881
3.000%	04/26/22	15	14,654
3.850%	01/26/27	10	9,603
Sr. Unsec’d. Notes, GMTN
7.500%	02/15/19	10	10,276
Sub. Notes
5.150%	05/22/45	5	4,976
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.750%	06/23/20	10	9,911
3.882%	07/24/38	20	18,472
Sub. Notes
3.375%	05/01/23	25	24,418
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.900%	09/15/20	10	9,920
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
2.750%	07/15/20	16	16,009
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	15	14,636
Sr. Unsec’d. Notes, MTN
3.971%	07/22/38	15	13,899
4.300%	01/27/45	5	4,731
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	15	14,911
State Street Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/20	10	9,919
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
1.750%	07/23/18	10	9,998

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	30	$29,173
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	10	9,967
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20	15	14,758

			402,955

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	15	14,684
4.900%	02/01/46	10	10,284
Maple Escrow Subsidiary, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21	15	15,013
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	5	4,990

			44,971

Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	5	4,992
Celgene Corp.,
Sr. Unsec’d. Notes
3.550%	08/15/22	10	9,924
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/19	5	4,939
3.250%	09/01/22	5	4,971

			24,826

Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	2	1,927

Commercial Services — 0.0%
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/27	5	4,787
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	5	5,130
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	4,944

			14,861

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	25	24,436
DXC Technology Co.,
Sr. Unsec’d. Notes
2.875%	03/27/20	5	4,964

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Computers (continued)
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	5	$4,937

			34,337

Diversified Financial Services — 0.1%
AIG Global Funding,
Sr. Sec’d. Notes, 144A
2.150%	07/02/20	5	4,900
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	10	9,736
3.625%	04/01/27	5	4,584
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	10	9,998
Sr. Unsec’d. Notes, MTN
2.200%	03/03/20	5	4,934
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	4,774
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.900%	03/15/21	20	19,851
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/26	5	4,802
Visa, Inc.,
Sr. Unsec’d. Notes
2.150%	09/15/22	15	14,378

			77,957

Electric — 0.2%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	10,282
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	13,747
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	5	4,927
Sr. Unsec’d. Notes
2.500%	12/01/19	5	4,957
Eversource Energy,
Sr. Unsec’d. Notes
3.300%	01/15/28	5	4,753
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	5	4,979
5.200%	10/01/19	5	5,117
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31	10	12,961
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	10,077

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Georgia Power Co.,
Sr. Unsec’d. Notes
2.000%	09/08/20	15	$14,653
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	15	14,445
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	10,275
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	02/01/20	30	29,637

			140,810

Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	10	9,967
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19	5	4,987
4.550%	10/30/24	15	15,181

			30,135

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	5	4,739

Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
5.000%	09/15/35	10	10,104

Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	10	9,562
3.950%	03/30/48	15	13,871

			23,433

Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18	10	9,987

Healthcare-Products — 0.1%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27	25	23,665
Danaher Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/20	5	4,940
Medtronic Global Holdings SCA,
Gtd. Notes
1.700%	03/28/19	20	19,872

			48,477

Healthcare-Services — 0.1%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	5,690

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Services (continued)
Anthem, Inc.,
Sr. Unsec’d. Notes
2.500%	11/21/20	5	$4,915
4.650%	01/15/43	15	14,507
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	10	9,656
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48	20	20,316
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	5	4,971
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	15,108
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	4,894
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25	5	5,001

			85,058

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	5	4,970
3.300%	03/01/21	5	4,996
Aon PLC,
Gtd. Notes
3.875%	12/15/25	5	4,936
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	15	14,679
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	15	14,998
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	20	20,000
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	5	4,942
3.500%	06/03/24	10	9,898
4.350%	01/30/47	5	4,974
New York Life Global Funding,
Sec’d. Notes, 144A
1.500%	10/24/19	15	14,720
Principal Financial Group, Inc.,
Gtd. Notes
3.400%	05/15/25	10	9,753
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	20	19,127

			127,993

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	5	$4,818
3.875%	08/22/37	10	9,761
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	4,890

			19,469

Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/28	15	14,961

Machinery-Diversified — 0.1%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.350%	01/08/21	15	14,737
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.800%	12/15/26	15	14,547

			29,284

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	10	10,099
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	10	10,334
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.500%	03/16/23	5	4,947
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	4,626
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,000

			40,006

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
2.200%	01/09/20	15	14,820

Multi-National — 0.0%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.625%	12/15/20	10	9,737

Oil & Gas — 0.1%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.768%	09/19/19	5	4,938
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	5	4,810
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	10	9,772

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	01/30/23	10	$9,467
6.625%	06/15/35	10	9,775
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	9,798
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	03/15/28	10	9,451

			58,011

Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
2.450%	12/15/20	5	4,892
3.650%	09/15/24	5	4,912

			9,804

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	10	9,685
4.500%	05/14/35	10	9,733
CVS Health Corp.,
Sr. Unsec’d. Notes
3.125%	03/09/20	35	34,955
3.500%	07/20/22	5	4,956
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	20	19,617
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25	5	5,094
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	5	4,789
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19	20	19,525

			108,354

Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	5,090
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	5	4,979
Enbridge, Inc. (Canada),
Sub. Notes
6.000%	01/15/77	5	4,700
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	5,105
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	4,735

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (continued)
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	10	$9,681
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26	15	13,820

			48,110

Real Estate Investment Trusts (REITs) — 0.2%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.350%	10/01/20	5	4,985
3.625%	11/15/27	35	32,787
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	4,822
3.900%	03/15/27	5	4,727
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.700%	06/15/26	10	9,429
4.750%	05/15/47	5	4,713
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
2.550%	01/15/21	10	9,824
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	10	9,364
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	5	4,800
4.250%	08/15/29	5	4,891
4.375%	10/01/25	5	5,007
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/22	5	4,924
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	4,880

			105,153

Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	5	4,651
3.750%	06/01/27	15	14,427
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	18,897
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	4,962

			42,937

Semiconductors — 0.1%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.850%	03/12/20	10	9,951

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.200%	01/15/21	20	$19,367
3.000%	01/15/22	15	14,590
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
3.000%	05/20/22	10	9,849

			53,757

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	10	10,515
Oracle Corp.,
Sr. Unsec’d. Notes
2.250%	10/08/19	10	9,948
2.400%	09/15/23	25	23,583

			44,046

Telecommunications — 0.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
5.800%	02/15/19	10	10,172
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	20	17,751

			27,923

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22	10	9,884
4.150%	04/01/45	10	9,751

			19,635

Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	5	4,939
3.500%	03/15/28	15	13,856
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	10	9,975

			28,770

TOTAL CORPORATE BONDS (cost $1,929,380)			1,890,452

SOVEREIGN BONDS — 0.2%
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	5	4,825
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	20	19,312
3.300%	03/15/28	20	19,963

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	10	$9,610
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	20	20,331
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.550%	02/12/21	20	19,801
3.000%	07/16/18	10	10,002
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.875%	10/16/24	10	9,854

TOTAL SOVEREIGN BONDS (cost $114,679)			113,698

MUNICIPAL BONDS — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, BABs
7.625%	03/01/40	5	7,374
University of California,
Revenue Bonds, Series J
4.131%	05/15/45	5	5,085

			12,459

Florida — 0.0%
State Board of Administration Finance Corp.,
Revenue Bonds
2.638%	07/01/21	5	4,953

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57	15	18,772

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds
2.388%	12/01/23	10	9,318

Wisconsin — 0.0%
State of Wisconsin,
Revenue Bonds
3.954%	05/01/36	15	15,202

TOTAL MUNICIPAL BONDS (cost $60,791)			60,704

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Fannie Mae Connecticut Avenue Securities,
Series 2016-C07, Class 2M1, 1 Month LIBOR + 1.300%
3.391%(c)	05/25/29	4	4,446
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2018-SPI2, Class M1, 144A
3.820%(cc)	05/25/48	15	15,005

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust,
Series 2016-1, Class M1, 144A
3.000%(cc)	09/25/55		10	$9,734

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $28,717)				29,185

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal Home Loan Banks
1.375%	09/28/20		40	38,890
Federal Home Loan Banks, Bonds
1.375%	05/28/19		30	29,735
Federal National Mortgage Assoc.
1.250%	08/17/21		20	19,136

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $89,829)				87,761

U.S. TREASURY OBLIGATIONS — 12.4%
U.S. Treasury Bonds
2.250%	08/15/46		85	73,206
2.500%	02/15/45		128	116,705
2.750%	11/15/42		10	9,620
2.750%	08/15/47		135	128,825
2.875%	08/15/45		80	78,403
3.000%	11/15/44		45	45,183
3.000%	05/15/45		5	5,019
3.000%	11/15/45		50	50,176
3.000%	02/15/47		85	85,305
3.000%	05/15/47		15	15,044
3.000%	02/15/48		40	40,134
3.125%	11/15/41		133	136,673
3.125%	02/15/43		18	17,966
3.125%	08/15/44	(k)	102	104,737
3.125%	05/15/48		15	15,417
3.375%	05/15/44		5	5,358
3.500%	02/15/39		70	76,262
3.625%	08/15/43		50	55,734
4.500%	02/15/36		67	81,923
4.500%	05/15/38		135	167,342
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19		134	142,391
0.125%	04/15/20		381	403,278
0.125%	04/15/21		844	877,992
0.125%	01/15/22		264	286,730
0.125%	04/15/22		623	628,154
0.125%	07/15/22		617	660,858
0.125%	07/15/24		130	133,303
0.250%	01/15/25		168	172,798
0.375%	07/15/25		108	112,460
0.375%	01/15/27		93	93,696
0.375%	07/15/27		136	135,479
0.500%	01/15/28		67	66,562
0.625%	07/15/21		331	369,341
0.625%	04/15/23		530	533,471
0.625%	01/15/24		184	196,726
0.625%	01/15/26		117	122,666
0.625%	02/15/43		34	35,363

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
0.750%	02/15/45		40	$41,269
0.875%	02/15/47		13	13,490
1.000%	02/15/46		141	153,403
1.000%	02/15/48		17	17,848
1.250%	07/15/20		125	145,319
1.375%	01/15/20		82	96,051
1.750%	01/15/28		11	14,371
2.000%	01/15/26		30	41,486
2.125%	01/15/19		59	69,239
2.125%	02/15/40		18	26,220
2.125%	02/15/41		29	41,993
2.500%	01/15/29		59	80,607
3.375%	04/15/32		11	20,344
3.625%	04/15/28		35	68,808
3.875%	04/15/29		6	12,655
U.S. Treasury Notes
1.125%	06/30/21		80	76,544
1.125%	07/31/21		10	9,555
1.125%	08/31/21		10	9,540
1.625%	08/31/22	(k)	205	196,328
1.625%	11/15/22		75	71,648
1.750%	05/31/22		15	14,474
1.875%	03/31/22		20	19,426
2.000%	12/31/21		50	48,891
2.000%	02/15/22		15	14,654
2.000%	11/30/22		10	9,705
2.250%	11/15/24		5	4,838
2.250%	11/15/25		135	129,837
2.250%	02/15/27		20	19,085
2.250%	08/15/27		175	166,558
2.625%	11/15/20		13	13,013

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,024,930)				7,927,499

TOTAL LONG-TERM INVESTMENTS (cost $56,939,604)				62,562,690

			Shares
SHORT-TERM INVESTMENTS — 3.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)			1,309,856	1,309,856
PGIM Institutional Money Market Fund (cost $626,620; includes $625,350 of cash collateral for securities on loan)(b)(w)			626,558	626,620

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,936,476)				1,936,476

Value
TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 101.0% (cost $58,876,080)	$64,499,166

OPTION WRITTEN~* — (0.2)%
(premiums received $127,131)	(126,000)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 100.8% (cost $58,748,949)	64,373,166
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (0.8)%	(513,350)

NET ASSETS — 100.0%	$63,859,816

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

**	Investment is an affiliate of the Subadvisor.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $577 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $609,116; cash collateral of $625,350 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Call	08/17/18	$2,700.00	20	2	$(126,000)

(premiums received $127,131)

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
5	2 Year U.S. Treasury Notes	Sep. 2018	$1,059,141	$407
14	S&P 500 E-Mini Index	Sep. 2018	1,905,120	(34,305)

				(33,898)

Short Position:
7	5 Year U.S. Treasury Notes	Sep. 2018	795,320	(625)

				(625)

				$(34,523)

Securities with a combined market value of $70,012 have been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound, Expiring 07/13/18	Bank of America	GBP	19	$25,416	$25,092	$324	$—
Japanese Yen, Expiring 07/13/18	Bank of America	JPY	4,181	37,978	37,800	178	—

				$63,394	$62,892	$502	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$33,229,844	$12,861,592	$—
Preferred Stocks	148,156	16,442	—
Rights	—	—	577
Unaffiliated Funds	5,695,040	—	—
Asset-Backed Securities
Automobiles	—	134,382	—
Credit Cards	—	9,735	—
Equipment	—	15,816	—
Other	—	147,644	—
Commercial Mortgage-Backed Securities	—	194,163	—
Corporate Bonds	—	1,890,452	—
Sovereign Bonds	—	113,698	—
Municipal Bonds	—	60,704	—
Residential Mortgage-Backed Securities	—	29,185	—
U.S. Government Agency Obligations	—	87,761	—
U.S. Treasury Obligations	—	7,927,499	—
Affiliated Mutual Funds	1,936,476	—	—
Option Written	(126,000)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Other Financial Instruments*
Futures Contracts	$(34,523)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	502	—

Total	$40,848,993	$23,489,575	$577

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

U.S. Treasury Obligations	12.4%
Unaffiliated Funds	8.9
Banks	5.9
Internet Software & Services	3.8
Software	3.7
Oil, Gas & Consumable Fuels	3.5
Insurance	3.5
Equity Real Estate Investment Trusts (REITs)	3.5
IT Services	3.1
Health Care Equipment & Supplies	3.1
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	3.0
Pharmaceuticals	2.7
Capital Markets	2.6
Internet & Direct Marketing Retail	2.4
Metals & Mining	2.1
Aerospace & Defense	2.0
Health Care Providers & Services	2.0
Semiconductors & Semiconductor Equipment	1.9
Chemicals	1.7
Food Products	1.5
Hotels, Restaurants & Leisure	1.5
Electric Utilities	1.5
Media	1.5
Industrial Conglomerates	1.2
Biotechnology	1.2
Machinery	1.1
Specialty Retail	1.0
Automobiles	0.8
Technology Hardware, Storage & Peripherals	0.7
Real Estate Management & Development	0.7
Auto Components	0.7
Electronic Equipment, Instruments & Components	0.7
Tobacco	0.7
Beverages	0.7
Life Sciences Tools & Services	0.7
Diversified Telecommunication Services	0.7
Airlines	0.6
Containers & Packaging	0.6
Food & Staples Retailing	0.6
Multi-Utilities	0.5
Textiles, Apparel & Luxury Goods	0.5
Communications Equipment	0.5
Electrical Equipment	0.5

Trading Companies & Distributors	0.4%
Household Durables	0.4
Gas Utilities	0.4
Commercial Services & Supplies	0.4
Professional Services	0.4
Wireless Telecommunication Services	0.3
Household Products	0.3
Diversified Financial Services	0.3
Multiline Retail	0.3
Commercial Mortgage-Backed Securities	0.3
Energy Equipment & Services	0.3
Road & Rail	0.3
Thrifts & Mortgage Finance	0.2
Mortgage Real Estate Investment Trusts (REITs)	0.2
Other	0.2
Building Products	0.2
Electric	0.2
Independent Power & Renewable Electricity Producers	0.2
Sovereign Bonds	0.2
Personal Products	0.2
Real Estate Investment Trusts (REITs)	0.2
Leisure Products	0.2
Construction Materials	0.2
Water Utilities	0.1
U.S. Government Agency Obligations	0.1
Healthcare-Services	0.1
Consumer Finance	0.1
Diversified Consumer Services	0.1
Construction & Engineering	0.1
Municipal Bonds	0.1
Auto Manufacturers	0.1
Oil & Gas	0.1
Semiconductors	0.1
Air Freight & Logistics	0.1
Healthcare-Products	0.1
Pipelines	0.1
Distributors	0.1
Retail	0.1
Health Care Technology	0.1
Marine	0.1
Transportation Infrastructure	0.1
Computers	0.1
Electronics	0.1
Machinery-Diversified	0.1
Residential Mortgage-Backed Securities	0.1
Trucking & Leasing	0.0	*
Paper & Forest Products	0.0	*
Telecommunications	0.0	*
Advertising	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry table (cont.)
Gas	0.0	%*
Waste Disposable	0.0	*
Transportation	0.0	*
Internet	0.0	*
Equipment	0.0	*
Iron/Steel	0.0	*
Commercial Services	0.0	*
Miscellaneous Manufacturing	0.0	*
Forest Products & Paper	0.0	*
Hand/Machine Tools	0.0	*
Packaging & Containers	0.0	*
Multi-National	0.0	*

Credit Cards	0.0	%*
Environmental Control	0.0	*
Holding Companies – Diversified	0.0	*
Building Materials	0.0	*

	101.0
Options Written	(0.2)
Liabilities in excess of other assets	(0.8)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	—	$—		Due from/to broker — variation margin futures	$34,305	*
Equity contracts	Unaffiliated investments	577		Options written outstanding, at value	126,000
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	502		—	—
Interest rate contracts	Due from/to broker — variation margin futures	407	*	Due from/to broker — variation margin futures	625	*

Total		$1,486			$160,930

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Contracts
Equity contracts	$(72,935)	$(62,832)	$—
Foreign exchange contracts	—	—	94
Interest rate contracts	—	6,717	—

Total	$(72,935)	$(56,115)	$94

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Written	Futures	Forward Currency Contracts
Equity contracts	$115	$45,458	$(51,499)	$—
Foreign exchange contracts	—	—	—	1,280
Interest rate contracts	—	—	(1,843)	—

Total	$115	$45,458	$(53,342)	$1,280

(1)

Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations. For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Written(1)	Futures Contracts- Long Positions(1)	Futures Contracts- Short Positions(1)	Forward Foreign Currency Exchange Contracts- Sold(2)
$2,000	$2,480,657	$458,146	$58,341

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$609,116	$(609,116)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$502	$—	$502	$—	$502

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $609,116:
Unaffiliated investments (cost $56,939,604)	$62,562,690
Affiliated investments (cost $1,936,476)	1,936,476
Cash	69
Foreign currency, at value (cost $59,100)	59,011
Receivable for investments sold	350,365
Dividends and interest receivable	119,988
Receivable for portfolio shares sold	85,053
Tax reclaim receivable	27,602
Receivable from affiliate	2,055
Unrealized appreciation on OTC forward foreign currency exchange contracts	502
Prepaid expenses	87

Total Assets	65,143,898

LIABILITIES:
Payable to broker for collateral for securities on loan	625,350
Payable for investments purchased	389,678
Options written outstanding, at value (premiums received $127,131)	126,000
Custodian fees payable	69,437
Accrued expenses and other liabilities	41,293
Management fees payable	11,831
Payable to affiliate	10,139
Foreign capital gains tax liability accrued	4,112
Due to broker-variation margin futures	3,109
Distribution fee payable	2,177
Payable for portfolio shares repurchased	591
Affiliated transfer agent fee payable	365

Total Liabilities	1,284,082

NET ASSETS	$63,859,816

Net assets were comprised of:
Partners Equity	$63,859,816

Net asset value and redemption price per share, $63,859,816 / 4,814,960 outstanding shares of beneficial interest	$13.26

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $31,218, of which $4,042 is reimbursable by an affiliate)	$637,409
Interest income	160,881
Affiliated dividend income	12,133
Income from securities lending, net (including affiliated income of $1,722)	2,681

813,104

EXPENSES
Management fees	223,626
Distribution fee	76,323
Custodian and accounting fees	189,681
Pricing fees	22,932
Audit fee	12,878
Shareholders’ reports	5,338
Trustees’ fees	4,893
Legal fees and expenses	4,644
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,467
Miscellaneous	14,595

Total expenses	558,377
Less: Fee waivers and/or expense reimbursement	(256,064)

Net expenses	302,313

NET INVESTMENT INCOME (LOSS)	510,791

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $55) (net of foreign capital gains taxes $(1,001))	1,615,688
Futures transactions	(56,115)
Options written transactions	(72,935)
Forward currency contracts transactions	94
Foreign currency transactions	(3,249)

1,483,483

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(21)) (net of change in foreign capital gains taxes $(1,697))	(1,799,068)
Futures	(53,342)
Options written	45,458
Forward currency contracts	1,280
Foreign currencies	(599)

(1,806,271)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(322,788)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$188,003

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$510,791	$623,162
Net realized gain (loss) on investment and foreign currency transactions	1,483,483	2,022,142
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,806,271)	5,611,731

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	188,003	8,257,035

FUND SHARE TRANSACTIONS:
Fund share sold [457,102 and 1,004,745 shares, respectively]	6,095,778	12,350,057
Fund share repurchased [67,459 and 225,917 shares, respectively]	(901,088)	(2,758,999)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	5,194,690	9,591,058

CAPITAL CONTRIBUTIONS	1,067	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,383,760	17,848,093
NET ASSETS:
Beginning of period	58,476,056	40,627,963

End of period	$63,859,816	$58,476,056

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.6%
ASSET-BACKED SECURITIES — 4.1%
Automobiles — 2.6%
AmeriCredit Automobile Receivables Trust 2017-3,
Series 2017-3, Class D
3.180%	07/18/23	9,146	$9,048,263
ARI Fleet Lease Trust 2018-A,
Series 2018-A, Class A2, 144A
2.550%	10/15/26	1,200	1,193,252
Series 2018-A, Class A3, 144A
2.840%	10/15/26	1,357	1,346,143
Capital Auto Receivables Asset Trust 2018-1,
Series 2018-1, Class A2B, 1 Month LIBOR + 0.170%, 144A
2.254%(c)	10/20/20	10,125	10,118,623
Enterprise Fleet Financing LLC,
Series 2018-1, Class A2, 144A
2.870%	10/20/23	3,220	3,209,150
Series 2018-1, Class A3, 144A
3.100%	10/20/23	4,455	4,441,942
First Investors Auto Owner Trust,
Series 2016-2A, Class A1, 144A
1.530%	11/16/20	291	290,162
First Investors Auto Owner Trust 2018-1,
Series 2018-1A, Class A1, 144A
2.840%	05/16/22	2,997	2,996,352
Ford Credit Floorplan Master Owner Trust,
Series 2016-4, Class A, 1 Month LIBOR + 0.530%
2.603%(c)	07/15/20	4,120	4,120,822
Volkswagen Auto Loan Enhanced Trust 2018-1,
Series 2018-1, Class A2B, 1 Month LIBOR + 0.180%
2.285%(c)	07/20/21	6,825	6,825,000
Westlake Automobile Receivables Trust,
Series 2016-2A, Class B, 144A
2.300%	11/15/19	506	505,876
Westlake Automobile Receivables Trust 2018-2,
Series 2018-2A, Class A2B, 1 Month LIBOR + 0.330%, 144A
2.403%(c)	09/15/21	8,455	8,456,896
Wheels SPV 2 LLC,
Series 2016-1A, Class A2, 144A
1.590%	05/20/25	457	455,534

			53,008,015

Consumer Loans — 1.0%
Marlette Funding Trust 2018-2,
Series 2018-2A, Class A, 144A
3.060%	07/17/28	3,895	3,894,995
Sofi Consumer Loan Program 2016-1 LLC,
Series 2016-1, Class A, 144A
3.260%	08/25/25	9,475	9,454,548
Sofi Consumer Loan Program 2018-2 Trust,
Series 2018-2, Class A2, 144A
3.350%	04/26/27	5,985	5,996,437

			19,345,980

Credit Cards — 0.5%
CARDS II Trust (Canada),
Series 2018-1A, Class A, 1 Month LIBOR + 0.350%, 144A
2.423%(c)	04/17/23	9,910	9,914,931

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Credit Cards (continued)
TOTAL ASSET-BACKED SECURITIES (cost $82,291,511)			$82,268,926

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
BANK,
Series 2017-BNK9, Class XA, IO
0.964%(cc)	11/15/54	1,810	108,658
BBCMS Mortgage Trust,
Series 2017-C1, Class A4
3.674%	02/15/50	720	713,080
BBCMS Mortgage TRUST 2017-C1,
Series 2017-C1, Class XA
1.685%(cc)	02/15/50	1,366	133,538
CFCRE Commercial Mortgage Trust,
Series 2016-C7, Class A3
3.839%	12/10/54	570	571,256
Series 2017-C8, Class A4
3.572%	06/15/50	580	571,925
Series 2016-C3, Class A3
3.865%	01/10/48	605	611,361
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class XA, IO
1.189%(cc)	07/10/47	3,325	160,345
Comm 2013-CCRE13 Mortgage Trust,
Series 2013-CR13, Class A4
4.194%(cc)	11/10/46	225	233,427
Commercial Mortgage Pass-Through Certificates,
Series 2014-CR14, Class XA, IO
0.876%(cc)	02/10/47	5,764	139,730
Commercial Mortgage Trust,
Series 2013-CR6, Class A4
3.101%	03/10/46	745	737,441
Series 2015-CR22, Class A5
3.309%	03/10/48	300	294,591
Series 2016-DC2, Class A5
3.765%	02/10/49	285	285,055
Series 2012-CR4, Class A3
2.853%	10/15/45	410	399,249
Series 2012-CR5, Class A4
2.771%	12/10/45	792	774,265
Series 2013-CR7, Class A4
3.213%	03/10/46	535	531,710
Series 2013-CR7, Class XA, IO
1.340%(cc)	03/10/46	2,372	101,762
Series 2013-CR8, Class A5
3.612%(cc)	06/10/46	730	737,727
Series 2013-CR10, Class A4
4.210%(cc)	08/10/46	115	119,366
Series 2013-CR10, Class XA, IO
0.946%(cc)	08/10/46	3,644	104,829
Series 2013-LC6, Class A4
2.941%	01/10/46	892	876,933
Series 2014-UBS2, Class A5
3.961%	03/10/47	905	924,946
Series 2014-UBS4, Class A5
3.694%	08/10/47	850	856,327

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-3BP, Class A, 144A
3.178%	02/10/35	100	$97,306
Series 2015-DC1, Class A5
3.350%	02/10/48	745	736,446
Series 2015-PC1, Class A5
3.902%	07/10/50	673	679,782
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class A3
3.544%	11/15/48	770	765,502
Series 2016-C5, Class A5
3.757%	11/15/48	63	63,307
Series 2016-C7, Class A5
3.502%	11/15/49	490	480,313
GS Mortgage Securities Trust,
Series 2014-GC20, Class D, 144A
5.021%(cc)	04/10/47	640	525,330
Series 2014-GC26, Class A5
3.629%	11/10/47	955	958,313
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	700	699,874
Series 2014-C22, Class A4
3.801%	09/15/47	845	857,607
Series 2015-C28, Class A3
2.912%	10/15/48	215	207,410
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class A3
2.829%	10/15/45	760	744,479
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class A4
3.176%	08/15/45	645	640,128
Series 2013-C8, Class A4
3.134%	12/15/48	840	830,655
Series 2013-C10, Class A4
4.219%(cc)	07/15/46	180	185,191
Series 2015-C24, Class A4
3.732%	05/15/48	870	874,392
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	365	355,044
Series 2016-UB12, Class A4
3.596%	12/15/49	765	756,820
Series 2017-H1, Class XA, IO
1.613%(cc)	06/15/50	1,197	105,664
UBS Commercial Mortgage Trust,
Series 2017-C2, Class XA, IO
1.302%(cc)	08/15/50	2,509	190,574
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A4
3.091%	08/10/49	785	777,835
Series 2013-C6, Class A4
3.244%	04/10/46	785	779,954
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5
3.405%	12/15/47	970	959,350
Series 2015-C26, Class A4
3.166%	02/15/48	10	9,745
Series 2015-C27, Class A5
3.451%	02/15/48	928	920,040

Interest Rate	Maturity Date		Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-C29, Class A4
3.637%	06/15/48			480	$480,515
Series 2015-SG1, Class A4
3.789%	09/15/48			580	584,937
Series 2016-LC24, Class A4
2.942%	10/15/49			170	161,121
Series 2016-NXS6, Class A4
2.918%	11/15/49			360	338,865
Series 2017-C38, Class A5
3.453%	07/15/50			780	762,991
Wells Fargo Commercial Mortgage Trust 2017-C39,
Series 2017-C39, Class XA
1.289%(cc)	09/15/50			1,585	122,728
WFRBS Commercial Mortgage Trust,
Series 2012-C7, Class A2
3.431%	06/15/45			955	958,970
Series 2012-C9, Class A3
2.870%	11/15/45			234	229,528
Series 2012-C10, Class A3
2.875%	12/15/45			605	593,364
Series 2014-C19, Class A5
4.101%	03/15/47			165	170,418
Series 2014-C20, Class A4
3.723%	05/15/47			375	379,828

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $29,892,123)					28,971,847

CORPORATE BONDS — 31.9%
Belgium — 0.4%
Anheuser-Busch InBev SA/NV,
Gtd. Notes, EMTN
2.000%	12/16/19		EUR	3,300	3,967,499
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.500%	01/12/24	(a)		2,475	2,459,717
4.000%	04/13/28			1,665	1,661,133

					8,088,349

Brazil — 0.5%
Banco Nacional de Desenvolvimento Economico e Social,
Sr. Unsec’d. Notes
4.000%	04/14/19			9,775	9,795,528

Canada — 0.3%
CDP Financial, Inc.,
Gtd. Notes, 144A
4.400%	11/25/19			4,525	4,627,142
Emera US Finance LP,
Gtd. Notes
2.150%	06/15/19			1,105	1,093,466
Fortis, Inc.,
Sr. Unsec’d. Notes
2.100%	10/04/21			1,260	1,202,341

					6,922,949

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Denmark — 0.4%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
2.000%	09/08/21		3,095	$2,958,992
Sr. Unsec’d. Notes, MTN, 144A
2.800%	03/10/21		2,200	2,162,568
Sub. Notes, EMTN
2.750%	05/19/26	EUR	2,350	2,884,357

				8,005,917

France — 3.2%
AXA SA,
Sub. Notes, EMTN
3.375%	07/06/47	EUR	900	1,057,916
5.125%	07/04/43	EUR	4,810	6,403,825
BNP Paribas SA,
Sr. Unsec’d. Notes, EMTN
1.000%	06/27/24	EUR	2,400	2,750,539
1.500%	11/17/25	EUR	2,050	2,384,819
Sr. Unsec’d. Notes, MTN, 144A
2.950%	05/23/22		3,445	3,325,547
Sub. Notes, EMTN
2.875%	03/20/26	EUR	1,805	2,194,903
2.875%	10/01/26	EUR	805	985,235
BPCE SA,
Sub. Notes, EMTN
2.750%	11/30/27	EUR	3,900	4,776,089
Credit Agricole SA,
Sr. Unsec’d. Notes, EMTN
1.375%	05/03/27	EUR	700	829,905
Sr. Unsec’d. Notes, MTN, 144A
2.500%	04/15/19		9,550	9,529,249
3.250%	10/04/24		3,075	2,895,706
Sub. Notes
2.625%	03/17/27	EUR	1,405	1,664,240
Credit Agricole SA/London,
Sr. Unsec’d. Notes, EMTN
1.875%	12/20/26	EUR	1,000	1,180,449
Orange SA,
Sr. Unsec’d. Notes, EMTN
1.875%	10/02/19	EUR	4,100	4,906,680
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN
0.375%	07/10/19	EUR	5,075	5,949,030
1.125%	09/30/19	EUR	5,825	6,892,752
3.000%	05/09/19	GBP	2,275	3,045,363
Societe Generale SA,
Sr. Unsec’d. Notes, MTN, 144A
2.500%	04/08/21		4,475	4,355,571

				65,127,818

Germany — 1.7%
BMW US Capital LLC,
Gtd. Notes, 144A
1.850%	09/15/21		2,350	2,240,915
2.000%	04/11/21		2,930	2,829,677
Commerzbank AG,
Sub. Notes, EMTN
4.000%	03/23/26	EUR	1,450	1,789,912
4.000%	03/30/27	EUR	1,075	1,318,486

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Germany (continued)
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.000%	07/06/21		4,725	$4,521,404
E.ON SE,
Sr. Unsec’d. Notes, EMTN
1.625%	05/22/29	EUR	2,225	2,599,699
innogy Finance BV,
Gtd. Notes, EMTN
1.875%	01/30/20	EUR	5,650	6,785,569
3.000%	01/17/24	EUR	1,700	2,224,304
Volkswagen International Finance NV,
Gtd. Notes
2.700%	12/31/50	EUR	4,800	5,465,310
Volkswagen Leasing GmbH,
Gtd. Notes, EMTN
2.625%	01/15/24	EUR	4,025	5,038,030

				34,813,306

Hong Kong — 0.1%
Hutchison Whampoa International 14 Ltd.
3.625%	10/31/24		2,525	2,484,191

Ireland — 0.1%
AIB Mortgage Bank,
Covered Bonds, EMTN
2.250%	03/26/21	EUR	750	933,528
Bank of Ireland Mortgage Bank,
Covered Bonds
1.750%	03/19/19	EUR	1,275	1,510,551

				2,444,079

Italy — 0.7%
FCA Bank SpA,
Gtd. Notes, EMTN
2.625%	04/17/19	EUR	11,500	13,694,899

Mexico — 0.2%
Petroleos Mexicanos,
Gtd. Notes
3.500%	01/30/23		780	738,403
Gtd. Notes, MTN
6.875%	08/04/26		2,205	2,317,455

				3,055,858

Netherlands — 1.5%
ABN AMRO Bank NV,
Sub. Notes
4.400%	03/27/28		7,000	6,862,807
ING Bank NV,
Sr. Unsec’d. Notes, EMTN
1.250%	12/13/19	EUR	4,900	5,836,694
Sub. Notes, EMTN
4.125%	11/21/23		3,800	3,809,120
ING Groep NV,
Sr. Unsec’d. Notes
3.150%	03/29/22		1,105	1,084,264
3.950%	03/29/27		1,070	1,044,294
Sr. Unsec’d. Notes, EMTN
1.125%	02/14/25	EUR	1,900	2,192,243

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Netherlands (continued)
Sub. Notes, EMTN
2.500%	02/15/29	EUR	3,200	$3,833,513
Shell International Finance BV,
Gtd. Notes, EMTN
1.625%	03/24/21	EUR	4,025	4,909,178

				29,572,113

Spain — 1.1%
Bankia SA,
Covered Bonds
1.000%	09/25/25	EUR	900	1,060,548
1.125%	08/05/22	EUR	1,300	1,569,869
CaixaBank SA,
Sr. Unsec’d. Notes, EMTN
1.125%	05/17/24	EUR	2,600	2,993,587
Sub. Notes, EMTN
3.500%	02/15/27	EUR	8,700	10,666,809
Telefonica Emisiones SAU,
Gtd. Notes, EMTN
0.318%	10/17/20	EUR	4,200	4,931,104
1.477%	09/14/21	EUR	1,000	1,212,332

				22,434,249

Sweden — 0.4%
Nordea Bank AB,
Sr. Unsec’d. Notes, MTN, 144A
2.250%	05/27/21		3,900	3,777,944
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.570%, 144A
2.903%(c)	09/13/19		3,250	3,264,734

				7,042,678

Switzerland — 0.5%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		1,550	1,524,094
Demeter Investments BV for Swiss Re Ltd.,
Sub. Notes
5.750%	08/15/50		1,475	1,461,253
UBS Group Funding Switzerland AG,
Gtd. Notes
1.500%	11/30/24	EUR	2,875	3,407,730
Gtd. Notes, 144A
4.125%	09/24/25		3,415	3,391,136

				9,784,213

United Kingdom — 2.6%
BAT Capital Corp.,
Gtd. Notes, 144A
2.764%	08/15/22		2,175	2,085,598
BAT International Finance PLC,
Gtd. Notes, 144A
2.750%	06/15/20		5,025	4,970,189
BP Capital Markets PLC,
Gtd. Notes
3.561%	11/01/21		1,425	1,438,889
Gtd. Notes, EMTN
2.517%	02/17/21	EUR	5,450	6,776,658
FCE Bank PLC,
Sr. Unsec’d. Notes, EMTN
1.875%	04/18/19	EUR	12,850	15,238,755

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United Kingdom (continued)
Imperial Brands Finance PLC,
Gtd. Notes
0.500%	07/27/21	EUR	1,925	$2,258,442
Gtd. Notes, 144A
3.500%	02/11/23		1,400	1,367,134
Gtd. Notes, EMTN
5.000%	12/02/19	EUR	1,875	2,344,342
RJ Reynolds Tobacco Co.,
Gtd. Notes
8.125%	06/23/19		8,225	8,621,449
Santander UK PLC,
Covered Bonds, EMTN
5.125%	04/14/21	GBP	825	1,202,644
Sr. Unsec’d. Notes
2.350%	09/10/19		3,900	3,869,844
Virgin Media Finance PLC,
Gtd. Notes, 144A
5.750%	01/15/25		225	210,938
Gtd. Notes, MTN
4.500%	01/15/25	EUR	1,000	1,177,961
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, MTN
5.125%	01/15/25	GBP	150	200,932

				51,763,775

United States — 18.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23		2,485	2,367,780
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	01/15/19		3,605	3,611,954
Altria Group, Inc.,
Gtd. Notes
9.700%	11/10/18		8,475	8,682,694
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
7.625%	10/01/18		5,050	5,112,426
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/21		1,340	1,379,003
6.600%	03/15/46		5	6,009
6.950%	06/15/19		835	864,020
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
3.500%	12/01/22		500	488,539
Aon PLC,
Gtd. Notes
4.750%	05/15/45		1,175	1,160,261
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40		250	245,981
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		1,800	1,687,931
3.600%	02/17/23		75	73,891
3.950%	01/15/25		925	904,676
4.250%	03/01/27		2,075	2,030,833

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (continued)
Bank of America Corp.,
Sr. Unsec’d. Notes
3.004%	12/20/23		2,155	$2,089,352
Sr. Unsec’d. Notes, EMTN
2.375%	06/19/24	EUR	1,275	1,600,752
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.180%
3.542%(c)	10/21/22		3,175	3,233,178
Sub. Notes, EMTN, 3 Month Euribor + 0.550%
0.229%(c)	09/14/18	EUR	1,125	1,314,094
Sub. Notes, MTN
4.000%	01/22/25		2,250	2,221,093
4.200%	08/26/24		2,275	2,286,874
4.450%	03/03/26		6,075	6,089,076
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.125%	03/16/27	EUR	1,900	2,202,820
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22		3,100	3,015,248
3.625%	01/15/24		1,605	1,553,653
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21		4,100	3,929,592
Chubb INA Holdings, Inc.,
Gtd. Notes
1.550%	03/15/28	EUR	850	984,610
2.300%	11/03/20		2,855	2,804,194
2.500%	03/15/38	EUR	1,355	1,592,403
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.750%	06/16/24		1,925	1,902,476
Sub. Notes
4.600%	03/09/26		2,650	2,646,194
Cleco Corporate Holdings LLC,
Sr. Sec’d. Notes
3.743%	05/01/26		1,550	1,462,028
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.450%	08/15/27		1,050	976,440
7.250%	11/15/23		2,575	2,945,712
Concho Resources, Inc.,
Gtd. Notes
4.375%	01/15/25		4,000	4,016,875
Constellation Brands, Inc.,
Gtd. Notes
2.700%	05/09/22		685	662,081
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		3,050	2,889,471
CVS Health Corp.,
Sr. Unsec’d. Notes
3.125%	03/09/20		1,955	1,952,475
3.350%	03/09/21		2,355	2,352,410
3.700%	03/09/23		900	895,436
4.100%	03/25/25		2,000	1,989,402
4.300%	03/25/28		1,225	1,208,351
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		1,393	1,502,594

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
5.850%	12/15/25	(a)	400	$440,356
Discovery Communications LLC,
Gtd. Notes
2.200%	09/20/19		1,870	1,849,521
2.950%	03/20/23	(a)	3,020	2,888,113
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/21		2,625	2,683,888
Energy Transfer LP,
Gtd. Notes
4.050%	03/15/25		3,000	2,898,644
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21		485	471,346
5.150%	12/01/20		2,000	2,067,073
Fifth Third Bank,
Sr. Unsec’d. Notes
2.250%	06/14/21		4,020	3,916,581
Sub. Notes
3.850%	03/15/26		1,525	1,499,900
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		9,220	9,603,368
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.850%	07/15/22		4,875	4,724,412
7.375%	11/15/31		2,925	3,790,961
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.551%	10/05/18		2,300	2,298,557
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
3.331%(c)	01/09/20		8,050	8,107,092
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18		145	145,275
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21		4,940	4,875,724
3.700%	11/24/20		5,400	5,429,399
Goldman Sachs Group, Inc (The),
Sr. Unsec’d. Notes
3.814%	04/23/29		2,025	1,926,054
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.350%	11/15/21	(a)	2,975	2,861,031
2.550%	10/23/19		9,968	9,906,930
2.625%	04/25/21		505	493,853
2.750%	09/15/20		2,480	2,450,428
4.017%	10/31/38		340	309,790
Sr. Unsec’d. Notes, MTN
2.905%	07/24/23		6,570	6,328,024
Sub. Notes
4.250%	10/21/25		1,060	1,044,459
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22		1,300	1,371,910
HCA, Inc.,
Sr. Sec’d. Notes
4.500%	02/15/27		3,610	3,397,913

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (continued)
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24			210	$238,274
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.300%	09/15/20			820	850,513
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23			1,350	1,437,559
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20			2,900	2,879,239
Marathon Oil Corp.,
Sr. Unsec’d. Notes
2.800%	11/01/22			2,050	1,965,610
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45			900	835,869
4.368%	09/15/23			2,150	2,227,804
Microsoft Corp.,
Sr. Unsec’d. Notes
1.550%	08/08/21	(a)		4,300	4,123,301
Molson Coors Brewing Co.,
Gtd. Notes
2.100%	07/15/21			1,785	1,711,687
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
1.000%	12/02/22		EUR	2,490	2,950,428
1.375%	10/27/26		EUR	2,905	3,332,454
1.750%	01/30/25		EUR	3,300	3,964,023
3.750%	02/25/23			2,850	2,853,231
7.300%	05/13/19			9,250	9,587,787
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26			1,695	1,576,732
Sub. Notes, MTN
3.950%	04/23/27			4,625	4,408,973
Mylan, Inc.,
Gtd. Notes, 144A
5.200%	04/15/48			2,715	2,610,597
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
1.125%	03/01/25		EUR	1,370	1,609,260
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23			2,075	1,970,531
3.375%	02/01/22			1,625	1,601,681
4.250%	01/17/23			2,750	2,796,184
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22			2,922	2,955,401
PNC Bank NA,
Sr. Unsec’d. Notes, MTN
2.600%	07/21/20			2,000	1,975,845
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22			1,375	1,366,833
Sub. Notes
3.900%	04/29/24			1,555	1,557,720

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (continued)
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22		900	$892,219
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.400%	01/18/23		3,745	3,615,853
SCANA Corp.,
Sr. Unsec’d. Notes, MTN
6.250%	04/01/20		5,000	5,149,139
Southern Co. (The),
Sr. Unsec’d. Notes
2.150%	09/01/19		6,050	5,997,191
Southern Power Co.,
Sr. Unsec’d. Notes
1.950%	12/15/19		5,231	5,142,319
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.900%	07/15/26		3,750	3,510,219
4.400%	04/01/21		3,805	3,865,880
5.300%	04/01/44	(a)	800	725,151
5.950%	12/01/25		1,375	1,464,735
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20		7,021	7,167,581
6.550%	05/01/37		675	716,082
6.750%	07/01/18		9,200	9,200,000
8.250%	04/01/19		3,725	3,863,710
8.750%	02/14/19		3,500	3,616,785
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	03/15/23		5,575	6,487,507
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, GMTN
1.900%	04/08/21		4,415	4,276,973
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20		3,850	3,827,008
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24		1,925	1,910,077
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/21		3,350	3,364,898
4.272%	01/15/36		1,525	1,406,811
5.500%	03/16/47	(a)	900	943,075
Viacom, Inc.,
Sr. Unsec’d. Notes
3.450%	10/04/26		3,445	3,146,144
3.875%	12/15/21		4,925	4,915,897
4.250%	09/01/23		8,905	8,854,163
4.375%	03/15/43		808	677,951
5.250%	04/01/44		363	340,924
Visa, Inc.,
Sr. Unsec’d. Notes
2.800%	12/14/22		3,075	3,018,484
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	10/23/26		345	318,551

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (continued)
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	(a)		4,075	$3,936,794
3.550%	09/29/25			4,450	4,313,718
4.600%	04/01/21			1,350	1,393,938
Sub. Notes, GMTN
4.300%	07/22/27			1,425	1,404,318
Sub. Notes, MTN
4.100%	06/03/26			4,090	4,007,796
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
1.750%	05/24/19			3,900	3,865,061
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.930%(c)	05/24/19			3,900	3,917,015
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22			2,300	2,247,771
3.600%	03/15/22			1,340	1,333,451
4.500%	11/15/23			10	10,152

					366,948,361

TOTAL CORPORATE BONDS (cost $651,245,075)					641,978,283

MUNICIPAL BONDS — 0.5%
California — 0.3%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs
6.398%	05/15/31			925	1,117,160
6.548%	05/15/48			2,900	3,899,833
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39			475	672,980

					5,689,973

New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40			2,175	3,163,168

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
7.336%	11/15/39			835	1,220,895

TOTAL MUNICIPAL BONDS (cost $9,903,975)					10,074,036

SOVEREIGN BONDS — 40.9%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22			12,910	12,361,325
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
3.000%	03/21/47		AUD	36,795	26,682,624
5.750%	05/15/21		AUD	14,460	11,792,520
Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
2.100%	09/20/2117		EUR	200	262,784
3.650%	04/20/22		EUR	4,410	5,938,758
4.150%	03/15/37		EUR	2,355	4,172,281

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Bundesobligation (Germany),
Bonds
— %(p)	10/07/22	EUR	4,905	$5,824,034
Bundesrepublik Deutschland (Germany),
0.500%	02/15/28	EUR	8,170	9,713,705
4.250%	07/04/39	EUR	1,935	3,762,285
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
2.500%	08/15/46	EUR	380	609,344
Canadian Government Bond (Canada),
5.000%	06/01/37	CAD	1,250	1,358,622
Bonds
3.500%	12/01/45	CAD	3,500	3,362,492
4.000%	06/01/41	CAD	4,275	4,283,292
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		1,975	1,909,825
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.750%	11/05/19		9,325	9,717,694
Czech Republic Government Bond (Czech Republic),
Bonds
3.850%	09/29/21	CZK	30,900	1,505,280
Denmark Government Bond (Denmark),
Bonds
1.500%	11/15/23	DKK	960	163,977
1.750%	11/15/25	DKK	21,780	3,835,666
4.500%	11/15/39	DKK	3,730	1,012,832
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
1.500%	04/15/23	EUR	2,625	3,315,487
Unsec’d. Notes, 144A
0.500%	09/15/27	EUR	1,400	1,637,603
French Republic Government Bond OAT (France),
Bonds
— %(p)	05/25/20	EUR	11,175	13,191,214
— %(p)	05/25/21	EUR	6,260	7,406,839
— %(p)	03/25/23	EUR	11,660	13,721,412
3.250%	05/25/45	EUR	5,795	9,498,600
4.750%	04/25/35	EUR	2,665	4,898,937
Bonds, 144A
1.250%	05/25/36	EUR	795	940,858
1.750%	06/25/39	EUR	1,840	2,330,655
Ireland Government Bond (Ireland),
Bonds
2.000%	02/18/45	EUR	730	923,695
4.500%	10/18/18	EUR	1,000	1,183,777
Unsec’d. Notes
0.800%	03/15/22	EUR	3,415	4,139,986
1.000%	05/15/26	EUR	60	72,682
Israel Government Bond (Israel),
Bonds
4.250%	03/31/23	ILS	3,350	1,045,613
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
0.700%	05/01/20	EUR	10,580	12,347,258

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
0.950%	03/01/23	EUR	7,785	$8,775,574
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
2.050%	08/01/27	EUR	6,280	6,994,854
2.500%	12/01/24	EUR	6,715	8,000,190
Unsec’d. Notes
4.000%	02/01/37	EUR	1,420	1,865,367
5.000%	09/01/40	EUR	2,415	3,514,189
Italy Buoni Poliennali Del Tesoro (Italy),
Unsec’d. Notes, 144A
2.250%	09/01/36	EUR	1,220	1,273,441
Italy Buoni Poliennali del Tesoro (Italy),
Unsec’d. Notes, 144A
3.250%	09/01/46	EUR	295	339,884
Italy Buoni Poliennali Del Tesoro (Italy),
Unsec’d. Notes, 144A
3.450%	03/01/48	EUR	1,110	1,301,658
Italy Buoni Poliennali del Tesoro (Italy),
Unsec’d. Notes, 144A
4.750%	09/01/44	EUR	1,470	2,101,888
Japan Government Five Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	12/20/19	JPY	4,819,800	43,675,751
0.100%	06/20/20	JPY	1,557,800	14,131,848
Japan Government Forty Year Bond (Japan),
Sr. Unsec’d. Notes
0.400%	03/20/56	JPY	84,100	652,594
1.900%	03/20/53	JPY	95,900	1,155,036
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	06/20/26	JPY	3,783,850	34,536,709
0.100%	03/20/27	JPY	2,135,600	19,463,926
0.300%	12/20/24	JPY	9,505,500	87,925,553
0.800%	09/20/23	JPY	1,101,200	10,413,434
1.100%	03/20/21	JPY	1,164,200	10,865,236
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
0.300%	06/20/46	JPY	1,505,400	12,258,034
0.800%	09/20/47	JPY	395,100	3,655,697
1.800%	03/20/43	JPY	2,414,500	27,652,202
2.300%	03/20/39	JPY	243,400	2,961,471
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
0.200%	06/20/36	JPY	608,900	5,295,447
0.700%	03/20/37	JPY	1,427,850	13,466,013
1.700%	06/20/33	JPY	2,830,300	30,904,376
2.100%	03/20/27	JPY	723,850	7,737,215
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes
3.750%	06/22/45	EUR	1,375	2,395,391
Sr. Unsec’d. Notes, 144A
1.900%	06/22/38	EUR	690	882,663
Unsec’d. Notes
3.000%	09/28/19	EUR	2,030	2,474,945
Unsec’d. Notes, 144A
0.800%	06/22/25	EUR	6,375	7,736,143
5.000%	03/28/35	EUR	1,920	3,551,432

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Korea Treasury Bond (South Korea),
Sr. Unsec’d. Notes
1.750%	06/10/20	KRW	5,493,760	$4,902,736
2.125%	03/10/47	KRW	980,830	804,101
2.375%	03/10/23	KRW	4,791,340	4,302,112
2.375%	12/10/27	KRW	1,751,810	1,547,309
2.625%	03/10/48	KRW	1,472,320	1,340,674
2.750%	12/10/44	KRW	1,299,710	1,206,425
4.000%	12/10/31	KRW	3,209,160	3,343,326
4.250%	06/10/21	KRW	7,311,090	6,947,812
Mexican Bonos (Mexico),
Bonds
7.500%	06/03/27	MXN	153,465	7,680,572
10.000%	12/05/24	MXN	64,919	3,670,748
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		3,950	3,961,850
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26		4,725	4,687,200
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.750%	07/15/27	EUR	3,460	4,182,313
3.750%	01/15/42	EUR	1,210	2,266,032
4.000%	01/15/37	EUR	970	1,760,094
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
4.500%	04/15/27	NZD	1,855	1,436,904
5.000%	03/15/19	NZD	4,745	3,286,476
Norway Government Bond (Norway),
Bonds, 144A
1.750%	02/17/27	NOK	32,860	4,050,757
4.500%	05/22/19	NOK	38,125	4,836,293
Poland Government Bond (Poland),
Bonds
2.500%	07/25/26	PLN	15,660	3,997,310
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes, MTN
1.500%	01/19/26	EUR	4,250	5,141,968
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.200%	10/17/22	EUR	3,370	4,242,065
4.125%	04/14/27	EUR	1,755	2,467,010
Province of Alberta Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	2,500	1,900,962
Province of British Columbia (Canada),
Debs.
4.700%	06/18/37	CAD	1,000	959,989
Province of Ontario (Canada),
3.450%	06/02/45	CAD	3,490	2,865,429
Sr. Unsec’d. Notes
2.500%	04/27/26		2,050	1,945,855
Unsec’d. Notes
3.500%	06/02/24	CAD	5,665	4,514,160
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27		1,975	1,900,548
Unsec’d. Notes
3.000%	09/01/23	CAD	9,360	7,274,977

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
3.500%	12/01/45	CAD	1,795	$1,495,094
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.250%	06/02/26		2,000	1,882,364
Romanian Government International Bond (Romania),
Unsec’d. Notes, MTN
2.875%	05/26/28	EUR	1,750	2,083,307
Russian Federal Bond (Russia),
Bonds
8.150%	02/03/27	RUB	85,550	1,414,680
Singapore Government Bond (Singapore),
Sr. Unsec’d. Notes
3.500%	03/01/27	SGD	3,760	2,979,024
Slovakia Government Bond (Slovakia),
Sr. Unsec’d. Notes
3.375%	11/15/24	EUR	45	62,536
Slovenia Government Bond (Slovenia),
Bonds
3.125%	08/07/45	EUR	405	606,843
Spain Government Bond (Spain),
Bonds
0.400%	04/30/22	EUR	9,021	10,652,104
0.450%	10/31/22	EUR	3,240	3,820,325
Sr. Unsec’d. Notes, 144A
1.450%	10/31/27	EUR	12,970	15,398,117
2.700%	10/31/48	EUR	280	339,651
2.900%	10/31/46	EUR	2,247	2,861,484
4.900%	07/30/40	EUR	2,385	4,094,810
Sweden Government Bond (Sweden),
Bonds
1.000%	11/12/26	SEK	32,215	3,799,944
3.500%	06/01/22	SEK	15,580	1,999,799
5.000%	12/01/20	SEK	7,165	908,132
Swiss Confederation Government Bond (Switzerland),
Bonds
3.500%	04/08/33	CHF	1,317	1,962,135
Switzerland Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	880	1,097,890
2.000%	05/25/22	CHF	3,380	3,759,196
3.250%	06/27/27	CHF	2,585	3,410,905
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
3.650%	12/17/21	THB	92,625	2,957,760
4.675%	06/29/44	THB	53,275	1,916,039
United Kingdom Gilt (United Kingdom),
Bonds
0.750%	07/22/23	GBP	7,050	9,175,281
1.500%	07/22/47	GBP	14,115	17,607,648
2.000%	07/22/20	GBP	11,650	15,773,917
2.500%	07/22/65	GBP	1,010	1,741,082
3.500%	01/22/45	GBP	3,905	7,045,821
3.750%	09/07/21	GBP	6,000	8,655,316
4.250%	06/07/32	GBP	2,230	3,927,333
4.250%	03/07/36	GBP	945	1,738,976
4.250%	12/07/40	GBP	2,345	4,536,757
4.250%	12/07/46	GBP	6,020	12,381,439

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
4.750%	12/07/38	GBP	2,365	$4,758,216

TOTAL SOVEREIGN BONDS (cost $809,719,167)				823,150,049

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.6%
Federal Home Loan Mortgage Corp.
2.500%	06/01/30		664	645,870
2.500%	07/01/30		298	289,832
2.500%	09/01/30		273	265,819
3.000%	06/01/30		205	203,970
3.000%	07/01/30		151	150,503
3.000%	07/01/30		138	137,848
3.000%	07/01/35		141	138,917
3.000%	09/01/35		748	737,219
3.000%	01/01/37		443	437,113
3.000%	02/01/37		624	614,416
3.000%	05/01/45		561	546,552
3.000%	08/01/46		2,420	2,345,912
3.000%	09/01/46		4,093	3,968,252
3.000%	12/01/46		268	260,082
3.000%	02/01/47		2,743	2,658,187
3.000%	01/01/48		1,800	1,743,431
3.500%	01/01/26		62	62,411
3.500%	05/01/30		115	116,242
3.500%	06/01/30		25	24,991
3.500%	10/01/30		195	197,467
3.500%	07/01/35		158	160,102
3.500%	08/01/42		703	704,921
3.500%	01/01/44		772	774,058
3.500%	07/01/45		885	883,738
3.500%	09/01/47		6,676	6,646,281
3.500%	10/01/47		3,442	3,426,764
3.500%	11/01/47		9,726	9,681,076
4.000%	06/01/42		458	470,540
4.000%	09/01/44		866	886,420
4.000%	04/01/45		315	322,740
4.000%	05/01/45		542	554,915
4.000%	02/01/46		3,292	3,368,688
4.000%	05/01/46		998	1,018,417
4.000%	01/01/47		843	865,126
4.500%	12/01/34		188	196,565
4.500%	09/01/40		172	181,140
4.500%	03/01/41		913	960,061
4.500%	07/01/41		296	311,640
4.500%	03/01/44		345	361,061
4.500%	07/01/45		108	112,009
4.500%	12/01/45		2,213	2,311,532
5.000%	05/01/38		990	1,055,731
5.000%	12/01/38		79	83,835
5.000%	11/01/41		103	110,439
5.000%	02/01/42		1,093	1,166,993
5.500%	08/01/40		60	65,354
5.500%	06/01/41		319	345,305
6.000%	11/01/37		13	13,987
Federal National Mortgage Assoc.
2.000%	04/01/30		79	75,018
2.000%	07/01/30		294	278,304
2.000%	08/01/30		87	82,178

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	04/01/31	284	$269,290
2.500%	05/01/30	441	430,221
2.500%	05/01/30	82	79,621
2.500%	06/01/30	174	170,006
2.500%	07/01/30	469	457,668
2.500%	07/01/30	411	401,531
2.500%	07/01/30	410	400,465
2.500%	08/01/30	217	211,461
2.500%	07/01/31	856	833,380
2.500%	04/01/37	3,844	3,658,868
2.500%	04/01/43	54	50,668
2.500%	09/01/43	120	113,007
2.500%	04/01/45	65	60,618
2.500%	09/01/46	92	85,845
3.000%	06/01/30	616	614,435
3.000%	07/01/30	665	663,645
3.000%	07/01/30	413	411,827
3.000%	07/01/30	86	85,863
3.000%	09/01/30	429	428,204
3.000%	11/01/30	220	219,908
3.000%	03/01/31	724	719,923
3.000%	02/01/32	2,125	2,113,343
3.000%	03/01/35	244	243,179
3.000%	09/01/35	427	421,895
3.000%	09/01/35	121	119,427
3.000%	03/01/36	214	211,422
3.000%	02/01/37	358	352,386
3.000%	06/01/45	1,325	1,294,576
3.000%	07/01/45	514	500,228
3.000%	08/01/45	1,549	1,506,034
3.000%	01/01/46	250	242,882
3.000%	10/01/46	991	961,337
3.000%	10/01/46	794	769,941
3.000%	11/01/46	2,731	2,649,973
3.000%	12/01/46	4,180	4,055,665
3.000%	12/01/46	1,121	1,087,782
3.000%	02/01/47	6,040	5,860,001
3.000%	11/01/47	971	942,165
3.000%	12/01/47	977	947,676
3.500%	11/01/25	143	144,687
3.500%	11/01/26	716	724,759
3.500%	09/01/29	106	107,540
3.500%	12/01/29	270	274,160
3.500%	04/01/30	146	147,599
3.500%	05/01/30	237	240,496
3.500%	10/01/30	445	452,426
3.500%	01/01/35	83	84,214
3.500%	08/01/35	54	54,324
3.500%	02/01/36	1,109	1,122,194
3.500%	02/01/37	347	350,162
3.500%	06/01/43	1,602	1,608,187
3.500%	08/01/47	793	790,614
3.500%	09/01/47	4,888	4,875,362
3.500%	10/01/47	2,757	2,750,150
3.500%	12/01/47	3,092	3,078,769
3.500%	01/01/48	2,934	2,921,992
3.500%	04/01/48	2,764	2,754,851
3.500%	05/01/48	1,488	1,482,299

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	04/01/25	92	$94,753
4.000%	04/01/26	57	58,463
4.000%	05/01/27	59	60,191
4.000%	04/01/29	420	430,803
4.000%	05/01/32	32	33,617
4.000%	04/01/35	520	532,176
4.000%	03/01/41	1,066	1,095,364
4.000%	11/01/42	1,078	1,106,898
4.000%	06/01/44	418	427,025
4.000%	03/01/45	339	345,795
4.000%	01/01/46	1,166	1,189,278
4.000%	03/01/46	2,066	2,107,508
4.000%	06/01/46	90	91,595
4.000%	10/01/47	4,967	5,070,960
4.000%	11/01/47	1,485	1,523,037
4.000%	12/01/47	3,875	3,959,699
4.000%	01/01/48	2,438	2,490,051
4.500%	04/01/25	52	53,483
4.500%	01/01/34	25	26,468
4.500%	11/01/39	111	117,070
4.500%	03/01/40	77	81,533
4.500%	08/01/40	440	462,884
4.500%	02/01/41	347	364,769
4.500%	06/01/41	1,070	1,126,061
4.500%	09/01/41	181	190,438
4.500%	01/01/42	558	585,324
4.500%	01/01/43	542	570,262
4.500%	03/01/44	288	301,523
4.500%	06/01/44	90	95,097
4.500%	01/01/45	132	138,259
5.000%	07/01/28	14	14,386
5.000%	12/01/35	75	80,010
5.000%	05/01/38	499	530,402
5.000%	10/01/41	381	408,649
5.500%	05/01/37	49	52,929
5.500%	07/01/38	247	267,011
5.500%	05/01/39	337	363,658
5.500%	05/01/40	303	326,235
5.500%	07/01/41	411	444,198
5.500%	09/01/41	321	347,480
5.500%	02/01/42	1,448	1,557,244
6.000%	02/01/36	152	167,324
6.000%	11/01/38	171	187,972
6.000%	09/01/39	405	446,551
6.000%	06/01/40	224	246,464
6.000%	05/01/41	117	128,827
Government National Mortgage Assoc.
2.500%	01/20/47	491	465,745
3.000%	11/20/43	1,672	1,651,515
3.000%	01/15/45	328	321,308
3.000%	01/15/45	177	173,086
3.000%	03/15/45	352	344,272
3.000%	07/15/45	33	32,451
3.000%	01/20/47	3,303	3,238,312
3.000%	03/20/47	1,388	1,361,421
3.000%	06/20/47	5,290	5,183,960
3.000%	08/20/47	3,039	2,976,947
3.500%	07/15/42	110	111,446

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	04/15/45		428	$429,394
3.500%	07/20/47		12,819	12,880,106
3.500%	08/20/47		3,206	3,221,148
3.500%	09/20/47		668	671,225
3.500%	11/20/47		3,262	3,277,934
3.500%	12/20/47		489	491,623
4.000%	01/15/41		118	121,620
4.000%	03/15/44		540	556,405
4.000%	05/15/45		238	244,502
4.000%	01/20/46		1,014	1,047,504
4.000%	02/20/46		353	363,914
4.000%	03/20/46		1,605	1,653,958
4.000%	07/20/47		4,070	4,189,481
4.500%	04/15/40		129	136,327
4.500%	10/15/41		327	346,374
4.500%	07/20/44		1,101	1,160,162
4.500%	04/20/45		1,395	1,469,329
5.000%	06/15/38		171	181,955
5.000%	01/15/39		118	125,376
5.000%	06/15/39		240	255,943
5.000%	12/15/39		199	212,222
5.000%	10/20/42		85	91,042
5.000%	03/15/44		934	986,482
5.500%	03/15/37		34	37,098

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $197,792,433)				191,942,434

U.S. TREASURY OBLIGATIONS — 9.2%
U.S. Treasury Notes
1.375%	04/30/20	(a)(h)	123,825	121,290,457
2.000%	11/15/26		39,550	37,064,221
2.750%	02/28/25		3	2,989
U.S. Treasury Strips Principal, PO
2.855%(s)	11/15/45	(k)(h)	26,425	11,745,029
2.981%(s)	08/15/45	(k)	30,875	13,815,551

TOTAL U.S. TREASURY OBLIGATIONS (cost $184,295,488)				183,918,247

TOTAL LONG-TERM INVESTMENTS (cost $1,965,139,772)				1,962,303,822

			Shares
SHORT-TERM INVESTMENTS — 6.2%
UNAFFILIATED FUND — 4.9%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio (cost $98,036,821)			98,036,821	98,036,821

AFFILIATED MUTUAL FUND — 1.3%
PGIM Institutional Money Market Fund (cost 26,476,050; includes $26,429,049 of cash collateral for securities on loan)(b)(w)			26,475,029	26,477,677

Value
OPTION PURCHASED~* — 0.0%
(cost $108,276)	$5,202

TOTAL SHORT-TERM INVESTMENTS (cost $124,621,147)	124,519,700

TOTAL INVESTMENTS — 103.8% (cost $2,089,760,919)	2,086,823,522
Liabilities in excess of other assets(z) — (3.8)%	(75,560,201)

NET ASSETS — 100.0%	$2,011,263,321

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,853,215; cash collateral of $26,429,049 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(p)	Interest rate not available as of June 30, 2018.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Options Purchased:

OTC Swaption:

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#	Value
2- Year x 20- Year Interest Rate Swap 11/26/38 (cost $108,276)	Put	JPMorgan Chase	11/21/18	0.93%	6 Month JPY LIBOR	(S)	0.93%	JPY 480,400	$5,202

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,006	90 Day Euro Dollar	Mar. 2019	$244,558,600	$(30,475)
1,579	3 Year AustralianTreasury Bonds	Sep. 2018	351,966,188	260,966
4975	Year Euro-Bobl	Sep. 2018	76,711,109	275,278
568	10 Year Australian Treasury Bonds	Sep. 2018	414,735,184	300,362
310	10 Year Canadian Government Bonds	Sep. 2018	32,236,793	404,853
96	10 Year Euro-Bund.	Sep. 2018	18,223,307	51,466
352	10 Year U.S. Treasury Notes	Sep. 2018	42,306,000	(20,728)
154	10 Year U.S. Ultra Treasury Notes	Sep. 2018	19,748,094	97,844
90	30 Year Euro Buxl	Sep. 2018	18,676,647	340,412
1,034	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	164,987,625	2,911,579
148	Euro Schatz. DUA Index	Sep. 2018	19,372,167	16,419
131	Euro-OAT	Sep. 2018	23,641,835	412,390

				5,020,366

Short Positions:
1,009	90 Day Euro Dollar	Mar. 2020	244,732,950	162,888
357	2 Year U.S.Treasury Notes	Sep. 2018	75,622,641	(13,864)
3,634	5 Year U.S.Treasury Notes	Sep. 2018	412,884,861	(561,142)
413	10 Year U.K. Gilt	Sep. 2018	67,074,619	(220,073)
33	20 Year U.S. Treasury Bonds	Sep. 2018	4,785,000	(100,406)
1,093	Euro Currency	Sep. 2018	160,349,931	1,919,581
11	Euro-BTP Italian Government Bond	Sep. 2018	1,634,502	(41,194)

				1,145,790

				$6,166,156

Cash and foreign currency of $32,042 and securities with a combined market value of $12,322,724 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/05/18	Bank of America	AUD	54,003	$39,674,418	$39,965,809	$291,391	$—
Expiring 07/05/18	Bank of America	AUD	17,763	13,606,796	13,145,801	—	(460,995)
Expiring 07/05/18	Bank of America	AUD	810	611,294	599,454	—	(11,840)
Expiring 07/05/18	Citigroup Global Markets	AUD	54,003	39,701,041	39,965,809	264,768	—
Expiring 07/05/18	Citigroup Global Markets	AUD	5,437	3,994,113	4,023,742	29,629	—
Expiring 07/05/18	Citigroup Global Markets	AUD	1,322	1,000,890	978,368	—	(22,522)
Expiring 07/05/18	Citigroup Global Markets	AUD	992	745,837	734,146	—	(11,691)
Expiring 07/05/18	Citigroup Global Markets	AUD	992	748,128	734,146	—	(13,982)
Expiring 07/05/18	Citigroup Global Markets	AUD	991	730,357	733,406	3,049	—

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Australian Dollar (continued),
Expiring 07/05/18	Citigroup Global Markets	AUD	605	$446,871	$447,740	$869	$—
Expiring 07/05/18	Deutsche Bank AG	AUD	1,880	1,401,625	1,391,325	—	(10,300)
Expiring 07/05/18	JPMorgan Chase	AUD	1,870	1,435,350	1,383,924	—	(51,426)
Expiring 07/05/18	JPMorgan Chase	AUD	1,306	966,642	966,526	—	(116)
Expiring 07/05/18	JPMorgan Chase	AUD	998	753,643	738,587	—	(15,056)
Expiring 07/05/18	JPMorgan Chase	AUD	998	757,606	738,587	—	(19,019)
Expiring 07/05/18	JPMorgan Chase	AUD	998	759,045	738,586	—	(20,459)
Expiring 07/05/18	JPMorgan Chase	AUD	998	763,080	738,587	—	(24,493)
Expiring 07/05/18	JPMorgan Chase	AUD	998	763,873	738,586	—	(25,287)
Expiring 07/05/18	JPMorgan Chase	AUD	992	741,783	734,146	—	(7,637)
Expiring 07/05/18	JPMorgan Chase	AUD	991	736,668	733,406	—	(3,262)
Expiring 07/05/18	JPMorgan Chase	AUD	986	749,468	729,705	—	(19,763)
Expiring 07/05/18	JPMorgan Chase	AUD	833	614,937	616,475	1,538	—
Expiring 07/05/18	JPMorgan Chase	AUD	545	404,829	403,337	—	(1,492)
Expiring 07/05/18	JPMorgan Chase	AUD	524	386,568	387,794	1,226	—
Expiring 07/05/18	JPMorgan Chase	AUD	522	385,933	386,314	381	—
Expiring 07/05/18	JPMorgan Chase	AUD	403	299,017	298,247	—	(770)
Expiring 07/05/18	JPMorgan Chase	AUD	308	227,269	227,941	672	—
Expiring 08/03/18	Citigroup Global Markets	AUD	13,138	9,659,370	9,723,993	64,623	—
Brazilian Real,
Expiring 07/03/18	Bank of America	BRL	1,075	278,801	277,230	—	(1,571)
Expiring 07/03/18	Deutsche Bank AG	BRL	6,045	1,615,230	1,558,933	—	(56,297)
Expiring 07/03/18	JPMorgan Chase	BRL	1,945	504,436	501,594	—	(2,842)
British Pound,
Expiring 07/05/18	Bank of America	GBP	5,550	7,380,723	7,326,665	—	(54,058)
Expiring 07/05/18	Bank of America	GBP	3,696	4,916,231	4,879,163	—	(37,068)
Expiring 07/05/18	Citigroup Global Markets	GBP	145,845	191,079,323	192,532,875	1,453,552	—
Expiring 07/05/18	Citigroup Global Markets	GBP	70,645	92,510,469	93,259,864	749,395	—
Expiring 07/05/18	Citigroup Global Markets	GBP	32,641	43,741,686	43,090,030	—	(651,656)
Expiring 07/05/18	Citigroup Global Markets	GBP	18,503	24,563,547	24,426,177	—	(137,370)
Expiring 07/05/18	Citigroup Global Markets	GBP	746	985,252	984,810	—	(442)
Expiring 07/05/18	Citigroup Global Markets	GBP	552	733,548	728,706	—	(4,842)
Expiring 07/05/18	Deutsche Bank AG	GBP	1,307	1,711,514	1,725,397	13,883	—
Expiring 07/05/18	JPMorgan Chase	GBP	48,094	64,022,249	63,489,842	—	(532,407)
Expiring 07/05/18	JPMorgan Chase	GBP	11,060	14,759,570	14,600,525	—	(159,045)
Expiring 07/05/18	JPMorgan Chase	GBP	9,246	12,240,050	12,205,828	—	(34,222)
Expiring 07/05/18	JPMorgan Chase	GBP	1,289	1,718,776	1,701,635	—	(17,141)
Expiring 07/05/18	JPMorgan Chase	GBP	746	976,916	984,809	7,893	—
Expiring 07/05/18	JPMorgan Chase	GBP	742	971,816	979,529	7,713	—
Expiring 07/05/18	JPMorgan Chase	GBP	567	762,470	748,508	—	(13,962)
Expiring 07/05/18	JPMorgan Chase	GBP	560	733,714	739,267	5,553	—
Expiring 07/05/18	JPMorgan Chase	GBP	557	727,539	735,307	7,768	—
Expiring 07/05/18	JPMorgan Chase	GBP	557	728,137	735,307	7,170	—
Expiring 07/05/18	JPMorgan Chase	GBP	552	733,505	728,706	—	(4,799)
Expiring 07/05/18	JPMorgan Chase	GBP	552	735,084	728,706	—	(6,378)
Expiring 07/05/18	JPMorgan Chase	GBP	552	735,228	728,706	—	(6,522)
Expiring 07/05/18	JPMorgan Chase	GBP	552	735,745	728,706	—	(7,039)
Expiring 07/05/18	JPMorgan Chase	GBP	552	736,682	728,706	—	(7,976)
Expiring 07/05/18	JPMorgan Chase	GBP	552	738,871	728,706	—	(10,165)
Expiring 07/05/18	JPMorgan Chase	GBP	552	739,125	728,706	—	(10,419)
Expiring 07/05/18	JPMorgan Chase	GBP	552	740,411	728,706	—	(11,705)
Expiring 07/05/18	JPMorgan Chase	GBP	552	741,196	728,706	—	(12,490)

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
British Pound (continued),
Expiring 08/03/18	Citigroup Global Markets	GBP	70,645	$92,680,357	$93,385,980	$705,623	$—
Expiring 08/03/18	Citigroup Global Markets	GBP	7,021	9,238,091	9,281,095	43,004	—
Expiring 08/03/18	JPMorgan Chase	GBP	1,028	1,346,007	1,358,919	12,912	—
Canadian Dollar,
Expiring 07/05/18	Bank of America	CAD	3,045	2,296,236	2,316,454	20,218	—
Expiring 07/05/18	Bank of America	CAD	1,300	975,687	988,962	13,275	—
Expiring 07/05/18	Citigroup Global Markets	CAD	1,673	1,261,684	1,272,719	11,035	—
Expiring 07/05/18	Citigroup Global Markets	CAD	965	726,939	734,114	7,175	—
Expiring 07/05/18	Citigroup Global Markets	CAD	957	732,403	728,028	—	(4,375)
Expiring 07/05/18	Citigroup Global Markets	CAD	957	734,910	728,028	—	(6,882)
Expiring 07/05/18	Deutsche Bank AG	CAD	780	592,246	593,377	1,131	—
Expiring 07/05/18	JPMorgan Chase	CAD	40,528	30,577,708	30,831,284	253,576	—
Expiring 07/05/18	JPMorgan Chase	CAD	7,174	5,563,103	5,457,552	—	(105,551)
Expiring 07/05/18	JPMorgan Chase	CAD	2,274	1,758,702	1,729,923	—	(28,779)
Expiring 07/05/18	JPMorgan Chase	CAD	2,254	1,734,419	1,714,709	—	(19,710)
Expiring 07/05/18	JPMorgan Chase	CAD	1,372	1,034,625	1,043,735	9,110	—
Expiring 07/05/18	JPMorgan Chase	CAD	1,277	986,053	971,465	—	(14,588)
Expiring 07/05/18	JPMorgan Chase	CAD	973	737,203	740,200	2,997	—
Expiring 07/05/18	JPMorgan Chase	CAD	966	745,274	734,875	—	(10,399)
Expiring 07/05/18	JPMorgan Chase	CAD	957	736,492	728,028	—	(8,464)
Expiring 07/05/18	JPMorgan Chase	CAD	957	738,396	728,028	—	(10,368)
Expiring 08/03/18	Bank of America	CAD	2,080	1,569,349	1,583,158	13,809	—
Expiring 08/03/18	JPMorgan Chase	CAD	2,080	1,570,140	1,583,159	13,019	—
Chilean Peso,
Expiring 07/05/18	Bank of America	CLP	472,500	748,100	723,160	—	(24,940)
Expiring 07/05/18	Citigroup Global Markets	CLP	566,200	897,875	866,568	—	(31,307)
Expiring 07/05/18	Citigroup Global Markets	CLP	514,300	813,611	787,135	—	(26,476)
Expiring 07/05/18	Deutsche Bank AG	CLP	284,700	450,831	435,732	—	(15,099)
Expiring 08/03/18	Citigroup Global Markets	CLP	488,700	749,988	748,008	—	(1,980)
Chinese Renminbi,
Expiring 09/19/18	Citigroup Global Markets	CNH	47,862	7,454,218	7,191,672	—	(262,546)
Expiring 09/19/18	Deutsche Bank AG	CNH	3,884	604,940	583,604	—	(21,336)
Colombian Peso,
Expiring 07/05/18	Citigroup Global Markets	COP	2,132,200	724,368	727,257	2,889	—
Expiring 07/05/18	Citigroup Global Markets	COP	1,540,000	527,397	525,267	—	(2,130)
Czech Koruna,
Expiring 07/03/18	Bank of America	CZK	37,992	1,693,216	1,709,246	16,030	—
Expiring 07/03/18	Bank of America	CZK	9,240	422,437	415,705	—	(6,732)
Expiring 08/03/18	Bank of America	CZK	2,310	103,083	104,080	997	—
Danish Krone,
Expiring 07/05/18	Citigroup Global Markets	DKK	31,678	4,927,884	4,967,590	39,706	—
Euro,
Expiring 07/05/18	Bank of America	EUR	337,426	390,770,694	394,223,333	3,452,639	—
Expiring 07/05/18	Bank of America	EUR	43,259	50,820,197	50,540,585	—	(279,612)
Expiring 07/05/18	Citigroup Global Markets	EUR	14,821	17,312,503	17,315,749	3,246	—
Expiring 07/05/18	Citigroup Global Markets	EUR	4,268	4,967,465	4,986,412	18,947	—
Expiring 07/05/18	Citigroup Global Markets	EUR	4,268	4,975,148	4,986,413	11,265	—
Expiring 07/05/18	Citigroup Global Markets	EUR	4,194	4,860,368	4,899,956	39,588	—
Expiring 07/05/18	Citigroup Global Markets	EUR	2,142	2,527,025	2,502,553	—	(24,472)
Expiring 07/05/18	Citigroup Global Markets	EUR	2,142	2,534,397	2,502,553	—	(31,844)
Expiring 07/05/18	Citigroup Global Markets	EUR	2,142	2,537,987	2,502,553	—	(35,434)
Expiring 07/05/18	Citigroup Global Markets	EUR	2,142	2,538,803	2,502,553	—	(36,250)

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 07/05/18	Citigroup Global Markets	EUR	1,763	$2,086,089	$2,059,758	$—	$(26,331)
Expiring 07/05/18	Citigroup Global Markets	EUR	835	986,656	975,552	—	(11,104)
Expiring 07/05/18	JPMorgan Chase	EUR	337,426	391,081,797	394,223,334	3,141,537	—
Expiring 07/05/18	JPMorgan Chase	EUR	21,357	24,761,369	24,951,925	190,556	—
Expiring 07/05/18	JPMorgan Chase	EUR	20,996	24,297,872	24,530,158	232,286	—
Expiring 07/05/18	JPMorgan Chase	EUR	20,996	24,371,841	24,530,158	158,317	—
Expiring 07/05/18	JPMorgan Chase	EUR	20,996	24,375,138	24,530,158	155,020	—
Expiring 07/05/18	JPMorgan Chase	EUR	10,536	12,163,675	12,309,476	145,801	—
Expiring 07/05/18	JPMorgan Chase	EUR	10,536	12,223,994	12,309,475	85,481	—
Expiring 07/05/18	JPMorgan Chase	EUR	10,492	12,169,566	12,258,069	88,503	—
Expiring 07/05/18	JPMorgan Chase	EUR	8,423	9,708,266	9,840,804	132,538	—
Expiring 07/05/18	JPMorgan Chase	EUR	8,405	9,844,642	9,819,774	—	(24,868)
Expiring 07/05/18	JPMorgan Chase	EUR	7,442	8,708,443	8,694,677	—	(13,766)
Expiring 07/05/18	JPMorgan Chase	EUR	5,957	6,934,389	6,959,714	25,325	—
Expiring 07/05/18	JPMorgan Chase	EUR	4,567	5,365,202	5,335,742	—	(29,460)
Expiring 07/05/18	JPMorgan Chase	EUR	4,294	5,074,370	5,016,789	—	(57,581)
Expiring 07/05/18	JPMorgan Chase	EUR	2,935	3,400,415	3,429,035	28,620	—
Expiring 07/05/18	JPMorgan Chase	EUR	2,662	3,094,208	3,110,082	15,874	—
Expiring 07/05/18	JPMorgan Chase	EUR	2,654	3,139,271	3,100,736	—	(38,535)
Expiring 07/05/18	JPMorgan Chase	EUR	1,264	1,477,756	1,476,763	—	(993)
Expiring 07/05/18	JPMorgan Chase	EUR	874	1,013,508	1,021,116	7,608	—
Expiring 07/05/18	JPMorgan Chase	EUR	838	986,065	979,056	—	(7,009)
Expiring 07/05/18	JPMorgan Chase	EUR	685	800,938	800,303	—	(635)
Expiring 07/05/18	JPMorgan Chase	EUR	632	736,756	738,382	1,626	—
Expiring 07/05/18	JPMorgan Chase	EUR	632	739,439	738,382	—	(1,057)
Expiring 07/05/18	JPMorgan Chase	EUR	632	740,168	738,381	—	(1,787)
Expiring 07/05/18	JPMorgan Chase	EUR	632	746,296	738,382	—	(7,914)
Expiring 07/05/18	JPMorgan Chase	EUR	632	746,765	738,382	—	(8,383)
Expiring 07/05/18	JPMorgan Chase	EUR	629	741,522	734,877	—	(6,645)
Expiring 07/05/18	JPMorgan Chase	EUR	629	743,791	734,877	—	(8,914)
Expiring 07/05/18	JPMorgan Chase	EUR	534	617,974	623,886	5,912	—
Expiring 08/03/18	Citigroup Global Markets	EUR	1,037	1,203,256	1,214,212	10,956	—
Expiring 08/03/18	JPMorgan Chase	EUR	92,353	107,266,896	108,135,165	868,269	—
Hungarian Forint,
Expiring 07/05/18	Bank of America	HUF	379,220	1,398,364	1,345,267	—	(53,097)
Expiring 07/05/18	Citigroup Global Markets	HUF	464,400	1,635,775	1,647,440	11,665	—
Expiring 07/05/18	Citigroup Global Markets	HUF	249,900	911,333	886,510	—	(24,823)
Expiring 07/05/18	Citigroup Global Markets	HUF	167,700	624,070	594,909	—	(29,161)
Expiring 07/05/18	Deutsche Bank AG	HUF	464,400	1,636,269	1,647,440	11,171	—
Expiring 07/05/18	Deutsche Bank AG	HUF	104,320	367,432	370,071	2,639	—
Expiring 07/05/18	JPMorgan Chase	HUF	205,400	736,796	728,648	—	(8,148)
Expiring 08/03/18	Deutsche Bank AG	HUF	568,720	2,007,482	2,021,257	13,775	—
Expiring 08/03/18	JPMorgan Chase	HUF	299,700	1,060,413	1,065,147	4,734	—
Indian Rupee,
Expiring 07/05/18	Bank of America	INR	91,240	1,357,334	1,330,713	—	(26,621)
Expiring 07/05/18	Bank of America	INR	20,080	296,515	292,862	—	(3,653)
Expiring 07/05/18	Bank of America	INR	1,321	19,650	19,266	—	(384)
Expiring 07/05/18	Citigroup Global Markets	INR	360,559	5,239,084	5,258,664	19,580	—
Expiring 07/05/18	Citigroup Global Markets	INR	50,690	754,203	739,301	—	(14,902)
Expiring 07/05/18	JPMorgan Chase	INR	95,640	1,426,611	1,394,886	—	(31,725)
Expiring 07/05/18	JPMorgan Chase	INR	20,080	296,406	292,862	—	(3,544)
Expiring 08/03/18	Citigroup Global Markets	INR	75,750	1,095,667	1,100,921	5,254	—

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Indonesian Rupiah,
Expiring 07/05/18	Citigroup Global Markets	IDR	26,498,500	$1,849,034	$1,847,616	$—	$(1,418)
Expiring 07/05/18	Citigroup Global Markets	IDR	12,597,000	902,493	878,329	—	(24,164)
Expiring 07/05/18	JPMorgan Chase	IDR	17,900,000	1,277,659	1,248,083	—	(29,576)
Expiring 07/05/18	JPMorgan Chase	IDR	2,617,050	184,663	182,474	—	(2,189)
Expiring 08/03/18	Citigroup Global Markets	IDR	4,262,500	294,148	295,990	1,842	—
Israeli Shekel,
Expiring 07/05/18	Bank of America	ILS	4,301	1,176,670	1,176,209	—	(461)
Expiring 07/05/18	JPMorgan Chase	ILS	4,301	1,176,602	1,176,210	—	(392)
Expiring 07/05/18	JPMorgan Chase	ILS	1,885	529,547	515,498	—	(14,049)
Expiring 07/05/18	JPMorgan Chase	ILS	1,635	449,719	447,130	—	(2,589)
Expiring 07/05/18	JPMorgan Chase	ILS	1,615	446,069	441,660	—	(4,409)
Japanese Yen,
Expiring 07/05/18	Citigroup Global Markets	JPY	1,120,940	10,329,213	10,128,713	—	(200,500)
Expiring 07/05/18	Citigroup Global Markets	JPY	158,731	1,438,405	1,434,279	—	(4,126)
Expiring 07/05/18	Citigroup Global Markets	JPY	92,744	852,705	838,027	—	(14,678)
Expiring 07/05/18	Citigroup Global Markets	JPY	32,920	299,790	297,462	—	(2,328)
Expiring 07/05/18	Citigroup Global Markets	JPY	16,460	149,862	148,731	—	(1,131)
Expiring 07/05/18	Deutsche Bank AG	JPY	43,102,746	390,991,495	389,472,531	—	(1,518,964)
Expiring 07/05/18	Deutsche Bank AG	JPY	7,550,188	69,155,228	68,222,819	—	(932,409)
Expiring 07/05/18	Deutsche Bank AG	JPY	1,120,940	10,157,734	10,128,713	—	(29,021)
Expiring 07/05/18	JPMorgan Chase	JPY	6,189,034	56,085,949	55,923,554	—	(162,395)
Expiring 07/05/18	JPMorgan Chase	JPY	1,366,024	12,382,603	12,343,270	—	(39,333)
Expiring 07/05/18	JPMorgan Chase	JPY	1,366,024	12,392,320	12,343,270	—	(49,050)
Expiring 07/05/18	JPMorgan Chase	JPY	191,923	1,767,048	1,734,199	—	(32,849)
Expiring 07/05/18	JPMorgan Chase	JPY	152,400	1,379,364	1,377,073	—	(2,291)
Expiring 07/05/18	JPMorgan Chase	JPY	139,900	1,275,401	1,264,124	—	(11,277)
Expiring 07/05/18	JPMorgan Chase	JPY	115,220	1,049,218	1,041,117	—	(8,101)
Expiring 07/05/18	JPMorgan Chase	JPY	81,375	743,221	735,297	—	(7,924)
Expiring 08/03/18	Citigroup Global Markets	JPY	116,200	1,055,864	1,052,083	—	(3,781)
Expiring 08/03/18	Deutsche Bank AG	JPY	8,423,075	76,556,288	76,263,156	—	(293,132)
Expiring 08/03/18	JPMorgan Chase	JPY	1,366,024	12,390,274	12,368,084	—	(22,190)
Expiring 08/03/18	JPMorgan Chase	JPY	1,366,024	12,392,927	12,368,084	—	(24,843)
Expiring 08/03/18	JPMorgan Chase	JPY	1,355,313	12,276,419	12,271,106	—	(5,313)
Expiring 08/03/18	JPMorgan Chase	JPY	1,092,628	9,916,808	9,892,736	—	(24,072)
Expiring 08/03/18	JPMorgan Chase	JPY	98,584	892,644	892,587	—	(57)
Expiring 08/03/18	JPMorgan Chase	JPY	82,117	742,994	743,493	499	—
Mexican Peso,
Expiring 07/05/18	Citigroup Global Markets	MXN	302,236	15,171,232	15,203,386	32,154	—
Expiring 07/05/18	Citigroup Global Markets	MXN	192,227	9,602,833	9,669,600	66,767	—
Expiring 07/05/18	Citigroup Global Markets	MXN	98,207	4,727,058	4,940,109	213,051	—
Expiring 07/05/18	Citigroup Global Markets	MXN	51,305	2,501,215	2,580,797	79,582	—
Expiring 07/05/18	Citigroup Global Markets	MXN	49,120	2,376,061	2,470,885	94,824	—
Expiring 07/05/18	Citigroup Global Markets	MXN	49,120	2,380,018	2,470,885	90,867	—
Expiring 07/05/18	Citigroup Global Markets	MXN	49,086	2,384,875	2,469,174	84,299	—
Expiring 07/05/18	Citigroup Global Markets	MXN	34,030	1,693,038	1,711,812	18,774	—
Expiring 07/05/18	Citigroup Global Markets	MXN	15,730	769,035	791,266	22,231	—
Expiring 07/05/18	Citigroup Global Markets	MXN	13,400	667,233	674,060	6,827	—
Expiring 07/05/18	Citigroup Global Markets	MXN	12,500	603,822	628,788	24,966	—
Expiring 07/05/18	Citigroup Global Markets	MXN	6,885	331,625	346,336	14,711	—
Expiring 07/05/18	Citigroup Global Markets	MXN	6,885	331,929	346,336	14,407	—
Expiring 07/05/18	Deutsche Bank AG	MXN	51,305	2,489,865	2,580,797	90,932	—
Expiring 07/05/18	Deutsche Bank AG	MXN	10,520	526,898	529,188	2,290	—

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Mexican Peso (continued),
Expiring 07/05/18	JPMorgan Chase	MXN	302,236	$15,146,976	$15,203,386	$56,410	$—
Expiring 07/05/18	JPMorgan Chase	MXN	98,207	4,785,187	4,940,110	154,923	—
Expiring 07/05/18	JPMorgan Chase	MXN	51,305	2,512,314	2,580,796	68,482	—
Expiring 07/05/18	JPMorgan Chase	MXN	35,930	1,741,081	1,807,387	66,306	—
Expiring 08/03/18	JPMorgan Chase	MXN	89,680	4,473,973	4,490,008	16,035	—
New Taiwanese Dollar,
Expiring 07/05/18	Bank of America	TWD	26,665	895,610	874,925	—	(20,685)
Expiring 07/05/18	Citigroup Global Markets	TWD	51,340	1,732,820	1,684,554	—	(48,266)
Expiring 07/05/18	Deutsche Bank AG	TWD	13,300	447,209	436,396	—	(10,813)
Expiring 07/05/18	JPMorgan Chase	TWD	113,015	3,697,288	3,708,218	10,930	—
Expiring 08/03/18	JPMorgan Chase	TWD	13,300	435,466	437,230	1,764	—
New Zealand Dollar,
Expiring 07/05/18	Citigroup Global Markets	NZD	26,696	18,055,305	18,081,289	25,984	—
Expiring 07/05/18	Citigroup Global Markets	NZD	1,955	1,340,610	1,324,128	—	(16,482)
Expiring 07/05/18	Citigroup Global Markets	NZD	1,710	1,204,351	1,158,188	—	(46,163)
Expiring 07/05/18	Citigroup Global Markets	NZD	1,480	1,020,282	1,002,408	—	(17,874)
Expiring 07/05/18	Citigroup Global Markets	NZD	1,210	834,981	819,537	—	(15,444)
Expiring 07/05/18	Citigroup Global Markets	NZD	1,085	756,404	734,874	—	(21,530)
Expiring 07/05/18	Citigroup Global Markets	NZD	1,085	757,056	734,875	—	(22,181)
Expiring 07/05/18	Citigroup Global Markets	NZD	1,085	757,066	734,874	—	(22,192)
Expiring 07/05/18	Citigroup Global Markets	NZD	1,064	727,044	720,651	—	(6,393)
Expiring 07/05/18	Citigroup Global Markets	NZD	1,057	714,543	715,910	1,367	—
Expiring 07/05/18	Citigroup Global Markets	NZD	1,057	720,342	715,909	—	(4,433)
Expiring 07/05/18	Citigroup Global Markets	NZD	745	522,142	504,591	—	(17,551)
Expiring 07/05/18	Deutsche Bank AG	NZD	850	590,580	575,708	—	(14,872)
Expiring 07/05/18	JPMorgan Chase	NZD	27,753	18,738,215	18,797,199	58,984	—
Expiring 07/05/18	JPMorgan Chase	NZD	19,610	13,249,634	13,281,918	32,284	—
Expiring 07/05/18	JPMorgan Chase	NZD	4,540	3,197,513	3,074,957	—	(122,556)
Expiring 07/05/18	JPMorgan Chase	NZD	1,960	1,346,414	1,327,514	—	(18,900)
Expiring 07/05/18	JPMorgan Chase	NZD	1,447	1,020,136	980,057	—	(40,079)
Expiring 07/05/18	JPMorgan Chase	NZD	1,433	1,007,449	970,575	—	(36,874)
Expiring 07/05/18	JPMorgan Chase	NZD	1,300	895,471	880,494	—	(14,977)
Expiring 07/05/18	JPMorgan Chase	NZD	1,074	750,737	727,424	—	(23,313)
Expiring 07/05/18	JPMorgan Chase	NZD	1,064	735,958	720,651	—	(15,307)
Expiring 07/05/18	JPMorgan Chase	NZD	1,057	716,114	715,909	—	(205)
Expiring 07/05/18	JPMorgan Chase	NZD	1,057	717,880	715,910	—	(1,970)
Expiring 07/05/18	JPMorgan Chase	NZD	1,057	720,348	715,910	—	(4,438)
Expiring 07/05/18	JPMorgan Chase	NZD	1,057	720,896	715,909	—	(4,987)
Expiring 07/05/18	JPMorgan Chase	NZD	986	672,258	667,821	—	(4,437)
Expiring 07/05/18	JPMorgan Chase	NZD	886	599,913	600,090	177	—
Expiring 07/05/18	JPMorgan Chase	NZD	413	290,356	279,726	—	(10,630)
Expiring 08/03/18	Citigroup Global Markets	NZD	9,534	6,448,212	6,457,556	9,344	—
Expiring 08/03/18	JPMorgan Chase	NZD	20,667	13,964,093	13,998,144	34,051	—
Expiring 08/03/18	JPMorgan Chase	NZD	1,057	715,603	715,926	323	—
Expiring 08/03/18	JPMorgan Chase	NZD	1,057	716,140	715,926	—	(214)
Expiring 08/03/18	JPMorgan Chase	NZD	780	527,552	528,308	756	—
Norwegian Krone,
Expiring 07/05/18	Citigroup Global Markets	NOK	4,860	598,594	596,879	—	(1,715)
Expiring 07/05/18	JPMorgan Chase	NOK	118,050	14,434,411	14,498,269	63,858	—
Expiring 07/05/18	JPMorgan Chase	NOK	117,429	14,495,188	14,422,001	—	(73,187)
Expiring 07/05/18	JPMorgan Chase	NOK	11,650	1,439,058	1,430,791	—	(8,267)
Expiring 07/05/18	JPMorgan Chase	NOK	6,050	748,589	743,029	—	(5,560)

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Norwegian Krone (continued),
Expiring 07/05/18	JPMorgan Chase	NOK	6,033	$736,117	$740,940	$4,823	$—
Expiring 07/05/18	JPMorgan Chase	NOK	4,860	593,389	596,879	3,490	—
Expiring 08/03/18	JPMorgan Chase	NOK	7,350	897,162	903,762	6,600	—
Expiring 08/03/18	JPMorgan Chase	NOK	4,860	594,938	597,589	2,651	—
Peruvian Nuevo Sol,
Expiring 07/05/18	Citigroup Global Markets	PEN	9,244	2,824,924	2,814,174	—	(10,750)
Expiring 07/05/18	Citigroup Global Markets	PEN	1,545	473,418	470,348	—	(3,070)
Expiring 07/05/18	Citigroup Global Markets	PEN	1,114	341,692	339,138	—	(2,554)
Expiring 07/05/18	Citigroup Global Markets	PEN	1,071	328,503	326,047	—	(2,456)
Expiring 07/05/18	Citigroup Global Markets	PEN	588	179,361	179,006	—	(355)
Expiring 08/03/18	Citigroup Global Markets	PEN	1,557	475,275	473,444	—	(1,831)
Polish Zloty,
Expiring 07/05/18	Bank of America	PLN	76,865	21,040,342	20,522,791	—	(517,551)
Expiring 07/05/18	Bank of America	PLN	35,095	9,325,627	9,370,291	44,664	—
Expiring 07/05/18	Citigroup Global Markets	PLN	18,518	4,994,385	4,944,267	—	(50,118)
Expiring 07/05/18	Citigroup Global Markets	PLN	15,613	4,140,302	4,168,638	28,336	—
Expiring 07/05/18	Citigroup Global Markets	PLN	9,230	2,471,139	2,464,391	—	(6,748)
Expiring 07/05/18	Citigroup Global Markets	PLN	9,230	2,481,215	2,464,390	—	(16,825)
Expiring 07/05/18	Citigroup Global Markets	PLN	9,230	2,481,244	2,464,390	—	(16,854)
Expiring 07/05/18	Citigroup Global Markets	PLN	9,230	2,482,416	2,464,390	—	(18,026)
Expiring 07/05/18	Citigroup Global Markets	PLN	9,002	2,424,419	2,403,515	—	(20,904)
Expiring 07/05/18	Citigroup Global Markets	PLN	5,555	1,494,116	1,483,173	—	(10,943)
Expiring 07/05/18	Citigroup Global Markets	PLN	3,995	1,073,530	1,066,657	—	(6,873)
Expiring 07/05/18	Citigroup Global Markets	PLN	3,570	985,884	953,182	—	(32,702)
Expiring 07/05/18	JPMorgan Chase	PLN	4,430	1,174,690	1,182,801	8,111	—
Expiring 08/03/18	Bank of America	PLN	76,865	20,433,461	20,531,256	97,795	—
Russian Ruble,
Expiring 07/05/18	Citigroup Global Markets	RUB	10,579	169,811	168,342	—	(1,469)
Expiring 07/05/18	JPMorgan Chase	RUB	826,028	13,111,556	13,144,511	32,955	—
Expiring 08/03/18	Citigroup Global Markets	RUB	57,060	906,002	905,129	—	(873)
Singapore Dollar,
Expiring 07/05/18	Bank of America	SGD	605	452,029	444,088	—	(7,941)
Expiring 07/05/18	Citigroup Global Markets	SGD	5,331	3,901,830	3,913,114	11,284	—
Expiring 07/05/18	Citigroup Global Markets	SGD	151	113,164	110,839	—	(2,325)
Expiring 07/05/18	JPMorgan Chase	SGD	4,832	3,534,019	3,546,833	12,814	—
Expiring 07/05/18	JPMorgan Chase	SGD	685	502,765	502,811	46	—
Expiring 08/03/18	Citigroup Global Markets	SGD	605	443,035	444,348	1,313	—
South African Rand,
Expiring 07/05/18	Bank of America	ZAR	233,535	16,858,287	17,011,199	152,912	—
Expiring 07/05/18	Bank of America	ZAR	115,550	9,158,300	8,416,914	—	(741,386)
Expiring 07/05/18	Bank of America	ZAR	65,530	4,922,951	4,773,348	—	(149,603)
Expiring 07/05/18	Bank of America	ZAR	65,530	4,967,807	4,773,348	—	(194,459)
Expiring 07/05/18	Bank of America	ZAR	63,425	4,792,423	4,620,015	—	(172,408)
Expiring 07/05/18	Bank of America	ZAR	32,775	2,477,611	2,387,402	—	(90,209)
Expiring 07/05/18	Bank of America	ZAR	31,060	2,454,046	2,262,478	—	(191,568)
Expiring 07/05/18	Bank of America	ZAR	31,060	2,473,934	2,262,478	—	(211,456)
Expiring 07/05/18	Bank of America	ZAR	13,840	1,051,764	1,008,136	—	(43,628)
Expiring 07/05/18	Bank of America	ZAR	11,380	903,313	828,944	—	(74,369)
Expiring 07/05/18	Bank of America	ZAR	11,324	862,402	824,865	—	(37,537)
Expiring 07/05/18	Bank of America	ZAR	8,960	664,726	652,666	—	(12,060)
Expiring 07/05/18	Bank of America	ZAR	7,610	597,968	554,329	—	(43,639)
Expiring 07/05/18	Bank of America	ZAR	7,570	581,430	551,415	—	(30,015)

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
South African Rand (continued),
Expiring 07/05/18	Bank of America	ZAR	7,130	$542,089	$519,364	$—	$(22,725)
Expiring 07/05/18	Bank of America	ZAR	4,425	331,581	322,327	—	(9,254)
Expiring 07/05/18	Citigroup Global Markets	ZAR	68,080	5,008,759	4,959,096	—	(49,663)
Expiring 07/05/18	Citigroup Global Markets	ZAR	47,438	3,418,719	3,455,487	36,768	—
Expiring 07/05/18	Citigroup Global Markets	ZAR	8,448	629,192	615,371	—	(13,821)
Expiring 07/05/18	Citigroup Global Markets	ZAR	7,130	528,650	519,365	—	(9,285)
Expiring 07/05/18	Citigroup Global Markets	ZAR	6,735	512,579	490,593	—	(21,986)
Expiring 07/05/18	Citigroup Global Markets	ZAR	4,425	331,975	322,327	—	(9,648)
Expiring 07/05/18	Deutsche Bank AG	ZAR	186,097	13,410,357	13,555,711	145,354	—
Expiring 07/05/18	Deutsche Bank AG	ZAR	6,144	458,453	447,543	—	(10,910)
Expiring 07/05/18	JPMorgan Chase	ZAR	68,080	4,963,148	4,959,095	—	(4,053)
Expiring 07/05/18	JPMorgan Chase	ZAR	34,100	2,455,018	2,483,919	28,901	—
Expiring 07/05/18	JPMorgan Chase	ZAR	34,100	2,462,738	2,483,919	21,181	—
Expiring 07/05/18	JPMorgan Chase	ZAR	32,775	2,453,898	2,387,402	—	(66,496)
Expiring 07/05/18	JPMorgan Chase	ZAR	16,370	1,175,808	1,192,426	16,618	—
Expiring 07/05/18	JPMorgan Chase	ZAR	7,339	555,941	534,589	—	(21,352)
Expiring 07/05/18	JPMorgan Chase	ZAR	2,307	175,358	168,047	—	(7,311)
Expiring 08/03/18	Bank of America	ZAR	269,163	19,358,821	19,531,371	172,550	—
Expiring 08/03/18	Citigroup Global Markets	ZAR	33,803	2,411,726	2,452,859	41,133	—
Expiring 08/03/18	Citigroup Global Markets	ZAR	6,270	451,827	454,973	3,146	—
South Korean Won,
Expiring 07/05/18	Deutsche Bank AG	KRW	564,170	527,878	506,286	—	(21,592)
Expiring 07/05/18	JPMorgan Chase	KRW	29,121,583	25,912,801	26,133,715	220,914	—
Expiring 07/05/18	JPMorgan Chase	KRW	4,171,310	3,887,412	3,743,334	—	(144,078)
Expiring 08/03/18	JPMorgan Chase	KRW	1,202,140	1,070,253	1,079,645	9,392	—
Swedish Krona,
Expiring 07/05/18	Bank of America	SEK	343,581	38,163,883	38,377,506	213,623	—
Expiring 07/05/18	Bank of America	SEK	23,417	2,598,418	2,615,645	17,227	—
Expiring 07/05/18	Citigroup Global Markets	SEK	64,702	7,180,043	7,227,121	47,078	—
Expiring 07/05/18	Citigroup Global Markets	SEK	4,950	557,795	552,908	—	(4,887)
Expiring 07/05/18	Deutsche Bank AG	SEK	728,202	83,505,295	81,339,119	—	(2,166,176)
Expiring 07/05/18	JPMorgan Chase	SEK	278,879	30,946,576	31,150,384	203,808	—
Expiring 07/05/18	JPMorgan Chase	SEK	7,410	855,764	827,686	—	(28,078)
Expiring 07/05/18	JPMorgan Chase	SEK	7,290	835,233	814,282	—	(20,951)
Expiring 07/05/18	JPMorgan Chase	SEK	6,475	719,470	723,249	3,779	—
Expiring 07/05/18	JPMorgan Chase	SEK	6,475	727,000	723,248	—	(3,752)
Expiring 08/03/18	Bank of America	SEK	302,296	33,651,062	33,841,343	190,281	—
Expiring 08/03/18	Citigroup Global Markets	SEK	11,400	1,270,691	1,276,204	5,513	—
Swiss Franc,
Expiring 07/05/18	Deutsche Bank AG	CHF	27,675	28,185,754	27,960,664	—	(225,090)
Expiring 07/05/18	Deutsche Bank AG	CHF	10,798	10,822,611	10,909,458	86,847	—
Expiring 07/05/18	JPMorgan Chase	CHF	33,373	33,499,797	33,717,478	217,681	—
Expiring 07/05/18	JPMorgan Chase	CHF	25,658	25,718,026	25,922,843	204,817	—
Expiring 07/05/18	JPMorgan Chase	CHF	9,865	10,039,129	9,966,828	—	(72,301)
Expiring 07/05/18	JPMorgan Chase	CHF	1,753	1,778,728	1,771,095	—	(7,633)
Expiring 08/03/18	JPMorgan Chase	CHF	25,658	25,818,488	25,988,812	170,324	—
Thai Baht,
Expiring 07/05/18	Citigroup Global Markets	THB	308,020	9,295,602	9,298,731	3,129	—
Expiring 07/05/18	Citigroup Global Markets	THB	36,242	1,135,006	1,094,099	—	(40,907)
Expiring 07/05/18	JPMorgan Chase	THB	332,090	10,014,807	10,025,373	10,566	—
Expiring 07/05/18	JPMorgan Chase	THB	14,360	446,893	433,510	—	(13,383)
Expiring 07/05/18	JPMorgan Chase	THB	14,250	446,338	430,190	—	(16,148)

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Turkish Lira,
Expiring 07/05/18	Bank of America	TRY	97,819	$20,883,201	$21,237,908	$354,707	$—
Expiring 07/05/18	Bank of America	TRY	22,632	4,842,312	4,913,731	71,419	—
Expiring 07/05/18	Bank of America	TRY	1,358	289,217	294,842	5,625	—
Expiring 07/05/18	Citigroup Global Markets	TRY	4,308	935,250	935,328	78	—
Expiring 07/05/18	Citigroup Global Markets	TRY	1,357	289,709	294,624	4,915	—
Expiring 07/05/18	Deutsche Bank AG	TRY	64,102	13,911,347	13,917,463	6,116	—
Expiring 07/05/18	Deutsche Bank AG	TRY	32,626	7,082,616	7,083,572	956	—
Expiring 07/05/18	JPMorgan Chase	TRY	46,028	9,992,272	9,993,339	1,067	—
Expiring 07/05/18	JPMorgan Chase	TRY	22,633	4,793,888	4,913,949	120,061	—
Expiring 07/05/18	JPMorgan Chase	TRY	11,451	2,457,971	2,486,176	28,205	—
Expiring 07/05/18	JPMorgan Chase	TRY	11,447	2,442,287	2,485,308	43,021	—
Expiring 07/05/18	JPMorgan Chase	TRY	11,328	2,498,952	2,459,471	—	(39,481)
Expiring 07/05/18	JPMorgan Chase	TRY	11,328	2,506,749	2,459,471	—	(47,278)
Expiring 07/05/18	JPMorgan Chase	TRY	11,328	2,511,752	2,459,472	—	(52,280)
Expiring 07/05/18	JPMorgan Chase	TRY	11,326	2,498,952	2,459,037	—	(39,915)
Expiring 08/03/18	Deutsche Bank AG	TRY	82,962	17,791,539	17,785,099	—	(6,440)
Expiring 08/03/18	Deutsche Bank AG	TRY	11,553	2,464,123	2,476,691	12,568	—
Expiring 08/03/18	Deutsche Bank AG	TRY	3,455	742,026	740,670	—	(1,356)

				$3,608,257,343	$3,611,797,735	17,554,474	(14,014,082)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/05/18	Bank of America	AUD	67,488	$51,697,091	$49,945,604	$1,751,487	$—
Expiring 07/05/18	Bank of America	AUD	2,875	2,201,195	2,127,691	73,504	—
Expiring 07/05/18	Bank of America	AUD	2,213	1,695,607	1,637,767	57,840	—
Expiring 07/05/18	Citigroup Global Markets	AUD	51,204	37,615,327	37,894,362	—	(279,035)
Expiring 07/05/18	Citigroup Global Markets	AUD	13,138	9,658,580	9,722,993	—	(64,413)
Expiring 07/05/18	Deutsche Bank AG	AUD	1,880	1,381,095	1,391,325	—	(10,230)
Expiring 07/05/18	JPMorgan Chase	AUD	6,356	4,669,048	4,703,863	—	(34,815)
Expiring 07/05/18	JPMorgan Chase	AUD	2,300	1,763,277	1,702,153	61,124	—
Expiring 07/05/18	JPMorgan Chase	AUD	1,323	1,011,804	979,108	32,696	—
Expiring 07/05/18	JPMorgan Chase	AUD	1,275	969,360	943,585	25,775	—
Expiring 07/05/18	JPMorgan Chase	AUD	980	724,369	725,265	—	(896)
Expiring 07/05/18	JPMorgan Chase	AUD	914	674,069	676,421	—	(2,352)
Expiring 07/05/18	JPMorgan Chase	AUD	740	563,254	547,649	15,605	—
Expiring 07/05/18	JPMorgan Chase	AUD	382	292,843	282,706	10,137	—
Expiring 08/03/18	Citigroup Global Markets	AUD	54,003	39,704,289	39,969,920	—	(265,631)
Expiring 08/03/18	Citigroup Global Markets	AUD	2,340	1,718,589	1,731,934	—	(13,345)
Expiring 08/03/18	JPMorgan Chase	AUD	980	724,085	725,340	—	(1,255)
Expiring 08/03/18	JPMorgan Chase	AUD	980	723,013	725,340	—	(2,327)
Brazilian Real,
Expiring 07/03/18	Bank of America	BRL	1,075	278,562	277,230	1,332	—
Expiring 07/03/18	Deutsche Bank AG	BRL	3,025	808,283	780,111	28,172	—
Expiring 07/03/18	Deutsche Bank AG	BRL	3,020	783,235	778,822	4,413	—
Expiring 07/03/18	JPMorgan Chase	BRL	1,945	520,304	501,593	18,711	—
British Pound,
Expiring 07/05/18	Bank of America	GBP	9,246	12,107,142	12,205,828	—	(98,686)
Expiring 07/05/18	Citigroup Global Markets	GBP	196,428	263,230,048	259,308,495	3,921,553	—
Expiring 07/05/18	Citigroup Global Markets	GBP	70,645	92,555,787	93,259,864	—	(704,077)

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
British Pound (continued),
Expiring 07/05/18	Citigroup Global Markets	GBP	1,307	$1,711,532	$1,725,397	$—	$(13,865)
Expiring 07/05/18	Citigroup Global Markets	GBP	552	736,414	728,706	7,708	—
Expiring 07/05/18	Deutsche Bank AG	GBP	1,307	1,741,904	1,725,396	16,508	—
Expiring 07/05/18	JPMorgan Chase	GBP	61,399	80,397,384	81,054,036	—	(656,652)
Expiring 07/05/18	JPMorgan Chase	GBP	11,099	14,904,503	14,652,010	252,493	—
Expiring 07/05/18	JPMorgan Chase	GBP	1,460	1,964,401	1,927,375	37,026	—
Expiring 07/05/18	JPMorgan Chase	GBP	1,295	1,737,498	1,709,556	27,942	—
Expiring 07/05/18	JPMorgan Chase	GBP	1,289	1,730,136	1,701,635	28,501	—
Expiring 07/05/18	JPMorgan Chase	GBP	737	994,026	972,928	21,098	—
Expiring 07/05/18	JPMorgan Chase	GBP	555	745,946	732,666	13,280	—
Expiring 07/05/18	JPMorgan Chase	GBP	552	742,164	728,706	13,458	—
Expiring 08/03/18	Citigroup Global Markets	GBP	145,845	191,336,495	192,793,238	—	(1,456,743)
Expiring 08/03/18	Deutsche Bank AG	GBP	6,631	8,768,821	8,765,552	3,269	—
Expiring 08/03/18	JPMorgan Chase	GBP	556	734,996	734,979	17	—
Canadian Dollar,
Expiring 07/05/18	Bank of America	CAD	2,265	1,707,969	1,723,077	—	(15,108)
Expiring 07/05/18	Bank of America	CAD	2,080	1,568,529	1,582,340	—	(13,811)
Expiring 07/05/18	Citigroup Global Markets	CAD	1,084	841,036	824,643	16,393	—
Expiring 07/05/18	Citigroup Global Markets	CAD	965	728,190	734,114	—	(5,924)
Expiring 07/05/18	Citigroup Global Markets	CAD	965	725,744	734,114	—	(8,370)
Expiring 07/05/18	Citigroup Global Markets	CAD	958	746,649	728,789	17,860	—
Expiring 07/05/18	Citigroup Global Markets	CAD	580	446,687	441,229	5,458	—
Expiring 07/05/18	Deutsche Bank AG	CAD	780	588,164	593,377	—	(5,213)
Expiring 07/05/18	JPMorgan Chase	CAD	43,290	33,569,380	32,932,447	636,933	—
Expiring 07/05/18	JPMorgan Chase	CAD	2,080	1,569,326	1,582,340	—	(13,014)
Expiring 07/05/18	JPMorgan Chase	CAD	1,598	1,237,561	1,215,664	21,897	—
Expiring 07/05/18	JPMorgan Chase	CAD	1,287	974,416	979,072	—	(4,656)
Expiring 07/05/18	JPMorgan Chase	CAD	1,287	967,755	979,073	—	(11,318)
Expiring 07/05/18	JPMorgan Chase	CAD	1,278	993,532	972,226	21,306	—
Expiring 07/05/18	JPMorgan Chase	CAD	1,155	889,035	878,655	10,380	—
Expiring 07/05/18	JPMorgan Chase	CAD	975	754,072	741,722	12,350	—
Expiring 07/05/18	JPMorgan Chase	CAD	965	726,938	734,114	—	(7,176)
Expiring 07/05/18	JPMorgan Chase	CAD	965	726,170	734,114	—	(7,944)
Expiring 07/05/18	JPMorgan Chase	CAD	965	725,952	734,114	—	(8,162)
Expiring 07/05/18	JPMorgan Chase	CAD	965	725,504	734,115	—	(8,611)
Expiring 07/05/18	JPMorgan Chase	CAD	965	724,858	734,115	—	(9,257)
Expiring 07/05/18	JPMorgan Chase	CAD	957	740,066	728,029	12,037	—
Expiring 08/03/18	Bank of America	CAD	3,045	2,297,437	2,317,653	—	(20,216)
Expiring 08/03/18	JPMorgan Chase	CAD	40,528	30,593,565	30,847,241	—	(253,676)
Expiring 08/03/18	JPMorgan Chase	CAD	1,946	1,472,494	1,481,166	—	(8,672)
Expiring 08/03/18	JPMorgan Chase	CAD	1,298	988,880	987,952	928	—
Expiring 08/03/18	JPMorgan Chase	CAD	1,158	876,390	881,393	—	(5,003)
Chilean Peso,
Expiring 07/05/18	Citigroup Global Markets	CLP	520,300	814,560	796,319	18,241	—
Expiring 07/05/18	Citigroup Global Markets	CLP	514,000	813,137	786,676	26,461	—
Expiring 07/05/18	Citigroup Global Markets	CLP	469,200	743,087	718,110	24,977	—
Expiring 07/05/18	Citigroup Global Markets	CLP	334,200	521,340	511,492	9,848	—
Chinese Renminbi,
Expiring 09/19/18	Bank of America	CNH	29,593	4,607,851	4,446,600	161,251	—
Expiring 09/19/18	Citigroup Global Markets	CNH	11,068	1,704,996	1,663,061	41,935	—
Expiring 09/19/18	Deutsche Bank AG	CNH	15,454	2,373,063	2,322,095	50,968	—
Expiring 09/19/18	JPMorgan Chase	CNH	32,039	4,989,519	4,814,132	175,387	—

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Chinese Renminbi (continued),
Expiring 09/19/18	JPMorgan Chase	CNH	8,695	$1,333,636	$1,306,498	$27,138	$—
Colombian Peso,
Expiring 07/05/18	Bank of America	COP	1,915,100	668,325	653,208	15,117	—
Expiring 07/05/18	Citigroup Global Markets	COP	1,757,100	601,747	599,317	2,430	—
Expiring 08/03/18	Citigroup Global Markets	COP	2,132,200	723,250	726,303	—	(3,053)
Czech Koruna,
Expiring 07/03/18	Bank of America	CZK	44,922	2,053,756	2,021,025	32,731	—
Expiring 07/03/18	Bank of America	CZK	2,310	102,951	103,926	—	(975)
Expiring 08/03/18	Bank of America	CZK	37,992	1,695,383	1,711,782	—	(16,399)
Expiring 08/03/18	Deutsche Bank AG	CZK	13,320	598,954	600,151	—	(1,197)
Danish Krone,
Expiring 07/05/18	Citigroup Global Markets	DKK	31,678	5,000,986	4,967,590	33,396	—
Expiring 08/03/18	Citigroup Global Markets	DKK	31,678	4,938,958	4,979,087	—	(40,129)
Euro,
Expiring 07/05/18	Bank of America	EUR	370,189	434,893,958	432,501,174	2,392,784	—
Expiring 07/05/18	Bank of America	EUR	10,496	12,194,525	12,262,742	—	(68,217)
Expiring 07/05/18	Citigroup Global Markets	EUR	12,082	13,991,066	14,115,707	—	(124,641)
Expiring 07/05/18	Citigroup Global Markets	EUR	6,055	7,064,992	7,074,209	—	(9,217)
Expiring 07/05/18	Citigroup Global Markets	EUR	4,268	4,997,107	4,986,412	10,695	—
Expiring 07/05/18	Citigroup Global Markets	EUR	3,180	3,735,044	3,715,275	19,769	—
Expiring 07/05/18	Citigroup Global Markets	EUR	2,146	2,488,422	2,507,226	—	(18,804)
Expiring 07/05/18	Citigroup Global Markets	EUR	2,146	2,488,422	2,507,226	—	(18,804)
Expiring 07/05/18	Citigroup Global Markets	EUR	2,146	2,487,778	2,507,226	—	(19,448)
Expiring 07/05/18	Citigroup Global Markets	EUR	2,146	2,480,267	2,507,226	—	(26,959)
Expiring 07/05/18	Citigroup Global Markets	EUR	2,102	2,448,044	2,455,820	—	(7,776)
Expiring 07/05/18	Citigroup Global Markets	EUR	1,817	2,106,183	2,122,847	—	(16,664)
Expiring 07/05/18	Citigroup Global Markets	EUR	629	744,281	734,877	9,404	—
Expiring 07/05/18	JPMorgan Chase	EUR	325,344	376,748,988	380,107,627	—	(3,358,639)
Expiring 07/05/18	JPMorgan Chase	EUR	92,353	107,038,513	107,898,348	—	(859,835)
Expiring 07/05/18	JPMorgan Chase	EUR	21,469	25,039,509	25,082,776	—	(43,267)
Expiring 07/05/18	JPMorgan Chase	EUR	13,435	15,611,281	15,696,450	—	(85,169)
Expiring 07/05/18	JPMorgan Chase	EUR	8,490	9,950,441	9,919,082	31,359	—
Expiring 07/05/18	JPMorgan Chase	EUR	8,462	9,904,864	9,886,368	18,496	—
Expiring 07/05/18	JPMorgan Chase	EUR	8,426	9,892,149	9,844,309	47,840	—
Expiring 07/05/18	JPMorgan Chase	EUR	8,426	9,890,607	9,844,309	46,298	—
Expiring 07/05/18	JPMorgan Chase	EUR	4,608	5,353,271	5,383,643	—	(30,372)
Expiring 07/05/18	JPMorgan Chase	EUR	4,294	5,024,976	5,016,789	8,187	—
Expiring 07/05/18	JPMorgan Chase	EUR	4,213	4,961,987	4,922,154	39,833	—
Expiring 07/05/18	JPMorgan Chase	EUR	1,495	1,743,233	1,746,646	—	(3,413)
Expiring 07/05/18	JPMorgan Chase	EUR	1,468	1,717,826	1,715,102	2,724	—
Expiring 07/05/18	JPMorgan Chase	EUR	1,467	1,716,729	1,713,933	2,796	—
Expiring 07/05/18	JPMorgan Chase	EUR	1,466	1,738,711	1,712,765	25,946	—
Expiring 07/05/18	JPMorgan Chase	EUR	641	748,514	748,896	—	(382)
Expiring 07/05/18	JPMorgan Chase	EUR	627	735,454	732,540	2,914	—
Expiring 07/05/18	JPMorgan Chase	EUR	627	733,333	732,540	793	—
Expiring 07/05/18	JPMorgan Chase	EUR	627	732,955	732,540	415	—
Expiring 07/05/18	JPMorgan Chase	EUR	627	729,813	732,540	—	(2,727)
Expiring 07/05/18	JPMorgan Chase	EUR	514	603,757	600,519	3,238	—
Expiring 07/05/18	JPMorgan Chase	EUR	208	245,594	243,012	2,582	—
Expiring 08/03/18	Citigroup Global Markets	EUR	391	456,085	457,818	—	(1,733)
Expiring 08/03/18	JPMorgan Chase	EUR	337,426	391,916,230	395,088,588	—	(3,172,358)
Expiring 08/03/18	JPMorgan Chase	EUR	14,950	17,323,233	17,504,801	—	(181,568)

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Euro (continued),
Expiring 08/03/18	JPMorgan Chase	EUR	10,807	$12,653,051	$12,653,804	$—	$(753)
Expiring 08/03/18	JPMorgan Chase	EUR	10,533	12,285,386	12,332,981	—	(47,595)
Expiring 08/03/18	JPMorgan Chase	EUR	1,255	1,452,286	1,469,467	—	(17,181)
Hungarian Forint,
Expiring 07/05/18	Bank of America	HUF	363,320	1,279,625	1,288,863	—	(9,238)
Expiring 07/05/18	Bank of America	HUF	15,900	58,631	56,405	2,226	—
Expiring 07/05/18	Citigroup Global Markets	HUF	330,700	1,209,902	1,173,145	36,757	—
Expiring 07/05/18	Citigroup Global Markets	HUF	226,300	826,108	802,790	23,318	—
Expiring 07/05/18	Citigroup Global Markets	HUF	123,400	454,261	437,756	16,505	—
Expiring 07/05/18	Citigroup Global Markets	HUF	100,800	370,343	357,584	12,759	—
Expiring 07/05/18	Citigroup Global Markets	HUF	100,800	369,981	357,584	12,397	—
Expiring 07/05/18	Deutsche Bank AG	HUF	568,720	2,003,831	2,017,511	—	(13,680)
Expiring 07/05/18	JPMorgan Chase	HUF	205,400	723,426	728,648	—	(5,222)
Expiring 08/03/18	Citigroup Global Markets	HUF	189,100	667,364	672,070	—	(4,706)
Expiring 08/03/18	Deutsche Bank AG	HUF	464,400	1,639,251	1,650,499	—	(11,248)
Indian Rupee,
Expiring 07/05/18	Bank of America	INR	168,860	2,511,863	2,462,781	49,082	—
Expiring 07/05/18	Citigroup Global Markets	INR	162,800	2,376,816	2,374,398	2,418	—
Expiring 07/05/18	Citigroup Global Markets	INR	131,340	1,917,372	1,915,561	1,811	—
Expiring 07/05/18	Citigroup Global Markets	INR	75,750	1,100,681	1,104,795	—	(4,114)
Expiring 07/05/18	Citigroup Global Markets	INR	60,890	896,529	888,066	8,463	—
Expiring 07/05/18	JPMorgan Chase	INR	39,970	590,626	582,953	7,673	—
Expiring 08/03/18	Citigroup Global Markets	INR	360,559	5,215,214	5,240,223	—	(25,009)
Expiring 08/03/18	Citigroup Global Markets	INR	127,700	1,852,954	1,855,942	—	(2,988)
Indonesian Rupiah,
Expiring 07/05/18	Bank of America	IDR	16,445,050	1,184,631	1,146,636	37,995	—
Expiring 07/05/18	Citigroup Global Markets	IDR	8,334,500	586,854	581,125	5,729	—
Expiring 07/05/18	Citigroup Global Markets	IDR	4,262,500	297,432	297,204	228	—
Expiring 07/05/18	JPMorgan Chase	IDR	11,118,000	780,978	775,206	5,772	—
Expiring 07/05/18	JPMorgan Chase	IDR	11,118,000	779,937	775,206	4,731	—
Expiring 07/05/18	JPMorgan Chase	IDR	8,334,500	587,143	581,125	6,018	—
Expiring 08/03/18	Citigroup Global Markets	IDR	26,498,500	1,828,618	1,840,067	—	(11,449)
Expiring 08/03/18	JPMorgan Chase	IDR	22,308,000	1,551,861	1,549,077	2,784	—
Israeli Shekel,
Expiring 07/05/18	Bank of America	ILS	4,301	1,176,508	1,176,209	299	—
Expiring 07/05/18	JPMorgan Chase	ILS	7,291	2,048,236	1,993,896	54,340	—
Expiring 07/05/18	JPMorgan Chase	ILS	2,145	604,979	586,600	18,379	—
Expiring 08/03/18	Bank of America	ILS	4,301	1,179,043	1,178,702	341	—
Japanese Yen,
Expiring 07/05/18	Citigroup Global Markets	JPY	1,120,940	10,157,849	10,128,713	29,136	—
Expiring 07/05/18	Citigroup Global Markets	JPY	169,400	1,544,466	1,530,683	13,783	—
Expiring 07/05/18	Citigroup Global Markets	JPY	82,155	748,667	742,346	6,321	—
Expiring 07/05/18	Citigroup Global Markets	JPY	49,300	448,241	445,470	2,771	—
Expiring 07/05/18	Deutsche Bank AG	JPY	36,652,934	335,719,059	331,192,611	4,526,448	—
Expiring 07/05/18	Deutsche Bank AG	JPY	8,423,075	76,406,981	76,110,147	296,834	—
Expiring 07/05/18	Deutsche Bank AG	JPY	6,347,765	57,522,175	57,357,833	164,342	—
Expiring 07/05/18	Deutsche Bank AG	JPY	184,300	1,700,008	1,665,318	34,690	—
Expiring 07/05/18	Deutsche Bank AG	JPY	165,800	1,516,094	1,498,154	17,940	—
Expiring 07/05/18	JPMorgan Chase	JPY	4,096,850	37,402,473	37,018,767	383,706	—
Expiring 07/05/18	JPMorgan Chase	JPY	1,366,024	12,365,979	12,343,269	22,710	—
Expiring 07/05/18	JPMorgan Chase	JPY	1,365,070	12,471,290	12,334,649	136,641	—
Expiring 07/05/18	JPMorgan Chase	JPY	1,365,070	12,464,344	12,334,650	129,694	—

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Japanese Yen (continued),
Expiring 07/05/18	JPMorgan Chase	JPY	950,469	$8,691,091	$8,588,352	$102,739	$—
Expiring 07/05/18	JPMorgan Chase	JPY	414,601	3,791,203	3,746,298	44,905	—
Expiring 07/05/18	JPMorgan Chase	JPY	43,816	399,758	395,917	3,841	—
Expiring 08/03/18	Citigroup Global Markets	JPY	632,832	5,732,184	5,729,708	2,476	—
Expiring 08/03/18	Deutsche Bank AG	JPY	43,102,746	391,755,535	390,255,515	1,500,020	—
Expiring 08/03/18	JPMorgan Chase	JPY	149,400	1,356,178	1,352,678	3,500	—
Mexican Peso,
Expiring 07/05/18	Citigroup Global Markets	MXN	438,571	21,909,119	22,061,449	—	(152,330)
Expiring 07/05/18	Citigroup Global Markets	MXN	205,240	10,224,270	10,324,193	—	(99,923)
Expiring 07/05/18	Citigroup Global Markets	MXN	98,210	4,805,911	4,940,260	—	(134,349)
Expiring 07/05/18	Citigroup Global Markets	MXN	51,310	2,568,116	2,581,049	—	(12,933)
Expiring 07/05/18	Citigroup Global Markets	MXN	31,752	1,599,437	1,597,221	2,216	—
Expiring 07/05/18	Citigroup Global Markets	MXN	18,060	896,509	908,472	—	(11,963)
Expiring 07/05/18	Citigroup Global Markets	MXN	16,930	828,367	851,630	—	(23,263)
Expiring 07/05/18	Citigroup Global Markets	MXN	14,637	716,528	736,286	—	(19,758)
Expiring 07/05/18	Citigroup Global Markets	MXN	6,021	298,334	302,874	—	(4,540)
Expiring 07/05/18	Deutsche Bank AG	MXN	51,310	2,564,414	2,581,049	—	(16,635)
Expiring 07/05/18	Deutsche Bank AG	MXN	10,515	527,743	528,936	—	(1,193)
Expiring 07/05/18	JPMorgan Chase	MXN	291,721	14,641,558	14,674,449	—	(32,891)
Expiring 07/05/18	JPMorgan Chase	MXN	89,680	4,494,437	4,511,175	—	(16,738)
Expiring 07/05/18	JPMorgan Chase	MXN	38,808	1,952,797	1,952,160	637	—
Expiring 07/05/18	JPMorgan Chase	MXN	24,395	1,196,590	1,227,142	—	(30,552)
Expiring 07/05/18	JPMorgan Chase	MXN	14,050	694,865	706,757	—	(11,892)
Expiring 07/05/18	JPMorgan Chase	MXN	9,758	478,549	490,856	—	(12,307)
Expiring 07/05/18	JPMorgan Chase	MXN	7,224	359,235	363,389	—	(4,154)
Expiring 07/05/18	JPMorgan Chase	MXN	6,021	299,308	302,874	—	(3,566)
Expiring 07/05/18	JPMorgan Chase	MXN	6,021	298,868	302,874	—	(4,006)
Expiring 08/03/18	Citigroup Global Markets	MXN	49,530	2,504,547	2,479,818	24,729	—
Expiring 08/03/18	JPMorgan Chase	MXN	302,236	15,078,006	15,132,045	—	(54,039)
Expiring 08/03/18	JPMorgan Chase	MXN	49,503	2,497,507	2,478,466	19,041	—
Expiring 08/03/18	JPMorgan Chase	MXN	49,503	2,471,986	2,478,466	—	(6,480)
Expiring 08/03/18	JPMorgan Chase	MXN	16,510	832,780	826,606	6,174	—
New Taiwanese Dollar,
Expiring 07/05/18	Bank of America	TWD	137,415	4,615,423	4,508,824	106,599	—
Expiring 07/05/18	Citigroup Global Markets	TWD	53,605	1,779,124	1,758,873	20,251	—
Expiring 07/05/18	JPMorgan Chase	TWD	13,300	435,110	436,396	—	(1,286)
Expiring 08/03/18	JPMorgan Chase	TWD	113,015	3,700,314	3,715,307	—	(14,993)
New Zealand Dollar,
Expiring 07/05/18	Citigroup Global Markets	NZD	26,903	18,162,807	18,221,491	—	(58,684)
Expiring 07/05/18	Citigroup Global Markets	NZD	9,534	6,448,130	6,457,410	—	(9,280)
Expiring 07/05/18	Citigroup Global Markets	NZD	1,620	1,128,780	1,097,231	31,549	—
Expiring 07/05/18	Citigroup Global Markets	NZD	1,432	1,005,221	969,898	35,323	—
Expiring 07/05/18	Citigroup Global Markets	NZD	740	520,754	501,205	19,549	—
Expiring 07/05/18	Deutsche Bank AG	NZD	850	573,867	575,708	—	(1,841)
Expiring 07/05/18	JPMorgan Chase	NZD	29,562	20,820,458	20,022,441	798,017	—
Expiring 07/05/18	JPMorgan Chase	NZD	20,667	13,963,803	13,997,827	—	(34,024)
Expiring 07/05/18	JPMorgan Chase	NZD	3,440	2,410,931	2,329,924	81,007	—
Expiring 07/05/18	JPMorgan Chase	NZD	3,175	2,237,775	2,150,438	87,337	—
Expiring 07/05/18	JPMorgan Chase	NZD	2,531	1,773,773	1,714,255	59,518	—
Expiring 07/05/18	JPMorgan Chase	NZD	1,808	1,260,699	1,224,565	36,134	—
Expiring 07/05/18	JPMorgan Chase	NZD	1,447	1,018,339	980,058	38,281	—
Expiring 07/05/18	JPMorgan Chase	NZD	1,434	1,010,957	971,253	39,704	—

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
New Zealand Dollar (continued),
Expiring 07/05/18	JPMorgan Chase	NZD	1,085	$764,380	$734,874	$29,506	$—
Expiring 07/05/18	JPMorgan Chase	NZD	960	666,813	650,211	16,602	—
Expiring 07/05/18	JPMorgan Chase	NZD	585	411,793	396,222	15,571	—
Expiring 08/03/18	Citigroup Global Markets	NZD	26,696	18,055,535	18,081,698	—	(26,163)
Expiring 08/03/18	Citigroup Global Markets	NZD	885	597,471	599,427	—	(1,956)
Expiring 08/03/18	JPMorgan Chase	NZD	19,610	13,249,909	13,282,219	—	(32,310)
Expiring 08/03/18	JPMorgan Chase	NZD	2,535	1,716,294	1,717,003	—	(709)
Norwegian Krone,
Expiring 07/05/18	Citigroup Global Markets	NOK	4,860	593,349	596,879	—	(3,530)
Expiring 07/05/18	JPMorgan Chase	NOK	138,701	17,120,959	17,034,514	86,445	—
Expiring 07/05/18	JPMorgan Chase	NOK	14,640	1,815,504	1,798,006	17,498	—
Expiring 07/05/18	JPMorgan Chase	NOK	8,330	1,029,126	1,023,046	6,080	—
Expiring 07/05/18	JPMorgan Chase	NOK	8,044	985,600	987,921	—	(2,321)
Expiring 07/05/18	JPMorgan Chase	NOK	6,660	831,705	817,945	13,760	—
Expiring 07/05/18	JPMorgan Chase	NOK	6,050	753,768	743,029	10,739	—
Expiring 07/05/18	JPMorgan Chase	NOK	6,050	752,489	743,029	9,460	—
Expiring 07/05/18	JPMorgan Chase	NOK	6,050	750,164	743,029	7,135	—
Expiring 07/05/18	JPMorgan Chase	NOK	6,050	749,593	743,029	6,564	—
Expiring 07/05/18	JPMorgan Chase	NOK	6,050	742,701	743,028	—	(327)
Expiring 07/05/18	JPMorgan Chase	NOK	6,048	757,420	742,783	14,637	—
Expiring 07/05/18	JPMorgan Chase	NOK	6,048	746,767	742,783	3,984	—
Expiring 07/05/18	JPMorgan Chase	NOK	6,048	738,813	742,783	—	(3,970)
Expiring 07/05/18	JPMorgan Chase	NOK	6,040	755,669	741,800	13,869	—
Expiring 07/05/18	JPMorgan Chase	NOK	6,040	752,031	741,800	10,231	—
Expiring 07/05/18	JPMorgan Chase	NOK	6,040	750,371	741,800	8,571	—
Expiring 07/05/18	JPMorgan Chase	NOK	6,040	745,613	741,801	3,812	—
Expiring 07/05/18	JPMorgan Chase	NOK	6,033	738,745	740,941	—	(2,196)
Expiring 07/05/18	JPMorgan Chase	NOK	4,860	594,250	596,879	—	(2,629)
Expiring 07/05/18	JPMorgan Chase	NOK	4,250	524,737	521,962	2,775	—
Expiring 08/03/18	JPMorgan Chase	NOK	118,050	14,451,116	14,515,520	—	(64,404)
Peruvian Nuevo Sol,
Expiring 07/05/18	Bank of America	PEN	6,074	1,849,011	1,849,124	—	(113)
Expiring 07/05/18	Bank of America	PEN	3,170	965,433	965,051	382	—
Expiring 07/05/18	Citigroup Global Markets	PEN	2,761	839,720	840,538	—	(818)
Expiring 07/05/18	Citigroup Global Markets	PEN	1,557	475,812	474,001	1,811	—
Expiring 08/03/18	Citigroup Global Markets	PEN	9,244	2,821,734	2,810,866	10,868	—
Polish Zloty,
Expiring 07/05/18	Bank of America	PLN	76,865	20,424,969	20,522,791	—	(97,822)
Expiring 07/05/18	Bank of America	PLN	20,043	5,314,192	5,351,439	—	(37,247)
Expiring 07/05/18	Bank of America	PLN	15,052	4,120,201	4,018,852	101,349	—
Expiring 07/05/18	Citigroup Global Markets	PLN	18,522	4,977,923	4,945,335	32,588	—
Expiring 07/05/18	Citigroup Global Markets	PLN	18,522	4,965,078	4,945,335	19,743	—
Expiring 07/05/18	Citigroup Global Markets	PLN	9,251	2,569,723	2,469,997	99,726	—
Expiring 07/05/18	Citigroup Global Markets	PLN	9,251	2,566,050	2,469,997	96,053	—
Expiring 07/05/18	Citigroup Global Markets	PLN	9,251	2,560,320	2,469,997	90,323	—
Expiring 07/05/18	Citigroup Global Markets	PLN	9,251	2,542,839	2,469,998	72,841	—
Expiring 07/05/18	Citigroup Global Markets	PLN	4,395	1,207,793	1,173,456	34,337	—
Expiring 07/05/18	Citigroup Global Markets	PLN	3,960	1,063,176	1,057,312	5,864	—
Expiring 07/05/18	Citigroup Global Markets	PLN	3,495	964,151	933,157	30,994	—
Expiring 07/05/18	Citigroup Global Markets	PLN	3,240	869,492	865,073	4,419	—
Expiring 07/05/18	Citigroup Global Markets	PLN	2,425	671,339	647,470	23,869	—
Expiring 07/05/18	Citigroup Global Markets	PLN	1,610	442,811	429,867	12,944	—

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Polish Zloty (continued),
Expiring 07/05/18	JPMorgan Chase	PLN	4,430	$1,184,821	$1,182,800	$2,021	$—
Expiring 08/03/18	Bank of America	PLN	35,095	9,329,504	9,374,155	—	(44,651)
Russian Ruble,
Expiring 07/05/18	Bank of America	RUB	156,692	2,473,043	2,493,426	—	(20,383)
Expiring 07/05/18	Bank of America	RUB	29,900	476,988	475,796	1,192	—
Expiring 07/05/18	Citigroup Global Markets	RUB	313,385	4,956,663	4,986,868	—	(30,205)
Expiring 07/05/18	Citigroup Global Markets	RUB	156,693	2,474,992	2,493,442	—	(18,450)
Expiring 07/05/18	Citigroup Global Markets	RUB	142,107	2,281,066	2,261,336	19,730	—
Expiring 07/05/18	Citigroup Global Markets	RUB	37,830	594,437	601,985	—	(7,548)
Expiring 08/03/18	JPMorgan Chase	RUB	826,028	13,070,063	13,103,080	—	(33,017)
Singapore Dollar,
Expiring 07/05/18	Bank of America	SGD	605	442,427	444,088	—	(1,661)
Expiring 07/05/18	Citigroup Global Markets	SGD	4,227	3,091,171	3,102,745	—	(11,574)
Expiring 07/05/18	Citigroup Global Markets	SGD	650	481,621	477,119	4,502	—
Expiring 07/05/18	Citigroup Global Markets	SGD	605	442,808	444,089	—	(1,281)
Expiring 07/05/18	JPMorgan Chase	SGD	5,517	4,135,890	4,049,643	86,247	—
Expiring 08/03/18	Citigroup Global Markets	SGD	5,331	3,903,833	3,915,401	—	(11,568)
South African Rand,
Expiring 07/05/18	Bank of America	ZAR	269,163	19,430,180	19,606,420	—	(176,240)
Expiring 07/05/18	Bank of America	ZAR	207,220	14,931,439	15,094,357	—	(162,918)
Expiring 07/05/18	Bank of America	ZAR	156,125	12,374,207	11,372,485	1,001,722	—
Expiring 07/05/18	Bank of America	ZAR	31,713	2,470,951	2,310,044	160,907	—
Expiring 07/05/18	Bank of America	ZAR	31,713	2,465,807	2,310,044	155,763	—
Expiring 07/05/18	Bank of America	ZAR	7,385	557,206	537,939	19,267	—
Expiring 07/05/18	Bank of America	ZAR	7,385	557,048	537,939	19,109	—
Expiring 07/05/18	Citigroup Global Markets	ZAR	68,078	5,058,975	4,958,950	100,025	—
Expiring 07/05/18	Citigroup Global Markets	ZAR	34,039	2,525,814	2,479,475	46,339	—
Expiring 07/05/18	Citigroup Global Markets	ZAR	34,039	2,507,091	2,479,475	27,616	—
Expiring 07/05/18	Citigroup Global Markets	ZAR	6,100	449,540	444,337	5,203	—
Expiring 07/05/18	Deutsche Bank AG	ZAR	68,078	5,001,904	4,958,950	42,954	—
Expiring 07/05/18	Deutsche Bank AG	ZAR	34,039	2,510,307	2,479,475	30,832	—
Expiring 07/05/18	Deutsche Bank AG	ZAR	34,039	2,509,659	2,479,475	30,184	—
Expiring 07/05/18	Deutsche Bank AG	ZAR	34,039	2,504,591	2,479,475	25,116	—
Expiring 07/05/18	Deutsche Bank AG	ZAR	16,590	1,217,152	1,208,451	8,701	—
Expiring 07/05/18	Deutsche Bank AG	ZAR	5,456	395,411	397,427	—	(2,016)
Expiring 07/05/18	JPMorgan Chase	ZAR	62,744	4,569,285	4,570,410	—	(1,125)
Expiring 07/05/18	JPMorgan Chase	ZAR	62,123	4,878,706	4,525,175	353,531	—
Expiring 07/05/18	JPMorgan Chase	ZAR	34,039	2,527,830	2,479,475	48,355	—
Expiring 07/05/18	JPMorgan Chase	ZAR	26,315	1,896,149	1,916,842	—	(20,693)
Expiring 07/05/18	JPMorgan Chase	ZAR	5,910	441,572	430,497	11,075	—
Expiring 07/05/18	JPMorgan Chase	ZAR	3,940	293,756	286,998	6,758	—
Expiring 08/03/18	Bank of America	ZAR	233,535	16,796,374	16,946,084	—	(149,710)
Expiring 08/03/18	Deutsche Bank AG	ZAR	8,110	589,267	588,489	778	—
Expiring 08/03/18	JPMorgan Chase	ZAR	33,803	2,434,277	2,452,859	—	(18,582)
South Korean Won,
Expiring 07/05/18	Bank of America	KRW	477,690	444,164	428,679	15,485	—
Expiring 07/05/18	Deutsche Bank AG	KRW	3,978,165	3,599,172	3,570,006	29,166	—
Expiring 07/05/18	JPMorgan Chase	KRW	26,720,859	24,902,248	23,979,305	922,943	—
Expiring 07/05/18	JPMorgan Chase	KRW	1,478,209	1,337,322	1,326,545	10,777	—
Expiring 07/05/18	JPMorgan Chase	KRW	1,202,140	1,069,681	1,078,800	—	(9,119)
Expiring 08/03/18	JPMorgan Chase	KRW	29,121,583	25,926,643	26,154,174	—	(227,531)

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Swedish Krona,
Expiring 07/05/18	Bank of America	SEK	302,296	$33,578,076	$33,766,029	$—	$(187,953)
Expiring 07/05/18	Bank of America	SEK	64,702	7,179,521	7,227,121	—	(47,600)
Expiring 07/05/18	Citigroup Global Markets	SEK	64,702	7,410,048	7,227,120	182,928	—
Expiring 07/05/18	Citigroup Global Markets	SEK	3,880	440,447	433,391	7,056	—
Expiring 07/05/18	Citigroup Global Markets	SEK	1,070	118,739	119,518	—	(779)
Expiring 07/05/18	Deutsche Bank AG	SEK	426,976	48,962,729	47,692,607	1,270,122	—
Expiring 07/05/18	Deutsche Bank AG	SEK	301,226	33,425,160	33,646,513	—	(221,353)
Expiring 07/05/18	JPMorgan Chase	SEK	131,718	15,056,927	14,712,711	344,216	—
Expiring 07/05/18	JPMorgan Chase	SEK	87,783	10,006,036	9,805,236	200,800	—
Expiring 07/05/18	JPMorgan Chase	SEK	12,993	1,495,477	1,451,299	44,178	—
Expiring 07/05/18	JPMorgan Chase	SEK	11,850	1,361,955	1,323,628	38,327	—
Expiring 07/05/18	JPMorgan Chase	SEK	8,631	977,907	964,071	13,836	—
Expiring 07/05/18	JPMorgan Chase	SEK	7,900	906,608	882,419	24,189	—
Expiring 07/05/18	JPMorgan Chase	SEK	6,665	770,304	744,471	25,833	—
Expiring 07/05/18	JPMorgan Chase	SEK	6,497	755,922	725,706	30,216	—
Expiring 07/05/18	JPMorgan Chase	SEK	6,497	754,619	725,705	28,914	—
Expiring 07/05/18	JPMorgan Chase	SEK	6,497	752,863	725,705	27,158	—
Expiring 07/05/18	JPMorgan Chase	SEK	6,497	752,294	725,705	26,589	—
Expiring 07/05/18	JPMorgan Chase	SEK	6,497	749,952	725,705	24,247	—
Expiring 07/05/18	JPMorgan Chase	SEK	4,878	555,845	544,865	10,980	—
Expiring 07/05/18	JPMorgan Chase	SEK	1,626	185,333	181,622	3,711	—
Expiring 08/03/18	Bank of America	SEK	343,581	38,246,836	38,463,104	—	(216,268)
Swiss Franc,
Expiring 07/05/18	Deutsche Bank AG	CHF	25,658	25,716,478	25,922,842	—	(206,364)
Expiring 07/05/18	Deutsche Bank AG	CHF	12,815	13,051,506	12,947,277	104,229	—
Expiring 07/05/18	JPMorgan Chase	CHF	25,658	25,755,485	25,922,844	—	(167,359)
Expiring 07/05/18	JPMorgan Chase	CHF	12,214	12,323,768	12,340,074	—	(16,306)
Expiring 07/05/18	JPMorgan Chase	CHF	12,214	12,267,351	12,340,074	—	(72,723)
Expiring 07/05/18	JPMorgan Chase	CHF	10,798	10,823,261	10,909,457	—	(86,196)
Expiring 07/05/18	JPMorgan Chase	CHF	9,765	9,796,574	9,865,795	—	(69,221)
Expiring 08/03/18	JPMorgan Chase	CHF	33,373	33,581,744	33,803,282	—	(221,538)
Thai Baht,
Expiring 07/05/18	Citigroup Global Markets	THB	281,202	8,806,524	8,489,130	317,394	—
Expiring 07/05/18	Citigroup Global Markets	THB	63,060	1,917,708	1,903,701	14,007	—
Expiring 07/05/18	JPMorgan Chase	THB	308,020	9,286,438	9,298,731	—	(12,293)
Expiring 07/05/18	JPMorgan Chase	THB	26,430	824,520	797,888	26,632	—
Expiring 07/05/18	JPMorgan Chase	THB	13,125	408,637	396,227	12,410	—
Expiring 07/05/18	JPMorgan Chase	THB	13,125	408,548	396,227	12,321	—
Expiring 08/03/18	JPMorgan Chase	THB	332,090	10,011,275	10,032,981	—	(21,706)
Turkish Lira,
Expiring 07/05/18	Bank of America	TRY	82,962	18,007,490	18,012,240	—	(4,750)
Expiring 07/05/18	Bank of America	TRY	22,631	4,848,738	4,913,515	—	(64,777)
Expiring 07/05/18	Bank of America	TRY	11,330	2,486,342	2,459,905	26,437	—
Expiring 07/05/18	Bank of America	TRY	4,886	1,043,103	1,060,820	—	(17,717)
Expiring 07/05/18	Citigroup Global Markets	TRY	5,665	1,246,096	1,229,953	16,143	—
Expiring 07/05/18	Deutsche Bank AG	TRY	82,962	18,004,324	18,012,240	—	(7,916)
Expiring 07/05/18	Deutsche Bank AG	TRY	11,316	2,378,162	2,456,866	—	(78,704)
Expiring 07/05/18	Deutsche Bank AG	TRY	2,450	513,904	531,931	—	(18,027)
Expiring 07/05/18	JPMorgan Chase	TRY	22,897	5,011,326	4,971,267	40,059	—
Expiring 07/05/18	JPMorgan Chase	TRY	11,449	2,525,517	2,485,743	39,774	—
Expiring 07/05/18	JPMorgan Chase	TRY	11,449	2,516,247	2,485,742	30,505	—
Expiring 07/05/18	JPMorgan Chase	TRY	11,449	2,468,910	2,485,743	—	(16,833)

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Turkish Lira (continued),
Expiring 07/05/18	JPMorgan Chase	TRY	11,449	$2,465,263	$2,485,743	$—	$(20,480)
Expiring 07/05/18	JPMorgan Chase	TRY	11,449	2,465,151	2,485,742	—	(20,591)
Expiring 07/05/18	JPMorgan Chase	TRY	11,449	2,446,368	2,485,743	—	(39,375)
Expiring 07/05/18	JPMorgan Chase	TRY	11,330	2,489,180	2,459,906	29,274	—
Expiring 07/05/18	JPMorgan Chase	TRY	11,316	2,437,643	2,456,866	—	(19,223)
Expiring 07/05/18	JPMorgan Chase	TRY	11,316	2,370,707	2,456,866	—	(86,159)
Expiring 07/05/18	JPMorgan Chase	TRY	11,316	2,370,290	2,456,866	—	(86,576)
Expiring 08/03/18	Deutsche Bank AG	TRY	64,102	13,746,935	13,741,959	4,976	—
Expiring 08/03/18	JPMorgan Chase	TRY	11,555	2,471,922	2,477,120	—	(5,198)

				$4,504,652,298	$4,494,277,231	26,682,841	(16,307,774)

						$44,237,315	$(30,321,856)

Credit default swap agreements outstanding at June 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1):
CMBX.NA.8.AAA	10/17/57	0.500%(M)	1,505	$(4,743)	$13,426	$(18,169)	Morgan Stanley
CMBX.NA.9.AAA	09/17/58	0.500%(M)	1,510	525	33,098	(32,573)	Morgan Stanley

				$(4,218)	$46,524	$(50,742)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.BBB-.6	05/11/63	3.000%(M)	2,475	*	$(255,307)	$(316,972)	$61,665	Morgan Stanley
CMBX.NA.BBB-.6	05/11/63	3.000%(M)	5	*	(516)	(640)	124	Morgan Stanley

					$(255,823)	$(317,612)	$61,789

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. The implied credit spread is not readily available.

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	6,850	09/19/23	2.760%(S)	6 Month BBSW(1)(S)	$667	$(57,148)	$(57,815)
CAD	9,810	03/20/23	2.620%(S)	3 Month CDOR(1)(S)	10,683	(9,625)	(20,308)
CAD	6,940	09/19/23	2.460%(S)	3 Month CDOR(1)(S)	(1,035)	5,937	6,972
CAD	7,160	03/22/28	2.810%(S)	3 Month CDOR(1)(S)	11,536	(27,967)	(39,503)
CAD	3,265	09/19/28	2.610%(S)	3 Month CDOR(1)(S)	(4,202)	(4,468)	(266)
EUR	5,925	03/18/23	0.790%(A)	6 Month EURIBOR(2)(S)	(28,187)	68,516	96,703
EUR	8,265	09/19/23	0.620%(A)	6 Month EURIBOR(2)(S)	1,021	145,613	144,592
EUR	1,880	09/19/28	1.190%(A)	6 Month EURIBOR(2)(S)	229	57,471	57,242
GBP	471,085	06/19/20	1.090%(T)	1 Day SONIA(2)(T)	854,899	1,084,846	229,947
GBP	5,360	03/20/23	1.478%(S)	6 Month GBP LIBOR(1)(S)	14,323	(3,481)	(17,804)
GBP	3,750	09/19/23	1.480%(S)	6 Month GBP LIBOR(1)(S)	(495)	(33,199)	(32,704)
GBP	3,755	03/22/28	1.770%(S)	6 Month GBP LIBOR(1)(S)	14,522	(4,357)	(18,879)
GBP	1,730	09/19/28	1.680%(S)	6 Month GBP LIBOR(1)(S)	(1,199)	(27,980)	(26,781)
GBP	7,915	07/22/47	1.570%(S)	6 Month GBP LIBOR(1)(S)	652,198	87,681	(564,517)
JPY	806,535	03/20/23	0.210%(S)	6 Month JPY LIBOR(1)(S)	2,212	(15,364)	(17,576)
JPY	240,780	09/19/28	0.340%(S)	6 Month JPY LIBOR(1)(S)	1,806	(7,645)	(9,451)
NOK	60,450	03/20/23	2.059%(A)	6 Month NIBOR(2)(S)	(22,759)	10,343	33,102
NOK	83,750	09/19/23	2.130%(A)	6 Month NIBOR(2)(S)	(4,484)	130,932	135,416
NOK	19,815	09/19/28	2.360%(A)	6 Month NIBOR(2)(S)	(16,004)	38,855	54,859
NOK	45,835	09/20/28	2.700%(A)	6 Month NIBOR(1)(S)	—	(37,595)	(37,595)
NZD	287,885	12/20/21	2.900%(S)	3 Month BBR(2)(Q)	287,143	1,418,170	1,131,027
NZD	83,090	12/20/21	2.750%(S)	3 Month BBR(2)(Q)	(15,681)	249,811	265,492
NZD	95,790	09/16/22	2.900%(S)	3 Month BBR(2)(Q)	32,020	206,072	174,052
NZD	10,905	03/20/23	3.160%(S)	3 Month BBR(2)(Q)	812	88,621	87,809
NZD	14,900	09/19/23	2.880%(S)	3 Month BBR(2)(Q)	—	138,191	138,191
NZD	3,565	09/19/28	3.310%(S)	3 Month BBR(2)(Q)	2,203	52,372	50,169
SEK	58,655	03/20/23	1.130%(A)	3 Month STIBOR(2)(Q)	(22,539)	86,554	109,093
SEK	83,750	09/19/23	0.810%(A)	3 Month STIBOR(2)(Q)	(17,096)	150,829	167,925
SEK	19,260	09/19/28	1.510%(A)	3 Month STIBOR(2)(Q)	(3,552)	67,962	71,514

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
	131,460	06/21/21	3.124%(S)	3 Month LIBOR(2)(Q)	$—	$323,319	$323,319
	131,455	06/21/21	3.082%(S)	3 Month LIBOR(2)(Q)	—	218,661	218,661
	130,925	06/21/21	3.030%(S)	3 Month LIBOR(2)(Q)	122,076	87,190	(34,886)
	8,035	03/20/23	2.680%(S)	3 Month LIBOR(1)(Q)	16,869	60,534	43,665
	5,425	09/19/23	2.860%(S)	3 Month LIBOR(1)(Q)	(3,281)	11,153	14,434
	5,875	03/15/28	2.870%(S)	3 Month LIBOR(1)(Q)	12,085	24,206	12,121
	2,570	09/19/28	2.950%(S)	3 Month LIBOR(1)(Q)	(7,291)	(1,586)	5,705
	29,580	06/19/29	3.215%(S)	3 Month LIBOR(1)(Q)	—	(613,771)	(613,771)
	29,580	06/19/29	3.186%(S)	3 Month LIBOR(1)(Q)	—	(540,485)	(540,485)
	29,400	06/19/29	3.120%(S)	3 Month LIBOR(1)(Q)	(157,200)	(369,590)	(212,390)
	13,820	02/15/46	2.433%(S)	3 Month LIBOR(1)(Q)	1,271,855	1,299,966	28,111
	10,200	02/15/46	2.515%(S)	3 Month LIBOR(1)(Q)	—	789,154	789,154
ZAR	1,143,055	09/18/20	7.710%(Q)	3 Month JIBAR(2)(Q)	3,339	81,744	78,405
ZAR	77,415	09/19/28	8.100%(Q)	3 Month JIBAR(1)(Q)	126,882	95,155	(31,727)

					$3,134,375	$5,325,597	$2,191,222

Securities with a combined market value of $9,906,211 have been segregated with Morgan Stanley to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$46,524	$(317,612)	$61,789	$(50,742)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$53,008,015	$—
Consumer Loans	—	19,345,980	—
Credit Cards	—	9,914,931	—
Commercial Mortgage-Backed Securities	—	28,971,847	—

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Corporate Bonds
Belgium	$—	$8,088,349	$—
Brazil	—	9,795,528	—
Canada	—	6,922,949	—
Denmark	—	8,005,917	—
France	—	65,127,818	—
Germany	—	34,813,306	—
Hong Kong	—	2,484,191	—
Ireland	—	2,444,079	—
Italy	—	13,694,899	—
Mexico	—	3,055,858	—
Netherlands	—	29,572,113	—
Spain	—	22,434,249	—
Sweden	—	7,042,678	—
Switzerland	—	9,784,213	—
United Kingdom	—	51,763,775	—
United States	—	366,948,361	—
Municipal Bonds	—	10,074,036	—
Sovereign Bonds	—	823,150,049	—
U.S. Government Agency Obligations	—	191,942,434	—
U.S. Treasury Obligations	—	183,918,247	—
Unaffiliated Fund	98,036,821	—	—
Affiliated Mutual Fund	26,477,677	—	—
Options Purchased	—	5,202	—
Other Financial Instruments*
Futures Contracts	6,166,156	—	—
OTC Forward Foreign Currency Exchange Contracts	—	13,915,459	—
OTC Credit Default Swap Agreements	—	(260,041)	—
Centrally Cleared Interest Rate Swap Agreements	—	2,191,222	—

Total	$130,680,654	$1,978,155,664	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Sovereign Bonds	40.9%
Banks	11.9
U.S. Government Agency Obligations	9.5
U.S. Treasury Obligations	9.2
Unaffiliated Fund	4.9
Auto Manufacturers	4.1
Media	2.9
Automobiles	2.6
Electric	2.3
Agriculture	1.5
Oil & Gas	1.5
Commercial Mortgage-Backed Securities	1.4
Insurance	1.4
Affiliated Mutual Fund (1.3% represents investments purchased with collateral from securities on loan)	1.3
Diversified Financial Services	1.3
Telecommunications	1.1
Consumer Loans	1.0

Pipelines	0.9%
Software	0.7
Pharmaceuticals	0.6
Beverages	0.5
Municipal Bonds	0.5
Credit Cards	0.5
Healthcare-Services	0.5
Trucking & Leasing	0.3
Semiconductors	0.2
Foods	0.1
Holding Companies-Diversified	0.1
Miscellaneous Manufacturing	0.1
Options Purchased	0.0 *

103.8
Liabilities in excess of other assets	(3.8)

100.0

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$46,524		Premiums received for OTC swap agreements	$317,612
Credit contracts	Unrealized appreciation on OTC swap agreements	61,789		Unrealized depreciation on OTC swap agreements	50,742
Foreign exchange contracts	Due from/to broker — variation margin futures	1,919,581	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	44,237,315		Unrealized depreciation on OTC forward foreign currency exchange contracts	30,321,856
Interest rate contracts	Due from/to broker — variation margin futures	5,234,457	*	Due from/to broker — variation margin futures	987,882	*
Interest rate contracts	Due from/to broker — variation margin swaps	4,467,680	*	Due from/to broker — variation margin swaps	2,276,458	*
Interest rate contracts	Unaffiliated investments	5,202		—	—

Total		$55,972,548			$33,954,550

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward Currency Contracts	Swaps
Credit contracts	$—	$—	$—	$29,999
Foreign exchange contracts	(69,031)	2,261,144	1,097,993	—
Interest rate contracts	—	16,087,816	—	1,641,278

Total	$(69,031)	$18,348,960	$1,097,993	$1,671,277

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Futures	Forward Currency Contracts	Swaps
Credit contracts	$—	$—	$—	$111,110
Foreign exchange contracts	53,693	4,679,406	14,702,932	—
Interest rate contracts	(33,754)	3,296,513	—	3,011,384

Total	$19,939	$7,975,919	$14,702,932	$3,122,494

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Forward Foreign Currency Exchange Contracts- Purchased(2)	Forward Foreign Currency Exchange Contracts- Sold(2)	Credit Default Swap Agreements- Buy Protection(3)	Credit Default Swap Agreements- Sell Protection(3)	Interest Rate Swap Agreements(3)
$131,286	$961,996,277	$1,362,603,358	$2,504,428,126	$3,439,236,957	$3,015,000	$2,480,000	$1,626,107,171

(1)	Cost.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$25,853,215	$(25,853,215)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$11,313,363	$(5,003,985)	$6,309,378	$(130,000)	$6,179,378
Citigroup Global Markets	10,232,448	(6,048,537)	4,183,911	—	4,183,911
Deutsche Bank AG	8,578,324	(5,929,424)	2,648,900	—	2,648,900
JPMorgan Chase.	14,118,382	(13,339,910)	778,472	(778,472)	—
Morgan Stanley	108,313	(368,354)	(260,041)	260,041	—

	$44,350,830	$(30,690,210)	$13,660,620	$(648,431)	$13,012,189

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $25,853,215:
Unaffiliated investments (cost $2,063,284,869)	$2,060,345,845
Affiliated investments (cost $26,476,050)	26,477,677
Unrealized appreciation on OTC forward foreign currency contracts	44,237,315
Dividends and interest receivable	11,361,524
Receivable for investments sold	2,610,186
Tax reclaim receivable	270,660
Due from broker-variation margin swaps	262,298
Unrealized appreciation on OTC swap agreements	61,789
Premiums paid for OTC swap agreements	46,524
Deposit with broker for futures.	32,042
Receivable for portfolio shares sold.	20,958
Prepaid expenses	2,074

Total Assets	2,145,728,892

LIABILITIES:
Payable for investments purchased.	75,188,183
Unrealized depreciation on OTC forward foreign currency contracts	30,321,856
Payable to broker for collateral for securities on loan	26,429,049
Due to broker-variation margin futures	1,422,275
Management fees payable	483,311
Premiums received for OTC swap agreements	317,612
Accrued expenses and other liabilities	175,904
Distribution fee payable	68,552
Unrealized depreciation on OTC swap agreements	50,742
Payable to custodian	7,609
Affiliated transfer agent fee payable	365
Payable for portfolio shares repurchased	113

Total Liabilities	134,465,571

NET ASSETS	$2,011,263,321

Net assets were comprised of:
Partners Equity	$2,011,263,321

Net asset value and redemption price per share, $2,011,263,321 / 187,529,799 outstanding shares of beneficial interest.	$10.73

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income (net) (foreign withholding tax $212,956, of which $46,451 is reimbursable by an affiliate)	$19,275,108
Unaffiliated dividend income	192,930
Income from securities lending, net (including affiliated incomeof $21,981)	21,981

19,490,019

EXPENSES
Management fees	6,125,188
Distribution fee	2,478,822
Custodian and accounting fees	192,148
Audit fee	28,117
Trustees’ fees	14,265
Legal fees and expenses	7,452
Shareholders’ reports	6,348
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,467
Miscellaneous	21,497

Total expenses.	8,877,304

NET INVESTMENT INCOME (LOSS)	10,612,715

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $8,997)	(7,276,973)
Futures transactions	18,348,960
Swap agreements transactions	1,671,277
Forward currency contracts transactions	1,097,993
Foreign currency transactions	10,820,528

24,661,785

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,302)	(46,581,982)
Futures	7,975,919
Swap agreements	3,122,494
Forward currency contracts	14,702,932
Foreign currencies	(10,926)

(20,791,563)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	3,870,222

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,482,937

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,612,715	$18,370,412
Net realized gain (loss) on investment and foreign currency transactions	24,661,785	(44,311,204)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(20,791,563)	73,631,501

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,482,937	47,690,709

FUND SHARE TRANSACTIONS:
Fund share sold [10,588,069 and 58,421,732 shares, respectively]	112,545,558	609,704,242
Fund share repurchased [11,644,987 and 18,668,869 shares, respectively].	(123,658,816)	(196,381,956)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS.	(11,113,258)	413,322,286

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,369,679	461,012,995
NET ASSETS:
Beginning of period	2,007,893,642	1,546,880,647

End of period	$2,011,263,321	$2,007,893,642

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 67.3%
COMMON STOCKS — 54.4%	Shares	Value
Austria — 0.1%
ams AG*	139	$10,308

Belgium — 0.2%
UCB SA	357	27,985

Brazil — 0.0%
IRB Brasil Resseguros SA	550	6,731

Canada — 0.9%
Canadian Natural Resources Ltd.	3,088	111,384
Raging River Exploration, Inc.*	7,330	31,781
Vermilion Energy, Inc.	709	25,569

		168,734

China — 3.5%
AAC Technologies Holdings, Inc.	2,184	30,670
Alibaba Group Holding Ltd., ADR*(a)	688	127,645
Anhui Conch Cement Co. Ltd. (Class H Stock)	600	3,422
ANTA Sports Products Ltd.	1,600	8,437
Baozun, Inc., ADR*	96	5,251
China Eastern Airlines Corp. Ltd. (Class H Stock)	6,000	4,047
China Everbright Greentech Ltd., 144A	4,000	4,171
China Medical System Holdings Ltd.	1,900	3,785
China Mengniu Dairy Co. Ltd.*	4,700	15,852
China Merchants Bank Co. Ltd. (Class H Stock)*	950	3,494
China New Higher Education Group Ltd., 144A	5,000	4,600
China Resources Beer Holdings Co. Ltd.	1,500	7,264
China Resources Gas Group Ltd.	3,500	15,131
China Resources Pharmaceutical Group Ltd., 144A	9,000	12,444
China Southern Airlines Co. Ltd. (Class H Stock)	4,000	3,134
CNOOC Ltd., ADR	39	6,678
Country Garden Services Holdings Co. Ltd.*	931	1,194
ENN Energy Holdings Ltd.	750	7,345
Guangdong Investment Ltd.	9,000	14,244
Hua Hong Semiconductor Ltd., 144A	1,000	3,418
JD.com, Inc., ADR*	359	13,983
MMG Ltd.*	8,000	5,569
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	600	5,495
Semiconductor Manufacturing International Corp.*	4,600	5,960
Shanghai Fosun Pharmaceutical Group Co. Ltd. (Class H Stock)	700	3,827
Shenzhou International Group Holdings Ltd.	600	7,383
Shimao Property Holdings Ltd.	1,300	3,389
Shougang Fushan Resources Group Ltd.	10,000	2,373
Silergy Corp.	926	22,501
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	5,000	3,040
Sunny Optical Technology Group Co. Ltd.	3,973	73,689
Tencent Holdings Ltd.	3,558	178,666
TravelSky Technology Ltd. (Class H Stock)	2,800	8,127
Tsingtao Brewery Co. Ltd. (Class H Stock)	2,300	12,602
Want Want China Holdings Ltd.	13,200	11,738

COMMON STOCKS (continued)	Shares	Value
China (continued)
Weichai Power Co. Ltd. (Class H Stock)	2,000	$2,748
Zai Lab Ltd., ADR*	140	3,255

		646,571

Colombia — 0.1%
Bancolombia SA, ADR	300	14,334

Denmark — 0.1%
Genmab A/S*	117	18,003
Zealand Pharma A/S, ADR*	283	3,588

		21,591

France — 0.6%
Essilor International Cie Generale d’Optique SA	153	21,572
JCDecaux SA	678	22,640
Publicis Groupe SA	639	43,850
Television Francaise 1	1,612	16,954

		105,016

Germany — 0.0%
Siemens Healthineers AG, 144A*	100	4,121

Hong Kong — 0.5%
AIA Group Ltd.	2,300	20,036
ASM Pacific Technology Ltd.	1,350	17,015
China Gas Holdings Ltd.	800	3,207
Haier Electronics Group Co. Ltd.	1,900	6,482
Lee & Man Paper Manufacturing Ltd.	6,101	6,155
Sino Biopharmaceutical Ltd.	7,477	11,419
Sun Art Retail Group Ltd.	4,800	6,262
Tongda Group Holdings Ltd.	57,633	11,648
United Laboratories International Holdings Ltd. (The)	10,000	10,398

		92,622

India — 0.1%
HDFC Bank Ltd., ADR	130	13,653
Infosys Ltd., ADR	730	14,184

		27,837

Ireland — 0.1%
Tarsus Group PLC	5,631	21,188

Israel — 0.1%
Teva Pharmaceutical Industries Ltd., ADR	797	19,383
Tower Semiconductor Ltd.*	302	6,647

		26,030

Japan — 12.2%
ADEKA Corp.	1,458	23,348
Aeon Delight Co. Ltd.	415	14,103
Amada Holdings Co. Ltd.	2,557	24,540
Asahi Group Holdings Ltd.	838	42,979
Asahi Intecc Co. Ltd.	253	9,552
Bandai Namco Holdings, Inc.	659	27,145
BML, Inc.	518	13,333
Bridgestone Corp.(a)	840	32,813
Canon Marketing Japan, Inc.	432	8,998
Chugai Pharmaceutical Co. Ltd.	228	11,938
CYBERDYNE, Inc.*	735	8,593
Daicel Corp.	3,702	40,895

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Daifuku Co. Ltd.	278	$12,146
DeNA Co. Ltd.	1,260	23,594
Dentsu, Inc.	528	24,994
Disco Corp.	103	17,535
DTS Corp.	467	17,326
Eisai Co. Ltd.	805	56,665
Enplas Corp.	467	12,995
FANUC Corp.	176	34,885
Ferrotec Holdings Corp.	313	4,810
Fujimi, Inc.	568	12,568
GMO Payment Gateway, Inc.	131	15,082
Harmonic Drive Systems, Inc.	195	8,230
Hazama Ando Corp.	3,076	27,959
Hikari Tsushin, Inc.	12	2,107
Hirata Corp.	99	7,085
Hitachi High-Technologies Corp.	763	31,039
Inter Action Corp.	759	10,214
Isuzu Motors Ltd.	1,941	25,732
ITOCHU Corp.	2,899	52,431
Japan Airlines Co. Ltd.	952	33,730
Japan Tobacco, Inc.(a)	1,706	47,677
JGC Corp.	1,209	24,319
JSR Corp.	1,809	30,743
KDDI Corp.	1,801	49,248
Keyence Corp.	85	47,941
Kinden Corp.	982	16,017
Kumagai Gumi Co. Ltd.	784	27,484
Kyocera Corp.	700	39,367
LaSalle Logiport REIT	40	39,650
Lasertec Corp.	146	4,091
Marui Group Co. Ltd.	1,737	36,538
Maxell Holdings Ltd.	657	11,055
MINEBEA MITSUMI, Inc.	556	9,370
Mitsubishi Electric Corp.	1,330	17,646
Mitsubishi UFJ Financial Group, Inc.	10,793	61,141
MS&AD Insurance Group Holdings, Inc.	1,207	37,488
Nexon Co. Ltd.*	3,655	53,032
NGK Spark Plug Co. Ltd.	662	18,820
Nidec Corp.	74	11,070
Nintendo Co. Ltd.	93	30,358
Nippon Telegraph & Telephone Corp.	1,882	85,496
Nippon Television Holdings, Inc.	3,741	63,054
Nishimatsuya Chain Co. Ltd.	1,330	15,285
Nissan Motor Co. Ltd.	3,072	29,891
Nissin Electric Co. Ltd.	1,290	11,862
Noritz Corp.	617	10,043
NSD Co. Ltd.	462	10,517
Ono Pharmaceutical Co. Ltd.	2,474	57,918
PKSHA Technology, Inc.*	38	4,654
Raksul, Inc.*	406	8,973
Rohm Co. Ltd.	135	11,281
San-In Godo Bank Ltd. (The)	1,783	15,917
Sanyo Chemical Industries Ltd.	320	13,848
SCREEN Holdings Co. Ltd.	171	11,976
Sekisui Chemical Co. Ltd.	1,866	31,742
Shimamura Co. Ltd.	176	15,474
Shionogi & Co. Ltd.	410	21,039
SMC Corp.	58	21,233
Sony Corp.	200	10,243

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Sony Financial Holdings, Inc.	2,110	$40,202
Sumitomo Electric Industries Ltd.	2,269	33,747
Sumitomo Mitsui Trust Holdings, Inc.	605	23,869
Suzuki Motor Corp.	733	40,394
T&D Holdings, Inc.	1,743	26,142
Tadano Ltd.	1,399	17,158
Taisei Corp.	591	32,546
Takeda Pharmaceutical Co. Ltd.	425	17,879
Takuma Co. Ltd.	1,798	21,865
Tazmo Co. Ltd.	416	5,812
TDK Corp.	171	17,412
Tokai Rika Co. Ltd.	1,146	21,727
Token Corp.	158	13,922
Tokio Marine Holdings, Inc.	1,318	61,660
Tokyo Electron Ltd.	209	35,876
Tokyo Seimitsu Co. Ltd.	395	13,019
Toshiba Plant Systems & Services Corp.	906	20,701
Toyota Industries Corp.	421	23,566
Yahoo Japan Corp.	5,234	17,340
Yamato Kogyo Co. Ltd.	896	27,029
Yume No Machi Souzou Iinkai Co. Ltd.	328	6,808

		2,271,539

Jordan — 0.0%
Hikma Pharmaceuticals PLC	202	3,984

Macau — 0.0%
Sands China Ltd.	600	3,199

Malaysia — 0.1%
Inari Amertron Bhd	26,795	14,940
Malaysia Airports Holdings Bhd	3,100	6,753

		21,693

Mexico — 0.1%
Wal-Mart de Mexico SAB de CV	5,000	13,197

Netherlands — 0.4%
Adyen NV, 144A*	2	1,102
ASML Holding NV	45	8,905
ASML Holding NV, Reg. Shares	112	22,173
Koninklijke Philips NV	277	11,736
Wolters Kluwer NV	481	27,021

		70,937

New Zealand — 0.0%
Xero Ltd.*	249	8,282

Peru — 0.1%
Credicorp Ltd	60	13,507

Russia — 0.3%
LUKOIL PJSC, ADR	100	6,859
Novatek PJSC, GDR	46	6,790
Rosneft Oil Co. PJSC, GDR	1,081	6,736
Yandex NV (Class A Stock)*	1,036	37,192

		57,577

Singapore — 0.2%
BOC Aviation Ltd., 144A	1,000	6,206
Kulicke & Soffa Industries, Inc.	629	14,983
UMS Holdings Ltd.	6,874	4,163

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Singapore (continued)
Venture Corp. Ltd.	563	$7,356

		32,708

South Korea — 2.7%
Amorepacific Corp.	11	3,184
BGF retail Co. Ltd.	39	6,823
Cafe24 Corp.*	83	13,345
Celltrion Healthcare Co. Ltd.*	150	14,880
Celltrion Pharm, Inc.*	163	13,221
Celltrion, Inc.*	49	13,313
CJ E&M Corp.	460	47,361
Com2uS Corp.	25	3,769
Cosmax, Inc.	96	13,995
Cuckoo Holdings Co. Ltd.	21	3,346
Daewoong Pharmaceutical Co. Ltd.	36	6,323
Dentium Co. Ltd.	89	7,119
Douzone Bizon Co. Ltd.	156	8,669
GS Engineering & Construction Corp.	153	6,324
GS Retail Co. Ltd.	169	6,669
HyVision System, Inc.	281	3,606
Jeju Air Co. Ltd.	85	3,197
Koh Young Technology, Inc.	94	8,593
Korea Investment Holdings Co. Ltd.	83	6,258
Korea Kolmar Co. Ltd.	44	3,335
Kumho Petrochemical Co. Ltd.	193	20,164
L&F Co. Ltd.	69	3,137
LG Household & Health Care Ltd.	21	26,315
Lotte Confectionery Co. Ltd.	7	1,136
LOTTE Himart Co. Ltd.	100	7,076
Maeil Dairies Co. Ltd.	79	6,319
Medy-Tox, Inc.	28	19,250
NCSoft Corp.	22	7,321
Orion Corp.	219	29,240
Ottogi Corp.	17	13,112
Samsung Electro-Mechanics Co. Ltd.	52	6,923
Samsung Electronics Co. Ltd.	2,121	88,848
Samsung SDI Co. Ltd.	34	6,521
SK Hynix, Inc.	859	65,936
SK Innovation Co. Ltd.	34	6,158
SKCKOLONPI, Inc.	147	6,521
WeMade Entertainment Co. Ltd.	63	2,681

		509,988

Sweden — 0.2%
Lundin Petroleum AB	1,101	34,946

Switzerland — 0.8%
Novartis AG	1,053	79,766
Roche Holding AG	180	39,934
Tecan Group AG	96	23,298

		142,998

Taiwan — 2.6%
Acer, Inc.*	15,000	12,232
Airtac International Group	840	11,923
ASPEED Technology, Inc.	526	13,772
Bizlink Holding, Inc.	2,156	15,163
Catcher Technology Co. Ltd.	1,978	22,085
Chailease Holding Co. Ltd.	2,000	6,541
China Life Insurance Co. Ltd.	13,000	13,671

COMMON STOCKS (continued)	Shares	Value
Taiwan (continued)
Chroma ATE, Inc.	6,432	$34,534
CTBC Financial Holding Co. Ltd.	9,000	6,467
E.Sun Financial Holding Co. Ltd.	20,000	13,925
Ennoconn Corp.	877	12,705
Formosa Chemicals & Fibre Corp.	3,500	13,928
Formosa Petrochemical Corp.	3,500	14,042
Getac Technology Corp.	3,453	4,980
Global Unichip Corp.	431	3,853
Globalwafers Co. Ltd.	2,691	44,552
Hota Industrial Manufacturing Co. Ltd.	1,791	8,633
Kingpak Technology, Inc.	1,215	7,912
LandMark Optoelectronics Corp.	793	7,395
Nanya Technology Corp.	5,200	14,115
Pan Jit International, Inc.	3,976	7,428
President Chain Store Corp.	600	6,799
Sino-American Silicon Products, Inc.*	8,523	34,227
Taiwan Semiconductor Manufacturing Co. Ltd.	8,807	62,539
Uni-President Enterprises Corp.	2,600	6,591
United Microelectronics Corp.	22,000	12,327
Voltronic Power Technology Corp.	238	4,064
Walsin Technology Corp.	2,392	32,654
Win Semiconductors Corp.	2,133	15,274
Yageo Corp.*	794	29,182

		493,513

Thailand — 0.1%
Fabrinet*	584	21,544

United Kingdom — 0.8%
AstraZeneca PLC, ADR	2,245	78,822
ITE Group PLC	4,793	5,054
Liberty Global PLC (Class C Stock)*	1,079	28,712
Mondi Ltd.	118	3,196
Smith & Nephew PLC	1,322	24,352

		140,136

United States — 27.5%
Abbott Laboratories	818	49,890
Acadia Healthcare Co., Inc.*	327	13,378
Advanced Micro Devices, Inc.*	2,018	30,250
Aetna, Inc.	59	10,827
Alkermes PLC*	890	36,632
Allergan PLC	478	79,692
Alliance Data Systems Corp.	76	17,723
Alnylam Pharmaceuticals, Inc.*	208	20,486
Alphabet, Inc. (Class A Stock)*	80	90,335
Alta Mesa Resources, Inc.*	7,843	53,411
Amazon.com, Inc.*	65	110,487
Anthem, Inc.	145	34,514
Apple, Inc.	274	50,720
Arena Pharmaceuticals, Inc.*	448	19,533
athenahealth, Inc.*	178	28,327
Baxter International, Inc.	188	13,882
Biogen, Inc.*	93	26,992
Booking Holdings, Inc.*	5	10,135
Boston Scientific Corp.*	2,764	90,383
Bristol-Myers Squibb Co.	2,143	118,594
Broadcom, Inc.	111	26,933
Callon Petroleum Co.*	2,976	31,962

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Cardinal Health, Inc.	312	$15,235
CBS Corp. (Class B Non-Voting Stock)	407	22,882
Celgene Corp.*	258	20,490
Centene Corp.*	97	11,951
Centennial Resource Development, Inc. (Class A Stock)*(a)	2,591	46,793
Cerner Corp.*	161	9,626
Charter Communications, Inc. (Class A Stock)*(a)	199	58,349
Cigna Corp.	155	26,342
Cinemark Holdings, Inc.	484	16,979
Comcast Corp. (Class A Stock)	6,480	212,609
CommScope Holding Co., Inc.*	1,281	37,412
Concho Resources, Inc.*	382	52,850
Continental Resources, Inc.*	507	32,833
Cray, Inc.*	426	10,480
Danaher Corp.	397	39,176
Delek US Holdings, Inc.	957	48,013
Diamondback Energy, Inc.	986	129,728
Edwards Lifesciences Corp.*	202	29,405
Electronic Arts, Inc.*	72	10,153
Eli Lilly & Co.	1,073	91,559
EOG Resources, Inc.	952	118,457
EQT Corp.	361	19,921
Equifax, Inc.	77	9,633
Extraction Oil & Gas, Inc.*	2,661	39,090
Facebook, Inc. (Class A Stock)*	650	126,308
FleetCor Technologies, Inc.*	179	37,706
Flex Ltd.*	4,045	57,075
FormFactor, Inc.*	1,972	26,228
Global Blood Therapeutics, Inc.*	382	17,266
Global Payments, Inc.	237	26,423
GoDaddy, Inc. (Class A Stock)*	263	18,568
Guidewire Software, Inc.*	405	35,956
Halliburton Co.	1,021	46,006
Harris Corp.	247	35,701
HCA Healthcare, Inc.	285	29,241
Heron Therapeutics, Inc.*	213	8,275
HMS Holdings Corp.*	623	13,469
Houghton Mifflin Harcourt Co.*	2,872	21,971
Humana, Inc.	47	13,989
II-VI, Inc.*	638	27,721
Incyte Corp.*	425	28,475
Integrated Device Technology, Inc.*	1,108	35,323
Intel Corp.	403	20,033
Interpublic Group of Cos., Inc. (The)	1,742	40,832
IPG Photonics Corp.*	53	11,693
Ironwood Pharmaceuticals, Inc.*	750	14,340
Itron, Inc.*	222	13,331
Jagged Peak Energy, Inc.*(a)	5,942	77,365
Johnson & Johnson	405	49,143
KLA-Tencor Corp.	158	16,200
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	786	29,184
LifePoint Health, Inc.*	130	6,344
Marvell Technology Group Ltd.	1,928	41,336
McKesson Corp.	334	44,556
Medicines Co. (The)*	520	19,084
Medtronic PLC	1,086	92,972

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Mercury Systems, Inc.*	272	$10,352
Microchip Technology, Inc.(a)	302	27,467
Micron Technology, Inc.*	712	37,337
Microsoft Corp.	393	38,754
Molina Healthcare, Inc.*	79	7,737
Motorola Solutions, Inc.	258	30,023
Mylan NV*	1,004	36,285
NetApp, Inc.	387	30,391
Netflix, Inc.*	132	51,669
New York Times Co. (The) (Class A Stock)	891	23,077
Newfield Exploration Co.*	1,865	56,416
Noble Energy, Inc.	397	14,006
NuVasive, Inc.*	141	7,349
NVIDIA Corp.	276	65,384
Omnicom Group, Inc.	331	25,245
OraSure Technologies, Inc.*	315	5,188
Outfront Media, Inc.	1,154	22,445
PayPal Holdings, Inc.*	530	44,133
Pioneer Natural Resources Co.	316	59,800
Plains GP Holdings LP (Class A Stock)*	1,244	29,744
Portola Pharmaceuticals, Inc.*	120	4,532
ProPetro Holding Corp.*	2,036	31,924
Quantenna Communications, Inc.*	329	5,113
Regeneron Pharmaceuticals, Inc.*	143	49,334
Roku, Inc.*	619	26,382
salesforce.com, Inc.*	442	60,289
Seattle Genetics, Inc.*	570	37,842
Select Energy Services, Inc. (Class A Stock)*	1,499	21,780
ServiceNow, Inc.*	245	42,255
Spotify Technology SA*	267	44,920
SRC Energy, Inc.*	2,857	31,484
Stryker Corp.	327	55,217
Syneos Health, Inc.*	229	10,740
Targa Resources Corp.	1,753	86,756
Teradyne, Inc.	918	34,948
Tesla, Inc.*	58	19,891
Thermo Fisher Scientific, Inc.	322	66,699
Twenty-First Century Fox, Inc. (Class A Stock)	1,739	86,411
Ultragenyx Pharmaceutical, Inc.*	275	21,139
UnitedHealth Group, Inc.	516	126,595
Vertex Pharmaceuticals, Inc.*	218	37,051
Viacom, Inc. (Class B Stock)	627	18,910
Viper Energy Partners LP	329	10,498
Visa, Inc. (Class A Stock)	468	61,987
Walgreens Boots Alliance, Inc.	164	9,842
Walt Disney Co. (The)	1,378	144,428
WellCare Health Plans, Inc.*	124	30,534
WEX, Inc.*	106	20,191
Workday, Inc. (Class A Stock)*	388	46,995
WPX Energy, Inc.*	3,615	65,178
Zebra Technologies Corp. (Class A Stock)*	163	23,350
Zimmer Biomet Holdings, Inc.	99	11,033

		5,124,216

TOTAL COMMON STOCKS (cost $9,602,667)		10,137,032

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Shares	Value
PREFERRED STOCKS — 0.1%
South Korea — 0.1%
Samsung Electronics Co. Ltd. (PRFC) (cost $23,042)	700	$23,638

	Units
RIGHTS* — 0.0%
United Kingdom — 0.0%
ITE Group PLC, expiring 07/10/18 (cost $4,310)	8,387	2,645

	Shares
UNAFFILIATED EXCHANGE TRADED FUND — 0.1%
TOPIX Exchange Traded Fund (cost $17,020)	1,032	16,771

	Units
WARRANTS* — 0.0%
United States — 0.0%
Alta Mesa Resources, Inc., expiring 02/09/23 (cost $1,760)	824	1,154

Interest Rate	Maturity Date		Principal Amount (000)#
SOVEREIGN BONDS — 12.7%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
3.000%	09/20/25	AUD	148	155,270
Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
3.900%	07/15/20	EUR	53	67,562
Canadian Government Bond (Canada),
Bonds
3.500%	12/01/45	CAD	96	92,228
Canadian Government Real Return Bond (Canada),
Bonds, TIPS
4.000%	12/01/31	CAD	57	92,634
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	90	24,438
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/26	EUR	169	228,147
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
3.375%	04/15/20	EUR	43	53,810
French Republic Government Bond OAT (France),
Bonds, TIPS
1.850%	07/25/27	EUR	65	106,492
Ireland Government Bond (Ireland),
Bonds
4.500%	04/18/20	EUR	37	47,129
5.400%	03/13/25	EUR	23	35,888
Italy Buoni Poliennali del Tesoro (Italy),
Sr. Unsec’d. Notes, 144A
4.750%	08/01/23	EUR	62	82,555
Unsec’d. Notes

Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
5.000%	09/01/40	EUR	37	$53,841
Unsec’d. Notes, TIPS
3.100%	09/15/26	EUR	157	228,991
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
0.600%	09/20/37	JPY	10,300	95,123
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes, TIPS
0.100%	03/10/26	JPY	25,300	242,422
Kingdom of Belgium Government Bond (Belgium),
Unsec’d. Notes, 144A
2.600%	06/22/24	EUR	46	61,877
Netherlands Government Bond (Netherlands),
Bonds, 144A
4.000%	01/15/37	EUR	46	83,468
Norway Government Bond (Norway),
Bonds, 144A
3.000%	03/14/24	NOK	596	79,443
3.750%	05/25/21	NOK	238	31,416
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
4.400%	10/31/23	EUR	63	88,726
Sweden Government Bond (Sweden),
Bonds
2.500%	05/12/25	SEK	465	60,377
5.000%	12/01/20	SEK	155	19,646
Sweden Inflation Linked Bond (Sweden),
Bonds, TIPS
1.000%	06/01/25	SEK	625	88,250
United Kingdom Gilt (United Kingdom),
Bonds
3.500%	01/22/45	GBP	24	43,303
3.750%	09/07/21	GBP	22	31,736
5.000%	03/07/25	GBP	22	36,306
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.625%	03/22/40	GBP	46	123,989

TOTAL SOVEREIGN BONDS (cost $2,361,814)				2,355,067

TOTAL LONG-TERM INVESTMENTS (cost $12,010,613)				12,536,307

	Shares
SHORT-TERM INVESTMENTS — 30.3%
AFFILIATED MUTUAL FUND — 1.4%
PGIM Institutional Money Market Fund (cost $256,428; includes $256,001 of cash collateral for securities on loan)(b)(w)	256,403	256,428

UNAFFILIATED MUTUAL FUND — 27.4%
Morgan Stanley Institutional Liquidity Funds — Government Portfolio (cost $5,110,086)	5,110,086	5,110,086

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(n) — 1.3%
U.S. Treasury Bills
1.769% (cost $239,717)	07/26/18	240	$239,724

OPTIONS PURCHASED~* — 0.2% (cost $158,889)			42,874

TOTAL SHORT-TERM INVESTMENTS (cost $5,765,120)			5,649,112

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 97.6% (cost $17,775,733)			18,185,419

OPTIONS WRITTEN~* — (0.0)% (premiums received $37,138)			(11,055)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 97.6% (cost $17,738,595)			18,174,364
Other assets in excess of liabilities(z) — 2.4%			454,363

NET ASSETS — 100.0%			$18,628,727

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $247,373; cash collateral of $256,001 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
S&P 500 Index	Call	07/20/18	$2,850.00	20	2		$700
S&P 500 Index	Call	07/20/18	$2,950.00	6	1		1
S&P 500 Index	Call	09/21/18	$2,850.00	4	—	(r)	5,120
S&P 500 Index	Call	09/21/18	$3,025.00	7	1		508
S&P 500 Index	Call	03/15/19	$3,300.00	16	2		2,560
iPath S&P 500 VIX Short-Term Futures	Put	01/18/19	$5.00	5	1		105

Total Exchange Traded (cost $59,525)							$8,994

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs JPY	Call	Bank of America	01/15/19	125.00	—	1,567	$665
S&P 500 Index	Put	Goldman Sachs & Co.	07/20/18	$2,425.00	6	1	13

Total OTC Traded Options (cost $39,399)							$678

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
4- Year x 30- Year Interest Rate Swap, 04/08/51	Put	Bank of America	04/06/21	5.17%	3 Month LIBOR(Q)	5.17%(S)	570	$2,694
4- Year x 30- Year Interest Rate Swap, 04/08/51	Put	Deutsche Bank AG	04/06/21	5.17%	3 Month LIBOR(Q)	5.17%(S)	505	2,387

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#		Value
7- Year x 10- Year Interest Rate Swap, 04/04/34	Put	Goldman Sachs & Co.	04/02/24	4.88%	3 Month LIBOR(Q)	4.88	%(S)		1,425	17,112
7- Year x 30- Year Interest Rate Swap, 04/10/54	Put	Morgan Stanley	04/08/24	3.92%	6Month EURIBOR(S)	3.92	%(A)	EUR	615	8,463
7- Year x 30- Year Interest Rate Swap, 04/10/54	Put	Goldman Sachs & Co.	04/08/24	3.92%	6Month EURIBOR(S)	3.92	%(A)	EUR	185	2,546

Total OTC Swaptions (cost $59,965)										$33,202

Total Options Purchased (cost $158,889)										$42,874

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
S&P 500 Index	Put	09/21/18	$2,375.00	2	—	(r)	$(2,400)
S&P 500 Index	Put	09/21/18	$2,500.00	1	—	(r)	(2,010)

Total Exchange Traded (premiums received $ 16,251)							$(4,410)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs JPY	Call	Bank of America	01/15/19	145.00	—		1,567	$(29)
iPath S&P 500 VIX Short-Term Futures	Call	Bank of America	09/21/18	$80.00	155		16	(140)
Consumer Staple SPDR	Put	Morgan Stanley	09/21/18	$48.00	340		34	(129)
Nikkei 225	Put	Morgan Stanley	08/10/18	21,000.00	84	JPY	8	(129)
S&P 500 Index	Put	Goldman Sachs & Co.	07/20/18	$2,550.00	6		1	(33)
S&P 500 Index	Put	Morgan Stanley	08/17/18	$2,450.00	6		1	(47)
S&P 500 Index	Put	Morgan Stanley	08/31/18	$2,500.00	6		1	(93)
S&P 500 Index	Put	Bank of America	08/31/18	$2,500.00	6		1	(93)
S&P 500 Index	Put	Morgan Stanley	09/21/18	$2,600.00	6		1	(195)
S&P 500 Index	Put	Goldman Sachs & Co.	09/28/18	$2,550.00	6		1	(182)
SPDR S&P Homebuilders ETF	Put	Goldman Sachs & Co.	09/21/18	$37.00	427		43	(239)

Total OTC Traded Options (premiums received $14,301)								$(1,309)

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay		Notional Amount (000)#	Value
iTraxx Europe S29.V1, 06/20/23	Call	Bank of America	07/18/18	70.00	iTraxx Europe S29.V1	(Q)	1.00%		EUR 657	(529)
iTraxx Europe S29.V1, 06/20/23	Call	Morgan Stanley	07/18/18	75.00	iTraxx Europe S29.V1	(Q)	1.00%		EUR 657	(1,513)
iTraxx Europe S29.V1, 06/20/23	Put	Morgan Stanley	07/18/18	75.00	1.00%		iTraxx Europe S29.V1	(Q)	EUR 657	(1,196)
iTraxx Europe S29.V1, 06/20/23	Put	Bank of America	07/18/18	70.00	1.00%		iTraxx Europe S29.V1	(Q)	EUR 657	(2,098)

Total OTC Swaptions (premiums received $6,586)										$(5,336)

Total Options Written (premiums received $37,138)										$(11,055)

(r)	Notional amount is less than $500 par.

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
38	90 Day Euro Dollar	Mar. 2019	$9,237,800	$(2,050)
8	2 Year U.S. Treasury Notes	Sep. 2018	1,694,625	(839)
5	3 Year Australian Treasury Bonds	Sep. 2018	1,121,769	—
4	5 Year Euro-Bobl	Sep. 2018	617,393	2,303
30	5 Year U.S. Treasury Notes	Sep. 2018	3,408,515	6,820
20	10 Year Canadian Government Bonds	Sep. 2018	2,079,793	39,008
4	10 Year Euro-Bund.	Sep. 2018	759,305	4,436
1	10 Year Japanese Bonds	Sep. 2018	1,362,417	1,445
3	10 Year U.K. Gilt	Sep. 2018	487,225	(369)
8	20 Year U.S. Treasury Bonds	Sep. 2018	1,160,000	24,500
4	30 Year Euro Buxl	Sep. 2018	830,073	18,311
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	319,125	6,940
1	Amsterdam Index	Jul. 2018	128,832	(2,896)
2	ASX SPI 200 Index	Sep. 2018	227,491	2,109
4	BIST National 30 Index	Aug. 2018	10,551	114
3	CAC40 10 Euro	Jul. 2018	186,399	(5,112)
15	Canadian Dollar Currency	Sep. 2018	1,142,400	(2,370)
12	Euro Schatz. DUA Index	Sep. 2018	1,570,716	940
19	Euro STOXX 50 Index Dividend	Dec. 2018	279,128	1,908
27	Euro STOXX 50 Index Dividend	Dec. 2019	388,142	(9,461)
1	Euro-OAT	Sep. 2018	180,472	1,857
2	FTSE 100 Index.	Sep. 2018	200,641	(858)
1	Hang Seng China Enterprises Index	Jul. 2018	69,268	(300)
2	Mini MSCI Emerging Markets Index	Sep. 2018	106,330	(6,275)
5	S&P 500 E-Mini Index	Sep. 2018	680,400	(13,020)
1	S&P Mid Cap 400 E-Mini Index	Sep. 2018	195,610	(3,892)
1	S&P/TSX 60 Index	Sep. 2018	146,549	826

				64,075

Short Positions:
38	90 Day Euro Dollar	Mar. 2020	9,216,900	3,800
2	10 Year Australian Treasury Bonds	Sep. 2018	1,460,335	(2,587)
12	10 Year Mini Japanese Government Bonds	Sep. 2018	1,634,900	(1,743)
28	10 Year U.S. Treasury Notes	Sep. 2018	3,365,250	(20,531)
15	Australian Dollar Currency	Sep. 2018	1,109,700	15,495
14	British Pound Currency	Sep. 2018	1,158,150	11,856
1	CBOE Volatility Index	Oct. 2018	17,075	(1,305)
19	Euro Currency	Sep. 2018	2,787,419	17,250
2	Euro STOXX 50 Index	Sep. 2018	79,200	526

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (continued):
5	Euro STOXX 50 Index Dividend	Dec. 2020	$72,929	$(29)
7	Euro STOXX 50 Index Dividend	Dec. 2021	99,403	(194)
2	FTSE/JSE Top 40 Index	Sep. 2018	75,358	(1,576)
1	IBEX 35 Index	Jul. 2018	112,130	2,250
7	Japanese Yen Currency	Sep. 2018	793,407	8,378
1	MSCI Taiwan Stock Index	Jul. 2018	38,760	(271)
1	Norwegian Krone Currency	Sep. 2018	245,900	3,740
4	SGX FTSE China A50 Index	Jul. 2018	46,120	2,048
1	Swedish Krona Currency	Sep. 2018	224,400	9,660
4	Swiss Franc Currency	Sep. 2018	507,750	3,975
8	TOPIX Index	Sep. 2018	1,250,418	28,058

				78,800

				$142,875

Cash and foreign currency of $404,216 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/31/18	Bank of America	AUD	100	$73,893	$74,014	$121	$—
Brazilian Real,
Expiring 07/03/18	Bank of America	BRL	540	140,049	139,260	—	(789)
Expiring 07/03/18	Citigroup Global Markets	BRL	1,270	330,635	327,518	—	(3,117)
Expiring 07/03/18	Citigroup Global Markets	BRL	155	40,199	39,972	—	(227)
Expiring 07/03/18	Deutsche Bank AG	BRL	730	189,325	188,258	—	(1,067)
Expiring 07/03/18	Deutsche Bank AG	BRL	155	41,416	39,972	—	(1,444)
Expiring 07/03/18	JPMorgan Chase	BRL	300	79,979	77,367	—	(2,612)
Expiring 08/02/18	Citigroup Global Markets	BRL	455	118,068	116,919	—	(1,149)
British Pound,
Expiring 07/31/18	Bank of America	GBP	105	138,924	138,781	—	(143)
Canadian Dollar,
Expiring 07/31/18	JPMorgan Chase	CAD	240	180,429	182,663	2,234	—
Euro,
Expiring 07/31/18	Deutsche Bank AG	EUR	227	265,004	265,728	724	—
Indian Rupee,
Expiring 07/31/18	Bank of America	INR	4,545	66,423	66,080	—	(343)
Japanese Yen,
Expiring 09/22/22	JPMorgan Chase	JPY	1,300	13,460	13,478	18	—
Mexican Peso,
Expiring 07/31/18	Citigroup Global Markets	MXN	930	46,519	46,586	67	—
New Taiwanese Dollar,
Expiring 07/31/18	Bank of America	TWD	4,990	164,183	164,006	—	(177)
New Zealand Dollar,
Expiring 07/31/18	Deutsche Bank AG	NZD	125	85,660	84,664	—	(996)
Norwegian Krone,
Expiring 07/31/18	Citigroup Global Markets	NOK	745	91,773	91,595	—	(178)
Polish Zloty,
Expiring 07/31/18	JPMorgan Chase	PLN	295	79,318	78,793	—	(525)

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Singapore Dollar,
Expiring 07/31/18	Deutsche Bank AG	SGD	325	$238,550	$238,682	$132	$—
South African Rand,
Expiring 07/31/18	Bank of America	ZAR	2,180	160,521	158,254	—	(2,267)
Expiring 09/19/18	Bank of America	ZAR	35	2,627	2,524	—	(103)
South Korean Won,
Expiring 07/31/18	Bank of America	KRW	470,040	421,958	422,101	143	—

				$2,968,913	$2,957,215	3,439	(15,137)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/31/18	Bank of America	AUD	200	$147,786	$148,027	$—	$(241)
Brazilian Real,
Expiring 07/03/18	Bank of America	BRL	300	79,703	77,367	2,336	—
Expiring 07/03/18	Bank of America	BRL	240	63,872	61,893	1,979	—
Expiring 07/03/18	Citigroup Global Markets	BRL	455	118,456	117,339	1,117	—
Expiring 07/03/18	Deutsche Bank AG	BRL	970	251,569	250,152	1,417	—
Expiring 07/03/18	Deutsche Bank AG	BRL	730	195,057	188,259	6,798	—
Expiring 07/03/18	Deutsche Bank AG	BRL	155	40,199	39,973	226	—
Expiring 07/03/18	JPMorgan Chase	BRL	300	77,805	77,367	438	—
Expiring 08/02/18	Citigroup Global Markets	BRL	1,270	329,554	326,347	3,207	—
British Pound,
Expiring 07/31/18	Bank of America	GBP	65	86,001	85,912	89	—
Expiring 07/31/18	JPMorgan Chase	GBP	110	145,302	145,390	—	(88)
Canadian Dollar,
Expiring 07/31/18	JPMorgan Chase	CAD	310	233,054	235,939	—	(2,885)
Euro,
Expiring 07/31/18	Deutsche Bank AG	EUR	240	280,181	280,947	—	(766)
Hungarian Forint,
Expiring 07/31/18	Citigroup Global Markets	HUF	76,235	272,772	270,891	1,881	—
Indian Rupee,
Expiring 07/31/18	Bank of America	INR	20,700	302,521	300,957	1,564	—
Japanese Yen,
Expiring 07/31/18	Bank of America	JPY	5,120	46,846	46,346	500	—
Expiring 07/31/18	JPMorgan Chase	JPY	8,315	75,665	75,268	397	—
Expiring 09/22/22	JPMorgan Chase	JPY	1,300	13,460	13,478	—	(18)
Mexican Peso,
Expiring 07/31/18	Citigroup Global Markets	MXN	5,045	252,352	252,714	—	(362)
New Taiwanese Dollar,
Expiring 07/31/18	Bank of America	TWD	14,485	476,590	476,076	514	—
New Zealand Dollar,
Expiring 07/31/18	Citigroup Global Markets	NZD	40	27,028	27,093	—	(65)
Expiring 07/31/18	Deutsche Bank AG	NZD	435	298,098	294,633	3,465	—
Norwegian Krone,
Expiring 07/31/18	Citigroup Global Markets	NOK	240	29,564	29,507	57	—
Polish Zloty,
Expiring 07/31/18	JPMorgan Chase	PLN	465	125,026	124,198	828	—
Singapore Dollar,
Expiring 07/31/18	Citigroup Global Markets	SGD	290	212,176	212,978	—	(802)
Expiring 07/31/18	Deutsche Bank AG	SGD	190	139,460	139,537	—	(77)

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
South African Rand,
Expiring 07/31/18	Bank of America	ZAR	2,350	$173,038	$170,594	$2,444	$—
Expiring 09/19/18	JPMorgan Chase	ZAR	870	65,311	62,738	2,573	—
South Korean Won,
Expiring 07/31/18	Bank of America	KRW	423,920	380,556	380,685	—	(129)
Expiring 09/19/18	Deutsche Bank AG	KRW	145,580	132,382	131,001	1,381	—
Swedish Krona,
Expiring 07/31/18	JPMorgan Chase	SEK	2,025	228,485	226,639	1,846	—
Swiss Franc,
Expiring 07/31/18	JPMorgan Chase	CHF	345	348,871	349,354	—	(483)

				$5,648,740	$5,619,599	35,057	(5,916)

						$38,496	$(21,053)

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices — Buy Protection(1):
CDX.EM.29	06/20/23	1.000%(Q)		155	$4,171	$6,274	$2,103
iTraxx Europe S29.V1	06/20/23	1.000%(Q)	EUR	70	(1,289)	(1,093)	196

					$2,882	$5,181	$2,299

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2018(4)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices — Sell Protection(2):
CDX.NA.HY.30	06/20/23	5.000%(Q)		1,041	3.607%	$66,042	$61,527	$(4,515)
CDX.NA.IG.30	06/20/23	1.000%(Q)		1,030	0.673%	16,674	15,587	(1,087)
iTraxx Europe Crossover S29.V1	06/20/23	5.000%(Q)	EUR	241	3.190%	22,543	22,997	454
iTraxx Europe S29.V1	06/20/23	1.000%(Q)	EUR	780	0.733%	11,834	12,177	343

						$117,093	$112,288	$(4,805)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices — Buy Protection(1):
iTraxx Europe S29.V1	06/20/23	1.000%(Q)	EUR	120	$(735)	$(1,292)	$557	Citigroup Global Markets
iTraxx Europe S29.V1	06/20/23	1.000%(Q)	EUR	65	(397)	(686)	289	BNP Paribas
iTraxx Europe S29.V1	06/20/23	1.000%(Q)	EUR	30	(184)	—	(184)	Morgan Stanley

					$(1,316)	$(1,978)	$662

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices — Sell Protection(2):
iTraxx Europe S29.V1	06/20/23	1.000%(Q)	EUR	310	0.899%	$1,898	$2,024	$(126)	BNP Paribas
iTraxx Europe S29.V1	06/20/23	1.000%(Q)	EUR	60	0.899%	367	592	(225)	BNP Paribas
iTraxx Europe S29.V1	06/20/23	1.000%(Q)	EUR	20	0.899%	122	253	(131)	Morgan Stanley

						$2,387	$2,869	$(482)

Cash of $210,242 has been segregated with Morgan Stanley to cover requirements for open centrally cleared swap contracts at June 30, 2018.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at June 30, 2018:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	6/28/19	662	Pay monthly payments based on 1 Month LIBOR +35bps and receive monthly variable payments based on the market fluctuation of Powershares DB Agriculture Fund	$9,172	$—	$9,172
Bank of America	6/28/19	623	Pay monthly payments based on 1 Month LIBOR +40bps and receive monthly variable payments based on the market fluctuation of Powershares DB Base Metal Fund	(7,829)	—	(7,829)
Bank of America	6/28/19	607	Pay monthly payments based on 1 Month LIBOR +40bps and receive monthly variable payments based on the market fluctuation of Powershares DB Energy	8,522	—	8,522
Bank of America	6/28/19	700	Pay monthly payments based on 1 Month LIBOR and receive monthly variable payments based on the market fluctuation of Powershares DB Precious Metals Fund	451	—	451
Bank of America	11/30/18	(11)	Receive monthly payments based on 1 Month LIBOR +40.5bps and pay monthly variable payments based on the market fluctuation of S&P 500 Energy Sector Total Return Index	(2)	—	(2)
Bank of America	2/28/19	(1)	Receive monthly payments based on 1 Month LIBOR -148bps and pay monthly variable payments based on the market fluctuation of iPath S&P 500 VIX Short-Term Futures ETN	—	—	—
Bank of America	4/30/19	(1)	Receive monthly payments based on 1 Month LIBOR -150bps and pay monthly variable payments based on the market fluctuation of iPath S&P 500 VIX Short-Term Futures ETN	1	—	1
Bank of America	6/28/19	(8)	Receive monthly payments based on 1 Month LIBOR -200bps and pay monthly variable payments based on the market fluctuation of Netmarble Games Corp.	13	—	13
Bank of America	6/28/19	(18)	Receive monthly payments based on 1 Month LIBOR -200bps and pay monthly variable payments based on the market fluctuation of Netmarble Games Corp.	29	—	29

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Bank of America	6/28/19		(2)	Receive monthly payments based on 1 Month LIBOR -325bps and pay monthly variable payments based on the market fluctuation of iPath S&P 500 VIX Short-Term Futures ETN	$—	$—	$—
Bank of America	2/28/19		(2)	Receive monthly payments based on 1 Month LIBOR -350bps and pay monthly variable payments based on the market fluctuation of iPath S&P 500 VIX Short-Term Futures ETN	—	—	—
Bank of America	5/31/19		(29)	Receive monthly payments based on 1 Month LIBOR -35bps and pay monthly variable payments based on the market fluctuation of Yandex N.V.	6	—	6
Bank of America	6/28/19		(8)	Receive monthly payments based on 1 Month LIBOR -40bps and pay monthly variable payments based on the market fluctuation of Mirae Asset Daewoo Co. Ltd.	14	—	14
Bank of America	5/31/19		(4)	Receive monthly payments based on 1 Month LIBOR -40bps and pay monthly variable payments based on the market fluctuation of Samsung Securities Co. Ltd.	8	—	8
				Receive monthly payments based on 1 Month LIBOR -40bps and pay monthly variable payments based on the market fluctuation of
Bank of America	6/28/19		(9)	Samsung Securities Co. Ltd.	14	—	14
Bank of America	6/28/19		(17)	Receive monthly payments based on 1 Month LIBOR -40bps and pay monthly variable payments based on the market fluctuation of the Mirae Asset Daewoo Co. Ltd.	27	—	27
Barclays Capital Group	3/29/19	HKD	(568)	Receive monthly payments based on 1 Month HIBOR -10bps and pay monthly variable payments based on the market fluctuation of MSCI China Health Care Index	(5)	—	(5)
Barclays Capital Group	3/29/19		HKD (159)	Receive monthly payments based on 1 Month HIBOR and pay monthly variable payments based on the market fluctuation of the MSCI China Health Care Index	(4)	—	(4)
Barclays Capital Group	4/30/19	HKD	(478)	Receive monthly payments based on 1 Month HIBOR and pay monthly variable payments based on the market fluctuation of the MSCI China Consumer Discretionary Index	(4)	—	(4)

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Barclays Capital Group	7/05/18	(740)	Receive monthly payments based on 1 Month LIBOR +10bps and pay monthly variable payments based on the market fluctuation of the S&P 500 Utility Sector Total Return Index	$(42,330)	$—	$(42,330)
Barclays Capital Group	7/05/18	(415)	Receive monthly payments based on 1 Month LIBOR +13bps and pay monthly variable payments based on the market fluctuation of the S&P 500 Industrial Sector Total Return Index	19,169	—	19,169
Barclays Capital Group	7/05/18	(248)	Receive monthly payments based on 1 Month LIBOR +16bps and pay monthly variable payments based on the market fluctuation of the S&P 500 Financial Sector Total Return Index	7,468	—	7,468
Barclays Capital Group	7/05/18	(584)	Receive monthly payments based on 1 Month LIBOR +17bps and pay monthly variable payments based on the market fluctuation of the S&P 500 Material Sector Total Return Index	15,386	—	15,386
Barclays Capital Group	6/28/19	(65)	Receive monthly payments based on 1 Month LIBOR +20bps and pay monthly variable payments based on the market fluctuation of MSCI Korea Material Index	(79)	—	(79)
Barclays Capital Group	6/28/19	(37)	Receive monthly payments based on 1 Month LIBOR +40bps and pay monthly variable payments based on the market fluctuation of MSCI Korea Consumer Discretionary Gross Total Return USD Index	(11)	—	(11)
Barclays Capital Group	5/31/19	(64)	Receive monthly payments based on 1 Month LIBOR +40bps and pay monthly variable payments based on the market fluctuation of MSCI Korea Information Technology Gross Total Return USD Index	(101)	—	(101)
Barclays Capital Group	3/29/19	(54)	Receive monthly payments based on 1 Month LIBOR +65bps and pay monthly variable payments based on the market fluctuation of the MSCI Korea Financials Gross Total Return USD Index	66	—	66
Barclays Capital Group	7/05/18	743	Receive monthly payments based on the market fluctuation of S&P 500 Energy Sector Total Return Index and pay monthly variable payments based on 1 Month LIBOR +23bps	9,122	—	9,122

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Barclays Capital Group	4/18/19	136	Receive monthly variable payments based on the market fluctuation of Barclays Volume Score Delta Hedged	$(29)	$—	$(29)
Citigroup Global Markets††	9/28/18	408	Pay monthly payments based on 1 Month LIBOR +95bps and receive monthly variable payments based on the market fluctuation of the Citi Merger & Acquisition US Total Return Index	—	—	—
Citigroup Global Markets	8/31/18	(1,182)	Receive monthly payments based on 1 Month LIBOR and pay monthly variable payments based on the market fluctuation of the S&P 500 Energy Sector Total Return Index	(205)	—	(205)
Citigroup Global Markets	11/30/18	(120)	Receive monthly payments based on 1 Month LIBOR +37bps and pay monthly variable payments based on the market fluctuation of the S&P 500 Energy Sector Total Return Index	20	—	20
Citigroup Global Markets	4/30/19	(1,888)	Receive monthly payments based on 1 Month LIBOR +38bps and pay monthly variable payments based on the market fluctuation of S&P North American Technology Sector Total Return Index	2,175	—	2,175
Citigroup Global Markets	5/31/19	24	Receive monthly payments based on 1 Month LIBOR -30bps and pay monthly variable payments based on the market fluctuation of the Gerdau SA	5	—	5
Citigroup Global Markets	6/28/19	(12)	Receive monthly payments based on 1 Month LIBOR -30bps and pay monthly variable payments based on the market fluctuation of Vipshop Holdings Ltd. ADR	(10)	—	(10)
Citigroup Global Markets	5/31/19	(26)	Receive monthly payments based on 1 Month LIBOR -310bps and pay monthly variable payments based on the market fluctuation of the Sociedad Quimica y Minera de Chile SA	(22)	—	(22)
Deutsche Bank AG	2/28/19	(158)	Receive monthly payments based on 1 Month LIBOR +44bps and pay monthly variable payments based on the market fluctuation of the S&P 500 Energy Sector Total Return Index	173	—	173
Deutsche Bank AG††	4/30/19	628	Receive monthly variable payments based on the market fluctuation of Deutsche Bank Custom Volatility Portfolio	(649)	—	(649)
Deutsche Bank AG	4/30/19	10	Receive monthly variable payments based on the market fluctuation of Deutsche Bank Variance Risk Premium 5	(10)	—	(10)

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Deutsche Bank AG	6/28/19	8	Receive monthly variable payments based on the market fluctuation of Deutsche Bank Variance Risk Premuim 5	$(11)	$—	$(11)
Goldman Sachs & Co.	5/31/19	3	Pay or receive monthly payments based on the market fluctuation of Goldman Sachs Dynamic Gamma US Series	(1)	—	(1)
Goldman Sachs & Co.	5/31/19	17	Pay or receive monthly payments based on the market fluctuation of Goldman Sachs Volatility Carry US Series 71 Excess Return Strategy	(4)	—	(4)
Goldman Sachs & Co.	5/31/19	HKD (201)	Receive monthly payments based on 1 Month HIBOR -175bps and pay monthly variable payments based on the market fluctuation of the Sunac China Holdings Ltd.	20	—	20
Goldman Sachs & Co.	5/31/19	HKD (193)	Receive monthly payments based on 1 Month HIBOR -250bps and pay monthly variable payments based on the market fluctuation of the China Evergrande Group	19	—	19
Goldman Sachs & Co.	6/28/19	HKD (174)	Receive monthly payments based on 1 Month HIBOR and pay monthly variable payments based on the market fluctuation of Brilliance China Automotive	(1,281)	—	(1,281)
Goldman Sachs & Co.	7/31/19	HKD (37)	Receive monthly payments based on 1 Month HIBOR and pay monthly variable payments based on the market fluctuation of Brilliance China Automotive	(167)	—	(167)
Goldman Sachs & Co.	6/28/19	HKD (211)	Receive monthly payments based on 1 Month HIBOR and pay monthly variable payments based on the market fluctuation of Geely Automobile Holdings Ltd.	(290)	—	(290)
Goldman Sachs & Co.	3/29/19	HKD (472)	Receive monthly payments based on 1 Month HIBOR and pay monthly variable payments based on the market fluctuation of the MSCI China Insurance Index	960	—	960
Goldman Sachs & Co.	4/30/19	(1,725)	Receive monthly payments based on 1 Month LIBOR +38bps and pay monthly variable payments based on the market fluctuation of MSCI Indices US Health Care	1,876	—	1,876
Goldman Sachs & Co.	6/28/19	(26)	Receive monthly payments based on 1 Month LIBOR -295bps and pay monthly variable payments based on the market fluctuation of iQIYI, Inc.	1,639	—	1,639
Goldman Sachs & Co.	6/28/19	(12)	Receive monthly payments based on 1 Month LIBOR -32.50bps and pay monthly variable payments based on the market fluctuation of Baozun, Inc.	17	—	17

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Goldman Sachs & Co.	6/28/19	(12)	Receive monthly payments based on 1 Month LIBOR -32.50bps and pay monthly variable payments based on the market fluctuation of China Lodging Group	$17	$—	$17
Goldman Sachs & Co.	6/28/19	(13)	Receive monthly payments based on 1 Month LIBOR -32.50bps and pay monthly variable payments based on the market fluctuation of Ecopetrol SA ADR	2	—	2
Goldman Sachs & Co.	6/28/19	(27)	Receive monthly payments based on 1 Month LIBOR -32.50bps and pay monthly variable payments based on the market fluctuation of JD.com, Inc.	4	—	4
Goldman Sachs & Co.	6/28/19	(24)	Receive monthly payments based on 1 Month LIBOR -32.50bps and pay monthly variable payments based on the market fluctuation of Pagseguro Digital Ltd.	(20)	—	(20)
Goldman Sachs & Co.	6/28/19	(28)	Receive monthly payments based on 1 Month LIBOR -32.50bps and pay monthly variable payments based on the market fluctuation of Petroleo Brasileiro S.A.	(1)	—	(1)
Goldman Sachs & Co.	6/28/19	(23)	Receive monthly payments based on 1 Month LIBOR -32.50bps and pay monthly variable payments based on the market fluctuation of Weibo Corp. ADR	(20)	—	(20)
Goldman Sachs & Co.	5/31/19	(13)	Receive monthly payments based on 1 Month LIBOR -32.50bps and pay monthly variable payments based on the market fluctuation of YY Inc., ADR	3	—	3
Goldman Sachs & Co.	5/31/19	(14)	Receive monthly payments based on 1 Month LIBOR -32.50bps and pay monthly variable payments based on the market fluctuation of YY Inc., ADR	17	—	17
Goldman Sachs & Co.	6/28/19	(68)	Receive monthly payments based on 1 Month LIBOR -75bps and pay monthly variable payments based on the market fluctuation of MSCI Daily Emerging Markets	12	—	12
Goldman Sachs & Co.	2/28/19	(15)	Receive monthly payments based on 1 Month LIBOR and pay monthly variable payments based on the market fluctuation of MSCI Brazil Net Total Return USD Index	3	—	3
JPMorgan Chase	6/28/19	(10)	Receive monthly payments based on 1 Month LIBOR -100bps and pay monthly variable payments based on the market fluctuation of Pampa Energia SA	31	—	31

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
JPMorgan Chase	6/28/19	(20)	Receive monthly payments based on 1 Month LIBOR -32.50bps and pay monthly variable payments based on the market fluctuation of Banco Macro SA	$(20)	$—	$(20)
JPMorgan Chase	6/28/19	(28)	Receive monthly payments based on 1 Month LIBOR -32.50bps and pay monthly variable payments based on the market fluctuation of Mercadolibre, Inc.	(19)	—	(19)
JPMorgan Chase	2/28/19	349	Receive monthly variable payments based on the market fluctuation of J.P. Morgan US QES Momentum Index (2) and pay monthly payments on the fixed rate of -0.25%	(394)	—	(394)
JPMorgan Chase	2/28/19	83	Receive monthly variable payments based on the market fluctuation of J.P. Morgan US Volatility QES Short and pay monthly payments on the fixed rate of -0.25%	(92)	—	(92)
Morgan Stanley	6/28/19	ZAR (376)	Receive monthly payments based on 1 Month JIBAR -150bps and pay monthly variable payments based on the market fluctuation of Kumba Iron Ore Ltd.	(1,690)	—	(1,690)
Morgan Stanley	6/28/19	(25)	Receive monthly payments based on 1 Month LIBOR -100bps and pay monthly variable payments based on the market fluctuation of Lojas Americanas SA	223	—	223
Morgan Stanley	6/28/19	(33)	Receive monthly payments based on 1 Month LIBOR -300bps and pay monthly variable payments based on the market fluctuation of Magazine Luiza SA	270	—	270
Morgan Stanley	6/28/19	(17)	Receive monthly payments based on 1 Month LIBOR -350bps and pay monthly variable payments based on the market fluctuation of iPath S&P 500 VIX Short-Term Futures ETN	23	—	23
Morgan Stanley	6/28/19	(3)	Receive monthly payments based on 1 Month LIBOR -40bps and pay monthly variable payments based on the market fluctuation of GS Holdings Corp.	5	—	5
Morgan Stanley	6/28/19	(5)	Receive monthly payments based on 1 Month LIBOR -40bps and pay monthly variable payments based on the market fluctuation of GS Holdings Corp.	6	—	6
Morgan Stanley	6/28/19	(27)	Receive monthly payments based on 1 Month LIBOR -40bps and pay monthly variable payments based on the market fluctuation of NCSoft Corp.	33	—	33

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Total return swap agreements outstanding at June 30, 2018 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (continued):
Morgan Stanley	5/31/19	(13)	Receive monthly payments based on 1 Month LIBOR -45bps and pay monthly variable payments based on the market fluctuation of Sina Corp.	$2	$—	$2
Morgan Stanley	5/31/19	(13)	Receive monthly payments based on 1 Month LIBOR -45bps and pay monthly variable payments based on the market fluctuation of Sina Corp.	16	—	16
Morgan Stanley	5/31/19	(10)	Receive monthly payments based on 1 Month LIBOR -45bps and pay monthly variable payments based on the market fluctuation of Vipshop Holdings Ltd. ADR	11	—	11
Morgan Stanley	5/31/19	(34)	Receive monthly payments based on 1 Month LIBOR -50bps and pay monthly variable payments based on the market fluctuation of China Biologic Products Holdings, Inc.	7	—	7
Morgan Stanley	5/31/19	(28)	Receive monthly payments based on 1 Month LIBOR and pay monthly variable payments based on the market fluctuation of NetEase, Inc.	6	—	6
Morgan Stanley††	9/28/18	306	Receive monthly variable payments based on the market fluctuation of Morgan Stanley Dynamic Skew Index and pay monthly payments on the fixed rate of 0.70%	72	—	72
Morgan Stanley††	7/31/18	227	Receive monthly variable payments based on the market fluctuation of Morgan Stanley Systematic Dispersion Index and pay monthly payments on the fixed rate of 0.40%	—	—	—

				$21,835	$—	$21,835

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2)	The value of the JPMorgan US QES Momentum Index is derived from E-mini S&P 500 futures. The allocation was 0% at June 30, 2018.

††	See the tables below for the swap constituents. To the extent that any swap is composed of the greater than 50 constituents, the Portfolio is only required to disclose the top 50.

The following table represents the individual positions and related values of underlying securities of Citi Merger & Acquisition US Total Return Index total return swap with Citigroup Global Markets, as of June 30, 2018, termination date 09/28/18:

Cash/Cash Equivalent:

Description	Value	% of Total Index Value
USD Currency	$256,484	1.00%

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Common Stocks:

Reference Equity	Shares	Market Value	% of Total Index Value
Aetna, Inc.	6,986	$1,282,022	5.00%
Twenty-First Century Fox, Inc.	25,800	1,282,022	5.00%
Express Scripts Holding Co.	15,369	1,186,654	4.63%
Williams Partners LP	28,068	1,139,290	4.44%
Rockwell Collins, Inc.	6,962	937,664	3.66%
Sprint Corp.	170,749	928,874	3.62%
Andeavor	6,897	904,710	3.53%
Cheniere Energy Partners LP Holdings, LLC	20,709	651,291	2.54%
RSP Permian, Inc.	14,086	620,062	2.42%
DCT Industrial Trust, Inc.	9,199	613,851	2.39%
USG Corp.	14,121	608,877	2.37%
Vectren Corp.	8,487	606,429	2.37%
SCANA Corp.	15,335	590,686	2.30%
Envision Healthcare Corp.	13,342	587,184	2.29%
Gramercy Property Trust	20,150	550,504	2.15%
ILG, Inc.	16,291	538,086	2.10%
Cotiviti Holdings, Inc.	12,161	536,659	2.09%
MB Financial, Inc.	11,463	535,337	2.09%
LaSalle Hotel Properties	15,305	523,906	2.04%
KLX, Inc.	7,175	515,906	2.01%
Avista Corp.	9,620	506,567	1.98%
KapStone Paper and Packaging Corp.	14,579	502,980	1.96%
Education Realty Trust, Inc.	12,053	500,214	1.95%
Financial Engines, Inc.	10,584	475,215	1.85%
VeriFone Systems, Inc.	19,997	456,332	1.78%
Rite Aid Corp.	253,725	438,944	1.71%
Quality Care Properties, Inc.	19,764	425,124	1.66%
Pinnacle Entertainment, Inc.	12,460	420,262	1.64%
Abaxis, Inc.	4,997	414,824	1.62%
NxStage Medical, Inc.	14,764	411,926	1.61%
Nationstar Mortgage Holdings, Inc.	23,022	403,582	1.57%
Rice Midstream Partners LP	23,681	403,058	1.57%
Infinity Property & Casualty Corp.	2,726	388,000	1.51%
Oclaro, Inc.	42,517	379,675	1.48%
SJW Group	5,648	374,035	1.46%
Mitel Networks Corp.	33,697	369,655	1.44%
State Bank Financial Corp.	11,003	367,503	1.43%
A Schulman, Inc.	8,242	366,784	1.43%
Web.com Group, Inc.	13,827	357,427	1.39%
Capella Education Co.	3,550	350,395	1.37%
Stewart Information Services Corp.	7,793	335,648	1.31%
Guaranty Bancorp	10,995	327,664	1.28%
CoBiz Financial, Inc.	15,185	326,177	1.27%
MTGE Investment Corp.	16,627	325,895	1.27%
Connecticut Water Service, Inc.	4,747	310,079	1.21%
Xcerra Corp.	21,902	305,972	1.19%

		$25,383,951

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The following table represents the individual positions and related values of underlying securities of Deutsche Bank Custom Volatility Portfolio total return swap with Deutsche Bank AG, as of June 30, 2018, termination date 04/30/19:

Indices:

Reference Entity	Shares	Market Value	% of Total Index Value
Deutsche Bank DBIQ ImpAct Dollar Rates 3M Index	2,013	$251,366	40.00%
Deutsche Bank DBIQ ImpAct Euro Rates 3M Hedged to USD Index	2,200	246,653	39.25%
Deutsche Bank USD Rates Long Volatility Index	571	75,410	12.00%
Deutsche Bank EUR Rates Long Vol. Hedged to USD Index	402	54,986	8.75%

		$628,415

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Systematic Dispersion Index total return swap with Morgan Stanley, as of June 30, 2018, termination date 07/31/18:

Future Contract:

Long Position:

Reference Equity	No. of Contracts	Expiration Date	Value	% of Total Index Value
S&P 500 E-Mini Index	20	Sep. 2018	$2,659,739	139.34%

Cash/Cash Equivalent:

Description	Value	% of Total Index Value
USD Currency	$124,560	6.53%

Common Stocks:

Reference Equity	Shares	Market Value	% of Total Index Value
Bank of America Corp.	409	$11,543	0.60%
Berkshire Hathaway, Inc.	56	10,436	0.55%
AT&T, Inc.	278	8,920	0.47%
International Business Machine	47	6,629	0.35%
JPMorgan Chase & Co.	61	6,381	0.33%
3M Co.	30	5,936	0.31%
AbbVie, Inc.	48	4,480	0.23%

		$54,325

Securities Sold Short:

Reference Equity	Shares	Market Value	% of Total Index Value
Amazon.com, Inc.	(81)	$(138,350)	(7.25)%
Apple, Inc.	(746)	(138,143)	(7.24)%
Microsoft Corp.	(960)	(94,626)	(4.96)%
Facebook, Inc.	(407)	(79,182)	(4.15)%
Exxon Mobil Corp.	(932)	(77,093)	(4.04)%
Mastercard, Inc.	(285)	(56,071)	(2.94)%
Home Depot, Inc. (The)	(196)	(38,223)	(2.00)%
Visa, Inc.	(266)	(35,181)	(1.84)%
Alphabet, Inc.	(31)	(35,156)	(1.84)%
Merck & Co., Inc.	(577)	(35,029)	(1.84)%
Netflix, Inc	(82)	(32,203)	(1.69)%
Alphabet, Inc.	(29)	(32,115)	(1.68)%
Verizon Communications, Inc.	(565)	(28,450)	(1.49)%
Chevron Corp.	(221)	(27,947)	(1.46)%
UnitedHealth Group, Inc.	(97)	(23,746)	(1.24)%
Wells Fargo & Co.	(386)	(21,380)	(1.12)%
PepsiCo, Inc.	(170)	(18,498)	(0.97)%

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Securities Sold Short (continued):

Reference Equity	Shares	Market Value	% of Total Index Value
Procter & Gamble Co. (The)	(209)	$(16,280)	(0.85)%
Adobe Systems, Inc.	(59)	(14,485)	(0.76)%
Medtronic PLC	(169)	(14,479)	(0.76)%
Amgen, Inc.	(76)	(14,100)	(0.74)%
Coca-Cola Co. (The)	(316)	(13,867)	(0.73)%
Walt Disney Co. (The)	(128)	(13,424)	(0.70)%
Pfizer, Inc.	(352)	(12,768)	(0.67)%
Johnson & Johnson	(104)	(12,598)	(0.66)%
Union Pacific Corp.	(67)	(9,464)	(0.50)%
Texas Instruments, Inc.	(81)	(8,958)	(0.47)%
DowDuPont, Inc.	(86)	(5,645)	(0.30)%
Abbott Laboratories	(84)	(5,132)	(0.27)%
Cisco Systems, Inc.	(105)	(4,523)	(0.24)%
Intel Corp.	(85)	(4,215)	(0.22)%
General Electric Co.	(291)	(3,959)	(0.21)%
Walmart, Inc.	(45)	(3,854)	(0.20)%

		$(1,069,144)

Options Written:

Reference Equity	Call/ Put	Expiration	Strike	Contracts	Value	% of Total Index Value
S&P 500 Index	Call	9/21/2018	$2,750	3	$(14,349)	(0.75)%
S&P 500 Index	Call	9/21/2018	$2,775	3	(12,080)	(0.63)%
S&P 500 Index	Call	9/21/2018	$2,725	1	(9,346)	(0.49)%
S&P 500 Index	Call	7/20/2018	$2,685	1	(4,888)	(0.26)%
S&P 500 Index	Call	9/21/2018	$2,765	1	(4,503)	(0.24)%
S&P 500 Index	Call	9/21/2018	$2,700	1	(4,460)	(0.23)%
S&P 500 Index	Call	12/21/2018	$2,850	1	(4,347)	(0.23)%
S&P 500 Index	Call	12/21/2018	$2,875	1	(4,206)	(0.22)%

					$(58,179)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Dynamic Skew Index total return swap with Morgan Stanley, as of June 30, 2018, termination date 09/28/18:

Cash/Cash Equivalent:

Description	Value	% of Total Index Value
USD Currency	$2,104,201	127.34%

Future Contract:

Short Position:

Reference Equity	No. of Contracts	Expiration Date	Value	% of Total Index Value
S&P E-Mini Index	3	Sep. 2018	$(443,214)	(26.82)%

Options Purchased:

Reference Equity	Call/ Put	Expiration	Strike	Contracts	Value	% of Total Index Value
S&P 500 Index	Call	7/20/2018	$2,805	8	$1,774	0.11%

Options Written:

Reference Equity	Call/ Put	Expiration	Strike	Contracts	Value	% of Total Index Value
S&P 500 Index	Put	7/20/2018	$2,605	11	$(10,360)	(0.63)%

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$2,869	$(1,978)	$77,981	$(55,966)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Austria	$—	$10,308	$—
Belgium	—	27,985	—
Brazil	6,731	—	—
Canada	168,734	—	—
China	158,006	488,565	—
Colombia	14,334	—	—
Denmark	3,588	18,003	—
France	—	105,016	—
Germany	—	4,121	—
Hong Kong	—	92,622	—
India	27,837	—	—
Ireland	—21,188		—
Israel	26,030	—	—
Japan	8,973	2,262,566	—
Jordan	—	3,984	—
Macau	—	3,199	—
Malaysia	—	21,693	—
Mexico	13,197	—	—
Netherlands	23,275	47,662	—
New Zealand	—	8,282	—
Peru	13,507	—	—
Russia	57,577	—	—
Singapore	14,983	17,725	—
South Korea	—	509,988	—
Sweden	—	34,946	—
Switzerland	—	142,998	—
Taiwan	—	493,513	—
Thailand	21,544	—	—
United Kingdom	107,534	32,602	—
United States	5,124,216	—	—
Preferred Stocks
South Korea	—	23,638	—
Rights
United Kingdom	2,645	—	—
Unaffiliated Exchange Traded Fund	—	16,771	—
Warrants	1,154	—	—
Sovereign Bonds	—	2,355,067	—
U.S. Treasury Obligations	—	239,724	—
Affiliated Mutual Fund	256,428	—	—
Unaffiliated Mutual Fund	5,110,086	—	—
Options Purchased	8,994	33,880	—
Options Written	(4,410)	(6,645)	—
Other Financial Instruments*
Futures Contracts	142,875	—	—
OTC Forward Foreign Currency Exchange Contracts	—	17,443	—

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Centrally Cleared Credit Default Swap Agreements	$—	$(2,506)	$—
OTC Credit Default Swap Agreements	—	1,071	—
OTC Total Return Swap Agreements	—	21,835	—

Total	$11,307,838	$7,047,244	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2018 were as follows:

Unaffiliated Mutual Fund	27.4%
Sovereign Bonds	12.6
Oil, Gas & Consumable Fuels	6.7
Media	5.1
Semiconductors & Semiconductor Equipment	4.7
Pharmaceuticals	4.7
Internet Software & Services	3.7
Electronic Equipment, Instruments & Components	3.0
Health Care Equipment & Supplies	2.6
Biotechnology	2.2
Health Care Providers & Services	2.1
Software	2.0
Technology Hardware, Storage & Peripherals	1.4
IT Services	1.4
Affiliated Mutual Fund (1.4% represents investments purchased with collateral from securities on loan)	1.4
U.S. Treasury Obligations	1.3
Insurance	1.1
Internet & Direct Marketing Retail	1.0
Machinery	0.9
Banks	0.9
Chemicals	0.9
Construction & Engineering	0.8
Auto Components	0.8
Automobiles	0.6
Life Sciences Tools & Services	0.5
Energy Equipment & Services	0.5
Household Durables	0.5
Diversified Telecommunication Services	0.5
Food Products	0.5
Communications Equipment	0.4
Beverages	0.3
Equity Real Estate Investment Trusts (REITs)	0.3

Electrical Equipment	0.3%
Trading Companies & Distributors	0.3
Health Care Technology	0.3
Food & Staples Retailing	0.3
Wireless Telecommunication Services	0.3
Tobacco	0.3
Personal Products	0.3
Aerospace & Defense	0.3
Airlines	0.2
Option Purchased	0.2
Specialty Retail	0.2
Professional Services	0.2
Multiline Retail	0.2
Metals & Mining	0.2
Leisure Products	0.2
Diversified Consumer Services	0.1
Gas Utilities	0.1
Unaffiliated Exchange Traded Fund	0.1
Textiles, Apparel & Luxury Goods	0.1
Commercial Services & Supplies	0.1
Water Utilities	0.1
Building Products	0.1
Paper & Forest Products	0.1
Distributors	0.1
Transportation Infrastructure	0.1
Diversified Financial Services	0.0	*
Capital Markets	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Construction Materials	0.0	*
Real Estate Management & Development	0.0	*
Hotels, Restaurants & Leisure	0.0	*

	97.6
Options Written	(0.0	)*
Other assets in excess of liabilities	2.4

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Unrealized appreciation on OTC swap agreements	$18,145		Unrealized depreciation on OTC swap agreements	$7,829
Credit contracts	Due from/to broker — variation margin swaps	3,096	*	Due from/to broker — variation margin swaps	5,602	*
Credit contracts	Premiums paid for OTC swap agreements	2,869		Premiums received for OTC swap agreements	1,978
Credit contracts	—	—		Options written outstanding, at value	5,336
Credit contracts	Unrealized appreciation on OTC swap agreements	846		Unrealized depreciation on OTC swap agreements	666
Equity contracts	Due from/to broker — variation margin futures	37,839	*	Due from/to broker — variation margin futures	45,189	*
Equity contracts	Unaffiliated investments	12,806		Options written outstanding, at value	5,690
Equity contracts	Unrealized appreciation on OTC swap agreements	58,990		Unrealized depreciation on OTC swap agreements	47,471
Foreign exchange contracts	Due from/to broker — variation margin futures	70,354	*	Due from/to broker — variation margin futures	2,370	*
Foreign exchange contracts	Unaffiliated investments	665		Options written outstanding, at value	29
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	38,496		Unrealized depreciation on OTC forward foreign currency exchange contracts	21,053
Interest rate contracts	Due from/to broker — variation margin futures	110,360	*	Due from/to broker — variation margin futures	28,119	*
Interest rate contracts	Unaffiliated investments	33,202		—	—

Total		$387,668			$171,332

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$—	$(213)
Credit contracts	—	—	9,501	—	—	(2,233)
Equity contracts	39	318,869	(105,970)	24,055	—	(387,696)
Foreign exchange contracts	—	—	—	4,520	(89,969)	—
Interest rate contracts	—	—	(11)	(157,768)	—	—

Total	$39	$318,869	$(96,480)	$(129,193)	$(89,969)	$(390,142)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Warrants(2)	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$—	$—	$12,526
Credit contracts	—	—	—	1,250	—	—	(32,736)
Equity contracts	(1,736)	(606)	(16,708)	18,978	(5,922)	—	10,342
Foreign exchange contracts	—	—	(3,966)	337	119,325	35,402	—
Interest rate contracts	—	—	(374)	—	101,985	—	—

Total	$(1,736)	$(606)	$(21,048)	$20,565	$215,388	$35,402	$(9,868)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Forward Foreign Currency Exchange Contracts- Purchased(2)
$159,406	$2,687,727	$20,279,619	$24,277,669	$4,680,489

Forward Foreign Currency Exchange Contracts- Sold(3)	Credit Default Swap Agreements- Buy Protection(3)	Credit Default Swap Agreements- Sell Protection(3)	Total Return Swap Agreements(3)
$4,426,591	$162,583	$3,902,840	$16,415,074

(1)	Cost.

(2)	Value at Settlement Date. (3) Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$247,373	$(247,373)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$31,306	$(14,912)	$16,394	$—	$16,394
Barclays Capital Group	51,211	(42,563)	8,648	(8,648)	—
BNP Paribas	2,905	(1,037)	1,868	(1,868)	—
Citigroup Global Markets	9,086	(7,429)	1,657	—	1,657
Deutsche Bank AG	16,703	(5,020)	11,683	—	11,683
Goldman Sachs & Co.	24,260	(2,238)	22,022	—	22,022
JPMorgan Chase	8,365	(7,136)	1,229	—	1,229
Morgan Stanley	9,390	(5,307)	4,083	—	4,083

	$153,226	$(85,642)	$67,584	$(10,516)	$57,068

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $247,373:
Unaffiliated investments (cost $17,519,305)	$17,928,991
Affiliated investments (cost $256,428)	256,428
Cash	8,293
Foreign currency, at value (cost $6,681)	6,625
Deposit with broker for futures	404,216
Receivable for investments sold	327,050
Deposit with broker for centrally cleared swaps	210,242
Cash segregated for counterparty—OTC	130,000
Unrealized appreciation on OTC swap agreements	77,981
Unrealized appreciation on OTC forward foreign currency exchange contracts	38,496
Dividends and interest receivable	37,553
Premiums paid for OTC swap agreements	2,869
Due from broker-variation margin swaps	2,567
Tax reclaim receivable	1,854
Receivable from affiliate	1,598
Receivable for portfolio shares sold	2
Prepaid expenses	71

Total Assets	19,434,836

LIABILITIES:
Payable for investments purchased	349,745
Payable to broker for collateral for securities on loan	256,001
Accrued expenses and other liabilities	63,707
Unrealized depreciation on OTC swap agreements	55,966
Due to broker-variation margin futures	40,441
Unrealized depreciation on OTC forward foreign currency exchange contracts	21,053
Options written outstanding, at value (premiums received $37,138)	11,055
Management fees payable	4,797
Premiums received for OTC swap agreements	1,978
Distribution fee payable	638
Affiliated transfer agent fee payable	365
Payable to affiliate	358
Payable for portfolio shares repurchased	5

Total Liabilities	806,109

NET ASSETS	$18,628,727

Net assets were comprised of:
Partners Equity	$18,628,727

Net asset value and redemption price per share, $18,628,727 / 2,050,275 outstanding shares of beneficial interest	$9.09

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $9,972,of which $2,086 is reimbursable by an affiliate)	$112,546
Interest income	6,569
Income from securities lending, net (including affiliated income of $433)	455

119,570

EXPENSES
Management fees	94,310
Distribution fee	22,671
Custodian and accounting fees	82,540
Audit fee	15,967
Pricing fees	11,782
Shareholders’ reports	4,861
Trustees’ fees	4,760
Legal fees and expenses	4,606
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,467
Commitment fee on syndicated credit agreement	1,048
Insurance expenses	414
Miscellaneous	6,637

Total expenses	253,063
Less: Fee waivers and/or expense reimbursement	(124,294)

Net expenses	128,769

NET INVESTMENT INCOME (LOSS)	(9,199)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $51)	903,427
Futures transactions	(129,193)
Options written transactions	(96,480)
Swap agreements transactions	(390,142)
Forward currency contracts transactions	(89,696)
Foreign currency transactions	(38,896)

159,020

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $11)	(658,217)
Futures	215,388
Options written	20,565
Forward currency contracts	35,402
Swap agreements	(9,868)
Foreign currencies	(6,191)

(402,921)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(243,901)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(253,100)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(9,199)	$(41,310)
Net realized gain (loss) on investment and foreign currency transactions	159,020	(517,282)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(402,921)	821,358

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(253,100)	262,766

FUND SHARE TRANSACTIONS:
Fund share sold [79,074 and 139,980 shares, respectively]	720,101	1,280,474
Fund share repurchased [8,519 and 32,852 shares, respectively]	(77,629)	(300,192)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	642,472	980,282

CAPITAL CONTRIBUTIONS	1	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	389,373	1,243,048
NET ASSETS:
Beginning of period	18,239,354	16,996,306

End of period	$18,628,727	$18,239,354

SEE NOTES TO FINANCIAL STATEMENTS.

A262

GLOSSARY:

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The following abbreviations are used in the semiannual report:

Currency:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi (offshore)
CNY	Chinese Yuan Renminbi
COP	Columbian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Exchange:

CBOE	Chicago Board Options Exchange
FTSE	Financial Times Stock Exchange
JSE	Johannesburg Stock Exchange
NIKKEI	Japanese Stock Market Index
NYSE	New York Stock Exchange
OTC	Over-the-counter
SGX	Singapore Exchange
TSX	Toronto Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Market
XTSE	Toronto Stock Exchange

Index:

BTP	Buoni del Tesoro Poliennali
CAC40	French Stock Index
CDX	Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index
CPI	Consumer Price Index
iTraxx	International Credit Derivative Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index

Other:

A	Annual payment frequency for swaps
M	Monthly payment frequency for swaps
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
T	Swap payment upon termination
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
BABs	Build America Bonds
BBA	British Bankers Association
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
Bobl	Bundesobligationen-German Government Bonds
CDOR	Canadian Dealer Offered Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
HIBOR	Hong Kong Interbank Offered Rate
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
KWCDC	Korean Won Certificate of Deposit
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NIBOR	Norwegian Interbank Offered Rate
NVDR	Non-voting Depositary Receipt
OAT	Obligations Assimilables du Tresor (French treasury bond)
OSSC	Open Joint-Stock Company
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduit Security
S&P	Standard & Poor
SDR	Sweden Depositary Receipt
SLM	Student Loan Mortgage
SONIA	Sterling Overnight Index Average

SEE NOTES TO FINANCIAL STATEMENTS.

A263

GLOSSARY: (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SPDR	Standard & Poor’s Depository Receipts
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS.

A264

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1.	General

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and at June 30, 2018 consisted of 89 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 20 Portfolios listed below together with their investment objectives. Each Portfolio is a diversified portfolio except for AST Columbia Adaptive Risk Allocation Portfolio, AST Goldman Sachs Global Income Portfolio and AST Morgan Stanley Multi-Asset Portfolio, each of which are non-diversified portfolios for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified portfolio.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives and Subadvisers:

	Objective	Subadviser(s)
AST AB Global Bond Portfolio (“AB Global Bond”)	Generate current income consistent with preservation of capital.	AllianceBernstein, L.P.

AST American Funds Growth Allocation Portfolio (“American Funds Growth Allocation”)	Long-term growth of capital and secondarily to generate income.	Capital International, Inc.

AST Columbia Adaptive Risk Allocation Portfolio (“Columbia Adaptive Risk Allocation”)	Consistent total returns by seeking to allocate risks across multiple asset classes.	Columbia Management Investment Advisers, LLC

AST Emerging Managers Diversified Portfolio (“Emerging Managers Diversified”)	Total return.	Dana Investment Advisors, Inc. / Longfellow Investment Management Co., LLC

AST FQ Absolute Return Currency Portfolio (“FQ Absolute Return Currency”)	Absolute returns not highly correlated with any traditional asset class.	First Quadrant, L.P.

AST Franklin Templeton K2 Global Absolute Return Portfolio (“Franklin Templeton K2 Global Absolute Return”)	Capital appreciation with reduced market correlation.	Franklin Advisers, Inc. / K2 / D&S Management Co., LLC / Templeton Global Advisors Ltd.

AST Goldman Sachs Global Growth Allocation Portfolio (“Goldman Sachs Global Growth Allocation”)	Total return made up of capital appreciation and income.	Goldman Sachs Asset Management, L.P.

AST Goldman Sachs Global Income Portfolio (“Goldman Sachs Global Income”)	High total return emphasizing current income and to a lesser extent, providing opportunities for capital appreciation.	Goldman Sachs Asset Management International

B1

	Objective	Subadviser(s)
AST Goldman Sachs Strategic Income Portfolio (“Goldman Sachs Strategic Income”)	Total return.	Goldman Sachs Asset Management, L.P.

AST Jennison Global Infrastructure Portfolio (“Jennison Global Infrastructure”)	Total return.	Jennison Associates, LLC (“Jennison”)

AST Managed Alternatives Portfolio (“Managed Alternatives”)	Long-term capital appreciation, with a focus on downside protection.	None

AST Managed Equity Portfolio (“Managed Equity”)	Capital appreciation.	Quantitative Management Associates, LLC (“QMA”) (a wholly-owned subsidiary of PGIM, Inc.)

AST Managed Fixed Income Portfolio (“Managed Fixed Income”)	Total return.	QMA

AST Morgan Stanley Multi-Asset Portfolio (“Morgan Stanley Multi-Asset”)	Total return.	Morgan Stanley Investment Management, Inc.

AST Neuberger Berman Long/Short Portfolio (“Neuberger Berman Long/Short”)	Long-term capital appreciation, with a secondary objective of principal preservation.	Neuberger Berman Investment Advisers, LLC

AST Prudential Flexible Multi-Strategy Portfolio (“Prudential Flexible Multi-Strategy”)	Capital appreciation.	Jennison / QMA / PGIM Fixed Income (“PFI”), which is a business unit of PGIM, Inc.

AST QMA International Core Equity Portfolio (“QMA International Core Equity”)	Long-term capital appreciation.	QMA

AST T. Rowe Price Diversified Real Growth Portfolio (“T. Rowe Price Diversified Real Growth”)	Long-term capital appreciation and secondarily, income.	T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd / T. Rowe Price International Ltd - Tokyo / T. Rowe Price Hong Kong Limited

AST Wellington Management Global Bond Portfolio (“Wellington Management Global Bond”)	Consistent excess returns over the Bloomberg Barclays Global Aggregate Bond Index (US Hedged).	Wellington Management Company, LLP

AST Wellington Management Real Total Return Portfolio (“Wellington Management Real Total Return”)	Long-term real total return.	Wellington Management Company, LLP

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

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Securities Valuation:    Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), the co-managers of the Trust (together the “Investment Manager”) for Jennison Global Infrastructure, Managed Equity and Managed Fixed Income. PGIM Investments is the sole Investment Manager for AB Global Bond, American Funds Growth Allocation, Columbia Adaptive Risk Allocation, Emerging Managers Diversified, FQ Absolute Return Currency, Franklin Templeton K2 Global Absolute Return, Goldman Sachs Global Growth Allocation, Goldman Sachs Global Income, Goldman Sachs Strategic Income, Managed Alternatives, Morgan Stanley Multi-Asset, Neuberger Berman Long/Short, Prudential Flexible Multi-Strategy, QMA International Core Equity, T. Rowe Price Diversified Real Growth, Wellington Management Global Bond and Wellington Management Real Total Return. Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades.

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Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR):    Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of

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a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

P-notes:    Certain Portfolios may gain exposure to securities in certain foreign markets through investments in P-notes. Certain Portfolios may purchase P-notes due to restrictions applicable to foreign investors when investing directly in a foreign market. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. A Portfolio must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. Portfolios may also use options to gain additional market exposure. The Portfolio’s principal reason

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for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in value of equities, prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Bank Loans:    Certain Portfolios may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Portfolio may

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acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Portfolio generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolio generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Portfolio generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolio may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the institution selling the participation to the Portfolio.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps:    Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

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Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps:    In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    The Trust, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of

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default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2018, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios may hold warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Mortgage Dollar Rolls:    Certain Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs):    Certain Portfolios invest in equity REITs, which report information on the source of their distributions annually. Based on current and historical information,

B9

a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Master Limited Partnerships (MLPs):    Certain Portfolios invest in MLPs. Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2018, the Investment Manager has engaged the firms referenced in Note 1 as Subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations. The Investment Manager has agreed to waive a portion of their management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with this agreement may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

B10

	Management Fees	Effective Management Fees, Net of Waiver, if Applicable
AB Global Bond	0.64% first $300 million; 0.63% on next $200 million; 0.62% on next $250 million; 0.61% on next $2.5 billion; 0.60% on next $2.75 billion; 0.57% on next $4 billion; 0.55% in excess of $10 billion	0.62%
American Funds Growth Allocation	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	— #
Columbia Adaptive Risk Allocation	0.94% first $300 million; 0.93% on next $200 million; 0.92% on next $250 million; 0.91% on next $2.5 billion; 0.90% on next $2.75 billion; 0.87% on next $4 billion; 0.85% in excess of $10 billion	0.24%
Emerging Managers Diversified	0.74% first $300 million; 0.73% on next $200 million; 0.72% on next $250 million; 0.71% on next $2.5 billion; 0.70% on next $2.75 billion; 0.67% on next $4 billion; 0.65% in excess of $10 billion	— #
FQ Absolute Return Currency	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	— #
Franklin Templeton K2 Global Absolute Return	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion	0.10%
Goldman Sachs Global Growth Allocation	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion	0.11%
Goldman Sachs Global Income	0.64% first $300 million; 0.63% on next $200 million; 0.62% on next $250 million; 0.61% on next $2.5 billion; 0.60% on next $2.75 billion; 0.57% on next $4 billion; 0.55% in excess of $10 billion	0.62%
Goldman Sachs Strategic Income	0.7125% first $300 million; 0.7025% on next $200 million; 0.6925% on next $250 million; 0.6825% on next $2.5 billion; 0.6725% on next $2.75 billion; 0.6425% on next $4.0 billion; 0.6225% in excess of $10 billion	0.71%
Jennison Global Infrastructure	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.11%
Managed Alternatives(1)	0.15%	— #

B11

	Management Fees	Effective Management Fees, Net of Waiver, if Applicable
Managed Equity(1)	0.15%	— #
Managed Fixed Income(1)	0.15%	0.14%
Morgan Stanley Multi-Asset	1.04% first $300 million; 1.03% on next $200 million; 1.02% on next $250 million; 1.01% on next $2.5 billion; 1.00% on next $2.75 billion; 0.97% on next $4 billion; 0.95% in excess of $10 billion	— #
Neuberger Berman Long/Short	1.04% first $300 million; 1.03% on next $200 million; 1.02% on next $250 million; 1.01% on next $2.5 billion; 1.00% on next $2.75 billion; 0.97% on next $4 billion; 0.95% in excess of $10 billion	0.54%
Prudential Flexible Multi-Strategy	0.9825% first $300 million; 0.9725% on next $200 million; 0.9625% on next $250 million; 0.9525% on next $2.5 billion; 0.9425% on next $2.75 billion; 0.9125% on next $4 billion; 0.8925% in excess of $10 billion	0.35%
QMA International Core Equity	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.70%
T. Rowe Price Diversified Real Growth	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	— #
Wellington Management Global Bond	0.64% first $300 million; 0.63% on next $200 million; 0.62% on next $250 million; 0.61% on next $2.5 billion; 0.60% on next $2.75 billion; 0.57% on next $4 billion; 0.55% in excess of $10 billion	0.62%
Wellington Management Real Total Return	1.04% first $300 million; 1.03% on next $200 million; 1.02% on next $250 million; 1.01% on next $2.5 billion; 1.00% on next $2.75 billion; 0.97% on next $4 billion; 0.95% in excess of $10 billion	— #

	Fee Waivers and/or Expense Limitations through June 30, 2018	Fee Waivers and/or Expense Limitations effective July 1, 2018
American Funds Growth Allocation	contractually limit expenses to 0.92% through June 30, 2019*	contractually limit expenses to 0.92% through June 30, 2019*
Columbia Adaptive Risk Allocation	contractually limit expenses to 1.28% through June 30, 2018*	contractually limit expenses to 1.28% through June 30, 2019*
Emerging Managers Diversified	contractually limit expenses to 1.07% through June 30, 2018	contractually limit expenses to 1.07% through June 30, 2019
FQ Absolute Return Currency	contractually limit expenses to 1.22% through June 30, 2018	contractually limit expenses to 1.22% through June 30, 2019
Franklin Templeton K2 Global Absolute Return	contractually limit expenses to 1.17% through June 30, 2018*	contractually limit expenses to 1.17% through June 30, 2019*
Goldman Sachs Global Growth Allocation	contractually limit expenses to 1.19% through June 30, 2018*	contractually limit expenses to 1.19% through June 30, 2019*
Goldman Sachs Global Income	contractually waive 0.012% through June 30, 2018	N/A

B12

	Fee Waivers and/or Expense Limitations through June 30, 2018	Fee Waivers and/or Expense Limitations effective July 1, 2018
Goldman Sachs Strategic Income	N/A	voluntarily limit expenses to 1.02%
Jennison Global Infrastructure	contractually limit expenses to 1.26% through June 30, 2018	contractually limit expenses to 1.26% through June 30, 2019
Managed Alternatives	contractually limit expenses to 1.47% through June 30, 2018****	contractually limit expenses to 1.47% through June 30, 2019****
Managed Equity	contractually limit expenses to 1.25% through June 30, 2018**	contractually limit expenses to 1.25% through June 30, 2019**
Managed Fixed Income	contractually limit expenses to 1.25% through June 30, 2018**	contractually limit expenses to 1.25% through June 30, 2019**
Morgan Stanley Multi-Asset	contractually limit expenses to 1.42% through June 30, 2018	contractually limit expenses to 1.42% through June 30, 2019
Neuberger Berman Long/Short	contractually limit expenses to 1.42% through June 30, 2018	contractually limit expenses to 1.42% through June 30, 2019
Prudential Flexible Multi-Strategy	contractually limit expenses to 1.48% through June 30, 2018***	contractually limit expenses to 1.48% through June 30, 2019***
QMA International Core Equity	contractually limit expenses to 0.995% through June 30, 2018	N/A
T. Rowe Price Diversified Real Growth	contractually waive 0.01% through June 30, 2018 contractually limit expenses to 1.05% through June 30, 2018*	contractually waive 0.01% through June 30, 2019 contractually limit expenses to 1.05% through June 30, 2019*
Wellington Management Real Total Return	contractually waive 0.133% through June 30, 2018 contractually limit expenses to 1.42% through June 30, 2018	contractually waive 0.133% through June 30, 2019 contractually limit expenses to 1.42% through June 30, 2019

*

The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser. In addition, the Investment Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser, and excluding taxes, interest and brokerage commissions) do not exceed the expense limitation.

**	Expense limitation includes the acquired fund fees and expenses due to investments in underlying portfolios of the Trust.
***

The Investment Manager and PAD have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser. In addition, the Investment Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust, and excluding taxes, interest and brokerage commissions) do not exceed the expense limitation.

****	Expense limitation includes acquired fund fees and expenses excluding underlying dividends on securities sold short and brokers fees and expenses on short sales.
#	The waivers and/or expense reimbursements exceeded the effective management fee rate for the current period due to expense limitations described above.
(1)

The Fund of Funds Discount: The Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets across each of the following Portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Funds sleeve), AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Managed Alternatives Portfolio, AST Managed Equity Portfolio, AST Managed Fixed Income Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio. This voluntary fee waiver arrangement may be terminated by the Manager at any time. As described below, this voluntary fee waiver will be applied to the effective management fee rates and will be based upon the combined average daily net assets of the Fund of Funds Portfolios.

B13

Combined assets up to $10 billion: No fee reduction.

Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

Combined assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined assets above $125 billion: 15% reduction to effective fee rate.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Managed Alternatives, Managed Equity and Managed Fixed Income. In addition, the 12b-1 fee is waived for the assets of Goldman Sachs Global Growth Allocation Portfolio and Prudential Flexible Multi-Strategy Portfolio that are invested in other portfolios of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2018, brokerage commission recaptured under these agreements was as follows:

Amount
Columbia Adaptive Risk Allocation	$11
Franklin Templeton K2 Global Absolute Return Portfolio	13
Neuberger Berman Long/Short Portfolio	832
T. Rowe Price Diversified Real Growth Portfolio	28
Wellington Management Real Total Return Portfolio	39

AST Investment Services, Inc., Jennison, PAD, PGIM, Inc., PGIM Investments and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (formerly known as Prudential Core Ultra Short Bond Fund) (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (formerly known as Prudential Institutional Money Market Fund) (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

For the reporting period ended June 30, 2018, PGIM, Inc. was compensated by PGIM Investments for managing the Portfolios’ securities lending cash collateral as subadviser to the Money Market Fund:

B14

Amount
AB Global Bond	$17,328
Columbia Adaptive Risk Allocation	498
Emerging Managers Diversified	161
Franklin Templeton K2 Global Absolute Return	104
Goldman Sachs Global Growth Allocation	1,222
Goldman Sachs Global Income	1,869
Goldman Sachs Strategic Income	1,079
Jennison Global Infrastructure	49
Prudential Flexible Multi-Strategy	34
QMA International Core Equity	7,101
T. Rowe Price Diversified Real Growth	294
Wellington Management Global Bond	11,648
Wellington Management Real Total Return	83

In February 2016, Prudential, the parent company of the Investment Manager self reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The amount of opportunity loss payment to each of the Portfolios is disclosed in the respective Portfolios’ “Financial Highlights” as “Capital Contributions”.

In addition to the above, Prudential has paid and continues to directly pay certain legal, audit and other charges in connection with the matter on behalf of the Portfolios.

The SEC Staff and other regulators continue to review the matter.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for timing differences arising from circumstances in which the Portfolios are subject to a foreign withholding tax rate on dividend and interest income in excess of the treaty rate due to their tax status as partnerships (hereinafter referred to as “excess withholding tax”). Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) for various dates beginning from July 6, 2011 through February 28, 2018. The amount of each Portfolio’s opportunity loss was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Portfolios’ independent trustees. The aggregate opportunity loss payment to each affected Portfolio is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

Prudential has further retained a consultant to conduct an analysis to determine if the Portfolios are entitled to additional excess withholding tax and related opportunity loss related to their status as tax partnerships from Prudential for the period beginning from January 2, 2006 through February 28, 2018. That review is considering detriments to the Portfolios arising from both timing differences (i.e., jurisdictions in which the Portfolio is subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio is subject to a higher withholding tax rate due to its tax status which is not reclaimable). The review remains ongoing as of the date of this report, but it is expected that additional amounts will be due the Portfolios from Prudential. Upon completion, the results of this review will be subject to the same independent review as described in the preceding paragraph and Prudential will reimburse the affected Portfolios as appropriate.

During the reporting period, Prudential instituted a process to reimburse the affected Portfolios for any future excess withholding tax within approximately 30 days of the pay date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status. Prudential is working to implement a process to reimburse the affected Portfolios in a more timely manner, which will be reviewed and tested by a third-party consultant retained by Prudential.

In cases in which the excess withholding tax is due to timing differences and is reclaimable, the affected Portfolios have the ability to file a reclaim with the relevant foreign tax authority to recover the difference between the treaty rate tax and the tax withheld. To avoid a Portfolio receiving and retaining a duplicate payment for the

B15

same reclaim, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received compensation from Prudential will be payable to Prudential. Pending reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities”. It is in the Portfolio’s discretion whether to file a reclaim with the relevant foreign tax authority. To the extent that there are costs associated with the filing of any such reclaim, those costs are borne by Prudential.

The following Portfolios have been reimbursed by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes. The following amounts have been accrued or paid:

	2017 Withholding Tax	2018 Withholding Tax
AB Global Bond	$37,730	$10,165
Columbia Adaptive Risk Allocation	104	61
Franklin Templeton K2 Global Absolute Return	1,703	1,758
Goldman Sachs Global Income	66,247	18,576
Goldman Sachs Strategic Income Bond	4,768	—
Jennison Global Infrastructure	3,802	3,367
Morgan Stanley Multi-Asset	1,396	297
Neuberger Berman Long/Short	—	179
Prudential Flexible Multi-Strategy	1,957	6,601
QMA International Core Equity	323,178	192,511
T. Rowe Price Diversified Real Growth	2,885	4,042
Wellington Management Global Bond	122,673	46,451
Wellington Management Real Total Return	2,940	2,086

The following Portfolios have been reimbursed by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes. The following amounts have been paid:

2018 Payments
Franklin Templeton K2 Global Absolute Return	$17,130
Jennison Global Infrastructure	13,915
Morgan Stanley Multi-Asset	6,314
Neuberger Berman Long/Short	3,969
Prudential Flexible Multi-Strategy	5,420
QMA International Core Equity	987,210
T. Rowe Price Diversified Real Growth	9,952
Wellington Management Real Total Return	379

The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended June 30, 2018, were as follows:

	Cost of Purchases	Proceeds from Sales
AB Global Bond	$1,806,721,897	$1,793,545,871
American Funds Growth Allocation	62,940,651	—
Columbia Adaptive Risk Allocation	14,069,797	11,448,526
Emerging Managers Diversified	2,638,945	1,426,193
Franklin Templeton K2 Global Absolute Return	3,557,850	2,651,365
Goldman Sachs Global Growth Allocation	14,346,043	11,396,781
Goldman Sachs Global Income	1,023,118,258	907,025,681
Goldman Sachs Strategic Income	57,304,282	67,904,882

B16

	Cost of Purchases	Proceeds from Sales
Jennison Global Infrastructure	$4,961,533	$4,103,843
Managed Alternatives	2,149,200	105,000
Managed Equity	3,900,000	—
Managed Fixed Income	5,373,084	2,827,734
Morgan Stanley Multi-Asset	3,489,994	3,677,543
Neuberger Berman Long/Short	10,670,293	9,596,093
Prudential Flexible Multi-Strategy	15,388,881	8,996,305
QMA International Core Equity	610,625,665	657,656,315
T. Rowe Price Diversified Real Growth*	15,952,531	11,514,142
Wellington Management Global Bond	655,893,102	758,824,826
Wellington Management Real Total Return**	8,341,242	10,416,661

*

For the six months ended June 30, 2018 the Portfolio’s purchase and sale transactions under Rule 17a-7, were $1,986 and $8,710 respectively. The Portfolio realized a loss of $336 as a result of Rule 17a-7 sales transactions.

**

For the six months ended June 30, 2018 the Portfolio’s purchase and sale transactions under Rule 17a-7, were $0 and $25,702 respectively. There Portfolio realized a loss of $4,249 as a result of Rule 17a-7 sales transactions.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended June 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
AB Global Bond
PGIM Core Ultra Short Bond Fund	$13,227,998	$613,712,403	$566,643,113	$—	$—	$60,297,288	60,297,288	$496,930
PGIM Institutional Money Market Fund	11,860,084	255,228,161	234,279,726	1,033	8,834	32,818,386	32,815,105	111,911	**

	$25,088,082	$868,940,564	$800,922,839	$1,033	$8,834	$93,115,674		$608,841

Affiliated Mutual Fund*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
American Funds Growth Allocation
PGIM Core Ultra Short Bond Fund	$—	$6,304	$6,076	$—	$—	$228	228	$—

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Columbia Adaptive Risk Allocation
PGIM Core Ultra Short Bond Fund	$9,267,112	$36,123,492	$37,385,010	$—	$—	$8,005,594	8,005,594	$85,979
PGIM Institutional Money Market Fund	746,076	6,578,899	5,934,092	72	103	1,391,058	1,390,918	2,335	**

	$10,013,188	$42,702,391	$43,319,102	$72	$103	$9,396,652		$88,314

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Emerging Managers Diversified
PGIM Core Ultra Short Bond Fund	$287,228	$2,444,227	$2,542,168	$—	$—	$189,287	189,287	$2,812
PGIM Institutional Money Market Fund	—	11,177,999	10,254,191	—	6	923,814	923,721	578	**

	$287,228	$13,622,226	$12,796,359	$—	$6	$1,113,101		$3,390

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Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Franklin Templeton K2 Global Absolute Return
PGIM Core Ultra Short Bond Fund	$9,039,167	$11,919,350	$10,526,116	$—	$—	$10,432,401	10,432,401	$95,799
PGIM Institutional Money Market Fund	349,412	3,700,937	3,697,516	—	79	352,912	352,876	820	**

	$9,388,579	$15,620,287	$14,223,632	$—	$79	$10,785,313		$96,619

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Goldman Sachs Global Growth Allocation
PGIM Core Ultra Short Bond Fund	$3,523,694	$11,920,395	$11,069,630	$—	$—	$4,374,459	4,374,459	$31,500
PGIM Institutional Money Market Fund	4,835,265	77,503,365	77,629,844	—	(315)	4,708,471	4,708,000	5,649	**

	$8,358,959	$89,423,760	$88,699,474	$—	$(315)	$9,082,930		$37,149

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Goldman Sachs Global Income
PGIM Core Ultra Short Bond Fund	$2,592,030	$1,178,577,976	$1,144,262,858	$—	$—	$36,907,148	36,907,148	$262,293
PGIM Institutional Money Market Fund	2,558,517	26,558,594	21,599,705	241	(338)	7,517,309	7,516,558	7,306	**

	$5,150,547	$1,205,136,570	$1,165,862,563	$241	$(338)	$44,424,457		$269,599

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Goldman Sachs Strategic Income
PGIM Core Ultra Short Bond Fund	$6,040,505	$973,915,348	$976,244,430	$—	$—	$3,711,423	3,711,423	$172,006
PGIM Institutional Money Market Fund	1,370,779	10,943,874	9,779,196	135	185	2,535,777	2,535,524	8,288	**

	$7,411,284	$984,859,222	$986,023,626	$135	$185	$6,247,200		$180,294

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Jennison Global Infrastructure
PGIM Core Ultra Short Bond Fund	$357,423	$4,073,594	$3,535,012	$—	$—	$896,005	896,005	$4,776
PGIM Institutional Money Market Fund	303	1,425,153	1,057,464	—	28	368,020	367,984	427	**

	$357,726	$5,498,747	$4,592,476	$—	$28	$1,264,025		$5,203

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Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Managed Alternatives
FQ Absolute Return Currency	$928,789	$356,500	$26,000	$(96,317)	$(52)	$1,162,920	125,045	$—
Goldman Sachs Strategic Income	1,152,762	298,000	6,999	(11,911)	94	1,431,946	149,942	—
Morgan Stanley Multi-Asset	1,915,947	529,700	25,001	(3,395)	(1,139)	2,416,112	264,056	—
Neuberger Berman Long/Short	1,692,583	453,500	25,000	(5,208)	3,758	2,119,633	189,422	—
PGIM Core Ultra Short Bond Fund	104,346	2,067,370	2,035,494	—	—	136,222	136,222	1,031
Wellington Management Real Total Return	1,383,539	376,500	12,000	(18,626)	(435)	1,728,978	190,207	—

	$7,177,966	$4,081,570	$2,130,494	$(135,457)	$2,226	$8,995,811		$1,031

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Managed Equity
AQR Emerging Markets Equity	$2,932,215	$800,000	$—	$(310,431)	$—	$3,421,784	289,002	$—
ClearBridge Dividend Growth	1,543,444	330,000	—	(21,077)	—	1,852,367	106,458	—
Global Real Estate	318,801	30,000	—	1,347	—	350,148	27,856	—
Goldman Sachs Mid-Cap Growth	2,236,566	210,000	—	86,908	—	2,533,474	258,518	—
Hotchkis & Wiley Large-Cap Value	2,581,565	330,000	—	(4,196)	—	2,907,369	97,760	—
International Growth	5,223,768	300,000	—	89,947	—	5,613,715	307,601	—
International Value	5,228,776	670,000	—	(270,220)	—	5,628,556	276,723	—
Loomis Sayles Large-Cap Growth	2,384,017	240,000	—	83,377	—	2,707,394	52,510	—
MFS Global Equity	1,780,011	170,000	—	(43,857)	—	1,906,154	94,928	—
Neuberger Berman / LSV Mid-Cap Value	2,315,642	320,000	—	(9,107)	—	2,626,535	75,432	—
PGIM Core Ultra Short Bond Fund	216,787	3,950,948	3,817,420	—	—	350,315	350,315	2,595
QMA US Equity Alpha	2,961,596	320,000	—	51,194	—	3,332,790	107,164	—
Small-Cap Growth	725,384	50,000	—	78,589	—	853,973	17,297	—
Small-Cap Value	969,249	119,999	—	31,571	—	1,120,819	37,955	—
T. Rowe Price Natural Resources	320,767	10,000	—	3,767	—	334,534	14,296	—

	$31,738,588	$7,850,947	$3,817,420	$(232,188)	$—	$35,539,927		$2,595

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Managed Fixed Income
BlackRock Low Duration Bond	$3,344,101	$404,572	$190,000	$(11,465)	$4,958	$3,552,166	331,359	$—
Goldman Sachs Strategic Income	350,746	48,902	40,000	(3,123)	218	356,743	37,355	—
High Yield	528,151	79,353	75,000	(6,952)	10,353	535,905	52,851	—
Lord Abbett Core Fixed-Income	8,138,935	1,286,978	685,000	(165,366)	17,433	8,592,980	691,866	—
PGIM Core Ultra Short Bond Fund	212,189	3,879,451	3,929,136	—	—	162,504	162,504	1,718
Prudential Core Bond	18,988,360	2,842,949	1,410,000	(491,504)	89,646	20,019,451	1,661,365	—
Wellington Management Global Bond	2,297,587	312,866	200,000	6,921	9,088	2,426,462	226,349	—
Western Asset Emerging Markets Debt	526,488	78,353	60,000	(42,938)	5,332	507,235	47,717	—

	$34,386,557	$8,933,424	$6,589,136	$(714,427)	$137,028	$36,153,446		$1,718

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Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Prudential Flexible Multi-Strategy
Global Real Estate	$2,236,195	$—	$—	$7,139	$—	$2,243,334	178,467	$—
High Yield	1,057,481	—	—	7,351	—	1,064,832	105,013	—
PGIM Core Ultra Short Bond Fund	8,596,334	16,034,815	18,239,017	—	—	6,392,132	6,392,132	66,417
PGIM Institutional Money Market Fund	56,607	1,446,507	1,372,476	1	36	130,675	130,662	427	**
Prudential Core Bond	23,753,897	—	—	(482,803)	—	23,271,094	1,931,211	—
QMA US Equity Alpha	23,522,280	2,499,999	—	350,627	—	26,372,906	848,003	—

	$59,222,794	$19,981,321	$19,611,493	$(117,685)	$36	$59,474,973		$66,844

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
QMA International Core Equity
PGIM Core Ultra Short Bond Fund	$9,111,775	$85,096,447	$80,779,822	$—	$—	$13,428,400	13,428,400	$62,382
PGIM Institutional Money Market Fund	20,780,456	171,916,875	177,023,919	1,213	8,509	15,683,134	15,681,566	100,401	**

	$29,892,231	$257,013,322	$257,803,741	$1,213	$8,509	$29,111,534		$162,783

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
T. Rowe Price Diversified Real Growth
PGIM Core Ultra Short Bond Fund	$1,772,340	$29,253,129	$29,715,612	$(1)	$—	$1,309,856	1,309,856	$12,133
PGIM Institutional Money Market Fund	617,272	3,640,118	3,630,805	(20)	55	626,620	626,558	1,722	**

	$2,389,612	$32,893,247	$33,346,417	$(21)	$55	$1,936,476		$13,855

Affiliated Mutual Fund*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Wellington Management Global Bond
PGIM Institutional Money Market Fund	$7,917,172	$124,268,413	$105,719,207	$2,302	$8,997	$26,477,677	26,475,029	$21,981	**

Affiliated Mutual Fund*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
Wellington Management Real Total Return
PGIM Institutional Money Market Fund	$338,861	$980,251	$1,062,746	$11	$51	$256,428	256,403	$433	**

*	The Portfolios did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial

B20

statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. Each Portfolios’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2018. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2018
AB Global Bond	$6,830,900	3.09%	10	$10,868,000	$—
Managed Fixed Income	495,600	3.30%	5	721,000	—
QMA International Core Equity	1,665,000	3.01%	13	5,966,000	—
Wellington Management Global Bond	5,748,000	2.81%	1	5,748,000	—

8.	Capital and Ownership

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

As of June 30, 2018, substantially all shares of the Portfolios were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“PLAZ”) and Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

In addition, the following number of shareholders held the following percentage of outstanding shares of Portfolio on behalf of multiple beneficial owners.

	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
AB Global Bond	3	97%	97%
American Funds Growth Allocation	2	100	100
Columbia Adaptive Risk Allocation	3	100	100
Emerging Managers Diversified	3	100	100
FQ Absolute Return Currency	4	100	100
Franklin Templeton K2 Global Absolute Return	3	100	100
Goldman Sachs Global Growth Allocation	2	100	100
Goldman Sachs Global Income	3	97	97
Goldman Sachs Strategic Income	3	92	92
Jennison Global Infrastructure	3	100	100
Managed Alternatives	2	100	100
Managed Equity	2	100	100

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	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
Managed Fixed Income	2	100	100
Morgan Stanley Multi-Asset	4	100	100
Neuberger Berman Long/Short	3	100	100
Prudential Flexible Multi-Strategy	2	100	100
QMA International Core Equity	4	94	94
T. Rowe Price Diversified Real Growth	2	100	100
Wellington Management Global Bond	3	97	97
Wellington Management Real Total Return	4	98	98

9.	Other Risks

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk:    The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk:    Derivatives involve special risks and costs and may result in losses to the Portfolios. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. The Portfolios’ use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or close out of derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. Generally, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

Emerging Markets and Foreign Securities Risk:    The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolios may invest may have markets that are less liquid, less regulated and more volatile than US markets.

Geographic Concentration Risk:    The Portfolio’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolio invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Interest Rate Risk:    The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall sharply. This is referred to as “extension risk. The Portfolios investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk:    The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolios may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an

B22

investment in the Portfolios will decline. Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk:    Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Asset-backed securities are another type of pass-through instruments that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds including junk bonds or other securities. The values of mortgage-backed and asset-backed securities vary with changes in interest rates and are particularly sensitive to prepayments (the risk is that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Portfolios to reinvest in lower yielding debt instruments) or extensions (the risk is that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall). Asset-backed securities are also subject to liquidity risk.

Municipal Bonds Risk:    Municipal bonds are subject to credit risk, market risk and interest rate risk. The Portfolios’ holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Portfolios’ yield or the value of the Portfolios’ investments in municipal bonds.

Non-diversification Risk:    The Portfolio is non-diversified, meaning that the Portfolio may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified portfolio. Investing in a non-diversified portfolio involves greater risk than investing in a diversified portfolio because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified portfolio.

Risks of Investments in Bank Loans:    The Portfolios’ ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolios scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolios and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolios may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolios’ access to collateral, if any, may be limited by bankruptcy laws.

Risks of Investing in Real Estate Investment Trusts (REITs):    Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, Including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Portfolio will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Portfolio.

Short Sales Risk:    Short sales involve costs and risks. The Portfolios must pay the lender interest on the security they borrow, and the Portfolios will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Portfolios replace the borrowed security. Although the Portfolios’ gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited.

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When selling short against the box (i.e. short selling securities which the Fund already owns), the Portfolios give up the opportunity for capital appreciation in the security.

US Government and Agency Securities Risk:    US Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all US Government securities are insured or guaranteed by the full faith and credit of the US Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of US Government securities may be affected by changes in the credit rating of the US Government.

10.	Subsequent Events

On July 23, 2018, the Board of Trustees approved the reorganization (the Reorganization) of AST Columbia Adaptive Risk Allocation Portfolio (the Target Portfolio) into the AST T. Rowe Diversified Real Growth Portfolio (the Acquiring Portfolio). The Reorganization is subject to shareholder approval by the Target Portfolio. A special meeting of the Target Portfolio shareholders will be held on November 15, 2018. It is expected that the Reorganization, if approved, would be completed in or around the first quarter of 2019.

The Board of Trustees of the AST Goldman Sachs Strategic Income Portfolio recently approved replacing Goldman Sachs Asset Management, L.P. as a subadviser to the Portfolio with Pacific Investment Management Company LLC. The Board also approved a name change of the Portfolio to AST PIMCO Dynamic Bond Portfolio. These changes are expected to become effective on or about September 17, 2018.

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Financial Highlights

(unaudited)

	AST AB Global Bond Portfolio
	Six Months Ended June 30, 2018		Year Ended December 31,		July 13, 2015(c) through December 31, 2015
			2017	2016
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.86		$10.60	$10.08	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.22	0.17	0.04
Net realized and unrealized gain (loss) on investments	(0.18)		0.04	0.35	0.04

Total from investment operations	(0.07)		0.26	0.52	0.08

Net Asset Value, end of period	$10.79		$10.86	$10.60	$10.08

Total Return(a)	(0.64)%		2.45%	5.16%	0.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,689.2		$1,709.3	$1,299.0	$1,130.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.90	%(e)	0.90%	0.91%	0.92	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.90	%(e)	0.90%	0.91%	0.92	%(e)
Net investment income (loss)	2.13	%(e)	2.01%	1.65%	0.90	%(e)
Portfolio turnover rate(f)	124	%(g)	99%	88%	55	%(g)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	Not annualized.

	AST American Funds Growth Allocation Portfolio
	April 30, 2018(c) through June 30, 2018

Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.69
Net realized and unrealized gain (loss) on investments	(0.52)

Total from investment operations	0.17

Net Asset Value, end of period	$10.17

Total Return(a)	1.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$61.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.60	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.47	%(e)
Net investment income (loss)	39.99	%(e)
Portfolio turnover rate(f)	0	%(g)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	AST Columbia Adaptive Risk Allocation Portfolio
	Six Months Ended June 30, 2018		Year Ended December 31,		July 13, 2015(c) through December 31, 2015
			2017	2016
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$12.00		$10.57	$9.64	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.04		0.07	0.10	0.05
Net realized and unrealized gain (loss) on investments	(0.03)		1.36	0.83	(0.41)

Total from investment operations	0.01		1.43	0.93	(0.36)

Net Asset Value, end of period	$12.01		$12.00	$10.57	$9.64

Total Return(a)	0.08%		13.53%	9.65%	(3.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$21.7		$20.3	$13.5	$6.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.17	%(e)	1.18%	1.18%	1.22	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.88	%(e)	2.02%	2.31%	4.62	%(e)
Net investment income (loss)	0.66	%(e)	0.64%	0.96%	1.17	%(e)
Portfolio turnover rate(f)	104	%(g)	378%	345%	45	%(g)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	Not annualized.

	AST Emerging Managers Diversified Portfolio
	Six Months Ended June 30, 2018		Year Ended December 31,		July 13, 2015(c) through December 31, 2015
			2017	2016
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$11.51		$10.07	$9.73	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.15	0.13	0.05
Net realized and unrealized gain (loss) on investments	(0.20)		1.29	0.21	(0.32)

Total from investment operations	(0.12)		1.44	0.34	(0.27)

Net Asset Value, end of period	$11.39		$11.51	$10.07	$9.73

Total Return(a)	(1.04)%		14.30%	3.49%	(2.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11.6		$10.3	$6.6	$5.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.07	%(e)	1.07%	1.07%	1.07	%(e)
Expenses Before Waivers and/or Expense Reimbursement	2.68	%(e)	3.13%	2.87%	4.87	%(e)
Net investment income (loss)	1.34	%(e)	1.39%	1.28%	1.03	%(e)
Portfolio turnover rate(f)	19	%(g)	32%	49%	26	%(g)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	AST FQ Absolute Return Currency Portfolio
	Six Months Ended June 30, 2018(d)		Year Ended December 31,			April 28, 2014(c) through December 31, 2014
			2017(d)	2016(d)	2015(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.26		$10.58	$9.19	$9.75	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.08)	(0.10)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.95)		(0.24)	1.49	(0.49)	(0.21)

Total from investment operations	(0.96)		(0.32)	1.39	(0.56)	(0.25)

Net Asset Value, end of period	$9.30		$10.26	$10.58	$9.19	$9.75

Total Return(a)	(9.36)%		(3.02)%	15.13%	(5.74)%	(2.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8.4		$9.0	$9.6	$5.6	$5.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.22	%(e)	1.22%	1.22%	1.22%	1.22	%(e)
Expenses Before Waivers and/or Expense Reimbursement	2.37	%(e)	2.35%	2.40%	2.94%	3.76	%(e)
Net investment income (loss)	(0.24	)%(e)	(0.71)%	(0.97)%	(0.79)%	(0.62	)%(e)
Portfolio turnover rate(f)	0	%(g)	0%	0%	0%	0	%(g)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	Not annualized.

	AST Franklin Templeton K2 Global Absolute Return Portfolio
	Six Months Ended June 30, 2018(d)		Year Ended December 31,			April 28, 2014(c) through December 31, 2014
			2017(d)	2016(d)	2015(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.31		$9.59	$9.37	$9.73	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.10	0.09	0.10	0.09
Net realized and unrealized gain (loss) on investments	(0.30)		0.62	0.13	(0.46)	(0.36)

Total from investment operations	(0.20)		0.72	0.22	(0.36)	(0.27)

Capital Contributions	—	(e)(f)	—	—	—	—

Net Asset Value, end of period	$10.11		$10.31	$9.59	$9.37	$9.73

Total Return(a)	(1.94	)%(g)	7.51%	2.35%	(3.70)%	(2.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$26.9		$24.9	$20.9	$16.9	$7.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.08	%(h)	1.08%	1.07%	1.08%	1.08	%(h)
Expenses Before Waivers and/or Expense Reimbursement	1.76	%(h)	1.95%	1.83%	2.49%	4.17	%(h)
Net investment income (loss)	1.93	%(h)	0.98%	0.95%	0.99%	1.63	%(h)
Portfolio turnover rate(i)	16	%(j)	37%	34%	35%	29	%(j)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	AST Goldman Sachs Global Growth Allocation Portfolio
	Six Months Ended June 30, 2018(d)		Year Ended December 31,			April 28, 2014(c) through December 31, 2014
			2017(d)	2016(d)	2015(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.57		$10.77	$10.19	$10.29	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.27	0.15	0.12	0.09
Net realized and unrealized gain (loss) on investments	(0.35)		1.53	0.43	(0.22)	0.20

Total from investment operations	(0.25)		1.80	0.58	(0.10)	0.29

Net Asset Value, end of period	$12.32		$12.57	$10.77	$10.19	$10.29

Total Return(a)	(1.99)%		16.71%	5.69%	(0.97)%	2.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$35.6		$32.7	$24.4	$21.7	$7.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.82	%(e)	0.81%	0.79%	0.79%	0.81	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.49	%(e)	1.61%	1.65%	1.92%	3.84	%(e)
Net investment income (loss)	1.53	%(e)	2.28%	1.46%	1.18%	1.55	%(e)
Portfolio turnover rate(f)	37	%(g)	21%	64%	100%	31	%(g)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	Not annualized.

	AST Goldman Sachs Global Income Portfolio
	Six Months Ended June 30, 2018		Year Ended December 31,		July 13, 2015(c) through December 31, 2015
			2017	2016
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.71		$10.49	$10.14	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.14	0.10	0.05
Net realized and unrealized gain (loss) on investments	(0.16)		0.08	0.25	0.09

Total from investment operations	(0.10)		0.22	0.35	0.14

Net Asset Value, end of period	$10.61		$10.71	$10.49	$10.14

Total Return(a)	(0.93)%		2.10%	3.45%	1.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$789.2		$800.9	$792.4	$754.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.90	%(e)	0.90%	0.92%	0.94	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.92	%(e)	0.92%	0.93%	0.94	%(e)
Net investment income (loss)	1.20	%(e)	1.28%	0.97%	0.98	%(e)
Portfolio turnover rate(f)	153	%(g)	182%	284%	158	%(g)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	AST Goldman Sachs Strategic Income Portfolio
	Six Months Ended June 30, 2018(d)		Year Ended December 31,			April 28, 2014(c) through December 31, 2014
			2017(d)	2016(d)	2015(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.62		$9.65	$9.55	$9.77	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.17	0.16	0.21	0.08
Net realized and unrealized gain (loss) on investments	(0.16)		(0.20)	(0.06)	(0.43)	(0.31)

Total from investment operations	(0.07)		(0.03)	0.10	(0.22)	(0.23)

Net Asset Value, end of period	$9.55		$9.62	$9.65	$9.55	$9.77

Total Return(a)	(0.73)%		(0.31)%	1.05%	(2.25)%	(2.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$303.6		$306.6	$321.4	$513.9	$762.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.04	%(e)	1.05%	1.05%	1.03%	1.00	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.04	%(e)	1.05%	1.05%	1.03%	1.00	%(e)
Net investment income (loss)	1.84	%(e)	1.78%	1.72%	2.20%	1.22	%(e)
Portfolio turnover rate(f)	99	%(g)	146%	278%	264%	177	%(g)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	Not annualized.

	AST Jennison Global Infrastructure Portfolio
	Six Months Ended June 30, 2018(d)		Year Ended December 31,			April 28, 2014(c) through December 31, 2014
			2017(d)	2016(d)	2015(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.04		$10.12	$9.37	$10.45	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.13	0.10	0.10	0.07
Net realized and unrealized gain (loss) on investments	(0.39)		1.79	0.65	(1.18)	0.38

Total from investment operations	(0.25)		1.92	0.75	(1.08)	0.45

Capital Contributions	—	(e)(f)	—	—	—	—

Net Asset Value, end of period	$11.79		$12.04	$10.12	$9.37	$10.45

Total Return(a)	(2.08	)%(g)	18.97%	8.00%	(10.33)%	4.50%
Ratios/Supplemental Data:
Net Asset Value, end of period (in millions)	$13.4		$12.8	$9.1	$7.2	$6.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.26	%(h)	1.26%	1.26%	1.26%	1.26	%(h)
Expenses Before Waivers and/or Expense Reimbursement	1.99	%(h)	2.23%	2.59%	2.98%	3.81	%(h)
Net investment income (loss)	2.37	%(h)	1.19%	1.03%	0.99%	1.15	%(h)
Portfolio turnover rate(i)	33	%(j)	60%	98%	89%	39	%(j)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(unaudited)

	AST Managed Alternatives Portfolio
	Six Months Ended June 30, 2018		Year Ended December 31,		July 13, 2015(c) through December 31, 2015
			2017	2016
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.02		$9.77	$9.68	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		— (e)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.16)		0.25	0.11	(0.31)

Total from investment operations	(0.17)		0.25	0.09	(0.32)

Net Asset Value, end of period	$9.85		$10.02	$9.77	$9.68

Total Return(a)	(1.70)%		2.56%	0.93%	(3.20)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9.6		$7.7	$4.9	$1.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.17	%(f)	0.16%	0.19%	0.25	%(f)
Expenses Before Waivers and/or Expense Reimbursement	1.35	%(f)	1.75%	2.70%	30.28	%(f)
Net investment income (loss)	(0.14	)%(f)	0.04%	(0.16)%	(0.23	)%(f)
Portfolio turnover rate(g)	1	%(h)	8%	24%	0	%(h)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(h)	Not annualized.

	AST Managed Equity Portfolio
	Six Months Ended June 30, 2018(d)		Year Ended December 31,			April 28, 2014(c) through December 31, 2014
			2017(d)	2016(d)	2015(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.30		$10.71	$10.18	$10.33	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.01)	(0.01)	(0.01)	—	(e)
Net realized and unrealized gain (loss) on investments	(0.06)		2.60	0.54	(0.14)	0.33

Total from investment operations	(0.07)		2.59	0.53	(0.15)	0.33

Net Asset Value, end of period	$13.23		$13.30	$10.71	$10.18	$10.33

Total Return(a)	(0.53)%		24.18%	5.21%	(1.45)%	3.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$36.5		$32.7	$20.1	$11.7	$2.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.19	%(f)	0.20%	0.22%	0.24%	0.14	%(f)
Expenses Before Waivers and/or Expense Reimbursement	0.54	%(f)	0.66%	0.77%	1.44%	10.76	%(f)
Net investment income (loss)	(0.10	)%(f)	(0.11)%	(0.10)%	(0.07)%	(0.14	)%(f)
Portfolio turnover rate(g)	0	%(h)	3%	21%	30%	10	%(h)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(unaudited)

	AST Managed Fixed Income Portfolio
	Six Months Ended June 30, 2018(d)		Year Ended December 31,			April 28, 2014(c) through December 31, 2014
			2017(d)	2016(d)	2015(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.66		$10.26	$9.91	$10.07	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		(0.05)	(0.05)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.17)		0.45	0.40	(0.11)	0.08

Total from investment operations	(0.19)		0.40	0.35	(0.16)	0.07

Net Asset Value, end of period	$10.47		$10.66	$10.26	$9.91	$10.07

Total Return(a)	(1.78)%		3.90%	3.53%	(1.59)%	0.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$37.0		$35.0	$28.0	$18.1	$5.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.51	%(e)	0.53%	0.52%	0.49%	0.44	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.52	%(e)	0.57%	0.53%	0.82%	5.60	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.49)%	(0.51)%	(0.49)%	(0.44	)%(e)
Portfolio turnover rate(f)	8	%(g)	12%	13%	52%	60	%(g)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	Not annualized.

	AST Morgan Stanley Multi-Asset Portfolio
	Six Months Ended June 30, 2018		Year Ended December 31,			July 13, 2015(c) through December 31, 2015
			2017	2016
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$9.19		$9.20	$9.46		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.03	—	(e)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.14)		(0.04)	(0.26)		(0.51)

Total from investment operations	(0.04)		(0.01)	(0.26)		(0.54)

Net Asset Value, end of period	$9.15		$9.19	$9.20		$9.46

Total Return(a)	(0.44)%		(0.11)%	(2.75)%		(5.40)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6.3		$5.2	$15.8		$14.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.42	%(f)	1.42%	1.42%		1.42	%(f)
Expenses Before Waivers and/or Expense Reimbursement	3.99	%(f)	4.44%	2.73%		3.75	%(f)
Net investment income (loss)	2.22	%(f)	0.34%	—	%(g)	(0.72	)%(f)
Portfolio turnover rate(h)	103	%(i)	404%	353%		170	%(i)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Less than 0.005%.

(h)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(i)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(unaudited)

	AST Neuberger Berman Long/Short Portfolio
	Six Months Ended June 30, 2018		Year Ended December 31,				July 13, 2015(c) through December 31, 2015
			2017		2016
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$11.20		$9.89		$9.57		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(e)	(0.01)		(0.04)		(0.03)
Net realized and unrealized gain (loss) on investments	—	(f)	1.32		0.36		(0.40)

Total from investment operations	—		1.31		0.32		(0.43)

Capital Contributions	—	(f)(g)	—		—		—

Net Asset Value, end of period	$11.20		$11.20		$9.89		$9.57

Total Return(a)	0.00	%(h)	13.25%		3.34%		(4.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$20.3		$19.1		$15.1		$12.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.78	%(i)(j)	1.80	%(j)	1.76	%(j)	1.65	%(i)(j)
Expenses Before Waivers and/or Expense Reimbursement	2.28	%(i)(j)	2.43	%(j)	2.43	%(j)	3.10	%(i)(j)
Net investment income (loss)	(0.03	)%(i)	(0.12)%		(0.37)%		(0.63	)%(i)
Portfolio turnover rate(k)	49	%(l)	95%		88%		66	%(l)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $(0.005) per share.

(f)	Less than $0.005 per share.

(g)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(h)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(i)	Annualized.

(j)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.36%, 0.38% and 0.34% for the six months ended June 30, 2018 and for the years ended December 31, 2017 and December 31, 2016.

(k)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(l)	Not annualized.

	AST Prudential Flexible Multi-Strategy Portfolio
	Six Months Ended June 30, 2018(d)		Year Ended December 31,			April 28, 2014(c) through December 31, 2014
			2017(d)	2016(d)	2015(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.31		$11.38	$10.59	$10.59	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03		0.01	(0.04)	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.19)		1.92	0.83	0.06	0.60

Total from investment operations	(0.16)		1.93	0.79	—	0.59

Capital Contributions	—	(e)(f)	—	—	—	—

Net Asset Value, end of period	$13.15		$13.31	$11.38	$10.59	$10.59

Total Return(a)	(1.20	)%(g)	16.96%	7.46%	0.00%	5.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$86.8		$83.7	$60.8	$44.1	$9.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.76	%(h)	0.68%	0.60%	0.79%	0.50	%(h)
Expenses Before Waivers and/or Expense Reimbursement	1.54	%(h)	1.57%	1.50%	1.80%	3.87	%(h)
Net investment income (loss)	0.45	%(h)	0.04%	(0.38)%	(0.51)%	(0.10	)%(h)
Portfolio turnover rate(i)	11	%(j)	39%	23%	49%	23	%(j)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(unaudited)

	AST QMA International Core Equity Portfolio
	Six Months Ended June 30, 2018		Year Ended December 31,			January 5, 2015(c) through December 31, 2015
			2017	2016
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$12.77		$10.25	$10.19		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.24	0.23		0.23
Net realized and unrealized gain (loss) on investments	(0.66)		2.28	(0.17)		(0.04)

Total from investment operations	(0.46)		2.52	0.06		0.19

Capital Contributions	—	(e)(f)	—	—	(e)(g)	—

Net Asset Value, end of period	$12.31		$12.77	$10.25		$10.19

Total Return(a)	(3.60	)%(h)	24.59%	0.59	%(h)	1.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$852.4		$939.5	$764.4		$825.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(i)	1.00%	1.00%		0.99	%(i)
Expenses Before Waivers and/or Expense Reimbursement	1.02	%(i)	1.02%	1.03%		1.04	%(i)
Net investment income (loss)	3.11	%(i)	2.06%	2.32%		2.17	%(i)
Portfolio turnover rate(j)	69	%(k)	108%	117%		106	%(k)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(g)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(h)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

	AST T. Rowe Price Diversified Real Growth Portfolio
	Six Months Ended June 30, 2018		Year Ended December 31,			April 28, 2014(c) through December 31, 2014
			2017	2016	2015
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$13.21		$11.14	$10.38	$10.40	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.16	0.14	0.13	0.09
Net realized and unrealized gain (loss) on investments	(0.06)		1.91	0.62	(0.15)	0.31

Total from investment operations	0.05		2.07	0.76	(0.02)	0.40

Capital Contributions	—	(e)(f)	—	—	—	—

Net Asset Value, end of period	$13.26		$13.21	$11.14	$10.38	$10.40

Total Return(a)	0.38	%(g)	18.58%	7.32%	(0.19)%	4.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$63.9		$58.5	$40.6	$31.9	$14.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.99	%(h)	0.99%	0.99%	0.99%	1.00	%(h)
Expenses Before Waivers and/or Expense Reimbursement	1.83	%(h)	1.95%	2.17%	3.26%	7.00	%(h)
Net investment income (loss)	1.67	%(h)	1.26%	1.36%	1.19%	1.21	%(h)
Portfolio turnover rate(i)	25	%(j)	44%	52%	49%	20	%(j)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Annualized.

(i)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(j)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(unaudited)

	AST Wellington Management Global Bond Portfolio
	Six Months Ended June 30, 2018		Year Ended December 31,		July 13, 2015(c) through December 31, 2015
			2017	2016
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$10.65		$10.39	$10.13	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.10	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.02		0.16	0.17	0.09

Total from investment operations	0.08		0.26	0.26	0.13

Net Asset Value, end of period	$10.73		$10.65	$10.39	$10.13

Total Return(a)	0.75%		2.50%	2.57%	1.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,011.3		$2,007.9	$1,546.9	$946.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.90	%(e)	0.90%	0.91%	0.93	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.90	%(e)	0.90%	0.91%	0.93	%(e)
Net investment income (loss)	1.07	%(e)	0.93%	0.81%	0.86	%(e)
Portfolio turnover rate(f)	46	%(g)	73%	79%	16	%(g)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	Not annualized.

	AST Wellington Management Real Total Return Portfolio
	Six Months Ended June 30, 2018		Year Ended December 31,		July 13, 2015(c) through December 31, 2015
			2017	2016
Per Share Operating Performance:(d)
Net Asset Value, beginning of period	$9.21		$9.08	$9.42	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(e)	(0.02)	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	(0.12)		0.15	(0.32)	(0.59)

Total from investment operations	(0.12)		0.13	(0.34)	(0.58)

Capital Contributions	—	(f)(g)	—	—	—

Net Asset Value, end of period	$9.09		$9.21	$9.08	$9.42

Total Return(a)	(1.30	)%(h)	1.43%	(3.61)%	(5.80)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$18.6		$18.2	$17.0	$15.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement.	1.42	%(i)	1.42%	1.42%	1.42	%(i)
Expenses Before Waivers and/or Expense Reimbursement	2.79	%(i)	2.68%	2.54%	2.97	%(i)
Net investment income (loss)	(0.10	)%(i)	(0.23)%	(0.18)%	0.31	%(i)
Portfolio turnover rate(j)	60	%(k)	134%	215%	58	%(k)

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $(0.005) per share.

(f)	Less than $0.005 per share.

(g)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(h)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 12-13, 2018 (the Meeting) and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.2

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual Portfolios in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

[1]

PGIM Investments serves as the sole investment manager for the following portfolios: AST AB Global Bond Portfolio, AST Columbia Adaptive Risk Allocation Portfolio, AST Emerging Managers Diversified Portfolio, AST FQ Absolute Return Currency Portfolio, AST Franklin Templeton K2 Global Absolute Return Portfolio, AST Goldman Sachs Global Growth Allocation Portfolio, AST Goldman Sachs Global Income Portfolio, AST Goldman Sachs Strategic Income Portfolio, AST Managed Alternatives Portfolio, AST Morgan Stanley Multi-Asset Portfolio, AST Neuberger Berman Long/Short Portfolio, AST Prudential Flexible Multi-Strategy Portfolio, AST QMA International Core Equity Portfolio, AST T. Rowe Price Diversified Real Growth Portfolio, AST Wellington Management Global Bond Portfolio, and AST Wellington Management Real Total Return Portfolio.

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

[2]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST American Funds Growth Allocation Portfolio because the Portfolio recently commenced operations and the sole shareholder of the Portfolio and the Board had previously approved the management and subadvisory agreements for the Portfolio for an initial period of two years. The Board noted that it would consider the renewal of the Portfolio’s agreements as part of its annual review of the Trust’s advisory agreements in 2019.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from Portfolio management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of Portfolios it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. As a result of conversations with the Board, the Manager proposed, and the Board accepted, an additional breakpoint to the management fee for the Portfolios that operate as Portfolios-of-Portfolios.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual Portfolios, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual Portfolios.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2017, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual Portfolios that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual Portfolio data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2017. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other Portfolios and accounts and the fee charged by other advisers to comparable mutual Portfolios in a group of mutual Portfolios that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual Portfolios included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles, with the 1st quartile being the best 25% of the mutual Portfolios (for performance, the best performing mutual Portfolios and, for expenses, the lowest cost mutual Portfolios).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST AB Global Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Columbia Adaptive Risk Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.28% (exclusive of certain fees and expenses) through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Emerging Managers Diversified Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that the Manager had agreed to contractually cap the Portfolio’s annual operating expenses at 1.07% (exclusive of certain fees and expenses) through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST FQ Absolute Return Currency Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	N/A	N/A
Actual Management Fees: *
Net Total Expenses: *

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, though it underperformed over the one-year period.

•

The Board considered PGIM Investments’ assertion that the Portfolio’s benchmark index represented a better measure of performance than the Portfolio’s Peer Universe due to significant differences in the Portfolio’s risk/return profile and exposure to equity markets compared to the Portfolios which comprised the Peer Universe.

•

The Board also noted that, although the Portfolio underperformed its benchmark index over the one-year period, the Portfolio outperformed its benchmark index by 1633 basis points the prior year, and that the Portfolio outperformed its benchmark index by 8 basis points since inception through April 30, 2018.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.22% (exclusive of certain fees and expenses), through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	Note: Quartiles for Actual Management Fees and Net Total Expenses are unavailable because the peer group consists of four Portfolios.

AST Franklin Templeton K2 Global Absolute Return Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: *
Net Total Expenses: *

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.17% through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	Note: Quartiles for Actual Management Fees and Net Total Expenses are unavailable because the peer group consists of four Portfolios.

AST Goldman Sachs Global Growth Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-year period.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.19% (exclusive of certain fees and expenses) through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Global Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Strategic Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that based on a recommendation by the Manager, the Board approved the termination of the current subadviser and the appointment of a new subadviser, which was expected to become effective in September 2018.

•	The Board noted that the Manager agreed to implement a voluntary expense cap which caps the Portfolio’s annual operating expenses (exclusive of certain fees and expenses) at 1.02%.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the Management agreement, to renew the existing subadvisory agreement on an interim basis pending appointment of the new subadviser, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

•	fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Jennison Global Infrastructure Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: *
Net Total Expenses: *

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.26% (exclusive of certain fees and expenses) through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	Note: Quartiles for Actual Management Fees and Net Total Expenses are unavailable because the peer group consists of three Portfolios.

AST Managed Alternatives Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board considered the Manager’s assertion that because the Portfolio has a much lower equity allocation than the other Portfolios in the Peer Universe, the Portfolio’s performance against its benchmark index was the most relevant measure of the Portfolio’s performance.

•

The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.47% (exclusive of certain fees and expenses) through June 30, 2019.

•	The Board approved the continuation of the voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a Portfolio-of-Portfolios.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Managed Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.25% (exclusive of certain fees and expenses) through June 30, 2019.

•	The Board approved the continuation of the voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a Portfolio-of-Portfolios.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Managed Fixed Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	N/A	N/A
Actual Management Fees: *
Net Total Expenses: *

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.25% (exclusive of certain fees and expenses), through June 30, 2019.

•	The Board approved continuation of the voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a Portfolio-of-Portfolios.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	Note: Quartiles for Actual Management Fee and Net Total Expenses are not available because the peer group is comprised of fewer than four Portfolios.

AST Morgan Stanley Multi-Asset Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board considered the Manager’s assertion that because the Portfolio has a much lower equity allocation than the other Portfolios in the Peer Universe, the Portfolio’s performance against its benchmark index was the most relevant measure of the Portfolio’s performance. The Board considered that due to the strong equity market during 2017, the Portfolio’s lower equity exposure versus peers resulted in the Portfolio’s material underperformance against the Peer Universe median.

•

The Board noted that the Portfolio did not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•	The Board noted that the Manager had agreed to contractually cap the Portfolio’s annual operating expenses at 1.42% (exclusive of certain fees and expenses) through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Neuberger Berman Long/Short Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.420% (exclusive of certain fees and expenses) through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Flexible Multi-Strategy Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses to 1.48% (exclusive of certain fees and expenses) through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA International Core Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index for the one-year period.

•

The Board further noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Diversified Real Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to cap the Portfolio’s annual operating expenses at 1.05% (exclusive of certain fees and expenses) through June 30, 2019.

•	The Board noted that the Manager had contractually agreed to waive 0.010% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Wellington Management Global Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board considered the Manager’s assertion that performance comparisons with the Peer Universe were of limited value, because, unlike the Portfolio, most of the Portfolios in the Peer Universe do not manage to a USD-hedged benchmark and have more emerging markets exposure.

•

The Board further noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Wellington Management Real Total Return Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board considered the Manager’s assertion that performance comparisons against the benchmark index, rather than the Peer Universe, were the relevant measure of Portfolio performance, because the Portfolios in the Peer Universe maintained very high equity allocations, while the Portfolio does not.

•

The Board further noted that the Portfolio does not yet have a three-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer term performance record.

•	The Board noted that the Manager had contractually agreed to waive 0.133% of its management fee through June 30, 2019

•	The Board noted that the Manager had also agreed to contractually cap the Portfolio’s annual operating expenses at 1.420% (exclusive of certain fees and expenses) through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

***

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Approval of New Subadvisory Agreement: AST Goldman Sachs Strategic Income Portfolio

Matters Considered by the Board

The Board of the Trust, including a majority of the Independent Trustees, met during the Board Meeting that took place on June 12-13, 2018, to consider the Manager’s proposal, with respect to the AST Goldman Sachs Strategic Income Portfolio (the Portfolio) to change the Portfolio’s subadvisory arrangements, investment policies and strategies (such changes are collectively referred to herein from time to time as the Portfolio Repositioning). In advance of the Board Meeting, the Trustees received materials relating to all aspects of the Portfolio Repositioning and had the opportunity to ask questions and request additional information in connection with their consideration of the Portfolio Repositioning. The materials included, among other things, a detailed presentation by PIMCO (PIMCO or the New Subadviser) of the new investment policies and strategies and information about the Portfolio’s performance during the period when it was managed by Goldman Sachs Asset Management, L.P. (GSAM) as the Portfolio’s sole subadviser (2014 to the present).

At the Board Meeting, the Board, including a majority of the Independent Trustees, approved the termination of the existing subadvisory agreement relating to the Portfolio between the Manager and the current subadviser, the execution of the Subadvisory Agreement relating to the Portfolio between the Manager and PIMCO, and changes to the Portfolio’s investment policies and strategies as outlined at the meeting. At the Board Meeting, the Board received presentations from representatives of the Manager and PIMCO and had the opportunity to ask questions and obtain additional information about the Portfolio Repositioning, including the proposed subadvisory arrangement. The material factors and conclusions that formed the basis for the Trustees’ determination to approve the proposed subadvisory arrangement are discussed separately below.

Nature, Quality, and Extent of Services

With respect to the New Subadviser, the Board noted that it had received and was considering information about the New Subadviser at the June 12-13, 2018 meetings in connection with the renewal of the subadvisory agreements between the Manager and the New Subadviser with respect to other PGIM Investments Insurance Portfolios. The Board also noted that it received and considered information at other regular meetings throughout the year regarding the nature, quality and extent of services provided by the New Subadviser. The Board considered, among other things, the qualifications, background and experience of the New Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Portfolio following the Portfolio Repositioning, as well as information on the New Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to the New Subadviser. The Board noted that it was satisfied with the nature, quality and extent of services provided by the New Subadviser with respect to the other PGIM Investments Insurance Portfolios served by the New Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the New Subadviser under the proposed Subadvisory Agreement for the Portfolio would be similar in nature to those provided under the other subadvisory agreements.

Investment Performance

The Board considered that it was approving the New Subadviser as the sole subadviser for the Portfolio and that the New Subadviser would be implementing new investment policies and strategies for the Portfolio as part of the Portfolio Repositioning. The Board reviewed information about the Portfolio’s performance during the period when GSAM served as the sole subadviser for the Portfolio from 2014 through 2018.

Fee rates

The Board considered the proposed subadvisory fees to be paid by the Manager to PIMCO of 0.45% of the Portfolio’s average daily net assets to $100 million; 0.40% on the next $200 million of average daily net assets; and 0.375% over $300 million of average daily net assets, and the fee paid to the current subadviser of 0.40% of average daily net assets to $200 million and 0.375% of average daily net assets over $200 million.

The Board considered that the subadvisory fees would be paid by the Manager to the New Subadviser for the Portfolio. Therefore, a change in the subadvisory fee rate would not change the investment management fee paid by the Portfolio or its shareholders. The Board also considered that neither the Portfolio’s current subadviser, nor PIMCO is affiliated with the Manager. Any change in the effective subadvisory fee rate would change the net investment management fee retained by the Manager. The net investment management fees to be retained by the Manager under the proposed subadvisory arrangement with the New Subadviser would be reviewed in connection with any proposed future renewal of the Portfolio’s investment management agreement or the proposed subadvisory agreement with the New Subadviser for the Portfolio.

Profitability

The Board noted that the current subadviser was not affiliated with the Manager, and concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadviser, as well as the fact that the Manager compensates the subadviser out of its management fee. The Board further noted that the New Subadviser is also not affiliated with the Manager and that the Board will separately consider the profitability of the New Subadviser as its profitability will be reflected in the Manager’s profitability report.

Economies of Scale

The Board noted that the proposed subadvisory fee for the Portfolio was lower than the fee paid by the Manager to the current subadviser. The Board noted that the proposed fee did not contain breakpoints. The Board also noted that it would consider economies of scale in connection with the annual review of advisory agreements.

Other Benefits to the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the New Subadviser. The Board concluded that any potential benefits to be derived by the New Subadviser were consistent with those generally derived by subadvisers to the PGIM Investments Insurance Portfolios, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the New Subadviser were consistent with the types of benefits generally derived by subadvisers to mutual Portfolios.

Conclusion

Based on the materials provided to the Trustees and the presentations made by the Manager and the New Subadviser at the Board Meeting, the Board concluded that approving the Subadvisory Agreement with the New Subadviser was in the best interests of the Portfolio and its shareholders.

Approval of New Management and Subadvisory Agreements:

AST American Funds Growth Allocation Portfolio

Initial Approval of the Portfolio’s Advisory Agreements

As required by the 1940 Act, the Board of the Trust considered the proposed management agreement (the Management Agreement) with the Manager and the proposed subadvisory agreement (the Subadvisory Agreement, and collectively with the Management Agreement, the Advisory Agreements) with Capital International, Inc. (CII or the Subadviser), with respect to the AST American Funds Growth Allocation Portfolio (the Portfolio) prior to the Portfolio’s commencement of operations. The Board, including all of the Independent Trustees, met on January 23, 2018 (the Meeting) and approved the Advisory Agreements for an initial two-year period, after concluding that approval of the Advisory Agreements was in the best interest of the Portfolio.

In advance of the Meeting, the Board requested and received materials relating to the Advisory Agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Advisory Agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Manager and the Subadviser; comparable performance information; the fees proposed to be paid by the Portfolio to the Manager and by the Manager to the Subadviser under the Advisory Agreements; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to the Manager and the Subadviser. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreements with respect to the Portfolio.

The Board determined that the overall arrangements between the Portfolio and the Manager, which will serve as the Portfolio’s investment manager pursuant to the Management Agreement, and between the Manager and the Subadviser, which will serve as the Portfolio’s subadviser pursuant to the terms of the Subadvisory Agreement, are appropriate in light of the services to be performed and the fees to be charged under the Advisory Agreements and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s reaching its determinations to approve the Advisory Agreements are separately discussed below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager in connection with the renewal of the management agreement covering the other portfolios of AST at the June 13-14, 2017 Board meetings, and concluded that it was satisfied with the nature, quality, and extent of services provided by the Manager under the management agreement covering the other AST portfolios. The Board determined that it was reasonable to conclude that the nature, quality, and extent of services to be provided by the Manager under the amended Management Agreement covering the Portfolio would be similar in nature to those provided under the existing Management Agreement.

With respect to the Subadviser, the Board received and considered information regarding the nature and extent of services that would be provided to the Portfolio under the Subadvisory Agreement. The Board considered, among other things, the background and experience of the portfolio managers for the Subadviser. The Board also received information about the underlying funds in which the Portfolio will invest. The Board also received information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to the Subadviser. The Board noted that it received favorable compliance reports from AST’s Chief Compliance Officer (CCO) regarding the Subadviser. The Board concluded that with respect to the Subadviser, based on the nature of the proposed services to be rendered and the background information that it reviewed about the Subadviser, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by the Subadviser.

Performance

Because the Portfolio had not yet commenced operations, no investment performance information for the Portfolio existed for Board review. The Board, however, received and considered hypothetical performance information based on the proposed investment strategy for the Portfolio. After noting the inherent limitation of hypothetical performance information, the Board concluded that it was satisfied with the performance information it received.

While there was no historical performance information of the Portfolio for Board review, the Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Fees and Expenses

The Board considered the proposed management fee, subadvisory fees, fee waivers and expense limitations, and estimated overall expense ratio for the Portfolio. The Board also considered comparisons of those fees and expenses with similar funds based on comparative data from a third-party service provider. The Board concluded that the management fee, subadvisory fees, fee waivers and expense limitations, and estimated overall expense ratio for the Portfolio were reasonable.

Profitability

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information with respect to the Portfolio to be reviewed. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the Portfolio to be reviewed. The Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser and their affiliates in connection with the Portfolio. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other AST portfolios, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Advisory Agreements was in the best interest of the Portfolio.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2018 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-G

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2018

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Trust’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2018 were not audited, and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST BlackRock/Loomis Sayles Bond Portfolio

AST BlackRock Low Duration Bond Portfolio

AST T. Rowe Price Asset Allocation Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2018

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST BlackRock/Loomis Sayles Bond Portfolio	A1
	AST BlackRock Low Duration Bond Portfolio	A110
	AST T. Rowe Price Asset Allocation Portfolio	A144
	Glossary	A202

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2018

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2018

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2018

AST BlackRock / Loomis Sayles Bond
Fund Composition	(% of Net Assets	)
Corporate Bonds	30.9%
U.S. Government Agency Obligations	24.2%
U.S. Treasury Obligations	14.5%
Asset-Backed Securities	11.5%
Sovereign Bonds	5.2%

AST BlackRock Low Duration Bond
Fund Composition	(% of Net Assets	)
Corporate Bonds	40.1%
Asset-Backed Securities	23.7%
Commercial Mortgage-Backed Securities	14.7%
U.S. Government Agency Obligations	7.0%
Residential Mortgage-Backed Securities	5.9%

AST T. Rowe Price Asset Allocation
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Notes 2.000%, 08/31/21	1.5%
Microsoft Corp.	1.1%
Apple, Inc.	1.1%
Amazon.com, Inc.	1.1%
Facebook, Inc. (Class A Stock)	0.8%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2018

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST BlackRock/Loomis Sayles Bond Portfolio	Actual	$1,000.00	$986.10	0.80%	$3.94
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
AST BlackRock Low Duration Bond Portfolio	Actual	$1,000.00	$998.10	0.74%	$3.67
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71
AST T. Rowe Price Asset Allocation Portfolio	Actual	$1,000.00	$1,002.40	0.87%	$4.32
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2018, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 100.4% ASSET-BACKED SECURITIES — 11.5%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 1.3%
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C	2.510%		01/08/21	12,535	$12,524,874
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B	2.110%		01/08/21	570	568,679
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class C	2.880%		07/08/21	360	359,701
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	2,000	1,970,321
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	2,885	2,855,537
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 144A	2.720%		11/20/22	3,890	3,797,146
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 144A	3.070%		09/20/23	2,870	2,808,277
CPS Auto Receivables Trust, Series 2015-C, Class C, 144A	3.420%		08/16/21	4,045	4,059,960
CPS Auto Trust, Series 2017-A, Class B, 144A	2.680%		05/17/21	2,070	2,064,082
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 144A	2.420%		11/15/23	1,620	1,617,023
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 144A	2.150%		04/15/24	1,570	1,559,474
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 144A	2.560%		10/15/25	1,345	1,337,448
Drive Auto Receivables Trust, Series 2016-BA, Class C, 144A	3.190%		07/15/22	1,481	1,483,669
Drive Auto Receivables Trust, Series 2017-1, Class B	2.360%		03/15/21	775	774,101
Drive Auto Receivables Trust, Series 2017-AA, Class B, 144A	2.510%		01/15/21	407	406,636
Drive Auto Receivables Trust, Series 2017-AA, Class C, 144A	2.980%		01/18/22	885	885,074
Drive Auto Receivables Trust, Series 2017-BA, Class B, 144A	2.200%		05/15/20	149	149,190
DT Auto Owner Trust, Series 2017-2A, Class A, 144A	1.720%		05/15/20	120	119,866
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 144A	1.960%		03/15/21	293	292,626
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 144A	2.790%		07/15/21	3,073	3,071,889
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 144A	1.690%		04/15/21	201	199,964
Flagship Credit Auto Trust, Series 2016-1, Class A, 144A	2.770%		12/15/20	603	603,054
Santander Drive Auto Receivables Trust, Series 2014-2, Class C	2.330%		11/15/19	26	26,142
Santander Drive Auto Receivables Trust, Series 2018-2, Class B	3.030%		09/15/22	1,395	1,392,071
Santander Drive Auto Receivables Trust, Series 2018-2, Class C	3.350%		07/17/23	1,010	1,010,229

					45,937,033

Collateralized Loan Obligations — 4.7%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2R, 3 Month LIBOR + 1.100%, 144A	3.448%	(c)	07/15/26	950	949,856

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Allegro CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.130%, 144A	2.861%	(c)	01/17/31	730	$730,563
ALM Ltd. (Cayman Islands), Series 2012-5A, Class A1R3, 3 Month LIBOR + 0.910%, 144A	3.265%	(c)	10/18/27	850	849,878
ALM Ltd. (Cayman Islands), Series 2012-6A, Class A2R3, 3 Month LIBOR + 1.400%, 144A	3.748%	(c)	07/15/26	277	276,445
ALM Ltd. (Cayman Islands), Series 2015-12A, Class BR2, 3 Month LIBOR + 1.650%, 144A	3.736%	(c)	04/16/27	370	369,407
ALM Ltd. (Cayman Islands), Series 2015-16A, Class A2R2, 3 Month LIBOR + 1.500%, 144A	3.832%	(c)	07/15/27	1,020	1,019,999
ALM Ltd. (Cayman Islands), Series 2015-16A, Class BR2, 3 Month LIBOR + 1.900%, 144A	4.230%	(c)	07/15/27	410	409,999
AMMC CLO Ltd. (Cayman Islands), Series 2013-12A, Class AR, 3 Month LIBOR + 1.200%, 144A	3.552%	(c)	11/10/30	500	501,407
AMMC CLO Ltd. (Cayman Islands), Series 2013-13A, Class A1LR, 3 Month LIBOR + 1.260%, 144A	3.619%	(c)	07/24/29	590	591,294
AMMC CLO Ltd. (Cayman Islands), Series 2016-19A, Class C, 3 Month LIBOR + 2.800%, 144A	5.148%	(c)	10/15/28	180	180,949
AMMC CLO Ltd. (Cayman Islands), Series 2017-21A, Class A, 3 Month LIBOR + 1.250%, 144A	3.613%	(c)	11/02/30	250	250,856
AMMC CLO XI Ltd. (Cayman Islands), Series 2012-11A, Class A1R2, 3 Month LIBOR + 1.010%, 144A	3.369%	(c)	04/30/31	890	887,990
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1R, 3 Month LIBOR + 1.250%, 144A	3.592%	(c)	10/13/30	490	491,587
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3RA, Class A, 3 Month LIBOR + 1.050%, 144A	3.409%	(c)	01/28/31	380	378,931
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3RA, Class B, 3 Month LIBOR + 1.500%, 144A	3.859%	(c)	01/28/31	440	438,309
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3RA, Class C, 3 Month LIBOR + 1.850%, 144A	4.209%	(c)	01/28/31	250	248,115
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-4RA, Class C, 3 Month LIBOR + 1.850%, 144A	4.209%	(c)	01/28/31	650	647,311
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5RA, Class B, 3 Month LIBOR + 1.450%, 144A	3.798%	(c)	01/15/30	1,420	1,421,751
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5RA, Class C, 3 Month LIBOR + 1.850%, 144A	4.198%	(c)	01/15/30	640	636,490
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 3 Month LIBOR + 1.270%, 144A	3.618%	(c)	07/15/30	1,030	1,032,405
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-7A, Class AR, 3 Month LIBOR + 0.960%, 144A	3.308%	(c)	10/15/27	4,290	4,289,624

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-7A, Class B1R, 3 Month LIBOR + 1.300%, 144A	3.648%	(c)	10/15/27	650	$644,388
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2018-1RA, Class A1, 3 Month LIBOR + 0.990%, 144A	3.332%	(c)	04/13/31	1,570	1,567,424
Apidos CLO (Cayman Islands), Series 2013-12A, Class AR, 3 Month LIBOR + 1.080%, 144A	3.118%	(c)	04/15/31	6,540	6,536,939
Apidos CLO (Cayman Islands), Series 2013-15A, Class A1RR, 3 Month LIBOR + 1.010%, 144A	3.369%	(c)	04/20/31	500	500,873
Apidos CLO (Cayman Islands), Series 2013-16A, Class A1R, 3 Month LIBOR + 0.980%, 144A	3.335%	(c)	01/19/25	1,451	1,451,237
Apidos CLO (Cayman Islands), Series 2014-18A, Class A1R, 3 Month LIBOR + 1.120%, 144A	3.482%	(c)	07/22/26	250	249,969
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands), Series 2017-FL3, Class A, 1 Month LIBOR + 0.990%, 144A	3.063%	(c)	12/15/27	700	689,820
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2016-FL1A, Class A, 1 Month LIBOR + 1.700%, 144A	3.773%	(c)	09/15/26	950	949,117
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2017-FL2, Class A, 1 Month LIBOR + 0.990%, 144A	3.063%	(c)	08/15/27	330	327,901
Ares CLO Ltd. (Cayman Islands), Series 2013-3A, Class B1R, 3 Month LIBOR + 1.500%, 144A	3.853%	(c)	10/17/24	490	489,382
Ares CLO Ltd. (Cayman Islands), Series 2013-3A, Class C1R, 3 Month LIBOR + 2.100%, 144A	4.453%	(c)	10/17/24	420	419,858
Ares CLO Ltd. (Cayman Islands), Series 2015-1A, Class A2R, 3 Month LIBOR + 1.950%, 144A	4.268%	(c)	12/05/25	330	330,229
ARI Investments LLC^	—%	(p)	01/06/25	1,070	1,069,999
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2013-2A, Class A1RR, 3 Month LIBOR + 0.680%, 144A	3.022%	(c)	02/17/26	2,000	1,999,284
Atrium (Cayman Islands), Series 10A, Class B1R, 3 Month LIBOR + 1.450%, 144A	3.798%	(c)	07/16/25	900	900,178
Atrium (Cayman Islands), Series 10A, Class CR, 3 Month LIBOR + 1.950%, 144A	4.298%	(c)	07/16/25	260	260,250
Avery Point CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 3 Month LIBOR + 0.980%, 144A	3.333%	(c)	07/17/26	690	689,640
Avery Point CLO Ltd. (Cayman Islands), Series 2015-7A, Class A1, 3 Month LIBOR + 1.500%, 144A	3.848%	(c)	01/15/28	460	461,230
Babson CLO Ltd. (Cayman Islands), Series 2015-2A, Class AR, 3 Month LIBOR + 1.190%, 144A	3.549%	(c)	10/20/30	520	521,311
Babson CLO Ltd. (Cayman Islands), Series 2015-IA, Class AR, 3 Month LIBOR + 0.990%, 144A	3.349%	(c)	01/20/31	390	389,574
Babson CLO Ltd. (Cayman Islands), Series 2015-IA, Class BR, 3 Month LIBOR + 1.400%, 144A	3.759%	(c)	01/20/31	250	246,859
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.590%, 144A	3.938%	(c)	10/15/28	440	442,517

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIA, Class A1R, 3 Month LIBOR + 1.240%, 144A	3.595%	(c)	10/18/29	2,210	$2,217,119
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIA, Class A2R, 3 Month LIBOR + 1.720%, 144A	4.075%	(c)	10/18/29	623	624,169
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIIA, Class A1AR, 3 Month LIBOR + 0.780%, 144A	3.135%	(c)	07/18/27	470	468,561
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2018-5BA, Class A1A, 3 Month LIBOR + 1.090%, 144A	3.207%	(c)	04/20/31	1,000	999,613
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 3 Month LIBOR + 1.180%, 144A	3.542%	(c)	10/22/30	560	560,830
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-3A, Class CR, 3 Month LIBOR + 1.900%, 144A	4.259%	(c)	10/29/25	620	621,102
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-4A, Class AR, 3 Month LIBOR + 1.010%, 144A	3.358%	(c)	04/15/25	1,660	1,659,934
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.260%, 144A	3.619%	(c)	04/30/26	553	553,681
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 0.930%, 144A	3.289%	(c)	07/20/26	250	250,082
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1R, 3 Month LIBOR + 1.350%, 144A	3.669%	(c)	11/30/26	730	730,524
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1R, 3 Month LIBOR + 1.000%, 144A	3.339%	(c)	04/20/31	4,250	4,240,404
Bowman Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.180%, 144A	3.510%	(c)	11/23/25	650	650,362
BSPRT Issuer Ltd. (Cayman Islands), Series 2017-FL1, Class A, 1 Month LIBOR + 1.350%, 144A	3.423%	(c)	06/15/27	790	790,543
BSPRT Issuer Ltd. (Cayman Islands), Series 2018-FL3, Class A, 1 Month LIBOR + 1.050%, 144A	3.123%	(c)	03/15/28	780	777,367
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1RR, 3 Month LIBOR + 1.000%, 144A	2.722%	(c)	01/15/31	370	369,208
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 0.970%, 144A	3.310%	(c)	04/17/31	560	557,867
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-1A, Class CR, 3 Month LIBOR + 2.000%, 144A	4.359%	(c)	04/20/27	250	250,218
CBAM Ltd. (Cayman Islands), Series 2017-2A, Class B1, 3 Month LIBOR + 1.750%, 144A	4.103%	(c)	10/17/29	590	590,461
CBAM Ltd. (Cayman Islands), Series 2017-3A, Class A, 3 Month LIBOR + 1.230%, 144A	3.583%	(c)	10/17/29	720	721,242
CBAM Ltd. (Cayman Islands), Series 2017-3A, Class B1, 3 Month LIBOR + 1.700%, 144A	4.053%	(c)	10/17/29	250	250,047

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Cedar Funding CLO Ltd. (Cayman Islands), Series 2014-4A, Class AR, 3 Month LIBOR + 1.230%, 144A	3.592%	(c)	07/23/30	550	$551,351
Cedar Funding CLO Ltd. (Cayman Islands), Series 2016-5A, Class A1, 3 Month LIBOR + 1.610%, 144A	3.963%	(c)	07/17/28	850	850,033
Cedar Funding CLO Ltd. (Cayman Islands), Series 2017-8A, Class A1, 3 Month LIBOR + 1.250%, 144A	3.603%	(c)	10/17/30	3,018	3,028,177
Cedar Funding CLO Ltd. (Cayman Islands), Series 2017-8A, Class B, 3 Month LIBOR + 1.700%, 144A	4.053%	(c)	10/17/30	560	560,495
Cedar Funding CLO Ltd. (Cayman Islands), Series 2018-9A, Class A1, 3 Month LIBOR + 0.980%, 144A	3.217%	(c)	04/20/31	840	839,571
CIFC Funding Ltd. (Cayman Islands), Series 2013-2A, Class A1LR, 3 Month LIBOR + 1.210%, 144A	3.565%	(c)	10/18/30	1,260	1,261,819
CIFC Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 1.100%, 144A	3.455%	(c)	01/18/31	1,780	1,781,801
CIFC Funding Ltd. (Cayman Islands), Series 2014-3A, Class C1R, 3 Month LIBOR + 1.900%, 144A	4.262%	(c)	07/22/26	310	310,170
CIFC Funding Ltd. (Cayman Islands), Series 2014-4A, Class A1R, 3 Month LIBOR + 1.380%, 144A	3.733%	(c)	10/17/26	1,450	1,451,581
CIFC Funding Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 3 Month LIBOR + 1.400%, 144A	3.753%	(c)	01/17/27	3,185	3,188,948
CIFC Funding Ltd. (Cayman Islands), Series 2014-5A, Class CR, 3 Month LIBOR + 2.700%, 144A	5.053%	(c)	01/17/27	250	249,975
CIFC Funding Ltd. (Cayman Islands), Series 2015-2A, Class AR, 3 Month LIBOR + 0.780%, 144A	3.128%	(c)	04/15/27	250	249,338
CIFC Funding Ltd. (Cayman Islands), Series 2015-2A, Class CR, 3 Month LIBOR + 1.700%, 144A	4.048%	(c)	04/15/27	850	850,457
Elevation CLO Ltd. (Cayman Islands), Series 2017-8A, Class A1, 3 Month LIBOR + 1.160%, 144A	3.088%	(c)	10/25/30	430	430,391
Galaxy CLO Ltd. (Cayman Islands), Series 2013-15A, Class AR, 3 Month LIBOR + 1.200%, 144A	3.548%	(c)	10/15/30	1,010	1,012,022
Galaxy CLO Ltd. (Cayman Islands), Series 2016-22A, Class A1, 3 Month LIBOR + 1.580%, 144A	3.928%	(c)	07/16/28	250	250,009
Galaxy CLO Ltd. (Cayman Islands), Series 2018-29A, Class C, 3 Month LIBOR + 1.680%, 144A	4.010%	(c)	11/15/26	250	249,973
GoldenTree Loan Opportunities Ltd. (Cayman Islands), Series 2015-11A, Class AR2, 3 Month LIBOR + 1.070%, 144A	3.425%	(c)	01/18/31	500	500,256
Greystone Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2017-FL1A, Class A, 1 Month LIBOR + 1.550%, 144A	3.623%	(c)	03/15/27	250	249,050

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Greywolf CLO Ltd. (Cayman Islands), Series 2014-2A, Class BR, 3 Month LIBOR + 2.350%, 144A	4.703%	(c)	01/17/27	250	$249,981
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-5A, Class C1R, 3 Month LIBOR + 2.100%, 144A	4.459%	(c)	01/29/26	380	380,189
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-5A, Class C2R, 3 Month LIBOR + 2.100%, 144A	4.459%	(c)	01/29/26	250	250,385
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A1R, 3 Month LIBOR + 1.000%, 144A	3.363%	(c)	02/05/31	5,040	5,045,381
KKR CLO Ltd. (Cayman Islands), Series 12, Class A1R, 3 Month LIBOR + 1.050%, 144A	3.398%	(c)	07/15/27	870	870,009
LCM Ltd. (Cayman Islands), Series 26A, Class A1, 3 Month LIBOR + 1.070%, 144A	2.996%	(c)	01/20/31	1,510	1,510,915
LCM XIV LP (Cayman Islands), Series 14A, Class AR, 3 Month LIBOR + 1.040%, 144A	3.440%	(c)	07/20/31	250	249,993
Madison Park Funding Ltd. (Cayman Islands), Series 2014-14A, Class A2R, 3 Month LIBOR + 1.120%, 144A	3.479%	(c)	07/20/26	7,670	7,669,005
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class A1R, 3 Month LIBOR + 1.190%, 144A	3.552%	(c)	10/21/30	2,950	2,957,294
Madison Park Funding Ltd. (Cayman Islands), Series 2017-26A, Class AR, 3 Month LIBOR + 1.200%, 144A	3.559%	(c)	07/29/30	1,220	1,223,025
Marble Point CLO XI Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.180%, 144A	3.535%	(c)	12/18/30	490	490,485
Mountain Hawk CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 3 Month LIBOR + 2.180%, 144A	4.539%	(c)	01/20/24	740	739,838
MP CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 3 Month LIBOR + 1.250%, 144A	3.609%	(c)	10/20/30	590	591,791
MP CLO VIII Ltd. (Cayman Islands), Series 2015-2A, Class AR, 3 Month LIBOR + 0.910%, 144A	3.266%	(c)	10/28/27	990	988,291
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.198%	(c)	01/15/28	250	248,778
Neuberger Berman Loan Advisers CLO (Cayman Islands), Series 2017-26A, Class A, 3 Month LIBOR + 1.170%, 144A	3.525%	(c)	10/18/30	1,030	1,032,338
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 3 Month LIBOR + 1.080%, 144A	3.442%	(c)	04/26/31	500	498,062
OCP CLO Ltd. (Cayman Islands), Series 2015-10A, Class A1R, 3 Month LIBOR + 0.820%, 144A	3.182%	(c)	10/26/27	160	159,959
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 3 Month LIBOR + 1.260%, 144A	3.608%	(c)	07/15/30	1,910	1,914,554
Octagon Investment Partners 24 Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	3.231%	(c)	05/21/27	2,720	2,719,250

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Octagon Investment Partners 24 Ltd. (Cayman Islands), Series 2015-1A, Class A2AR, 3 Month LIBOR + 1.350%, 144A	3.681%	(c)	05/21/27	1,810	$1,799,260
Octagon Investment Partners 33 Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.190%, 144A	3.549%	(c)	01/20/31	260	260,355
Octagon Investment Partners Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 3 Month LIBOR + 1.000%, 144A	2.984%	(c)	01/25/31	1,990	1,988,908
Octagon Investment Partners Ltd. (Cayman Islands), Series 2018-18A, Class A1A, 3 Month LIBOR + 0.960%, 144A	3.315%	(c)	04/16/31	1,250	1,247,202
OFSI Fund Ltd. (Cayman Islands), Series 2014-6A, Class A2R, 3 Month LIBOR + 1.130%, 144A	3.478%	(c)	03/20/25	2,265	2,259,036
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 3 Month LIBOR + 1.120%, 144A	3.479%	(c)	04/20/25	1,621	1,620,821
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-9A, Class A1R, 3 Month LIBOR + 1.010%, 144A	3.369%	(c)	10/20/25	1,029	1,028,912
OZLM Funding Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 3 Month LIBOR + 1.440%, 144A	3.799%	(c)	10/30/27	6,943	6,959,500
OZLM Funding Ltd. (Cayman Islands), Series 2013-3A, Class BR, 3 Month LIBOR + 3.000%, 144A	5.362%	(c)	01/22/29	2,250	2,264,828
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 3 Month LIBOR + 1.250%, 144A	3.612%	(c)	10/22/30	290	290,959
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A2R, 3 Month LIBOR + 1.700%, 144A	4.062%	(c)	10/22/30	380	379,577
OZLM Ltd. (Cayman Islands), Series 2014-7A, Class A1AR, 3 Month LIBOR + 1.150%, 144A	3.503%	(c)	07/17/26	1,900	1,899,984
OZLM Ltd. (Cayman Islands), Series 2014-7A, Class A1BR, 3 Month LIBOR + 1.150%, 144A	3.503%	(c)	07/17/26	250	249,998
OZLM Ltd. (Cayman Islands), Series 2014-7A, Class B1R, 3 Month LIBOR + 2.250%, 144A	4.603%	(c)	07/17/26	350	349,994
OZLM Ltd. (Cayman Islands), Series 2014-8A, Class A1AR, 3 Month LIBOR + 1.130%, 144A	3.483%	(c)	10/17/26	680	679,886
OZLM Ltd. (Cayman Islands), Series 2014-9A, Class CR, 3 Month LIBOR + 3.550%, 144A	5.909%	(c)	01/20/27	990	991,105
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 3 Month LIBOR + 1.250%, 144A	3.609%	(c)	10/30/30	3,070	3,072,786
OZLM Ltd. (Cayman Islands), Series 2015-12A, Class A1, 3 Month LIBOR + 1.450%, 144A	3.809%	(c)	04/30/27	1,000	1,001,615
OZLM Ltd. (Cayman Islands), Series 2015-14A, Class A2AR, 3 Month LIBOR + 1.700%, 144A	3.701%	(c)	01/15/29	1,050	1,051,893
OZLM Ltd. (Cayman Islands), Series 2017-19A, Class A1, 3 Month LIBOR + 1.220%, 144A	3.568%	(c)	11/22/30	400	400,586
Palmer Square CLO 2018-3 Ltd. (Cayman Islands), Series 2018-3A, Class A2, 144A	—%	(p)	08/15/26	527	527,000
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1AR, 3 Month LIBOR + 1.220%, 144A	3.573%	(c)	10/17/27	440	440,342

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-2A, Class BR, 3 Month LIBOR + 2.250%, 144A	4.603%	(c)	10/17/27	250	$250,371
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 3 Month LIBOR + 1.130%, 144A	3.483%	(c)	01/17/31	250	249,983
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 0.740%, 144A	3.088%	(c)	10/15/25	1,928	1,920,357
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2017-1A, Class A2, 3 Month LIBOR + 1.300%, 144A	3.648%	(c)	10/15/25	1,280	1,280,596
Parallel Ltd. (Cayman Islands), Series 2015-1A, Class C1R, 3 Month LIBOR + 1.750%, 144A	4.109%	(c)	07/20/27	250	249,099
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-1A, Class A2, 3 Month LIBOR + 1.700%, 144A	3.533%	(c)	11/14/29	580	581,008
Race Point CLO Ltd. (Cayman Islands), Series 2016-10A, Class A, 3 Month LIBOR + 1.600%, 144A	3.960%	(c)	07/25/28	1,360	1,360,169
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-1A, Class A, 3 Month LIBOR + 1.370%, 144A	3.718%	(c)	04/15/29	2,050	2,057,416
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-1A, Class B, 3 Month LIBOR + 1.800%, 144A	4.148%	(c)	04/15/29	870	871,382
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-2A, Class B, 3 Month LIBOR + 1.750%, 144A	4.098%	(c)	10/15/29	920	921,996
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-3A, Class A, 3 Month LIBOR + 1.190%, 144A	3.154%	(c)	10/20/30	850	850,036
RR 3 Ltd. (Cayman Islands), Series 2018-3A, Class A1R2, 3 Month LIBOR + 1.090%, 144A	3.438%	(c)	01/15/30	4,880	4,879,767
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class AR, 3 Month LIBOR + 1.120%, 144A	2.842%	(c)	07/15/30	660	660,719
Sound Point CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.650%, 144A	4.009%	(c)	07/20/28	1,410	1,410,000
Sound Point CLO Ltd. (Cayman Islands), Series 2016-2A, Class A, 3 Month LIBOR + 1.660%, 144A	4.019%	(c)	10/20/28	740	740,000
Sound Point CLO Ltd. (Cayman Islands), Series 2016-3A, Class A, 3 Month LIBOR + 1.530%, 144A	3.892%	(c)	01/23/29	1,830	1,835,964
Sound Point CLO Ltd. (Cayman Islands), Series 2016-3A, Class C, 3 Month LIBOR + 2.650%, 144A	5.012%	(c)	01/23/29	250	251,229
Sound Point CLO Ltd. (Cayman Islands), Series 2017-4A, Class A1, 3 Month LIBOR + 1.120%, 144A	2.864%	(c)	01/21/31	320	319,302
Sound Point CLO Ltd. (Cayman Islands), Series 2017-4A, Class B, 3 Month LIBOR + 1.800%, 144A	3.544%	(c)	01/21/31	500	498,491

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Collateralized Loan Obligations (continued)
Sounds Point CLO Ltd. (Cayman Islands), Series 2013-3RA, Class A, 3 Month LIBOR + 1.150%, 144A	3.651%	(c)	04/18/31	410	$410,439
Steele Creek CLO Ltd. (Cayman Islands), Series 2017-1A, Class A, 3 Month LIBOR + 1.250%, 144A	2.884%	(c)	01/15/30	370	370,397
TCI-Flatiron CLO Ltd. (Cayman Islands), Series 2017-1A, Class A, 3 Month LIBOR + 1.200%, 144A	3.521%	(c)	11/17/30	630	631,761
TIAA CLO Ltd. (Cayman Islands), Series 2017-1A, Class A, 3 Month LIBOR + 1.280%, 144A	3.639%	(c)	04/20/29	510	511,395
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.800%, 144A	3.159%	(c)	07/20/27	1,000	998,428
Venture CLO Ltd. (Cayman Islands), Series 2014-18A, Class AR, 3 Month LIBOR + 1.220%, 144A	3.568%	(c)	10/15/29	2,365	2,371,972
Venture CLO Ltd. (Cayman Islands), Series 2014-19A, Class BR, 3 Month LIBOR + 2.000%, 144A	4.348%	(c)	01/15/27	450	449,869
Voya CLO Ltd. (Cayman Islands), Series 2013-3A, Class A1R, 3 Month LIBOR + 1.050%, 144A	3.405%	(c)	01/18/26	1,198	1,197,588
Voya CLO Ltd. (Cayman Islands), Series 2013-3A, Class A2R, 3 Month LIBOR + 1.500%, 144A	3.855%	(c)	01/18/26	450	449,955
Voya CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 3 Month LIBOR + 0.720%, 144A	3.080%	(c)	07/25/26	590	589,285
Voya CLO Ltd. (Cayman Islands), Series 2014-4A, Class BR, 3 Month LIBOR + 2.000%, 144A	4.348%	(c)	10/14/26	290	289,998
Voya CLO Ltd. (Cayman Islands), Series 2017-4A, Class A1, 3 Month LIBOR + 1.130%, 144A	3.478%	(c)	10/15/30	610	611,459
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.320%, 144A	3.679%	(c)	04/20/29	490	491,555
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1, 3 Month LIBOR + 1.150%, 144A	2.881%	(c)	01/17/31	820	820,722
York CLO Ltd. (Cayman Islands), Series 2014-1A, Class CR, 3 Month LIBOR + 2.350%, 144A	4.712%	(c)	01/22/27	250	250,306
York CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 1.150%, 144A	3.512%	(c)	01/22/31	660	659,588
York CLO Ltd. (Cayman Islands), Series 2016-1A, Class AR, 3 Month LIBOR + 1.250%, 144A	3.609%	(c)	10/20/29	350	351,409
York CLO Ltd. (Cayman Islands), Series 2016-1A, Class BR, 3 Month LIBOR + 1.750%, 144A	4.109%	(c)	10/20/29	490	490,988

					167,178,965

Consumer Loans — 0.7%
Lendmark Funding Trust, Series 2017-1A, Class A, 144A	2.830%		12/22/25	3,080	3,053,226
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	3,474	3,481,455

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Consumer Loans (continued)
OneMain Financial Issuance Trust, Series 2015-1A, Class B, 144A	3.850%		03/18/26	3,800	$3,824,999
OneMain Financial Issuance Trust, Series 2015-1A, Class C, 144A	5.120%		03/18/26	2,500	2,543,669
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	1,370	1,366,965
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	3,320	3,340,820
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28	2,514	2,529,300
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	1,989	1,981,153
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	1,613	1,610,201

					23,731,788

Credit Cards — 0.2%
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	2,595	2,592,821
World Financial Network Credit Card Master Trust, Series 2012-C, Class C	4.550%		08/15/22	810	813,391
World Financial Network Credit Card Master Trust, Series 2016-A, Class A	2.030%		04/15/25	1,845	1,787,730
World Financial Network Credit Card Master Trust, Series 2016-C, Class A	1.720%		08/15/23	2,805	2,762,453

					7,956,395

Home Equity Loans — 0.6%
Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, 1 Month LIBOR + 0.650%, 144A	3.268%	(c)	05/28/39	147	77,134
Bayview Financial Revolving Asset Trust, Series 2005-A, Class A1, 1 Month LIBOR + 1.000%, 144A	3.102%	(c)	02/28/40	628	598,296
Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, 1 Month LIBOR + 1.000%, 144A	3.102%	(c)	12/28/40	340	324,292
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE3, Class 1A4, 1 Month LIBOR + 0.350%	2.441%	(c)	04/25/37	1,539	1,213,166
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 1 Month LIBOR + 1.200%	3.291%	(c)	01/25/36	54	53,626
Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3B, 1 Month LIBOR + 0.200%	2.291%	(c)	05/25/37	1,617	1,175,396
Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3C, 1 Month LIBOR + 0.270%	2.361%	(c)	05/25/37	734	538,577
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4Q1B, 1 Month LIBOR + 0.300%, 144A	2.373%	(c)	12/15/33	297	278,827
CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 5F1A, 1 Month LIBOR + 0.240%, 144A	2.313%	(c)	12/15/35	315	302,670

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Home Equity Loans (continued)
CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 1A, 1 Month LIBOR + 0.150%	2.223%	(c)	11/15/36	504	$411,221
EMC Mortgage Loan Trust, Series 2001-A, Class A, 1 Month LIBOR + 0.740%, 144A	2.831%	(c)	05/25/40	884	868,642
GSAA Home Equity Trust, Series 2007-2, Class AF3	5.917%	(cc)	03/25/37	137	55,039
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, 1 Month LIBOR + 2.030%	4.116%	(c)	07/25/34	169	169,874
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, 1 Month LIBOR + 0.270%	2.361%	(c)	05/25/36	290	275,904
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A5	6.410%		07/25/36	255	128,062
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A6	6.000%		07/25/36	192	96,135
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE7, Class A2C, 1 Month LIBOR + 1.250%	3.341%	(c)	07/25/37	8,600	7,975,767
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC1, Class A1, 1 Month LIBOR + 0.130%	2.221%	(c)	11/25/36	2,856	1,791,192
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, 1 Month LIBOR + 0.180%	2.271%	(c)	06/25/37	82	81,871
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 2A1	5.866%		01/25/37	739	694,881
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 1A1	5.820%		03/25/37	2,773	2,728,139
Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A1, 1 Month LIBOR + 0.190%, 144A	2.281%	(c)	11/25/36	622	384,450
WaMu Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A3, 1 Month LIBOR + 0.250%	2.341%	(c)	04/25/37	1,991	1,082,049
WaMu Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A4, 1 Month LIBOR + 0.360%	2.451%	(c)	04/25/37	212	116,413
Yale Mortgage Loan Trust, Series 2007-1, Class A, 1 Month LIBOR + 0.400%, 144A	2.491%	(c)	06/25/37	543	238,861

					21,660,484

Manufactured Housing — 0.1%
ACE Securities Corp. Manufactured Housing Trust, Series 2003-MH1, Class B2, 144A	—%	(p)	08/15/30	404	290,793
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1	7.930%	(cc)	12/10/25	680	476,436
Conseco Finance Securitizations Corp., Series 2000-4, Class A5	7.970%		05/01/32	1,365	660,701
Conseco Finance Securitizations Corp., Series 2000-5, Class A6	7.960%		05/01/31	582	366,759
Conseco Finance Securitizations Corp., Series 2000-5, Class A7	8.200%		05/01/31	1,063	687,291
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A2	5.260%	(cc)	01/15/19	213	164,645

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Manufactured Housing (continued)
Origen Manufactured Housing Contract Trust, Series 2001-A, Class M1	7.820%	(cc)	03/15/32	207	$203,807
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, 1 Month LIBOR + 1.200%, 144A	3.273%	(c)	10/15/37	568	569,520

					3,419,952

Other — 1.3%
AMSR Trust, Series 2016-SFR1, Class G, 1 Month LIBOR + 5.100%, 144A	7.185%	(c)	11/17/33	260	263,545
B2R Mortgage Trust, Series 2015-1, Class A1, 144A	2.524%		05/15/48	192	189,441
Coinstar Funding LLC, Series 2017-1A, Class A2, 144A	5.216%		04/25/47	4,099	4,159,645
Colony American Finance Ltd. (Cayman Islands), Series 2015-1, Class A, 144A	2.896%		10/15/47	4,096	4,070,730
Colony American Homes, Series 2015-1A, Class A, 1 Month LIBOR + 1.200%, 144A	3.246%	(c)	07/17/32	720	719,477
Goldman Sachs Group, Inc. (The), Series 2018-12Sec’d. Notes^	—%	(p)	08/13/18	4,000	4,000,000
Goldman Sachs Group, Inc. (The), Series 2018-13Sec’d. Notes^	—%	(p)	11/13/18	5,000	5,000,000
Goldman Sachs Group, Inc. (The), Series 2018-14Sec’d. Notes^	—%	(p)	02/08/19	13,000	13,000,000
Invitation Homes Trust, Series 2015-SFR3, Class A, 1 Month LIBOR + 1.300%, 144A	3.373%	(c)	08/17/32	909	910,089
Invitation Homes Trust, Series 2015-SFR3, Class E, 1 Month LIBOR + 3.750%, 144A	5.823%	(c)	08/17/32	370	369,966
Invitation Homes Trust, Series 2018-SFR1, Class E, 1 Month LIBOR + 2.000%, 144A	4.085%	(c)	03/17/37	310	310,897
Invitation Homes Trust, Series 2018-SFR1, Class F, 1 Month LIBOR + 2.500%, 144A	4.585%	(c)	03/17/37	250	250,782
Invitation Homes Trust, Series 2018-SFR2, Class A, 1 Month LIBOR + 0.900%, 144A	2.973%	(c)	06/17/37	6,317	6,313,404
Invitation Homes Trust, Series 2018-SFR3, Class A, 1 Month LIBOR + 1.000%, 144A	3.000%	(c)	07/17/37	640	640,000
Invitation Homes Trust, Series 2018-SFR3, Class E, 1 Month LIBOR + 2.000%, 144A	4.000%	(c)	07/17/37	470	469,813
Litigation Fee Residual Funding Trust, Series 2015-1, Class A^	4.000%		10/30/27	1,298	1,292,657
LoanCore Issuer Ltd. (Cayman Islands), Series 2018-CRE1, Class A, 1 Month LIBOR + 1.130%, 144A	3.203%	(c)	05/15/28	1,250	1,250,426
Marathon Ltd. (Cayman Islands), Series 2018-FL1, Class A, 1 Month LIBOR + 1.150%, 144A	3.489%	(c)	06/15/28	290	290,000
MCM Trust, Series 2018-NPL1	—%	(p)	05/28/58	2,110	515,864
Progress Residential Trust, Series 2015-SFR2, Class A, 144A	2.740%		06/12/32	629	620,290
Progress Residential Trust, Series 2016-SFR1, Class A, 1 Month LIBOR + 1.500%, 144A	3.585%	(c)	09/17/33	1,018	1,019,385
Progress Residential Trust, Series 2016-SFR1, Class E, 1 Month LIBOR + 3.850%, 144A	5.935%	(c)	09/17/33	710	717,781
Progress Residential Trust, Series 2017-SFR1, Class A, 144A	2.768%		08/17/34	538	520,676
Progress Residential Trust, Series 2018-SFR1, Class E, 144A	4.380%		03/17/35	140	139,387

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Other (continued)
Progress Residential Trust, Series 2018-SFR1, Class F, 144A	4.778%		03/17/35	100	$99,777

					47,134,032

Residential Mortgage-Backed Securities — 2.3%
Ajax Mortgage Loan Trust, Series 2016-1, Class A, 144A	4.250%		07/25/47	487	488,227
Ajax Mortgage Loan Trust, Series 2016-B, Class A, 144A	4.000%		09/25/65	689	690,347
Ajax Mortgage Loan Trust, Series 2016-C, Class A, 144A	4.000%		10/25/57	459	460,504
Ajax Mortgage Loan Trust, Series 2017-D, Class A, 144A	3.750%		12/25/57	2,233	2,208,743
Ajax Mortgage Loan Trust, Series 2017-D, Class B, 144A^	—%	(p)	12/25/57	1,735	1,072,140
Ajax Mortgage Loan Trust, Series 2018-A, Class B, 144A^	—%	(p)	04/25/58	456	272,838
Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 144A	4.000%		04/28/55	1,080	1,088,050
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 144A	3.000%	(cc)	03/28/57	544	535,241
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class A, 144A	3.500%	(cc)	05/28/69	2,909	2,898,863
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 144A	4.000%	(cc)	10/28/64	1,736	1,751,621
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 144A	4.000%	(cc)	06/28/54	550	554,942
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class A, 144A	4.000%	(cc)	11/28/53	697	703,627
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class M1, 1 Month LIBOR + 0.550%	2.641%	(c)	06/25/36	5,100	5,041,386
Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A3, 1 Month LIBOR + 0.160%	2.251%	(c)	10/25/36	742	564,262
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class M3, 1 Month LIBOR + 0.320%.	2.411%	(c)	11/25/36	580	492,410
Countrywide Asset-Backed Certificates Trust, Series 2005-16, Class 1AF	4.997%	(cc)	05/25/36	881	863,636
Countrywide Asset-Backed Certificates Trust, Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160%	2.251%	(c)	09/25/46	77	75,850
Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB2, Class AF4	3.454%		12/25/36	129	110,024
Credit-Based Asset Servicing & Securitization Trust, Series 2007-CB1, Class AF2	3.674%		01/25/37	1,480	704,664
Credit-Based Asset Servicing & Securitization Trust, Series 2007-CB5, Class A2, 1 Month LIBOR + 0.170%	2.261%	(c)	04/25/37	255	192,888
Fannie Mae Grantor Trust, Series 2002-T10, Class A1, 1 Month LIBOR + 0.120%	2.273%	(c)	06/25/32	582	577,392
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A3, 1 Month LIBOR + 0.160%	2.251%	(c)	04/25/36	270	255,435
Fremont Home Loan Trust, Series 2006-3, Class 1A1, 1 Month LIBOR + 0.140%	2.231%	(c)	02/25/37	1,522	1,230,785

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (continued)
Fremont Home Loan Trust, Series 2006-3, Class 2A3, 1 Month LIBOR + 0.170%	2.261%	(c)	02/25/37	18,319	$10,203,260
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, 1 Month LIBOR + 0.250%	2.341%	(c)	12/25/35	129	127,963
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2A, 1 Month LIBOR + 0.040%	2.131%	(c)	08/25/36	236	147,827
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2B, 1 Month LIBOR + 0.150%	2.241%	(c)	08/25/36	4,294	2,759,795
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2C, 1 Month LIBOR + 0.240%	2.331%	(c)	08/25/36	309	202,814
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A3, 1 Month LIBOR + 0.200%	2.291%	(c)	07/25/37	693	455,636
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, 1 Month LIBOR + 0.090%, 144A	2.181%	(c)	06/25/37	135	94,531
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, 1 Month LIBOR + 0.300%, 144A	2.391%	(c)	06/25/37	10,750	7,721,357
Lehman XS Trust, Series 2007-2N, Class 3A3, 1 Month LIBOR + 0.170%	2.261%	(c)	02/25/37	9,698	7,782,032
Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, 1 Month LIBOR + 0.190%	2.281%	(c)	03/25/46	2,347	1,159,278
Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A4, 1 Month LIBOR + 0.290%	2.381%	(c)	03/25/46	1,645	822,152
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A3, 1 Month LIBOR + 0.180%	2.271%	(c)	05/25/46	780	336,347
Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A3, 1 Month LIBOR + 0.160%	2.251%	(c)	08/25/36	1,001	556,666
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A3, 1 Month LIBOR + 0.160%	2.251%	(c)	09/25/36	620	260,361
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A2, 1 Month LIBOR + 0.110%	2.201%	(c)	10/25/36	331	144,464
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, 1 Month LIBOR + 0.160%	2.251%	(c)	10/25/36	1,331	583,739
MASTR Specialized Loan Trust, Series 2006-3, Class A, 1 Month LIBOR + 0.260%, 144A	2.351%	(c)	06/25/46	163	152,875
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, 1 Month LIBOR + 0.240%	2.331%	(c)	05/25/37	449	311,619
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 144A	2.500%	(cc)	04/25/57	974	955,557
Mill City Mortgage Trust, Series 2015-2, Class A1, 144A	3.000%	(cc)	09/25/57	630	633,557
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A2, 1 Month LIBOR + 0.110%	2.201%	(c)	11/25/36	295	147,149
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, 1 Month LIBOR + 0.400%, 144A	2.491%	(c)	10/25/36	391	349,507
PRPM LLC, Series 2017-1A, Class A1, 144A	4.250%		01/25/22	108	107,501
RAMP Trust, Series 2007-RS1, Class A3, 1 Month LIBOR + 0.170%	2.261%	(c)	02/25/37	435	238,334

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (continued)
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, 1 Month LIBOR + 0.160%	2.251%	(c)	07/25/36	214	$74,425
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, 1 Month LIBOR + 0.800%	2.886%	(c)	01/25/35	15	13,947
Stanwich Mortgage Loan Co. LLC, Series 2016-NPL2, Class NOTE, 144A	3.721%		08/16/46	568	568,077
Stanwich Mortgage Loan Co. LLC, Series 2017-NPB1, Class A1, 144A^	3.598%		05/17/22	2,647	2,646,820
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-MN1A, Class A1, 1 Month LIBOR + 0.230%, 144A	2.321%	(c)	01/25/37	11,328	7,961,955
Towd Point Mortgage Trust, Series 2015-1, Class A5, 144A	3.641%	(cc)	10/25/53	930	944,923
Towd Point Mortgage Trust, Series 2015-4, Class M2, 144A	3.750%	(cc)	04/25/55	1,145	1,144,302
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 144A	2.750%	(cc)	08/25/55	1,982	1,944,153
Towd Point Mortgage Trust, Series 2016-2, Class M2, 144A	3.000%	(cc)	08/25/55	1,080	987,517
Towd Point Mortgage Trust, Series 2016-3, Class M1, 144A	3.500%	(cc)	04/25/56	585	576,267
Towd Point Mortgage Trust, Series 2018-3, Class A1, 144A	3.750%	(cc)	05/25/58	3,515	3,515,562
WaMu Asset-Backed Certificates Trust, Series 2006-HE4, Class 2A2, 1 Month LIBOR + 0.180%	2.271%	(c)	09/25/36	1,338	669,395
WaMu Asset-Backed Certificates Trust, Series 2006-HE5, Class 1A, 1 Month LIBOR + 0.160%	2.246%	(c)	10/25/36	571	493,439
WestVue Mortgage Loan Trust, Series 2015-1A, Class A, 144A	7.500%		09/25/20	24	23,837

					80,652,815

Student Loans — 0.3%
Navient Private Education Loan Trust, Series 2014-AA, Class B, 144A	3.500%		08/15/44	3,000	2,874,725
Navient Private Education Loan Trust, Series 2016-AA, Class B, 144A	3.500%	(cc)	12/16/58	900	876,792
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 Month LIBOR + 0.450%	2.798%	(c)	07/15/36	1,200	1,154,211
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, 3 Month LIBOR + 0.330%	2.671%	(c)	03/15/24	3,999	3,988,821
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3, 3 Month LIBOR + 0.200%	2.541%	(c)	06/15/23	737	735,711
SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 144A	3.020%		10/25/27	962	962,053

					10,592,313

TOTAL ASSET-BACKED SECURITIES (cost $406,509,442)					408,263,777

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

BANK LOANS — 1.8%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Aerospace & Defense — 0.0%
Transdigm, Inc., New Tranche G Term Loan, 1 Month LIBOR + 2.500%	4.594%	(c)	08/22/24	1,085	$1,076,998

Building Materials — 0.0%
Jeld-Wen, Inc., Term B-4 Loan, 3 Month LIBOR + 2.000%	4.334%	(c)	12/14/24	546	543,458

Capital Markets — 0.2%
LSTAR Securities Financing Vehicle, Term Loan^	—%	(p)	04/01/21	7,119	7,101,104

Consumer Finance — 0.1%
Caliber Home Loans, Inc., Term Loan, 3 Month LIBOR + 3.140%	5.474%	(c)	04/24/21	2,414	2,414,019

Containers & Packaging — 0.0%
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%	4.844%	(c)	02/05/23	1,522	1,518,848

Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc., Term B-2 Loan, 1 Month LIBOR + 2.000%	4.094%	(c)	10/31/23	320	316,724
Beacon Roofing Supply, Inc., Initial Term Loan, 1 Month LIBOR + 2.250%	4.280%	(c)	01/02/25	878	872,314

					1,189,038

Electric — 0.1%
AES Corp., Term Loan^	—%	(p)	05/31/22	3,109	3,105,449
Vistra Operations Co. LLC, 2016 Incremental Term Loan, 1 Month LIBOR + 2.250%	4.340%	(c)	12/14/23	640	636,986
Vistra Operations Co. LLC, 2018 Incremental Term Loan, 1 Month LIBOR + 2.000%	4.075%	(c)	12/31/25	730	724,297

					4,466,732

Engineering & Construction — 0.1%
Pisces Midco, Inc., Initial Term Loan, 3 Month LIBOR + 3.750%	6.089%	(c)	04/12/25	1,860	1,855,930

Entertainment — 0.0%
Scientific Games International, Inc., Initial Term B-5 Loan, 2 Month LIBOR + 2.750%	4.882%	(c)	08/14/24	966	961,750

Environmental Control — 0.1%
Robertshaw US Holding Corp., Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.625%	(c)	02/28/25	1,301	1,297,857
Robertshaw US Holding Corp., Initial Term Loan (Second Lien), 1 Month LIBOR + 8.000%^	10.125%	(c)	02/28/26	315	308,700

					1,606,557

Hotels, Restaurants & Leisure — 0.3%
By The Blue Sea LLC, Loan, 1 Month LIBOR + 2.370%^	4.460%	(c)	06/09/24	5,000	4,999,999
Stars Group Holdings, Term Loan, 1 Month LIBOR + 3.500%^	5.590%	(c)	06/27/25	3,661	3,651,417

					8,651,416

Household Products — 0.0%
Energizer Holdings, Term Loan	—%	(p)	06/20/25	395	395,329

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

BANK LOANS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Machinery — 0.0%
Gates Global LLC, Initial B-2 Dollar Term Loan, 3 Month LIBOR + 2.750%	5.084%	(c)	04/01/24	967	$965,685

Media — 0.0%
Charter Communications Operating LLC, Term A-2 Loan, 1 Month LIBOR + 1.500%	3.600%	(c)	03/31/23	1,370	1,366,957

Oil & Gas — 0.0%
California Resources Corp., Initial Loan, 1 Month LIBOR + 4.750%	6.838%	(c)	12/31/22	1,061	1,078,241

Oil & Gas Services — 0.0%
Pioneer Energy Services Corp., Term Loan, 1 Month LIBOR + 7.750%^	9.796%	(c)	11/08/22	967	998,428

Oil, Gas & Consumable Fuels — 0.0%
Midcoast Operating LP, Term Loan B, 1 Month LIBOR + 5.000%^	7.090%	(c)	07/31/25	620	616,899

Personal Products — 0.1%
Coty, Inc., Term Loan	—%	(p)	04/07/25	2,203	2,150,715

Pipelines — 0.2%
Energy Transfer Equity LP, Term Loan	—%	(p)	02/02/24	3,625	3,587,050
Summit Materials LLC, New Term Loan, 1 Month LIBOR + 2.000%	4.094%	(c)	11/21/24	1,515	1,509,604

					5,096,654

Real Estate Investment Trusts (REITs) — 0.3%
Chimera Special Holdings LLC, Term Loan^	—%	(p)	10/06/19	6,611	6,611,022
MGM Growth Properties Operating Partnership LP, Term B Loan, 1 Month LIBOR + 2.000%	4.094%	(c)	03/21/25	1,304	1,301,295
VICI Properties 1 LLC, Term B Loan, 1 Month LIBOR + 2.000%	4.084%	(c)	12/20/24	1,525	1,514,388

					9,426,705

Retail — 0.0%
SRS Distribution, Inc., Initial Term Loan, 3 Month LIBOR + 3.250%	5.580%	(c)	05/23/25	475	470,131

Software — 0.2%
Change Healthcare Holdings LLC, Term Loan	—%	(p)	03/01/24	3,605	3,591,031
First Data Corp., 2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.091%	(c)	04/26/24	1,530	1,539,917

					5,130,948

Telecommunications — 0.1%
Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%	4.334%	(c)	02/22/24	1,531	1,526,278

Trading Companies & Distributors — 0.0%
Foundation Building Materials LLC, Term Loan B, 1 Month LIBOR + 3.250%^	5.340%	(c)	05/09/25	665	662,506

Transportation — 0.0%
XPO Logistics, Inc., Refinancing Term Loan (2018), 1 Month LIBOR + 2.000%	4.091%	(c)	02/24/25	969	960,748

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

BANK LOANS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Waste Management — 0.0%
National Response Corp., Initial Term Loan, 1 Month LIBOR + 5.250%^	7.340%	(c)	06/11/24	975	$967,688

TOTAL BANK LOANS (cost $63,347,564)					63,199,762

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.9%
245 Park Avenue Trust, Series 2017-245P, Class E, 144A	3.779%	(cc)	06/05/37	2,920	2,627,095
245 Park Avenue Trust, Series 2017-245P, Class XA, IO, 144A	0.271%	(cc)	06/05/37	3,000	45,080
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 1 Month LIBOR + 2.120%, 144A	4.192%	(c)	09/15/34	2,050	2,036,508
AOA Mortgage Trust, Series 2015-1177, Class C, 144A	3.110%	(cc)	12/13/29	250	242,839
AREIT Trust, Series 2018-CRE1, Class A, 1 Month LIBOR + 0.850%, 144A	2.923%	(c)	02/15/35	550	550,452
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, 1 Month LIBOR + 1.950%, 144A	4.023%	(c)	12/15/36	1,060	1,058,665
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 1 Month LIBOR + 3.050%, 144A	5.123%	(c)	12/15/36	460	459,421
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, 1 Month LIBOR + 1.050%, 144A	3.123%	(c)	09/15/26	826	825,801
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, 1 Month LIBOR + 3.500%, 144A	5.573%	(c)	09/15/26	561	560,122
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class F, 144A	3.716%	(cc)	04/14/33	500	464,784
BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ, Class E, 144A	3.727%	(cc)	08/14/34	1,470	1,332,063
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class CL, 1 Month LIBOR + 1.500%, 144A	3.573%	(c)	11/15/32	190	189,386
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class DL, 1 Month LIBOR + 2.000%, 144A	4.073%	(c)	11/15/32	380	378,953
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX	5.482%	(cc)	01/15/49	45	45,398
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO	1.012%	(cc)	09/15/48	1,917	92,646
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XB, IO	0.782%	(cc)	02/15/50	6,000	274,319
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XD, IO, 144A	1.438%	(cc)	02/15/50	1,000	89,905
Bancorp Commercial Mortgage (The), Series 2018-CR3, Class A, 1 Month LIBOR + 0.850%, 144A	2.923%	(c)	01/15/33	420	419,848
Bayview Commercial Asset Trust, Series 2005-4A, Class A1, 1 Month LIBOR + 0.300%, 144A	2.391%	(c)	01/25/36	86	80,188
Bayview Commercial Asset Trust, Series 2005-4A, Class M1, 1 Month LIBOR + 0.450%, 144A	2.541%	(c)	01/25/36	62	57,413
Bayview Commercial Asset Trust, Series 2006-3A, Class A1, 1 Month LIBOR + 0.250%, 144A	2.341%	(c)	10/25/36	155	147,243

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Bayview Commercial Asset Trust, Series 2007-4A, Class A1, 1 Month LIBOR + 0.450%, 144A	2.541%	(c)	09/25/37	1,381	$1,319,860
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 1 Month LIBOR + 0.720%, 144A	2.795%	(c)	03/15/37	160	159,748
BBCMS Trust, Series 2015-SRCH, Class A1, 144A	3.312%		08/10/35	693	682,774
BBCMS Trust, Series 2015-SRCH, Class XA, IO, 144A	1.122%	(cc)	08/10/35	4,630	310,686
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1 Month LIBOR + 1.500%, 144A	3.482%	(c)	07/05/33	2,934	2,935,881
BSPRT Issuer Ltd. (Cayman Islands), Series 2017-FL2, Class A, 1 Month LIBOR + 0.820%, 144A	2.893%	(c)	10/15/34	120	119,957
BWAY Mortgage Trust, Series 2013-1515, Class F, 144A	4.058%	(cc)	03/10/33	700	666,161
BXP Trust, Series 2017-CC, Class D, 144A	3.670%	(cc)	08/13/37	330	308,195
BXP Trust, Series 2017-CC, Class E, 144A	3.670%	(cc)	08/13/37	620	555,809
BXP Trust, Series 2017-GM, Class E, 144A	3.539%	(cc)	06/13/39	260	233,569
Caesars Palace Las Vegas Trust 2017-VICI, Series 2017-VICI, Class D, 144A	4.499%	(cc)	10/15/34	240	241,477
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 144A	5.671%	(cc)	04/10/29	140	142,958
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4	3.544%		11/15/50	120	117,553
CD Mortgage Trust, Series 2006-CD3, Class AM	5.648%		10/15/48	1,169	1,208,990
CD Mortgage Trust, Series 2017-CD3, Class A4	3.631%		02/10/50	190	189,195
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XD, IO, 144A	1.863%	(cc)	01/10/48	1,390	151,953
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, IO	1.904%	(cc)	05/10/58	1,531	154,551
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XB, IO	0.891%	(cc)	05/10/58	1,440	71,738
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 144A	3.912%	(cc)	04/10/28	360	357,766
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 1 Month LIBOR + 0.790%, 144A	2.863%	(c)	07/15/32	860	860,268
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class D, 1 Month LIBOR + 1.600%, 144A	3.673%	(c)	07/15/32	650	650,814
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 1 Month LIBOR + 2.150%, 144A	4.223%	(c)	07/15/32	970	968,197
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C, 144A	3.635%	(cc)	05/10/35	180	177,219
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 144A	4.567%	(cc)	04/10/46	1,050	1,013,990
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class A, 1 Month LIBOR + 1.150%, 144A	3.223%	(c)	09/15/27	1,330	1,329,958
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C	5.118%	(cc)	05/10/49	320	325,204
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class C	5.086%	(cc)	04/10/49	160	164,260
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class D, 144A	2.788%		04/10/49	330	254,040

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class D, 144A	3.520%		09/10/31	100	$98,251
Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class E, 144A	4.509%		09/10/31	150	148,187
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class XA, IO	1.073%	(cc)	09/15/50	1,455	96,571
CLNS Trust, Series 2017-IKPR, Class E, 1 Month LIBOR + 3.500%, 144A	5.546%	(c)	06/11/32	750	752,111
COMM 2014-PAT Mortgage Trust, Series 2014-PAT, Class A, 1 Month LIBOR + 0.800%, 144A	2.846%	(c)	08/13/27	410	409,741
Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 144A	3.400%		10/05/30	1,350	1,304,869
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4	4.236%	(cc)	02/10/47	180	186,695
Commercial Mortgage Trust, Series 2015-CR25, Class A4	3.759%		08/10/48	540	544,252
Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.183%		02/10/48	289	282,101
Commercial Mortgage Trust, Series 2016-SAVA, Class A, 1 Month LIBOR + 1.720%, 144A	3.793%	(c)	10/15/34	2,678	2,676,587
Commercial Mortgage Trust, Series 2016-SAVA, Class C, 1 Month LIBOR + 3.000%, 144A	5.073%	(c)	10/15/34	970	971,519
Commercial Mortgage Trust, Series 2017-COR2, Class XA, IO	1.334%	(cc)	09/10/50	1,575	135,083
Commercial Mortgage Trust, Series 2017-DLTA, Class E, 1 Month LIBOR + 1.960%, 144A	4.037%	(c)	08/15/35	410	412,231
Commercial Mortgage Trust, Series 2017-DLTA, Class F, 1 Month LIBOR + 2.580%, 144A	4.654%	(c)	08/15/35	370	371,903
Commercial Mortgage Trust, Series 2017-PFHP, Class A, 1 Month LIBOR + 0.950%, 144A	3.023%	(c)	12/15/30	170	170,081
Commercial Mortgage Trust, Series 2005-C6, Class F, 144A	5.849%	(cc)	06/10/44	110	111,610
Commercial Mortgage Trust, Series 2014-CR16, Class A4	4.051%		04/10/47	1,095	1,125,699
Commercial Mortgage Trust, Series 2014-CR17, Class A5	3.977%		05/10/47	605	619,851
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	100	100,196
Commercial Mortgage Trust, Series 2014-CR19, Class A5	3.796%		08/10/47	320	324,352
Commercial Mortgage Trust, Series 2014-CR21, Class C	4.562%	(cc)	12/10/47	250	242,765
Commercial Mortgage Trust, Series 2014-PAT, Class E, 1 Month LIBOR + 3.150%, 144A	5.196%	(c)	08/13/27	140	141,192
Commercial Mortgage Trust, Series 2014-TWC, Class A, 1 Month LIBOR + 0.850%, 144A	2.896%	(c)	02/13/32	475	474,850
Commercial Mortgage Trust, Series 2015-3BP, Class XA, IO, 144A	0.168%	(cc)	02/10/35	50,000	299,769
Commercial Mortgage Trust, Series 2015-CR23, Class CMD, 144A	3.807%	(cc)	05/10/48	860	851,727
Commercial Mortgage Trust, Series 2015-CR25, Class XA, IO	1.084%	(cc)	08/10/48	3,169	155,290
Commercial Mortgage Trust, Series 2015-LC19, Class D, 144A	2.867%		02/10/48	2,160	1,795,158
Commercial Mortgage Trust, Series 2015-LC21, Class C	4.454%	(cc)	07/10/48	1,000	979,760

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage Trust, Series 2016-667M, Class D, 144A	3.285%	(cc)	10/10/36	170	$154,793
Core Industrial Trust, Series 2015-CALW, Class G, 144A	3.979%	(cc)	02/10/34	495	469,682
Core Industrial Trust, Series 2015-TEXW, Class A, 144A	3.077%		02/10/34	900	894,151
Core Industrial Trust, Series 2015-TEXW, Class D, 144A	3.977%	(cc)	02/10/34	320	319,643
Core Industrial Trust, Series 2015-TEXW, Class E, 144A	3.977%	(cc)	02/10/34	1,300	1,275,977
Core Industrial Trust, Series 2015-TEXW, Class F, 144A	3.977%	(cc)	02/10/34	1,170	1,125,518
Core Industrial Trust, Series 2015-TEXW, Class XA, IO, 144A	0.900%	(cc)	02/10/34	3,930	95,055
Core Industrial Trust, Series 2015-WEST, Class XA, IO, 144A	1.076%	(cc)	02/10/37	2,680	146,181
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class F, 144A	5.234%	(cc)	10/15/39	150	150,982
CSMC, Series 2017-TIME, Class A, 144A	3.646%		11/13/39	160	157,429
CSMC Trust, Series 2015-GLPB, Class A, 144A	3.639%		11/15/34	593	599,307
CSMC Trust, Series 2016-MFF, Class A, 1 Month LIBOR + 1.600%, 144A	3.673%	(c)	11/15/33	118	118,420
CSMC Trust, Series 2017-1, Class A	4.500%	(cc)	03/25/21	3,437	3,459,588
DBJPM Mortgage Trust, Series 2016-C3, Class D, 144A	3.635%	(cc)	09/10/49	413	345,511
DBUBS Mortgage Trust, Series 2017-BRBK, Class A, 144A	3.452%		10/10/34	500	496,503
DBUBS Mortgage Trust, Series 2017-BRBK, Class E, 144A	3.648%	(cc)	10/10/34	800	736,882
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 144A	3.648%	(cc)	10/10/34	170	152,300
Exantas Capital Corp. (Cayman Islands), Series 2018-RSO6, Class A, 1 Month LIBOR + 0.830%, 144A	2.791%	(c)	06/15/35	770	769,481
Fannie Mae-Aces, Series 2018-M1, Class A2	3.086%	(cc)	12/25/27	1,155	1,113,964
Fannie Mae-Aces, Series 2018-M1, Class A2	3.086%	(cc)	12/25/27	296	285,483
Fannie Mae-Aces, Series 2018-M7, Class A2	3.150%	(cc)	03/25/28	855	828,941
Fannie Mae-Aces, Series 2018-M8, Class A2	3.325%	(cc)	06/25/28	1,050	1,041,618
Fannie Mae-Aces, Series 2015-M4, Class X2, IO	0.581%	(cc)	07/25/22	11,520	185,469
Fannie Mae-Aces, Series 2015-M15, Class A2	2.923%	(cc)	10/25/25	3,675	3,585,895
Fannie Mae-Aces, Series 2015-M17, Class A2	3.036%	(cc)	11/25/25	1,605	1,571,982
Fannie Mae-Aces, Series 2016-M4, Class A2	2.576%		03/25/26	2,330	2,218,985
Fannie Mae-Aces, Series 2017-M3, Class A2	2.568%	(cc)	12/25/26	1,925	1,797,962
FHLMC Multifamily Structured Pass-Through Certificates, Series KW01, Class X1, IO	1.116%	(cc)	01/25/26	1,597	93,552
FHLMC Multifamily Structured Pass-Through Certificates, Series K028, Class X1, IO	0.427%	(cc)	02/25/23	27,860	324,283
FHLMC Multifamily Structured Pass-Through Certificates, Series K031, Class X1, IO	0.349%	(cc)	04/25/23	14,393	141,562
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class X1, IO	0.420%	(cc)	07/25/23	10,546	148,065
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%	(cc)	07/25/23	300	305,672
FHLMC Multifamily Structured Pass-Through Certificates, Series K035, Class X1, IO	0.541%	(cc)	08/25/23	12,985	225,658
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, IO	0.898%	(cc)	10/25/23	6,878	228,445

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class X1, IO	1.324%	(cc)	03/25/24	4,273	$232,555
FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class X1, IO	0.867%	(cc)	09/25/24	10,161	387,749
FHLMC Multifamily Structured Pass-Through Certificates, Series K046, Class X1, IO	0.497%	(cc)	03/25/25	11,825	257,800
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.804%	(cc)	11/25/25	4,529	181,087
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class X1, IO	1.028%	(cc)	12/25/25	1,971	110,550
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class X1, IO	1.316%	(cc)	01/25/26	3,364	246,466
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.501%	(cc)	03/25/26	1,501	129,637
FHLMC Multifamily Structured Pass-Through Certificates, Series K057, Class A2	2.570%		07/25/26	2,995	2,843,019
FHLMC Multifamily Structured Pass-Through Certificates, Series K057, Class X1, IO	1.326%	(cc)	07/25/26	1,959	152,406
FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2	2.653%		08/25/26	815	776,705
FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class X1, IO	1.058%	(cc)	08/25/26	1,925	121,599
FHLMC Multifamily Structured Pass-Through Certificates, Series K059, Class A2	3.120%	(cc)	09/25/26	630	620,649
FHLMC Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO	0.437%	(cc)	09/25/26	5,752	128,937
FHLMC Multifamily Structured Pass-Through Certificates, Series K060, Class X1, IO	0.200%	(cc)	10/25/26	20,846	157,645
FHLMC Multifamily Structured Pass-Through Certificates, Series K061, Class A2	3.347%	(cc)	11/25/26	1,895	1,894,381
FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2	3.413%		12/25/26	1,150	1,154,239
FHLMC Multifamily Structured Pass-Through Certificates, Series K063, Class A2	3.430%	(cc)	01/25/27	1,230	1,234,273
FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2	3.224%		03/25/27	2,224	2,199,482
FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class X1, IO	0.744%	(cc)	03/25/27	5,628	254,669
FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class X1, IO	0.815%	(cc)	04/25/27	2,395	120,754
FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2	3.187%	(cc)	09/25/27	220	215,490
FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2	3.444%		12/25/27	120	120,032
FHLMC Multifamily Structured Pass-Through Certificates, Series K152, Class X1, IO	1.097%	(cc)	01/25/31	3,064	262,351
FHLMC Multifamily Structured Pass-Through Certificates, Series K725, Class A2	3.002%		01/25/24	1,905	1,892,499
FHLMC Multifamily Structured Pass-Through Certificates, Series K727, Class A2	2.946%		07/25/24	2,760	2,726,547
FHLMC Multifamily Structured Pass-Through Certificates, Series K730, Class A2	3.590%		01/25/25	190	194,097
FHLMC Multifamily Structured Pass-Through Certificates, Series KIR1, Class X, IO	1.223%	(cc)	03/25/26	1,747	114,903
FHLMC Multifamily Structured Pass-Through Certificates, Series KPLB, Class A	2.770%		05/25/25	2,550	2,477,139
FHLMC Multifamily Structured Pass-Through Certificates, Series KS07, Class A2	2.735%		09/25/25	2,000	1,920,843

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series KW02, Class X1, IO	0.446%	(cc)	12/25/26	7,573	$137,027
FHLMC Multifamily Structured Pass-Through Certificates, Series KW03, Class X1, IO	0.985%	(cc)	06/25/27	1,544	87,581
FREMF Mortgage Trust, Series 2017-K64, Class B, 144A	4.117%	(cc)	03/25/27	120	118,743
FREMF Mortgage Trust, Series 2018-K73, Class B, 144A	3.984%	(cc)	01/25/28	340	328,473
FREMF Mortgage Trust, Series 2018-K732, Class B, 144A^	4.055%	(cc)	05/25/25	290	284,098
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1 Month LIBOR + 1.300%, 144A	3.469%	(c)	12/15/34	450	450,276
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 144A	3.495%	(cc)	12/15/34	737	728,545
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 144A	3.495%	(cc)	12/15/34	490	481,341
Government National Mortgage Assoc., Series 2011-38, Class IO, IO	0.080%	(cc)	04/16/53	8,382	149,145
Government National Mortgage Assoc., Series 2015-146, Class IB, IO	0.849%	(cc)	07/16/55	8,670	492,629
Government National Mortgage Assoc., Series 2015-146, Class IC, IO	0.849%	(cc)	07/16/55	39,819	2,194,384
Government National Mortgage Assoc., Series 2015-189, Class IG, IO	0.930%	(cc)	01/16/57	26,518	1,768,141
Government National Mortgage Assoc., Series 2016-113, Class IO, IO	1.192%	(cc)	02/16/58	1,453	133,362
Government National Mortgage Assoc., Series 2016-128, Class IO, IO	0.936%	(cc)	09/16/56	2,374	183,404
Government National Mortgage Assoc., Series 2016-26, Class IO, IO	0.970%	(cc)	02/16/58	3,076	217,093
Government National Mortgage Assoc., Series 2017-100, Class IO, IO	0.808%	(cc)	05/16/59	1,786	120,934
Government National Mortgage Assoc., Series 2012-23, Class IO, IO	0.587%	(cc)	06/16/53	769	19,499
Government National Mortgage Assoc., Series 2013-191, Class IO, IO	0.753%	(cc)	11/16/53	626	22,719
Government National Mortgage Assoc., Series 2014-40, Class AI, IO	1.000%		02/16/39	1,960	20,763
Government National Mortgage Assoc., Series 2014-52, Class AI, IO	0.825%		08/16/41	1,707	25,016
Government National Mortgage Assoc., Series 2016-87, Class IO, IO	1.004%	(cc)	08/16/58	2,270	176,488
Government National Mortgage Assoc., Series 2016-119, Class IO, IO	1.125%	(cc)	04/16/58	2,467	206,628
Government National Mortgage Assoc., Series 2016-125, Class IO, IO	1.062%	(cc)	12/16/57	2,263	180,052
Government National Mortgage Association, Series 2015-37, Class IO, IO	0.848%	(cc)	10/16/56	455	28,520
Government National Mortgage Association, Series 2016-162, Class IO, IO	0.997%	(cc)	09/16/58	1,996	163,332
Government National Mortgage Association, Series 2016-97, Class IO, IO	1.039%	(cc)	07/16/56	1,665	139,281
GPMT Ltd. (Cayman Islands), Series 2018-FL1, Class A, 1 Month LIBOR + 0.900%, 144A	2.985%	(c)	11/21/35	488	487,093
GS Mortgage Securities Corp., Series 2013-KING, Class D, 144A	3.550%	(cc)	12/10/27	820	812,149

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
GS Mortgage Securities Corp., Series 2013-KING, Class E, 144A	3.550%	(cc)	12/10/27	570	$560,030
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class A, 144A	5.366%		05/03/32	470	519,977
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class D, 1 Month LIBOR + 1.300%, 144A	3.373%	(c)	07/15/32	50	49,969
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class E, 1 Month LIBOR + 1.500%, 144A	3.573%	(c)	07/15/32	100	99,969
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class F, 1 Month LIBOR + 1.800%, 144A	3.873%	(c)	07/15/32	40	40,000
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class G, 1 Month LIBOR + 2.500%, 144A	4.573%	(c)	07/15/32	30	30,009
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 144A	2.856%		05/10/34	390	382,352
GS Mortgage Securities Corp. Trust, Series 2018-CHLL, Class E, 1 Month LIBOR + 2.350%, 144A	4.423%	(c)	02/15/37	140	139,835
GS Mortgage Securities Trust, Series 2011-GC5, Class C, 144A	5.564%	(cc)	08/10/44	2,025	2,096,973
GS Mortgage Securities Trust, Series 2017-GS7, Class E, 144A	3.000%		08/10/50	40	31,867
GS Mortgage Securities Trust, Series 2015-GC32, Class C	4.559%	(cc)	07/10/48	210	207,413
Hilton Orlando Trust, Series 2018-ORL, Class E, 1 Month LIBOR + 2.650%, 144A	4.723%	(c)	12/15/34	440	441,100
HMH Trust, Series 2017-NSS, Class A, 144A	3.062%		07/05/31	700	679,440
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 144A	2.835%		08/10/38	160	150,064
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478%		06/15/34	320	315,001
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5	3.775%		08/15/47	320	324,435
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class B	3.986%		10/15/48	630	621,343
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 144A	4.272%	(cc)	12/15/48	170	162,276
JPMBB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, IO, 144A	0.750%	(cc)	12/15/49	1,800	92,330
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class B	4.050%		09/15/50	70	69,590
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2017-MAUI, Class E, 1 Month LIBOR + 2.950%, 144A	4.996%	(c)	07/15/34	510	511,277
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2003-PM1A, Class G, 144A	6.326%	(cc)	08/12/40	169	170,844
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4FL, 1 Month LIBOR + 1.300%, 144A	3.373%	(c)	06/15/45	100	102,589
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C	4.900%	(cc)	01/15/49	860	873,536
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 1 Month LIBOR + 1.700%, 144A	3.773%	(c)	07/15/36	1,385	1,389,758

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-UES, Class E, 144A	3.742%	(cc)	09/05/32	1,040	$1,025,249
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class E, 1 Month LIBOR + 3.000%, 144A	5.073%	(c)	02/15/35	280	280,264
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 1 Month LIBOR + 0.250%, 144A	2.341%	(c)	03/25/37	372	356,130
Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 1 Month LIBOR + 1.800%, 144A	3.873%	(c)	09/15/28	113	112,670
Lone Star Portfolio Trust, Series 2015-LSP, Class D, 1 Month LIBOR + 4.000%, 144A	6.073%	(c)	09/15/28	128	128,742
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, IO, 144A	1.389%	(cc)	03/10/50	892	42,774
Madison Avenue Trust, Series 2013-650M, Class D, 144A	4.169%	(cc)	10/12/32	579	578,826
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A5	3.892%		06/15/47	800	813,974
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, IO, 144A	1.336%	(cc)	12/15/47	1,070	65,594
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4	3.732%		05/15/48	210	211,060
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class D	3.068%		10/15/48	140	115,494
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5	3.531%		10/15/48	210	208,430
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class D, 144A	3.060%		10/15/48	885	708,477
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, IO, 144A	1.497%	(cc)	10/15/48	1,180	97,511
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class XB, IO	1.116%	(cc)	05/15/49	2,230	146,839
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class XA, IO	1.590%	(cc)	11/15/49	983	83,697
Morgan Stanley Capital I Trust, Series 2014-CPT, Class F, 144A	3.560%	(cc)	07/13/29	130	126,813
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 144A	3.560%	(cc)	07/13/29	1,100	1,059,485
Morgan Stanley Capital I Trust, Series 2015-MS1, Class C	4.165%	(cc)	05/15/48	230	220,428
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 1 Month LIBOR + 2.600%, 144A	4.673%	(c)	11/15/34	1,155	1,155,364
Morgan Stanley Capital I Trust, Series 2017-H1, Class C	4.281%	(cc)	06/15/50	190	185,329
Morgan Stanley Capital I Trust, Series 2017-H1, Class D, 144A	2.546%		06/15/50	890	719,808
Morgan Stanley Capital I Trust, Series 2017-H1, Class XD, IO, 144A	2.361%	(cc)	06/15/50	700	111,622
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class D, 1 Month LIBOR + 1.950%, 144A	4.023%	(c)	11/15/34	200	200,567
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class E, 1 Month LIBOR + 3.050%, 144A	5.123%	(c)	11/15/34	350	351,654
Morgan Stanley Capital I, Inc., Series 2018-H3, Class A5	4.177%		07/15/51	270	277,879

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 1 Month LIBOR + 0.950%, 144A	2.869%	(c)	06/15/35	130	$130,000
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, IO, 144A	0.511%	(cc)	05/10/39	7,700	236,020
One Market Plaza Trust, Series 2017-1MKT, Class XCP, IO, 144A	0.218%	(cc)	02/10/32	12,180	61,024
One Market Plaza Trust, Series 2017-1MKT, Class XNCP, IO, 144A	0.000%	(p)	02/10/32	2,436	2
Prima Capital CRE Securitization Ltd. (Cayman Islands), Series 2015-4A, Class C, 144A	4.000%		08/24/49	150	145,196
RAIT Trust, Series 2017-FL7, Class A, 1 Month LIBOR + 0.950%, 144A	3.023%	(c)	06/15/37	724	723,710
Resource Capital Corp. Ltd. (Cayman Islands), Series 2017-CRE5, Class A, 1 Month LIBOR + 0.800%, 144A	2.873%	(c)	07/15/34	542	542,474
Resource Capital Corp. Ltd. (Cayman Islands), Series 2017-CRE5, Class B, 1 Month LIBOR + 2.000%, 144A	4.073%	(c)	07/15/34	199	198,515
UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, IO	1.766%	(cc)	06/15/50	1,843	192,007
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4	3.244%		04/10/46	2,320	2,305,088
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4	3.185%		03/10/46	3,705	3,674,226
Velocity Commercial Capital Loan Trust, Series 2015-1, Class AFL, 1 Month LIBOR + 2.430%, 144A	4.521%	(c)	06/25/45	178	179,646
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFL, 1 Month LIBOR + 1.800%	3.891%	(c)	10/25/46	260	262,539
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M1	3.661%	(cc)	10/25/46	100	100,504
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M2	4.458%	(cc)	10/25/46	100	100,673
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M3	5.498%	(cc)	10/25/46	100	100,985
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M4	7.226%	(cc)	10/25/46	100	103,906
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFL, 1 Month LIBOR + 1.250%, 144A	3.341%	(c)	05/25/47	701	704,764
Velocity Commercial Capital Loan Trust, Series 2017-2, Class M3, 144A	4.240%	(cc)	11/25/47	190	185,924
Velocity Commercial Capital Loan Trust, Series 2017-2, Class M4, 144A	5.000%	(cc)	11/25/47	95	92,847
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 1 Month LIBOR + 1.350%, 144A	3.423%	(c)	06/15/29	940	940,279
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class XA, IO	1.050%	(cc)	02/15/48	1,123	52,635
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4	3.695%		11/15/48	320	320,299
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XB, IO	0.492%	(cc)	05/15/48	1,040	32,197
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5	3.767%	(cc)	07/15/58	640	646,524

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4	3.718%		12/15/48	110	$110,681
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4	3.809%		12/15/48	360	363,895
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class XA, IO	1.225%	(cc)	12/15/59	1,370	80,992
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class D	5.041%	(cc)	01/15/59	580	556,802
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A5	3.453%		07/15/50	259	253,352
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class C	4.118%		09/15/50	120	114,066
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class D, 144A	4.501%	(cc)	09/15/50	80	73,647
Wells Fargo Commercial Mortgage Trust, Series 2017-HSDB, Class A, 1 Month LIBOR + 0.850%, 144A	2.897%	(c)	12/13/31	287	286,895
Wells Fargo Commercial Mortgage Trust, Series 2018-1745, Class A, 144A^	3.874%	(cc)	06/15/36	150	150,305
Wells Fargo Commercial Mortgage Trust, Series 2018-BXI, Class E, 1 Month LIBOR + 2.160%, 144A	4.230%	(c)	12/15/36	150	149,340
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class XA, IO	0.928%	(cc)	05/15/51	5,200	300,190
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3FL, 1 Month LIBOR + 0.950%, 144A	3.023%	(c)	03/15/44	23	23,148
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 144A	5.399%	(cc)	06/15/44	1,350	1,308,209
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A5	3.678%		08/15/47	345	348,031

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $138,974,996)					137,881,653

CONVERTIBLE BONDS — 0.1%
Electric — 0.0%
NRG Energy, Inc., Gtd. Notes, 144A	2.750%		06/01/48	479	462,666

Oil & Gas — 0.1%
Chesapeake Energy Corp., Gtd. Notes	5.500%		09/15/26	1,008	1,024,415
Whiting Petroleum Corp., Gtd. Notes	1.250%		04/01/20	197	188,023

					1,212,438

Oil & Gas Services — 0.0%
SEACOR Holdings, Inc., Sr. Unsec’d. Notes	3.250%		05/15/30	820	835,490

Pipelines — 0.0%
Cheniere Energy, Inc., Sr. Unsec’d. Notes, Cash coupon 4.875% or PIK N/A, 144A	4.875%		05/28/21	724	743,910

Telecommunications — 0.0%
Intelsat SA, Gtd. Notes, 144A	4.500%		06/15/25	81	99,119

TOTAL CONVERTIBLE BONDS (cost $3,149,777)					3,353,623

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS — 30.9%	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%	03/15/22	515	$519,119

Aerospace & Defense — 0.5%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.850%	12/15/20	456	450,368
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	4.750%	10/07/44	68	69,989
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%	06/15/25	3,040	3,081,419
General Dynamics Corp., Gtd. Notes	3.750%	05/15/28	1,675	1,690,298
Harris Corp., Sr. Unsec’d. Notes	2.700%	04/27/20	448	444,034
Harris Corp., Sr. Unsec’d. Notes	4.400%	06/15/28	1,605	1,617,547
L3 Technologies, Inc., Gtd. Notes	3.850%	06/15/23	985	982,952
L3 Technologies, Inc., Gtd. Notes	3.850%	12/15/26	1,060	1,020,002
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900%	03/01/25	361	343,481
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%	01/15/26	514	505,148
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.600%	03/01/35	862	801,799
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.800%	03/01/45	230	211,234
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.070%	12/15/42	242	232,831
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.090%	09/15/52	380	357,700
Lockheed Martin Corp., Sr. Unsec’d. Notes(a)	4.700%	05/15/46	410	435,879
Northrop Grumman Corp., Sr. Unsec’d. Notes	2.550%	10/15/22	1,050	1,011,384
Northrop Grumman Corp., Sr. Unsec’d. Notes	2.930%	01/15/25	1,760	1,670,879
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.250%	01/15/28	1,719	1,614,937
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.850%	04/15/45	395	358,362
TransDigm, Inc., Gtd. Notes	5.500%	10/15/20	126	126,000
United Technologies Corp., Sr. Unsec’d. Notes(a)	4.050%	05/04/47	875	800,778
United Technologies Corp., Sr. Unsec’d. Notes	4.150%	05/15/45	320	297,225

				18,124,246

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	2.297%	08/14/20	1,185	1,158,013
Reynolds American, Inc. (United Kingdom), Gtd. Notes	3.250%	06/12/20	328	327,663
Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450%	06/12/25	3,015	3,034,306

				4,519,982

Airlines — 0.3%
American Airlines 2015-1 Class A Pass-Through
Trust, Pass-Through Certificates	3.375%	11/01/28	1,365	1,316,963
American Airlines Group, Inc., Gtd. Notes, 144A	4.625%	03/01/20	1,006	1,000,969
Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd. (Colombia), Gtd. Notes	8.375%	05/10/20	405	408,038
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.600%	12/04/20	1,695	1,658,232
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	5,606	5,569,077
Gol Finance, Inc. (Brazil), Gtd. Notes, 144A	7.000%	01/31/25	566	454,328
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey), Pass-Through Certificates, 144A	4.200%	09/15/28	493	460,013
United Airlines 2018-1 Class B Pass-Through Trust, Pass-Through Certificates	4.600%	09/01/27	410	412,034

				11,279,654

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Auto Manufacturers — 1.6%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	3.100%	04/12/21		405	$402,473
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.300%	02/12/21		590	573,101
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.100%	05/04/20		1,685	1,681,576
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.350%	05/04/21		2,130	2,121,728
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	03/12/19		16,905	16,839,292
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%	11/04/19		1,355	1,343,769
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.219%	01/09/22		5,815	5,688,780
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%	02/01/21		786	824,738
General Motors Co., Sr. Unsec’d. Notes	5.000%	04/01/35		3,590	3,399,919
General Motors Co., Sr. Unsec’d. Notes(a)	5.400%	04/01/48		550	522,524
General Motors Financial Co., Inc., Gtd. Notes	3.100%	01/15/19		412	412,387
General Motors Financial Co., Inc., Gtd. Notes(a)	3.150%	06/30/22		2,695	2,619,190
General Motors Financial Co., Inc., Gtd. Notes	3.200%	07/06/21		3,331	3,287,660
General Motors Financial Co., Inc., Gtd. Notes	3.550%	04/09/21		810	807,374
General Motors Financial Co., Inc., Gtd. Notes	3.700%	11/24/20		3,140	3,157,095
General Motors Financial Co., Inc., Gtd. Notes	4.000%	01/15/25		979	949,071
General Motors Financial Co., Inc., Gtd. Notes	4.200%	03/01/21		463	469,454
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	2.550%	04/03/20		4,966	4,880,241
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	3.000%	10/30/20		5,345	5,273,166
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	2.400%	05/22/20		1,200	1,180,395

					56,433,933

Auto Parts & Equipment — 0.1%
Aptiv PLC, Gtd. Notes	4.250%	01/15/26		625	622,954
Aptiv PLC, Gtd. Notes	4.400%	10/01/46		545	512,026
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%	04/29/25		677	676,911

					1,811,891

Banks — 8.1%
Banco Espirito Santo SA (Portugal), Sr. Unsec’d. Notes, EMTN(d)	4.000%	01/21/19	EUR	100	33,866
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%	09/20/22		3,785	3,759,656
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.848%	04/12/23		1,200	1,173,591
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.800%	10/18/20		5,777	5,927,201
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, MTN, 144A	3.300%	10/03/18		3,735	3,735,803
Bank of America Corp., Sr. Unsec’d. Notes	3.419%	12/20/28		8,173	7,696,304
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	2.369%	07/21/21		5,480	5,372,012
Bank of America Corp., Sr. Unsec’d. Notes, GMTN(a)	2.625%	04/19/21		6,405	6,292,128
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23		1,064	1,048,391
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%	04/19/26		553	534,899
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.250%	04/21/20		897	884,693
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.328%	10/01/21		9,455	9,243,271

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.625%	10/19/20	5,060	$4,997,761
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.499%	05/17/22	2,720	2,719,066
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%	08/01/25	1,546	1,538,261
Bank of America Corp., Sub. Notes, MTN	4.183%	11/25/27	2,320	2,259,443
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	3.100%	04/13/21	3,810	3,794,782
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%	12/29/49	1,415	1,338,944
Bank of Nova Scotia (The) (Canada), Sr. Unsec’d. Notes	3.125%	04/20/21	4,295	4,272,824
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%	06/08/20	10,965	10,823,562
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.200%	08/10/21	1,280	1,254,074
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%	01/10/47	1,271	1,191,567
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	4.338%	05/16/24	865	854,306
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	4.972%	05/16/29	1,440	1,426,632
Barclays PLC (United Kingdom), Sub. Notes	4.375%	09/11/24	800	777,584
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450%	01/15/20	890	881,305
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.950%	05/23/22	2,580	2,490,540
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.800%	01/10/24	408	398,825
BPCE SA (France), Gtd. Notes, MTN, 144A	3.000%	05/22/22	625	603,662
Branch Banking & Trust Co., Sr. Unsec’d. Notes, MTN	2.300%	10/15/18	584	583,657
Capital One Financial Corp., Sr. Unsec’d. Notes	2.400%	10/30/20	1,196	1,166,562
Capital One Financial Corp., Sr. Unsec’d. Notes	3.450%	04/30/21	1,630	1,626,240
Citigroup, Inc., Sr. Unsec’d. Notes(a)	2.500%	07/29/19	2,077	2,067,683
Citigroup, Inc., Sr. Unsec’d. Notes	2.650%	10/26/20	735	725,034
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%	03/30/21	610	598,273
Citigroup, Inc., Sr. Unsec’d. Notes(a)	2.900%	12/08/21	2,985	2,924,180
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	01/10/28	710	687,660
Citigroup, Inc., Sub. Notes	3.500%	05/15/23	1,723	1,684,936
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	795	771,045
Citigroup, Inc., Sub. Notes	4.050%	07/30/22	8,895	8,943,015
Citigroup, Inc., Sub. Notes(a)	4.125%	07/25/28	150	143,608
Citizens Bank NA, Sr. Unsec’d. Notes	2.250%	03/02/20	3,484	3,427,027
Citizens Bank NA, Sr. Unsec’d. Notes	2.650%	05/26/22	2,700	2,610,937
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.300%	12/03/18	703	702,025
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, MTN	2.250%	01/14/20	2,150	2,123,360
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	3.000%	10/29/21	500	493,310
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.207%	06/12/24	1,300	1,300,946
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%	03/26/20	2,474	2,446,954
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	3.875%	09/12/23	850	843,402
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	2.950%	08/20/20	1,142	1,110,396
Deutsche Bank AG (Germany), Sub. Notes	4.875%	12/01/32	400	342,208
Fifth Third Bank, Sr. Unsec’d. Notes	2.250%	06/14/21	1,798	1,751,745

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Gilex Holding Sarl (Luxembourg), Sr. Sec’d. Notes, 144A	8.500%		05/02/23	567	$583,018
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.000%		04/25/19	575	571,023
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	2.350%		11/15/21	2,833	2,724,471
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.600%		04/23/20	376	372,452
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%		01/31/19	2,719	2,716,810
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%		04/25/21	1,241	1,213,608
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.750%		09/15/20	637	629,404
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23	565	561,286
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.017%		10/31/38	715	651,469
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	5,915	6,330,023
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.170%	3.491%	(c)	05/15/26	650	642,078
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	3,040	3,607,999
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.000%		05/22/49	1,760	1,632,400
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.650%		01/05/22	4,501	4,358,010
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.950%		05/18/24	705	702,476
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	800	836,241
HSBC USA, Inc., Sr. Unsec’d. Notes(a)	2.350%		03/05/20	4,635	4,580,866
HSBC USA, Inc., Sr. Unsec’d. Notes	2.750%		08/07/20	600	594,479
Huntington National Bank (The), Sr. Unsec’d. Notes	3.250%		05/14/21	1,475	1,471,536
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%		09/25/23	841	891,151
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.375%		01/12/23	836	768,448
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, MTN, 144A	6.500%		02/24/21	600	621,657
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A	5.017%		06/26/24	2,730	2,477,927
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.700%		05/18/23	950	912,002
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.972%		01/15/23	4,943	4,814,286
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.514%		06/18/22	3,185	3,187,452
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540%		05/01/28	1,290	1,235,036
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.882%		07/24/38	1,520	1,403,863
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%		07/15/25	782	779,065
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	3,275	3,367,960
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	3,425	3,542,861
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.625%		05/10/21	3,267	3,379,364
KeyBank NA, Sr. Unsec’d. Notes(a)	3.350%		06/15/21	250	250,363
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.100%		07/06/21	990	976,396
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		01/11/27	826	780,777

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.450%	05/08/25	1,025	$1,031,196
Lloyds Banking Group PLC (United Kingdom), Sub. Notes	4.344%	01/09/48	5,625	4,827,137
Lloyds Banking Group PLC (United Kingdom), Sub. Notes	4.650%	03/24/26	2,560	2,518,834
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.998%	02/22/22	2,090	2,051,875
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.455%	03/02/23	4,730	4,689,315
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.273%	09/13/21	533	511,525
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.953%	02/28/22	6,575	6,417,205
Morgan Stanley, Sr. Unsec’d. Notes	2.800%	06/16/20	5,570	5,525,054
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	8,145	8,611,265
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%	10/23/24	4,620	4,561,077
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	1,590	1,591,803
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.750%	05/19/22	5,400	5,231,251
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.591%	07/22/28	3,240	3,079,448
Northern Trust Corp., Sub. Notes	3.375%	05/08/32	950	892,447
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.498%	05/15/23	780	755,592
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.892%	05/18/29	200	199,110
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%	08/05/21	2,543	2,463,409
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A	5.625%	09/15/45	1,935	1,987,369
Santander UK PLC (United Kingdom), Sub. Notes, 144A	5.000%	11/07/23	2,120	2,152,196
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A	1.950%	09/19/19	3,195	3,152,179
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A	2.050%	03/06/19	9,010	8,961,431
SunTrust Banks, Inc., Sr. Unsec’d. Notes(a)	4.000%	05/01/25	350	351,668
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	3.350%	05/24/21	650	650,949
Synchrony Bank, Sr. Unsec’d. Notes	3.650%	05/24/21	1,910	1,911,107
U.S. Bancorp, Sub. Notes, MTN	2.950%	07/15/22	1,040	1,016,194
UBS AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.350%	03/26/20	1,005	993,689
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.859%	08/15/23	2,020	1,933,373
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.950%	09/24/20	3,985	3,943,001
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%	09/24/25	515	511,401
UniCredit SpA (Italy), Sub. Notes, 144A	5.861%	06/19/32	2,655	2,357,295
US Bancorp, Sr. Unsec’d. Notes, MTN	3.150%	04/27/27	570	544,859
US Bank NA/Cincinnati OH, Sr. Unsec’d. Notes	3.104%	05/21/21	645	644,951
Washington Mutual Bank, Sr. Unsec’d. Notes(d)	2.608%	05/01/09	980	9,310
Washington Mutual Bank, Sr. Unsec’d. Notes(d)	2.608%	11/06/09	770	7,315
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500%	03/04/21	2,380	2,326,886
Wells Fargo & Co., Sr. Unsec’d. Notes, GMTN	2.600%	07/22/20	745	735,540
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	2.625%	07/22/22	3,075	2,961,790

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	2.600%	11/23/20	1,690	$1,663,285
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	3.650%	05/15/23	1,885	1,886,816

				286,227,560

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%	02/01/21	1,463	1,442,836
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%	02/01/23	1,245	1,234,590
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.650%	02/01/26	55	53,842
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	770	780,431
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.375%	04/15/38	2,145	2,082,375
Maple Escrow Subsidiary, Inc., Gtd. Notes, 144A	3.551%	05/25/21	1,125	1,125,994
Maple Escrow Subsidiary, Inc., Gtd. Notes, 144A	4.057%	05/25/23	1,090	1,092,658

				7,812,726

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	2.125%	05/01/20	1,388	1,364,524
Amgen, Inc., Sr. Unsec’d. Notes	4.400%	05/01/45	1,021	973,088
Baxalta, Inc., Gtd. Notes	4.000%	06/23/25	1,405	1,375,457
Baxalta, Inc., Gtd. Notes	5.250%	06/23/45	660	681,002
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20	1,780	1,772,255
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.350%	02/01/20	316	312,907
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500%	09/01/23	859	818,878
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.000%	09/01/36	505	485,920
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45	735	734,663
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.600%	09/01/35	150	154,379

				8,673,073

Building Materials — 0.3%
CRH America Finance, Inc. (Ireland), Gtd. Notes, 144A	3.400%	05/09/27	1,305	1,228,311
Johnson Controls International PLC, Sr. Unsec’d. Notes	5.125%	09/14/45	850	880,583
LafargeHolcim Finance US LLC (Switzerland), Gtd. Notes, 144A(a)	4.750%	09/22/46	725	678,996
Owens Corning, Gtd. Notes	4.200%	12/01/24	1,950	1,923,819
Votorantim Cimentos SA (Brazil), Gtd. Notes, 144A	7.250%	04/05/41	7,505	7,476,931

				12,188,640

Chemicals — 0.8%
Braskem America Finance Co. (Brazil), Gtd. Notes, 144A	7.125%	07/22/41	5,925	6,635,999
Cydsa SAB de CV (Mexico), Gtd. Notes, 144A	6.250%	10/04/27	376	338,964
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42	290	273,162
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.625%	10/01/44	435	427,876
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	5,180	5,335,129
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.500%	01/15/48	290	253,042

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Chemicals (continued)
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	4,760	$4,391,100
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	5.625%	04/25/24	4,145	4,236,853
Petkim Petrokimya Holding A/S (Turkey), Sr. Unsec’d. Notes, 144A	5.875%	01/26/23	307	278,956
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.000%	12/15/42	120	106,904
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes(a)	4.500%	06/01/47	470	448,574
Syngenta Finance NV (Switzerland), Gtd. Notes, 144A	3.698%	04/24/20	4,285	4,269,442

				26,996,001

Commercial Services — 0.6%
Acwa Power Management And Investments One Ltd. (Saudi Arabia), Sr. Sec’d. Notes, 144A	5.950%	12/15/39	6,025	5,885,701
Cardtronics, Inc./Cardtronics USA, Inc., Gtd. Notes, 144A	5.500%	05/01/25	675	610,875
Cielo SA/Cielo USA, Inc. (Brazil), Gtd. Notes, 144A	3.750%	11/16/22	3,990	3,720,715
Equifax, Inc., Sr. Unsec’d. Notes	3.300%	12/15/22	995	973,902
Equifax, Inc., Sr. Unsec’d. Notes	7.000%	07/01/37	395	475,709
George Washington University (The), Unsec’d. Notes	4.126%	09/15/48	911	921,339
Great Lakes Dredge & Dock Corp., Gtd. Notes	8.000%	05/15/22	321	328,223
Herc Rentals, Inc., Sec’d. Notes, 144A	7.500%	06/01/22	672	710,640
Herc Rentals, Inc., Sec’d. Notes, 144A(a)	7.750%	06/01/24	610	651,175
IHS Markit Ltd., Gtd. Notes, 144A	4.000%	03/01/26	695	662,856
Moody’s Corp., Sr. Unsec’d. Notes	2.750%	12/15/21	786	767,672
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000%	04/15/22	278	273,163
Northwestern University, Unsec’d. Notes	3.662%	12/01/57	324	316,128
Total System Services, Inc., Sr. Unsec’d. Notes	3.750%	06/01/23	775	768,041
Total System Services, Inc., Sr. Unsec’d. Notes	3.800%	04/01/21	320	322,188
Total System Services, Inc., Sr. Unsec’d. Notes	4.800%	04/01/26	1,635	1,676,092
University of Notre Dame du Lac, Unsec’d. Notes	3.394%	02/15/48	520	489,627
University of Southern California, Unsec’d. Notes	3.028%	10/01/39	1,228	1,113,597
Wesleyan University, Unsec’d. Notes	4.781%	07/01/2116	642	655,291

				21,322,934

Computers — 0.5%
Apple, Inc., Sr. Unsec’d. Notes	2.850%	05/11/24	3,045	2,948,058
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	940	920,666
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	397	354,809
Apple, Inc., Sr. Unsec’d. Notes	4.650%	02/23/46	2,332	2,512,264
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	8.350%	07/15/46	191	230,025
DXC Technology Co., Sr. Unsec’d. Notes	2.875%	03/27/20	788	782,356
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	783	784,136
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	3.600%	10/15/20	3,630	3,647,247
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	6.200%	10/15/35	3,720	3,795,278
HP, Inc., Sr. Unsec’d. Notes	3.750%	12/01/20	189	190,488

				16,165,327

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.750%		05/15/19	7,896	$7,943,073
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	4.500%		05/15/21	1,480	1,507,936
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	4.625%		10/30/20	2,015	2,052,904
Air Lease Corp., Sr. Unsec’d. Notes	2.625%		07/01/22	870	833,658
Ally Financial, Inc., Gtd. Notes	7.500%		09/15/20	3,175	3,397,249
Ally Financial, Inc., Sr. Unsec’d. Notes	3.250%		11/05/18	25	24,999
American Express Co., Sr. Unsec’d. Notes	3.375%		05/17/21	1,260	1,261,502
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%		08/15/19	1,833	1,821,758
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(a)	3.300%		05/03/27	495	476,995
Bear Stearns Cos. LLC (The), Gtd. Notes	4.650%		07/02/18	2,690	2,689,999
Blackstone Holdings Finance Co. LLC, Gtd. Notes, 144A	4.000%		10/02/47	825	741,794
CME Group, Inc., Sr. Unsec’d. Notes	3.750%		06/15/28	50	50,394
Credivalores-Crediservicios SAS (Colombia), Sr. Unsec’d. Notes, 144A	9.750%		07/27/22	370	362,600
Discover Financial Services, Sr. Unsec’d. Notes	4.100%		02/09/27	646	619,632
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%		11/15/35	1,875	1,816,462
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		04/01/19	4,560	4,653,324
National Rural Utilities Cooperative Finance Corp., Sub. Notes	4.750%		04/30/43	3,730	3,782,793
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%		01/15/19	3,600	3,628,800
ORIX Corp. (Japan), Sr. Unsec’d. Notes	2.900%		07/18/22	905	880,457
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%		05/01/25	3,380	3,308,276
Springleaf Finance Corp., Gtd. Notes	5.250%		12/15/19	5,406	5,473,575
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19	1,068	1,065,947
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	506	500,665
Synchrony Financial, Sr. Unsec’d. Notes	4.500%		07/23/25	631	619,712
Tarjeta Naranja SA (Argentina), Sr. Unsec’d. Notes, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.500% (Cap N/A, Floor 15.000%), 144A	36.062%	(c)	04/11/22	592	313,760
Unifin Financiera SAB de CV SOFOM ENR (Mexico), Sub. Notes, 144A	8.875%		07/29/99	225	200,927
Visa, Inc., Sr. Unsec’d. Notes	3.150%		12/14/25	330	319,235
Visa, Inc., Sr. Unsec’d. Notes	4.150%		12/14/35	1,007	1,043,432

					51,391,858

Electric — 1.5%
AEP Texas, Inc., Sr. Unsec’d. Notes, 144A	3.950%		06/01/28	1,290	1,285,943
Alabama Power Co., Sr. Unsec’d. Notes	4.150%		08/15/44	110	108,566
Alabama Power Co., Sr. Unsec’d. Notes	4.300%		07/15/48	750	761,637
Alliant Energy Finance LLC, Gtd. Notes, 144A	3.750%		06/15/23	295	294,946
Ameren Illinois Co., First Mortgage	3.800%		05/15/28	620	626,050
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.500%		08/15/46	370	331,061
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950%		03/01/48	710	696,913
Cometa Energia SA de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375%		04/24/35	7,470	7,168,959
Consumers Energy Co., First Mortgage	4.050%		05/15/48	220	219,604
Dominion Energy, Inc., Jr. Sub. Notes	2.579%		07/01/20	1,515	1,492,781

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Electric (continued)
DTE Electric Co., General Ref. Mortgage	4.050%	05/15/48	985	$978,166
Duke Energy Corp., Sr. Unsec’d. Notes	3.750%	09/01/46	1,225	1,078,991
Duke Energy Corp., Sr. Unsec’d. Notes	4.800%	12/15/45	1,095	1,145,489
Duke Energy Florida LLC, First Mortgage	3.800%	07/15/28	460	462,491
Emera US Finance LP (Canada), Gtd. Notes	2.150%	06/15/19	1,209	1,196,380
Emera US Finance LP (Canada), Gtd. Notes	2.700%	06/15/21	1,241	1,207,881
Enel Americas SA (Chile), Sr. Unsec’d. Notes	4.000%	10/25/26	835	793,334
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875%	05/25/22	2,050	1,953,295
Enel Finance International NV (Italy), Gtd. Notes, 144A	3.625%	05/25/27	1,135	1,038,202
Enel Generacion Chile SA (Chile), Sr. Unsec’d. Notes	4.250%	04/15/24	1,395	1,386,864
Entergy Corp., Sr. Unsec’d. Notes	2.950%	09/01/26	1,160	1,058,379
Eversource Energy, Sr. Unsec’d. Notes	2.900%	10/01/24	1,380	1,309,867
Exelon Corp., Sr. Unsec’d. Notes	2.450%	04/15/21	329	319,738
Exelon Corp., Sr. Unsec’d. Notes	2.850%	06/15/20	865	857,300
Exelon Corp., Sr. Unsec’d. Notes	4.450%	04/15/46	1,620	1,573,900
Exelon Corp., Sr. Unsec’d. Notes	4.950%	06/15/35	292	307,389
Florida Power & Light Co., First Mortgage	4.125%	06/01/48	745	753,042
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA (Argentina), Gtd. Notes, 144A	9.625%	07/27/23	681	679,291
Genneia SA (Argentina), Sr. Unsec’d. Notes, 144A	8.750%	01/20/22	681	656,933
Infraestructura Energetica Nova SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/14/48	3,390	2,906,925
Inkia Energy Ltd. (Peru), Sr. Unsec’d. Notes, 144A	5.875%	11/09/27	400	373,000
ITC Holdings Corp., Sr. Unsec’d. Notes	2.700%	11/15/22	920	889,756
Kansas City Power & Light Co., Sr. Unsec’d. Notes	4.200%	03/15/48	780	766,712
MidAmerican Energy Co., First Mortgage	4.400%	10/15/44	163	168,021
Mid-Atlantic Interstate Transmission LLC, Sr. Unsec’d. Notes, 144A	4.100%	05/15/28	325	324,954
Northern States Power Co., First Mortgage	3.400%	08/15/42	790	714,629
NRG Energy, Inc., Gtd. Notes	6.250%	05/01/24	25	25,625
Ohio Power Co., Sr. Unsec’d. Notes	6.600%	02/15/33	160	204,775
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	4.550%	12/01/41	550	584,532
Orazul Energy Egenor S en C por A (Peru), Gtd. Notes, 144A	5.625%	04/28/27	318	279,904
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.300%	12/01/27	1,030	924,882
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.950%	12/01/47	435	372,122
Southern Co. (The), Sr. Unsec’d. Notes	4.400%	07/01/46	1,200	1,171,522
Stoneway Capital Corp. (Argentina), Sr. Sec’d. Notes	10.000%	03/01/27	385	384,804
Stoneway Capital Corp. (Argentina), Sr. Sec’d. Notes, 144A	10.000%	03/01/27	963	962,509
Talen Energy Supply LLC, Gtd. Notes(a)	6.500%	06/01/25	695	529,938
Talen Energy Supply LLC, Gtd. Notes, 144A	9.500%	07/15/22	25	24,547
Tampa Electric Co., Sr. Unsec’d. Notes	4.300%	06/15/48	145	143,530
Trans-Allegheny Interstate Line Co., Sr. Unsec’d. Notes, 144A	3.850%	06/01/25	1,125	1,121,342
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.250%	01/14/25	3,060	2,976,646
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.625%	07/26/23	360	367,574
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.750%	03/15/23	940	911,047
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.500%	03/15/27	1,455	1,428,577

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Electric (continued)
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.000%	01/15/43	780	$745,290
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.000%	11/15/46	500	480,445
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.200%	05/15/45	525	516,233
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.450%	02/15/44	255	259,055
Vistra Energy Corp., Gtd. Notes	7.375%	11/01/22	1,719	1,796,355
Vistra Energy Corp., Gtd. Notes	7.625%	11/01/24	25	26,656
WEC Energy Group, Inc., Sr. Unsec’d. Notes	3.375%	06/15/21	220	220,625

				54,345,924

Electrical Components & Equipment — 0.1%
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	2.878%	04/15/20	2,460	2,435,050
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	3.900%	04/15/25	1,415	1,398,199

				3,833,249

Electronics — 0.1%
Corning, Inc., Sr. Unsec’d. Notes(a)	4.375%	11/15/57	1,560	1,359,985
Honeywell International, Inc., Sr. Unsec’d. Notes	3.812%	11/21/47	290	283,930
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.125%	08/15/27	380	354,480
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.450%	08/01/24	175	171,362

				2,169,757

Engineering & Construction — 0.0%
Aeropuerto Internacional de Tocumen SA (Panama), Sr. Sec’d. Notes, 144A	5.625%	05/18/36	280	292,599
Aeropuertos Argentina 2000 SA (Argentina), Sr. Sec’d. Notes, 144A	6.875%	02/01/27	162	155,439
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic), Sr. Sec’d. Notes, 144A	6.750%	03/30/29	200	207,999
Cia Latinoamericana de Infraestructura & Servicios SA (Argentina), Gtd. Notes, 144A	9.500%	07/20/23	99	80,339

				736,376

Entertainment — 0.1%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%	04/15/21	37	37,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	978	989,003
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.250%	06/01/25	642	642,000
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250%	02/15/22	667	683,675
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes	5.625%	05/01/24	361	374,772
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	1,358	1,448,945

				4,175,395

Environmental Control — 0.0%
Republic Services, Inc., Sr. Unsec’d. Notes(a)	3.950%	05/15/28	1,065	1,050,591
Waste Management, Inc., Gtd. Notes	3.900%	03/01/35	550	534,904

				1,585,495

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Foods — 0.1%
Arcor SAIC (Argentina), Sr. Unsec’d. Notes, 144A	6.000%	07/06/23	167	$166,917
Campbell Soup Co., Sr. Unsec’d. Notes	8.875%	05/01/21	390	440,219
General Mills, Inc., Sr. Unsec’d. Notes	3.200%	04/16/21	510	507,355
Grupo Bimbo SAB de CV (Mexico), Sub. Notes, 144A	5.950%	04/17/23	252	248,850
Kroger Co. (The), Sr. Unsec’d. Notes(a)	2.650%	10/15/26	1,415	1,252,641
MARB BondCo PLC (Brazil), Gtd. Notes, 144A	6.875%	01/19/25	712	676,400
Tyson Foods, Inc., Gtd. Notes(a)	3.950%	08/15/24	1,015	1,012,963

				4,305,345

Forest Products & Paper — 0.2%
Eldorado Intl. Finance GmbH (Brazil), Gtd. Notes, 144A	8.625%	06/16/21	356	366,413
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%	12/01/25	489	595,624
International Paper Co., Sr. Unsec’d. Notes	4.350%	08/15/48	255	228,743
Suzano Austria GmbH (Brazil), Gtd. Notes, 144A	5.750%	07/14/26	4,890	4,946,723

				6,137,503

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500%	05/20/25	395	382,656
NiSource, Inc., Sr. Unsec’d. Notes	3.490%	05/15/27	1,285	1,228,729

				1,611,385

Healthcare-Products — 0.3%
Abbott Laboratories, Sr. Unsec’d. Notes	3.750%	11/30/26	3,380	3,322,276
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.133%	06/06/19	700	696,581
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.675%	12/15/19	1,183	1,174,128
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.894%	06/06/22	2,165	2,094,060
Becton Dickinson & Co., Sr. Unsec’d. Notes	4.685%	12/15/44	179	173,501
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	4.300%	06/15/28	275	274,555
Hologic, Inc., Gtd. Notes, 144A	4.375%	10/15/25	415	396,325
Medtronic, Inc., Gtd. Notes	3.150%	03/15/22	550	545,595
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	80	79,161
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	1,310	1,354,801
Stryker Corp., Sr. Unsec’d. Notes	4.625%	03/15/46	345	351,486
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.650%	12/15/25	1,732	1,690,960

				12,153,429

Healthcare-Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42	50	46,269
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	533	522,722
Aetna, Inc., Sr. Unsec’d. Notes	4.750%	03/15/44	393	392,334
AHS Hospital Corp., Unsec’d. Notes	5.024%	07/01/45	286	325,494
Anthem, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	3,248	3,247,589
Anthem, Inc., Sr. Unsec’d. Notes	4.101%	03/01/28	525	513,573
Baylor Scott & White Holdings, Unsec’d. Notes	4.185%	11/15/45	400	406,778
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42	280	264,959
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	1,401	1,317,367
Dignity Health, Sec’d. Notes	2.637%	11/01/19	751	749,566
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	1,335	1,340,006
HCA, Inc., Sr. Sec’d. Notes	6.500%	02/15/20	1,821	1,890,426
Kaiser Foundation Hospitals, Gtd. Notes	3.500%	04/01/22	733	739,531
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	815	825,306
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	3,345	3,584,201

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Healthcare-Services (continued)
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	845	$838,263
New York and Presbyterian Hospital (The), Unsec’d. Notes	3.563%	08/01/36	324	307,279
Ochsner Clinic Foundation, Sec’d. Notes	5.897%	05/15/45	350	433,106
Providence St. Joseph Health Obligated Group, Unsec’d. Notes	3.930%	10/01/48	514	492,575
Rede D’or Finance Sarl (Brazil), Gtd. Notes, 144A	4.950%	01/17/28	217	193,401
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%	07/15/45	350	391,827
SSM Health Care Corp., Sr. Unsec’d. Notes	3.823%	06/01/27	604	601,701
Sutter Health, Unsec’d. Notes	3.695%	08/15/28	593	588,259
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%	10/01/20	2,135	2,193,713
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.500%	03/01/19	17	17,170
Trinity Health Corp., Sec’d. Notes	4.125%	12/01/45	668	653,857
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	1,150	1,150,192
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	3.750%	10/15/47	500	459,567
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.200%	01/15/47	564	552,539
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	07/15/35	176	185,105
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%	08/01/22	4,245	4,271,531

				29,496,206

Holding Companies-Diversified — 0.1%
CK Hutchison International 16 Ltd. (Hong Kong), Gtd. Notes, 144A	2.750%	10/03/26	2,365	2,161,609
Grupo KUO SAB De CV (Mexico), Sr. Unsec’d. Notes, 144A	5.750%	07/07/27	603	551,745

				2,713,354

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.875%	02/15/21	601	604,005
Beazer Homes USA, Inc., Gtd. Notes(a)	8.750%	03/15/22	630	669,375
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	257	260,213
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22	34	34,128
Century Communities, Inc., Gtd. Notes	6.875%	05/15/22	171	174,984
K Hovnanian Enterprises, Inc., Sec’d. Notes, 144A(a)	10.000%	07/15/22	752	791,480
K Hovnanian Enterprises, Inc., Sec’d. Notes, 144A	10.500%	07/15/24	735	757,050
KB Home, Gtd. Notes	4.750%	05/15/19	75	75,308
KB Home, Gtd. Notes	8.000%	03/15/20	17	18,105
Lennar Corp., Gtd. Notes	2.950%	11/29/20	3	2,924
Lennar Corp., Gtd. Notes	4.500%	06/15/19	25	25,063
Lennar Corp., Gtd. Notes	4.750%	04/01/21	31	31,442
Lennar Corp., Gtd. Notes(a)	5.875%	11/15/24	692	716,220
Lennar Corp., Gtd. Notes	8.375%	01/15/21	61	66,643
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27	34	32,300
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250%	04/15/21	375	375,000

				4,634,240

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.875%		12/01/19	2,095	$2,087,285
Newell Brands, Inc., Sr. Unsec’d. Notes	5.375%		04/01/36	295	293,613

					2,380,898

Insurance — 0.2%
Ambac Assurance Corp., Sub. Notes, 144A	5.100%		06/07/20	42	55,693
Ambac LSNI LLC (Cayman Islands), Sr. Sec’d. Notes, 3 Month LIBOR + 5.000% (Cap N/A, Floor 6.000%), 144A	7.337%	(c)	02/12/23	369	374,839
Aon PLC, Gtd. Notes	4.750%		05/15/45	284	280,438
Ardonagh Midco 3 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625%		07/15/23	3,205	3,253,075
AXA Equitable Holdings, Inc., Sr. Unsec’d. Notes, 144A	3.900%		04/20/23	270	267,873
AXA Equitable Holdings, Inc., Sr. Unsec’d. Notes, 144A	5.000%		04/20/48	240	221,426
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.750%		03/14/26	172	170,317
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	4.350%		01/30/47	128	127,324
MetLife, Inc., Sr. Unsec’d. Notes	4.600%		05/13/46	325	329,341
Principal Financial Group, Inc., Gtd. Notes	4.300%		11/15/46	190	180,641
Radian Group, Inc., Sr. Unsec’d. Notes	4.500%		10/01/24	1,550	1,495,750
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%		08/01/43	480	503,770
Willis North America, Inc., Gtd. Notes	3.600%		05/15/24	1,020	985,725

					8,246,212

Internet — 0.2%
Amazon.com, Inc., Sr. Unsec’d. Notes	4.250%		08/22/57	6,115	6,029,600
VeriSign, Inc., Sr. Unsec’d. Notes	4.625%		05/01/23	1,409	1,417,806

					7,447,406

Iron/Steel — 0.0%
Nucor Corp., Sr. Unsec’d. Notes	5.200%		08/01/43	275	303,894
Steel Dynamics, Inc., Gtd. Notes	5.125%		10/01/21	964	972,435
Steel Dynamics, Inc., Gtd. Notes	5.250%		04/15/23	25	25,219

					1,301,548

Leisure Time — 0.0%
Carlson Travel, Inc., Sr. Sec’d. Notes, 144A	6.750%		12/15/23	207	202,859

Lodging — 0.0%
MGM Resorts International, Gtd. Notes	5.250%		03/31/20	25	25,438

Machinery-Construction & Mining — 0.1%
Ferreycorp SAA (Peru), Gtd. Notes, 144A	4.875%		04/26/20	1,897	1,887,515

Machinery-Diversified — 0.1%
CNH Industrial Capital LLC, Gtd. Notes	4.375%		04/05/22	2,195	2,200,619

Media — 1.3%
AMC Networks, Inc., Gtd. Notes(a)	4.750%		08/01/25	1,735	1,667,786
Cablevision SA (Argentina), Sr. Unsec’d. Notes, 144A	6.500%		06/15/21	200	198,713
CBS Corp., Gtd. Notes	2.300%		08/15/19	1,113	1,102,745
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%		09/30/22	25	25,078

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.579%	07/23/20	2,380	$2,376,977
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	1,377	1,393,919
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.500%	02/01/24	1,430	1,428,592
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	1,626	1,642,072
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.375%	05/01/47	1,026	931,708
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes(a)	5.750%	04/01/48	684	662,193
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	734	767,035
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	149	157,051
Comcast Corp., Gtd. Notes	3.200%	07/15/36	1,798	1,495,845
Comcast Corp., Gtd. Notes	3.400%	07/15/46	497	403,028
Comcast Corp., Gtd. Notes	4.250%	01/15/33	205	200,193
Comcast Corp., Gtd. Notes	4.400%	08/15/35	447	434,928
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150%	08/15/24	1,580	1,496,841
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	1,190	1,190,595
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19	17	17,489
Discovery Communications LLC, Gtd. Notes	3.800%	03/13/24	938	923,163
Discovery Communications LLC, Gtd. Notes	5.000%	09/20/37	2,000	1,925,702
Discovery Communications LLC, Gtd. Notes	5.200%	09/20/47	2,255	2,187,225
Discovery Communications LLC, Gtd. Notes, 144A	3.950%	06/15/25	695	677,512
EW Scripps Co. (The), Gtd. Notes, 144A	5.125%	05/15/25	570	534,375
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	4.850%	07/06/27	3,690	3,611,706
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%	07/18/20	7,359	7,676,099
NBCUniversal Enterprise, Inc., Jr. Sub. Notes, 144A	5.250%	12/19/49	1,372	1,385,720
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43	645	609,736
Time Warner Cable LLC, Sr. Sec’d. Notes	4.500%	09/15/42	83	68,197
Time Warner Cable LLC, Sr. Sec’d. Notes	5.000%	02/01/20	610	622,735
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%	09/01/41	269	250,268
Time Warner Cable LLC, Sr. Sec’d. Notes	5.875%	11/15/40	415	405,998
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550%	05/01/37	780	827,473
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%	06/15/39	2,020	2,153,487
Viacom, Inc., Sr. Unsec’d. Notes	2.750%	12/15/19	239	236,832
Viacom, Inc., Sr. Unsec’d. Notes	5.850%	09/01/43	500	499,775
Warner Media LLC, Gtd. Notes	2.100%	06/01/19	1,131	1,123,110
Warner Media LLC, Gtd. Notes	3.600%	07/15/25	482	458,294
Warner Media LLC, Gtd. Notes	4.650%	06/01/44	280	248,518

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Media (continued)
Warner Media LLC, Gtd. Notes(a)	4.850%	07/15/45	1,130	$1,029,340

				45,048,053

Mining — 0.3%
Anglo American Capital PLC (South Africa), Gtd. Notes, 144A	3.625%	09/11/24	1,145	1,084,098
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%	04/01/42	405	423,569
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	425	476,855
Freeport-McMoRan, Inc., Gtd. Notes	3.550%	03/01/22	5,625	5,343,750
Largo Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	9.250%	06/01/21	61	61,000
Newmont Mining Corp., Gtd. Notes(a)	3.500%	03/15/22	1,200	1,193,259
Newmont Mining Corp., Gtd. Notes	4.875%	03/15/42	5	4,994
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	3,100	3,298,804

				11,886,329

Miscellaneous Manufacturing — 0.1%
Eaton Corp., Gtd. Notes	2.750%	11/02/22	748	726,234
General Electric Co., Jr. Sub. Notes	5.000%	01/21/21	1,260	1,241,100
General Electric Co., Sr. Unsec’d. Notes(a)	4.500%	03/11/44	994	974,531
General Electric Co., Sub. Notes, MTN	5.300%	02/11/21	625	653,865
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	4.650%	11/01/44	76	77,336
Koppers, Inc., Gtd. Notes, 144A	6.000%	02/15/25	915	915,000

				4,588,066

Office/Business Equipment — 0.0%
Xerox Corp., Sr. Unsec’d. Notes	3.625%	03/15/23	159	152,560

Oil & Gas — 2.8%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	3.450%	07/15/24	1,370	1,316,424
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.200%	03/15/40	960	1,081,591
Andeavor, Gtd. Notes	4.750%	12/15/23	460	477,352
Antero Resources Corp., Gtd. Notes	5.125%	12/01/22	50	50,125
Apache Corp., Sr. Unsec’d. Notes	2.625%	01/15/23	1,006	954,802
Apache Corp., Sr. Unsec’d. Notes(a)	4.250%	01/15/44	1,910	1,688,630
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.315%	02/13/20	5,710	5,655,204
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.224%	04/14/24	535	524,938
Carrizo Oil & Gas, Inc., Gtd. Notes	7.500%	09/15/20	42	42,263
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.250%	04/15/27	1,460	1,406,263
Chaparral Energy, Inc., Sr. Unsec’d. Notes, 144A	8.750%	07/15/23	287	288,973
Chesapeake Energy Corp., Gtd. Notes	6.125%	02/15/21	42	42,525
Chesapeake Energy Corp., Gtd. Notes	6.625%	08/15/20	100	102,750
Chesapeake Energy Corp., Sec’d. Notes, 144A(a)	8.000%	12/15/22	1,693	1,777,142
Cimarex Energy Co., Sr. Unsec’d. Notes(a)	3.900%	05/15/27	1,010	969,811
Cimarex Energy Co., Sr. Unsec’d. Notes	4.375%	06/01/24	780	786,438
CNPC General Capital Ltd. (China), Gtd. Notes, 144A	3.950%	04/19/22	2,445	2,466,674
Concho Resources, Inc., Gtd. Notes	3.750%	10/01/27	1,700	1,635,305
Continental Resources, Inc., Gtd. Notes	4.500%	04/15/23	3,024	3,068,703

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas (continued)
CVR Refining LLC/Coffeyville Finance, Inc., Gtd. Notes	6.500%	11/01/22	50	$50,999
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%	07/15/21	505	511,380
Dolphin Energy Ltd. LLC (United Arab Emirates), Sr. Sec’d. Notes, 144A	5.500%	12/15/21	3,640	3,831,099
Ensco PLC, Sr. Unsec’d. Notes(a)	4.500%	10/01/24	2,040	1,680,449
Ensco PLC, Sr. Unsec’d. Notes	5.750%	10/01/44	1,430	1,013,513
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	230	223,141
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	625	639,245
Exxon Mobil Corp., Sr. Unsec’d. Notes	1.819%	03/15/19	2,224	2,212,798
Frontera Energy Corp. (Colombia), Sr. Unsec’d. Notes, 144A	9.700%	06/25/23	452	448,045
Hess Corp., Sr. Unsec’d. Notes	5.800%	04/01/47	1,115	1,152,176
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru), Sr. Unsec’d. Notes, 144A	6.375%	06/01/28	1,425	1,451,719
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850%	12/15/45	595	629,900
Matador Resources Co., Gtd. Notes	6.875%	04/15/23	185	193,788
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	2,195	2,046,838
Nabors Industries, Inc., Gtd. Notes(a)	5.100%	09/15/23	6,065	5,714,443
Nabors Industries, Inc., Gtd. Notes(a)	5.500%	01/15/23	1,240	1,193,500
Oasis Petroleum, Inc., Gtd. Notes(a)	6.500%	11/01/21	267	272,340
Oasis Petroleum, Inc., Gtd. Notes(a)	6.875%	03/15/22	522	530,984
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil), Sr. Sec’d. Notes, 144A	6.350%	12/01/21	258	242,915
Odebrecht Offshore Drilling Finance Ltd. (Brazil), Sr. Sec’d. Notes, 144A	6.720%	12/01/22	74	66,359
Odebrecht Offshore Drilling Finance Ltd. (Brazil), Sr. Sec’d. Notes, Cash coupon 7.720% or PIK N/A, 144A	7.720%	12/01/26	7	1,783
Pan American Energy LLC (Argentina), Gtd. Notes, 144A	7.875%	05/07/21	2,705	2,776,872
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.625%	05/20/43	5,320	5,037,966
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.750%	01/27/41	1,110	993,284
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	6.850%	06/05/2115	6,210	5,210,190
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	03/13/27	1,447	1,483,783
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(a)	5.350%	02/12/28	1,518	1,437,242
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.750%	09/21/47	305	287,585
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	4.450%	01/15/26	120	123,394
Puma International Financing SA (Singapore), Gtd. Notes, 144A	5.000%	01/24/26	471	431,061
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%	05/01/23	2,150	2,101,625
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	1,950	1,984,125
Range Resources Corp., Gtd. Notes(a)	5.000%	03/15/23	2,145	2,075,288
Resolute Energy Corp., Gtd. Notes(a)	8.500%	05/01/20	1,352	1,348,620
RSP Permian, Inc., Gtd. Notes	5.250%	01/15/25	300	320,910
RSP Permian, Inc., Gtd. Notes	6.625%	10/01/22	1,316	1,382,721
Sable Permian Resources Land LLC, Sr. Sec’d. Notes, 144A	13.000%	11/30/20	216	238,679
Shell International Finance BV (Netherlands), Gtd. Notes	3.625%	08/21/42	440	401,666
Shell International Finance BV (Netherlands), Gtd. Notes	4.125%	05/11/35	435	441,245
SM Energy Co., Sr. Unsec’d. Notes(a)	5.000%	01/15/24	1,410	1,334,213

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Oil & Gas (continued)
SM Energy Co., Sr. Unsec’d. Notes(a)	5.625%		06/01/25	1,350	$1,285,875
SM Energy Co., Sr. Unsec’d. Notes(a)	6.125%		11/15/22	1,205	1,235,125
SM Energy Co., Sr. Unsec’d. Notes	6.500%		01/01/23	145	146,450
SM Energy Co., Sr. Unsec’d. Notes	6.750%		09/15/26	355	355,888
Tecpetrol SA (Argentina), Gtd. Notes, 144A	4.875%		12/12/22	334	308,015
Thaioil Treasury Center Co. Ltd. (Thailand), Gtd. Notes, MTN, 144A	4.875%		01/23/43	7,245	7,517,033
Transocean Guardian Ltd., Sr. Sec’d. Notes, 144A	5.875%		01/15/24	1,982	1,974,568
Ultrapar International SA (Brazil), Gtd. Notes, 144A	5.250%		10/06/26	7,040	6,526,080
Valero Energy Corp., Sr. Unsec’d. Notes	3.650%		03/15/25	1,370	1,338,107
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	3.650%		03/05/25	163	158,850
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A(a)	8.750%		04/04/24	378	373,464
YPF SA (Argentina), Sr. Unsec’d. Notes	8.750%		04/04/24	478	472,263
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%		03/23/21	420	426,930
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.875%		12/19/18	626	635,390

					100,607,834

Oil & Gas Services — 0.2%
Bristow Group, Inc., Sr. Sec’d. Notes, 144A(a)	8.750%		03/01/23	1,220	1,187,975
Halliburton Co., Sr. Unsec’d. Notes(a)	3.800%		11/15/25	3,090	3,067,901
Halliburton Co., Sr. Unsec’d. Notes	5.000%		11/15/45	148	157,685
Odebrecht Oil & Gas Finance Ltd. (Brazil), Gtd. Notes, 144A	12.689%	(s)	12/01/26	37	455
PHI, Inc., Gtd. Notes	5.250%		03/15/19	167	163,243
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%		12/21/20	1,073	1,066,566
Transocean Phoenix 2 Ltd., Sr. Sec’d. Notes, 144A	7.750%		10/15/24	1,341	1,436,868
Transocean Proteus Ltd., Sr. Sec’d. Notes, 144A	6.250%		12/01/24	69	69,539

					7,150,232

Packaging & Containers — 0.0%
Graphic Packaging International LLC, Gtd. Notes	4.750%		04/15/21	17	17,170
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Gtd. Notes, 144A	7.000%		07/15/24	25	25,531
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA, Sr. Sec’d. Notes	5.750%		10/15/20	1,433	1,438,685

					1,481,386

Pharmaceuticals — 1.1%
AbbVie, Inc., Sr. Unsec’d. Notes	2.500%		05/14/20	1,977	1,953,177
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%		11/06/22	725	703,518
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35	2,610	2,540,243
Allergan Finance LLC, Gtd. Notes	3.250%		10/01/22	570	553,784
Allergan Funding SCS, Gtd. Notes	3.000%		03/12/20	3,999	3,980,050
Allergan Funding SCS, Gtd. Notes(a)	3.800%		03/15/25	2,716	2,637,359
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	3.500%		06/25/21	535	536,064
CVS Health Corp., Sr. Unsec’d. Notes	4.000%		12/05/23	1,285	1,290,348
CVS Health Corp., Sr. Unsec’d. Notes	4.100%		03/25/25	1,685	1,676,072
CVS Health Corp., Sr. Unsec’d. Notes	4.780%		03/25/38	425	418,018

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Pharmaceuticals (continued)
CVS Health Corp., Sr. Unsec’d. Notes	5.050%	03/25/48	9,035	$9,194,885
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	1,965	1,991,096
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%	05/08/22	1,090	1,071,553
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	3.875%	05/15/28	475	478,744
Merck & Co., Inc., Sr. Unsec’d. Notes	3.600%	09/15/42	135	126,090
Pfizer, Inc., Sr. Unsec’d. Notes(a)	4.000%	12/15/36	945	945,422
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%	09/23/19	3,660	3,602,489
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	1.700%	07/19/19	99	96,647
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	4,012	3,946,805
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	863	876,484
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%	03/15/22	558	577,530
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	7.000%	03/15/24	50	52,423

				39,248,801

Pipelines — 1.3%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), Sr. Sec’d. Notes, 144A	4.600%	11/02/47	2,435	2,230,459
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	3.500%	12/01/22	860	840,286
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes(a)	4.250%	12/01/27	310	296,948
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.200%	12/01/47	700	675,180
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.500%	10/15/19	1,360	1,394,000
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.375%	05/01/24	33	35,228
Buckeye Partners LP, Sr. Unsec’d. Notes	4.875%	02/01/21	1,760	1,790,808
Cheniere Energy Partners LP, Sr. Sec’d. Notes, 144A	5.250%	10/01/25	25	24,386
DCP Midstream Operating LP, Gtd. Notes, 144A	9.750%	03/15/19	42	43,733
Enbridge, Inc. (Canada), Sr. Unsec’d. Notes	2.900%	07/15/22	1,235	1,199,532
Enbridge, Inc. (Canada), Sr. Unsec’d. Notes	3.700%	07/15/27	985	933,396
Enbridge, Inc. (Canada), Sub. Notes	5.500%	07/15/77	850	774,563
Energy Transfer Partners LP, Gtd. Notes	5.150%	02/01/43	660	588,371
Energy Transfer Partners LP, Gtd. Notes	6.050%	06/01/41	5,700	5,692,545
Energy Transfer Partners LP, Gtd. Notes	6.500%	02/01/42	2,355	2,426,358
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46	774	775,517
Enterprise Products Operating LLC, Gtd. Notes	5.100%	02/15/45	301	309,880
Kinder Morgan Energy Partners LP, Gtd. Notes(a)	4.300%	05/01/24	8,784	8,774,372
Kinder Morgan, Inc., Gtd. Notes	5.050%	02/15/46	2,625	2,435,953
Kinder Morgan, Inc., Gtd. Notes, 144A	5.625%	11/15/23	335	356,728
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47	434	431,233
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.650%	06/01/22	150	147,036
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.000%	10/01/22	1,305	1,350,848

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Pipelines (continued)
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	5.625%	04/15/20	436	$446,355
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.000%	01/15/19	601	607,761
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.750%	05/15/24	1,760	1,877,313
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes(a)	5.875%	06/30/26	660	707,846
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.500%	03/15/45	1,095	1,014,390
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.400%	10/01/47	1,315	1,209,132
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.125%	11/15/19	50	50,000
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	2.500%	08/01/22	2,459	2,362,436
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	4.875%	05/15/48	405	408,947
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	7.850%	02/01/26	450	545,372
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	09/15/25	1,740	1,700,637
Williams Partners LP, Sr. Unsec’d. Notes	5.400%	03/04/44	840	865,552

				45,323,101

Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., Sr. Unsec’d. Notes	3.000%	06/15/23	2,805	2,689,659
American Tower Corp., Sr. Unsec’d. Notes	3.450%	09/15/21	742	738,927
American Tower Corp., Sr. Unsec’d. Notes	3.500%	01/31/23	208	204,607
American Tower Corp., Sr. Unsec’d. Notes	4.400%	02/15/26	132	131,055
American Tower Corp., Sr. Unsec’d. Notes	5.000%	02/15/24	201	208,444
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes	3.849%	04/15/23	480	475,653
Crown Castle International Corp., Sr. Unsec’d. Notes	2.250%	09/01/21	1,485	1,423,533
Crown Castle International Corp., Sr. Unsec’d. Notes	3.200%	09/01/24	1,990	1,878,100
Crown Castle International Corp., Sr. Unsec’d. Notes	3.400%	02/15/21	405	404,526
Equinix, Inc., Sr. Unsec’d. Notes	5.375%	04/01/23	25	25,591
Equinix, Inc., Sr. Unsec’d. Notes, REIT	5.375%	01/01/22	50	51,500
iStar, Inc., Sr. Unsec’d. Notes	6.500%	07/01/21	3,530	3,578,538
Simon Property Group LP, Sr. Unsec’d. Notes	2.500%	09/01/20	1,400	1,379,879

				13,190,012

Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	4.625%	01/15/22	236	236,000
El Puerto de Liverpool SAB de CV (Mexico), Gtd. Notes, 144A	3.875%	10/06/26	6,525	5,879,090
GameStop Corp., Gtd. Notes, 144A(a)	5.500%	10/01/19	3,425	3,433,563
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875%	12/16/36	640	776,727
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.375%	09/15/45	820	816,985
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.450%	03/01/47	600	592,098
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700%	12/09/35	695	724,265
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.875%	12/09/45	215	225,724
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	3.750%	04/30/23	2,270	2,218,512
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	4.375%	01/27/25	1,225	1,207,606
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.650%	06/01/46	67	61,574

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Retail (continued)
Walmart, Inc., Sr. Unsec’d. Notes	3.550%	06/26/25	775	$779,914
Walmart, Inc., Sr. Unsec’d. Notes	4.050%	06/29/48	365	367,552

				17,319,610

Semiconductors — 0.8%
Analog Devices, Inc., Sr. Unsec’d. Notes	2.500%	12/05/21	1,075	1,041,577
Analog Devices, Inc., Sr. Unsec’d. Notes(a)	3.500%	12/05/26	545	519,794
Analog Devices, Inc., Sr. Unsec’d. Notes	3.900%	12/15/25	178	176,340
Analog Devices, Inc., Sr. Unsec’d. Notes	5.300%	12/15/45	59	62,847
Applied Materials, Inc., Sr. Unsec’d. Notes(a)	4.350%	04/01/47	325	324,892
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	2.200%	01/15/21	800	774,698
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	2.375%	01/15/20	9,410	9,287,387
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.000%	01/15/22	6,700	6,516,826
KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375%	11/01/19	1,455	1,460,440
Lam Research Corp., Sr. Unsec’d. Notes	2.750%	03/15/20	771	766,491
Lam Research Corp., Sr. Unsec’d. Notes	2.800%	06/15/21	970	953,454
Microchip Technology, Inc., Sr. Sec’d. Notes, 144A	4.333%	06/01/23	1,690	1,692,874
QUALCOMM, Inc., Sr. Unsec’d. Notes(a)	2.600%	01/30/23	1,220	1,166,608
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.300%	05/20/47	850	790,775
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.800%	05/20/45	354	354,016
Texas Instruments, Inc., Sr. Unsec’d. Notes	4.150%	05/15/48	365	370,432
Xilinx, Inc., Sr. Unsec’d. Notes	2.950%	06/01/24	515	489,850

				26,749,301

Software — 0.5%
Autodesk, Inc., Sr. Unsec’d. Notes	3.500%	06/15/27	1,815	1,698,370
CDK Global, Inc., Sr. Unsec’d. Notes	3.800%	10/15/19	400	400,890
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	74	74,467
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	08/15/46	25	23,220
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.750%	05/15/48	870	840,451
Microsoft Corp., Sr. Unsec’d. Notes	3.450%	08/08/36	2,395	2,292,911
Microsoft Corp., Sr. Unsec’d. Notes	3.500%	02/12/35	845	818,801
Microsoft Corp., Sr. Unsec’d. Notes	4.250%	02/06/47	2,580	2,736,760
Oracle Corp., Sr. Unsec’d. Notes	2.650%	07/15/26	980	903,788
Oracle Corp., Sr. Unsec’d. Notes	3.250%	05/15/30	684	640,732
Oracle Corp., Sr. Unsec’d. Notes	3.900%	05/15/35	832	806,647
Oracle Corp., Sr. Unsec’d. Notes	4.000%	07/15/46	795	750,147
VMware, Inc., Sr. Unsec’d. Notes	2.300%	08/21/20	6,564	6,426,303

				18,413,487

Telecommunications — 2.3%
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.250%	03/01/27	1,770	1,732,325
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	1,330	1,126,693
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48	4,071	3,509,566
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	405	361,777
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37	3,030	2,980,167
AT&T, Inc., Sr. Unsec’d. Notes	5.450%	03/01/47	2,330	2,287,096
AT&T, Inc., Sr. Unsec’d. Notes	5.700%	03/01/57	2,360	2,347,831
AT&T, Inc., Sr. Unsec’d. Notes, 144A	4.300%	02/15/30	3,030	2,860,036

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Telecommunications (continued)
Axtel SAB de CV (Mexico), Gtd. Notes, 144A	6.375%		11/14/24	360	$341,099
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%		03/11/23	6,500	6,421,721
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A(a)	4.375%		06/10/25	1,935	1,781,677
Colombia Telecomunicaciones SA ESP (Colombia), Sr. Unsec’d. Notes, 144A	5.375%		09/27/22	1,434	1,424,679
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	4.375%		06/21/28	630	625,015
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A(v)	7.125%		04/01/22	348	227,940
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%		09/30/20	307	231,785
Embarq Corp., Sr. Unsec’d. Notes	7.995%		06/01/36	3,350	3,161,563
Frontier Communications Corp., Sec’d. Notes, 144A(a)	8.500%		04/01/26	285	275,025
Frontier Communications Corp., Sr. Unsec’d. Notes	7.125%		03/15/19	33	33,248
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125%		10/01/18	17	17,085
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%		10/15/20	50	49,750
Juniper Networks, Inc., Sr. Unsec’d. Notes	3.300%		06/15/20	820	819,031
Ooredoo International Finance Ltd. (Qatar), Gtd. Notes, MTN, 144A	3.250%		02/21/23	3,775	3,636,307
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000%		03/15/44	201	208,754
Sprint Capital Corp., Gtd. Notes	6.875%		11/15/28	2,560	2,451,200
Sprint Capital Corp., Gtd. Notes	6.900%		05/01/19	25	25,505
Sprint Communications, Inc., Gtd. Notes, 144A	7.000%		03/01/20	31	32,163
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%		11/15/18	25	25,500
Sprint Corp., Gtd. Notes	7.125%		06/15/24	25	25,240
Sprint Corp., Gtd. Notes	7.625%		03/01/26	1,595	1,626,900
Sprint Corp., Gtd. Notes	7.875%		09/15/23	50	51,844
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%		03/20/23	2,186	2,161,037
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	4.738%		09/20/29	4,060	4,028,738
Telecom Italia Capital SA (Italy), Gtd. Notes	7.175%		06/18/19	21	21,597
Telefonica Emisiones SAU (Spain), Gtd. Notes	4.665%		03/06/38	1,115	1,042,932
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.462%		02/16/21	5,949	6,226,008
Telus Corp. (Canada), Sr. Unsec’d. Notes	4.600%		11/16/48	130	127,106
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.450%		03/15/21	425	427,707
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.125%		08/15/46	570	488,979
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%		08/10/33	2,290	2,217,594
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%		09/15/48	2,550	2,324,863
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A.	4.329%		09/21/28	9,964	9,876,346
Verizon Communications, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)	2.879%	(c)	05/22/20	6,030	6,073,983

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Telecommunications (continued)
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		01/16/24	3,906	$3,872,620
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.125%		05/30/25	705	702,319
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	5.250%		05/30/48	1,690	1,685,324

					81,975,675

Transportation — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.125%		06/15/47	395	386,339
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%		04/01/45	206	200,870
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.700%		09/01/45	95	100,232
CSX Corp., Sr. Unsec’d. Notes	4.250%		11/01/66	607	524,797
FedEx Corp., Gtd. Notes(a)	3.900%		02/01/35	1,021	954,802
FedEx Corp., Gtd. Notes	4.050%		02/15/48	520	467,095
FedEx Corp., Gtd. Notes	4.900%		01/15/34	450	473,939
Hidrovias International Finance SARL (Brazil), Gtd. Notes, 144A	5.950%		01/24/25	334	299,768
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.050%		08/15/52	528	481,524
Rumo Luxembourg Sarl (Brazil), Gtd. Notes, 144A	7.375%		02/09/24	445	449,454
Rumo Luxembourg Sarl (Brazil), Sr. Unsec’d. Notes, 144A	5.875%		01/18/25	397	363,259
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	3.750%		06/09/23	75	74,941
Union Pacific Corp., Sr. Unsec’d. Notes	3.375%		02/01/35	324	289,722
Union Pacific Corp., Sr. Unsec’d. Notes	3.600%		09/15/37	1,055	967,810
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%		02/01/55	686	600,106

					6,634,658

Trucking & Leasing — 0.1%
Aviation Capital Group LLC, Sr. Unsec’d. Notes, 144A	2.875%		09/17/18	1,965	1,965,368
GATX Corp., Sr. Unsec’d. Notes(a)	2.600%		03/30/20	821	811,017
GATX Corp., Sr. Unsec’d. Notes(a)	3.850%		03/30/27	549	526,100
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.400%		11/15/26	1,225	1,142,311

					4,444,796

TOTAL CORPORATE BONDS (cost $1,125,348,383)					1,099,270,998

MUNICIPAL BONDS — 3.4%
Arizona — 0.0%
Arizona Health Facilities Authority, Revenue Bonds, 3 Month Libor + 0.810%	2.359%	(c)	01/01/37	360	340,283
Arizona State University, Revenue Bonds	5.000%		07/01/43	190	219,114
Salt River Project Agricultural Improvement & Power District, Revenue Bonds	5.000%		12/01/45	1,060	1,196,348

					1,755,745

California — 0.7%
Bay Area Toll Authority, Revenue Bonds, BABs	6.918%		04/01/40	820	1,130,017
Bay Area Toll Authority, Revenue Bonds, BABs	7.043%		04/01/50	1,500	2,193,629

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
California (continued)
Buena Park School District, General Obligation Unlimited	5.000%		08/01/47	150	$172,910
California Health Facilities Financing Authority, Revenue Bonds	5.000%		08/15/33	290	337,169
California Health Facilities Financing Authority, Revenue Bonds	5.000%		08/15/47	280	311,606
California Infrastructure & Economic Development Bank, Revenue Bonds	5.000%		05/15/47	120	138,917
California Infrastructure & Economic Development Bank, Revenue Bonds	5.000%		05/15/52	120	138,808
California Pollution Control Financing Authority, Revenue Bonds, 144A	5.000%		11/21/45	260	275,915
City of Los Angeles Department of Airports, Revenue Bonds	5.000%		05/15/44	160	183,032
City of Riverside CA Electric Revenue, Revenue Bonds, BABs	7.605%		10/01/40	300	438,513
Contra Costa Community College District, General Obligation Unlimited, BABs	6.504%		08/01/34	165	209,184
Golden State Tobacco Securitization Corp., Revenue Bonds	5.125%		06/01/47	1,140	1,140,011
Los Angeles Community College District, General Obligation Unlimited, BABs	6.600%		08/01/42	1,075	1,502,194
Los Angeles County Metropolitan Transportation Authority, Revenue Bonds	5.000%		07/01/42	500	582,605
Los Angeles Department of Water & Power System, Revenue Bonds, BABs	6.603%		07/01/50	285	412,546
Los Angeles Unified School District, General Obligation Unlimited, BABs	5.750%		07/01/34	1,150	1,394,306
Orange County Local Transportation Authority, Revenue Bonds, BABs	6.908%		02/15/41	730	988,391
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds	5.000%		05/15/47	510	576,785
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, BABs	6.583%		05/15/49	740	991,992
Sacramento County Sanitation Districts Financing Authority, Revenue Bonds	2.071%	(cc)	12/01/35	310	299,975
San Diego County Regional Airport Authority, Revenue Bonds	5.000%		07/01/47	270	310,227
San Diego Public Facilities Financing Authority Sewer Revenue, Revenue Bonds	5.000%		05/15/39	275	319,338
San Francisco City & County Airport Commission-San Francisco International Airport, Revenue Bonds	5.000%		05/01/41	240	268,987
San Francisco City & County Airport Commission-San Francisco International Airport, Revenue Bonds	5.000%		05/01/46	560	625,587
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds	5.000%		05/01/47	360	406,523
San Jose Redevelopment Agency Successor Agency, Series A-T, Taxable, Refunding	2.958%		08/01/24	695	683,672
State of California, General Obligation Unlimited	2.250%		10/01/23	1,340	1,280,410
State of California, General Obligation Unlimited	4.600%		04/01/38	2,115	2,215,420
State of California, General Obligation Unlimited, BABs	7.300%		10/01/39	495	701,315
State of California, General Obligation Unlimited, BABs	7.350%		11/01/39	330	469,745

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
California (continued)
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	2,675	$3,757,011
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	305	449,765
University of California, Revenue Bonds	3.063%	07/01/25	390	379,529
University of California, Revenue Bonds	4.601%	05/15/31	385	415,326
University of California, Revenue Bonds	4.767%	05/15/2115	840	872,298

				26,573,658

Colorado — 0.1%
City & County of Denver Co., Revenue Bonds	5.000%	08/01/44	480	544,718
City of Aurora Co. Water Revenue, Revenue Bonds	5.000%	08/01/41	580	661,757
City of Aurora Co. Water Revenue, Revenue Bonds	5.000%	08/01/46	670	761,870
City of Colorado Springs Co. Utilities System Revenue, Revenue Bonds	5.000%	11/15/42	150	173,936
Colorado Health Facilities Authority, Revenue Bonds	5.250%	02/01/31	190	200,330
Weld County School District No. RE-4, General Obligation Unlimited	5.250%	12/01/41	330	385,628

				2,728,239

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds	5.000%	07/01/45	560	614,264
Connecticut State Health & Educational Facilities Authority, Revenue Bonds	5.000%	07/01/45	380	412,638
State of Connecticut, General Obligation Unlimited	3.310%	01/15/26	845	822,261

				1,849,163

District of Columbia — 0.1%
District of Columbia, General Obligation Unlimited	5.000%	06/01/42	275	316,561
District of Columbia Water & Sewer Authority, Revenue Bonds	5.000%	10/01/49	230	266,920
Metropolitan Washington Airports Authority, Revenue Bonds	5.000%	10/01/32	520	593,398
Metropolitan Washington Airports Authority, Revenue Bonds	5.000%	10/01/43	450	516,438
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, BABs	7.462%	10/01/46	285	418,716

				2,112,033

Florida — 0.2%
County of Miami-Dade, General Obligation Unlimited	5.000%	07/01/35	210	239,656
County of Miami-Dade Aviation Revenue, Revenue Bonds	2.504%	10/01/24	600	571,842
County of Miami-Dade Aviation Revenue, Revenue Bonds	3.354%	10/01/29	115	111,120
County of Miami-Dade Aviation Revenue, Revenue Bonds	3.454%	10/01/30	205	198,901
County of Miami-Dade Aviation Revenue, Revenue Bonds	3.504%	10/01/31	195	189,333

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Florida (continued)
County of Miami-Dade Aviation Revenue, Revenue Bonds	5.000%	10/01/38	435	$477,286
County of Miami-Dade Aviation Revenue, Revenue Bonds	5.000%	10/01/40	280	316,453
Miami-Dade County Educational Facilities Authority, Revenue Bonds	5.000%	04/01/48	300	337,923
Miami-Dade County Educational Facilities Authority, Revenue Bonds	5.000%	04/01/53	600	671,634
Miami-Dade County Educational Facilities Authority, Revenue Bonds	5.073%	04/01/50	320	359,130
State Board of Administration Finance Corp., Revenue Bonds	2.638%	07/01/21	860	851,968
State Board of Administration Finance Corp., Revenue Bonds	2.995%	07/01/20	765	767,157
Sumter Landing Community Development District, Revenue Bonds	4.172%	10/01/47	240	252,480

				5,344,883

Georgia — 0.1%
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds	5.000%	11/01/40	150	168,785
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds	5.000%	11/01/41	420	486,776
City of Cartersville GA, Revenue Bonds	5.000%	06/01/48	290	335,362
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds	5.000%	07/01/41	290	326,934
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds	5.000%	07/01/42	290	326,740
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds	5.000%	07/01/45	230	262,306
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	6.637%	04/01/57	365	461,502

				2,368,405

Illinois — 0.2%
State of Illinois, General Obligation Unlimited	5.000%	05/01/20	230	237,450
State of Illinois, General Obligation Unlimited	5.000%	11/01/22	280	296,027
State of Illinois, General Obligation Unlimited	5.000%	11/01/24	720	766,073
State of Illinois, General Obligation Unlimited	5.000%	12/01/24	140	148,984
State of Illinois, General Obligation Unlimited	5.000%	11/01/25	1,950	2,075,249
State of Illinois, General Obligation Unlimited	5.100%	06/01/33	2,055	1,944,770

				5,468,553

Louisiana — 0.0%
New Orleans Aviation Board, Revenue Bonds	5.000%	01/01/40	310	337,556

Maryland — 0.0%
County of Anne Arundel MD, General Obligation Ltd.	5.000%	10/01/47	280	325,396
Maryland Stadium Authority, Revenue Bonds	5.000%	05/01/41	260	293,127

				618,523

Massachusetts — 0.1%
Commonwealth of Massachusetts, General Obligation Ltd.	5.000%	11/01/42	370	426,551

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Massachusetts (continued)
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/39	190	$218,791
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/40	200	229,968
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/41	210	241,109
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/42	220	252,406
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/43	180	206,361
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	07/01/43	140	155,462
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	09/01/45	160	181,211
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	07/01/47	290	321,598
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	07/01/48	710	784,657
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	07/01/53	290	318,461
Massachusetts Educational Financing Authority, Revenue Bonds	5.000%	01/01/22	250	271,925
Massachusetts Housing Finance Agency, Revenue Bonds	4.500%	12/01/39	170	176,778
Massachusetts Housing Finance Agency, Revenue Bonds	4.500%	12/01/48	190	197,718
Massachusetts Housing Finance Agency, Revenue Bonds	4.600%	12/01/44	180	187,335
Massachusetts Port Authority, Revenue Bonds	5.000%	07/01/43	260	290,836
Massachusetts School Building Authority, Revenue Bonds	5.250%	02/15/48	435	515,027
Massachusetts Water Resources Authority, Revenue Bonds	5.000%	08/01/40	150	172,187

				5,148,381

Michigan — 0.0%
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds	5.250%	07/01/33	300	348,357
Michigan Finance Authority, Revenue Bonds	5.000%	11/15/41	190	210,364
Royal Oak Hospital Finance Authority, Revenue Bonds	5.000%	09/01/39	260	284,752

				843,473

Mississippi — 0.0%
Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds	5.000%	09/01/46	360	386,392

Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	3.086%	09/15/51	850	726,274
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	3.651%	01/15/46	185	178,706
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	3.652%	08/15/57	870	822,167
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	5.000%	11/15/29	210	239,702

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Missouri (continued)
Metropolitan St Louis Sewer District, Revenue Bonds	5.000%	05/01/42	410	$474,887
Metropolitan St Louis Sewer District, Revenue Bonds	5.000%	05/01/47	370	427,313

				2,869,049

Nebraska — 0.0%
Omaha Public Power District, Revenue Bonds	5.000%	02/01/42	340	393,876
Public Power Generation Agency, Revenue Bonds	5.000%	01/01/35	210	236,162

				630,038

Nevada — 0.0%
Clark County School District, General Obligation Ltd.	5.000%	06/15/30	300	349,314
Clark County School District, General Obligation Ltd.	5.000%	06/15/31	320	371,709
Clark County School District, General Obligation Ltd.	5.000%	06/15/33	360	415,505
County of Clark NV, General Obligation Ltd.	5.000%	05/01/48	510	587,897

				1,724,425

New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.000%	06/15/29	230	251,588
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	530	770,795

				1,022,383

New York — 0.6%
City of New York NY, General Obligation Unlimited	5.000%	04/01/40	420	487,036
City of New York NY, General Obligation Unlimited	5.000%	04/01/45	270	311,621
Dutchess County Local Development Corp., Revenue Bonds	5.000%	07/01/46	600	662,286
Metropolitan Transportation Authority, Revenue Bonds	5.000%	11/15/42	380	434,952
Metropolitan Transportation Authority, Revenue Bonds	5.250%	11/15/57	470	534,902
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.687%	11/15/40	305	406,010
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.814%	11/15/40	430	577,107
New York City Municipal Water Finance Authority, Revenue Bonds, BABs, Revenue Bonds	5.882%	06/15/44	450	585,639
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	3.050%	05/01/27	975	936,127
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	3.550%	05/01/25	830	833,777
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	5.000%	08/01/31	120	138,965
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	5.000%	02/01/35	230	261,135
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	5.000%	05/01/36	220	250,485

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
New York (continued)
New York City Water & Sewer System, Revenue Bonds	5.000%	06/15/39	610	$711,413
New York City Water & Sewer System, Revenue Bonds	5.000%	06/15/40	430	501,088
New York City Water & Sewer System, Revenue Bonds	5.000%	06/15/47	790	897,677
New York City Water & Sewer System, Revenue Bonds, BABs	5.750%	06/15/41	345	435,193
New York Convention Center Development Corp., Revenue Bonds	5.000%	11/15/40	210	236,534
New York Convention Center Development Corp., Revenue Bonds	5.000%	11/15/46	540	611,680
New York Liberty Development Corp., Revenue Bonds	5.250%	10/01/35	200	248,264
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/31	200	232,530
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/32	345	396,105
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/36	370	427,036
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/37	220	253,724
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/38	200	230,486
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/39	200	229,800
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/39	460	534,810
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/40	240	275,554
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/41	370	423,865
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/41	300	348,243
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/42	500	572,365
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/42	300	347,967
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/43	330	377,480
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/43	300	347,697
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/43	290	332,198
New York State Dormitory Authority, Revenue Bonds, BABs	5.389%	03/15/40	430	512,943
New York State Urban Development Corp., Revenue Bonds	2.860%	03/15/24	1,175	1,152,581
New York State Urban Development Corp., Revenue Bonds	3.120%	03/15/25	575	566,433
New York State Urban Development Corp., Revenue Bonds	3.320%	03/15/29	750	717,240
New York Transportation Development Corp., Revenue Bonds	5.000%	07/01/46	190	204,864
New York Transportation Development Corp., Revenue Bonds	5.250%	01/01/50	1,480	1,610,610

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
New York (continued)
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	860	$913,380
Port Authority of New York & New Jersey, Revenue Bonds	4.810%	10/15/65	430	483,931
Port Authority of New York & New Jersey, Revenue Bonds	4.960%	08/01/46	695	821,421
Port Authority of New York & New Jersey, Revenue Bonds	5.000%	11/15/47	170	191,510
TSASC, Inc., Revenue Bonds	5.000%	06/01/41	340	367,914

				22,934,578

North Carolina — 0.0%
North Carolina Department of Transportation, Revenue Bonds	5.000%	06/30/54	500	535,270

Ohio — 0.2%
American Municipal Power, Inc., Revenue Bonds, BABs	6.449%	02/15/44	205	268,221
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds	5.875%	06/01/47	1,250	1,255,338
County Of Franklin OH Sales Tax Revenue, Revenue Bonds	5.000%	06/01/43	260	304,777
County Of Franklin OH Sales Tax Revenue, Revenue Bonds	5.000%	06/01/48	510	595,451
JobsOhio Beverage System, Revenue Bonds	3.985%	01/01/29	475	488,433
Ohio Turnpike & Infrastructure Commission, Revenue Bonds	5.000%	02/15/48	310	336,812
State of Ohio, General Obligation Ltd.	5.000%	05/01/30	270	309,928
State of Ohio, General Obligation Ltd.	5.000%	05/01/34	240	273,077
State of Ohio, General Obligation Ltd.	5.000%	05/01/35	240	272,599
State of Ohio, General Obligation Ltd.	5.000%	05/01/36	580	658,010
State of Ohio, General Obligation Ltd.	5.000%	05/01/37	440	498,595
State of Ohio, General Obligation Unlimited	5.000%	03/15/32	540	610,367

				5,871,608

Oregon — 0.1%
Oregon School Boards Assoc., General Obligation Ltd.	4.759%	06/30/28	1,005	1,082,435
Oregon School Boards Assoc., General Obligation Ltd.	5.490%	06/30/23	1,380	1,522,430
University of Oregon, Revenue Bonds	5.000%	04/01/46	220	250,358

				2,855,223

Pennsylvania — 0.1%
Berks County Industrial Development Authority, Revenue Bonds	5.000%	11/01/47	290	320,943
Berks County Industrial Development Authority, Revenue Bonds	5.000%	11/01/50	270	297,686
Commonwealth Financing Authority, Revenue Bonds	3.864%	06/01/38	425	416,041
Commonwealth Financing Authority, Revenue Bonds	4.144%	06/01/38	430	433,642
Pennsylvania Economic Development Financing Authority, Revenue Bonds	5.000%	12/31/38	210	229,803
Pennsylvania State University, Revenue Bonds	5.000%	09/01/43	200	233,088

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Pennsylvania (continued)
Pennsylvania State University, Revenue Bonds	5.000%	09/01/48	230	$266,745

				2,197,948

Puerto Rico — 0.0%
Commonwealth of Puerto Rico (Puerto Rico), General Obligation Unlimited(d)	8.000%	07/01/35	2,975	1,204,875

South Carolina — 0.1%
City of Columbia SC Waterworks & Sewer System Revenue, Revenue Bonds	5.000%	02/01/42	220	257,187
City of Columbia SC Waterworks & Sewer System Revenue, Revenue Bonds	5.000%	02/01/48	240	279,262
Lexington County Health Services District, Inc., Revenue Bonds	5.000%	11/01/41	180	197,435
South Carolina Public Service Authority, Revenue Bonds	2.388%	12/01/23	636	592,593
South Carolina Public Service Authority, Revenue Bonds	5.000%	12/01/49	400	424,100
South Carolina Public Service Authority, Revenue Bonds	5.000%	12/01/50	400	427,416

				2,177,993

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds	5.000%	07/01/46	400	442,700

Texas — 0.3%
Central Texas Regional Mobility Authority, Revenue Bonds	5.000%	01/01/45	200	218,209
Central Texas Regional Mobility Authority, Revenue Bonds	5.000%	01/01/46	200	218,660
City of Austin TX Water & Wastewater System Revenue, Revenue Bonds	5.000%	11/15/43	280	311,982
City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.808%	02/01/41	820	1,024,041
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds	5.000%	02/01/48	135	146,948
Dallas Area Rapid Transit, Revenue Bonds	5.000%	12/01/41	400	451,944
Dallas Area Rapid Transit, Revenue Bonds	5.000%	12/01/46	540	608,218
Mesquite Independent School District, General Obligation Unlimited	5.000%	08/15/42	340	387,603
Permanent University Fund — University of Texas System, Revenue Bonds	3.376%	07/01/47	755	699,145
San Antonio Water System, Revenue Bonds	5.000%	05/15/39	740	831,198
State of Texas, General Obligation Unlimited	5.000%	04/01/40	220	250,358
State of Texas, General Obligation Unlimited	5.000%	04/01/43	350	397,520
Texas A&M University, Revenue Bonds	2.756%	05/15/26	1,055	1,016,988
Texas A&M University, Revenue Bonds	2.836%	05/15/27	470	451,567
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	6.250%	12/15/26	170	197,882
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds	5.000%	12/31/55	140	150,584
Texas Transportation Commission State Highway Fund, Revenue Bonds	5.000%	10/01/19	530	552,504
Texas Water Development Board, Revenue Bonds	5.000%	10/15/43	430	498,473

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Texas (continued)
University of Houston, Revenue Bonds	5.000%	02/15/33	220	$251,203
University of Houston, Revenue Bonds	5.000%	02/15/34	200	227,488
University of Houston, Revenue Bonds	5.000%	02/15/35	460	521,879
University of Houston, Revenue Bonds	5.000%	02/15/36	600	678,966

				10,093,360

Utah — 0.0%
Salt Lake City Corp. Airport Revenue, Revenue Bonds	5.000%	07/01/47	625	701,931
Salt Lake City Corp. Airport Revenue, Revenue Bonds	5.000%	07/01/47	250	285,770

				987,701

Virginia — 0.0%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds	5.000%	07/01/41	210	234,906
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds	5.000%	07/01/51	175	191,889
Tobacco Settlement Financing Corp., Revenue Bonds	6.706%	06/01/46	165	163,038

				589,833

Washington — 0.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds	5.000%	11/01/50	290	324,446
Grant County Public Utility District No. 2, Revenue Bonds	4.584%	01/01/40	160	167,523
State of Washington, General Obligation Unlimited	5.000%	07/01/30	840	957,600
State of Washington, General Obligation Unlimited	5.000%	08/01/30	240	279,250
State of Washington, General Obligation Unlimited	5.000%	08/01/40	540	609,131
State of Washington, General Obligation Unlimited	5.000%	08/01/40	220	253,601
State of Washington, General Obligation Unlimited	5.000%	02/01/41	360	412,038
State of Washington, General Obligation Unlimited	5.000%	08/01/41	240	276,449
State of Washington, General Obligation Unlimited	5.000%	08/01/42	250	287,755

				3,567,793

West Virginia — 0.1%
State of West Virginia, General Obligation Unlimited	5.000%	06/01/40	390	454,978
State of West Virginia, General Obligation Unlimited	5.000%	12/01/40	410	478,310
State of West Virginia, General Obligation Unlimited	5.000%	12/01/41	390	454,615
Tobacco Settlement Finance Authority, Revenue Bonds	7.467%	06/01/47	705	702,525
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%	06/01/19	220	226,675
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%	06/01/20	240	253,385

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

MUNICIPAL BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
West Virginia (continued)
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/21	240	$258,703
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/22	260	286,005
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/23	215	240,430
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/24	230	260,464

					3,616,090

Wisconsin — 0.1%
State of Wisconsin, General Obligation Unlimited	5.000%		05/01/32	200	229,172
State of Wisconsin, General Obligation Unlimited	5.000%		05/01/33	180	205,650
State of Wisconsin, General Obligation Unlimited	5.000%		11/01/33	250	291,680
State of Wisconsin, General Obligation Unlimited	5.000%		05/01/34	230	261,853
State of Wisconsin, General Obligation Unlimited	5.000%		05/01/36	290	328,619
State of Wisconsin, General Obligation Unlimited	5.000%		05/01/38	290	327,274
State of Wisconsin, Revenue Bonds	3.154%		05/01/27	710	694,082
Wisconsin Health & Educational Facilities Authority, Revenue Bonds	5.000%		12/15/44	180	193,849

					2,532,179

TOTAL MUNICIPAL BONDS (cost $122,258,053)					121,388,050

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.7%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	4.069%	(cc)	09/25/35	1,400	1,321,932
Ajax Mortgage Loan Trust, Series 2016-A, Class A, 144A	4.250%		08/25/64	890	899,628
AJAX Mortgage Loan Trust, Series 2018-B, Class B	—%	(p)	02/26/57	660	288,012
Alternative Loan Trust, Series 2006-11CB, Class 3A1	6.500%		05/25/36	397	301,233
Alternative Loan Trust, Series 2006-17T1, Class A1	6.250%		06/25/36	2,433	1,739,414
Alternative Loan Trust, Series 2006-OC10, Class 2A3, 1 Month LIBOR + 0.230%	2.321%	(c)	11/25/36	331	259,881
Alternative Loan Trust, Series 2007-3T1, Class 1A1	6.000%		04/25/37	93	69,713
Alternative Loan Trust, Series 2007-OA2, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.840%	2.398%	(c)	03/25/47	1,910	1,568,886
Alternative Loan Trust, Series 2007-OA7, Class A1A, 1 Month LIBOR + 0.180%	2.271%	(c)	05/25/47	2,731	2,646,509
American Home Mortgage Assets Trust, Series 2006-5, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.920%	2.478%	(c)	11/25/46	161	88,188
American Home Mortgage Assets Trust, Series 2007-1, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700%	2.258%	(c)	02/25/47	222	144,045
APS Resecuritization Trust, Series 2016-3, Class 3A, 1 Month LIBOR + 2.850%, 144A	4.941%	(c)	09/27/46	1,825	1,892,572
APS Resecuritization Trust, Series 2016-3, Class 4A, 1 Month LIBOR + 2.600%, 144A	4.691%	(c)	04/27/47	488	498,703

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	4.955%		03/26/37	819	$814,288
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	4.250%	(cc)	07/25/34	611	600,273
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	3.664%	(cc)	01/26/36	2,274	2,006,871
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1	6.000%		12/25/37	5,862	4,544,288
CIM Trust, Series 2017-6, Class A1, 144A	3.015%	(cc)	06/25/57	3,512	3,441,122
COLT LLC, Series 2015-1, Class A1V, 1 Month LIBOR + 3.000%, 144A	5.091%	(c)	12/26/45	34	34,137
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, 1 Month LIBOR + 1.350%	3.441%	(c)	11/25/35	293	114,116
CSMC Mortgage-Backed Trust, Series 2007-1, Class 5A13	6.000%		02/25/37	2,445	2,149,807
CSMC Trust, Series 2014-9R, Class 9A1, 1 Month LIBOR + 0.120%, 144A	2.080%	(c)	08/27/36	427	406,374
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 144A	4.000%		07/25/46	440	442,837
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 1 Month LIBOR + 0.190%	2.281%	(c)	08/25/47	4,528	4,288,725
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class A2A, 1 Month LIBOR + 0.170%	2.261%	(c)	08/25/47	373	247,811
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A3	6.510%	(cc)	07/25/36	166	148,302
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M2, 1 Month LIBOR + 4.250%	6.341%	(c)	01/25/29	1,099	1,243,270
Fannie Mae Connecticut Avenue Securities, Series 2016-C06, Class 1M2, 1 Month LIBOR + 4.250%	6.341%	(c)	04/25/29	996	1,131,264
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1, 1 Month LIBOR + 5.750%	7.841%	(c)	07/25/29	394	470,563
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2, 1 Month LIBOR + 3.550%	5.641%	(c)	07/25/29	741	804,595
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, 1 Month LIBOR + 3.000%	5.091%	(c)	10/25/29	143	151,651
Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1B1, 1 Month LIBOR + 3.600%	5.691%	(c)	01/25/30	770	789,250
Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 1 Month LIBOR + 2.200%	4.291%	(c)	01/25/30	459	467,120
Fannie Mae Connecticut Avenue Securities, Series 2017-C07, Class 1B1, 1 Month LIBOR + 4.000%	6.091%	(c)	05/25/30	660	685,845
Fannie Mae REMIC Trust, Series 2003-W1, Class 1A1	5.427%	(cc)	12/25/42	293	306,068
Fannie Mae REMICS, Series 2004-92, Class F, 1 Month LIBOR + 0.300%	2.391%	(c)	08/25/34	609	609,348
Fannie Mae REMICS, Series 2005-59, Class DQ, 1 Month LIBOR + 17.000%	11.772%	(c)	05/25/35	671	719,723

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Fannie Mae REMICS, Series 2008-15, Class AS, 1 Month LIBOR + 33.000%	22.544%	(c)	08/25/36	661	$997,945
Fannie Mae REMICS, Series 2010-95, Class FB, 1 Month LIBOR + 0.400%	2.491%	(c)	09/25/40	1,380	1,381,734
Fannie Mae REMICS, Series 2012-112, Class DA	3.000%		10/25/42	6,505	6,346,792
Fannie Mae REMICS, Series 2012-128, Class MP	2.500%		11/25/42	1,715	1,539,436
Fannie Mae REMICS, Series 2012-3, Class FP, 1 Month LIBOR + 0.400%	2.491%	(c)	03/25/39	330	330,852
Fannie Mae REMICS, Series 2013-10, Class BV	3.000%		11/25/31	781	768,977
Fannie Mae REMICS, Series 2015-22, Class DY	3.000%		04/25/45	1,402	1,353,251
Fannie Mae REMICS, Series 2015-66, Class CL	3.500%		07/25/41	944	892,338
Fannie Mae REMICS, Series 2016-26, Class KL, 1 Month LIBOR + 18.000%	4.500%	(c)	11/25/42	1,739	1,611,119
Fannie Mae REMICS, Series 2016-32, Class GT, 1 Month LIBOR + 18.000%	4.500%	(c)	01/25/43	1,599	1,440,433
Fannie Mae REMICS, Series 2017-82, Class FG, 1 Month LIBOR + 0.250%	2.341%	(c)	11/25/32	878	878,913
Fannie Mae REMICS, Series 2003-25, Class KP	5.000%		04/25/33	581	616,374
Fannie Mae REMICS, Series 2006-118, Class A1, 1 Month LIBOR + 0.060%	2.151%	(c)	12/25/36	395	388,338
Fannie Mae REMICS, Series 2007-73, Class A1, 1 Month LIBOR + 0.060%	2.151%	(c)	07/25/37	788	774,528
Federal Agricultural Mortgage Corp., Series 2017-1, Class A2, 144A^	3.729%	(cc)	03/25/47	2,143	2,121,669
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%	2.835%	(c)	07/25/44	572	575,657
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%	2.664%	(c)	10/25/44	533	531,957
FHLMC Structured Pass-Through Securities, Series T-75, Class A1, 1 Month LIBOR + 0.040%	2.000%	(c)	12/25/36	777	774,347
Freddie Mac REMICS, Series 3708, Class PL	4.500%		08/15/40	1,454	1,516,377
Freddie Mac REMICS, Series 3785, Class LS, 1 Month LIBOR + 9.900%	5.754%	(c)	01/15/41	1,626	1,634,195
Freddie Mac REMICS, Series 3786, Class PK	3.000%		12/15/37	428	428,247
Freddie Mac REMICS, Series 4059, Class DY	3.500%		06/15/42	5,075	5,003,649
Freddie Mac REMICS, Series 4068, Class ME	4.000%		06/15/42	500	505,837
Freddie Mac REMICS, Series 4238, Class FD, 1 Month LIBOR + 0.300%	2.373%	(c)	02/15/42	2,295	2,290,967
Freddie Mac REMICS, Series 4480, Class NB	3.500%		06/15/45	1,000	958,711
Freddie Mac REMICS, Series 4493, Class SM, 1 Month LIBOR + 6.000%	2.890%	(c)	07/15/45	1,425	1,205,456
Freddie Mac REMICS, Series 4621, Class KB	2.500%		10/15/46	1,441	1,227,948
Freddie Mac Strips, Series 353, Class 300	3.000%		12/15/46	9,947	9,679,141
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DN1, Class B, 1 Month LIBOR + 11.500%	13.591%	(c)	01/25/25	240	347,501
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class B, 1 Month LIBOR + 7.950%	10.041%	(c)	05/25/25	244	290,128

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3, 1 Month LIBOR + 3.800%	5.891%	(c)	03/25/29	800	$890,493
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M2, 1 Month LIBOR + 3.250%	5.341%	(c)	07/25/29	770	829,807
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class B1, 1 Month LIBOR + 5.150%	7.241%	(c)	10/25/29	530	605,778
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, 1 Month LIBOR + 3.450%	5.541%	(c)	10/25/29	747	816,301
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class B1, 1 Month LIBOR + 4.450%	6.541%	(c)	03/25/30	750	809,595
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, 1 Month LIBOR + 2.500%	4.591%	(c)	03/25/30	1,530	1,576,145
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 1 Month LIBOR + 2.450%	4.541%	(c)	12/25/42	250	257,626
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class B1, 1 Month LIBOR + 3.150%	5.241%	(c)	07/25/30	780	745,941
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2, 1 Month LIBOR + 1.800%	3.891%	(c)	07/25/30	510	501,541
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI2, Class M2, 144A	3.820%	(cc)	05/25/48	320	292,995
Government National Mortgage Assoc., Series 2004-2, Class FH, 1 Month LIBOR + 0.300%	2.385%	(c)	01/16/34	1,865	1,867,293
Government National Mortgage Assoc., Series 2012-H08, Class FA, 1 Month LIBOR + 0.600%	2.517%	(c)	01/20/62	8,439	8,486,555
Government National Mortgage Assoc., Series 2012-H10, Class FA, 1 Month LIBOR + 0.550%	2.467%	(c)	12/20/61	1,003	1,006,831
Government National Mortgage Assoc., Series 2012-H20, Class BA, 1 Month LIBOR + 0.560%	2.477%	(c)	09/20/62	6,041	6,065,846
Government National Mortgage Assoc., Series 2012-H29, Class FA, 1 Month LIBOR + 0.520%	2.432%	(c)	10/20/62	1,174	1,177,794
Government National Mortgage Assoc., Series 2012-H31, Class FD, 1 Month LIBOR + 0.340%	2.257%	(c)	12/20/62	1,392	1,390,217
Government National Mortgage Assoc., Series 2013-H18, Class EA, 1 Month LIBOR + 0.500%	2.417%	(c)	07/20/63	2,467	2,474,029
Government National Mortgage Assoc., Series 2013-H18, Class FA, 1 Month LIBOR + 0.500%	2.417%	(c)	06/20/63	4,201	4,213,782
Government National Mortgage Assoc., Series 2014-H11, Class VA, 1 Month LIBOR + 0.500%	2.417%	(c)	06/20/64	2,731	2,746,754

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Government National Mortgage Assoc., Series 2014-H17, Class FC, 1 Month LIBOR + 0.500%	2.417%	(c)	07/20/64	931	$935,639
Government National Mortgage Assoc., Series 2015-H05, Class FA, 1 Month LIBOR + 0.300%	2.217%	(c)	04/20/61	676	675,953
Government National Mortgage Assoc., Series 2015-H10, Class JA	2.250%		04/20/65	5,007	4,792,471
Government National Mortgage Assoc., Series 2015-H11, Class FA, 1 Month LIBOR + 0.250%	2.167%	(c)	04/20/65	361	361,134
Government National Mortgage Assoc., Series 2016-H01, Class AI, IO	1.266%	(cc)	01/20/66	7,978	686,182
Government National Mortgage Assoc., Series 2016-H01, Class HZ	4.511%	(cc)	10/20/65	1,115	1,162,429
Government National Mortgage Assoc., Series 2016-H19, Class FC, 1 Month LIBOR + 0.400%	2.317%	(c)	08/20/66	1,066	1,064,785
Government National Mortgage Assoc., Series 2016-H19, Class FE, 1 Month LIBOR + 0.370%	2.287%	(c)	06/20/61	275	275,459
Government National Mortgage Assoc., Series 2016-H19, Class FJ, 1 Month LIBOR + 0.400%	2.317%	(c)	09/20/63	1,405	1,407,119
Government National Mortgage Assoc., Series 2017-H14, Class FK, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.200%	2.450%	(c)	05/20/67	1,838	1,832,102
Government National Mortgage Assoc., Series 2018-H02, Class FJ, 1 Month LIBOR + 0.200%	2.117%	(c)	10/20/64	809	807,341
GreenPoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	4.099%	(cc)	10/25/33	546	544,992
GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 1 Month LIBOR + 0.350%, 144A	2.441%	(c)	01/25/35	426	398,895
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 1 Month LIBOR + 0.350%, 144A	2.441%	(c)	03/25/35	513	480,025
GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 1 Month LIBOR + 0.350%, 144A	2.441%	(c)	01/25/36	389	346,485
IndyMac IMJA Mortgage Loan Trust, Series 2007-A2, Class 3A1	7.000%		10/25/37	824	548,898
IndyMac INDX Mortgage Loan Trust, Series 2007-AR19, Class 3A1	3.484%	(cc)	09/25/37	530	374,451
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 1A1, 144A	6.000%		12/27/36	2,391	1,981,545
JPMorgan Mortgage Trust, Series 2017-2, Class A6, 144A	3.000%	(cc)	05/25/47	482	470,013
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2018-1, Class A, 1 Month LIBOR + 1.550%, 144A	3.532%	(c)	02/01/23	1,951	1,953,329
Merrill Lynch Mortgage Investors Trust, Series 2003-A3, Class 1A	3.624%	(cc)	05/25/33	1,059	1,059,168
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 1 Month LIBOR + 0.340%, 144A	2.259%	(c)	04/16/36	2,418	2,060,920
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 144A	2.480%	(cc)	11/26/35	392	384,206

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Reperforming Loan REMIC Trust, Series 2005-R3, Class AF, 1 Month LIBOR + 0.400%, 144A	2.491%	(c)	09/25/35		54	$47,115
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1	6.500%		07/25/36		9,499	5,942,521
Residential Funding Mortgage Securities I Trust, Series 2005-SA4, Class 1A21	3.863%	(cc)	09/25/35		2,434	2,061,513
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, PO, 144A	—%	(p)	07/25/56		329	66,267
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, IO, 144A	1.194%	(cc)	07/25/56		999	117,243
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class M2, 144A	4.750%	(cc)	07/25/56		220	213,391
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 144A	4.000%	(cc)	08/25/47		889	897,207
Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 144A	4.000%	(cc)	12/25/47		991	999,274
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 144A	4.000%	(cc)	02/25/48		1,875	1,892,262
STACR Trust, Series 2018-HRP1, Class M2, 1 Month LIBOR + 1.650%, 144A	3.741%	(c)	04/25/43		796	799,981
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	3.558%	(cc)	01/25/35		1,364	1,352,884
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A	3.688%	(cc)	04/25/36		248	219,476
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	3.462%	(cc)	10/25/46		3,027	2,857,169
WaMu Mortgage Pass-Through Certificates Trust, Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%	2.758%	(c)	11/25/42		144	136,594
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A1	6.500%		05/25/36		491	428,879
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-AA, Class A1	3.739%	(cc)	12/25/34		627	639,531

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $170,382,736)						166,779,352

SOVEREIGN BONDS — 5.2%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.500%		10/11/22		5,965	5,711,488
Argentina Bonar Bonds (Argentina), Bonds	8.750%		05/07/24		1,153	1,215,023
Argentina Bonar Bonds (Argentina), Sr. Unsec’d. Notes	8.000%		10/08/20		874	930,724
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	3.375%		10/12/20	CHF	180	177,782
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	5.625%		01/26/22		2,332	2,179,253
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	5.875%		01/11/28		1,258	1,022,125
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.250%		04/22/19		1,327	1,332,321
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%		04/22/21		2,883	2,839,755
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.500%		04/22/26		4,365	4,026,713

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.625%		04/22/46		4,595	$3,708,165
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.625%		01/13/28		1,340	1,209,349
Bundesschatzanweisungen (Germany), Unsec’d. Notes	—%	(p)	12/13/19	EUR	5,730	6,758,618
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	3.875%		04/25/27		6,570	6,353,190
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21		1,067	1,088,874
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	5.950%		01/25/27		1,158	1,143,525
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	7.875%		01/23/28		724	606,495
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes	5.750%		04/29/20		780	789,586
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	5.577%		02/21/23		682	646,195
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN	6.125%		01/31/22		335	329,322
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN, 144A	4.750%		04/16/26	EUR	284	304,293
French Republic Government Bond OAT (France), Unsec’d. Notes	—%	(p)	02/25/20	EUR	5,730	6,754,737
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		03/25/24		2,080	2,209,534
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes(a)	4.100%		04/24/28		1,797	1,736,432
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.700%		01/08/22		1,970	1,950,156
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	7.000%		05/15/27	IDR	23,758,000	1,555,958
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%		09/15/26	IDR	20,549,000	1,459,079
Japan Government Two Year Bond (Japan), Sr. Unsec’d. Notes	0.100%		03/15/20	JPY	763,950	6,927,129
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%		03/20/27		9,685	9,427,573
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	6.850%		03/23/27		155	122,323
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, EMTN	6.100%		10/04/22		605	518,860
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.250%		11/04/24		468	378,799
Mexican Bonos (Mexico), Bonds	5.750%		03/05/26	MXN	360,000	16,185,476
Mexican Bonos (Mexico), Bonds	6.500%		06/10/21	MXN	584,300	28,482,060
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.750%		01/11/28		3,650	3,451,075
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%		03/15/2115	EUR	2,965	3,136,188
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.150%		03/28/27		11,717	11,535,387
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	3.875%		03/08/22		2,585	2,478,974
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		2,070	2,044,125
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	4.125%		08/25/27		1,229	1,256,653

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.350%	07/21/25		1,416	$1,727,520
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.000%	02/01/28		4,385	4,048,701
Provincia de Rio Negro (Argentina), Sr. Unsec’d. Notes, 144A	7.750%	12/07/25		450	351,554
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	3.875%	04/23/23		3,490	3,487,460
Russian Foreign Bond — Eurobond (Russia), Sr. Unsec’d. Notes	4.250%	06/23/27		1,600	1,541,871
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	3.250%	10/26/26		6,780	6,351,802
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	4.500%	04/17/30		708	707,174
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	4.500%	10/26/46		4,860	4,485,906
South Africa Government Bond (South Africa), Bonds	6.500%	02/28/41	ZAR	28,529	1,483,301
South Africa Government Bond (South Africa), Bonds	8.500%	01/31/37	ZAR	14,483	956,766
South Africa Government Bond (South Africa), Sr. Unsec’d. Notes	6.250%	03/31/36	ZAR	27,019	1,423,777
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	4.850%	09/27/27		990	935,554
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.500%	03/09/20		2,994	3,069,652
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.875%	05/30/22		496	518,943
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.125%	02/17/28		1,312	1,154,927
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.250%	09/26/22		1,103	1,106,135
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.375%	10/27/27		2,631	2,663,888
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, 144A	8.500%	03/15/28	UYU	112,465	3,095,024
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, 144A	9.875%	06/20/22	UYU	46,830	1,474,984

TOTAL SOVEREIGN BONDS (cost $204,779,397)					184,568,253

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.2%
Federal Home Loan Mortgage Corp.	2.500%	TBA		6,022	5,845,628
Federal Home Loan Mortgage Corp.	2.500%	02/01/30		315	306,367
Federal Home Loan Mortgage Corp.	2.500%	04/01/30		331	321,873
Federal Home Loan Mortgage Corp.	2.500%	05/01/30		599	582,504
Federal Home Loan Mortgage Corp.	2.500%	07/01/30		154	149,500
Federal Home Loan Mortgage Corp.	2.500%	07/01/30		140	136,038
Federal Home Loan Mortgage Corp.	2.500%	07/01/30		47	45,881
Federal Home Loan Mortgage Corp.	2.500%	07/01/30		35	33,812
Federal Home Loan Mortgage Corp.	2.500%	08/01/30		633	615,558
Federal Home Loan Mortgage Corp.	2.500%	08/01/30		484	470,379
Federal Home Loan Mortgage Corp.	2.500%	09/01/30		1,492	1,450,984
Federal Home Loan Mortgage Corp.	2.500%	09/01/30		469	456,096
Federal Home Loan Mortgage Corp.	2.500%	04/01/31		1,132	1,100,982
Federal Home Loan Mortgage Corp.	3.000%	TBA		32,967	31,907,642
Federal Home Loan Mortgage Corp.	3.000%	TBA		7,005	6,955,445
Federal Home Loan Mortgage Corp.	3.000%	09/01/27		363	360,831

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal Home Loan Mortgage Corp.	3.000%	07/01/28	196	$194,577
Federal Home Loan Mortgage Corp.	3.000%	01/01/30	256	255,595
Federal Home Loan Mortgage Corp.	3.000%	01/01/30	174	174,016
Federal Home Loan Mortgage Corp.	3.000%	02/01/30	1,496	1,493,129
Federal Home Loan Mortgage Corp.	3.000%	06/01/30	795	792,732
Federal Home Loan Mortgage Corp.	3.000%	07/01/30	705	702,296
Federal Home Loan Mortgage Corp.	3.000%	07/01/30	82	82,112
Federal Home Loan Mortgage Corp.	3.000%	08/01/30	151	149,882
Federal Home Loan Mortgage Corp.	3.000%	08/01/30	103	102,272
Federal Home Loan Mortgage Corp.	3.000%	12/01/42	1,641	1,603,460
Federal Home Loan Mortgage Corp.	3.000%	09/01/46	7,276	7,053,983
Federal Home Loan Mortgage Corp.	3.000%	10/01/46	744	721,775
Federal Home Loan Mortgage Corp.	3.000%	12/01/46	695	674,744
Federal Home Loan Mortgage Corp.	3.000%	12/01/46	667	647,424
Federal Home Loan Mortgage Corp.	3.000%	12/01/46	284	276,672
Federal Home Loan Mortgage Corp.	3.000%	12/01/46	167	162,316
Federal Home Loan Mortgage Corp.	3.000%	12/01/46	53	51,268
Federal Home Loan Mortgage Corp.	3.000%	01/01/47	2,769	2,684,567
Federal Home Loan Mortgage Corp.	3.000%	01/01/47	1,355	1,313,920
Federal Home Loan Mortgage Corp.	3.000%	09/01/47	655	634,855
Federal Home Loan Mortgage Corp.	3.500%	09/01/30	965	977,889
Federal Home Loan Mortgage Corp.	3.500%	02/01/31	160	161,675
Federal Home Loan Mortgage Corp.	3.500%	04/01/31	1,194	1,207,898
Federal Home Loan Mortgage Corp.	3.500%	04/01/31	74	75,102
Federal Home Loan Mortgage Corp.	3.500%	04/01/32	2,891	2,925,387
Federal Home Loan Mortgage Corp.	3.500%	10/01/41	784	786,849
Federal Home Loan Mortgage Corp.	3.500%	04/01/42	288	288,822
Federal Home Loan Mortgage Corp.	3.500%	05/01/42	34	34,014
Federal Home Loan Mortgage Corp.	3.500%	05/01/42	21	20,762
Federal Home Loan Mortgage Corp.	3.500%	05/01/42	11	11,219
Federal Home Loan Mortgage Corp.	3.500%	08/01/42	2,586	2,593,694
Federal Home Loan Mortgage Corp.	3.500%	08/01/42	555	556,488
Federal Home Loan Mortgage Corp.	3.500%	08/01/42	303	304,022
Federal Home Loan Mortgage Corp.	3.500%	08/01/42	133	133,746
Federal Home Loan Mortgage Corp.	3.500%	10/01/42	77	76,427
Federal Home Loan Mortgage Corp.	3.500%	11/01/42	614	615,477
Federal Home Loan Mortgage Corp.	3.500%	02/01/43	2,732	2,740,622
Federal Home Loan Mortgage Corp.	3.500%	06/01/43	187	187,126
Federal Home Loan Mortgage Corp.	3.500%	08/01/43	245	245,379
Federal Home Loan Mortgage Corp.	3.500%	12/01/43	3,009	3,017,781
Federal Home Loan Mortgage Corp.	3.500%	01/01/44	8,758	8,784,654
Federal Home Loan Mortgage Corp.	3.500%	01/01/44	4,530	4,543,440
Federal Home Loan Mortgage Corp.	3.500%	04/01/44	1,285	1,289,848
Federal Home Loan Mortgage Corp.	3.500%	06/01/44	152	152,453
Federal Home Loan Mortgage Corp.	3.500%	09/01/44	23	23,331
Federal Home Loan Mortgage Corp.	3.500%	11/01/44	310	310,156
Federal Home Loan Mortgage Corp.	3.500%	11/01/44	10	10,285
Federal Home Loan Mortgage Corp.	3.500%	11/01/44	4	3,761
Federal Home Loan Mortgage Corp.	3.500%	01/01/45	25,864	25,974,693
Federal Home Loan Mortgage Corp.	3.500%	01/01/45	59	58,863
Federal Home Loan Mortgage Corp.	3.500%	01/01/45	42	42,511
Federal Home Loan Mortgage Corp.	3.500%	05/01/45	422	421,155
Federal Home Loan Mortgage Corp.	3.500%	05/01/45	135	134,843
Federal Home Loan Mortgage Corp.	3.500%	05/01/45	21	20,774
Federal Home Loan Mortgage Corp.	3.500%	06/01/45	131	131,394
Federal Home Loan Mortgage Corp.	3.500%	07/01/45	4	3,538
Federal Home Loan Mortgage Corp.	3.500%	08/01/45	1,751	1,756,925
Federal Home Loan Mortgage Corp.	3.500%	09/01/45	96	96,949
Federal Home Loan Mortgage Corp.	3.500%	10/01/45	14	14,160

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal Home Loan Mortgage Corp.	3.500%	11/01/45	380	$380,310
Federal Home Loan Mortgage Corp.	3.500%	01/01/46	610	609,560
Federal Home Loan Mortgage Corp.	3.500%	02/01/46	44	43,662
Federal Home Loan Mortgage Corp.	3.500%	03/01/46	1,500	1,497,083
Federal Home Loan Mortgage Corp.	3.500%	03/01/46	442	441,781
Federal Home Loan Mortgage Corp.	3.500%	05/01/46	488	487,543
Federal Home Loan Mortgage Corp.	3.500%	07/01/46	4,811	4,819,993
Federal Home Loan Mortgage Corp.	3.500%	03/01/47	1,267	1,262,637
Federal Home Loan Mortgage Corp.	3.500%	06/01/47	178	177,571
Federal Home Loan Mortgage Corp.	3.500%	07/01/47	204	204,959
Federal Home Loan Mortgage Corp.	3.500%	10/01/47	775	776,772
Federal Home Loan Mortgage Corp.	3.500%	11/01/47	430	427,758
Federal Home Loan Mortgage Corp.	3.500%	11/01/47	241	240,700
Federal Home Loan Mortgage Corp.	3.500%	12/01/47	982	984,063
Federal Home Loan Mortgage Corp.	3.500%	01/01/48	4,943	4,919,295
Federal Home Loan Mortgage Corp.	3.500%	01/01/48	212	212,022
Federal Home Loan Mortgage Corp.	3.500%	01/01/48	115	115,603
Federal Home Loan Mortgage Corp.	4.000%	TBA	13,388	13,645,997
Federal Home Loan Mortgage Corp.	4.000%	08/01/40	158	162,921
Federal Home Loan Mortgage Corp.	4.000%	09/01/40	1,082	1,112,786
Federal Home Loan Mortgage Corp.	4.000%	09/01/40	342	351,741
Federal Home Loan Mortgage Corp.	4.000%	04/01/41	10	10,257
Federal Home Loan Mortgage Corp.	4.000%	12/01/42	163	167,184
Federal Home Loan Mortgage Corp.	4.000%	04/01/44	413	424,750
Federal Home Loan Mortgage Corp.	4.000%	07/01/44	189	193,883
Federal Home Loan Mortgage Corp.	4.000%	02/01/45	89	91,153
Federal Home Loan Mortgage Corp.	4.000%	02/01/45	39	40,031
Federal Home Loan Mortgage Corp.	4.000%	08/01/45	1,018	1,041,176
Federal Home Loan Mortgage Corp.	4.000%	09/01/45	681	697,753
Federal Home Loan Mortgage Corp.	4.000%	10/01/45	963	987,915
Federal Home Loan Mortgage Corp.	4.000%	12/01/45	161	164,950
Federal Home Loan Mortgage Corp.	4.000%	12/01/45	138	141,387
Federal Home Loan Mortgage Corp.	4.000%	07/01/46	631	646,665
Federal Home Loan Mortgage Corp.	4.000%	08/01/46	361	369,506
Federal Home Loan Mortgage Corp.	4.000%	09/01/46	51	52,114
Federal Home Loan Mortgage Corp.	4.000%	10/01/46	103	105,072
Federal Home Loan Mortgage Corp.	4.000%	01/01/47	5,979	6,132,193
Federal Home Loan Mortgage Corp.	4.000%	02/01/47	2,104	2,155,875
Federal Home Loan Mortgage Corp.	4.000%	04/01/47	1,188	1,211,945
Federal Home Loan Mortgage Corp.	4.000%	06/01/47	1,802	1,845,605
Federal Home Loan Mortgage Corp.	4.000%	08/01/47	2,325	2,389,593
Federal Home Loan Mortgage Corp.	4.000%	08/01/47	930	948,831
Federal Home Loan Mortgage Corp.	4.000%	01/01/48	1,028	1,050,826
Federal Home Loan Mortgage Corp.	4.500%	TBA	6,416	6,675,937
Federal Home Loan Mortgage Corp.	4.500%	07/01/39	868	911,988
Federal Home Loan Mortgage Corp.	4.500%	08/01/39	504	530,017
Federal Home Loan Mortgage Corp.	4.500%	12/01/39	131	138,106
Federal Home Loan Mortgage Corp.	4.500%	07/01/40	43	45,459
Federal Home Loan Mortgage Corp.	4.500%	05/01/41	440	462,554
Federal Home Loan Mortgage Corp.	4.500%	05/01/41	408	429,375
Federal Home Loan Mortgage Corp.	4.500%	05/01/42	747	785,756
Federal Home Loan Mortgage Corp.	4.500%	11/01/43	766	799,081
Federal Home Loan Mortgage Corp.	4.500%	12/01/43	1,065	1,116,814
Federal Home Loan Mortgage Corp.	4.500%	08/01/44	178	187,108
Federal Home Loan Mortgage Corp.	4.500%	10/01/44	250	261,570
Federal Home Loan Mortgage Corp.	4.500%	08/01/47	384	401,033
Federal Home Loan Mortgage Corp.	4.500%	10/01/47	411	427,825
Federal Home Loan Mortgage Corp.	4.500%	12/01/47	769	804,727
Federal Home Loan Mortgage Corp.	4.500%	12/01/47	308	320,428

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal Home Loan Mortgage Corp.	4.500%	02/01/48	280	$291,573
Federal Home Loan Mortgage Corp.	5.000%	11/01/41	2,763	2,949,769
Federal Home Loan Mortgage Corp.	5.500%	02/01/35	66	71,330
Federal Home Loan Mortgage Corp.	5.500%	06/01/36	18	19,704
Federal Home Loan Mortgage Corp.	5.500%	10/01/36	25	27,344
Federal Home Loan Mortgage Corp.	5.500%	10/01/36	12	13,089
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	31	33,686
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	13	13,932
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	11	11,490
Federal Home Loan Mortgage Corp.	5.500%	03/01/37	8	8,626
Federal Home Loan Mortgage Corp.	5.500%	04/01/37	15	15,982
Federal Home Loan Mortgage Corp.	5.500%	01/01/38	13	13,906
Federal Home Loan Mortgage Corp.	5.500%	01/01/38	2	2,164
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	2,054	2,220,285
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	2	2,105
Federal Home Loan Mortgage Corp.	5.500%	04/01/38	1,334	1,443,047
Federal Home Loan Mortgage Corp.	5.500%	05/01/38	287	311,042
Federal Home Loan Mortgage Corp.	5.500%	06/01/38	389	419,604
Federal Home Loan Mortgage Corp.	5.500%	07/01/38	525	567,446
Federal Home Loan Mortgage Corp.	5.500%	08/01/38	520	563,242
Federal Home Loan Mortgage Corp.	5.500%	08/01/38	286	308,973
Federal Home Loan Mortgage Corp.	5.500%	01/01/39	618	668,962
Federal Home Loan Mortgage Corp.	6.000%	01/01/27	205	223,749
Federal Home Loan Mortgage Corp.	6.000%	12/01/28	2	2,723
Federal Home Loan Mortgage Corp.	6.000%	01/01/32	1	1,210
Federal Home Loan Mortgage Corp.	6.000%	11/01/32	2	2,307
Federal Home Loan Mortgage Corp.	6.000%	03/01/33	9	9,798
Federal Home Loan Mortgage Corp.	6.000%	11/01/33	7	7,194
Federal Home Loan Mortgage Corp.	6.000%	02/01/34	242	266,815
Federal Home Loan Mortgage Corp.	6.000%	12/01/34	6	6,545
Federal Home Loan Mortgage Corp.	6.000%	01/01/36	34	37,505
Federal Home Loan Mortgage Corp.	6.000%	03/01/36	2	2,109
Federal Home Loan Mortgage Corp.	6.000%	04/01/36	34	37,907
Federal Home Loan Mortgage Corp.	6.000%	08/01/36	20	21,750
Federal Home Loan Mortgage Corp.	6.000%	11/01/36	20	21,416
Federal Home Loan Mortgage Corp.	6.000%	12/01/36	993	1,091,765
Federal Home Loan Mortgage Corp.	6.000%	03/01/37	1	866
Federal Home Loan Mortgage Corp.	6.000%	04/01/37	1	992
Federal Home Loan Mortgage Corp.	6.000%	05/01/37	13	14,132
Federal Home Loan Mortgage Corp.	6.000%	07/01/37	2	2,216
Federal Home Loan Mortgage Corp.	6.000%	08/01/37	28	31,186
Federal Home Loan Mortgage Corp.	6.000%	09/01/37	9	9,880
Federal Home Loan Mortgage Corp.	6.000%	09/01/37	2	2,287
Federal Home Loan Mortgage Corp.	6.000%	10/01/37	33	36,074
Federal Home Loan Mortgage Corp.	6.000%	10/01/37	15	17,026
Federal Home Loan Mortgage Corp.	6.000%	10/01/37	7	7,988
Federal Home Loan Mortgage Corp.	6.000%	10/01/37	1	1,099
Federal Home Loan Mortgage Corp.	6.000%	11/01/37	2,465	2,715,213
Federal Home Loan Mortgage Corp.	6.000%	11/01/37	369	406,605
Federal Home Loan Mortgage Corp.	6.000%	12/01/37	3	2,958
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	40	44,287
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	21	22,551
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	20	22,502
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	19	21,170
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	18	19,324
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	5	5,219
Federal Home Loan Mortgage Corp.	6.000%	04/01/38	44	47,692
Federal Home Loan Mortgage Corp.	6.000%	04/01/38	10	10,503
Federal Home Loan Mortgage Corp.	6.000%	06/01/38	1	1,290

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Federal Home Loan Mortgage Corp.	6.000%		07/01/38	52	$57,589
Federal Home Loan Mortgage Corp.	6.000%		08/01/38	362	396,473
Federal Home Loan Mortgage Corp.	6.000%		08/01/38	6	6,547
Federal Home Loan Mortgage Corp.	6.000%		08/01/38	6	6,119
Federal Home Loan Mortgage Corp.	6.000%		08/01/38	2	2,255
Federal Home Loan Mortgage Corp.	6.000%		09/01/38	19	20,624
Federal Home Loan Mortgage Corp.	6.000%		09/01/38	1	693
Federal Home Loan Mortgage Corp.	6.000%		10/01/38	10	11,147
Federal Home Loan Mortgage Corp.	6.000%		11/01/38	4	4,854
Federal Home Loan Mortgage Corp.	6.000%		01/01/39	1,065	1,168,655
Federal Home Loan Mortgage Corp.	6.000%		08/01/39	12	13,194
Federal Home Loan Mortgage Corp.	6.000%		09/01/39	1	1,402
Federal Home Loan Mortgage Corp.	6.000%		10/01/39	32	34,610
Federal Home Loan Mortgage Corp.	6.000%		03/01/40	24	26,764
Federal Home Loan Mortgage Corp.	6.000%		04/01/40	577	633,607
Federal Home Loan Mortgage Corp.	6.000%		05/01/40	2	2,316
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.800%	3.551%	(c)	11/01/35	72	75,474
Federal National Mortgage Assoc.	2.000%		10/01/31	154	145,927
Federal National Mortgage Assoc.	2.000%		11/01/31	936	886,626
Federal National Mortgage Assoc.	2.000%		11/01/31	703	666,458
Federal National Mortgage Assoc.	2.000%		11/01/31	257	243,792
Federal National Mortgage Assoc.	2.000%		11/01/31	46	43,996
Federal National Mortgage Assoc.	2.000%		12/01/31	203	192,437
Federal National Mortgage Assoc.	2.000%		03/01/32	1,203	1,140,160
Federal National Mortgage Assoc.	2.500%		09/01/27	66	64,718
Federal National Mortgage Assoc.	2.500%		09/01/27	48	47,098
Federal National Mortgage Assoc.	2.500%		02/01/28	19	18,689
Federal National Mortgage Assoc.	2.500%		04/01/28	38	36,805
Federal National Mortgage Assoc.	2.500%		08/01/28	95	92,842
Federal National Mortgage Assoc.	2.500%		02/01/30	38	37,173
Federal National Mortgage Assoc.	2.500%		02/01/30	13	12,315
Federal National Mortgage Assoc.	2.500%		02/01/30	10	9,612
Federal National Mortgage Assoc.	2.500%		03/01/30	96	93,285
Federal National Mortgage Assoc.	2.500%		04/01/30	188	183,421
Federal National Mortgage Assoc.	2.500%		05/01/30	376	366,826
Federal National Mortgage Assoc.	2.500%		07/01/30	274	267,415
Federal National Mortgage Assoc.	2.500%		07/01/30	166	162,441
Federal National Mortgage Assoc.	2.500%		07/01/30	49	47,566
Federal National Mortgage Assoc.	2.500%		08/01/30	715	698,236
Federal National Mortgage Assoc.	2.500%		08/01/30	374	365,633
Federal National Mortgage Assoc.	2.500%		08/01/30	292	284,783
Federal National Mortgage Assoc.	2.500%		08/01/30	115	112,436
Federal National Mortgage Assoc.	2.500%		09/01/30	431	420,865
Federal National Mortgage Assoc.	2.500%		09/01/30	351	342,630
Federal National Mortgage Assoc.	2.500%		11/01/30	426	416,372
Federal National Mortgage Assoc.	2.500%		11/01/30	423	412,598
Federal National Mortgage Assoc.	2.500%		11/01/30	409	399,073
Federal National Mortgage Assoc.	2.500%		11/01/30	394	385,116
Federal National Mortgage Assoc.	2.500%		11/01/30	29	27,856
Federal National Mortgage Assoc.	2.500%		03/01/31	69	67,197
Federal National Mortgage Assoc.	2.500%		06/01/31	541	527,302
Federal National Mortgage Assoc.	2.500%		07/01/31	267	259,952
Federal National Mortgage Assoc.	2.500%		08/01/31	47	45,907
Federal National Mortgage Assoc.	2.500%		10/01/31	1,076	1,047,855
Federal National Mortgage Assoc.	2.500%		10/01/31	942	917,065
Federal National Mortgage Assoc.	2.500%		10/01/31	647	630,310
Federal National Mortgage Assoc.	2.500%		10/01/31	435	423,248
Federal National Mortgage Assoc.	2.500%		11/01/31	861	838,269

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.500%	11/01/31	626	$609,711
Federal National Mortgage Assoc.	2.500%	11/01/31	347	338,278
Federal National Mortgage Assoc.	2.500%	11/01/31	184	178,768
Federal National Mortgage Assoc.	2.500%	11/01/31	87	84,710
Federal National Mortgage Assoc.	2.500%	11/01/31	41	40,195
Federal National Mortgage Assoc.	2.500%	11/01/31	34	33,419
Federal National Mortgage Assoc.	2.500%	01/01/32	4,497	4,382,883
Federal National Mortgage Assoc.	2.500%	02/01/32	69	66,696
Federal National Mortgage Assoc.	2.500%	03/01/32	580	563,697
Federal National Mortgage Assoc.	2.500%	03/01/32	547	532,267
Federal National Mortgage Assoc.	2.500%	03/01/32	218	211,513
Federal National Mortgage Assoc.	2.500%	08/01/32	1,659	1,613,453
Federal National Mortgage Assoc.	2.500%	02/01/33	3,098	3,024,791
Federal National Mortgage Assoc.	2.500%	08/01/46	4,584	4,295,523
Federal National Mortgage Assoc.	2.500%	08/01/46	233	218,005
Federal National Mortgage Assoc.	2.500%	10/01/46	3,594	3,367,540
Federal National Mortgage Assoc.	2.500%	12/01/46	1,106	1,036,567
Federal National Mortgage Assoc.	2.500%	01/01/57	2,161	2,009,319
Federal National Mortgage Assoc.	2.590%	09/01/28	1,627	1,517,136
Federal National Mortgage Assoc.	2.880%	12/01/27	560	534,773
Federal National Mortgage Assoc.	2.900%	12/01/27	1,505	1,439,500
Federal National Mortgage Assoc.	2.950%	11/01/27	1,170	1,123,906
Federal National Mortgage Assoc.	2.950%	06/01/31	2,175	2,034,469
Federal National Mortgage Assoc.	3.000%	TBA	15,049	14,564,022
Federal National Mortgage Assoc.	3.000%	04/01/28	121	120,573
Federal National Mortgage Assoc.	3.000%	05/01/28	151	151,171
Federal National Mortgage Assoc.	3.000%	10/01/28	186	185,815
Federal National Mortgage Assoc.	3.000%	10/01/28	21	20,663
Federal National Mortgage Assoc.	3.000%	11/01/28	21	21,325
Federal National Mortgage Assoc.	3.000%	10/01/29	346	346,352
Federal National Mortgage Assoc.	3.000%	03/01/30	554	553,982
Federal National Mortgage Assoc.	3.000%	04/01/30	6,412	6,397,043
Federal National Mortgage Assoc.	3.000%	04/01/30	478	476,745
Federal National Mortgage Assoc.	3.000%	05/01/30	420	418,911
Federal National Mortgage Assoc.	3.000%	05/01/30	268	267,459
Federal National Mortgage Assoc.	3.000%	07/01/30	365	363,914
Federal National Mortgage Assoc.	3.000%	07/01/30	123	122,598
Federal National Mortgage Assoc.	3.000%	07/01/30	68	67,337
Federal National Mortgage Assoc.	3.000%	08/01/30	2,222	2,216,627
Federal National Mortgage Assoc.	3.000%	08/01/30	1,266	1,262,645
Federal National Mortgage Assoc.	3.000%	08/01/30	698	696,663
Federal National Mortgage Assoc.	3.000%	08/01/30	630	628,994
Federal National Mortgage Assoc.	3.000%	08/01/30	540	538,553
Federal National Mortgage Assoc.	3.000%	08/01/30	490	488,381
Federal National Mortgage Assoc.	3.000%	08/01/30	105	105,179
Federal National Mortgage Assoc.	3.000%	08/01/30	92	92,148
Federal National Mortgage Assoc.	3.000%	08/01/30	48	48,051
Federal National Mortgage Assoc.	3.000%	09/01/30	499	497,655
Federal National Mortgage Assoc.	3.000%	09/01/30	364	363,192
Federal National Mortgage Assoc.	3.000%	09/01/30	208	207,589
Federal National Mortgage Assoc.	3.000%	09/01/30	58	57,534
Federal National Mortgage Assoc.	3.000%	08/01/31	2,437	2,425,540
Federal National Mortgage Assoc.	3.000%	09/01/31	322	320,911
Federal National Mortgage Assoc.	3.000%	02/01/32	383	381,146
Federal National Mortgage Assoc.	3.000%	09/01/32	610	609,277
Federal National Mortgage Assoc.	3.000%	10/01/36	69	68,400
Federal National Mortgage Assoc.	3.000%	11/01/36	496	489,784
Federal National Mortgage Assoc.	3.000%	11/01/36	204	201,389
Federal National Mortgage Assoc.	3.000%	12/01/36	591	583,663

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.000%	12/01/36	468	$462,321
Federal National Mortgage Assoc.	3.000%	10/01/42	1,592	1,556,885
Federal National Mortgage Assoc.	3.000%	12/01/42	1,390	1,359,008
Federal National Mortgage Assoc.	3.000%	01/01/43	1,745	1,706,058
Federal National Mortgage Assoc.	3.000%	02/01/43	270	264,012
Federal National Mortgage Assoc.	3.000%	03/01/43	275	269,350
Federal National Mortgage Assoc.	3.000%	06/01/43	10,789	10,546,867
Federal National Mortgage Assoc.	3.000%	07/01/43	755	737,796
Federal National Mortgage Assoc.	3.000%	08/01/43	619	605,109
Federal National Mortgage Assoc.	3.000%	08/01/43	31	30,043
Federal National Mortgage Assoc.	3.000%	11/01/44	8,156	7,971,347
Federal National Mortgage Assoc.	3.000%	02/01/45	634	619,143
Federal National Mortgage Assoc.	3.000%	03/01/45	1,376	1,347,092
Federal National Mortgage Assoc.	3.000%	03/01/45	265	258,216
Federal National Mortgage Assoc.	3.000%	04/01/45	391	380,944
Federal National Mortgage Assoc.	3.000%	04/01/45	273	265,661
Federal National Mortgage Assoc.	3.000%	04/01/45	214	208,300
Federal National Mortgage Assoc.	3.000%	05/01/45	4,235	4,126,180
Federal National Mortgage Assoc.	3.000%	05/01/45	362	352,915
Federal National Mortgage Assoc.	3.000%	05/01/45	259	252,740
Federal National Mortgage Assoc.	3.000%	07/01/45	14,457	14,118,056
Federal National Mortgage Assoc.	3.000%	07/01/45	2,536	2,468,546
Federal National Mortgage Assoc.	3.000%	07/01/45	256	249,372
Federal National Mortgage Assoc.	3.000%	05/01/46	438	424,624
Federal National Mortgage Assoc.	3.000%	06/01/46	945	920,208
Federal National Mortgage Assoc.	3.000%	06/01/46	520	506,588
Federal National Mortgage Assoc.	3.000%	06/01/46	161	155,836
Federal National Mortgage Assoc.	3.000%	06/01/46	112	108,544
Federal National Mortgage Assoc.	3.000%	07/01/46	601	583,006
Federal National Mortgage Assoc.	3.000%	08/01/46	138	134,536
Federal National Mortgage Assoc.	3.000%	09/01/46	1,298	1,263,954
Federal National Mortgage Assoc.	3.000%	09/01/46	684	666,452
Federal National Mortgage Assoc.	3.000%	09/01/46	262	253,927
Federal National Mortgage Assoc.	3.000%	11/01/46	2,154	2,093,935
Federal National Mortgage Assoc.	3.000%	11/01/46	356	346,881
Federal National Mortgage Assoc.	3.000%	11/01/46	307	297,789
Federal National Mortgage Assoc.	3.000%	11/01/46	265	257,250
Federal National Mortgage Assoc.	3.000%	11/01/46	133	128,926
Federal National Mortgage Assoc.	3.000%	01/01/47	766	743,416
Federal National Mortgage Assoc.	3.000%	01/01/47	392	380,390
Federal National Mortgage Assoc.	3.000%	01/01/47	242	235,338
Federal National Mortgage Assoc.	3.000%	02/01/47	1,205	1,168,828
Federal National Mortgage Assoc.	3.000%	02/01/47	461	448,247
Federal National Mortgage Assoc.	3.000%	02/01/47	125	121,963
Federal National Mortgage Assoc.	3.000%	03/01/47	973	943,711
Federal National Mortgage Assoc.	3.000%	03/01/47	890	865,122
Federal National Mortgage Assoc.	3.000%	03/01/47	755	732,971
Federal National Mortgage Assoc.	3.000%	03/01/47	226	219,071
Federal National Mortgage Assoc.	3.000%	11/01/47	173	167,807
Federal National Mortgage Assoc.	3.000%	12/01/47	801	775,966
Federal National Mortgage Assoc.	3.000%	04/01/48	640	615,721
Federal National Mortgage Assoc.	3.000%	09/01/57	6,712	6,447,808
Federal National Mortgage Assoc.	3.015%	07/01/28	370	357,248
Federal National Mortgage Assoc.	3.340%	03/01/29	1,178	1,164,369
Federal National Mortgage Assoc.	3.500%	TBA	22,440	22,306,392
Federal National Mortgage Assoc.	3.500%	TBA	7,736	7,699,910
Federal National Mortgage Assoc.	3.500%	11/01/27	89	90,456
Federal National Mortgage Assoc.	3.500%	11/01/28	691	702,411
Federal National Mortgage Assoc.	3.500%	12/01/28	3,271	3,323,854

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.500%	12/01/28	1,983	$2,014,905
Federal National Mortgage Assoc.	3.500%	12/01/28	335	339,388
Federal National Mortgage Assoc.	3.500%	12/01/28	318	323,565
Federal National Mortgage Assoc.	3.500%	02/01/29	1,799	1,828,235
Federal National Mortgage Assoc.	3.500%	02/01/29	879	893,441
Federal National Mortgage Assoc.	3.500%	03/01/29	656	666,726
Federal National Mortgage Assoc.	3.500%	07/01/29	866	879,496
Federal National Mortgage Assoc.	3.500%	08/01/30	392	397,382
Federal National Mortgage Assoc.	3.500%	08/01/30	92	92,906
Federal National Mortgage Assoc.	3.500%	01/01/42	153	153,685
Federal National Mortgage Assoc.	3.500%	04/01/42	192	192,915
Federal National Mortgage Assoc.	3.500%	04/01/42	72	71,464
Federal National Mortgage Assoc.	3.500%	05/01/42	28	27,728
Federal National Mortgage Assoc.	3.500%	06/01/42	52	51,999
Federal National Mortgage Assoc.	3.500%	06/01/42	32	32,194
Federal National Mortgage Assoc.	3.500%	07/01/42	69	69,254
Federal National Mortgage Assoc.	3.500%	08/01/42	109	109,431
Federal National Mortgage Assoc.	3.500%	10/01/42	567	568,359
Federal National Mortgage Assoc.	3.500%	12/01/42	534	535,453
Federal National Mortgage Assoc.	3.500%	12/01/42	131	131,109
Federal National Mortgage Assoc.	3.500%	03/01/43	804	805,970
Federal National Mortgage Assoc.	3.500%	03/01/43	55	55,180
Federal National Mortgage Assoc.	3.500%	03/01/43	41	41,375
Federal National Mortgage Assoc.	3.500%	03/01/43	27	26,625
Federal National Mortgage Assoc.	3.500%	03/01/43	20	20,112
Federal National Mortgage Assoc.	3.500%	04/01/43	28	28,103
Federal National Mortgage Assoc.	3.500%	05/01/43	117	117,658
Federal National Mortgage Assoc.	3.500%	05/01/43	47	47,210
Federal National Mortgage Assoc.	3.500%	06/01/43	136	136,068
Federal National Mortgage Assoc.	3.500%	07/01/43	734	736,568
Federal National Mortgage Assoc.	3.500%	07/01/43	508	508,646
Federal National Mortgage Assoc.	3.500%	07/01/43	224	224,272
Federal National Mortgage Assoc.	3.500%	07/01/43	75	75,438
Federal National Mortgage Assoc.	3.500%	11/01/43	1,355	1,359,555
Federal National Mortgage Assoc.	3.500%	01/01/44	912	917,623
Federal National Mortgage Assoc.	3.500%	01/01/44	556	559,258
Federal National Mortgage Assoc.	3.500%	05/01/44	1,120	1,126,752
Federal National Mortgage Assoc.	3.500%	06/01/44	6,095	6,116,608
Federal National Mortgage Assoc.	3.500%	02/01/45	585	586,112
Federal National Mortgage Assoc.	3.500%	07/01/45	1,458	1,456,603
Federal National Mortgage Assoc.	3.500%	07/01/45	510	512,448
Federal National Mortgage Assoc.	3.500%	10/01/45	295	294,883
Federal National Mortgage Assoc.	3.500%	11/01/45	1,889	1,896,148
Federal National Mortgage Assoc.	3.500%	11/01/45	113	113,390
Federal National Mortgage Assoc.	3.500%	12/01/45	482	484,797
Federal National Mortgage Assoc.	3.500%	03/01/46	1,247	1,245,095
Federal National Mortgage Assoc.	3.500%	03/01/46	661	660,305
Federal National Mortgage Assoc.	3.500%	04/01/46	257	256,913
Federal National Mortgage Assoc.	3.500%	04/01/46	252	252,395
Federal National Mortgage Assoc.	3.500%	05/01/46	416	415,187
Federal National Mortgage Assoc.	3.500%	06/01/46	1,757	1,754,099
Federal National Mortgage Assoc.	3.500%	06/01/46	76	76,332
Federal National Mortgage Assoc.	3.500%	07/01/46	364	362,974
Federal National Mortgage Assoc.	3.500%	08/01/46	945	943,133
Federal National Mortgage Assoc.	3.500%	09/01/46	887	886,243
Federal National Mortgage Assoc.	3.500%	09/01/46	22	22,321
Federal National Mortgage Assoc.	3.500%	10/01/46	398	397,278
Federal National Mortgage Assoc.	3.500%	11/01/46	840	841,811
Federal National Mortgage Assoc.	3.500%	11/01/46	645	645,748

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.500%	11/01/46	130	$129,780
Federal National Mortgage Assoc.	3.500%	11/01/46	62	61,859
Federal National Mortgage Assoc.	3.500%	11/01/46	37	36,505
Federal National Mortgage Assoc.	3.500%	12/01/46	1,659	1,657,773
Federal National Mortgage Assoc.	3.500%	12/01/46	138	137,882
Federal National Mortgage Assoc.	3.500%	01/01/47	2,482	2,488,985
Federal National Mortgage Assoc.	3.500%	01/01/47	968	970,668
Federal National Mortgage Assoc.	3.500%	01/01/47	348	349,116
Federal National Mortgage Assoc.	3.500%	01/01/47	297	296,514
Federal National Mortgage Assoc.	3.500%	01/01/47	152	151,385
Federal National Mortgage Assoc.	3.500%	02/01/47	306	306,171
Federal National Mortgage Assoc.	3.500%	02/01/47	170	169,882
Federal National Mortgage Assoc.	3.500%	03/01/47	134	133,369
Federal National Mortgage Assoc.	3.500%	05/01/47	898	897,067
Federal National Mortgage Assoc.	3.500%	05/01/47	236	237,078
Federal National Mortgage Assoc.	3.500%	06/01/47	727	726,062
Federal National Mortgage Assoc.	3.500%	07/01/47	519	519,037
Federal National Mortgage Assoc.	3.500%	07/01/47	292	291,357
Federal National Mortgage Assoc.	3.500%	08/01/47	272	270,670
Federal National Mortgage Assoc.	3.500%	09/01/47	294	294,246
Federal National Mortgage Assoc.	3.500%	09/01/47	121	120,336
Federal National Mortgage Assoc.	3.500%	11/01/47	930	919,462
Federal National Mortgage Assoc.	3.500%	11/01/47	887	884,215
Federal National Mortgage Assoc.	3.500%	11/01/47	740	741,868
Federal National Mortgage Assoc.	3.500%	11/01/47	121	120,939
Federal National Mortgage Assoc.	3.500%	12/01/47	4,036	4,032,890
Federal National Mortgage Assoc.	3.500%	12/01/47	937	939,264
Federal National Mortgage Assoc.	3.500%	12/01/47	810	812,488
Federal National Mortgage Assoc.	3.500%	12/01/47	797	794,105
Federal National Mortgage Assoc.	3.500%	12/01/47	62	61,946
Federal National Mortgage Assoc.	3.500%	01/01/48	1,668	1,670,146
Federal National Mortgage Assoc.	3.500%	01/01/48	1,467	1,464,892
Federal National Mortgage Assoc.	3.500%	01/01/48	313	313,384
Federal National Mortgage Assoc.	3.500%	01/01/48	170	170,062
Federal National Mortgage Assoc.	3.500%	01/01/48	86	86,279
Federal National Mortgage Assoc.	3.500%	01/01/48	63	63,043
Federal National Mortgage Assoc.	3.500%	09/01/57	5,399	5,362,722
Federal National Mortgage Assoc.	3.550%	02/01/30	1,800	1,807,031
Federal National Mortgage Assoc.	4.000%	TBA	12,545	12,771,519
Federal National Mortgage Assoc.	4.000%	TBA	533	546,783
Federal National Mortgage Assoc.	4.000%	11/01/24	15	15,642
Federal National Mortgage Assoc.	4.000%	12/01/24	26	26,445
Federal National Mortgage Assoc.	4.000%	02/01/25	3	2,973
Federal National Mortgage Assoc.	4.000%	05/01/25	29	29,877
Federal National Mortgage Assoc.	4.000%	05/01/25	19	19,785
Federal National Mortgage Assoc.	4.000%	05/01/25	5	4,631
Federal National Mortgage Assoc.	4.000%	07/01/25	52	53,634
Federal National Mortgage Assoc.	4.000%	07/01/25	17	17,447
Federal National Mortgage Assoc.	4.000%	08/01/25	34	35,001
Federal National Mortgage Assoc.	4.000%	08/01/25	5	5,619
Federal National Mortgage Assoc.	4.000%	08/01/25	3	3,580
Federal National Mortgage Assoc.	4.000%	09/01/25	3	2,614
Federal National Mortgage Assoc.	4.000%	10/01/25	37	37,625
Federal National Mortgage Assoc.	4.000%	10/01/25	4	4,192
Federal National Mortgage Assoc.	4.000%	12/01/25	26	26,945
Federal National Mortgage Assoc.	4.000%	12/01/25	8	8,105
Federal National Mortgage Assoc.	4.000%	12/01/25	3	2,877
Federal National Mortgage Assoc.	4.000%	01/01/26	24	24,714
Federal National Mortgage Assoc.	4.000%	03/01/26	52	52,898

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.000%	03/01/26	28	$28,505
Federal National Mortgage Assoc.	4.000%	03/01/26	14	14,323
Federal National Mortgage Assoc.	4.000%	03/01/26	12	11,829
Federal National Mortgage Assoc.	4.000%	05/01/26	34	34,904
Federal National Mortgage Assoc.	4.000%	05/01/26	13	13,655
Federal National Mortgage Assoc.	4.000%	08/01/26	17	17,725
Federal National Mortgage Assoc.	4.000%	04/01/27	6	5,864
Federal National Mortgage Assoc.	4.000%	05/01/29	5	5,262
Federal National Mortgage Assoc.	4.000%	10/01/30	20	21,000
Federal National Mortgage Assoc.	4.000%	10/01/31	501	517,981
Federal National Mortgage Assoc.	4.000%	01/01/36	702	720,084
Federal National Mortgage Assoc.	4.000%	05/01/39	25	25,915
Federal National Mortgage Assoc.	4.000%	07/01/39	684	702,444
Federal National Mortgage Assoc.	4.000%	07/01/40	662	679,313
Federal National Mortgage Assoc.	4.000%	08/01/40	1,188	1,220,354
Federal National Mortgage Assoc.	4.000%	08/01/40	17	17,843
Federal National Mortgage Assoc.	4.000%	10/01/40	3,168	3,258,130
Federal National Mortgage Assoc.	4.000%	10/01/40	55	56,332
Federal National Mortgage Assoc.	4.000%	11/01/40	209	214,626
Federal National Mortgage Assoc.	4.000%	12/01/40	964	989,952
Federal National Mortgage Assoc.	4.000%	12/01/40	145	148,637
Federal National Mortgage Assoc.	4.000%	01/01/41	270	276,965
Federal National Mortgage Assoc.	4.000%	04/01/41	87	89,794
Federal National Mortgage Assoc.	4.000%	09/01/41	2,540	2,609,093
Federal National Mortgage Assoc.	4.000%	09/01/41	1,466	1,505,327
Federal National Mortgage Assoc.	4.000%	09/01/41	209	214,251
Federal National Mortgage Assoc.	4.000%	10/01/41	146	149,625
Federal National Mortgage Assoc.	4.000%	12/01/41	552	570,480
Federal National Mortgage Assoc.	4.000%	12/01/41	184	189,909
Federal National Mortgage Assoc.	4.000%	01/01/42	1,104	1,133,611
Federal National Mortgage Assoc.	4.000%	02/01/42	548	563,013
Federal National Mortgage Assoc.	4.000%	04/01/42	145	148,607
Federal National Mortgage Assoc.	4.000%	05/01/42	997	1,023,692
Federal National Mortgage Assoc.	4.000%	05/01/42	320	328,971
Federal National Mortgage Assoc.	4.000%	06/01/42	335	344,099
Federal National Mortgage Assoc.	4.000%	07/01/42	718	741,799
Federal National Mortgage Assoc.	4.000%	07/01/42	242	248,816
Federal National Mortgage Assoc.	4.000%	08/01/42	164	168,544
Federal National Mortgage Assoc.	4.000%	09/01/42	295	303,293
Federal National Mortgage Assoc.	4.000%	09/01/42	113	116,103
Federal National Mortgage Assoc.	4.000%	12/01/42	884	913,770
Federal National Mortgage Assoc.	4.000%	12/01/42	398	408,221
Federal National Mortgage Assoc.	4.000%	01/01/43	534	548,267
Federal National Mortgage Assoc.	4.000%	03/01/43	191	196,431
Federal National Mortgage Assoc.	4.000%	10/01/43	1,726	1,772,551
Federal National Mortgage Assoc.	4.000%	10/01/43	397	407,553
Federal National Mortgage Assoc.	4.000%	01/01/44	1,031	1,062,796
Federal National Mortgage Assoc.	4.000%	02/01/44	5,950	6,148,144
Federal National Mortgage Assoc.	4.000%	03/01/44	213	219,700
Federal National Mortgage Assoc.	4.000%	07/01/44	107	110,052
Federal National Mortgage Assoc.	4.000%	08/01/44	777	803,200
Federal National Mortgage Assoc.	4.000%	12/01/44	658	678,087
Federal National Mortgage Assoc.	4.000%	12/01/44	633	652,424
Federal National Mortgage Assoc.	4.000%	12/01/44	36	36,728
Federal National Mortgage Assoc.	4.000%	12/01/44	35	36,622
Federal National Mortgage Assoc.	4.000%	02/01/45	619	636,579
Federal National Mortgage Assoc.	4.000%	02/01/45	329	337,626
Federal National Mortgage Assoc.	4.000%	02/01/45	67	68,924
Federal National Mortgage Assoc.	4.000%	03/01/45	65	66,799

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	4.000%	03/01/45	54		$55,168
Federal National Mortgage Assoc.	4.000%	05/01/45	622		642,612
Federal National Mortgage Assoc.	4.000%	05/01/45	127		130,029
Federal National Mortgage Assoc.	4.000%	08/01/45	387		395,132
Federal National Mortgage Assoc.	4.000%	10/01/45	1,615		1,665,577
Federal National Mortgage Assoc.	4.000%	10/01/45	464		478,792
Federal National Mortgage Assoc.	4.000%	10/01/45	332		343,063
Federal National Mortgage Assoc.	4.000%	10/01/45	172		176,181
Federal National Mortgage Assoc.	4.000%	10/01/45	156		160,624
Federal National Mortgage Assoc.	4.000%	10/01/45	153		157,811
Federal National Mortgage Assoc.	4.000%	10/01/45	153		156,799
Federal National Mortgage Assoc.	4.000%	10/01/45	147		151,760
Federal National Mortgage Assoc.	4.000%	11/01/45	742		763,536
Federal National Mortgage Assoc.	4.000%	11/01/45	484		499,147
Federal National Mortgage Assoc.	4.000%	12/01/45	1,635		1,679,196
Federal National Mortgage Assoc.	4.000%	12/01/45	1,196		1,220,145
Federal National Mortgage Assoc.	4.000%	12/01/45	486		499,301
Federal National Mortgage Assoc.	4.000%	12/01/45	398		409,805
Federal National Mortgage Assoc.	4.000%	12/01/45	223		228,123
Federal National Mortgage Assoc.	4.000%	01/01/46	526		541,031
Federal National Mortgage Assoc.	4.000%	01/01/46	164		167,360
Federal National Mortgage Assoc.	4.000%	02/01/46	1,031		1,058,379
Federal National Mortgage Assoc.	4.000%	02/01/46	206		210,433
Federal National Mortgage Assoc.	4.000%	04/01/46	5,884		6,027,678
Federal National Mortgage Assoc.	4.000%	05/01/46	1,828		1,872,132
Federal National Mortgage Assoc.	4.000%	06/01/46	2,296		2,354,338
Federal National Mortgage Assoc.	4.000%	06/01/46	174		178,308
Federal National Mortgage Assoc.	4.000%	11/01/46	1,000		1,026,644
Federal National Mortgage Assoc.	4.000%	11/01/46	439		450,483
Federal National Mortgage Assoc.	4.000%	11/01/46	271		278,843
Federal National Mortgage Assoc.	4.000%	12/01/46	1,257		1,292,558
Federal National Mortgage Assoc.	4.000%	01/01/47	1,085		1,115,518
Federal National Mortgage Assoc.	4.000%	01/01/47	380		390,937
Federal National Mortgage Assoc.	4.000%	03/01/47	2,485		2,549,561
Federal National Mortgage Assoc.	4.000%	03/01/47	1,248		1,275,325
Federal National Mortgage Assoc.	4.000%	04/01/47	676		690,979
Federal National Mortgage Assoc.	4.000%	05/01/47	793		810,536
Federal National Mortgage Assoc.	4.000%	05/01/47	504		514,861
Federal National Mortgage Assoc.	4.000%	06/01/47	2,149		2,202,218
Federal National Mortgage Assoc.	4.000%	06/01/47	1,006		1,032,631
Federal National Mortgage Assoc.	4.000%	07/01/47	1,218		1,244,877
Federal National Mortgage Assoc.	4.000%	07/01/47	808		824,570
Federal National Mortgage Assoc.	4.000%	07/01/47	256		260,959
Federal National Mortgage Assoc.	4.000%	08/01/47	1,085		1,108,214
Federal National Mortgage Assoc.	4.000%	08/01/47	1,024		1,048,898
Federal National Mortgage Assoc.	4.000%	10/01/47	333		339,641
Federal National Mortgage Assoc.	4.000%	11/01/47	558		573,147
Federal National Mortgage Assoc.	4.000%	12/01/47	283		289,158
Federal National Mortgage Assoc.	4.000%	03/01/48	1,405		1,447,760
Federal National Mortgage Assoc.	4.000%	04/01/48	569		586,044
Federal National Mortgage Assoc.	4.000%	04/01/48	164		168,589
Federal National Mortgage Assoc.	4.000%	04/01/48	148		152,550
Federal National Mortgage Assoc.	4.500%	TBA	3,100		3,119,375
Federal National Mortgage Assoc.	4.500%	TBA	999		1,040,217
Federal National Mortgage Assoc.	4.500%	05/01/22	4		3,902
Federal National Mortgage Assoc.	4.500%	07/01/22	—	(r)	363
Federal National Mortgage Assoc.	4.500%	04/01/24	43		43,543
Federal National Mortgage Assoc.	4.500%	08/01/24	3		3,105
Federal National Mortgage Assoc.	4.500%	09/01/24	3		2,957

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.500%	09/01/24	2	$1,543
Federal National Mortgage Assoc.	4.500%	12/01/24	20	21,022
Federal National Mortgage Assoc.	4.500%	02/01/25	7	7,108
Federal National Mortgage Assoc.	4.500%	03/01/25	19	19,999
Federal National Mortgage Assoc.	4.500%	03/01/25	2	1,790
Federal National Mortgage Assoc.	4.500%	04/01/25	38	39,564
Federal National Mortgage Assoc.	4.500%	04/01/25	14	14,033
Federal National Mortgage Assoc.	4.500%	04/01/25	7	7,099
Federal National Mortgage Assoc.	4.500%	04/01/25	4	3,830
Federal National Mortgage Assoc.	4.500%	04/01/25	4	3,667
Federal National Mortgage Assoc.	4.500%	05/01/25	5	4,988
Federal National Mortgage Assoc.	4.500%	05/01/25	3	3,256
Federal National Mortgage Assoc.	4.500%	07/01/25	39	40,158
Federal National Mortgage Assoc.	4.500%	09/01/25	4	4,393
Federal National Mortgage Assoc.	4.500%	09/01/25	1	1,229
Federal National Mortgage Assoc.	4.500%	11/01/35	14	14,089
Federal National Mortgage Assoc.	4.500%	05/01/37	9	9,083
Federal National Mortgage Assoc.	4.500%	04/01/39	12	12,331
Federal National Mortgage Assoc.	4.500%	04/01/39	8	8,309
Federal National Mortgage Assoc.	4.500%	06/01/39	31	32,907
Federal National Mortgage Assoc.	4.500%	08/01/39	82	86,505
Federal National Mortgage Assoc.	4.500%	02/01/40	12,100	12,723,564
Federal National Mortgage Assoc.	4.500%	06/01/40	93	97,865
Federal National Mortgage Assoc.	4.500%	07/01/40	221	232,442
Federal National Mortgage Assoc.	4.500%	08/01/40	42	44,237
Federal National Mortgage Assoc.	4.500%	11/01/40	331	345,113
Federal National Mortgage Assoc.	4.500%	01/01/41	86	90,280
Federal National Mortgage Assoc.	4.500%	03/01/41	25	26,603
Federal National Mortgage Assoc.	4.500%	04/01/41	5	4,788
Federal National Mortgage Assoc.	4.500%	05/01/41	9	9,115
Federal National Mortgage Assoc.	4.500%	05/01/41	9	9,014
Federal National Mortgage Assoc.	4.500%	07/01/41	124	130,547
Federal National Mortgage Assoc.	4.500%	07/01/41	49	51,459
Federal National Mortgage Assoc.	4.500%	08/01/41	286	300,610
Federal National Mortgage Assoc.	4.500%	09/01/41	58	61,449
Federal National Mortgage Assoc.	4.500%	10/01/41	60	63,569
Federal National Mortgage Assoc.	4.500%	10/01/41	31	32,135
Federal National Mortgage Assoc.	4.500%	01/01/42	19	19,802
Federal National Mortgage Assoc.	4.500%	06/01/42	14	14,884
Federal National Mortgage Assoc.	4.500%	09/01/42	1,318	1,386,901
Federal National Mortgage Assoc.	4.500%	09/01/42	773	813,326
Federal National Mortgage Assoc.	4.500%	11/01/42	87	91,035
Federal National Mortgage Assoc.	4.500%	10/01/43	849	888,615
Federal National Mortgage Assoc.	4.500%	03/01/44	1,225	1,282,804
Federal National Mortgage Assoc.	4.500%	04/01/44	457	477,934
Federal National Mortgage Assoc.	4.500%	05/01/44	367	384,461
Federal National Mortgage Assoc.	4.500%	01/01/45	868	908,765
Federal National Mortgage Assoc.	4.500%	05/01/45	914	954,848
Federal National Mortgage Assoc.	4.500%	09/01/45	272	286,494
Federal National Mortgage Assoc.	4.500%	11/01/45	177	186,382
Federal National Mortgage Assoc.	4.500%	11/01/45	54	57,097
Federal National Mortgage Assoc.	4.500%	12/01/45	619	649,150
Federal National Mortgage Assoc.	4.500%	06/01/46	754	791,084
Federal National Mortgage Assoc.	4.500%	08/01/46	580	609,257
Federal National Mortgage Assoc.	4.500%	12/01/46	356	372,856
Federal National Mortgage Assoc.	4.500%	01/01/47	127	132,187
Federal National Mortgage Assoc.	4.500%	08/01/47	556	580,692
Federal National Mortgage Assoc.	4.500%	11/01/47	2,636	2,760,388
Federal National Mortgage Assoc.	4.500%	12/01/47	236	246,631

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	4.500%	02/01/48	1,117		$1,169,673
Federal National Mortgage Assoc.	5.000%	02/01/35	2,976		3,187,279
Federal National Mortgage Assoc.	5.000%	08/01/35	4		4,099
Federal National Mortgage Assoc.	5.000%	09/01/35	130		139,231
Federal National Mortgage Assoc.	5.000%	09/01/35	17		18,578
Federal National Mortgage Assoc.	5.000%	10/01/35	5		5,307
Federal National Mortgage Assoc.	5.000%	03/01/36	4		4,602
Federal National Mortgage Assoc.	5.000%	12/01/36	6		6,454
Federal National Mortgage Assoc.	5.000%	06/01/37	9		9,067
Federal National Mortgage Assoc.	5.000%	01/01/38	12		13,193
Federal National Mortgage Assoc.	5.000%	12/01/39	8		8,243
Federal National Mortgage Assoc.	5.000%	01/01/40	7		7,629
Federal National Mortgage Assoc.	5.000%	05/01/40	39		40,993
Federal National Mortgage Assoc.	5.000%	05/01/40	10		10,636
Federal National Mortgage Assoc.	5.000%	01/01/41	11		11,495
Federal National Mortgage Assoc.	5.000%	04/01/41	7		6,910
Federal National Mortgage Assoc.	5.000%	05/01/41	6		6,338
Federal National Mortgage Assoc.	5.000%	07/01/41	3,717		3,986,333
Federal National Mortgage Assoc.	5.000%	01/01/42	9		9,286
Federal National Mortgage Assoc.	5.000%	12/01/43	5,357		5,733,316
Federal National Mortgage Assoc.	5.500%	TBA	8,135		8,722,881
Federal National Mortgage Assoc.	5.500%	06/01/21	8		8,324
Federal National Mortgage Assoc.	5.500%	06/01/21	1		1,488
Federal National Mortgage Assoc.	5.500%	09/01/21	6		6,423
Federal National Mortgage Assoc.	5.500%	01/01/22	6		5,940
Federal National Mortgage Assoc.	5.500%	03/01/22	6		6,067
Federal National Mortgage Assoc.	5.500%	04/01/22	18		17,945
Federal National Mortgage Assoc.	5.500%	11/01/22	—	(r)	436
Federal National Mortgage Assoc.	5.500%	12/01/22	1		577
Federal National Mortgage Assoc.	5.500%	12/01/22	—	(r)	459
Federal National Mortgage Assoc.	5.500%	04/01/24	7		6,711
Federal National Mortgage Assoc.	5.500%	06/01/24	19		20,231
Federal National Mortgage Assoc.	5.500%	09/01/27	1		768
Federal National Mortgage Assoc.	5.500%	07/01/28	16		16,817
Federal National Mortgage Assoc.	5.500%	04/01/30	45		48,723
Federal National Mortgage Assoc.	5.500%	12/01/30	1		810
Federal National Mortgage Assoc.	5.500%	11/01/32	1		1,035
Federal National Mortgage Assoc.	5.500%	12/01/32	12		13,118
Federal National Mortgage Assoc.	5.500%	01/01/33	44		47,393
Federal National Mortgage Assoc.	5.500%	01/01/33	31		33,550
Federal National Mortgage Assoc.	5.500%	04/01/33	33		35,507
Federal National Mortgage Assoc.	5.500%	04/01/33	—	(r)	501
Federal National Mortgage Assoc.	5.500%	06/01/33	1		1,432
Federal National Mortgage Assoc.	5.500%	07/01/33	20		22,332
Federal National Mortgage Assoc.	5.500%	09/01/33	12		13,055
Federal National Mortgage Assoc.	5.500%	09/01/33	5		5,172
Federal National Mortgage Assoc.	5.500%	10/01/33	28		30,150
Federal National Mortgage Assoc.	5.500%	11/01/33	19		20,253
Federal National Mortgage Assoc.	5.500%	11/01/33	18		19,723
Federal National Mortgage Assoc.	5.500%	11/01/33	13		13,824
Federal National Mortgage Assoc.	5.500%	11/01/33	5		5,609
Federal National Mortgage Assoc.	5.500%	11/01/33	3		3,731
Federal National Mortgage Assoc.	5.500%	11/01/33	3		2,901
Federal National Mortgage Assoc.	5.500%	12/01/33	23		25,187
Federal National Mortgage Assoc.	5.500%	12/01/33	2		2,177
Federal National Mortgage Assoc.	5.500%	01/01/34	12		13,106
Federal National Mortgage Assoc.	5.500%	01/01/34	3		2,707
Federal National Mortgage Assoc.	5.500%	02/01/34	29		30,902
Federal National Mortgage Assoc.	5.500%	02/01/34	4		4,665

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	5.500%	02/01/34	4		$4,015
Federal National Mortgage Assoc.	5.500%	03/01/34	26		27,802
Federal National Mortgage Assoc.	5.500%	03/01/34	4		4,240
Federal National Mortgage Assoc.	5.500%	04/01/34	3		2,813
Federal National Mortgage Assoc.	5.500%	07/01/34	37		39,423
Federal National Mortgage Assoc.	5.500%	07/01/34	1		979
Federal National Mortgage Assoc.	5.500%	09/01/34	16		16,988
Federal National Mortgage Assoc.	5.500%	11/01/34	5		5,099
Federal National Mortgage Assoc.	5.500%	12/01/34	14		15,694
Federal National Mortgage Assoc.	5.500%	12/01/34	5		5,061
Federal National Mortgage Assoc.	5.500%	12/01/34	3		3,774
Federal National Mortgage Assoc.	5.500%	12/01/34	1		1,532
Federal National Mortgage Assoc.	5.500%	02/01/35	34		36,928
Federal National Mortgage Assoc.	5.500%	02/01/35	11		11,791
Federal National Mortgage Assoc.	5.500%	02/01/35	1		1,550
Federal National Mortgage Assoc.	5.500%	03/01/35	38		40,918
Federal National Mortgage Assoc.	5.500%	03/01/35	36		39,342
Federal National Mortgage Assoc.	5.500%	03/01/35	34		36,818
Federal National Mortgage Assoc.	5.500%	03/01/35	14		15,109
Federal National Mortgage Assoc.	5.500%	04/01/35	21		22,446
Federal National Mortgage Assoc.	5.500%	04/01/35	3		3,034
Federal National Mortgage Assoc.	5.500%	05/01/35	12		12,565
Federal National Mortgage Assoc.	5.500%	05/01/35	4		4,447
Federal National Mortgage Assoc.	5.500%	06/01/35	4		4,265
Federal National Mortgage Assoc.	5.500%	07/01/35	8		8,279
Federal National Mortgage Assoc.	5.500%	09/01/35	26		28,026
Federal National Mortgage Assoc.	5.500%	09/01/35	7		7,247
Federal National Mortgage Assoc.	5.500%	10/01/35	33		35,400
Federal National Mortgage Assoc.	5.500%	10/01/35	30		32,417
Federal National Mortgage Assoc.	5.500%	10/01/35	16		17,057
Federal National Mortgage Assoc.	5.500%	10/01/35	9		9,611
Federal National Mortgage Assoc.	5.500%	10/01/35	8		8,392
Federal National Mortgage Assoc.	5.500%	10/01/35	5		5,248
Federal National Mortgage Assoc.	5.500%	11/01/35	22		23,811
Federal National Mortgage Assoc.	5.500%	11/01/35	1		1,571
Federal National Mortgage Assoc.	5.500%	11/01/35	1		756
Federal National Mortgage Assoc.	5.500%	12/01/35	40		43,322
Federal National Mortgage Assoc.	5.500%	12/01/35	32		33,884
Federal National Mortgage Assoc.	5.500%	12/01/35	24		25,287
Federal National Mortgage Assoc.	5.500%	12/01/35	21		22,400
Federal National Mortgage Assoc.	5.500%	12/01/35	3		3,072
Federal National Mortgage Assoc.	5.500%	12/01/35	3		2,998
Federal National Mortgage Assoc.	5.500%	12/01/35	1		1,265
Federal National Mortgage Assoc.	5.500%	12/01/35	1		757
Federal National Mortgage Assoc.	5.500%	12/01/35	1		618
Federal National Mortgage Assoc.	5.500%	01/01/36	4		4,304
Federal National Mortgage Assoc.	5.500%	02/01/36	2		1,675
Federal National Mortgage Assoc.	5.500%	03/01/36	31		33,387
Federal National Mortgage Assoc.	5.500%	03/01/36	10		10,396
Federal National Mortgage Assoc.	5.500%	03/01/36	3		3,375
Federal National Mortgage Assoc.	5.500%	05/01/36	—	(r)	378
Federal National Mortgage Assoc.	5.500%	07/01/36	7		7,231
Federal National Mortgage Assoc.	5.500%	07/01/36	2		1,727
Federal National Mortgage Assoc.	5.500%	08/01/36	4		4,011
Federal National Mortgage Assoc.	5.500%	11/01/36	7		7,918
Federal National Mortgage Assoc.	5.500%	01/01/37	30		32,355
Federal National Mortgage Assoc.	5.500%	02/01/37	25		26,553
Federal National Mortgage Assoc.	5.500%	04/01/37	28		30,344
Federal National Mortgage Assoc.	5.500%	06/01/37	10		11,333

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	5.500%	06/01/37	9		$9,589
Federal National Mortgage Assoc.	5.500%	08/01/37	25		27,547
Federal National Mortgage Assoc.	5.500%	08/01/37	14		15,200
Federal National Mortgage Assoc.	5.500%	08/01/37	3		3,106
Federal National Mortgage Assoc.	5.500%	08/01/37	2		2,023
Federal National Mortgage Assoc.	5.500%	03/01/38	39		42,237
Federal National Mortgage Assoc.	5.500%	12/01/38	11		12,057
Federal National Mortgage Assoc.	5.500%	01/01/39	132		143,052
Federal National Mortgage Assoc.	5.500%	09/01/39	15		15,767
Federal National Mortgage Assoc.	5.500%	12/01/39	170		183,571
Federal National Mortgage Assoc.	5.500%	06/01/40	32		34,223
Federal National Mortgage Assoc.	6.000%	09/01/21	22		22,259
Federal National Mortgage Assoc.	6.000%	11/01/28	2		1,882
Federal National Mortgage Assoc.	6.000%	02/01/29	1		1,433
Federal National Mortgage Assoc.	6.000%	03/01/32	1		1,444
Federal National Mortgage Assoc.	6.000%	11/01/32	—	(r)	94
Federal National Mortgage Assoc.	6.000%	05/01/33	1		637
Federal National Mortgage Assoc.	6.000%	01/01/34	26		29,312
Federal National Mortgage Assoc.	6.000%	11/01/35	13		14,096
Federal National Mortgage Assoc.	6.000%	12/01/35	3		3,088
Federal National Mortgage Assoc.	6.000%	03/01/36	1		566
Federal National Mortgage Assoc.	6.000%	04/01/36	12		13,529
Federal National Mortgage Assoc.	6.000%	06/01/36	—	(r)	513
Federal National Mortgage Assoc.	6.000%	06/01/36	—	(r)	430
Federal National Mortgage Assoc.	6.000%	07/01/36	9		9,868
Federal National Mortgage Assoc.	6.000%	07/01/36	—	(r)	534
Federal National Mortgage Assoc.	6.000%	08/01/36	28		31,217
Federal National Mortgage Assoc.	6.000%	08/01/36	7		7,152
Federal National Mortgage Assoc.	6.000%	08/01/36	6		6,173
Federal National Mortgage Assoc.	6.000%	08/01/36	—	(r)	462
Federal National Mortgage Assoc.	6.000%	08/01/36	—	(r)	356
Federal National Mortgage Assoc.	6.000%	09/01/36	23		25,213
Federal National Mortgage Assoc.	6.000%	09/01/36	7		7,404
Federal National Mortgage Assoc.	6.000%	09/01/36	4		4,029
Federal National Mortgage Assoc.	6.000%	09/01/36	3		3,427
Federal National Mortgage Assoc.	6.000%	09/01/36	3		3,309
Federal National Mortgage Assoc.	6.000%	09/01/36	1		911
Federal National Mortgage Assoc.	6.000%	09/01/36	1		701
Federal National Mortgage Assoc.	6.000%	10/01/36	19		21,145
Federal National Mortgage Assoc.	6.000%	10/01/36	16		17,925
Federal National Mortgage Assoc.	6.000%	10/01/36	3		3,215
Federal National Mortgage Assoc.	6.000%	10/01/36	1		814
Federal National Mortgage Assoc.	6.000%	11/01/36	28		30,446
Federal National Mortgage Assoc.	6.000%	11/01/36	17		19,102
Federal National Mortgage Assoc.	6.000%	11/01/36	7		7,819
Federal National Mortgage Assoc.	6.000%	11/01/36	6		6,891
Federal National Mortgage Assoc.	6.000%	11/01/36	4		4,077
Federal National Mortgage Assoc.	6.000%	11/01/36	3		2,808
Federal National Mortgage Assoc.	6.000%	11/01/36	—	(r)	486
Federal National Mortgage Assoc.	6.000%	12/01/36	16		17,112
Federal National Mortgage Assoc.	6.000%	12/01/36	14		15,828
Federal National Mortgage Assoc.	6.000%	12/01/36	12		12,686
Federal National Mortgage Assoc.	6.000%	12/01/36	6		6,352
Federal National Mortgage Assoc.	6.000%	12/01/36	1		1,375
Federal National Mortgage Assoc.	6.000%	12/01/36	1		592
Federal National Mortgage Assoc.	6.000%	12/01/36	—	(r)	371
Federal National Mortgage Assoc.	6.000%	12/01/36	—	(r)	251
Federal National Mortgage Assoc.	6.000%	01/01/37	2,612		2,863,948
Federal National Mortgage Assoc.	6.000%	01/01/37	30		33,358

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	6.000%	01/01/37	24		$26,800
Federal National Mortgage Assoc.	6.000%	01/01/37	11		12,115
Federal National Mortgage Assoc.	6.000%	01/01/37	1		1,579
Federal National Mortgage Assoc.	6.000%	01/01/37	1		1,227
Federal National Mortgage Assoc.	6.000%	02/01/37	391		431,069
Federal National Mortgage Assoc.	6.000%	02/01/37	22		24,551
Federal National Mortgage Assoc.	6.000%	03/01/37	85		92,724
Federal National Mortgage Assoc.	6.000%	03/01/37	38		42,330
Federal National Mortgage Assoc.	6.000%	03/01/37	25		27,313
Federal National Mortgage Assoc.	6.000%	03/01/37	—	(r)	446
Federal National Mortgage Assoc.	6.000%	05/01/37	34		36,851
Federal National Mortgage Assoc.	6.000%	05/01/37	23		24,980
Federal National Mortgage Assoc.	6.000%	05/01/37	19		21,346
Federal National Mortgage Assoc.	6.000%	05/01/37	5		5,231
Federal National Mortgage Assoc.	6.000%	05/01/37	4		3,926
Federal National Mortgage Assoc.	6.000%	06/01/37	8		8,574
Federal National Mortgage Assoc.	6.000%	07/01/37	3		3,702
Federal National Mortgage Assoc.	6.000%	08/01/37	20		21,668
Federal National Mortgage Assoc.	6.000%	08/01/37	19		21,079
Federal National Mortgage Assoc.	6.000%	08/01/37	13		14,084
Federal National Mortgage Assoc.	6.000%	08/01/37	1		1,442
Federal National Mortgage Assoc.	6.000%	10/01/37	1		1,199
Federal National Mortgage Assoc.	6.000%	10/01/38	2		2,377
Federal National Mortgage Assoc.	6.500%	10/01/36	1,360		1,503,545
Government National Mortgage Assoc.	3.000%	TBA	15,159		14,830,653
Government National Mortgage Assoc.	3.000%	12/20/44	94		92,315
Government National Mortgage Assoc.	3.000%	02/15/45	829		814,128
Government National Mortgage Assoc.	3.000%	04/20/45	1,983		1,958,454
Government National Mortgage Assoc.	3.000%	06/20/45	96		94,103
Government National Mortgage Assoc.	3.000%	08/20/45	94		92,198
Government National Mortgage Assoc.	3.000%	10/20/45	659		648,918
Government National Mortgage Assoc.	3.000%	04/20/46	11,503		11,320,104
Government National Mortgage Assoc.	3.000%	05/20/46	80		79,113
Government National Mortgage Assoc.	3.000%	06/20/46	1,831		1,797,138
Government National Mortgage Assoc.	3.000%	07/20/46	3,552		3,486,908
Government National Mortgage Assoc.	3.000%	08/20/46	635		623,652
Government National Mortgage Assoc.	3.000%	09/20/46	6,971		6,845,551
Government National Mortgage Assoc.	3.000%	11/20/46	185		181,634
Government National Mortgage Assoc.	3.000%	12/20/46	264		258,565
Government National Mortgage Assoc.	3.000%	01/20/47	348		341,102
Government National Mortgage Assoc.	3.000%	03/20/47	796		780,690
Government National Mortgage Assoc.	3.000%	04/20/47	489		478,971
Government National Mortgage Assoc.	3.000%	06/20/47	49		48,264
Government National Mortgage Assoc.	3.000%	07/20/47	338		331,330
Government National Mortgage Assoc.	3.500%	TBA	30,227		30,343,415
Government National Mortgage Assoc.	3.500%	12/20/41	2,013		2,036,962
Government National Mortgage Assoc.	3.500%	01/15/42	374		377,465
Government National Mortgage Assoc.	3.500%	08/20/42	490		495,965
Government National Mortgage Assoc.	3.500%	09/20/42	554		560,597
Government National Mortgage Assoc.	3.500%	10/20/42	117		118,251
Government National Mortgage Assoc.	3.500%	11/20/42	15		15,071
Government National Mortgage Assoc.	3.500%	12/20/42	190		192,202
Government National Mortgage Assoc.	3.500%	01/20/43	4,671		4,726,708
Government National Mortgage Assoc.	3.500%	02/20/43	95		95,679
Government National Mortgage Assoc.	3.500%	03/20/43	95		96,002
Government National Mortgage Assoc.	3.500%	04/15/43	568		571,634
Government National Mortgage Assoc.	3.500%	04/20/43	947		958,094
Government National Mortgage Assoc.	3.500%	05/20/43	567		574,122
Government National Mortgage Assoc.	3.500%	02/20/44	3,948		3,995,227

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Government National Mortgage Assoc.	3.500%		05/20/45	458	$461,256
Government National Mortgage Assoc.	3.500%		04/20/46	7,787	7,831,718
Government National Mortgage Assoc.	3.500%		05/20/46	897	902,442
Government National Mortgage Assoc.	3.500%		06/20/46	11,583	11,644,165
Government National Mortgage Assoc.	3.500%		07/20/46	1,912	1,922,022
Government National Mortgage Assoc.	3.500%		09/20/46	361	363,086
Government National Mortgage Assoc.	3.500%		10/20/46	498	500,759
Government National Mortgage Assoc.	3.500%		10/20/46	443	444,933
Government National Mortgage Assoc.	3.500%		10/20/46	216	217,255
Government National Mortgage Assoc.	3.500%		10/20/46	208	209,082
Government National Mortgage Assoc.	3.500%		10/20/46	176	177,333
Government National Mortgage Assoc.	4.000%		TBA	49,199	50,425,133
Government National Mortgage Assoc.	4.000%		04/20/39	31	32,260
Government National Mortgage Assoc.	4.000%		07/20/39	527	544,515
Government National Mortgage Assoc.	4.000%		10/20/40	555	573,635
Government National Mortgage Assoc.	4.000%		12/20/40	3,308	3,420,978
Government National Mortgage Assoc.	4.000%		01/20/41	93	96,167
Government National Mortgage Assoc.	4.000%		03/15/41	434	447,399
Government National Mortgage Assoc.	4.000%		10/20/46	120	123,504
Government National Mortgage Assoc.	4.364%	(cc)	04/20/62	1,326	1,340,537
Government National Mortgage Assoc.	4.418%	(cc)	05/20/63	1,192	1,218,346
Government National Mortgage Assoc.	4.499%	(cc)	12/20/64	998	1,014,225
Government National Mortgage Assoc.	4.500%		TBA	10,000	10,393,835
Government National Mortgage Assoc.	4.500%		TBA	1,456	1,513,343
Government National Mortgage Assoc.	4.500%		12/20/39	42	43,831
Government National Mortgage Assoc.	4.500%		01/20/40	52	54,723
Government National Mortgage Assoc.	4.500%		02/20/40	41	43,078
Government National Mortgage Assoc.	4.500%		05/20/40	362	380,064
Government National Mortgage Assoc.	4.500%		07/20/40	17	18,274
Government National Mortgage Assoc.	4.500%		09/20/40	19	20,182
Government National Mortgage Assoc.	4.500%		10/20/40	30	31,082
Government National Mortgage Assoc.	4.500%		07/20/41	214	222,639
Government National Mortgage Assoc.	4.500%		02/20/42	781	821,392
Government National Mortgage Assoc.	4.505%	(cc)	05/20/63	1,240	1,268,845
Government National Mortgage Assoc.	4.520%	(cc)	09/20/62	1,137	1,154,096
Government National Mortgage Assoc.	4.526%	(cc)	01/20/63	218	222,123
Government National Mortgage Assoc.	4.534%	(cc)	10/20/64	1,484	1,526,946
Government National Mortgage Assoc.	4.553%	(cc)	06/20/62	3,041	3,080,015
Government National Mortgage Assoc.	4.581%	(cc)	12/20/64	4,706	4,946,535
Government National Mortgage Assoc.	4.592%	(cc)	02/20/64	2,706	2,806,669
Government National Mortgage Assoc.	4.649%	(cc)	08/20/64	4,003	4,216,517
Government National Mortgage Assoc.	4.666%	(cc)	04/20/62	2,701	2,733,280
Government National Mortgage Assoc.	4.694%	(cc)	05/20/65	1,416	1,481,712
Government National Mortgage Assoc.	4.700%	(cc)	05/20/61	367	367,565
Government National Mortgage Assoc.	5.000%		04/15/38	145	154,191
Government National Mortgage Assoc.	5.000%		08/15/38	209	222,673
Government National Mortgage Assoc.	5.000%		10/15/38	714	760,728
Government National Mortgage Assoc.	5.000%		10/15/38	14	15,022
Government National Mortgage Assoc.	5.000%		12/15/38	294	312,982
Government National Mortgage Assoc.	5.000%		01/15/39	84	89,502
Government National Mortgage Assoc.	5.000%		02/15/39	771	821,427
Government National Mortgage Assoc.	5.000%		02/15/39	226	240,836
Government National Mortgage Assoc.	5.000%		02/15/39	194	206,541
Government National Mortgage Assoc.	5.000%		02/15/39	159	168,347
Government National Mortgage Assoc.	5.000%		03/15/39	1,038	1,106,175
Government National Mortgage Assoc.	5.000%		04/15/39	261	276,505
Government National Mortgage Assoc.	5.000%		04/15/39	258	274,590
Government National Mortgage Assoc.	5.000%		05/15/39	750	794,737
Government National Mortgage Assoc.	5.000%		05/15/39	200	212,996

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Government National Mortgage Assoc.	5.000%		11/15/39	459	$486,107
Government National Mortgage Assoc.	5.000%		09/15/40	950	1,012,086
Government National Mortgage Assoc.	6.000%		05/15/37	7	8,135
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.730%	2.783%	(c)	05/20/66	1,039	1,051,530
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.250%		09/15/65	5,935	6,722,385
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.625%		09/15/60	1,030	1,235,163
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.875%		01/15/48	1,690	2,057,636
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250%		09/15/39	3,065	3,872,159

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $872,463,568)					859,514,716

U.S. TREASURY OBLIGATIONS — 14.5%
U.S. Treasury Bonds(h)(v)	2.750%		11/15/47	30,283	28,896,606
U.S. Treasury Bonds	2.875%		05/15/43	17,151	16,852,197
U.S. Treasury Bonds	2.875%		11/15/46	4,628	4,531,282
U.S. Treasury Bonds	3.000%		02/15/47	3,069	3,080,029
U.S. Treasury Bonds(v)	3.000%		02/15/48	2,425	2,433,147
U.S. Treasury Bonds	3.125%		02/15/43	6,289	6,456,297
U.S. Treasury Bonds	3.625%		08/15/43	16,109	17,956,501
U.S. Treasury Bonds(h)	3.750%		11/15/43	6,370	7,241,645
U.S. Treasury Bonds	4.250%		05/15/39	4,311	5,200,312
U.S. Treasury Bonds	4.375%		11/15/39	4,200	5,158,453
U.S. Treasury Bonds	4.500%		08/15/39	4,184	5,217,088
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250%		01/15/25	21,090	21,692,315
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%		02/15/45	15,245	15,728,667
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875%		02/15/47	18,815	19,523,536
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%		02/15/46	57,195	62,270,239
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%		01/15/25	9,580	14,115,209
U.S. Treasury Notes	2.750%		02/15/28	1,145	1,135,205
U.S. Treasury Notes	0.750%		07/31/18	17,260	17,245,286
U.S. Treasury Notes	1.125%		02/28/19	7,330	7,275,884
U.S. Treasury Notes	1.250%		12/31/18	14,675	14,608,504
U.S. Treasury Notes	1.250%		03/31/19	4,100	4,068,930
U.S. Treasury Notes	1.250%		04/30/19	2,480	2,458,203
U.S. Treasury Notes	1.250%		05/31/19	9,120	9,030,225
U.S. Treasury Notes	1.500%		03/31/23	6,702	6,338,364
U.S. Treasury Notes	1.625%		04/30/23	6,520	6,194,509
U.S. Treasury Notes	1.875%		12/31/19	7,155	7,090,996
U.S. Treasury Notes(v)	2.000%		04/30/24	24,544	23,510,467
U.S. Treasury Notes(h)(v)	2.000%		05/31/24	24,278	23,236,702
U.S. Treasury Notes	2.000%		02/15/25	8,292	7,886,145
U.S. Treasury Notes(v)	2.000%		08/15/25	8,775	8,312,256
U.S. Treasury Notes(v)	2.000%		11/15/26	27,735	25,991,812
U.S. Treasury Notes	2.125%		12/31/22	9,320	9,085,908
U.S. Treasury Notes	2.125%		05/15/25	8,037	7,690,718
U.S. Treasury Notes	2.250%		12/31/24	7,716	7,461,915
U.S. Treasury Notes	2.250%		11/15/25	8,604	8,274,964
U.S. Treasury Notes	2.250%		02/15/27	32,779	31,279,616
U.S. Treasury Notes	2.250%		11/15/27	24,284	23,084,029
U.S. Treasury Notes	2.500%		01/31/25	2,221	2,180,484
U.S. Treasury Notes	2.750%		02/28/25	1,386	1,381,073
U.S. Treasury Notes	2.750%		06/30/25	23,540	23,437,013

TOTAL U.S. TREASURY OBLIGATIONS (cost $521,641,075)					514,612,731

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS — 0.1%	Shares	Value
Commercial Services & Supplies — 0.0%
BrightView Holdings, Inc.*	8,432	$185,082

Diversified Financial Services — 0.0%
Sentinel Energy Services, Inc., UTS*	94,154	950,014

Energy Equipment & Services — 0.0%
FTS International, Inc.*	32,694	465,563
Liberty Oilfield Services, Inc. (Class A Stock)*(a)	20,178	377,732

		843,295

Holding Companies-Diversified — 0.0%
Leisure Acquisition Corp., UTS*	11,112	111,509
Pure Acquisition Corp., UTS*	6,974	71,484

		182,993

Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment Corp.*(a)	31,566	337,756
Golden Entertainment, Inc.*	3,452	93,169
Scientific Games Corp.*	2,708	133,098

		564,023

Household Durables — 0.0%
D.R. Horton, Inc.	4,481	183,721
William Lyon Homes (Class A Stock)*	5,454	126,533

		310,254

Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp.*	5,049	119,459

IT Services — 0.0%
Everi Holdings, Inc.*	12,948	93,226

Media — 0.0%
Altice USA, Inc. (Class A Stock)	37,174	634,188

Oil, Gas & Consumable Fuels — 0.1%
Cheniere Energy Partners MLP	7,814	280,913
CVR Refining MLP	3,150	70,403
Delek US Holdings, Inc.	3,837	192,502
Energen Corp.*	7,279	530,057
Sunoco LP, MLP	22,649	565,319

		1,639,194

TOTAL COMMON STOCKS (cost $6,016,844)		5,521,728

PREFERRED STOCK — 0.1%
Banks
Citigroup Capital XIII, 3 Month LIBOR + 6.370%, 8.729%(c) (cost $3,383,280)	127,000	3,441,700

TOTAL LONG-TERM INVESTMENTS (cost $3,638,255,115)		3,567,796,343

SHORT-TERM INVESTMENTS — 9.6%

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

AFFILIATED MUTUAL FUNDS — 2.6%				Shares	Value
PGIM Core Ultra Short Bond Fund(w)				26,114,237	$26,114,237
PGIM Institutional Money Market Fund (cost $66,088,410; includes $65,930,161 of cash collateral for securities on loan)(b)(w)				66,081,802	66,088,410

TOTAL AFFILIATED MUTUAL FUNDS (cost $92,202,647)					92,202,647

				Principal Amount (000)#
BORROWED BOND AGREEMENTS — 0.1%
Bank of America, 2.150%, dated 06/29/18, open,due in the amount of $2,170,710				2,171	2,170,710
Barclays Capital Group, 1.250%, dated 05/24/18, open,due in the amount of $475,000				475	439,375
Barclays Capital Group, 1.250%, dated 05/24/18, open,due in the amount of $711,000				711	711,000
Citigroup Global Markets, 1.000%, dated 04/23/18, open,due in the amount of $57,544				58	57,544
RBC Capital Markets, LLC, 0.450%, dated 05/29/18, open,due in the amount of $232,100				232	232,100
RBC Capital Markets, LLC, 0.850%, dated 04/13/18, open,due in the amount of $457,600				458	457,600

TOTAL BORROWED BOND AGREEMENTS (cost $4,103,954)					4,068,329

	Interest Rate		Maturity Date
CERTIFICATES OF DEPOSIT — 0.7%
BNP Paribas SA	2.660%	(n)	04/18/19	4,420	4,421,767
Canadian Imperial Bank of Commerce	2.660%	(n)	04/17/19	4,420	4,420,562
Mitsubishi UFJ Financial Group, Inc.	2.680%	(n)	04/17/19	4,430	4,433,026
Royal Bank of Canada	2.530%	(n)	04/18/19	4,420	4,421,024
Toronto-Dominion Bank (The)	—%	(p)	04/17/19	4,420	4,422,399
Wells Fargo Bank NA	—%	(p)	04/16/19	4,430	4,432,740

TOTAL CERTIFICATES OF DEPOSIT (cost $26,540,000)					26,551,518

COMMERCIAL PAPER — 0.6%
AT&T, Inc.	2.840%	(n)	12/06/18	2,840	2,805,958
AT&T, Inc.	2.965%	(n)	03/07/19	2,850	2,794,620
JPMorgan Chase & Co.	—%	(p)	04/15/19	4,430	4,431,018
Societe Generale SA	2.722%	(n)	04/12/19	4,420	4,328,207
Sumitomo Mitsui Financial Group, Inc.	2.681%	(n)	04/17/19	4,420	4,327,791
Wells Fargo Bank NA	2.700%	(n)	04/16/19	2,140	2,141,180

TOTAL COMMERCIAL PAPER (cost $20,823,367)					20,828,774

FOREIGN TREASURY OBLIGATIONS — 1.2%
Japan Treasury Discount Bills (Japan)	0.135%	(n)	08/13/18	JPY 2,367,050	21,382,726
Japan Treasury Discount Bills (Japan)	0.135%	(n)	09/03/18	JPY 2,350,000	21,230,275

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $42,756,475)					42,613,001

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
Federal Home Loan Bank	—%	(p)	11/20/18	1,905	1,889,853
Federal Home Loan Bank	1.630%	(n)	07/02/18	48,120	48,119,997

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Federal Home Loan Bank	1.843%	(n)	08/10/18	455	$454,054
Federal Home Loan Bank	1.896%	(n)	10/10/18	3,635	3,615,008

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $54,080,491)					54,078,912

U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Bills	1.870%	(n)	08/30/18	16,510	16,459,672
U.S. Treasury Bills	1.891%	(n)	09/13/18	9,630	9,593,288
U.S. Treasury Bills	2.250%	(n)	04/25/19	73,215	71,883,128

TOTAL U.S. TREASURY OBLIGATIONS (cost $97,938,609)					97,936,088

OPTIONS PURCHASED~* — 0.1%
(cost $4,795,005)					3,980,838

TOTAL SHORT-TERM INVESTMENTS (cost $343,240,548)					342,260,107

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT, BORROWED BONDS AND OPTIONS WRITTEN — 110.0% (cost $3,981,495,663)					3,910,056,450

SECURITIES SOLD SHORT
	Interest Rate		Maturity Date
BORROWED BONDS(f) — (0.1)%
E.I. du Pont de Nemours & Co.	2.200%		05/01/20	720	(709,693)
Everi Payments, Inc.	7.500%		12/15/25	55	(55,137)
Southwestern Energy Co.	7.750%		10/01/27	440	(456,500)
U.S. Treasury Notes	2.750%		02/15/28	2,168	(2,149,453)
Vine Oil & Gas LP Vine Oil & Gas Finance Corp.	8.750%		04/15/23	500	(462,500)
Weatherford International Ltd.	7.750%		06/15/21	220	(226,325)

TOTAL BORROWED BONDS (proceeds received $4,091,912)					(4,059,608)

OPTIONS WRITTEN~* — (0.1)%
(premiums received $1,132,438)					(1,122,908)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT, BORROWED BONDS AND OPTIONS WRITTEN — 109.8% (cost $3,976,271,313)					3,904,873,934
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (9.8)%					(349,702,148)

NET ASSETS — 100.0%					$3,555,171,786

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $59,970,952 and 1.7% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $64,408,157; cash collateral of $65,930,161 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(f)	Represents collateral for Borrowed Bond Agreements.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2018.

(r)	Principal amount is less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts and market value for forward commitment contracts held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value:

FORWARD COMMITMENT CONTRACTS

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp.	3.500%	TBA	07/18/18	(1,827)	$(1,847,464)
Federal Home Loan Mortgage Corp.	3.500%	TBA	07/13/18	(13,325)	(13,254,718)
Federal Home Loan Mortgage Corp.	5.500%	TBA	07/13/18	(7,170)	(7,668,819)
Federal National Mortgage Assoc.	2.000%	TBA	12/31/18	(3,599)	(3,408,234)
Federal National Mortgage Assoc.	2.500%	TBA	07/19/18	(4,238)	(4,119,108)
Federal National Mortgage Assoc.	3.000%	TBA	07/18/18	(1,685)	(1,675,108)
Federal National Mortgage Assoc.	3.000%	TBA	07/13/18	(4,491)	(4,350,449)
Federal National Mortgage Assoc.	3.500%	TBA	07/18/18	(3,183)	(3,221,047)
Federal National Mortgage Assoc.	3.500%	TBA	08/13/18	(300)	(298,214)
Federal National Mortgage Assoc.	4.000%	TBA	07/13/18	(9,617)	(9,804,549)
Federal National Mortgage Assoc.	5.000%	TBA	07/13/18	(7,837)	(8,301,820)
Federal National Mortgage Assoc.	6.000%	TBA	07/13/18	(7,642)	(8,358,437)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $66,172,014)					$(66,307,967)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	07/03/18	15.00	—	EUR	374	$28,424
Currency Option JPY vs KRW	Call	Hong Kong & Shanghai Bank	07/25/18	10.30	—	JPY	108,000	4,401
Currency Option JPY vs KRW	Call	Hong Kong & Shanghai Bank	08/24/18	10.45	—	JPY	187,000	11,046
Currency Option USD vs BRL	Call	Deutsche Bank AG	08/20/18	3.50	—		60	8,700
Currency Option USD vs CAD	Call	Barclays Capital Group	07/27/18	1.30	—		952	14,168
Currency Option USD vs CAD	Call	Barclays Capital Group	07/27/18	1.34	—		952	6,121
Currency Option USD vs MXN	Call	JPMorgan Chase	07/19/18	20.00	—		831	13,482
Currency Option USD vs MXN	Call	Deutsche Bank AG	07/19/18	21.50	—		499	684
Currency Option USD vs MXN	Call	Deutsche Bank AG	08/13/18	21.00	—		2,310	16,770
Currency Option USD vs MXN	Call	Deutsche Bank AG	08/16/18	21.00	—		2,310	18,054
Currency Option USD vs SGD	Call	Bank of America	07/23/18	1.35	—		1,620	19,385
Currency Option USD vs TWD	Call	Deutsche Bank AG	07/09/18	30.15	—		1,080	11,692

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TWD	Call	Nomura International PLC	07/20/18	30.27	—		952	$8,322
Currency Option USD vs ZAR	Call	Morgan Stanley	07/06/18	13.10	—		1,190	56,539
Currency Option USD vs ZAR	Call	JPMorgan Chase	07/19/18	12.70	—		1,080	84,410
FV USD JPY	Call	Deutsche Bank AG	02/26/19	8.90%	—		7,256	21,617
FV USD JPY	Call	Deutsche Bank AG	02/26/19	8.90%	—		3,639	10,843
FV USD JPY	Call	Deutsche Bank AG	04/03/19	8.73%	—		7,256	10,713
FV USD JPY	Call	Deutsche Bank AG	04/03/19	8.90%	—		3,549	8,675
FV USD JPY	Call	Deutsche Bank AG	04/03/19	8.90%	—		3,549	8,675
Currency Option EUR vs PLN	Put	BNP Paribas	07/23/18	4.25	—	EUR	1,662	490
Currency Option EUR vs ZAR	Put	Citigroup Global Markets	07/03/18	14.60	—	EUR	374	—
Currency Option USD vs BRL	Put	Deutsche Bank AG	07/19/18	3.68	—		1,247	3,554
Currency Option USD vs BRL	Put	Goldman Sachs & Co.	07/20/18	3.50	—		6,234	309
Currency Option USD vs BRL	Put	Deutsche Bank AG	07/23/18	3.60	—		1,247	472
Currency Option USD vs IDR	Put	Hong Kong & Shanghai Bank	07/05/18	14,000.00	—		611	60
Currency Option USD vs IDR	Put	JPMorgan Chase	07/20/18	14,020.00	—		2,078	2,320
Currency Option USD vs IDR	Put	JPMorgan Chase	09/13/18	13,800.00	—		975	1,274
Currency Option USD vs INR	Put	Deutsche Bank AG	08/16/18	68.00	—		1,190	4,549
Currency Option USD vs KRW	Put	JPMorgan Chase	08/01/18	1,095.00	—		1,080	4,752
Currency Option USD vs MXN	Put	Morgan Stanley	07/24/18	20.00	—		1,870	36,566
Currency Option USD vs MXN	Put	Morgan Stanley	08/03/18	19.50	—		3,740	36,845
Currency Option USD vs MXN	Put	Deutsche Bank AG	08/13/18	18.50	—		2,310	4,953
Currency Option USD vs MXN	Put	Deutsche Bank AG	08/16/18	18.50	—		2,310	5,180
Currency Option USD vs MXN	Put	Morgan Stanley	08/20/18	19.50	—		43,264	299,344
Currency Option USD vs MXN	Put	Deutsche Bank AG	09/13/18	19.50	—		817	11,514
Currency Option USD vs MXN	Put	Citigroup Global Markets	09/13/18	19.50	—		817	5,831
Currency Option USD vs MXN	Put	Goldman Sachs & Co.	09/18/18	20.50	—		1,309	26,294
Currency Option USD vs MXN	Put	Morgan Stanley	10/04/18	18.00	—		3,740	8,165
Currency Option USD vs MXN	Put	Morgan Stanley	10/25/18	16.50	—		125	3,537
Currency Option USD vs RUB	Put	Deutsche Bank AG	07/20/18	61.00	—		2,078	4,185
Currency Option USD vs TRY	Put	Deutsche Bank AG	07/20/18	4.30	—		62	7,219
Currency Option USD vs TRY	Put	Morgan Stanley	07/24/18	4.30	—		100	11,400
Currency Option USD vs TRY	Put	Morgan Stanley	07/24/18	4.75	—		831	28,358
Currency Option USD vs TRY	Put	Deutsche Bank AG	07/27/18	4.70	—		800	20,761
Currency Option USD vs TRY	Put	Morgan Stanley	08/10/18	4.65	—		1,000	10,000
Currency Option USD vs TRY	Put	Goldman Sachs & Co.	09/12/18	4.48	—		831	6,931
Currency Option USD vs TRY	Put	Morgan Stanley	09/26/18	4.52	—		7,744	81,983
Currency Option USD vs TRY	Put	Citigroup Global Markets	10/19/18	4.50	—		9,808	95,511
Currency Option USD vs ZAR	Put	BNP Paribas	07/20/18	11.60	—		100	12,400
Currency Option USD vs ZAR	Put	BNP Paribas	08/22/18	12.45	—		2,078	1,810
Currency Option USD vs ZAR	Put	JPMorgan Chase	08/27/18	12.45	—		2,078	2,189
Currency Option USD vs ZAR	Put	Deutsche Bank AG	09/04/18	12.55	—		1,247	2,300
Currency Option USD vs ZAR	Put	Morgan Stanley	09/26/18	12.90	—		7,581	50,061
Currency Option USD vs ZAR	Put	Hong Kong & Shanghai Bank	10/18/18	12.63	—		7,362	39,939
Currency Option USD vs ZAR	Put	Hong Kong & Shanghai Bank	10/18/18	12.63	—		5,313	25,526

Total OTC Traded Options (cost $1,467,993)								$1,219,303

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 04/29/48	Call	JPMorgan Chase	04/27/38	3.04%	3.04%(S)	3 Month LIBOR(Q)	29,940	$1,527,202
2- Year 10 CMS CAP	Call	Citigroup Global Markets	07/23/18	0.44%	MAX(0, 5Y CMS - 0.44%)(Q)	0.44%	710,800	—
2- Year 10 CMS CAP	Call	Citigroup Global Markets	08/27/18	0.34%	MAX(0, 5Y CMS - 0.34%)(Q)	0.34%	171,705	1,298
10- Year Interest Rate Swap, 04/29/48	Put	JPMorgan Chase	04/27/38	3.04%	3 Month LIBOR(Q)	3.04%(S)	29,940	1,233,035

Total OTC Swaptions (cost $3,327,012)								$2,761,535

Total Options Purchased (cost $4,795,005)								$3,980,838

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	07/03/18	15.00	—	EUR	374	$(28,424)
Currency Option JPY vs KRW	Call	Hong Kong & Shanghai Bank	07/25/18	10.60	—	JPY	108,000	(1,447)
Currency Option USD vs CAD	Call	Barclays Capital Group	07/27/18	1.30	—		952	(22,134)
Currency Option USD vs CAD	Call	Barclays Capital Group	07/27/18	1.36	—		1,428	(3,941)
Currency Option USD vs MXN	Call	JPMorgan Chase	07/19/18	20.00	—		416	(6,741)
Currency Option USD vs MXN	Call	JPMorgan Chase	07/19/18	22.50	—		831	(205)
Currency Option USD vs MXN	Call	Deutsche Bank AG	08/13/18	21.00	—		2,310	(16,770)
Currency Option USD vs MXN	Call	Deutsche Bank AG	08/16/18	21.00	—		2,310	(18,054)
Currency Option USD vs MXN	Call	Goldman Sachs & Co.	09/18/18	22.00	—		1,309	(17,674)
Currency Option USD vs TWD	Call	Deutsche Bank AG	07/09/18	30.85	—		1,620	(1,281)
Currency Option USD vs ZAR	Call	JPMorgan Chase	07/19/18	12.70	—		1,080	(84,410)
Currency Option USD vs ZAR	Call	JPMorgan Chase	08/23/18	13.70	—		1,080	(33,682)
Currency Option EUR vs ZAR	Put	Deutsche Bank AG	07/03/18	14.60	—	EUR	374	—
Currency Option USD vs KRW	Put	JPMorgan Chase	08/01/18	1,060.00	—		1,620	(421)
Currency Option USD vs MXN	Put	Deutsche Bank AG	07/12/18	19.50	—		817	(5,283)
Currency Option USD vs MXN	Put	Morgan Stanley	08/03/18	19.00	—		5,610	(23,096)
Currency Option USD vs MXN	Put	Citigroup Global Markets	08/13/18	19.20	—		817	(5,850)
Currency Option USD vs MXN	Put	Morgan Stanley	08/20/18	18.50	—		43,264	(56,460)
Currency Option USD vs RUB	Put	Deutsche Bank AG	07/20/18	59.50	—		3,117	(1,073)
Currency Option USD vs TRY	Put	Goldman Sachs & Co.	07/12/18	4.42	—		831	(1,183)
Currency Option USD vs TRY	Put	Morgan Stanley	07/24/18	4.45	—		831	(3,270)
Currency Option USD vs ZAR	Put	Morgan Stanley	07/06/18	12.20	—		1,190	—

Total OTC Traded Options (premiums received $323,441)								$(331,399)

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 12/31/20	Call	JPMorgan Chase	12/27/18	2.74%	3 Month LIBOR(Q)	2.74%(S)	273,079	$(429,398)
2- Year Interest Rate Swap, 12/31/2020	Put	JPMorgan Chase	12/27/18	3.14%	3.14%(S)	3 Month LIBOR(Q)	273,079	(362,111)

Total OTC Swaptions (premiums received $808,997)								$(791,509)

Total Options Written (premiums received $1,132,438)								$(1,122,908)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,553	2 Year U.S. Treasury Notes	Sep. 2018	$540,797,206	$201,548
2,058	5 Year U.S. Treasury Notes	Sep. 2018	233,824,173	(1,102,077)
4	10 Year U.S. Ultra Treasury Notes	Sep. 2018	512,938	(461)
257	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	41,007,563	308,545

				(592,445)

Short Positions:
11	90 Day Euro Dollar	Dec. 2020	2,668,050	1,100
516	10 Year Euro-Bund	Sep. 2018	97,950,275	(1,060,434)
2,076	10 Year U.S. Treasury Notes	Sep. 2018	249,509,250	(788,815)
83	20 Year U.S. Treasury Bonds	Sep. 2018	12,035,000	(14,816)

				(1,862,965)

				$(2,455,410)

Cash and foreign currency of $3,454,481 has been segregated with Bank of America to cover requirements for open futures contracts at June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/02/18	BNP Paribas	ARS	17,068	$660,000	$588,076	$—	$(71,924)
Expiring 07/31/18	BNP Paribas	ARS	27,512	1,032,716	918,164	—	(114,552)
Expiring 09/17/18	BNP Paribas	ARS	4,205	151,000	133,935	—	(17,065)
Australian Dollar,
Expiring 09/19/18	Goldman Sachs & Co.	AUD	2,179	1,607,193	1,612,972	5,779	—
Expiring 09/19/18	Morgan Stanley	AUD	1,142	842,385	845,348	2,963	—
Brazilian Real,
Expiring 07/03/18	Barclays Capital Group	BRL	966	258,400	249,013	—	(9,387)
Expiring 07/03/18	BNP Paribas	BRL	3,676	1,009,420	947,868	—	(61,552)
Expiring 07/03/18	BNP Paribas	BRL	3,158	860,620	814,378	—	(46,242)
Expiring 07/03/18	BNP Paribas	BRL	1,579	416,800	407,153	—	(9,647)
Expiring 07/03/18	BNP Paribas	BRL	1,577	415,000	406,786	—	(8,214)
Expiring 07/03/18	BNP Paribas	BRL	1,560	415,000	402,323	—	(12,677)
Expiring 07/03/18	UBS AG	BRL	1,470	387,600	379,139	—	(8,461)
Expiring 07/12/18	BNP Paribas	BRL	2,037	540,000	524,848	—	(15,152)
Expiring 08/02/18	UBS AG	BRL	6,787	1,821,000	1,743,993	—	(77,007)

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
British Pound,
Expiring 09/19/18	JPMorgan Chase	GBP	1,091	$1,437,239	$1,445,209	$7,970	$—
Expiring 09/19/18	Royal Bank of Scotland Group PLC	GBP	108	142,785	143,064	279	—
Canadian Dollar,
Expiring 09/19/18	Barclays Capital Group	CAD	2,890	2,176,000	2,201,231	25,231	—
Chilean Peso,
Expiring 07/03/18	JPMorgan Chase	CLP	454,524	735,000	695,644	—	(39,356)
Expiring 09/05/18	JPMorgan Chase	CLP	207,488	320,000	317,558	—	(2,442)
Expiring 09/05/18	UBS AG	CLP	195,030	300,000	298,491	—	(1,509)
Chinese Renminbi,
Expiring 08/03/18	Deutsche Bank AG	CNH	3,805	593,920	572,903	—	(21,017)
Colombian Peso,
Expiring 08/10/18	Goldman Sachs & Co.	COP	1,444,366	510,000	491,839	—	(18,161)
Euro,
Expiring 07/03/18	Bank of New York Mellon	EUR	1,335	1,555,881	1,559,482	3,601	—
Expiring 07/18/18	UBS AG	EUR	158	185,456	184,534	—	(922)
Expiring 09/19/18	Barclays Capital Group	EUR	446	521,686	524,136	2,450	—
Expiring 09/19/18	State Street Bank	EUR	240	279,623	282,047	2,424	—
Indonesian Rupiah,
Expiring 08/20/18	Hong Kong & Shanghai Bank	IDR	20,075,055	1,410,062	1,390,464	—	(19,598)
Expiring 08/20/18	UBS AG	IDR	20,075,052	1,410,656	1,390,463	—	(20,193)
Expiring 08/31/18	Deutsche Bank AG	IDR	25,615,024	1,832,000	1,771,440	—	(60,560)
Japanese Yen,
Expiring 07/27/18	Standard Chartered PLC	JPY	73,099	666,400	661,511	—	(4,889)
Expiring 09/19/18	Bank of New York Mellon	JPY	55,297	505,000	502,387	—	(2,613)
Mexican Peso,
Expiring 07/13/18	Barclays Capital Group	MXN	8,467	415,500	425,379	9,879	—
Expiring 07/13/18	Barclays Capital Group	MXN	8,302	415,500	417,082	1,582	—
Expiring 07/17/18	Goldman Sachs & Co.	MXN	17,546	883,000	880,929	—	(2,071)
Expiring 07/19/18	Deutsche Bank AG	MXN	28,458	1,386,000	1,428,288	42,288	—
Expiring 08/02/18	Morgan Stanley	MXN	25,009	1,246,800	1,252,331	5,531	—
Expiring 08/10/18	Barclays Capital Group	MXN	8,319	415,500	415,998	498	—
Expiring 08/10/18	NatWest Markets PLC	MXN	16,767	831,000	838,505	7,505	—
Expiring 08/22/18	Barclays Capital Group	MXN	34,100	1,624,534	1,701,896	77,362	—
Expiring 08/22/18	Goldman Sachs & Co.	MXN	1,163	56,554	58,030	1,476	—
Expiring 11/26/18	Hong Kong & Shanghai Bank	MXN	48,970	2,515,000	2,407,515	—	(107,485)
New Taiwanese Dollar,
Expiring 07/12/18	Barclays Capital Group	TWD	16,438	540,000	539,603	—	(397)
Expiring 07/12/18	JPMorgan Chase	TWD	16,340	540,000	536,395	—	(3,605)
Expiring 08/10/18	BNP Paribas	TWD	16,373	540,000	538,556	—	(1,444)
New Zealand Dollar,
Expiring 09/19/18	NatWest Markets PLC	NZD	145	98,869	98,217	—	(652)
Norwegian Krone,
Expiring 09/19/18	Bank of New York Mellon	NOK	4,448	546,000	548,013	2,013	—
Expiring 09/19/18	JPMorgan Chase	NOK	9,223	1,134,000	1,136,150	2,150	—
Russian Ruble,
Expiring 07/09/18	JPMorgan Chase	RUB	290,050	4,646,000	4,613,540	—	(32,460)
Expiring 07/12/18	Bank of America	RUB	77,035	1,238,699	1,224,918	—	(13,781)
Expiring 07/12/18	Citigroup Global Markets	RUB	77,702	1,242,832	1,235,527	—	(7,305)
Expiring 07/12/18	Citigroup Global Markets	RUB	77,035	1,240,894	1,224,918	—	(15,976)
Expiring 07/12/18	Morgan Stanley	RUB	69,343	1,084,664	1,102,607	17,943	—
Expiring 07/12/18	UBS AG	RUB	39,424	615,470	626,875	11,405	—

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Russian Ruble (continued),
Expiring 07/13/18	Goldman Sachs & Co.	RUB	33,597	$534,000	$534,169	$169	$—
Expiring 08/07/18	BNP Paribas	RUB	127,266	2,033,000	2,017,877	—	(15,123)
Expiring 08/21/18	Bank of America	RUB	100,055	1,594,400	1,583,937	—	(10,463)
Expiring 08/21/18	Credit Suisse First Boston Corp.	RUB	65,674	1,047,600	1,039,664	—	(7,936)
Expiring 09/12/18	Barclays Capital Group	RUB	5,635	89,000	89,017	17	—
Singapore Dollar,
Expiring 07/25/18	Standard Chartered PLC	SGD	1,104	810,000	810,373	373	—
Expiring 07/25/18	Standard Chartered PLC	SGD	1,100	810,000	807,688	—	(2,312)
Expiring 07/25/18	Standard Chartered PLC	SGD	540	405,000	396,570	—	(8,430)
South African Rand,
Expiring 07/05/18	BNP Paribas	ZAR	7,987	623,400	581,809	—	(41,591)
Expiring 07/05/18	Goldman Sachs & Co.	ZAR	7,986	623,400	581,696	—	(41,704)
Expiring 07/10/18	BNP Paribas	ZAR	6,834	539,000	497,483	—	(41,517)
Expiring 07/10/18	BNP Paribas	ZAR	6,324	476,000	460,373	—	(15,627)
Expiring 07/10/18	Deutsche Bank AG	ZAR	6,123	449,016	445,686	—	(3,330)
Expiring 07/10/18	Goldman Sachs & Co.	ZAR	14,475	1,150,000	1,053,669	—	(96,331)
Expiring 07/10/18	Goldman Sachs & Co.	ZAR	1,985	145,984	144,480	—	(1,504)
Expiring 07/10/18	Morgan Stanley	ZAR	7,312	575,000	532,284	—	(42,716)
Expiring 07/31/18	Deutsche Bank AG	ZAR	6,064	449,219	440,174	—	(9,045)
Expiring 08/03/18	NatWest Markets PLC	ZAR	1,696	124,680	123,066	—	(1,614)
Expiring 08/10/18	Barclays Capital Group	ZAR	15,169	1,114,150	1,099,677	—	(14,473)
Expiring 08/16/18	Bank of New York Mellon	ZAR	18,461	1,348,479	1,337,170	—	(11,309)
Expiring 08/16/18	Hong Kong & Shanghai Bank	ZAR	12,318	889,065	892,239	3,174	—
Swedish Krona,
Expiring 09/19/18	Bank of New York Mellon	SEK	4,494	503,000	504,974	1,974	—
Expiring 09/19/18	Deutsche Bank AG	SEK	372	42,000	41,772	—	(228)
Swiss Franc,
Expiring 09/19/18	Deutsche Bank AG	CHF	540	545,000	548,740	3,740	—
Expiring 09/19/18	Morgan Stanley	CHF	606	613,000	615,984	2,984	—
Turkish Lira,
Expiring 06/29/18	Deutsche Bank AG	TRY	1,208	257,400	262,969	5,569	—
Expiring 07/02/18	Barclays Capital Group	TRY	1,950	415,600	423,808	8,208	—
Expiring 07/02/18	BNP Paribas	TRY	1,933	415,600	420,193	4,593	—
Expiring 07/02/18	BNP Paribas	TRY	1,557	332,480	338,540	6,060	—
Expiring 07/16/18	Citigroup Global Markets	TRY	1,026	220,000	221,699	1,699	—
Expiring 07/16/18	JPMorgan Chase	TRY	3,171	680,000	685,162	5,162	—
Expiring 07/16/18	NatWest Markets PLC	TRY	2,145	460,000	463,588	3,588	—
Expiring 08/20/18	BNP Paribas	TRY	24,005	6,174,681	5,106,092	—	(1,068,589)
Expiring 08/20/18	BNP Paribas	TRY	291	76,919	61,898	—	(15,021)

				$74,821,731	$72,822,191	277,639	(2,277,179)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/02/18	BNP Paribas	ARS	14,179	$660,000	$488,536	$171,464	$—
Expiring 08/08/18	BNP Paribas	ARS	4,143	151,000	137,208	13,792	—
Expiring 08/08/18	JPMorgan Chase	ARS	30,514	1,155,000	1,010,444	144,556	—
Expiring 09/17/18	Citigroup Global Markets	ARS	4,568	151,000	145,477	5,523	—
Australian Dollar,
Expiring 09/19/18	Citigroup Global Markets	AUD	2,179	1,611,174	1,612,972	—	(1,798)

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Australian Dollar (continued),
Expiring 09/19/18	Royal Bank of Scotland Group PLC	AUD	1,142	$842,145	$845,348	$—	$(3,203)
Brazilian Real,
Expiring 07/03/18	Deutsche Bank AG	BRL	1,639	415,000	422,743	—	(7,743)
Expiring 07/03/18	Goldman Sachs & Co.	BRL	4,222	1,080,040	1,088,716	—	(8,676)
Expiring 07/03/18	Goldman Sachs & Co.	BRL	1,559	416,000	402,145	13,855	—
Expiring 07/03/18	Goldman Sachs & Co.	BRL	1,493	395,000	384,910	10,090	—
Expiring 07/03/18	Goldman Sachs & Co.	BRL	1,481	395,000	381,844	13,156	—
Expiring 07/03/18	UBS AG	BRL	2,397	646,000	618,237	27,763	—
Expiring 07/03/18	UBS AG	BRL	1,629	415,800	420,127	—	(4,327)
Expiring 07/12/18	Goldman Sachs & Co.	BRL	2,032	540,000	523,457	16,543	—
Expiring 08/02/18	Goldman Sachs & Co.	BRL	6,703	1,821,000	1,722,375	98,625	—
Expiring 08/02/18	Goldman Sachs & Co.	BRL	4,783	1,246,800	1,228,997	17,803	—
British Pound,
Expiring 09/19/18	Bank of New York Mellon	GBP	108	143,272	143,064	208	—
Expiring 09/19/18	UBS AG	GBP	1,091	1,430,866	1,445,208	—	(14,342)
Canadian Dollar,
Expiring 09/19/18	Goldman Sachs & Co.	CAD	2,890	2,176,000	2,201,618	—	(25,618)
Chilean Peso,
Expiring 07/03/18	JPMorgan Chase	CLP	449,600	735,000	688,107	46,893	—
Chinese Renminbi,
Expiring 08/03/18	Standard Chartered PLC	CNH	3,797	593,920	571,701	22,219	—
Colombian Peso,
Expiring 07/23/18	UBS AG	COP	1,468,290	510,000	500,405	9,595	—
Expiring 08/27/18	NatWest Markets PLC	COP	1,837,432	620,000	625,181	—	(5,181)
Euro,
Expiring 07/03/18	Goldman Sachs & Co.	EUR	1,335	1,640,217	1,559,481	80,736	—
Expiring 07/18/18	Toronto Dominion	EUR	163	192,862	190,283	2,579	—
Expiring 08/03/18	Bank of New York Mellon	EUR	1,335	1,559,495	1,563,138	—	(3,643)
Expiring 08/08/18	Barclays Capital Group	EUR	1,040	1,219,164	1,217,622	1,542	—
Expiring 08/17/18	Nomura Securities Co.	EUR	121	143,172	141,653	1,519	—
Expiring 08/17/18	State Street Bank	EUR	156	184,913	182,939	1,974	—
Expiring 09/19/18	Bank of America	EUR	2,581	3,018,867	3,033,176	—	(14,309)
Expiring 09/19/18	Morgan Stanley	EUR	446	520,077	524,136	—	(4,059)
Expiring 12/13/19	Deutsche Bank AG	EUR	5,860	7,600,420	7,167,178	433,242	—
Expiring 02/25/20	Deutsche Bank AG	EUR	5,860	7,649,644	7,217,477	432,167	—
Indonesian Rupiah,
Expiring 08/09/18	JPMorgan Chase	IDR	9,832,800	680,000	682,178	—	(2,178)
Expiring 08/20/18	BNP Paribas	IDR	10,661,259	761,138	738,434	22,704	—
Expiring 08/20/18	Deutsche Bank AG	IDR	22,621,898	1,614,927	1,566,867	48,060	—
Expiring 08/20/18	Deutsche Bank AG	IDR	11,230,945	801,466	777,892	23,574	—
Expiring 08/20/18	JPMorgan Chase	IDR	30,831,947	2,164,101	2,135,521	28,580	—
Expiring 08/20/18	JPMorgan Chase	IDR	10,661,259	761,247	738,434	22,813	—
Expiring 08/31/18	Deutsche Bank AG	IDR	30,868,560	2,160,000	2,134,755	25,245	—
Japanese Yen,
Expiring 08/13/18	NatWest Markets PLC	JPY	2,368,708	21,470,276	21,462,086	8,190	—
Expiring 09/11/18	Barclays Capital Group	JPY	2,383,300	21,805,822	21,640,156	165,666	—
Expiring 09/19/18	Goldman Sachs & Co.	JPY	55,451	505,000	503,782	1,218	—
Expiring 03/16/20	Hong Kong & Shanghai Bank	JPY	780,270	7,788,680	7,435,846	352,834	—
Mexican Peso,
Expiring 07/13/18	NatWest Markets PLC	MXN	16,693	831,000	838,601	—	(7,601)
Expiring 07/17/18	Morgan Stanley	MXN	52,019	2,618,000	2,611,657	6,343	—

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Mexican Peso (continued),
Expiring 07/19/18	UBS AG	MXN	25,383	$1,386,000	$1,273,970	$112,030	$—
Expiring 07/23/18	Citigroup Global Markets	MXN	52,030	2,605,800	2,609,652	—	(3,852)
Expiring 08/10/18	Goldman Sachs & Co.	MXN	8,201	415,500	410,124	5,376	—
Expiring 08/22/18	Deutsche Bank AG	MXN	35,263	1,760,336	1,759,925	411	—
New Taiwanese Dollar,
Expiring 07/12/18	BNP Paribas	TWD	16,397	540,000	538,256	1,744	—
New Zealand Dollar,
Expiring 09/19/18	Barclays Capital Group	NZD	145	99,996	98,217	1,779	—
Norwegian Krone,
Expiring 09/19/18	Barclays Capital Group	NOK	9,271	1,134,000	1,142,096	—	(8,096)
Expiring 09/19/18	BNP Paribas	NOK	3,364	415,378	414,390	988	—
Expiring 09/19/18	BNP Paribas	NOK	1,058	130,622	130,314	308	—
Russian Ruble,
Expiring 07/09/18	JPMorgan Chase	RUB	289,409	4,646,000	4,603,342	42,658	—
Expiring 07/12/18	BNP Paribas	RUB	340,538	5,841,179	5,414,847	426,332	—
Expiring 07/13/18	Barclays Capital Group	RUB	5,600	89,000	89,034	—	(34)
Expiring 07/13/18	BNP Paribas	RUB	27,973	445,000	444,742	258	—
Expiring 08/07/18	JPMorgan Chase	RUB	290,919	4,646,000	4,612,692	33,308	—
Singapore Dollar,
Expiring 07/25/18	Standard Chartered PLC	SGD	540	405,000	396,352	8,648	—
South African Rand,
Expiring 07/05/18	BNP Paribas	ZAR	7,937	623,400	578,180	45,220	—
Expiring 07/05/18	NatWest Markets PLC	ZAR	6,725	498,720	489,854	8,866	—
Expiring 07/05/18	NatWest Markets PLC	ZAR	1,690	124,680	123,081	1,599	—
Expiring 07/10/18	Barclays Capital Group	ZAR	15,109	1,114,150	1,099,867	14,283	—
Expiring 07/10/18	Barclays Capital Group	ZAR	4,984	388,100	362,829	25,271	—
Expiring 07/10/18	BNP Paribas	ZAR	7,321	575,000	532,909	42,091	—
Expiring 07/10/18	Goldman Sachs & Co.	ZAR	9,103	718,750	662,645	56,105	—
Expiring 07/10/18	Morgan Stanley	ZAR	7,111	539,000	517,608	21,392	—
Expiring 07/31/18	Bank of New York Mellon	ZAR	2,288	179,688	166,097	13,591	—
Expiring 07/31/18	Barclays Capital Group	ZAR	5,713	449,219	414,729	34,490	—
Expiring 07/31/18	JPMorgan Chase	ZAR	915	71,875	66,416	5,459	—
Expiring 07/31/18	NatWest Markets PLC	ZAR	5,715	449,219	414,890	34,329	—
Expiring 08/03/18	Citigroup Global Markets	ZAR	9,991	803,170	724,989	78,181	—
Expiring 08/16/18	Barclays Capital Group	ZAR	58,259	4,587,258	4,219,927	367,331	—
Expiring 08/16/18	Barclays Capital Group	ZAR	26,225	1,897,836	1,899,529	—	(1,693)
Expiring 08/27/18	Goldman Sachs & Co.	ZAR	7,748	557,075	560,392	—	(3,317)
South Korean Won,
Expiring 07/30/18	JPMorgan Chase	KRW	1,466,080	1,309,000	1,316,509	—	(7,509)
Swedish Krona,
Expiring 09/19/18	Bank of New York Mellon	SEK	370	42,000	41,566	434	—
Expiring 09/19/18	Goldman Sachs & Co.	SEK	4,471	503,000	502,320	680	—
Swiss Franc,
Expiring 07/18/18	Nomura Securities Co.	CHF	187	188,374	189,591	—	(1,217)
Expiring 09/19/18	Goldman Sachs & Co.	CHF	606	613,000	615,970	—	(2,970)
Expiring 09/19/18	Morgan Stanley	CHF	538	545,000	547,258	—	(2,258)
Turkish Lira,
Expiring 07/02/18	BNP Paribas	TRY	3,797	831,200	825,472	5,728	—
Expiring 07/02/18	BNP Paribas	TRY	1,519	332,480	330,189	2,291	—
Expiring 07/16/18	Deutsche Bank AG	TRY	1,942	440,833	419,696	21,137	—
Expiring 07/16/18	Morgan Stanley	TRY	4,046	919,167	874,292	44,875	—
Expiring 07/27/18	Deutsche Bank AG	TRY	1,224	257,400	263,187	—	(5,787)

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Turkish Lira (continued),
Expiring 07/27/18	Deutsche Bank AG	TRY	1,222	$257,400	$262,825	$—	$(5,425)
Expiring 08/02/18	Barclays Capital Group	TRY	1,975	415,600	423,476	—	(7,876)
Expiring 08/20/18	BNP Paribas	TRY	10,250	2,523,166	2,180,350	342,816	—
Expiring 08/20/18	Citigroup Global Markets	TRY	7,895	1,959,502	1,679,431	280,071	—
Expiring 08/20/18	Citigroup Global Markets	TRY	6,150	1,525,541	1,308,210	217,331	—

				$156,640,119	$152,224,349	4,568,482	(152,712)

						$4,846,121	$(2,429,891)

Cross currency exchange contract outstanding at June 30, 2018:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
09/19/18	Buy	CAD	1,743	MXN	27,974	$—	$(62,517)	Bank of New York Mellon
09/19/18	Buy	CAD	4,043	EUR	2,614	8,008	—	JPMorgan Chase
09/19/18	Buy	CHF	1,090	SEK	9,713	16,781	—	Morgan Stanley
09/19/18	Buy	CHF	1,090	SEK	9,716	16,474	—	Morgan Stanley
09/19/18	Buy	MXN	28,296	CAD	1,743	78,498	—	BNP Paribas
09/19/18	Buy	SEK	19,626	CHF	2,179	—	(11,144)	Deutsche Bank AG

						$119,761	(73,661)

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
Beazer Homes USA, Inc.	06/20/20	5.000%	(Q)	350	$(29,170)	$(31,840)	$2,670	Barclays Capital Group
Kingdom of Bahrain	06/20/23	1.000%	(Q)	135	16,856	9,382	7,474	JPMorgan Chase
Republic of Argentina	06/20/23	5.000%	(Q)	244	(4,215)	(10,803)	6,588	Hong Kong & Shanghai Bank
Republic of Argentina	06/20/23	5.000%	(Q)	179	(3,091)	(7,925)	4,834	Hong Kong & Shanghai Bank
Republic of Argentina	06/20/23	5.000%	(Q)	178	(3,075)	(8,263)	5,188	Hong Kong & Shanghai Bank
Republic of Argentina	06/20/23	5.000%	(Q)	134	(2,306)	(6,484)	4,178	Bank of America
Republic of Brazil	06/20/23	1.000%	(Q)	1,929	141,952	74,751	67,201	JPMorgan Chase
Republic of Brazil	06/20/23	1.000%	(Q)	649	49,217	49,457	(240)	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%	(Q)	518	38,082	30,946	7,136	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%	(Q)	481	35,396	27,136	8,260	Goldman Sachs & Co.
Republic of Brazil	06/20/23	1.000%	(Q)	473	34,807	27,286	7,521	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%	(Q)	473	34,807	27,286	7,521	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%	(Q)	464	34,182	26,599	7,583	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%	(Q)	423	31,128	17,496	13,632	BNP Paribas
Republic of Brazil	06/20/23	1.000%	(Q)	423	31,128	17,496	13,632	BNP Paribas
Republic of Brazil^	06/20/23	1.000%	(Q)	413	32,433	31,640	793	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%	(Q)	413	31,320	31,556	(236)	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%	(Q)	413	31,320	31,473	(153)	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%	(Q)	413	31,320	31,807	(487)	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%	(Q)	384	28,258	16,220	12,038	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%	(Q)	290	21,340	7,979	13,361	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%	(Q)	282	20,752	8,679	12,073	Barclays Capital Group
Republic of Brazil	06/20/23	1.000%	(Q)	224	16,484	5,927	10,557	Deutsche Bank AG
Republic of Colombia	06/20/23	1.000%	(Q)	331	3,450	4,584	(1,134)	Hong Kong & Shanghai Bank
Republic of Philippines	06/20/23	1.000%	(Q)	3,202	(12,430)	(39,710)	27,280	JPMorgan Chase
Republic of South Africa	06/20/23	1.000%	(Q)	2,402	121,851	59,716	62,135	Morgan Stanley
Republic of Turkey	06/20/23	1.000%	(Q)	330	27,702	23,529	4,173	Morgan Stanley
Republic of Turkey	06/20/23	1.000%	(Q)	250	20,987	18,636	2,351	Deutsche Bank AG
Republic of Turkey	06/20/23	1.000%	(Q)	239	20,063	18,309	1,754	Morgan Stanley
Republic of Turkey	06/20/23	1.000%	(Q)	165	13,851	11,696	2,155	Goldman Sachs & Co.
Republic of Turkey	06/20/23	1.000%	(Q)	26	2,182	1,839	343	Morgan Stanley
United Mexican States	06/20/20	1.000%	(Q)	1,765	(12,199)	15,519	(27,718)	JPMorgan Chase
United Mexican States	09/20/20	1.000%	(Q)	1,765	(11,229)	23,388	(34,617)	Bank of America
United Mexican States	06/20/23	1.000%	(Q)	783	11,724	4,961	6,763	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1) (continued):
United Mexican States	06/20/23	1.000%	(Q)	678	$10,152	$4,081	$6,071	Barclays Capital Group
United Mexican States	06/20/23	1.000%	(Q)	626	9,373	3,936	5,437	Citigroup Global Markets
United Mexican States	06/20/23	1.000%	(Q)	545	8,160	2,869	5,291	Deutsche Bank AG
United Mexican States	06/20/23	1.000%	(Q)	420	6,289	7,563	(1,274)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%	(Q)	409	6,124	7,457	(1,333)	Barclays Capital Group
United Mexican States	06/20/23	1.000%	(Q)	408	6,109	7,488	(1,379)	Barclays Capital Group
United Mexican States	06/20/23	1.000%	(Q)	408	6,109	7,347	(1,238)	Barclays Capital Group
United Mexican States	06/20/23	1.000%	(Q)	408	6,109	7,164	(1,055)	Barclays Capital Group
United Mexican States	06/20/23	1.000%	(Q)	404	6,049	3,298	2,751	Citigroup Global Markets
United Mexican States	06/20/23	1.000%	(Q)	368	5,510	3,597	1,913	Citigroup Global Markets
United Mexican States	06/20/23	1.000%	(Q)	326	4,881	5,944	(1,063)	Barclays Capital Group
United Mexican States	06/20/23	1.000%	(Q)	322	4,822	2,011	2,811	Barclays Capital Group

					$884,564	$613,023	$271,541

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Beazer Homes USA, Inc.	06/20/23	5.000%	(Q)	350	3.868%	$17,531	$29,259	$(11,728)	Barclays Capital Group
Beazer Homes USA, Inc.^	06/20/23	5.000%	(Q)	100	3.868%	4,781	4,572	209	Goldman Sachs & Co.
United Mexican States	06/20/20	1.000%	(Q)	1,765	0.659%	12,199	(18,087)	30,286	Bank of America
United Mexican States	09/20/20	1.000%	(Q)	1,765	0.722%	11,229	(20,290)	31,519	JPMorgan Chase

						$45,740	$(4,546)	$50,286

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.29.V1	12/20/22	5.000%	(Q)	2,340	$(154,665)	$(147,560)	$7,105
CDX.NA.HY.30.V1	06/20/23	5.000%	(Q)	1,030	(71,144)	(60,895)	10,249
CDX.NA.IG.30.V1	06/20/23	1.000%	(Q)	14,243	(251,238)	(215,459)	35,779

					$(477,047)	$(423,914)	$53,133

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1):
CMBX.NA.6.AAA	05/11/63	0.500%(M)	1,508	$(9,941)	$470	$(10,411)	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500%(M)	1,311	(8,641)	(987)	(7,654)	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500%(M)	936	(6,173)	188	(6,361)	Deutsche Bank AG
CMBX.NA.6.BBB-	05/11/63	3.000%(M)	200	20,631	19,354	1,277	JPMorgan Chase
CMBX.NA.9.A	09/17/58	2.000%(M)	902	17,647	15,426	2,221	Credit Suisse First Boston Corp.
CMBX.NA.9.A	09/17/58	2.000%(M)	500	9,783	9,238	545	Credit Suisse First Boston Corp.
CMBX.NA.9.A	09/17/58	2.000%(M)	290	5,673	5,871	(198)	Citigroup Global Markets
CMBX.NA.9.A	09/17/58	2.000%(M)	290	5,673	5,513	160	Credit Suisse First Boston Corp.
CMBX.NA.9.A	09/17/58	2.000%(M)	150	2,935	3,035	(100)	Goldman Sachs & Co.
CMBX.NA.9.AAA	09/17/58	0.500%(M)	930	323	11,466	(11,143)	Credit Suisse First Boston Corp.
CMBX.NA.9.AAA	09/17/58	0.500%(M)	750	260	9,380	(9,120)	Deutsche Bank AG
CMBX.NA.9.AAA	09/17/58	0.500%(M)	630	219	7,767	(7,548)	Morgan Stanley
CMBX.NA.9.AAA	09/17/58	0.500%(M)	530	184	6,534	(6,350)	Morgan Stanley
CMBX.NA.9.AAA	09/17/58	0.500%(M)	340	118	4,602	(4,484)	Morgan Stanley

				$38,691	$97,857	$(59,166)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.BBB-	05/11/63	3.000%(M)	200	*	$(20,631)	$(16,565)	$(4,066)	Credit Suisse First Boston Corp.
CMBX.NA.7.AAA	01/17/47	0.500%(M)	5,000	*	28,794	(167,075)	195,869	Morgan Stanley
CMBX.NA.8.A	10/17/57	2.000%(M)	390	*	(8,995)	(22,382)	13,387	Goldman Sachs & Co.
CMBX.NA.8.A	10/17/57	2.000%(M)	160	*	(3,690)	(16,825)	13,135	Goldman Sachs & Co.
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	720	*	(74,120)	(64,660)	(9,460)	Credit Suisse First Boston Corp.
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	530	*	(54,561)	(58,267)	3,706	Deutsche Bank AG
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	231	*	(23,780)	(24,607)	827	Credit Suisse First Boston Corp.
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	189	*	(19,457)	(23,258)	3,801	Deutsche Bank AG
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	170	*	(17,501)	(21,727)	4,226	Morgan Stanley
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	160	*	(16,472)	(19,980)	3,508	Morgan Stanley
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	150	*	(15,442)	(14,474)	(968)	Morgan Stanley
CBMX.NA.9.BBB-	09/17/58	3.000%(M)	63	*	(5,659)	(7,761)	2,102	Morgan Stanley
CMBX.NA.10.A	11/17/59	2.000%(M)	760	*	(15,628)	(34,891)	19,263	Deutsche Bank AG
CMBX.NA.10.A	11/17/59	2.000%(M)	380	*	(7,814)	(17,736)	9,922	Deutsche Bank AG

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2) (continued):
CMBX.NA.10.BBB-	11/17/59	3.000%(M)	25	*	$(2,245)	$(2,259)	$14	JPMorgan Chase

					$(257,201)	$(512,467)	$255,266

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. The implied credit spread is not readily available.

Inflation swap agreement outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	8,400	06/15/28	1.631%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$6,128	$6,128

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	51,920	08/15/27	0.944%(A)	6 Month EURIBOR(2)(S)	$—	$717,612	$717,612
MXN	172,790	01/28/19	7.361%(M)	28 Day Mexican Interbank Rate(1)(M)	—	45,356	45,356
MXN	60,023	02/22/21	7.658%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(25,847)	(25,847)

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (continued):
MXN	28,435	10/14/22	7.105%(M)	28 Day Mexican Interbank Rate(1)(M)	$(35)	$41,714	$41,749
MXN	21,573	10/14/22	7.110%(M)	28 Day Mexican Interbank Rate(1)(M)	(26)	31,447	31,473
MXN	51,104	06/19/23	7.940%(M)	28 Day Mexican Interbank Rate(2)(M)	9	7,481	7,472
MXN	18,660	07/17/25	6.320%(M)	28 Day Mexican Interbank Rate(2)(M)	111	(84,050)	(84,161)
PLN	4,227	03/06/28	2.955%(A)	6 Month WIBOR(1)(S)	—	(9,009)	(9,009)
	620	08/25/25	2.130%(S)	3 Month LIBOR(2)(Q)	—	(28,837)	(28,837)
	437	09/11/25	2.272%(S)	3 Month LIBOR(1)(Q)	—	16,125	16,125
	350	03/14/28	2.938%(S)	3 Month LIBOR(1)(Q)	—	(3,172)	(3,172)
	160	03/19/28	2.889%(S)	3 Month LIBOR(1)(Q)	—	(258)	(258)
ZAR	17,970	03/06/28	7.660%(Q)	3 Month JIBAR(1)(Q)	39	52,915	52,876
ZAR	17,705	03/06/28	7.640%(Q)	3 Month JIBAR(1)(Q)	37	53,974	53,937
ZAR	20,990	06/20/28	7.940%(Q)	3 Month JIBAR(1)(Q)	—	35,947	35,947
ZAR	14,595	06/20/28	7.935%(Q)	3 Month JIBAR(1)(Q)	—	25,360	25,360
ZAR	14,590	06/20/28	7.925%(Q)	3 Month JIBAR(1)(Q)	—	26,082	26,082
ZAR	14,475	06/20/28	7.918%(Q)	3 Month JIBAR(1)(Q)	—	26,383	26,383
ZAR	12,123	06/20/28	7.895%(Q)	3 Month JIBAR(1)(Q)	—	23,491	23,491

					$135	$952,714	$952,579

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
MXN	65,954	11/21/18	7.060%(M)	28 Day Mexican Interbank Rate(2)(M)	$(15,879)	$—	$(15,879)	JPMorgan Chase
MXN	54,962	11/21/18	7.070%(M)	28 Day Mexican Interbank Rate(2)(M)	(13,102)	—	(13,102)	Citigroup Global Markets
MXN	93,800	11/28/18	6.980%(M)	28 Day Mexican Interbank Rate(2)(M)	(26,319)	—	(26,319)	Citigroup Global Markets
MXN	53,211	11/28/18	6.980%(M)	28 Day Mexican Interbank Rate(2)(M)	(14,930)	—	(14,930)	JPMorgan Chase
MXN	4,154	12/05/18	4.770%(M)	28 Day Mexican Interbank Rate(1)(M)	3,224	32	3,192	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (continued):
MXN	4,154	12/06/18	4.760%(M)	28 Day Mexican Interbank Rate(1)(M)	$3,316	$32	$3,284	Citigroup Global Markets
MXN	4,154	12/06/18	4.700%(M)	28 Day Mexican Interbank Rate(1)(M)	3,374	32	3,342	Bank of America
MXN	9,298	07/17/25	6.325%(M)	28 Day Mexican Interbank Rate(2)(M)	(41,718)	(48)	(41,670)	Citigroup Global Markets
MXN	27,703	08/06/25	6.321%(M)	28 Day Mexican Interbank Rate(2)(M)	(125,677)	(140)	(125,537)	Goldman Sachs & Co.
MXN	27,569	08/11/25	6.310%(M)	28 Day Mexican Interbank Rate(1)(M)	126,069	—	126,069	Bank of America
MXN	27,569	08/11/25	6.310%(M)	28 Day Mexican Interbank Rate(1)(M)	126,069	—	126,069	Bank of America
MXN	1,127	12/05/25	6.270%(M)	28 Day Mexican Interbank Rate(2)(M)	(5,494)	(34)	(5,460)	Bank of America

					$18,933	$(126)	$19,059

Cash of $2,327,430 and $239,000 has been segregated with JPMorgan Chase and Morgan Stanley, respectively, to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2018:

Counterparty	Termination Date	Long/(Short) Notional Amount (000)	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
BNP Paribas	02/07/19	(130)	Pay quarterly variable payments on Superior Energy Services, Inc. and receive quarterly fix payments on 3 Month LIBOR plus 5 bps	$15,267	$—	$15,267

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$850,819	$(657,078)	$956,668	$(404,415)

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Reverse Repurchase Agreements outstanding at June 30, 2018:

Broker	Interest Rate	Trade Date	Value at June 30, 2018	Maturity Date	Cost
Bank of America	2.300%	06/29/2018	$23,592,920	07/02/2018	$23,592,920
Bank of America	2.300%	06/29/2018	23,086,700	07/02/2018	23,086,700
Bank of America	2.300%	06/29/2018	16,807,200	07/02/2018	16,807,200
Bank of America	2.300%	06/29/2018	8,380,125	07/02/2018	8,380,125
Bank of America	1.900%	06/29/2018	2,464,406	07/02/2018	2,464,406
Barclays Capital Group	1.250%	05/22/2018	175,473	Open	175,473
JP Morgan Chase	2.200%	06/29/2018	29,040,000	07/02/2018	29,040,000

			$103,546,824		$103,546,824

The aggregate value of Reverse Repurchase Agreements is $103,546,824. U.S. treasury securities and corporate bonds with a combined market value of $103,101,900 have been segregated to cover the requirement for the reverse repurchase agreements outstanding as of June 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$45,937,033	$—
Collateralized Loan Obligations	—	166,108,966	1,069,999
Consumer Loans	—	23,731,788	—
Credit Cards	—	7,956,395	—
Home Equity Loans	—	21,660,484	—
Manufactured Housing	—	3,419,952	—
Other	—	23,841,375	23,292,657
Residential Mortgage-Backed Securities	—	76,661,017	3,991,798
Student Loans	—	10,592,313	—
Bank Loans	—	34,176,550	29,023,212
Commercial Mortgage-Backed Securities	—	137,447,250	434,403
Convertible Bonds	—	3,353,623	—
Corporate Bonds	—	1,099,270,998	—
Municipal Bonds	—	121,388,050	—
Residential Mortgage-Backed Securities	—	164,657,683	2,121,669
Sovereign Bonds	—	184,568,253	—
U.S. Government Agency Obligations	—	913,593,628	—
U.S. Treasury Obligations	—	612,548,819	—
Common Stocks	5,521,728	—	—
Preferred Stock	3,441,700	—	—
Affiliated Mutual Funds	92,202,647	—	—
Borrowed Bond Agreements	—	4,068,329	—
Certificates of Deposit	—	26,551,518	—
Commercial Paper	—	20,828,774	—
Foreign Treasury Obligations	—	42,613,001	—
Options Purchased	—	3,980,838	—
Borrowed Bonds - Short	—	(4,059,608)	—
Options Written	—	(1,122,908)	—
Other Financial Instruments*
Forward Commitment Contracts	—	(66,307,967)	—
Futures Contracts	(2,455,410)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,416,230	—
OTC Cross Currency Exchange Contracts	—	46,100	—

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
OTC Credit Default Swap Agreements	$—	$674,580	$37,214
Centrally Cleared Credit Default Swap Agreements	—	53,133	—
Centrally Cleared Inflation Swap Agreements	—	6,128	—
Centrally Cleared Interest Rate Swap Agreements	—	952,579	—
OTC Interest Rate Swap Agreements	—	18,933	—
OTC Total Return Swap Agreements	—	15,267	—

Total	$98,710,665	$3,681,649,104	$59,970,952

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Collateralized Loan Obligations	Asset-Backed Securities- Other	Asset-Backed Securities-Residential Mortgage-Backed Securities	Bank Loans
Balance as of 12/31/17	$1,999,999	$1,428,374	$7,298,459	$16,284,222
Realized gain (loss)	—	—	(11,654)	87,490
Change in unrealized appreciation (depreciation)**	—	(709)	(443,877)	(246,923)
Purchases/Exchanges/Issuances	—	22,000,000	387,799	23,652,796
Sales/Paydowns	—	(135,008)	(898,266)	(10,760,854)
Accrued discount/premium	—	—	329,336	6,481
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(930,000)	—	(2,669,999)	—

Balance as of 6/30/18	$1,069,999	$23,292,657	$3,991,798	$29,023,212

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$(709)	$(443,877)	$(617,549)

	Commercial Mortgage-Backed Securities	Corporate Bonds	Residential Mortgage-Backed Securities	Credit Default Swap Agreements
Balance as of 12/31/17	$—	$146,399	$2,203,834	$—
Realized gain(loss)	—	—	(347)	—
Change in unrealized appreciation (depreciation)**	2,434	—	(55,808)	37,214
Purchases/Exchanges/Issuances	431,957	—	—	—
Sales/Paydowns	—	—	(25,495)	—
Accrued discount/premium	12	—	(515)	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(146,399)	—	—

Balance as of 6/30/18	$434,403	$—	$2,121,669	$37,214

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$2,434	$—	$55,808	$37,214

*

Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2018	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Collateralized Loan Obligations	$1,069,999	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities-Other	1,292,657	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities-Other	22,000,000	Pricing at Cost	Unadjusted Purchase Price

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Level 3 Securities	Fair Value as of June 30, 2018	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Residential Mortgage Backed Securities	3,991,798	Market Approach	Single Broker Indicative Quote
Bank Loans	15,311,086	Market Approach	Single Broker Indicative Quote
Bank Loans	6,611,022	Pricing at Cost	Unadjusted Purchase Price
Bank Loans	7,101,104	Stale Pricing	Unadjusted Last Trade Price
Commercial Mortgage-Backed Securities	434,403	Evaluated Bid	Comparable Security Data
Residential Mortgage Backed Securities	2,121,669	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	37,214	Market Approach	Single Broker Indicative Quote

	$59,970,952

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities-Collateralized Loan Obligations	$930,000	L3 to L2	Cost to Evaluated Bid
Asset-Backed Securities-Residential Mortgage-Backed Securities	$2,669,999	L3 to L2	Cost to Evaluated Bid
Corporate Bonds	$146,399	L3 to L2	Cost to Evaluated Bid

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

U.S. Government Agency Obligations	25.7%
U.S. Treasury Obligations	17.3
Banks	8.2
Residential Mortgage-Backed Securities	7.0
Sovereign Bonds	5.2
Collateralized Loan Obligations	4.7
Commercial Mortgage-Backed Securities	3.9
Municipal Bonds	3.4
Oil & Gas	2.9
Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	2.6
Telecommunications	2.4
Electric	1.6
Auto Manufacturers	1.6
Diversified Financial Services	1.5
Pipelines	1.5
Other	1.3
Media	1.3
Automobiles	1.3
Foreign Treasury Obligations	1.2
Pharmaceuticals	1.1
Healthcare-Services	0.8
Chemicals	0.8
Semiconductors	0.8
Certificates of Deposit	0.7
Consumer Loans	0.7

Software	0.7%
Real Estate Investment Trusts (REITs)	0.7
Home Equity Loans	0.6
Commercial Services	0.6
Commercial Paper	0.6
Aerospace & Defense	0.5
Retail	0.5
Computers	0.5
Mining	0.3
Building Materials	0.3
Healthcare-Products	0.3
Airlines	0.3
Student Loans	0.3
Hotels, Restaurants & Leisure	0.3
Oil & Gas Services	0.2
Biotechnology	0.2
Insurance	0.2
Credit Cards	0.2
Beverages	0.2
Transportation	0.2
Internet	0.2
Capital Markets	0.2
Forest Products & Paper	0.2
Entertainment	0.1
Home Builders	0.1
Miscellaneous Manufacturing	0.1
Agriculture	0.1
Trucking & Leasing	0.1
Foods	0.1
Borrowed Bonds	0.1
Options Purchased	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification (continued):

Electrical Components & Equipment	0.1%
Manufactured Housing	0.1
Environmental Control	0.1
Holding Companies-Diversified	0.1
Engineering & Construction	0.1
Consumer Finance	0.1
Housewares	0.1
Oil, Gas & Consumable Fuels	0.1
Machinery-Diversified	0.1
Electronics	0.1
Personal Products	0.1
Machinery-Construction & Mining	0.1
Auto Parts & Equipment	0.1
Gas	0.1
Containers & Packaging	0.0	*
Packaging & Containers	0.0	*
Iron/Steel	0.0	*
Distribution/Wholesale	0.0	*
Waste Management	0.0	*
Machinery	0.0	*

Energy Equipment & Services	0.0	%*
Trading Companies & Distributors	0.0	*
Advertising	0.0	*
Household Products	0.0	*
Household Durables	0.0	*
Leisure Time	0.0	*
Commercial Services & Supplies	0.0	*
Office/Business Equipment	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
IT Services	0.0	*
Lodging	0.0	*

	110.0
Borrowed Bond - Short	(0.1)
Options Written	(0.1)
Liabilities in excess of other assets	(9.8)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$53,133	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	850,723		Premiums received for OTC swap agreements	656,856
Credit contracts	Unrealized appreciation on OTC swap agreements	679,445		Unrealized depreciation on OTC swap agreements	161,518
Equity contracts	Unrealized appreciation on OTC swap agreements	15,267		—	—
Foreign exchange contracts	Unaffiliated investments	1,219,303		Options written outstanding, at value	331,399
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	119,761		Unrealized depreciation on OTC cross currency exchange contracts	73,661
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	4,846,121		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,429,891
Interest rate contracts	Due from/to broker — variation margin futures	511,193	*	Due from/to broker — variation margin futures	2,966,603	*
Interest rate contracts	Due from/to broker — variation margin swaps	1,109,991	*	Due from/to broker — variation margin swaps	151,284	*
Interest rate contracts	Premiums paid for OTC swap agreements	96		Premiums received for OTC swap agreements	222
Interest rate contracts	Unaffiliated investments	2,761,535		Options written outstanding, at value	791,509
Interest rate contracts	Unrealized appreciation on OTC swap agreements	261,956		Unrealized depreciation on OTC swap agreements	242,897

Total		$12,428,524			$7,805,840

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Contracts	Swaps
Credit contracts	$(26,689)	$26,897	$—	$—	$(173,457)
Equity contracts	—	—	(110,996)	—	(32,384)
Foreign exchange contracts	(3,149,445)	2,060,297	—	(628,350)	—
Interest rate contracts	(482,587)	2,645,005	6,201,776	—	(1,684,063)

Total	$(3,658,721)	$4,732,199	$6,090,780	$(628,350)	$(1,889,904)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$732,074
Equity contracts	—	—	—	—	16,551
Foreign exchange contracts	1,204,628	(915,089)	—	2,875,677	—
Interest rate contracts	854,284	(781,754)	(2,499,484)	—	1,403,523

Total	$2,058,912	$(1,696,843)	$(2,499,484)	$2,875,677	$2,152,148

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts- Long Positions(4)	Futures Contracts- Short Positions(4)	Forward Foreign Currency Exchange Contracts- Purchased(3)	Forward Foreign Currency Exchange Contracts- Sold(3)
$3,908,381	$479,444,934	$550,984,663	$361,584,443	$66,029,500	$172,048,677

Cross Currency Exchange Contracts(2)	Credit Default Swap Agreements- Buy Protection(4)	Credit Default Swap Agreements- Sell Protection(4)	Inflation Swap Agreements(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$12,750,361	$43,928,035	$14,432,746	$5,642,583	$998,831,457	$15,031,032

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	N/A	$64,408,157	$(64,408,157)	$—
Borrowed Bond Agreements	Barclays Capital Group	4,068,325	(4,059,608)	8,717
Reverse Repurchase Agreements	Bank of America	74,331,351	(74,059,278)	272,073
Reverse Repurchase Agreements	Barclays Capital Group	175,473	(175,473)	—
Reverse Repurchase Agreements	JPMorgan Chase	29,040,000	(28,865,117)	174,883

		$172,023,306

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$332,749	$(103,235)	$229,514	$(229,514)	$—
Bank of New York Mellon	21,821	(80,082)	(58,261)	—	(58,261)
Barclays Capital Group	858,933	(117,667)	741,266	(39,883)	701,383
BNP Paribas	1,257,110	(1,555,937)	(298,827)	—	(298,827)
Citigroup Global Markets	1,134,701	(118,508)	1,016,193	(422,839)	593,354
Credit Suisse First Boston Corp.	45,396	(138,437)	(93,041)	93,041	—
Deutsche Bank AG	1,308,904	(363,849)	945,055	—	945,055
Goldman Sachs & Co.	438,730	(384,193)	54,537	(54,537)	—
Hong Kong & Shanghai Bank	458,174	(156,655)	301,519	(70,000)	231,519
JPMorgan Chase	3,469,992	(1,125,304)	2,344,688	(2,344,688)	—
Morgan Stanley	1,154,490	(382,226)	772,264	(772,264)	—
NatWest Markets PLC	64,077	(15,048)	49,029	—	49,029
Nomura Securities Co.	9,841	(1,217)	8,624	(8,624)	—
Royal Bank of Scotland Group PLC	279	(3,203)	(2,924)	2,924	—
Standard Chartered PLC	31,240	(15,631)	15,609	—	15,609
State Street Bank	4,398	—	4,398	—	4,398
Toronto Dominion	2,579	—	2,579	—	2,579
UBS AG	160,793	(126,761)	34,032	—	34,032

	$10,754,207	$(4,687,953)	$6,066,254	$(3,846,384)	$2,219,870

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $64,408,157:
Unaffiliated investments (cost $3,889,293,016)	$3,817,853,803
Affiliated investments (cost $92,202,647)	92,202,647
Foreign currency, at value (cost $6,168,028)	6,100,549
Receivable for investments sold	360,524,157
Dividends and interest receivable	23,007,560
Unrealized appreciation on OTC forward foreign currency contracts	4,846,121
Receivable for portfolio shares sold	3,950,712
Deposit with broker for futures	3,454,481
Deposit with broker for centrally cleared swaps	2,566,430
Unrealized appreciation on OTC swap agreements	956,668
Premiums paid for OTC swap agreements	850,819
Unrealized appreciation on OTC cross currency exchange contracts	119,761
Due from broker-variation margin swaps	68,146
Prepaid expenses	3,934

Total Assets	4,316,505,788

LIABILITIES:
Payable for investments purchased	507,433,307
Reverse repurchase agreements	103,546,824
Forward commitment contracts, at value (proceeds received $66,172,014)	66,307,967
Payable to broker for collateral for securities on loan	65,930,161
Cash segregated from counterparty - OTC	4,987,838
Borrowed Bonds - Short (proceeds received $4,091,912)	4,059,608
Unrealized depreciation on OTC forward foreign currency contracts	2,429,891
Payable to custodian	2,317,872
Options written outstanding, at value (premiums received $1,132,438)	1,122,908
Premiums received for OTC swap agreements	657,078
Management fees payable	644,199
Interest payable on reverse repurchase agreements	429,703
Unrealized depreciation on OTC swap agreements	404,415
Accrued expenses and other liabilities	330,039
Payable for portfolio shares repurchased	261,245
Due to broker-variation margin futures	199,022
Distribution fee payable	121,542
Interest payable on borrowed bonds - short	76,357
Unrealized depreciation on OTC cross currency exchange contracts	73,661
Affiliated transfer agent fee payable	365

Total Liabilities	761,334,002

NET ASSETS	$3,555,171,786

Net assets were comprised of:
Partners Equity	$3,555,171,786

Net asset value and redemption price per share, $3,555,171,786 / 264,352,952 outstanding shares of beneficial interest	$13.45

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income	$63,495,696
Unaffiliated dividend income	238,857
Affiliated dividend income	232,363
Income from securities lending, net (including affiliated income of $140,497)	153,810

64,120,726

EXPENSES
Management fees	8,244,851
Distribution fee	4,523,629
Interest expense on borrowed bonds - short and reverse repurchase agreements	1,864,668
Custodian and accounting fees	358,287
Audit fee	35,581
Trustees’ fees	22,741
Shareholders’ reports	16,130
Legal fees and expenses	9,811
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	34,409

Total expenses	15,113,573
Less: Fee waivers and/or expense reimbursement	(633,308)

Net expenses	14,480,265

NET INVESTMENT INCOME (LOSS)	49,640,461

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $4,712)	(31,472,768)
Futures transactions	6,090,780
Options written transactions	4,732,199
Short sales transactions	3,014,837
Swap agreements transactions	(1,889,904)
Forward and cross currency contracts transactions	(628,350)
Foreign currency transactions	(5,494,483)

(25,647,689)

Net change in unrealized appreciation (depreciation) on:
Investments and other assets (including affiliated of $3,461)	(77,892,591)
Futures	(2,499,484)
Options written	(1,696,843)
Short sales	757,025
Swap agreements	2,152,148
Forward and cross currency contracts	2,875,677
Foreign currencies	(66,151)

(76,370,219)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(102,017,908)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(52,377,447)

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (continued)

STATEMENT OF CASH FLOWS

(unaudited)

Six Months Ended June 30, 2018

INCREASE (DECREASE) IN CASH FLOWS FROM OPERATING ACTIVITIES:
Interest and dividends received	$65,314,261
Operating expenses paid	(12,654,000)
Dividends and interest paid on securities sold short	(1,942,673)
Purchases of long-term portfolio investments	(5,039,026,525)
Net purchases and sales of short-term portfolio investments	(32,989,144)
Proceeds from disposition of long-term portfolio investments	5,734,746,451
Net payments for cover of short sales	(5,287,420,212)
Net proceeds received from securities sold short	5,125,223,049
Net proceeds from futures transactions	4,892,199
Net proceeds from swap agreements transactions	1,927,127
Net proceeds from options written transactions	2,707,132
Net payments for foreign currency transactions	(5,560,634)
Net payments for forward foreign currency transactions	(628,350)
(Increase) Decrease in Assets:
Prepaid expenses	22,728
Cash segregated for counterparty - OTC	20,000
Increase (Decrease) in Liabilities:
Reverse repurchase agreements	(409,162,139)
Payable to broker for collateral for securities on loan	29,492,521
Cash segregated from counterparty - OTC	4,304,638
Interest payable on reverse repurchase agreements	4,423

NET CASH PROVIDED FROM OPERATING ACTIVITIES	179,270,852

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from fund share sold	94,371,409
Payment of fund share repurchased	(276,812,200)
Increase in borrowing	2,317,872

NET CASH USED IN FINANCING ACTIVITIES	(180,122,919)

Net change in cash and foreign currency, at value	(852,067)
Cash at beginning of period*	6,952,616

CASH AND FOREIGN CURRENCY, AT VALUE AT END OF PERIOD	$6,100,549

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS TO NET CASH PROVIDED FROM
OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$52,377,447

Increase in investments	534,769,359
Net realized loss on investment and foreign currency transactions	25,647,689
Increase in net unrealized depreciation on investments and foreign currency transactions	76,370,219
(Increase) Decrease in Assets:
Receivable for investments sold	293,775,752
Dividends and interest receivable	1,193,535
Unrealized appreciation on OTC forward foreign currency contracts	(3,281,214)
Deposit with broker for futures	1,543,632
Deposit with broker for centrally cleared swaps	2,336,000
Unrealized appreciation on OTC swap agreements	878,528
Premiums paid for OTC swap agreements	(400,948)
Unrealized appreciation on OTC cross currency currency contracts	(72,133)
Due from broker-variation margin swaps	(68,146)
Prepaid expenses	22,728
Cash segregated for counterparty - OTC	20,000
Increase (Decrease) in Liabilities:
Payable for investments purchased	(324,435,903)
Reverse repurchase agreements	(409,162,139)
Payable to broker for collateral for securities on loan	29,492,521
Cash segregated from counterparty - OTC	4,304,638
Unrealized depreciation on OTC forward foreign currency contracts	419,892
Options written outstanding	(328,224)
Premiums received for OTC swap agreements	(370,527)
Management fees payable	(79,002)
Interest payable on reverse repurchase agreements	4,423
Unrealized depreciation on OTC swap agreements	(674,960)
Accrued expenses and other liabilities	74,214
Due to broker-variation margin futures	(242,729)
Due to broker-variation margin swaps	(35,064)
Distribution fee payable	(33,559)
Interest payable on borrowed bonds - short	(78,005)
Unrealized depreciation on OTC cross currency exchange contracts	57,778
Deferred trustees’ fees	(56)

Total Adjustments	231,648,299

NET CASH PROVIDED FROM OPERATING ACTIVITIES	$179,270,852

*	Cash at the beginning of period includes foreign currency, at value.

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$49,640,461	$94,491,110
Net realized gain (loss) on investment and foreign currency transactions	(25,647,689)	(5,728,372)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(76,370,219)	68,008,763

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(52,377,447)	156,771,501

FUND SHARE TRANSACTIONS:
Fund share sold [6,876,789 and 21,051,391 shares, respectively]	92,698,918	281,895,560
Fund share repurchased [20,419,179 and 21,248,833 shares, respectively]	(274,436,823)	(284,795,192)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(181,737,905)	(2,899,632)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(234,115,352)	153,871,869
NET ASSETS:
Beginning of period	3,789,287,138	3,635,415,269

End of period	$3,555,171,786	$3,789,287,138

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST BLACKROCK LOW DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 93.6% ASSET-BACKED SECURITIES — 23.7%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles — 11.8%
Ally Auto Receivables Trust, Series 2018-3, Class A2^	2.720%		05/17/21	1,000	$999,975
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3	1.870%		08/18/21	490	486,354
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A3	3.070%		12/19/22	1,490	1,489,872
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 144A	3.150%		05/15/23	1,890	1,890,637
CarMax Auto Owner Trust, Series 2018-2, Class A3	2.980%		01/17/23	2,600	2,598,700
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 144A	2.420%		11/15/23	5,662	5,652,937
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 144A	2.150%		04/15/24	6,160	6,118,700
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 144A	2.560%		10/15/25	2,350	2,336,805
Credit Acceptance Auto Loan Trust 2018-1, Series 2018-1A, Class A, 144A	3.010%		02/16/27	2,725	2,698,801
Drive Auto Receivables Trust, Series 2017-2, Class B	2.250%		06/15/21	890	888,666
Drive Auto Receivables Trust 2018-2, Series 2018-2, Class A3	2.880%		06/15/21	2,230	2,229,650
Enterprise Fleet Financing LLC, Series 2015-2, Class A3, 144A	2.090%		02/22/21	3,239	3,229,313
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	1,784	1,776,389
Enterprise Fleet Financing LLC, Series 2016-2, Class A3, 144A	2.040%		02/22/22	1,710	1,684,909
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	650	646,407
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 144A	2.600%		07/20/22	550	545,514
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 144A	2.130%		05/22/23	1,810	1,792,410
Ford Credit Floorplan Master Owner Trust, Series 2016-1, Class A1	1.760%		02/15/21	2,139	2,127,663
Ford Credit Floorplan Master Owner Trust, Series 2015-5, Class A	2.390%		08/15/22	2,235	2,206,906
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1	1.950%		11/15/21	1,800	1,776,868
Honda Auto Receivables Owner Trust, Series 2016-2, Class A3	1.390%		04/15/20	1,931	1,921,227
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 144A	1.810%		03/15/21	2,585	2,569,694
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A4	1.750%		12/15/21	4,310	4,276,266
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A, 1 Month LIBOR + 0.700%, 144A	2.773%	(c)	05/17/21	3,250	3,265,444
Mercedes-Benz Master Owner Trust, Series 2018-BA, Class A, 1 Month LIBOR + 0.340%, 144A	2.274%	(c)	05/15/23	4,110	4,109,995
Nissan Auto Receivables Owner Trust, Series 2015-B, Class A4	1.790%		01/17/22	3,900	3,861,894
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2	1.540%		06/15/21	3,380	3,340,868

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Automobiles (continued)
Nissan Master Owner Trust Receivables, Series 2017-C, Class A, 1 Month LIBOR + 0.320%	2.393%	(c)	10/17/22	3,100	$3,101,857
Prestige Auto Receivables Trust, Series 2017-1A, Class A3, 144A	2.050%		10/15/21	3,695	3,661,953
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3	1.770%		09/15/20	440	439,155
Santander Drive Auto Receivables Trust, Series 2018-3, Class A3	3.030%		02/15/22	460	460,190
Santander Drive Auto Receivables Trust 2018-2, Series 2018-2, Class A3	2.750%		09/15/21	2,650	2,646,198
Toyota Auto Receivables 2018-A Owner Trust, Series 2018-A, Class A3	2.350%		05/16/22	2,690	2,662,805
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 144A	1.590%		05/20/25	202	200,744
Wheels SPV 2 LLC, Series 2017-1A, Class A2, 144A	1.880%		04/20/26	413	408,983

					80,104,749

Collateralized Debt Obligations — 0.5%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2016-FL1A, Class A, 1 Month LIBOR + 1.700%, 144A	3.773%	(c)	09/15/26	1,150	1,148,931
BSPRT Issuer Ltd. (Cayman Islands), Series 2018-FL3, Class A, 1 Month LIBOR + 1.050%, 144A	3.123%	(c)	03/15/28	1,960	1,953,384

					3,102,315

Collateralized Loan Obligations — 2.4%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2R, 3 Month LIBOR + 1.100%, 144A	3.448%	(c)	07/15/26	1,760	1,759,733
ALM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R2, 3 Month LIBOR + 0.890%, 144A	2.976%	(c)	04/16/27	950	950,261
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-4RA, Class A, 3 Month LIBOR + 1.050%, 144A	3.409%	(c)	01/28/31	2,000	1,999,009
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-3A, Class AR, 3 Month LIBOR + 0.890%, 144A	3.249%	(c)	10/29/25	1,590	1,589,765
BSPRT Ltd. (Cayman Islands), Series 2017-FL1, Class A, 1 Month LIBOR + 1.350%, 144A	3.423%	(c)	06/15/27	1,180	1,180,811
Mountain Hawk CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 3 Month LIBOR + 1.160%, 144A	3.519%	(c)	07/22/24	483	482,808
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A	3.198%	(c)	01/15/28	2,455	2,443,002
Oaktree CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1AR, 3 Month LIBOR + 1.220%, 144A	3.579%	(c)	10/20/26	1,000	1,000,290
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1AR, 3 Month LIBOR + 1.220%, 144A	3.573%	(c)	10/17/27	5,000	5,003,891

					16,409,570

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Consumer Loans — 0.3%
Lendmark Funding Trust 2018-1, Series 2018-1A, Class A, 144A	3.810%		12/21/26	2,190	$2,198,823

Credit Cards — 1.6%
BA Credit Card Trust, Series 2018-A2, Class A2	3.000%		09/15/23	1,305	1,305,201
Capital One Multi-Asset Execution Trust, Series 2018-A1, Class A1	3.010%		02/15/24	1,740	1,743,263
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3	1.920%		04/07/22	2,430	2,388,855
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%		10/17/22	3,322	3,263,245
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	2,500	2,497,901

					11,198,465

Equipment — 1.1%
CNH Equipment Trust, Series 2016-B, Class A3	1.630%		08/15/21	2,082	2,063,502
CNH Equipment Trust 2018-A, Series 2018-A, Class A3	3.120%		07/17/23	4,090	4,098,220
John Deere Owner Trust, Series 2017-B, Class A3	1.820%		10/15/21	1,245	1,226,912

					7,388,634

Home Equity Loans — 0.2%
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2, 1 Month LIBOR + 0.700%	2.791%	(c)	07/25/32	3	2,444
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2, 1 Month LIBOR + 0.740%	2.831%	(c)	08/25/32	97	93,218
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 144A	4.000%	(cc)	12/25/57	1,367	1,377,658
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A, 1 Month LIBOR + 0.360%	2.451%	(c)	11/25/34	100	92,493

					1,565,813

Other — 1.4%
LoanCore Issuer Ltd. (Cayman Islands), Series 2018-CRE1, Class A, 1 Month LIBOR + 1.130%, 144A	3.203%	(c)	05/15/28	1,430	1,430,487
Marathon Ltd. (Cayman Islands), Series 2018-FL1, Class A, 1 Month LIBOR + 1.150%, 144A	3.489%	(c)	06/15/28	660	660,000
PFS Financing Corp., Series 2016-BA, Class A, 144A	1.870%		10/15/21	650	640,650
PFS Financing Corp., Series 2017-AA, Class A, 1 Month LIBOR + 0.580%, 144A	2.653%	(c)	03/15/21	2,980	2,983,409
PFS Financing Corp., Series 2018-B, Class A, 144A	2.890%		02/15/23	1,060	1,051,343
PFS Financing Corp., Series 2018-D, Class A, 144A	3.190%		04/17/23	2,580	2,573,638

					9,339,527

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities — 0.7%
Credit-Based Asset Servicing & Securitization LLC, Series 2007-CB6, Class A1, 1 Month LIBOR + 0.120%, 144A	2.211%	(c)	07/25/37	574	$379,722
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 144A	2.500%	(cc)	04/25/57	2,526	2,477,816
Towd Point Mortgage Trust, Series 2016-3, Class A1, 144A	2.250%	(cc)	04/25/56	1,584	1,546,873

					4,404,411

Student Loans — 3.7%
Navient Private Education Loan Trust, Series 2014-AA, Class A2A, 144A	2.740%		02/15/29	1,570	1,547,772
Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 144A	2.650%		12/15/28	1,555	1,529,306
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 Month LIBOR + 1.200%, 144A	3.273%	(c)	12/15/28	704	712,561
Navient Private Education Loan Trust, Series 2018-BA, Class A1, 1 Month LIBOR + 0.350%, 144A	2.418%	(c)	12/15/59	3,980	3,979,800
SLC Student Loan Trust, Series 2006-2, Class A5, 3 Month LIBOR + 0.100%	2.441%	(c)	09/15/26	1,266	1,263,038
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3, 3 Month LIBOR + 0.400%	2.741%	(c)	06/15/33	4,432	4,387,872
SLM Private Education Loan Trust, Series 2012-A, Class A2, 144A	3.830%		01/17/45	306	307,821
SLM Private Education Loan Trust, Series 2012-B, Class A2, 144A	3.480%		10/15/30	11	11,233
SLM Student Loan Trust, Series 2005-3, Class A5, 3 Month LIBOR + 0.090%	2.450%	(c)	10/25/24	848	847,240
SMB Private Education Loan Trust, Series 2016-A, Class A2A, 144A	2.700%		05/15/31	1,304	1,275,540
SMB Private Education Loan Trust, Series 2017-A, Class A1, 1 Month LIBOR + 0.450%, 144A	2.523%	(c)	06/17/24	1,463	1,463,682
SMB Private Education Loan Trust, Series 2018-A, Class A2A, 144A	3.500%		02/15/36	2,490	2,489,012
SMB Private Education Loan Trust 2018-B, Series 2018-B, Class A2B, 1 Month LIBOR + 0.720%, 144A	2.804%	(c)	01/15/37	1,440	1,439,689
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 144A	2.550%		08/27/29	1,321	1,310,165
SoFi Professional Loan Program LLC, Series 2016-A, Class A2, 144A	2.760%		12/26/36	820	810,218
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B, 144A	2.360%		12/27/32	500	484,952
SoFi Professional Loan Program LLC, Series 2016-D, Class A2A, 144A	1.530%		04/25/33	265	264,178
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B, 144A	2.340%		04/25/33	450	439,340
Sofi Professional Loan Program LLC, Series 2018-A, Class A2B, 144A	2.950%		02/25/42	890	871,241

					25,434,660

TOTAL ASSET-BACKED SECURITIES (cost $161,988,752)					161,146,967

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.7%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
AOA Mortgage Trust, Series 2015-1177, Class A, 144A	2.957%		12/13/29	3,334	$3,281,536
Banc of America Commercial Mortgage Trust 2016-UBS10, Series 2016-UB10, Class A2	2.723%		07/15/49	2,150	2,120,183
Bear Stearns Deutsche Bank Trust, Series 2005-AFR1, Class E, 144A	5.156%		09/15/27	1,580	1,623,054
Bear Stearns Deutsche Bank Trust, Series 2005-AFR1, Class F, 144A	5.195%		09/15/27	1,250	1,284,417
BWAY Mortgage Trust, Series 2013-1515, Class A1, 144A	2.809%		03/10/33	1,276	1,252,629
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A, 144A	3.531%		10/15/34	1,182	1,185,077
CD Mortgage Trust, Series 2006-CD3, Class AM	5.648%		10/15/48	4,492	4,644,708
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 1 Month LIBOR + 0.790%, 144A	2.863%	(c)	07/15/32	1,260	1,260,393
Citigroup Commercial Mortgage Trust 2016-SMPL, Series 2016-SMPL, Class A, 144A	2.228%		09/10/31	1,190	1,152,182
Commercial Mortgage Trust, Series 2005-C6, Class F, 144A	5.849%	(cc)	06/10/44	1,320	1,339,316
Commercial Mortgage Trust, Series 2012-CR4, Class ASB	2.436%		10/15/45	1,310	1,292,529
Commercial Mortgage Trust, Series 2013-CR10, Class ASB	3.795%		08/10/46	3,095	3,146,699
Commercial Mortgage Trust, Series 2014-CR17, Class ASB	3.598%		05/10/47	3,150	3,186,753
Commercial Mortgage Trust, Series 2014-TWC, Class A, 1 Month LIBOR + 0.850%, 144A	2.896%	(c)	02/13/32	2,500	2,499,212
Commercial Mortgage Trust, Series 2014-UBS3, Class ASB	3.367%		06/10/47	1,815	1,821,612
Commercial Mortgage Trust, Series 2014-UBS5, Class ASB	3.548%		09/10/47	800	805,793
Commercial Mortgage Trust, Series 2015-CR23, Class A2	2.852%		05/10/48	3,200	3,190,727
Commercial Mortgage Trust, Series 2015-CR24, Class ASB	3.445%		08/10/48	1,005	1,006,268
Core Industrial Trust, Series 2015-CALW, Class A, 144A	3.040%		02/10/34	4,600	4,564,350
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, IO	1.962%	(cc)	01/15/49	1,783	172,202
FHLMC Multifamily Structured Pass-Through Certificates, Series KJ05, Class A2	2.158%		10/25/21	1,541	1,504,102
FHLMC Multifamily Structured Pass-Through Certificates, Series KP03, Class A2	1.780%		07/25/19	2,331	2,311,393
FHLMC Multifamily Structured Pass-Through Certificates, Series KW01, Class X1, IO	1.116%	(cc)	01/25/26	6,305	369,301
GRACE Mortgage Trust, Series 2014-GRCE, Class A, 144A	3.369%		06/10/28	6,525	6,553,793
Great Wolf Trust, Series 2017-WOLF, Class A, 1 Month LIBOR + 0.850%, 144A	3.073%	(c)	09/15/34	790	790,734
GS Mortgage Securities Corp., Series 2013-KING, Class A, 144A	2.706%		12/10/27	2,642	2,629,993
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4	3.377%		05/10/45	2,604	2,611,157
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class ASB	2.554%		04/15/46	2,623	2,587,582
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, IO	1.046%	(cc)	09/15/47	11,951	503,613

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB	3.657%		09/15/47	765	$774,496
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A2	2.734%		02/15/48	3,030	3,017,754
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A2	3.087%		07/15/48	1,750	1,747,898
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4	3.483%		06/15/45	1,180	1,184,300
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class XA, IO	0.944%	(cc)	12/15/49	5,933	248,226
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A2, 144A	3.128%		07/12/50	2,754	2,733,905
Madison Avenue Trust, Series 2013-650M, Class A, 144A	3.843%		10/12/32	5,000	5,071,670
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class ASB	3.323%		10/15/48	1,385	1,380,199
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA, IO	0.904%	(cc)	12/15/49	4,940	238,683
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 144A	3.350%		07/13/29	1,000	1,003,348
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 1 Month LIBOR + 0.950%, 144A	2.869%	(c)	06/15/35	750	750,000
RAIT Trust, Series 2017-FL7, Class A, 1 Month LIBOR + 0.950%, 144A	3.023%	(c)	06/15/37	803	803,021
Resource Capital Corp. Ltd. (Cayman Islands), Series 2017-CRE5, Class A, 1 Month LIBOR + 0.800%, 144A	2.873%	(c)	07/15/34	992	991,711
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class AAB	2.687%		03/10/46	933	924,071
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB	3.477%		08/15/50	1,545	1,557,508
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2	3.020%		07/15/58	4,180	4,180,580
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A2	2.848%		09/15/57	8,000	7,942,067
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class ASB	2.654%		05/15/45	970	961,075
WFRBS Commercial Mortgage Trust 2014-C21, Series 2014-C21, Class ASB	3.393%		08/15/47	1,605	1,612,582
WFRBS Commercial Mortgage Trust 2014-C24, Series 2014-C24, Class A2	2.863%		11/15/47	2,279	2,276,034

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $102,473,472)					100,090,436

CORPORATE BONDS — 40.1%
Aerospace & Defense — 0.1%
Northrop Grumman Corp., Sr. Unsec’d. Notes	2.080%		10/15/20	380	371,264

Agriculture — 0.7%
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	2.297%		08/14/20	2,115	2,066,832
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	2.764%		08/15/22	1,065	1,021,224
Reynolds American, Inc. (United Kingdom), Gtd. Notes	3.250%		06/12/20	820	819,158

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Agriculture (continued)
Reynolds American, Inc. (United Kingdom), Gtd. Notes	6.875%		05/01/20	1,020	$1,082,384

					4,989,598

Airlines — 0.7%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.600%		12/04/20	155	151,638
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	863	857,316
Gol Finance, Inc. (Brazil), Gtd. Notes, 144A	7.000%		01/31/25	77	61,808
US Airways 2011-1 Class B Pass-Through Trust, Pass-Through Certificates	9.750%		04/22/20	2,516	2,563,639
US Airways 2012-1 Class B Pass-Through Trust, Pass-Through Certificates	8.000%		04/01/21	1,001	1,051,203

					4,685,604

Auto Manufacturers — 2.0%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	3.100%		04/12/21	765	760,226
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.500%		07/05/19	1,485	1,463,379
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.262%		03/28/19	2,000	1,989,244
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.140%		02/15/23	1,060	1,059,647
General Motors Financial Co., Inc., Gtd. Notes	3.150%		01/15/20	445	444,219
General Motors Financial Co., Inc., Gtd. Notes	3.200%		07/06/21	845	834,005
General Motors Financial Co., Inc., Gtd. Notes	3.250%		01/05/23	740	717,112
General Motors Financial Co., Inc., Gtd. Notes	3.550%		04/09/21	95	94,692
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	4.150%		06/19/23	575	574,862
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.150%		02/26/20	570	559,095
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	1.750%		09/27/19	505	495,193
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A(a)	2.400%		10/30/18	485	484,286
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	2.500%		03/18/19	65	64,700
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	2.550%		04/03/20	640	628,948
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, MTN, 144A	2.000%		03/08/19	1,220	1,213,421
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, MTN, 144A	2.250%		01/13/20	480	473,176
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	2.125%		05/23/19	1,500	1,487,768

					13,343,973

Auto Parts & Equipment — 0.0%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	284	289,145

Banks — 14.4%
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, MTN	2.250%		11/09/20	755	736,717
Banco Hipotecario SA (Argentina), Sr. Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.000% (Cap N/A, Floor 17.000%), 144A	36.562%	(c)	11/07/22	ARS 1,483	49,088
Bank of America Corp., Sr. Unsec’d. Notes	2.738%		01/23/22	743	729,785

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	970	$955,770
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.328%		10/01/21	675	659,885
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.503%		10/21/22	1,755	1,681,024
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.881%		04/24/23	1,400	1,359,945
Bank of America Corp., Sub. Notes	5.490%		03/15/19	500	508,418
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	1.500%		07/18/19	2,415	2,381,745
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	1.750%		09/11/19	805	794,694
Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.700%		07/20/22	1,360	1,310,884
BB&T Corp., Sr. Unsec’d. Notes, MTN	3.200%		09/03/21	1,825	1,819,231
BNP Paribas SA (France), Certificate of Deposit, 3 Month LIBOR + 0.250%	2.586%	(c)	12/28/18	1,500	1,501,240
BNP Paribas SA (France), Gtd. Notes, MTN	2.700%		08/20/18	780	780,258
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.950%		05/23/22	950	917,059
BPCE SA (France), Gtd. Notes, MTN, 144A	3.000%		05/22/22	250	241,465
Capital One Financial Corp., Sr. Unsec’d. Notes	2.400%		10/30/20	510	497,447
Capital One NA, Sr. Unsec’d. Notes	1.850%		09/13/19	450	443,653
Capital One NA, Sr. Unsec’d. Notes	2.350%		08/17/18	2,100	2,099,324
Capital One NA, Sr. Unsec’d. Notes	2.350%		01/31/20	1,005	990,541
Citigroup, Inc., Sr. Unsec’d. Notes(a)	2.500%		07/29/19	650	647,084
Citigroup, Inc., Sr. Unsec’d. Notes	2.876%		07/24/23	1,480	1,427,141
Citigroup, Inc., Sr. Unsec’d. Notes	3.142%		01/24/23	60	58,783
Citizens Bank NA, Sr. Unsec’d. Notes	2.250%		03/02/20	720	708,226
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.300%		12/03/18	1,160	1,158,390
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.500%		03/14/19	2,301	2,295,780
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes	2.300%		09/06/19	535	531,087
Cooperatieve Rabobank UA (Netherlands), 3 Month LIBOR + 0.200%	2.525%	(c)	04/05/19	3,300	3,302,708
Credit Agricole SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.750%		04/24/23	500	489,874
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.300%		05/28/19	2,512	2,499,927
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.574%		01/09/23	1,885	1,846,417
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.150%		01/22/21	1,035	1,001,647
Discover Bank, Sr. Unsec’d. Notes	3.350%		02/06/23	590	574,953
DNB Boligkreditt A/S (Norway), Covered Bonds, 144A	2.000%		05/28/20	1,495	1,468,103
Fifth Third Bancorp, Sr. Unsec’d. Notes	2.875%		07/27/20	296	294,335
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.000%		04/25/19	115	114,205
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.000%		04/26/22	2,540	2,481,328
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.200%		02/23/23	1,405	1,369,092
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.262%		03/13/23	1,925	1,885,581
Huntington National Bank (The), Sr. Unsec’d. Notes	2.375%		03/10/20	1,140	1,125,025
Huntington National Bank (The), Sr. Unsec’d. Notes	2.875%		08/20/20	1,455	1,446,690

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Banks (continued)
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.150%		03/29/22	615	$603,459
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.375%		01/12/23	310	284,951
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%		10/22/19	3,170	3,140,033
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.776%		04/25/23	1,660	1,609,267
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.972%		01/15/23	1,255	1,222,320
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.559%		04/23/24	695	688,488
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	700	719,690
Jpmorgan Chase & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.610%	2.945%	(c)	06/18/22	1,585	1,584,429
KeyBank NA, Sr. Unsec’d. Notes(a)	3.350%		06/15/21	550	550,798
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	1.875%		06/30/20(v)	2,860	2,814,240
Lloyds Banking Group PLC (United Kingdom), Sub. Notes	4.500%		11/04/24	1,000	988,600
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.950%		03/01/21	380	375,898
Mitsubishi UFJ Trust & Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	2.450%		10/16/19	1,065	1,056,119
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	2.650%		09/25/19	740	736,130
Morgan Stanley, Sr. Unsec’d. Notes	3.737%		04/24/24	1,035	1,028,790
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.375%		07/23/19	1,135	1,128,381
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.750%		05/19/22	2,450	2,373,438
Morgan Stanley, Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.930%	3.292%	(c)	07/22/22	1,835	1,849,780
National Australia Bank Ltd. (Australia), Covered Bonds, 144A	2.400%		12/07/21	5,500	5,362,955
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.625%		09/30/19	615	604,533
Royal Bank of Canada (Canada), Certificate of Deposit, 3 Month LIBOR + 0.280%	2.612%	(c)	03/22/19	3,000	3,004,291
Royal Bank of Canada (Canada), Covered Bonds	2.100%		10/14/20	3,335	3,265,291
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.700%		03/28/22	695	684,773
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		08/05/21	1,400	1,356,183
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.373%		01/05/24	565	543,264
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.846%		01/11/22	1,925	1,880,162
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700%		01/27/22	1,170	1,139,949
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	3.350%		05/24/21	715	716,044
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A	2.250%		03/15/21	2,760	2,699,173
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A(a)	2.500%		01/18/23	1,500	1,468,412
UBS AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.375%		08/14/19	305	303,095
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.650%		02/01/22	400	385,359
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.859%		08/15/23	910	870,975
US Bank NA/Cincinnati OH, Sr. Unsec’d. Notes	2.125%		10/28/19	810	802,565
Wells Fargo & Co., Sr. Unsec’d. Notes	2.125%		04/22/19	735	730,856
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	2.625%		07/22/22	1,335	1,285,850

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Banks (continued)
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	1.600%	08/19/19	1,185	$1,168,282

				98,211,372

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%	02/01/21	815	803,767
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%	02/01/23	995	986,680
Maple Escrow Subsidiary, Inc., Gtd. Notes, 144A	4.057%	05/25/23	760	761,853

				2,552,300

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	2.650%	05/11/22	185	179,159
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500%	09/01/23	355	338,419

				517,578

Chemicals — 0.1%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	375	383,049

Commercial Services — 0.2%
Moody’s Corp., Sr. Unsec’d. Notes	2.625%	01/15/23	770	737,605
Total System Services, Inc., Sr. Unsec’d. Notes	3.750%	06/01/23	550	545,061

				1,282,666

Computers — 0.7%
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	250	253,656
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	1,067	1,068,549
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.100%	10/04/19	2,475	2,443,844
NetApp, Inc., Sr. Unsec’d. Notes	2.000%	09/27/19	1,070	1,055,063

				4,821,112

Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.300%	01/23/23	385	370,055
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.500%	05/26/22	510	498,854
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.950%	02/01/22	335	333,024
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	4.250%	07/01/20	450	454,952
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	4.500%	05/15/21	275	280,191
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	4.625%	07/01/22	1,100	1,121,724
Air Lease Corp., Sr. Unsec’d. Notes	2.625%	09/04/18	645	644,737
Air Lease Corp., Sr. Unsec’d. Notes	3.375%	06/01/21	1,335	1,327,826
American Express Co., Sr. Unsec’d. Notes	2.500%	08/01/22	970	930,181
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300%	06/05/19	625	621,279
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A	1.250%	09/20/19	3,000	2,947,875
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust (Guernsey), Pass-Through Certificates, 144A	5.125%	11/30/24	578	596,437

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Diversified Financial Services (continued)
E*TRADE Financial Corp., Sr. Unsec’d. Notes	2.950%		08/24/22	210	$203,423
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%		11/15/20	2,115	2,067,372
International Lease Finance Corp., Sr. Unsec’d. Notes	4.625%		04/15/21	732	748,092
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		04/01/19	1,295	1,321,503
Lehman Brothers Holdings, Inc.(d)	3.011%	(s)	12/23/10	4,200	128,100
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19	345	344,337
Tarjeta Naranja SA (Argentina), Sr. Unsec’d. Notes, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.500% (Cap N/A, Floor 15.000%), 144A	36.062%	(c)	04/11/22	66	34,980
Visa, Inc., Sr. Unsec’d. Notes	2.800%		12/14/22	430	422,097

					15,397,039

Electric — 1.7%
Alliant Energy Finance LLC, Gtd. Notes, 144A	3.750%		06/15/23	945	944,827
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.950%		12/15/22	490	476,987
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	2.375%		01/15/21	275	269,234
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.500%		09/01/22	710	681,276
Dominion Energy, Inc., Jr. Sub. Notes	2.579%		07/01/20	325	320,234
Duke Energy Corp., Sr. Unsec’d. Notes	1.800%		09/01/21	1,095	1,048,136
Duke Energy Corp., Sr. Unsec’d. Notes	2.400%		08/15/22	420	403,948
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%		10/15/23	975	985,977
Emera US Finance LP (Canada), Gtd. Notes	2.150%		06/15/19	660	653,111
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875%		05/25/22	665	633,630
Eversource Energy, Sr. Unsec’d. Notes	2.750%		03/15/22	110	107,260
Exelon Corp., Sr. Unsec’d. Notes	2.450%		04/15/21	625	607,404
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.200%		10/01/19	535	547,569
FirstEnergy Corp., Sr. Unsec’d. Notes	2.850%		07/15/22	557	539,794
Genneia SA (Argentina), Sr. Unsec’d. Notes, 144A	8.750%		01/20/22	76	73,314
ITC Holdings Corp., Sr. Unsec’d. Notes	2.700%		11/15/22	290	280,467
Sempra Energy, Sr. Unsec’d. Notes	1.625%		10/07/19	855	838,874
Sempra Energy, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.848%	(c)	01/15/21	805	805,405
Virginia Electric & Power Co., Sr. Unsec’d. Notes	5.000%		06/30/19	385	392,388
WEC Energy Group, Inc., Sr. Unsec’d. Notes	3.375%		06/15/21	765	767,174

					11,377,009

Electronics — 0.1%
Amphenol Corp., Sr. Unsec’d. Notes	2.200%		04/01/20	855	840,948

Engineering & Construction — 0.0%
Cia Latinoamericana de Infraestructura & Servicios SA (Argentina), Gtd. Notes, 144A	9.500%		07/20/23	9	7,304

Foods — 0.5%
General Mills, Inc., Sr. Unsec’d. Notes	3.700%		10/17/23	65	64,338
General Mills, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	2.893%	(c)	04/16/21	690	691,025
Kraft Heinz Foods Co., Gtd. Notes	2.800%		07/02/20	605	600,669

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Foods (continued)
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A(a)	3.375%		10/21/20	2,225	$2,231,118

					3,587,150

Healthcare-Products — 0.7%
Abbott Laboratories, Sr. Unsec’d. Notes	2.350%		11/22/19	277	275,378
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.404%		06/05/20	780	766,002
Becton Dickinson & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.875%	3.211%	(c)	12/29/20	2,500	2,504,084
Stryker Corp., Sr. Unsec’d. Notes	2.000%		03/08/19	790	785,876
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.000%		04/15/23	535	520,179
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.150%		01/15/23	240	234,695

					5,086,214

Healthcare-Services — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	2.200%		03/15/19	175	174,441
Anthem, Inc., Sr. Unsec’d. Notes	2.500%		11/21/20	565	555,410
HCA, Inc., Sr. Sec’d. Notes	3.750%		03/15/19	1,000	1,003,750

					1,733,601

Home Builders — 0.2%
Lennar Corp., Gtd. Notes(a)	4.500%		06/15/19	1,500	1,503,750

Insurance — 0.5%
American International Group, Inc., Sr. Unsec’d. Notes	2.300%		07/16/19	1,470	1,461,107
Aon PLC, Gtd. Notes	2.800%		03/15/21	485	476,787
AXA Equitable Holdings, Inc., Sr. Unsec’d. Notes, 144A	3.900%		04/20/23	150	148,818
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	566	597,309
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	2.350%		09/10/19	260	257,909
Willis North America, Inc., Gtd. Notes	3.600%		05/15/24	490	473,535
Willis Towers Watson PLC, Gtd. Notes	5.750%		03/15/21	282	297,297

					3,712,762

Internet — 0.1%
Baidu, Inc. (China), Sr. Unsec’d. Notes	2.875%		07/06/22	1,055	1,016,381

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes	4.375%		01/11/22	262	265,141

Leisure Time — 0.1%
Carnival Corp., Gtd. Notes	3.950%		10/15/20	620	629,878

Lodging — 0.3%
Marriott International, Inc., Sr. Unsec’d. Notes	2.875%		03/01/21	345	340,210
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	510	510,061
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%		10/15/21	1,050	1,038,273

					1,888,544

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes	1.700%		08/09/21	775	742,264

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	1,205	$1,219,806
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.500%	02/01/24	415	414,591
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150%	08/15/24	1,050	994,736
Discovery Communications LLC, Gtd. Notes	4.375%	06/15/21	475	485,532
Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625%	09/16/19	2,810	2,790,160
Time Warner Cable LLC, Sr. Sec’d. Notes	8.250%	04/01/19	220	228,192
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750%	02/14/19	335	346,178
Time Warner, Inc., Gtd. Notes	4.700%	01/15/21	370	380,815
Viacom, Inc., Sr. Unsec’d. Notes	2.750%	12/15/19	63	62,429

				6,922,439

Mining — 0.1%
Anglo American Capital PLC (South Africa), Gtd. Notes, 144A.	4.125%	04/15/21	343	346,180
Largo Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	9.250%	06/01/21	8	8,000

				354,180

Multi-National — 1.1%
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, GMTN	0.875%	08/15/19(v)	7,780	7,640,271

Office/Business Equipment — 0.2%
Xerox Corp., Sr. Unsec’d. Notes(a)	3.500%	08/20/20	644	641,452
Xerox Corp., Sr. Unsec’d. Notes	3.625%	03/15/23	973	933,588

				1,575,040

Oil & Gas — 0.9%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	645	634,055
Apache Corp., Sr. Unsec’d. Notes	3.625%	02/01/21	258	258,841
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	2.950%	01/15/23	605	583,706
Devon Energy Corp., Sr. Unsec’d. Notes	3.250%	05/15/22	1,055	1,037,084
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	7.625%	07/23/19	950	991,610
Empresa Nacional del Petroleo (Chile), Sr. Unsec’d. Notes, 144A	5.250%	08/10/20	700	717,210
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	600	593,225
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil), Sr. Sec’d. Notes, 144A	6.350%	12/01/21	29	27,448
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.350%	02/12/28	221	209,243
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.450%	01/15/21	736	737,491
Tecpetrol SA (Argentina), Gtd. Notes, 144A	4.875%	12/12/22	38	35,044
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.750%	04/04/24	42	41,496
YPF SA (Argentina), Sr. Unsec’d. Notes	8.750%	04/04/24	134	132,391
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21	38	38,627

				6,037,471

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes(a)	2.773%	12/15/22	805	$780,930

Packaging & Containers — 0.1%
WestRock Co., Gtd. Notes, 144A	3.000%	09/15/24	750	711,022
WestRock Co., Gtd. Notes, 144A(a)	3.750%	03/15/25	245	240,192

				951,214

Pharmaceuticals — 2.5%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	185	179,519
Allergan Finance LLC, Gtd. Notes	3.250%	10/01/22	525	510,064
Allergan Funding SCS, Gtd. Notes	2.450%	06/15/19	900	895,640
Allergan Funding SCS, Gtd. Notes	3.000%	03/12/20	480	477,725
Allergan Funding SCS, Gtd. Notes	3.450%	03/15/22	3,491	3,435,101
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	3.500%	06/25/21	570	571,134
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	3.875%	12/15/23	885	885,037
Bayer US Finance LLC (Germany), Gtd. Notes, 144A(a)	2.375%	10/08/19	600	594,888
CVS Health Corp., Sr. Unsec’d. Notes	3.700%	03/09/23	3,150	3,134,026
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%	09/23/19	4,835	4,759,026
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	1,360	1,279,481

				16,721,641

Pipelines — 1.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	3.500%	12/01/22	535	522,736
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.250%	10/15/22	460	476,500
Enbridge Energy Partners LP, Sr. Unsec’d. Notes	5.200%	03/15/20	590	606,700
Enbridge, Inc. (Canada), Sr. Unsec’d. Notes	2.900%	07/15/22	580	563,343
Energy Transfer LP, Gtd. Notes(a)	3.600%	02/01/23	370	361,479
Energy Transfer Partners LP, Gtd. Notes	4.150%	10/01/20	860	869,817
Enterprise Products Operating LLC, Gtd. Notes	5.200%	09/01/20	505	526,248
Kinder Morgan Energy Partners LP, Gtd. Notes	3.500%	03/01/21	155	154,572
Kinder Morgan, Inc., Gtd. Notes	3.050%	12/01/19	1,880	1,874,188
Kinder Morgan, Inc., Gtd. Notes	3.150%	01/15/23	500	482,760
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000%	02/15/21	745	770,507
MPLX LP, Sr. Unsec’d. Notes(a)	3.375%	03/15/23	600	586,770
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.750%	03/15/24	200	204,112
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.500%	02/15/20	265	272,950
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	2.800%	10/15/22	740	707,520
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	3.750%	10/16/23	825	827,916
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	6.500%	08/15/18	500	502,363
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.550%	06/24/24	740	740,000
Williams Partners LP, Sr. Unsec’d. Notes	3.600%	03/15/22	625	621,945
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21	520	524,546

				12,196,972

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp., Sr. Unsec’d. Notes	3.400%	02/15/19	1,230	$1,233,311
American Tower Corp., Sr. Unsec’d. Notes	3.500%	01/31/23	155	152,471
Boston Properties LP, Sr. Unsec’d. Notes	5.625%	11/15/20	1,340	1,403,133
Crown Castle International Corp., Sr. Unsec’d. Notes	3.200%	09/01/24	955	901,299
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	700	721,640
National Retail Properties, Inc., Sr. Unsec’d. Notes	5.500%	07/15/21	326	342,749
Realty Income Corp., Sr. Unsec’d. Notes	3.250%	10/15/22	1,820	1,791,741

				6,546,344

Retail — 0.2%
Walgreen Co., Gtd. Notes(a)	3.100%	09/15/22	760	744,028
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.700%	11/18/19	660	657,233

				1,401,261

Semiconductors — 2.1%
Analog Devices, Inc., Sr. Unsec’d. Notes	2.500%	12/05/21	550	532,900
Analog Devices, Inc., Sr. Unsec’d. Notes	2.850%	03/12/20	5	4,975
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	2.650%	01/15/23	170	160,096
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.000%	01/15/22	2,229	2,168,061
Lam Research Corp., Sr. Unsec’d. Notes	2.750%	03/15/20	447	444,386
Lam Research Corp., Sr. Unsec’d. Notes	2.800%	06/15/21	3,445	3,386,235
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.875%	09/01/22	308	302,610
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/15/20	965	974,650
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	3,035	3,027,413
QUALCOMM, Inc., Sr. Unsec’d. Notes	2.600%	01/30/23	1,150	1,099,671
QUALCOMM, Inc., Sr. Unsec’d. Notes	3.000%	05/20/22	1,540	1,516,785
Xilinx, Inc., Sr. Unsec’d. Notes	2.125%	03/15/19	735	731,771

				14,349,553

Software — 0.3%
CA, Inc., Sr. Unsec’d. Notes	3.600%	08/15/22	475	470,413
Oracle Corp., Sr. Unsec’d. Notes	1.900%	09/15/21	1,385	1,319,101

				1,789,514

Telecommunications — 1.2%
AT&T, Inc., Sr. Unsec’d. Notes	3.600%	02/17/23	2,290	2,256,134
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	2.820%	01/19/22	860	835,102
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	807	823,140
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	03/20/23	353	349,461
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	4.738%	09/20/29	565	560,650
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.750%	08/15/21	660	630,820

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Telecommunications (continued)
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	2.946%		03/15/22	2,310	$2,267,170
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.000%		11/01/21	370	363,965

					8,086,442

Transportation — 0.2%
CSX Corp., Sr. Unsec’d. Notes	3.700%		10/30/20	690	697,111
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.450%		09/03/19	410	407,391
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	3.750%		06/09/23	560	559,559

					1,664,061

Transportation Infrastructure — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.375%		02/01/22	869	856,529

Trucking & Leasing — 0.9%
Aviation Capital Group LLC, Sr. Unsec’d. Notes, 144A	2.875%		01/20/22	1,085	1,049,441
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.250%		08/15/22	410	405,904
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%		06/15/19	1,390	1,382,312
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.875%		07/17/18	1,000	1,000,128
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.050%		01/09/20	2,111	2,101,059

					5,938,844

TOTAL CORPORATE BONDS (cost $276,616,203)					273,048,352

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.9%
Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33	20	20,697
Banc of America Alternative Loan Trust, Series 2007-1, Class 1A1	5.627%	(cc)	04/25/22	338	336,501
Banc of America Funding Trust, Series 2004-A, Class 1A3	3.602%	(cc)	09/20/34	73	74,688
Banc of America Funding Trust, Series 2005-D, Class A1	3.909%	(cc)	05/25/35	128	133,259
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37	556	466,679
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	3.827%	(cc)	04/25/33	32	31,941
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	3.808%	(cc)	01/25/34	128	131,131
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	3.832%	(cc)	02/25/34	117	119,506
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	3.566%	(cc)	11/25/34	1,930	1,739,389
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	3.774%	(cc)	01/25/36	1,404	1,394,607
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.100%	3.410%	(c)	09/25/35	224	226,755

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.800%	3.890%	(c)	09/25/35	55	$53,287
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680%	2.771%	(c)	02/25/35	372	359,844
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J9, Class 2A5	5.500%		01/25/35	364	367,732
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1, 1 Month LIBOR + 0.580%	2.671%	(c)	04/25/35	416	383,441
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	2.666%	(cc)	04/25/35	584	532,446
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	3.711%	(cc)	06/25/33	335	335,818
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850%	2.941%	(c)	11/25/29	1,753	1,758,534
Fannie Mae REMICS, Series 1996-39, Class H	8.000%		11/25/23	8	9,093
Fannie Mae REMICS, Series 2004-11, Class A, 1 Month LIBOR + 0.120%	2.211%	(c)	03/25/34	97	95,998
Fannie Mae REMICS, Series 2006-5, Class 3A2	3.566%	(cc)	05/25/35	90	94,731
Fannie Mae REMICS, Series 2013-133, Class NA	3.000%		05/25/36	2,480	2,473,316
Fannie Mae REMICS, Series 2015-10, Class KA	3.000%		07/25/40	1,167	1,153,694
Fannie Mae REMICS, Series 2018-49, Class CA	4.000%		12/25/42	4,000	4,074,807
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	6.500%		07/25/43	879	989,073
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43	574	643,681
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%	2.835%	(c)	07/25/44	604	607,756
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%	2.664%	(c)	10/25/44	2,151	2,148,290
FHLMC Structured Pass-Through Securities, Series T-75, Class A1, 1 Month LIBOR + 0.040%	2.000%	(c)	12/25/36	448	446,470
Freddie Mac REMICS, Series 4274, Class PN	3.500%		10/15/35	786	796,764
Freddie Mac REMICS, Series 4390, Class CA	3.500%		06/15/50	1,557	1,570,052
Freddie Mac REMICS, Series 4446, Class MA	3.500%		12/15/50	2,184	2,194,963
Freddie Mac REMICS, Series 4459, Class BN	3.000%		08/15/43	1,500	1,476,633
Freddie Mac REMICS, Series 4482, Class DH	3.000%		06/15/42	840	838,781
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 12A	4.231%	(cc)	06/25/34	67	67,503
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 22A	4.243%	(cc)	06/25/34	328	321,903
GreenPoint Mortgage Funding Trust, Series 2005-AR2, Class A1, 1 Month LIBOR + 0.460%	2.551%	(c)	06/25/45	275	251,603
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	3.641%	(cc)	06/25/34	37	36,429
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	3.718%	(cc)	11/25/35	288	267,538

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	4.275%	(cc)	08/19/34		584	$582,207
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1	3.625%	(cc)	11/25/33		167	172,307
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	3.982%	(cc)	07/25/35		204	208,567
JPMorgan Mortgage Trust, Series 2016-2, Class A1, 144A	2.710%	(cc)	06/25/46		2,454	2,429,271
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A, 1 Month LIBOR + 1.000%	2.982%	(c)	10/25/35		299	285,560
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 144A	3.250%	(cc)	09/25/56		468	462,293
Permanent Master Issuer PLC (Netherlands), Series 1A, Class 1A1, 3 Month LIBOR + 0.380%, 144A	2.712%	(c)	07/15/58		1,920	1,920,407
Reperforming Loan REMIC Trust, Series 2004-R1, Class 2A, 144A	6.500%		11/25/34		71	70,946
Reperforming Loan REMIC Trust, Series 2003-R4, Class 2A, 144A	5.033%	(cc)	01/25/34		183	175,287
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, 1 Month LIBOR + 0.340%, 144A	2.431%	(c)	06/25/35		656	631,565
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA	3.500%		11/25/57		1,521	1,509,264
Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 144A	4.000%	(cc)	12/25/47		1,480	1,492,846
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1, 1 Month LIBOR + 0.250%	2.335%	(c)	07/19/35		293	285,781
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR6, Class 2A1A, 1 Month LIBOR + 0.460%	2.551%	(c)	04/25/45		577	574,727
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%	2.558%	(c)	08/25/46		410	384,162
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1	3.733%	(cc)	12/25/33		47	48,335
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR1, Class 2A1	3.834%	(cc)	02/25/35		255	258,763

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $41,182,454)						40,517,621

SOVEREIGN BONDS — 0.8%
Argentina Bonar Bonds (Argentina), Sr. Unsec’d. Notes	8.000%		10/08/20		131	139,096
Argentina Bonar Bonds (Argentina), Sr. Unsec’d. Notes	8.750%		05/07/24		160	168,463
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	5.625%		01/26/22		351	328,010
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.250%		04/22/19		190	190,762
Bonos de la Nacion Argentina con Ajuste por CER (Argentina), Sr. Unsec’d. Notes	4.000%		03/06/20	ARS	863	30,024
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21		200	204,100

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN	4.750%		06/25/19	EUR	1,210	$1,475,623
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	5.577%		02/21/23		400	378,999
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes	5.750%		04/29/20		149	150,831
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	7.000%		05/15/27	IDR	2,689,000	176,108
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%		09/15/26	IDR	2,325,000	165,086
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, EMTN	6.100%		10/04/22		70	60,033
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.250%		11/04/24		55	44,517
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	6.850%		03/23/27		20	15,784
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	4.500%		04/17/30		200	199,767
South Africa Government Bond (South Africa), Sr. Unsec’d. Notes	6.250%		03/31/36	ZAR	2,564	135,111
South Africa Government Bond (South Africa), Sr. Unsec’d. Notes	6.500%		02/28/41	ZAR	1,875	97,478
South Africa Government Bond (South Africa), Sr. Unsec’d. Notes	8.500%		01/31/37	ZAR	1,639	108,274
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.500%		03/09/20		660	676,677
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.875%		05/30/22		100	104,626
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.250%		09/26/22		318	318,904

TOTAL SOVEREIGN BONDS (cost $5,290,783)						5,168,273

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.0%
Federal Home Loan Mortgage Corp.	2.500%		11/01/27		3,248	3,176,735
Federal Home Loan Mortgage Corp.	3.000%		TBA		9,200	9,134,917
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.254%	3.549%	(c)	01/01/34		26	27,916
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.335%	3.585%	(c)	12/01/26		8	7,622
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.401%	4.329%	(c)	07/01/29		19	19,508
Federal National Mortgage Assoc.	2.500%		11/01/31		7,083	6,897,853
Federal National Mortgage Assoc.	2.500%		11/01/31		132	128,613
Federal National Mortgage Assoc.	2.500%		02/01/32		136	131,941
Federal National Mortgage Assoc.	2.500%		04/01/32		2,713	2,638,738
Federal National Mortgage Assoc.	2.500%		04/01/32		31	30,546
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590%	2.677%	(c)	06/01/45		4,599	4,584,921
Federal National Mortgage Assoc.	3.000%		TBA		9,200	9,145,992
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590%	3.143%	(c)	06/01/45		2,694	2,701,140
Federal National Mortgage Assoc., 6 Month LIBOR + 1.621%	3.218%	(c)	01/01/25		2	1,807

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.275%	3.525%	(c)	12/01/29	23	$23,182
Federal National Mortgage Assoc.	4.000%		12/01/41	374	384,041
Federal National Mortgage Assoc.	4.000%		TBA	3,000	3,077,578
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.270%	4.145%	(c)	04/01/32	6	6,664
Federal National Mortgage Assoc.	4.500%		06/01/39	25	26,173
Federal National Mortgage Assoc.	4.500%		08/01/40	41	42,859
Federal National Mortgage Assoc.	4.500%		02/01/41	70	73,171
Federal National Mortgage Assoc.	4.500%		12/01/41	221	232,879
Federal National Mortgage Assoc.	4.500%		TBA	3,000	3,018,749
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250%	5.000%	(c)	04/01/24	3	2,803
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	2.625%	(c)	05/20/24	26	26,855
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	2.625%	(c)	06/20/26	13	12,942
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	2.750%	(c)	07/20/24	3	3,344
Government National Mortgage Assoc., Series 2018-36, Class KC	3.000%		02/20/46	1,978	1,951,554
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	3.125%	(c)	11/20/29	53	55,231
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	3.375%	(c)	01/20/26	24	24,721

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $47,992,085)					47,590,995

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Notes(h)	2.375%		04/15/21	2,500	2,483,984
U.S. Treasury Notes	2.625%		06/15/21	7,200	7,200,844

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,692,800)					9,684,828

TOTAL LONG-TERM INVESTMENTS (cost $645,236,549)					637,247,472

				Shares
SHORT-TERM INVESTMENTS — 13.3%
AFFILIATED MUTUAL FUNDS — 2.6%
PGIM Core Ultra Short Bond Fund(w)				9,968,242	9,968,242
PGIM Institutional Money Market Fund (cost $7,565,088; includes $7,553,013 of cash collateral for securities on loan)(b)(w)				7,564,331	7,565,088

TOTAL AFFILIATED MUTUAL FUNDS (cost $17,533,330)					17,533,330

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

CERTIFICATES OF DEPOSIT — 4.4%	Interest Rate		Maturity Date	Principal Amount (000)#	Value
Bank of America NA	—	(p)	10/10/18	3,300	$3,299,995
BNP Paribas SA	2.587%		04/08/19	3,300	3,303,485
Canadian Imperial Bank of Commerce	—	(p)	04/16/19	3,300	3,300,439
Citibank NA	2.300%		08/06/18	3,300	3,300,697
Credit Suisse AG	2.628%		05/01/19	3,300	3,300,795
Natixis SA	2.513%		07/31/18	3,300	3,301,144
Nordea Bank AB	2.537%		04/05/19	3,300	3,301,723
Standard Chartered Bank	2.350%		04/17/19	3,300	3,299,068
Wells Fargo Bank NA	2.589%		04/05/19	3,300	3,302,954

TOTAL CERTIFICATES OF DEPOSIT (cost $29,699,999)					29,710,300

COMMERCIAL PAPER(n) —6.3%
American Electric Power Co., Inc.	2.335%		07/09/18	1,700	1,698,930
Barclays Bank PLC	0.000%		09/28/18	3,400	3,379,700
BAT International Finance PLC	2.718%		09/13/18	1,750	1,740,753
BNZ International Funding	0.000%		04/16/19	1,500	1,500,695
BPCE SA	2.723%		04/15/19	3,300	3,228,996
CenterPoint Energy Resources Corp.	2.617%		09/11/18	1,750	1,741,018
Enbridge Energy Partners LP	3.086%		08/13/18	1,700	1,694,889
HSBC Bank PLC	0.000%		04/16/19	3,300	3,228,458
Mitsubishi UFJ Trust And Banking	0.000%		07/06/18	2,800	2,798,944
Sempra Energy Global Enterprise	0.000%		08/02/18	3,400	3,392,406
Societe Generale SA	2.341%		10/31/18	3,300	3,302,917
Suncor Energy, Inc.	2.566%		08/21/18	1,700	1,693,921
Suncorp Metway Ltd.	0.000%		10/10/18	3,300	3,277,453
Toronto-Dominion Bank (The)	2.435%		11/06/18	2,000	2,001,266
TransCanada Pipelines	2.305%		07/09/18	1,410	1,409,113
UBS AG	0.000%		09/04/18	3,500	3,485,800
UBS AG	2.655%		04/04/19	3,300	3,303,188

TOTAL COMMERCIAL PAPER (cost $42,871,239)					42,878,447

OPTIONS PURCHASED~* — 0.0%
(cost $232,888)					94,337

TOTAL SHORT-TERM INVESTMENTS (cost $90,337,456)					90,216,414

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 106.9% (cost $735,574,005)					727,463,886

OPTIONS WRITTEN~* — (0.1)%
(premiums received $806,785)					(728,619)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.8% (cost $734,767,220)					726,735,267
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (6.8)%					(46,284,641)

NET ASSETS — 100.0%					$680,450,626

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,003,994 and 0.1% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,412,359; cash collateral of $7,553,013 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2018.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Option Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5 Year x 5 Year Interest Rate Swap, 01/20/27	Put	Deutsche Bank AG	01/18/22	3.35%	3 Month LIBOR(Q)	3.35%(S)	5,715	$91,421
10 Year x 10 Year Interest Rate Swap, 01/25/29	Put	Credit Suisse First Boston Corp.	01/23/19	1.38%	6 Month JPY LIBOR(S)	1.38%(S)	JPY 3,520,000	2,916

Total Options Purchased (cost $232,888)								$94,337

Option Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2 Year x 2 Year Interest Rate Swap, 02/25/22	Call	UBS AG	02/20/20	2.35%	3 Month LIBOR(Q)	2.35%(S)	84,560	$(206,458)
2 Year x 2 Year Interest Rate Swap, 02/25/22	Put	UBS AG	02/21/20	3.35%	3.35%(S)	3 Month LIBOR(Q)	84,560	(306,056)
2 Year x 2 Year Interest Rate Swap, 03/04/21	Put	Citigroup Global Markets	02/28/19	3.10%	3.10%(S)	3 Month LIBOR(Q)	92,125	(216,105)

Total Options Written (premiums received $806,785)								$(728,619)

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
1,379	2 Year U.S. Treasury Notes	Sep. 2018	$292,110,986	$328,972

				328,972

Short Positions:
1	90 Day Euro Dollar	Dec. 2020	242,550	100
611	5 Year U.S. Treasury Notes	Sep. 2018	69,420,102	251,904
1	10 Year Euro-Bund	Sep. 2018	189,826	(3,597)
94	10 Year U.S. Treasury Notes	Sep. 2018	11,297,625	(59,484)
63	10 Year U.S. Ultra Treasury Notes	Sep. 2018	8,078,766	9,332
9	20 Year U.S. Treasury Bonds	Sep. 2018	1,305,000	(27,268)
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	638,250	(16,208)

				154,779

				$483,751

Cash of $574,689 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/02/18	BNP Paribas	ARS	1,810	$70,000	$62,372	$—	$(7,628)
Expiring 08/08/18	BNP Paribas	ARS	498	21,000	16,481	—	(4,519)
Expiring 08/08/18	BNP Paribas	ARS	249	10,500	8,241	—	(2,259)
Expiring 08/08/18	JPMorgan Chase	ARS	489	21,000	16,203	—	(4,797)
Expiring 08/08/18	JPMorgan Chase	ARS	246	10,500	8,136	—	(2,364)
Expiring 09/14/18	BNP Paribas	ARS	1,022	37,500	32,641	—	(4,859)
Expiring 09/14/18	Citigroup Global Markets	ARS	1,081	40,000	34,536	—	(5,464)
Expiring 09/14/18	JPMorgan Chase	ARS	1,284	47,500	41,012	—	(6,488)
Expiring 09/17/18	BNP Paribas	ARS	529	19,000	16,853	—	(2,147)
Brazilian Real,
Expiring 07/03/18	BNP Paribas	BRL	20	5,400	5,110	—	(290)
Expiring 08/02/18	UBS AG	BRL	1,357	364,000	348,607	—	(15,393)
Chilean Peso,
Expiring 07/03/18	JPMorgan Chase	CLP	2,474	4,000	3,786	—	(214)
Colombian Peso,
Expiring 08/10/18	Goldman Sachs & Co.	COP	169,925	60,000	57,863	—	(2,137)
Indonesian Rupiah,
Expiring 08/20/18	Hong Kong & Shanghai Bank	IDR	3,021,970	212,262	209,312	—	(2,950)
Expiring 08/20/18	UBS AG	IDR	3,021,965	212,351	209,311	—	(3,040)
Expiring 08/31/18	Deutsche Bank AG	IDR	4,732,907	338,500	327,310	—	(11,190)
Japanese Yen,
Expiring 09/20/18	Goldman Sachs & Co.	JPY	186,826	1,700,000	1,697,484	—	(2,516)
Mexican Peso,
Expiring 08/22/18	Goldman Sachs & Co.	MXN	17	826	848	22	—
Expiring 11/26/18	Hong Kong & Shanghai Bank	MXN	5,530	284,000	271,863	—	(12,137)
Russian Ruble,
Expiring 07/09/18	JPMorgan Chase	RUB	54,689	876,000	869,880	—	(6,120)
Expiring 07/12/18	Bank of America	RUB	15,301	246,467	243,294	—	(3,173)
Expiring 07/12/18	Citigroup Global Markets	RUB	24,075	385,072	382,809	—	(2,263)
Expiring 07/12/18	Goldman Sachs & Co.	RUB	15,301	246,031	243,294	—	(2,737)
Expiring 07/12/18	Morgan Stanley	RUB	16,264	254,400	258,608	4,208	—

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Russian Ruble (continued),
Expiring 07/12/18	UBS AG	RUB	9,331	$145,664	$148,363	$2,699	$—
Expiring 08/07/18	BNP Paribas	RUB	23,538	376,000	373,203	—	(2,797)
Expiring 08/21/18	Bank of America	RUB	19,996	318,639	316,548	—	(2,091)
Expiring 08/21/18	Credit Suisse First Boston Corp.	RUB	13,125	209,361	207,775	—	(1,586)
South African Rand,
Expiring 08/16/18	Bank of New York Mellon	ZAR	1,813	132,404	131,294	—	(1,110)
Expiring 08/16/18	Hong Kong & Shanghai Bank	ZAR	964	69,548	69,796	248	—
Turkish Lira,
Expiring 07/16/18	Citigroup Global Markets	TRY	257	55,000	55,425	425	—
Expiring 07/16/18	JPMorgan Chase	TRY	793	170,000	171,290	1,290	—
Expiring 07/16/18	NatWest Markets PLC	TRY	536	115,000	115,897	897	—
Expiring 08/20/18	BNP Paribas	TRY	2,707	696,308	575,805	—	(120,503)
Expiring 08/20/18	BNP Paribas	TRY	27	7,137	5,743	—	(1,394)

				$7,761,370	$7,536,993	9,789	(234,166)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/02/18	BNP Paribas	ARS	1,504	$70,000	$51,814	$18,186	$—
Expiring 07/31/18	BNP Paribas	ARS	857	40,000	28,608	11,392	—
Expiring 07/31/18	Citigroup Global Markets	ARS	857	40,000	28,608	11,392	—
Expiring 07/31/18	JPMorgan Chase	ARS	1,717	79,000	57,314	21,686	—
Expiring 08/08/18	BNP Paribas	ARS	521	19,000	17,265	1,735	—
Expiring 08/08/18	JPMorgan Chase	ARS	1,929	73,000	63,864	9,136	—
Expiring 09/14/18	BNP Paribas	ARS	2,800	125,000	89,448	35,552	—
Expiring 09/17/18	Citigroup Global Markets	ARS	575	19,000	18,305	695	—
Brazilian Real,
Expiring 07/03/18	Citigroup Global Markets	BRL	13	3,400	3,383	17	—
Expiring 07/03/18	Goldman Sachs & Co.	BRL	4	1,000	974	26	—
Expiring 07/03/18	Goldman Sachs & Co.	BRL	4	1,000	967	33	—
Expiring 08/02/18	Goldman Sachs & Co.	BRL	1,340	364,000	344,286	19,714	—
Chilean Peso,
Expiring 07/03/18	JPMorgan Chase	CLP	2,447	4,000	3,745	255	—
Colombian Peso,
Expiring 07/23/18	UBS AG	COP	172,740	60,000	58,871	1,129	—
Euro,
Expiring 07/05/18	Morgan Stanley	EUR	1,079	1,262,775	1,260,623	2,152	—
Expiring 08/06/18	Hong Kong & Shanghai Bank	EUR	1,022	1,192,342	1,196,934	—	(4,592)
Expiring 08/08/18	Barclays Capital Group	EUR	192	224,833	224,549	284	—
Indonesian Rupiah,
Expiring 08/09/18	JPMorgan Chase	IDR	2,458,200	170,000	170,545	—	(545)
Expiring 08/20/18	BNP Paribas	IDR	1,206,501	86,136	83,567	2,569	—
Expiring 08/20/18	Deutsche Bank AG	IDR	2,560,050	182,756	177,317	5,439	—
Expiring 08/20/18	Deutsche Bank AG	IDR	1,270,971	90,699	88,031	2,668	—
Expiring 08/20/18	JPMorgan Chase	IDR	4,989,298	350,200	345,575	4,625	—
Expiring 08/20/18	JPMorgan Chase	IDR	1,206,501	86,148	83,566	2,582	—
Expiring 08/31/18	Deutsche Bank AG	IDR	4,893,238	342,400	338,398	4,002	—
Mexican Peso,
Expiring 07/23/18	Citigroup Global Markets	MXN	5,671	284,000	284,420	—	(420)
Expiring 08/22/18	Deutsche Bank AG	MXN	17	848	848	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Russian Ruble,
Expiring 07/09/18	JPMorgan Chase	RUB	54,568	$876,000	$867,957	$8,043	$—
Expiring 07/12/18	BNP Paribas	RUB	80,270	1,376,861	1,276,368	100,493	—
Expiring 08/07/18	JPMorgan Chase	RUB	54,853	876,000	869,720	6,280	—
South African Rand,
Expiring 08/03/18	Citigroup Global Markets	ZAR	1,845	148,334	133,895	14,439	—
Expiring 08/16/18	Barclays Capital Group	ZAR	6,587	518,652	477,120	41,532	—
Turkish Lira,
Expiring 07/16/18	Deutsche Bank AG	TRY	486	110,208	104,924	5,284	—
Expiring 07/16/18	Morgan Stanley	TRY	1,012	229,792	218,573	11,219	—
Expiring 08/20/18	BNP Paribas	TRY	1,154	283,929	245,352	38,577	—
Expiring 08/20/18	Citigroup Global Markets	TRY	889	220,500	188,984	31,516	—
Expiring 08/20/18	Citigroup Global Markets	TRY	692	171,667	147,211	24,456	—

				$9,983,480	$9,551,929	437,108	(5,557)

						$446,897	$(239,723)

Cross currency exchange contracts outstanding at June 30, 2018:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
09/19/18	Buy	CAD	2,218	AUD	2,260	$16,948	$—	Australia and New Zealand Banking Group
09/20/18	Buy	CAD	2,039	NZD	2,230	42,815	—	Australia and New Zealand Banking Group
09/20/18	Buy	CAD	1,060	CHF	795	—	(1,453)	NatWest Markets PLC
09/20/18	Buy	CAD	258	NZD	290	16	—	Northern Trust Bank FSB
09/20/18	Buy	JPY	185,679	CHF	1,670	—	(11,724)	Goldman Sachs & Co.
09/19/18	Buy	NOK	12,814	EUR	1,350	—	(7,989)	Morgan Stanley
09/20/18	Buy	NOK	6,977	CHF	850	—	(5,074)	Nomura Securities Co.
09/20/18	Buy	NOK	1,050	EUR	110	131	—	State Street Bank
09/19/18	Buy	SEK	2,092	EUR	200	7	—	JPMorgan Chase
09/19/18	Buy	SEK	12,960	EUR	1,270	—	(36,308)	Westpac Banking Corp.

						$59,917	$(62,548)

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
Kingdom of Bahrain	06/20/23	1.000%(Q)	45	$5,619	$3,127	$2,492	JPMorgan Chase
Republic of Argentina	06/20/23	5.000%(Q)	31	(536)	(1,373)	837	Hong Kong & Shanghai Bank
Republic of Argentina	06/20/23	5.000%(Q)	23	(397)	(1,068)	671	Hong Kong & Shanghai Bank
Republic of Argentina	06/20/23	5.000%(Q)	23	(397)	(1,018)	621	Hong Kong & Shanghai Bank
Republic of Brazil	06/20/23	1.000%(Q)	248	18,250	9,610	8,640	JPMorgan Chase
Republic of Brazil	06/20/23	1.000%(Q)	83	6,295	6,325	(30)	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%(Q)	59	4,314	3,581	733	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%(Q)	54	3,974	3,138	836	Goldman Sachs & Co.
Republic of Brazil	06/20/23	1.000%(Q)	53	3,900	2,192	1,708	BNP Paribas
Republic of Brazil	06/20/23	1.000%(Q)	53	3,900	2,192	1,708	BNP Paribas
Republic of Brazil	06/20/23	1.000%(Q)	53	4,019	4,082	(63)	Citigroup Global Markets
Republic of Brazil^	06/20/23	1.000%(Q)	53	4,019	4,060	(41)	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%(Q)	53	4,019	4,050	(31)	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%(Q)	53	4,019	4,039	(20)	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%(Q)	53	3,900	3,147	753	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%(Q)	53	3,900	3,147	753	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%(Q)	52	3,854	3,087	767	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%(Q)	48	3,532	2,028	1,504	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%(Q)	34	2,502	1,046	1,456	Barclays Capital Group
Republic of Brazil	06/20/23	1.000%(Q)	30	2,208	825	1,383	Citigroup Global Markets
Republic of Brazil	06/20/23	1.000%(Q)	25	1,840	662	1,178	Deutsche Bank AG
Republic of Philippines	06/20/23	1.000%(Q)	412	(1,599)	(5,110)	3,511	JPMorgan Chase
Republic of South Africa	06/20/23	1.000%(Q)	620	31,461	15,418	16,043	Morgan Stanley
Republic of Turkey	06/20/23	1.000%(Q)	204	17,125	14,429	2,696	Morgan Stanley
Republic of Turkey	06/20/23	1.000%(Q)	40	3,358	2,852	506	Morgan Stanley
Republic of Turkey	06/20/23	1.000%(Q)	35	2,938	2,609	329	Deutsche Bank AG
Republic of Turkey	06/20/23	1.000%(Q)	31	2,603	2,375	228	Morgan Stanley
Republic of Turkey	06/20/23	1.000%(Q)	20	1,679	1,418	261	Goldman Sachs & Co.
United Mexican States	06/20/23	1.000%(Q)	88	1,318	558	760	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	76	1,138	457	681	Barclays Capital Group
United Mexican States	06/20/23	1.000%(Q)	71	1,063	446	617	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	61	914	321	593	Deutsche Bank AG
United Mexican States	06/20/23	1.000%(Q)	53	793	1,044	(251)	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Credit default swap agreements outstanding at June 30, 2018 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1) (continued):
United Mexican States	06/20/23	1.000%(Q)	52	$779	$954	$(175)	Barclays Capital Group
United Mexican States	06/20/23	1.000%(Q)	52	779	1,024	(245)	Barclays Capital Group
United Mexican States	06/20/23	1.000%(Q)	52	779	1,001	(222)	Barclays Capital Group
United Mexican States	06/20/23	1.000%(Q)	52	779	1,036	(257)	Barclays Capital Group
United Mexican States	06/20/23	1.000%(Q)	50	748	408	340	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	45	674	440	234	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	42	629	837	(208)	Barclays Capital Group
United Mexican States	06/20/23	1.000%(Q)	36	539	225	314	Barclays Capital Group

				$151,231	$99,621	$51,610

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.30.V1	06/20/23	1.000%(Q)	3,329	$(52,784)	$(50,359)	$2,425

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.29.V1	12/20/22	5.000%(Q)	5,255	0.034%	$341,584	$331,378	$(10,206)
CDX.NA.IG.30.V1	06/20/23	5.000%(Q)	1,750	0.036%	100,625	103,461	2,836

					$442,209	$434,839	$(7,370)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
MXN	41,263	01/28/19	7.361%(M)	28 Day Mexican Interbank Rate(1)(M)	$—	$10,411	$10,411
MXN	6,770	02/22/21	7.658%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(2,915)	(2,915)
MXN	3,217	10/14/22	7.105%(M)	29 Day Mexican Interbank Rate(1)(M)	(4)	4,719	4,723
MXN	2,441	10/14/22	7.110%(M)	28 Day Mexican Interbank Rate(1)(M)	(3)	3,558	3,561
MXN	6,565	06/19/23	7.940%(M)	28 Day Mexican Interbank Rate(2)(M)	—	804	804
PLN	477	03/06/28	2.955%(A)	6 Month WIBOR(1)(S)	—	(1,017)	(1,017)
	11,000	02/29/20	1.359%(S)	3 Month LIBOR(1)(Q)	—	221,307	221,307
	10,910	02/29/20	1.374%(S)	3 Month LIBOR(1)(Q)	—	216,433	216,433
	5,880	02/29/20	1.318%(S)	3 Month LIBOR(1)(Q)	—	122,758	122,758
	5,440	02/29/20	1.350%(S)	3 Month LIBOR(1)(Q)	—	110,165	110,165
	5,440	02/29/20	1.320%(S)	3 Month LIBOR(1)(Q)	—	126,094	126,094
	4,840	02/29/20	1.318%(S)	3 Month LIBOR(1)(Q)	—	100,957	100,957
	21,755	05/31/20	1.622%(S)	3 Month LIBOR(2)(Q)	—	(483,619)	(483,619)
	20,150	06/30/20	2.522%(A)	1 Day USOIS(1)(A)	—	(16,636)	(16,636)
	20,040	06/30/20	2.454%(A)	1 Day USOIS(1)(A)	—	6,714	6,714
	1,905	01/20/27	2.700%(S)	3 Month LIBOR(2)(Q)	—	(23,179)	(23,179)
ZAR	2,035	03/06/28	7.660%(Q)	3 Month JIBAR(1)(Q)	4	6,003	5,999
ZAR	2,005	03/06/28	7.640%(Q)	3 Month JIBAR(1)(Q)	4	6,112	6,108
ZAR	2,690	06/20/28	7.940%(Q)	3 Month JIBAR(1)(Q)	—	5,129	5,129
ZAR	1,870	06/20/28	7.935%(Q)	3 Month JIBAR(1)(Q)	—	3,612	3,612
ZAR	1,870	06/20/28	7.925%(Q)	3 Month JIBAR(1)(Q)	—	3,705	3,705
ZAR	1,860	06/20/28	7.918%(Q)	3 Month JIBAR(1)(Q)	—	3,750	3,750
ZAR	1,556	06/20/28	7.895%(Q)	3 Month JIBAR(1)(Q)	—	3,315	3,315

					$1	$428,180	$428,179

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreements outstanding at June 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
MXN 15,750	11/21/18	7.060%(M)	28 Day Mexican Interbank Rate(2)(M)	$(3,792)	$—	$(3,792)	JPMorgan Chase
MXN 13,125	11/21/18	7.070%(M)	28 Day Mexican Interbank Rate(2)(M)	(3,129)	—	(3,129)	Citigroup Global Markets
MXN 22,400	11/28/18	6.980%(M)	28 Day Mexican Interbank Rate(2)(M)	(5,968)	—	(5,968)	Citigroup Global Markets
MXN 12,707	11/28/18	6.980%(M)	28 Day Mexican Interbank Rate(2)(M)	(3,588)	—	(3,588)	JPMorgan Chase
MXN 1,742	07/17/25	6.325%(M)	28 Day Mexican Interbank Rate(2)(M)	(7,781)	—	(7,781)	Citigroup Global Markets
MXN 5,260	08/06/25	6.330%(M)	28 Day Mexican Interbank Rate(2)(M)	(23,728)	(56)	(23,672)	Citigroup Global Markets
MXN 6,621	08/11/25	6.307%(M)	28 Day Mexican Interbank Rate(1)(M)	30,330	69	30,261	Deutsche Bank AG
MXN 1,784	08/11/25	6.310%(M)	28 Day Mexican Interbank Rate(1)(M)	8,156	18	8,138	Bank of America
MXN 1,784	08/11/25	6.310%(M)	28 Day Mexican Interbank Rate(1)(M)	8,156	18	8,138	Bank of America

				$(1,344)	$49	$(1,393)

Cash of $687,000 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$108,295	$(8,625)	$99,690	$(49,473)

Reverse Repurchase Agreement outstanding at June 30, 2018:

Broker	Interest Rate	Trade Date	Value at June 30, 2018	Maturity Date	Cost
Merrill Lynch	2.100%	04/24/2018	$7,478,525	Open	$7,478,525
Merrill Lynch	2.100%	04/24/2018	2,774,200	Open	2,774,200

			$10,252,725		$10,252,725

The aggregate value of Reverse Repurchase Agreements is $10,252,725. Corporate Bonds, with a market value of $10,454,511 have been segregated to cover the requirement for the reverse repurchase agreements outstanding as of June 30, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$79,104,774	$999,975
Collateralized Debt Obligations	—	3,102,315	—
Collateralized Loan Obligations	—	16,409,570	—
Consumer Loans	—	2,198,823	—
Credit Cards	—	11,198,465	—
Equipment	—	7,388,634	—
Home Equity Loans	—	1,565,813	—
Other	—	9,339,527	—
Residential Mortgage-Backed Securities	—	4,404,411	—
Student Loans	—	25,434,660	—
Commercial Mortgage-Backed Securities	—	100,090,436	—
Corporate Bonds	—	273,048,352	—
Residential Mortgage-Backed Securities	—	40,517,621	—
Sovereign Bonds	—	5,168,273	—
U.S. Government Agency Obligations	—	47,590,995	—
U.S. Treasury Obligations	—	9,684,828	—
Affiliated Mutual Funds	17,533,330	—	—
Certificates of Deposit	—	29,710,300	—
Commercial Paper	—	42,878,447	—
Options Purchased	—	94,337	—
Options Written	—	(728,619)	—
Other Financial Instruments*
Futures Contracts	483,751	—	—
OTC Forward Foreign Currency Exchange Contracts	—	207,174	—
OTC Cross Currency Exchange Contracts	—	(2,631)	—
Centrally Cleared Credit Default Swap Agreements	—	(4,945)	—
OTC Credit Default Swap Agreements	—	147,212	4,019
Centrally Cleared Interest Rate Swap Agreements	—	428,179	—
OTC Interest Rate Swap Agreements	—	(1,344)	—

Total	$18,017,081	$708,975,607	$1,003,994

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2, and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Commercial Mortgage-Backed Securities	14.7%
Banks	14.4
Automobiles	11.8
U.S. Government Agency Obligations	7.0
Residential Mortgage-Backed Securities	6.6
Commercial Paper	6.3
Certificates of Deposit	4.4
Student Loans	3.7

Affiliated Mutual Funds (1.1% represents investments purchased with collateral from securities on loan)	2.6%
Pharmaceuticals	2.5
Collateralized Loan Obligations	2.4
Diversified Financial Services	2.3
Semiconductors	2.1
Auto Manufacturers	2.0
Pipelines	1.8
Electric	1.7
Credit Cards	1.6
U.S. Treasury Obligations	1.4
Other	1.4
Telecommunications	1.2
Multi-National	1.1
Equipment	1.1

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification (continued):

Media	1.0%
Real Estate Investment Trusts (REITs)	1.0
Oil & Gas	0.9
Trucking & Leasing	0.9
Sovereign Bonds	0.8
Healthcare-Products	0.7
Agriculture	0.7
Computers	0.7
Airlines	0.7
Insurance	0.5
Foods	0.5
Collateralized Debt Obligations	0.5
Beverages	0.4
Consumer Loans	0.3
Lodging	0.3
Software	0.3
Healthcare-Services	0.3
Transportation	0.2
Home Builders	0.2
Retail	0.2
Commercial Services	0.2
Office/Business Equipment	0.2
Home Equity Loans	0.2

Internet	0.1%
Electronics	0.1
Packaging & Containers	0.1
Transportation Infrastructure	0.1
Oil & Gas Services	0.1
Machinery-Construction & Mining	0.1
Leisure Time	0.1
Biotechnology	0.1
Chemicals	0.1
Aerospace & Defense	0.1
Mining	0.1
Auto Parts & Equipment	0.0	*
Iron/Steel	0.0	*
Options Purchased	0.0	*
Engineering & Construction	0.0	*
	106.9

Options Written	(0.1)
Liabilities in excess of other assets	(6.8)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$5,261	*	Due from/to broker — variation margin swaps	$10,206	*
Credit contracts	Premiums paid for OTC swap agreements	108,190		Premiums received for OTC swap agreements	8,569
Credit contracts	Unrealized appreciation on OTC swap agreements	53,153		Unrealized depreciation on OTC swap agreements	1,543
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	59,917		Unrealized depreciation on OTC cross currency exchange contracts	62,548
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	446,897		Unrealized depreciation on OTC forward foreign currency exchange contracts	239,723
Interest rate contracts	Due from/to broker — variation margin futures	590,308	*	Due from/to broker — variation margin futures	106,557	*
Interest rate contracts	Due from/to broker — variation margin swaps	955,545	*	Due from/to broker — variation margin swaps	527,366	*
Interest rate contracts	Premiums paid for OTC swap agreements	105		Premiums received for OTC swap agreements	56
Interest rate contracts	Unaffiliated investments	94,337		Options written outstanding, at value	728,619
Interest rate contracts	Unrealized appreciation on OTC swap agreements	46,537		Unrealized depreciation on OTC swap agreements	47,930

Total		$2,360,250			$1,733,117

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$442,413
Foreign exchange contracts	—	(375,354)	—
Interest rate contracts	1,382,752		(289,844)

Total	$1,382,752	$(375,354)	$152,569

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(25,483)
Foreign exchange contracts	—	—	—	455,125	—
Interest rate contracts	17,977	78,166	382,436	—	116,742

Total	$17,977	$78,166	$382,436	$455,125	$91,259

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts- Long Positions(4)	Futures Contracts- Short Positions(4)	Forward Foreign Currency Exchange Contracts- Purchased(2)	Forward Foreign Currency Exchange Contracts- Sold(2)	Cross Currency Exchange Contracts(3)
$232,889	$174,163,333	$301,091,324	$203,214,890	$8,007,219	$11,606,507	$7,819,316

Credit Default Swap Agreements- Buy Protection(4)	Credit Default Swap Agreements- Sell Protection(4)	Interest Rate Swap Agreements(4)
$5,228,737	$22,673,667	$132,846,777

(1)	Cost.

(2)	Value at Settlement Date.

(3)	Value at Trade Date.

(4)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	N/A	$7,412,359	$(7,412,359)	$—
Reverse Repurchase Agreements	International Bank for Reconstruction and Development	7,478,525	(7,478,525)	—
Reverse Repurchase Agreements	KFW	2,774,200	(2,774,200)	—

		$17,665,084

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Australia and New Zealand Banking Group	$59,763	$—	$59,763	$—	$59,763
Bank of America	16,312	(5,264)	11,048	(10,382)	666
Bank of New York Mellon	—	(1,110)	(1,110)	—	(1,110)
Barclays Capital Group	50,847	(1,107)	49,740	—	49,740
BNP Paribas	216,304	(146,396)	69,908	(69,908)	—
Citigroup Global Markets	132,051	(265,294)	(133,243)	133,243	—
Credit Suisse First Boston Corp.	2,916	(1,586)	1,330	—	1,330
Deutsche Bank AG	144,836	(11,190)	133,646	(130,000)	3,646
Goldman Sachs & Co.	25,448	(19,114)	6,334	(6,334)	—
Hong Kong & Shanghai Bank	2,377	(23,138)	(20,761)	—	(20,761)
JPMorgan Chase	81,284	(33,018)	48,266	(48,266)	—
Morgan Stanley	72,126	(7,989)	64,137	(50,000)	14,137
NatWest Markets PLC	897	(1,453)	(556)	—	(556)
Nomura Securities Co.	—	(5,074)	(5,074)	—	(5,074)
Northern Trust Bank FSB	16	—	16	—	16
State Street Bank	131	—	131	—	131
UBS AG	3,828	(530,947)	(527,119)	527,119	—
Westpac Banking Corp.	—	(36,308)	(36,308)	—	(36,308)

	$809,136	$(1,088,988)	$(279,852)	$345,472	$65,620

(1)

Includes unrealized appreciation)depreciation on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosure by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $7,412,359:
Unaffiliated investments (cost $718,040,675)	$709,930,556
Affiliated investments (cost $17,533,330)	17,533,330
Cash	3,534
Foreign currency, at value (cost $880,388)	863,753
Receivable for investments sold	6,418,349
Dividends and interest receivable	3,047,568
Receivable for fund share sold	2,045,930
Deposit with broker for centrally cleared swaps	687,000
Deposit with broker for futures	574,689
Unrealized appreciation on OTC forward foreign currency contracts	446,897
Premiums paid for OTC swap agreements	108,295
Unrealized appreciation on OTC swap agreements	99,690
Unrealized appreciation on OTC cross currency exchange contracts	59,917
Due from broker-variation margin swaps	12,524
Prepaid expenses	10,587

Total Assets	741,842,619

LIABILITIES:
Payable for investments purchased	41,727,288
Reverse repurchase agreements	10,252,725
Payable to broker for collateral for securities on loan	7,553,013
Options written outstanding, at value (premiums received $806,785)	728,619
Cash segregated from counterparty - OTC	410,000
Unrealized depreciation on OTC forward foreign currency contracts	239,723
Management fees payable	117,367
Accrued expenses and other liabilities	104,085
Unrealized depreciation on OTC cross currency exchange contracts	62,548
Unrealized depreciation on OTC swap agreements	49,473
Payable for fund share repurchased	46,363
Interest payable on reverse repurchase agreements	40,594
Due to broker-variation margin futures	27,931
Distribution fee payable	23,274
Premiums received for OTC swap agreements	8,625
Affiliated transfer agent fee payable	365

Total Liabilities	61,391,993

NET ASSETS	$680,450,626

Net assets were comprised of:
Partners Equity	$680,450,626

Net asset value and redemption price per share, $680,450,626 / 63,440,604 outstanding shares of beneficial interest	$10.73

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Interest income	$8,502,914
Affiliated dividend income	143,610
Affiliated Income from securities lending, net (including affiliated income of $19,542)	19,542

8,666,066

EXPENSES
Management fees	1,529,260
Distribution fee	805,183
Custodian and accounting fees	95,841
Interest expense on reverse repurchase agreements	51,948
Audit fee	31,021
Shareholders’ reports	8,137
Trustees’ fees	7,916
Legal fees and expenses	5,418
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	15,939

Total expenses	2,554,129
Less: Fee waivers and/or expense reimbursement	(183,582)

Net expenses	2,370,547

NET INVESTMENT INCOME (LOSS)	6,295,519

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(9,635))	(3,559,666)
Futures transactions	1,382,752
Swap agreements transactions	152,569
Forward and cross currency contracts transactions	(375,354)
Foreign currency transactions	(246,584)

(2,646,283)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $4,167)	(5,100,941)
Futures	382,436
Options written	78,166
Swap agreements	91,259
Forward and cross currency contracts	455,125
Foreign currencies	(50,606)

(4,144,561)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(6,790,844)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(495,325)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,295,519	$10,873,805
Net realized gain (loss) on investment and foreign currency transactions	(2,646,283)	(20,606)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,144,561)	(179,134)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(495,325)	10,674,065

FUND SHARE TRANSACTIONS:
Fund share sold [9,861,808 and 7,798,111 shares, respectively]	105,616,132	83,303,914
Fund share repurchased [5,849,098 and 9,312,816 shares, respectively]	(62,677,912)	(99,471,465)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	42,938,220	(16,167,551)

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,442,895	(5,493,486)
NET ASSETS:
Beginning of period	638,007,731	643,501,217

End of period	$680,450,626	$638,007,731

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

LONG-TERM INVESTMENTS — 89.1%
COMMON STOCKS — 52.5%	Shares	Value
Aerospace & Defense — 1.1%
Aerojet Rocketdyne Holdings, Inc.*(a)	32,100	$946,629
Axon Enterprise, Inc.*(a)	107,100	6,766,578
Boeing Co. (The)	197,366	66,218,267
BWX Technologies, Inc.	64,200	4,000,944
Cubic Corp.	22,000	1,412,400
Harris Corp.	121,423	17,550,480
HEICO Corp. (Class A Stock)	32,025	1,951,924
L3 Technologies, Inc.	32,698	6,288,479
Meggitt PLC (United Kingdom)	2,177,472	14,130,029
Northrop Grumman Corp.	68,092	20,951,908
Teledyne Technologies, Inc.*	5,600	1,114,736
Textron, Inc.(a)	290,784	19,165,573
Triumph Group, Inc.(a)	90,300	1,769,880

		162,267,827

Air Freight & Logistics — 0.1%
FedEx Corp.	80,981	18,387,546

Airlines — 0.4%
Alaska Air Group, Inc.	226,700	13,690,413
American Airlines Group, Inc.(a)	303,937	11,537,449
Delta Air Lines, Inc.	308,965	15,306,126
Hawaiian Holdings, Inc.	55,200	1,984,440
United Continental Holdings, Inc.*	194,713	13,577,337

		56,095,765

Auto Components — 0.4%
Adient PLC(a)	31,900	1,569,161
Aisin Seiki Co. Ltd. (Japan)	110,800	5,045,008
Aptiv PLC	105,595	9,675,670
Autoliv, Inc. (Sweden)(a)	3,700	529,914
Autoliv, Inc. (Sweden), SDR(a)	78,833	8,062,121
Gentherm, Inc.*	89,700	3,525,210
Koito Manufacturing Co. Ltd. (Japan)	72,900	4,815,272
Magna International, Inc. (Canada)	439,537	25,550,286
Sumitomo Rubber Industries Ltd. (Japan)(a)	260,200	4,124,422
Veoneer, Inc. (Sweden)*	78,833	2,787,441

		65,684,505

Automobiles — 0.5%
Bayerische Motoren Werke AG (Germany)	101,185	9,146,373
Honda Motor Co. Ltd. (Japan)	225,800	6,620,678
Suzuki Motor Corp. (Japan)	235,600	12,983,473
Tesla, Inc.*(a)	40,271	13,810,939
Toyota Motor Corp. (Japan)	441,900	28,577,227

		71,138,690

Banks — 4.3%
ABN AMRO Group NV (Netherlands), GDR, 144A	393,610	10,179,473
Ameris Bancorp	63,800	3,403,730
Australia & New Zealand Banking Group Ltd. (Australia)	928,665	19,436,570
Bank of America Corp.	866,993	24,440,533
BankUnited, Inc.	107,300	4,383,205
Barclays PLC (United Kingdom), ADR(a)	294,306	2,951,889
BNP Paribas SA (France)	361,677	22,372,258
Bridge Bancorp, Inc.	53,100	1,908,945
Citigroup, Inc.	822,038	55,010,783

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
CoBiz Financial, Inc.	96,490	$2,072,605
Commerzbank AG (Germany)*	341,772	3,260,286
Danske Bank A/S (Denmark)	431,169	13,432,594
DBS Group Holdings Ltd. (Singapore)	936,762	18,217,231
DNB ASA (Norway)	1,163,510	22,657,100
East West Bancorp, Inc.	57,800	3,768,560
Erste Group Bank AG (Austria)*	233,256	9,724,432
Fifth Third Bancorp	783,466	22,485,474
First Republic Bank(a)	236,514	22,892,190
Hilltop Holdings, Inc.	108,100	2,385,767
Home BancShares, Inc.	153,536	3,463,772
ING Groep NV (Netherlands)	1,448,338	20,790,227
Intesa Sanpaolo SpA (Italy)	3,765,255	10,893,917
JPMorgan Chase & Co.	797,618	83,111,796
KeyCorp	521,323	10,186,651
Lloyds Banking Group PLC (United Kingdom)	20,751,538	17,217,899
Mitsubishi UFJ Financial Group, Inc. (Japan)	3,394,200	19,227,751
National Bank Holdings Corp. (Class A Stock)	61,000	2,353,990
National Bank of Canada (Canada)	337,900	16,223,518
National Commerce Corp.*	16,300	754,690
Nordea Bank AB (Sweden)	2,013,262	19,312,396
Pacific Premier Bancorp, Inc.*	60,800	2,319,520
Pinnacle Financial Partners, Inc.(a)	56,368	3,458,177
PNC Financial Services Group, Inc. (The)	93,074	12,574,297
Popular, Inc. (Puerto Rico)	80,700	3,648,447
Prosperity Bancshares, Inc.(a)	43,110	2,947,000
Seacoast Banking Corp. of Florida*	82,000	2,589,560
Signature Bank*	34,000	4,347,920
South State Corp.	5,700	491,625
Standard Chartered PLC (United Kingdom)	987,191	8,967,056
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	265,081	10,458,406
SVB Financial Group*	15,800	4,562,408
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,452,082	16,082,461
Texas Capital Bancshares, Inc.*	35,660	3,262,890
Towne Bank	112,200	3,601,620
U.S. Bancorp	203,624	10,185,272
United Overseas Bank Ltd. (Singapore)	473,200	9,274,121
Webster Financial Corp.(a)	58,100	3,700,970
Wells Fargo & Co.	1,213,846	67,295,622
Westamerica Bancorporation(a)	17,900	1,011,529
Western Alliance Bancorp*	90,200	5,106,222

		644,405,355

Beverages — 0.8%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	17,000	5,094,900
Coca-Cola Co. (The)	549,188	24,087,386
Constellation Brands, Inc. (Class A Stock)	35,994	7,878,007
Diageo PLC (United Kingdom)	482,448	17,332,361
Dr. Pepper Snapple Group, Inc.(a)	245,825	29,990,650
Kirin Holdings Co. Ltd. (Japan)	235,800	6,320,593
PepsiCo, Inc.	329,004	35,818,665

		126,522,562

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Biotechnology — 1.3%
AbbVie, Inc.	263,288	$24,393,633
Acceleron Pharma, Inc.*	100,900	4,895,668
Aimmune Therapeutics, Inc.*(a)	79,000	2,124,310
Alexion Pharmaceuticals, Inc.*	115,538	14,344,043
Alkermes PLC*(a)	37,100	1,527,036
Amgen, Inc.	91,270	16,847,529
Apellis Pharmaceuticals, Inc.*	38,200	840,400
Biogen, Inc.*	54,842	15,917,342
BioMarin Pharmaceutical, Inc.*	86,653	8,162,713
Bluebird Bio, Inc.*(a)	6,500	1,020,175
Calyxt, Inc.*(a)	24,750	462,083
Celgene Corp.*	201,309	15,987,961
CSL Ltd. (Australia)	54,935	7,819,621
Exact Sciences Corp.*	10,200	609,858
Exelixis, Inc.*	205,400	4,420,208
Gilead Sciences, Inc.	220,275	15,604,281
Incyte Corp.*	34,868	2,336,156
Insmed, Inc.*	9,500	224,675
Ironwood Pharmaceuticals, Inc.*(a)	142,000	2,715,040
Neurocrine Biosciences, Inc.*(a)	56,200	5,521,088
Sage Therapeutics, Inc.*	34,400	5,384,632
Sarepta Therapeutics, Inc.*	7,500	991,350
Seattle Genetics, Inc.*	10,200	677,178
Shire PLC, ADR(a)	129,398	21,842,382
TESARO, Inc.*(a)	31,700	1,409,699
United Therapeutics Corp.*	13,000	1,470,950
Vertex Pharmaceuticals, Inc.*	108,023	18,359,589

		195,909,600

Building Products — 0.2%
Armstrong World Industries, Inc.*	26,500	1,674,800
Fortune Brands Home & Security, Inc.	112,006	6,013,602
Insteel Industries, Inc.(a)	43,500	1,452,900
Johnson Controls International PLC(a)	464,848	15,549,166
Quanex Building Products Corp.	119,900	2,152,205
Simpson Manufacturing Co., Inc.	4,000	248,760

		27,091,433

Capital Markets — 1.2%
BlackRock, Inc.	8,769	4,376,082
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	59,985	2,431,792
Cboe Global Markets, Inc.	106,200	11,052,234
Charles Schwab Corp. (The)	408,763	20,887,789
Close Brothers Group PLC (United Kingdom)	92,492	1,805,611
CME Group, Inc.	34,390	5,637,209
FactSet Research Systems, Inc.(a)	21,900	4,338,390
Franklin Resources, Inc.(a)	133,097	4,265,759
GAM Holding AG (Switzerland)*	421,680	5,798,441
Intercontinental Exchange, Inc.	260,927	19,191,181
Janus Henderson Group PLC (United Kingdom)(a)	53,277	1,637,202
KKR & Co. LP	139,090	3,456,386
Macquarie Group Ltd. (Australia)	175,219	15,968,803
Morgan Stanley	411,907	19,524,392
Nasdaq, Inc.	77,427	7,066,762
Raymond James Financial, Inc.	63,159	5,643,257
S&P Global, Inc.	39,725	8,099,530

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
State Street Corp.	118,757	$11,055,089
TD Ameritrade Holding Corp.	430,693	23,589,056

		175,824,965

Chemicals — 1.4%
AgroFresh Solutions, Inc.*(a)	82,600	579,026
Air Liquide SA (France)	94,778	11,879,982
Air Products & Chemicals, Inc.	111,876	17,422,449
Akzo Nobel NV (Netherlands)	5,888	502,201
Asahi Kasei Corp. (Japan)	1,081,400	13,713,720
Axalta Coating Systems Ltd.*	35,800	1,085,098
BASF SE (Germany)	164,116	15,667,936
Cabot Corp.	24,300	1,501,011
Celanese Corp. (Class A Stock)	31,100	3,453,966
CF Industries Holdings, Inc.	177,400	7,876,560
Covestro AG (Germany), 144A	89,257	7,933,494
Croda International PLC (United Kingdom)	8,813	556,779
DowDuPont, Inc.	695,133	45,823,167
GCP Applied Technologies, Inc.*	84,100	2,434,695
Incitec Pivot Ltd. (Australia)	101,586	272,554
Johnson Matthey PLC (United Kingdom)	270,193	12,865,637
KMG Chemicals, Inc.	69,500	5,127,710
Koninklijke DSM NV (Netherlands)	5,170	517,202
Minerals Technologies, Inc.	26,100	1,966,635
Orion Engineered Carbons SA (Luxembourg)	5,600	172,760
PPG Industries, Inc.	86,184	8,939,866
Praxair, Inc.	4,212	666,128
RPM International, Inc.	169,788	9,902,036
Sherwin-Williams Co. (The)	25,353	10,333,122
Symrise AG (Germany)	4,378	382,963
Tosoh Corp. (Japan)	143,300	2,215,731
Umicore SA (Belgium)	258,418	14,752,435
Valvoline, Inc.(a)	227,381	4,904,608
Victrex PLC (United Kingdom)	8,880	339,967
Yara International ASA (Norway)	8,538	353,236

		204,142,674

Commercial Services & Supplies — 0.3%
HNI Corp.	46,600	1,733,520
KAR Auction Services, Inc.	22,200	1,216,560
Mobile Mini, Inc.	72,850	3,416,665
Rollins, Inc.	87,200	4,584,976
Stericycle, Inc.*(a)	236,967	15,471,575
Waste Connections, Inc.	248,634	18,717,168

		45,140,464

Communications Equipment — 0.6%
Cisco Systems, Inc.	1,326,166	57,064,923
Juniper Networks, Inc.	162,300	4,450,266
Lumentum Holdings, Inc.*(a)	10,100	584,790
Motorola Solutions, Inc.	74,200	8,634,654
Palo Alto Networks, Inc.*	28,900	5,938,083
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	779,487	6,005,327

		82,678,043

Construction & Engineering — 0.0%
Aegion Corp.*	60,600	1,560,450
EMCOR Group, Inc.	2,900	220,922

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Construction & Engineering (continued)
Jacobs Engineering Group, Inc.	4,100	$260,309
Valmont Industries, Inc.	16,400	2,472,300

		4,513,981

Construction Materials — 0.1%
Martin Marietta Materials, Inc.(a)	38,156	8,521,379
Vulcan Materials Co.	68,369	8,823,703

		17,345,082

Consumer Finance — 0.3%
Ally Financial, Inc.	416,536	10,942,401
Capital One Financial Corp.	99,332	9,128,611
Credit Saison Co. Ltd. (Japan)	341,400	5,363,721
SLM Corp.*	352,600	4,037,270
Synchrony Financial	294,674	9,836,218

		39,308,221

Containers & Packaging — 0.3%
Amcor Ltd. (Australia)	960,643	10,235,352
Ball Corp.(a)	374,511	13,313,866
Bemis Co., Inc.	77,000	3,250,170
Graphic Packaging Holding Co.	143,400	2,080,734
International Paper Co.	132,930	6,922,994
Myers Industries, Inc.	142,300	2,732,160
Orora Ltd. (Australia)	143,806	379,823
Sealed Air Corp.	105,600	4,482,720
Vidrala SA (Spain)	3,133	298,115

		43,695,934

Distributors — 0.0%
Core-Mark Holding Co., Inc.	39,600	898,920

Diversified Consumer Services — 0.1%
Ascent Capital Group, Inc. (Class A Stock)*	39,142	109,989
Bright Horizons Family Solutions, Inc.*	30,700	3,147,364
Service Corp. International	115,900	4,148,061
ServiceMaster Global Holdings, Inc.*	59,000	3,508,730

		10,914,144

Diversified Financial Services — 0.5%
AXA Equitable Holdings, Inc.*(a)	418,777	8,630,994
Berkshire Hathaway, Inc. (Class B Stock)*	170,433	31,811,319
Challenger Ltd. (Australia)	1,333,117	11,666,445
Element Fleet Management Corp. (Canada)	1,575,541	7,406,415
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,144,000	7,013,146
Sentinel Energy Services, Inc.*	12,279	123,895
Voya Financial, Inc.	250,634	11,779,798

		78,432,012

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	597,916	19,199,083
KT Corp. (South Korea)	247,364	6,083,886
Nippon Telegraph & Telephone Corp. (Japan)	709,000	32,208,461
Telecom Italia SpA (Italy)	9,644,818	6,276,639
Telefonica Deutschland Holding AG (Germany)	3,272,153	12,872,537
Telefonica SA (Spain)	1,092,039	9,268,623
Telstra Corp. Ltd. (Australia)	1,133,989	2,193,294
Verizon Communications, Inc.	833,635	41,940,177

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc.*	28,900	$1,054,272

		131,096,972

Electric Utilities — 0.6%
American Electric Power Co., Inc.	6,629	459,058
Entergy Corp.	64,373	5,200,695
Evergy, Inc.	125,164	7,027,959
Eversource Energy	174,670	10,237,409
NextEra Energy, Inc.	205,703	34,358,572
OGE Energy Corp.	99,900	3,517,479
PG&E Corp.	104,100	4,430,496
PNM Resources, Inc.	81,800	3,182,020
Southern Co. (The)(a)	358,032	16,580,462
SSE PLC (United Kingdom)	204,784	3,655,504

		88,649,654

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	699,594	15,260,897
Hubbell, Inc.	114,074	12,062,185
Legrand SA (France)	129,380	9,476,721
Melrose Industries PLC (United Kingdom)	2,318,637	6,487,691
Mitsubishi Electric Corp. (Japan)	1,785,100	23,684,560
nVent Electric PLC (United Kingdom)*	7,948	199,495
Prysmian SpA (Italy)	292,169	7,249,545
Sensata Technologies Holding PLC*(a)	174,885	8,321,028
Siemens Gamesa Renewable Energy SA (Spain)(a)	7,831	104,678

		82,846,800

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	200,400	17,464,860
AVX Corp.	122,800	1,924,276
Belden, Inc.(a)	41,550	2,539,536
Coherent, Inc.*(a)	19,200	3,003,264
Control4 Corp.*	88,500	2,151,435
Hamamatsu Photonics KK (Japan)	140,800	6,044,186
Keysight Technologies, Inc.*	166,914	9,852,933
Largan Precision Co. Ltd. (Taiwan)	48,000	7,051,556
Omron Corp. (Japan)	195,300	9,097,827

		59,129,873

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co.	11,000	363,330
Dril-Quip, Inc.*(a)	30,400	1,562,560
Ensco PLC (Class A Stock)(a)	544,200	3,950,892
Exterran Corp.*	94,450	2,365,028
Frank’s International NV(a)	13,100	102,180
Halliburton Co.	6,500	292,890
Keane Group, Inc.*	240,200	3,283,534
NCS Multistage Holdings, Inc.*(a)	25,100	364,703
Schlumberger Ltd.	228,521	15,317,763
TechnipFMC PLC (United Kingdom)	8,800	279,312
Tenaris SA (Luxembourg)	27,348	499,102
WorleyParsons Ltd. (Australia)	646,096	8,345,554

		36,726,848

Equity Real Estate Investment Trusts (REITs) — 1.7%
Acadia Realty Trust	97,871	2,678,729
Alexander & Baldwin, Inc.	132,844	3,121,834
Alexandria Real Estate Equities, Inc.(a)	10,634	1,341,692

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Allied Properties Real Estate Investment Trust (Canada)	11,600	$369,269
American Campus Communities, Inc.	34,341	1,472,542
American Tower Corp.	73,282	10,565,067
AvalonBay Communities, Inc.	68,201	11,723,070
Boston Properties, Inc.	17,696	2,219,432
Camden Property Trust	58,469	5,328,280
Canadian Apartment Properties REIT (Canada)	13,154	426,543
CapitaLand Commercial Trust (Singapore)	162,000	197,271
CapitaLand Mall Trust (Singapore)	484,400	736,308
Cedar Realty Trust, Inc.	149,207	704,257
Charter Hall Retail REIT (Australia)	182,949	567,158
Concentradora Fibra Danhos SA de CV (Mexico)	296,600	440,563
Crown Castle International Corp.	54,916	5,921,043
CubeSmart	13,746	442,896
DCT Industrial Trust, Inc.	41,249	2,752,546
Derwent London PLC (United Kingdom)	18,276	747,713
Douglas Emmett, Inc.	68,828	2,765,509
Duke Realty Corp.	7,800	226,434
EastGroup Properties, Inc.	30,300	2,895,468
Equinix, Inc.	34,077	14,649,362
Equity Commonwealth*	134,400	4,233,600
Equity Residential	192,939	12,288,285
Essex Property Trust, Inc.	12,733	3,044,078
Federal Realty Investment Trust	13,805	1,747,023
First Industrial Realty Trust, Inc.	11,169	372,374
Gecina SA (France)(a)	5,727	956,744
GGP, Inc.	462,426	9,447,363
Goodman Group (Australia)	41,155	293,387
Great Portland Estates PLC (United Kingdom)	615,260	5,797,033
Healthcare Realty Trust, Inc.	37,993	1,104,836
Highwoods Properties, Inc.	11,500	583,395
Hoshino Resorts REIT, Inc. (Japan)	6	31,164
Host Hotels & Resorts, Inc.	41,481	874,005
Hudson Pacific Properties, Inc.	24,132	854,997
Inmobiliaria Colonial Socimi SA (Spain)	62,132	685,119
JBG SMITH Properties	99,376	3,624,243
Kilroy Realty Corp.	22,761	1,721,642
Kimco Realty Corp.	49,900	847,801
LaSalle Hotel Properties	93,400	3,197,082
Macerich Co. (The)	37,654	2,139,877
Mitsui Fudosan Logistics Park, Inc. (Japan)	121	369,829
Mori Hills REIT Investment Corp. (Japan)	253	324,779
Nippon Accommodations Fund, Inc. (Japan)	216	983,127
Nippon Prologis REIT, Inc. (Japan)	183	379,800
Paramount Group, Inc.	214,400	3,301,760
Pebblebrook Hotel Trust(a)	17,000	659,600
Prologis, Inc.	306,133	20,109,877
PS Business Parks, Inc.	3,700	475,450
Public Storage	39,759	9,019,727
Rayonier, Inc.	125,700	4,863,333
Regency Centers Corp.	133,955	8,315,926
Saul Centers, Inc.	22,800	1,221,624
Scentre Group (Australia)	3,412,466	11,087,287
Shaftesbury PLC (United Kingdom)	68,054	839,283
Simon Property Group, Inc.	34,935	5,945,588

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
SL Green Realty Corp.	113,464	$11,406,536
Sunstone Hotel Investors, Inc.	74,477	1,237,808
Taubman Centers, Inc.	38,100	2,238,756
Terreno Realty Corp.	83,000	3,126,610
Unibail-Rodamco-Westfield (France)	55,737	12,272,672
UNITE Group PLC (The) (United Kingdom)	87,579	993,789
Urban Edge Properties	194,017	4,437,169
Urstadt Biddle Properties, Inc. (Class A Stock)	73,350	1,659,910
VEREIT, Inc.	453,400	3,373,296
Vornado Realty Trust	134,736	9,959,685
Washington Prime Group, Inc.(a)	211,400	1,714,454
Washington Real Estate Investment Trust(a)	44,600	1,352,718
Weingarten Realty Investors	75,744	2,333,673
Weyerhaeuser Co.	192,619	7,022,889

		257,163,989

Food & Staples Retailing — 0.4%
Casey’s General Stores, Inc.(a)	35,400	3,719,832
Costco Wholesale Corp.	102,068	21,330,171
Seven & i Holdings Co. Ltd. (Japan)	371,600	16,207,589
Sprouts Farmers Market, Inc.*	108,100	2,385,767
Walmart, Inc.	227,916	19,521,005

		63,164,364

Food Products — 0.9%
Bunge Ltd.	147,757	10,300,140
Cal-Maine Foods, Inc.*(a)	6,553	300,455
Flowers Foods, Inc.(a)	44,000	916,520
Kraft Heinz Co. (The)	263,646	16,562,242
Mondelez International, Inc. (Class A Stock)	535,567	21,958,247
Nestle SA (Switzerland)	651,603	50,499,786
Pinnacle Foods, Inc.	63,800	4,150,828
Post Holdings, Inc.*	38,500	3,311,770
Sanderson Farms, Inc.	2,400	252,360
TreeHouse Foods, Inc.*(a)	61,100	3,208,361
Tyson Foods, Inc. (Class A Stock)	126,359	8,699,817
Wilmar International Ltd. (Singapore)	3,770,800	8,455,714

		128,616,240

Gas Utilities — 0.1%
Atmos Energy Corp.	130,565	11,769,129
Chesapeake Utilities Corp.	33,220	2,655,939
Italgas SpA (Italy)	60,940	335,410
ONE Gas, Inc.	45,500	3,400,670
South Jersey Industries, Inc.(a)	81,600	2,731,152

		20,892,300

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	208,766	12,732,638
Align Technology, Inc.*	22,100	7,561,294
Atrion Corp.	3,000	1,798,200
Becton, Dickinson & Co.	153,179	36,695,561
Cooper Cos., Inc. (The)	10,800	2,542,860
Danaher Corp.	229,413	22,638,475
DexCom, Inc.*(a)	53,600	5,090,928
Elekta AB (Sweden) (Class B Stock)	700,459	9,206,584
GenMark Diagnostics, Inc.*(a)	217,600	1,388,288
GN Store Nord A/S (Denmark)	378,119	17,180,293
Halyard Health, Inc.*	62,700	3,589,575

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
Hologic, Inc.*	147,953	$5,881,132
Intuitive Surgical, Inc.*	73,639	35,234,789
K2M Group Holdings, Inc.*	57,290	1,289,025
Koninklijke Philips NV (Netherlands)	707,286	29,966,311
Medtronic PLC	179,016	15,325,560
Siemens Healthineers AG (Germany), 144A*	219,423	9,042,128
Stryker Corp.	128,098	21,630,628
Teleflex, Inc.	20,700	5,551,947
West Pharmaceutical Services, Inc.	47,000	4,666,630

		249,012,846

Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.*(a)	64,100	2,622,331
Aetna, Inc.	56,786	10,420,231
AmerisourceBergen Corp.	31,394	2,676,966
Anthem, Inc.	89,800	21,375,094
Centene Corp.*	68,746	8,470,195
Cigna Corp.	62,201	10,571,060
CVS Health Corp.	315,621	20,310,211
Diplomat Pharmacy, Inc.*(a)	138,000	3,527,280
Envision Healthcare Corp.*	11,453	504,047
Express Scripts Holding Co.*	190,868	14,736,918
Fresenius SE & Co. KGaA (Germany)	313,024	25,062,201
HCA Healthcare, Inc.	98,026	10,057,468
McKesson Corp.	34,691	4,627,779
Miraca Holdings, Inc. (Japan)	139,300	4,143,518
Select Medical Holdings Corp.*	130,700	2,372,205
UnitedHealth Group, Inc.	217,512	53,364,394
Universal Health Services, Inc. (Class B Stock)	27,718	3,088,894
WellCare Health Plans, Inc.*	12,100	2,979,504

		200,910,296

Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	66,100	5,080,446

Hotels, Restaurants & Leisure — 1.0%
Aramark	102,100	3,787,910
Bloomin’ Brands, Inc.	117,100	2,353,710
Caesars Entertainment Corp.*(a)	86,977	930,654
Choice Hotels International, Inc.	37,000	2,797,200
Compass Group PLC (United Kingdom)	562,354	11,986,919
Darden Restaurants, Inc.	72,600	7,772,556
Domino’s Pizza, Inc.	14,186	4,002,864
Dunkin’ Brands Group, Inc.(a)	43,900	3,032,173
Hilton Grand Vacations, Inc.*	47,040	1,632,288
Hilton Worldwide Holdings, Inc.	157,101	12,436,115
Jack in the Box, Inc.	39,300	3,345,216
Las Vegas Sands Corp.	89,000	6,796,040
Lindblad Expeditions Holdings, Inc.*	188,100	2,492,325
Marriott International, Inc. (Class A Stock)	97,513	12,345,146
McDonald’s Corp.	202,057	31,660,311
MGM Resorts International	317,005	9,202,655
Red Robin Gourmet Burgers, Inc.*(a)	63,500	2,959,100
Restaurant Brands International, Inc. (Canada)(a)	101,130	6,098,139
Royal Caribbean Cruises Ltd.	69,176	7,166,634
Starbucks Corp.	139,177	6,798,796
Vail Resorts, Inc.(a)	12,500	3,427,375

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	143,650	$11,236,303

		154,260,429

Household Durables — 0.5%
Lennar Corp. (Class A Stock)	162,440	8,528,100
Lennar Corp. (Class B Stock)	3,290	140,450
Meritage Homes Corp.*	72,400	3,181,980
Mohawk Industries, Inc.*	29,999	6,427,886
NVR, Inc.*	2,300	6,831,805
Panasonic Corp. (Japan)	1,075,500	14,502,498
Persimmon PLC (United Kingdom)	416,108	13,860,416
Sony Corp. (Japan)	168,900	8,650,105
Tempur Sealy International, Inc.*(a)	57,300	2,753,265
Toll Brothers, Inc.	65,400	2,419,146
TRI Pointe Group, Inc.*(a)	254,500	4,163,620

		71,459,271

Household Products — 0.4%
Church & Dwight Co., Inc.(a)	129,404	6,879,117
Colgate-Palmolive Co.	43,364	2,810,421
Essity AB (Sweden) (Class B Stock)	384,731	9,464,991
Kimberly-Clark Corp.	179,809	18,941,080
Procter & Gamble Co. (The)	359,599	28,070,298

		66,165,907

Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	391,500	10,104,728

Industrial Conglomerates — 0.9%
CK Hutchison Holdings Ltd. (Hong Kong)	1,550,693	16,415,672
DCC PLC (United Kingdom)	122,324	11,092,229
Honeywell International, Inc.	244,934	35,282,743
Roper Technologies, Inc.	106,296	29,328,129
Sembcorp Industries Ltd. (Singapore)	845,411	1,703,067
Siemens AG (Germany)	267,668	35,266,865

		129,088,705

Insurance — 2.4%
AIA Group Ltd. (Hong Kong)	1,661,200	14,471,397
American International Group, Inc.	605,528	32,105,095
Aviva PLC (United Kingdom)	1,625,640	10,786,254
AXA SA (France)	946,107	23,116,997
Axis Capital Holdings Ltd.	50,800	2,825,496
Brighthouse Financial, Inc.*(a)	40,043	1,604,523
Chubb Ltd.	239,345	30,401,602
CNA Financial Corp.	140,131	6,401,184
Direct Line Insurance Group PLC (United Kingdom)	2,477,500	11,180,139
First American Financial Corp.	67,600	3,496,272
FNF Group	158,405	5,959,196
Kemper Corp.(a)	34,800	2,632,620
Loews Corp.	129,113	6,233,576
Markel Corp.*	1,800	1,951,830
Marsh & McLennan Cos., Inc.	189,232	15,511,347
MetLife, Inc.	479,936	20,925,210
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	88,660	18,640,158
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	1,270,500	11,634,825

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Progressive Corp. (The)	154,442	$9,135,244
Prudential PLC (United Kingdom)	868,090	19,789,241
RSA Insurance Group PLC (United Kingdom)	1,296,781	11,597,506
State Auto Financial Corp.	85,100	2,545,341
Storebrand ASA (Norway)	1,502,555	12,093,435
Sun Life Financial, Inc. (Canada)	414,277	16,647,970
Tokio Marine Holdings, Inc. (Japan)	382,800	17,908,627
Validus Holdings Ltd.	12,800	865,280
White Mountains Insurance Group Ltd.	4,300	3,898,423
Willis Towers Watson PLC	153,379	23,252,256
XL Group Ltd. (Bermuda)	47,307	2,646,827
Zurich Insurance Group AG (Switzerland)	46,426	13,729,564

		353,987,435

Internet & Direct Marketing Retail — 1.7%
Amazon.com, Inc.*	95,047	161,560,891
Booking Holdings, Inc.*	22,582	45,775,746
Netflix, Inc.*	107,460	42,063,068
Zalando SE (Germany), 144A*	71,649	3,993,148

		253,392,853

Internet Software & Services — 2.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	70,374	13,056,488
Alphabet, Inc. (Class C Stock)*	79,528	88,725,413
Alphabet, Inc. (Class A Stock)*	55,550	62,726,505
Altaba, Inc.*	238,947	17,493,310
ANGI Homeservices, Inc. (Class A Stock)*(a)	212,500	3,268,250
Baidu, Inc. (China), ADR*	36,700	8,918,100
Cornerstone OnDemand, Inc.*	35,900	1,702,737
Etsy, Inc.*	233,000	9,830,270
Facebook, Inc. (Class A Stock)*	649,417	126,194,711
Five9, Inc.*(a)	161,200	5,572,684
IAC/InterActiveCorp*	11,400	1,738,386
Kakaku.com, Inc. (Japan)	275,400	6,201,451
Match Group, Inc.*(a)	81,270	3,148,400
NAVER Corp. (South Korea)	6,093	4,169,469
Pandora Media, Inc.*(a)	499,500	3,936,060
SPS Commerce, Inc.*	24,000	1,763,520
Tencent Holdings Ltd. (China)	212,400	10,665,752
Yahoo Japan Corp. (Japan)(a)	1,598,900	5,296,942
YY, Inc. (China), ADR*	101,845	10,232,367
Zillow Group, Inc. (Class A Stock)*	53,300	3,184,675
Zillow Group, Inc. (Class C Stock)*(a)	45,600	2,693,136

		390,518,626

IT Services — 1.7%
Accenture PLC (Class A Stock)	201,056	32,890,751
Adyen NV (Netherlands), 144A*	2,129	1,172,888
Black Knight, Inc.*	188,246	10,080,573
Booz Allen Hamilton Holding Corp.	95,300	4,167,469
Broadridge Financial Solutions, Inc.	4,900	563,990
CoreLogic, Inc.*	77,900	4,043,010
EPAM Systems, Inc.*	35,800	4,451,014
Euronet Worldwide, Inc.*	26,200	2,194,774
Fidelity National Information Services, Inc.	205,085	21,745,163
FleetCor Technologies, Inc.*	15,300	3,222,945

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Gartner, Inc.*(a)	72,582	$9,646,148
Infosys Ltd. (India), ADR(a)	619,300	12,032,999
Jack Henry & Associates, Inc.	20,910	2,725,828
Mastercard, Inc. (Class A Stock)	244,175	47,985,271
PayPal Holdings, Inc.*	170,317	14,182,297
Square, Inc. (Class A Stock)*	22,600	1,393,064
Visa, Inc. (Class A Stock)(a)	498,131	65,977,451
WEX, Inc.*	26,900	5,123,912
Worldpay, Inc. (Class A Stock)*	221,683	18,129,236

		261,728,783

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	182,971	11,314,927
Bruker Corp.	37,880	1,100,035
Thermo Fisher Scientific, Inc.	108,409	22,455,840

		34,870,802

Machinery — 1.0%
AGCO Corp.(a)	48,800	2,963,136
Barnes Group, Inc.	4,700	276,830
Chart Industries, Inc.*	86,600	5,341,488
EnPro Industries, Inc.	26,700	1,867,665
ESCO Technologies, Inc.	2,000	115,400
Flowserve Corp.(a)	244,791	9,889,556
Fortive Corp.	355,228	27,391,631
Graco, Inc.	70,800	3,201,576
Greenbrier Cos., Inc. (The)(a)	47,000	2,479,250
Hillenbrand, Inc.	74,900	3,531,535
Krones AG (Germany)(a)	2,470	318,490
Middleby Corp. (The)*(a)	26,800	2,798,456
Mueller Water Products, Inc. (Class A Stock)	212,000	2,484,640
PACCAR, Inc.	263,153	16,304,960
Pentair PLC (United Kingdom)	232,878	9,799,506
RBC Bearings, Inc.*	18,300	2,357,223
REV Group, Inc.(a)	49,500	841,995
Sandvik AB (Sweden)	15,911	281,004
SMC Corp. (Japan)	24,700	9,042,443
Snap-on, Inc.(a)	48,914	7,861,458
Stanley Black & Decker, Inc.	133,361	17,711,674
Sun Hydraulics Corp.	44,800	2,158,912
THK Co. Ltd. (Japan)	457,700	13,068,141
Wabtec Corp.(a)	107,656	10,612,728
Welbilt, Inc.*	76,200	1,700,022

		154,399,719

Marine — 0.0%
Kirby Corp.*	43,300	3,619,880

Media — 1.1%
Cable One, Inc.(a)	5,100	3,739,779
Charter Communications, Inc. (Class A Stock)*(a)	38,985	11,430,792
Comcast Corp. (Class A Stock)	1,585,275	52,012,873
CyberAgent, Inc. (Japan)	155,200	9,307,861
Eutelsat Communications SA (France)	390,621	8,084,005
GCI Liberty, Inc. (Class A Stock)*	69,600	3,137,568
Liberty Broadband Corp. (Class C Stock)*	243,217	18,416,391
Liberty Global PLC (United Kingdom) (Class C Stock)*	149,632	3,981,708

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Media (continued)
Liberty Global PLC (United Kingdom) (Class A Stock)*	90,032	$2,479,481
Liberty Media Corp.-Liberty Formula One (Class C Stock)*(a)	88,300	3,278,579
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	44,700	2,027,592
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	37,300	1,680,365
Stroeer SE & Co. KGaA (Germany)(a)	109,697	6,622,952
Twenty-First Century Fox, Inc. (Class A Stock)	168,556	8,375,548
Walt Disney Co. (The)	190,049	19,919,036
WPP PLC (United Kingdom)	1,051,883	16,526,729

		171,021,259

Metals & Mining — 0.8%
Acerinox SA (Spain)	37,132	490,639
Alamos Gold, Inc. (Canada) (Class A Stock)	134,508	766,096
Alumina Ltd. (Australia)	492,573	1,019,323
Anglo American PLC (South Africa)	88,469	1,964,092
Antofagasta PLC (Chile)	593,923	7,716,363
APERAM SA (Luxembourg)	8,307	356,061
ArcelorMittal (Luxembourg)	20,292	592,035
Aurubis AG (Germany)	4,288	327,322
B2Gold Corp. (Canada)*	198,600	515,138
BHP Billiton Ltd. (Australia)	274,978	6,880,505
BHP Billiton PLC (Australia)	531,537	11,928,973
BlueScope Steel Ltd. (Australia)	39,269	501,173
Boliden AB (Sweden)	55,675	1,796,826
Carpenter Technology Corp.	43,300	2,276,281
Centamin PLC (United Kingdom)	618,183	969,270
Centerra Gold, Inc. (Canada)*	23,995	133,422
Commercial Metals Co.	58,000	1,224,380
Compass Minerals International, Inc.(a)	17,000	1,117,750
Detour Gold Corp. (Canada)*	18,431	165,713
Dundee Precious Metals, Inc. (Canada)*	71,900	171,731
Eramet (France)	2,048	268,677
Evolution Mining Ltd. (Australia)	566,814	1,482,584
Ferrexpo PLC (Switzerland)	59,407	142,845
First Majestic Silver Corp. (Canada)*(a)	17,934	136,826
First Quantum Minerals Ltd. (Zambia)	53,616	789,976
Fortescue Metals Group Ltd. (Australia)	291,111	945,230
Fortuna Silver Mines, Inc. (Canada)*	72,163	410,588
Franco-Nevada Corp. (Canada), TSX	35,617	2,599,514
Freeport-McMoRan, Inc.	60,000	1,035,600
Glencore PLC (Switzerland)*	656,098	3,115,012
Guyana Goldfields, Inc. (Canada)*	38,800	144,912
Highland Gold Mining Ltd. (United Kingdom)	67,094	126,558
Hindustan Zinc Ltd. (India)	95,861	384,749
Hudbay Minerals, Inc. (Canada)	20,166	112,438
Independence Group NL (Australia)(a)	2,799,445	10,641,376
JFE Holdings, Inc. (Japan)	37,000	698,845
KAZ Minerals PLC (Kazakhstan)*	37,919	419,117
Kirkland Lake Gold Ltd. (Canada)	91,935	1,946,883
Labrador Iron Ore Royalty Corp. (Canada)	11,996	219,818
Lucara Diamond Corp. (Canada)	178,476	286,452
Lundin Mining Corp. (Chile)	168,050	934,428
Mitsubishi Materials Corp. (Japan)	14,500	397,809
New Gold, Inc. (Canada)*	77,330	160,846

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
NMDC Ltd. (India)	208,345	$328,600
Norsk Hydro ASA (Norway)	118,338	706,389
Northern Star Resources Ltd. (Australia)	304,043	1,645,998
Nucor Corp.	28,926	1,807,875
OceanaGold Corp. (Australia)	52,957	147,030
Osisko Gold Royalties Ltd. (Canada)(a)	31,804	301,190
OZ Minerals Ltd. (Australia)	68,953	480,818
Petra Diamonds Ltd. (South Africa)*(a)	289,923	214,851
POSCO (South Korea)	4,054	1,196,173
Randgold Resources Ltd. (United Kingdom)	35,118	2,702,936
Regis Resources Ltd. (Australia)	106,905	407,124
Reliance Steel & Aluminum Co.	2,800	245,112
Rio Tinto Ltd. (Australia)	92,369	5,707,047
Rio Tinto PLC (Australia)	83,185	4,585,029
Royal Gold, Inc.	8,813	818,199
Sandfire Resources NL (Australia)	46,909	317,626
Saracen Mineral Holdings Ltd. (Australia)*	352,209	575,404
SEMAFO, Inc. (Canada)*	81,300	235,616
Sims Metal Management Ltd.	16,324	193,872
South32 Ltd. (Australia), ASX	2,949,192	7,875,300
Southern Copper Corp. (Peru)(a)	86,632	4,060,442
Steel Dynamics, Inc.	89,813	4,126,907
Sumitomo Metal Mining Co. Ltd. (Japan)	13,600	519,068
Tahoe Resources, Inc.	47,500	233,700
Teck Resources Ltd. (Canada) (Class B Stock)(a)	71,510	1,819,929
Ternium SA (Luxembourg), ADR	11,392	396,669
Topy Industries Ltd. (Japan)	7,800	216,245
Vale SA (Brazil)	163,124	2,078,324
voestalpine AG (Austria)	5,324	244,814
Western Areas Ltd. (Australia)	134,754	354,995
Worthington Industries, Inc.	5,200	218,244

		113,075,702

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	129,322	1,330,723
Redwood Trust, Inc.	197,700	3,256,119

		4,586,842

Multiline Retail — 0.1%
Dollar General Corp.	104,821	10,335,351
Lojas Renner SA (Brazil)	545,741	4,075,016

		14,410,367

Multi-Utilities — 0.6%
CMS Energy Corp.	8,900	420,792
DTE Energy Co.	117,719	12,199,220
E.ON SE (Germany)	485,146	5,168,996
Engie SA (France)	1,026,524	15,702,247
National Grid PLC (United Kingdom)	1,076,843	11,900,252
NiSource, Inc.(a)	680,433	17,881,779
Sempra Energy(a)	261,032	30,308,426

		93,581,712

Oil, Gas & Consumable Fuels — 2.4%
Advantage Oil & Gas Ltd. (Canada)*	38,500	120,363
Andeavor	173,219	22,722,868
Apache Corp.(a)	153,076	7,156,303
ARC Resources Ltd. (Canada)	33,922	350,406
Birchcliff Energy Ltd. (Canada)	66,300	243,081

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
BP PLC (United Kingdom)	138,200	$1,051,496
BP PLC (United Kingdom), ADR	139,109	6,351,717
Cairn Energy PLC (United Kingdom)*	97,966	321,677
Canadian Natural Resources Ltd. (Canada)	8,300	299,381
Centennial Resource Development, Inc. (Class A Stock)*(a)	227,416	4,107,133
Cheniere Energy, Inc.*	27,600	1,799,244
Chevron Corp.	159,419	20,155,344
Concho Resources, Inc.*(a)	62,723	8,677,727
ConocoPhillips	4,900	341,138
Continental Resources, Inc.*	112,683	7,297,351
Diamondback Energy, Inc.	118,207	15,552,495
Encana Corp. (Canada)	35,362	461,474
Energen Corp.*	3,200	233,024
EOG Resources, Inc.	192,968	24,011,008
Equinor ASA (Norway)	378,751	10,015,144
Exxon Mobil Corp.	1,047,194	86,634,360
Frontera Energy Corp. (Colombia)*(a)	18,910	275,167
Galp Energia SGPS SA (Portugal)	37,770	718,524
Hess Corp.(a)	203,836	13,634,590
Jagged Peak Energy, Inc.*(a)	18,800	244,776
Kelt Exploration Ltd. (Canada)*	25,500	173,213
Koninklijke Vopak NV (Netherlands)	8,999	414,782
Kosmos Energy Ltd. (Ghana)*(a)	304,750	2,520,283
Lundin Petroleum AB (Sweden)	13,333	423,190
Marathon Petroleum Corp.	111,147	7,798,074
Matador Resources Co.*(a)	78,000	2,343,900
Noble Energy, Inc.	10,161	358,480
NuVista Energy Ltd. (Canada)*	6,151	42,671
Occidental Petroleum Corp.	21,506	1,799,622
Phillips 66	6,100	685,091
Pioneer Natural Resources Co.	3,128	591,943
Plains GP Holdings LP (Class A Stock)*	11,490	274,726
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	323,500	23,502,275
RSP Permian, Inc.*	105,605	4,648,732
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	28,624	315,492
SRC Energy, Inc.*(a)	157,659	1,737,402
Suncor Energy, Inc. (Canada)	12,100	492,228
TOTAL SA (France)	622,289	37,789,021
TOTAL SA (France), ADR(a)	243,173	14,726,557
Tourmaline Oil Corp. (Canada)	10,400	185,826
TransCanada Corp. (Canada)	367,403	15,871,810
Tullow Oil PLC (Ghana)*	51,250	164,904
Valero Energy Corp.	10,600	1,174,798
WPX Energy, Inc.*	59,800	1,078,194

		351,889,005

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	87,100	2,370,862
Mondi PLC (United Kingdom)	10,198	275,122
Stora Enso OYJ (Finland) (Class R Stock)	639,425	12,457,267

		15,103,251

Personal Products — 0.5%
Edgewell Personal Care Co.*(a)	59,300	2,992,278
L’Oreal SA (France)	78,338	19,312,435
Pola Orbis Holdings, Inc. (Japan)	147,100	6,464,385

COMMON STOCKS (continued)	Shares	Value
Personal Products (continued)
Unilever PLC (United Kingdom)	750,074	$41,434,387

		70,203,485

Pharmaceuticals — 2.4%
Allergan PLC	105,235	17,544,779
Astellas Pharma, Inc. (Japan)	1,482,800	22,566,115
Bayer AG (Germany)	321,681	35,328,209
Bristol-Myers Squibb Co.	121,941	6,748,215
Eli Lilly & Co.	177,012	15,104,434
GlaxoSmithKline PLC (United Kingdom), ADR(a)	433,200	17,462,292
Johnson & Johnson	499,311	60,586,397
Merck & Co., Inc.	671,306	40,748,274
Novartis AG (Switzerland)	484,033	36,665,956
Novo Nordisk A/S (Denmark) (Class B Stock)	165,223	7,631,743
Pacira Pharmaceuticals, Inc.*	77,500	2,483,875
Pfizer, Inc.	754,252	27,364,263
Roche Holding AG (Switzerland)	150,491	33,387,659
Sanofi (France)	249,071	19,990,344
TherapeuticsMD, Inc.*(a)	479,100	2,989,584
Zoetis, Inc.	100,013	8,520,107

		355,122,246

Professional Services — 0.2%
ALS Ltd. (Australia)	62,762	349,892
CoStar Group, Inc.*	9,500	3,919,985
Equifax, Inc.	54,700	6,843,517
Exponent, Inc.	32,800	1,584,240
Nielsen Holdings PLC(a)	126,015	3,897,644
Recruit Holdings Co. Ltd. (Japan)	398,200	10,997,751
TransUnion	138,070	9,891,335

		37,484,364

Real Estate Management & Development — 0.2%
ADO Properties SA (Germany), 144A	6,000	326,136
Hang Lung Properties Ltd. (Hong Kong)	162,000	332,760
Hongkong Land Holdings Ltd. (Hong Kong)	135,600	976,998
Howard Hughes Corp. (The)*	18,100	2,398,250
Hufvudstaden AB (Sweden) (Class A Stock)	41,614	594,671
Hysan Development Co. Ltd. (Hong Kong)	141,000	786,990
Iguatemi Empresa de Shopping Centers SA (Brazil)	31,500	251,870
Jones Lang LaSalle, Inc.	24,700	4,099,953
Kojamo OYJ (Finland)*	27,700	295,985
Mitsubishi Estate Co. Ltd. (Japan)	56,400	984,570
Mitsui Fudosan Co. Ltd. (Japan)	460,100	11,083,016
PSP Swiss Property AG (Switzerland)	13,596	1,260,432
Realogy Holdings Corp.	35,000	798,000
St. Joe Co. (The)*(a)	95,800	1,719,610
Sun Hung Kai Properties Ltd. (Hong Kong)	81,166	1,222,842

		27,132,083

Road & Rail — 0.3%
Central Japan Railway Co. (Japan)	63,100	13,063,551
CSX Corp.	147,927	9,434,784
Genesee & Wyoming, Inc. (Class A Stock)*(a)	23,300	1,894,756
Kansas City Southern	113,577	12,034,619
Old Dominion Freight Line, Inc.	28,400	4,230,464

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Road & Rail (continued)
YRC Worldwide, Inc.*	241,909	$2,431,185

		43,089,359

Semiconductors & Semiconductor Equipment — 2.0%
Applied Materials, Inc.	52,100	2,406,499
ASML Holding NV (Netherlands), SGMX	69,426	13,738,368
Broadcom, Inc.	333,803	80,993,960
Cree, Inc.*(a)	64,600	2,685,422
Diodes, Inc.*	68,700	2,368,089
Entegris, Inc.	103,900	3,522,210
Intel Corp.	108,900	5,413,419
KLA-Tencor Corp.	179,131	18,366,301
Lam Research Corp.(a)	108,900	18,823,365
Marvell Technology Group Ltd.	895,238	19,193,903
Maxim Integrated Products, Inc.	172,777	10,135,099
Microchip Technology, Inc.(a)	269,124	24,476,828
NXP Semiconductors NV (Netherlands)*	89,900	9,823,373
ON Semiconductor Corp.*	215,710	4,796,312
Renesas Electronics Corp. (Japan)*	547,700	5,354,212
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,510,749	24,930,107
Texas Instruments, Inc.	337,640	37,224,810
Tokyo Electron Ltd. (Japan)	100,800	17,302,653

		301,554,930

Software — 2.5%
Activision Blizzard, Inc.	200,382	15,293,153
CDK Global, Inc.	121,024	7,872,611
CommVault Systems, Inc.*	33,000	2,173,050
Dell Technologies, Inc. (Class V Stock)*	8,300	702,014
Electronic Arts, Inc.*	211,826	29,871,703
Ellie Mae, Inc.*(a)	38,100	3,956,304
Intuit, Inc.	77,107	15,753,346
Microsoft Corp.	1,735,138	171,101,958
Oracle Corp.	571,200	25,167,072
RealPage, Inc.*	58,100	3,201,310
Red Hat, Inc.*	137,198	18,435,295
salesforce.com, Inc.*	176,299	24,047,184
ServiceNow, Inc.*(a)	40,570	6,997,108
Splunk, Inc.*	40,700	4,033,777
SS&C Technologies Holdings, Inc.	41,769	2,167,811
Symantec Corp.	755,733	15,605,886
Tableau Software, Inc. (Class A Stock)*	47,460	4,639,215
Take-Two Interactive Software, Inc.*	22,100	2,615,756
Ultimate Software Group, Inc. (The)*	20,700	5,326,317
VMware, Inc. (Class A Stock)*(a)	11,100	1,631,367
Workday, Inc. (Class A Stock)*(a)	43,100	5,220,272
Zynga, Inc. (Class A Stock)*	582,300	2,369,961

		368,182,470

Specialty Retail — 1.0%
AutoZone, Inc.*	13,025	8,738,863
Burlington Stores, Inc.*	42,000	6,322,260
Dick’s Sporting Goods, Inc.	40,700	1,434,675
Home Depot, Inc. (The)	267,594	52,207,589
Kingfisher PLC (United Kingdom)	4,070,173	15,916,841
L Brands, Inc.	55,143	2,033,674
Lowe’s Cos., Inc.	43,823	4,188,164
Michaels Cos., Inc. (The)*	143,600	2,752,812

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
Murphy USA, Inc.*(a)	28,700	$2,132,123
O’Reilly Automotive, Inc.*	47,455	12,982,264
Ross Stores, Inc.	166,006	14,069,008
TJX Cos., Inc. (The)	159,045	15,137,903
Ulta Beauty, Inc.*	31,513	7,357,025

		145,273,201

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	900,195	166,635,096
Hewlett Packard Enterprise Co.	654,340	9,559,907
Samsung Electronics Co. Ltd. (South Korea)	474,296	19,868,061

		196,063,064

Textiles, Apparel & Luxury Goods — 0.7%
Burberry Group PLC (United Kingdom)	542,427	15,416,057
Carter’s, Inc.	27,000	2,926,530
Culp, Inc.	46,500	1,141,575
Hanesbrands, Inc.(a)	208,300	4,586,766
Kering SA (France)	27,538	15,512,171
Moncler SpA (Italy)	310,006	14,066,553
NIKE, Inc. (Class B Stock)	411,693	32,803,698
Samsonite International SA*	1,900,800	6,700,534
Tapestry, Inc.	196,774	9,191,314

		102,345,198

Thrifts & Mortgage Finance — 0.0%
Beneficial Bancorp, Inc.	114,330	1,852,146
Capitol Federal Financial, Inc.	100,400	1,321,264
Nationstar Mortgage Holdings, Inc.*(a)	99,000	1,735,470
PennyMac Financial Services, Inc. (Class A Stock)*	53,580	1,052,847

		5,961,727

Tobacco — 0.4%
Altria Group, Inc.	399,499	22,687,548
Philip Morris International, Inc.	429,373	34,667,576

		57,355,124

Trading Companies & Distributors — 0.3%
GMS, Inc.*	77,700	2,104,893
HD Supply Holdings, Inc.*	197,115	8,454,262
Mitsubishi Corp. (Japan)	461,400	12,794,194
Sumitomo Corp. (Japan)	1,479,200	24,258,626
Watsco, Inc.	4,800	855,744

		48,467,719

Water Utilities — 0.1%
American Water Works Co., Inc.	158,446	13,528,119
California Water Service Group	72,300	2,816,085

		16,344,204

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	363,800	6,060,908
SoftBank Group Corp. (Japan)	102,600	7,326,476
T-Mobile US, Inc.*	103,992	6,213,522

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Wireless Telecommunication Services (continued)
Vodafone Group PLC (United Kingdom), ADR	955,204	$23,221,009

		42,821,915

TOTAL COMMON STOCKS (cost $6,261,790,027)		7,858,354,716

PREFERRED STOCKS — 0.0%
Electric Utilities — 0.0%
NextEra Energy, Inc., CVT, 6.123%	27,737	1,583,783

Equity Real Estate Investment Trusts (REITs) — 0.0%
Crown Castle International Corp., CVT, 6.875%(a)	1,200	1,266,066

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., CVT, 6.125%	22,600	1,397,810

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany), (PRFC)	1,508	192,419

Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp., CVT, 7.000%(a)	8,350	790,328

Metals & Mining — 0.0%
Bradespar SA (Brazil), (PRFC)	21,026	158,627

Multi-Utilities — 0.0%
DTE Energy Co., CVT, 6.500%	4,600	237,774
Sempra Energy, CVT, 6.000%	15,126	1,561,154

		1,798,928

TOTAL PREFERRED STOCKS (cost $6,697,533)		7,187,961

	Units
RIGHTS* — 0.0%
Banks
Intesa Sanpaolo SpA (Italy), expiring 07/17/18 (cost $0)	3,765,255	—

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.2%
Automobiles — 1.1%
Ally Auto Receivables Trust,
Series 2015-2, Class D, 144A
3.010%	03/15/22	535	535,489
Series 2017-2, Class B
2.330%	06/15/22	575	566,832
AmeriCredit Automobile Receivables Trust,
Series 2015-3, Class B
2.080%	09/08/20	2,829	2,825,931
Series 2015-4, Class C
2.880%	07/08/21	2,780	2,777,690
Series 2016-1, Class A3
1.810%	10/08/20	459	458,770
Series 2016-2, Class C
2.870%	11/08/21	890	888,620
Series 2017-1, Class C
2.710%	08/18/22	930	919,391

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	1,277	$1,270,051
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A
1.920%	09/20/19	1,930	1,928,145
Series 2013-2A, Class A, 144A
2.970%	02/20/20	4,230	4,232,560
Series 2014-1A, Class A, 144A
2.460%	07/20/20	3,685	3,668,582
Series 2014-2A, Class A, 144A
2.500%	02/20/21	1,330	1,318,435
Series 2015-2A, Class A, 144A
2.630%	12/20/21	2,425	2,394,976
BMW Vehicle Lease Trust,
Series 2017-2, Class A3
2.070%	10/20/20	3,030	2,998,650
Capital Auto Receivables Asset Trust,
Series 2015-4, Class A4
2.010%	07/20/20	6,185	6,165,711
CarMax Auto Owner Trust,
Series 2016-1, Class A4
1.880%	06/15/21	3,380	3,333,629
Series 2016-2, Class B
2.160%	12/15/21	640	629,617
Series 2017-4, Class A3
2.110%	10/17/22	1,885	1,856,368
Chrysler Capital Auto Receivables Trust,
Series 2016-BA, Class A3, 144A
1.640%	07/15/21	1,716	1,705,347
Enterprise Fleet Financing LLC,
Series 2016-2, Class A2, 144A
1.740%	02/22/22	743	739,757
Series 2017-1, Class A2, 144A
2.130%	07/20/22	1,144	1,136,784
Series 2017-2, Class A2, 144A
1.970%	01/20/23	1,399	1,388,595
Series 2017-3, Class A2, 144A
2.130%	05/22/23	2,185	2,163,766
Series 2018-1, Class A2, 144A
2.870%	10/20/23	1,960	1,953,395
Ford Credit Auto Lease Trust,
Series 2017-A, Class A3
1.880%	04/15/20	2,755	2,740,807
Ford Credit Auto Owner Trust,
Series 2015-1, Class A, 144A
2.120%	07/15/26	4,455	4,394,937
Series 2016-2, Class A, 144A
2.030%	12/15/27	9,780	9,469,906
Series 2016-C, Class A4
1.400%	02/15/22	5,695	5,526,889
Series 2018-1, Class C, 144A
3.490%	07/15/31	3,425	3,361,670
Ford Credit Floorplan Master Owner Trust,
Series 2017-3, Class A
2.480%	09/15/24	4,275	4,164,694
GM Financial Automobile Leasing Trust,
Series 2016-2, Class B
2.080%	03/20/20	2,275	2,261,622

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Series 2016-2, Class C
2.580%	03/20/20	1,390	$1,385,314
GM Financial Consumer Automobile Receivables Trust,
Series 2018-2, Class B
3.120%	12/18/23	2,500	2,488,683
GMF Floorplan Owner Revolving Trust,
Series 2016-1, Class B, 144A
2.410%	05/17/21	1,370	1,363,255
Series 2016-1, Class C, 144A
2.850%	05/17/21	530	526,516
Series 2017-1, Class A1, 144A
2.220%	01/18/22	4,185	4,138,601
Huntington Auto Trust,
Series 2016-1, Class A4
1.930%	04/15/22	2,640	2,600,727
Hyundai Auto Lease Securitization Trust,
Series 2016-A, Class A4, 144A
1.800%	12/16/19	4,235	4,230,347
Series 2016-B, Class A4, 144A
1.680%	04/15/20	630	627,603
Series 2016-C, Class A3, 144A
1.490%	02/18/20	3,022	3,013,471
Series 2017-C, Class A3, 144A
2.120%	02/16/21	2,260	2,237,037
Hyundai Auto Receivables Trust,
Series 2016-A, Class A4
1.730%	05/16/22	5,705	5,625,310
Mercedes-Benz Auto Lease Trust,
Series 2016-B, Class A3
1.350%	08/15/19	1,884	1,878,136
Series 2017-A, Class A3
1.790%	04/15/20	3,980	3,955,907
Nissan Auto Lease Trust,
Series 2017-A, Class A3
1.910%	04/15/20	1,850	1,834,684
Nissan Master Owner Trust Receivables,
Series 2017-C, Class A, 1 Month LIBOR + 0.320%
2.393%(c)	10/17/22	5,845	5,848,502
Santander Drive Auto Receivables Trust,
Series 2014-1, Class D
2.910%	04/15/20	479	479,250
Series 2014-2, Class E, 144A
3.760%	07/15/21	2,240	2,245,320
Series 2014-3, Class E, 144A
3.490%	09/15/21	1,725	1,731,468
Series 2014-4, Class C
2.600%	11/16/20	42	42,115
Series 2014-4, Class D
3.100%	11/16/20	748	749,387
Series 2015-2, Class E, 144A
4.020%	09/15/22	5,025	5,044,065
Series 2015-3, Class E, 144A
4.500%	06/17/23	4,360	4,401,151
Series 2015-4, Class C
2.970%	03/15/21	1,261	1,261,973
Series 2017-1, Class A2
1.490%	02/18/20	56	55,858
Series 2017-1, Class B
2.100%	06/15/21	710	705,966

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Series 2017-1, Class C
2.580%	05/16/22	825	$819,174
Series 2018-1, Class C
2.960%	03/15/24	1,810	1,792,232
Series 2018-2, Class B
3.030%	09/15/22	3,250	3,243,175
Series 2018-2, Class C
3.350%	07/17/23	2,050	2,050,466
Santander Retail Auto Lease Trust,
Series 2017-A, Class A3, 144A
2.220%	01/20/21	2,065	2,042,669
SMART Trust (Australia),
Series 2016-2US, Class A3A
1.710%	03/15/21	5,115	5,046,908
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	3,238	3,222,678
World Omni Auto Receivables Trust,
Series 2016-A, Class A4
1.950%	05/16/22	6,885	6,769,304
Series 2018-B, Class B
3.170%	01/15/25	2,635	2,624,024

			165,858,892

Collateralized Loan Obligations — 0.6%
Allegro CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR, 3 Month LIBOR + 0.840%, 144A
3.200%(c)	07/25/27	4,460	4,459,101
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class AR, 3 Month LIBOR + 0.800%, 144A
3.159%(c)	01/20/28	4,935	4,902,652
Betony CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 3 Month LIBOR + 1.080%, 144A
3.189%(c)	04/30/31	4,975	4,975,000
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR, 3 Month LIBOR + 1.000%, 144A
3.359%(c)	04/20/27	10,450	10,444,889
CIFC Funding Ltd. (Cayman Islands),
Series 2015-5A, Class A1R, 3 Month LIBOR + 0.860%, 144A
3.220%(c)	10/25/27	6,240	6,235,942
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 3 Month LIBOR + 0.790%, 144A
3.120%(c)	11/15/26	5,160	5,136,913
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2014-3A, Class AR, 3 Month LIBOR + 1.100%, 144A
3.462%(c)	10/22/25	4,205	4,204,418
KKR CLO Ltd. (Cayman Islands),
Series 12, Class A1R, 3 Month LIBOR + 1.050%, 144A
3.398%(c)	07/15/27	10,445	10,445,109
Series 13, Class A1R, 3 Month LIBOR + 0.800%, 144A
3.148%(c)	01/16/28	5,955	5,934,899

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class BR, 3 Month LIBOR + 1.200%, 144A
3.555%(c)	01/18/28	4,165	$4,141,443
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 3 Month LIBOR + 0.850%, 144A
3.198%(c)	01/15/28	5,705	5,677,119
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 0.850%, 144A
3.111%(c)	07/15/27	4,240	4,233,490
Series 2015-1A, Class A2R, 3 Month LIBOR + 1.000%, 144A
3.261%(c)	07/15/27	6,465	6,450,323
OZLM Ltd. (Cayman Islands),
Series 2014-8A, Class A1AR, 3 Month LIBOR + 1.130%, 144A
3.483%(c)	10/17/26	6,395	6,393,932
Symphony CLO Ltd. (Cayman Islands),
Series 2016-17A, Class AR, 3 Month LIBOR + 0.880%, 144A
3.228%(c)	04/15/28	8,415	8,402,173
Voya CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A2R, 3 Month LIBOR + 1.300%, 144A
3.659%(c)	01/20/31	4,840	4,746,684

			96,784,087

Credit Cards — 0.3%
American Express Credit Account Master Trust,
Series 2017-7, Class B
2.540%	05/15/25	2,785	2,708,585
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	705	696,268
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6
2.150%	07/15/21	14,444	14,359,383
Discover Card Execution Note Trust,
Series 2012-A6, Class A6
1.670%	01/18/22	7,683	7,599,500
Series 2016-A1, Class A1
1.640%	07/15/21	9,655	9,609,621
Synchrony Credit Card Master Note Trust,
Series 2015-1, Class B
2.640%	03/15/23	3,690	3,651,052
Series 2015-4, Class B
2.620%	09/15/23	1,835	1,804,826

			40,429,235

Equipment — 0.1%
Ascentium Equipment Receivables Trust,
Series 2016-1A, Class A3, 144A
1.920%	12/10/19	594	592,924
Series 2017-1A, Class A2, 144A
1.870%	07/10/19	248	247,166
Series 2017-1A, Class A3, 144A
2.290%	06/10/21	460	454,839

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Equipment (continued)
CCG Receivables Trust,
Series 2016-1, Class A2, 144A
1.690%	09/14/22	1,028	$1,022,085
Series 2017-1, Class A2, 144A
1.840%	11/14/23	2,830	2,806,554
CNH Equipment Trust,
Series 2016-C, Class A3
1.440%	12/15/21	970	956,663
GreatAmerica Leasing Receivables Funding LLC,
Series 2017-1, Class A2, 144A
1.720%	04/22/19	153	152,868
Series 2017-1, Class A3, 144A
2.060%	06/22/20	410	407,461
MMAF Equipment Finance LLC,
Series 2014-AA, Class A4, 144A
1.590%	02/08/22	2,093	2,074,153
Series 2015-AA, Class A4, 144A
1.930%	07/16/21	1,992	1,983,413
Series 2016-AA, Class A4, 144A
1.760%	01/17/23	4,735	4,612,265
Series 2017-AA, Class A2, 144A
1.730%	05/18/20	314	313,541
Volvo Financial Equipment LLC,
Series 2016-1A, Class A3, 144A
1.670%	02/18/20	4,054	4,040,946
Volvo Financial Equipment Master Owner Trust,
Series 2017-A, Class A, 1 Month LIBOR + 0.500%, 144A
2.573%(c)	11/15/22	1,470	1,472,749

			21,137,627

Other — 0.3%
DB Master Finance LLC,
Series 2017-1A, Class A2I, 144A
3.629%	11/20/47	2,890	2,838,475
Diamond Resorts Owner Trust,
Series 2013-2, Class A, 144A
2.270%	05/20/26	276	275,925
Series 2014-1, Class A, 144A
2.540%	05/20/27	489	487,726
Series 2015-2, Class A, 144A
2.990%	05/22/28	1,106	1,098,999
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class A, 144A
2.530%	02/25/27	659	645,420
Hardee’s Funding LLC,
Series 2018-1A, Class AI, 144A
4.250%	06/20/48	4,370	4,361,218
Hilton Grand Vacations Trust,
Series 2014-AA, Class A, 144A
1.770%	11/25/26	967	951,198
Series 2017-AA, Class A, 144A
2.660%	12/26/28	847	831,461
Invitation Homes Trust,
Series 2015-SFR3, Class E, 1 Month LIBOR + 3.750%, 144A
5.823%(c)	08/17/32	369	368,966
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, 144A
3.610%	07/30/47	700	695,122

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Other (continued)
MVW Owner Trust,
Series 2013-1A, Class A, 144A
2.150%	04/22/30	163	$159,575
Series 2014-1A, Class A, 144A
2.250%	09/22/31	317	310,480
Series 2015-1A, Class A, 144A
2.520%	12/20/32	1,880	1,837,099
Sierra Timeshare Receivables Funding LLC,
Series 2014-2A, Class A, 144A
2.050%(cc)	06/20/31	436	433,716
Series 2015-1A, Class A, 144A
2.400%	03/22/32	641	635,908
Series 2015-2A, Class A, 144A
2.430%	06/20/32	1,030	1,020,240
Series 2015-3A, Class A, 144A
2.580%	09/20/32	1,980	1,969,089
Utility Debt Securitization Authority,
Series 2013-T, Class T1
2.042%	06/15/21	1,220	1,215,718
Verizon Owner Trust,
Series 2017-1A, Class A, 144A
2.060%	09/20/21	5,195	5,135,825
Series 2017-1A, Class C, 144A
2.650%	09/20/21	2,025	1,998,741
Series 2017-2A, Class B, 144A
2.220%	12/20/21	6,785	6,649,054
Series 2017-3A, Class B, 144A
2.380%	04/20/22	5,120	5,025,203

			38,945,158

Residential Mortgage-Backed Securities — 0.4%
Bayview Mortgage Fund IVc Trust,
Series 2017-RT3, Class A, 144A
3.500%(cc)	01/28/58	2,303	2,299,222
Bayview Opportunity Master Fund IVa Trust,
Series 2017-RT1, Class A1, 144A
3.000%(cc)	03/28/57	711	698,786
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL4, Class A, 144A
3.500%(cc)	01/28/55	866	863,935
Mill City Mortgage Loan Trust,
Series 2016-1, Class A1, 144A
2.500%(cc)	04/25/57	1,278	1,253,980
Series 2017-2, Class A1, 144A
2.750%(cc)	07/25/59	2,849	2,804,235
Series 2018-1, Class A1, 144A
3.250%(cc)	05/25/62	3,111	3,092,557
Towd Point Mortgage Trust,
Series 2015-3, Class A1B, 144A
3.000%(cc)	03/25/54	1,480	1,469,832
Series 2015-4, Class A1B, 144A
2.750%(cc)	04/25/55	1,680	1,661,701
Series 2015-4, Class M1, 144A
3.750%(cc)	04/25/55	5,670	5,694,438
Series 2015-5, Class A1B, 144A
2.750%(cc)	05/25/55	1,229	1,211,772
Series 2016-1, Class A1B, 144A
2.750%(cc)	02/25/55	1,629	1,609,499
Series 2016-1, Class A3B, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
3.000%(cc)	02/25/55	2,107	$2,079,583
Series 2016-2, Class A1A, 144A
2.750%(cc)	08/25/55	1,561	1,531,313
Series 2016-4, Class A1, 144A
2.250%(cc)	07/25/56	2,510	2,443,914
Series 2016-4, Class M1, 144A
3.250%(cc)	07/25/56	1,230	1,193,457
Series 2017-1, Class A1, 144A
2.750%(cc)	10/25/56	2,346	2,297,232
Series 2017-1, Class M1, 144A
3.750%(cc)	10/25/56	3,850	3,855,865
Series 2017-2, Class A1, 144A
2.750%(cc)	04/25/57	1,173	1,153,687
Series 2017-3, Class A1, 144A
2.750%(cc)	07/25/57	2,216	2,168,524
Series 2017-5, Class A1, 1 Month LIBOR + 0.600%, 144A
2.691%(c)	02/25/57	2,522	2,524,637
Series 2018-1, Class A1, 144A
3.000%(cc)	01/25/58	531	524,146
Series 2018-2, Class A1, 144A
3.250%(cc)	03/25/58	10,525	10,416,787
Series 2018-3, Class A1, 144A
3.750%(cc)	05/25/58	12,155	12,156,945

			65,006,047

Student Loans — 0.4%
Navient Private Education Loan Trust,
Series 2017-A, Class A2A, 144A
2.880%	12/16/58	1,580	1,539,211
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	4,463	4,428,889
Navient Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 0.700%, 144A
2.791%(c)	02/25/70	7,233	7,259,726
Series 2018-1A, Class A2, 1 Month LIBOR + 0.350%, 144A
2.441%(c)	03/25/67	2,905	2,904,815
Series 2018-2A, Class A2, 1 Month LIBOR + 0.380%, 144A
2.471%(c)	03/25/67	7,475	7,472,794
SLM Student Loan Trust,
Series 2008-4, Class A4, 3 Month LIBOR + 1.650%
4.010%(c)	07/25/22	279	284,752
Series 2008-5, Class A4, 3 Month LIBOR + 1.700%
4.060%(c)	07/25/23	4,209	4,319,777
Series 2008-9, Class A, 3 Month LIBOR + 1.500%
3.860%(c)	04/25/23	3,853	3,927,002
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 144A
2.490%	06/15/27	2,077	2,050,561
Series 2015-B, Class A2A, 144A
2.980%	07/15/27	2,208	2,193,322
Series 2015-C, Class A3, 1 Month LIBOR + 1.950%, 144A
4.023%(c)	08/16/32	4,305	4,502,237
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	1,340	1,311,219
Series 2016-B, Class A2A, 144A
2.430%	02/17/32	3,280	3,184,219

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
Series 2016-C, Class A2A, 144A
2.340%	09/15/34	1,890	$1,836,131
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	6,545	6,542,403

			53,757,058

TOTAL ASSET-BACKED SECURITIES (cost $486,104,564)			481,918,104

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
225 Liberty Street Trust,
Series 2016-225L, Class A, 144A
3.597%	02/10/36	1,640	1,624,228
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class A, 1 Month LIBOR + 0.880%, 144A
2.953%(c)	09/15/34	6,445	6,443,993
Ashford Hospitality Trust,
Series 2018-ASHF, Class A, 1 Month LIBOR + 0.900%, 144A
2.973%(c)	04/15/35	4,024	4,018,997
Series 2018-ASHF, Class B, 1 Month LIBOR + 1.250%, 144A
3.323%(c)	04/15/35	3,185	3,181,769
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 1 Month LIBOR + 0.930%, 144A
3.003%(c)	12/15/36	7,055	7,046,112
Aventura Mall Trust,
Series 2018-AVM, Class A, 144A
4.112%(cc)	07/05/40	10,860	11,204,456
BANK,
Series 2017-BNK4, Class A4
3.625%	05/15/50	4,850	4,813,056
Series 2017-BNK4, Class B
3.999%	05/15/50	2,020	1,998,608
Series 2017-BNK5, Class B
3.896%(cc)	06/15/60	6,725	6,599,380
Series 2017-BNK5, Class C
4.259%(cc)	06/15/60	1,580	1,539,109
Series 2017-BNK8, Class A4
3.488%	11/15/50	2,090	2,049,737
Series 2017-BNK9, Class B
4.031%(cc)	11/15/54	6,500	6,503,863
Benchmark Mortgage Trust,
Series 2018-B1, Class C
4.256%(cc)	01/15/51	430	422,672
Series 2018-B3, Class AS
4.195%(cc)	04/10/51	2,165	2,212,784
BX Trust,
Series 2017-IMC, Class A, 1 Month LIBOR + 1.050%, 144A
3.123%(c)	10/15/32	6,005	6,009,921
Series 2018-BILT, Class A, 1 Month LIBOR + 0.800%, 144A
2.700%(c)	05/15/30	5,200	5,188,596

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BXP Trust,
Series 2017-GM, Class A, 144A
3.379%	06/13/39	6,290	$6,109,533
CGGS Commercial Mortgage Trust,
Series 2018-WSS, Class B, 1 Month LIBOR + 1.100%, 144A
3.173%(c)	02/15/37	3,400	3,398,900
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	3,033,085
Series 2015-GC27, Class A5
3.137%	02/10/48	2,205	2,148,245
Series 2015-GC27, Class AS
3.571%	02/10/48	1,190	1,175,443
Series 2016-P3, Class A3
3.063%	04/15/49	2,675	2,578,383
Series 2018-B2, Class C
4.831%(cc)	03/10/51	2,545	2,553,429
Series 2016-GC36, Class B
4.915%(cc)	02/10/49	4,500	4,685,982
Commercial Mortgage Pass-Through Certificates,
Series 2016-CR28, Class A4
3.762%	02/10/49	6,395	6,407,321
Commercial Mortgage Trust,
Series 2012-CR3, Class A3
2.822%	10/15/45	941	922,388
Series 2014-TWC, Class A, 1 Month LIBOR + 0.850%, 144A
2.896%(c)	02/13/32	1,950	1,949,386
Series 2015-CR25, Class C
4.696%(cc)	08/10/48	1,700	1,683,314
Series 2015-CR26, Class A4
3.630%	10/10/48	11,096	11,046,835
Series 2015-LC21, Class B
4.454%(cc)	07/10/48	3,055	3,048,096
Series 2015-LC23, Class A2
3.221%	10/10/48	7,785	7,802,965
Series 2015-LC23, Class AM
4.158%(cc)	10/10/48	4,935	5,027,850
Series 2015-PC1, Class B
4.589%(cc)	07/10/50	1,505	1,523,930
Series 2016-DC2, Class A5
3.765%	02/10/49	1,810	1,810,351
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class A4
3.718%	08/15/48	1,685	1,691,052
Series 2016-C6, Class A5
3.090%	01/15/49	2,795	2,680,709
CSMC Trust,
Series 2015-GLPB, Class A, 144A
3.639%	11/15/34	4,125	4,168,871
Series 2015-GLPB, Class B, 144A
3.938%(cc)	11/15/34	3,875	3,902,192
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.648%(cc)	10/10/34	2,820	2,786,858

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class A1
1.875%	04/25/22	1,188	$1,164,282
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class BFX, 144A
3.495%(cc)	12/15/34	520	519,834
Series 2015-NRF, Class CFX, 144A
3.495%(cc)	12/15/34	523	521,366
Series 2015-NRF, Class DFX, 144A
3.495%(cc)	12/15/34	518	514,935
Great Wolf Trust,
Series 2017-WOLF, Class A, 1 Month LIBOR + 0.850%, 144A
3.073%(c)	09/15/34	7,715	7,722,172
Series 2017-WOLF, Class B, 1 Month LIBOR + 1.100%, 144A
3.273%(c)	09/15/34	3,940	3,941,207
GS Mortgage Securities Corp. II,
Series 2018-GS9, Class AS
4.141%(cc)	03/10/51	2,945	3,006,610
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	2,065	2,072,164
Series 2015-GC34, Class A4
3.506%	10/10/48	4,515	4,481,853
Hilton Orlando Trust,
Series 2018-ORL, Class A, 1 Month LIBOR + 0.770%, 144A
2.843%(c)	12/15/34	6,790	6,781,447
Hospitality Mortgage Trust,
Series 2017-HIT, Class A, 1 Month LIBOR + 0.850%, 144A
2.880%(c)	05/08/30	1,390	1,390,059
Independence Plaza Trust,
Series 2018-INDP, Class B, 144A
3.911%	07/10/35	4,555	4,549,774
Series 2018-INDP, Class C, 144A
4.158%	07/10/35	10,025	10,013,726
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, 1 Month LIBOR + 0.700%, 144A
2.773%(c)	01/15/33	1,525	1,522,592
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class B
4.341%(cc)	08/15/47	2,630	2,649,618
Series 2014-C22, Class A4
3.801%	09/15/47	9,570	9,712,781
Series 2014-C24, Class A5
3.639%	11/15/47	895	899,602
Series 2015-C31, Class A3
3.801%	08/15/48	5,253	5,308,775
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class A4
3.144%	06/15/49	2,350	2,261,493
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2017-JP5, Class AS
3.876%(cc)	03/15/50	5,285	5,258,067

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class A3
2.829%	10/15/45	2,346	$2,298,988
Series 2013-LC11, Class A5
2.960%	04/15/46	2,530	2,482,176
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	825	831,979
Series 2015-C24, Class B
4.496%(cc)	05/15/48	895	900,766
Series 2016-C29, Class A4
3.325%	05/15/49	1,810	1,761,663
Series 2017-C34, Class C
4.326%(cc)	11/15/52	2,065	1,988,015
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class AS
4.165%(cc)	05/15/48	325	330,460
Series 2017-H1, Class A5
3.530%	06/15/50	6,598	6,499,382
Series 2017-H1, Class AS
3.773%	06/15/50	3,875	3,861,469
Morgan Stanley Capital I, Inc.,
Series 2017-JWDR, Class A, 1 Month LIBOR + 0.850%, 144A
2.923%(c)	11/15/34	2,165	2,162,953
Series 2017-JWDR, Class B, 1 Month LIBOR + 1.200%, 144A
3.273%(c)	11/15/34	2,180	2,177,940
One Market Plaza Trust,
Series 2017-1MKT, Class A, 144A
3.614%	02/10/32	1,820	1,816,367
Palisades Center Trust,
Series 2016-PLSD, Class A, 144A
2.713%	04/13/33	6,255	6,111,684
RETL,
Series 2018-RVP, Class A, 1 Month LIBOR + 1.100%, 144A
3.173%(c)	03/15/33	2,929	2,941,204
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class A4
3.695%	11/15/48	6,485	6,491,069
Series 2015-LC20, Class C
4.056%(cc)	04/15/50	1,235	1,185,627
Series 2015-NXS2, Class C
4.390%(cc)	07/15/58	545	523,371
Series 2015-SG1, Class A4
3.789%	09/15/48	3,110	3,136,473
Series 2016-C33, Class A3
3.162%	03/15/59	2,675	2,590,227
Series 2016-C34, Class A4
3.096%	06/15/49	3,795	3,644,868
Series 2016-LC24, Class AS
3.367%	10/15/49	8,995	8,673,918
Series 2017-C38, Class A5
3.453%	07/15/50	4,195	4,103,521
Series 2017-C38, Class AS
3.665%(cc)	07/15/50	1,804	1,765,534

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A4
3.001%	05/15/45		3,150	$3,098,413
Series 2014-C19, Class AS
4.271%	03/15/47		2,775	2,848,293
Series 2014-C19, Class B
4.723%(cc)	03/15/47		969	999,964
Series 2014-C19, Class A5
4.101%	03/15/47		3,500	3,614,934
Series 2014-C20, Class A4
3.723%	05/15/47		2,775	2,810,727
Worldwide Plaza Trust,
Series 2017-WWP, Class A, 144A
3.526%	11/10/36		4,105	4,014,333

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $319,709,399)				312,951,074

CONVERTIBLE BONDS — 0.0%
Auto Manufacturers — 0.0%
Tesla, Inc.,
Sr. Unsec’d. Notes
1.250%	03/01/21	(a)	565	636,674

Internet — 0.0%
Ctrip.com International Ltd. (China),
Sr. Unsec’d. Notes
1.250%	09/15/22	(a)	820	841,542

Mining — 0.0%
Sibanye Gold Ltd. (South Africa),
Gtd. Notes
1.875%	09/26/23		400	291,399

TOTAL CONVERTIBLE BONDS (cost $1,629,280)				1,769,615

CORPORATE BONDS — 14.8%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23		345	341,771
4.000%	03/15/22		2,355	2,373,835
4.200%	04/15/24		6,889	6,929,719
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26	(a)	725	734,063
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24		2,113	1,833,028
Omnicom Group, Inc./Omnicom Capital, Inc.,
Gtd. Notes
3.600%	04/15/26		2,775	2,655,387
3.650%	11/01/24		5,655	5,492,602
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24		350	354,190
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22		1,810	1,763,993

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Advertising (continued)
3.750%	09/19/24		5,825	$5,626,927
4.750%	11/21/21		3,445	3,542,698

				31,648,213

Aerospace & Defense — 0.2%
Airbus Finance BV (France),
Gtd. Notes, 144A
2.700%	04/17/23		5,095	4,922,901
Arconic, Inc.,
Sr. Unsec’d. Notes
5.870%	02/23/22		4,800	5,008,799
6.150%	08/15/20		5,075	5,277,999
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	12/01/21		1,200	1,320,000
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35		6,295	6,423,857
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/25		6,305	5,999,018
TransDigm UK Holdings PLC,
Gtd. Notes, 144A
6.875%	05/15/26		740	750,175
Triumph Group, Inc.,
Gtd. Notes
7.750%	08/15/25	(a)	640	633,600

				30,336,349

Agriculture — 0.2%
Adecoagro SA (Argentina),
Sr. Unsec’d. Notes, 144A
6.000%	09/21/27		1,055	870,217
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.750%	09/25/27		5,350	5,048,859
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.250%	03/01/23		920	913,982
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20		5,615	5,557,128
Mriya Agro Holding PLC (Ukraine),
Sr. Unsec’d. Notes(d)
9.450%	04/19/18		400	32,323
Sr. Unsec’d. Notes, 144A(d)
9.450%	04/19/18		900	72,729
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	11/01/22		2,685	2,632,540
4.000%	06/12/22		2,604	2,620,216
5.700%	08/15/35		208	223,317
5.850%	08/15/45	(a)	3,228	3,523,990
6.150%	09/15/43	(a)	229	259,945
7.250%	06/15/37		610	763,711

				22,518,957

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Airlines — 0.3%
Air Canada (Canada),
Gtd. Notes, 144A
7.750%	04/15/21	525	$560,438
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	2,182	2,176,409
American Airlines 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
5.625%	07/15/22	106	108,013
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	4,543	4,682,495
American Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.375%	04/01/24	370	369,676
American Airlines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	11/01/24	4,204	4,100,255
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	2,812	2,729,273
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31	2,065	1,992,298
Azul Investments LLP (Brazil),
Gtd. Notes, 144A
5.875%	10/26/24	1,475	1,250,077
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	146	147,082
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	75	76,468
Delta Air Lines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.625%	01/30/29	2,048	2,031,536
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22	6,760	6,683,712
4.375%	04/19/28	6,300	6,066,992
United Continental Holdings, Inc.,
Gtd. Notes
6.000%	12/01/20	1,045	1,090,771
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26	1,529	1,562,020
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	1,617	1,604,229

			37,231,744

Apparel — 0.0%
William Carter Co. (The),
Gtd. Notes
5.250%	08/15/21	1,322	1,338,525

Auto Manufacturers — 0.1%
General Motors Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
3.163%(c)	08/07/20	4,195	4,208,982

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25	(a)		5,130	$4,565,700

					8,774,682

Auto Parts & Equipment — 0.0%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24			805	791,919
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25	(a)		2,880	2,858,400
Nemak SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	01/23/25			1,685	1,593,168

					5,243,487

Banks — 3.0%
Banco de Bogota SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.375%	08/03/27			5,600	5,222,000
Banco de Galicia y Buenos Aires SA (Argentina),
Sub. Notes, 144A
8.250%	07/19/26			2,600	2,631,200
Banco do Brasil SA (Brazil),
Jr. Sub. Notes
9.000%	06/29/49			1,950	1,876,289
Banco Macro SA (Argentina),
Sr. Unsec’d. Notes, 144A
17.500%	05/08/22		ARS	3,700	101,054
Sub. Notes, 144A
6.750%	11/04/26			2,000	1,870,000
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
7.625%	06/30/49			610	602,375
Banco Nacional de Comercio Exterior SNC (Mexico),
Sub. Notes, 144A
3.800%	08/11/26			1,865	1,791,817
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22			1,550	1,539,621
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.500%	04/11/22			6,000	5,852,612
3.800%	02/23/28			7,600	6,941,706
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23			9,465	9,326,148
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27			26,915	25,083,982
3.824%	01/20/28			11,510	11,227,385
4.244%	04/24/38			2,920	2,836,416
Barclays Bank PLC (United Kingdom),
Sub. Notes
5.140%	10/14/20			5,015	5,135,580
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23			4,680	4,551,116
Sr. Unsec’d. Notes, MTN

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
4.338%	05/16/24		2,505	$2,474,031
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	04/10/24		5,305	5,286,432
Sub. Notes
5.125%	01/18/33		900	797,625
5.350%	11/12/29		600	556,499
BNP Paribas SA (France),
Sr. Unsec’d. Notes, MTN, 144A
2.950%	05/23/22		3,485	3,364,160
3.500%	03/01/23		4,600	4,483,638
3.800%	01/10/24		3,460	3,382,193
BPCE SA (France),
Gtd. Notes, MTN, 144A
3.000%	05/22/22		2,525	2,438,794
Sub. Notes, MTN, 144A
4.500%	03/15/25		10,575	10,309,438
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.300%	10/30/24	(a)	2,064	1,960,433
3.800%	01/31/28	(a)	4,455	4,205,261
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.125%	03/09/21		500	496,875
5.250%	03/07/25		540	544,050
Sub. Notes
6.125%	03/09/28	(a)	490	503,475
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.876%	07/24/23	(a)	8,310	8,013,202
3.200%	10/21/26		11,235	10,447,759
3.887%	01/10/28		7,560	7,322,124
Citizens Financial Group, Inc.,
Sub. Notes, 144A
4.150%	09/28/22		546	549,720
Credit Agricole SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24		7,390	6,959,112
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes
7.125%	07/29/99		1,025	1,043,706
Sr. Unsec’d. Notes, 144A
2.997%	12/14/23		6,040	5,778,142
DNB Bank ASA (Norway),
Jr. Sub. Notes
6.500%	03/26/99		730	745,513
Emirates NBD Tier 1 Ltd. (United Arab Emirates),
Gtd. Notes
5.750%	05/29/49		1,400	1,407,615
First Abu Dhabi Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
5.250%	12/17/99		6,300	6,274,169
FirstRand Bank Ltd. (South Africa),
Sub. Notes
6.250%	04/23/28		1,000	994,119
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	11/15/24		620	601,400
8.250%	04/15/25		410	401,800

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.908%	06/05/23	(a)	8,720	$8,415,438
3.000%	04/26/22		11,830	11,556,736
3.500%	11/16/26		14,610	13,765,755
3.691%	06/05/28		8,450	8,010,458
5.750%	01/24/22		5,180	5,543,452
Grupo Financiero Santander Mexico SAB de CV (Mexico),
Jr. Sub. Notes
8.500%	12/29/49		1,500	1,625,625
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%	12/29/49		4,410	4,327,313
Sr. Unsec’d. Notes
2.650%	01/05/22		3,240	3,137,070
2.950%	05/25/21		4,640	4,568,215
3.950%	05/18/24		1,640	1,634,128
Huntington Bancshares, Inc.,
Sub. Notes
7.000%	12/15/20	(a)	200	215,759
ING Bank NV (Netherlands),
Sub. Notes, 144A
5.800%	09/25/23		6,129	6,494,486
Sub. Notes, EMTN
4.125%	11/21/23		5,595	5,608,427
ING Groep NV (Netherlands),
Jr. Sub. Notes
6.875%	04/16/99		750	764,625
Intesa Sanpaolo SpA (Italy),
Gtd. Notes, MTN, 144A
7.700%	12/29/49		1,065	994,710
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22		5,980	5,519,476
3.875%	01/12/28		4,935	4,230,368
4.375%	01/12/48		5,930	4,615,907
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, MTN, 144A
6.125%	12/31/99		655	612,425
6.500%	09/19/99		850	806,225
Sub. Notes, MTN
5.650%	03/19/22		955	966,938
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.950%	10/01/26	(a)	19,905	18,489,645
3.200%	06/15/26		2,385	2,255,227
3.300%	04/01/26		1,840	1,760,501
3.540%	05/01/28		2,335	2,235,512
3.782%	02/01/28		2,890	2,819,642
3.882%	07/24/38		3,465	3,200,253
3.900%	07/15/25		1,120	1,115,796
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.230%
3.589%(c)	10/24/23		19,300	19,647,870
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.549%	03/05/23		1,930	1,915,202
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	(a)	8,070	7,749,024
Sr. Unsec’d. Notes, GMTN

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Banks (continued)
3.750%	02/25/23	(a)		21,620	$21,644,513
3.875%	01/27/26			7,150	7,038,145
Sr. Unsec’d. Notes, MTN
3.971%	07/22/38			4,605	4,266,886
Sub. Notes, MTN
4.875%	11/01/22			13,740	14,251,296
Provident Funding Associates LP/PFG Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	06/15/25			850	827,518
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.498%	05/15/23			6,368	6,168,732
3.875%	09/12/23			4,060	3,943,971
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sub. Notes
8.500%	10/16/23			2,000	2,139,999
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.571%	01/10/23			3,845	3,734,869
Standard Chartered PLC (United Kingdom),
Jr. Sub. Notes, 144A
7.500%	12/29/49			1,950	1,998,750
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, MTN
4.750%	04/29/21			2,900	2,716,616
Toronto-Dominion Bank (The) (Canada),
Sub. Notes
3.625%	09/15/31			9,320	8,771,096
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes
7.125%	08/10/99			965	993,722
Gtd. Notes, 144A
2.859%	08/15/23			2,335	2,234,865
3.491%	05/23/23			7,990	7,811,139
4.125%	09/24/25			9,130	9,066,200
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22			10,545	10,064,111
4.625%	04/12/27	(a)		7,458	6,933,472
Woori Bank (South Korea),
Jr. Sub. Notes, MTN
5.250%	11/16/99			635	598,427

					447,737,121

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26			7,290	7,136,499
Maple Escrow Subsidiary, Inc.,
Gtd. Notes, 144A
4.057%	05/25/23	(a)		1,985	1,989,841
Sunshine Mid BV (Netherlands),
Gtd. Notes, 144A
6.500%	05/15/26		EUR	475	525,362

					9,651,702

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Biotechnology — 0.1%
Celgene Corp.,
Sr. Unsec’d. Notes
3.625%	05/15/24		7,980	$7,785,322
3.875%	08/15/25	(a)	4,735	4,607,925
4.350%	11/15/47		6,265	5,517,324

				17,910,571

Building Materials — 0.2%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22		580	558,802
3.750%	05/01/28		7,560	7,199,181
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes
7.750%	04/16/26	(a)	2,400	2,600,159
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
5.150%	09/12/23		2,420	2,538,741
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24		4,475	4,515,558
4.250%	12/15/47		3,620	3,137,297
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23		375	390,975
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.125%	06/01/25		1,260	1,184,400
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47		5,724	5,196,836

				27,321,949

Chemicals — 0.2%
Blue Cube Spinco, Inc.,
Gtd. Notes
10.000%	10/15/25		650	755,625
Braskem Finance Ltd. (Brazil),
Gtd. Notes
7.375%	01/04/99		3,678	3,684,400
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.625%	03/14/23		10,200	10,182,752
Consolidated Energy Finance SA (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
6.500%	05/15/26		825	816,750
6.875%	06/15/25		715	733,769
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23		860	885,800
Equate Petrochemical BV (Kuwait),
Gtd. Notes
3.000%	03/03/22		2,070	1,980,377
Gtd. Notes, MTN
4.250%	11/03/26		1,960	1,899,267
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
5.625%	08/01/24	(a)	400	394,000

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Chemicals (continued)
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada),
Sr. Sec’d. Notes, 144A
8.375%	12/01/22			1,725	$1,763,813
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/26		EUR	325	381,433
7.000%	04/15/25			1,320	1,366,200
OCI NV (Netherlands),
Sr. Sec’d. Notes, 144A
6.625%	04/15/23			2,000	2,031,400
Platform Specialty Products Corp.,
Gtd. Notes, 144A
5.875%	12/01/25	(a)		1,000	977,500
6.500%	02/01/22	(a)		610	620,675
Rayonier AM Products, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24			50	47,000
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
4.450%	12/03/25			4,730	4,825,718
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21			2,695	2,688,168

					36,034,647

Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.,
Gtd. Notes, 144A
7.500%	05/01/25			805	857,325

Commercial Services — 0.2%
ADT Corp. (The),
Sr. Sec’d. Notes
6.250%	10/15/21			505	522,675
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24			1,550	1,503,499
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22			850	872,313
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25			915	910,425
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25	(a)		2,400	2,560,512
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38			2,130	2,208,479
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37			1,310	1,307,471
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	(a)		3,828	4,075,672
Red de Carreteras de Occidente SAPIB de CV (Mexico),
Sr. Sec’d. Notes, MTN, 144A
9.000%	06/10/28		MXN	4,240	204,260

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Commercial Services (continued)
Ritchie Bros Auctioneers, Inc. (Canada),
Gtd. Notes, 144A
5.375%	01/15/25		1,450	$1,406,500
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21		350	389,375
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25	(a)	1,125	967,500
TMS International Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	08/15/25	(a)	985	1,007,163
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27		1,255	1,158,189
4.125%	02/02/26		3,405	3,366,897
Weight Watchers International, Inc.,
Gtd. Notes, 144A
8.625%	12/01/25	(a)	490	537,751

				22,998,681

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	(a)	3,905	3,824,681
3.200%	05/13/25	(a)	6,115	5,977,012
3.200%	05/11/27		7,237	6,979,891
3.750%	11/13/47		7,525	7,067,414
4.250%	02/09/47		2,330	2,363,194
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21		525	532,152
7.125%	06/15/24	(a)	575	609,172
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20		325	321,750
8.375%	08/15/22	(a)	1,550	1,519,000

				29,194,266

Cosmetics/Personal Care — 0.0%
Avon International Operations, Inc. (United Kingdom),
Sr. Sec’d. Notes, 144A
7.875%	08/15/22		825	817,740

Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Gtd. Notes, 144A
5.875%	05/15/26		1,240	1,219,850
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25		1,185	1,164,263
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25		1,695	1,618,725
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23	(a)	1,030	1,062,188

				5,065,026

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	05/26/22		1,910	$1,868,259
3.650%	07/21/27		4,955	4,511,090
3.950%	02/01/22		4,535	4,508,246
4.625%	07/01/22		7,415	7,561,438
Affiliated Managers Group, Inc.,
Sr. Unsec’d. Notes
4.250%	02/15/24		239	243,146
Air Lease Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/23		4,160	3,962,518
3.625%	12/01/27	(a)	2,600	2,373,513
Alliance Data Systems Corp.,
Gtd. Notes, MTN, 144A
5.875%	11/01/21		1,145	1,167,900
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20	(a)	360	385,200
8.000%	03/15/20		161	172,069
Sr. Unsec’d. Notes
5.125%	09/30/24	(a)	225	228,938
Sub. Notes
5.750%	11/20/25	(a)	1,270	1,293,813
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23		11,426	11,129,635
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		2,490	2,377,571
4.100%	02/09/27		14,930	14,320,602
10.250%	07/15/19		400	424,927
Fly Leasing Ltd. (Ireland),
Sr. Unsec’d. Notes
5.250%	10/15/24		980	918,750
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		625	622,516
Grain Spectrum Funding LLC,
Sec’d. Notes, 144A
4.000%	10/10/33		3,810	3,811,242
GTLK Europe DAC (Russia),
Gtd. Notes
5.125%	05/31/24		1,900	1,795,025
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
2.350%	06/15/45		5,190	5,092,384
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/21		815	832,889
Lincoln Finance Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.375%	04/15/21		1,275	1,316,278
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25		2,080	2,022,800
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21		170	169,575

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Navient Corp.,
Sr. Unsec’d. Notes
6.500%	06/15/22		1,010	$1,033,988
7.250%	09/25/23		695	728,013
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24		345	340,688
8.000%	03/25/20		850	896,750
NFP Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	07/15/25		620	607,600
Poinsettia Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.625%	06/17/31		400	408,137
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25		1,155	1,130,491
SLM Corp.,
Sr. Unsec’d. Notes
5.125%	04/05/22		1,130	1,124,350
Springleaf Finance Corp.,
Gtd. Notes
6.125%	05/15/22		650	663,000
6.875%	03/15/25		1,360	1,349,800
7.125%	03/15/26		510	507,450
8.250%	10/01/23		505	552,975
Tarjeta Naranja SA (Argentina),
Sr. Unsec’d. Notes, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.500%, 144A
36.063%(c)	04/11/22		1,215	643,950
Travelport Corporate Finance PLC,
Sr. Sec’d. Notes, 144A
6.000%	03/15/26		1,070	1,078,025
Unifin Financiera SAB de CV SOFOM ENR (Mexico),
Gtd. Notes
7.000%	01/15/25		1,300	1,191,137
Sub. Notes, 144A
8.875%	07/29/99		735	656,362
Vantiv LLC/Vanity Issuer Corp.,
Gtd. Notes, 144A
4.375%	11/15/25		1,210	1,154,606

				87,177,646

Electric — 1.0%
AES Corp.,
Sr. Unsec’d. Notes
5.125%	09/01/27	(a)	935	932,663
6.000%	05/15/26	(a)	675	698,625
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23		2,260	2,264,766
4.350%	08/01/28		3,535	3,551,645
CA La Electricidad de Caracas (Venezuela),
Sr. Unsec’d. Notes(d)
8.500%	04/10/18		900	170,999
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	2,140	2,035,675

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes
5.750%	10/27/21		800	$780,799
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35		2,500	2,399,250
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		585	587,925
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21		1,425	1,538,786
Drax Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.625%	11/01/25		1,315	1,308,425
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21		338	358,494
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26		4,585	4,356,208
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.750%	04/06/23		7,395	6,881,761
3.625%	05/25/27		10,495	9,599,936
4.750%	05/25/47		8,410	7,952,055
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22		585	593,147
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes
5.750%	01/26/21		1,400	1,350,933
7.125%	02/11/25		14,450	13,791,513
FirstEnergy Corp.,
Sr. Unsec’d. Notes
3.900%	07/15/27		10,810	10,486,885
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25		5,520	5,562,331
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, GMTN, 144A
4.250%	08/14/28		3,295	3,168,663
Listrindo Capital BV (Indonesia),
Gtd. Notes
4.950%	09/14/26		400	357,999
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.500%	09/15/27		1,600	1,496,000
NRG Energy, Inc.,
Gtd. Notes
6.250%	07/15/22		195	200,665
6.625%	01/15/27		2,725	2,799,938
7.250%	05/15/26		2,160	2,300,400
Gtd. Notes, 144A
5.750%	01/15/28	(a)	2,110	2,078,350
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.500%	03/19/28		995	964,255

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electric (continued)
Origin Energy Finance Ltd. (Australia),
Gtd. Notes, 144A
3.500%	10/09/18		7,450	$7,453,948
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, MTN
5.250%	10/24/42		700	638,050
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.500%	12/15/20		276	295,569
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36		740	791,799
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27		1,586	1,477,746
3.400%	02/01/28	(a)	12,150	11,398,800
3.800%	02/01/38		2,875	2,610,344
4.000%	02/01/48		1,675	1,505,433
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
4.375%	05/22/43		1,605	1,621,963
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes
4.125%	05/07/24		1,600	1,619,263
4.850%	05/07/44		1,200	1,302,691
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, MTN, 144A
2.750%	05/04/22		9,905	9,608,345
3.750%	05/02/23		8,130	8,130,223
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		1,355	1,338,063
Vistra Energy Corp.,
Gtd. Notes
7.625%	11/01/24		40	42,650
Gtd. Notes, 144A
8.000%	01/15/25		200	214,750
8.125%	01/30/26		3,195	3,470,569

				144,089,297

Electrical Components & Equipment — 0.0%
Energizer Gamma Acquisition, Inc.,
Gtd. Notes, 144A
6.375%	07/15/26		1,275	1,296,516
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	(a)	1,025	1,007,063

				2,303,579

Electronics — 0.1%
Avnet, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/21		4,845	4,827,822
4.625%	04/15/26		2,135	2,103,819
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26		1,385	1,315,335

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Electronics (continued)
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27		5,435	$5,459,038

				13,706,014

Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23	(a)	305	294,325
5.000%	01/31/28		460	435,850

				730,175

Engineering & Construction — 0.3%
CCCI Treasure Ltd. (China),
Gtd. Notes
3.500%	12/29/49		1,260	1,231,629
CRCC Yupeng Ltd. (China),
Gtd. Notes
3.950%	02/28/49		4,470	4,452,214
Delhi International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
6.125%	10/31/26		1,110	1,090,841
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		1,500	1,361,699
5.500%	07/31/47		4,500	4,009,499
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		1,600	1,425,600
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		715	722,150
SBA Tower Trust,
First Lien, 144A
2.898%	10/11/44		2,670	2,653,079
Mortgage, 144A
3.156%	10/10/45^		5,070	5,029,161
3.168%	04/09/47		5,850	5,723,505
3.448%	03/15/48		4,300	4,271,491
3.869%	10/08/49		4,755	4,802,938
StandardAero Aviation Holdings, Inc.,
Gtd. Notes, 144A
10.000%	07/15/23		2,815	3,036,681
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	08/15/25		895	848,013

				40,658,500

Entertainment — 0.1%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25		2,090	2,048,199
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25		2,150	2,034,438
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22		950	966,910

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Entertainment (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	04/15/27		520	$512,200
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	(a)	950	951,188
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22		360	369,000
6.500%	02/15/25		705	727,913
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		2,250	2,400,683
Sr. Sec’d. Notes, 144A
5.000%	10/15/25		1,010	962,025
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26		985	994,850
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
5.000%	08/01/23		1,050	1,044,750

				13,012,156

Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24		575	572,125
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21		1,300	1,304,875
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/26		605	581,556
Wrangler Buyer Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	10/01/25		416	393,120

				2,851,676

Foods — 0.2%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		305	269,925
6.625%	06/15/24	(a)	1,350	1,274,535
Albertsons Cos., Inc.,
Sr. Sec’d. Notes, 3 Month LIBOR + 3.750%, 144A
6.085%(c)	01/15/24		505	506,263
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	(a)	2,760	2,601,300
Cencosud SA (Chile),
Gtd. Notes
5.150%	02/12/25		2,550	2,522,552
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	(a)	2,430	2,332,800
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	11/29/49		520	518,699

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Foods (continued)
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg),
Gtd. Notes, 144A
5.625%	08/15/26		1,710	$1,573,200
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46		2,965	2,565,032
MARB BondCo PLC (Brazil),
Gtd. Notes
7.000%	03/15/24		200	192,249
Marfrig Holdings Europe BV (Brazil),
Gtd. Notes
8.000%	06/08/23		1,875	1,898,438
Minerva Luxembourg SA (Brazil),
Gtd. Notes, 144A
6.500%	09/20/26		1,300	1,191,125
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29	(a)	275	222,749
8.000%	05/01/31	(a)	150	122,999
Post Holdings, Inc.,
Gtd. Notes, 144A
5.625%	01/15/28	(a)	665	623,438
5.750%	03/01/27	(a)	590	572,300
8.000%	07/15/25		1,010	1,121,100
Sigma Alimentos SA de CV (Mexico),
Sr. Unsec’d. Notes
4.125%	05/02/26		3,670	3,440,625
Sigma Holdco BV (Netherlands),
Gtd. Notes, 144A
7.875%	05/15/26		1,865	1,753,100

				25,302,429

Forest Products & Paper — 0.1%
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.500%	07/15/22		325	322,156
5.750%	07/15/23		1,700	1,674,500
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
3.875%	11/02/27		2,940	2,726,850
5.500%	11/02/47		810	788,138
Mercer International, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	02/01/24		1,075	1,088,438
7.750%	12/01/22		100	105,000
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		550	533,500

				7,238,582

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25		1,090	1,055,938
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
7.500%	11/01/23		2,285	2,307,850
NiSource, Inc.,
Sr. Unsec’d. Notes
4.375%	05/15/47		5,713	5,548,613

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Gas (continued)
Perusahaan Gas Negara Persero Tbk (Indonesia),
Sr. Unsec’d. Notes, 144A
5.125%	05/16/24		6,000	$6,078,648

				14,991,049

Hand/Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
9.000%	02/15/23	(a)	1,245	1,204,538

Healthcare-Products — 0.2%
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24		835	825,982
Sr. Unsec’d. Notes, 144A
9.000%	10/01/25	(a)	825	831,353
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		188	186,590
3.363%	06/06/24		5,610	5,388,879
3.700%	06/06/27	(a)	11,610	10,990,050
3.734%	12/15/24		2,870	2,801,841
4.669%	06/06/47	(a)	6,615	6,392,877
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.000%	02/15/25		1,000	970,000
5.750%	09/01/23		400	407,000
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes, 144A
12.500%	11/01/21		1,135	1,254,175
Sr. Sec’d. Notes, 144A
7.875%	02/15/21		1,050	1,065,750
Life Technologies Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/20		3,865	4,028,666
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22	(a)	575	562,063

				35,705,226

Healthcare-Services — 0.3%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24		5,935	5,783,905
4.650%	01/15/43		5,315	5,140,381
Catholic Health Initiatives,
Unsec’d. Notes
2.600%	08/01/18		1,515	1,515,013
Centene Corp.,
Sr. Unsec’d. Notes
5.625%	02/15/21		325	331,866
6.125%	02/15/24	(a)	650	684,938
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes
6.250%	03/31/23		885	810,881
Sr. Sec’d. Notes, 144A
8.625%	01/15/24		1,045	1,047,613
Cigna Corp.,
Sr. Unsec’d. Notes
3.050%	10/15/27		1,700	1,533,320

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Healthcare-Services (continued)
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		1,550	$1,458,938
5.125%	07/15/24	(a)	1,550	1,503,500
Eagle Holding Co. II LLC,
Sr. Unsec’d. Notes, Cash coupon 7.625% or PIK 8.375%, 144A
7.625%	05/15/22		1,820	1,838,564
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22		4,045	4,398,937
Sr. Sec’d. Notes
5.250%	06/15/26	(a)	1,125	1,117,350
5.875%	03/15/22		450	469,125
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24		5,080	5,070,730
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22		1,785	1,800,905
Kindred Healthcare, Inc.,
Gtd. Notes
8.000%	01/15/20		190	203,587
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23		1,670	1,628,250
Molina Healthcare, Inc.,
Gtd. Notes
5.375%	11/15/22		1,300	1,308,125
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24		1,960	2,009,000
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, Cash coupon 8.500% or PIK N/A, 144A
8.500%	12/01/22		2,265	2,335,781
Rede D’or Finance Sarl (Brazil),
Gtd. Notes, 144A
4.950%	01/17/28		510	454,538
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
8.875%	04/15/21		725	745,844
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
5.125%	05/01/25	(a)	845	803,278
7.500%	01/01/22	(a)	1,140	1,185,600
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)	1,420	1,412,900
8.125%	04/01/22	(a)	2,875	3,005,870
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	(a)	1,445	1,437,775

				51,036,514

Home Builders — 0.0%
LGI Homes, Inc.,
Gtd. Notes, 144A
6.875%	07/15/26		785	783,038

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Home Builders (continued)
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A
5.875%	04/01/23		475	$475,594
6.125%	04/01/25		700	696,500
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23	(a)	735	731,325
William Lyon Homes, Inc.,
Gtd. Notes
5.875%	01/31/25		610	577,213
7.000%	08/15/22		1,665	1,696,219
Sr. Unsec’d. Notes, 144A
6.000%	09/01/23		620	612,070

				5,571,959

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	(a)	530	512,775
5.625%	10/15/23		520	520,650

				1,033,425

Household Products/Wares — 0.0%
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28		580	536,500
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24	(a)	1,570	1,554,300
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	(a)	1,125	1,110,938

				3,201,738

Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.000%	10/15/23		450	465,188

Insurance — 0.4%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	11/15/25		1,500	1,364,999
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28		6,225	6,209,019
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/23		1,650	1,703,419
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26		1,130	1,146,950
Aon Corp.,
Gtd. Notes
5.000%	09/30/20		205	212,125
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/25		1,215	1,169,438

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Insurance (continued)
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	04/20/23		975	$967,319
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20		5,305	5,569,942
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25		990	982,575
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/26		2,130	2,103,375
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44		5,800	5,799,921
5.000%	06/01/21		334	346,143
6.500%	03/15/35		260	310,529
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.350%	03/01/48	(a)	1,455	1,342,872
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.350%	01/30/47		7,770	7,728,970
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
4.500%	04/15/65		607	568,580
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
4.125%	11/01/24		303	301,335
Principal Financial Group, Inc.,
Gtd. Notes
4.700%	05/15/55	(a)	4,165	4,175,413
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.000%	06/01/21		1,945	2,015,712
6.450%	11/15/19		4,179	4,360,711
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		982	1,033,730
Trinity Acquisition PLC,
Gtd. Notes
3.500%	09/15/21		1,245	1,234,822
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20		991	1,036,232
Wand Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/23		1,030	1,045,450
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24		6,550	6,329,900

				59,059,481

Internet — 0.7%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.125%	11/28/21		3,050	3,020,769
3.600%	11/28/24		19,335	19,024,146

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.875%	08/22/37		6,775	$6,613,167
4.050%	08/22/47	(a)	9,855	9,654,005
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19		3,805	3,789,023
2.875%	07/06/22		3,255	3,135,847
3.875%	09/29/23		2,960	2,936,193
4.375%	03/29/28		5,040	4,970,004
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.600%	06/01/26	(a)	5,520	5,371,553
3.650%	03/15/25		4,230	4,137,028
EIG Investors Corp.,
Gtd. Notes
10.875%	02/01/24		1,040	1,145,560
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26		16,650	16,959,575
Match Group, Inc.,
Sr. Unsec’d. Notes
6.375%	06/01/24	(a)	1,300	1,368,250
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24		2,010	2,060,451
Sr. Unsec’d. Notes, 144A
4.875%	04/15/28		360	343,141
5.875%	11/15/28	(a)	1,495	1,509,502
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, MTN
3.800%	02/11/25		9,280	9,193,368
Sr. Unsec’d. Notes, MTN, 144A
2.875%	02/11/20		2,335	2,324,184
3.925%	01/19/38		5,660	5,160,686
VeriSign, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25		70	70,854
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.375%	05/15/25	(a)	2,350	2,394,063
Gtd. Notes, 144A
5.750%	01/15/27		1,010	992,325

				106,173,694

Iron/Steel — 0.0%
AK Steel Corp.,
Gtd. Notes
6.375%	10/15/25		1,190	1,106,699
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
6.125%	06/01/25		240	258,600
6.750%	03/01/41		48	54,188
7.000%	10/15/39		1,342	1,540,884
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25		910	935,116

				3,895,487

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Leisure Time — 0.0%
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23		1,610	$1,674,400
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23		500	505,000
Silversea Cruise Finance Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	02/01/25		1,355	1,463,536
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28		1,110	1,048,628

				4,691,564

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26		1,250	1,265,625
Caesars Entertainment Corp.,
Sr. Unsec’d. Notes
5.000%	10/01/24		824	1,409,910
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23		1,000	1,008,120
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23		2,625	2,703,750
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		1,050	1,055,250

				7,442,655

Machinery-Diversified — 0.0%
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		1,225	1,215,813
5.875%	08/15/26	(a)	1,250	1,237,500
Tennant Co.,
Gtd. Notes
5.625%	05/01/25		945	937,913
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24		250	275,313

				3,666,539

Media — 0.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23		290	285,795
7.500%	05/15/26		2,250	2,176,200
Altice Finco SA (Luxembourg),
Sec’d. Notes, MTN, 144A
7.625%	02/15/25		630	563,850
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		2,215	2,165,606
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25	(a)	4,795	4,411,400

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media (continued)
7.750%	05/15/22		1,445	$1,398,038
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.500%	05/15/26		700	675,500
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	(a)	1,330	1,278,476
5.000%	04/01/24		1,675	1,649,875
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28	(a)	5,065	4,634,475
5.500%	05/01/26		3,595	3,486,072
5.750%	02/15/26	(a)	1,700	1,670,250
5.875%	05/01/27		25	24,406
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	07/15/25		2,275	2,377,375
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25		4,315	4,357,651
6.384%	10/23/35		750	783,755
Sr. Sec’d. Notes, 3 Month LIBOR + 1.650%
4.043%(c)	02/01/24		6,105	6,118,370
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22		1,270	1,295,400
7.625%	03/15/20	(a)	790	785,292
Comcast Corp.,
Gtd. Notes
3.150%	03/01/26		2,205	2,070,575
3.200%	07/15/36		640	532,448
3.300%	02/01/27		9,505	8,942,797
3.375%	08/15/25	(a)	225	215,827
3.900%	03/01/38		1,550	1,406,575
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25	(a)	800	819,000
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25		6,445	7,429,796
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21		960	961,200
7.750%	07/01/26	(a)	2,150	1,883,938
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.843%	06/08/25		200	187,601
5.125%	03/31/27		600	557,255
iHeartCommunications, Inc.,
Sr. Unsec’d. Notes(d)
6.875%	06/15/18		30	7,500
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22	(a)	575	586,500
Meredith Corp.,
Gtd. Notes, 144A
6.875%	02/01/26	(a)	730	719,963

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Media (continued)
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/23		990	$950,400
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.000%	08/01/27	(a)	505	472,806
6.000%	07/15/24		3,450	3,514,688
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23	(a)	750	770,625
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26		4,940	4,570,206
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37		2,159	2,290,402
6.750%	06/15/39		8,155	8,693,906
Townsquare Media, Inc.,
Gtd. Notes, 144A
6.500%	04/01/23	(a)	1,200	1,080,000
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25		2,140	2,204,200
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)	1,375	1,320,000
5.125%	02/15/25	(a)	610	563,488
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25		1,140	1,083,114
Videotron Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
5.125%	04/15/27		225	218,295
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
6.375%	04/15/23		950	950,000
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26		810	758,241
VTR Finance BV (Chile),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		1,750	1,758,225
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.000%	01/15/27		2,555	2,360,181
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27		300	280,230

				100,297,768

Metal Fabricate/Hardware — 0.0%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
Sr. Sec’d. Notes, 144A
7.375%	12/15/23		1,075	1,120,688
Park-Ohio Industries, Inc.,
Gtd. Notes
6.625%	04/15/27		1,445	1,463,063

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Metal Fabricate/Hardware (continued)
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23		1,650	$1,806,750

				4,390,501

Mining — 0.2%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
7.000%	09/30/26		610	649,649
Aleris International, Inc.,
Sec’d. Notes, 144A
10.750%	07/15/23		515	517,730
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.125%	09/27/22		1,020	1,025,573
Constellium NV,
Gtd. Notes, 144A
5.750%	05/15/24		1,760	1,702,800
Sr. Unsec’d. Notes, 144A
6.625%	03/01/25		2,425	2,443,188
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.625%	08/01/27		1,745	1,662,165
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.750%	05/15/22		580	559,700
5.125%	03/15/23		1,030	999,100
5.125%	05/15/24		1,020	970,275
Freeport-McMoRan, Inc.,
Gtd. Notes
5.400%	11/14/34	(a)	2,095	1,901,213
6.875%	02/15/23	(a)	2,035	2,144,280
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.250%	01/15/23		905	932,150
7.625%	01/15/25		2,120	2,220,700
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/22		1,600	1,760,000
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25	(a)	2,345	2,309,825
Press Metal Labuan Ltd. (Malaysia),
Gtd. Notes
4.800%	10/30/22		1,350	1,247,951
Stillwater Mining Co. (South Africa),
Gtd. Notes
6.125%	06/27/22	(a)	1,040	926,619
Teck Resources Ltd. (Canada),
Gtd. Notes
6.000%	08/15/40		475	461,938
6.250%	07/15/41		615	611,925

				25,046,781

Miscellaneous Manufacturing — 0.0%
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
4.250%	06/15/23		405	416,434

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25		570	$570,000

				986,434

Oil & Gas — 1.4%
Berry Petroleum Co. LLC,
Gtd. Notes, 144A
7.000%	02/15/26		1,030	1,053,175
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23	(a)	315	318,938
8.250%	07/15/25	(a)	1,755	1,860,300
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27	(a)	1,395	1,343,656
Centennial Resource Production LLC,
Gtd. Notes, 144A
5.375%	01/15/26		835	812,038
Chesapeake Energy Corp.,
Gtd. Notes
8.000%	01/15/25	(a)	550	560,148
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, 144A
4.500%	10/03/23		1,940	1,998,960
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25		3,125	3,011,388
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24		975	985,922
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27		6,125	5,891,909
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25		1,550	1,581,000
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25		1,405	1,355,825
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26		805	780,850
5.750%	01/30/28		805	784,875
Ensco PLC,
Sr. Unsec’d. Notes
8.000%	01/31/24	(a)	1,743	1,751,715
Gulfport Energy Corp.,
Gtd. Notes
6.375%	05/15/25	(a)	510	495,975
6.375%	01/15/26		565	542,400
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	(a)	9,142	8,829,593
5.800%	04/01/47		4,950	5,115,039
7.875%	10/01/29		685	832,832
HPCL-Mittal Energy Ltd. (India),
Sr. Unsec’d. Notes
5.250%	04/28/27		550	496,860

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Indigo Natural Resources LLC,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/26		1,380	$1,331,700
Jagged Peak Energy LLC,
Gtd. Notes, 144A
5.875%	05/01/26		580	568,400
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
5.750%	04/19/47		750	714,375
Sr. Unsec’d. Notes, 144A
6.375%	10/24/48		3,480	3,513,930
Kosmos Energy Ltd. (Ghana),
Sr. Sec’d. Notes, 144A
7.875%	08/01/21		3,625	3,683,906
Matador Resources Co.,
Gtd. Notes
6.875%	04/15/23		2,215	2,320,213
MEG Energy Corp. (Canada),
Sec’d. Notes, 144A
6.500%	01/15/25	(a)	2,260	2,254,350
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26	(a)	510	521,475
Noble Holding International Ltd. (United Kingdom),
Gtd. Notes
8.950%	04/01/45		655	597,688
Gtd. Notes, 144A
7.875%	02/01/26		630	648,900
Nostrum Oil & Gas Finance BV (Kazakhstan),
Gtd. Notes
8.000%	07/25/22		2,100	1,992,899
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/27	(a)	2,355	2,337,338
6.250%	06/01/24		895	928,563
PDC Energy, Inc.,
Gtd. Notes
6.125%	09/15/24		430	438,600
Gtd. Notes, 144A
5.750%	05/15/26		250	247,500
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, MTN
5.625%	05/20/43		8,100	7,670,587
Sr. Unsec’d. Notes, MTN, 144A
6.450%	05/30/44		1,645	1,720,177
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.850%	06/05/15		4,102	3,441,578
7.375%	01/17/27		4,965	4,958,794
8.750%	05/23/26		14,655	15,864,037
Gtd. Notes, 144A
5.999%	01/27/28		4,024	3,641,720
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes(d)
5.375%	04/12/27		5,670	1,304,099
6.000%	05/16/24		19,015	4,006,461
6.000%	11/15/26		6,600	1,385,999
9.000%	11/17/21		33,570	8,056,799
9.750%	05/17/35		1,875	442,125

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
12.750%	02/17/22			4,195	$1,078,115
Sr. Sec’d. Notes
8.500%	10/27/20			3,713	3,202,031
Sr. Sec’d. Notes, 144A
8.500%	10/27/20			1,613	1,391,428
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22			5,135	5,180,188
5.500%	01/21/21			2,715	2,795,065
5.500%	06/27/44			1,500	1,265,250
5.625%	01/23/46			7,960	6,718,240
6.375%	02/04/21			2,780	2,925,950
6.500%	03/13/27	(a)		545	558,854
6.500%	06/02/41			17,662	16,609,345
7.190%	09/12/24		MXN	3,700	163,041
Gtd. Notes, 3 Month LIBOR + 3.650%
5.977%(c)	03/11/22			2,550	2,722,125
Gtd. Notes, MTN
6.750%	09/21/47			18,405	17,354,074
6.875%	08/04/26			10,100	10,615,100
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19			300	308,625
QEP Resources, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/21			1,485	1,577,813
Rowan Cos., Inc.,
Gtd. Notes
7.375%	06/15/25	(a)		610	590,175
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25			2,135	2,052,269
6.750%	05/01/23	(a)		665	688,275
6.875%	06/30/23			450	464,063
Southwestern Energy Co.,
Gtd. Notes
6.700%	01/23/25	(a)		845	827,044
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
4.875%	01/15/23			875	840,000
5.500%	02/15/26	(a)		885	838,538
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24			815	811,944
Transocean, Inc.,
Gtd. Notes, 144A
7.500%	01/15/26			810	822,656
9.000%	07/15/23			880	947,100
Tullow Oil PLC (Ghana),
Gtd. Notes
6.250%	04/15/22			1,400	1,357,999
Sr. Unsec’d. Notes, 144A
7.000%	03/01/25			625	591,406
Ultrapar International SA (Brazil),
Gtd. Notes
5.250%	10/06/26			1,400	1,297,799
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25			4,520	4,404,908

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
3.700%	09/15/26			3,608	$3,466,350
3.700%	03/15/28			4,041	3,818,962
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23	(a)		1,760	1,993,200
YPF SA (Argentina),
Sr. Unsec’d. Notes
8.500%	07/28/25			425	404,685
Sr. Unsec’d. Notes, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.000%, 144A
26.563%(c)	07/07/20			435	243,600

					215,921,828

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	04/01/21			490	486,325
6.000%	10/01/22			1,888	1,869,120
CSI Compressco LP/CSI Compressco Finance, Inc.,
Gtd. Notes
7.250%	08/15/22	(a)		450	411,750
Sr. Sec’d. Notes, 144A
7.500%	04/01/25	(a)		720	722,700
Exterran Energy Solutions LP/EES Finance Corp.,
Gtd. Notes
8.125%	05/01/25			2,735	2,885,425
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.000%	12/21/20			3,720	3,697,692
USA Compression Partners LP/USA Compression Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/01/26			790	817,650
Weatherford International Ltd.,
Gtd. Notes
7.750%	06/15/21	(a)		1,920	1,975,200
9.875%	02/15/24			1,005	1,014,728

					13,880,590

Packaging & Containers — 0.1%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%
7.125%	09/15/23			2,050	2,055,125
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
7.250%	05/15/24			2,955	3,073,200
Brambles USA, Inc. (Australia),
Gtd. Notes, 144A
4.125%	10/23/25			1,410	1,407,598
BWAY Holding Co.,
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25	(a)		2,340	2,281,500
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26			100	108,000
Horizon Parent Holdings Sarl (France),
Sr. Sec’d. Notes, Cash coupon 8.250% or PIK N/A, 144A
8.250%	02/15/22		EUR	700	850,029

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25		500	$547,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24	(a)	2,545	2,599,081

				12,922,033

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		7,550	7,312,236
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.875%	12/15/23		5,350	5,350,224
CVS Health Corp.,
Sr. Unsec’d. Notes
3.700%	03/09/23	(a)	18,175	18,082,833
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22		1,230	1,131,600
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26		5,190	5,152,377
Inretail Pharma SA (Peru),
Gtd. Notes, 144A
5.375%	05/02/23		1,400	1,417,850
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25		2,420	2,465,391
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23		7,180	6,754,905
3.200%	09/23/26		8,975	8,224,590
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
6.000%	04/15/24		1,685	1,668,700
6.750%	03/01/28		1,255	1,279,131
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
7.500%	07/15/21		1,005	1,020,703
9.000%	12/15/25		1,065	1,103,553
9.250%	04/01/26		1,000	1,038,750
Sr. Sec’d. Notes, 144A
6.500%	03/15/22		1,450	1,500,750
7.000%	03/15/24		1,950	2,044,478

				65,548,071

Pipelines — 0.6%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
3.875%	10/11/22		2,060	2,060,968
4.250%	07/15/27		2,600	2,548,025
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23		1,320	1,271,188
4.450%	07/15/27	(a)	1,330	1,291,454
5.950%	06/01/26		3,335	3,576,301

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (continued)
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	(a)	1,960	$1,942,850
5.875%	03/31/25	(a)	525	546,000
7.000%	06/30/24		3,150	3,433,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.250%	04/01/23		1,625	1,653,438
DCP Midstream LP,
Jr. Sub. Notes
7.375%	06/15/99		1,320	1,263,900
DCP Midstream Operating LP,
Gtd. Notes
8.125%	08/16/30		455	540,313
Gtd. Notes, 144A
6.450%	11/03/36		250	263,125
6.750%	09/15/37		1,035	1,097,100
9.750%	03/15/19		300	312,375
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
7.375%	10/15/45		3,690	4,694,849
Enbridge, Inc. (Canada),
Sub. Notes
6.000%	01/15/77		4,645	4,366,300
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24		1,275	1,287,750
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	(a)	1,250	1,209,375
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	03/22/30		1,950	1,930,500
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.850%	01/31/23		995	936,730
4.650%	10/15/25		6,260	6,238,276
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28		3,610	3,494,874
5.000%	03/15/27		10,460	10,629,321
5.750%	05/15/24		2,075	2,213,309
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22		500	491,250
5.750%	04/15/25	(a)	540	513,000
Summit Midstream Partners LP,
Jr. Sub. Notes
9.500%	12/15/99		525	514,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24		1,555	1,586,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		75	72,000
5.125%	02/01/25		1,350	1,333,125
5.250%	05/01/23		1,100	1,100,000
6.750%	03/15/24		1,290	1,354,500

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Pipelines (continued)
Transcanada Trust (Canada),
Gtd. Notes
5.300%	03/15/77	5,700	$5,389,435
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
4.000%	03/15/28	1,565	1,520,960
4.600%	03/15/48	2,165	2,082,264
TransMontaigne Partners LP/TLP Finance Corp.,
Gtd. Notes
6.125%	02/15/26	695	701,950
Transportadora de Gas del Sur SA (Argentina),
Sr. Unsec’d. Notes, 144A
6.750%	05/02/25	738	675,270
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	4,395	4,343,523
5.375%	06/01/21	467	484,086
Williams Partners LP,
Sr. Unsec’d. Notes
4.850%	03/01/48	4,665	4,444,427

			85,408,211

Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20	725	734,063

Real Estate — 0.1%
CBRE Services, Inc.,
Gtd. Notes
4.875%	03/01/26	1,460	1,510,771
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	1,560	1,589,250
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,460	1,416,200
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25	2,275	2,232,344
IFC Development Corporate Treasury Ltd. (Hong Kong),
Gtd. Notes
2.375%	05/21/19	5,052	5,013,352
IRSA Propiedades Comerciales SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	03/23/23	1,950	1,959,107
Yanlord Land HK Co. Ltd. (Singapore),
Sr. Sec’d. Notes
6.750%	04/23/23	1,220	1,215,312

			14,936,336

Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20	157	155,718
3.450%	04/30/25	3,270	3,128,745
3.950%	01/15/27	3,756	3,626,021
3.950%	01/15/28	5,660	5,437,113
4.000%	01/15/24	1,180	1,186,498
4.600%	04/01/22	94	97,014

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.625%	11/15/27		2,210	$2,070,252
3.750%	04/15/23		144	143,231
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20		500	495,709
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26		6,240	5,625,963
3.650%	02/01/26		4,870	4,697,117
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24		1,849	1,786,239
3.850%	02/01/25		3,460	3,337,149
3.875%	08/15/22		2,164	2,156,107
3.900%	03/15/27		6,003	5,674,684
4.125%	06/15/26		3,075	2,976,312
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		7,890	7,818,540
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.450%	02/15/26	(a)	4,225	4,182,285
5.250%	01/15/23		2,055	2,153,306
Duke Realty LP,
Gtd. Notes
4.375%	06/15/22		198	203,537
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19		480	477,176
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27		5,065	4,844,058
3.875%	05/01/24		457	453,677
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21		1,129	1,125,247
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.200%	06/15/21		437	430,813
4.125%	03/15/28		1,020	1,001,665
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.800%	10/01/26		3,870	3,436,012
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23		117	119,000
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27		4,525	4,321,375
5.250%	08/01/26	(a)	1,050	1,029,000
6.375%	03/01/24		975	1,021,313
PotlatchDeltic Corp.,
Gtd. Notes
7.500%	11/01/19		125	131,250
Regency Centers Corp.,
Gtd. Notes
3.750%	11/15/22		1,400	1,394,242

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Regency Centers LP,
Gtd. Notes
3.600%	02/01/27		2,835	$2,693,935
4.125%	03/15/28		1,450	1,433,357
Simon Property Group LP,
Sr. Unsec’d. Notes
2.500%	09/01/20		4,910	4,839,434
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21		1,050	1,057,875
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25		203	194,381
4.125%	01/15/26		264	259,749
4.375%	02/01/45		121	111,047
VEREIT Operating Partnership LP,
Gtd. Notes
3.950%	08/15/27		3,933	3,663,818
4.600%	02/06/24	(a)	8,075	8,077,994
4.875%	06/01/26		1,030	1,026,843
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23		754	836,940

				100,931,741

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
5.000%	10/15/25		2,620	2,479,044
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23		1,100	1,135,750
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
3.700%	05/15/23		1,760	1,744,205
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/21	(a)	790	724,825
Golden Eagle Retail Group Ltd. (China),
Sr. Unsec’d. Notes
4.625%	05/21/23		1,000	856,999
Lithia Motors, Inc.,
Gtd. Notes, 144A
5.250%	08/01/25		700	682,500
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.800%	09/01/22		1,995	2,017,264
4.625%	09/15/21		690	712,784
4.875%	01/14/21		1,870	1,931,364
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23		3,860	3,814,027
5.125%	07/02/22		7,905	8,097,739
Sonic Automotive, Inc.,
Gtd. Notes
6.125%	03/15/27		940	888,300
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43		1,143	1,007,612

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Retail (continued)
6.875%	11/15/37		374	$368,390

				26,460,803

Semiconductors — 0.2%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24	(a)	1,250	1,315,625
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22	(a)	6,445	6,268,798
3.125%	01/15/25		2,770	2,569,623
3.625%	01/15/24		12,395	11,998,462
3.875%	01/15/27		4,970	4,700,886
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
3.922%	06/01/21		1,010	1,011,677
Qorvo, Inc.,
Gtd. Notes
7.000%	12/01/25		1,045	1,123,375
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26		2,975	3,094,000

				32,082,446

Software — 0.3%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
4.500%	06/15/47		6,765	6,516,596
CDK Global, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/26		785	799,915
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25		1,080	1,021,788
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		1,965	2,046,705
Sr. Sec’d. Notes, 144A
5.375%	08/15/23	(a)	1,625	1,640,031
Microsoft Corp.,
Sr. Unsec’d. Notes
4.100%	02/06/37		5,770	6,011,623
4.250%	02/06/47	(a)	8,005	8,491,380
Oracle Corp.,
Sr. Unsec’d. Notes
3.800%	11/15/37	(a)	4,385	4,147,813
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	(a)	3,324	3,691,734
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23	(a)	3,550	3,328,125
Sr. Unsec’d. Notes, 144A
10.500%	02/01/24		1,920	1,574,400

				39,270,110

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Storage/Warehousing — 0.0%
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24		850	$860,625

Telecommunications — 0.6%
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24		2,100	1,989,750
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27		1,235	1,184,056
CenturyLink, Inc.,
Sr. Unsec’d. Notes
7.500%	04/01/24	(a)	2,520	2,589,300
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	(a)	2,550	2,604,188
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42		415	407,177
3.663%	05/15/45		4,425	4,333,889
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
4.375%	06/21/28		8,810	8,740,293
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
12.500%	07/01/22	(a)	485	517,738
GTT Communications, Inc.,
Gtd. Notes, 144A
7.875%	12/31/24	(a)	907	897,930
HTA Group Ltd. (Congo),
Gtd. Notes
9.125%	03/08/22		800	764,159
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26		1,900	1,757,500
7.625%	06/15/21	(a)	610	648,888
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20		580	577,100
7.500%	04/01/21	(a)	1,095	1,086,788
Gtd. Notes, 144A
9.750%	07/15/25		2,125	2,241,875
Sr. Sec’d. Notes, 144A
9.500%	09/30/22		2,515	2,904,825
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23		350	343,000
5.250%	03/15/26	(a)	325	309,108
5.375%	01/15/24		1,675	1,640,663
5.375%	05/01/25	(a)	490	471,625
MTN Mauritius Investment Ltd. (South Africa),
Gtd. Notes
6.500%	10/13/26		1,300	1,301,570
Oztel Holdings SPC Ltd. (Oman),
Sr. Sec’d. Notes, 144A
6.625%	04/24/28		1,515	1,439,505

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Telecommunications (continued)
Sixsigma Networks Mexico SA de CV (Mexico),
Gtd. Notes, 144A
7.500%	05/02/25		1,900	$1,823,050
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes
3.875%	04/08/23		1,000	984,609
SoftBank Group Corp. (Japan),
Gtd. Notes
5.125%	09/19/27		600	554,704
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
11.500%	11/15/21	(a)	1,300	1,534,000
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21		2,480	2,579,200
7.625%	03/01/26		1,080	1,101,600
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
8.875%	11/15/24		2,165	2,316,550
T-Mobile USA, Inc.,
Gtd. Notes
4.750%	02/01/28		570	527,963
5.375%	04/15/27	(a)	1,030	1,001,675
6.500%	01/15/26		5,975	6,161,719
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.376%	02/15/25	(a)	13,330	12,760,482
5.012%	08/21/54		5,000	4,698,275
ViaSat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25		735	689,063
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.125%	05/30/25		2,070	2,062,128
4.375%	05/30/28		5,130	5,069,020
5.000%	05/30/38		6,445	6,355,339
WTT Investment Ltd. (Hong Kong),
Gtd. Notes, 144A
5.500%	11/21/22		560	533,853

				89,504,157

Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35		980	1,020,425
Pelabuhan Indonesia III Persero PT (Indonesia),
Sr. Unsec’d. Notes
4.875%	10/01/24		400	397,999
Rumo Luxembourg Sarl (Brazil),
Gtd. Notes, 144A
7.375%	02/09/24		855	863,559
Sr. Unsec’d. Notes, 144A
5.875%	01/18/25		590	539,856
Russian Railways via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
5.700%	04/05/22		1,500	1,558,691

				4,380,530

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Trucking & Leasing — 0.0%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
4.500%	08/01/22		520	$504,400
5.000%	08/01/24		1,725	1,656,863
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23		740	702,852
5.250%	08/15/22		1,130	1,118,711

				3,982,826

TOTAL CORPORATE BONDS (cost $2,288,514,311)				2,207,435,950

SOVEREIGN BONDS — 2.2%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
—%(p)	12/15/35		17,250	991,875
2.500%	12/31/38		1,700	963,900
5.875%	01/11/28		5,455	4,432,188
7.125%	07/06/36		1,000	802,500
7.125%	06/28/2117		2,069	1,575,544
7.500%	04/22/26		17,700	16,328,250
8.280%	12/31/33		11,146	10,421,699
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.000%	11/21/28		5,935	5,920,163
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
4.138%	01/03/23		915	919,795
4.854%	02/06/24		4,895	5,023,836
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/21	BRL	17,400	4,553,353
10.000%	01/01/23	BRL	28,400	7,153,811
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45		2,170	1,717,577
5.625%	01/07/41		3,770	3,274,245
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		3,700	3,696,300
5.000%	06/15/45		2,345	2,306,894
5.625%	02/26/44		4,150	4,409,375
6.125%	01/18/41		1,415	1,584,800
Colombian TES (Colombia),
Bonds
7.500%	08/26/26	COP	11,300,000	4,083,722
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.850%	01/27/45		3,700	3,661,815
7.450%	04/30/44		1,045	1,084,188
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		500	491,510
Sr. Unsec’d. Notes, MTN, 144A
7.500%	01/31/27		4,800	4,718,496
8.500%	01/31/47		4,695	4,542,976

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25	1,155	$1,079,798
7.650%	06/15/35	600	586,608
8.625%	02/28/29	1,275	1,364,250
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27	615	573,488
8.625%	02/28/29	5,155	5,515,850
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes
4.250%	09/18/22	500	446,250
5.375%	10/24/23	400	362,901
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30	600	727,980
Sr. Unsec’d. Notes
8.125%	01/18/26	13,970	14,319,249
Sr. Unsec’d. Notes, 144A
8.627%	06/16/49	2,600	2,529,852
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30	367	335,746
Hazine Mustesarligi Varlik Kiralama A/S (Turkey),
Sr. Unsec’d. Notes
4.489%	11/25/24	4,800	4,319,999
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.950%	01/11/23	1,735	1,646,649
4.350%	01/11/48	600	537,892
8.500%	10/12/35	425	571,748
Sr. Unsec’d. Notes, 144A
3.700%	01/08/22	1,595	1,578,934
Sr. Unsec’d. Notes, MTN
4.125%	01/15/25	4,325	4,245,419
4.625%	04/15/43	3,700	3,429,567
5.250%	01/17/42	900	903,739
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
5.625%	05/15/23	IDR30,700,000	1,976,326
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32	3,827	3,544,340
6.375%	03/03/28	800	754,000
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28	700	748,706
7.875%	07/28/45	3,294	3,648,105
8.000%	03/15/39	2,805	3,134,868
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
6.650%	04/22/24	1,800	1,514,250
6.850%	03/23/27	7,080	5,587,394
Sr. Unsec’d. Notes, GMTN
6.600%	11/27/26	2,720	2,135,199
Sr. Unsec’d. Notes, MTN
5.800%	04/14/20	1,850	1,753,245
8.250%	04/12/21	3,430	3,268,789

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46		1,800	$1,656,000
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		526	517,847
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26		9,995	9,915,040
4.750%	03/08/44		4,150	3,850,739
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes
5.625%	05/01/23		600	567,140
Sr. Unsec’d. Notes, MTN
5.125%	12/05/22		3,060	2,861,785
10.875%	04/06/21		1,140	1,270,415
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, MTN, 144A
6.500%	11/28/27		1,040	966,443
7.625%	11/28/47		500	455,457
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26		2,050	1,878,579
5.375%	03/08/27		1,350	1,271,425
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		3,020	2,767,468
6.750%	01/17/48		2,450	2,217,250
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.350%	09/10/24		8,560	8,538,600
4.550%	03/29/26		6,700	6,658,125
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24		1,680	1,662,722
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21		7,495	7,371,799
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes
9.125%	03/16/24		750	720,000
Sr. Unsec’d. Notes, 144A
7.875%	06/15/27		730	638,750
9.125%	03/16/24		1,250	1,200,000
Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.830% (Cap N/A, Floor 15.000%)
35.190%(c)	05/31/22	ARS	16,651	468,675
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		2,195	2,193,402
4.500%	04/23/28		455	459,181
5.103%	04/23/48		290	289,118
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.650%	09/27/47		2,850	2,565,000
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN
3.250%	10/26/26		2,900	2,716,848
Sr. Unsec’d. Notes, MTN, 144A
5.000%	04/17/49		360	350,143

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Senegal Government International Bond (Senegal),
Unsec’d. Notes
6.250%	05/23/33		700	$620,375
Unsec’d. Notes, 144A
6.250%	05/23/33		1,350	1,196,438
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
4.875%	02/25/20		7,465	7,580,991
7.250%	09/28/21		7,210	7,867,913
Unsec’d. Notes
5.875%	12/03/18		1,375	1,388,775
SoQ Sukuk A QSC (Qatar),
Gov’t. Gtd. Notes
3.241%	01/18/23		2,150	2,098,490
South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41	ZAR	22,000	1,143,838
8.250%	03/31/32	ZAR	18,000	1,194,725
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.850%	09/27/27		1,195	1,129,280
5.375%	07/24/44		800	700,400
5.875%	09/16/25		3,150	3,233,160
6.250%	03/08/41		2,150	2,121,091
Sri Lanka Government Bonds (Sri Lanka),
Unsec’d. Notes
11.000%	08/01/24	LKR	276,000	1,776,382
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
5.875%	07/25/22		1,250	1,227,278
6.125%	06/03/25		1,460	1,364,274
6.200%	05/11/27		1,485	1,355,113
6.250%	07/27/21		4,200	4,226,237
6.850%	11/03/25		1,560	1,509,364
Sr. Unsec’d. Notes, 144A
6.000%	01/14/19		1,135	1,139,273
6.825%	07/18/26		1,455	1,393,385
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan),
Sr. Unsec’d. Notes, 144A
5.500%	10/13/21		1,125	1,044,378
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.125%	03/25/22		6,025	5,832,586
6.000%	03/25/27		8,600	8,081,042
6.250%	09/26/22		9,850	9,877,994
6.875%	03/17/36		3,150	2,962,323
7.375%	02/05/25		2,200	2,274,800
11.875%	01/15/30		1,200	1,639,764
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20		4,475	4,448,445
7.750%	09/01/21		1,600	1,575,999
7.750%	09/01/23		1,100	1,058,640
Sr. Unsec’d. Notes, 144A
— %(p)	05/31/40		850	537,200
7.750%	09/01/21		2,000	1,970,000
7.750%	09/01/23		2,077	1,998,905

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (continued)
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes(d)
6.000%	12/09/20	4,725	$1,240,313
7.750%	10/13/19	5,500	1,494,350
9.250%	09/15/27	2,200	619,740
11.750%	10/21/26	2,250	638,325
11.950%	08/05/31	1,200	340,440
12.750%	08/23/22	825	229,928
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24	2,700	2,680,144
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	2,200	2,183,821

TOTAL SOVEREIGN BONDS (cost $355,114,750)			330,823,823

MUNICIPAL BONDS — 0.6%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	3,630	5,042,360
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
7.053%	05/15/40	1,230	1,725,752
East Bay Municipal Utility District Water System Revenue,
Revenue Bonds, BABs
5.874%	06/01/40	1,505	1,908,099
Los Angeles Community College District,
General Obligation Unlimited, BABs
6.750%	08/01/49	2,980	4,338,940
San Diego County Water Authority Financing Corp.,
Revenue Bonds, BABs
6.138%	05/01/49	275	362,989
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	600	850,080
7.550%	04/01/39	2,475	3,649,734
7.600%	11/01/40	195	293,274
7.625%	03/01/40	2,990	4,409,772
University of California,
Revenue Bonds
4.601%	05/15/31	4,900	5,285,973

			27,866,973

Colorado — 0.0%
Denver City & County School District No. 1,
Certificate Participation
4.242%	12/15/37	1,215	1,247,112

District of Columbia — 0.0%
District of Columbia,
Revenue Bonds, BABs
5.591%	12/01/34	120	143,250

Florida — 0.0%
State Board of Administration Finance Corp.,
Revenue Bonds
2.163%	07/01/19	810	804,986
2.995%	07/01/20	3,695	3,705,420

			4,510,406

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40	480	$635,434
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd., BABs
5.720%	12/01/38	2,065	2,555,892

			3,191,326

Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.754%	07/01/41	1,140	1,440,481
5.888%	07/01/43	2,120	2,723,119

			4,163,600

New York — 0.2%
City of New York,
General Obligation Unlimited, BABs
5.846%	06/01/40	3,540	4,451,939
6.271%	12/01/37	2,630	3,426,101
Metropolitan Transportation Authority,
Revenue Bonds, BABs
7.336%	11/15/39	1,940	2,836,571
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.267%	05/01/27	1,810	2,034,856
Revenue Bonds, BABs
5.508%	08/01/37	3,275	3,877,829
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	265	344,717
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	5,820	6,181,247

			23,153,260

North Carolina — 0.1%
North Carolina Eastern Municipal Power Agency,
Revenue Bonds
2.003%	07/01/18	115	115,000
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	5,675	5,801,439

			5,916,439

Ohio — 0.0%
JobsOhio Beverage System,
Revenue Bonds
4.532%	01/01/35	2,920	3,155,907

Oregon — 0.0%
State of Oregon,
General Obligation Unlimited
5.892%	06/01/27	60	69,998

Puerto Rico — 0.0%
Commonwealth of Puerto Rico (Puerto Rico),
General Obligation Unlimited(d)
8.000%	07/01/35	2,625	1,063,125

South Carolina — 0.0%
South Carolina Public Service Authority,

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (continued)
South Carolina (continued)
Revenue Bonds
4.322%	12/01/27	1,460	$1,461,942

Texas — 0.0%
Texas Transportation Commission State Highway Fund,
Revenue Bonds, BABs
5.178%	04/01/30	2,420	2,761,898

Utah — 0.0%
Utah Transit Authority,
Revenue Bonds, BABs
5.937%	06/15/39	1,920	2,412,998

Virginia — 0.1%
University of Virginia,
Revenue Bonds, BABs
5.000%	09/01/40	1,130	1,357,898
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	1,470	1,700,893
Virginia Public Building Authority,
Revenue Bonds, BABs
5.900%	08/01/30	960	1,151,818
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	1,755	1,813,319

			6,023,928

TOTAL MUNICIPAL BONDS (cost $85,026,729)			87,142,162

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.7%
COLT Mortgage Loan Trust,
Series 2017-1, Class A1, 144A
2.614%(cc)	05/27/47	800	797,111
Series 2018-1, Class A1, 144A
2.930%(cc)	02/25/48	2,608	2,595,840
Series 2018-1, Class A2, 144A
2.981%(cc)	02/25/48	749	744,968
Deephaven Residential Mortgage Trust,
Series 2018-2A, Class A1, 144A^
3.479%(cc)	04/25/58	4,693	4,692,979
Fannie Mae Connecticut Avenue Securities,
Series 2016-C01, Class 2M1, 1 Month LIBOR + 2.100%
4.191%(c)	08/25/28	680	681,706
Series 2017-C01, Class 1M1, 1 Month LIBOR + 1.300%
3.391%(c)	07/25/29	3,118	3,141,287
Series 2017-C03, Class 1M1, 1 Month LIBOR + 0.950%
3.041%(c)	10/25/29	3,060	3,077,584
Series 2017-C06, Class 1M1, 1 Month LIBOR + 0.750%
2.841%(c)	02/25/30	1,859	1,862,224
Series 2017-C07, Class 2M1, 1 Month LIBOR + 0.650%
2.741%(c)	05/25/30	2,710	2,711,190
Series 2018-C01, Class 1M1, 1 Month LIBOR + 0.600%
2.691%(c)	07/25/30	1,894	1,891,352
Series 2018-C03, Class 1M1, 1 Month LIBOR + 0.680%
2.771%(c)	10/25/30	1,780	1,779,519
Fannie Mae Interest Strip,
Series 319, Class 2, IO
6.500%	02/25/32	3	766

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae REMICS,
Series 2018-44, Class PC
4.000%	06/25/44	4,565	$4,664,571
FirstKey Mortgage Trust,
Series 2014-1, Class B2, 144A
4.014%(cc)	11/25/44	1,809	1,815,775
Freddie Mac REMICS,
Series 4448, Class JA
4.000%	11/15/36	94	95,917
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-HQ2, Class M2, 1 Month LIBOR + 2.200%
4.291%(c)	09/25/24	1,975	2,034,814
Series 2015-DNA1, Class M2, 1 Month LIBOR + 1.850%
3.941%(c)	10/25/27	4,208	4,286,296
Series 2015-DNA3, Class M2, 1 Month LIBOR + 2.850%
4.941%(c)	04/25/28	1,756	1,820,299
Series 2015-HQ1, Class M2, 1 Month LIBOR + 2.200%
4.291%(c)	03/25/25	485	487,399
Series 2015-HQ2, Class M2, 1 Month LIBOR + 1.950%
4.041%(c)	05/25/25	5,752	5,903,237
Series 2016-DNA1, Class M2, 1 Month LIBOR + 2.900%
4.991%(c)	07/25/28	2,142	2,197,742
Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%
3.441%(c)	03/25/29	2,046	2,076,377
Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%
3.291%(c)	07/25/29	971	978,814
Series 2017-DNA2, Class M1, 1 Month LIBOR + 1.200%
3.291%(c)	10/25/29	2,624	2,653,107
Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%
2.841%(c)	03/25/30	1,379	1,382,631
Series 2017-HQA1, Class M1, 1 Month LIBOR + 1.200%
3.291%(c)	08/25/29	2,462	2,479,117
Series 2017-HQA2, Class M1, 1 Month LIBOR + 0.800%
2.891%(c)	12/25/29	697	698,370
Series 2017-HQA3, Class M1, 1 Month LIBOR + 0.550%
2.641%(c)	04/25/30	789	788,815
Series 2018-DNA1, Class M1, 1 Month LIBOR + 0.450%
2.541%(c)	07/25/30	1,743	1,735,792
Series 2018-HQA1, Class M1, 1 Month LIBOR + 0.700%
2.791%(c)	09/25/30	7,285	7,290,810
Series 2018-SPI1, Class M1, 144A
3.745%(cc)	02/25/48	2,003	1,996,736
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.592%(cc)	12/25/46	5,549	5,495,719
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, 144A
3.500%(cc)	11/25/57	4,656	4,585,070
Government National Mortgage Assoc.,
Series 2013-82, Class IG, IO
3.500%	05/20/43	2,006	427,378
Series 2017-184, Class JH
3.000%	12/20/47	4,385	4,333,669
Series 2018-8, Class DA
3.000%	11/20/47	3,531	3,525,037
Series 2010-103, Class IN, IO
4.500%	02/20/39	71	3,538
Series 2010-164, Class MI, IO

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
4.000%	09/20/37	579	$9,965
Series 2011-41, Class AI, IO
4.500%	12/20/39	332	18,792
Series 2011-88, Class EI, IO
4.500%	11/20/39	264	15,311
Series 2012-94, Class BI, IO
4.000%	05/20/37	2,339	304,121
Series 2013-24, Class OI, IO
4.000%	02/20/43	860	178,201
GS Mortgage-Backed Securities Trust,
Series 2014-EB1A, Class 2A1, 144A
2.466%(cc)	07/25/44	657	642,475
Seasoned Credit Risk Transfer Trust,
Series 2016-1, Class M1, 144A
3.000%(cc)	09/25/55	950	924,745
Sequoia Mortgage Trust,
Series 2017-5, Class B1, 144A
3.882%(cc)	08/25/47	2,277	2,248,166
Series 2018-CH1, Class A2, 144A
3.500%(cc)	02/25/48	1,755	1,723,694
Series 2018-CH2, Class A3, 144A
4.000%(cc)	06/25/48	12,522	12,641,473
Verus Securitization Trust,
Series 2018-INV1, Class A1, 144A
3.626%(cc)	03/25/58	1,587	1,588,790

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $107,777,030)			108,029,289

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.3%
Federal Home Loan Mortgage Corp.
3.000%	11/01/42	53	52,195
3.000%	01/01/43	62	60,110
3.000%	02/01/43	445	434,008
3.000%	02/01/43	187	182,682
3.000%	02/01/43	52	50,945
3.000%	02/01/43	25	24,491
3.000%	03/01/43	176	171,674
3.000%	03/01/43	146	142,566
3.000%	03/01/43	75	73,242
3.000%	03/01/45	49	47,217
3.000%	04/01/45	237	230,067
3.000%	05/01/45	3,623	3,521,782
3.000%	06/01/45	363	353,097
3.000%	06/01/45	73	71,069
3.000%	07/01/45	232	225,226
3.500%	04/01/42	450	451,519
3.500%	04/01/42	36	36,595
3.500%	08/01/42	597	599,028
3.500%	08/01/42	130	130,549
3.500%	08/01/42	125	125,488
3.500%	09/01/42	1,072	1,072,349
3.500%	09/01/42	132	132,284
3.500%	09/01/42	20	19,993
3.500%	10/01/42	161	161,818
3.500%	10/01/42	16	16,112
3.500%	11/01/42	3,804	3,804,506
3.500%	11/01/42	87	87,760

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	12/01/42	922	$924,671
3.500%	01/01/43	896	898,322
3.500%	03/01/43	3,668	3,679,426
3.500%	04/01/43	862	864,422
3.500%	04/01/43	122	122,685
3.500%	04/01/43	32	31,943
3.500%	05/01/43	2,216	2,222,564
3.500%	10/01/43	268	268,623
3.500%	01/01/44	851	853,735
3.500%	03/01/44	1,398	1,398,232
3.500%	05/01/45	780	779,537
3.500%	06/01/45	900	899,409
3.500%	06/01/45	144	143,874
3.500%	03/01/46	1,708	1,709,069
4.000%	06/01/33	513	530,429
4.000%	10/01/40	50	51,750
4.000%	10/01/40	28	29,130
4.000%	10/01/40	12	11,968
4.000%	11/01/40	28	28,628
4.000%	12/01/40	1,676	1,723,214
4.000%	12/01/40	1,242	1,276,560
4.000%	12/01/40	661	679,949
4.000%	12/01/40	9	9,504
4.000%	02/01/41	439	451,781
4.000%	02/01/41	33	33,732
4.000%	04/01/41	2,496	2,565,895
4.000%	09/01/41	198	203,459
4.000%	09/01/41	105	107,823
4.000%	10/01/41	524	538,687
4.000%	10/01/41	190	194,913
4.000%	10/01/41	159	163,197
4.000%	12/01/41	378	388,934
4.000%	03/01/42	34	35,042
4.000%	04/01/42	234	240,515
4.000%	04/01/42	74	76,195
4.000%	04/01/42	41	42,016
4.000%	05/01/43	269	276,842
4.500%	04/01/19	1	740
4.500%	09/01/23	176	181,377
4.500%	05/01/39	172	180,502
4.500%	06/01/39	105	110,567
4.500%	08/01/39	943	991,128
4.500%	10/01/39	1,330	1,398,857
4.500%	10/01/39	1,292	1,357,809
4.500%	10/01/39	68	71,334
4.500%	10/01/39	19	20,341
4.500%	12/01/39	87	91,428
4.500%	03/01/40	210	220,782
4.500%	05/01/40	89	94,006
4.500%	08/01/40	317	333,166
4.500%	10/01/40	227	238,914
4.500%	02/01/41	91	95,322
4.500%	02/01/41	56	58,852
4.500%	02/01/41	54	56,278
4.500%	02/01/41	35	37,257
4.500%	03/01/41	157	165,052
4.500%	04/01/41	665	699,814
4.500%	04/01/41	257	269,903

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	10/01/41	2,214		$2,328,129
4.500%	02/01/44	56		58,207
4.500%	03/01/44	133		138,807
4.500%	03/01/44	83		86,648
4.500%	03/01/44	69		71,901
4.500%	03/01/44	23		24,326
5.000%	10/01/18	—	(r)	177
5.000%	11/01/18	—	(r)	190
5.000%	06/01/23	69		71,966
5.000%	07/01/25	2		1,892
5.000%	07/01/33	1		1,303
5.000%	11/01/33	13		14,397
5.000%	11/01/33	8		8,767
5.000%	11/01/33	7		7,920
5.000%	11/01/33	5		5,547
5.000%	07/01/35	2,162		2,306,589
5.000%	11/01/35	251		270,951
5.000%	12/01/35	4		3,843
5.000%	04/01/40	174		185,086
5.000%	04/01/40	21		22,167
5.000%	06/01/40	138		148,714
5.000%	07/01/40	115		122,971
5.000%	07/01/40	21		22,226
5.000%	08/01/40	667		712,330
5.000%	08/01/40	219		233,620
5.000%	08/01/40	89		95,325
5.000%	06/01/41	279		300,482
5.000%	07/01/41	152		161,675
5.000%	07/01/41	115		122,434
5.000%	07/01/41	98		105,006
5.000%	07/01/41	31		33,414
5.500%	12/01/18	—	(r)	57
5.500%	09/01/20	10		10,394
5.500%	09/01/20	9		9,084
5.500%	09/01/20	4		3,949
5.500%	03/01/34	74		79,858
5.500%	07/01/35	50		54,308
5.500%	01/01/38	1,352		1,466,596
5.500%	06/01/41	523		565,513
6.000%	10/01/32	1		802
6.000%	03/01/33	16		17,490
6.000%	12/01/33	426		470,112
6.000%	12/01/33	34		37,351
6.000%	06/01/37	3		3,509
6.000%	07/01/38	8		8,865
6.000%	08/01/38	16		17,519
6.500%	08/01/36	25		28,386
6.500%	09/01/39	67		74,302
7.000%	06/01/32	3		3,413
7.000%	06/01/32	1		1,087
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.250%
3.530%(c)	10/01/36	4		4,291
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.588%
3.338%(c)	10/01/36	4		3,629
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625%
3.869%(c)	04/01/37	105		109,442
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.723%
3.473%(c)	01/01/36	3		3,487

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.725%
3.475%(c)	07/01/35	6		$6,162
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.732%
3.606%(c)	02/01/37	13		13,629
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.733%
3.608%(c)	02/01/37	51		53,662
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750%
3.619%(c)	02/01/35	34		35,488
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.785%
3.535%(c)	09/01/32	—	(r)	436
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.794%
3.547%(c)	03/01/36	13		13,996
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.815%
3.564%(c)	01/01/37	11		11,124
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.900%
3.650%(c)	11/01/35	3		3,447
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.943%
3.765%(c)	02/01/37	27		28,684
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.966%
3.709%(c)	11/01/36	7		7,170
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.010%
3.761%(c)	12/01/36	2		1,689
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.155%
3.984%(c)	02/01/37	29		30,590
Federal National Mortgage Assoc.
1.500%	06/22/20	13,193		12,925,604
2.500%	TBA	10,275		9,986,041
2.500%	11/01/29	35		34,141
2.500%	07/01/30	2,651		2,588,769
2.500%	07/01/30	1,730		1,689,338
2.500%	01/01/31	319		310,826
2.500%	05/01/32	4,821		4,696,927
2.500%	11/01/42	421		395,065
2.500%	01/01/43	97		90,968
2.500%	02/01/43	5,228		4,920,443
2.500%	02/01/43	89		83,960
2.500%	03/01/43	486		457,134
2.500%	03/01/43	283		266,383
2.500%	07/01/46	27		25,230
3.000%	TBA	36,160		35,028,586
3.000%	TBA	7,375		7,331,706
3.000%	01/01/27	612		612,432
3.000%	10/01/28	5,724		5,723,580
3.000%	11/01/28	1,293		1,293,223
3.000%	02/01/29	1,295		1,294,451
3.000%	10/01/32	5,129		5,101,661
3.000%	04/01/33	30		28,870
3.000%	06/01/33	66		64,060
3.000%	11/01/36	6,332		6,249,382
3.000%	10/01/37	6,190		6,099,473
3.000%	09/01/42	569		556,694
3.000%	10/01/42	1,577		1,541,869
3.000%	10/01/42	552		539,679
3.000%	11/01/42	362		353,924
3.000%	11/01/42	304		296,811
3.000%	01/01/43	50		49,280
3.000%	02/01/43	247		241,327
3.000%	02/01/43	69		67,597

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	02/01/43	53	$51,387
3.000%	02/01/43	51	49,973
3.000%	02/01/43	32	30,896
3.000%	02/01/43	14	13,975
3.000%	02/01/43	12	11,717
3.000%	03/01/43	653	637,169
3.000%	03/01/43	132	128,679
3.000%	03/01/43	74	72,529
3.000%	04/01/43	8,681	8,483,814
3.000%	04/01/43	56	54,433
3.000%	04/01/43	20	19,536
3.000%	05/01/43	193	188,173
3.000%	05/01/43	126	122,806
3.000%	05/01/43	57	55,240
3.000%	08/01/43	7,169	7,009,623
3.000%	08/01/43	1,633	1,594,961
3.000%	08/01/43	885	862,983
3.000%	08/01/43	136	132,952
3.000%	02/01/44	216	211,036
3.000%	09/01/44	364	355,727
3.000%	12/01/44	23	22,476
3.000%	04/01/45	166	160,821
3.000%	05/01/45	373	362,728
3.000%	05/01/45	23	22,181
3.000%	07/01/45	157	153,148
3.000%	07/01/45	153	149,130
3.000%	08/01/45	933	907,132
3.000%	09/01/45	320	310,947
3.000%	08/01/46	688	671,411
3.000%	09/01/46	752	730,395
3.000%	10/01/46	15,550	15,117,375
3.000%	10/01/46	7,242	7,030,054
3.000%	10/01/46	4,914	4,773,969
3.000%	10/01/46	448	434,641
3.000%	11/01/46	8,214	7,979,829
3.000%	11/01/46	6,008	5,832,885
3.000%	11/01/46	4,928	4,790,859
3.000%	11/01/46	2,647	2,573,596
3.000%	11/01/46	2,279	2,215,680
3.000%	11/01/46	1,517	1,475,261
3.000%	11/01/46	1,008	979,924
3.000%	12/01/46	15,027	14,609,839
3.000%	12/01/46	7,253	7,052,510
3.000%	12/01/46	7,233	7,032,342
3.000%	12/01/46	6,386	6,204,390
3.000%	12/01/46	4,815	4,677,562
3.000%	12/01/46	1,247	1,212,064
3.000%	01/01/47	4,101	3,986,494
3.000%	05/01/47	6,170	5,986,269
3.000%	02/01/48	6,581	6,382,616
3.500%	TBA	29,005	28,868,560
3.500%	TBA	7,240	7,326,540
3.500%	10/01/28	760	772,259
3.500%	07/01/30	123	124,525
3.500%	08/01/30	650	660,129
3.500%	11/01/32	5,410	5,496,644
3.500%	01/01/34	125	126,504
3.500%	01/01/34	84	85,512

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	01/01/34	39	$39,452
3.500%	01/01/34	16	16,293
3.500%	02/01/35	415	420,052
3.500%	01/01/36	3,928	3,974,539
3.500%	12/01/41	203	203,297
3.500%	06/01/42	760	759,302
3.500%	06/01/42	496	496,094
3.500%	07/01/42	5,258	5,255,495
3.500%	07/01/42	666	666,051
3.500%	08/01/42	1,328	1,327,400
3.500%	09/01/42	1,842	1,841,463
3.500%	10/01/42	4,094	4,092,303
3.500%	11/01/42	289	289,945
3.500%	01/01/43	1,660	1,659,232
3.500%	01/01/43	1,138	1,137,287
3.500%	03/01/43	6,409	6,405,913
3.500%	04/01/43	230	229,950
3.500%	06/01/43	944	945,625
3.500%	06/01/43	788	789,799
3.500%	07/01/43	1,063	1,065,022
3.500%	07/01/43	608	608,821
3.500%	07/01/43	399	400,080
3.500%	07/01/43	274	274,277
3.500%	07/01/43	210	210,559
3.500%	08/01/43	2,145	2,143,994
3.500%	08/01/43	324	324,063
3.500%	08/01/43	277	277,228
3.500%	09/01/43	2,792	2,798,339
3.500%	10/01/43	1,069	1,068,642
3.500%	01/01/44	3,140	3,150,643
3.500%	01/01/44	1,081	1,080,893
3.500%	03/01/44	1,278	1,282,757
3.500%	07/01/44	802	803,401
3.500%	12/01/44	2,972	2,970,810
3.500%	03/01/45	4,110	4,124,041
3.500%	04/01/45	8,901	8,897,776
3.500%	04/01/45	6,174	6,163,164
3.500%	06/01/45	6,672	6,660,270
3.500%	07/01/45	4,428	4,419,963
3.500%	09/01/45	10,702	10,684,165
3.500%	11/01/45	12,128	12,106,828
3.500%	11/01/45	150	150,037
3.500%	12/01/45	31,713	31,658,625
3.500%	12/01/45	1,786	1,783,185
3.500%	12/01/45	1,559	1,556,091
3.500%	01/01/46	2,508	2,503,706
3.500%	01/01/46	1,926	1,923,544
3.500%	01/01/46	1,498	1,496,016
3.500%	04/01/46	11,510	11,490,739
3.500%	06/01/46	1,937	1,947,796
3.500%	04/01/47	5,811	5,798,814
3.500%	04/01/48	9,171	9,140,203
3.500%	08/01/56	6,603	6,558,620
4.000%	TBA	24,110	24,580,188
4.000%	11/01/40	7,665	7,848,475
4.000%	11/01/40	1,886	1,937,871
4.000%	12/01/40	3,948	4,054,468
4.000%	12/01/40	2,037	2,091,816

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	01/01/41	1,244		$1,277,132
4.000%	01/01/41	211		216,809
4.000%	02/01/41	774		794,930
4.000%	02/01/41	238		244,254
4.000%	03/01/41	1,879		1,929,897
4.000%	04/01/41	683		701,456
4.000%	10/01/41	3,635		3,733,025
4.000%	10/01/41	767		788,134
4.000%	11/01/41	662		679,479
4.000%	11/01/41	56		57,207
4.000%	12/01/41	81		83,003
4.000%	01/01/42	4,477		4,598,489
4.000%	01/01/42	1,340		1,376,332
4.000%	01/01/42	888		912,117
4.000%	02/01/42	945		970,098
4.000%	02/01/42	715		733,940
4.000%	02/01/42	81		82,818
4.000%	04/01/42	153		157,212
4.000%	04/01/42	112		115,284
4.000%	05/01/42	4,138		4,249,497
4.000%	08/01/42	2,583		2,653,074
4.000%	09/01/43	6,967		7,140,959
4.000%	11/01/44	5,983		6,112,665
4.000%	03/01/45	1,144		1,174,650
4.000%	03/01/45	559		573,302
4.000%	05/01/45	489		500,172
4.000%	06/01/45	15,762		16,109,602
4.000%	07/01/45	313		319,370
4.000%	09/01/45	692		705,852
4.000%	10/01/45	1,377		1,405,847
4.000%	12/01/45	1,443		1,473,480
4.000%	03/01/46	8,902		9,107,135
4.000%	03/01/46	7,616		7,780,183
4.000%	09/01/46	522		532,705
4.000%	02/01/47	3,109		3,172,245
4.000%	06/01/47	17,440		17,788,650
4.000%	07/01/48	27,150		27,717,464
4.500%	TBA	55,855		58,159,499
4.500%	05/01/19	3		2,934
4.500%	10/01/19	—	(r)	1
4.500%	11/01/19	2		1,612
4.500%	11/01/20	4		3,568
4.500%	04/01/23	89		91,626
4.500%	12/01/23	3		3,138
4.500%	08/01/24	28		28,549
4.500%	04/01/26	550		567,842
4.500%	04/01/26	125		129,515
4.500%	07/01/26	56		57,531
4.500%	10/01/26	235		243,087
4.500%	01/01/27	934		965,651
4.500%	09/01/39	797		837,626
4.500%	12/01/39	1,930		2,024,605
4.500%	12/01/39	1,078		1,134,530
4.500%	04/01/40	1,314		1,382,424
4.500%	07/01/40	149		156,245
4.500%	09/01/40	2,024		2,129,056
4.500%	11/01/40	2,776		2,921,020
4.500%	12/01/40	4,130		4,345,563

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	12/01/40	1,361		$1,431,461
4.500%	12/01/40	229		240,670
4.500%	02/01/41	804		845,452
4.500%	02/01/41	425		447,218
4.500%	02/01/41	288		302,680
4.500%	05/01/41	59		62,130
4.500%	06/01/41	205		215,188
4.500%	06/01/41	170		177,608
4.500%	08/01/41	53		56,132
4.500%	10/01/41	34		36,171
4.500%	10/01/41	29		30,426
4.500%	11/01/41	785		826,424
4.500%	11/01/41	31		32,592
4.500%	04/01/42	320		336,883
4.500%	08/01/42	75		78,092
4.500%	09/01/42	192		201,865
4.500%	09/01/42	102		106,948
4.500%	09/01/42	61		63,998
4.500%	10/01/42	476		501,268
4.500%	09/01/43	152		159,040
4.500%	10/01/43	124		129,337
4.500%	11/01/43	119		124,455
4.500%	06/01/44	146		153,154
4.500%	08/01/44	354		370,772
4.500%	10/01/44	251		263,679
4.500%	11/01/44	443		463,235
4.500%	12/01/44	296		308,929
4.500%	02/01/45	244		254,945
4.500%	02/01/45	104		109,322
5.000%	TBA	7,965		8,437,411
5.000%	12/01/18	—	(r)	244
5.000%	12/01/19	23		23,285
5.000%	01/01/20	2		1,541
5.000%	05/01/20	7		6,812
5.000%	12/01/20	70		70,886
5.000%	02/01/21	15		15,075
5.000%	06/01/23	5		4,952
5.000%	09/01/23	784		831,273
5.000%	01/01/24	114		117,279
5.000%	06/01/24	59		61,591
5.000%	09/01/25	73		75,968
5.000%	04/01/34	16		17,295
5.000%	07/01/34	17		18,323
5.000%	03/01/35	722		772,742
5.000%	04/01/35	839		898,830
5.000%	04/01/35	79		84,110
5.000%	05/01/35	99		105,816
5.000%	06/01/35	98		104,938
5.000%	06/01/35	45		48,184
5.000%	06/01/35	26		28,122
5.000%	09/01/35	61		64,863
5.000%	10/01/35	668		715,717
5.000%	10/01/35	121		130,117
5.000%	03/01/36	228		243,937
5.000%	12/01/36	944		1,011,578
5.000%	12/01/36	20		21,390
5.000%	07/01/37	16		17,283
5.000%	02/01/38	85		91,413

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	05/01/38	543		$581,766
5.000%	06/01/39	68		73,018
5.000%	06/01/40	333		357,198
5.000%	08/01/40	581		623,297
5.000%	04/01/41	1,090		1,167,647
5.000%	06/01/41	233		249,807
5.000%	06/01/41	45		47,984
5.000%	08/01/41	121		129,953
5.000%	09/01/41	690		740,141
5.000%	01/01/42	647		693,917
5.000%	02/01/42	170		182,064
5.000%	05/01/42	377		404,651
5.000%	07/01/42	839		899,802
5.000%	11/01/44	1,406		1,508,209
5.500%	TBA	4,505		4,830,557
5.500%	04/01/19	—	(r)	102
5.500%	07/01/19	1		1,102
5.500%	07/01/19	1		705
5.500%	08/01/19	2		1,923
5.500%	09/01/19	38		38,546
5.500%	09/01/19	3		2,804
5.500%	10/01/19	1		639
5.500%	07/01/20	5		5,402
5.500%	08/01/21	3		2,588
5.500%	09/01/21	6		5,754
5.500%	09/01/21	3		3,367
5.500%	09/01/21	3		2,786
5.500%	11/01/21	12		11,809
5.500%	03/01/22	7		7,285
5.500%	03/01/22	—	(r)	294
5.500%	05/01/22	2		1,613
5.500%	07/01/22	2		1,825
5.500%	07/01/22	1		878
5.500%	08/01/22	10		10,603
5.500%	08/01/22	—	(r)	320
5.500%	01/01/23	127		131,566
5.500%	09/01/34	293		317,983
5.500%	11/01/34	23		24,936
5.500%	12/01/34	83		90,633
5.500%	04/01/35	60		64,596
5.500%	11/01/35	280		303,783
5.500%	12/01/35	75		81,622
5.500%	01/01/36	78		84,618
5.500%	01/01/36	11		11,823
5.500%	03/01/36	17		18,879
5.500%	03/01/36	11		11,429
5.500%	05/01/36	737		798,527
5.500%	05/01/36	365		393,439
5.500%	07/01/36	1,524		1,658,503
5.500%	11/01/36	7		7,203
5.500%	08/01/37	835		906,830
5.500%	08/01/37	465		504,545
5.500%	08/01/37	110		118,989
5.500%	08/01/37	17		18,619
5.500%	09/01/37	295		319,995
5.500%	02/01/38	724		785,765
5.500%	02/01/38	115		124,512
5.500%	09/01/38	420		455,856

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	04/01/39	215		$235,675
5.500%	05/01/39	246		265,793
5.500%	03/01/40	462		501,290
5.500%	03/01/41	3,499		3,806,178
5.500%	09/01/41	715		774,414
5.500%	09/01/41	4		4,054
6.000%	04/01/21	4		4,426
6.000%	07/01/21	—	(r)	167
6.000%	11/01/32	17		18,961
6.000%	03/01/33	18		20,064
6.000%	04/01/33	27		29,178
6.000%	02/01/34	177		194,732
6.000%	08/01/34	14		15,310
6.000%	11/01/34	753		830,377
6.000%	11/01/34	11		12,555
6.000%	11/01/35	124		136,476
6.000%	12/01/35	29		31,716
6.000%	02/01/36	948		1,045,587
6.000%	04/01/36	—	(r)	87
6.000%	05/01/36	290		319,434
6.000%	05/01/36	251		275,776
6.000%	06/01/36	29		32,073
6.000%	09/01/36	2,024		2,229,994
6.000%	09/01/36	40		44,034
6.000%	11/01/36	63		68,993
6.000%	12/01/36	4		4,820
6.000%	01/01/37	26		28,404
6.000%	01/01/37	—	(r)	252
6.000%	02/01/37	294		324,456
6.000%	02/01/37	19		20,693
6.000%	03/01/37	1,538		1,695,557
6.000%	03/01/37	687		757,317
6.000%	03/01/37	108		118,851
6.000%	05/01/37	13		14,120
6.000%	05/01/37	—	(r)	440
6.000%	06/01/37	39		42,482
6.000%	08/01/37	3,257		3,588,788
6.000%	08/01/37	225		248,172
6.000%	10/01/37	18		19,400
6.000%	02/01/38	79		85,954
6.000%	03/01/38	833		920,758
6.000%	04/01/38	34		37,990
6.000%	05/01/38	233		255,258
6.000%	08/01/38	23		25,165
6.000%	09/01/38	49		53,696
6.000%	10/01/38	187		205,885
6.000%	12/01/38	8		9,022
6.000%	04/01/39	15		16,158
6.000%	06/01/39	269		295,638
6.000%	09/01/39	1,048		1,151,735
6.000%	10/01/39	308		339,375
6.000%	02/01/40	148		162,824
6.000%	10/01/40	287		316,646
6.500%	07/01/32	121		135,586
6.500%	07/01/32	72		80,026
6.500%	07/01/32	8		8,432
6.500%	12/01/32	30		33,780
6.500%	12/01/32	9		9,845

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	07/01/35	35		$39,263
6.500%	12/01/35	320		356,578
6.500%	07/01/36	1,211		1,354,323
6.500%	07/01/36	4		4,915
6.500%	08/01/36	256		284,773
6.500%	08/01/36	214		238,776
6.500%	08/01/36	57		63,144
6.500%	09/01/36	504		564,690
6.500%	09/01/36	122		134,270
6.500%	10/01/36	259		286,618
6.500%	10/01/36	15		16,821
6.500%	11/01/36	9		9,980
6.500%	12/01/36	4		4,680
6.500%	08/01/37	14		15,263
6.500%	10/01/37	167		185,783
6.500%	10/01/37	5		5,118
6.500%	08/01/38	89		98,270
6.500%	06/01/39	60		66,181
6.500%	10/01/39	302		333,785
6.500%	05/01/40	357		393,466
6.500%	05/01/40	291		323,648
7.000%	01/01/31	—	(r)	229
7.000%	04/01/32	—	(r)	307
7.000%	04/01/37	29		30,034
Federal National Mortgage Assoc., 12 Month LIBOR + 1.340%
3.090%(c)	12/01/35	3		3,350
Federal National Mortgage Assoc., 12 Month LIBOR + 1.573%
3.368%(c)	07/01/35	10		10,728
Federal National Mortgage Assoc., 12 Month LIBOR + 1.587%
3.342%(c)	12/01/35	12		13,032
Federal National Mortgage Assoc., 12 Month LIBOR + 1.655%
3.561%(c)	08/01/37	19		20,022
Federal National Mortgage Assoc., 12 Month LIBOR + 1.700%
3.450%(c)	11/01/37	57		59,575
Federal National Mortgage Assoc., 12 Month LIBOR + 1.750%
4.125%(c)	09/01/36	—	(r)	72
Federal National Mortgage Assoc., 12 Month LIBOR + 1.814%
3.653%(c)	08/01/36	18		18,444
Federal National Mortgage Assoc., 12 Month LIBOR + 1.892%
3.642%(c)	12/01/35	5		4,843
Government National Mortgage Assoc.
2.500%	10/20/42	2,448		2,349,140
2.500%	12/20/42	3,576		3,431,311
3.000%	10/15/42	83		81,542
3.000%	12/15/42	23		22,467
3.000%	05/15/43	66		65,085
3.000%	05/20/43	2,568		2,537,293
3.000%	06/15/43	11		11,129
3.000%	07/15/43	149		146,784
3.000%	08/20/43	1,934		1,911,226
3.000%	09/20/43	1,828		1,806,428
3.000%	01/20/44	191		188,734
3.000%	02/20/44	517		510,803
3.000%	08/20/45	6,904		6,801,869
3.000%	04/20/46	1,630		1,604,040
3.000%	05/20/46	464		455,261
3.000%	05/20/46	221		216,850
3.000%	06/20/46	930		911,993

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	07/20/46	1,576	$1,546,588
3.000%	07/20/46	1,158	1,136,198
3.000%	07/20/46	857	841,254
3.000%	07/20/46	828	812,919
3.000%	07/20/46	473	464,648
3.000%	07/20/46	275	270,065
3.000%	08/20/46	4,879	4,789,968
3.000%	08/20/46	657	645,355
3.000%	08/20/46	587	575,955
3.000%	08/20/46	378	370,477
3.000%	09/20/46	4,806	4,719,670
3.000%	09/20/46	381	373,742
3.000%	09/20/46	374	366,315
3.000%	11/20/46	2,623	2,572,440
3.000%	12/20/46	853	836,810
3.500%	05/20/42	63	63,721
3.500%	07/20/42	192	193,913
3.500%	08/20/42	1,563	1,581,418
3.500%	09/20/42	5,027	5,086,363
3.500%	10/20/42	2,337	2,365,024
3.500%	11/20/42	35	35,208
3.500%	12/20/42	747	755,783
3.500%	03/20/43	1,778	1,785,725
3.500%	04/20/43	75	76,106
3.500%	05/20/43	790	799,902
3.500%	08/20/43	62	62,564
3.500%	09/20/43	5,876	5,946,379
3.500%	11/15/43	1,557	1,569,852
3.500%	10/20/44	3,059	3,081,594
3.500%	10/20/44	327	328,987
3.500%	02/15/45	378	380,392
3.500%	02/20/45	805	809,196
3.500%	04/20/45	174	175,234
3.500%	05/20/45	574	576,920
3.500%	05/20/45	254	255,258
3.500%	01/20/46	161	161,547
3.500%	02/20/46	3,940	3,960,140
3.500%	02/20/46	3,647	3,674,198
3.500%	05/20/46	237	238,448
3.500%	05/20/46	46	46,719
3.500%	05/20/46	34	34,281
3.500%	06/20/46	275	276,919
3.500%	02/20/48	301	301,871
3.500%	02/20/48	129	129,797
4.000%	09/20/25	84	86,689
4.000%	11/20/25	165	170,169
4.000%	01/20/26	49	50,291
4.000%	02/20/41	142	146,771
4.000%	05/20/41	1,340	1,385,224
4.000%	10/15/41	222	229,569
4.000%	10/15/41	188	194,457
4.000%	10/15/41	47	48,622
4.000%	10/20/41	1,309	1,353,815
4.000%	11/20/41	254	262,427
4.000%	12/20/41	123	127,427
4.000%	09/20/42	115	118,950
4.000%	11/20/42	92	95,332
4.000%	02/20/44	3,455	3,568,691

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	05/20/46	6,225	$6,417,379
4.000%	05/20/47	14,684	15,076,854
4.000%	08/20/47	4,123	4,229,736
4.000%	05/20/48	85	86,287
4.500%	TBA	17,175	17,851,413
4.500%	05/15/39	18	18,938
4.500%	11/20/39	180	188,949
4.500%	02/20/40	1,546	1,624,338
4.500%	05/20/40	1,371	1,441,063
4.500%	06/15/40	194	205,583
4.500%	06/15/40	68	71,423
4.500%	06/15/40	12	12,220
4.500%	07/15/40	42	44,514
4.500%	08/15/40	95	100,348
4.500%	09/15/40	218	231,103
4.500%	09/20/40	741	778,559
4.500%	11/20/40	386	406,107
4.500%	02/20/41	1,705	1,792,045
4.500%	03/15/41	280	296,533
4.500%	03/20/41	1,948	2,047,405
4.500%	05/20/41	106	110,986
4.500%	07/20/41	232	243,906
4.500%	09/15/45	893	945,066
4.500%	01/20/46	996	1,047,847
4.500%	07/20/46	435	458,020
4.500%	08/20/46	694	729,732
4.500%	09/20/46	552	580,174
4.500%	01/20/47	1,655	1,741,779
4.500%	03/20/47	1,540	1,613,669
4.500%	07/20/47	5,014	5,213,872
4.500%	08/20/47	16,610	17,270,608
4.500%	09/20/47	1,404	1,460,238
5.000%	TBA	22,985	24,130,085
5.000%	03/20/34	1	1,507
5.000%	07/20/39	267	287,155
5.000%	08/15/39	23	24,880
5.000%	09/15/39	219	233,121
5.000%	10/15/39	218	232,669
5.000%	10/15/39	40	42,418
5.000%	10/20/39	13	14,389
5.000%	12/15/39	4,808	5,123,355
5.000%	02/15/40	358	384,933
5.000%	02/15/40	358	384,933
5.000%	04/15/40	183	194,987
5.000%	05/20/40	1,121	1,203,033
5.000%	06/15/40	180	192,015
5.000%	06/20/40	770	835,164
5.000%	07/15/40	21	22,570
5.000%	08/15/40	36	38,611
5.000%	08/20/40	583	620,998
5.000%	09/15/40	32	33,845
5.000%	09/15/40	28	30,119
5.000%	09/20/40	377	404,146
5.000%	03/20/41	755	807,002
5.000%	08/20/41	825	881,479
5.000%	06/20/47	1,716	1,805,980
5.000%	07/20/47	1,100	1,155,984
5.000%	08/20/47	1,892	1,990,873

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	09/20/47	6,954		$7,305,261
5.000%	10/20/47	10,876		11,426,634
5.000%	11/20/47	4,146		4,355,135
5.000%	12/20/47	7,360		7,732,302
5.000%	01/20/48	6,344		6,666,375
5.500%	10/20/32	2		2,567
5.500%	03/20/34	8		8,417
5.500%	06/15/35	232		254,014
5.500%	01/20/36	1,571		1,701,546
6.000%	12/20/38	2,377		2,635,122
6.500%	09/20/32	5		6,149
6.500%	12/20/33	3		2,899
8.000%	06/15/22	—	(r)	68
8.000%	09/15/22	—	(r)	291
8.000%	07/15/23	—	(r)	296
8.500%	06/15/26	2		1,619
9.500%	01/15/20	—	(r)	37

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,104,902,692)				1,086,826,598

U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Bonds
2.500%	02/15/46	2,715		2,468,423
2.500%	05/15/46	19,885		18,068,940
2.750%	08/15/47	46,180		44,067,626
2.875%	08/15/45	17,245		16,900,774
2.875%	11/15/46	11,775		11,528,921
3.000%	11/15/44	37,120		37,270,800
3.000%	05/15/45	44,806		44,979,273
3.000%	05/15/47	5,190		5,205,205
3.125%	02/15/43	49,805		51,129,891
4.500%	02/15/36	8,225		10,056,990
U.S. Treasury Inflation Indexed Bonds, TIPS
0.500%	01/15/28	1,729		1,717,690
0.625%	07/15/21	554		617,539
0.625%	04/15/23	22,885		23,034,854
0.125%	04/15/20	2,756		2,916,597
0.125%	04/15/21	4,933		5,131,766
0.125%	01/15/22	681		740,429
0.125%	04/15/22	47,964		48,383,573
0.125%	07/15/22	3,876		4,151,518
0.125%	07/15/24	4,172		4,277,698
0.250%	01/15/25	7,537		7,752,251
0.375%	07/15/25	3,307		3,430,864
0.375%	01/15/27	1,782		1,795,635
0.375%	07/15/27	6,928		6,901,466
0.625%	01/15/24	2,456		2,633,017
0.625%	01/15/26	18,460		19,354,347
0.625%	02/15/43	417		429,924
0.750%	02/15/45	432		445,706
0.875%	02/15/47	1,053		1,092,446
1.000%	02/15/46	3,220		3,505,837
1.000%	02/15/48	301		316,008
2.125%	02/15/40	628		914,778
2.125%	02/15/41	863		1,249,645
2.500%	01/15/29	1,128		1,545,786
3.625%	04/15/28	488		959,383
3.875%	04/15/29	581		1,166,886

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
0.875%	06/15/19	(a)	53,575	$52,825,785
1.500%	05/31/19	(a)	60,495	60,038,925
1.625%	08/31/22		4,990	4,778,900
1.875%	09/30/22		41,560	40,178,455
2.000%	08/31/21	(k)	235,065	230,483,068
2.250%	02/15/27		28,465	27,162,949
2.250%	08/15/27		6,300	5,996,074
2.375%	05/15/27		6,680	6,432,892
2.500%	03/31/23		42,565	42,139,350

TOTAL U.S. TREASURY OBLIGATIONS (cost $868,224,399)				856,178,884

TOTAL LONG-TERM INVESTMENTS (cost $11,885,490,714)				13,338,618,176

			Shares
SHORT-TERM INVESTMENTS — 17.9%
AFFILIATED MUTUAL FUNDS — 17.5%
PGIM Core Ultra Short Bond Fund(w)			1,774,800,747	1,774,800,747
PGIM Institutional Money Market Fund (cost $838,354,297; includes $836,719,229 of cash collateral for securities on loan)(b)(w)			838,314,617	838,398,448

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,613,155,044)				2,613,199,195

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(h)(k)(n) —0.4%
U.S. Treasury Bills
1.647%	07/12/18		2,380	2,378,892
1.670%	07/12/18		1,200	1,199,441
1.674%	07/12/18		220	219,898
1.719%	07/12/18		54,565	54,539,593

TOTAL U.S. TREASURY OBLIGATIONS (cost $58,337,417)				58,337,824

FOREIGN TREASURY OBLIGATION(n) —0.0%
Argentina Treasury Bills (Argentina) (cost $590,369)
1.456%	09/14/18		13,300	473,349

OPTIONS PURCHASED~* — 0.0%
(cost $86,624)				21,533

TOTAL SHORT-TERM INVESTMENTS (cost $2,672,169,454)				2,672,031,901

Value
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 107.0% (cost $14,557,660,168)	16,010,650,077

OPTION WRITTEN~* — (0.0)%
(premiums received $13,200)	$(2,461)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 107.0% (cost $14,557,646,968)	16,010,647,616
LIABILITIES IN EXCESS OF OTHER ASSETS(z) — (7.0)%	(1,047,749,908)

NET ASSETS — 100.0%	$14,962,897,708

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $814,922,139; cash collateral of $836,716,229 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $9,722,140 and 0.1% of net assets.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2018.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of June 30, 2018.

(r)	Less than $500 par.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)

Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Options Purchased:

OTC Swaptions:

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay		Notional Amount (000)#	Value
CDX.NA.HY.S30	Put	Goldman Sachs & Co.	07/18/18	$105.00	CDX.NA.HY.S30	(Q)	5.00	%(Q)	5,500	$10,767
CDX.NA.HY.S30	Put	Goldman Sachs & Co.	07/18/18	$105.00	CDX.NA.HY.S30	(Q)	5.00	%(Q)	5,500	10,766

Total Options Purchased (cost $86,624)										$21,533

Option Written:

OTC Swaption:

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay		Notional Amount (000)#	Value
CDX.NA.HY.S30 (premiums received $13,200)	Put	Goldman Sachs & Co.	07/18/18	$100.00	5.00	%(Q)	CDX.NA.HY.S30	(Q)	5,500	$(2,461)

Futures contracts outstanding at June 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,172	2 Year U.S. Treasury Notes	Sep. 2018	$460,090,690	$271,392
2,142	5 Year U.S. Treasury Notes	Sep. 2018	243,368,017	898,127
1,119	10 Year U.S. Treasury Notes	Sep. 2018	134,489,813	685,922
741	20 Year U.S. Treasury Bonds	Sep. 2018	107,445,000	1,600,804
456	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	72,760,500	1,848,937
264	ASX SPI 200 Index	Sep. 2018	30,028,862	506,379
1,602	Euro STOXX 50 Index	Sep. 2018	63,439,432	(982,179)
599	FTSE 100 Index	Sep. 2018	60,092,099	(130,978)
453	MSCI EAFE Index	Sep. 2018	44,289,810	(1,453,769)
1,110	Russell 2000 Mini Index	Sep. 2018	91,436,250	(1,775,356)
3,943	S&P 500 E-Mini Index	Sep. 2018	536,563,440	(12,278,039)
241	TOPIX Index	Sep. 2018	37,668,834	(1,033,961)

				(11,842,721)

Short Positions:
943	10 Year U.S. Treasury Notes	Sep. 2018	113,336,813	(471,203)
695	10 Year U.S. Ultra Treasury Notes	Sep. 2018	89,122,891	319,068

				(152,135)

				$(11,994,856)

Securities with combined market values of $1,890,419 and $37,273,637 have been segregated with Goldman Sachs & Co. and JPMorgan Chase, respectively, to cover requirements for open futures contracts at June 30, 2018.

Forward foreign currency exchange contracts outstanding at June 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/05/18	BNP Paribas	ARS 19,091	$741,464	$655,575	$—	$(85,889)

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Argentine Peso (continued),
Expiring 07/05/18	BNP Paribas	ARS	15,268	$592,985	$524,295	$—	$(68,690)
Australian Dollar,
Expiring 07/13/18	Bank of America	AUD	11,506	8,754,789	8,515,457	—	(239,332)
Expiring 07/13/18	Barclays Capital Group	AUD	300	221,388	222,026	638	—
Brazilian Real,
Expiring 07/03/18	Deutsche Bank AG	BRL	5,015	1,506,006	1,293,309	—	(212,697)
Expiring 07/03/18	Deutsche Bank AG	BRL	923	234,920	238,031	3,111	—
Expiring 07/03/18	Morgan Stanley	BRL	1,346	354,817	347,117	—	(7,700)
Expiring 07/03/18	Morgan Stanley	BRL	1,345	354,414	346,860	—	(7,554)
Expiring 07/03/18	Morgan Stanley	BRL	1,345	354,741	346,860	—	(7,881)
British Pound,
Expiring 07/13/18	Bank of America	GBP	23,701	31,704,140	31,299,894	—	(404,246)
Expiring 07/13/18	Barclays Capital Group	GBP	304	402,920	401,467	—	(1,453)
Expiring 07/20/18	Barclays Capital Group	GBP	265	379,656	349,711	—	(29,945)
Expiring 07/20/18	Deutsche Bank AG	GBP	592	844,889	782,428	—	(62,461)
Canadian Dollar,
Expiring 07/13/18	JPMorgan Chase	CAD	7,253	5,581,081	5,518,439	—	(62,642)
Chilean Peso,
Expiring 07/06/18	BNP Paribas	CLP	604,534	948,601	925,241	—	(23,360)
Expiring 08/03/18	BNP Paribas	CLP	1,284,382	2,016,172	1,965,886	—	(50,286)
Expiring 09/07/18	BNP Paribas	CLP	1,395,687	2,190,825	2,136,059	—	(54,766)
Colombian Peso,
Expiring 08/03/18	Goldman Sachs & Co.	COP	2,696,865	957,728	918,649	—	(39,079)
Euro,
Expiring 07/13/18	Citigroup Global Markets	EUR	44,221	52,243,247	51,695,437	—	(547,810)
Expiring 07/13/18	Citigroup Global Markets	EUR	1,500	1,743,542	1,753,536	9,994	—
Expiring 08/24/18	Barclays Capital Group	EUR	108	127,517	126,173	—	(1,344)
Hungarian Forint,
Expiring 07/13/18	Barclays Capital Group	HUF	354,726	1,324,361	1,259,023	—	(65,338)
Indian Rupee,
Expiring 08/03/18	Deutsche Bank AG	INR	140,020	2,054,736	2,034,995	—	(19,741)
Indonesian Rupiah,
Expiring 08/03/18	Hong Kong & Shanghai Bank	IDR	17,205,540	1,204,954	1,194,760	—	(10,194)
Japanese Yen,
Expiring 07/13/18	Citigroup Global Markets	JPY	4,351,711	39,528,667	39,343,216	—	(185,451)
Expiring 07/13/18	Royal Bank of Canada	JPY	42,284	385,270	382,285	—	(2,985)
Expiring 07/13/18	UBS AG	JPY	100,000	905,888	904,086	—	(1,802)
Malaysian Ringgit,
Expiring 07/13/18	Deutsche Bank AG	MYR	782	201,235	193,529	—	(7,706)
Expiring 07/13/18	Deutsche Bank AG	MYR	782	201,313	193,529	—	(7,784)
Expiring 07/13/18	Hong Kong & Shanghai Bank	MYR	800	206,324	197,984	—	(8,340)
Expiring 07/13/18	Hong Kong & Shanghai Bank	MYR	782	202,041	193,529	—	(8,512)
Expiring 08/10/18	Hong Kong & Shanghai Bank	MYR	381	96,967	94,232	—	(2,735)
Expiring 08/10/18	Hong Kong & Shanghai Bank	MYR	379	96,458	93,737	—	(2,721)
Expiring 08/10/18	Hong Kong & Shanghai Bank	MYR	379	96,458	93,737	—	(2,721)
Expiring 08/10/18	Hong Kong & Shanghai Bank	MYR	379	96,458	93,737	—	(2,721)
Expiring 08/10/18	Hong Kong & Shanghai Bank	MYR	379	96,458	93,737	—	(2,721)
Expiring 08/10/18	Hong Kong & Shanghai Bank	MYR	379	96,458	93,737	—	(2,721)
Mexican Peso,
Expiring 08/24/18	BNP Paribas	MXN	34,298	1,639,177	1,711,216	72,039	—
New Taiwanese Dollar,
Expiring 08/10/18	Barclays Capital Group	TWD	27,501	927,678	904,570	—	(23,108)

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
New Taiwanese Dollar (continued),
Expiring 08/10/18	Goldman Sachs & Co.	TWD	15,949	$529,437	$524,608	$—	$(4,829)
Expiring 09/07/18	Goldman Sachs & Co.	TWD	63,591	2,114,555	2,096,280	—	(18,275)
Singapore Dollar,
Expiring 07/13/18	Bank of America	SGD	5,005	3,748,800	3,674,388	—	(74,412)
Expiring 08/10/18	Hong Kong & Shanghai Bank	SGD	1,837	1,379,088	1,349,428	—	(29,660)
Expiring 08/10/18	Hong Kong & Shanghai Bank	SGD	1,773	1,307,916	1,302,231	—	(5,685)
Swedish Krona,
Expiring 07/13/18	Barclays Capital Group	SEK	95,177	11,092,647	10,637,604	—	(455,043)
Swiss Franc,
Expiring 07/13/18	JPMorgan Chase	CHF	14,128	14,391,163	14,283,781	—	(107,382)

				$196,180,349	$193,306,409	85,782	(2,959,722)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/05/18	BNP Paribas	ARS	34,359	$1,344,322	$1,179,870	$164,452	$—
Australian Dollar,
Expiring 09/21/18	Citigroup Global Markets	AUD	881	674,339	652,150	22,189	—
Expiring 09/21/18	Citigroup Global Markets	AUD	881	674,339	652,150	22,189	—
Expiring 09/21/18	Citigroup Global Markets	AUD	881	674,339	652,150	22,189	—
Expiring 09/21/18	Citigroup Global Markets	AUD	848	649,080	627,722	21,358	—
Expiring 09/21/18	Hong Kong & Shanghai Bank	AUD	7,062	5,217,794	5,227,565	—	(9,771)
Brazilian Real,
Expiring 07/03/18	BNP Paribas	BRL	4,987	1,487,147	1,286,088	201,059	—
Expiring 07/03/18	Morgan Stanley	BRL	4,987	1,488,168	1,286,088	202,080	—
Expiring 08/02/18	Deutsche Bank AG	BRL	10,116	2,901,311	2,599,467	301,844	—
Expiring 08/02/18	Deutsche Bank AG	BRL	1,751	489,585	449,948	39,637	—
Expiring 08/02/18	JPMorgan Chase	BRL	10,117	2,916,360	2,599,724	316,636	—
Expiring 08/02/18	Morgan Stanley	BRL	10,117	2,918,674	2,599,724	318,950	—
Expiring 08/02/18	Morgan Stanley	BRL	989	261,779	254,140	7,639	—
Expiring 10/02/18	Morgan Stanley	BRL	1,723	450,634	440,273	10,361	—
Expiring 10/02/18	Morgan Stanley	BRL	1,345	351,956	343,684	8,272	—
Expiring 10/02/18	Morgan Stanley	BRL	1,345	351,634	343,684	7,950	—
British Pound,
Expiring 07/13/18	Barclays Capital Group	GBP	464	616,869	612,766	4,103	—
Expiring 07/13/18	Citigroup Global Markets	GBP	311	406,692	410,711	—	(4,019)
Expiring 07/20/18	Citigroup Global Markets	GBP	857	1,231,552	1,132,139	99,413	—
Canadian Dollar,
Expiring 07/20/18	Goldman Sachs & Co.	CAD	5,517	4,155,575	4,198,130	—	(42,555)
Expiring 07/20/18	State Street Bank	CAD	358	285,953	272,418	13,535	—
Expiring 07/20/18	UBS AG	CAD	1,361	1,050,376	1,035,645	14,731	—
Chilean Peso,
Expiring 07/06/18	BNP Paribas	CLP	201,654	332,740	308,632	24,108	—
Expiring 07/06/18	BNP Paribas	CLP	201,440	330,940	308,304	22,636	—
Expiring 07/06/18	Citigroup Global Markets	CLP	201,440	331,169	308,305	22,864	—
Expiring 08/03/18	BNP Paribas	CLP	160,548	267,790	245,736	22,054	—
Expiring 08/03/18	BNP Paribas	CLP	160,548	266,510	245,737	20,773	—
Expiring 08/03/18	BNP Paribas	CLP	160,548	266,510	245,737	20,773	—
Expiring 08/03/18	BNP Paribas	CLP	160,548	266,510	245,737	20,773	—
Expiring 08/03/18	BNP Paribas	CLP	160,548	266,510	245,737	20,773	—

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
Chilean Peso (continued),
Expiring 08/03/18	BNP Paribas	CLP	160,546	$266,506	$245,733	$20,773	$—
Expiring 08/03/18	Hong Kong & Shanghai Bank	CLP	160,548	267,656	245,736	21,920	—
Expiring 08/03/18	Hong Kong & Shanghai Bank	CLP	160,548	267,656	245,736	21,920	—
Expiring 09/07/18	Barclays Capital Group	CLP	120,821	192,863	184,913	7,950	—
Expiring 09/07/18	Barclays Capital Group	CLP	120,821	192,863	184,913	7,950	—
Expiring 09/07/18	Barclays Capital Group	CLP	120,821	192,863	184,913	7,950	—
Expiring 09/07/18	BNP Paribas	CLP	162,385	258,628	248,525	10,103	—
Expiring 09/07/18	BNP Paribas	CLP	120,821	193,153	184,913	8,240	—
Expiring 09/07/18	Credit Suisse First Boston Corp.	CLP	750,018	1,190,675	1,147,881	42,794	—
Colombian Peso,
Expiring 08/03/18	BNP Paribas	COP	7,635,679	2,682,112	2,600,984	81,128	—
Euro,
Expiring 07/13/18	Citigroup Global Markets	EUR	500	582,807	584,511	—	(1,704)
Expiring 08/24/18	Bank of America	EUR	189	227,144	221,667	5,477	—
Expiring 08/24/18	Barclays Capital Group	EUR	189	226,998	221,667	5,331	—
Expiring 08/24/18	Citigroup Global Markets	EUR	189	227,323	221,668	5,655	—
Expiring 08/24/18	Citigroup Global Markets	EUR	189	227,323	221,668	5,655	—
Expiring 08/24/18	Citigroup Global Markets	EUR	186	223,714	218,148	5,566	—
Expiring 08/24/18	Hong Kong & Shanghai Bank	EUR	325	385,223	381,174	4,049	—
Expiring 08/24/18	JPMorgan Chase	EUR	189	227,193	221,667	5,526	—
Expiring 08/24/18	Morgan Stanley	EUR	189	227,078	221,667	5,411	—
Hungarian Forint,
Expiring 07/13/18	Bank of America	HUF	177,363	706,189	629,511	76,678	—
Expiring 07/13/18	Hong Kong & Shanghai Bank	HUF	177,363	705,474	629,511	75,963	—
Indian Rupee,
Expiring 08/03/18	Barclays Capital Group	INR	15,796	235,025	229,573	5,452	—
Expiring 08/03/18	Barclays Capital Group	INR	15,796	235,025	229,573	5,452	—
Expiring 08/03/18	Barclays Capital Group	INR	15,796	235,025	229,573	5,452	—
Expiring 08/03/18	JPMorgan Chase	INR	92,632	1,373,751	1,346,278	27,473	—
Indonesian Rupiah,
Expiring 08/03/18	Barclays Capital Group	IDR	29,054,136	2,063,357	2,017,531	45,826	—
Japanese Yen,
Expiring 07/13/18	State Street Bank	JPY	65,602	594,948	593,098	1,850	—
Malaysian Ringgit,
Expiring 07/13/18	Hong Kong & Shanghai Bank	MYR	3,146	787,839	778,571	9,268	—
Expiring 08/10/18	Hong Kong & Shanghai Bank	MYR	2,276	569,712	562,919	6,793	—
Mexican Peso,
Expiring 08/24/18	Barclays Capital Group	MXN	10,767	515,371	537,191	—	(21,820)
Expiring 08/24/18	Barclays Capital Group	MXN	9,764	494,131	487,150	6,981	—
Expiring 08/24/18	Canadian Imperial Bank of Commerce	MXN	1,939	99,092	96,741	2,351	—
Expiring 08/24/18	Citigroup Global Markets	MXN	1,939	99,367	96,741	2,626	—
Expiring 08/24/18	Citigroup Global Markets	MXN	1,938	99,316	96,692	2,624	—
Expiring 08/24/18	Hong Kong & Shanghai Bank	MXN	15,536	750,604	775,128	—	(24,524)
Expiring 08/24/18	Morgan Stanley	MXN	1,939	99,274	96,742	2,532	—
New Taiwanese Dollar,
Expiring 08/10/18	BNP Paribas	TWD	9,538	323,278	313,726	9,552	—
Expiring 08/10/18	BNP Paribas	TWD	9,538	323,278	313,726	9,552	—
Expiring 08/10/18	BNP Paribas	TWD	6,094	206,066	200,431	5,635	—
Expiring 08/10/18	BNP Paribas	TWD	6,094	206,066	200,431	5,635	—
Expiring 08/10/18	Hong Kong & Shanghai Bank	TWD	6,094	205,760	200,432	5,328	—
Expiring 08/10/18	Hong Kong & Shanghai Bank	TWD	6,094	205,760	200,432	5,328	—

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2018 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (continued):
New Taiwanese Dollar (continued),
Expiring 09/07/18	Morgan Stanley	TWD	59,164	$1,996,423	$1,950,343	$46,080	$—
Expiring 09/07/18	Morgan Stanley	TWD	58,624	1,978,201	1,932,542	45,659	—
Singapore Dollar,
Expiring 08/10/18	Citigroup Global Markets	SGD	1,845	1,387,479	1,355,305	32,174	—
Expiring 08/10/18	Citigroup Global Markets	SGD	1,765	1,327,129	1,296,354	30,775	—

				$59,009,875	$56,394,490	2,719,778	(104,393)

						$2,805,560	$(3,064,115)

Credit default swap agreements outstanding at June 30, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.S30.V1	06/20/23	5.000%(Q)	10,500	$(630,178)	$(620,767)	$9,411
CDX.NA.HY.S30.V1	06/20/23	1.000%(Q)	2,600	(178,568)	(154,502)	24,066

				$(808,746)	$(775,269)	$33,477

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.IG.S30.V1	06/20/23	1.000%(Q)	345,800	0.673%	$5,739,067	$5,231,032	$(508,035)
CDX.IG.S30.V1	06/20/23	1.000%(Q)	38,000	0.673%	565,160	574,839	9,679
CDX.IG.S30.V1	06/20/23	1.000%(Q)	25,000	0.673%	439,670	378,183	(61,487)
CDX.NA.HY.S30.V1	06/20/23	5.000%(Q)	54,425	*	3,168,896	3,217,642	48,746

					$9,912,793	$9,401,696	$(511,097)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1):
CDX.EM.S30	06/20/23	1.000%(Q)	5,700	$227,035	$106,590	$120,445	Goldman Sachs & Co.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CDX.EM.S29	06/20/23	1.000%(Q)	124,050	1.903%	$(4,940,994)	$(2,642,265)	$ (2,298,729)	Barclays Capital Group

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Buy Protection(1):
Raiffeisen Bank International	06/20/23	5.000	%(Q)	EUR	201	$(35,553)	$(37,998)	$2,445	Barclays Capital Group
Raiffeisen Bank International	06/20/23	5.000	%(Q)	EUR	134	(1,538)	(25,219)	23,681	Barclays Capital Group
Republic of Korea	06/20/23	1.000	%(Q)		2,700	(63,283)	(60,584)	(2,699)	JPMorgan Chase
Russian Federation	06/20/28	1.000	%(Q)		1,600	130,236	155,777	(25,541)	Barclays Capital Group

						$29,862	$31,976	$(2,114)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Petroleos Mexicanos	06/20/23	1.000	%(Q)	860	2.427%	$(54,050)	$(58,984)	$4,934	Goldman Sachs & Co.
Republic of Brazil	06/20/23	1.000	%(Q)	2,700	2.686%	(198,689)	(156,880)	(41,809)	Barclays Capital Group
Tesla, Inc.	06/20/20	1.000	%(Q)	305	5.105%	(22,457)	(21,731)	(726)	JPMorgan Chase
Tesla, Inc.	06/20/20	1.000	%(Q)	255	5.105%	(18,776)	(18,169)	(607)	JPMorgan Chase

						$(293,972)	$(255,764)	$(38,208)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. The implied credit spread is not readily available.

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Interest rate swap agreement outstanding at June 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
HUF	335,256	05/22/23	1.415%(A)	6 Month BUBOR(1)(S)	$397	$33,610	$33,213
HUF	424,233	05/23/23	1.450%(A)	6 Month BUBOR(1)(S)	398	42,564	42,166
HUF	670,512	05/24/23	1.515%(A)	6 Month BUBOR(1)(S)	401	56,455	56,054
PLN	23,000	03/08/28	3.049%(A)	6 Month WIBOR(1)(S)	24,396	(101,808)	(126,204)

					$25,592	$30,821	$5,229

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreement:
BRL	12,000	01/02/23	10.880%(T)	1 Day BROIS(2)(T)	$40,685	$—	$40,685	Goldman Sachs & Co.

Securities with a combined market value of $9,929,210 have been segregated with JPMorgan Chase to cover requirements for open centrally cleared swap contracts at June 30, 2018.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$262,367	$(3,021,830)	$192,190	$(2,370,111)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$5,945,263,700	$1,913,091,016	$—
Preferred Stocks	6,995,542	192,419	—
Rights	—	—	—
Asset-Backed Securities
Automobiles	—	165,858,892	—
Collateralized Loan Obligations	—	96,784,087	—
Credit Cards	—	40,429,235	—
Equipment	—	21,137,627	—
Other	—	38,945,158	—
Residential Mortgage-Backed Securities	—	65,006,047	—
Student Loans	—	53,757,058	—
Commercial Mortgage-Backed Securities	—	312,951,074	—
Convertible Bonds	—	1,769,615	—
Corporate Bonds	—	2,202,406,789	5,029,161
Sovereign Bonds	—	330,823,823	—
Municipal Bonds	—	87,142,162	—
Residential Mortgage-Backed Securities	—	103,336,310	4,692,979
U.S. Government Agency Obligations	—	1,086,826,598	—

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
U.S. Treasury Obligations	$—	$914,516,708	$—
Affiliated Mutual Funds	2,613,199,195	—	—
Options Purchased	—	21,533	—
Foreign Treasury Obligation	—	473,349	—
Option Written	—	(2,461)	—
Other Financial Instruments*
Futures Contracts	(11,994,856)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(258,555)	—
Centrally Cleared Credit Default Swap Agreements	—	(477,620)	—
OTC Credit Default Swap Agreements	—	(4,978,069)	—
Centrally Cleared Interest Rate Swap Agreements	—	5,229	—
OTC Interest Rate Swap Agreement	—	40,685	—

Total	$8,553,463,581	$7,429,798,709	$9,722,140

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2018 were as follows:

Affiliated Mutual Funds (5.6% represents investments purchased with collateral from securities on loan)	17.5%
Banks	7.3
U.S. Government Agency Obligations	7.3
U.S. Treasury Obligations	6.1
Pharmaceuticals	2.8
Insurance	2.8
Software	2.7
Internet Software & Services	2.6
Oil, Gas & Consumable Fuels	2.4
Sovereign Bonds	2.2
Commercial Mortgage-Backed Securities	2.1
Semiconductors & Semiconductor Equipment	2.0
Media	1.8
IT Services	1.8
Equity Real Estate Investment Trusts (REITs)	1.7
Internet & Direct Marketing Retail	1.7
Health Care Equipment & Supplies	1.7
Chemicals	1.6
Automobiles	1.6
Oil & Gas	1.4
Biotechnology	1.4
Health Care Providers & Services	1.3
Technology Hardware, Storage & Peripherals	1.3
Aerospace & Defense	1.3
Capital Markets	1.2
Residential Mortgage-Backed Securities	1.2
Diversified Financial Services	1.1
Machinery	1.0
Hotels, Restaurants & Leisure	1.0
Specialty Retail	1.0
Electric	1.0
Beverages	0.9
Diversified Telecommunication Services	0.9
Industrial Conglomerates	0.9
Food Products	0.9
Metals & Mining	0.8

Internet	0.7%
Textiles, Apparel & Luxury Goods	0.7
Real Estate Investment Trusts (REITs)	0.7
Collateralized Loan Obligations	0.6
Multi-Utilities	0.6
Airlines	0.6
Electric Utilities	0.6
Telecommunications	0.6
Municipal Bonds	0.6
Pipelines	0.6
Electrical Equipment	0.6
Communications Equipment	0.6
Household Durables	0.5
Personal Products	0.5
Household Products	0.4
Auto Components	0.4
Food & Staples Retailing	0.4
Electronic Equipment, Instruments & Components	0.4
Tobacco	0.4
Student Loans	0.4
Healthcare-Services	0.3
Trading Companies & Distributors	0.3
Commercial Services & Supplies	0.3
Containers & Packaging	0.3
Road & Rail	0.3
Wireless Telecommunication Services	0.3
Engineering & Construction	0.3
Credit Cards	0.3
Consumer Finance	0.3
Other	0.3
Professional Services	0.3
Energy Equipment & Services	0.2
Healthcare-Products	0.2
Life Sciences Tools & Services	0.2
Semiconductors	0.2
Advertising	0.2
Computers	0.2
Building Materials	0.2
Real Estate Management & Development	0.2
Building Products	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Industry Classification (continued):

Retail	0.2%
Mining	0.2
Foods	0.2
Commercial Services	0.2
Agriculture	0.2
Equipment	0.1
Gas Utilities	0.1
Air Freight & Logistics	0.1
Construction Materials	0.1
Water Utilities	0.1
Paper & Forest Products	0.1
Gas	0.1
Real Estate	0.1
Multiline Retail	0.1
Oil & Gas Services	0.1
Electronics	0.1
Entertainment	0.1
Packaging & Containers	0.1
Diversified Consumer Services	0.1
Independent Power & Renewable Electricity Producers	0.1
Auto Manufacturers	0.1
Lodging	0.1
Forest Products & Paper	0.0	*
Thrifts & Mortgage Finance	0.0	*
Home Builders	0.0	*
Auto Parts & Equipment	0.0	*
Health Care Technology	0.0	*
Distribution/Wholesale	0.0	*
Leisure Time	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*

Construction & Engineering	0.0	%*
Metal Fabricate/Hardware	0.0	*
Transportation	0.0	*
Trucking & Leasing	0.0	*
Iron/Steel	0.0	*
Machinery-Diversified	0.0	*
Marine	0.0	*
Household Products/Wares	0.0	*
Environmental Control	0.0	*
Electrical Components & Equipment	0.0	*
Apparel	0.0	*
Hand/Machine Tools	0.0	*
Home Furnishings	0.0	*
Miscellaneous Manufacturing	0.0	*
Distributors	0.0	*
Storage/Warehousing	0.0	*
Coal	0.0	*
Cosmetics/Personal Care	0.0	*
Private Equity	0.0	*
Energy-Alternate Sources	0.0	*
Foreign Treasury Obligations	0.0	*
Housewares	0.0	*
Options Purchased	0.0	*

	107.0
Options Written	(0.0	)*
Liabilities in excess of other assets	(7.0)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$91,902	*	Due from/to broker — variation margin swaps	$569,522	*
Credit contracts	Premiums paid for OTC swap agreements	262,367		Premiums received for OTC swap agreements	3,021,830
Credit contracts	Unaffiliated investments	21,533		Options written outstanding, at value	2,461
Credit contracts	Unrealized appreciation on OTC swap agreements	151,505		Unrealized depreciation on OTC swap agreements	2,370,111
Equity contracts	Due from/to broker — variation margin futures	506,379	*	Due from/to broker — variation margin futures	17,654,282	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,805,560		Unrealized depreciation on OTC forward foreign currency exchange contracts	3,064,115
Interest rate contracts	Due from/to broker — variation margin futures	5,624,250	*	Due from/to broker — variation margin futures	471,203	*
Interest rate contracts	Due from/to broker — variation margin swaps	131,433	*	Due from/to broker — variation margin swaps	126,204	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	40,685		—	—

Total		$9,635,614			$27,279,728

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts	Swaps
Credit contracts	$—	$(126,284)	$(125,307)	$—	$—	$4,735,416
Equity contracts	429,652	—	—	38,737,952	—	—
Foreign exchange contracts	—	20,832	—	—	1,769,318	—
Interest rate contracts	—	1,282,580	178,495	(11,829,375)	—	5

Total	$429,652	$1,177,128	$53,188	$26,908,577	$1,769,318	$4,735,421

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Contracts	Swaps
Credit contracts	$12,384	$(157,754)	$—	$—	$(7,709,835)
Equity contracts	—	—	(26,651,028)	—	—
Foreign exchange contracts	—	—	—	(4,026,316)	—
Interest rate contracts	—	—	5,773,160	—	45,914

Total	$12,384	$(157,754)	$(20,877,868)	$(4,026,316)	$(7,663,921)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

For the six months ended June 30, 2018, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(3)	Futures Contracts- Long Positions(3)	Futures Contracts- Short Positions(3)	Forward Foreign Currency Exchange Contracts- Purchased(2)	Forward Foreign Currency Exchange Contracts- Sold(2)	Credit Default Swap Agreements- Buy Protection(3)	Credit Default Swap Agreements- Sell Protection(3)	Interest Rate Swap Agreements(3)
$78,469	$167,016,667	$1,903,264,195	$276,870,412	$203,055,253	$64,719,441	$15,863,960	$693,879,167	$7,008,835

(1)	Cost.

(2)	Value at Settlement Date.

(3)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$814,922,139	$(814,922,139)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net amounts of recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$82,155	$(717,990)	$(635,835)	$635,835	$—
Barclays Capital Group	284,988	(5,826,492)	(5,541,504)	5,541,504	—
BNP Paribas	740,058	(282,991)	457,067	(281,229)	175,838
Canadian Imperial Bank of Commerce	2,351	—	2,351	—	2,351
Citigroup Global Markets	305,271	(738,984)	(433,713)	433,713	—
Credit Suisse First Boston Corp.	42,794	—	42,794	—	42,794
Deutsche Bank AG	344,592	(310,389)	34,203	—	34,203
Goldman Sachs & Co.	294,187	(166,183)	128,004	(128,004)	—
Hong Kong & Shanghai Bank	150,569	(113,026)	37,543	—	37,543
JPMorgan Chase	349,635	(274,540)	75,095	—	75,095
Morgan Stanley	654,934	(23,135)	631,799	(610,002)	21,797
Royal Bank of Canada	—	(2,985)	(2,985)	—	(2,985)
State Street Bank	15,385	—	15,385	—	15,385
UBS AG	14,731	(1,802)	12,929	—	12,929

	$3,281,650	$(8,458,517)	$(5,176,867)	$5,591,817	$414,950

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

June 30, 2018

ASSETS:
Investments at value, including securities on loan of $814,922,139:
Unaffiliated investments (cost $11,944,505,124)	$13,397,450,882
Affiliated investments (cost $2,613,155,044)	2,613,199,195
Cash	86,255
Foreign currency, at value (cost $9,900,363)	9,888,940
Receivable for investments sold	106,976,654
Dividends and interest receivable	58,299,859
Tax reclaim receivable	11,375,189
Unrealized appreciation on OTC forward foreign currency contracts	2,805,560
Due from broker-variation margin futures	1,647,056
Premiums paid for OTC swap agreements	262,367
Receivable from affiliate	259,821
Unrealized appreciation on OTC swap agreements	192,190
Due from broker-variation margin swaps	105,583
Receivable for portfolio shares sold	84,188
Prepaid expenses	18,387

Total Assets	16,202,652,126

LIABILITIES:
Payable to broker for collateral for securities on loan	836,716,229
Payable for investments purchased	380,283,389
Payable for portfolio shares repurchased	4,489,765
Management fees payable	3,584,533
Payable to affiliate	3,204,706
Unrealized depreciation on OTC forward foreign currency contracts	3,064,115
Premiums received for OTC swap agreements	3,021,830
Unrealized depreciation on OTC swap agreements	2,370,111
Accrued expenses and other liabilities	1,888,821
Deposit due to broker - futures	550,557
Distribution fee payable	512,107
Due to broker-variation margin futures	65,429
Options written outstanding, at value (premiums received $13,200)	2,461
Affiliated transfer agent fee payable	365

Total Liabilities	1,239,754,418

NET ASSETS	$14,962,897,708

Net assets were comprised of:
Partners Equity	$14,962,897,708

Net asset value and redemption price per share, $14,962,897,708 / 509,561,228 outstanding shares of beneficial interest	$29.36

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2018

INCOME
Unaffiliated dividend income (net) (foreign withholding tax $5,816,800, of which $357,644 is reimbursable by an affiliate)	$96,159,832
Interest income	93,794,630
Affiliated dividend income	16,560,786
Income from securities lending, net (including affiliated income of $1,626,957)	2,272,889

208,788,137

EXPENSES
Management fees	46,832,122
Distribution fee	18,996,522
Custodian and accounting fees	826,801
Trustees’ fees	78,541
Audit fee	28,750
Legal fees and expenses	26,746
Shareholders’ reports	12,466
Transfer agent’s fees and expenses (including affiliated expense of $1,091)	3,466
Miscellaneous	145,952

Total expenses	66,951,366
Less: Fee waivers and/or expense reimbursement	(683,875)

Net expenses	66,267,491

NET INVESTMENT INCOME (LOSS)	142,520,646

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated of $(36,707)) (net of foreign capital gains taxes $(31,452))	409,305,902
Futures transactions	26,908,577
Options written transactions	53,188
Swap agreements transactions	4,735,421
Forward currency contracts transactions	1,769,318
Foreign currency transactions	(1,178,280)

441,594,126

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $114,474) (net of change in foreign capital gains taxes $26,983)	(511,092,971)
Futures	(20,877,868)
Options written	(157,754)
Swap agreements	(7,663,921)
Forward currency contracts	(4,026,316)
Foreign currencies	(743,406)

(544,562,236)

NET GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES	(102,968,110)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,552,536

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$142,520,646	$246,856,815
Net realized gain (loss) on investment and foreign currency transactions	441,594,126	801,806,798
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(544,562,236)	1,091,267,110

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	39,552,536	2,139,930,723

FUND SHARE TRANSACTIONS:
Fund share sold [382,185 and 2,927,427 shares, respectively]	11,272,747	78,208,873
Fund share repurchased [22,404,863 and 31,040,045 shares, respectively]	(657,858,816)	(856,530,605)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(646,586,069)	(778,321,732)

CAPITAL CONTRIBUTIONS	804,336	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(606,229,197)	1,361,608,991
NET ASSETS:
Beginning of period	15,569,126,905	14,207,517,914

End of period	$14,962,897,708	$15,569,126,905

SEE NOTES TO FINANCIAL STATEMENTS.

A201

GLOSSARY:

SCHEDULE OF INVESTMENTS	June 30, 2018 (unaudited)

The following abbreviations are used in the semiannual report:

Currency:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Exchange:

ASX	Australian Securities Exchange
NYSE	New York Stock Exchange
OTC	Over-the-counter
SGMX	Sigma X MTF
TSX	Toronto Stock Exchange

Index:

CDX	Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index
HICP	Harmonised Index of Consumer Prices

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
A	Annual payment frequency for swaps
M	Monthly payment frequency for swaps
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
T	Swap payment upon termination
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
BROIS	Brazil Overnight Index Swap
CLO	Collateralized Loan Obligation
CVR	Contingent Value Rights
CVT	Convertible Security
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
OJSC	Open Joint-Stock Company
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S&P	Standard & Poor
SMB	Sallie Mae Bank
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities

SEE NOTES TO FINANCIAL STATEMENTS.

A202

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

1.	General

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and at June 30, 2018 consisted of 89 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to the 3 Portfolios listed below together with their investment objectives.

Shares of each Portfolio may only be purchased by separate accounts of Participating Insurance Companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Trust primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives and Subadvisers:

	Objective	Subadviser(s)
AST BlackRock/Loomis Sayles Bond Portfolio (“BlackRock/Loomis Sayles Bond”)	Maximize total return, consistent with preservation of capital and prudent investment management.	BlackRock Financial Management, Inc. / BlackRock International Limited / BlackRock (Singapore) Limited / Loomis, Sayles & Company, L.P.

AST BlackRock Low Duration Bond Portfolio (“BlackRock Low Duration Bond”)	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Financial Management, Inc.

AST T. Rowe Price Asset Allocation Portfolio (“T. Rowe Price Asset Allocation”)	High level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.	T. Rowe Price Associates, Inc.

2.	Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), the co-managers of the Trust (together the “Investment Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

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For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a

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single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR):    Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the

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trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. Portfolios may also use options to gain additional market exposure. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Floating-Rate Notes Issued in Conjunction with Securities Held:    The Portfolios may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with benchmarked short-term interest rates. Some of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters provide less current income. The price of such securities is more volatile than comparable fixed rate securities.

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When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. The Portfolios account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from the registration requirements under Rule 144A of the Securities Act of 1933.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in value of equities, prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Bank Loans:    Each Portfolio may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Portfolio may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Portfolio generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolio generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Portfolio generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolio may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Portfolio will assume the credit risk of both the borrower and the institution selling the participation to the Portfolio.

Reverse Repurchase Agreements:    Certain Portfolios may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board. Interest on the value of reverse

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repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the agreement.

For the period ended June 30, 2018, BlackRock / Loomis Sayles and BlackRock Low Duration respectively held reverse repurchase agreements with an average value of $235,820,767 and $5,075,007, and a daily weighted average interest rate of 1.46% and 1.99%. As of June 30, 2018, all outstanding reverse repurchase agreements had a maturity date between zero and 90 days.

Borrowed Bond Agreements:    The Portfolios may enter into borrowed bond agreements. In a borrowed bond agreement, the Portfolio borrows a bond from a counterparty in exchange for cash collateral. The borrowed bond agreement contains a commitment that the security and the cash will be returned to the counterparty and the Portfolio at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Borrowed bond agreements are entered into primarily in connection with short sales of bonds. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Portfolio and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. The Portfolio may also experience delays in gaining access to the collateral.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps:    Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

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As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements:    The Trust, on behalf of certain Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation

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risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in a portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2018, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios may hold warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind:    Certain fixed income Portfolios may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs):    Certain Portfolios invest in equity REITs, which report information on the source of their distributions annually. Based on current and historical information,

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a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. At June 30, 2018, the Investment Manager has engaged the firms referenced in Note 1 as Subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations. The Investment Manager has agreed to waive a portion of their management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with this agreement may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

	Management Fees	Effective Management Fees, Net of Waiver, if Applicable
BlackRock/Loomis Sayles Bond	0.4825% first $300 million; 0.4725% on next $200 million; 0.4625% on next $250 million; 0.4525% on next $2.5 billion; 0.4425% on next $2.75 billion; 0.4125% on next $4 billion; 0.3925% in excess of $10 billion	0.42%

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	Management Fees	Effective Management Fees, Net of Waiver, if Applicable
BlackRock Low Duration Bond	0.4825% first $300 million; 0.4725% on next $200 million; 0.4625% on next $250 million; 0.4525% on next $2.5 billion; 0.4425% on next $2.75 billion; 0.4125% on next $4 billion; 0.3925% in excess of $10 billion	0.42%
T. Rowe Price Asset Allocation	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% on next $2.5 billion; 0.5725% on next $2.5 billion; 0.5525% on next $5 billion; 0.5325% in excess of $20 billion	0.61%

	Fee Waivers and/or Expense Limitations through June 30, 2018	Fee Waivers and/or Expense Limitations effective July 1, 2018
BlackRock/Loomis Sayles Bond	contractually waive 0.035% through June 30, 2018	contractually waive 0.035% through June 30, 2019
BlackRock Low Duration Bond	contractually waive 0.057% through June 30, 2018	contractually waive 0.057% through June 30, 2019
T. Rowe Price Asset Allocation	contractually waive 0.009% through June 30, 2018	contractually waive 0.009% through June 30, 2019

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Balanced Asset Allocation Portfolio and Preservation Asset Allocation Portfolio. In addition, no 12b-1 fee is charged for the assets of Advanced Strategies Portfolio that are invested in other portfolios of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of each Portfolio.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2018, brokerage commission recaptured under these agreements was as follows:

Amount
T. Rowe Price Asset Allocation	$524

AST Investment Services, Inc., PAD, PGIM Investments, PGIM, Inc. and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (formerly known as Prudential Core Ultra Short Bond Fund) (the “Core Fund”) and their securities lending cash collateral in the

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PGIM Institutional Money Market Fund (formerly known as Prudential Institutional Money Market Fund) (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

For the reporting period ended June 30, 2018, PGIM, Inc. was compensated by PGIM Investments for managing the Portfolios’ securities lending cash collateral as subadviser to the Money Market Fund:

Amount
BlackRock/Loomis Sayles Bond	$28,433
BlackRock Low Duration Bond	7,299
T. Rowe Price Asset Allocation	334,584

In February 2016, Prudential, the parent company of the Investment Manager self reported to the Securities and Exchange Commission (“SEC”) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The amount of opportunity loss payment to each of the Portfolios is disclosed in the respective Portfolios’ “Financial Highlights” as “Capital Contributions”.

In addition to the above, Prudential has paid and continues to directly pay certain legal, audit and other charges in connection with the matter on behalf of the Portfolios.

The SEC Staff and other regulators continue to review the matter.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for timing differences arising from circumstances in which the Portfolios are subject to a foreign withholding tax rate on dividend and interest income in excess of the treaty rate due to their tax status as partnerships (hereinafter referred to as “excess withholding tax”). Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) for various dates beginning from July 6, 2011 through February 28, 2018. The amount of each Portfolio’s opportunity loss was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Portfolios’ independent trustees. The aggregate opportunity loss payment to each affected Portfolio is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

Prudential has further retained a consultant to conduct an analysis to determine if the Portfolios are entitled to additional excess withholding tax and related opportunity loss related to their status as tax partnerships from Prudential for the period beginning from January 2, 2006 through February 28, 2018. That review is considering detriments to the Portfolios arising from both timing differences (i.e., jurisdictions in which the Portfolio is subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio is subject to a higher withholding tax rate due to its tax status which is not reclaimable). The review remains ongoing as of the date of this report, but it is expected that additional amounts will be due the Portfolios from Prudential. Upon completion, the results of this review will be subject to the same independent review as described in the preceding paragraph and Prudential will reimburse the affected Portfolios as appropriate.

During the reporting period, Prudential instituted a process to reimburse the affected Portfolios for any future excess withholding tax within approximately 30 days of the pay date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status. Prudential is working to implement a process to reimburse the affected Portfolios in a more timely manner, which will be reviewed and tested by a third-party consultant retained by Prudential.

In cases in which the excess withholding tax is due to timing differences and is reclaimable, the affected Portfolios have the ability to file a reclaim with the relevant foreign tax authority to recover the difference between the treaty rate tax and the tax withheld. To avoid a Portfolio receiving and retaining a duplicate payment for the same reclaim, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received compensation from Prudential will be payable to Prudential. Pending reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are

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reported as “Payable to affiliate” on the “Statement of Assets and Liabilities”. It is in the Portfolio’s discretion whether to file a reclaim with the relevant foreign tax authority. To the extent that there are costs associated with the filing of any such reclaim, those costs are borne by Prudential.

The following Portfolio has been reimbursed by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolio’s status as partnerships for tax purposes. The following amount has been accrued or paid:

	2017 Withholding Tax	2018 Withholding Tax
T. Rowe Price Asset Allocation	$665,991	$357,644

The following Portfolio has been reimbursed by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolio’s status as a partnership for tax purposes. The following amount has been paid:

2018 Payment
T. Rowe Price Asset Allocation	$3,369,864

The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended June 30, 2018, were as follows:

	Cost of Purchases	Proceeds from Sales
BlackRock / Loomis Sayles Bond*	$4,688,113,040	$4,836,812,435
BlackRock Low Duration Bond**	690,229,949	658,307,218
T. Rowe Price Asset Allocation***	4,087,692,243	4,424,783,710

*

For the six months ended June 30, 2018 the Portfolio’s purchase and sale transactions under Rule 17a-7, were $129,847 and $416,146, respectively. The Portfolio realized a loss of $9,651 as a result of Rule 17a-7 sales transactions

**

For the six months ended June 30, 2018 the Portfolio’s purchase and sale transactions under Rule 17a-7, were $51,031 and $135,416, respectively. The Portfolio realized a loss of $3,813 as a result of Rule 17a-7 sales transactions.

***

For the six months ended June 30, 2018 the Portfolio’s purchase and sale transactions under Rule 17a-7, were $2,650,205 and $1,498,246, respectively. The Portfolio realized a loss of $35,990 as a result of Rule 17a-7 sales transactions.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended June 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
BlackRock/Loomis Sayles Bond
PGIM Core Ultra Short Bond Fund	$22,734,891	$750,970,502	$747,591,156	$—	$—	$26,114,237	26,114,237	$232,363
PGIM Institutional Money Market Fund	36,478,612	228,909,321	199,307,696	3,461	4,712	66,088,410	66,081,802	140,497	**

	$59,213,503	$979,879,823	$946,898,852	$3,461	$4,712	$92,202,647		$372,860

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
BlackRock Low Duration Bond
PGIM Core Ultra Short Bond Fund	$4,874,356	$262,727,206	$257,633,320	$—	$—	$9,968,242	9,968,242	$143,610

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Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Institutional Money Market Fund	41,834,265	34,209,820	68,473,529	4,167	(9,635)	7,565,088	7,564,331	19,542	**

	$46,708,621	$296,937,026	$326,106,849	$4,167	$(9,635)	$17,533,330		$163,152

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
T. Rowe Price Asset Allocation
PGIM Core Ultra Short Bond Fund	$1,801,781,605	$5,490,409,864	$5,517,390,722	$—	$—	$1,774,800,747	1,774,800,747	$16,560,786
PGIM Institutional Money Market Fund	790,912,322	1,606,579,074	1,559,170,715	114,474	(36,707)	838,398,448	838,314,617	1,626,957	**

	$2,592,693,927	$7,096,988,938	$7,076,561,437	$114,474	$(36,707)	$2,613,199,195		$18,187,743

*	The Funds did not have any capital distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. Each Portfolios’ portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The following Portfolio utilized the SCA during the reporting period ended June 30, 2018. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

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Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2018
BlackRock Low Duration Bond	$3,285,333	3.15%	21	$6,544,000	$—

8.	Capital and Ownership

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

As of June 30, 2018, substantially all shares of the Portfolios were owned of record by the following affiliates of the Trust: Prudential Annuities Life Assurance Corporation (“PALAC”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Pruco Life Insurance Company (“PLAZ”) and Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by each of these entities; and by other Portfolios of the Advanced Series Trust as part of their investments.

In addition, the following number of shareholders held the following percentage of outstanding shares of Portfolio on behalf of multiple beneficial owners.

	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
BlackRock/Loomis Sayles Bond	4	90	85
BlackRock Low Duration Bond	5	95	95
T. Rowe Price Asset Allocation	3	100	100

9.	Other Risks

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk:    The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk:    Derivatives involve special risks and costs and may result in losses to the Portfolios. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. The Portfolios’ use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or close out of derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. Generally, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

Emerging Markets and Foreign Securities Risk:    The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolios may invest may have markets that are less liquid, less regulated and more volatile than US markets.

Geographic Concentration Risk:    The Portfolio’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolio invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Interest Rate Risk:    The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall

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sharply. This is referred to as “extension risk. The Portfolios investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk:    The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolios may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an investment in the Portfolios will decline. Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk:    Mortgage-related securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Asset-backed securities are another type of pass-through instruments that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds including junk bonds or other securities. The values of mortgage-backed and asset-backed securities vary with changes in interest rates and are particularly sensitive to prepayments (the risk is that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Portfolios to reinvest in lower yielding debt instruments) or extensions (the risk is that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall). Asset-backed securities are also subject to liquidity risk.

Municipal Bonds Risk:    Municipal bonds are subject to credit risk, market risk and interest rate risk. The Portfolios’ holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Portfolios’ yield or the value of the Portfolios’ investments in municipal bonds.

Risks of Investments in Bank Loans:    The Portfolios’ ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolios scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolios and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolios may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolios’ access to collateral, if any, may be limited by bankruptcy laws.

Risks of Investing in Real Estate Investment Trusts (REITs):    Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, Including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant

B15

amounts of leverage. The Portfolio will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Portfolio.

Short Sales Risk:    Short sales involve costs and risks. The Portfolios must pay the lender interest on the security they borrow, and the Portfolios will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Portfolios replace the borrowed security. Although the Portfolios’ gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. When selling short against the box (i.e. short selling securities which the Fund already owns), the Portfolios give up the opportunity for capital appreciation in the security.

US Government and Agency Securities Risk:    US Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all US Government securities are insured or guaranteed by the full faith and credit of the US Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of US Government securities may be affected by changes in the credit rating of the US Government.

B16

Financial Highlights

(unaudited)

	AST BlackRock/Loomis Sayles Bond Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018		2017		2016		2015		2014	2013
Per Share Operating Performance:(c)
Net Asset Value, beginning of period	$13.64		$13.07		$12.54		$12.81		$12.29	$12.52

Income (Loss) From Investment Operations:
Net investment income (loss)	0.18		0.34		0.31		0.31		0.22	0.18
Net realized and unrealized gain (loss) on investments	(0.37)		0.23		0.22		(0.58)		0.30	(0.41)

Total from investment operations	(0.19)		0.57		0.53		(0.27)		0.52	(0.23)

Net Asset Value, end of period	$13.45		$13.64		$13.07		$12.54		$12.81	$12.29

Total Return(a)	(1.39)%		4.36%		4.23%		(2.11)%		4.23%	(1.84)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,555.2		$3,789.3		$3,635.4		$3,773.4		$4,050.1	$7,045.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.80	%(d)(e)	0.80	%(e)	0.73	%(e)	0.71	%(e)	0.73%	0.72%
Expenses Before Waivers and/or Expense Reimbursement	0.84	%(d)(e)	0.84	%(e)	0.77	%(e)	0.75	%(e)	0.73%	0.73%
Net investment income (loss)	2.74	%(d)	2.52%		2.34%		2.41%		1.75%	1.46%
Portfolio turnover rate(f)	142	%(g)	350%		349%		570%		280%	348%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)

Includes interest expense on short sales and reverse repurchase agreements of 0.10%, 0.11%, 0.03% and 0.01% for the six months ended June 30, 2018 and years ended December 31, 2017, 2016 and 2015, respectively.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	Not annualized.

	AST BlackRock Low Duration Bond Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018(c)		2017(c)	2016(c)	2015(c)	2014(c)	2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.74		$10.56	$10.39	$10.34	$10.35	$10.58

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.18	0.13	0.09	0.15	0.13
Net realized and unrealized gain (loss) on investments	(0.11)		—	0.04	(0.04)	(0.16)	(0.36)

Total from investment operations	(0.01)		0.18	0.17	0.05	(0.01)	(0.23)

Net Asset Value, end of period	$10.73		$10.74	$10.56	$10.39	$10.34	$10.35

Total Return(a)	(0.09)%		1.70%	1.64%	0.48%	(0.10)%	(2.17)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$680.5		$638.0	$643.5	$863.1	$918.7	$1,052.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.74	%(d)(e)	0.72%	0.71%	0.74%	0.77%	0.76%
Expenses Before Waivers and/or Expense Reimbursement	0.79	%(d)(e)	0.78%	0.77%	0.77%	0.77%	0.76%
Net investment income (loss)	1.95	%(d)	1.70%	1.22%	0.87%	1.48%	1.09%
Portfolio turnover rate(f)	124	%(g)	306%	355%	389%	278%	85%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Includes interest expense on reverse repurchase agreements of 0.02% for the six months ended June 30, 2018.

(f)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	AST T. Rowe Price Asset Allocation Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2018		2017(c)	2016(c)		2015(c)	2014	2013(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$29.29		$25.38	$23.60		$23.59	$22.28	$19.07

Income (Loss) From Investment Operations:
Net investment income (loss)	0.27		0.45	0.41		0.36	0.36	0.33
Net realized and unrealized gain (loss) on investments	(0.20)		3.46	1.36		(0.35)	0.95	2.88

Total from investment operations	0.07		3.91	1.77		0.01	1.31	3.21

Capital Contributions	—	(d)(e)	—	0.01	(f)	—	—	—

Net Asset Value, end of period	$29.36		$29.29	$25.38		$23.60	$23.59	$22.28

Total Return(a)	0.24	%(g)	15.41%	7.54	%(h)	0.04%	5.88%	16.83%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$14,962.9		$15,569.1	$14,207.5		$13,822.8	$11,096.7	$10,345.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.87	%(i)	0.88%	0.87%		0.88%	0.87%	0.89%
Expenses Before Waivers and/or Expense
Reimbursement	0.88	%(i)	0.89%	0.89%		0.90%	0.91%	0.92%
Net investment income (loss)	1.88	%(i)	1.64%	1.68%		1.52%	1.61%	1.58%
Portfolio turnover rate(j)	32	%(k)	66%	95%		94%	66%	54%

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)

Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(f)	Represents payment received by the Portfolio, from Prudential Financial, Inc., in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(g)	Total return for the period includes the impact of capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 7.50%.

(i)	Annualized.

(j)

The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s turnover rate may be higher.

(k)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS) (collectively, the Manager), and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 12-13, 2018 (the Meeting) and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates in serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. As a result of conversations with the Board, the Manager proposed, and the Board accepted, an additional breakpoint to the management fee for the Portfolios that operate as funds-of-funds.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2017, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge) an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2017. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST BlackRock/Loomis Sayles Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that the Portfolio’s prior subadviser had been replaced by the two current subadvisers in January 2015, and that therefore much of the Portfolio’s historical performance was not attributable to the Portfolio’s current subadvisers.

•

The Board considered more recent performance data provided by the Manager, which indicated that the Portfolio’s performance had improved following the subadviser changes. Since the subadvisers assumed management of the Portfolio in January 2015, the Portfolio outperformed its benchmark index by 90 basis points and ranked in the third quartile versus peers through April 30, 2018.

•	The Board noted that the Manager had contractually agreed to waive 0.035% of its investment management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock Low Duration Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	3rd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.057% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.009% of its management fee through June 30, 2019.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

***

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800) SEC-0330. Form N-Q is also available on the Trust’s website or by calling the telephone number referenced below.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

PRSRT STD

U.S. POSTAGE

PAID

DWIGHT, IL

PERMIT NO. 3

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2018 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-Zurich C

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.
	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.
	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Advanced Series Trust

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
Principal Executive Officer

Date:	August 14, 2018

By:	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date:	August 14, 2018

Appendix A

AST BlackRock/Loomis Sayles Bond Portfolio

AST BlackRock Low Duration Bond Portfolio

AST T. Rowe Price Asset Allocation Portfolio

AST Academic Strategies Asset Allocation Portfolio

AST AQR Large-Cap Portfolio

AST Capital Growth Asset Allocation Portfolio

AST ClearBridge Dividend Growth Portfolio

AST Goldman Sachs Multi-Asset Portfolio

AST J.P. Morgan Global Thematic Portfolio

AST J.P. Morgan Strategic Opportunities Portfolio

AST Legg Mason Diversified Growth Portfolio

AST New Discovery Asset Allocation Portfolio

AST T. Rowe Price Growth Opportunities Portfolio

AST AB Global Bond Portfolio

AST American Funds Growth Allocation Portfolio

AST Columbia Adaptive Risk Allocation Portfolio

AST Emerging Managers Diversified Portfolio

AST FQ Absolute Return Currency Portfolio

AST Franklin Templeton K2 Global Absolute Return Portfolio

AST Goldman Sachs Global Growth Allocation Portfolio

AST Goldman Sachs Global Income Portfolio

AST Goldman Sachs Strategic Income Portfolio

AST Jennison Global Infrastructure Portfolio

AST Managed Alternatives Portfolio

AST Managed Equity Portfolio

AST Managed Fixed Income Portfolio

AST Morgan Stanley Multi-Asset Portfolio

AST Neuberger Berman Long/Short Portfolio

AST Prudential Flexible Multi-Strategy Portfolio

AST QMA International Core Equity Portfolio

AST T. Rowe Price Diversified Real Growth Portfolio

AST Wellington Management Global Bond Portfolio

AST Wellington Management Real Total Return Portfolio